Fidelity® Variable Insurance Products
Initial Class

Asset Manager SM Portfolio
Contrafund® Portfolio
Equity-Income Portfolio
Growth Portfolio
High Income Portfolio
Index 500 Portfolio
Overseas Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Asset Manager Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Contrafund Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Equity-Income Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Growth Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
High Income Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Index 500 Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Overseas Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Asset ManagerSM - Initial Class	-8.87%	3.20%	7.72%
Fidelity Asset Manager Composite	-5.68%	5.79%	8.81%
S&P 500 ®	-17.99%	3.66%	11.43%
LB Aggregate Bond	8.63%	7.57%	7.34%
LB 3 Month T-Bill	2.65%	4.91%	4.71%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	8.88%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 SM Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

** 50% stocks, 40% bonds and 10% short-term instruments effective January 1, 1997.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Asset Manager SM Portfolio - Initial Class on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $21,036 - a 110.36% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $29,516 over the same period - a 195.16% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,315 - a 103.15% increase. You can also look at how the Fidelity Asset Manager Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $23,271 - a 132.71% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio
Fund Talk: The Managers' Overview

(Portfolio Manager photograph)

(Portfolio Manager photograph)

An interview with Richard Habermann (right) and Ford O'Neil (left), Co-Managers of Asset Manager Portfolio

Q. How did the fund perform, Dick?

R.H. For the six months ending June 30, 2002, the fund trailed both the Fidelity Asset Manager Composite Index and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which fell 5.13% and 6.29%, respectively. For the 12 months ending June 30, 2002, the fund again lagged the Composite index and Lipper average, which declined 5.68% and 8.12%, respectively.

Q. How did your asset-allocation decisions influence fund results?

R.H. While asset allocation overall was slightly negative, weak stock selection was the main driver of performance versus our benchmarks during the six-month period. The fund benefited from assuming a more cautious stance heading into 2002 by scaling back on equities to around a 50% neutral weighting as valuations began to look stretched, given little-to-no improvement in company fundamentals and heightened uncertainty about corporate governance. Slightly underweighting stocks during the spring also helped, as their prices fell sharply on the slowed pace of economic recovery and persistent geopolitical concerns, which further weakened investor confidence. Our fixed-income strategy, however, restrained performance, particularly versus our peer average. Emphasizing high-yield securities rather than stronger-performing investment-grade bonds hurt. While high-yield bonds benefited from some improvement in the economy, widespread credit quality downgrades curbed their advances. We reduced the fund's high-yield exposure and raised its cash position during the spring to provide a cushion as market conditions deteriorated.

Q. What drove the performance of the fund's equity subportfolio?

R.H. The fund's equity investments - managed by Charles Mangum, who replaced Doug Chase in February - notably underperformed the S&P 500®. Despite favorable sector positioning, poor stock picking dampened results in an unforgiving market. Much of the underperformance came from the health care sector, where the fund was hurt by the continued struggles of leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough. These stocks - and drug stocks in general - declined due to manufacturing problems, sluggish new product pipelines and drug approval delays. Simply put, using health care as a growth alternative failed us during the period, as investors became less enchanted with the sector. Additionally, Charles suffered from some existing holdings that were hurt by accounting concerns, most notably Tyco International and Computer Associates. Finally, holding sizable stakes in poor-performing media stocks Clear Channel Communications and AOL Time Warner also detracted. Conversely, the fund benefited from underweighting large-cap tech stocks, such as Intel and IBM - the latter of which we completely avoided - that suffered from high valuations and persistently weak capital spending. We owned several consumer staples stocks, including Coca-Cola and Avon Products, which - due to their defensive nature - fared well as the prospects for a strong economic recovery waned. We subsequently sold Avon prior to period end. Holding defensive financials with little exposure to the capital markets also helped, as did one health care services stock, Cardinal Health.

Q. Turning to you, Ford, how did the fund's fixed-income investments fare?

F.O. Investment-grade bonds performed well despite volatile interest rate and stock market conditions, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against this backdrop, the subportfolio benefited from my emphasis on higher-yielding, higher-quality mortgage and asset-backed securities, which outpaced Treasuries during the period. Reducing our corporate weighting also was important, as was good credit analysis and diversification, which helped us avoid several prominent issuers that experienced severe financial stress. Despite producing a negative return and underperforming investment-grade securities, the fund's high-yield subportfolio beat its benchmark, as Mark Notkin sidestepped several key defaults and credit downgrades. He also benefited from becoming more conservative and reducing exposure to speculative securities, while adding exposure to higher-rated, defensive holdings. Finally, as a conservative vehicle, the strategic cash portion of the fund - managed by John Todd - was effective in providing reasonably steady returns to help offset capital market volatility.

Q. What's your outlook?

F.O. We remain cautious. While evidence of a strengthening economy is a positive for the equity markets, accounting and reporting uncertainties remain a concern. Continued cost cutting should help boost corporate earnings in 2002, but it may take some time for demand-driven earnings to rebound. That said, given the improving backdrop, it might be wise to consider becoming more aggressive.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: high total return with reduced risk over the long term by allocating assets among stocks, bonds and short-term instruments

Start date: September 6, 1989

Size: as of June 30, 2002, more than $3.1 billion

Manager: Richard Habermann and Ford O'Neil, since 2001; Richard Habermann joined Fidelity in 1968; Ford O'Neil joined Fidelity in 1990

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Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Cardinal Health, Inc.	3.9
American International Group, Inc.	2.5
General Electric Co.	2.4
Fannie Mae	2.2
Microsoft Corp.	1.9
12.9
Top Five Bond Issuers as of June 30, 2002
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	10.1
U.S. Treasury Obligations	5.6
Government National Mortgage Association	2.4
Freddie Mac	1.6
Ford Motor Credit Co.	0.4
20.1
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stock Class and equity futures	49.2%
Bond Class	45.2%
Short-Term Class	5.6%

* Foreign investments 4.8%

Asset Allocation in the pie chart reflects the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.0%
Dana Corp.	73,700	$ 1,365,661
Exide Technologies warrants 3/18/06 (a)	2	1
		1,365,662
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	251,800	7,163,710
Household Durables - 0.1%
Leggett & Platt, Inc.	138,700	3,245,580
Media - 2.7%
AOL Time Warner, Inc. (a)	1,678,200	24,686,322
Clear Channel Communications, Inc. (a)	1,822,700	58,362,854
Cox Communications, Inc. Class A (a)	23,100	636,405
		83,685,581
Multiline Retail - 0.5%
Federated Department Stores, Inc. (a)	125,000	4,962,500
Target Corp.	185,200	7,056,120
Wal-Mart Stores, Inc.	63,900	3,515,139
		15,533,759
Specialty Retail - 1.3%
Home Depot, Inc.	680,100	24,980,073
Lowe's Companies, Inc.	333,700	15,149,980
		40,130,053
Textiles Apparel & Luxury Goods - 0.0%
Arena Brands Holding Corp. Class B	8,445	162,566
TOTAL CONSUMER DISCRETIONARY		151,286,911
CONSUMER STAPLES - 4.2%
Beverages - 1.4%
PepsiCo, Inc.	345,800	16,667,560
The Coca-Cola Co.	467,400	26,174,400
		42,841,960
Food & Drug Retailing - 1.3%
Albertson's, Inc.	263,000	8,010,980
CVS Corp.	705,200	21,579,120
Rite Aid Corp. (a)	1,380,100	3,243,235
Safeway, Inc. (a)	159,700	4,661,643
Sysco Corp.	123,200	3,353,504
		40,848,482
Food Products - 0.0%
McCormick & Co., Inc. (non-vtg.)	29,200	751,900
Personal Products - 0.4%
Alberto-Culver Co. Class B	162,800	7,781,840
Gillette Co.	141,100	4,779,057
		12,560,897
Tobacco - 1.1%
Philip Morris Companies, Inc.	806,200	35,214,816
TOTAL CONSUMER STAPLES		132,218,055

	Shares	Value (Note 1)
ENERGY - 2.9%
Energy Equipment & Services - 0.3%
BJ Services Co. (a)	105,600	$ 3,577,728
ENSCO International, Inc.	13,600	370,736
GlobalSantaFe Corp.	72,100	1,971,935
Halliburton Co.	227,300	3,623,162
		9,543,561
Oil & Gas - 2.6%
ChevronTexaco Corp.	242,000	21,417,000
Conoco, Inc.	1,472,800	40,943,840
Exxon Mobil Corp.	434,300	17,771,556
		80,132,396
TOTAL ENERGY		89,675,957
FINANCIALS - 11.2%
Banks - 2.5%
Bank of America Corp.	173,800	12,228,568
Bank One Corp.	214,100	8,238,568
Comerica, Inc.	167,900	10,309,060
FleetBoston Financial Corp.	468,300	15,149,505
PNC Financial Services Group, Inc.	235,150	12,293,642
Synovus Financial Corp.	198,000	5,448,960
Wachovia Corp.	397,403	15,172,847
		78,841,150
Diversified Financials - 5.7%
Citigroup, Inc.	1,292,500	50,084,375
Fannie Mae	936,200	69,044,750
Goldman Sachs Group, Inc.	131,900	9,674,865
Merrill Lynch & Co., Inc.	637,800	25,830,900
Morgan Stanley	520,600	22,427,448
		177,062,338
Insurance - 3.0%
AFLAC, Inc.	61,800	1,977,600
Allmerica Financial Corp.	120,100	5,548,620
American International Group, Inc.	1,146,100	78,198,403
Hartford Financial Services Group, Inc.	114,800	6,827,156
PartnerRe Ltd.	39,300	1,923,735
		94,475,514
TOTAL FINANCIALS		350,379,002
HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 0.6%
C.R. Bard, Inc.	105,800	5,986,164
Guidant Corp. (a)	399,400	12,073,862
		18,060,026
Health Care Providers & Services - 4.0%
Cardinal Health, Inc.	1,975,800	121,333,867
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	59,300	$ 1,939,110
Priority Healthcare Corp. Class B (a)	114,500	2,690,750
		125,963,727
Pharmaceuticals - 4.8%
Abbott Laboratories	1,600	60,240
Bristol-Myers Squibb Co.	1,444,400	37,121,080
Elan Corp. PLC sponsored ADR (a)	573,200	3,135,404
Eli Lilly & Co.	12,600	710,640
Merck & Co., Inc.	362,500	18,357,000
Pfizer, Inc.	1,294,300	45,300,500
Schering-Plough Corp.	1,494,900	36,774,540
Wyeth	174,200	8,919,040
		150,378,444
TOTAL HEALTH CARE		294,402,197
INDUSTRIALS - 3.9%
Airlines - 0.1%
AMR Corp. (a)	75,800	1,277,988
Delta Air Lines, Inc.	81,700	1,634,000
		2,911,988
Building Products - 0.1%
Masco Corp.	154,200	4,180,362
Commercial Services & Supplies - 0.2%
ChoicePoint, Inc. (a)	41,733	1,897,615
First Data Corp.	94,400	3,511,680
		5,409,295
Industrial Conglomerates - 3.0%
General Electric Co.	2,611,000	75,849,550
Tyco International Ltd.	1,259,500	17,015,845
		92,865,395
Machinery - 0.2%
Ingersoll-Rand Co. Ltd. Class A	120,100	5,483,766
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	129,400	3,882,000
Norfolk Southern Corp.	160,500	3,752,490
Union Pacific Corp.	34,400	2,176,832
		9,811,322
TOTAL INDUSTRIALS		120,662,128
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.5%
Cisco Systems, Inc. (a)	876,400	12,225,780
Comverse Technology, Inc. (a)	259,900	2,406,674
		14,632,454
Computers & Peripherals - 1.0%
Dell Computer Corp. (a)	910,600	23,803,084

	Shares	Value (Note 1)
EMC Corp. (a)	404,100	$ 3,050,955
Sun Microsystems, Inc. (a)	572,200	2,866,722
		29,720,761
Electronic Equipment & Instruments - 0.2%
Arrow Electronics, Inc. (a)	28,300	587,225
Solectron Corp. (a)	906,100	5,572,515
		6,159,740
Internet Software & Services - 0.0%
Check Point Software Technologies Ltd. (a)	63,300	858,348
IT Consulting & Services - 0.0%
Electronic Data Systems Corp.	24,300	902,745
Semiconductor Equipment & Products - 1.1%
Analog Devices, Inc. (a)	87,100	2,586,870
Atmel Corp. (a)	292,700	1,832,302
Intel Corp.	450,800	8,236,116
Lattice Semiconductor Corp. (a)	145,000	1,267,300
Linear Technology Corp.	131,300	4,126,759
Micron Technology, Inc. (a)	265,800	5,374,476
Semtech Corp. (a)	77,700	2,074,590
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	275,000	3,575,000
United Microelectronics Corp. sponsored ADR	482,600	3,547,110
		32,620,523
Software - 2.6%
Adobe Systems, Inc.	92,200	2,627,700
Computer Associates International, Inc.	745,000	11,838,050
Microsoft Corp. (a)	1,079,000	59,021,300
Network Associates, Inc. (a)	78,100	1,504,987
Oracle Corp. (a)	227,300	2,152,531
Take-Two Interactive Software, Inc. (a)	200,000	4,118,000
VERITAS Software Corp. (a)	40,200	795,558
		82,058,126
TOTAL INFORMATION TECHNOLOGY		166,952,697
MATERIALS - 0.4%
Chemicals - 0.1%
IMC Global, Inc.	293,400	3,667,500
Metals & Mining - 0.3%
Alcoa, Inc.	148,100	4,909,515
Ryerson Tull, Inc.	326,900	3,801,847
		8,711,362
TOTAL MATERIALS		12,378,862
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T Corp.	566,900	6,065,830
BellSouth Corp.	704,200	22,182,300
McCaw International Ltd. warrants 4/16/07 (a)(f)	8,150	1
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
NTL, Inc. warrants 10/14/08 (a)	3,742	$ 37
Ono Finance PLC rights 5/31/09 (a)(f)	1,740	17
Qwest Communications International, Inc.	1,050,300	2,940,840
SBC Communications, Inc.	1,200,200	36,606,100
Verizon Communications, Inc.	869,200	34,898,380
		102,693,505
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(f)	2,845	51,210
Nextel Communications, Inc. Class A (a)	500,000	1,605,000
		1,656,210
TOTAL TELECOMMUNICATION SERVICES		104,349,715
UTILITIES - 0.9%
Electric Utilities - 0.8%
FirstEnergy Corp.	376,400	12,564,232
Southern Co.	262,100	7,181,540
TXU Corp.	119,300	6,149,915
		25,895,687
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	185,700	1,006,494
TOTAL UTILITIES		26,902,181
TOTAL COMMON STOCKS (Cost $1,675,265,847)		1,449,207,705
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financials - 0.1%
AES Trust VII $3.00	168,800	3,266,786
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	2,993	599
TOTAL CONVERTIBLE PREFERRED STOCKS		3,267,385
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	1,490	1,421,460

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	8,239	$ 1,647,800
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. $127.50 pay-in-kind	2,604	1,223,880
Dobson Communications Corp. $130.00 pay-in-kind	829	414,500
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	5,948	1,368,040
		3,006,420
TOTAL TELECOMMUNICATION SERVICES		4,654,220
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,075,680
TOTAL PREFERRED STOCKS (Cost $19,889,860)		9,343,065
Corporate Bonds - 22.7%
Ratings (unaudited) (j)		Principal Amount
Convertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 1,560,000	1,190,475
Specialty Retail - 0.3%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	6,974,000	8,004,339
TOTAL CONSUMER DISCRETIONARY			9,194,814
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	10,840,000	5,057,944
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Total Renal Care Holdings 7% 5/15/09 (f)	B2	2,940,000	2,879,363
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.3%
CIENA Corp. 3.75% 2/1/08	Ba3	2,620,000	1,519,600
Comverse Technology, Inc. 1.5% 12/1/05	BB	5,070,000	3,954,752
Juniper Networks, Inc. 4.75% 3/15/07	B2	8,930,000	5,218,603
			10,692,955
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.3%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	$ 7,110,000	$ 3,011,796
Sanmina-SCI Corp. 4.25% 5/1/04	Ba2	6,010,000	5,425,227
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	1,950,000	1,111,500
0% 11/20/20	Ba3	2,490,000	1,164,075
			10,712,598
Semiconductor Equipment & Products - 0.3%
Agere Systems, Inc. 6.5% 12/15/09	B2	1,750,000	1,212,960
Atmel Corp. 0% 5/23/21	CCC+	1,643,000	482,713
LSI Logic Corp. 4% 2/15/05	Ba3	2,660,000	2,241,316
Transwitch Corp. 4.5% 9/12/05	B3	31,000	18,290
Vitesse Semiconductor Corp. 4% 3/15/05	B3	5,020,000	3,677,150
			7,632,429
TOTAL INFORMATION TECHNOLOGY			29,037,982
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
4.75% 7/1/07	B3	530,000	242,475
5.25% 1/15/10	B3	1,030,000	436,514
6% 6/1/11	B3	7,260,000	3,258,288
			3,937,277
TOTAL CONVERTIBLE BONDS			50,107,380
Nonconvertible Bonds - 21.1%
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.4%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	610,000	600,850
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3	1,800,000	1,924,200
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	2,500,000	2,609,200
Dana Corp. 10.125% 3/15/10 (f)	Ba3	1,820,000	1,865,500
Dura Operating Corp. 8.625% 4/15/12 (f)	B1	1,440,000	1,440,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Lear Corp. 7.96% 5/15/05	Ba1	$ 2,280,000	$ 2,337,000
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	400,000	407,000
			11,183,750
Hotels, Restaurants & Leisure - 1.4%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	780,000	819,000
Domino's, Inc. 10.375% 1/15/09	B2	1,500,000	1,612,500
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,330,000	4,459,900
HMH Properties, Inc. 7.875% 8/1/08	Ba3	1,990,000	1,910,400
Horseshoe Gaming LLC 8.625% 5/15/09	B2	5,585,000	5,612,925
International Game Technology 8.375% 5/15/09	Ba1	1,220,000	1,281,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	1,110,000	1,101,675
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	1,170,000	1,237,275
Penn National Gaming, Inc. 8.875% 3/15/10	B3	2,270,000	2,247,300
Premier Parks, Inc.:
0% 4/1/08 (d)	B2	3,875,000	3,744,219
9.75% 6/15/07	B2	1,760,000	1,804,000
Station Casinos, Inc. 8.375% 2/15/08	B1	6,975,000	7,131,938
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	1,535,000	1,561,863
8.875% 8/15/11 (f)	B2	1,210,000	1,231,175
yankee 8.625% 12/15/07	B2	1,705,000	1,743,363
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	1,070,000	1,107,450
8.875% 4/15/11	Ba1	3,030,000	3,219,375
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	2,260,000	2,327,800
			44,153,158
Household Durables - 0.4%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2	2,480,000	2,517,200
8.875% 4/1/08	Ba2	325,000	329,875
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	525,000	441,000
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1	420,000	406,350
8% 2/1/09	Ba1	1,040,000	1,024,400
KB Home 8.625% 12/15/08	Ba3	1,070,000	1,080,700
Lennar Corp. 7.625% 3/1/09	Ba1	1,500,000	1,515,000
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc. 9.125% 6/15/11	Ba3	$ 1,340,000	$ 1,420,400
Sealy Mattress Co. 9.875% 12/15/07	B3	2,605,000	2,631,050
Standard Pacific Corp. 9.25% 4/15/12	Ba3	725,000	725,000
WCI Communities, Inc. 10.625% 2/15/11	B1	910,000	955,500
			13,046,475
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09 (f)	B2	1,740,000	1,740,000
Media - 2.6%
AMC Entertainment, Inc.:
9.5% 2/1/11	Caa3	975,000	965,250
9.875% 2/1/12	Caa3	1,300,000	1,300,000
American Media Operations, Inc. 10.25% 5/1/09	B2	1,870,000	1,963,500
AOL Time Warner, Inc.:
6.75% 4/15/11	Baa1	3,500,000	3,220,931
6.875% 5/1/12	Baa1	1,585,000	1,461,765
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	3,740,000	3,676,480
Chancellor Media Corp.:
8% 11/1/08	Ba1	1,260,000	1,247,400
8.125% 12/15/07	Ba2	435,000	430,650
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	B2	565,000	242,950
0% 4/1/11 (d)	B2	5,745,000	2,757,600
0% 5/15/11 (d)	B2	1,460,000	525,600
10% 4/1/09	B2	1,150,000	793,500
10% 5/15/11	B2	425,000	284,750
10.75% 10/1/09	B2	3,355,000	2,314,950
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	1,625,000	1,616,875
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	5,975,000	6,111,887
Corus Entertainment, Inc. 8.75% 3/1/12	B1	3,865,000	3,922,975
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	6,420,000	5,136,000
7.625% 7/15/18	Ba2	545,000	430,550
7.875% 2/15/18	Ba2	205,000	157,850
9.875% 4/1/23	BB-	1,370,000	1,027,500

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	$ 2,050,000	$ 1,875,750
9.375% 2/1/09	B1	3,445,000	3,203,850
Entravision Communications Corp. 8.125% 3/15/09 (f)	B3	2,495,000	2,507,475
Fox Family Worldwide, Inc. 9.25% 11/1/07	Baa1	1,020,000	1,081,200
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (d)	Ba1	345,000	351,900
International Cabletel, Inc. 11.5% 2/1/06 (c)	Ca	2,000,000	600,000
Lamar Media Corp.:
8.625% 9/15/07	Ba3	100,000	102,500
9.25% 8/15/07	B1	2,275,000	2,366,000
LBI Media, Inc. 10.125% 7/15/12	B3	1,495,000	1,495,000
News America Holdings, Inc. 7.75% 12/1/45	Baa3	7,000,000	6,533,562
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	2,110,000	2,141,650
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	3,265,000	2,807,900
Quebecor Media, Inc. 11.125% 7/15/11	B2	35,000	34,300
Radio One, Inc. 8.875% 7/1/11	B3	7,970,000	7,970,000
Regal Cinemas Corp. 9.375% 2/1/12 (f)	B3	2,465,000	2,563,600
Telewest PLC yankee:
9.625% 10/1/06	Caa3	2,530,000	1,012,000
11% 10/1/07	Caa3	415,000	168,075
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	1,000,000	995,015
Yell Finance BV:
0% 8/1/11 (d)	B2	420,000	286,650
10.75% 8/1/11	B2	3,520,000	3,819,200
			81,504,590
Multiline Retail - 0.1%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	2,435,000	2,557,317
TOTAL CONSUMER DISCRETIONARY			154,185,290
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	400,000	414,000
Food & Drug Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	Baa3	2,230,000	2,320,516
Pathmark Stores, Inc. 8.75% 2/1/12	B2	620,000	632,400
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Drug Retailing - continued
Rite Aid Corp.:
6% 10/1/03 (f)	Caa3	$ 320,000	$ 301,600
6.125% 12/15/08 (f)	Caa3	1,350,000	796,500
6.875% 8/15/13	Caa3	855,000	521,550
Safeway, Inc. 6.5% 3/1/11	Baa2	2,160,000	2,225,513
			6,798,079
Food Products - 0.2%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	1,155,000	1,201,200
Corn Products International, Inc. 8.25% 7/15/07	Ba1	1,980,000	1,960,042
Dean Foods Co.:
6.625% 5/15/09	B1	180,000	171,000
6.9% 10/15/17	B1	195,000	167,700
8.15% 8/1/07	B1	1,150,000	1,178,750
Del Monte Corp. 9.25% 5/15/11	B3	870,000	904,800
Dole Food Co., Inc. 7.25% 5/1/09 (f)	Ba1	1,025,000	1,045,500
Michael Foods, Inc. 11.75% 4/1/11	B2	105,000	115,500
			6,744,492
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	Ba1	300,000	283,500
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	310,000	317,750
10% 11/1/08	Ba3	2,190,000	2,529,450
			3,130,700
Personal Products - 0.1%
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	475,000	332,500
9% 11/1/06	Caa3	1,350,000	945,000
12% 12/1/05	Caa1	2,050,000	2,029,500
			3,307,000
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	A2	3,955,000	4,228,639
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	1,430,000	1,464,126
			5,692,765
TOTAL CONSUMER STAPLES			26,087,036

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	$ 665,000	$ 678,300
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	1,020,000	1,063,350
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	570,000	582,825
Trico Marine Services, Inc. 8.875% 5/15/12 (f)	B2	710,000	704,675
			3,029,150
Oil & Gas - 1.1%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	1,610,000	1,718,186
Chesapeake Energy Corp.:
7.875% 3/15/04	B1	890,000	898,900
8.125% 4/1/11	B1	3,610,000	3,564,875
8.375% 11/1/08	B1	1,350,000	1,339,875
8.5% 3/15/12	B1	2,600,000	2,567,500
Devon Energy Corp. 7.95% 4/15/32	Baa2	2,315,000	2,490,215
Encore Acquisition Co. 8.375% 6/15/12 (f)	B2	560,000	560,000
Forest Oil Corp. 8% 12/15/11	Ba3	1,030,000	1,030,000
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (f)	B2	340,000	351,900
Pemex Project Funding Master Trust 7.875% 2/1/09 (f)	Baa1	3,000,000	2,992,500
Petro-Canada 7% 11/15/28	Baa2	1,290,000	1,264,034
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)	-	1,510,000	1,485,478
Plains Resources, Inc. Series B, 10.25% 3/15/06	B2	5,425,000	5,601,313
Suncor Energy, Inc. 7.15% 2/1/32	A3	1,540,000	1,584,218
The Coastal Corp. 9.625% 5/15/12	Baa2	2,720,000	3,012,291
Valero Energy Corp. 6.875% 4/15/12	Baa2	1,200,000	1,233,097
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	2,335,000	2,299,975
			33,994,357
TOTAL ENERGY			37,023,507
FINANCIALS - 6.0%
Banks - 1.2%
Bank of America Corp.:
7.125% 9/15/06	Aa2	5,000,000	5,457,335
7.8% 2/15/10	Aa3	1,120,000	1,253,325
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
BankBoston Corp. 6.625% 2/1/04	A2	$ 510,000	$ 531,450
Capital One Bank 6.5% 7/30/04	Baa2	1,740,000	1,757,576
Den Danske Bank AS 6.375% 6/15/08 (f)(g)	Aa3	8,340,000	8,774,314
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	1,190,000	1,280,992
FleetBoston Financial Corp. 7.25% 9/15/05	A1	1,730,000	1,881,321
HSBC Finance Nederland BV 7.4% 4/15/03 (f)	A1	500,000	517,675
Korea Development Bank 7.375% 9/17/04	A3	615,000	659,561
MBNA America Bank NA 6.625% 6/15/12	Baa2	1,565,000	1,548,568
MBNA Corp. 7.5% 3/15/12	Baa2	2,035,000	2,167,015
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (g)	A1	1,660,000	1,735,356
7.816% 11/29/49	A1	3,230,000	3,517,002
Wachovia Corp. 4.95% 11/1/06	A1	5,000,000	5,038,845
Washington Mutual Bank 6.875% 6/15/11	A3	2,000,000	2,101,638
			38,221,973
Diversified Financials - 3.8%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	Aa3	2,500,000	2,886,255
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	Baa1	4,250,000	4,497,869
American Airlines pass thru trust certificate:
7.8% 4/1/08	A	1,710,000	1,714,275
7.858% 4/1/13	Baa1	2,200,000	2,381,196
American Gen. Finance Corp. 5.875% 7/14/06	A1	3,340,000	3,449,135
Amvescap PLC:
5.9% 1/15/07	A2	1,015,000	1,027,818
6.6% 5/15/05	A2	4,410,000	4,672,554
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	2,955,000	2,955,000
Burlington Resources Finance Co. 7.4% 12/1/31 (f)	Baa1	1,265,000	1,322,736
Capital One Financial Corp. 7.125% 8/1/08	Baa3	2,500,000	2,340,320

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
CIT Group, Inc.:
5.5% 2/15/04	A2	$ 680,000	$ 654,241
7.75% 4/2/12	A2	1,440,000	1,417,575
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3	782,237	729,930
6.9% 1/2/17	Baa3	314,338	291,999
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	2,590,000	2,647,457
5.5% 2/1/07	A3	2,500,000	2,544,580
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	3,075,000	3,099,102
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	605,000	649,070
7.92% 5/18/12	Baa1	920,000	953,047
10.06% 1/2/16	Ba1	410,000	385,400
Details Capital Corp. 0% 11/15/07 (d)	Caa1	505,000	479,750
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	2,340,000	2,436,960
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	200,000	130,000
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	910,000	903,175
Ford Motor Credit Co.:
5.8% 1/12/09	A3	1,705,000	1,603,041
6.5% 1/25/07	A3	2,010,000	2,011,837
7.25% 10/25/11	A3	360,000	361,727
7.375% 10/28/09	A3	1,150,000	1,190,483
7.5% 3/15/05	A3	3,850,000	4,026,349
7.875% 6/15/10	A3	2,500,000	2,613,598
General Electric Capital Corp. 6% 6/15/12	Aaa	3,140,000	3,094,313
General Motors Acceptance Corp.:
6.75% 1/15/06	A2	1,290,000	1,339,291
6.875% 9/15/11	A2	7,830,000	7,773,757
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	3,075,000	3,132,217
Household Finance Corp.:
6.375% 10/15/11	A2	1,300,000	1,243,603
6.5% 1/24/06	A2	1,565,000	1,600,034
8% 5/9/05	A2	610,000	657,072
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	A2	1,600,000	1,882,138
ING Capital Funding Trust III 8.439% 12/31/10	A1	1,400,000	1,560,993
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	3,000,000	3,037,221
6.75% 2/1/11	A1	2,090,000	2,166,308
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (f)	B1	$ 570,000	$ 547,200
10.5% 6/15/09 (f)	B1	230,000	232,300
Morgan Stanley 6.6% 4/1/12	Aa3	1,750,000	1,783,402
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	1,315,000	1,264,688
NiSource Finance Corp. 7.875% 11/15/10	Baa3	4,065,000	4,201,190
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	530,136	514,030
7.248% 7/2/14	Ba2	722,261	612,910
7.575% 3/1/19	A3	371,929	379,963
7.691% 4/1/17	Baa2	80,000	78,440
8.304% 9/1/10	Ba2	505,206	477,419
Petronas Capital Ltd. 7% 5/22/12 (f)	Baa1	4,615,000	4,689,994
PTC International Finance BV 0% 7/1/07 (d)	B1	2,475,000	2,499,750
PTC International Finance II SA 11.25% 12/1/09	B1	2,280,000	2,302,800
Salomon Smith Barney Holdings, Inc. 5.875% 3/15/06	Aa1	4,580,000	4,786,535
SESI LLC 8.875% 5/15/11	B1	120,000	121,200
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	4,250,000	2,660,207
7.625% 1/30/11	Baa3	1,500,000	1,193,448
8.75% 3/15/32	Baa3	1,255,000	943,843
TXU Eastern Funding 6.75% 5/15/09	Baa1	3,925,000	3,946,529
			117,099,274
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (f)	Aa2	2,500,000	2,521,085
6.25% 2/15/12 (f)	Aa2	1,350,000	1,383,396
			3,904,481
Real Estate - 0.9%
Arden Realty LP 7% 11/15/07	Baa3	4,000,000	4,149,420
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	1,590,000	1,653,513
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (f)	Ba3	1,970,000	1,989,700

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	$ 2,950,000	$ 3,091,960
EOP Operating LP:
6.375% 2/15/03	Baa1	1,000,000	1,020,653
7.75% 11/15/07	Baa1	5,820,000	6,375,548
ERP Operating LP 7.1% 6/23/04	Baa1	3,980,000	4,189,034
Regency Centers LP 6.75% 1/15/12	Baa2	1,990,000	2,034,660
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	2,350,000	2,420,500
			26,924,988
TOTAL FINANCIALS			186,150,716
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.1%
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	700,000	689,500
11.625% 12/1/06	B2	950,000	1,059,250
Boston Scientific Corp. 6.625% 3/15/05	Baa2	655,000	661,550
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (f)	B2	240,000	240,000
			2,650,300
Health Care Providers & Services - 0.7%
Alderwoods Group, Inc. 11% 1/2/07	-	3,483,000	3,500,415
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	410,000	422,300
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	1,150,000	1,173,000
Fountain View, Inc. 11.25% 4/15/08 (c)	-	2,330,000	1,398,000
HealthSouth Corp.:
7.625% 6/1/12 (f)	Ba1	400,000	392,000
8.375% 10/1/11	Ba1	1,500,000	1,567,500
8.5% 2/1/08	Ba1	620,000	635,500
10.75% 10/1/08	Ba2	680,000	742,900
Medpartners, Inc. 7.375% 10/1/06	Ba2	1,020,000	1,030,200
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	1,480,000	1,494,800
Service Corp. International (SCI):
6.3% 3/15/03	B1	780,000	756,600
7.2% 6/1/06	B1	580,000	545,200
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	1,275,000	1,415,250
Triad Hospitals, Inc. 8.75% 5/1/09	B1	3,385,000	3,554,250
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Unilab Corp. 12.75% 10/1/09	B3	$ 470,000	$ 547,550
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	930,000	967,200
			20,142,665
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	1,545,000	1,436,850
Biovail Corp. 7.875% 4/1/10	B2	2,695,000	2,600,675
			4,037,525
TOTAL HEALTH CARE			26,830,490
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	3,465,000	3,603,600
Transdigm, Inc. 10.375% 12/1/08 (f)	B3	370,000	379,250
			3,982,850
Airlines - 0.1%
Delta Air Lines, Inc.:
8.3% 12/15/29	Ba3	2,045,000	1,472,400
8.54% 1/2/07	Ba1	263,644	247,825
			1,720,225
Commercial Services & Supplies - 0.6%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	6,510,000	6,249,600
7.875% 1/1/09	Ba3	210,000	202,125
8.875% 4/1/08	Ba3	190,000	188,100
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	1,055,000	1,052,363
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	1,220,000	1,110,200
Iron Mountain, Inc.:
8.25% 7/1/11	B2	755,000	755,000
8.625% 4/1/13	B2	1,320,000	1,343,100
8.75% 9/30/09	B2	290,000	295,075
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	1,500,000	1,567,500
Mail-Well I Corp. 9.625% 3/15/12 (f)	B1	1,485,000	1,499,850
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	510,000	513,825
Pierce Leahy Corp. 9.125% 7/15/07	B2	705,000	729,675

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
World Color Press, Inc.:
7.75% 2/15/09	Baa2	$ 1,655,000	$ 1,655,000
8.375% 11/15/08	Baa2	110,000	113,300
			17,274,713
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	Ba3	330,000	349,800
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	290,000	305,950
Joy Global, Inc. 8.75% 3/15/12	B2	505,000	515,100
Tyco International Group SA yankee:
6.375% 10/15/11	Ba2	2,020,000	1,546,330
6.75% 2/15/11	Ba2	1,500,000	1,164,855
			3,882,035
Marine - 0.2%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	4,520,000	4,700,800
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	750,000	630,000
10.25% 11/15/06	B2	1,570,000	1,130,400
			6,461,200
Road & Rail - 0.2%
Kansas City Southern Railway Co.:
7.5% 6/15/09 (f)	Ba2	2,100,000	2,100,000
9.5% 10/1/08	Ba2	180,000	194,400
TFM SA de CV 11.75% 6/15/09	B1	4,820,000	4,542,850
			6,837,250
TOTAL INDUSTRIALS			40,158,273
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12 (f)	Ba3	1,505,000	1,505,000
Motorola, Inc. 8% 11/1/11	Baa2	2,010,000	1,961,497
			3,466,497
Computers & Peripherals - 0.2%
Compaq Computer Corp. 7.65% 8/1/05	Baa2	1,650,000	1,761,880
Hewlett-Packard Co. 6.5% 7/1/12	A3	3,060,000	3,044,700
Seagate Technology HDD Holdings 8% 5/15/09 (f)	Ba2	1,080,000	1,074,600
			5,881,180
Electronic Equipment & Instruments - 0.1%
Fisher Scientific International, Inc. 8.125% 5/1/12 (f)	B3	705,000	699,713
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. 9.875% 7/1/10	Ba2	$ 1,350,000	$ 1,397,250
Solectron Corp. 9.625% 2/15/09	Ba3	950,000	864,500
			2,961,463
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09 (f)	B1	1,660,000	1,361,200
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	540,000	558,900
10.5% 2/1/09	B2	340,000	358,700
Micron Technology, Inc. 6.5% 9/30/05 (i)	Ba2	3,000,000	2,670,000
			3,587,600
TOTAL INFORMATION TECHNOLOGY			17,257,940
MATERIALS - 1.4%
Chemicals - 0.3%
Compass Minerals Group, Inc. 10% 8/15/11	B3	1,550,000	1,627,500
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	715,000	729,300
Huntsman International LLC 9.875% 3/1/09 (f)	B3	1,490,000	1,497,450
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	705,000	655,650
9.625% 5/1/07	Ba3	805,000	764,750
9.875% 5/1/07	Ba3	500,000	477,500
OM Group, Inc. 9.25% 12/15/11	B3	2,330,000	2,399,900
			8,152,050
Containers & Packaging - 0.4%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	4,095,000	4,115,475
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	770,000	735,350
7.35% 5/15/08	B3	330,000	297,000
7.5% 5/15/10	B3	310,000	281,325
7.8% 5/15/18	B3	140,000	120,400
7.85% 5/15/04	B3	1,560,000	1,524,900

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
8.1% 5/15/07	B3	$ 630,000	$ 589,050
Packaging Corp. of America 9.625% 4/1/09	Ba2	2,185,000	2,348,875
Riverwood International Corp. 10.625% 8/1/07	B3	1,700,000	1,768,000
Sealed Air Corp.:
6.95% 5/15/09 (f)	Baa3	1,640,000	1,459,600
8.75% 7/1/08 (f)	Baa3	570,000	589,950
			13,829,925
Metals & Mining - 0.4%
AK Steel Corp.:
7.75% 6/15/12 (f)	B1	1,850,000	1,840,750
7.875% 2/15/09	B1	740,000	736,300
9.125% 12/15/06	B1	890,000	932,275
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	3,350,000	3,224,375
7.5% 11/15/06	B3	460,000	416,300
Luscar Coal Ltd. 9.75% 10/15/11	Ba3	1,180,000	1,262,600
P&L Coal Holdings Corp. 8.875% 5/15/08	Ba3	170,000	179,350
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	2,385,000	2,444,625
			11,036,575
Paper & Forest Products - 0.3%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	120,000	117,000
8.125% 5/15/11	Ba1	390,000	374,400
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2	190,000	194,750
Stone Container Corp.:
8.375% 7/1/12 (f)	B2	1,010,000	1,017,575
9.75% 2/1/11	B2	1,270,000	1,358,900
Weyerhaeuser Co.:
6.75% 3/15/12 (f)	Baa2	2,500,000	2,588,790
7.375% 3/15/32 (f)	Baa2	3,390,000	3,462,885
			9,114,300
TOTAL MATERIALS			42,132,850
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.4%
AT&T Corp.:
6.5% 3/15/29	Baa2	3,465,000	2,390,850
8% 11/15/31 (f)	Baa2	1,010,000	787,800
British Telecommunications PLC 8.875% 12/15/30	Baa1	2,580,000	2,810,053
Citizens Communications Co.:
8.5% 5/15/06	Baa2	2,000,000	1,935,512
8.5% 5/15/06	Baa2	2,900,000	2,806,475
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 8.25% 6/15/05 (e)	Baa1	$ 2,500,000	$ 2,557,883
Diamond Cable Communications PLC yankee:
10.75% 2/15/07 (c)	Ca	3,230,000	807,500
11.75% 12/15/05 (c)	Ca	3,000,000	750,000
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa3	3,410,000	3,471,990
NTL Communications Corp.:
0% 10/1/08 (c)(d)	Ca	330,000	85,800
11.5% 10/1/08 (c)	Ca	3,045,000	913,500
NTL, Inc. 0% 4/1/08 (c)(d)	Ca	415,000	112,050
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	195,000	192,075
Qwest Corp.:
8.875% 3/15/12 (f)	Baa3	4,900,000	4,361,000
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	1,070,000	716,900
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	3,540,000	3,550,358
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	5,000,000	5,100,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (c)	C	340,000	6,800
Telewest Communications PLC:
9.875% 2/1/10	Caa3	885,000	354,000
11.25% 11/1/08	Caa3	985,000	394,000
TELUS Corp. 8% 6/1/11	Baa2	2,000,000	1,661,820
Tritel PCS, Inc. 0% 5/15/09 (d)	Baa2	3,379,000	2,703,200
U.S. West Communications 7.2% 11/1/04	Baa3	2,010,000	1,788,900
Verizon New York, Inc. 7.375% 4/1/32	A1	1,065,000	1,004,568
WorldCom, Inc.:
6.4% 8/15/05 (c)	Ca	1,555,000	256,575
6.5% 5/15/04 (c)	Ca	270,000	44,550
7.375% 1/15/06 (c)(f)	CCC-	215,000	35,475
7.5% 5/15/11 (c)	Ca	6,385,000	1,053,525
8% 5/16/06 (c)	Ca	1,400,000	231,000
8.25% 5/15/31 (c)	Ca	3,270,000	539,550
			43,423,709
Wireless Telecommunication Services - 1.0%
AT&T Wireless Services, Inc. 7.875% 3/1/11	Baa2	2,500,000	2,019,345
Crown Castle International Corp.:
9.375% 8/1/11	B3	2,065,000	1,300,950
9.5% 8/1/11	B3	205,000	128,125

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
10.75% 8/1/11	B3	$ 385,000	$ 248,325
Dobson Communications Corp. 10.875% 7/1/10	B3	205,000	133,250
Echostar Broadband Corp. 10.375% 10/1/07	B1	4,225,000	4,056,000
Millicom International Cellular SA 13.5% 6/1/06	Caa1	2,790,000	976,500
Nextel Communications, Inc.:
0% 10/31/07 (d)	B3	7,320,000	3,806,400
0% 2/15/08 (d)	B3	840,000	394,800
9.375% 11/15/09	B3	3,110,000	1,555,000
Orange PLC yankee 9% 6/1/09	Baa3	3,455,000	3,005,850
PanAmSat Corp.:
6.125% 1/15/05	Ba2	750,000	682,500
6.375% 1/15/08	Ba2	1,120,000	1,041,600
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	1,920,000	1,286,400
SpectraSite Holdings, Inc.:
0% 3/15/10 (d)	Caa3	2,590,000	673,400
10.75% 3/15/10	Caa3	1,265,000	556,600
12.5% 11/15/10	Caa3	1,835,000	825,750
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	Baa2	1,314,000	1,051,200
10.625% 7/15/10	Baa2	465,000	441,750
VoiceStream Wireless Corp. 0% 11/15/09 (d)	Baa2	8,711,000	6,359,030
			30,542,775
TOTAL TELECOMMUNICATION SERVICES			73,966,484
UTILITIES - 1.7%
Electric Utilities - 1.3%
AES Corp. 9.375% 9/15/10	Ba3	2,600,000	1,612,000
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	Baa2	1,750,000	1,848,154
Avon Energy Partners Holdings:
6.46% 3/4/08 (f)	Baa3	3,960,000	3,867,502
6.73% 12/11/02 (f)	Baa3	4,910,000	4,960,720
CMS Energy Corp.:
7.5% 1/15/09	B3	985,000	699,350
8.375% 7/1/03	B3	1,755,000	1,439,100
9.875% 10/15/07	B3	1,655,000	1,241,250
Constellation Energy Group, Inc. 7% 4/1/12	Baa1	1,180,000	1,232,308
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	3,780,000	4,244,985
Edison International 6.875% 9/15/04	B3	750,000	682,500
FirstEnergy Corp. 6.45% 11/15/11	Baa2	2,155,000	2,092,281
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co. 7.5% 6/15/09	Baa2	$ 1,880,000	$ 1,779,422
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	1,920,000	1,604,218
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	675,000	607,500
7.05% 3/1/24	B3	340,000	312,800
9.625% 11/1/05 (f)	Caa2	920,000	920,000
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	340,000	316,200
8.625% 2/15/08	Baa3	1,065,000	1,011,750
PSI Energy, Inc. 6.65% 6/15/06	A3	2,450,000	2,542,610
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	2,550,000	2,316,175
Sierra Pacific Power Co. 8% 6/1/08	Ba2	550,000	522,500
Southern California Edison Co. 7.625% 1/15/10	Ba3	1,472,000	1,339,520
TECO Energy, Inc. 7% 5/1/12	A3	2,345,000	2,459,260
Texas Utilities Co. 6.375% 1/1/08	Baa3	390,000	393,262
			40,045,367
Gas Utilities - 0.2%
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	225,000	177,750
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	885,000	920,968
El Paso Energy Corp. 7.75% 1/15/32	Baa2	1,190,000	1,103,535
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	1,165,000	1,232,083
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	150,000	112,500
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (f)	Baa2	1,680,000	1,785,000
Sempra Energy 7.95% 3/1/10	A2	1,210,000	1,289,946
			6,621,782
Multi-Utilities & Unregulated Power - 0.2%
AES Corp.:
8.75% 6/15/08	Ba3	280,000	173,600
9.5% 6/1/09	Ba3	2,685,000	1,745,250

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Western Resources, Inc.(OLD):
7.875% 5/1/07 (f)	Ba1	$ 1,780,000	$ 1,766,650
9.75% 5/1/07 (f)	Ba2	2,000,000	1,920,000
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	1,275,000	1,032,495
7.5% 1/15/31	Baa2	1,400,000	1,005,404
			7,643,399
TOTAL UTILITIES			54,310,548
TOTAL NONCONVERTIBLE BONDS			658,103,134
TOTAL CORPORATE BONDS (Cost $736,760,822)			708,210,514
U.S. Government and Government Agency Obligations - 7.8%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
5.5% 5/2/06	Aa2	4,185,000	4,396,066
6.25% 2/1/11	Aa2	2,115,000	2,223,203
7.25% 5/15/30	Aaa	4,280,000	4,873,722
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	Aaa	2,000,000	2,283,504
Freddie Mac:
5.5% 7/15/06	Aaa	33,075,000	34,691,971
5.875% 3/21/11	Aa2	9,265,000	9,496,291
6.875% 9/15/10	Aaa	1,400,000	1,555,621
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	Aaa	2,825,000	3,036,352
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			62,556,730
U.S. Treasury Obligations - 5.8%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.76% 7/5/02 to 7/25/02 (k)	-	6,300,000	6,295,020
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	7,265,000	7,869,753
6.625% 2/15/27	Aaa	1,500,000	1,684,215
7.625% 2/15/25	Aaa	1,290,000	1,609,355
8.125% 8/15/19	Aaa	22,210,000	28,448,700
8.875% 8/15/17	Aaa	2,000,000	2,697,628
10% 5/15/10	Aaa	9,600,000	11,272,128
11.75% 2/15/10	Aaa	13,045,000	15,751,329
12% 8/15/13	Aaa	3,740,000	5,229,133
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
3.5% 11/15/06	Aaa	$ 5,500,000	$ 5,402,034
6.125% 8/15/07	Aaa	785,000	855,605
6.5% 2/15/10	Aaa	39,515,000	44,173,028
7% 7/15/06	Aaa	42,250,000	47,192,870
7.25% 8/15/04	Aaa	1,404,000	1,527,069
TOTAL U.S. TREASURY OBLIGATIONS			180,007,867
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $233,211,191)			242,564,597
U.S. Government Agency - Mortgage Securities - 12.0%

Fannie Mae - 9.4%
5.5% 1/1/32 to 3/1/32	Aaa	8,527,495	8,277,682
6% 6/1/13 to 6/1/32	Aaa	73,282,250	73,912,877
6.5% 6/1/13 to 6/1/31	Aaa	98,817,988	101,371,308
6.5% 7/1/32 (l)	Aaa	9,100,000	9,273,469
6.5% 7/1/32 (l)	Aaa	8,625,000	8,789,414
6.5% 7/1/32 (l)	Aaa	14,382,110	14,656,269
6.5% 7/1/32 (l)	Aaa	5,753,064	5,862,732
7% 8/1/13 to 4/1/32	Aaa	47,338,810	49,215,493
7% 7/1/17 (l)	Aaa	3,455,000	3,625,591
7.5% 7/1/16 to 10/1/30	Aaa	16,032,941	16,869,040
8% 1/1/26 to 6/1/30	Aaa	2,386,403	2,536,921
TOTAL FANNIE MAE			294,390,796
Freddie Mac - 0.2%
7.5% 5/1/17 to 11/1/30	Aaa	5,483,628	5,774,811
8% 7/1/17 to 5/1/27	Aaa	228,588	245,037
8.5% 7/1/22 to 6/1/23	Aaa	21,061	22,724
TOTAL FREDDIE MAC			6,042,572
Government National Mortgage Association - 2.4%
6% 12/15/08 to 6/15/09	Aaa	1,426,999	1,490,858
6.5% 6/15/08 to 8/15/27	Aaa	23,921,814	24,721,766
7% 7/15/28 to 1/15/32	Aaa	24,226,303	25,215,022
7% 7/1/32 (l)	Aaa	6,345,000	6,586,903
7.5% 9/15/22 to 8/15/28	Aaa	9,999,241	10,608,431
8% 5/15/25 to 1/15/31	Aaa	4,225,328	4,501,261

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
8.5% 12/15/16 to 12/15/30	Aaa	$ 1,579,361	$ 1,696,239
8.5% 7/1/32 (l)	Aaa	224,783	240,729
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			75,061,209
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $362,017,693)			375,494,577
Asset-Backed Securities - 0.8%

BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	1,644,122	1,647,718
Capital One Master Trust 3.85% 8/15/07	Aaa	810,000	817,214
CIT Marine Trust 5.8% 4/15/10	Aaa	2,517,961	2,552,583
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	4,600,000	4,734,481
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	4,285,000	4,392,969
Ford Credit Auto Owner Trust 5.71% 9/15/05	A1	1,055,000	1,101,651
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	5,000,000	5,193,164
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	2,650,000	2,800,520
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	394,052	393,698
TOTAL ASSET-BACKED SECURITIES (Cost $22,974,825)			23,633,998
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0192% 12/29/25 (f)(g)	Ba3	392,974	190,646
U.S. Government Agency - 0.3%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	3,300,000	3,379,754
Collateralized Mortgage Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	$ 2,600,000	$ 2,638,586
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	2,899,510	3,121,186
TOTAL U.S. GOVERNMENT AGENCY			9,139,526
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,568,095)			9,330,172
Commercial Mortgage Securities - 1.8%

Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.341% 4/15/36 (g)(h)	Aaa	12,719,759	830,759
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.0912% 8/1/24 (f)(g)	-	1,900,000	1,292,000
BKB Commercial Mortgage Trust Series 1997-C1 Class D, 0% 2/25/43 (f)(g)	BBB	1	1
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	2,967,793	3,152,700
Class B, 7.48% 2/1/08	A	2,320,000	2,515,388
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 1/17/12	Baa3	2,500,000	2,574,895
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	4,260,000	4,220,063
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	Aa2	3,500,000	3,765,781
Class C1, 7.52% 5/15/06 (f)	A2	2,300,000	2,474,656
Class D1, 7.77% 5/15/06 (f)	Baa2	2,200,000	2,324,438
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.168% 4/29/39 (f)(g)	-	1,600,000	1,292,501

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 8.1258% 4/15/19 (f)(g)	-	$ 500,000	$ 10,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (f)	BBB-	2,113,425	2,076,440
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (f)(g)	-	1,300,000	962,000
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	Ba1	750,000	744,609
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (g)	Baa3	4,930,000	4,856,050
LB-UBS Commercial Mortgage Trust sequential pay Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	3,886,158	4,046,466
LTC Commercial Mortgage pass thru trust certificate sequential pay Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	2,836,866	2,928,178
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (f)	-	1,473,000	1,067,465
Class L, 7.9% 11/15/26 (f)	-	1,133,000	657,140
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	2,390,000	2,440,041
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (f)	Aaa	4,200,000	4,458,563
Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	4,120,000	4,277,075
Class E2, 7.224% 12/15/10 (f)	Baa3	2,450,000	2,525,031
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,315,648)			55,492,240
Foreign Government and Government Agency Obligations - 0.5%
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Chilean Republic:
5.625% 7/23/07	Baa1	$ 1,335,000	$ 1,314,975
7.125% 1/11/12	Baa1	1,590,000	1,604,906
Malaysian Government 7.5% 7/15/11	Baa2	1,250,000	1,328,125
Newfoundland Province yankee 11.625% 10/15/07	A3	2,000,000	2,631,400
Polish Government 6.25% 7/3/12	Baa1	2,505,000	2,507,730
Quebec Province 5.75% 2/15/09	A1	2,500,000	2,605,800
United Mexican States 9.875% 2/1/10	Baa2	2,770,000	3,095,475
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,559,073)			15,088,411
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	144,205,179	144,205,179
Fidelity Money Market Central Fund, 1.98% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	5,027,100	5,027,100
TOTAL MONEY MARKET FUNDS (Cost $273,092,441)		273,092,441
Cash Equivalents - 0.1%
Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02 (Cost $3,083,000)	$ 3,083,450	3,083,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $3,403,738,495)	3,164,540,720
NET OTHER ASSETS - (1.4)%	(42,332,442)
NET ASSETS - 100%	$ 3,122,208,278
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
319 S&P 500 Index Contracts	Sept. 2002	$ 78,960,475	$ (1,744,860)

The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $153,060,743 or 4.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 2,417,500
(j) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,295,207.
(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

Aaa, Aa, A	25.7%
Baa	7.2%
Ba	4.4%
B	6.4%
Caa, Ca, C	0.8%
D	0.0%
Not rated	0.4%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $2,802,398,495 and $2,829,552,583, respectively, of which long-term U.S. government and government agency obligations aggregated $663,492,456 and $567,691,313, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $156,697 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,670,000 or 0.1% of net assets.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $3,412,147,427. Net unrealized depreciation aggregated $247,606,707, of which $92,566,427 related to appreciated investment securities and $340,173,134 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $168,073,000 all of which will expire on December 31, 2009.

Asset Manager Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,041,518 and repurchase agreements of $3,083,000) (cost $3,403,738,495) - See accompanying schedule		$ 3,164,540,720
Cash		126,693
Receivable for investments sold		21,291,000
Receivable for fund shares sold		399,409
Dividends receivable		2,080,191
Interest receivable		21,970,192
Other receivables		280,967
Total assets		3,210,689,172
Liabilities
Payable for investments purchased
Regular delivery	$ 29,842,246
Delayed delivery	48,846,955
Payable for fund shares redeemed	2,939,947
Accrued management fee	1,425,747
Distribution fees payable	5,412
Payable for daily variation on futures contracts	151,525
Other payables and accrued expenses	241,962
Collateral on securities loaned, at value	5,027,100
Total liabilities		88,480,894
Net Assets		$ 3,122,208,278
Net Assets consist of:
Paid in capital		$ 3,425,976,703
Undistributed net investment income		68,948,821
Accumulated undistributed net realized gain (loss) on investments		(131,774,340)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(240,942,906)
Net Assets		$ 3,122,208,278
Initial Class: Net Asset Value, offering price and redemption price per share ($3,080,751,845 ÷ 240,729,779 shares)		$ 12.80
Service Class: Net Asset Value, offering price and redemption price per share ($26,962,221 ÷ 2,119,083 shares)		$ 12.72
Service Class 2: Net Asset Value, offering price and redemption price per share ($14,494,212 ÷ 1,144,668 shares)		$ 12.66

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 11,984,808
Interest		55,957,647
Security lending		18,781
Total income		67,961,236
Expenses
Management fee	$ 9,109,333
Transfer agent fees	1,158,967
Distribution fees	32,128
Accounting and security lending fees	309,108
Non-interested trustees' compensation	15,277
Custodian fees and expenses	50,299
Audit	22,911
Legal	10,479
Miscellaneous	68,233
Total expenses before reductions	10,776,735
Expense reductions	(612,915)	10,163,820
Net investment income (loss)		57,797,416
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	57,889,225
Futures contracts	(7,449,625)
Total net realized gain (loss)		50,439,600
Change in net unrealized appreciation (depreciation) on: Investment securities	(397,434,130)
Assets and liabilities in foreign currencies	(718)
Futures contracts	(1,744,860)
Total change in net unrealized appreciation (depreciation)		(399,179,708)
Net gain (loss)		(348,740,108)
Net increase (decrease) in net assets resulting from operations		$ (290,942,692)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,797,416	$ 133,175,732
Net realized gain (loss)	50,439,600	(186,447,162)
Change in net unrealized appreciation (depreciation)	(399,179,708)	(124,991,159)
Net increase (decrease) in net assets resulting from operations	(290,942,692)	(178,262,589)
Distributions to shareholders from net investment income	(130,190,101)	(165,533,467)
Distributions to shareholders from net realized gain	-	(62,082,268)
Total distributions	(130,190,101)	(227,615,735)
Share transactions - net increase (decrease)	(47,705,688)	(166,612,262)
Total increase (decrease) in net assets	(468,838,481)	(572,490,586)
Net Assets
Beginning of period	3,591,046,759	4,163,537,345
End of period (including undistributed net investment income of $68,948,821 and undistributed net investment income of $144,946,442, respectively)	$ 3,122,208,278	$ 3,591,046,759
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	5,918,918	179,637	374,347
Reinvested	9,394,979	82,195	33,492
Redeemed	(19,149,670)	(316,078)	(98,502)
Net increase (decrease)	(3,835,773)	(54,246)	309,337
Dollars
Sold	$ 81,993,072	$ 2,448,959	$ 5,070,230
Reinvested	128,617,266	1,118,681	454,154
Redeemed	(261,847,764)	(4,240,950)	(1,319,336)
Net increase (decrease)	$ (51,237,426)	$ (673,310)	$ 4,205,048

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	14,430,722	570,655	583,205
Reinvested	14,767,544	110,168	19,334
Redeemed	(42,543,930)	(429,185)	(68,344)
Net increase (decrease)	(13,345,664)	251,638	534,195
Dollars
Sold	$ 210,075,603	$ 8,204,922	$ 8,374,378
Reinvested	225,648,078	1,674,550	293,107
Redeemed	(613,757,840)	(6,155,901)	(969,159)
Net increase (decrease)	$ (178,034,159)	$ 3,723,571	$ 7,698,326

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 128,617,266	$ 1,118,681	$ 454,154
From net realized gain	-	-	-
Total	$ 128,617,266	$ 1,118,681	$ 454,154

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 164,107,693	$ 1,212,605	$ 213,169
From net realized gain	61,540,385	461,945	79,938
Total	$ 225,648,078	$ 1,674,550	$ 293,107

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 16.01	$ 18.67	$ 18.16	$ 18.01	$ 16.93
Income from Investment Operations
Net investment income (loss) E	.23	.51	.62	.59	.59	.57
Net realized and unrealized gain (loss)	(1.41)	(1.13)	(1.30)	1.28	1.84	2.58
Total from investment operations	(1.18)	(.62)	(.68)	1.87	2.43	3.15
Distributions from net investment income	(.53)	(.64)	(.60) F	(.60)	(.57)	(.59)
Distributions from net realized gain	-	(.24)	(1.38) F	(.76)	(1.71)	(1.48)
Total distributions	(.53)	(.88)	(1.98)	(1.36)	(2.28)	(2.07)
Net asset value, end of period	$ 12.80	$ 14.51	$ 16.01	$ 18.67	$ 18.16	$ 18.01
Total Return B, C, D	(8.37)%	(4.15)%	(3.87)%	11.09%	15.05%	20.65%
Ratios to Average Net Assets G
Expenses before expense reductions	.62% A	.64%	.61%	.63%	.64%	.65%
Expenses net of voluntary waivers, if any	.62% A	.64%	.61%	.63%	.64%	.65%
Expenses net of all reductions	.59% A	.63%	.61%	.62%	.63%	.64%
Net investment income (loss)	3.36% A	3.53%	3.73%	3.36%	3.46%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,080,752	$ 3,547,730	$ 4,128,169	$ 4,936,926	$ 4,905,468	$ 4,399,937
Portfolio turnover rate	177% A	108%	76%	94%	113%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F The amounts shown reflect certain reclassifications related to book to tax differences.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 15.91	$ 18.59	$ 18.10	$ 17.99	$ 17.60
Income from Investment Operations
Net investment income (loss) E	.22	.49	.60	.56	.57	.10
Net realized and unrealized gain (loss)	(1.40)	(1.12)	(1.31)	1.29	1.82	.29
Total from investment operations	(1.18)	(.63)	(.71)	1.85	2.39	.39
Distributions from net investment income	(.51)	(.63)	(.59) G	(.60)	(.57)	-
Distributions from net realized gain	-	(.24)	(1.38) G	(.76)	(1.71)	-
Total distributions	(.51)	(.87)	(1.97)	(1.36)	(2.28)	-
Net asset value, end of period	$ 12.72	$ 14.41	$ 15.91	$ 18.59	$ 18.10	$ 17.99
Total Return B, C, D	(8.42)%	(4.24)%	(4.06)%	11.01%	14.82%	2.22%
Ratios to Average Net Assets H
Expenses before expense reductions	.73% A	.74%	.72%	.74%	.78%	.75% A
Expenses net of voluntary waivers, if any	.73% A	.74%	.72%	.74%	.78%	.75% A
Expenses net of all reductions	.70% A	.73%	.71%	.73%	.77%	.75% A
Net investment income (loss)	3.25% A	3.43%	3.62%	3.25%	3.49%	3.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,962	$ 31,324	$ 30,583	$ 23,677	$ 5,801	$ 10
Portfolio turnover rate	177% A	108%	76%	94%	113%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G The amounts shown reflect certain reclassifications related to book to tax differences.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 15.89	$ 18.17
Income from Investment Operations
Net investment income (loss) E	.21	.46	.53
Net realized and unrealized gain (loss)	(1.40)	(1.11)	(.84)
Total from investment operations	(1.19)	(.65)	(.31)
Distributions from net investment income	(.51)	(.64)	(.59) G
Distributions from net realized gain	-	(.24)	(1.38) G
Total distributions	(.51)	(.88)	(1.97)
Net asset value, end of period	$ 12.66	$ 14.36	$ 15.89
Total Return B, C, D	(8.52)%	(4.38)%	(1.97)%
Ratios to Average Net Assets H
Expenses before expense reductions	.89% A	.90%	.88% A
Expenses net of voluntary waivers, if any	.89% A	.90%	.88% A
Expenses net of all reductions	.86% A	.89%	.88% A
Net investment income (loss)	3.09% A	3.27%	3.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,494	$ 11,993	$ 4,785
Portfolio turnover rate	177% A	108%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G The amounts shown reflect certain reclassifications related to book to tax differences.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Contrafund - Initial Class	-3.33%	7.87%	14.51%
S&P 500 ®	-17.99%	3.66%	12.66%
Variable Annuity Growth Funds Average	-21.57%	2.43%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500 SM Index - a market capitalization-weighted index of common stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Contrafund Portfolio Initial Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $27,608 - a 176.08% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,426 - a 144.26% increase.

The Lipper variable annuity multi-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity multi-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year, average annual total returns for the variable annuity multi-cap core funds average were -17.69% and 3.01%, respectively. The one year and five year average annual total returns for the variable annuity multi-cap supergroup average were -18.43% and 3.97%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Will Danoff, Portfolio Manager of Contrafund Portfolio

Q. How did the fund perform, Will?

A. For the six months that ended June 30, 2002, the fund significantly outperformed the Standard & Poor's 500 Index, which returned -13.16%. The fund also topped the variable annuity growth funds average, which returned -15.38% according to Lipper Inc. For the 12 months that ended June 30, 2002, the fund outperformed both the S&P 500, which returned -17.99%, and the variable annuity growth funds average, which returned -21.57%.

Q. What strategies benefited the fund during the six-month period?

A. The fund's commitment to stocks of medium- and smaller-sized growth companies, which performed better than their larger brethren during the period, helped performance. Approximately 40% of the fund's assets were invested in companies with market values of lower than $10 billion. On average, shares of these companies - as measured by the Standard & Poor's MidCap and Russell 2000® indices - fell by only 3%-5% during the period, which marked a substantially better performance than the large-stock-oriented S&P 500. Examples of mid-cap stocks that performed well for the fund included Patterson Dental and Pepsi Bottling Group. Other strategies that benefited performance included large exposures to the health care and consumer staples sectors, as well as good stock picking within the aerospace and defense group. My continued de-emphasis on technology and telecommunications stocks also helped.

Q. What attracted you to the health care and consumer staples sectors?

A. Each group had what I look for as a fund manager: companies that were growing their earnings per share, and were showing high and improving returns on their invested capital. In health care, I made large commitments to hospital and managed-care stocks, and several - including HCA, Tenet Healthcare and UnitedHealth Group - performed very well. These companies benefited from strong demand, solid price increases, tight cost controls and strong free cash flow that produced earnings growth of more than 20% during the period. Also, each stock was a top-20 position at the end of the period. Consumer staples stocks were attractive because they offered understandable and predictable earnings growth of between 10%-15%. In a difficult stock market and sluggish economy, consumer names such as Avon, Pepsi and Kraft showed steady and improving growth. I also liked these companies because they made an effort to promote growth. Both Pepsi and Kraft have made strategic acquisitions over the past couple of years, while Avon named a dynamic new CEO to help revitalize its operations.

Q. Which aerospace and defense stocks worked out well?

A. Most of the fund's commitment here revolved around large defense firm Lockheed Martin, which performed very well during the period. Lockheed benefited from a new management approach, and the company also won a huge combat fighter plane contract, which I felt would enhance its future earnings growth potential.

Q. Did your bearish view on technology and telecom stocks change during the period?

A. No, and my de-emphasis helped performance significantly. The fund had less than 4% of its total assets in technology and telecommunications stocks at the end of the period, which was well below the 14% weighting in the S&P 500. In all, tech stocks fell 33% during the period, as measured by the Goldman Sachs® Technology Index. Many technology companies were unprofitable, as intense competition and sluggish demand combined to mute revenue growth. I'll continue to monitor these sectors for attractive growth opportunities, as prices have fallen sharply over the past two years.

Q. Which stocks turned out to be disappointments?

A. The fund's stake in Irish biotechnology firm Elan was the biggest disappointment. I owned Elan because it had an enviable record of consistent 20% earnings growth over the past several years and because of its promising research effort for the treatment of Alzheimer's disease. Unfortunately, the company's Alzheimer's drug met with initial disappointment, and some of its other products encountered new competition. The fund did not own a stake in Elan at the end of the period. The fund also was hurt by not owning enough of several stocks, including Coca-Cola and Royal Dutch Petroleum.

Q. What's your outlook, Will?

A. My outlook hasn't changed much. Stock market valuations are still high compared with historical averages and expected corporate earnings growth rates. Further, heavy consumer and corporate debt levels, low inflation and already high corporate profit margins are making it very difficult for companies to grow earnings rapidly. In addition, the massive U.S. trade deficit and weakening U.S. dollar could put further pressure on valuations as foreign investors look to sell U.S. stocks. I'm continuing to work hard with the Fidelity research staff to find the very best growth companies in which to invest.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public

Start date: January 3, 1995

Size: as of June 30, 2002, more than $8.4 billion

Manager: Will Danoff, since inception; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Lockheed Martin Corp.	3.3
PepsiCo, Inc.	2.6
Colgate-Palmolive Co.	2.6
Berkshire Hathaway, Inc. Class A	2.3
3M Co.	2.1
12.9
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Health Care	16.7
Financials	16.3
Consumer Staples	15.3
Industrials	13.5
Consumer Discretionary	13.2
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	90.8%
Bonds	0.4%
Short-Term Investments and Net Other Assets	8.8%

* Foreign investments	20.8%
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.1%
ArvinMeritor, Inc.	81,900	$ 1,965,600
Johnson Controls, Inc.	9,800	799,778
Michelin SA (Compagnie Generale des Etablissements) Series B	155,106	6,307,360
Superior Industries International, Inc.	30,900	1,429,125
		10,501,863
Automobiles - 1.7%
General Motors Corp.	16,000	855,200
Harley-Davidson, Inc.	670,200	34,361,154
Honda Motor Co. Ltd.	713,100	29,536,603
Nissan Motor Co. Ltd.	3,836,000	26,624,410
Toyota Motor Corp.	1,959,500	51,926,751
		143,304,118
Hotels, Restaurants & Leisure - 1.7%
Applebee's International, Inc.	52,050	1,194,548
Brinker International, Inc. (a)	99,300	3,152,775
CBRL Group, Inc.	40,700	1,238,501
Cheesecake Factory, Inc. (a)	247,000	8,763,560
Darden Restaurants, Inc.	823,400	20,337,980
Fairmont Hotels & Resorts, Inc.	30,600	787,047
Four Seasons Hotels, Inc.	76,100	3,565,353
Friendly Ice Cream Corp. (a)	204,600	1,565,190
Gtech Holdings Corp. (a)	66,400	1,695,856
Harrah's Entertainment, Inc. (a)	489,400	21,704,890
Hilton Group PLC	1,481,400	5,179,638
Mandalay Resort Group (a)	105,900	2,919,663
McDonald's Corp.	80,100	2,278,845
MGM Mirage, Inc. (a)	756,300	25,525,125
P.F. Chang's China Bistro, Inc. (a)	338,000	10,619,960
Rank Group PLC	1,514,600	6,206,375
Ryan's Family Steak Houses, Inc. (a)	282,750	3,735,128
Stanley Leisure PLC	207,991	1,127,883
Starbucks Corp. (a)	180,600	4,487,910
Wendys International, Inc.	308,600	12,291,538
William Hill PLC (a)	1,548,865	6,287,466
		144,665,231
Household Durables - 2.3%
Beazer Homes USA, Inc. (a)	63,812	5,104,960
Blyth, Inc.	69,000	2,154,180
Centex Corp.	484,400	27,993,476
D.R. Horton, Inc.	1,543,870	40,186,936
Furniture Brands International, Inc. (a)	634,010	19,178,803
Harman International Industries, Inc.	294,700	14,513,975
Hovnanian Enterprises, Inc. Class A (a)	21,300	764,244
Leggett & Platt, Inc.	90,100	2,108,340
Lennar Corp.	509,300	31,169,160
Mohawk Industries, Inc. (a)	686,320	42,229,270
Nintendo Co. Ltd.	34,000	5,018,188

	Shares	Value (Note 1)
Toll Brothers, Inc. (a)	42,000	$ 1,230,600
Yankee Candle Co., Inc. (a)	33,100	896,679
		192,548,811
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	212,400	3,451,500
Overstock.com, Inc.	123,700	1,737,985
Ticketmaster Class B (a)	251,200	4,699,952
USA Interactive (a)	2,110,500	49,491,225
		59,380,662
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	72,700	985,812
Mattel, Inc.	1,409,100	29,703,828
Mega Bloks, Inc.	40,250	521,607
		31,211,247
Media - 1.1%
Charter Communications, Inc. Class A (a)	665,700	2,716,056
Comcast Corp. Class A (special) (a)	512,800	12,225,152
Cox Communications, Inc. Class A (a)	188,500	5,193,175
E.W. Scripps Co. Class A	96,600	7,438,200
Entercom Communications Corp. Class A (a)	13,100	601,290
Fox Entertainment Group, Inc. Class A (a)	35,000	761,250
Getty Images, Inc. (a)	58,500	1,273,545
LIN TV Corp. Class A	216,900	5,864,976
McGraw-Hill Companies, Inc.	106,200	6,340,140
Mediacom Communications Corp. Class A (a)	84,700	659,813
Meredith Corp.	25,600	981,760
Reed Elsevier PLC	420,500	4,016,231
The New York Times Co. Class A	96,500	4,969,750
TMP Worldwide, Inc. (a)	107,800	2,317,700
Viacom, Inc. Class B (non-vtg.) (a)	868,636	38,541,379
		93,900,417
Multiline Retail - 1.0%
99 Cents Only Stores (a)	591,866	15,181,363
Big Lots, Inc. (a)	26,200	515,616
Costco Wholesale Corp. (a)	100,500	3,881,310
Dollar Tree Stores, Inc. (a)	113,400	4,469,094
Kohls Corp. (a)	479,500	33,603,360
Stein Mart, Inc. (a)	302,800	3,594,236
Target Corp.	600,600	22,882,860
		84,127,839
Specialty Retail - 3.8%
Aeropostale, Inc.	659,900	18,061,463
AnnTaylor Stores Corp. (a)	98,900	2,511,071
AutoNation, Inc. (a)	424,100	6,149,450
AutoZone, Inc. (a)	781,500	60,409,950
Bed Bath & Beyond, Inc. (a)	993,300	37,487,142
CDW Computer Centers, Inc. (a)	200	9,362
Chico's FAS, Inc. (a)	58,600	2,128,352
Christopher & Banks Corp. (a)	42,200	1,785,060
Copart, Inc. (a)	381,450	6,190,934
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Footstar, Inc. (a)	76,500	$ 1,871,955
GameStop Corp. Class A	85,200	1,788,348
Gap, Inc.	2,436,900	34,603,980
Gymboree Corp. (a)	200	3,204
Home Depot, Inc.	89,710	3,295,048
Hot Topic, Inc. (a)	42,700	1,140,517
Limited Brands, Inc.	441,400	9,401,820
Linens 'N Things, Inc. (a)	31,200	1,023,672
Lithia Motors, Inc. Class A (a)	21,800	586,856
Lowe's Companies, Inc.	1,383,300	62,801,820
Michaels Stores, Inc. (a)	21,300	830,700
Office Depot, Inc. (a)	231,300	3,885,840
PETCO Animal Supplies, Inc.	270,400	6,735,664
PETsMART, Inc. (a)	470,400	7,545,216
Pier 1 Imports, Inc.	29,800	625,800
Ross Stores, Inc.	78,500	3,198,875
Staples, Inc. (a)	5,200	102,440
TJX Companies, Inc.	1,673,400	32,815,374
Too, Inc. (a)	70,900	2,183,720
Urban Outfitters, Inc. (a)	78,900	2,739,408
Wet Seal, Inc. Class A (a)	31,350	761,805
Williams-Sonoma, Inc. (a)	253,000	7,756,980
		320,431,826
Textiles Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	119,031	6,534,802
Delta Woodside Industries, Inc. (a)	22,175	51,003
Liz Claiborne, Inc.	750,000	23,850,000
Wolverine World Wide, Inc.	141,100	2,462,195
		32,898,000
TOTAL CONSUMER DISCRETIONARY		1,112,970,014
CONSUMER STAPLES - 15.3%
Beverages - 4.7%
Anheuser-Busch Companies, Inc.	639,400	31,970,000
Diageo PLC	3,782,823	49,370,992
Molson, Inc. Class A	1,000,900	21,750,086
Pepsi Bottling Group, Inc.	2,143,700	66,025,960
PepsiCo, Inc.	4,636,550	223,481,710
The Coca-Cola Co.	85,100	4,765,600
Vincor International, Inc. (a)	86,000	1,488,821
		398,853,169
Food & Drug Retailing - 2.1%
Fleming Companies, Inc.	16,280	295,482
George Weston Ltd.	455,500	37,700,488
J. Sainsbury PLC	5,415,492	29,532,768
Loblaw Companies Ltd.	320,610	13,217,260
Safeway PLC	1,907,914	8,234,533
Sysco Corp.	447,500	12,180,950

	Shares	Value (Note 1)
Tesco PLC	4,986,800	$ 18,219,086
Whole Foods Market, Inc. (a)	1,173,600	56,590,992
William Morrison Supermarkets PLC	2,039,734	6,342,870
		182,314,429
Food Products - 2.6%
American Italian Pasta Co. Class A (a)	163,500	8,336,865
Cadbury Schweppes PLC	2,934,634	22,094,985
Dean Foods Co. (a)	30,200	1,126,460
Dreyer's Grand Ice Cream, Inc.	1,016	69,698
H.J. Heinz Co.	159,300	6,547,230
Hershey Foods Corp.	533,900	33,368,750
Kellogg Co.	73,100	2,621,366
Kraft Foods, Inc. Class A	1,602,370	65,617,052
Nestle SA (Reg.)	208,519	48,833,160
The J.M. Smucker Co.	34,307	1,170,898
Wm. Wrigley Jr. Co.	503,500	27,868,725
		217,655,189
Household Products - 2.7%
Church & Dwight, Inc.	75,500	2,365,415
Colgate-Palmolive Co.	4,462,830	223,364,642
		225,730,057
Personal Products - 3.0%
Avon Products, Inc.	3,352,128	175,115,167
Gillette Co.	2,356,900	79,828,203
		254,943,370
Tobacco - 0.2%
Philip Morris Companies, Inc.	226,800	9,906,624
UST, Inc.	141,600	4,814,400
		14,721,024
TOTAL CONSUMER STAPLES		1,294,217,238
ENERGY - 6.2%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	131,400	4,374,306
ENSCO International, Inc.	76,600	2,088,116
Noble Corp. (a)	57,900	2,234,940
Smith International, Inc. (a)	151,800	10,351,242
Willbros Group, Inc. (a)	248,200	4,219,400
		23,268,004
Oil & Gas - 5.9%
BP PLC sponsored ADR	3,037,732	153,375,089
Burlington Resources, Inc.	171,290	6,509,020
EnCana Corp.	5,136,512	158,197,659
Equitable Resources, Inc.	114,100	3,913,630
Exxon Mobil Corp.	2,052,942	84,006,387
Murphy Oil Corp.	106,500	8,786,250
Noble Energy, Inc.	206,000	7,426,300
Occidental Petroleum Corp.	170,500	5,113,295
Pogo Producing Co.	96,300	3,141,306
Premcor, Inc.	177,800	4,573,016
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Suncor Energy, Inc.	1,800,380	$ 31,583,531
Talisman Energy, Inc.	277,770	12,502,673
TotalFinaElf SA sponsored ADR	235,200	19,027,680
Valero Energy Corp.	50,700	1,897,194
		500,053,030
TOTAL ENERGY		523,321,034
FINANCIALS - 16.3%
Banks - 6.3%
Allied Irish Banks PLC	317,900	4,237,701
Associated Banc-Corp.	26,620	1,003,840
Astoria Financial Corp.	149,900	4,804,295
Australia & New Zealand Banking Group Ltd.	686,261	7,460,261
Bank of Ireland	1,860,806	23,255,927
Bank One Corp.	1,211,400	46,614,672
Barclays PLC	704,300	5,955,428
Charter One Financial, Inc.	170,300	5,854,914
City National Corp.	10,600	569,750
Commerce Bancorp, Inc., New Jersey	852,894	37,697,915
Compass Bancshares, Inc.	63,400	2,130,240
Credit Suisse Group (Reg.)	451,160	14,387,062
East West Bancorp, Inc.	38,300	1,322,116
Fifth Third Bancorp	1,785,780	119,022,237
First Tennessee National Corp.	15,900	608,970
Golden West Financial Corp.	543,900	37,409,442
Greenpoint Financial Corp.	188,800	9,270,080
Hibernia Corp. Class A	160,300	3,172,337
Kookmin Bank	139,170	6,756,048
Lloyds TSB Group PLC	2,720,200	27,210,108
M&T Bank Corp.	203,400	17,443,584
National Australia Bank Ltd.	318,700	6,357,960
North Fork Bancorp, Inc.	544,400	21,672,564
Popular, Inc.	46,300	1,559,384
Royal Bank of Canada	130,500	4,518,400
Royal Bank of Scotland Group PLC	2,203,469	62,782,142
SouthTrust Corp.	789,800	20,629,576
TCF Financial Corp.	296,700	14,567,970
UCBH Holdings, Inc.	30,000	1,140,300
UnionBanCal Corp.	106,000	4,966,100
W Holding Co., Inc.	81,500	1,972,300
Zions Bancorp	243,500	12,686,350
		529,039,973
Diversified Financials - 2.4%
AMBAC Financial Group, Inc.	89,600	6,021,120
Citigroup, Inc.	148,900	5,769,875
Doral Financial Corp.	336,700	11,242,413
Fannie Mae	1,022,600	75,416,750
MBNA Corp.	256,500	8,482,455
Merrill Lynch & Co., Inc.	146,700	5,941,350

	Shares	Value (Note 1)
Moody's Corp.	496,400	$ 24,695,900
Power Financial Corp.	117,200	3,060,819
SLM Corp.	620,600	60,136,140
Student Loan Corp.	3,500	289,940
		201,056,762
Insurance - 7.1%
AFLAC, Inc.	2,000	64,000
Allstate Corp.	271,900	10,054,862
American International Group, Inc.	1,476,514	100,742,550
Berkshire Hathaway, Inc.:
Class A (a)	2,847	190,179,600
Class B (a)	2,900	6,478,600
Brown & Brown, Inc.	18,700	589,050
Cincinnati Financial Corp.	324,300	15,089,679
Everest Re Group Ltd.	509,880	28,527,786
IPC Holdings Ltd.	151,600	4,629,864
Manulife Financial Corp.	148,200	4,266,260
Markel Corp. (a)	2,200	433,400
MetLife, Inc.	2,159,900	62,205,120
Ohio Casualty Corp. (a)	205,200	4,288,680
PartnerRe Ltd.	173,000	8,468,350
RenaissanceRe Holdings Ltd.	647,165	23,686,239
SAFECO Corp.	114,100	3,524,549
Swiss Reinsurance Co. (Reg.)	277,454	27,245,432
The Chubb Corp.	330,000	23,364,000
The PMI Group, Inc.	169,400	6,471,080
Travelers Property Casualty Corp. Class A	678,500	12,009,450
UICI (a)	211,900	4,280,380
Unitrin, Inc.	130,100	4,653,677
Willis Group Holdings Ltd.	941,700	30,991,347
XL Capital Ltd. Class A	259,000	21,937,300
Zenith National Insurance Corp.	220,400	7,019,740
		601,200,995
Real Estate - 0.5%
Duke Realty Corp.	233,152	6,749,750
Equity Office Properties Trust	13,990	421,099
Equity Residential Properties Trust (SBI)	1,024,200	29,445,750
General Growth Properties, Inc.	65,300	3,330,300
ResortQuest International, Inc. (a)	192,100	1,094,970
		41,041,869
TOTAL FINANCIALS		1,372,339,599
HEALTH CARE - 16.7%
Biotechnology - 0.4%
Charles River Labs International, Inc. (a)	587,200	20,581,360
Genentech, Inc. (a)	3,300	110,550
Gilead Sciences, Inc. (a)	429,580	14,124,590
Neurocrine Biosciences, Inc. (a)	90,000	2,578,500
		37,395,000
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.3%
Alcon, Inc.	620,600	$ 21,255,550
American Medical Systems Holdings, Inc. (a)	31,800	637,908
Amersham PLC	283,391	2,517,853
Baxter International, Inc.	143,600	6,383,020
Beckman Coulter, Inc.	39,300	1,961,070
Becton, Dickinson & Co.	309,800	10,672,610
Bio-Rad Laboratories, Inc. Class A (a)	93,800	4,268,838
Biomet, Inc.	254,200	6,893,904
Boston Scientific Corp. (a)	439,100	12,874,412
Cooper Companies, Inc.	254,900	12,005,790
CTI Molecular Imaging, Inc.	76,700	1,759,498
Cytyc Corp. (a)	1,143,600	8,714,232
DENTSPLY International, Inc.	795,449	29,360,023
ICU Medical, Inc. (a)	56,650	1,750,485
Luxottica Group Spa sponsored ADR	378,160	7,185,040
Medtronic, Inc.	79,600	3,410,860
Mentor Corp.	38,782	1,423,648
Nobel Biocare Holding AG (a)	56,150	3,903,253
Smith & Nephew PLC	7,871,853	43,892,933
St. Jude Medical, Inc. (a)	177,988	13,144,414
Steris Corp. (a)	168,500	3,220,035
Therasense, Inc.	17,000	313,990
Varian Medical Systems, Inc. (a)	573,600	23,259,480
Zimmer Holdings, Inc. (a)	1,591,502	56,752,961
		277,561,807
Health Care Providers & Services - 7.7%
Accredo Health, Inc. (a)	40,800	1,882,512
Advisory Board Co.	156,700	5,678,808
Aetna, Inc.	21,300	1,021,761
AMERIGROUP Corp.	9,600	261,888
AmerisourceBergen Corp.	124,300	9,446,800
AMN Healthcare Services, Inc.	614,600	21,517,146
AmSurg Corp. (a)	55,000	1,444,300
Anthem, Inc.	163,510	11,033,655
Caremark Rx, Inc. (a)	493,464	8,142,156
Community Health Systems, Inc. (a)	296,000	7,932,800
Cross Country, Inc.	677,900	25,624,620
Dianon Systems, Inc. (a)	47,400	2,532,108
HCA, Inc.	2,018,116	95,860,510
Health Management Associates, Inc. Class A (a)	2,738,990	55,190,649
Laboratory Corp. of America Holdings (a)	245,300	11,197,945
Medical Staffing Network Holdings, Inc.	23,500	575,750
Odyssey Healthcare, Inc.	105,300	3,817,125
Oxford Health Plans, Inc. (a)	47,800	2,220,788
Patterson Dental Co. (a)	1,366,100	68,755,813
PDI, Inc. (a)	9,500	147,155
Province Healthcare Co. (a)	24,400	545,584
Quest Diagnostics, Inc. (a)	145,400	12,511,670

	Shares	Value (Note 1)
Tenet Healthcare Corp. (a)	2,036,900	$ 145,740,195
Triad Hospitals, Inc. (a)	42,600	1,805,388
Trigon Healthcare, Inc. (a)	8,000	804,640
UnitedHealth Group, Inc.	1,505,100	137,791,905
WebMD Corp. (a)	1,147,200	6,458,736
Wellpoint Health Networks, Inc. (a)	116,796	9,087,897
		649,030,304
Pharmaceuticals - 5.3%
Abbott Laboratories	285,700	10,756,605
Altana AG	83,550	4,252,109
AstraZeneca PLC sponsored ADR	260,200	10,668,200
Aventis SA (France)	363,400	25,594,264
Biovail Corp. (a)	264,440	7,788,624
Forest Laboratories, Inc. (a)	410,100	29,035,080
InterMune, Inc. (a)	154,700	3,264,170
Johnson & Johnson	2,827,450	147,762,537
Merck & Co., Inc.	457,300	23,157,672
Novartis AG sponsored ADR	42,600	1,867,158
Pfizer, Inc.	2,882,165	100,875,775
Sanofi-Synthelabo SA	95,589	5,835,877
Schering AG	140,100	8,779,682
Schering-Plough Corp.	212,900	5,237,340
Teva Pharmaceutical Industries Ltd. sponsored ADR	140,300	9,369,234
Wyeth	997,500	51,072,000
		445,316,327
TOTAL HEALTH CARE		1,409,303,438
INDUSTRIALS - 13.5%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc. (a)	55,500	3,540,900
Lockheed Martin Corp.	4,059,940	282,165,822
MTC Technologies, Inc. (a)	32,100	609,900
Northrop Grumman Corp.	42,600	5,325,000
Rockwell Collins, Inc.	42,200	1,157,124
Veridian Corp.	262,500	5,958,750
		298,757,496
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,318,616	44,213,194
United Parcel Service, Inc. Class B	33,400	2,062,450
		46,275,644
Airlines - 1.3%
JetBlue Airways Corp.	294,220	13,404,663
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	192,400	1,191,798
sponsored ADR (a)	1,956,620	68,229,296
Southwest Airlines Co.	1,201,030	19,408,645
WestJet Airlines Ltd. (a)	264,600	3,620,952
		105,855,354
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.0%
American Standard Companies, Inc. (a)	21,600	$ 1,622,160
Commercial Services & Supplies - 3.1%
Alliance Data Systems Corp.	38,200	976,010
Apollo Group, Inc. Class A (a)	275,100	10,844,442
Automatic Data Processing, Inc.	1,494,500	65,085,475
Brambles Industries Ltd.	478,613	2,546,179
Carlisle Holdings Ltd. (non-vtg.) (a)	205,500	606,225
Certegy, Inc. (a)	316,700	11,752,737
ChoicePoint, Inc. (a)	129,400	5,883,818
Cintas Corp.	64,500	3,188,235
Concord EFS, Inc. (a)	223,100	6,724,234
Corinthian Colleges, Inc. (a)	190,460	6,454,689
Corporate Executive Board Co. (a)	21,200	726,100
Dun & Bradstreet Corp. (a)	74,100	2,449,005
Education Management Corp. (a)	85,800	3,494,634
Exult, Inc. (a)	338,800	2,202,200
First Data Corp.	2,455,100	91,329,720
Fiserv, Inc. (a)	313,400	11,504,914
Manpower, Inc.	42,300	1,554,525
Paychex, Inc.	10,457	327,200
The BISYS Group, Inc. (a)	850,378	28,317,587
Waste Connections, Inc. (a)	95,400	2,980,296
Weight Watchers International, Inc.	100,400	4,361,376
		263,309,601
Construction & Engineering - 0.3%
Fluor Corp.	378,584	14,745,847
Jacobs Engineering Group, Inc. (a)	264,220	9,189,572
		23,935,419
Electrical Equipment - 0.1%
Cooper Industries Ltd.	268,100	10,536,330
Industrial Conglomerates - 2.2%
3M Co.	1,475,510	181,487,730
Tomkins PLC	1,398,900	5,432,264
		186,919,994
Machinery - 0.7%
Danaher Corp.	583,822	38,736,590
Donaldson Co., Inc.	104,100	3,647,664
Flowserve Corp. (a)	21,200	631,760
Illinois Tool Works, Inc.	115,200	7,868,160
Ingersoll-Rand Co. Ltd. Class A	84,300	3,849,138
PACCAR, Inc.	55,770	2,475,630
SPX Corp. (a)	4,200	493,500
		57,702,442
Road & Rail - 1.6%
Canadian National Railway Co.	909,150	47,990,745
Canadian Pacific Railway Ltd.	420,550	10,431,238
CSX Corp.	160,530	5,626,577
Heartland Express, Inc.	352,131	8,426,495
Knight Transportation, Inc. (a)	239,950	5,564,441

	Shares	Value (Note 1)
Landstar System, Inc. (a)	60,200	$ 6,432,370
Norfolk Southern Corp.	247,100	5,777,198
Swift Transportation Co., Inc. (a)	2,042,834	47,598,032
		137,847,096
Trading Companies & Distributors - 0.1%
Fastenal Co.	26,012	1,001,722
Mitsubishi Corp.	467,000	3,385,784
Mitsui & Co. Ltd.	496,000	3,326,437
W.W. Grainger, Inc.	39,600	1,983,960
		9,697,903
TOTAL INDUSTRIALS		1,142,459,439
INFORMATION TECHNOLOGY - 3.3%
Computers & Peripherals - 0.7%
Apple Computer, Inc. (a)	533,363	9,451,192
Dell Computer Corp. (a)	165,145	4,316,890
Logitech International SA (Reg.) (a)	748,976	34,979,509
Storage Technology Corp. (a)	732,200	11,693,234
		60,440,825
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	65,900	1,558,535
Amphenol Corp. Class A (a)	2,600	93,600
Flir Systems, Inc. (a)	304,900	12,796,653
Mettler-Toledo International, Inc. (a)	247,200	9,114,264
Roper Industries, Inc.	58,900	2,196,970
Symbol Technologies, Inc.	161,600	1,373,600
Thermo Electron Corp.	32	528
Waters Corp. (a)	208,800	5,574,960
		32,709,110
Internet Software & Services - 0.2%
Expedia, Inc. Class A (a)	74,100	4,393,389
Keynote Systems, Inc. (a)	520,000	3,806,400
Overture Services, Inc. (a)	3,400	84,932
PayPal, Inc.	38,400	775,718
Yahoo!, Inc. (a)	704,200	10,393,992
		19,454,431
IT Consulting & Services - 0.4%
Accenture Ltd. Class A	918,500	17,451,500
Anteon International Corp.	106,400	2,689,792
SRA International, Inc. Class A	38,800	1,046,824
SunGard Data Systems, Inc. (a)	276,900	7,332,312
		28,520,428
Semiconductor Equipment & Products - 0.3%
Advantest Corp.	32,700	2,039,905
Cabot Microelectronics Corp. (a)	101,400	4,376,424
Intel Corp.	328,100	5,994,387
Intersil Corp. Class A (a)	100,968	2,158,696
KLA-Tencor Corp. (a)	1,100	48,389
Marvell Technology Group Ltd. (a)	42,600	847,314
Novellus Systems, Inc. (a)	3,200	108,800
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
O2Micro International Ltd. (a)	118,200	$ 1,223,370
Samsung Electronics Co. Ltd.	40,000	10,939,316
Zoran Corp. (a)	31,650	725,102
		28,461,703
Software - 1.3%
Activision, Inc. (a)	92,500	2,688,050
BMC Software, Inc. (a)	63,300	1,050,780
Business Objects SA sponsored ADR (a)	2,100	59,010
Cerner Corp. (a)	261,100	12,488,413
Electronic Arts, Inc. (a)	203,100	13,414,755
Intuit, Inc. (a)	287,653	14,302,107
Microsoft Corp. (a)	373,000	20,403,100
Network Associates, Inc. (a)	1,290,900	24,875,643
Symantec Corp. (a)	520,941	17,112,912
		106,394,770
TOTAL INFORMATION TECHNOLOGY		275,981,267
MATERIALS - 5.8%
Chemicals - 0.6%
Akzo Nobel NV	50,472	2,205,505
Bayer AG	157,300	5,058,956
Ecolab, Inc.	199,700	9,232,131
Engelhard Corp.	30,000	849,600
Ferro Corp.	26,400	795,960
OM Group, Inc.	99,100	6,144,200
PPG Industries, Inc.	106,600	6,598,540
Praxair, Inc.	114,512	6,523,749
Valspar Corp.	279,800	12,630,172
		50,038,813
Construction Materials - 0.0%
Lafarge North America, Inc.	26	914
Containers & Packaging - 0.1%
Pactiv Corp. (a)	129,300	3,077,340
Peak International Ltd. (a)	200,000	1,170,000
Sealed Air Corp.	134,700	5,424,369
		9,671,709
Metals & Mining - 4.9%
Aber Diamond Corp. (a)	287,000	5,133,179
Agnico-Eagle Mines Ltd.	305,300	4,449,733
Alcoa, Inc.	456,400	15,129,660
Anglo American PLC ADR	940,500	15,377,175
Anglogold Ltd. sponsored ADR	212,900	5,552,432
Barrick Gold Corp.	672,400	12,784,602
BHP Billiton Ltd.	2,511,657	14,579,076
BHP Billiton PLC	2,523,341	13,818,733
Compania de Minas Buenaventura SA sponsored ADR	643,400	16,471,040

	Shares	Value (Note 1)
Dofasco, Inc.	84,400	$ 1,712,714
Echo Bay Mines Ltd. (a)	6,057,600	6,951,279
Fording, Inc.	88,903	1,670,999
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	1,222,900	21,828,765
Gold Fields Ltd.	2,516,072	29,795,107
Goldcorp, Inc.	3,501,660	35,864,130
Harmony Gold Mining Co. Ltd.	664,800	9,178,125
Impala Platinum Holdings Ltd.	105,500	5,865,043
Kinross Gold Corp. (a)	871,200	1,953,492
Kumba Resources Ltd. (a)	1,657,635	7,606,861
Liquidmetal Technologies	238,800	2,770,080
Meridian Gold, Inc. (a)	674,500	10,987,371
Newcrest Mining Ltd.	1,308,300	5,588,677
Newmont Mining Corp. Holding Co.	3,536,901	93,126,603
Newmont Mining Corp. Holding Co. unit	1,309,031	3,540,981
Nucor Corp.	172,400	11,212,896
Pechiney SA Series A	91,200	4,180,460
Placer Dome, Inc.	423,800	4,751,434
Rio Tinto PLC (Reg.)	2,669,600	49,195,804
SouthernEra Resources Ltd. (a)	219,100	937,782
Xstrata PLC (a)	574,400	7,474,705
		419,488,938
Paper & Forest Products - 0.2%
Sappi Ltd.	710,891	10,021,797
Weyerhaeuser Co.	68,600	4,380,110
		14,401,907
TOTAL MATERIALS		493,602,281
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	442,070	1,525,142
Nextel Communications, Inc. Class A (a)	490,500	1,574,505
Sprint Corp. - PCS Group Series 1 (a)	167,730	749,753
Triton PCS Holdings, Inc. Class A (a)	832,800	3,247,920
Vodafone Group PLC sponsored ADR	263,700	3,599,505
		10,696,825
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp.	36,600	1,553,304
Southern Co.	162,440	4,450,856
		6,004,160
Gas Utilities - 0.0%
Southern Union Co.	4,852	82,484
TOTAL UTILITIES		6,086,644
TOTAL COMMON STOCKS (Cost $6,706,735,657)		7,640,977,779
Convertible Preferred Stocks - 0.1%
	Shares	Value (Note 1)
FINANCIALS - 0.0%
Real Estate - 0.0%
Vornado Realty Trust Series A, $3.25	48,600	$ 3,081,240
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Sealed Air Corp. Series A, $2.00	83,200	3,398,720
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,051,126)		6,479,960
Corporate Bonds - 0.2%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Redback Networks, Inc. 5% 4/1/07	-	$ 10,730,000	4,486,213
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 1/31/06 (d)	B-	5,025,000	7,630,965
8.25% 1/31/06	B-	870,000	1,321,182
			8,952,147
TOTAL CONVERTIBLE BONDS			13,438,360
Nonconvertible Bonds - 0.1%
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
AES Corp.:
8.75% 6/15/08	Ba3	790,000	489,800
9.375% 9/15/10	Ba3	3,640,000	2,256,800
9.5% 6/1/09	Ba3	5,525,000	3,591,250
			6,337,850
TOTAL CORPORATE BONDS (Cost $18,909,840)			19,776,210
U.S. Treasury Obligations - 0.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.72% to 1.73% 8/8/02 (e)	-	$ 2,800,000	$ 2,795,153
U.S. Treasury Bonds 6.875% 8/15/25	Aaa	14,800,000	17,057,518
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,688,024)			19,852,671
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	602,660,109	602,660,109
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	61,503,997	61,503,997
TOTAL MONEY MARKET FUNDS (Cost $664,164,106)		664,164,106
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $7,414,548,753)	8,351,250,726
NET OTHER ASSETS - 1.1%	92,436,680
NET ASSETS - 100%	$ 8,443,687,406
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
58 S&P 500 Index Contracts	Sept. 2002	$ 14,356,450	$ (97,956)

The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,630,965 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $974,357.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,810,644,516 and $4,181,828,506, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $268,746 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.2%
United Kingdom	6.7
Canada	5.2
Switzerland	1.8
Bermuda	1.5
Japan	1.5
Ireland	1.1
Others (individually less than 1%)	3.0
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $7,442,359,876. Net unrealized appreciation aggregated $908,890,850, of which $1,242,286,163 related to appreciated investment securities and $333,395,313 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $675,098,000 all of which will expire on December 31, 2009.

Contrafund Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,937,330) (cost $7,414,548,753) - See accompanying schedule		$ 8,351,250,726
Foreign currency held at value (cost $ 12,431)		12,547
Receivable for investments sold		183,567,574
Receivable for fund shares sold		8,463,601
Dividends receivable		6,465,716
Interest receivable		1,848,592
Other receivables		94,073
Total assets		8,551,702,829
Liabilities
Payable to custodian bank	$ 306,677
Payable for investments purchased	27,045,037
Payable for fund shares redeemed	14,449,370
Accrued management fee	4,155,872
Distribution fees payable	176,288
Payable for daily variation on futures contracts	27,550
Other payables and accrued expenses	350,632
Collateral on securities loaned, at value	61,503,997
Total liabilities		108,015,423
Net Assets		$ 8,443,687,406
Net Assets consist of:
Paid in capital		$ 8,422,960,361
Undistributed net investment income		17,621,260
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(933,610,800)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		936,716,585
Net Assets		$ 8,443,687,406
Initial Class: Net Asset Value, offering price and redemption price per share ($6,858,372,007÷ 346,273,881 shares)		$ 19.81
Service Class: Net Asset Value, offering price and redemption price per share ($1,243,311,769 ÷62,943,188 shares)		$ 19.75
Service Class 2: Net Asset Value, offering price and redemption price per share ($341,904,798 ÷ 17,379,992 shares)		$ 19.67
Service Class 2R: Net Asset Value, offering price and redemption price per share ($98,832 ÷ 5,024 shares)		$ 19.67

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 41,974,878
Interest		6,645,170
Security lending		441,500
Total income		49,061,548
Expenses
Management fee	$ 24,820,743
Transfer agent fees	2,898,817
Distribution fees	990,060
Accounting and security lending fees	418,124
Non-interested trustees' compensation	11,622
Custodian fees and expenses	349,782
Registration fees	889
Audit	27,447
Legal	30,795
Miscellaneous	172,509
Total expenses before reductions	29,720,788
Expense reductions	(1,510,827)	28,209,961
Net investment income (loss)		20,851,587
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(195,949,776)
Foreign currency transactions	372,617
Futures contracts	(5,474,338)
Total net realized gain (loss)		(201,051,497)
Change in net unrealized appreciation (depreciation) on: Investment securities	109,122,864
Assets and liabilities in foreign currencies	97,541
Futures contracts	(97,956)
Total change in net unrealized appreciation (depreciation)		109,122,449
Net gain (loss)		(91,929,048)
Net increase (decrease) in net assets resulting from operations		$ (71,077,461)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,851,587	$ 65,026,266
Net realized gain (loss)	(201,051,497)	(610,968,922)
Change in net unrealized appreciation (depreciation)	109,122,449	(676,288,551)
Net increase (decrease) in net assets resulting from operations	(71,077,461)	(1,222,231,207)
Distributions to shareholders from net investment income	(65,347,191)	(69,399,586)
Distributions to shareholders from net realized gain	-	(248,845,348)
Total distributions	(65,347,191)	(318,244,934)
Share transactions - net increase (decrease)	174,706,309	102,246,420
Total increase (decrease) in net assets	38,281,657	(1,438,229,721)
Net Assets
Beginning of period	8,405,405,749	9,843,635,470
End of period (including undistributed net investment income of $17,621,260 and undistributed net investment income of $62,524,412, respectively)	$ 8,443,687,406	$ 8,405,405,749
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2	Service Class 2RA
Sold	31,285,227	6,748,036	7,140,790	5,024
Reinvested	2,820,243	432,111	91,835	-
Redeemed	(34,288,470)	(4,107,907)	(1,439,512)	-
Net increase (decrease)	(183,000)	3,072,240	5,793,113	5,024
Dollars
Sold	$ 633,635,246	$ 136,173,700	$ 143,635,398	$ 102,946
Reinvested	55,135,750	8,426,160	1,785,280	-
Redeemed	(692,731,705)	(82,664,527)	(28,791,939)	-
Net increase (decrease)	$ (3,960,709)	$ 61,935,333	$ 116,628,739	$ 102,946

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2	Service Class 2RA
Sold	46,135,846	13,891,953	9,228,820	-
Reinvested	12,488,712	1,820,820	134,574	-
Redeemed	(70,827,054)	(8,440,108)	(1,242,618)	-
Net increase (decrease)	(12,202,496)	7,272,665	8,120,776	-
Dollars
Sold	$ 938,388,669	$ 284,903,951	$ 185,001,257	$ -
Reinvested	275,251,203	40,039,821	2,953,910	-
Redeemed	(1,431,503,158)	(168,326,292)	(24,462,941)	-
Net increase (decrease)	$ (217,863,286)	$ 156,617,480	$ 163,492,226	$ -

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2RA
From net investment income	$ 55,135,751	$ 8,426,160	$ 1,785,280	$ -
From net realized gain	-	-	-	-
Total	$ 55,135,751	$ 8,426,160	$ 1,785,280	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2RA
From net investment income	$ 60,769,746	$ 8,007,964	$ 621,876	$ -
From net realized gain	214,481,457	32,031,857	2,332,034	-
Total	$ 275,251,203	$ 40,039,821	$ 2,953,910	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 20.13	$ 23.75	$ 29.15	$ 24.44	$ 19.94	$ 16.56
Income from Investment Operations
Net investment income (loss) E	.05	.16	.17	.12	.13	.16
Net realized and unrealized gain (loss)	(.21)	(3.01)	(1.84)	5.59	5.54	3.73
Total from investment operations	(.16)	(2.85)	(1.67)	5.71	5.67	3.89
Distributions from net investment income	(.16)	(.17)	(.11)	(.12)	(.14)	(.14)
Distributions from net realized gain	-	(.60)	(3.62)	(.88)	(1.03)	(.37)
Total distributions	(.16)	(.77)	(3.73)	(1.00)	(1.17)	(.51)
Net asset value, end of period	$ 19.81	$ 20.13	$ 23.75	$ 29.15	$ 24.44	$ 19.94
Total Return B, C, D	(.78)%	(12.28)%	(6.58)%	24.25%	29.98%	24.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.68% A	.68%	.66%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.68% A	.68%	.66%	.67%	.70%	.71%
Expenses net of all reductions	.64% A	.64%	.63%	.65%	.66%	.68%
Net investment income (loss)	.52% A	.77%	.69%	.48%	.62%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,858,372	$ 6,972,615	$ 8,516,464	$ 9,005,129	$ 6,388,592	$ 4,107,868
Portfolio turnover rate	97% A	140%	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.06	$ 23.67	$ 29.10	$ 24.42	$ 19.93	$ 19.99
Income from Investment Operations
Net investment income (loss) E	.04	.14	.15	.10	.11	.03
Net realized and unrealized gain (loss)	(.21)	(3.00)	(1.85)	5.58	5.55	(.09)
Total from investment operations	(.17)	(2.86)	(1.70)	5.68	5.66	(.06)
Distributions from net investment income	(.14)	(.15)	(.11)	(.12)	(.14)	-
Distributions from net realized gain	-	(.60)	(3.62)	(.88)	(1.03)	-
Total distributions	(.14)	(.75)	(3.73)	(1.00)	(1.17)	-
Net asset value, end of period	$ 19.75	$ 20.06	$ 23.67	$ 29.10	$ 24.42	$ 19.93
Total Return B, C, D	(.84)%	(12.36)%	(6.71)%	24.15%	29.94%	(.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A	.78%	.76%	.78%	.80%	.81% A
Expenses net of voluntary waivers, if any	.78% A	.78%	.76%	.78%	.80%	.81% A
Expenses net of all reductions	.75% A	.74%	.74%	.75%	.75%	.78% A
Net investment income (loss)	.42% A	.67%	.59%	.37%	.53%	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,243,312	$ 1,201,105	$ 1,245,222	$ 775,216	$ 152,553	$ 3,722
Portfolio turnover rate	97% A	140%	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income (loss) E	.03	.10	.10
Net realized and unrealized gain (loss)	(.22)	(2.98)	(.93)
Total from investment operations	(.19)	(2.88)	(.83)
Distributions from net investment income	(.14)	(.16)	(.11)
Distributions from net realized gain	-	(.60)	(3.62)
Total distributions	(.14)	(.76)	(3.73)
Net asset value, end of period	$ 19.67	$ 20.00	$ 23.64
Total Return B, C, D	(.94)%	(12.47)%	(3.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.94%	.92% A
Expenses net of voluntary waivers, if any	.94% A	.94%	.92% A
Expenses net of all reductions	.91% A	.90%	.90% A
Net investment income (loss)	.26% A	.52%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 341,905	$ 231,686	$ 81,950
Portfolio turnover rate	97% A	140%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	(.83)
Total from investment operations	(.82)
Net asset value, end of period	$ 19.67
Total Return B, C, D	(4.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	.95% A
Expenses net of voluntary waivers, if any	.95% A
Expenses net of all reductions	.91% A
Net investment income (loss)	.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	97% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity ® VIP: Equity-Income - Initial Class	-9.99%	4.79%	12.18%
Russell 3000® Value	-7.75%	6.67%	13.08%
Variable Annuity Equity Income Objective Funds Average	-9.35%	4.96%	10.88%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity equity income objective funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 47 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Equity-Income Portfolio - Initial Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $31,554 - a 215.54% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,176 - a 241.76% increase.

The variable annuity equity income classification funds average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year, five year, and 10 year average annual total returns for the variable annuity equity income classification funds average were -9.35%, 4.96%, and 10.88%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steve Petersen, Portfolio Manager of Fidelity Equity-Income Portfolio

Q. How did the fund perform, Steve?

A. For the six-month period ending June 30, 2002, the fund underperformed the Russell 3000 Value Index and beat the Lipper Inc. variable annuity equity income funds average, which fell 3.90% and 6.61%, respectively. For the 12-month period ending June 30, 2002, the fund underperformed the Russell index and the Lipper average, which declined 7.75% and 9.35%, respectively. The fund's focus on large-cap stocks hurt its performance relative to the Russell index during the six-month period. In addition to large-caps, the index also incorporates small- and mid-cap stocks, which held up comparatively well. Though some competitors held a component of fixed-income securities - which generally performed better than equities - the fund held its own compared to the Lipper average.

Q. What was your strategy in this difficult investing environment?

A. I kept the fund's sector weightings pretty steady during the period, emphasizing stocks of companies that were attractively valued and paid dividends. I looked to energy stocks - particularly energy services companies - with attractive valuations in an improving environment of rising demand. I also focused on financial stocks, which continued to represent the largest sector weighting in the portfolio and delivered generally modest positive performance, benefiting from low interest rates. I also was able to find attractively priced industrial companies. On the down side, the fund held a number of large companies that were negatively affected by the fallout from the Enron scandal. Also, the fund's pharmaceutical holdings were hurt by investors' concerns that the industry's future growth could be slower than in the past.

Q. Which of your stock selections contributed to performance?

A. Good performers included oil and gas companies Exxon Mobil and TotalFinaElf, the latter of which had a number of development projects that led to increased and faster production, boosting its stock price. Along with good volume growth, Exxon's stock performance benefited from its standing as one of the largest firms in its industry, and investors saw it as a defensive play. Financial holdings Bank of America and Wells Fargo were helped by an improved environment for banks, due to better-than-expected credit trends. Bank of America, one of the fund's larger holdings, successfully cut costs and streamlined operations following its merger with NationsBank, and avoided the riskier lending practices that came back to haunt competitors when the economy slowed. Defense company Lockheed Martin went through an internal restructuring last year, leading to better-than-expected earnings and strong stock performance.

Q. Which stocks hurt the fund's performance ?

A. Citigroup, which engages in extensive global banking activity, was hurt by the economic troubles in Argentina and by investor concerns about the economic slippage in other South American countries. Tyco International has always been aggressive in its accounting practices and was affected by the fallout from the Enron scandal. The company also has been actively making acquisitions in the electronic components industry over the past several years, and the technology bust really hurt, reducing expectations for future performance. General Electric suffered from the accounting issues facing other large companies and was tainted with the same broad brush. Also, its business slipped relative to expectations and its stock had a very high valuation, so I sold off a portion of the fund's position. Bristol-Myers Squibb had a formal affiliation with ImClone Systems, which caused a small degree of damage to its stock after a key product in development by ImClone ran into regulatory problems. However, the real issue that hurt Bristol-Myers Squibb was its lack of success - along with the rest of its industry - in securing new drug approvals by the Food and Drug Administration.

Q. What's your outlook, Steve?

A. The underlying fundamentals for the economy appear to be in good shape. Growth in first quarter gross domestic product was phenomenal, we've seen continued resiliency in consumer spending, many companies have experienced positive business trends and increased demand for products and services, and a number of companies - especially in basic industries - have pre-announced an upside surprise in earnings. I think it's becoming increasingly apparent that business conditions are, if not actually improving, at least holding steady. Interest rates remain low and the government continues to take steps to actively stimulate the economy. The shadow hanging over us now is the crisis in confidence about corporate governance. Now that it's such a public issue, hopefully it can be resolved in the near future. I am optimistic about finding good opportunities in this type of investing climate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks reasonable income while achieving a yield that exceeds the composite dividend yield of the S&P 500®; also considers the potential for capital appreciation

Start date: October 9, 1986

Size: as of June 30, 2002, more than $9.7 billion

Manager: Stephen Petersen, since 1997; joined Fidelity in 1980

3

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Exxon Mobil Corp.	3.7
Fannie Mae	3.3
Citigroup, Inc.	3.0
TotalFinaElf SA	2.5
SBC Communications, Inc.	1.8
14.3
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	29.2
Energy	13.6
Consumer Discretionary	12.4
Industrials	12.1
Consumer Staples	6.6
Asset Allocation as of June 30, 2002
% of fund's net assets*
Stocks	97.8%
Bonds	1.7%
Short-Term Investments and Net Other Assets	0.5%

* Foreign investments	8.9%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.4%
Johnson Controls, Inc.	275,700	$ 22,499,877
TRW, Inc.	315,800	17,994,284
		40,494,161
Automobiles - 0.6%
Ford Motor Co.	695,200	11,123,200
General Motors Corp.	836,900	44,732,305
		55,855,505
Hotels, Restaurants & Leisure - 2.1%
Hilton Hotels Corp.	489,900	6,809,610
Mandalay Resort Group (a)	804,300	22,174,551
McDonald's Corp.	2,673,500	76,061,075
MGM Mirage, Inc. (a)	1,722,870	58,146,863
Park Place Entertainment Corp. (a)	2,106,800	21,594,700
Six Flags, Inc. (a)	1,364,556	19,717,834
		204,504,633
Household Durables - 1.3%
Black & Decker Corp.	595,500	28,703,100
Maytag Corp.	907,120	38,688,668
Newell Rubbermaid, Inc.	415,400	14,563,924
Snap-On, Inc.	801,000	23,781,690
Whirlpool Corp.	270,900	17,706,024
		123,443,406
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	396,800	11,574,656
Media - 3.9%
AOL Time Warner, Inc. (a)	2,265,500	33,325,505
Clear Channel Communications, Inc. (a)	1,314,200	42,080,684
Fox Entertainment Group, Inc. Class A (a)	1,251,600	27,222,300
Gannett Co., Inc.	158,100	11,999,790
Liberty Media Corp. Class A (a)	1,807,100	18,071,000
News Corp. Ltd.:
ADR	234,034	5,366,400
sponsored ADR	303,867	6,001,373
Reader's Digest Association, Inc. Class A (non-vtg.)	1,357,303	25,422,285
Tribune Co.	991,100	43,112,850
Viacom, Inc. Class B (non-vtg.) (a)	3,261,318	144,704,680
Walt Disney Co.	1,112,600	21,028,140
		378,335,007
Multiline Retail - 1.2%
Big Lots, Inc. (a)	787,756	15,503,043
Federated Department Stores, Inc. (a)	953,000	37,834,100
JCPenney Co., Inc.	960,800	21,156,816
Target Corp.	1,166,100	44,428,410
		118,922,369
Specialty Retail - 1.8%
Gap, Inc.	2,998,400	42,577,280
Limited Brands, Inc.	2,698,200	57,471,660
Office Depot, Inc. (a)	244,400	4,105,920

	Shares	Value (Note 1)
RadioShack Corp.	575,400	$ 17,296,524
Staples, Inc. (a)	2,973,362	58,575,231
		180,026,615
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. (a)	233,000	8,737,500
TOTAL CONSUMER DISCRETIONARY		1,121,893,852
CONSUMER STAPLES - 6.5%
Beverages - 0.5%
The Coca-Cola Co.	781,600	43,769,600
Food & Drug Retailing - 0.9%
Albertson's, Inc.	1,378,200	41,979,972
CVS Corp.	1,510,200	46,212,120
		88,192,092
Food Products - 0.6%
Dean Foods Co. (a)	208,000	7,758,400
Fresh Del Monte Produce Inc.	184,400	4,610,000
Kellogg Co.	553,300	19,841,338
Kraft Foods, Inc. Class A	624,400	25,569,180
Tyson Foods, Inc. Class A	117,000	1,814,670
		59,593,588
Household Products - 1.5%
Colgate-Palmolive Co.	567,400	28,398,370
Kimberly-Clark Corp.	1,192,800	73,953,600
Procter & Gamble Co.	514,100	45,909,130
		148,261,100
Personal Products - 1.7%
Avon Products, Inc.	654,000	34,164,960
Gillette Co.	3,872,320	131,155,478
		165,320,438
Tobacco - 1.3%
Loews Corp. - Carolina Group	192,400	5,204,420
Philip Morris Companies, Inc.	2,794,900	122,081,232
		127,285,652
TOTAL CONSUMER STAPLES		632,422,470
ENERGY - 13.6%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	1,658,000	55,194,820
BJ Services Co. (a)	278,200	9,425,416
Noble Corp. (a)	277,400	10,707,640
Schlumberger Ltd. (NY Shares)	2,702,400	125,661,600
		200,989,476
Oil & Gas - 11.6%
Anadarko Petroleum Corp.	183,900	9,066,270
BP PLC sponsored ADR	3,128,242	157,944,939
Burlington Resources, Inc.	512,900	19,490,200
ChevronTexaco Corp.	976,471	86,417,684
Conoco, Inc.	3,142,815	87,370,257
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Devon Energy Corp.	293,965	$ 14,486,578
Exxon Mobil Corp.	8,805,436	360,318,438
Marathon Oil Corp.	534,600	14,498,352
Royal Dutch Petroleum Co. (NY Shares)	1,934,900	106,941,923
Sunoco, Inc.	536,600	19,119,058
TotalFinaElf SA:
Series B	448,000	72,486,399
sponsored ADR	2,183,396	176,636,736
Valero Energy Corp.	163,800	6,129,396
		1,130,906,230
TOTAL ENERGY		1,331,895,706
FINANCIALS - 28.3%
Banks - 9.8%
Bank of America Corp.	2,415,590	169,960,912
Bank of New York Co., Inc.	2,977,000	100,473,750
Bank One Corp.	2,440,438	93,908,054
Comerica, Inc.	1,208,800	74,220,320
FleetBoston Financial Corp.	1,924,100	62,244,635
Huntington Bancshares, Inc.	323,000	6,272,660
Mellon Financial Corp.	1,892,600	59,484,418
PNC Financial Services Group, Inc.	628,300	32,847,524
State Bank of India	56,000	275,645
U.S. Bancorp, Delaware	4,207,038	98,234,337
Wachovia Corp.	2,146,975	81,971,506
Wells Fargo & Co.	3,483,800	174,399,028
		954,292,789
Diversified Financials - 13.2%
American Express Co.	3,186,496	115,733,535
Charles Schwab Corp.	3,409,800	38,189,760
Citigroup, Inc.	7,517,820	291,315,512
Fannie Mae	4,374,400	322,612,000
Freddie Mac	747,100	45,722,520
Household International, Inc.	2,289,547	113,790,486
J.P. Morgan Chase & Co.	4,224,850	143,306,912
Lehman Brothers Holdings, Inc.	477,000	29,822,040
Merrill Lynch & Co., Inc.	1,636,900	66,294,450
Morgan Stanley	1,841,600	79,336,128
Nomura Holdings, Inc.	2,012,000	29,611,741
Washington Mutual Capital Trust unit (f)	339,000	17,776,313
		1,293,511,397
Insurance - 4.5%
ACE Ltd.	1,127,700	35,635,320
AFLAC, Inc.	764,300	24,457,600
Allstate Corp.	1,480,900	54,763,682
American International Group, Inc.	2,542,850	173,498,656

	Shares	Value (Note 1)
Hartford Financial Services Group, Inc.	1,440,000	$ 85,636,800
Marsh & McLennan Companies, Inc.	294,400	28,439,040
Prudential Financial, Inc.	304,200	10,148,112
Travelers Property Casualty Corp. Class A	1,815,000	32,125,500
		444,704,710
Real Estate - 0.8%
Crescent Real Estate Equities Co.	673,100	12,586,970
Equity Office Properties Trust	317,100	9,544,710
Equity Residential Properties Trust (SBI)	1,299,000	37,346,250
Public Storage, Inc.	609,700	22,619,870
		82,097,800
TOTAL FINANCIALS		2,774,606,696
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.	680,800	23,453,560
Health Care Providers & Services - 0.5%
IMS Health, Inc.	1,712,900	30,746,555
McKesson Corp.	673,300	22,016,910
		52,763,465
Pharmaceuticals - 4.5%
Abbott Laboratories	738,200	27,793,230
Bristol-Myers Squibb Co.	3,750,600	96,390,420
Eli Lilly & Co.	545,100	30,743,640
Johnson & Johnson	381,800	19,952,868
Merck & Co., Inc.	2,285,100	115,717,464
Pfizer, Inc.	1,003,700	35,129,500
Schering-Plough Corp.	2,046,030	50,332,338
Wyeth	1,169,400	59,873,280
		435,932,740
TOTAL HEALTH CARE		512,149,765
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.8%
Boeing Co.	1,051,800	47,331,000
Honeywell International, Inc.	2,282,825	80,423,925
Lockheed Martin Corp.	679,300	47,211,350
Northrop Grumman Corp.	191,500	23,937,500
United Technologies Corp.	1,082,500	73,501,750
		272,405,525
Airlines - 0.3%
AMR Corp. (a)	1,498,000	25,256,280
Building Products - 0.7%
Masco Corp.	2,346,800	63,621,748
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	508,400	31,902,100
Ceridian Corp. (a)	454,000	8,616,920
New England Business Service, Inc.	207,200	5,209,008
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc. (a)	1,330,200	$ 25,366,914
Viad Corp.	775,800	20,170,800
		91,265,742
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	1,863,700	37,236,726
Industrial Conglomerates - 2.5%
3M Co.	227,900	28,031,700
General Electric Co.	4,254,540	123,594,387
Hutchison Whampoa Ltd.	622,000	4,645,094
Textron, Inc.	857,500	40,216,750
Tyco International Ltd.	3,881,446	52,438,335
		248,926,266
Machinery - 2.7%
Caterpillar, Inc.	1,120,200	54,833,790
Deere & Co.	799,750	38,308,025
Eaton Corp.	428,300	31,158,825
Illinois Tool Works, Inc.	351,400	24,000,620
Ingersoll-Rand Co. Ltd. Class A	1,074,144	49,045,415
Kennametal, Inc.	168,490	6,166,734
Milacron, Inc.	138,530	1,406,080
Navistar International Corp.	387,600	12,403,200
Parker Hannifin Corp.	1,047,700	50,069,583
		267,392,272
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	2,818,600	84,558,000
Union Pacific Corp.	883,600	55,914,208
		140,472,208
TOTAL INDUSTRIALS		1,146,576,767
INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 0.4%
Lucent Technologies, Inc.	785,600	1,304,096
Motorola, Inc.	2,536,200	36,572,004
		37,876,100
Computers & Peripherals - 1.8%
Dell Computer Corp. (a)	1,843,500	48,189,090
Hewlett-Packard Co.	3,817,211	58,326,984
International Business Machines Corp.	793,700	57,146,400
NCR Corp. (a)	125,900	4,356,140
Sun Microsystems, Inc. (a)	1,159,000	5,806,590
		173,825,204
Electronic Equipment & Instruments - 1.2%
Arrow Electronics, Inc. (a)	799,100	16,581,325
Avnet, Inc.	1,317,330	28,968,087

	Shares	Value (Note 1)
PerkinElmer, Inc.	2,121,300	$ 23,440,365
Tektronix, Inc. (a)	1,421,700	26,600,007
Thermo Electron Corp.	1,539,600	25,403,400
		120,993,184
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	215,100	10,281,780
Electronic Data Systems Corp.	416,800	15,484,120
Unisys Corp. (a)	925,317	8,327,853
		34,093,753
Semiconductor Equipment & Products - 0.7%
Agere Systems, Inc. Class B (a)	1	2
Intel Corp.	2,298,200	41,988,114
Micron Technology, Inc. (a)	869,600	17,583,312
National Semiconductor Corp. (a)	440,975	12,863,241
		72,434,669
Software - 0.8%
Compuware Corp. (a)	1,300,882	7,896,354
Microsoft Corp. (a)	1,219,700	66,717,590
		74,613,944
TOTAL INFORMATION TECHNOLOGY		513,836,854
MATERIALS - 5.8%
Chemicals - 2.6%
Arch Chemicals, Inc.	352,800	8,714,160
Crompton Corp.	500,551	6,382,025
Dow Chemical Co.	1,112,300	38,240,874
E.I. du Pont de Nemours & Co.	969,849	43,061,296
Hercules Trust II unit	15,700	8,713,500
Hercules, Inc. (a)	649,700	7,536,520
LG Chemical Ltd.	152,000	5,496,258
Lyondell Chemical Co.	1,104,900	16,683,990
Millennium Chemicals, Inc.	853,650	11,993,783
Olin Corp.	13,900	307,885
PolyOne Corp.	1,076,100	12,106,125
PPG Industries, Inc.	161,500	9,996,850
Praxair, Inc.	1,203,612	68,569,776
Solutia, Inc.	2,067,100	14,511,042
		252,314,084
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	323,700	4,447,638
Smurfit-Stone Container Corp. (a)	1,242,900	19,165,518
		23,613,156
Metals & Mining - 2.3%
Alcan, Inc.	967,200	36,805,012
Alcoa, Inc.	1,890,516	62,670,605
Dofasco, Inc.	926,300	18,797,237
Newmont Mining Corp. Holding Co.	446,300	11,751,079
Nucor Corp.	352,800	22,946,112
Pechiney SA Series A	540,311	24,766,978
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp.	1,055,800	$ 43,498,960
Xstrata PLC (a)	432,700	5,630,754
		226,866,737
Paper & Forest Products - 0.7%
Georgia-Pacific Group	1,657,600	40,743,808
Weyerhaeuser Co.	381,500	24,358,775
		65,102,583
TOTAL MATERIALS		567,896,560
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.3%
AT&T Corp.	5,055,621	54,095,145
BellSouth Corp.	5,331,799	167,951,669
Qwest Communications International, Inc.	1,504,960	4,213,888
SBC Communications, Inc.	5,735,993	174,947,787
Verizon Communications, Inc.	3,022,202	121,341,410
		522,549,899
UTILITIES - 2.5%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	145,200	5,810,904
Cinergy Corp.	286,600	10,314,734
Dominion Resources, Inc.	408,200	27,022,840
DPL, Inc.	1,010,054	26,715,928
Entergy Corp.	1,943,800	82,494,872
FirstEnergy Corp.	857,700	28,630,026
Northeast Utilities	1,648,400	31,006,404
		211,995,708
Gas Utilities - 0.1%
Kinder Morgan Management LLC (a)	172,075	5,248,299
Multi-Utilities & Unregulated Power - 0.2%
SCANA Corp.	788,500	24,340,995
TOTAL UTILITIES		241,585,002
TOTAL COMMON STOCKS (Cost $8,260,675,201)		9,365,413,571
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
General Motors Corp. Series B, $1.313	412,200	10,774,908
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	388,400	9,030,300

	Shares	Value (Note 1)
Media - 0.1%
Cox Communications, Inc. $6.858 PRIZES	154,200	$ 3,828,786
MediaOne Group, Inc. (Vodafone Group PLC) $3.04 PIES	213,000	3,173,700
		7,002,486
TOTAL CONSUMER DISCRETIONARY		26,807,694
FINANCIALS - 0.6%
Diversified Financials - 0.4%
Equity Securities Trust I (Cablevision Systems Corp. - NY Group Class A) $2.3432	193,300	2,841,510
Ford Motor Co. Capital Trust II $3.25	461,500	25,967,682
Lucent Technologies Capital Trust I $77.50 (f)	11,600	5,483,633
		34,292,825
Insurance - 0.2%
ACE Ltd. $4.125 PRIDES	225,800	14,810,222
Prudential Financial, Inc. $3.375	65,500	3,762,451
Travelers Property Casualty Corp. $1.125	240,200	5,699,225
		24,271,898
TOTAL FINANCIALS		58,564,723
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. $4.13	177,700	11,772,625
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Lucent Technologies, Inc. $80.00 (f)	5,660	2,727,662
Motorola, Inc. $3.50	441,100	19,972,126
		22,699,788
IT Consulting & Services - 0.2%
Electronic Data Systems Corp. $3.81 PRIDES	475,600	17,692,320
TOTAL INFORMATION TECHNOLOGY		40,392,108
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Georgia-Pacific Group $3.75 PEPS	314,100	8,323,650
UTILITIES - 0.6%
Electric Utilities - 0.4%
Cinergy Corp. $4.75 PRIDES	159,300	9,311,085
FPL Group, Inc. $4.00	84,500	4,444,700
TXU Corp.:
$0.8125 PRIDES	398,400	10,724,928
$4.375	226,400	12,270,880
		36,751,593
Preferred Stocks - continued
	Shares	Value (Note 1)
Convertible Preferred Stocks - continued
UTILITIES - continued
Gas Utilities - 0.2%
El Paso Corp. $4.50	133,400	$ 6,843,420
NiSource, Inc. $3.875 PIES	299,300	12,626,719
Sempra Energy $2.125	292,100	6,753,644
		26,223,783
TOTAL UTILITIES		62,975,376
TOTAL CONVERTIBLE PREFERRED STOCKS		208,836,176
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc. Series M, $11.125	9,578	612,992
TOTAL PREFERRED STOCKS (Cost $241,117,629)		209,449,168
Corporate Bonds - 1.7%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	Ba2	$ 15,369,000	5,546,672
Media - 0.3%
Cox Communications, Inc. 0.4259% 4/19/20	Baa3	26,600,000	10,911,320
Liberty Media Corp.3.5% 1/15/31 (f)	Baa3	11,400,000	8,393,250
News America, Inc. liquid yield option note 0% 2/28/21 (f)	Baa3	22,670,000	10,838,527
			30,143,097
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (f)	B1	5,080,000	5,045,075
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	5,700,000	6,542,118
TOTAL CONSUMER DISCRETIONARY			47,276,962

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	$ 23,110,000	$ 10,783,126
JMH Finance Ltd. 4.75% 9/6/07 (f)	-	3,680,000	3,588,000
Navistar Financial Corp. 4.75% 4/1/09 (f)	Ba2	2,760,000	2,456,566
			16,827,692
Insurance - 0.0%
Loews Corp. 3.125% 9/15/07	A3	5,340,000	4,669,937
TOTAL FINANCIALS			21,497,629
INDUSTRIALS - 0.3%
Machinery - 0.3%
SPX Corp.:
liquid yield option note 0% 2/6/21 (f)	Ba3	19,570,000	13,041,448
0% 2/6/21	Ba3	4,620,000	3,078,768
Tyco International Group SA 0% 2/12/21	Ba2	13,860,000	9,511,425
			25,631,641
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Corning, Inc. 3.5% 11/1/08	Baa3	13,700,000	9,235,170
Computers & Peripherals - 0.0%
Quantum Corp. 7% 8/1/04	B2	7,730,000	7,188,900
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. 3% 12/1/21	Baa2	6,670,000	6,780,522
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	620,000	262,632
Sanmina-SCI Corp. 0% 9/12/20	Ba2	960,000	345,600
			7,388,754
TOTAL INFORMATION TECHNOLOGY			23,812,824
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 1/31/06 (f)	B-	6,790,000	10,311,294
TOTAL CONVERTIBLE BONDS			128,530,350
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Domino's, Inc. 10.375% 1/15/09	B2	$ 670,000	$ 720,250
Extended Stay America, Inc. 9.875% 6/15/11	B2	640,000	662,400
Park Place Entertainment Corp. 8.125% 5/15/11	Ba2	715,000	707,850
Penn National Gaming, Inc. 11.125% 3/1/08	B3	630,000	669,375
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	670,000	690,100
			3,449,975
Household Durables - 0.0%
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	420,000	352,800
D.R. Horton, Inc.:
8% 2/1/09	Ba1	310,000	305,350
10.5% 4/1/05	Ba1	425,000	450,500
			1,108,650
Media - 0.1%
CanWest Media, Inc. 10.625% 5/15/11	B2	785,000	785,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)	B2	310,000	111,600
10% 5/15/11	B2	805,000	539,350
Corus Entertainment, Inc. 8.75% 3/1/12	B1	790,000	801,850
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	925,000	925,000
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	720,000	730,800
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06 (d)	Caa1	670,000	509,200
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	445,000	382,700
Radio One, Inc. 8.875% 7/1/11	B3	870,000	870,000
Telewest PLC yankee 11% 10/1/07	Caa3	735,000	297,675
			5,953,175

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Specialty Retail - 0.0%
AutoNation, Inc. 9% 8/1/08	Ba2	$ 600,000	$ 618,000
United Auto Group, Inc. 9.625% 3/15/12 (f)	B3	525,000	530,250
			1,148,250
TOTAL CONSUMER DISCRETIONARY			11,660,050
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	640,000	660,800
Food & Drug Retailing - 0.0%
Rite Aid Corp. 12.5% 9/15/06	B-	775,000	720,750
Food Products - 0.0%
Corn Products International, Inc. 8.25% 7/15/07	Ba1	615,000	608,801
Dean Foods Co. 8.15% 8/1/07	B1	470,000	481,750
			1,090,551
Household Products - 0.1%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	720,000	738,000
10% 11/1/08	Ba3	490,000	565,950
			1,303,950
TOTAL CONSUMER STAPLES			3,776,051
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	620,000	644,800
Oil & Gas - 0.0%
Chesapeake Energy Corp. 8.125% 4/1/11	B1	700,000	691,250
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	535,000	526,975
			1,218,225
TOTAL ENERGY			1,863,025
FINANCIALS - 0.1%
Diversified Financials - 0.1%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	650,000	650,000
Delta Air Lines, Inc. pass thru trust certificate 7.779% 1/2/12	Baa2	670,000	677,102
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (f)	B3	$ 724,044	$ 658,880
Stone Container Finance Co. yankee 11.5% 8/15/06 (f)	B2	630,000	674,100
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Ba2	620,000	310,000
			2,970,082
Real Estate - 0.0%
Meditrust Corp. 7.82% 9/10/26	Ba3	735,000	731,325
TOTAL FINANCIALS			3,701,407
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Alderwoods Group, Inc. 11% 1/2/07	-	620,000	623,100
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	B2	910,000	946,400
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	620,000	626,200
Service Corp. International (SCI) 6.5% 3/15/08	B1	720,000	640,800
			2,836,500
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	40,000	37,200
TOTAL HEALTH CARE			2,873,700
INDUSTRIALS - 0.0%
Machinery - 0.0%
Joy Global, Inc. 8.75% 3/15/12	B2	610,000	622,200
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
ChipPAC International Ltd. 12.75% 8/1/09	B3	840,000	865,200
MATERIALS - 0.1%
Chemicals - 0.1%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	460,000	469,200
IMC Global, Inc. 10.875% 6/1/08	Ba1	735,000	793,800
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	775,000	740,125
			2,003,125

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	$ 600,000	$ 603,000
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	280,000	267,400
7.8% 5/15/18	B3	160,000	137,600
Riverwood International Corp.:
10.625% 8/1/07	B3	720,000	748,800
10.625% 8/1/07	B3	110,000	115,500
			1,872,300
Metals & Mining - 0.0%
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	990,000	1,014,750
Paper & Forest Products - 0.0%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	465,000	453,375
8.125% 5/15/11	Ba1	215,000	206,400
			659,775
TOTAL MATERIALS			5,549,950
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
NTL Communications Corp. 11.5% 10/1/08 (d)	Ca	990,000	297,000
Qwest Corp. 8.875% 3/15/12 (f)	Baa3	635,000	565,150
WorldCom, Inc.:
7.5% 5/15/11 (d)	Ca	710,000	117,150
7.875% 5/15/03 (d)	Ca	310,000	51,150
8.25% 5/15/31 (d)	Ca	555,000	91,575
			1,122,025
Wireless Telecommunication Services - 0.0%
American Tower Corp. 9.375% 2/1/09	Caa1	575,000	322,000
Crown Castle International Corp. 10.75% 8/1/11	B3	310,000	199,950
Echostar Broadband Corp. 10.375% 10/1/07	B1	950,000	912,000
Nextel Communications, Inc. 0% 10/31/07 (e)	B3	625,000	325,000
			1,758,950
TOTAL TELECOMMUNICATION SERVICES			2,880,975
UTILITIES - 0.0%
Electric Utilities - 0.0%
CMS Energy Corp. 8.5% 4/15/11	B3	795,000	556,500
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	$ 915,000	$ 896,700
6.25% 3/1/04	B3	375,000	360,000
			1,813,200
Multi-Utilities & Unregulated Power - 0.0%
Western Resources, Inc. 7.875% 5/1/07 (f)	Ba1	720,000	714,600
TOTAL UTILITIES			2,527,800
TOTAL NONCONVERTIBLE BONDS			36,320,358
TOTAL CORPORATE BONDS (Cost $172,637,516)			164,850,708
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Wyndham International, Inc. term loan 6.625% 6/30/06 (g)	-	600,000	528,000
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Suiza Foods Corp. Tranche B term loan 4.11% 7/15/08 (g)	Ba2	897,750	899,994
FINANCIALS - 0.0%
Diversified Financials - 0.0%
American Tower LP Tranche B term loan 4.97% 12/31/07 (g)	B2	750,000	652,500
Nextel Finance Co. Tranche D term loan 4.9375% 3/31/09 (g)	-	1,200,000	912,000
			1,564,500
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
Tranche B term loan 4.6723% 7/21/06 (g)	Ba3	775,751	773,812
Tranche C term loan 4.9311% 7/21/07 (g)	Ba3	930,939	928,611
			1,702,423
TOTAL FLOATING RATE LOANS (Cost $4,881,865)			4,694,917
Money Market Funds - 0.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.89% (c)	11,177,697	$ 11,177,697
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	14,456,625	14,456,625
TOTAL MONEY MARKET FUNDS (Cost $25,634,322)		25,634,322
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,704,946,533)		9,770,042,686
NET OTHER ASSETS - 0.2%		17,114,402
NET ASSETS - 100%	$ 9,787,157,088
Security Type Abbreviations
PEPS	-	Participating Equity Preferred Shares/Premium Exchangeable Participating Shares
PIERS	-	Preferred Income Equity Redeemable Security
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $92,344,941 or 0.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,510,670,983 and $1,164,291,825, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $73,214 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,694,917 or 0.0% of net assets.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $8,708,665,740. Net unrealized appreciation aggregated $1,061,376,946, of which $2,106,653,985 related to appreciated investment securities and $1,045,277,039 related to depreciated investment securities.

Equity-Income Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,675,661) (cost $8,704,946,533) - See accompanying schedule		$ 9,770,042,686
Cash		11,958
Foreign currency held at value (cost $200)		198
Receivable for investments sold		35,601,999
Receivable for fund shares sold		7,070,358
Dividends receivable		17,750,704
Interest receivable		2,244,685
Other receivables		40,168
Total assets		9,832,762,756
Liabilities
Payable for investments purchased Regular delivery	$ 16,907,067
Delayed delivery	925,000
Payable for fund shares redeemed	8,443,334
Accrued management fee	4,010,800
Distribution fees payable	145,352
Other payables and accrued expenses	717,490
Collateral on securities loaned, at value	14,456,625
Total liabilities		45,605,668
Net Assets		$ 9,787,157,088
Net Assets consist of:
Paid in capital		$ 8,595,892,693
Undistributed net investment income		77,542,291
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,620,125
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,065,101,979
Net Assets		$ 9,787,157,088
Initial Class: Net Asset Value, offering price and redemption price per share ($8,569,016,215 ÷ 417,582,197 shares)		$ 20.52
Service Class: Net Asset Value, offering price and redemption price per share ($880,092,883 ÷ 43,014,605 shares)		$ 20.46
Service Class 2: Net Asset Value, offering price and redemption price per share ($337,918,532 ÷ 16,592,882 shares)		$ 20.37
Service Class 2R: Net Asset Value, offering price and redemption price per share ($129,458 ÷ 6,357 shares)		$ 20.36

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 102,407,753
Interest		6,491,288
Security lending		190,960
Total income		109,090,001
Expenses
Management fee	$ 24,908,492
Transfer agent fees	3,507,697
Distribution fees	813,830
Accounting and security lending fees	448,784
Non-interested trustees' compensation	31,575
Custodian fees and expenses	87,648
Registration fees	10,324
Audit	35,207
Legal	37,082
Miscellaneous	198,845
Total expenses before reductions	30,079,484
Expense reductions	(554,066)	29,525,418
Net investment income (loss)		79,564,583
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	51,545,698
Foreign currency transactions	65,385
Total net realized gain (loss)		51,611,083
Change in net unrealized appreciation (depreciation) on: Investment securities	(783,218,534)
Assets and liabilities in foreign currencies	43,839
Total change in net unrealized appreciation (depreciation)		(783,174,695)
Net gain (loss)		(731,563,612)
Net increase (decrease) in net assets resulting from operations		$ (651,999,029)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 79,564,583	$ 151,358,391
Net realized gain (loss)	51,611,083	232,892,575
Change in net unrealized appreciation (depreciation)	(783,174,695)	(947,180,666)
Net increase (decrease) in net assets resulting from operations	(651,999,029)	(562,929,700)
Distributions to shareholders from net investment income	(162,342,476)	(175,168,717)
Distributions to shareholders from net realized gain	(222,300,466)	(493,630,239)
Total distributions	(384,642,942)	(668,798,956)
Share transactions - net increase (decrease)	505,499,160	906,134,648
Redemption fees	30	-
Total increase (decrease) in net assets	(531,142,781)	(325,594,008)
Net Assets
Beginning of period	10,318,299,869	10,643,893,877
End of period (including undistributed net investment income of $77,542,291 and undistributed net investment income of $152,099,880, respectively)	$ 9,787,157,088	$ 10,318,299,869
Other Information: Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	38,839,513	7,299,639	8,152,740	6,498
Reinvested	16,371,256	1,504,858	437,787	-
Redeemed	(44,578,974)	(2,665,564)	(2,006,840)	(141)
Net increase (decrease)	10,631,795	6,138,933	6,583,687	6,357

Dollars Sold	$ 861,698,545	$ 161,697,534	$ 177,998,130	$ 140,490
Reinvested	343,960,099	31,541,832	9,140,991	-
Redeemed	(979,524,003)	(57,803,093)	(43,348,367)	(2,998)
Net increase (decrease)	$ 226,134,641	$ 135,436,273	$ 143,790,754	$ 137,492

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	89,050,962	13,139,614	9,931,367	-
Reinvested	25,863,825	1,673,997	126,086	-
Redeemed	(98,534,150)	(2,882,957)	(1,618,683)	-
Net increase (decrease)	16,380,637	11,930,654	8,438,770	-

Dollars Sold	$ 2,064,705,585	$ 303,254,722	$ 225,467,799	$ -
Reinvested	625,387,269	40,376,818	3,034,869	-
Redeemed	(2,255,942,678)	(64,472,868)	(35,676,868)	-
Net increase (decrease)	$ 434,150,176	$ 279,158,672	$ 192,825,800	$ -

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 145,677,224	$ 12,920,750	$ 3,744,502	$ -
From net realized gain	198,282,881	18,621,082	5,396,503	-
Total	$ 343,960,105	$ 31,541,832	$ 9,141,005	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 164,164,158	$ 10,221,979	$ 782,580	$ -
From net realized gain	461,223,111	30,154,839	2,252,289	-
Total	$ 625,387,269	$ 40,376,818	$ 3,034,869	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03
Income from Investment Operations
Net investment income (loss) E	.17	.34	.40	.41	.38	.36
Net realized and unrealized gain (loss)	(1.55)	(1.51)	1.46	1.10	2.31	5.06
Total from investment operations	(1.38)	(1.17)	1.86	1.51	2.69	5.42
Distributions from net investment income	(.36)	(.42)	(.44) G	(.38)	(.34)	(.36)
Distributions from net realized gain	(.49)	(1.18)	(1.61) G	(.84)	(1.21)	(1.81)
Total distributions	(.85)	(1.60)	(2.05)	(1.22)	(1.55)	(2.17)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 20.52	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28
Total Return B, C, D	(6.15)%	(4.96)%	8.42%	6.33%	11.63%	28.11%
Ratios to Average Net Assets F
Expenses before expense reductions	.57% A	.58%	.56%	.57%	.58%	.58%
Expenses net of voluntary waivers, if any	.57% A	.58%	.56%	.57%	.58%	.58%
Expenses net of all reductions	.56% A	.57%	.55%	.56%	.57%	.57%
Net investment income (loss)	1.57% A	1.47%	1.68%	1.57%	1.58%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,569,016	$ 9,256,205	$ 9,969,086	$ 11,014,291	$ 11,409,912	$ 10,106,742
Portfolio turnover rate	23% A	24%	22%	27%	28%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G The amounts shown reflect certain reclassifications related to book to tax differences.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997 H
Net asset value, beginning of period	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27	$ 23.44
Income from Investment Operations
Net investment income (loss) E	.16	.31	.37	.38	.36	.05
Net realized and unrealized gain (loss)	(1.54)	(1.51)	1.46	1.11	2.31	.78
Total from investment operations	(1.38)	(1.20)	1.83	1.49	2.67	.83
Distributions from net investment income	(.34)	(.40)	(.43) G	(.38)	(.34)	-
Distributions from net realized gain	(.49)	(1.18)	(1.61) G	(.84)	(1.21)	-
Total distributions	(.83)	(1.58)	(2.04)	(1.22)	(1.55)	-
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 20.46	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Total Return B, C, D	(6.17)%	(5.09)%	8.30%	6.25%	11.54%	3.54%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.68%	.66%	.67%	.68%	.68% A
Expenses net of voluntary waivers, if any	.67% A	.68%	.66%	.67%	.68%	.68% A
Expenses net of all reductions	.66% A	.67%	.65%	.66%	.67%	.65% A
Net investment income (loss)	1.47% A	1.37%	1.58%	1.47%	1.51%	1.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 880,093	$ 836,017	$ 634,897	$ 437,332	$ 225,145	$ 5,328
Portfolio turnover rate	23% A	24%	22%	27%	28%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G The amounts shown reflect certain reclassifications related to book to tax differences. H For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 G
Net asset value, beginning of period	$ 22.59	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income (loss) E	.14	.27	.32
Net realized and unrealized gain (loss)	(1.53)	(1.50)	1.95
Total from investment operations	(1.39)	(1.23)	2.27
Distributions from net investment income	(.34)	(.41)	(.43) H
Distributions from net realized gain	(.49)	(1.18)	(1.61) H
Total distributions	(.83)	(1.59)	(2.04)
Redemption fees added to paid in capital E	-	-	-
Net asset value, end of period	$ 20.37	$ 22.59	$ 25.41
Total Return B, C, D	(6.24)%	(5.23)%	10.19%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.84%	.83% A
Expenses net of voluntary waivers, if any	.83% A	.84%	.83% A
Expenses net of all reductions	.82% A	.83%	.82% A
Net investment income (loss)	1.31% A	1.21%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 337,919	$ 226,078	$ 39,911
Portfolio turnover rate	23% A	24%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. H The amounts shown reflect certain reclassifications related to book to tax differences.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002
Selected Per-Share Data	(Unaudited) G
Net asset value, beginning of period	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(1.51)
Total from investment operations	(1.46)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 20.36
Total Return B, C, D	(6.69)%
Ratios to Average Net Assets F
Expenses before expense reductions	.84% A
Expenses net of voluntary waivers, if any	.84% A
Expenses net of all reductions	.83% A
Net investment income (loss)	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129
Portfolio turnover rate	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period April 24, 2002 (commencement of sales of shares) to June 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Growth Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity ® VIP: Growth - Initial Class	-26.41%	4.25%	11.79%
Russell 3000 ® Growth Index	-26.39%	-0.50%	8.59%
Variable Annuity Growth Funds Average	-21.57%	2.43%	10.16%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000 ® Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Portfolio - Initial Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $30,489 - a 204.89% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,804 - a 128.04% increase.

The LipperSM variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year, five year, and 10 year average annual total returns for the variable annuity large-cap core funds average were -19.09%, 1.96%, and 9.62%, respectively. The one year, five year, and 10 year average annual total returns for the variable annuity large-cap supergroup average were -20.84%, 2.01%, and 9.74%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Jennifer Uhrig,
Portfolio Manager of
Growth Portfolio

Q. How did the fund perform, Jennifer?

A. For the six months that ended June 30, 2002, the fund slightly outperformed the Russell 3000 Growth Index, which returned -20.54%. The fund trailed the variable annuity growth funds average, which returned -15.38% according to Lipper Inc. For the 12 months that ended June 30, 2002, the fund performed in line with the Russell 3000 Growth Index, which returned -26.39%, and trailed the variable annuity growth funds average, which returned -21.57%.

Q. What key factors influenced the fund's performance during the six-month period?

A. The fund was hurt by its exposure to the technology sector, particularly relative to its average Lipper peer. Technology stocks were hit hard by the events of September 11th, and I responded to this weakness by adding to the sector, especially in the semiconductor area. Initially, this strategy worked well as the group recovered from its oversold levels and the economy appeared to show signs of improvement. However, later in the period the stocks sold off as end-demand failed to materialize. Thus, while the fund benefited from good stock picking within the technology group, the higher exposure to tech overall hurt. Relative to its index, the fund benefited from good stock picking within the tech sector, as well as an emphasis on consumer nondurable stocks. Several holdings in the biotechnology and telecommunications groups detracted from performance.

Q. How did you play the technology sector during the period?

A. During the "bubble" years of the late-1990s, many technology companies ramped up production in an effort to keep pace with huge demand from customers. When demand levels dropped, these same companies were unable to cut production fast enough and, consequently, found themselves with significant excess inventories. This meant they were forced to produce below-end-demand levels in order to reduce these excess supplies. During the past six months, many companies reached a better inventory/demand balance and actually increased production to match end-demand. This helped not only semiconductor producers but also the companies that supply them with new machines for manufacturing, including Applied Materials and KLA-Tencor. These stocks performed well for the fund, but this encouraging trend proved to be short-lived as end-demand failed to accelerate.

Q. Consumer-oriented stocks held up fairly well during the period. Why, and how did the fund take advantage?

A. In periods of economic weakness, companies that produce basic goods such as soda, laundry detergent and cigarettes, tend to outperform. These companies are typically resilient to economic downturns since their products are not expensive, and people tend to regard them as essentials. If you're worried about your job, for example, you might forego the new car but you're probably going to keep washing your clothes. In addition, these companies have historically generated free cash flow, which provided investors some comfort, particularly in light of the Enron bankruptcy. As a result, the fund benefited from holdings in Coca-Cola, Procter & Gamble and Philip Morris.

Q. Did you pursue any other specific themes?

A. I increased the fund's exposure to defense stocks during the period, mostly due to the fact that the defense budget was on the rise and we had bipartisan political support in favor of strengthening the defense industry. Some of the names I added to included Lockheed Martin, Northrop Grumman and General Dynamics, all of which performed very well during the period.

Q. Which other stocks performed well? Which ones were disappointments?

A. American Express performed well as the company - which is sensitive to both consumer spending and travel - bounced back nicely after September 11th. Another good stock was toy maker Mattel, which benefited from a new management approach and a more balanced product line. The company isn't just about Barbie dolls anymore. On the negative side, the fund's investments in biotech stocks such as Elan and Millennium Pharmaceuticals detracted, as did an ill-timed investment in telecom giant Qwest Communications.

Q. What's your outlook, Jennifer?

A. The most important thing I'll be looking for is a rotation back into capital goods, namely technology. I think we'll eventually see a recovery in corporate profits - stimulated by consumer spending - that could result in increased orders for production equipment. As I see it, the biggest risk in the market right now is the possibility that consumer spending will run out of gas without stimulating a recovery on the capital goods side. If this happens, the economy could slow down again.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in stocks with above-average growth potential

Start date: October 9, 1986

Size: as of June 30, 2002, more than $10.3 billion

Manager: Jennifer Uhrig, since 1997; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	6.2
Pfizer, Inc.	5.3
Wal-Mart Stores, Inc.	3.1
Intel Corp.	2.7
American International Group, Inc.	2.5
19.8
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Information Technology	28.1
Health Care	20.2
Consumer Discretionary	15.3
Industrials	11.6
Financials	10.0
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks	99.7%
Short-Term Investments and Net Other Assets	0.3%

* Foreign investments	4.9%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.3%
Automobiles - 0.1%
Nissan Motor Co. Ltd.	1,890,000	$ 13,117,866
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc. (a)	1,212,450	38,495,288
Harrah's Entertainment, Inc. (a)	589,300	26,135,455
Wendys International, Inc.	703,000	28,000,490
Yum! Brands, Inc. (a)	1,340,700	39,215,475
		131,846,708
Household Durables - 1.6%
Black & Decker Corp.	874,140	42,133,548
Leggett & Platt, Inc.	1,172,400	27,434,160
Maytag Corp.	499,070	21,285,336
Nintendo Co. Ltd.	93,600	13,814,776
Pulte Homes, Inc.	481,400	27,670,872
Sony Corp.	227,400	12,074,940
Whirlpool Corp.	355,100	23,209,336
		167,622,968
Leisure Equipment & Products - 1.0%
Brunswick Corp.	851,300	23,836,400
Mattel, Inc.	3,595,400	75,791,032
		99,627,432
Media - 3.4%
AOL Time Warner, Inc. (a)	3,938,052	57,928,745
Charter Communications, Inc. Class A (a)	3,423,500	13,967,880
Comcast Corp. Class A (special) (a)	871,500	20,776,560
Cox Communications, Inc. Class A (a)	1,034,800	28,508,740
E.W. Scripps Co. Class A	485,000	37,345,000
Interpublic Group of Companies, Inc.	1,392,900	34,488,204
Lamar Advertising Co. Class A (a)	1,609,700	59,896,937
Viacom, Inc. Class B (non-vtg.) (a)	2,093,625	92,894,141
		345,806,207
Multiline Retail - 4.4%
Family Dollar Stores, Inc.	1,154,600	40,699,650
Kohls Corp. (a)	1,035,400	72,560,832
Saks, Inc. (a)	1,993,100	25,591,404
Wal-Mart Stores, Inc.	5,811,800	319,707,118
		458,559,004
Specialty Retail - 3.5%
AutoZone, Inc. (a)	435,000	33,625,500
Gap, Inc.	1,484,000	21,072,800
Home Depot, Inc.	4,490,200	164,925,046
Limited Brands, Inc.	1,043,500	22,226,550
Lowe's Companies, Inc.	2,657,330	120,642,782
		362,492,678
TOTAL CONSUMER DISCRETIONARY		1,579,072,863

	Shares	Value (Note 1)
CONSUMER STAPLES - 8.2%
Beverages - 3.9%
Coca-Cola Enterprises, Inc.	1,089,500	$ 24,056,160
Pepsi Bottling Group, Inc.	1,268,200	39,060,560
PepsiCo, Inc.	1,747,580	84,233,356
The Coca-Cola Co.	4,554,700	255,063,200
		402,413,276
Food & Drug Retailing - 0.5%
CVS Corp.	1,532,200	46,885,320
Food Products - 0.4%
Kraft Foods, Inc. Class A	1,071,300	43,869,735
The J.M. Smucker Co.	15,971	545,090
		44,414,825
Household Products - 1.1%
Colgate-Palmolive Co.	617,100	30,885,855
Procter & Gamble Co.	919,560	82,116,708
		113,002,563
Personal Products - 0.9%
Gillette Co.	2,632,600	89,166,162
Tobacco - 1.4%
Loews Corp. - Carolina Group	961,300	26,003,165
Philip Morris Companies, Inc.	2,782,900	121,557,072
		147,560,237
TOTAL CONSUMER STAPLES		843,442,383
ENERGY - 4.3%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	1,192,370	39,693,997
BJ Services Co. (a)	1,200,360	40,668,197
Cooper Cameron Corp. (a)	425,100	20,583,342
ENSCO International, Inc.	438,900	11,964,414
Global Industries Ltd. (a)	2,926,465	20,455,990
Grant Prideco, Inc. (a)	255,200	3,470,720
Nabors Industries Ltd. (a)	811,410	28,642,773
National-Oilwell, Inc. (a)	1,114,600	23,462,330
Noble Corp. (a)	620,200	23,939,720
Schlumberger Ltd. (NY Shares)	1,137,800	52,907,700
Smith International, Inc. (a)	443,650	30,252,494
Tidewater, Inc.	765,200	25,190,384
Transocean, Inc.	915,900	28,530,285
Varco International, Inc. (a)	1,266,100	22,207,394
Weatherford International Ltd. (a)	1,042,440	45,033,408
		417,003,148
Oil & Gas - 0.3%
Noble Energy, Inc.	453,600	16,352,280
YUKOS Corp. sponsored ADR	75,200	10,452,800
		26,805,080
TOTAL ENERGY		443,808,228
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 10.0%
Banks - 0.7%
Bank One Corp.	1,714,990	$ 65,992,815
Fifth Third Bancorp	176,900	11,790,385
		77,783,200
Diversified Financials - 4.9%
American Express Co.	2,785,900	101,183,888
Charles Schwab Corp.	4,263,750	47,754,000
Citigroup, Inc.	2,288,710	88,687,513
Fannie Mae	464,700	34,271,625
Freddie Mac	623,500	38,158,200
Goldman Sachs Group, Inc.	589,800	43,261,830
Lehman Brothers Holdings, Inc.	369,400	23,094,888
Merrill Lynch & Co., Inc.	1,331,700	53,933,850
Morgan Stanley	1,392,800	60,001,824
Nomura Holdings, Inc.	983,000	14,467,367
		504,814,985
Insurance - 4.4%
ACE Ltd.	1,202,200	37,989,520
AFLAC, Inc.	1,611,420	51,565,440
Allstate Corp.	743,100	27,479,838
American International Group, Inc.	3,830,666	261,366,341
Hartford Financial Services Group, Inc.	565,200	33,612,444
Prudential Financial, Inc.	1,273,600	42,487,296
		454,500,879
TOTAL FINANCIALS		1,037,099,064
HEALTH CARE - 20.2%
Biotechnology - 1.2%
Alkermes, Inc. (a)	772,100	12,361,321
Cambridge Antibody Technology Group PLC (a)	1,012,375	16,050,849
Cephalon, Inc. (a)	541,900	24,493,880
Geneprot, Inc. (c)	826,000	9,086,000
Gilead Sciences, Inc. (a)	984,800	32,380,224
ImClone Systems, Inc. (a)	370,047	3,217,559
Millennium Pharmaceuticals, Inc. (a)	1,863,880	22,646,142
Protein Design Labs, Inc. (a)	244,200	2,652,012
		122,887,987
Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	1,406,900	62,536,705
Boston Scientific Corp. (a)	2,202,800	64,586,096
Medtronic, Inc.	3,133,100	134,253,335
St. Jude Medical, Inc. (a)	426,900	31,526,565
Zimmer Holdings, Inc. (a)	949,475	33,858,279
		326,760,980

	Shares	Value (Note 1)
Health Care Providers & Services - 1.5%
McKesson Corp.	2,797,300	$ 91,471,710
Tenet Healthcare Corp. (a)	570,200	40,797,810
UnitedHealth Group, Inc.	278,700	25,514,985
		157,784,505
Pharmaceuticals - 14.4%
Abbott Laboratories	1,956,000	73,643,400
Barr Laboratories, Inc. (a)	70,200	4,459,806
Bristol-Myers Squibb Co.	3,224,600	82,872,220
Elan Corp. PLC sponsored ADR (a)	3,888,350	21,269,275
Eli Lilly & Co.	739,000	41,679,600
Johnson & Johnson	3,849,100	201,153,966
Merck & Co., Inc.	4,324,360	218,985,590
Pfizer, Inc.	15,540,985	543,934,475
Pharmacia Corp.	1,364,300	51,093,035
Schering-Plough Corp.	2,295,400	56,466,840
Wyeth	3,691,300	188,994,560
		1,484,552,767
TOTAL HEALTH CARE		2,091,986,239
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.5%
Boeing Co.	867,190	39,023,550
General Dynamics Corp.	174,100	18,515,535
Lockheed Martin Corp.	1,961,330	136,312,435
Northrop Grumman Corp.	346,400	43,300,000
Precision Castparts Corp.	681,400	22,486,200
		259,637,720
Airlines - 1.6%
AMR Corp. (a)	2,610,600	44,014,716
Continental Airlines, Inc. Class B (a)	1,268,200	20,012,196
Delta Air Lines, Inc.	2,615,500	52,310,000
Northwest Airlines Corp. (a)	1,771,684	21,366,509
UAL Corp.	2,473,600	28,297,984
		166,001,405
Building Products - 0.1%
Masco Corp.	481,600	13,056,176
Commercial Services & Supplies - 3.5%
Automatic Data Processing, Inc.	1,615,400	70,350,670
Cintas Corp.	583,800	28,857,234
Concord EFS, Inc. (a)	2,969,000	89,485,660
First Data Corp.	2,533,600	94,249,920
Herman Miller, Inc.	741,156	15,045,467
Hewitt Associates, Inc. Class A	14,800	344,840
Paychex, Inc.	916,100	28,664,769
Robert Half International, Inc. (a)	964,600	22,475,180
ServiceMaster Co.	1,034,900	14,198,828
		363,672,568
Construction & Engineering - 0.4%
Fluor Corp.	880,410	34,291,970
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Energizer Holdings, Inc. (a)	481,700	$ 13,208,214
Industrial Conglomerates - 3.4%
3M Co.	168,300	20,700,900
General Electric Co.	8,017,640	232,912,442
Tyco International Ltd.	6,680,500	90,253,555
		343,866,897
TOTAL INDUSTRIALS		1,193,734,950
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 2.5%
Brocade Communications System, Inc. (a)	1,278,600	22,349,928
Cisco Systems, Inc. (a)	11,493,320	160,331,814
Emulex Corp. (a)	149,500	3,365,245
Harris Corp.	459,800	16,663,152
Motorola, Inc.	3,938,500	56,793,170
		259,503,309
Computers & Peripherals - 2.9%
Dell Computer Corp. (a)	5,178,700	135,371,218
EMC Corp. (a)	5,431,100	41,004,805
International Business Machines Corp.	721,970	51,981,840
Network Appliance, Inc. (a)	2,753,600	34,254,784
Sun Microsystems, Inc. (a)	8,450,200	42,335,502
		304,948,149
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	2,515,160	59,483,534
Amphenol Corp. Class A (a)	680,900	24,512,400
AU Optronics Corp. sponsored ADR	1,330,400	11,055,624
PerkinElmer, Inc.	1,001,000	11,061,050
Sanmina-SCI Corp. (a)	2,524,700	15,930,857
Waters Corp. (a)	1,080,400	28,846,680
		150,890,145
Internet Software & Services - 0.8%
Overture Services, Inc. (a)	1,149,471	28,713,786
Yahoo!, Inc. (a)	3,537,300	52,210,548
		80,924,334
Semiconductor Equipment & Products - 11.5%
Advanced Micro Devices, Inc. (a)	4,868,200	47,318,904
Agere Systems, Inc.:
Class A (a)	11,303,645	15,825,103
Class B (a)	1,780,509	2,670,764
Altera Corp. (a)	1,658,580	22,556,688
Analog Devices, Inc. (a)	2,119,200	62,940,240
Applied Materials, Inc. (a)	1,968,700	37,444,674
ASML Holding NV (NY Shares) (a)	4,140,287	62,601,139
California Micro Devices Corp. (a)	2,689	13,660
Chartered Semiconductor Manufacturing Ltd. ADR (a)	2,142,600	42,873,426

	Shares	Value (Note 1)
Integrated Circuit Systems, Inc. (a)	1,287,800	$ 26,000,682
Integrated Device Technology, Inc. (a)	1,134,500	20,579,830
Intel Corp.	15,409,700	281,535,219
Intersil Corp. Class A (a)	2,454,856	52,484,821
KLA-Tencor Corp. (a)	1,227,720	54,007,403
LAM Research Corp. (a)	1,874,200	33,698,116
Lattice Semiconductor Corp. (a)	1,380,800	12,068,192
Micron Technology, Inc. (a)	2,756,300	55,732,386
National Semiconductor Corp. (a)	1,323,700	38,612,329
Novellus Systems, Inc. (a)	820,200	27,886,800
NVIDIA Corp. (a)	970,380	16,671,128
PMC-Sierra, Inc. (a)	766,900	7,109,163
QLogic Corp. (a)	524,437	19,981,050
Semtech Corp. (a)	861,900	23,012,730
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,238,532	42,100,916
Teradyne, Inc. (a)	1,811,200	42,563,200
Texas Instruments, Inc.	3,744,450	88,743,465
United Microelectronics Corp. sponsored ADR	4,689,300	34,466,355
Vitesse Semiconductor Corp. (a)	2,013,700	6,262,607
Xilinx, Inc. (a)	712,900	15,990,347
		1,193,751,337
Software - 8.9%
Compuware Corp. (a)	2,381,904	14,458,157
Electronic Arts, Inc. (a)	841,384	55,573,413
Microsoft Corp. (a)	11,765,623	643,579,576
Network Associates, Inc. (a)	516,900	9,960,663
Oracle Corp. (a)	6,305,370	59,711,854
Red Hat, Inc. (a)	3,011,979	17,680,317
Symantec Corp. (a)	448,200	14,723,370
Synopsys, Inc. (a)	1,362,181	74,661,141
VERITAS Software Corp. (a)	1,432,431	28,347,809
		918,696,300
TOTAL INFORMATION TECHNOLOGY		2,908,713,574
MATERIALS - 0.8%
Chemicals - 0.5%
Lyondell Chemical Co.	3,010,600	45,460,060
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,019,300	14,005,182
Metals & Mining - 0.2%
Arch Coal, Inc.	486,200	11,041,602
Massey Energy Corp.	805,400	10,228,580
		21,270,182
TOTAL MATERIALS		80,735,424
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T Corp.	1,938,400	$ 20,740,880
KT Corp. sponsored ADR	1,090,400	23,607,160
Qwest Communications International, Inc.	8,967,600	25,109,280
TeraBeam Networks (c)	60,800	15,200
Time Warner Telecom, Inc. Class A (a)	1,451,100	2,437,848
		71,910,368
Wireless Telecommunication Services - 0.2%
SK Telecom Co. Ltd. sponsored ADR	554,500	13,746,055
Vodafone Group PLC	7,006,011	9,563,211
		23,309,266
TOTAL TELECOMMUNICATION SERVICES		95,219,634
UTILITIES - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	5,891,100	31,929,762
TOTAL COMMON STOCKS (Cost $10,487,678,636)		10,305,742,121
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c) (Cost $1,528,257)	88,646	88,646
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 1.89% (b)	81,749,496	81,749,496
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	119,264,882	119,264,882
TOTAL MONEY MARKET FUNDS (Cost $201,014,378)		201,014,378
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $10,690,221,271)	10,506,845,145
NET OTHER ASSETS - (1.7)%	(174,017,513)
NET ASSETS - 100%	$10,332,827,632
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 1,528,257
Geneprot, Inc.	7/7/00	$ 4,543,000
TeraBeam Networks	4/7/00	$ 228,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $5,936,005,943 and $6,333,830,032, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $3,701,217, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $545,069 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,189,846 or 0.1% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were out-standing amounted to $28,209,396. The weighted average interest rate was 1.87%. At period end there were no interfund loans outstanding.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $10,861,681,460. Net unrealized depreciation aggregated $354,836,315, of which $1,466,729,472 related to appreciated investment securities and $1,821,565,787 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $2,090,079,000 all of which will expire on December 31, 2009.

Growth Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $108,824,652) (cost $10,690,221,271) - See accompanying schedule		$ 10,506,845,145
Foreign currency held at value (cost $157,766)		158,031
Receivable for investments sold		95,307,830
Receivable for fund shares sold		4,195,312
Dividends receivable		8,007,220
Interest receivable		43,598
Other receivables		956,304
Total assets		10,615,513,440
Liabilities
Payable to custodian bank	$ 46,936
Payable for investments purchased	141,047,488
Payable for fund shares redeemed	16,519,086
Accrued management fee	5,245,265
Distribution fees payable	162,140
Other payables and accrued expenses	400,011
Collateral on securities loaned, at value	119,264,882
Total liabilities		282,685,808
Net Assets		$ 10,332,827,632
Net Assets consist of:
Paid in capital		$ 13,307,463,937
Undistributed net investment income		1,561,051
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,792,829,327)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(183,368,029)
Net Assets		$ 10,332,827,632
Initial Class: Net Asset Value, offering price and redemption price per share ($8,789,519,602 ÷ 324,545,627 shares)		$ 27.08
Service Class: Net Asset Value, offering price and redemption price per share ($1,323,866,965 ÷ 49,052,884 shares)		$ 26.99
Service Class 2: Net Asset Value, offering price and redemption price per share ($219,354,581 ÷ 8,168,279 shares)		$ 26.85
Service Class 2R: Net Asset Value, offering price and redemption price per share ($86,484 ÷ 3,221 shares)		$ 26.85

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 41,401,167
Interest		470,065
Security lending		553,750
Total income		42,424,982
Expenses
Management fee	$ 35,830,483
Transfer agent fees	4,102,192
Distribution fees	1,052,014
Accounting and security lending fees	501,973
Non-interested trustees' compensation	37,513
Custodian fees and expenses	117,397
Registration fees	5,778
Audit	38,323
Legal	60,446
Interest	65,740
Miscellaneous	245,588
Total expenses before reductions	42,057,447
Expense reductions	(2,995,610)	39,061,837
Net investment income (loss)		3,363,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(621,641,228)
Foreign currency transactions	160,005
Total net realized gain (loss)		(621,481,223)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,897,711,900)
Assets and liabilities in foreign currencies	(6,161)
Total change in net unrealized appreciation (depreciation)		(1,897,718,061)
Net gain (loss)		(2,519,199,284)
Net increase (decrease) in net assets resulting from operations		$ (2,515,836,139)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,363,145	$ 25,955,845
Net realized gain (loss)	(621,481,223)	(2,008,980,783)
Change in net unrealized appreciation (depreciation)	(1,897,718,061)	(1,103,298,763)
Net increase (decrease) in net assets resulting from operations	(2,515,836,139)	(3,086,323,701)
Distributions to shareholders from net investment income	(25,839,894)	(10,651,148)
Distributions to shareholders from net realized gain	-	(1,124,534,087)
Total distributions	(25,839,894)	(1,135,185,235)
Share transactions - net increase (decrease)	(431,389,021)	105,985,623
Total increase (decrease) in net assets	(2,973,065,054)	(4,115,523,313)
Net Assets
Beginning of period	13,305,892,686	17,421,415,999
End of period (including undistributed net investment income of $1,561,051 and undistributed net investment income of $24,523,436, respectively)	$ 10,332,827,632	$ 13,305,892,686
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2	Service Class 2R A
Sold	14,326,418	4,566,332	3,843,134	3,221
Reinvested	745,326	62,377	7,951	-
Redeemed	(31,450,879)	(5,032,053)	(1,426,025)	-
Net increase (decrease)	(16,379,135)	(403,344)	2,425,060	3,221
Dollar s
Sold	$ 458,501,180	$ 145,619,022	$ 120,625,461	$ 100,000
Reinvested	23,619,367	1,970,483	250,044	-
Redeemed	(981,230,058)	(155,660,915)	(45,183,605)	-
Net increase (decrease)	$ (499,109,511)	$ (8,071,410)	$ 75,691,900	$ 100,000

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2	Service Class 2R A
Sold	39,041,869	13,312,909	5,569,506	-
Reinvested	24,560,455	3,016,784	119,736	-
Redeemed	(78,112,878)	(9,325,901)	(1,260,574)	-
Net increase (decrease)	(14,510,554)	7,003,792	4,428,668	-
Dollars
Sold	$ 1,384,695,642	$ 479,702,662	$ 192,198,699	-
Reinvested	1,006,978,664	123,326,141	4,880,430	-
Redeemed	(2,719,903,391)	(324,004,271)	(41,888,953)	-
Net increase (decrease)	$ (328,229,085)	$ 279,024,532	$ 155,190,176	-

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 23,619,367	$ 1,970,483	$ 250,044	$ -
From net realized gain	-	-	-	-
Total	$ 23,619,367	$ 1,970,483	$ 250,044	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 10,599,775	$ -	$ 51,373	$ -
From net realized gain	996,378,889	123,326,141	4,829,057	-
Total	$ 1,006,978,664	$ 123,326,141	$ 4,880,430	$ -

A Commencement of sale of shares April 24, 2002.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14
Income from Investment Operations
Net investment income (loss) E	.01	.07	.03	.07	.08	.20
Net realized and unrealized gain (loss)	(6.47)	(7.27)	(5.27)	15.10	12.85	6.91
Total from investment operations	(6.46)	(7.20)	(5.24)	15.17	12.93	7.11
Distributions from net investment income	(.07)	(.03)	(.06)	(.08)	(.19)	(.21)
Distributions from net realized gain	-	(2.82)	(5.97)	(5.03)	(4.97)	(.94)
Total distributions	(.07)	(2.85)	(6.03)	(5.11)	(5.16)	(1.15)
Net asset value, end of period	$ 27.08	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10
Total Return B, C, D	(19.25)%	(17.67)%	(10.96)%	37.44%	39.49%	23.48%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.68%	.65%	.66%	.68%	.69%
Expenses net of voluntary waivers, if any	.67% A	.68%	.65%	.66%	.68%	.69%
Expenses net of all reductions	.62% A	.65%	.64%	.65%	.66%	.67%
Net investment income (loss)	.07% A	.19%	.07%	.14%	.21%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,789,520	$ 11,458,659	$ 15,517,271	$ 17,142,411	$ 11,243,824	$ 7,727,132
Portfolio turnover rate	97% A	105%	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09	$ 36.92
Income from Investment Operations
Net investment income (loss) E	-	.03	(.02)	.02	.06	.03
Net realized and unrealized gain (loss)	(6.45)	(7.24)	(5.25)	15.07	12.83	.14
Total from investment operations	(6.45)	(7.21)	(5.27)	15.09	12.89	.17
Distributions from net investment income	(.04)	-	(.05)	(.08)	(.19)	-
Distributions from net realized gain	-	(2.82)	(5.97)	(5.03)	(4.97)	-
Total distributions	(.04)	(2.82)	(6.02)	(5.11)	(5.16)	-
Net asset value, end of period	$ 26.99	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Total Return B, C, D	(19.28)%	(17.74)%	(11.05)%	37.29%	39.38%	.46%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A	.78%	.76%	.77%	.80%	.79% A
Expenses net of voluntary waivers, if any	.78% A	.78%	.76%	.77%	.80%	.79% A
Expenses net of all reductions	.73% A	.75%	.74%	.75%	.75%	.77% A
Net investment income (loss)	(.03)% A	.09%	(.04)%	.04%	.15%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,323,867	$ 1,655,758	$ 1,847,051	$ 916,330	$ 136,142	$ 2,015
Portfolio turnover rate	97% A	105%	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 33.34	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	(.09)
Net realized and unrealized gain (loss)	(6.42)	(7.22)	(3.86)
Total from investment operations	(6.45)	(7.24)	(3.95)
Distributions from net investment income	(.04)	(.03)	(.05)
Distributions from net realized gain	-	(2.82)	(5.97)
Total distributions	(.04)	(2.85)	(6.02)
Net asset value, end of period	$ 26.85	$ 33.34	$ 43.43
Total Return B, C, D	(19.36)%	(17.87)%	(8.88)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.93%	.91% A
Expenses net of voluntary waivers, if any	.94% A	.93%	.91% A
Expenses net of all reductions	.89% A	.90%	.90% A
Net investment income (loss)	(.19)% A	(.06)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,355	$ 191,475	$ 57,095
Portfolio turnover rate	97% A	105%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 31.05
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	(4.19)
Total from investment operations	(4.20)
Net asset value, end of period	$ 26.85
Total Return B, C, D	(13.53)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A
Expenses net of voluntary waivers, if any	.94% A
Expenses net of all reductions	.89% A
Net investment income (loss)	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86
Portfolio turnover rate	97% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: High Income Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: High Income - Initial Class	-9.09%	-5.86%	3.25%
ML High Yield Master II	-4.36%	1.14%	6.28%
Variable Annuity High Current Yield Funds Average	-3.78%	-0.10%	5.32%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity high current yield funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 79 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: High Income Portfolio - Initial Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $13,773 - a 37.73% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,384 - an 83.84% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Mark Notkin, Portfolio Manager of Fidelity VIP High Income Portfolio

Q. How did the fund perform, Mark?

A. For the six-month period that ended June 30, 2002, the fund surpassed the performance of its benchmark, the Merrill Lynch High Yield Master II Index, which returned -5.37%. However, the fund fell short of the -3.54% return of its peers, as measured by the Lipper Inc. variable annuity high current yield funds average. For the 12-month period that ended June 30, 2002, the fund underperformed both the Merrill Lynch index, which lost 4.36%, and the Lipper average, which declined 3.78%.

Q. Why did the fund's six-month performance beat the Merrill Lynch index but lag the Lipper peer group?

A. Most of the fund's outperformance relative to its benchmark came from owning less of certain poor-performing telecommunications securities, such as WorldCom and Qwest Communications. Both of these companies were hit hard by revelations of improper accounting practices. My decision to underweight these particular investments, along with strong security selection in the cable television sector, helped us beat the Merrill Lynch index. Despite picking good telecommunications and cable credits, however, the fund remained somewhat overweighted in those sectors - a decision that hurt performance relative to the fund's Lipper peer group.

Q. What was your overall management strategy, given the challenging environment for high-yield investing?

A. Managing the fund's risk was my primary goal, and I was fairly comfortable with the way the portfolio was positioned. Throughout the period, I kept sector weightings within a reasonable margin of the Merrill Lynch index, as I believed that future outperformance would be driven by superior security selection. Another way I sought to reduce risk was to continue to increase the fund's overall credit quality.

Q. What were some of the securities that most helped fund results?

A. Investments in the publishing and printing sector were helpful. A position in American Color Graphics, one of the largest commercial offset printers in the U.S., especially helped. Nervous high-yield investors have recently been seeking solid, stable issuers. With a strong balance sheet and solid business fundamentals, American Color Graphics fit the bill and performed well. So did fund holdings in a couple of mining companies, Phelps Dodge and Freeport-McMoRan, which were favored because of their hard assets and good balance sheets. Finally, an investment in DaVita helped the fund's total return. DaVita, a security we sold before the end of the period and one of the largest U.S. providers of dialysis services to kidney patients, continued to generate healthy financial results.

Q. Did any of your investments disappoint?

A. Yes, unfortunately. Concerns about fraudulent accounting were rampant during the period, and the fund was hurt by some of the affected companies - though, as I mentioned, less than the benchmark was. Late in June, WorldCom announced that it improperly recorded $3.8 billion of expenses. Investors responded by immediately unloading its bonds. Adelphia Communications, a large cable television operator and fund holding, also allegedly committed multiple instances of accounting fraud, leading to the company's eventual bankruptcy. Adelphia was not in the portfolio as of the end of the period. Adelphia's problems spread to other cable providers, even those whose accounting was not suspect. One example was fund holding Cablevision, which provides cable services in the New York City area. In addition to "guilt by association," investors were wary of the company's relatively high debt load. There were other disappointments in the fund not related to accounting problems. For example, Nextel, a wireless communications service provider, was a victim of investors' recent negative attitude toward the wireless industry - even though, in my opinion, the company continued to execute its business strategy quite well. Similarly, Broadwing, a voice and data communications provider, was hurt by the ongoing malaise in the telecom industry.

Q. What's your outlook, Mark?

A. I think the next six months are likely to be challenging for high-yield investing, with fears about corporate accounting continuing to take center stage. My focus will remain on high-yield securities with good liquidity, issued by companies with tangible assets and strong balance sheets. I'll likely shy away from companies that need a lot of external funding to continue operating. As important as it is to choose high-yield investments that may go up, I think it's just as important to avoid investments with a higher-than-average risk of going way, way down.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: high current income, while also considering growth of capital, by normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities

Start date: September 19, 1985

Size: as of June 30, 2002, more than $1.2 billion

Manager: Mark Notkin, since 2001; joined Fidelity in 1994

3

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investment Summary

Top Five Holdings as of June 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets
Nextel Communications, Inc.	2.7
EchoStar DBS Corp.	1.8
Allied Waste North America, Inc.	1.8
CSC Holdings, Inc.	1.7
American Color Graphics, Inc.	1.7
9.7
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Telecommunications	11.2
Cable TV	8.8
Healthcare	8.3
Gaming	6.4
Energy	6.3
Quality Diversification as of June 30, 2002
% of fund's investments
Aaa, Aa, A	0.8
Baa	7.1
Ba	27.2
B	48.1
Caa, Ca, C	9.1
D	0.0
Not Rated	2.3

Table excludes short-term investments. Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.7%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 3.8%
Cable TV - 0.5%
EchoStar Communications Corp. 4.875% 1/1/07 (g)	Caa1	$ 7,975,000	$ 6,085,922
Healthcare - 0.8%
Total Renal Care Holdings:
7% 5/15/09 (g)	B2	1,370,000	1,341,744
7% 5/15/09	B2	9,120,000	8,931,900
			10,273,644
Technology - 1.5%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	26,120,000	11,064,432
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	6,550,000	3,733,500
0% 11/20/20	Ba3	8,380,000	3,917,650
			18,715,582
Telecommunications - 1.0%
Nextel Communications, Inc.:
5.25% 1/15/10	B3	20,570,000	8,717,566
6% 6/1/11 (g)	B3	5,463,000	2,451,794
6% 6/1/11	B3	4,759,000	2,135,839
			13,305,199
TOTAL CONVERTIBLE BONDS			48,380,347
Nonconvertible Bonds - 87.9%
Aerospace - 1.4%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	10,955,000	11,393,200
L-3 Communications Corp. 7.625% 6/15/12 (g)	Ba3	5,050,000	5,050,000
Transdigm, Inc. 10.375% 12/1/08 (g)	B3	1,270,000	1,301,750
			17,744,950
Air Transportation - 1.6%
American Airlines pass thru trust certificate 7.8% 4/1/08	A	6,050,000	6,065,125
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3	2,435,827	2,272,945
6.9% 1/2/17	Baa3	895,387	831,756
Delta Air Lines, Inc.:
pass thru trust certificate 10.06% 1/2/16	Ba1	1,260,000	1,184,400
8.3% 12/15/29	Ba3	6,105,000	4,395,600
8.54% 1/2/07	Ba1	817,295	768,257
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	1,526,426	1,480,053
7.575% 3/1/19	A3	1,227,367	1,253,878

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
7.691% 4/1/17	Baa2	$ 240,000	$ 235,320
8.304% 9/1/10	Ba2	1,544,844	1,459,878
			19,947,212
Automotive - 3.1%
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3	5,510,000	5,890,190
Dana Corp. 10.125% 3/15/10 (g)	Ba3	5,760,000	5,904,000
Dura Operating Corp. 8.625% 4/15/12 (g)	B1	4,340,000	4,340,000
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (g)	B3	2,240,000	2,284,800
Lear Corp.:
7.96% 5/15/05	Ba1	920,000	943,000
8.11% 5/15/09	Ba1	4,000,000	4,120,000
Stoneridge, Inc. 11.5% 5/1/12 (g)	B2	1,360,000	1,383,800
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	13,810,000	14,362,400
			39,228,190
Broadcasting - 2.8%
Chancellor Media Corp.:
8% 11/1/08	Ba1	4,220,000	4,177,800
8.125% 12/15/07	Ba2	1,430,000	1,415,700
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	2,640,000	2,620,200
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	6,780,000	6,881,700
Radio One, Inc. 8.875% 7/1/11	B3	20,970,000	20,970,000
			36,065,400
Building Materials - 0.1%
American Standard, Inc. 7.375% 2/1/08	Ba2	1,180,000	1,203,600
Cable TV - 8.3%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	7,220,000	4,837,400
9.625% 11/15/09	B2	660,000	445,500
10% 4/1/09	B2	2,390,000	1,649,100
10% 5/15/11	B2	12,230,000	8,194,100
10.75% 10/1/09	B2	2,440,000	1,683,600
11.125% 1/15/11	B2	5,670,000	3,969,000
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	24,260,000	19,408,000
7.625% 7/15/18	Ba2	1,837,000	1,451,230
7.875% 2/15/18	Ba2	680,000	523,600
Diamond Cable Communications PLC yankee 13.25% 9/30/04 (d)	Ca	6,435,000	1,608,750
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
Echostar Broadband Corp. 10.375% 10/1/07	B1	$ 11,775,000	$ 11,304,000
EchoStar DBS Corp.:
9.125% 1/15/09 (g)	B1	6,400,000	5,856,000
9.375% 2/1/09	B1	18,065,000	16,800,450
International Cabletel, Inc. 11.5% 2/1/06 (d)	Ca	25,540,000	7,662,000
NTL Communications Corp.:
0% 10/1/08 (d)(e)	Ca	935,000	243,100
11.5% 10/1/08 (d)	Ca	4,490,000	1,347,000
NTL, Inc. 0% 4/1/08 (d)(e)	Ca	1,185,000	319,950
PanAmSat Corp.:
6.125% 1/15/05	Ba2	2,340,000	2,129,400
6.375% 1/15/08	Ba2	3,540,000	3,292,200
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (e)	Caa1	16,665,000	4,166,250
12.375% 8/1/06	B3	1,410,000	740,250
Telewest Communications PLC:
9.875% 2/1/10	Caa3	320,000	128,000
11.25% 11/1/08	Caa3	2,920,000	1,168,000
Telewest PLC yankee:
9.625% 10/1/06	Caa3	7,325,000	2,930,000
11% 10/1/07	Caa3	9,620,000	3,896,100
			105,752,980
Capital Goods - 1.1%
AGCO Corp. 9.5% 5/1/08	Ba3	1,020,000	1,081,200
Kansas City Southern Railway Co.:
7.5% 6/15/09 (g)	Ba2	7,225,000	7,225,000
9.5% 10/1/08	Ba2	590,000	637,200
Tyco International Group SA yankee 6.375% 10/15/11	Ba2	7,180,000	5,496,362
			14,439,762
Chemicals - 2.2%
Compass Minerals Group, Inc. 10% 8/15/11	B3	4,800,000	5,040,000
Huntsman International LLC 9.875% 3/1/09 (g)	B3	3,830,000	3,849,150
JohnsonDiversey, Inc. 9.625% 5/15/12 (g)	B2	4,845,000	5,063,025
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	2,480,000	2,306,400
9.625% 5/1/07	Ba3	2,830,000	2,688,500
9.875% 5/1/07	Ba3	1,775,000	1,695,125
OM Group, Inc. 9.25% 12/15/11	B3	7,745,000	7,977,350
			28,619,550

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Consumer Products - 1.5%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	$ 1,110,000	$ 1,137,750
9.4% 12/1/02 (f)	Ba2	330,000	333,300
10% 11/1/08	Ba3	1,880,000	2,171,400
Quaker State Corp. 6.625% 10/15/05	Ba2	2,590,000	2,661,225
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	1,650,000	1,155,000
9% 11/1/06	Caa3	2,430,000	1,701,000
12% 12/1/05	Caa1	6,830,000	6,761,700
Sealy Mattress Co. 9.875% 12/15/07	B3	3,325,000	3,358,250
			19,279,625
Containers - 2.4%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	8,335,000	8,376,675
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	7,300,000	6,971,500
7.35% 5/15/08	B3	440,000	396,000
7.5% 5/15/10	B3	640,000	580,800
7.8% 5/15/18	B3	480,000	412,800
7.85% 5/15/04	B3	2,510,000	2,453,525
8.1% 5/15/07	B3	6,000,000	5,610,000
Sealed Air Corp.:
6.95% 5/15/09 (g)	Baa3	4,960,000	4,414,400
8.75% 7/1/08 (g)	Baa3	1,700,000	1,759,500
			30,975,200
Diversified Financial Services - 0.5%
Delta Air Lines, Inc. pass thru trust certificate 7.92% 5/18/12	Baa1	2,865,000	2,967,913
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 9.125% 1/15/11 (g)	B1	1,760,000	1,689,600
Northwest Airlines pass thru trust certificate 7.248% 7/2/14	Ba2	2,152,479	1,826,594
			6,484,107
Diversified Media - 2.7%
Corus Entertainment, Inc. 8.75% 3/1/12	B1	11,725,000	11,900,875
Entravision Communications Corp. 8.125% 3/15/09 (g)	B3	7,890,000	7,929,450
Lamar Media Corp. 8.625% 9/15/07	Ba3	320,000	328,000
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Diversified Media - continued
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	$ 5,015,000	$ 5,015,000
Penton Media, Inc. 11.875% 10/1/07 (g)	B3	10,160,000	8,737,600
			33,910,925
Electric Utilities - 3.8%
AES Corp.:
8.75% 6/15/08	Ba3	970,000	601,400
8.875% 2/15/11	Ba3	2,510,000	1,531,100
9.375% 9/15/10	Ba3	11,525,000	7,145,500
9.5% 6/1/09	Ba3	370,000	240,500
CMS Energy Corp. 9.875% 10/15/07	B3	9,700,000	7,275,000
Edison International 6.875% 9/15/04	B3	2,455,000	2,234,050
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	3,625,000	3,552,500
6.25% 3/1/04	B3	2,875,000	2,760,000
8.375% 5/1/25	B3	1,390,000	1,396,950
9.625% 11/1/05 (g)	Caa2	3,010,000	3,010,000
Sierra Pacific Power Co. 8% 6/1/08	Ba2	1,890,000	1,795,500
Southern California Edison Co. 7.625% 1/15/10	Ba3	4,530,000	4,122,300
Western Resources, Inc.:
7.875% 5/1/07 (g)	Ba1	6,330,000	6,282,525
9.75% 5/1/07 (g)	Ba2	7,140,000	6,854,400
			48,801,725
Energy - 6.3%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	4,620,000	4,620,000
Canadian Forest Oil Ltd. 8.75% 9/15/07	B1	4,420,000	4,464,200
Chesapeake Energy Corp.:
8.125% 4/1/11	B1	14,110,000	13,933,625
8.375% 11/1/08	B1	4,240,000	4,208,200
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	755,000	596,450
DI Industries, Inc. 8.875% 7/1/07	B1	2,095,000	2,136,900
Encore Acquisition Co. 8.375% 6/15/12 (g)	B2	1,825,000	1,825,000
Forest Oil Corp. 8% 12/15/11	Ba3	3,450,000	3,450,000
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	3,220,000	3,356,850
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	1,700,000	1,738,250
Luscar Coal Ltd. 9.75% 10/15/11	Ba3	3,770,000	4,033,900

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (g)	B2	$ 2,060,000	$ 2,132,100
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	485,000	363,750
Plains Exploration & Production Co. LP 8.75% 7/1/12 (g)	-	5,050,000	4,967,988
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2	5,000,000	5,162,500
Series D, 10.25% 3/15/06	B2	6,615,000	6,829,988
Series F, 10.25% 3/15/06	B2	1,770,000	1,814,250
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	1,070,000	995,100
8.625% 2/15/08	Baa3	3,335,000	3,168,250
SESI LLC 8.875% 5/15/11	B1	390,000	393,900
Trico Marine Services, Inc. 8.875% 5/15/12 (g)	B2	2,410,000	2,391,925
Vintage Petroleum, Inc. 8.25% 5/1/12 (g)	Ba3	8,145,000	8,022,825
			80,605,951
Entertainment/Film - 1.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	4,915,000	4,865,850
9.5% 2/1/11	Caa3	3,685,000	3,648,150
Cinemark USA, Inc. 8.5% 8/1/08	Caa2	8,515,000	8,046,675
Regal Cinemas Corp. 9.375% 2/1/12 (g)	B3	7,620,000	7,924,800
			24,485,475
Environmental - 1.8%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	8,310,000	7,977,600
7.875% 1/1/09	Ba3	2,553,000	2,457,263
8.5% 12/1/08	Ba3	9,090,000	8,908,200
8.875% 4/1/08	Ba3	3,080,000	3,049,200
			22,392,263
Food and Drug Retail - 0.5%
Pathmark Stores, Inc. 8.75% 2/1/12	B2	2,030,000	2,070,600
Rite Aid Corp.:
6.125% 12/15/08 (g)	Caa3	3,500,000	2,065,000
6.875% 8/15/13	Caa3	2,500,000	1,525,000
7.7% 2/15/27	Caa3	350,000	206,500
			5,867,100
Food/Beverage/Tobacco - 1.7%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	3,550,000	3,692,000
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	1,360,000	1,407,600
Corn Products International, Inc. 8.25% 7/15/07 (h)	Ba1	6,660,000	6,592,867
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Dean Foods Co.:
6.625% 5/15/09	B1	$ 220,000	$ 209,000
6.9% 10/15/17	B1	2,010,000	1,728,600
8.15% 8/1/07	B1	4,075,000	4,176,875
Del Monte Corp. 9.25% 5/15/11	B3	3,315,000	3,447,600
Michael Foods, Inc. 11.75% 4/1/11	B2	330,000	363,000
			21,617,542
Gaming - 6.4%
Argosy Gaming Co. 9% 9/1/11	B2	5,290,000	5,422,250
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	4,873,000	5,116,650
Harrah's Operating Co., Inc. 7.5% 1/15/09	Baa3	3,000,000	3,097,500
Horseshoe Gaming LLC 8.625% 5/15/09	B2	14,079,000	14,149,395
International Game Technology 8.375% 5/15/09	Ba1	3,550,000	3,727,500
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	2,030,000	2,146,725
Mirage Resorts, Inc.:
6.625% 2/1/05	Ba1	930,000	922,662
7.25% 10/15/06	Ba1	230,000	228,624
Penn National Gaming, Inc. 8.875% 3/15/10	B3	9,945,000	9,845,550
Station Casinos, Inc. 8.375% 2/15/08	B1	19,545,000	19,984,763
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	6,655,000	6,771,463
8.875% 8/15/11 (g)	B2	4,240,000	4,314,200
yankee 8.625% 12/15/07	B2	2,970,000	3,036,825
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	3,110,000	3,203,300
			81,967,407
Healthcare - 7.3%
aaiPharma, Inc. 11% 4/1/10 (g)	Caa1	6,310,000	5,868,300
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	4,100,000	4,038,500
11.625% 12/1/06	B2	3,505,000	3,908,075
Alderwoods Group, Inc. 11% 1/2/07	-	10,881,000	10,935,405
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	1,620,000	1,668,600
Biovail Corp. 7.875% 4/1/10	B2	12,095,000	11,671,675

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	$ 3,660,000	$ 3,733,200
HealthSouth Corp.:
7.625% 6/1/12 (g)	Ba1	1,380,000	1,352,400
8.375% 10/1/11	Ba1	5,520,000	5,768,400
8.5% 2/1/08	Ba1	2,220,000	2,275,500
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (d)	-	11,630,000	1,163
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (g)	Ba3	5,500,000	5,390,000
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (g)	B3	5,330,000	5,383,300
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	7,900,000	8,137,000
Service Corp. International (SCI):
6% 12/15/05	B1	5,000,000	4,500,000
7.2% 6/1/06	B1	1,000,000	940,000
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	3,250,000	3,607,500
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (g)	B2	820,000	820,000
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	460,000	506,000
Triad Hospitals, Inc. 8.75% 5/1/09	B1	8,940,000	9,387,000
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	3,455,000	3,593,200
			93,485,218
Homebuilding/Real Estate - 3.2%
Beazer Homes USA, Inc. 8.625% 5/15/11	Ba2	4,915,000	4,988,725
Champion Enterprises, Inc. 11.25% 4/15/07 (g)	B2	1,695,000	1,423,800
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (g)	Ba3	6,245,000	6,307,450
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1	1,470,000	1,422,225
8% 2/1/09	Ba1	3,630,000	3,575,550
Del Webb Corp. 9.375% 5/1/09	Ba1	2,000,000	2,100,000
Lennar Corp. 9.95% 5/1/10	Ba1	3,040,000	3,389,600
LNR Property Corp. 10.5% 1/15/09	Ba3	3,340,000	3,440,200
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09 (g)	B1	820,000	828,200
Pulte Homes, Inc. 7.875% 8/1/11	Baa3	2,000,000	2,099,400
Ryland Group, Inc. 9.125% 6/15/11	Ba3	5,000,000	5,300,000
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Standard Pacific Corp. 9.25% 4/15/12	Ba3	$ 2,295,000	$ 2,295,000
WCI Communities, Inc. 10.625% 2/15/11	B1	3,150,000	3,307,500
			40,477,650
Hotels - 0.7%
Host Marriott LP 8.375% 2/15/06	Ba3	3,490,000	3,455,100
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	5,000,000	5,100,000
			8,555,100
Leisure - 2.2%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	11,000,000	11,330,000
Premier Parks, Inc. 0% 4/1/08 (e)	B2	1,000,000	966,250
Six Flags, Inc.:
8.875% 2/1/10	B2	7,000,000	7,000,000
9.5% 2/1/09	B2	3,500,000	3,570,000
The Hockey Co. 11.25% 4/15/09 (g)	B2	5,320,000	5,320,000
			28,186,250
Metals/Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	7,675,000	7,387,188
7.5% 11/15/06	B3	1,880,000	1,701,400
Joy Global, Inc. 8.75% 3/15/12	B2	1,585,000	1,616,700
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	7,540,000	7,728,500
			18,433,788
Paper - 2.5%
Fort James Corp. 6.875% 9/15/07	Ba1	940,000	888,300
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	360,000	351,000
8.125% 5/15/11	Ba1	1,170,000	1,123,200
Mail-Well I Corp. 9.625% 3/15/12 (g)	B1	4,460,000	4,504,600
Packaging Corp. of America 9.625% 4/1/09	Ba2	9,000,000	9,675,000
Riverwood International Corp. 10.625% 8/1/07	B3	6,270,000	6,520,800
Stone Container Corp.:
8.375% 7/1/12 (g)	B2	3,350,000	3,375,125
9.75% 2/1/11	B2	4,525,000	4,841,750
World Color Press, Inc. 8.375% 11/15/08	Baa2	350,000	360,500
			31,640,275

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Publishing/Printing - 3.6%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	$ 21,340,000	$ 21,286,645
American Media Operations, Inc. 10.25% 5/1/09	B2	5,170,000	5,428,500
CanWest Media, Inc. 10.625% 5/15/11	B2	3,180,000	3,180,000
World Color Press, Inc. 7.75% 2/15/09	Baa2	4,855,000	4,855,000
Yell Finance BV:
0% 8/1/11 (e)	B2	2,160,000	1,474,200
10.75% 8/1/11	B2	8,500,000	9,222,500
			45,446,845
Railroad - 1.1%
TFM SA de CV:
10.25% 6/15/07	B1	4,670,000	4,354,775
11.75% 6/15/09	B1	10,180,000	9,594,650
			13,949,425
Restaurants - 1.7%
Domino's, Inc. 10.375% 1/15/09	B2	5,130,000	5,514,750
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	15,730,000	16,713,125
			22,227,875
Services - 0.7%
Iron Mountain, Inc.:
8.25% 7/1/11	B2	520,000	520,000
8.625% 4/1/13	B2	1,560,000	1,587,300
8.75% 9/30/09	B2	4,630,000	4,711,025
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	755,000	760,663
Pierce Leahy Corp. 9.125% 7/15/07	B2	1,800,000	1,863,000
			9,441,988
Shipping - 0.4%
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	2,310,000	1,940,400
10.25% 11/15/06	B2	4,980,000	3,585,600
			5,526,000
Steels - 0.9%
AK Steel Corp.:
7.75% 6/15/12 (g)	B1	6,410,000	6,377,950
7.875% 2/15/09	B1	2,180,000	2,169,100
9.125% 12/15/06	B1	2,620,000	2,744,450
			11,291,500
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Technology - 2.7%
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	$ 960,000	$ 1,012,800
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	1,830,000	1,894,050
10.5% 2/1/09	B2	1,840,000	1,941,200
Fisher Scientific International, Inc. 8.125% 5/1/12 (g)	B3	2,310,000	2,292,675
Flextronics International Ltd. 9.875% 7/1/10	Ba2	6,730,000	6,965,550
Micron Technology, Inc. 6.5% 9/30/05 (j)	Ba2	10,000,000	8,900,000
Seagate Technology HDD Holdings 8% 5/15/09 (g)	Ba2	3,850,000	3,830,750
Solectron Corp. 9.625% 2/15/09	Ba3	3,000,000	2,730,000
Xerox Corp. 9.75% 1/15/09 (g)	B1	5,545,000	4,546,900
			34,113,925
Telecommunications - 9.4%
AXXENT, Inc. 15% 12/30/04 (d)(j)	-	17,227,552	516,827
Crown Castle International Corp.:
9.375% 8/1/11	B3	8,600,000	5,418,000
9.5% 8/1/11	B3	700,000	437,500
10.75% 8/1/11	B3	2,835,000	1,828,575
Dobson Communications Corp. 10.875% 7/1/10	B3	1,220,000	793,000
Millicom International Cellular SA 13.5% 6/1/06	Caa1	9,650,000	3,377,500
Nextel Communications, Inc.:
9.375% 11/15/09	B3	18,070,000	9,035,000
9.5% 2/1/11	B3	10,400,000	5,044,000
12% 11/1/08	B3	2,495,000	1,497,000
Orange PLC yankee 9% 6/1/09	Baa3	7,700,000	6,699,000
Orbital Imaging Corp.:
Series B 11.625% 3/1/05 (d)	-	7,110,000	1,350,900
Series D 11.625% 3/1/05 (d)	-	3,680,000	699,200
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	670,000	659,950
PTC International Finance BV 0% 7/1/07 (e)	B1	3,940,000	3,979,400

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
PTC International Finance II SA 11.25% 12/1/09	B1	$ 11,000,000	$ 11,110,000
Qwest Corp. 8.875% 3/15/12 (g)	Baa3	15,390,000	13,697,100
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	3,335,000	2,234,450
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	5,790,000	3,879,300
Satelites Mexicanos SA de CV 3.36% 6/30/04 (g)(i)	B1	12,567,000	11,310,300
SpectraSite Holdings, Inc.:
0% 4/15/09 (e)	Caa3	11,240,000	2,922,400
0% 3/15/10 (e)	Caa3	1,410,000	366,600
10.75% 3/15/10	Caa3	9,960,000	4,382,400
12.5% 11/15/10	Caa3	2,435,000	1,095,750
TeleCorp PCS, Inc. 0% 4/15/09 (e)	Baa2	2,723,000	2,178,400
Tritel PCS, Inc. 0% 5/15/09 (e)	Baa2	4,815,000	3,852,000
U.S. West Communications 7.2% 11/1/04	Baa3	6,870,000	6,114,300
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa2	2,637,000	1,925,010
10.375% 11/15/09	Baa2	7,558,000	7,104,520
WorldCom, Inc.:
6.4% 8/15/05 (d)	Ca	5,455,000	900,075
6.5% 5/15/04 (d)	Ca	940,000	155,100
7.375% 1/15/06 (d)(g)	CCC-	755,000	124,575
7.5% 5/15/11 (d)	Ca	21,785,000	3,594,525
8% 5/16/06 (d)	Ca	4,925,000	812,625
8.25% 5/15/31 (d)	Ca	10,915,000	1,800,975
			120,896,257
TOTAL NONCONVERTIBLE BONDS			1,123,061,060
TOTAL CORPORATE BONDS (Cost $1,293,274,118)			1,171,441,407
Commercial Mortgage Securities - 1.4%

Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 11/17/13 (g)	Ba1	4,750,000	3,566,953
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9628% 4/25/21 (i)	Caa1	1,526,100	1,358,229
Meritor Mortgage Security Corp. Series 1987-1 Class B, 9.4% 2/1/10 (g)	-	1,350,000	98,685
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.5222% 11/18/31 (g)(i)	Ba1	4,500,000	3,956,133
Commercial Mortgage Securities - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30 (g)	BB	$ 4,500,000	$ 3,739,219
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (g)	BB+	2,553,000	1,926,318
Structured Asset Securities Corp.:
Series 1994-C1 Class F, 6.87% 8/25/26	A	1,707,728	1,710,930
Series 1995-C1 Class F, 7.375% 9/25/24 (g)	-	2,000,000	1,992,500
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,754,283)			18,348,967
Common Stocks - 0.1%
	Shares
Automotive - 0.0%
Insilco Corp. warrants 8/15/07 (a)	7,380	74
Capital Goods - 0.0%
Tokheim Corp. (a)	135,835	40,751
Diversified Financial Services - 0.0%
Delta Financial Corp. warrants 12/21/10 (a)	14,310	143
Delta Funding Residual Exchange Co. LLC Class A (membership interest) (a)	1,350	243,000
Delta Funding Residual Management, Inc. (a)	1,350	14
ECM Corp. LP (a)(g)	3,000	258,000
		501,157
Healthcare - 0.0%
Wright Medical Technology, Inc. warrants 6/30/03 (a)	3,212	32
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group, Inc.:
Class A (j)	79,800	1
Class B (j)	19,817	0
		1
Hotels - 0.0%
MOA Hospitality, Inc.	3,000	12,000
Technology - 0.0%
Ampex Corp. Class A (a)	9,600	18,720
Telecommunications - 0.0%
AXXENT, Inc. Class B (a)	448,319	11,827
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B	48,889	941,113
TOTAL COMMON STOCKS (Cost $13,328,107)		1,525,675
Nonconvertible Preferred Stocks - 2.2%
	Shares	Value (Note 1)
Diversified Financial Services - 0.7%
American Annuity Group Capital Trust II $88.75	8,910	$ 8,500,140
Delta Financial Corp. Series A, $10.00	1,350	27,000
		8,527,140
Healthcare - 0.2%
Fresenius Medical Care Capital Trust II $78.75	2,625	2,432,966
Homebuilding/Real Estate - 0.5%
Swerdlow Real Estate Group, Inc.:
junior (j)	19,817	0
mezzanine (j)	79,800	1
senior (j)	79,800	6,299,276
		6,299,277
Technology - 0.0%
Ampex Corp. 8% non-cumulative	338	527,280
Telecommunications - 0.8%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	15,265	3,053,000
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	629	182,410
Series E, $111.25 pay-in-kind	28,695	6,599,850
XO Communications, Inc. $7.00 pay-in-kind	18	0
		9,835,260
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $57,325,548)		27,621,923
Floating Rate Loans - 0.4%
Ratings (unaudited) (b)		Principal Amount
Automotive - 0.4%
Accuride Corp. Tranche B term loan 5.6875% 1/23/06 (i) (Cost $4,183,097)	-	$ 4,617,037	4,340,015
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 1.89% (c) (Cost $36,168,070)	36,168,070	$ 36,168,070
Cash Equivalents - 0.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02 (Cost $3,044,000)	$ 3,044,445	$ 3,044,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,424,077,223)		1,262,490,057
NET OTHER ASSETS - 1.2%		14,779,892
NET ASSETS - 100%		$ 1,277,269,949
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $233,126,206 or 18.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AXXENT, Inc. 15% 12/30/04	12/31/97 - 12/31/00	$ 16,468,192
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 10/7/99	$ 7,794,500
Swerdlow Real Estate Group, Inc. Class A	1/15/99	$ 11,132
Swerdlow Real Estate Group, Inc. Class B	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. junior	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. mezzanine	1/15/99	$ 78,520
Swerdlow Real Estate Group, Inc. senior	1/15/99	$ 7,618,828
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $737,898,948 and $753,706,693, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,454 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,716,105 or 1.2% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,340,015 or 0.4% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $9,219,000. The weighted average interest rate was 1.88%. At period end there were no interfund loans outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.0%
Canada	4.1
Mexico	2.4
Luxembourg	1.6
United Kingdom	1.2
Netherlands	1.1
Marshall Islands	1.1
Bahamas (Nassau)	1.0
Others (individually less than 1%)	0.5
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,414,109,413. Net unrealized depreciation aggregated $151,619,356, of which $29,800,714 related to appreciated investment securities and $181,420,070 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $1,229,518,000 of which $78,331,000, $378,633,000 and $772,554,000 will expire on December 31, 2007, 2008 and 2009, respectively.

High Income Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,044,000) (cost $ 1,424,077,223) - See accompanying schedule		$ 1,262,490,057
Cash		468,350
Receivable for investments sold		18,711,199
Receivable for fund shares sold		194,252
Interest receivable		29,264,548
Total assets		1,311,128,406
Liabilities
Payable for investments purchased Regular delivery	$ 19,311,396
Delayed delivery	11,607,867
Payable for fund shares redeemed	2,154,802
Accrued management fee	617,071
Distribution fees payable	22,768
Other payables and accrued expenses	144,553
Total liabilities		33,858,457
Net Assets		$ 1,277,269,949
Net Assets consist of:
Paid in capital		$ 2,620,360,731
Undistributed net investment income		116,648,219
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,298,151,894)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(161,587,107)
Net Assets		$ 1,277,269,949
Initial Class: Net Asset Value, offering price and redemption price per share ($1,042,292,173 ÷ 190,275,938 shares)		$ 5.48
Service Class: Net Asset Value, offering price and redemption price per share ($213,331,886 ÷ 39,102,051 shares)		$ 5.46
Service Class 2: Net Asset Value, offering price and redemption price per share ($21,645,890 ÷ 3,991,130 shares)		$ 5.42

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 3,652,033
Interest		66,748,502
Total income		70,400,535
Expenses
Management fee	$ 4,155,374
Transfer agent fees	512,712
Distribution fees	143,425
Accounting fees and expenses	220,732
Non-interested trustees' compensation	2,512
Custodian fees and expenses	23,452
Registration fees	402
Audit	24,885
Legal	5,290
Interest	2,403
Miscellaneous	40,883
Total expenses before reductions	5,132,070
Expense reductions	(7,548)	5,124,522
Net investment income (loss)		65,276,013
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(71,451,183)
Foreign currency transactions	(76)
Total net realized gain (loss)		(71,451,259)
Change in net unrealized appreciation (depreciation) on: Investment securities	(53,977,359)
Assets and liabilities in foreign currencies	134
Total change in net unrealized appreciation (depreciation)		(53,977,225)
Net gain (loss)		(125,428,484)
Net increase (decrease) in net assets resulting from operations		$ (60,152,471)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,276,013	$ 195,916,081
Net realized gain (loss)	(71,451,259)	(848,680,562)
Change in net unrealized appreciation (depreciation)	(53,977,225)	459,973,759
Net increase (decrease) in net assets resulting from operations	(60,152,471)	(192,790,722)
Distributions to shareholders from net investment income	(146,986,706)	(225,311,206)
Share transactions - net increase (decrease)	32,611,967	170,357,427
Total increase (decrease) in net assets	(174,527,210)	(247,744,501)
Net Assets
Beginning of period	1,451,797,159	1,699,541,660
End of period (including undistributed net investment income of $116,648,219 and undistributed net investment income of $265,180,350, respectively)	$ 1,277,269,949	$ 1,451,797,159
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	69,980,857	12,354,217	2,111,839
Reinvested	21,420,774	4,185,869	334,654
Redeemed	(88,553,322)	(14,120,157)	(1,052,345)
Net increase (decrease)	2,848,309	2,419,929	1,394,148
Dollars
Sold	$ 413,488,480	$ 72,269,274	$ 12,283,826
Reinvested	121,455,787	23,650,162	1,880,757
Redeemed	(523,444,711)	(82,896,736)	(6,074,872)
Net increase (decrease)	$ 11,499,556	$ 13,022,700	$ 8,089,711

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	144,472,534	28,397,679	2,198,430
Reinvested	24,517,471	3,882,761	94,413
Redeemed	(160,943,304)	(23,505,039)	(278,883)
Net increase (decrease)	8,046,701	8,775,401	2,013,960
Dollars
Sold	$ 1,039,766,530	$ 203,316,935	$ 15,105,054
Reinvested	193,933,192	30,634,983	743,031
Redeemed	(1,145,326,697)	(165,986,997)	(1,828,604)
Net increase (decrease)	$ 88,373,025	$ 67,964,921	$ 14,019,481

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 121,455,786	$ 23,650,162	$ 1,880,758
From net realized gain	-	-	-
Total	$ 121,455,786	$ 23,650,162	$ 1,880,758

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 193,933,192	$ 30,634,983	$ 743,031
From net realized gain	-	-	-
Total	$ 193,933,192	$ 30,634,983	$ 743,031

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 6.410	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520
Income from Investment Operations
Net investment income (loss) E	.264	.849 G	1.123	1.095	1.111	1.124
Net realized and unrealized gain (loss)	(.524)	(1.619) G	(3.513)	(.195)	(1.591)	.936
Total from investment operations	(.260)	(.770)	(2.390)	.900	(.480)	2.060
Distributions from net investment income	(.670)	(1.000)	(.750)	(1.075)	(.970)	(.890)
Distributions from net realized gain	-	-	-	(.030)	(.600)	(.110)
Distributions in excess of net realized gain	-	-	-	(.005)	-	-
Total distributions	(.670)	(1.000)	(.750)	(1.110)	(1.570)	(1.000)
Net asset value, end of period	$ 5.480	$ 6.410	$ 8.180	$ 11.320	$ 11.530	$ 13.580
Total ReturnB, C, D	(4.41)%	(11.73)%	(22.54)%	8.25%	(4.33)%	17.67%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69% A	.71%	.68%	.69%	.70%	.71%
Expenses net of voluntary waivers, if any	.69% A	.71%	.68%	.69%	.70%	.71%
Expenses net of all reductions	.69% A	.70%	.68%	.69%	.70%	.71%
Net investment income (loss)	9.07% A	12.08% G	11.38%	9.80%	9.14%	8.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,042,292	$ 1,201,085	$ 1,467,250	$ 2,257,610	$ 2,348,954	$ 2,329,516
Portfolio turnover rate	110% A	138%	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.380	$ 8.150	$ 11.290	$ 11.520	$ 13.570	$ 13.380
Income from Investment Operations
Net investment income (loss) E	.260	.833 H	1.102	1.074	1.082	.203
Net realized and unrealized gain (loss)	(.510)	(1.613) H	(3.502)	(.194)	(1.562)	(.013)
Total from investment operations	(.250)	(.780)	(2.400)	.880	(.480)	.190
Distributions from net investment income	(.670)	(.990)	(.740)	(1.075)	(.970)	-
Distributions from net realized gain	-	-	-	(.030)	(.600)	-
Distributions in excess of net realized gain	-	-	-	(.005)	-	-
Total distributions	(.670)	(.990)	(.740)	(1.110)	(1.570)	-
Net asset value, end of period	$ 5.460	$ 6.380	$ 8.150	$ 11.290	$ 11.520	$ 13.570
Total ReturnB, C, D	(4.27)%	(11.90)%	(22.68)%	8.08%	(4.34)%	1.42%
Ratios to Average Net AssetsG
Expenses before expense reductions	.79% A	.81%	.78%	.79%	.82%	.81%A
Expenses net of voluntary waivers, if any	.79% A	.81%	.78%	.79%	.82%	.81%A
Expenses net of all reductions	.79% A	.81%	.78%	.79%	.82%	.80%A
Net investment income (loss)	8.97% A	11.97% H	11.28%	9.69%	9.51%	10.75%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,332	$ 234,204	$ 227,549	$ 253,972	$ 129,587	$ 2,919
Portfolio turnover rate	110% A	138%	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.360	$ 8.130	$ 11.140
Income from Investment Operations
Net investment income (loss) E	.252	.788 H	.936
Net realized and unrealized gain (loss)	(.522)	(1.568) H	(3.206)
Total from investment operations	(.270)	(.780)	(2.270)
Distributions from net investment income	(.670)	(.990)	(.740)
Net asset value, end of period	$ 5.420	$ 6.360	$ 8.130
Total ReturnB, C, D	(4.62)%	(11.93)%	(21.83)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96% A	.98%	1.01%A
Expenses net of voluntary waivers, if any	.96% A	.98%	1.01%A
Expenses net of all reductions	.96% A	.98%	1.01%A
Net investment income (loss)	8.80% A	11.81% H	11.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,646	$ 16,508	$ 4,742
Portfolio turnover rate	110% A	138%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Index 500 - Initial Class	-18.39%	3.37%	11.09%
S&P 500 ®	-17.99%	3.66%	11.42%
Variable Annuity S&P 500 Index Objective Funds Average	-18.35%	3.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity S&P 500 average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 49 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Index 500 Portfolio - Initial Class on August 27, 1992, when the fund started. As the chart shows, by June 30, 2002 the value of the investment would have grown to $28,177 - a 181.77% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $28,998 - a 189.98% increase.

The variable annuity S&P 500 average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity S&P 500 were -18.35% and 3.40%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Patrick Cannon, who oversees the Index 500 Portfolio's investment management personnel as Managing Director for Deutsche Asset Management, Inc., sub-adviser of the fund

Q. How did the fund perform, Patrick?

A. For the six-month period that ended June 30, 2002, the fund's performance was in line with the Standard & Poor's 500 Index and the variable annuity S&P 500 index objective funds average measured by Lipper Inc., which returned -13.16% and -13.38%, respectively. For the 12-month period that ended June 30, 2002, fund performance closely tracked the -17.99% return of the S&P 500 and the fund's peer group return of -18.35%.

Q. What were some of the major factors depressing stock prices during the period?

A. As the reporting period ended, the S&P 500 fell below 1,000 - a level not seen since the market plunged last fall. Two primary factors hurt stock performance. The first was a steady drumbeat of disappointing earnings reports that sent stocks lower. Second, each day seemingly brought reports of new accounting scandals at some of the country's largest corporations. Upon learning of improper accounting practices at WorldCom, Tyco International, Xerox and other companies, investors began to worry whether more revelations were to come. Ironically, stock prices were falling across the board even as the economy was turning in unexpectedly strong performance. The accumulated effects of 11 interest rate reductions during 2001 helped generate growth by making it cheaper for businesses to borrow and invest capital. Due in part to the continued low interest-rate environment, the U.S. economy grew by 6.1% during the first three months of 2002, the largest jump in more than two years.

Q. What stocks added the most to the fund's returns?

A. In an environment where markets moved sharply lower, few stocks in the S&P 500 enjoyed positive results. Two that did, beverage giant Coca-Cola and consumer products manufacturer Procter & Gamble, were successful because they provided steady results despite the uncertain investing environment. In the energy sector, Exxon Mobil and Royal Dutch Petroleum, the parent company of Shell, also were strong performers, thanks in part to higher oil and gas prices.

Q. What were some of the fund's weakest-performing stocks?

A. With accounting concerns front and center during the past six months, some of the most disappointing performers were those companies that had to answer questions about their financial statements. General Electric, which made up the largest average position size in the S&P 500, encountered difficulty when investors grew concerned about its complex financial reporting and whether that complexity was masking potential problems. Tyco International, meanwhile, hurt performance nearly as much as GE did, even though its average weighting in the index was only about one-sixth that of GE's. Tyco's stock fell sharply throughout the period, first on accounting questions, then, late in the period when its CEO resigned abruptly before being indicted on sales-tax fraud. A couple of leading technology stocks, IBM and Intel, continued to follow the overall tech market downward during the past six months, while media conglomerate AOL Time Warner also weighed down the index. The company fell short of overly optimistic estimates for earnings growth, and investors punished the stock accordingly.

Q. What's your outlook, Patrick?

A. At the beginning of the year, stock analysts noted that 60 years had passed since the Standard & Poor's 500 Index last declined for three consecutive years. Unfortunately, as we pass the halfway point of 2002, and with the S&P 500 down more than 13 percent, a third year of losses is becoming increasingly conceivable. As tough an environment as it's been for stock investors, I believe there are still a number of favorable signs on the horizon - starting with continued U.S. economic growth. I mentioned earlier that the economy grew at a surprisingly strong pace during the first quarter of 2002. Recent data indicate that growth, albeit slower, may be reported for the second quarter as well. While no one knows when the stock market may turn around, investors may respond favorably to sustained resilience in the U.S. economy. We're all eager for a rise in stock prices. Until that day comes, I believe it's more important than ever for shareholders to follow their financial plans and continue to own a broadly diversified portfolio of investments.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to provide returns that correspond to those of the S&P 500 index

Start date: August 27, 1992

Size: as of June 30, 2002, more than $2.9 billion

Manager: Deutsche Asset Management, Inc., since 1997

3

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investment Summary

Top Ten Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	3.3
General Electric Co.	3.2
Exxon Mobil Corp.	3.0
Wal-Mart Stores, Inc.	2.7
Pfizer, Inc.	2.4
Citigroup, Inc.	2.2
American International Group, Inc.	1.9
Johnson & Johnson	1.7
The Coca-Cola Co.	1.5
International Business Machines Corp.	1.4
23.3
Market Sectors as of June 30, 2002
% of fund's net assets
Financials	19.7
Information Technology	13.9
Health Care	13.7
Consumer Discretionary	13.5
Industrials	11.0
Consumer Staples	9.9
Energy	7.5
Telecommunication Services	4.0
Materials	3.2
Utilities	3.1

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	23,593	$ 484,836
Dana Corp.	48,308	895,147
Delphi Corp.	182,109	2,403,839
Goodyear Tire & Rubber Co.	52,541	983,042
Johnson Controls, Inc.	28,497	2,325,640
TRW, Inc.	41,527	2,366,208
Visteon Corp.	42,361	601,526
		10,060,238
Automobiles - 0.8%
Ford Motor Co.	588,748	9,419,968
General Motors Corp.	180,609	9,653,551
Harley-Davidson, Inc.	98,469	5,048,506
		24,122,025
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	190,640	5,278,822
Darden Restaurants, Inc.	57,226	1,413,482
Harrah's Entertainment, Inc. (a)	36,717	1,628,399
Hilton Hotels Corp.	120,799	1,679,106
International Game Technology (a)	28,895	1,638,347
Marriott International, Inc. Class A	78,946	3,003,895
McDonald's Corp.	418,925	11,918,416
Starbucks Corp. (a)	124,562	3,095,366
Starwood Hotels & Resorts Worldwide, Inc. unit	64,785	2,130,779
Wendys International, Inc.	34,093	1,357,924
Yum! Brands, Inc. (a)	95,052	2,780,271
		35,924,807
Household Durables - 0.6%
American Greetings Corp. Class A	21,229	353,675
Black & Decker Corp.	26,559	1,280,144
Centex Corp.	20,046	1,158,458
Fortune Brands, Inc.	48,355	2,707,880
KB Home	15,098	777,698
Leggett & Platt, Inc.	63,884	1,494,886
Maytag Corp.	24,965	1,064,757
Newell Rubbermaid, Inc.	86,782	3,042,577
Pulte Homes, Inc.	18,632	1,070,967
Snap-On, Inc.	19,143	568,356
The Stanley Works	27,553	1,129,949
Tupperware Corp.	18,852	391,933
Whirlpool Corp.	21,726	1,420,011
		16,461,291
Leisure Equipment & Products - 0.2%
Brunswick Corp.	28,560	799,680
Eastman Kodak Co.	94,935	2,769,254
Hasbro, Inc.	56,174	761,719
Mattel, Inc.	140,312	2,957,777
		7,288,430

	Shares	Value (Note 1)
Media - 3.5%
AOL Time Warner, Inc. (a)	1,439,239	$ 21,171,206
Clear Channel Communications, Inc. (a)	193,645	6,200,513
Comcast Corp. Class A (special) (a)	309,098	7,368,896
Dow Jones & Co., Inc.	27,807	1,347,249
Gannett Co., Inc.	86,391	6,557,077
Interpublic Group of Companies, Inc.	122,786	3,040,181
Knight-Ridder, Inc.	24,163	1,521,061
McGraw-Hill Companies, Inc.	63,236	3,775,189
Meredith Corp.	16,454	631,011
Omnicom Group, Inc.	60,379	2,765,358
The New York Times Co. Class A	49,434	2,545,851
TMP Worldwide, Inc. (a)	35,960	773,140
Tribune Co.	97,321	4,233,464
Univision Communications, Inc. Class A (a)	68,676	2,156,426
Viacom, Inc. Class B (non-vtg.) (a)	572,270	25,391,620
Walt Disney Co.	665,117	12,570,711
		102,048,953
Multiline Retail - 4.2%
Big Lots, Inc. (a)	37,210	732,293
Costco Wholesale Corp. (a)	147,385	5,692,009
Dillard's, Inc. Class A	27,362	719,347
Dollar General Corp.	108,533	2,065,383
Family Dollar Stores, Inc.	56,213	1,981,508
Federated Department Stores, Inc. (a)	62,636	2,486,649
JCPenney Co., Inc.	86,261	1,899,467
Kohls Corp. (a)	109,056	7,642,644
Nordstrom, Inc.	43,881	993,905
Sears, Roebuck & Co.	102,027	5,540,066
Target Corp.	293,894	11,197,361
The May Department Stores Co.	95,617	3,148,668
Wal-Mart Stores, Inc.	1,439,450	79,184,145
		123,283,445
Specialty Retail - 2.4%
AutoZone, Inc. (a)	35,058	2,709,983
Bed Bath & Beyond, Inc. (a)	95,086	3,588,546
Best Buy Co., Inc. (a)	103,802	3,768,013
Circuit City Stores, Inc. - Circuit City Group	68,291	1,280,456
Gap, Inc.	281,939	4,003,534
Home Depot, Inc.	762,466	28,005,376
Limited Brands, Inc.	139,913	2,980,147
Lowe's Companies, Inc.	252,302	11,454,511
Office Depot, Inc. (a)	97,633	1,640,234
RadioShack Corp.	58,964	1,772,458
Sherwin-Williams Co.	50,212	1,502,845
Staples, Inc. (a)	151,252	2,979,664
Tiffany & Co., Inc.	47,772	1,681,574
TJX Companies, Inc.	183,936	3,606,985
Toys 'R' Us, Inc. (a)	64,841	1,132,772
		72,107,098
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc. (a)	37,767	$ 1,416,263
Liz Claiborne, Inc.	34,600	1,100,280
NIKE, Inc. Class B	87,512	4,695,019
Reebok International Ltd. (a)	19,525	575,988
VF Corp.	36,321	1,424,146
		9,211,696
TOTAL CONSUMER DISCRETIONARY		400,507,983
CONSUMER STAPLES - 9.9%
Beverages - 3.2%
Adolph Coors Co. Class B	11,743	731,589
Anheuser-Busch Companies, Inc.	283,660	14,183,000
Brown-Forman Corp. Class B (non-vtg.)	22,303	1,538,907
Coca-Cola Enterprises, Inc.	144,643	3,193,717
Pepsi Bottling Group, Inc.	92,720	2,855,776
PepsiCo, Inc.	568,810	27,416,642
The Coca-Cola Co.	803,744	45,009,664
		94,929,295
Food & Drug Retailing - 1.3%
Albertson's, Inc.	132,099	4,023,736
CVS Corp.	127,752	3,909,211
Kroger Co. (a)	260,199	5,177,960
Safeway, Inc. (a)	156,363	4,564,236
SUPERVALU, Inc.	43,044	1,055,869
Sysco Corp.	216,210	5,885,236
Walgreen Co.	332,831	12,857,262
Winn-Dixie Stores, Inc.	45,705	712,541
		38,186,051
Food Products - 1.7%
Archer-Daniels-Midland Co.	212,852	2,722,377
Campbell Soup Co.	133,161	3,683,233
ConAgra Foods, Inc.	174,680	4,829,902
General Mills, Inc.	118,808	5,237,057
H.J. Heinz Co.	113,806	4,677,427
Hershey Foods Corp.	44,117	2,757,313
Kellogg Co.	132,177	4,739,867
Sara Lee Corp.	256,308	5,290,197
Unilever NV (NY Shares)	185,871	12,044,441
Wm. Wrigley Jr. Co.	73,252	4,054,498
		50,036,312
Household Products - 2.0%
Clorox Co.	75,662	3,128,624
Colgate-Palmolive Co.	179,349	8,976,417
Kimberly-Clark Corp.	167,893	10,409,366
Procter & Gamble Co.	421,436	37,634,235
		60,148,642
Personal Products - 0.6%
Alberto-Culver Co. Class B	18,540	886,212

	Shares	Value (Note 1)
Avon Products, Inc.	76,817	$ 4,012,920
Gillette Co.	343,108	11,621,068
		16,520,200
Tobacco - 1.1%
Philip Morris Companies, Inc.	692,425	30,245,124
UST, Inc.	54,474	1,852,116
		32,097,240
TOTAL CONSUMER STAPLES		291,917,740
ENERGY - 7.5%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	109,154	3,633,737
BJ Services Co. (a)	50,900	1,724,492
Halliburton Co.	139,577	2,224,857
Nabors Industries Ltd. (a)	45,817	1,617,340
Noble Corp. (a)	42,960	1,658,256
Rowan Companies, Inc.	30,501	654,246
Schlumberger Ltd. (NY Shares)	187,390	8,713,635
Transocean, Inc.	103,670	3,229,321
		23,455,884
Oil & Gas - 6.7%
Amerada Hess Corp.	29,054	2,396,955
Anadarko Petroleum Corp.	81,203	4,003,308
Apache Corp.	44,848	2,577,863
Ashland, Inc.	22,575	914,288
Burlington Resources, Inc.	65,658	2,495,004
ChevronTexaco Corp.	345,418	30,569,493
Conoco, Inc.	204,071	5,673,174
Devon Energy Corp.	50,810	2,503,917
EOG Resources, Inc.	37,901	1,504,670
Exxon Mobil Corp.	2,194,770	89,809,988
Kerr-McGee Corp.	32,010	1,714,136
Marathon Oil Corp.	101,168	2,743,676
Occidental Petroleum Corp.	121,105	3,631,939
Phillips Petroleum Co.	124,210	7,313,485
Royal Dutch Petroleum Co. (NY Shares)	687,389	37,991,990
Sunoco, Inc.	24,783	883,018
Unocal Corp.	79,742	2,945,669
		199,672,573
TOTAL ENERGY		223,128,457
FINANCIALS - 19.7%
Banks - 7.3%
AmSouth Bancorp.	119,346	2,670,963
Bank of America Corp.	498,098	35,046,175
Bank of New York Co., Inc.	240,032	8,101,080
Bank One Corp.	379,923	14,619,437
BB&T Corp.	143,353	5,533,426
Charter One Financial, Inc.	72,723	2,500,217
Comerica, Inc.	58,213	3,574,278
Fifth Third Bancorp	189,844	12,653,103
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
First Tennessee National Corp.	41,700	$ 1,597,110
FleetBoston Financial Corp.	339,898	10,995,700
Golden West Financial Corp.	51,253	3,525,181
Huntington Bancshares, Inc.	82,403	1,600,266
KeyCorp	138,346	3,776,846
Marshall & Ilsley Corp.	69,800	2,158,914
Mellon Financial Corp.	144,126	4,529,880
National City Corp.	196,595	6,536,784
Northern Trust Corp.	72,597	3,198,624
PNC Financial Services Group, Inc.	94,023	4,915,522
Regions Financial Corp.	74,164	2,606,865
SouthTrust Corp.	110,968	2,898,484
SunTrust Banks, Inc.	94,133	6,374,687
Synovus Financial Corp.	94,665	2,605,181
U.S. Bancorp, Delaware	621,319	14,507,799
Union Planters Corp.	67,141	2,173,354
Wachovia Corp.	442,910	16,910,304
Washington Mutual, Inc.	313,105	11,619,327
Wells Fargo & Co.	551,510	27,608,591
Zions Bancorp	30,100	1,568,210
		216,406,308
Diversified Financials - 7.5%
AMBAC Financial Group, Inc.	34,387	2,310,806
American Express Co.	430,413	15,632,600
Bear Stearns Companies, Inc.	32,459	1,986,491
Capital One Financial Corp.	67,950	4,148,348
Charles Schwab Corp.	444,354	4,976,765
Citigroup, Inc.	1,665,648	64,543,860
Countrywide Credit Industries, Inc.	38,370	1,851,353
Fannie Mae	323,031	23,823,536
Franklin Resources, Inc.	84,988	3,623,888
Freddie Mac	226,402	13,855,802
Household International, Inc.	149,388	7,424,584
J.P. Morgan Chase & Co.	641,979	21,775,928
Lehman Brothers Holdings, Inc.	79,436	4,966,339
MBNA Corp.	277,820	9,187,507
Merrill Lynch & Co., Inc.	273,758	11,087,199
Moody's Corp.	50,749	2,524,763
Morgan Stanley	358,122	15,427,896
Providian Financial Corp.	94,426	555,225
SLM Corp.	51,194	4,960,699
State Street Corp.	105,934	4,735,250
Stilwell Financial, Inc.	71,919	1,308,926
T. Rowe Price Group, Inc.	40,080	1,317,830
		222,025,595
Insurance - 4.6%
ACE Ltd.	84,600	2,673,360
AFLAC, Inc.	170,174	5,445,568
Allstate Corp.	231,990	8,578,990
American International Group, Inc.	845,536	57,690,921

	Shares	Value (Note 1)
Aon Corp.	85,448	$ 2,519,007
Cincinnati Financial Corp.	52,469	2,441,383
Conseco, Inc. (a)	109,141	218,282
Hartford Financial Services Group, Inc.	79,853	4,748,858
Jefferson-Pilot Corp.	49,088	2,307,136
John Hancock Financial Services, Inc.	97,067	3,416,758
Lincoln National Corp.	61,764	2,594,088
Loews Corp.	62,445	3,308,961
Marsh & McLennan Companies, Inc.	89,583	8,653,718
MBIA, Inc.	48,416	2,736,956
MetLife, Inc.	228,228	6,572,966
MGIC Investment Corp.	34,967	2,370,763
Progressive Corp.	71,680	4,146,688
SAFECO Corp.	41,776	1,290,461
St. Paul Companies, Inc.	67,590	2,630,603
The Chubb Corp.	55,269	3,913,045
Torchmark Corp.	40,433	1,544,541
UnumProvident Corp.	78,852	2,006,783
XL Capital Ltd. Class A	43,200	3,659,040
		135,468,876
Real Estate - 0.3%
Equity Office Properties Trust	137,700	4,144,770
Equity Residential Properties Trust (SBI)	87,800	2,524,250
Plum Creek Timber Co., Inc.	59,400	1,823,580
Simon Property Group, Inc.	42,400	1,562,016
		10,054,616
TOTAL FINANCIALS		583,955,395
HEALTH CARE - 13.7%
Biotechnology - 0.9%
Amgen, Inc. (a)	322,068	13,488,208
Biogen, Inc. (a)	48,173	1,995,807
Chiron Corp. (a)	61,719	2,181,767
Genzyme Corp. - General Division (a)	68,700	1,321,788
Immunex Corp. (a)	209,500	4,680,230
MedImmune, Inc. (a)	80,684	2,130,058
		25,797,858
Health Care Equipment & Supplies - 1.6%
Applera Corp. - Applied Biosystems Group	69,304	1,350,735
Bausch & Lomb, Inc.	17,427	589,904
Baxter International, Inc.	191,956	8,532,444
Becton, Dickinson & Co.	84,060	2,895,867
Biomet, Inc.	87,788	2,380,811
Boston Scientific Corp. (a)	131,169	3,845,875
C.R. Bard, Inc.	16,572	937,644
Guidant Corp. (a)	99,070	2,994,886
Medtronic, Inc.	393,578	16,864,817
St. Jude Medical, Inc. (a)	28,022	2,069,425
Stryker Corp.	63,905	3,419,557
Zimmer Holdings, Inc. (a)	63,057	2,248,613
		48,130,578
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 1.9%
Aetna, Inc.	47,165	$ 2,262,505
AmerisourceBergen Corp.	33,831	2,571,156
Cardinal Health, Inc.	146,524	8,998,039
CIGNA Corp.	45,532	4,435,727
HCA, Inc.	169,233	8,038,568
Health Management Associates, Inc. Class A (a)	80,700	1,626,105
HealthSouth Corp. (a)	127,827	1,634,907
Humana, Inc. (a)	55,655	869,888
IMS Health, Inc.	96,074	1,724,528
Manor Care, Inc. (a)	36,019	828,437
McKesson Corp.	94,219	3,080,961
Quintiles Transnational Corp. (a)	38,879	485,599
Tenet Healthcare Corp. (a)	106,989	7,655,063
UnitedHealth Group, Inc.	100,215	9,174,683
Wellpoint Health Networks, Inc. (a)	41,470	3,226,781
		56,612,947
Pharmaceuticals - 9.3%
Abbott Laboratories	506,798	19,080,945
Allergan, Inc.	42,984	2,869,182
Bristol-Myers Squibb Co.	630,072	16,192,850
Eli Lilly & Co.	365,847	20,633,771
Forest Laboratories, Inc. (a)	57,811	4,093,019
Johnson & Johnson	974,454	50,924,966
King Pharmaceuticals, Inc. (a)	75,079	1,670,508
Merck & Co., Inc.	733,073	37,122,817
Pfizer, Inc.	2,020,876	70,730,660
Pharmacia Corp.	418,465	15,671,514
Schering-Plough Corp.	477,107	11,736,832
Watson Pharmaceuticals, Inc. (a)	34,814	879,750
Wyeth	429,408	21,985,690
		273,592,504
TOTAL HEALTH CARE		404,133,887
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.1%
Boeing Co.	272,836	12,277,620
General Dynamics Corp.	65,872	7,005,487
Goodrich Corp.	33,918	926,640
Honeywell International, Inc.	265,048	9,337,641
Lockheed Martin Corp.	144,535	10,045,183
Northrop Grumman Corp.	34,137	4,267,125
Raytheon Co.	127,632	5,201,004
Rockwell Collins, Inc.	60,648	1,662,968
United Technologies Corp.	154,162	10,467,600
		61,191,268

	Shares	Value (Note 1)
Air Freight & Logistics - 0.2%
FedEx Corp.	96,574	$ 5,157,052
Ryder System, Inc.	19,834	537,303
		5,694,355
Airlines - 0.2%
AMR Corp. (a)	50,299	848,041
Delta Air Lines, Inc.	40,094	801,880
Southwest Airlines Co.	249,273	4,028,252
		5,678,173
Building Products - 0.2%
American Standard Companies, Inc. (a)	23,700	1,779,870
Crane Co.	19,326	490,494
Masco Corp.	149,803	4,061,159
		6,331,523
Commercial Services & Supplies - 2.0%
Allied Waste Industries, Inc. (a)	59,699	573,110
Apollo Group, Inc. Class A (a)	56,500	2,227,230
Automatic Data Processing, Inc.	201,628	8,780,899
Avery Dennison Corp.	35,727	2,241,869
Cendant Corp. (a)	316,117	5,019,938
Cintas Corp.	55,565	2,746,578
Concord EFS, Inc. (a)	166,070	5,005,350
Convergys Corp. (a)	55,939	1,089,692
Deluxe Corp.	21,972	854,491
Equifax, Inc.	47,075	1,271,025
First Data Corp.	248,100	9,229,320
Fiserv, Inc. (a)	61,996	2,275,873
H&R Block, Inc.	60,046	2,771,123
Paychex, Inc.	121,855	3,812,843
Pitney Bowes, Inc.	80,028	3,178,712
R.R. Donnelley & Sons Co.	37,309	1,027,863
Robert Half International, Inc. (a)	57,376	1,336,861
Sabre Holdings Corp. Class A (a)	43,434	1,554,937
Waste Management, Inc.	200,259	5,216,747
		60,214,461
Construction & Engineering - 0.0%
Fluor Corp.	25,516	993,848
McDermott International, Inc. (a)	19,847	160,761
		1,154,609
Electrical Equipment - 0.5%
American Power Conversion Corp. (a)	63,531	802,397
Cooper Industries Ltd.	30,451	1,196,724
Emerson Electric Co.	136,827	7,321,613
Molex, Inc.	63,150	2,117,420
Power-One, Inc. (a)	25,639	159,475
Rockwell Automation, Inc.	59,948	1,197,761
Thomas & Betts Corp.	18,897	351,484
		13,146,874
Industrial Conglomerates - 4.1%
3M Co.	125,975	15,494,925
General Electric Co.	3,216,018	93,425,323
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	46,488	$ 2,180,287
Tyco International Ltd.	651,830	8,806,223
		119,906,758
Machinery - 1.1%
Caterpillar, Inc.	111,679	5,466,687
Cummins, Inc.	13,420	444,202
Danaher Corp.	47,200	3,131,720
Deere & Co.	77,258	3,700,658
Dover Corp.	66,145	2,315,075
Eaton Corp.	22,575	1,642,331
Illinois Tool Works, Inc.	99,473	6,794,006
Ingersoll-Rand Co. Ltd. Class A	55,187	2,519,838
ITT Industries, Inc.	28,917	2,041,540
Navistar International Corp.	19,402	620,864
PACCAR, Inc.	37,447	1,662,272
Pall Corp.	39,676	823,277
Parker Hannifin Corp.	37,904	1,811,432
		32,973,902
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	124,910	3,747,300
CSX Corp.	69,507	2,436,220
Norfolk Southern Corp.	125,665	2,938,048
Union Pacific Corp.	80,749	5,109,797
		14,231,365
Trading Companies & Distributors - 0.1%
Genuine Parts Co.	55,978	1,951,953
W.W. Grainger, Inc.	30,713	1,538,721
		3,490,674
TOTAL INDUSTRIALS		324,013,962
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.0%
ADC Telecommunications, Inc. (a)	272,517	624,064
Andrew Corp. (a)	26,520	395,678
Avaya, Inc. (a)	93,778	464,201
CIENA Corp. (a)	107,100	448,749
Cisco Systems, Inc. (a)	2,369,418	33,053,381
Comverse Technology, Inc. (a)	60,632	561,452
Corning, Inc.	308,559	1,095,384
JDS Uniphase Corp. (a)	443,361	1,183,774
Lucent Technologies, Inc.	1,116,497	1,853,385
Motorola, Inc.	725,524	10,462,056
Nortel Networks Corp.	1,046,446	1,517,343
QUALCOMM, Inc. (a)	250,113	6,875,606
Scientific-Atlanta, Inc.	51,176	841,845
Tellabs, Inc. (a)	133,951	830,496
		60,207,414
Computers & Peripherals - 3.2%
Apple Computer, Inc. (a)	116,016	2,055,804

	Shares	Value (Note 1)
Dell Computer Corp. (a)	840,058	$ 21,959,116
EMC Corp. (a)	724,533	5,470,224
Gateway, Inc. (a)	107,160	475,790
Hewlett-Packard Co.	983,465	15,027,345
International Business Machines Corp.	553,958	39,884,976
Lexmark International, Inc. Class A (a)	42,262	2,299,053
NCR Corp. (a)	31,552	1,091,699
Network Appliance, Inc. (a)	107,714	1,339,962
Palm, Inc. (a)	182,867	321,846
Sun Microsystems, Inc. (a)	1,061,333	5,317,278
		95,243,093
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	151,184	3,575,502
Jabil Circuit, Inc. (a)	62,629	1,322,098
Millipore Corp.	15,535	496,809
PerkinElmer, Inc.	40,200	444,210
Sanmina-SCI Corp. (a)	170,699	1,077,111
Solectron Corp. (a)	267,822	1,647,105
Symbol Technologies, Inc.	74,890	636,565
Tektronix, Inc. (a)	30,119	563,526
Thermo Electron Corp.	57,807	953,816
Waters Corp. (a)	42,500	1,134,750
		11,851,492
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	200,492	2,959,262
IT Consulting & Services - 0.3%
Computer Sciences Corp. (a)	55,569	2,656,198
Electronic Data Systems Corp.	156,362	5,808,848
Unisys Corp. (a)	103,634	932,706
		9,397,752
Office Electronics - 0.1%
Xerox Corp. (a)	236,563	1,648,844
Semiconductor Equipment & Products - 3.3%
Advanced Micro Devices, Inc. (a)	110,491	1,073,973
Agere Systems, Inc.:
Class A (a)	1	1
Class B (a)	1	2
Altera Corp. (a)	125,267	1,703,631
Analog Devices, Inc. (a)	118,127	3,508,372
Applied Materials, Inc. (a)	533,150	10,140,513
Applied Micro Circuits Corp. (a)	97,288	460,172
Broadcom Corp. Class A (a)	85,240	1,495,110
Intel Corp.	2,163,697	39,530,744
KLA-Tencor Corp. (a)	60,856	2,677,055
Linear Technology Corp.	103,138	3,241,627
LSI Logic Corp. (a)	118,770	1,039,238
Maxim Integrated Products, Inc. (a)	105,907	4,059,415
Micron Technology, Inc. (a)	195,170	3,946,337
National Semiconductor Corp. (a)	57,802	1,686,084
Novellus Systems, Inc. (a)	46,587	1,583,958
NVIDIA Corp. (a)	47,000	807,460
PMC-Sierra, Inc. (a)	53,624	497,094
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
QLogic Corp. (a)	30,254	$ 1,152,677
Teradyne, Inc. (a)	57,064	1,341,004
Texas Instruments, Inc.	564,530	13,379,361
Vitesse Semiconductor Corp. (a)	60,471	188,065
Xilinx, Inc. (a)	109,052	2,446,036
		95,957,929
Software - 4.5%
Adobe Systems, Inc.	78,034	2,223,969
Autodesk, Inc.	38,338	507,979
BMC Software, Inc. (a)	79,454	1,318,936
Citrix Systems, Inc. (a)	64,818	391,501
Computer Associates International, Inc.	189,802	3,015,954
Compuware Corp. (a)	120,030	728,582
Intuit, Inc. (a)	69,945	3,477,665
Mercury Interactive Corp. (a)	26,902	617,670
Microsoft Corp. (a)	1,754,235	95,956,652
Novell, Inc. (a)	105,647	339,127
Oracle Corp. (a)	1,791,749	16,967,863
Parametric Technology Corp. (a)	87,820	301,223
PeopleSoft, Inc. (a)	100,362	1,493,387
Rational Software Corp. (a)	64,200	527,082
Siebel Systems, Inc. (a)	152,757	2,172,205
VERITAS Software Corp. (a)	132,023	2,612,735
		132,652,530
TOTAL INFORMATION TECHNOLOGY		409,918,316
MATERIALS - 3.2%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	73,869	3,728,168
Dow Chemical Co.	293,237	10,081,488
E.I. du Pont de Nemours & Co.	321,440	14,271,936
Eastman Chemical Co.	25,113	1,177,800
Ecolab, Inc.	41,584	1,922,428
Engelhard Corp.	42,323	1,198,587
Great Lakes Chemical Corp.	16,278	431,204
Hercules, Inc. (a)	35,238	408,761
International Flavors & Fragrances, Inc.	30,783	1,000,140
PPG Industries, Inc.	54,918	3,399,424
Praxair, Inc.	52,290	2,978,961
Rohm & Haas Co.	71,682	2,902,404
Sigma Aldrich Corp.	23,874	1,197,281
		44,698,582
Construction Materials - 0.0%
Vulcan Materials Co.	33,989	1,488,718
Containers & Packaging - 0.2%
Ball Corp.	17,922	743,405
Bemis Co., Inc.	17,154	814,815
Pactiv Corp. (a)	51,753	1,231,721

	Shares	Value (Note 1)
Sealed Air Corp.	27,265	$ 1,097,962
Temple-Inland, Inc.	16,349	945,953
		4,833,856
Metals & Mining - 0.9%
Alcan, Inc.	104,612	3,980,817
Alcoa, Inc.	276,286	9,158,881
Allegheny Technologies, Inc.	26,237	414,545
Barrick Gold Corp.	174,530	3,318,407
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	47,049	839,825
Inco Ltd. (a)	59,433	1,338,546
Newmont Mining Corp. Holding Co.	127,526	3,357,760
Nucor Corp.	25,385	1,651,040
Phelps Dodge Corp.	25,659	1,057,151
Placer Dome, Inc.	107,111	1,200,875
United States Steel Corp.	29,149	579,774
Worthington Industries, Inc.	27,991	506,637
		27,404,258
Paper & Forest Products - 0.6%
Boise Cascade Corp.	18,825	650,027
Georgia-Pacific Group	74,118	1,821,820
International Paper Co.	156,714	6,829,596
Louisiana-Pacific Corp.	33,964	359,679
MeadWestvaco Corp.	64,531	2,165,660
Weyerhaeuser Co.	71,562	4,569,234
		16,396,016
TOTAL MATERIALS		94,821,430
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.8%
ALLTEL Corp.	101,061	4,749,867
AT&T Corp.	1,162,930	12,443,351
BellSouth Corp.	606,590	19,107,585
CenturyTel, Inc.	46,163	1,361,809
Citizens Communications Co.	89,018	744,190
Qwest Communications International, Inc.	549,529	1,538,681
SBC Communications, Inc.	1,088,270	33,192,235
Sprint Corp. - FON Group	292,541	3,103,860
Verizon Communications, Inc.	886,719	35,601,768
		111,843,346
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. (a)	878,700	5,140,395
Nextel Communications, Inc. Class A (a)	259,576	833,239
Sprint Corp. - PCS Group Series 1 (a)	321,496	1,437,087
		7,410,721
TOTAL TELECOMMUNICATION SERVICES		119,254,067
UTILITIES - 3.1%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	40,757	1,049,493
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Ameren Corp.	44,883	$ 1,930,418
American Electric Power Co., Inc.	106,439	4,259,689
Cinergy Corp.	52,028	1,872,488
CMS Energy Corp.	43,607	478,805
Consolidated Edison, Inc.	69,457	2,899,830
Constellation Energy Group, Inc.	53,490	1,569,397
Dominion Resources, Inc.	87,325	5,780,915
DTE Energy Co.	53,946	2,408,149
Edison International (a)	106,586	1,811,962
Entergy Corp.	72,250	3,066,290
Exelon Corp.	105,105	5,496,992
FirstEnergy Corp.	98,871	3,300,314
FPL Group, Inc.	57,618	3,456,504
PG&E Corp. (a)	126,780	2,268,094
Pinnacle West Capital Corp.	27,681	1,093,400
PPL Corp.	47,753	1,579,669
Progress Energy, Inc.	71,102	3,698,015
Public Service Enterprise Group, Inc.	68,490	2,965,617
Reliant Energy, Inc.	97,439	1,646,719
Southern Co.	228,645	6,264,873
TECO Energy, Inc.	44,300	1,096,425
TXU Corp.	87,582	4,514,852
Xcel Energy, Inc.	121,651	2,040,087
		66,548,997
Gas Utilities - 0.4%
El Paso Corp.	188,062	3,875,958
KeySpan Corp.	45,269	1,704,378
Kinder Morgan, Inc.	37,743	1,434,989
Nicor, Inc.	14,571	666,623
NiSource, Inc.	68,065	1,485,859
Peoples Energy Corp.	11,641	424,431
Sempra Energy	67,897	1,502,561
		11,094,799
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	174,183	944,072
Calpine Corp. (a)	97,810	687,604
Duke Energy Corp.	270,927	8,425,830
Dynegy, Inc. Class A	122,520	882,144
Mirant Corp. (a)	132,378	966,359
Williams Companies, Inc.	169,684	1,016,407
		12,922,416
TOTAL UTILITIES		90,566,212
TOTAL COMMON STOCKS (Cost $2,496,764,067)		2,942,217,449
U.S. Treasury Obligations - 0.1%
Ratings (unaudited)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.66% to 1.69% 9/12/02 (c) (Cost $1,574,553)	-	$ 1,580,000	$ 1,574,682
Money Market Funds - 4.8%
	Shares
Deutsche Daily Assets Fund Institutional, 1.96% (b) (Cost $143,033,657)	143,033,657	143,033,657
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $2,641,372,277)		3,086,825,788
NET OTHER ASSETS - (4.4)%		(130,879,860)
NET ASSETS - 100%		$ 2,955,945,928
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
61 S&P 500 Index Contracts	Sept. 2002	$ 15,099,025	$ 293,709

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,574,682.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $94,248,952 and $139,332,094.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms were $12,750 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral letters of credit valued at $2,899,836.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,706,000. The weighted average interest rate was 1.87%. At period end there were no bank borrowings outstanding.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $2,649,109,619. Net unrealized appreciation aggregated $437,716,169, of which $890,979,568 related to appreciated investment securities and $453,263,399 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $55,550,000 of which $12,929,000 and $42,621,000 will expire on December 31, 2008 and 2009, respectively.

Index 500 Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $127,989,732) (cost $2,641,372,277) - See accompanying schedule		$ 3,086,825,788
Receivable for investments sold		10,735,348
Receivable for fund shares sold		1,540,501
Dividends receivable		3,527,161
Other receivables		50,285
Total assets		3,102,679,083
Liabilities
Payable to custodian bank	$ 475,121
Payable for fund shares redeemed	2,414,972
Accrued management fee	480,555
Distribution fees payable	5,957
Payable for daily variation on futures contracts	15,516
Other payables and accrued expenses	307,377
Collateral on securities loaned, at value	143,033,657
Total liabilities		146,733,155
Net Assets		$ 2,955,945,928
Net Assets consist of:
Paid in capital		$ 2,612,155,512
Undistributed net investment income		19,534,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(121,491,240)
Net unrealized appreciation (depreciation) on investments		445,747,220
Net Assets		$ 2,955,945,928
Initial Class: Net Asset Value, offering price and redemption price per share ($2,923,613,315 ÷ 26,233,962 shares)		$ 111.44
Service Class: Net Asset Value, offering price and redemption price per share ($5,940,663 ÷ 53,377 shares)		$ 111.30
Service Class 2: Net Asset Value, offering price and redemption price per share ($26,391,950 ÷ 238,008 shares)		$ 110.89

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 23,774,939
Interest		163,320
Security lending		365,333
Total income		24,303,592
Expenses
Management fee	$ 4,013,341
Transfer agent fees	1,111,000
Distribution fees	31,905
Accounting and security lending fees	307,482
Non-interested trustees' compensation	3,486
Audit	25,095
Legal	9,475
Interest	1,185
Miscellaneous	56,887
Total expenses before reductions	5,559,856
Expense reductions	(836,298)	4,723,558
Net investment income (loss)		19,580,034
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(44,290,345)
Foreign currency transactions	(2,169)
Futures contracts	(2,563,903)
Total net realized gain (loss)		(46,856,417)
Change in net unrealized appreciation (depreciation) on: Investment securities	(434,350,918)
Futures contracts	(37,336)
Total change in net unrealized appreciation (depreciation)		(434,388,254)
Net gain (loss)		(481,244,671)
Net increase (decrease) in net assets resulting from operations		$ (461,664,637)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,580,034	$ 39,993,861
Net realized gain (loss)	(46,856,417)	(75,070,584)
Change in net unrealized appreciation (depreciation)	(434,388,254)	(470,213,066)
Net increase (decrease) in net assets resulting from operations	(461,664,637)	(505,289,789)
Distributions to shareholders from net investment income	(39,813,740)	(44,349,182)
Share transactions - net increase (decrease)	(40,549,354)	(101,528,167)
Total increase (decrease) in net assets	(542,027,731)	(651,167,138)
Net Assets
Beginning of period	3,497,973,659	4,149,140,797
End of period (including undistributed net investment income of $19,534,436 and undistributed net investment income of $39,763,829, respectively)	$ 2,955,945,928	$ 3,497,973,659
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	1,933,107	35,507	150,505
Reinvested	321,923	354	1,841
Redeemed	(2,739,061)	(7,710)	(63,755)
Net increase (decrease)	(484,031)	28,151	88,591
Dollars
Sold	$ 242,636,776	$ 4,428,542	$ 18,812,913
Reinvested	39,545,037	43,491	225,252
Redeemed	(337,236,980)	(944,629)	(8,059,756)
Net increase (decrease)	$ (55,055,167)	$ 3,527,404	$ 10,978,409

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	6,184,955	25,891	260,463
Reinvested	292,574	6	464
Redeemed	(7,504,344)	(1,271)	(113,677)
Net increase (decrease)	(1,026,815)	24,626	147,250
Dollars
Sold	$ 838,885,942	$ 3,293,163	$ 34,748,747
Reinvested	44,278,192	967	70,023
Redeemed	(1,008,036,633)	(160,944)	(14,607,624)
Net increase (decrease)	$ (124,872,499)	$ 3,133,186	$ 20,211,146

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 39,544,997	$ 43,491	$ 225,252
From net realized gain	-	-	-
Total	$ 39,544,997	$ 43,491	$ 225,252

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 44,278,192	$ 967	$ 70,023
From net realized gain	-	-	-
Total	$ 44,278,192	$ 967	$ 70,023

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 130.08	$ 149.53	$ 167.41	$ 141.24	$ 114.40	$ 89.05
Income from Investment Operations
Net investment income (loss) E	.73	1.48	1.51	1.64	1.65	1.80
Net realized and unrealized gain (loss)	(17.88)	(19.34)	(16.99)	26.88	29.70	26.67
Total from investment operations	(17.15)	(17.86)	(15.48)	28.52	31.35	28.47
Distributions from net investment income	(1.49)	(1.59)	(1.67)	(1.40)	(1.36)	(1.03)
Distributions from net realized gain	-	-	(.73)	(.95)	(3.15)	(2.09)
Total distributions	(1.49)	(1.59)	(2.40)	(2.35)	(4.51)	(3.12)
Net asset value, end of period	$ 111.44	$ 130.08	$ 149.53	$ 167.41	$ 141.24	$ 114.40
Total Return B, C, D	(13.29)%	(12.09)%	(9.30)%	20.52%	28.31%	32.83%
Ratios to Average Net Assets F
Expenses before expense reductions	.33% A	.35%	.33%	.34%	.35%	.40%
Expenses net of voluntary waivers, if any	.28% A	.28%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.28% A	.28%	.28%	.28%	.28%	.28%
Net investment income (loss)	1.17% A	1.09%	.94%	1.09%	1.33%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,923,613	$ 3,475,357	$ 4,148,728	$ 5,538,735	$ 3,772,068	$ 2,098,042
Portfolio turnover rate	6% A	9%	10%	8%	4%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 129.94	$ 149.46	$ 166.69
Income from Investment Operations
Net investment income (loss) E	.65	1.24	.65
Net realized and unrealized gain (loss)	(17.82)	(19.23)	(17.88)
Total from investment operations	(17.17)	(17.99)	(17.23)
Distributions from net investment income	(1.47)	(1.53)	-
Net asset value, end of period	$ 111.30	$ 129.94	$ 149.46
Total Return B, C, D	(13.32)%	(12.18)%	(10.34)%
Ratios to Average Net Assets G
Expenses before expense reductions	.47% A	.56%	.43% A
Expenses net of voluntary waivers, if any	.38% A	.38%	.38% A
Expenses net of all reductions	.38% A	.38%	.38% A
Net investment income (loss)	1.07% A	.99%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,941	$ 3,278	$ 90
Portfolio turnover rate	6% A	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 129.43	$ 149.18	$ 163.25
Income from Investment Operations
Net investment income (loss) E	.56	1.09	1.04
Net realized and unrealized gain (loss)	(17.77)	(19.23)	(12.71)
Total from investment operations	(17.21)	(18.14)	(11.67)
Distributions from net investment income	(1.33)	(1.61)	(1.67)
Distributions from net realized gain	-	-	(.73)
Total distributions	(1.33)	(1.61)	(2.40)
Net asset value, end of period	$ 110.89	$ 129.43	$ 149.18
Total Return B, C, D	(13.39)%	(12.31)%	(7.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	.59% A	.61%	.76% A
Expenses net of voluntary waivers, if any	.53% A	.53%	.53% A
Expenses net of all reductions	.53% A	.53%	.53% A
Net investment income (loss)	.92% A	.84%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,392	$ 19,338	$ 323
Portfolio turnover rate	6% A	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Overseas - Initial Class	-13.24%	-0.85%	5.05%
MSCI EAFE	-9.31%	-1.33%	5.52%
Variable Annuity International Funds Average	-10.10%	-0.03%	6.76%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 22 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 157 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Overseas Portfolio - Initial Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,359 - a 63.59% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,121 - a 71.21% increase.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Rick Mace, Portfolio Manager of Overseas Portfolio

Q. How did the fund perform, Rick?

A. For the six-month period ending June 30, 2002, the fund underperformed the -1.46% return for the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The fund's return also lagged the Lipper variable annuity international funds average, which fell 1.70%. For the 12 months ending June 30, 2002, the fund lagged the returns of the index and Lipper peer group average, which slid 9.31% and 10.10%, respectively.

Q. Why did the fund underperform its index and peer group average during the past six months?

A. There wasn't any one major factor, but a couple of things worked against us that together offset the positive contributions that came from selected strategies I used for the fund. First, underweighting two conservative sectors - industrials and consumer staples - caused some of the fund's underperformance relative to the index, as these stock groups benefited from ongoing economic uncertainty. Second, the fund's holdings in the health care and materials sectors didn't perform as well as their counterparts in the index. Relative weakness in these areas was offset somewhat by good stock selection in both technology and diversified financial stocks. I suspect the fund slightly underperformed its peer group average because many of our competitors embraced a slightly more conservative positioning that benefited them in the short run.

Q. Can you elaborate on the key components of your strategy?

A. I continued to believe the global economy was getting closer to a recovery. With that outlook, I overweighted cyclically oriented stocks that could benefit from an improving economy, and chose companies in the technology, media, telecommunications and brokerage sectors as the vehicles to reap that potential benefit. These areas typically experience greater upside than other cyclicals in such an environment. More specifically, I emphasized Japanese export-dependent electronic component makers, such as Rohm and Murata, which were viewed as potential beneficiaries of what many investors anticipated as a forthcoming economic rebound in the U.S. - Japan's biggest export market. I also boosted our holdings in semiconductor companies that depend heavily on U.S. sales, such as South Korea's Samsung Electronics, Taiwan Semiconductor, and U.S.-based Micron Technology. These holdings performed quite well and I cut back our positions during the period to lock in profits. Elsewhere, having a higher exposure to strong-performing Japanese financials with large brokerage and underwriting operations, such as Daiwa Securities, Nomura Holdings and Nikko Cordial, was helpful.

Q. What other strategies did you pursue?

A. I trimmed or eliminated some U.S. metal producers, such as Alcoa and Phelps Dodge, earlier in 2002 to secure profits. I also eliminated our sizable position in U.K. pharmaceutical company AstraZeneca, shortly after favorable rulings by the U.S. Food and Drug Administration (FDA) for the company's competitors were seen as compromising the future market share potential of the company's cholesterol drug, Crestor. I determined the risk/reward benefit of owning AstraZeneca in light of the FDA decision and the challenging market climate was much less favorable.

Q. What holdings hurt the fund's performance?

A. U.S.-based pharmaceutical giant Bristol-Myers Squibb, which I sold off during the period, was hurt by disappointing results for its heart-failure drug treatment, Vanlev, among other reasons. Elsewhere, overweighting selected well-capitalized telecom companies, such as the U.K.'s Vodafone, wasn't helpful. Despite its strong market positioning and financial stability, Vodafone was hurt by the sector's overall weakening fundamentals. However, I remained optimistic about the company's long-term outlook and it remained a sizable, but smaller position in the fund. Irish drugmaker Elan, another big detractor, suffered after the company warned of lower profits for 2002 due to the delay of new products and concerns about its accounting practices.

Q. What's your outlook, Rick?

A. During the period, I broadened the portfolio a bit through additional holdings to diversify the fund's risk. Although I believed the global economy and the equity markets should improve in the next 12 to 18 months, I made this decision because I anticipated some near-term volatility. Shareholders could expect that the fund's makeup is likely to remain a bit more diversified until indicators point to a strong global recovery.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks long-term growth of capital primarily through investments in foreign securities

Start date: January 28, 1987

Size: as of June 30, 2002, more than $1.7 billion

Manager: Richard Mace, since 1996; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Nikko Cordial Corp. (Japan)	3.0
Nomura Holdings, Inc. (Japan)	2.9
TotalFinaElf SA Series B (France)	2.9
Alcan, Inc. (Canada)	2.7
GlaxoSmithKline PLC (United Kingdom)	2.5
14.0
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	28.0
Information Technology	14.7
Energy	10.3
Health Care	9.6
Consumer Discretionary	6.9
Top Five Countries as of June 30, 2002
(excluding cash equivalents)	% of fund's net assets
Japan	27.8
United Kingdom	14.8
France	8.6
Switzerland	7.5
Netherlands	6.2
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value (Note 1)
Australia - 0.9%
BRL Hardy Ltd.	573,595	$ 2,912,478
News Corp. Ltd. sponsored ADR	622,200	12,288,450
QBE Insurance Group Ltd.	143,400	536,599
TOTAL AUSTRALIA		15,737,527
Bermuda - 0.1%
Tsakos Energy Navigation Ltd.	50,200	702,800
Weatherford International Ltd. (a)	25,800	1,114,560
TOTAL BERMUDA		1,817,360
Brazil - 0.4%
Petroleo Brasileiro SA Petrobras sponsored ADR	364,100	6,866,926
Canada - 5.0%
Alcan, Inc.	1,218,400	46,363,965
Barrick Gold Corp.	125,600	2,388,082
Canadian Natural Resources Ltd.	149,200	5,069,435
EnCana Corp.	142,000	4,373,409
Placer Dome, Inc.	123,600	1,385,742
Suncor Energy, Inc.	595,400	10,444,925
Talisman Energy, Inc.	386,100	17,378,701
TOTAL CANADA		87,404,259
Cayman Islands - 0.2%
Noble Corp. (a)	87,900	3,392,940
Denmark - 0.5%
Danske Bank AS	67,800	1,253,360
Novo-Nordisk AS Series B	225,800	7,504,465
TOTAL DENMARK		8,757,825
Finland - 1.8%
Nokia Corp.	2,145,300	31,063,946
France - 8.6%
Aventis SA (France)	337,260	23,753,223
AXA SA	618,904	11,360,089
BNP Paribas SA	659,280	36,591,095
Credit Lyonnais SA	29,500	1,268,905
Pechiney SA Series A	45,300	2,076,478
Pernod-Ricard	73,500	7,226,308
Sanofi-Synthelabo SA	159,000	9,707,230
Technip-Coflexip SA	17,600	1,859,462
Television Francaise 1 SA	84,500	2,270,407
TotalFinaElf SA Series B	312,844	50,618,159
Vivendi Universal SA	110,300	2,391,885
TOTAL FRANCE		149,123,241
Germany - 4.3%
Allianz AG (Reg.)	80,000	16,210,432
BASF AG	192,700	9,004,941
Deutsche Boerse AG	111,363	4,757,028
Deutsche Lufthansa AG (Reg.)	354,200	5,055,086
Infineon Technologies AG (a)	360,000	5,701,600

	Shares	Value (Note 1)
Muenchener Rueckversicherungs- Gesellschaft AG (Reg.)	93,200	$ 22,168,925
SAP AG	33,200	3,265,774
Schering AG	150,100	9,406,355
TOTAL GERMANY		75,570,141
Hong Kong - 1.9%
China Mobile (Hong Kong) Ltd. (a)	3,986,000	11,655,062
CNOOC Ltd.	3,316,000	4,442,618
Hutchison Whampoa Ltd.	2,363,600	17,651,357
TOTAL HONG KONG		33,749,037
Ireland - 0.1%
Elan Corp. PLC sponsored ADR (a)	408,000	2,231,760
Israel - 0.3%
Check Point Software Technologies Ltd. (a)	381,000	5,166,360
Italy - 1.2%
Telecom Italia Spa	1,539,424	12,022,897
Unicredito Italiano Spa	1,834,000	8,324,962
TOTAL ITALY		20,347,859
Japan - 25.8%
Advantest Corp.	162,400	10,130,903
Canon, Inc.	400,000	15,132,000
Credit Saison Co. Ltd.	507,100	12,064,218
Daiwa Securities Group, Inc.	5,969,000	38,783,402
Fujitsu Ltd.	1,033,000	7,221,541
Hoya Corp.	38,400	2,800,084
Ito-Yokado Co. Ltd.	393,000	19,718,193
JAFCO Co. Ltd.	215,200	19,075,303
Japan Telecom Co. Ltd.	1,090	3,126,396
Keyence Corp.	16,100	3,418,313
Konami Corp.	64,900	1,364,916
Kyocera Corp.	198,000	14,572,800
Matsushita Electric Industrial Co. Ltd.	423,000	5,850,090
Mitsubishi Electric Corp.	3,018,000	13,577,656
Mizuho Holdings, Inc.	2,216	4,929,180
Murata Manufacturing Co. Ltd.	186,600	12,015,052
NEC Corp.	772,000	5,384,020
Nikko Cordial Corp.	10,305,000	52,134,679
Nikon Corp.	707,000	7,845,374
Nintendo Co. Ltd.	12,200	1,800,644
Nippon Telegraph & Telephone Corp.	2,693	11,089,774
Nissan Motor Co. Ltd.	1,779,000	12,347,452
Nomura Holdings, Inc.	3,451,000	50,790,318
Omron Corp.	736,000	10,678,263
ORIX Corp.	306,400	24,776,419
Ricoh Co. Ltd.	171,000	2,967,136
Rohm Co. Ltd.	105,100	15,723,034
Sony Corp.	289,400	15,367,140
Sumitomo Electric Industries Ltd.	724,000	5,031,099
Sumitomo Mitsui Banking Corp.	921,000	4,505,456
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Takeda Chemical Industries Ltd.	490,000	$ 21,552,871
Tokyo Electron Ltd.	168,900	11,030,723
Toshiba Corp.	1,808,000	7,378,049
Toyota Motor Corp.	161,700	4,285,050
TOTAL JAPAN		448,467,548
Korea (South) - 0.8%
KT Corp. sponsored ADR	117,300	2,539,545
Samsung Electronics Co. Ltd.	40,100	10,966,664
TOTAL KOREA (SOUTH)		13,506,209
Mexico - 1.2%
Grupo Televisa SA de CV sponsored ADR (a)	227,900	8,518,902
Telefonos de Mexico SA de CV sponsored ADR	358,700	11,507,096
TOTAL MEXICO		20,025,998
Netherlands - 6.2%
Akzo Nobel NV	221,600	9,683,388
ASML Holding NV (a)	1,343,800	21,349,398
ING Groep NV (Certificaten Van Aandelen)	806,124	20,772,687
Koninklijke Philips Electronics NV	433,600	12,148,777
Royal Dutch Petroleum Co. (Hague Registry)	176,200	9,738,574
STMicroelectronics NV (NY Shares) (a)	200,600	4,880,598
Unilever NV (Certificaten Van Aandelen)	357,800	23,511,013
VNU NV	190,900	5,324,116
TOTAL NETHERLANDS		107,408,551
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	92,400	4,296,600
Norway - 0.5%
Norsk Hydro AS	95,500	4,558,473
Statoil ASA	558,400	4,988,307
TOTAL NORWAY		9,546,780
Singapore - 0.2%
United Overseas Bank Ltd.	384,393	2,762,053
South Africa - 0.1%
Harmony Gold Mining Co. Ltd.	134,900	1,862,408
Spain - 1.9%
Altadis SA	262,100	5,429,137
Banco Popular Espanol SA (Reg.)	173,200	7,685,152
Banco Santander Central Hispano SA	1,336,568	10,650,367
Telefonica SA	1,071,484	9,026,556
TOTAL SPAIN		32,791,212

	Shares	Value (Note 1)
Sweden - 0.2%
Svenska Handelsbanken AB (A Shares)	81,900	$ 1,255,861
Telefonaktiebolaget LM Ericsson AB sponsored ADR (a)	1,195,900	1,722,096
TOTAL SWEDEN		2,977,957
Switzerland - 7.5%
Credit Suisse Group (Reg.)	748,176	23,858,619
Nestle SA (Reg.)	102,962	24,112,718
Novartis AG (Reg.)	728,460	32,177,706
Roche Holding AG (participation certificate)	193,010	14,654,535
Swiss Reinsurance Co. (Reg.)	96,757	9,501,345
UBS AG (Reg.)	420,614	21,247,863
Zurich Financial Services AG	23,470	4,759,894
TOTAL SWITZERLAND		130,312,680
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,415,782	4,916,886
United Microelectronics Corp.	5,822,860	6,988,826
TOTAL TAIWAN		11,905,712
United Kingdom - 14.8%
Abbey National PLC	388,100	4,589,625
Anglo American PLC ADR	125,600	2,053,560
BAA PLC	310,300	2,847,245
BHP Billiton PLC	829,000	4,539,906
BP PLC	4,068,600	34,237,283
British Sky Broadcasting Group PLC (BSkyB) (a)	364,900	3,515,934
BT Group PLC	1,318,800	5,027,257
Cable & Wireless PLC	1,527,100	3,912,459
Carlton Communications PLC	970,000	3,120,378
Diageo PLC	697,800	9,107,240
GlaxoSmithKline PLC	1,982,894	42,771,014
HBOS PLC	510,900	5,556,617
HSBC Holdings PLC (United Kingdom) (Reg.)	1,126,000	13,106,648
Lloyds TSB Group PLC	3,374,300	33,753,057
Logica PLC	484,400	1,484,056
Old Mutual PLC	2,009,700	2,870,756
Prudential PLC	1,338,600	12,303,206
Reed Elsevier PLC	509,400	4,865,323
Rio Tinto PLC (Reg.)	515,000	9,490,500
Shell Transport & Trading Co. PLC (Reg.)	1,295,700	9,719,912
Smith & Nephew PLC	579,200	3,229,581
Vodafone Group PLC	29,152,703	39,793,466
WPP Group PLC	557,700	4,732,893
TOTAL UNITED KINGDOM		256,627,916
United States of America - 3.0%
Baker Hughes, Inc.	90,000	2,996,100
ENSCO International, Inc.	65,900	1,796,434
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	424,500	$ 7,577,325
Grant Prideco, Inc. (a)	80,700	1,097,520
Micron Technology, Inc. (a)	1,591,800	32,186,196
Newmont Mining Corp. Holding Co.	114,900	3,025,317
Transocean, Inc.	56,900	1,772,435
Tyco International Ltd.	118,700	1,603,637
TOTAL UNITED STATES OF AMERICA		52,054,964
TOTAL COMMON STOCKS (Cost $1,496,297,667)		1,535,775,769
Investment Companies - 0.0%

Multi-National - 0.0%
European Warrant Fund, Inc. (a) (Cost $2,953,647)	189,820	569,460
Government Obligations - 0.3%
Ratings (unaudited)		Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.77% 7/5/02 (c) (Cost $4,198,970)	-	$ 4,200,000	4,199,215
Money Market Funds - 13.7%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	169,185,007	169,185,007
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	69,113,351	69,113,351
TOTAL MONEY MARKET FUNDS (Cost $238,298,358)		238,298,358
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,741,748,642)		1,778,842,802
NET OTHER ASSETS - (2.4)%		(42,151,460)
NET ASSETS - 100%		$ 1,736,691,342
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
662 Nikkei 225 Index Contracts	Sept. 2002	$ 34,870,850	$ (3,255,630)

The face value of futures purchased as a percentage of net assets - 2.0%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,524,341.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $567,969,051 and $554,361,128, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $540 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,775,543,309. Net unrealized appreciation aggregated $3,299,493, of which $222,896,309 related to appreciated investment securities and $219,596,816 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $367,608,000 all of which will expire on December 31, 2009.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $69,061,067) (cost $1,741,748,642) - See accompanying schedule		$ 1,778,842,802
Foreign currency held at value (cost $54,326,587)		56,289,397
Receivable for investments sold		10,375,088
Receivable for fund shares sold		7,317,134
Dividends receivable		3,124,182
Interest receivable		261,031
Redemption fees receivable		3,873
Receivable for daily variation on futures contracts		678,550
Other receivables		55,519
Total assets		1,856,947,576
Liabilities
Payable to custodian bank	$ 107,441
Payable for investments purchased	7,515,905
Payable for fund shares redeemed	42,248,192
Accrued management fee	1,054,607
Distribution fees payable	36,011
Other payables and accrued expenses	180,727
Collateral on securities loaned, at value	69,113,351
Total liabilities		120,256,234
Net Assets		$ 1,736,691,342
Net Assets consist of:
Paid in capital		$ 2,170,338,661
Distributions in excess of net investment income		672,840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(470,307,975)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,987,816
Net Assets		$ 1,736,691,342
Calculation of Maximum Offering Price
Initial Class: Net Asset Value, offering price and redemption price per share ($1,399,781,931 ÷ 104,252,073 shares)		$ 13.43
Service Class: Net Asset Value, offering price and redemption price per share ($235,649,978 ÷ 17,602,517 shares)		$ 13.39
Service Class 2: Net Asset Value, offering price and redemption price per share ($82,806,180 ÷ 6,209,497 shares)		$ 13.34
Initial Class R: Net Asset Value, offering price and redemption price per share ($9,561,405 ÷ 712,283 shares)		$ 13.42
Service Class R: Net Asset Value, offering price and redemption price per share ($8,820,216 ÷ 658,998 shares)		$ 13.38
Service Class 2R: Net Asset Value, offering price and redemption price per share ($71,632 ÷ 5,372 shares)		$ 13.33

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 14,646,066
Interest		2,094,877
Security lending		481,485
		17,222,428
Less foreign taxes withheld		(1,570,386)
Total income		15,652,042
Expenses
Management fee	$ 6,548,850
Transfer agent fees	618,410
Distribution fees	210,557
Accounting and security lending fees	440,829
Non-interested trustees' compensation	6,876
Custodian fees and expenses	264,124
Audit	22,916
Legal	5,802
Miscellaneous	40,104
Total expenses before reductions	8,158,468
Expense reductions	(251,256)	7,907,212
Net investment income (loss)		7,744,830
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(54,257,213)
Foreign currency transactions	(798,302)
Futures contracts	4,194,887
Total net realized gain (loss)		(50,860,628)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,008,279
Assets and liabilities in foreign currencies	3,284,046
Futures contracts	(2,619,518)
Total change in net unrealized appreciation (depreciation)		11,672,807
Net gain (loss)		(39,187,821)
Net increase (decrease) in net assets resulting from operations		$ (31,442,991)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,744,830	$ 18,902,581
Net realized gain (loss)	(50,860,628)	(388,398,076)
Change in net unrealized appreciation (depreciation)	11,672,807	(132,338,513)
Net increase (decrease) in net assets resulting from operations	(31,442,991)	(501,834,008)
Distributions to shareholders from net investment income	(12,564,381)	(120,551,919)
Distributions to shareholders from net realized gain	-	(190,776,039)
Total distributions	(12,564,381)	(311,327,958)
Share transactions - net increase (decrease)	(5,598,306)	62,288,250
Redemption fees	55,592	-
Total increase (decrease) in net assets	(49,550,086)	(750,873,716)
Net Assets
Beginning of period	1,786,241,428	2,537,115,144
End of period (including distributions in excess of net investment income of $672,840 and undistributed net investment income of $4,814,201, respectively)	$ 1,736,691,342	$ 1,786,241,428
Other Information:
Share Transactions		Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
Shares Sold	85,597,748	63,092,875	21,560,914	739,707	858,404	5,372
Reinvested	824,761	120,846	30,335	-	-	-
Redeemed	(90,018,173)	(62,997,588)	(18,919,098)	(27,424)	(199,406)	-
Net increase (decrease)	(3,595,664)	216,133	2,672,151	712,283	658,998	5,372
Dollars Sold	$ 1,165,318,639	$ 854,395,037	$ 290,516,042	$ 10,293,398	$ 11,903,674	$ 75,000
Reinvested	10,622,916	1,552,870	388,594	-	-	-
Redeemed	(1,232,639,308)	(858,309,232)	(256,606,275)	(366,371)	(2,743,290)	-
Net increase (decrease)	$ (56,697,753)	$ (2,361,325)	$ 34,298,361	$ 9,927,027	$ 9,160,384	$ 75,000
		Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
Shares Sold	173,999,497	142,723,429	11,546,592	-	-	-
Reinvested	15,519,663	1,933,710	110,941	-	-	-
Redeemed	(195,055,949)	(140,169,677)	(8,740,638)	-	-	-
Net increase (decrease)	(5,536,789)	4,487,462	2,916,895	-	-	-
Dollars Sold	$ 2,794,972,744	$ 2,146,873,700	$ 163,704,441	-	-	-
Reinvested	275,163,626	34,207,331	1,957,001	-	-	-
Redeemed	(3,120,566,680)	(2,110,121,164)	(123,902,749)	-	-	-
Net increase (decrease)	$ (50,430,310)	$ 70,959,867	$ 41,758,693	-	-	-
Distributions		Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
From net investment income	$ 10,622,916	$ 1,552,871	$ 388,594	-	-	-
From net realized gain	-	-	-	-	-	-
Total	$ 10,622,916	$ 1,552,871	$ 388,594	$ -	$ -	$ -
		Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
From net investment income	$ 106,625,905	$ 13,167,676	$ 758,338	-	-	-
From net realized gain	168,537,721	21,039,655	1,198,663	-	-	-
Total	$ 275,163,626	$ 34,207,331	$ 1,957,001	$ -	$ -	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.88	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84
Income from Investment Operations
Net investment income (loss) E	.06	.14	.19 G	.24	.23	.30
Net realized and unrealized gain (loss)	(.41)	(3.86)	(4.93)	7.95	2.13	1.70
Total from investment operations	(.35)	(3.72)	(4.74)	8.19	2.36	2.00
Distributions from net investment income	(.10)	(.93)	(.31)	(.31)	(.38)	(.33)
Distributions in excess of net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	-	(1.47)	(2.33)	(.50)	(1.12)	(1.31)
Total distributions	(.10)	(2.40)	(2.70)	(.81)	(1.50)	(1.64)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 13.43	$ 13.88	$ 20.00	$ 27.44	$ 20.06	$ 19.20
Total Return B, C, D	(2.49)%	(21.21)%	(19.07)%	42.55%	12.81%	11.56%
Ratios to Average Net Assets F
Expenses before expense reductions	.90% A	.92%	.89%	.91%	.91%	.92%
Expenses net of voluntary waivers, if any	.90% A	.92%	.89%	.91%	.91%	.92%
Expenses net of all reductions	.87% A	.87%	.87%	.87%	.89%	.90%
Net investment income (loss)	.90% A	.91%	.84%	1.10%	1.19%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,399,782	$ 1,496,873	$ 2,267,507	$ 2,736,851	$ 2,074,843	$ 1,926,322
Portfolio turnover rate	73% A	98%	136%	78%	84%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Investment income per share reflects a special dividend which amounted to $.04 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 19.94	$ 27.39	$ 20.04	$ 19.20	$ 19.36
Income from Investment Operations
Net investment income (loss) E	.05	.12	.17 H	.22	.15	.01
Net realized and unrealized gain (loss)	(.40)	(3.84)	(4.93)	7.94	2.19	(.17)
Total from investment operations	(.35)	(3.72)	(4.76)	8.16	2.34	(.16)
Distributions from net investment income	(.09)	(.92)	(.30)	(.31)	(.38)	-
Distributions in excess of net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	-	(1.47)	(2.33)	(.50)	(1.12)	-
Total distributions	(.09)	(2.39)	(2.69)	(.81)	(1.50)	-
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 13.39	$ 13.83	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Total Return B, C, D	(2.50)%	(21.27)%	(19.18)%	42.44%	12.69%	(.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.00% A	1.03%	.99%	1.01%	1.01%	1.02% A
Expenses net of voluntary waivers, if any	1.00% A	1.03%	.99%	1.01%	1.01%	1.02% A
Expenses net of all reductions	.97% A	.97%	.97%	.98%	.97%	1.01% A
Net investment income (loss)	.80% A	.81%	.74%	1.00%	.80%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,650	$ 240,525	$ 257,257	$ 144,371	$ 34,720	$ 931
Portfolio turnover rate	73% A	98%	136%	78%	84%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Investment income per share reflects a special dividend which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.04	.10	.12 H
Net realized and unrealized gain (loss)	(.41)	(3.80)	(3.68)
Total from investment operations	(.37)	(3.70)	(3.56)
Distributions from net investment income	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	(.06)
Distributions from net realized gain	-	(1.47)	(2.33)
Total distributions	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E	-	-	-
Net asset value, end of period	$ 13.34	$ 13.81	$ 19.91
Total Return B, C, D	(2.65)%	(21.20)%	(15.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.16% A	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.16% A	1.18%	1.15% A
Expenses net of all reductions	1.13% A	1.12%	1.13% A
Net investment income (loss)	.63% A	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,806	$ 48,843	$ 12,351
Portfolio turnover rate	73% A	98%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Investment income per share reflects a special dividend which amounted to $.04 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.42
Total Return B, C, D	(4.48)%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A
Expenses net of voluntary waivers, if any	.92% A
Expenses net of all reductions	.89% A
Net investment income (loss)	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,561
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Service Class R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.38
Total Return B, C, D	(4.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.02% A
Expenses net of voluntary waivers, if any	1.02% A
Expenses net of all reductions	.99% A
Net investment income (loss)	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,820
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.33
Total Return B, C, D	(4.51)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.17% A
Expenses net of voluntary waivers, if any	1.17% A
Expenses net of all reductions	1.13% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, and Overseas Portfolio (the funds) are funds of Variable Insurance Products Fund. Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio (the funds) are funds of Variable Insurance Products Fund II. The Variable Insurance Products Fund and Variable Insurance Products Fund II (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. VIP Equity-Income, VIP Growth and VIP Contrafund Portfolios also offer Service Class 2R shares. VIP Overseas Portfolio also offers Initial Class R, Service Class R, and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, contingent interest, redemptions in kind, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the applicable funds, is accounted for as an addition to paid in capital.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock markets and to fluctuations

Semiannual Report

2. Operating Policies - continued

Futures Contracts - continued

in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Index 500 Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .45% of the fund's average net assets for High Income and Overseas Portfolios, .30% for Contrafund and Growth Portfolios, .25% for Asset Manager: Portfolio, and .20% for Equity-Income Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For Index 500 Portfolio, FMR receives a fee that is computed at an annual rate of .24% of the fund's average net assets.

For the period each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager	.53%
Contrafund	.58%
Equity-Income	.48%
Growth	.58%
High Income	.58%
Index 500.24%
Overseas	.73%

Sub-Adviser Fee. FMR and Index 500 Portfolio have entered into a sub-advisory agreement with Deutsche Asset Management Inc. (DAMI). DAMI is a registered investment advisor and a wholly-owned, indirect subsidiary of Deutsche Bank AG. DAMI receives a sub-advisory fee from FMR for providing discretionary investment advisory services to the fund.

The Fund has entered into a securities lending agreement with Deutsche Bank Trust Company Americas (DBTCA), also a wholly-owned, indirect subsidiary of Deutsche Bank AG. DBTCA retains up to 20% of the annual revenues for providing securities lending services. For the period, DBTCA retained $92,271.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Service Class R	Service Class 2R
Asset Manager	$ 15,214	$ 16,914	$ -	$ -
Contrafund	$ 622,507	$ 367,506	$ -	$ 47
Equity-Income	$ 449,710	$ 364,071	$ -	$ 49
Growth	$ 781,869	$ 270,101	$ -	$ 44
High Income	$ 118,431	$ 24,994	$ -	$ -
Index 500	$ 2,285	$ 29,620	$ -	$ -
Overseas	$ 127,670	$ 81,977	$ 875	$ 35

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

For the period, each class paid FIIOC the following amounts:

Asset Manager
Initial Class	$ 1,141,692
Service Class	11,417
Service Class 2	5,858
$ 1,158,967
Contrafund
Initial Class	$ 2,363,395
Service Class	425,725
Service Class 2	109,681
Service Class 2R	16
$ 2,898,817
Equity-Income
Initial Class	$ 3,093,905
Service Class	305,378
Service Class 2	108,396
Service Class 2R	18
$ 3,507,697
Growth
Initial Class	$ 3,499,342
Service Class	522,521
Service Class 2	80,314
Service Class 2R	15
$ 4,102,192
High Income
Initial Class	$ 422,144
Service Class	81,531
Service Class 2	9,037
$ 512,712
Index 500
Initial Class	$ 1,099,091
Service Class	2,416
Service Class 2	9,493
$ 1,111,000
Overseas
Initial Class	$ 503,213
Service Class	87,289
Service Class 2	26,285
Initial Class R	836
Service Class R	775
Service Class 2R	12
$ 618,410

Semiannual Report

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager	$ 1,623,258
Contrafund	$ 4,659,538
Equity-Income	$ 1,908,752
Growth	$ 453,067
High Income	$ 525,646
Overseas	$ 1,916,074

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser or in the case of Index 500 Portfolio, Deutsche Asset Management, Inc. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR agreed to reimburse certain fund's to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Index 500
Initial Class	.28%	$ 823,116
Service Class	.38%	2,026
Service Class 2.53%		7,517
		$ 832,659

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction

Asset Manager	$ 609,010	$ 3,905
Contrafund	1,508,696	2,131
Equity-Income	553,700	366
Growth	2,993,829	1,781
High Income	1,515	6,033
Index 500	-	3,639
Overseas	251,256	-

9. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR and certain unaffiliated insurance companies, each were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	FILI %	Number of Unaffiliated Insurance Companies	Unaffiliated Insurance Companies %
Asset Manager	21%	1	18%
Contrafund	16%	2	31%
Equity-Income	13%	1	26%
Growth	12%	2	35%
High Income	14%	2	57%
Index 500	29%	-	-
Overseas	12%	1	29%

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Deutsche Asset Management Inc.
Index 500 Portfolio

FMR Co., Inc.
Asset Manager, Contrafund, Equity-Income, Growth,
High Income, Index 500, and Overseas Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager Portfolio

Fidelity Management & Research (U.K.) Inc.
Asset Manager, Contrafund, High Income, and
Overseas Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager, Contrafund, High Income, and
Overseas Portfolios

Fidelity International Investment Advisors
Overseas Portfolio

Fidelity International Investment Advisors (U.K.) Limited
Overseas Portfolio

Fidelity Investments Japan Limited
Asset Manager, Contrafund, High Income, and
Overseas Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
High Income Portfolio

JPMorgan Chase Bank, New York, NY
Asset Manager, Equity-Income, and Overseas Portfolios

Brown Brothers Harriman & Co., Boston, MA
Contrafund Portfolio

Deutsche Bank Trust Company Americas, New York, NY
Index 500 Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Portfolio

VIPICGRP1-SANN-0802 157840
1.774862.100

Fidelity® Variable Insurance Products
Initial Class

Asset Manager: Growth® Portfolio

Balanced Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Asset Manager: Growth Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Balanced Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Growth & Income Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Growth Opportunities Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Investment Grade Bond Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Mid Cap Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Money Market Portfolio	<Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investments Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Asset Mgr: Growth - Initial Class	-14.40%	0.97%	7.91%
Fidelity Asset Manager: Growth® Composite	-10.65%	5.07%	10.99%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
LB 3 Month T-Bill	2.65%	4.91%	5.16%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM Index, the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix.** To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio - Initial Class on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $17,649 - a 76.49% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $23,804 - a 138.04% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $17,880 - a 78.80% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $21,676 - a 116.76% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with Richard Habermann (right) and Ford O'Neil (left), Co-Managers of Asset Manager: Growth Portfolio

Q. How did the fund perform, Dick?

R.H. For the six months ending June 30, 2002, the fund trailed both the Fidelity Asset Manager: Growth Composite Index and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which fell 8.35% and 6.29%, respectively. For the 12 months ending June 30, 2002, the fund again lagged the Composite index and Lipper average, which declined 10.65% and 8.12%, respectively.

Q. How did your asset-allocation decisions influence fund results?

R.H. While asset allocation overall was slightly negative, weak stock selection was the main driver of performance versus our benchmarks during the six-month period. The fund benefited from assuming a more cautious stance heading into 2002 by scaling back on equities to around a 70% neutral weighting as valuations began to look stretched, given little-to-no improvement in company fundamentals and heightened uncertainty about corporate governance. Slightly underweighting stocks during the spring also helped, as their prices fell sharply on the slowed pace of economic recovery and persistent geopolitical concerns, which further weakened investor confidence. Our fixed-income strategy, however, restrained performance, particularly versus our peer average. Emphasizing high-yield securities rather than stronger-performing investment-grade bonds hurt. While high-yield bonds benefited from some improvement in the economy, widespread credit quality downgrades curbed their advances. We reduced the fund's high-yield exposure and raised its cash position during the spring to provide a cushion as market conditions deteriorated.

Q. What drove the performance of the fund's equity subportfolio?

R.H. The fund's equity investments - managed by Charles Mangum, who replaced Doug Chase in February - notably underperformed the S&P 500®. Despite favorable sector positioning, poor stock picking dampened results in an unforgiving market. Much of the underperformance came from the health care sector, where the fund was hurt by the continued struggles of leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough. These stocks - and drug stocks in general - declined due to manufacturing problems, sluggish new product pipelines and drug approval delays. Simply put, using health care as a growth alternative failed us during the period, as investors became less enchanted with the sector. Additionally, Charles suffered from some existing holdings that were hurt by accounting concerns, most notably Tyco International and Computer Associates. Finally, holding sizable stakes in poor-performing media stocks Clear Channel Communications and AOL Time Warner also detracted. Conversely, the fund benefited from underweighting large-cap tech stocks, such as Intel and IBM - the latter of which we completely avoided - that suffered from high valuations and persistently weak capital spending. We owned several consumer staples stocks, including Coca-Cola and Avon Products, which - due to their defensive nature - fared well as the prospects for a strong economic recovery waned. Holding defensive financials with little exposure to the capital markets also helped, as did one health care services stock, Cardinal Health.

Q. Turning to you, Ford, how did the fund's fixed-income investments fare?

F.O. Investment-grade bonds performed well despite volatile interest rate and stock market conditions, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against this backdrop, the subportfolio benefited from my emphasis on higher-yielding, higher-quality mortgage and asset-backed securities, which outpaced Treasuries during the period. Reducing our corporate weighting also was important, as was good credit analysis and diversification, which helped us avoid several prominent issuers that experienced severe financial stress. Despite producing a negative return and underperforming investment-grade securities, the fund's high-yield subportfolio beat its benchmark, as Mark Notkin sidestepped several key defaults and credit downgrades. He also benefited from becoming more conservative and reducing exposure to speculative securities, while adding exposure to higher-rated, defensive holdings. Finally, as a conservative vehicle, the strategic cash portion of the fund - managed by John Todd - was effective in providing reasonably steady returns to help offset capital market volatility.

Q. What's your outlook?

F.O. We remain cautious. While evidence of a strengthening economy is a positive for the equity markets, accounting and reporting uncertainties remain a concern. Continued cost cutting should help boost corporate earnings in 2002, but it may take some time for demand-driven earnings to rebound. That said, given the improving backdrop, it might be wise to consider becoming more aggressive.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: maximize total return over the long term by allocating assets among stocks, bonds, short-term instruments and other investments

Start date: January 3, 1995

Size: as of June 30, 2002, more than $340 million

Manager: Richard Habermann and Ford O'Neil, since 2001, Richard Habermann joined Fidelity in 1968; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Cardinal Health, Inc.	5.3
American International Group, Inc.	3.6
General Electric Co.	3.4
Fannie Mae	3.2
Microsoft Corp.	2.8
18.3
Top Five Market Sectors as of June 30, 2002
(stocks only)	% of fund's net assets
Financials	16.3
Health Care	13.0
Information Technology	7.7
Consumer Discretionary	6.9
Consumer Staples	6.3
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stock Class and equity futures	68.7%
Bond Class	24.9%
Short-Term Class	6.4%
* Foreign investments	3.6%

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.1%
Dana Corp.	21,100	$ 390,983
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	39,300	1,118,085
Household Durables - 0.1%
Leggett & Platt, Inc.	16,600	388,440
Media - 3.8%
AOL Time Warner, Inc. (a)	261,900	3,852,549
Clear Channel Communications, Inc. (a)	280,000	8,965,600
Cox Communications, Inc. Class A (a)	3,600	99,180
		12,917,329
Multiline Retail - 0.7%
Federated Department Stores, Inc. (a)	21,700	861,490
Target Corp.	29,200	1,112,520
Wal-Mart Stores, Inc.	10,000	550,100
		2,524,110
Specialty Retail - 1.9%
Home Depot, Inc.	106,100	3,897,053
Lowe's Companies, Inc.	52,400	2,378,960
		6,276,013
TOTAL CONSUMER DISCRETIONARY		23,614,960
CONSUMER STAPLES - 6.3%
Beverages - 1.9%
PepsiCo, Inc.	53,900	2,597,980
The Coca-Cola Co.	71,800	4,020,800
		6,618,780
Food & Drug Retailing - 1.8%
Albertson's, Inc.	69,200	2,107,832
CVS Corp.	109,500	3,350,700
Safeway, Inc. (a)	20,200	589,638
		6,048,170
Food Products - 0.0%
McCormick & Co., Inc. (non-vtg.)	4,500	115,875
Personal Products - 1.0%
Alberto-Culver Co.:
Class A	35,900	1,621,962
Class B	21,800	1,042,040
Gillette Co.	22,000	745,140
		3,409,142
Tobacco - 1.6%
Philip Morris Companies, Inc.	123,900	5,411,952
TOTAL CONSUMER STAPLES		21,603,919

	Shares	Value (Note 1)
ENERGY - 4.1%
Energy Equipment & Services - 0.4%
ENSCO International, Inc.	1,900	$ 51,794
GlobalSantaFe Corp.	11,100	303,585
Halliburton Co.	36,500	581,810
National-Oilwell, Inc. (a)	16,900	355,745
		1,292,934
Oil & Gas - 3.7%
ChevronTexaco Corp.	38,600	3,416,100
Conoco, Inc.	235,800	6,555,240
Exxon Mobil Corp.	68,500	2,803,020
		12,774,360
TOTAL ENERGY		14,067,294
FINANCIALS - 16.1%
Banks - 3.7%
Bank of America Corp.	27,500	1,934,900
Bank One Corp.	34,300	1,319,864
Comerica, Inc.	25,800	1,584,120
FleetBoston Financial Corp.	74,700	2,416,545
PNC Financial Services Group, Inc.	36,100	1,887,308
Synovus Financial Corp.	31,100	855,872
Wachovia Corp.	63,837	2,437,297
		12,435,906
Diversified Financials - 8.1%
Citigroup, Inc.	197,800	7,664,750
Fannie Mae	147,600	10,885,500
Goldman Sachs Group, Inc.	20,500	1,503,675
Merrill Lynch & Co., Inc.	98,000	3,969,000
Morgan Stanley	80,000	3,446,400
		27,469,325
Insurance - 4.3%
AFLAC, Inc.	9,400	300,800
Allmerica Financial Corp.	24,300	1,122,660
American International Group, Inc.	180,700	12,329,161
Hartford Financial Services Group, Inc.	17,900	1,064,513
		14,817,134
TOTAL FINANCIALS		54,722,365
HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 0.8%
C.R. Bard, Inc.	16,300	922,254
Guidant Corp. (a)	62,100	1,877,283
		2,799,537
Health Care Providers & Services - 5.3%
Cardinal Health, Inc.	295,650	18,155,854
Pharmaceuticals - 6.9%
Abbott Laboratories	200	7,530
Bristol-Myers Squibb Co.	226,600	5,823,620
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	88,000	$ 481,360
Eli Lilly & Co.	2,000	112,800
Merck & Co., Inc.	55,700	2,820,648
Pfizer, Inc.	201,000	7,035,000
Schering-Plough Corp.	231,800	5,702,280
Wyeth	27,700	1,418,240
		23,401,478
TOTAL HEALTH CARE		44,356,869
INDUSTRIALS - 5.5%
Airlines - 0.1%
AMR Corp. (a)	11,900	200,634
Delta Air Lines, Inc.	12,900	258,000
		458,634
Building Products - 0.2%
Masco Corp.	29,200	791,612
Commercial Services & Supplies - 0.2%
First Data Corp.	15,000	558,000
Industrial Conglomerates - 4.2%
General Electric Co.	403,500	11,721,675
Tyco International Ltd.	195,600	2,642,556
		14,364,231
Machinery - 0.3%
Ingersoll-Rand Co. Ltd. Class A	18,900	862,974
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	24,900	747,000
Norfolk Southern Corp.	25,600	598,528
Union Pacific Corp.	5,500	348,040
		1,693,568
TOTAL INDUSTRIALS		18,729,019
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	138,691	1,934,739
Comverse Technology, Inc. (a)	40,900	378,734
		2,313,473
Computers & Peripherals - 1.4%
Dell Computer Corp. (a)	144,100	3,766,774
EMC Corp. (a)	64,200	484,710
Sun Microsystems, Inc. (a)	90,400	452,904
		4,704,388
Electronic Equipment & Instruments - 0.3%
Solectron Corp. (a)	143,400	881,910
Internet Software & Services - 0.0%
Check Point Software Technologies Ltd. (a)	10,200	138,312

	Shares	Value (Note 1)
IT Consulting & Services - 0.0%
Electronic Data Systems Corp.	3,900	$ 144,885
Semiconductor Equipment & Products - 1.7%
Altera Corp. (a)	21,800	296,480
Analog Devices, Inc. (a)	13,800	409,860
Atmel Corp. (a)	40,000	250,400
Intel Corp.	71,300	1,302,651
Lattice Semiconductor Corp. (a)	17,100	149,454
Linear Technology Corp.	20,800	653,744
Micron Technology, Inc. (a)	42,100	851,262
Semtech Corp. (a)	12,600	336,420
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	47,300	614,900
United Microelectronics Corp. sponsored ADR	85,200	626,220
Xilinx, Inc. (a)	9,700	217,571
		5,708,962
Software - 3.6%
Adobe Systems, Inc.	14,200	404,700
Computer Associates International, Inc.	115,100	1,828,939
Microsoft Corp. (a)	171,300	9,370,110
Network Associates, Inc. (a)	12,400	238,948
Oracle Corp. (a)	34,400	325,768
VERITAS Software Corp. (a)	6,300	124,677
		12,293,142
TOTAL INFORMATION TECHNOLOGY		26,185,072
MATERIALS - 0.7%
Chemicals - 0.3%
Praxair, Inc.	14,400	820,368
Metals & Mining - 0.4%
Alcoa, Inc.	23,500	779,025
Ryerson Tull, Inc.	51,900	603,597
		1,382,622
TOTAL MATERIALS		2,202,990
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.3%
AT&T Corp.	87,100	931,970
BellSouth Corp.	111,000	3,496,500
McCaw International Ltd. warrants 4/16/07 (a)(f)	910	0
NTL, Inc. warrants 10/14/08 (a)	427	4
Ono Finance PLC rights 5/31/09 (a)(f)	310	3
Qwest Communications International, Inc.	161,300	451,640
SBC Communications, Inc.	149,300	4,553,650
Verizon Communications, Inc.	133,500	5,360,025
		14,793,792
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Horizon PCS, Inc. warrants 10/1/10 (a)(f)	545	$ 9,810
Nextel Communications, Inc. Class A (a)	50,000	160,500
		170,310
TOTAL TELECOMMUNICATION SERVICES		14,964,102
UTILITIES - 1.3%
Electric Utilities - 1.2%
FirstEnergy Corp.	59,800	1,996,124
Southern Co.	41,500	1,137,100
TXU Corp.	18,800	969,140
		4,102,364
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	29,200	158,264
TOTAL UTILITIES		4,260,628
TOTAL COMMON STOCKS (Cost $259,667,906)		224,707,218
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financials - 0.2%
AES Trust VII $3.00	33,600	650,261
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	508	102
TOTAL CONVERTIBLE PREFERRED STOCKS		650,363
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	160	152,640
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	1,273	254,600
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. $127.50 pay-in-kind	503	236,410
Dobson Communications Corp.:
$122.50 pay-in-kind	1	500
$130.00 pay-in-kind	166	83,000

	Shares	Value (Note 1)
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	1,177	$ 270,710
		590,620
TOTAL TELECOMMUNICATION SERVICES		845,220
TOTAL NONCONVERTIBLE PREFERRED STOCKS		997,860
TOTAL PREFERRED STOCKS (Cost $3,425,550)		1,648,223
Corporate Bonds - 20.6%
Ratings (unaudited) (j)		Principal Amount
Convertible Bonds - 2.2%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 230,000	175,519
Specialty Retail - 0.5%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	1,420,000	1,629,791
TOTAL CONSUMER DISCRETIONARY			1,805,310
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	1,460,000	681,236
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Total Renal Care Holdings 7% 5/15/09 (f)	B2	200,000	195,875
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.5%
CIENA Corp. 3.75% 2/1/08	Ba3	420,000	243,600
Comverse Technology, Inc. 1.5% 12/1/05	BB	810,000	631,824
Juniper Networks, Inc. 4.75% 3/15/07	B2	1,420,000	829,834
			1,705,258
Electronic Equipment & Instruments - 0.5%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	1,140,000	482,904
Sanmina-SCI Corp. 4.25% 5/1/04	Ba2	940,000	848,538
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	$ 330,000	$ 188,100
0% 11/20/20	Ba3	420,000	196,350
			1,715,892
Semiconductor Equipment & Products - 0.4%
Agere Systems, Inc. 6.5% 12/15/09	B2	270,000	187,142
Atmel Corp. 0% 5/23/21	CCC+	246,000	72,275
LSI Logic Corp. 4% 2/15/05	Ba3	420,000	353,892
Transwitch Corp. 4.5% 9/12/05	B3	5,000	2,950
Vitesse Semiconductor Corp. 4% 3/15/05	B3	800,000	586,000
			1,202,259
TOTAL INFORMATION TECHNOLOGY			4,623,409
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
4.75% 7/1/07	B3	80,000	36,600
5.25% 1/15/10	B3	165,000	69,927
6% 6/1/11	B3	440,000	197,472
			303,999
TOTAL CONVERTIBLE BONDS			7,609,829
Nonconvertible Bonds - 18.4%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.3%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	100,000	98,500
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	50,000	52,184
Dana Corp. 10.125% 3/15/10 (f)	Ba3	340,000	348,500
Dura Operating Corp. 8.625% 4/15/12 (f)	B1	20,000	20,000
Lear Corp. 7.96% 5/15/05	Ba1	380,000	389,500
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	70,000	71,225
			979,909
Hotels, Restaurants & Leisure - 1.9%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	140,000	147,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Domino's, Inc. 10.375% 1/15/09	B2	$ 300,000	$ 322,500
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	620,000	638,600
HMH Properties, Inc. 7.875% 8/1/08	Ba3	285,000	273,600
Horseshoe Gaming LLC 8.625% 5/15/09	B2	560,000	562,800
International Game Technology 8.375% 5/15/09	Ba1	220,000	231,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	190,000	188,575
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	175,000	185,063
Penn National Gaming, Inc. 8.875% 3/15/10	B3	390,000	386,100
Premier Parks, Inc. 0% 4/1/08 (d)	B2	785,000	758,506
Station Casinos, Inc. 8.375% 2/15/08	B1	970,000	991,825
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	260,000	264,550
8.875% 8/15/11 (f)	B2	200,000	203,500
yankee 8.625% 12/15/07	B2	295,000	301,638
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	180,000	186,300
8.875% 4/15/11	Ba1	510,000	541,875
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	410,000	422,300
			6,605,732
Household Durables - 0.5%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2	250,000	253,750
8.875% 4/1/08	Ba2	55,000	55,825
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	85,000	71,400
D.R. Horton, Inc. 8% 2/1/09	Ba1	200,000	197,000
KB Home 8.625% 12/15/08	Ba3	180,000	181,800
Lennar Corp. 7.625% 3/1/09	Ba1	150,000	151,500
Ryland Group, Inc. 9.125% 6/15/11	Ba3	220,000	233,200
Sealy Mattress Co. 9.875% 12/15/07	B3	240,000	242,400
Standard Pacific Corp. 9.25% 4/15/12	Ba3	120,000	120,000
WCI Communities, Inc. 10.625% 2/15/11	B1	70,000	73,500
			1,580,375
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09 (f)	B2	$ 295,000	$ 295,000
Media - 3.0%
AMC Entertainment, Inc.:
9.5% 2/1/11	Caa3	195,000	193,050
9.875% 2/1/12	Caa3	230,000	230,000
American Media Operations, Inc. 10.25% 5/1/09	B2	270,000	283,500
AOL Time Warner, Inc. 6.875% 5/1/12	Baa1	35,000	32,279
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	110,000	108,132
Chancellor Media Corp.:
8% 11/1/08	Ba1	200,000	198,000
8.125% 12/15/07	Ba2	75,000	74,250
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	B2	110,000	47,300
0% 4/1/11 (d)	B2	580,000	278,400
0% 5/15/11 (d)	B2	230,000	82,800
10% 4/1/09	B2	425,000	293,250
10.75% 10/1/09	B2	385,000	265,650
Corus Entertainment, Inc. 8.75% 3/1/12	B1	765,000	776,475
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	1,310,000	1,048,000
7.625% 7/15/18	Ba2	90,000	71,100
7.875% 2/15/18	Ba2	35,000	26,950
9.875% 4/1/23	BB-	70,000	52,500
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	380,000	347,700
9.375% 2/1/09	B1	670,000	623,100
Entravision Communications Corp. 8.125% 3/15/09 (f)	B3	470,000	472,350
Fox Family Worldwide, Inc. 9.25% 11/1/07	Baa1	195,000	206,700
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (d)	Ba1	60,000	61,200
Lamar Media Corp.:
8.625% 9/15/07	Ba3	30,000	30,750
9.25% 8/15/07	B1	435,000	452,400
LBI Media, Inc. 10.125% 7/15/12	B3	240,000	240,000
News America Holdings, Inc. 7.75% 12/1/45	Baa3	100,000	93,337

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	$ 350,000	$ 355,250
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	575,000	494,500
Quebecor Media, Inc. 11.125% 7/15/11	B2	10,000	9,800
Radio One, Inc. 8.875% 7/1/11	B3	1,185,000	1,185,000
Regal Cinemas Corp. 9.375% 2/1/12 (f)	B3	435,000	452,400
Telewest PLC yankee:
9.625% 10/1/06	Caa3	535,000	214,000
11% 10/1/07	Caa3	85,000	34,425
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	50,000	49,751
Yell Finance BV:
0% 8/1/11 (d)	B2	55,000	37,538
10.75% 8/1/11	B2	600,000	651,000
			10,072,837
Multiline Retail - 0.0%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	80,000	84,019
TOTAL CONSUMER DISCRETIONARY			19,617,872
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	80,000	82,800
Food & Drug Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	Baa3	65,000	67,638
Pathmark Stores, Inc. 8.75% 2/1/12	B2	110,000	112,200
Rite Aid Corp.:
6% 10/1/03 (f)	Caa3	60,000	56,550
6.125% 12/15/08 (f)	Caa3	235,000	138,650
6.875% 8/15/13	Caa3	165,000	100,650
Safeway, Inc. 6.5% 3/1/11	Baa2	65,000	66,971
			542,659
Food Products - 0.3%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	190,000	197,600
Corn Products International, Inc. 8.25% 7/15/07	Ba1	315,000	311,825
Dean Foods Co.:
6.625% 5/15/09	B1	50,000	47,500
6.9% 10/15/17	B1	40,000	34,400
8.15% 8/1/07	B1	240,000	246,000
Del Monte Corp. 9.25% 5/15/11	B3	150,000	156,000
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dole Food Co., Inc. 7.25% 5/1/09 (f)	Ba1	$ 20,000	$ 20,400
Michael Foods, Inc. 11.75% 4/1/11	B2	20,000	22,000
			1,035,725
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	Ba1	60,000	56,700
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	60,000	61,500
10% 11/1/08	Ba3	290,000	334,950
			453,150
Personal Products - 0.2%
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	100,000	70,000
9% 11/1/06	Caa3	130,000	91,000
12% 12/1/05	Caa1	390,000	386,100
			547,100
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	A2	70,000	74,843
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	30,000	30,716
			105,559
TOTAL CONSUMER STAPLES			2,766,993
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	135,000	137,700
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	210,000	218,925
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	100,000	102,250
Trico Marine Services, Inc. 8.875% 5/15/12 (f)	B2	120,000	119,100
			577,975
Oil & Gas - 1.0%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	40,000	42,688
Chesapeake Energy Corp.:
8.125% 4/1/11	B1	610,000	602,375
8.375% 11/1/08	B1	230,000	228,275
8.5% 3/15/12	B1	425,000	419,688
Devon Energy Corp. 7.95% 4/15/32	Baa2	50,000	53,784

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Encore Acquisition Co. 8.375% 6/15/12 (f)	B2	$ 105,000	$ 105,000
Forest Oil Corp. 8% 12/15/11	Ba3	220,000	220,000
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (f)	B2	70,000	72,450
Pemex Project Funding Master Trust 7.875% 2/1/09 (f)	Baa1	100,000	99,750
Petro-Canada 7% 11/15/28	Baa2	50,000	48,994
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)	-	250,000	245,940
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2	732,000	755,790
Series D, 10.25% 3/15/06	B2	70,000	72,275
Suncor Energy, Inc. 7.15% 2/1/32	A3	35,000	36,005
The Coastal Corp. 9.625% 5/15/12	Baa2	75,000	83,060
Valero Energy Corp. 6.875% 4/15/12	Baa2	25,000	25,690
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	370,000	364,450
			3,476,214
TOTAL ENERGY			4,054,189
FINANCIALS - 2.0%
Banks - 0.2%
Bank of America Corp.:
7.125% 9/15/06	Aa2	100,000	109,147
7.8% 2/15/10	Aa3	20,000	22,381
BankBoston Corp. 6.625% 2/1/04	A2	20,000	20,841
Den Danske Bank AS 6.375% 6/15/08 (f)(g)	Aa3	170,000	178,853
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	40,000	43,059
MBNA America Bank NA 6.625% 6/15/12	Baa2	30,000	29,685
MBNA Corp. 7.5% 3/15/12	Baa2	45,000	47,919
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (g)	A1	50,000	52,270
7.816% 11/29/49	A1	100,000	108,886
			613,041
Diversified Financials - 1.4%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	A1	100,000	115,450
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	Baa1	125,000	132,290
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
American Airlines pass thru trust certificate:
7.8% 4/1/08	A	$ 280,000	$ 280,700
7.858% 4/1/13	Baa1	50,000	54,118
American General Finance Corp. 5.875% 7/14/06	A1	100,000	103,268
Amvescap PLC 5.9% 1/15/07	A2	25,000	25,316
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	370,000	370,000
Burlington Resources Finance Co. 7.4% 12/1/31 (f)	Baa1	50,000	52,282
Capital One Financial Corp. 7.125% 8/1/08	Baa3	100,000	93,613
CIT Group, Inc. 7.75% 4/2/12	A2	30,000	29,533
Continental Airlines, Inc. pass thru trust certificate 6.795% 8/2/18	Baa3	178,231	166,313
Countrywide Home Loans, Inc. 5.5% 8/1/06	A3	80,000	81,775
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	45,000	45,353
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	20,000	21,457
7.92% 5/18/12	Baa1	190,000	196,825
10.06% 1/2/16	Ba1	80,000	75,200
Details Capital Corp. 0% 11/15/07 (d)	Caa1	85,000	80,750
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	25,000	26,036
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	40,000	26,000
Ford Motor Credit Co.:
6.5% 1/25/07	A3	50,000	50,046
7.375% 10/28/09	A3	50,000	51,760
7.5% 3/15/05	A3	140,000	146,413
General Electric Capital Corp. 6% 6/15/12	Aaa	65,000	64,054
General Motors Acceptance Corp.:
6.75% 1/15/06	A2	40,000	41,528
6.875% 9/15/11	A2	190,000	188,635

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	$ 125,000	$ 127,326
Household Finance Corp.:
6.375% 10/15/11	A2	20,000	19,132
6.5% 1/24/06	A2	40,000	40,895
8% 5/9/05	A2	15,000	16,158
J.P. Morgan Chase & Co. 5.35% 3/1/07	Aa3	100,000	101,241
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (f)	B1	100,000	96,000
10.5% 6/15/09 (f)	B1	40,000	40,400
Morgan Stanley 6.6% 4/1/12	Aa3	40,000	40,763
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	80,000	76,939
NiSource Finance Corp. 7.875% 11/15/10	Baa3	125,000	129,188
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	100,543	97,489
7.248% 7/2/14	Ba2	128,720	109,232
7.575% 3/1/19	A3	83,684	85,492
7.691% 4/1/17	Baa2	20,000	19,610
8.304% 9/1/10	Ba2	87,680	82,858
Petronas Capital Ltd. 7% 5/22/12 (f)	Baa1	80,000	81,300
PTC International Finance BV 0% 7/1/07 (d)	B1	425,000	429,250
PTC International Finance II SA 11.25% 12/1/09	B1	345,000	348,450
SESI LLC 8.875% 5/15/11	B1	30,000	30,300
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	125,000	78,241
8.75% 3/15/32	Baa3	25,000	18,802
TXU Eastern Funding 6.75% 5/15/09	Baa1	120,000	120,658
			4,708,439
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	Aa2	35,000	35,866
Real Estate - 0.4%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	100,000	103,995
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (f)	Ba3	320,000	323,200
Duke-Weeks Realty LP 6.875% 3/15/05	Baa1	100,000	104,812
EOP Operating LP 7.75% 11/15/07	Baa1	200,000	219,091
ERP Operating LP 7.1% 6/23/04	Baa1	100,000	105,252
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
LNR Property Corp. 10.5% 1/15/09	Ba3	$ 175,000	$ 180,250
Regency Centers LP 6.75% 1/15/12	Baa2	45,000	46,010
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	420,000	432,600
			1,515,210
TOTAL FINANCIALS			6,872,556
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.2%
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	150,000	147,750
11.625% 12/1/06	B2	165,000	183,975
Boston Scientific Corp. 6.625% 3/15/05	Baa2	110,000	111,100
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (f)	B2	40,000	40,000
			482,825
Health Care Providers & Services - 0.9%
Alderwoods Group, Inc. 11% 1/2/07	-	410,000	412,050
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	200,000	204,000
Fountain View, Inc. 11.25% 4/15/08 (c)	-	460,000	276,000
HealthSouth Corp.:
7.625% 6/1/12 (f)	Ba1	70,000	68,600
8.375% 10/1/11	Ba1	260,000	271,700
8.5% 2/1/08	Ba1	110,000	112,750
10.75% 10/1/08	Ba2	120,000	131,100
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	235,000	237,350
Service Corp. International (SCI):
6.3% 3/15/03	B1	140,000	135,800
7.2% 6/1/06	B1	120,000	112,800
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	210,000	233,100
Triad Hospitals, Inc. 8.75% 5/1/09	B1	575,000	603,750
Unilab Corp. 12.75% 10/1/09	B3	97,000	113,005
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	180,000	187,200
			3,099,205

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Pharmaceuticals - 0.2%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	$ 250,000	$ 232,500
Biovail Corp. 7.875% 4/1/10	B2	450,000	434,250
			666,750
TOTAL HEALTH CARE			4,248,780
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	395,000	410,800
Transdigm, Inc. 10.375% 12/1/08 (f)	B3	70,000	71,750
			482,550
Airlines - 0.1%
Delta Air Lines, Inc.:
8.3% 12/15/29	Ba3	290,000	208,800
8.54% 1/2/07	Ba1	52,729	49,565
			258,365
Commercial Services & Supplies - 0.8%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	495,000	475,200
7.875% 1/1/09	Ba3	40,000	38,500
8.875% 4/1/08	Ba3	390,000	386,100
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	210,000	209,475
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	220,000	200,200
Iron Mountain, Inc.:
8.25% 7/1/11	B2	125,000	125,000
8.625% 4/1/13	B2	215,000	218,763
8.75% 9/30/09	B2	60,000	61,050
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	295,000	308,275
Mail-Well I Corp. 9.625% 3/15/12 (f)	B1	210,000	212,100
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	85,000	85,638
Pierce Leahy Corp. 9.125% 7/15/07	B2	115,000	119,025
World Color Press, Inc.:
7.75% 2/15/09	Baa2	180,000	180,000
8.375% 11/15/08	Baa2	30,000	30,900
			2,650,226
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	Ba3	60,000	63,600
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	55,000	58,025
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc. 8.75% 3/15/12	B2	$ 100,000	$ 102,000
Tyco International Group SA yankee 6.375% 10/15/11	Ba2	330,000	252,618
			476,243
Marine - 0.3%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	775,000	806,000
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	170,000	142,800
10.25% 11/15/06	B2	320,000	230,400
			1,179,200
Road & Rail - 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09 (f)	Ba2	340,000	340,000
9.5% 10/1/08	Ba2	40,000	43,200
TFM SA de CV 11.75% 6/15/09	B1	885,000	834,113
			1,217,313
TOTAL INDUSTRIALS			6,263,897
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12 (f)	Ba3	240,000	240,000
Motorola, Inc. 8% 11/1/11	Baa2	45,000	43,914
			283,914
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.65% 8/1/05	Baa2	40,000	42,712
Hewlett-Packard Co. 6.5% 7/1/12	A3	65,000	64,675
Seagate Technology HDD Holdings 8% 5/15/09 (f)	Ba2	180,000	179,100
			286,487
Electronic Equipment & Instruments - 0.1%
Fisher Scientific International, Inc. 8.125% 5/1/12 (f)	B3	125,000	124,063
Flextronics International Ltd. 9.875% 7/1/10	Ba2	260,000	269,100
Solectron Corp. 9.625% 2/15/09	Ba3	170,000	154,700
			547,863

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09 (f)	B1	$ 295,000	$ 241,900
Semiconductor Equipment & Products - 0.3%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	120,000	124,200
10.5% 2/1/09	B2	80,000	84,400
Micron Technology, Inc. 6.5% 9/30/05 (i)	Ba2	1,000,000	890,000
			1,098,600
TOTAL INFORMATION TECHNOLOGY			2,458,764
MATERIALS - 1.8%
Chemicals - 0.4%
Compass Minerals Group, Inc. 10% 8/15/11	B3	350,000	367,500
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	120,000	122,400
Huntsman International LLC 9.875% 3/1/09 (f)	B3	275,000	276,375
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	115,000	106,950
9.625% 5/1/07	Ba3	130,000	123,500
9.875% 5/1/07	Ba3	80,000	76,400
OM Group, Inc. 9.25% 12/15/11	B3	370,000	381,100
			1,454,225
Containers & Packaging - 0.7%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	505,000	507,525
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	190,000	181,450
7.35% 5/15/08	B3	80,000	72,000
7.5% 5/15/10	B3	70,000	63,525
7.8% 5/15/18	B3	30,000	25,800
7.85% 5/15/04	B3	320,000	312,800
8.1% 5/15/07	B3	150,000	140,250
Packaging Corp. of America 9.625% 4/1/09	Ba2	375,000	403,125
Riverwood International Corp. 10.625% 8/1/07	B3	275,000	286,000
Sealed Air Corp.:
6.95% 5/15/09 (f)	Baa3	300,000	267,000
8.75% 7/1/08 (f)	Baa3	120,000	124,200
			2,383,675
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.5%
AK Steel Corp.:
7.75% 6/15/12 (f)	B1	$ 300,000	$ 298,500
7.875% 2/15/09	B1	170,000	169,150
9.125% 12/15/06	B1	110,000	115,225
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	575,000	553,438
7.5% 11/15/06	B3	80,000	72,400
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	390,000	399,750
			1,608,463
Paper & Forest Products - 0.2%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	30,000	29,250
8.125% 5/15/11	Ba1	100,000	96,000
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2	40,000	41,000
Stone Container Corp.:
8.375% 7/1/12 (f)	B2	170,000	171,275
9.75% 2/1/11	B2	205,000	219,350
Weyerhaeuser Co.:
6.75% 3/15/12 (f)	Baa2	50,000	51,776
7.375% 3/15/32 (f)	Baa2	150,000	153,225
			761,876
TOTAL MATERIALS			6,208,239
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T Corp.:
6.5% 3/15/29	Baa2	100,000	69,000
8% 11/15/31 (f)	Baa2	30,000	23,400
British Telecommunications PLC 8.875% 12/15/30	Baa1	80,000	87,133
Citizens Communications Co. 8.5% 5/15/06	Baa2	70,000	67,743
Deutsche Telekom International Finance BV 8.25% 6/15/05 (e)	Baa1	50,000	51,158
Diamond Cable Communications PLC yankee:
10.75% 2/15/07 (c)	Ca	555,000	138,750
11.75% 12/15/05 (c)	Ca	345,000	86,250
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa3	100,000	101,818
NTL Communications Corp.:
0% 10/1/08 (c)(d)	Ca	660,000	171,600
11.5% 10/1/08 (c)	Ca	390,000	117,000
NTL, Inc. 0% 4/1/08 (c)(d)	Ca	75,000	20,250

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	$ 35,000	$ 34,475
Qwest Corp.
8.875% 3/15/12 (f)	Baa3	530,000	471,700
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	185,000	123,950
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	100,000	100,293
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	100,000	102,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (c)	C	5,000	100
Telewest Communications PLC:
9.875% 2/1/10	Caa3	185,000	74,000
11.25% 11/1/08	Caa3	170,000	68,000
Tritel PCS, Inc. 0% 5/15/09 (d)	Baa2	374,000	299,200
U.S. West Communications 7.2% 11/1/04	Baa3	335,000	298,150
Verizon New York, Inc. 7.375% 4/1/32	A1	25,000	23,581
WorldCom, Inc.:
6.4% 8/15/05 (c)	Ca	260,000	42,900
6.5% 5/15/04 (c)	Ca	45,000	7,425
7.375% 1/15/06 (c)(f)	CCC-	40,000	6,600
7.5% 5/15/11 (c)	Ca	1,075,000	177,375
8% 5/16/06 (c)	Ca	230,000	37,950
8.25% 5/15/31 (c)	Ca	535,000	88,275
			2,890,076
Wireless Telecommunication Services - 1.1%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	Baa2	50,000	40,387
8.75% 3/1/31	Baa2	50,000	38,615
Crown Castle International Corp.:
9.375% 8/1/11	B3	90,000	56,700
9.5% 8/1/11	B3	35,000	21,875
10.75% 8/1/11	B3	110,000	70,950
Dobson Communications Corp. 10.875% 7/1/10	B3	15,000	9,750
Echostar Broadband Corp. 10.375% 10/1/07	B1	455,000	436,800
Millicom International Cellular SA 13.5% 6/1/06	Caa1	490,000	171,500
Nextel Communications, Inc.:
0% 10/31/07 (d)	B3	1,250,000	650,000
0% 2/15/08 (d)	B3	160,000	75,200
Orange PLC yankee 9% 6/1/09	Baa3	365,000	317,550
PanAmSat Corp.:
6.125% 1/15/05	Ba2	150,000	136,500
6.375% 1/15/08	Ba2	230,000	213,900
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	$ 250,000	$ 167,500
SpectraSite Holdings, Inc.:
0% 3/15/10 (d)	Caa3	515,000	133,900
10.75% 3/15/10	Caa3	265,000	116,600
12.5% 11/15/10	Caa3	185,000	83,250
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	Baa2	245,000	196,000
10.625% 7/15/10	Baa2	88,000	83,600
VoiceStream Wireless Corp. 0% 11/15/09 (d)	Baa2	1,061,000	774,530
			3,795,107
TOTAL TELECOMMUNICATION SERVICES			6,685,183
UTILITIES - 1.0%
Electric Utilities - 0.6%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	Baa2	50,000	52,804
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa3	130,000	126,963
CMS Energy Corp.:
7.5% 1/15/09	B3	160,000	113,600
8.375% 7/1/03	B3	305,000	250,100
9.875% 10/15/07	B3	295,000	221,250
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	40,000	39,788
Edison International 6.875% 9/15/04	B3	140,000	127,400
FirstEnergy Corp. 6.45% 11/15/11	Baa2	85,000	82,526
Illinois Power Co. 7.5% 6/15/09	Baa2	60,000	56,790
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	80,000	66,842
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	105,000	94,500
7.05% 3/1/24	B3	55,000	50,600
9.625% 11/1/05 (f)	Caa2	180,000	180,000
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	60,000	55,800
8.625% 2/15/08	Baa3	190,000	180,500
PSI Energy, Inc. 6.65% 6/15/06	A3	75,000	77,835
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	50,000	45,415
Sierra Pacific Power Co. 8% 6/1/08	Ba2	100,000	95,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Southern California Edison Co. 7.625% 1/15/10	Ba3	$ 245,000	$ 222,950
TECO Energy, Inc. 7% 5/1/12	A3	50,000	52,436
Texas Utilities Co. 6.375% 1/1/08	Baa3	10,000	10,084
			2,203,183
Gas Utilities - 0.0%
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	40,000	31,600
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	25,000	26,016
El Paso Energy Corp. 7.75% 1/15/32	Baa2	30,000	27,820
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	25,000	26,440
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	30,000	22,500
Sempra Energy 7.95% 3/1/10	A2	40,000	42,643
			177,019
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
9.375% 9/15/10	Ba3	355,000	220,100
9.5% 6/1/09	Ba3	445,000	289,250
Western Resources, Inc.:
7.875% 5/1/07 (f)	Ba1	290,000	287,825
9.75% 5/1/07 (f)	Ba2	320,000	307,200
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	30,000	24,294
7.5% 1/15/31	Baa2	35,000	25,135
			1,153,804
TOTAL UTILITIES			3,534,006
TOTAL NONCONVERTIBLE BONDS			62,710,479
TOTAL CORPORATE BONDS (Cost $74,878,494)			70,320,308
U.S. Government and Government Agency Obligations - 1.5%

U.S. Government Agency Obligations - 0.2%
Fannie Mae:
5.5% 5/2/06	Aa2	125,000	131,304
6.25% 2/1/11	Aa2	65,000	68,325
7.25% 5/15/30	Aaa	105,000	119,566
Freddie Mac:
5.5% 7/15/06	Aaa	170,000	178,311
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.75% 1/15/12	Aaa	$ 150,000	$ 154,112
5.875% 3/21/11	Aa2	205,000	210,118
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			861,736
U.S. Treasury Obligations - 1.3%
U.S. Treasury Bills, yield at date of purchase 1.67% to 1.73% 7/25/02 to 8/8/02 (k)	-	550,000	549,079
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	220,000	238,313
6.625% 2/15/27	Aaa	50,000	56,141
8.125% 8/15/19	Aaa	80,000	102,472
8.875% 8/15/17	Aaa	50,000	67,441
8.875% 2/15/19	Aaa	259,000	352,273
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	1,275,000	1,288,451
3.5% 11/15/06	Aaa	180,000	176,794
6.125% 8/15/07	Aaa	30,000	32,698
6.5% 2/15/10	Aaa	280,000	313,006
7% 7/15/06	Aaa	1,050,000	1,172,841
7.25% 8/15/04	Aaa	20,000	21,753
TOTAL U.S. TREASURY OBLIGATIONS			4,371,262
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,115,471)			5,232,998
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 1.7%
5.5% 1/1/32	Aaa	257,743	250,192
6% 4/1/13 to 6/1/32	Aaa	1,725,031	1,744,829
6.5% 5/1/17 to 6/1/31	Aaa	2,837,735	2,910,238
6.5% 7/1/32 (l)	Aaa	260,000	264,956
6.5% 7/1/32 (l)	Aaa	187,218	190,787
7.5% 5/1/24 to 2/1/28	Aaa	189,839	200,408
TOTAL FANNIE MAE			5,561,410
Freddie Mac - 0.0%
7.5% 8/1/28	Aaa	61,454	64,943
Government National Mortgage Association - 0.5%
6.5% 8/15/27	Aaa	409,921	420,617
7% 7/15/28 to 7/15/31	Aaa	448,755	467,199

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
7% 7/1/32 (l)	Aaa	$ 423,000	$ 439,127
7.5% 1/15/26 to 8/15/28	Aaa	380,569	402,984
8.5% 11/15/30	Aaa	55,305	59,214
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			1,789,141
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,191,517)			7,415,494
Asset-Backed Securities - 0.2%

BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	66,117	66,262
CIT Marine Trust 5.8% 4/15/10	Aaa	51,040	51,742
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	180,000	185,262
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	130,000	133,276
Ford Credit Auto Owner Trust 5.71% 9/15/05	A1	35,000	36,548
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	125,000	129,829
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	50,000	52,840
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	14,926	14,913
TOTAL ASSET-BACKED SECURITIES (Cost $652,741)			670,672
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0192% 12/29/25 (f)(g)	Ba3	65,496	31,774
U.S. Government Agency - 0.1%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	100,000	102,417
Collateralized Mortgage Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	$ 100,000	$ 101,484
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	90,953	97,906
TOTAL U.S. GOVERNMENT AGENCY			301,807
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $315,116)			333,581
Commercial Mortgage Securities - 0.6%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	150,664	161,473
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.341% 4/15/36 (g)(h)	Aaa	408,534	26,682
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	98,926	105,090
Class B, 7.48% 2/1/08	A	80,000	86,738
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 1/17/12	Baa3	70,000	72,097
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	140,000	138,688
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.168% 4/29/39 (f)(g)	-	320,000	258,500
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 8.1258% 4/15/19 (f)(g)	-	250,000	5,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (f)	BBB-	67,862	66,675
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	Ba1	250,000	248,203

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (g)	Baa3	$ 180,000	$ 177,300
LTC Commercial Mortgage pass thru trust certificate:
sequential pay Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	97,517	100,656
Series 1996-1 Class E, 9.16% 4/15/28	B+	500,000	391,875
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	80,000	81,675
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	140,000	145,338
Class E2, 7.224% 12/15/10 (f)	Baa3	100,000	103,063
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,459,088)			2,169,053
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12	Baa1	40,000	40,375
Malaysian Government 7.5% 7/15/11	Baa2	25,000	26,563
Polish Government 6.25% 7/3/12	Baa1	50,000	50,055
United Mexican States 9.875% 2/1/10	Baa2	80,000	89,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $199,074)			206,393
Money Market Funds - 9.6%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	26,676,016	26,676,016
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	5,975,275	5,975,275
TOTAL MONEY MARKET FUNDS (Cost $32,651,291)		32,651,291
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $386,556,248)		345,355,231
NET OTHER ASSETS - (1.4)%		(4,802,967)
NET ASSETS - 100%		$ 340,552,264
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
31 S&P 500 Index Contracts	Sept. 2002	$ 7,673,275	$ (52,356)
The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,540,007 or 4.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	11/1/99	$ 787,500
(j) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $524,121.
(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Ratings
Aaa, Aa, A	4.8%
Baa	2.7%
Ba	6.4%
B	9.3%
Caa, Ca, C	1.2%
D	0.0%
Not rated	0.4%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $379,906,205 and $416,873,803, respectively, of which long-term U.S. government and government agency obligations aggregated $32,170,724 and $33,692,761, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,042 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $890,000 or 0.3% of net assets.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $391,495,304. Net unrealized depreciation aggregated $46,140,073, of which $8,521,769 related to appreciated investment securities and $54,661,842 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $54,724,000 all of which will expire on December 31, 2009.

Asset Manager: Growth Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,851,924) (cost $386,556,248) - See accompanying schedule		$ 345,355,231
Cash		153,017
Receivable for investments sold		3,353,291
Receivable for fund shares sold		10,084
Dividends receivable		294,808
Interest receivable		1,728,826
Other receivables		18,135
Total assets		350,913,392
Liabilities
Payable for investments purchased
Regular delivery	$ 2,893,929
Delayed delivery	893,937
Payable for fund shares redeemed	367,238
Accrued management fee	171,871
Distribution fees payable	1,665
Payable for daily variation on futures contracts	14,725
Other payables and accrued expenses	42,488
Collateral on securities loaned, at value	5,975,275
Total liabilities		10,361,128
Net Assets		$ 340,552,264
Net Assets consist of:
Paid in capital		$ 428,295,402
Undistributed net investment income		6,941,936
Accumulated undistributed net realized gain (loss) on investments		(53,431,904)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(41,253,170)
Net Assets		$ 340,552,264
Initial Class: Net Asset Value, offering price and redemption price per share ($328,320,328 ÷ 30,788,768 shares)		$ 10.66
Service Class: Net Asset Value, offering price and redemption price per share ($7,605,499 ÷ 717,126 shares)		$ 10.61
Service Class 2: Net Asset Value, offering price and redemption price per share ($4,626,437 ÷ 438,007 shares)		$ 10.56

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,695,227
Interest		4,794,279
Security lending		10,309
Total income		6,499,815
Expenses
Management fee	$ 1,124,115
Transfer agent fees	135,761
Distribution fees	10,831
Accounting and security lending fees	73,630
Non-interested trustees' compensation	663
Custodian fees and expenses	18,392
Audit	16,649
Legal	1,274
Miscellaneous	19,909
Total expenses before reductions	1,401,224
Expense reductions	(99,285)	1,301,939
Net investment income (loss)		5,197,876
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,771,018
Futures contracts	(745,796)
Total net realized gain (loss)		6,025,222
Change in net unrealized appreciation (depreciation) on: Investment securities	(62,186,261)
Assets and liabilities in foreign currencies	6
Futures contracts	(52,356)
Total change in net unrealized appreciation (depreciation)		(62,238,611)
Net gain (loss)		(56,213,389)
Net increase (decrease) in net assets resulting from operations		$ (51,015,513)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,197,876	$ 11,049,699
Net realized gain (loss)	6,025,222	(61,039,175)
Change in net unrealized appreciation (depreciation)	(62,238,611)	12,082,275
Net increase (decrease) in net assets resulting from operations	(51,015,513)	(37,907,201)
Distributions to shareholders from net investment income	(10,416,607)	(13,343,864)
Distributions to shareholders from net realized gain	-	(16,105,049)
Total distributions	(10,416,607)	(29,448,913)
Share transactions - net increase (decrease)	(12,043,877)	(16,320,571)
Total increase (decrease) in net assets	(73,475,997)	(83,676,685)
Net Assets
Beginning of period	414,028,261	497,704,946
End of period (including undistributed net investment income of $6,941,936 and undistributed net investment income of $12,720,942, respectively)	$ 340,552,264	$ 414,028,261
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	995,820	43,163	47,320
Reinvested	852,581	19,176	10,444
Redeemed	(2,861,044)	(110,163)	(39,266)
Net increase (decrease)	(1,012,643)	(47,824)	18,498
Dollars
Sold	$ 11,822,542	$ 532,927	$ 560,205
Reinvested	10,068,980	225,322	122,305
Redeemed	(33,613,874)	(1,308,776)	(453,508)
Net increase (decrease)	$ (11,722,352)	$ (550,527)	$ 229,002

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	2,648,332	86,383	262,678
Reinvested	2,071,741	53,533	15,343
Redeemed	(6,380,641)	(244,489)	(74,696)
Net increase (decrease)	(1,660,568)	(104,573)	203,325
Dollars
Sold	$ 33,703,712	$ 1,109,889	$ 3,373,478
Reinvested	28,507,157	732,326	209,431
Redeemed	(80,043,164)	(3,021,914)	(891,486)
Net increase (decrease)	$ (17,832,295)	$ (1,179,699)	$ 2,691,423

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,068,980	$ 225,322	$ 122,305
From net realized gain	-	-	-
Total	$ 10,068,980	$ 225,322	$ 122,305

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 12,927,664	$ 322,572	$ 93,628
From net realized gain	15,579,493	409,753	115,803
Total	$ 28,507,157	$ 732,325	$ 209,431

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10
Income from Investment Operations
Net investment income (loss) E	.16	.32	.42	.40	.41	.36
Net realized and unrealized gain (loss)	(1.74)	(1.31)	(2.52)	2.04	2.19	2.92
Total from investment operations	(1.58)	(.99)	(2.10)	2.44	2.60	3.28
Distributions from net investment income	(.32)	(.39)	(.37)	(.41)	(.34)	-
Distributions from net realized gain	-	(.47)	(1.50)	(.68)	(1.59)	(.02)
Total distributions	(.32)	(.86)	(1.87)	(1.09)	(1.93)	(.02)
Net asset value, end of period	$ 10.66	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36
Total Return B,C,D	(12.83)%	(7.39)%	(12.47)%	15.26%	17.57%	25.07%
Ratios to Average Net Assets F
Expenses before expense reductions	.72% A	.73%	.69%	.71%	.73%	.77%
Expenses net of voluntary waivers, if any	.72% A	.73%	.69%	.71%	.73%	.77%
Expenses net of all reductions	.66% A	.72%	.68%	.70%	.72%	.76%
Net investment income (loss)	2.69% A	2.55%	2.61%	2.38%	2.60%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,320	$ 399,273	$ 482,165	$ 580,555	$ 528,874	$ 483,231
Portfolio turnover rate	206% A	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35	$ 15.94
Income from Investment Operations
Net investment income (loss) E	.15	.31	.40	.38	.40	.07
Net realized and unrealized gain (loss)	(1.71)	(1.32)	(2.50)	2.03	2.14	.34
Total from investment operations	(1.56)	(1.01)	(2.10)	2.41	2.54	.41
Distributions from net investment income	(.30)	(.37)	(.36)	(.41)	(.34)	-
Distributions from net realized gain	-	(.47)	(1.50)	(.68)	(1.59)	-
Total distributions	(.30)	(.84)	(1.86)	(1.09)	(1.93)	-
Net asset value, end of period	$ 10.61	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Total Return B,C,D	(12.74)%	(7.57)%	(12.54)%	15.13%	17.18%	2.57%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.83%	.80%	.82%	.89%	.88% A
Expenses net of voluntary waivers, if any	.82% A	.83%	.80%	.82%	.89%	.87% A
Expenses net of all reductions	.77% A	.82%	.79%	.81%	.88%	.87% A
Net investment income (loss)	2.58% A	2.44%	2.50%	2.27%	2.65%	2.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,605	$ 9,542	$ 12,449	$ 10,825	$ 3,165	$ 10
Portfolio turnover rate	206% A	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income (loss) E	.14	.28	.34
Net realized and unrealized gain (loss)	(1.72)	(1.30)	(1.96)
Total from investment operations	(1.58)	(1.02)	(1.62)
Distributions from net investment income	(.29)	(.38)	(.36)
Distributions from net realized gain	-	(.47)	(1.50)
Total distributions	(.29)	(.85)	(1.86)
Net asset value, end of period	$ 10.56	$ 12.43	$ 14.30
Total Return B,C,D	(12.94)%	(7.66)%	(10.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A	1.00%	.97% A
Expenses net of voluntary waivers, if any	1.01% A	1.00%	.97% A
Expenses net of all reductions	.96% A	.99%	.95% A
Net investment income (loss)	2.39% A	2.28%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,626	$ 5,213	$ 3,091
Portfolio turnover rate	206% A	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Asset Manager: Growth Portfolio

See accompanying notes which are an integral part of the financial statements.

Performance

Fidelity Variable Insurance Products: Balanced Portfolio - Initial Class

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity ® VIP: Balanced - Initial Class	-8.37%	2.69%	6.76%
Fidelity Balanced 60/40 Composite	-7.77%	5.65%	11.27%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
Variable Annuity Balanced Funds Average	-7.62%	4.60%	n/a*

Average annual total returns take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Fidelity Balanced 60/40 Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM Index and the Lehman Brothers® Aggregate Bond Index. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity balanced funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 66 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Balanced Portfolio - Initial Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,320 - a 63.20% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $24,426 - a 144.26% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $18,261 - an 82.61% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $22,265 - a 122.65% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with Louis Salemy (right), who became Lead Portfolio Manager of Balanced Portfolio on February 6, 2002, and Ford O'Neil (left), manager for fixed-income investments

Q. How did the fund perform, Louis?

L.S. For the six months ending June 30, 2002, the fund lagged both the Fidelity Balanced 60/40 Composite Index and the Lipper Inc. variable annuity balanced funds average, which declined 6.54% and 6.16%, respectively. Similarly, for the 12 months ending June 30, 2002, the fund trailed the Composite index and Lipper average, which dropped 7.77% and 7.62%, respectively.

Q. What affected the fund's performance during the six-month period?

L.S. While being conservative helped in an uncertain market environment, poor stock picking hampered our relative performance. The fund benefited from its slight bias toward stronger-performing fixed-income securities - that is, bonds and cash - at the expense of equities, which trailed most other asset classes during the period. However, we lost ground by investing in a handful of stocks and high-yield bonds of companies - including Tyco International and Adelphia Communications, respectively - that were wracked by accounting scandals and credit-quality downgrades. Concerns about corporate governance also overwhelmed our equity holdings in advertising conglomerate Omnicom. On a sector level, the fund's fairly aggressive positioning in financial stocks hurt results. Here, we emphasized brokerage firms, such as Merrill Lynch and Morgan Stanley, and other transaction-oriented companies that stood to benefit from a potential economic rebound. Unfortunately, we were early, and persistently weak capital markets activity plagued these stocks. Fund performance also suffered from underweighting banks - based on credit-quality concerns and potential yield-curve flattening - as they continued to benefit from last year's sharply declining interest rates. Finally, in the biotechnology industry, our holdings in Amgen offset some of what we gained from otherwise underweighting a group that stumbled on numerous disappointments with high-profile drugs.

Q. What other moves influenced performance?

L.S. Shying away from technology stocks provided a relative boost versus the index. The fund was helped by my decision to reduce its tech weighting after taking over the portfolio in February, based on my cautious growth outlook for a sector vulnerable to further declines. I felt that the earnings expectations and valuations of tech hardware firms were still too high given continued deterioration in capital spending and the absence of any major breakthrough technologies. Underweighting companies such as Intel and IBM, which were hurt as the market rotated away from large-cap growth stocks, further benefited the fund. I sold off Intel and IBM during the period. However, the stocks I felt could benefit from a PC upgrade cycle, such as Microsoft, generally dampened performance. The fund's stake in defensive, stable-growth stocks paid off. While it was tough to find many quality companies that were attractively priced and had good earnings growth, we were successful in consumer staples with Gillette and McCormick & Co., and such specialty retailers as Hollywood Entertainment. The fund benefited from my decision to further emphasize these names, as well as defensive financials such as Freddie Mac and Fannie Mae, which helped hedge against my more "offensive" cyclical positioning in the brokerage houses. Finally, trimming some cyclical positions to take profits during the spring increased the fund's cash weighting, which, given the weak equity market, helped performance.

Q. Turning to you, Ford, what drove the investment-grade portion of the fund?

F.O. Despite volatile interest rate and stock market conditions, investment-grade bonds fared well, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against a backdrop of falling interest rates and yield-curve steepening, favorable sector allocation proved critical to the subportfolio's success. The fund benefited from my emphasis on higher-yielding spread sectors, namely mortgage and asset-backed securities, which outperformed Treasuries during the period. Strong security selection in these groups also aided performance. We primarily benefited from reducing our weighting in corporates, given heightened downside risk, and adding more exposure to high-quality mortgage securities, which performed very well as mortgage rates rose and prepayment activity slowed. Within corporates, good credit analysis and diversification were key, as we successfully avoided several prominent issuers that experienced severe financial stress.

Q. What's your outlook, Louis?

L.S. I remain cautious, as I feel the earnings recovery that many investors are expecting in the second half of 2002 is unlikely to occur. That said, I'll continue to toe the line between offense and defense, looking for companies on both sides with strong earnings growth and attractive relative valuations.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks both income and growth of capital

Start date: January 3, 1995

Size: as of June 30, 2002, more than $292 million

Manager: Louis Salemy, since February 2002, and Ford O'Neil, since 2001; Louis Salemy joined Fidelity in 1992; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Morgan Stanley	3.3
Microsoft Corp.	3.1
Gillette Co.	2.6
BellSouth Corp.	2.5
Freddie Mac	2.3
13.8
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	17.5
Consumer Discretionary	13.2
Consumer Staples	9.0
Telecommunication Services	5.0
Industrials	4.9
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	53.7%
Bonds	37.6%
Short-Term Investments and Net Other Assets	8.3%
Other Investments	0.4%

* Foreign investments 3.0%

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.6%
Media - 4.0%
AOL Time Warner, Inc. (a)	12	$ 177
Comcast Corp. Class A (special) (a)	47,000	1,120,480
E.W. Scripps Co. Class A	15,300	1,178,100
EchoStar Communications Corp. Class A (a)	133,700	2,481,472
General Motors Corp. Class H (a)	72,700	756,080
Omnicom Group, Inc.	91,300	4,181,540
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	150	0
Walt Disney Co.	106,700	2,016,630
		11,734,479
Multiline Retail - 3.1%
Kohls Corp. (a)	50,100	3,511,008
Wal-Mart Stores, Inc.	100,100	5,506,501
		9,017,509
Specialty Retail - 2.1%
Hollywood Entertainment Corp. (a)	79,500	1,644,060
Home Depot, Inc.	126,650	4,651,855
		6,295,915
Textiles Apparel & Luxury Goods - 0.4%
Liz Claiborne, Inc.	35,700	1,135,260
TOTAL CONSUMER DISCRETIONARY		28,183,163
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
The Coca-Cola Co.	51,200	2,867,200
Food & Drug Retailing - 0.8%
Rite Aid Corp.	1,392	3,271
Walgreen Co.	63,800	2,464,594
		2,467,865
Food Products - 0.6%
McCormick & Co., Inc. (non-vtg.)	56,000	1,442,000
Unilever PLC sponsored ADR	10,400	379,808
		1,821,808
Household Products - 1.3%
Colgate-Palmolive Co.	34,200	1,711,710
Kimberly-Clark Corp.	33,200	2,058,400
		3,770,110
Personal Products - 2.6%
Gillette Co.	222,700	7,542,849
Tobacco - 1.8%
Philip Morris Companies, Inc.	118,350	5,169,528
TOTAL CONSUMER STAPLES		23,639,360
ENERGY - 2.0%
Oil & Gas - 2.0%
Exxon Mobil Corp.	139,932	5,726,017

	Shares	Value (Note 1)
FINANCIALS - 11.7%
Banks - 1.1%
Bank One Corp.	27,000	$ 1,038,960
Wells Fargo & Co.	45,800	2,292,748
		3,331,708
Diversified Financials - 9.4%
Fannie Mae	84,200	6,209,750
Freddie Mac	110,700	6,774,840
Goldman Sachs Group, Inc.	10,300	755,505
Merrill Lynch & Co., Inc.	96,900	3,924,450
Morgan Stanley	225,400	9,710,221
		27,374,766
Insurance - 1.2%
American International Group, Inc.	49,850	3,401,266
TOTAL FINANCIALS		34,107,740
HEALTH CARE - 3.4%
Biotechnology - 0.9%
Amgen, Inc. (a)	62,800	2,630,064
Health Care Equipment & Supplies - 0.1%
Align Technology, Inc. (a)	47,000	189,927
Pharmaceuticals - 2.4%
Allergan, Inc.	17,900	1,194,825
Bristol-Myers Squibb Co.	15,800	406,060
Johnson & Johnson	20,100	1,050,426
Pfizer, Inc.	128,300	4,490,500
		7,141,811
TOTAL HEALTH CARE		9,961,802
INDUSTRIALS - 4.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	16,400	1,139,800
Northrop Grumman Corp.	11,500	1,437,500
United Technologies Corp.	10,200	692,580
		3,269,880
Airlines - 0.3%
Mesaba Holdings, Inc. (a)	2,493	14,634
Southwest Airlines Co.	45,600	736,896
		751,530
Building Products - 0.3%
American Standard Companies, Inc. (a)	11,400	856,140
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	10,000	627,500
First Data Corp.	16,300	606,360
		1,233,860
Industrial Conglomerates - 1.8%
General Electric Co.	181,600	5,275,480
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.2%
Albany International Corp. Class A	20,700	$ 557,037
TOTAL INDUSTRIALS		11,943,927
INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	133,700	1,865,115
Electronic Equipment & Instruments - 0.0%
Insilco Corp. warrants 8/15/07 (a)	60	1
Software - 3.1%
Microsoft Corp. (a)	163,300	8,932,510
TOTAL INFORMATION TECHNOLOGY		10,797,626
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	24,904	1,105,738
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.1%
BellSouth Corp.	227,500	7,166,250
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	290	44
warrants 1/15/07 (CV ratio .6) (a)	50	8
McCaw International Ltd. warrants 4/16/07 (a)(g)	290	0
NTL, Inc. warrants 10/14/08 (a)	199	2
Ono Finance PLC rights 5/31/09 (a)(g)	210	2
Qwest Communications International, Inc.	32,600	91,280
SBC Communications, Inc.	59,470	1,813,835
		9,071,421
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	348,700	1,119,327
TOTAL TELECOMMUNICATION SERVICES		10,190,748
TOTAL COMMON STOCKS (Cost $140,363,179)		135,656,121
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	152	30

	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc. Series M, $11.125	3,961	$ 253,504
Granite Broadcasting Corp. $127.50 pay-in-kind	100	62,000
PRIMEDIA, Inc. Series F, $9.20	4,135	140,590
Sinclair Capital 11.625%	1,365	141,960
		598,054
FINANCIALS - 0.1%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	50	47,700
Real Estate - 0.1%
California Federal Preferred Capital Corp. Series A, $2.2812	8,000	208,000
TOTAL FINANCIALS		255,700
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Fresenius Medical Care Capital Trust II $78.75	255	236,345
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,090,099
TOTAL PREFERRED STOCKS (Cost $1,413,385)		1,090,129
Corporate Bonds - 16.7%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 5.75% 5/15/08	Caa1	$ 110,000	80,850
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	260,000	110,136
Sanmina-SCI Corp. 0% 9/12/20	Ba2	300,000	108,000
Solectron Corp. liquid yield option note 0% 5/8/20	Ba3	40,000	22,800
			240,936
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	B3	$ 150,000	$ 63,570
TOTAL CONVERTIBLE BONDS			385,356
Nonconvertible Bonds - 16.6%
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	40,000	39,400
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	150,000	156,552
Dura Operating Corp. 8.625% 4/15/12 (g)	B1	115,000	115,000
Meritor Automotive, Inc. 6.8% 2/15/09	Baa3	200,000	186,000
			496,952
Hotels, Restaurants & Leisure - 0.8%
Alliance Gaming Corp. 10% 8/1/07	B3	100,000	105,000
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2	100,000	98,250
Boyd Gaming Corp. 9.25% 10/1/03	Ba3	230,000	234,600
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	110,000	115,500
Extended Stay America, Inc. 9.875% 6/15/11	B2	95,000	98,325
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	140,000	137,900
HMH Properties, Inc. 7.875% 8/1/08	Ba3	100,000	96,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	90,000	91,800
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	120,000	119,100
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	150,000	158,625
Park Place Entertainment Corp. 8.125% 5/15/11	Ba2	210,000	207,900
Penn National Gaming, Inc. 11.125% 3/1/08	B3	120,000	127,500
Six Flags, Inc. 9.5% 2/1/09	B2	200,000	204,000
Station Casinos, Inc. 8.375% 2/15/08	B1	100,000	102,250

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10 (g)	Caa1	$ 195,000	$ 196,463
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	100,000	103,000
			2,196,213
Household Durables - 0.3%
Beazer Homes USA, Inc. 8.875% 4/1/08	Ba2	150,000	152,250
Champion Enterprises, Inc. 11.25% 4/15/07 (g)	B2	105,000	88,200
D.R. Horton, Inc.:
8% 2/1/09	Ba1	75,000	73,875
10.5% 4/1/05	Ba1	100,000	106,000
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	200,000	200,000
Ryland Group, Inc. 9.125% 6/15/11	Ba3	160,000	169,600
			789,925
Internet & Catalog Retail - 0.0%
J. Crew Operating Corp. 10.375% 10/15/07	Caa1	120,000	104,400
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 5.6% 11/1/05	Ba3	150,000	139,500
The Hockey Co. 11.25% 4/15/09 (g)	B2	70,000	70,000
			209,500
Media - 1.8%
Adelphia Communications Corp. 10.875% 10/1/10 (d)	Caa2	295,000	120,950
American Media Operations, Inc. 10.25% 5/1/09	B2	80,000	84,000
AOL Time Warner, Inc.:
6.875% 5/1/12	Baa1	140,000	129,115
7.7% 5/1/32	Baa1	105,000	93,146
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	650,000	638,960
CanWest Media, Inc. 10.625% 5/15/11	B2	275,000	275,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)	B2	75,000	27,000
8.25% 4/1/07	B2	180,000	122,400
10% 5/15/11	B2	120,000	80,400
10.75% 10/1/09	B2	70,000	48,300
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	220,000	218,900
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	115,000	117,635
Corus Entertainment, Inc. 8.75% 3/1/12	B1	240,000	243,600
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	$ 230,000	$ 230,000
News America Holdings, Inc.:
7.375% 10/17/08	Baa3	500,000	526,483
7.75% 12/1/45	Baa3	200,000	186,673
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	270,000	274,050
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06 (d)	Caa1	240,000	182,400
Pegasus Satellite Communications, Inc. 0% 3/1/07 (e)	Caa1	200,000	50,000
Penton Media, Inc. 11.875% 10/1/07 (g)	B3	130,000	111,800
Radio One, Inc. 8.875% 7/1/11	B3	200,000	200,000
Telewest PLC yankee 11% 10/1/07	Caa3	315,000	127,575
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	150,000	149,252
Time Warner, Inc. 8.18% 8/15/07	Baa1	910,000	968,882
Yell Finance BV 0% 8/1/11 (e)	B2	130,000	88,725
			5,295,246
Multiline Retail - 0.0%
JCPenney Co., Inc. 7.375% 8/15/08	Ba3	35,000	34,125
Specialty Retail - 0.1%
AutoNation, Inc. 9% 8/1/08	Ba2	140,000	144,200
Gap, Inc. 6.9% 9/15/07	Ba3	100,000	90,000
United Auto Group, Inc. 9.625% 3/15/12 (g)	B3	150,000	151,500
			385,700
Textiles Apparel & Luxury Goods - 0.1%
The William Carter Co. 10.875% 8/15/11	B3	200,000	218,000
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	120,000	119,700
			337,700
TOTAL CONSUMER DISCRETIONARY			9,849,761
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	140,000	144,550

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Food & Drug Retailing - 0.3%
Fred Meyer, Inc. 7.375% 3/1/05	Baa3	$ 300,000	$ 321,811
Kroger Co. 8.05% 2/1/10	Baa3	225,000	250,120
Pathmark Stores, Inc. 8.75% 2/1/12	B2	40,000	40,800
Rite Aid Corp. 12.5% 9/15/06	B-	215,000	199,950
Roundy's, Inc. 8.875% 6/15/12 (g)	B2	90,000	89,775
			902,456
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07 (h)	Ba1	155,000	153,438
Dean Foods Co. 8.15% 8/1/07	B1	130,000	133,250
Del Monte Corp. 9.25% 5/15/11	B3	120,000	124,800
Doane Pet Care Co. 9.75% 5/15/07	B-	150,000	130,500
Dole Food Co., Inc. 7.25% 5/1/09 (g)	Ba1	90,000	91,800
			633,788
Household Products - 0.1%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	210,000	215,250
10% 11/1/08	Ba3	180,000	207,900
			423,150
Tobacco - 0.2%
Philip Morris Companies, Inc. 6.95% 6/1/06	A2	500,000	530,867
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	125,000	127,983
			658,850
TOTAL CONSUMER STAPLES			2,762,794
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	45,000	45,900
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	145,000	150,800
Trico Marine Services, Inc. 8.875% 5/15/12 (g)	B2	50,000	49,625
			246,325
Oil & Gas - 0.6%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	150,000	160,079
Chesapeake Energy Corp. 8.125% 4/1/11	B1	290,000	286,375
Devon Energy Corp. 7.95% 4/15/32	Baa2	200,000	215,137
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pemex Project Funding Master Trust 7.875% 2/1/09 (g)	Baa1	$ 180,000	$ 179,550
Plains Exploration & Production Co. LP 8.75% 7/1/12 (g)	-	100,000	98,376
Suncor Energy, Inc. 7.15% 2/1/32	A3	135,000	138,876
The Coastal Corp. 7.75% 6/15/10	Baa2	350,000	346,414
Vintage Petroleum, Inc. 8.25% 5/1/12 (g)	Ba3	130,000	128,050
Western Oil Sands, Inc. 8.375% 5/1/12 (g)	Ba2	225,000	226,125
			1,778,982
TOTAL ENERGY			2,025,307
FINANCIALS - 5.7%
Banks - 1.2%
BankAmerica Corp. 5.875% 2/15/09	Aa2	500,000	504,131
BankBoston Corp. 6.625% 2/1/04	A2	60,000	62,524
Barclays Bank PLC yankee 8.55% 9/29/49 (f)(g)	Aa3	145,000	166,891
Capital One Bank 6.5% 7/30/04	Baa2	250,000	252,525
First Union Corp. 7.55% 8/18/05	A1	715,000	782,365
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	140,000	150,705
FleetBoston Financial Corp. 7.25% 9/15/05	A1	275,000	299,054
Korea Development Bank 7.375% 9/17/04	A3	160,000	171,593
MBNA Corp.:
6.25% 1/17/07	Baa2	120,000	122,811
6.34% 6/2/03	Baa2	100,000	98,192
7.5% 3/15/12	Baa2	175,000	186,353
PNC Funding Corp. 5.75% 8/1/06	A2	155,000	159,765
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (j)	A1	145,000	151,582
8.817% 3/31/49	A1	120,000	130,590
Sovereign Bancorp, Inc. 10.5% 11/15/06	Ba2	100,000	111,000
Washington Mutual, Inc. 5.625% 1/15/07	A3	250,000	253,210
			3,603,291

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Diversified Financials - 3.8%
Abbey National Capital Trust I 8.963% 12/29/49 (f)	A1	$ 200,000	$ 230,900
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	Baa1	250,000	264,581
Alliance Capital Management LP 5.625% 8/15/06	A2	150,000	153,720
American Airlines pass thru trust certificate 7.858% 4/1/13	Baa1	200,000	216,472
American Gen. Finance Corp. 5.875% 7/14/06	A1	500,000	516,338
Amvescap PLC 6.6% 5/15/05	A2	100,000	105,954
Armkel Finance, Inc. 9.5% 8/15/09	B2	230,000	238,050
Associates Corp. of North America 6% 7/15/05	Aa1	250,000	266,418
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	120,000	120,000
Burlington Resources Finance Co. 7.4% 12/1/31 (g)	Baa1	125,000	130,705
Capital One Financial Corp. 7.125% 8/1/08	Baa3	160,000	149,780
CIT Group, Inc. 7.75% 4/2/12	A2	125,000	123,053
Continental Airlines, Inc. pass thru trust certificate 7.461% 4/1/13	Baa3	136,441	131,900
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	170,000	173,771
6.85% 6/15/04	A3	255,000	269,731
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	Aa3	170,000	176,216
6.5% 1/15/12	Aa3	60,000	60,470
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	45,000	48,278
7.779% 1/2/12	Baa2	250,000	252,650
7.92% 5/18/12	Baa1	50,000	51,796
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	210,000	218,702
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	130,000	129,025
Ford Motor Credit Co.:
6.5% 1/25/07	A3	190,000	190,174
6.875% 2/1/06	A3	150,000	153,460
7.375% 10/28/09	A3	650,000	672,882
General Electric Capital Corp. 6% 6/15/12	Aaa	275,000	270,999
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	$ 220,000	$ 227,939
6.75% 1/15/06	A2	80,000	83,057
7.5% 7/15/05	A2	500,000	532,876
7.75% 1/19/10	A2	200,000	211,619
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	310,000	315,768
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (g)	B3	266,094	242,146
Household Finance Corp.:
6.375% 10/15/11	A2	50,000	47,831
6.5% 1/24/06	A2	75,000	76,679
8% 5/9/05	A2	30,000	32,315
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A2	200,000	235,267
ING Capital Funding Trust III 8.439% 12/31/10	A1	150,000	167,249
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	300,000	303,722
6.75% 2/1/11	A1	185,000	191,755
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	150,000	157,097
Morgan Stanley 6.6% 4/1/12	Aa3	160,000	163,054
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	140,000	134,644
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	200,000	201,192
7.875% 11/15/10	Baa3	315,000	325,553
Northwest Airlines pass thru trust certificate 8.304% 9/1/10	Ba2	87,680	82,858
Petronas Capital Ltd. 7% 5/22/12 (g)	Baa1	385,000	391,256
Popular North America, Inc. 6.125% 10/15/06	A3	220,000	225,550
RFS Partnership LP/RFS Financing, Inc. 9.75% 3/1/12	B1	40,000	40,800
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	500,000	312,966
8.75% 3/15/32	Baa3	120,000	90,248
Stone Container Finance Co. yankee 11.5% 8/15/06 (g)	B2	370,000	395,900
TCI Communications Financing III 9.65% 3/31/27	Baa3	180,000	179,891

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TXU Eastern Funding 6.75% 5/15/09	Baa1	$ 160,000	$ 160,878
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Ba2	150,000	75,000
UBS Preferred Funding Trust 1 8.622% 12/29/49	A1	300,000	343,696
			11,264,831
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (g)	Aa2	100,000	100,843
6.25% 2/15/12 (g)	Aa2	130,000	133,216
			234,059
Real Estate - 0.6%
BRE Properties, Inc. 5.95% 3/15/07	Baa2	250,000	253,856
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	15,000	15,541
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	100,000	103,995
Duke Realty LP 7.3% 6/30/03	Baa1	500,000	519,194
EOP Operating LP 6.625% 2/15/05	Baa1	200,000	209,243
ERP Operating LP 7.1% 6/23/04	Baa1	200,000	210,504
Meditrust Corp. 7.82% 9/10/26	Ba3	155,000	154,225
ProLogis Trust 6.7% 4/15/04	Baa1	55,000	57,164
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	160,000	164,800
			1,688,522
TOTAL FINANCIALS			16,790,703
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
ALARIS Medical Systems, Inc. 11.625% 12/1/06	B2	160,000	178,400
Health Care Providers & Services - 0.4%
Alderwoods Group, Inc. 11% 1/2/07	-	140,000	140,700
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	110,000	113,300
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	B2	235,000	244,400
HCA, Inc. 7.125% 6/1/06	Ba1	180,000	185,400
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (g)	B3	145,000	146,450
Service Corp. International (SCI) 6.5% 3/15/08	B1	140,000	124,600
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Triad Hospitals, Inc. 8.75% 5/1/09	B1	$ 120,000	$ 126,000
Unilab Corp. 12.75% 10/1/09	B3	46,000	53,590
			1,134,440
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10 (g)	Caa1	155,000	144,150
TOTAL HEALTH CARE			1,456,990
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Raytheon Co. 8.2% 3/1/06	Baa3	500,000	551,381
Building Products - 0.1%
American Standard, Inc. 7.375% 2/1/08	Ba2	130,000	132,600
Commercial Services & Supplies - 0.1%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	40,000	39,900
Iron Mountain, Inc.:
8.625% 4/1/13	B2	100,000	101,750
8.75% 9/30/09	B2	130,000	132,275
			273,925
Construction & Engineering - 0.0%
Blount, Inc. 7% 6/15/05	Caa1	120,000	105,600
Machinery - 0.3%
Case Corp. 7.25% 1/15/16	Ba2	80,000	61,600
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	120,000	126,600
Joy Global, Inc. 8.75% 3/15/12	B2	155,000	158,100
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	B3	110,000	106,150
Terex Corp. 9.25% 7/15/11	B2	150,000	153,750
Tyco International Group SA yankee:
5.8% 8/1/06	Ba2	190,000	149,975
6.75% 2/15/11	Ba2	200,000	155,314
			911,489
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	200,000	208,000

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Road & Rail - 0.0%
TFM SA de CV 12.5% 6/15/12 (g)	B1	$ 70,000	$ 66,675
TOTAL INDUSTRIALS			2,249,670
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Motorola, Inc. 8% 11/1/11	Baa2	200,000	195,174
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 6.5% 7/1/12	A3	270,000	268,650
Seagate Technology HDD Holdings 8% 5/15/09 (g)	Ba2	70,000	69,650
			338,300
Electronic Equipment & Instruments - 0.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	230,000	236,900
Flextronics International Ltd. 9.875% 7/1/10	Ba2	100,000	103,500
			340,400
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	175,000	181,125
TOTAL INFORMATION TECHNOLOGY			1,054,999
MATERIALS - 1.0%
Chemicals - 0.3%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (g)	B3	120,000	122,400
Huntsman International LLC 9.875% 3/1/09 (g)	B3	60,000	60,300
IMC Global, Inc. 10.875% 6/1/08	Ba1	160,000	172,800
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	180,000	171,900
Methanex Corp. yankee 7.4% 8/15/02	Ba1	425,000	425,000
			952,400
Containers & Packaging - 0.3%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	200,000	201,000
Owens-Illinois, Inc. 7.35% 5/15/08	B3	190,000	171,000
Riverwood International Corp.:
10.625% 8/1/07	B3	150,000	156,000
10.625% 8/1/07	B3	80,000	84,000
Sealed Air Corp. 8.75% 7/1/08 (g)	Baa3	150,000	155,250
			767,250
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.2%
AK Steel Corp. 7.75% 6/15/12 (g)	B1	$ 110,000	$ 109,450
Better Minerals & Aggregates Co. 13% 9/15/09	Caa2	110,000	101,200
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	109,000	114,995
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	265,000	271,625
			597,270
Paper & Forest Products - 0.2%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	115,000	112,125
8.125% 5/15/11	Ba1	205,000	196,800
Weyerhaeuser Co. 6.75% 3/15/12 (g)	Baa2	200,000	207,103
			516,028
TOTAL MATERIALS			2,832,948
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Corp.:
6.5% 3/15/29	Baa2	575,000	396,750
8% 11/15/31 (g)	Baa2	100,000	78,000
British Telecommunications PLC 8.875% 12/15/30	Baa1	250,000	272,292
Citizens Communications Co. 8.5% 5/15/06	Baa2	165,000	159,680
Deutsche Telekom International Finance BV 8.25% 6/15/05 (f)	Baa1	250,000	255,788
FairPoint Communications, Inc. 12.5% 5/1/10	B3	30,000	29,175
NTL Communications Corp. 11.5% 10/1/08 (d)	Ca	350,000	105,000
NTL, Inc. 0% 4/1/08 (d)(e)	Ca	260,000	70,200
Ono Finance PLC 13% 5/1/09	Caa2	265,000	87,450
Qwest Corp. 8.875% 3/15/12 (g)	Baa3	400,000	356,000
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	220,000	220,644
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	450,000	459,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (d)	C	136,000	2,720
TELUS Corp. 7.5% 6/1/07	Baa2	610,000	547,293
Triton PCS, Inc. 9.375% 2/1/11	B2	200,000	136,000

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Verizon New York, Inc. 7.375% 4/1/32	A1	$ 95,000	$ 89,609
WorldCom, Inc.:
7.5% 5/15/11 (d)	Ca	410,000	67,650
7.875% 5/15/03 (d)	Ca	75,000	12,375
8.25% 5/15/31 (d)	Ca	340,000	56,100
			3,401,726
Wireless Telecommunication Services - 0.4%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1	200,000	40,000
American Tower Corp. 9.375% 2/1/09	Caa1	115,000	64,400
AT&T Wireless Services, Inc.:
7.875% 3/1/11	Baa2	250,000	201,935
8.75% 3/1/31	Baa2	250,000	193,073
Crown Castle International Corp. 10.75% 8/1/11	B3	80,000	51,600
Echostar Broadband Corp. 10.375% 10/1/07	B1	420,000	403,200
Millicom International Cellular SA 13.5% 6/1/06	Caa1	211,000	73,850
Nextel Communications, Inc. 0% 10/31/07 (e)	B3	210,000	109,200
			1,137,258
TOTAL TELECOMMUNICATION SERVICES			4,538,984
UTILITIES - 1.7%
Electric Utilities - 1.2%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (g)	Baa2	150,000	158,413
Avon Energy Partners Holdings 6.46% 3/4/08 (g)	Baa3	300,000	292,993
CMS Energy Corp.:
8.375% 7/1/03	B3	220,000	180,400
8.5% 4/15/11	B3	30,000	21,000
Detroit Edison Co. 6.125% 10/1/10	A3	165,000	164,454
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	185,000	184,020
FirstEnergy Corp. 6.45% 11/15/11	Baa2	195,000	189,325
Hydro-Quebec 6.3% 5/11/11	A1	700,000	742,056
Illinois Power Co. 7.5% 6/15/09	Baa2	150,000	141,975
Israel Electric Corp. Ltd. 7.75% 12/15/27 (g)	A3	315,000	263,192
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	75,000	86,292
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	160,000	156,800
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
6.25% 3/1/04	B3	$ 60,000	$ 57,600
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	500,000	454,152
Southern California Edison Co. 8.95% 11/3/03	Ba3	200,000	205,000
TECO Energy, Inc. 7% 5/1/12	A3	210,000	220,232
Texas Utilities Co. 6.375% 1/1/08	Baa3	40,000	40,335
			3,558,239
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	70,000	72,845
El Paso Energy Corp. 7.75% 1/15/32	Baa2	110,000	102,007
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	100,000	105,758
Sempra Energy 7.95% 3/1/10	A2	95,000	101,277
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	185,000	198,043
			579,930
Multi-Utilities & Unregulated Power - 0.3%
AES Corp.:
8% 12/31/08	Ba3	315,000	189,000
9.5% 6/1/09	Ba3	120,000	78,000
Calpine Corp. 8.5% 2/15/11	B1	170,000	111,350
Western Resources, Inc.:
7.875% 5/1/07 (g)	Ba1	110,000	109,175
9.75% 5/1/07 (g)	Ba2	100,000	96,000
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	225,000	182,205
7.5% 1/15/31	Baa2	35,000	25,135
			790,865
TOTAL UTILITIES			4,929,034
TOTAL NONCONVERTIBLE BONDS			48,491,190
TOTAL CORPORATE BONDS (Cost $50,707,172)			48,876,546
U.S. Government and Government Agency Obligations - 7.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 1.5%
Fannie Mae:
5.5% 5/2/06	Aa2	$ 350,000	$ 367,652
6.25% 2/1/11	Aa2	165,000	173,441
7.125% 6/15/10	Aaa	320,000	360,095
7.25% 5/15/30	Aaa	1,383,000	1,574,850
Freddie Mac:
5.5% 7/15/06	Aaa	530,000	555,911
5.75% 3/15/09	Aaa	700,000	734,194
6.25% 7/15/32	Aaa	166,000	166,896
6.75% 3/15/31	Aaa	244,000	262,208
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			4,195,247
U.S. Treasury Obligations - 5.7%
U.S. Treasury Bills, yield at date of purchase 1.67% to 1.77% 7/5/02 to 8/8/02 (i)	-	1,400,000	1,398,812
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	945,000	1,023,664
6.625% 2/15/27	Aaa	50,000	56,141
11.25% 2/15/15	Aaa	845,000	1,312,787
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	500,000	505,275
3.5% 11/15/06	Aaa	340,000	333,944
4.75% 11/15/08	Aaa	80,000	81,464
5.75% 11/15/05	Aaa	5,150,000	5,496,018
7% 7/15/06	Aaa	5,800,000	6,478,548
TOTAL U.S. TREASURY OBLIGATIONS			16,686,653
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,416,508)			20,881,900
U.S. Government Agency - Mortgage Securities - 11.5%

Fannie Mae - 7.7%
5.5% 2/1/11 to 3/1/32	Aaa	1,743,450	1,706,063
6% 4/1/09 to 6/1/32	Aaa	7,211,841	7,239,921
6.5% 9/1/16 to 5/1/31	Aaa	7,632,305	7,826,854
6.5% 7/1/32 (h)	Aaa	2,552,786	2,601,448
7% 12/1/24 to 2/1/28	Aaa	744,470	775,679
7.5% 5/1/15 to 8/1/28	Aaa	1,807,319	1,904,275
8% 1/1/26	Aaa	406,024	435,222
TOTAL FANNIE MAE			22,489,462
Freddie Mac - 0.1%
7.5% 1/1/27	Aaa	171,948	181,501
U.S. Government Agency - Mortgage Securities - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Government National Mortgage Association - 3.7%
6% 7/1/32 (h)	Aaa	$ 2,000,000	$ 1,996,250
6.5% 10/15/27 to 10/15/31	Aaa	3,650,960	3,744,250
7% 1/15/28 to 3/15/32	Aaa	3,617,209	3,764,203
7% 7/1/32 (h)	Aaa	728,000	755,755
7.5% 6/15/27 to 3/15/28	Aaa	620,814	657,628
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			10,918,086
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,823,992)			33,589,049
Asset-Backed Securities - 1.3%

American Express Credit Account Master Trust:
2.19% 12/15/08 (j)	A1	200,000	199,794
6.1% 12/15/06	A1	200,000	210,088
Capital One Master Trust:
2.21% 4/16/07 (j)	A2	200,000	200,079
5.45% 3/16/09	Aaa	400,000	415,356
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	65,000	66,859
5.07% 2/15/08	Aaa	430,000	438,063
Discover Card Master Trust I 5.75% 12/15/08	Aaa	600,000	630,037
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	100,000	103,625
5.71% 9/15/05	A1	90,000	93,980
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	270,000	276,197
5.09% 10/18/06	Aaa	145,000	149,736
MBNA Credit Card Master Note Trust 5.75% 10/15/08	Aaa	200,000	210,570
Sears Credit Account Master Trust II:
2.13% 6/16/08 (j)	A1	200,000	199,344
6.75% 9/16/09	Aaa	365,000	394,529
7.5% 11/15/07	A2	200,000	211,360
TOTAL ASSET-BACKED SECURITIES (Cost $3,660,067)			3,799,617
Commercial Mortgage Securities - 1.1%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	$ 500,000	$ 560,202
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	160,000	167,904
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	500,000	561,630
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	500,000	544,844
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (j)	Baa3	500,000	492,500
J.P. Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class A2, 7.77% 10/15/32	Aaa	225,000	252,518
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	500,000	530,781
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,903,312)			3,110,379
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 7.125% 1/11/12	Baa1	160,000	161,500
Malaysian Government 7.5% 7/15/11	Baa2	110,000	116,875
Ontario Province 6% 2/21/06	Aa3	200,000	212,018
Polish Government 6.25% 7/3/12	Baa1	225,000	225,245
Quebec Province yankee 7.125% 2/9/24	A1	30,000	32,561
United Mexican States 9.875% 2/1/10	Baa2	200,000	223,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $943,129)			971,699
Floating Rate Loans - 0.4%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wyndham International, Inc. term loan 6.625% 6/30/06 (j)	-	$ 220,000	$ 193,600
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Suiza Foods Corp. Tranche B term loan 4.11% 7/15/08 (j)	Ba2	249,375	249,998
FINANCIALS - 0.1%
Diversified Financials - 0.1%
American Tower LP Tranche B term loan 4.97% 12/31/07 (j)	B2	150,000	130,500
Nextel Finance Co. Tranche D term loan 4.9375% 3/31/09 (j)	-	450,000	342,000
			472,500
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 4.6723% 7/21/06 (j)	Ba3	147,443	147,075
Tranche C term loan 4.9311% 7/21/07 (j)	Ba3	176,932	176,489
			323,564
TOTAL FLOATING RATE LOANS (Cost $1,306,790)			1,239,662
Money Market Funds - 16.6%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	48,332,714	48,332,714
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	207,500	207,500
TOTAL MONEY MARKET FUNDS (Cost $48,540,214)		48,540,214
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $303,077,748)	297,755,316
NET OTHER ASSETS - (2.0)%	(5,696,149)
NET ASSETS - 100%	$ 292,059,167
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
80 S&P 500 Index Contracts	Sept. 2002	$ 19,802,000	$ (135,112)
The face value of futures purchased as a percentage of net assets - 6.8%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,824,083 or 2.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,398,812.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

Aaa, Aa, A	24.5%
Baa	5.5%
Ba	2.9%
B	3.4%
Caa, Ca, C	0.7%
D	0.0%
Not Rated	0.3%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $212,667,164 and $212,732,707, respectively, of which long-term U.S. government and government agency obligations aggregated $66,103,383 and $64,745,009, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,666 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $27,495.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $1,239,662 or 0.4% of net assets.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $303,343,620. Net unrealized depreciation aggregated $5,588,304, of which $14,080,588 related to appreciated investment securities and $19,668,892 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $12,626,000 of which $1,350,000 and $11,276,000 will expire on December 31, 2008 and 2009, respectively.

Balanced Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $234,995) (cost $303,077,748) - See accompanying schedule		$ 297,755,316
Cash		231,651
Receivable for investments sold		783,150
Receivable for fund shares sold		62,245
Dividends receivable		174,313
Interest receivable		1,677,902
Total assets		300,684,577
Liabilities
Payable for investments purchased Regular delivery	$ 2,012,194
Delayed delivery	5,737,951
Payable for fund shares redeemed	460,650
Accrued management fee	107,826
Distribution fees payable	6,286
Payable for daily variation on futures contracts	38,000
Other payables and accrued expenses	55,003
Collateral on securities loaned, at value	207,500
Total liabilities		8,625,410
Net Assets		$ 292,059,167
Net Assets consist of:
Paid in capital		$ 307,747,748
Undistributed net investment income		4,250,980
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,481,994)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,457,567)
Net Assets		$ 292,059,167
Initial Class: Net Asset Value, offering price and redemption price per share ($249,061,429 ÷ 20,315,849 shares)		$ 12.26
Service Class: Net Asset Value, offering price and redemption price per share ($22,728,825 ÷ 1,860,840 shares)		$ 12.21
Service Class 2: Net Asset Value, offering price and redemption price per share ($20,268,913 ÷ 1,666,189 shares)		$ 12.16

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,037,034
Interest		3,995,906
Security lending		1,639
Total income		5,034,579
Expenses
Management fee	$ 666,631
Transfer agent fees	108,041
Distribution fees	36,400
Accounting and security lending fees	60,017
Non-interested trustees' compensation	520
Custodian fees and expenses	13,282
Audit	14,403
Legal	2,223
Miscellaneous	10,647
Total expenses before reductions	912,164
Expense reductions	(37,361)	874,803
Net investment income (loss)		4,159,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,540,557
Foreign currency transactions	508
Futures contracts	(2,317,628)
Total net realized gain (loss)		223,437
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,520,646)
Assets and liabilities in foreign currencies	501
Futures contracts	(451,591)
Total change in net unrealized appreciation (depreciation)		(29,971,736)
Net gain (loss)		(29,748,299)
Net increase (decrease) in net assets resulting from operations		$ (25,588,523)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 4,159,776	$ 8,952,487
Net realized gain (loss)	223,437	(11,271,877)
Change in net unrealized appreciation (depreciation)	(29,971,736)	(2,022,596)
Net increase (decrease) in net assets resulting from operations	(25,588,523)	(4,341,986)
Distributions to shareholders from net investment income	(8,837,001)	(10,202,857)
Share transactions - net increase (decrease)	19,624,427	38,243,415
Total increase (decrease) in net assets	(14,801,097)	23,698,572
Net Assets
Beginning of period	306,860,264	283,161,692
End of period (including undistributed net investment income of $4,250,980 and undistributed net investment income of $8,952,853, respectively)	$ 292,059,167	$ 306,860,264
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	2,015,450	188,308	470,397
Reinvested	586,697	54,643	37,261
Redeemed	(1,577,150)	(244,988)	(75,647)
Net increase (decrease)	1,024,997	(2,037)	432,011
Dollars Sold	$ 26,634,423	$ 2,467,992	$ 6,140,282
Reinvested	7,644,656	709,812	482,533
Redeemed	(20,334,836)	(3,159,915)	(960,520)
Net increase (decrease)	$ 13,944,243	$ 17,889	$ 5,662,295
Share Transactions	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Shares Sold	4,491,272	478,642	997,411
Reinvested	636,973	66,778	14,524
Redeemed	(3,194,837)	(597,940)	(111,657)
Net increase (decrease)	1,933,408	(52,520)	900,278

Dollars Sold	$ 61,013,674	$ 6,436,065	$ 13,467,721
Reinvested	9,051,388	946,241	205,228
Redeemed	(43,357,523)	(8,040,756)	(1,478,623)
Net increase (decrease)	$ 26,707,539	$ (658,450)	$ 12,194,326
Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,644,656	$ 709,812	$ 482,533
	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 9,051,388	$ 946,241	$ 205,228

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23
Income from Investment Operations
Net investment income (loss) E	.18	.42	.48	.45	.44	.44
Net realized and unrealized gain (loss)	(1.25)	(.63)	(1.15)	.24	2.00	2.22
Total from investment operations	(1.07)	(.21)	(.67)	.69	2.44	2.66
Distributions from net investment income	(.39)	(.52)	(.48)	(.37)	(.36)	(.31)
Distributions from net realized gain	-	-	(.35)	(.43)	(.55)	-
Distributions in excess of net realized gain	-	-	(.05)	-	-	-
Total distributions	(.39)	(.52)	(.88)	(.80)	(.91)	(.31)
Net asset value, end of period	$ 12.26	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58
Total Return B, C, D	(7.97)%	(1.58)%	(4.30)%	4.55%	17.64%	22.18%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A	.57%	.58%	.57%	.59%	.61%
Expenses net of voluntary waivers, if any	.56% A	.57%	.58%	.57%	.59%	.61%
Expenses net of all reductions	.54% A	.55%	.56%	.55%	.58%	.60%
Net investment income (loss)	2.70% A	3.11%	3.18%	2.87%	2.94%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,126	$ 264,608	$ 250,802	$ 325,371	$ 307,681	$ 214,538
Portfolio turnover rate	161% A	126%	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59	$ 14.16
Income from Investment Operations
Net investment income (loss) E	.17	.41	.46	.43	.41	.08
Net realized and unrealized gain (loss)	(1.24)	(.64)	(1.14)	.24	1.98	.35
Total from investment operations	(1.07)	(.23)	(.68)	.67	2.39	.43
Distributions from net investment income	(.38)	(.50)	(.47)	(.37)	(.36)	-
Distributions from net realized gain	-	-	(.35)	(.43)	(.55)	-
Distributions in excess of net realized gain	-	-	(.05)	-	-	-
Total distributions	(.38)	(.50)	(.87)	(.80)	(.91)	-
Net asset value, end of period	$ 12.21	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Total Return B, C, D	(8.00)%	(1.72)%	(4.38)%	4.43%	17.27%	3.04%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.67%	.68%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.66% A	.67%	.68%	.67%	.70%	.71%
Expenses net of all reductions	.64% A	.65%	.66%	.66%	.69%	.71%
Net investment income (loss)	2.60% A	3.01%	3.08%	2.77%	2.79%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,735	$ 25,455	$ 27,563	$ 27,054	$ 9,562	$ 10
Portfolio turnover rate	161% A	126%	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss) E	.16	.38	.40
Net realized and unrealized gain (loss)	(1.24)	(.63)	(.75)
Total from investment operations	(1.08)	(.25)	(.35)
Distributions from net investment income	(.37)	(.51)	(.47)
Distributions from net realized gain	-	-	(.35)
Distributions in excess of net realized gain	-	-	(.05)
Total distributions	(.37)	(.51)	(.87)
Net asset value, end of period	$ 12.16	$ 13.61	$ 14.37
Total Return B, C, D	(8.10)%	(1.87)%	(2.37)%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.83%	.85%
Expenses net of voluntary waivers, if any	.82% A	.83%	.85%
Expenses net of all reductions	.80% A	.81%	.83%
Net investment income (loss)	2.44% A	2.85%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,274	$ 16,798	$ 4,797
Portfolio turnover rate	161% A	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Balanced Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Growth & Income - Initial Class	-16.81%	3.74%	6.04%
S&P 500®	-17.99%	3.66%	6.56%
Variable Annuity Growth & Income Funds Average	-14.17%	3.49%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity growth & income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 93 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth & Income Portfolio - Initial Class on December 31, 1996, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $13,806 - a 38.06% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,186 - a 41.86% increase.

The Lipper variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity large-cap core were -19.09% and 1.96%, respectively. The one year and five year average annual total returns for the variable annuity large-cap supergroup average were -20.84% and 2.01%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Louis Salemy, Portfolio Manager of Growth & Income Portfolio

Q. How did the fund perform, Louis?

A. For the six months that ended June 30, 2002, the fund lagged both the Standard & Poor's 500 Index and the variable annuity growth & income funds average tracked by Lipper Inc., which returned -13.16% and -10.01%, respectively. For the one-year period that ended June 30, 2002, the fund beat the S&P 500® index, which declined 17.99%, but trailed the Lipper average, which fell 14.17%.

Q. What accounted for the fund's performance versus its index during the past six months?

A. While being conservative helped in an uncertain market environment, poor stock picking slightly hampered our relative performance. The fund lost ground by investing in two companies, Tyco International and Adelphia Communications - both of which the fund no longer holds - that were racked by accounting scandals and credit-quality downgrades. Concerns about corporate governance also overwhelmed our holdings in advertising conglomerate Omnicom. On a sector level, the fund's fairly aggressive positioning in financial stocks hurt results. Here, we emphasized cyclically sensitive brokerage firms - including Merrill Lynch and Morgan Stanley - and other transaction-oriented companies, which all stood to benefit from a potential economic rebound and a pickup in merger and acquisition activity. Given how well these companies managed expenses during the slowdown, I believed a snap back in equity valuations and transaction volumes would result in even higher revenues and earnings. Unfortunately, we were early, and persistently weak capital markets activity plagued these stocks.

Q. How did some of your other key strategies influence performance?

A. The fund remained underweighted in banks based on my concerns about credit quality and lower net interest margins due to potential yield-curve flattening. This strategy failed, however, as banks continued to benefit from last year's sharply declining interest rates. In the biotechnology industry, our holdings in Amgen offset some of what we gained from otherwise underweighting a group that stumbled on numerous disappointments with high-profile drugs. Finally, stock selection in telecommunication services also detracted, particularly our holdings in beleaguered wireless providers such as Nextel. On the upside, shying away from technology stocks provided a relative boost versus the index. The fund was helped by my decision to reduce its tech weighting based on my cautious growth outlook for a sector vulnerable to further declines. I felt that the earnings expectations and valuations of tech hardware firms were still too high given further deterioration in capital spending and the absence of any major breakthrough technologies to drive another growth wave. Not owning companies such as Intel and IBM, which were hurt as the market rotated away from large-cap growth stocks, further benefited the fund. However, the stocks I felt could benefit from a PC upgrade cycle, such as Microsoft, generally dampened performance.

Q. What other moves worked out favorably for the fund?

A. The fund's stake in defensive, stable-growth stocks paid off. While it was tough to find many quality companies that were attractively priced and had good earnings growth, I was successful in consumer staples with Gillette and Walgreen, and such specialty retailers as Hollywood Entertainment. The fund benefited from my decision to further emphasize these names, as well as steady growing defensive financials such as Freddie Mac and Fannie Mae, which served as a hedge against my more "offensive" positioning in the brokerage houses. Overweighting defense contractors such as Lockheed Martin also aided performance, as these stocks rode a sustained up-cycle in U.S. defense spending. Finally, trimming some cyclical positions to take profits during the spring increased the fund's cash weighting, which, given the weak equity market, helped performance. Despite the fact that we remained within striking distance of the index during the period, it was a struggle keeping pace with the fund's average Lipper peer, which tended to be more conservatively positioned than we were and more heavily exposed to strong-performing traditional cyclical stocks.

Q. What's your outlook for the coming months, Louis?

A. I remain cautious, as I feel the earnings recovery that many investors are expecting in the second half of 2002 is unlikely to occur. That said, I'll continue to toe the line between offense and defense, looking for companies on both sides with strong earnings growth and attractive relative valuations.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of June 30, 2002, more than $1.0 billion

Manager: Louis Salemy, since 1998; joined Fidelity in 1992

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Morgan Stanley	5.3
Microsoft Corp.	4.8
Gillette Co.	4.5
BellSouth Corp.	4.1
Freddie Mac	3.6
22.3
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	18.9
Consumer Discretionary	18.7
Consumer Staples	14.3
Telecommunication Services	7.8
Industrials	6.9
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	81.8%
Bonds	3.1%
Short-Term Investments and Net Other Assets	15.1%

* Foreign investments	0.4%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.4%
Media - 7.7%
Comcast Corp. Class A (special) (a)	306,500	$ 7,306,960
E.W. Scripps Co. Class A	96,600	7,438,200
EchoStar Communications Corp. Class A (a)	1,543,200	28,641,792
Omnicom Group, Inc.	573,900	26,284,620
Pegasus Communications Corp. Class A (a)	1,415,100	1,033,023
Walt Disney Co.	695,300	13,141,170
		83,845,765
Multiline Retail - 5.4%
Kohls Corp. (a)	324,600	22,747,968
Wal-Mart Stores, Inc.	652,600	35,899,526
		58,647,494
Specialty Retail - 3.7%
Hollywood Entertainment Corp. (a)	505,800	10,459,944
Home Depot, Inc.	817,500	30,026,775
		40,486,719
Textiles Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	229,800	7,307,640
TOTAL CONSUMER DISCRETIONARY		190,287,618
CONSUMER STAPLES - 14.3%
Beverages - 1.7%
The Coca-Cola Co.	333,600	18,681,600
Food & Drug Retailing - 1.5%
Walgreen Co.	416,000	16,070,080
Food Products - 1.2%
McCormick & Co., Inc. (non-vtg.)	337,800	8,698,350
Unilever NV (NY Shares)	70,000	4,536,000
		13,234,350
Household Products - 2.3%
Colgate-Palmolive Co.	223,300	11,176,165
Kimberly-Clark Corp.	216,700	13,435,400
		24,611,565
Personal Products - 4.5%
Gillette Co.	1,451,600	49,165,692
Tobacco - 3.1%
Philip Morris Companies, Inc.	771,360	33,693,005
TOTAL CONSUMER STAPLES		155,456,292
ENERGY - 3.4%
Oil & Gas - 3.4%
Exxon Mobil Corp.	911,956	37,317,240

	Shares	Value (Note 1)
FINANCIALS - 18.9%
Banks - 2.0%
Bank One Corp.	164,800	$ 6,341,504
Wells Fargo & Co.	298,200	14,927,892
		21,269,396
Diversified Financials - 14.9%
Fannie Mae	482,700	35,599,125
Freddie Mac	634,632	38,839,478
Goldman Sachs Group, Inc.	64,800	4,753,080
Merrill Lynch & Co., Inc.	631,900	25,591,950
Morgan Stanley	1,332,800	57,417,024
		162,200,657
Insurance - 2.0%
American International Group, Inc.	324,805	22,161,445
TOTAL FINANCIALS		205,631,498
HEALTH CARE - 5.2%
Biotechnology - 1.5%
Amgen, Inc. (a)	394,900	16,538,412
Pharmaceuticals - 3.7%
Allergan, Inc.	117,000	7,809,750
Bristol-Myers Squibb Co.	102,500	2,634,250
Pfizer, Inc.	836,200	29,267,000
		39,711,000
TOTAL HEALTH CARE		56,249,412
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.9%
Lockheed Martin Corp.	105,400	7,325,300
Northrop Grumman Corp.	75,000	9,375,000
United Technologies Corp.	55,200	3,748,080
		20,448,380
Airlines - 0.7%
Mesaba Holdings, Inc. (a)	421,100	2,471,857
Southwest Airlines Co.	297,400	4,805,984
		7,277,841
Building Products - 0.5%
American Standard Companies, Inc. (a)	74,100	5,564,910
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	63,700	3,997,175
First Data Corp.	104,000	3,868,800
		7,865,975
Industrial Conglomerates - 3.1%
General Electric Co.	1,184,000	34,395,200
TOTAL INDUSTRIALS		75,552,306
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	844,800	11,784,960
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 4.8%
Microsoft Corp. (a)	969,600	$ 53,037,120
TOTAL INFORMATION TECHNOLOGY		64,822,080
MATERIALS - 0.7%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co.	162,300	7,206,120
Containers & Packaging - 0.0%
Ball Corp.	6	249
TOTAL MATERIALS		7,206,369
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 5.2%
BellSouth Corp.	1,425,300	44,896,950
Qwest Communications International, Inc.	209,800	587,440
SBC Communications, Inc.	387,930	11,831,865
		57,316,255
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. Class A (a)	2,259,700	7,253,637
TOTAL TELECOMMUNICATION SERVICES		64,569,892
TOTAL COMMON STOCKS (Cost $964,201,117)		857,092,707
Nonconvertible Preferred Stocks - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind (Cost $1,610,680)	3,263	750,490
Corporate Bonds - 3.1%
Ratings (unaudited) (e)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
EchoStar Communications Corp.:
5.75% 5/15/08 (d)	Caa1	$ 18,830,000	13,840,050
5.75% 5/15/08	Caa1	300,000	220,500
			14,060,550

Ratings (unaudited) (e)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - 1.8%
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
Nextel Communications, Inc.:
0% 10/31/07 (c)	B3	$ 6,200,000	$ 3,224,000
9.375% 11/15/09	B3	13,890,000	6,945,000
9.5% 2/1/11	B3	19,790,000	9,598,150
			19,767,150
TOTAL CORPORATE BONDS (Cost $48,561,201)			33,827,700
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 1.77% 7/5/02 (f) (Cost $2,499,387)	-	2,500,000	2,499,533
Money Market Funds - 18.1%
	Shares
Fidelity Cash Central Fund, 1.89% (b) (Cost $197,789,224)	197,789,224	197,789,224
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,214,661,609)		1,091,959,654
NET OTHER ASSETS - (0.1)%		(1,476,154)
NET ASSETS - 100%		$ 1,090,483,500
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
138 S&P 500 Index Contracts	Sept. 2002	$ 34,158,450	$ (233,068)
The face value of futures purchased as a percentage of net assets - 3.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,840,050 or 1.3% of net assets.

(e) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of the securities pledged amounted to $2,499,533.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $227,929,606 and $250,196,483, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,840 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,227,508,145. Net unrealized depreciation aggregated $135,548,491, of which $85,962,283 related to appreciated investment securities and $221,510,774 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $49,149,000 all of which will expire on December 31, 2009.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $1,214,661,609) - See accompanying schedule		$ 1,091,959,654
Receivable for investments sold		2,599,266
Receivable for fund shares sold		459,668
Dividends receivable		993,571
Interest receivable		1,429,451
Other receivables		17
Total assets		1,097,441,627
Liabilities
Payable for investments purchased	$ 5,051,249
Payable for fund shares redeemed	1,279,383
Accrued management fee	453,831
Distribution fees payable	44,624
Payable for daily variation on futures contracts	65,550
Other payables and accrued expenses	63,490
Total liabilities		6,958,127
Net Assets		$ 1,090,483,500
Net Assets consist of:
Paid in capital		$ 1,315,799,057
Undistributed net investment income		6,992,345
Accumulated undistributed net realized gain (loss) on investments		(109,374,880)
Net unrealized appreciation (depreciation) on investments		(122,933,022)
Net Assets		$ 1,090,483,500
Initial Class: Net Asset Value, offering price and redemption price per share ($725,394,823 ÷ 64,675,374 shares)		$ 11.22
Service Class: Net Asset Value, offering price and redemption price per share ($257,679,145 ÷ 23,097,997 shares)		$ 11.16
Service Class 2: Net Asset Value, offering price and redemption price per share ($107,409,532 ÷ 9,682,254 shares)		$ 11.09

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 6,144,618
Interest		4,635,632
Security lending		4,636
Total income		10,784,886
Expenses
Management fee	$ 2,919,826
Transfer agent fees	413,475
Distribution fees	259,334
Accounting and security lending fees	148,834
Non-interested trustees' compensation	2,057
Custodian fees and expenses	9,200
Audit	15,568
Legal	9,363
Miscellaneous	12,689
Total expenses before reductions	3,790,346
Expense reductions	(70,428)	3,719,918
Net investment income (loss)		7,064,968
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(49,991,442)
Futures contracts	(4,319,262)
Total net realized gain (loss)		(54,310,704)
Change in net unrealized appreciation (depreciation) on: Investment securities	(129,031,262)
Futures contracts	(1,298,290)
Total change in net unrealized appreciation (depreciation)		(130,329,552)
Net gain (loss)		(184,640,256)
Net increase (decrease) in net assets resulting from operations		$ (177,575,288)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,064,968	$ 15,617,953
Net realized gain (loss)	(54,310,704)	(55,343,155)
Change in net unrealized appreciation (depreciation)	(130,329,552)	(73,235,701)
Net increase (decrease) in net assets resulting from operations	(177,575,288)	(112,960,903)
Distributions to shareholders from net investment income	(15,060,404)	(15,500,793)
Distributions to shareholders from net realized gain	-	(50,237,278)
Total distributions	(15,060,404)	(65,738,071)
Share transactions - net increase (decrease)	32,329,439	192,076,906
Total increase (decrease) in net assets	(160,306,253)	13,377,932
Net Assets
Beginning of period	1,250,789,753	1,237,411,821
End of period (including undistributed net investment income of $6,992,345 and undistributed net investment income of $15,180,119, respectively)	$ 1,090,483,500	$ 1,250,789,753
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	2,896,236	2,129,395	4,225,262
Reinvested	858,112	262,919	83,941
Redeemed	(6,802,617)	(730,542)	(461,808)
Net increase (decrease)	(3,048,269)	1,661,772	3,847,395
Dollars
Sold	$ 36,782,827	$ 26,740,791	$ 52,364,642
Reinvested	10,743,568	3,275,965	1,040,871
Redeemed	(84,175,765)	(8,805,731)	(5,637,729)
Net increase (decrease)	$ (36,649,370)	$ 21,211,025	$ 47,767,784

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	8,754,467	7,628,976	5,096,985
Reinvested	3,712,724	812,593	60,117
Redeemed	(11,004,137)	(1,028,965)	(181,025)
Net increase (decrease)	1,463,054	7,412,604	4,976,077
Dollars
Sold	$ 118,081,480	$ 102,324,030	$ 66,757,918
Reinvested	53,277,595	11,603,819	856,657
Redeemed	(145,071,678)	(13,471,861)	(2,281,054)
Net increase (decrease)	$ 26,287,397	$ 100,455,988	$ 65,333,521

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,743,568	$ 3,275,965	$ 1,040,871
From net realized gain	-	-	-
Total	$ 10,743,568	$ 3,275,965	$ 1,040,871

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 12,653,429	$ 2,643,908	$ 203,456
From net realized gain	40,624,166	8,959,911	653,201
Total	$ 53,277,595	$ 11,603,819	$ 856,657

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90
Income from Investment Operations
Net investment income (loss) E	.08	.18	.20	.18	.15	.13
Net realized and unrealized gain (loss)	(1.89)	(1.45)	(.81)	1.27	3.54	2.84
Total from investment operations	(1.81)	(1.27)	(.61)	1.45	3.69	2.97
Distributions from net investment income	(.16)	(.19)	(.19)	(.10)	-	(.08)
Distributions from net realized gain	-	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.16)	(.80)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 11.22	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53
Total ReturnB, C, D	(13.85)%	(8.75)%	(3.62)%	9.17%	29.59%	30.09%
Ratios to Average Net AssetsF
Expenses before expense reductions	.58%A	.58%	.58%	.60%	.61%	.70%
Expenses net of voluntary waivers, if any	.58%A	.58%	.58%	.60%	.61%	.70%
Expenses net of all reductions	.57%A	.56%	.57%	.59%	.60%	.70%
Net investment income (loss)	1.20%A	1.34%	1.26%	1.08%	1.08%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 725,395	$ 893,359	$ 1,011,393	$ 1,259,396	$ 1,141,806	$ 345,287
Portfolio turnover rate	44%A	58%	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.07	.16	.18	.16	.15	.03
Net realized and unrealized gain (loss)	(1.88)	(1.44)	(.80)	1.27	3.50	.49
Total from investment operations	(1.81)	(1.28)	(.62)	1.43	3.65	.52
Distributions from net investment income	(.15)	(.18)	(.19)	(.10)	-	(.08)
Distributions from net realized gain	-	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.15)	(.79)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 11.16	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53
Total ReturnB, C, D	(13.92)%	(8.85)%	(3.69)%	9.06%	29.27%	4.29%
Ratios to Average Net AssetsG
Expenses before expense reductions	.68%A	.68%	.69%	.70%	.71%	.81%A
Expenses net of voluntary waivers, if any	.68%A	.68%	.69%	.70%	.71%	.80%A
Expenses net of all reductions	.67%A	.66%	.68%	.69%	.70%	.80%A
Net investment income (loss)	1.10%A	1.24%	1.16%	.98%	1.05%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,679	$ 281,194	$ 212,994	$ 95,600	$ 18,375	$ 10
Portfolio turnover rate	44%A	58%	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.06	.14	.15
Net realized and unrealized gain (loss)	(1.88)	(1.44)	(.49)
Total from investment operations	(1.82)	(1.30)	(.34)
Distributions from net investment income	(.16)	(.19)	(.19)
Distributions from net realized gain	-	(.61)	(1.24)
Total distributions	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 11.09	$ 13.07	$ 15.17
Total ReturnB, C, D	(14.05)%	(9.01)%	(2.11)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.84%A	.84%	.85%A
Expenses net of voluntary waivers, if any	.84%A	.84%	.85%A
Expenses net of all reductions	.83%A	.82%	.84%A
Net investment income (loss)	.95%A	1.08%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,410	$ 76,237	$ 13,025
Portfolio turnover rate	44%A	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity ® VIP: Growth Opportunities - Initial Class	-18.61%	-2.07%	6.74%
S&P 500 ®	-17.99%	3.66%	12.66%
Variable Annuity Growth Funds Average	-21.57%	2.43%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Opportunities Portfolio - Initial Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,297 - a 62.97% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,426 - a 144.26% increase.

The Lipper variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity large-cap core were -19.09% and 1.96%, respectively. The one year and five year average annual total returns for the variable annuity large-cap supergroup average were -20.84% and 2.01%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bettina Doulton, Portfolio Manager of Growth Opportunities Portfolio

Q. How did the fund perform, Bettina?

A. For the six-month period ending June 30, 2002, the fund performed in line with its benchmark index, the Standard & Poor's 500, which declined 13.16%, and outperformed the variable annuity growth funds average tracked by Lipper Inc., which fell 15.38%. The same was true for the 12 months ending June 30, 2002, as the fund performed comparably to the S&P 500's 17.99% decline and beat the Lipper peer average return of -21.57%.

Q. The fund and its benchmarks all posted negative returns during the past six months. Why?

A. The investing landscape was challenging on many levels. While economic growth accelerated from its weak levels of the second half of 2001, driven by inventory rebuilding and strong consumer spending, corporate profits and capital expenditures continued to disappoint. In addition, investor confidence was sapped by a series of corporate accounting improprieties. Given that valuations were not that attractive, these setbacks resulted in general market turbulence and weakness, and price collapses in a number of stocks. Against this backdrop, the fund held its own versus its benchmarks, even outperforming the average return of growth funds in the Lipper peer universe, but I'm disappointed it didn't do better.

Q. How did you feel about the fund's positioning at the period's outset?

A. Coming into the period, there were two schools of thought. One was that the 2001 interest rates cuts would be enough to kick the economy into high gear. The other, less-bullish camp felt that neither the economy nor the market would improve unless we saw stronger corporate profits. I fell into the latter group, and positioned the fund accordingly. Unfortunately, several disappointments among the fund's top-10 holdings overwhelmed what I felt was an otherwise well-positioned portfolio.

Q. Why did a few disappointments hurt the fund's return to such an extent?

A. Because they're such a large percentage of the fund's net assets, I expect and need the fund's top-10 positions to lead its performance. Any mistakes here can really hurt our overall return. Unfortunately, the fund's four largest positions on average during the past six months - Microsoft, Citigroup, Pfizer and General Electric - were all among its worst performers. Two smaller positions, Tyco International and Bristol-Myers Squibb, also were big detractors. Tyco - which I've since sold - suffered as it changed its growth strategy and ran into funding problems at its recently acquired financial services operations. Bristol-Myers Squibb stumbled as it dramatically lowered its 2002 earnings guidance and reported disappointing clinical trial results for its hoped-for heart failure drug.

Q. What worked well for the fund during the past six months?

A. Underweighting technology and telecommunication services was a major contributor to the fund's relative performance, as both sectors continued to face weak demand. Generally, companies in these sectors have not sufficiently restructured their business models to generate decent levels of profitability unless revenues recover robustly. Strong stock selection in consumer staples also was a plus. Gillette and Coca-Cola, both among the fund's 10 largest positions at the end of the period, helped mitigate the losses of the large holdings I mentioned earlier. Kraft Foods was another strong performer in this space. Danaher and Black & Decker also contributed meaningfully to performance, as investors sought out companies with cyclical exposure to a recovery in the economy.

Q. Were there any other disappointments?

A. The fund's basket of brokerage-related stocks fared poorly. Citigroup, Morgan Stanley and Merrill Lynch, all market-sensitive financials that did well in the back half of 2001, have been a disappointment so far this year. Additionally, despite strong fundamentals, drug stock Pfizer was dragged down by an industry that continues to contend with patent expirations, stiffer generic competition and concerns about slowing earnings growth.

Q. What's your outlook, Bettina?

A. Barring a sudden reacceleration of the economic recovery, I wouldn't expect much of a shift in the fund's current positioning. What I'd like to see is an increase in capital spending, but I don't think that will happen soon as long as profit growth remains anemic and the economy continues to struggle. In the meantime, I'll be opportunistic, looking for the best relative growth I can find at reasonable prices, as well as for stocks that have disappointed but have attractive valuations and strong franchises.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to provide capital growth

Start date: January 3, 1995

Size: as of June 30, 2002, more than $784 million

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	5.7
Pfizer, Inc.	3.9
Citigroup, Inc.	3.8
Gillette Co.	3.5
General Electric Co.	3.3
20.2
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	19.5
Consumer Discretionary	16.4
Health Care	14.1
Consumer Staples	13.4
Information Technology	11.2
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	97.3%
Bonds	0.1%
Short-Term Investments and Net Other Assets	2.6%

* Foreign investments	3.1%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Hotels, Restaurants & Leisure - 1.2%
Harrah's Entertainment, Inc. (a)	11,500	$ 510,025
Marriott International, Inc. Class A	19,100	726,755
McDonald's Corp.	243,800	6,936,110
Starwood Hotels & Resorts Worldwide, Inc. unit	29,300	963,677
		9,136,567
Household Durables - 0.2%
Black & Decker Corp.	26,170	1,261,394
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	141,400	2,297,750
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	82,900	2,418,193
Media - 7.5%
AOL Time Warner, Inc. (a)	493,500	7,259,385
Clear Channel Communications, Inc. (a)	107,600	3,445,352
Comcast Corp. Class A (special) (a)	225,000	5,364,000
Fox Entertainment Group, Inc. Class A (a)	436,600	9,496,050
McGraw-Hill Companies, Inc.	6,400	382,080
News Corp. Ltd. ADR	77,900	1,786,247
Omnicom Group, Inc.	9,800	448,840
TMP Worldwide, Inc. (a)	29,300	629,950
Univision Communications, Inc. Class A (a)	202,400	6,355,360
Viacom, Inc.:
Class A (a)	21,800	969,228
Class B (non-vtg.) (a)	483,620	21,458,219
Vivendi Universal SA sponsored ADR	48,900	1,051,350
		58,646,061
Multiline Retail - 3.2%
Costco Wholesale Corp. (a)	18,100	699,022
Federated Department Stores, Inc. (a)	27,600	1,095,720
JCPenney Co., Inc.	250,400	5,513,808
Kohls Corp. (a)	121,700	8,528,736
Target Corp.	53,600	2,042,160
Wal-Mart Stores, Inc.	138,000	7,591,380
		25,470,826
Specialty Retail - 2.8%
Home Depot, Inc.	231,600	8,506,668
Lowe's Companies, Inc.	170,700	7,749,780
RadioShack Corp.	43,300	1,301,598
Staples, Inc. (a)	229,900	4,529,030
		22,087,076
Textiles Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	116,600	6,255,590
TOTAL CONSUMER DISCRETIONARY		127,573,457
CONSUMER STAPLES - 13.4%
Beverages - 4.4%
Pepsi Bottling Group, Inc.	43,600	1,342,880

	Shares	Value (Note 1)
PepsiCo, Inc.	179,900	$ 8,671,180
The Coca-Cola Co.	434,400	24,326,400
		34,340,460
Food & Drug Retailing - 0.2%
Albertson's, Inc.	23,100	703,626
Rite Aid Corp. (a)	45,600	107,160
Safeway, Inc. (a)	19,100	557,529
		1,368,315
Food Products - 0.9%
Dean Foods Co. (a)	95,000	3,543,500
Kraft Foods, Inc. Class A	37,800	1,547,910
The J.M. Smucker Co.	378	12,901
Tyson Foods, Inc. Class A	145,300	2,253,603
		7,357,914
Household Products - 1.5%
Colgate-Palmolive Co.	116,600	5,835,830
Kimberly-Clark Corp.	68,100	4,222,200
Procter & Gamble Co.	18,920	1,689,556
		11,747,586
Personal Products - 4.0%
Avon Products, Inc.	72,722	3,798,997
Gillette Co.	829,070	28,080,601
		31,879,598
Tobacco - 2.4%
Philip Morris Companies, Inc.	425,220	18,573,610
TOTAL CONSUMER STAPLES		105,267,483
ENERGY - 7.8%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	88,100	2,932,849
Cooper Cameron Corp. (a)	64,500	3,123,090
Schlumberger Ltd. (NY Shares)	230,000	10,695,000
		16,750,939
Oil & Gas - 5.6%
BP PLC sponsored ADR	183,390	9,259,361
ChevronTexaco Corp.	140,800	12,460,800
Conoco, Inc.	164,700	4,578,660
Exxon Mobil Corp.	387,300	15,848,316
TotalFinaElf SA:
Series B	6,153	995,555
sponsored ADR	9,405	760,865
		43,903,557
TOTAL ENERGY		60,654,496
FINANCIALS - 19.5%
Banks - 1.5%
Bank of America Corp.	85,300	6,001,708
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bank One Corp.	64,900	$ 2,497,352
FleetBoston Financial Corp.	96,900	3,134,715
		11,633,775
Diversified Financials - 14.1%
American Express Co.	205,400	7,460,128
Charles Schwab Corp.	276,900	3,101,280
Citigroup, Inc.	762,507	29,547,146
Fannie Mae	310,600	22,906,750
Freddie Mac	326,300	19,969,560
Investment Technology Group, Inc. (a)	91,350	2,987,145
Lehman Brothers Holdings, Inc.	67,800	4,238,856
Merrill Lynch & Co., Inc.	107,400	4,349,700
Morgan Stanley	244,300	10,524,444
SLM Corp.	53,200	5,155,080
		110,240,089
Insurance - 3.9%
AFLAC, Inc.	136,900	4,380,800
American International Group, Inc.	359,362	24,519,269
Hartford Financial Services Group, Inc.	12,700	755,269
MetLife, Inc.	46,900	1,350,720
		31,006,058
TOTAL FINANCIALS		152,879,922
HEALTH CARE - 14.1%
Biotechnology - 0.6%
Amgen, Inc. (a)	29,300	1,227,084
Biogen, Inc. (a)	39,000	1,615,770
Celgene Corp. (a)	67,300	1,029,690
Vertex Pharmaceuticals, Inc. (a)	28,000	455,840
		4,328,384
Health Care Equipment & Supplies - 3.0%
Baxter International, Inc.	161,200	7,165,340
Becton, Dickinson & Co.	159,800	5,505,110
C.R. Bard, Inc.	22,400	1,267,392
Medtronic, Inc.	191,200	8,192,920
Zimmer Holdings, Inc. (a)	47,550	1,695,633
		23,826,395
Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	19,405	1,191,661
Pharmaceuticals - 10.4%
Abbott Laboratories	29,200	1,099,380
Allergan, Inc.	23,900	1,595,325
Barr Laboratories, Inc. (a)	29,300	1,861,429
Bristol-Myers Squibb Co.	190,400	4,893,280
Forest Laboratories, Inc. (a)	116,140	8,222,712
Johnson & Johnson	65,000	3,396,900
Merck & Co., Inc.	166,400	8,426,496
Pfizer, Inc.	878,793	30,757,755

	Shares	Value (Note 1)
Schering-Plough Corp.	160,600	$ 3,950,760
Wyeth	336,200	17,213,440
		81,417,477
TOTAL HEALTH CARE		110,763,917
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
Boeing Co.	43,000	1,935,000
Lockheed Martin Corp.	122,300	8,499,850
Northrop Grumman Corp.	38,300	4,787,500
		15,222,350
Air Freight & Logistics - 0.3%
FedEx Corp.	44,000	2,349,600
Airlines - 0.7%
AMR Corp. (a)	34,200	576,612
Delta Air Lines, Inc.	61,200	1,224,000
Southwest Airlines Co.	229,250	3,704,680
		5,505,292
Commercial Services & Supplies - 1.6%
DST Systems, Inc. (a)	18,900	863,919
First Data Corp.	203,200	7,559,040
Paychex, Inc.	118,223	3,699,198
		12,122,157
Industrial Conglomerates - 3.4%
3M Co.	6,600	811,800
General Electric Co.	900,150	26,149,358
		26,961,158
Machinery - 0.1%
Danaher Corp.	10,700	709,945
Road & Rail - 0.6%
CSX Corp.	48,890	1,713,595
Kansas City Southern (a)	96,100	1,633,700
Union Pacific Corp.	19,740	1,249,147
		4,596,442
TOTAL INDUSTRIALS		67,466,944
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	401,660	5,603,157
QUALCOMM, Inc. (a)	23,900	657,011
		6,260,168
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	315,500	8,247,170
Sun Microsystems, Inc. (a)	397,800	1,992,978
		10,240,148
Electronic Equipment & Instruments - 0.2%
Diebold, Inc.	43,300	1,612,492
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Overture Services, Inc. (a)	57,400	$ 1,433,852
Yahoo!, Inc. (a)	185,700	2,740,932
		4,174,784
Semiconductor Equipment & Products - 2.7%
Analog Devices, Inc. (a)	85,500	2,539,350
Intel Corp.	324,010	5,919,663
KLA-Tencor Corp. (a)	23,200	1,020,568
LAM Research Corp. (a)	55,600	999,688
Micron Technology, Inc. (a)	68,400	1,383,048
National Semiconductor Corp. (a)	168,500	4,915,145
Teradyne, Inc. (a)	53,100	1,247,850
Texas Instruments, Inc.	49,000	1,161,300
Xilinx, Inc. (a)	74,100	1,662,063
		20,848,675
Software - 5.7%
Microsoft Corp. (a)	813,700	44,509,390
TOTAL INFORMATION TECHNOLOGY		87,645,657
MATERIALS - 0.4%
Chemicals - 0.3%
Praxair, Inc.	38,700	2,204,739
Metals & Mining - 0.1%
Alcoa, Inc.	29,100	964,665
TOTAL MATERIALS		3,169,404
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.7%
BellSouth Corp.	334,900	10,549,350
SBC Communications, Inc.	139,060	4,241,330
Verizon Communications, Inc.	165,900	6,660,885
		21,451,565
Wireless Telecommunication Services - 0.1%
Sprint Corp. - PCS Group Series 1 (a)	164,600	735,762
TOTAL TELECOMMUNICATION SERVICES		22,187,327
TOTAL COMMON STOCKS (Cost $750,921,117)		737,608,607
Convertible Bonds - 0.1%
Ratings (unaudited) (b)		Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (d) (Cost $530,000)	Ba3	$ 530,000	608,302
U.S. Treasury Obligations - 0.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.69% 7/5/02 (e) (Cost $1,699,603)	-	$ 1,700,000	$ 1,699,682
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	41,462,480	41,462,480
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	4,073,300	4,073,300
TOTAL MONEY MARKET FUNDS (Cost $45,535,780)		45,535,780
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $798,686,500)		785,452,371
NET OTHER ASSETS - (0.2)%		(1,283,622)
NET ASSETS - 100%		$ 784,168,749
Futures Contracts
Purchased	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
100 S&P 500 Index Contracts	Sept. 2002	$ 24,752,500	$ (168,890)
The face value of futures purchased as a percentage of net assets - 3.2%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $608,302 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,699,682.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $281,865,432 and $336,519,717, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,721 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $804,813,056. Net unrealized depreciation aggregated $19,360,685, of which $85,062,534 related to appreciated investment securities and $104,423,219 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $180,431,000 of which $30,553,000 and $149,878,000 will expire on December 31, 2008 and 2009, respectively.

Growth Opportunities Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,222,064) (cost $798,686,500) - See accompanying schedule		$ 785,452,371
Receivable for investments sold		8,238,504
Receivable for fund shares sold		790,953
Dividends receivable		826,638
Interest receivable		92,028
Other receivables		1,327
Total assets		795,401,821
Liabilities
Payable to custodian bank	$ 105
Payable for investments purchased	5,423,889
Payable for fund shares redeemed	1,216,276
Accrued management fee	395,059
Distribution fees payable	29,809
Payable for daily variation on futures contracts	47,500
Other payables and accrued expenses	47,134
Collateral on securities loaned, at value	4,073,300
Total liabilities		11,233,072
Net Assets		$ 784,168,749
Net Assets consist of:
Paid in capital		$ 1,025,327,578
Undistributed net investment income		1,906,969
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(229,663,355)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,402,443)
Net Assets		$ 784,168,749
Initial Class: Net Asset Value, offering price and redemption price per share ($506,704,055 ÷ 38,984,357 shares)		$ 13.00
Service Class: Net Asset Value, offering price and redemption price per share ($232,789,013 ÷ 17,924,278 shares)		$ 12.99
Service Class 2: Net Asset Value, offering price and redemption price per share ($44,675,681 ÷ 3,455,566 shares)		$ 12.93

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 4,869,008
Interest		617,272
Security lending		9,703
Total income		5,495,983
Expenses
Management fee	$ 2,628,650
Transfer agent fees	313,806
Distribution fees	190,779
Accounting and security lending fees	124,541
Non-interested trustees' compensation	1,557
Custodian fees and expenses	14,290
Audit	16,029
Legal	6,919
Miscellaneous	28,498
Total expenses before reductions	3,325,069
Expense reductions	(186,538)	3,138,531
Net investment income (loss)		2,357,452
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(39,492,990)
Foreign currency transactions	1,675
Futures contracts	(3,171,156)
Total net realized gain (loss)		(42,662,471)
Change in net unrealized appreciation (depreciation) on: Investment securities	(84,038,613)
Assets and liabilities in foreign currencies	4,719
Futures contracts	(168,814)
Total change in net unrealized appreciation (depreciation)		(84,202,708)
Net gain (loss)		(126,865,179)
Net increase (decrease) in net assets resulting from operations		$ (124,507,727)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,357,452	$ 8,185,900
Net realized gain (loss)	(42,662,471)	(149,504,018)
Change in net unrealized appreciation (depreciation)	(84,202,708)	(46,969,320)
Net increase (decrease) in net assets resulting from operations	(124,507,727)	(188,287,438)
Distributions to shareholders from net investment income	(8,515,304)	(4,056,791)
Share transactions - net increase (decrease)	(58,389,843)	(155,735,950)
Total increase (decrease) in net assets	(191,412,874)	(348,080,179)
Net Assets
Beginning of period	975,581,623	1,323,661,802
End of period (including undistributed net investment income of $1,906,969 and undistributed net investment income of $8,073,998, respectively)	$ 784,168,749	$ 975,581,623
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	1,708,766	1,168,163	1,113,904
Reinvested	418,937	154,435	23,983
Redeemed	(6,267,890)	(1,832,204)	(650,724)
Net increase (decrease)	(4,140,187)	(509,606)	487,163
Dollars
Sold	$ 24,873,102	$ 17,032,672	$ 16,005,184
Reinvested	5,974,043	2,200,701	340,561
Redeemed	(89,701,734)	(25,949,525)	(9,164,847)
Net increase (decrease)	$ (58,854,589)	$ (6,716,152)	$ 7,180,898

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	9,904,497	3,240,124	2,152,732
Reinvested	181,161	44,864	5,704
Redeemed	(20,623,054)	(4,389,986)	(650,918)
Net increase (decrease)	(10,537,396)	(1,104,998)	1,507,518
Dollars
Sold	$ 154,769,236	$ 50,526,723	$ 33,624,263
Reinvested	3,172,127	785,129	99,535
Redeemed	(321,562,633)	(67,420,661)	(9,729,669)
Net increase (decrease)	$ (163,621,270)	$ (16,108,809)	$ 23,994,129

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,974,042	$ 2,200,701	$ 340,561
From net realized gain	-	-	-
Total	$ 5,974,042	$ 2,200,701	$ 340,561

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,172,127	$ 785,129	$ 99,535
From net realized gain	-	-	-
Total	$ 3,172,127	$ 785,129	$ 99,535

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40
Income from Investment Operations
Net investment income (loss) E	.04	.12	.06	.27	.26	.29
Net realized and unrealized gain (loss)	(2.03)	(2.67)	(3.77)	.66	4.29	4.18
Total from investment operations	(1.99)	(2.55)	(3.71)	.93	4.55	4.47
Distributions from net investment income	(.14)	(.06)	(.29)	(.23)	(.21)	(.25)
Distributions from net realized gain	-	-	(1.41)	(.43)	(.73)	(.35)
Total distributions	(.14)	(.06)	(1.70)	(.66)	(.94)	(.60)
Net asset value, end of period	$ 13.00	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27
Total ReturnB, C, D	(13.23)%	(14.42)%	(17.07)%	4.27%	24.61%	29.95%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69%A	.69%	.68%	.69%	.71%	.74%
Expenses net of voluntary waivers, if any	.69%A	.69%	.68%	.69%	.71%	.74%
Expenses net of all reductions	.65%A	.67%	.66%	.68%	.70%	.73%
Net investment income (loss)	.56%A	.79%	.31%	1.20%	1.27%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 506,704	$ 652,493	$ 951,875	$ 1,541,587	$ 1,570,011	$ 1,025,766
Portfolio turnover rate	67%A	89%	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27	$ 18.50
Income from Investment Operations
Net investment income (loss) E	.03	.11	.04	.25	.23	.04
Net realized and unrealized gain (loss)	(2.03)	(2.67)	(3.76)	.66	4.30	.73
Total from investment operations	(2.00)	(2.56)	(3.72)	.91	4.53	.77
Distributions from net investment income	(.12)	(.04)	(.28)	(.22)	(.21)	-
Distributions from net realized gain	-	-	(1.41)	(.43)	(.73)	-
Total distributions	(.12)	(.04)	(1.69)	(.65)	(.94)	-
Net asset value, end of period	$ 12.99	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27
Total ReturnB, C, D	(13.31)%	(14.49)%	(17.13)%	4.18%	24.51%	4.16%
Ratios to Average Net AssetsG
Expenses before expense reductions	.79%A	.79%	.79%	.79%	.80%	.84%A
Expenses net of voluntary waivers, if any	.79%A	.79%	.79%	.79%	.80%	.84%A
Expenses net of all reductions	.75%A	.77%	.76%	.78%	.79%	.83%A
Net investment income (loss)	.46%A	.69%	.21%	1.09%	1.16%	1.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,789	$ 278,446	$ 345,960	$ 344,778	$ 149,496	$ 2,589
Portfolio turnover rate	67%A	89%	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss) E	.02	.08	.01
Net realized and unrealized gain (loss)	(2.02)	(2.66)	(3.34)
Total from investment operations	(2.00)	(2.58)	(3.33)
Distributions from net investment income	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	(1.41)
Total distributions	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 12.93	$ 15.04	$ 17.68
Total ReturnB, C, D	(13.36)%	(14.64)%	(15.74)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96%A	.95%	.95%A
Expenses net of voluntary waivers, if any	.96%A	.95%	.95%A
Expenses net of all reductions	.92%A	.93%	.93%A
Net investment income (loss)	.29%A	.53%	.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,676	$ 44,643	$ 25,827
Portfolio turnover rate	67%A	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Investment Grade Bond - Initial Class	8.02%	7.30%	6.97%
LB Aggregate Bond	8.63%	7.57%	7.34%
Variable Annuity Intermediate Investment Grade Debt Funds Average	7.17%	6.43%	6.48%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity intermediate investment grade debt funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 26 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Investment Grade Bond Portfolio - Initial Class on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $19,608 - a 96.08% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,315 - a 103.15% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Ford O'Neil, Portfolio Manager of Investment Grade Bond Portfolio

Q. How did the fund perform, Ford?

A. For the six months ending June 30, 2002, the fund lagged the Lehman Brothers Aggregate Bond Index, which returned 3.79%, but outperformed the variable annuity intermediate investment grade debt funds average tracked by Lipper Inc., which returned 2.62%. For the 12 months ending June 30, 2002, fund performance again fell between that of the Lehman Brothers index and Lipper average, which returned 8.63% and 7.17%, respectively.

Q. What factors drove the fund's performance during the past six months?

A. Despite volatile interest rate and stock market conditions, investment-grade bonds fared well, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Interest rates fell and the yield curve steepened, as ongoing corporate governance issues and geopolitical concerns eroded investor confidence, sparking a strong flight to quality in government bonds. Against this backdrop, the fund was rewarded for my continued emphasis on higher-quality and higher-yielding spread sectors, namely mortgage and asset-backed securities, which outpaced Treasuries during the period. Strong security selection within these groups also aided relative performance. Unfortunately, it wasn't enough to beat the index, as the fund was hurt both by overweighting corporate bonds - by far the weakest sector of the market year to date - and underweighting stronger-performing Treasury and government agency issues. While corporates benefited from some improvement in the economy, swelling negative sentiment toward the sector overwhelmed their advances.

Q. What was behind the fund's sector positioning?

A. Given the higher-than-average volatility in the corporate market - due to scores of rating agency downgrades, company-specific management concerns and accounting issues - I became more conservative. As a result, I reduced our overweighting in corporates and further emphasized high-quality mortgage and asset-backed securities that were trading at very attractive yield spread levels relative to Treasuries and agencies. Within the mortgage position, I focused on newly issued current-coupon mortgages, commercial mortgage-backed securities and commercial mortgage obligations. These securities performed extremely well during the first quarter as the market stabilized following last fall's massive refinancing wave, mortgage rates rose and prepayment activity slowed dramatically. Reduced volatility is a positive for mortgages, as cash flows become more predictable.

Q. What was your strategy for corporates?

A. The corporate waters were never more treacherous, as evidenced by the countless number of downgrades that occurred during the period. Despite heightened credit risk, we still managed to post respectable performance in the sector. While the performance of our holdings slightly trailed those included in the index, they helped us extend our lead over the Lipper peer average. During the past six months, what you didn't own was often just as important as what you did own. That's where good credit analysis and diversification came into play, as we successfully avoided several prominent issuers in the index that experienced severe financial stress. While we weren't fully immune to troubled securities, we benefited from holding smaller positions in more securities, which helped reduce our risk exposure and limit our downside relative to the index and particularly versus our competitors. The fund was hurt the most by a handful of names in the telecommunication services sector that stumbled badly, due in part to the WorldCom scandal. We offset some of these losses by overweighting strong-performing banks, which enjoyed rock-solid balance sheets, high quality of assets and no appreciable industry-wide credit problems. We also benefited from adding to the fund's positioning in Yankee bonds - dollar-denominated securities issued by foreign entities - primarily among Canadian and Mexican issuers, a defensive strategy that helped amid the period's volatility.

Q. What's your outlook?

A. The Fed looks to be on hold through year-end and will likely not raise interest rates until it is convinced the economy is back on track. I may consider slowly reducing our high-quality mortgage and asset-backed security bets and rotating into more aggressive corporates as I feel more comfortable that the recovery is solidifying and negative headline risk is abating. Since it's still unclear which companies will come under pressure given that it appears to be a slower "U-shaped" recovery, I'll continue to stick with our process of doing substantial credit work before I buy a security. Even more importantly, I'll keep the size of those positions small in absolute terms and relative to our competitors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities

Start date: December 5, 1988

Size: as of June 30, 2002, more than $1.6 billion

Manager: Ford O'Neil, since 2001; joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Summary

Quality Diversification as of June 30, 2002
% of fund's investments
Aaa	57.2
Aa	3.1
A	14.5
Baa	15.6
Ba and Below	0.3
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.
Average Years to Maturity as of June 30, 2002
Years	7.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	15.9
Utilities	3.3
Telecommunication Services	2.8
Consumer Discretionary	2.5
Consumer Staples	1.6
The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.6%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.2%
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	$ 3,500,000	$ 3,652,880
Media - 2.2%
AOL Time Warner, Inc.:
6.875% 5/1/12	Baa1	2,325,000	2,144,229
7.7% 5/1/32	Baa1	1,745,000	1,547,991
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	2,100,000	2,064,334
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	1,560,000	1,641,323
Comcast Cable Communications, Inc. 6.875% 6/15/09	Baa2	5,000,000	4,653,100
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	810,000	828,557
Cox Communications, Inc. 7.75% 11/1/10	Baa2	3,700,000	3,519,203
News America Holdings, Inc. 7.75% 12/1/45	Baa3	10,000,000	9,333,660
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	8,800,000	8,756,132
Time Warner, Inc. 8.18% 8/15/07	Baa1	1,240,000	1,320,235
			35,808,764
TOTAL CONSUMER DISCRETIONARY			39,461,644
CONSUMER STAPLES - 1.6%
Food & Drug Retailing - 0.5%
Kroger Co.:
6.8% 4/1/11	Baa3	2,285,000	2,377,748
8.05% 2/1/10	Baa3	3,195,000	3,551,699
Safeway, Inc. 6.5% 3/1/11	Baa2	2,215,000	2,282,181
			8,211,628
Food Products - 0.3%
ConAgra Foods, Inc. 6.75% 9/15/11	Baa1	3,870,000	4,083,670
Dole Food Co., Inc. 7.25% 5/1/09 (d)	Ba1	1,540,000	1,570,800
			5,654,470
Household Products - 0.1%
Fort James Corp. 6.5% 9/15/02	Ba1	2,000,000	1,991,058
Tobacco - 0.7%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	1,500,000	1,603,782
7.65% 7/1/08	A2	5,000,000	5,483,430

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	Baa2	$ 2,205,000	$ 2,257,620
7.75% 5/15/06	Baa2	1,570,000	1,689,100
			11,033,932
TOTAL CONSUMER STAPLES			26,891,088
ENERGY - 1.1%
Oil & Gas - 1.1%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	2,320,000	2,475,895
Devon Energy Corp. 7.95% 4/15/32	Baa2	3,420,000	3,678,850
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	2,000,000	2,122,630
Pemex Project Funding Master Trust 7.875% 2/1/09 (d)	Baa1	1,200,000	1,197,000
Suncor Energy, Inc. 7.15% 2/1/32	A3	2,175,000	2,237,451
The Coastal Corp. 7.75% 6/15/10	Baa2	5,990,000	5,928,632
			17,640,458
FINANCIALS - 15.3%
Banks - 3.0%
Bank of America Corp.:
4.75% 10/15/06	Aa2	2,035,000	2,043,950
7.8% 2/15/10	Aa3	6,600,000	7,385,664
Bank of Montreal 6.1% 9/15/05	A1	3,000,000	3,136,239
Bank One Corp. 6.5% 2/1/06	Aa3	1,245,000	1,321,082
BankBoston Corp. 6.625% 12/1/05	A2	5,400,000	5,744,920
Barclays Bank PLC yankee 8.55% 9/29/49 (c)(d)	Aa3	1,160,000	1,335,129
Capital One Bank 6.5% 7/30/04	Baa2	930,000	939,394
First Union Corp. 7.55% 8/18/05	A1	1,475,000	1,613,970
FleetBoston Financial Corp. 7.25% 9/15/05	A1	1,695,000	1,843,260
HSBC Finance Nederland BV 7.4% 4/15/03 (d)	A1	250,000	258,837
Korea Development Bank 7.375% 9/17/04	A3	1,320,000	1,415,643
MBNA Corp.:
6.25% 1/17/07	Baa2	1,905,000	1,949,632
6.34% 6/2/03	Baa2	350,000	343,673
7.5% 3/15/12	Baa2	3,005,000	3,199,940
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	1,500,000	1,583,933
PNC Funding Corp. 5.75% 8/1/06	A2	1,800,000	1,855,337
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (f)	A1	$ 1,750,000	$ 1,829,441
8.817% 3/31/49	A1	1,640,000	1,784,728
9.118% 3/31/49	A1	1,130,000	1,328,992
Union Planters Corp. 6.75% 11/1/05	A3	400,000	425,144
Washington Mutual Bank 6.875% 6/15/11	A3	3,000,000	3,152,457
Washington Mutual, Inc. 5.625% 1/15/07	A3	3,955,000	4,005,786
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	900,000	1,002,775
			49,499,926
Diversified Financials - 10.7%
Abbey National Capital Trust I 8.963% 12/29/49 (c)	A1	3,000,000	3,463,506
Ahmanson Capital Trust I 8.36% 12/1/26 (d)	Baa1	1,125,000	1,190,612
Alliance Capital Management LP 5.625% 8/15/06	A2	2,475,000	2,536,382
American Airlines pass thru trust certificate 7.858% 4/1/13	Baa1	3,550,000	3,842,385
American Gen. Finance Corp. 5.875% 7/14/06	A1	5,400,000	5,576,445
Amvescap PLC 6.6% 5/15/05	A2	5,100,000	5,403,634
Associates Corp. of North America 6% 7/15/05	Aa1	2,500,000	2,664,183
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	1,100,000	1,204,550
Burlington Resources Finance Co. 7.4% 12/1/31 (d)	Baa1	2,680,000	2,802,318
Capital One Financial Corp.:
7.125% 8/1/08	Baa3	1,290,000	1,207,605
7.25% 5/1/06	Baa3	5,000,000	4,840,310
CIT Group, Inc.:
5.5% 2/15/04	A2	500,000	481,060
7.75% 4/2/12	A2	2,125,000	2,091,907
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	2,000,000	2,044,368
5.5% 2/1/07	A3	2,500,000	2,544,580
6.85% 6/15/04	A3	2,550,000	2,697,306

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	Aa3	$ 2,000,000	$ 2,073,124
6.5% 1/15/12	Aa3	3,080,000	3,104,141
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	315,000	337,945
7.92% 5/18/12	Baa1	3,700,000	3,832,907
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	3,265,000	3,400,289
Ford Motor Credit Co.:
5.8% 1/12/09	A3	2,590,000	2,435,118
6.5% 1/25/07	A3	2,900,000	2,902,651
6.875% 2/1/06	A3	4,600,000	4,706,104
7.25% 10/25/11	A3	475,000	477,278
7.375% 10/28/09	A3	4,020,000	4,161,516
7.875% 6/15/10	A3	3,500,000	3,659,037
General Electric Capital Corp. 6% 6/15/12	Aaa	8,045,000	7,927,945
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	1,840,000	1,906,396
6.75% 1/15/06	A2	2,660,000	2,761,639
6.875% 9/15/11	A2	1,720,000	1,707,645
7.5% 7/15/05	A2	500,000	532,876
7.75% 1/19/10	A2	4,300,000	4,549,813
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	4,925,000	5,016,639
Household Finance Corp.:
6.375% 10/15/11	A2	6,130,000	5,864,068
6.5% 1/24/06	A2	605,000	618,544
8% 5/9/05	A2	235,000	253,134
HSBC Capital Funding LP 9.547% 12/31/49 (c)(d)	A2	6,600,000	7,763,818
ING Capital Funding Trust III 8.439% 12/31/10	A1	2,050,000	2,285,740
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	3,840,000	3,887,643
5.625% 8/15/06	Aa3	1,065,000	1,098,472
6.75% 2/1/11	A1	2,130,000	2,207,768
Mellon Funding Corp. 7.5% 6/15/05	A1	5,650,000	6,196,491
Morgan Stanley 6.6% 4/1/12	Aa3	2,695,000	2,746,439
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	3,970,000	3,818,108
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	3,745,000	3,767,316
7.875% 11/15/10	Baa3	2,120,000	2,191,026
Petronas Capital Ltd. 7% 5/22/12 (d)	Baa1	7,180,000	7,296,675
Popular North America, Inc. 6.125% 10/15/06	A3	3,235,000	3,316,616
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Sears Roebuck Acceptance Corp. 6.7% 4/15/12	Baa1	$ 4,000,000	$ 4,091,924
Southwest Airlines Co. pass thru trust certificate 5.496% 11/1/06	Aa2	6,000,000	6,140,321
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	3,475,000	2,175,110
7.125% 1/30/06	Baa3	1,480,000	1,184,283
7.625% 1/30/11	Baa3	3,500,000	2,784,712
8.75% 3/15/32	Baa3	3,810,000	2,865,371
TCI Communications Financing III 9.65% 3/31/27	Baa3	1,500,000	1,499,091
TXU Eastern Funding 6.75% 5/15/09	Baa1	785,000	789,306
UBS Preferred Funding Trust 1 8.622% 12/29/49	A1	1,600,000	1,833,046
			176,759,236
Insurance - 0.3%
Principal Life Global Funding I:
5.125% 6/28/07 (d)	Aa2	3,000,000	3,025,302
6.25% 2/15/12 (d)	Aa2	2,150,000	2,203,187
			5,228,489
Real Estate - 1.3%
Arden Realty LP 7% 11/15/07	Baa3	5,000,000	5,186,775
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	1,430,000	1,481,616
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	510,000	530,372
Duke Realty LP 7.3% 6/30/03	Baa1	1,500,000	1,557,581
EOP Operating LP:
6.5% 1/15/04	Baa1	1,610,000	1,666,592
6.625% 2/15/05	Baa1	4,500,000	4,707,977
7.75% 11/15/07	Baa1	1,275,000	1,396,705
ERP Operating LP 7.1% 6/23/04	Baa1	1,000,000	1,052,521
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	2,700,000	2,881,200
ProLogis Trust 6.7% 4/15/04	Baa1	460,000	478,098
			20,939,437
TOTAL FINANCIALS			252,427,088
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.8%
Lockheed Martin Corp. 8.2% 12/1/09	Baa2	2,000,000	2,314,774

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Raytheon Co.:
5.7% 11/1/03	Baa3	$ 1,800,000	$ 1,842,455
7.9% 3/1/03	Baa3	2,535,000	2,599,921
8.2% 3/1/06	Baa3	5,900,000	6,506,290
			13,263,440
Airlines - 0.0%
Delta Air Lines, Inc. equipment trust certificate 8.54% 1/2/07	Ba1	317,398	288,832
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	3,000,000	3,097,710
CSX Corp. 7.95% 5/1/27	Baa2	4,000,000	4,464,268
Norfolk Southern Corp. 7.25% 2/15/31	Baa1	2,800,000	2,901,184
			10,463,162
TOTAL INDUSTRIALS			24,015,434
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Motorola, Inc. 8% 11/1/11	Baa2	3,015,000	2,942,245
Computers & Peripherals - 0.7%
Hewlett-Packard Co. 6.5% 7/1/12	A3	4,805,000	4,780,975
International Business Machines Corp. 4.875% 10/1/06	A1	6,400,000	6,461,805
			11,242,780
TOTAL INFORMATION TECHNOLOGY			14,185,025
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Weyerhaeuser Co. 6.75% 3/15/12 (d)	Baa2	3,350,000	3,468,979
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
AT&T Corp.:
6.5% 3/15/29	Baa2	10,135,000	6,993,150
7.3% 11/15/11 (d)	Baa2	1,915,000	1,589,450
8% 11/15/31 (d)	Baa2	1,625,000	1,267,500
British Telecommunications PLC 8.875% 12/15/30	Baa1	3,250,000	3,539,796
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (d)	A2	1,700,000	1,892,222
Citizens Communications Co. 8.5% 5/15/06	Baa2	1,750,000	1,693,573
Deutsche Telekom International Finance BV 8.25% 6/15/05 (c)	Baa1	4,000,000	4,092,612
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp. 8.875% 3/15/12 (d)	Baa3	$ 3,285,000	$ 2,923,650
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,730,000	1,735,062
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	3,500,000	3,570,000
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09 (b)	C	2,858,000	57,160
7.7% 7/20/29 (b)	C	1,066,000	21,320
TELUS Corp. 7.5% 6/1/07	Baa2	4,830,000	4,333,481
Verizon New York, Inc. 7.375% 4/1/32	A1	1,570,000	1,480,912
			35,189,888
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	Baa2	1,500,000	1,305,000
7.875% 3/1/11	Baa2	2,250,000	1,817,411
8.75% 3/1/31	Baa2	2,560,000	1,977,065
Cingular Wireless LLC 7.125% 12/15/31 (d)	A3	3,500,000	3,025,698
			8,125,174
TOTAL TELECOMMUNICATION SERVICES			43,315,062
UTILITIES - 3.1%
Electric Utilities - 2.1%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	Baa2	2,500,000	2,640,220
Avon Energy Partners Holdings:
6.46% 3/4/08 (d)	Baa3	1,500,000	1,464,963
7.05% 12/11/07 (d)	Baa3	3,000,000	3,027,621
Constellation Energy Group, Inc. 7% 4/1/12	Baa1	1,740,000	1,817,132
Detroit Edison Co. 6.125% 10/1/10	A3	2,350,000	2,342,224
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	3,255,000	3,237,749
FirstEnergy Corp. 6.45% 11/15/11	Baa2	3,850,000	3,737,950
Hydro-Quebec 6.3% 5/11/11	A1	8,000,000	8,480,640
Israel Electric Corp. Ltd. 7.75% 12/15/27 (d)	A3	1,015,000	848,063
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	1,000,000	908,304
TECO Energy, Inc. 7% 5/1/12	A3	3,580,000	3,754,436

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Texas Utilities Co. 6.375% 1/1/08	Baa3	$ 205,000	$ 206,714
TXU Corp. 6.375% 6/15/06	Baa3	2,000,000	2,057,020
			34,523,036
Gas Utilities - 0.8%
Consolidated Natural Gas Co.:
5.375% 11/1/06	A3	2,190,000	2,197,783
6.85% 4/15/11	A3	445,000	463,086
El Paso Energy Corp. 7.75% 1/15/32	Baa2	1,705,000	1,581,115
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	1,740,000	1,840,193
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (d)	Baa2	4,370,000	4,643,125
Sempra Energy 7.95% 3/1/10	A2	610,000	650,303
Texas Eastern Transmission Corp.:
5.25% 7/15/07	A2	805,000	805,950
7.3% 12/1/10	A2	1,270,000	1,359,538
			13,541,093
Multi-Utilities & Unregulated Power - 0.2%
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	3,265,000	2,643,997
7.5% 1/15/31	Baa2	1,105,000	793,551
			3,437,548
TOTAL UTILITIES			51,501,677
TOTAL NONCONVERTIBLE BONDS (Cost $477,006,029)			472,906,455
U.S. Government and Government Agency Obligations - 16.8%

U.S. Government Agency Obligations - 5.2%
Fannie Mae:
5% 1/15/07	Aaa	6,180,000	6,348,671
5.125% 2/13/04	Aaa	4,000,000	4,150,384
7.25% 5/15/30	Aaa	17,684,000	20,137,124
Freddie Mac:
3.75% 4/15/04	Aaa	10,000	10,161
4.875% 3/15/07	Aaa	20,920,000	21,383,232
5.5% 7/15/06	Aaa	9,365,000	9,822,836
5.75% 3/15/09	Aaa	4,300,000	4,510,046
5.75% 1/15/12	Aaa	7,740,000	7,952,184
5.875% 3/21/11	Aa2	7,205,000	7,384,866
6.25% 7/15/32	Aaa	1,001,000	1,006,400
6.75% 3/15/31	Aaa	1,479,000	1,589,366
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	Aaa	$ 1,117,231	$ 1,248,093
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	2,222	2,287
Series 1993-D, 5.23% 5/15/05	Aaa	5,106	5,279
Series 1994-A, 7.12% 4/15/06	Aaa	4,305	4,601
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	Aaa	4,237	4,559
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	2,353	2,388
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1994-195, 6.08% 8/15/04	-	61,075	63,397
Private Export Funding Corp. secured:
5.65% 3/15/03	Aaa	40,500	41,293
6.86% 4/30/04	Aaa	458,367	480,409
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			86,147,576
U.S. Treasury Obligations - 11.6%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	10,365,000	11,008,242
6.25% 5/15/30	Aaa	26,525,000	28,732,994
6.625% 2/15/27	Aaa	4,000,000	4,491,240
11.25% 2/15/15	Aaa	14,060,000	21,843,532

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	$ 6,000,000	$ 6,063,300
3.5% 11/15/06	Aaa	1,400,000	1,375,063
5.75% 11/15/05	Aaa	40,000,000	42,687,520
6.125% 8/15/07	Aaa	32,225,000	35,123,413
7% 7/15/06	Aaa	35,000,000	39,094,685
TOTAL U.S. TREASURY OBLIGATIONS			190,419,989
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $272,195,005)			276,567,565
U.S. Government Agency - Mortgage Securities - 35.2%

Fannie Mae - 22.3%
5.5% 9/1/16 to 3/1/32	Aaa	35,314,606	34,980,726
5.5% 7/1/17 (e)	Aaa	24,010,943	24,018,446
6% 2/1/13 to 3/1/32 (e)	Aaa	86,335,868	86,954,790
6.5% 2/1/10 to 7/1/31	Aaa	111,151,179	114,071,636
6.5% 7/1/32 (e)	Aaa	68,419,798	69,724,050
7% 3/1/15 to 6/1/31	Aaa	12,266,613	12,760,956
7% 7/1/17 (e)	Aaa	5,340,000	5,603,663
7.5% 7/1/07 to 5/1/31	Aaa	19,287,745	20,303,836
8% 3/1/23 to 3/1/30	Aaa	630,855	677,361
8.5% 3/1/25 to 6/1/25	Aaa	10,025	10,797
TOTAL FANNIE MAE			369,106,261
Freddie Mac - 0.1%
8.5% 3/1/20 to 1/1/28	Aaa	1,195,315	1,287,199
Government National Mortgage Association - 12.8%
6% 8/15/08 to 4/15/31	Aaa	31,855,470	32,028,110
6.5% 10/15/27 to 10/15/31	Aaa	10,248,311	10,519,363
7% 1/15/28 to 4/15/32	Aaa	158,009,010	164,430,045
7.5% 3/15/06 to 10/15/28	Aaa	4,211,570	4,470,577
8% 2/15/17	Aaa	74,507	80,472
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			211,528,567
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $572,538,222)			581,922,027
Asset-Backed Securities - 3.7%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
American Express Credit Account Master Trust 6.1% 12/15/06	A1	$ 1,500,000	$ 1,575,660
Capital One Master Trust 5.45% 3/16/09	Aaa	4,000,000	4,153,560
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	735,000	756,016
5.07% 2/15/08	Aaa	4,900,000	4,991,875
Citibank Credit Card Issuance Trust 4.1% 12/7/06	Aaa	5,000,000	5,060,650
Discover Card Master Trust I 5.75% 12/15/08	Aaa	7,000,000	7,350,431
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	1,400,000	1,450,750
5.71% 9/15/05	A1	755,000	788,385
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	3,080,000	3,150,686
5.09% 10/18/06	Aaa	1,640,000	1,693,562
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	4,875,000	5,063,335
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	7,000,000	7,245,378
MBNA Credit Card Master Note Trust:
2.2% 1/15/09 (f)	A2	12,100,000	12,096,219
5.75% 10/15/08	Aaa	1,800,000	1,895,133
Railcar Trust 7.75% 6/1/04	Aaa	276,550	290,878
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	2,255,000	2,437,430
7.5% 11/15/07	A2	1,300,000	1,373,840
TOTAL ASSET-BACKED SECURITIES (Cost $59,531,186)			61,373,788
Commercial Mortgage Securities - 3.4%

Chase Manhatten Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	AAA	5,000,000	5,562,500
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 9/17/10	Aaa	5,000,000	5,375,000

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (d)	Aaa	$ 3,677,027	$ 3,816,639
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	Aaa	2,075,000	2,198,875
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	1,100,000	1,232,444
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,080,000	1,133,349
Series 1998-C1 Class C, 6.78% 5/17/40	A	5,000,000	5,255,995
Series 2001-CKN5 Class AX, 1.1218% 9/15/34 (d)(f)(g)	Aaa	32,413,124	2,441,032
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	3,000,000	3,369,777
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (d)	Aa2	500,000	537,969
Class C1, 7.52% 5/15/06 (d)	A2	500,000	537,969
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	2,000,000	2,179,375
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 12/15/11 (d)	Aaa	3,483,337	3,480,480
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (f)	Baa3	1,000,000	985,000
J.P. Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class A2, 7.77% 10/15/32	Aaa	3,745,000	4,203,014
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	Aaa	2,180,000	2,494,397
Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	5,829,237	6,069,699
Commercial Mortgage Securities - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Nomura Asset Securities Corp. sequential pay Series 1998-D6 Class A1B, 6.59% 3/17/28	Aaa	$ 3,000,000	$ 3,224,670
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (d)	Aaa	2,500,000	2,653,906
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,884,071)			56,752,090
Foreign Government and Government Agency Obligations - 1.4%

British Columbia Province yankee 7% 1/15/03	Aa2	500,000	512,391
Chilean Republic 7.125% 1/11/12	Baa1	3,520,000	3,553,000
Malaysian Government 7.5% 7/15/11	Baa2	1,890,000	2,008,125
Ontario Province 6% 2/21/06	Aa3	1,800,000	1,908,162
Polish Government 6.25% 7/3/12	Baa1	4,005,000	4,009,365
Quebec Province:
yankee 7.125% 2/9/24	A1	250,000	271,343
7% 1/30/07	A1	1,000,000	1,100,985
United Mexican States:
7.5% 1/14/12	Baa2	7,500,000	7,415,625
9.875% 2/1/10	Baa2	2,290,000	2,559,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,027,275)			23,338,071
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (d) (Cost $1,706,548)	A2	1,725,000	1,769,534
Fixed-Income Funds - 7.6%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (h) (Cost $125,000,006)	12,537,689	$ 124,624,629
Cash Equivalents - 9.0%
	Maturity Amount
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 2%, dated 6/28/02 due 7/1/02	$ 142,642,758	142,619,000
(U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02	6,243,912	6,243,000
TOTAL CASH EQUIVALENTS (Cost $148,862,000)		148,862,000
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $1,734,750,342)	1,748,116,159
NET OTHER ASSETS - (5.8)%	(95,992,515)
NET ASSETS - 100%	$ 1,652,123,644
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,672,698 or 4.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,438,847,201 and $1,233,915,928, respectively, of which long-term U.S. government and government agency obligations aggregated $1,159,636,415 and $1,034,888,882, respectively.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,734,177,844. Net unrealized appreciation aggregated $13,938,315, of which $30,701,172 related to appreciated investment securities and $16,762,857 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $3,067,000 all of which will expire on December 31, 2008.

Investment Grade Bond Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $148,862,000) (cost $1,734,750,342) - See accompanying schedule		$ 1,748,116,159
Cash		600
Receivable for investments sold		32,930
Receivable for fund shares sold		5,203,329
Interest receivable		16,754,072
Total assets		1,770,107,090
Liabilities
Payable for investments purchased Regular delivery	$ 11,914,046
Delayed delivery	101,713,078
Payable for fund shares redeemed	3,593,353
Accrued management fee	589,419
Distribution fees payable	10,501
Other payables and accrued expenses	163,049
Total liabilities		117,983,446
Net Assets		$ 1,652,123,644
Net Assets consist of:
Paid in capital		$ 1,600,123,663
Undistributed net investment income		36,845,683
Accumulated undistributed net realized gain (loss) on investments		1,788,385
Net unrealized appreciation (depreciation) on investments		13,365,913
Net Assets		$ 1,652,123,644
Initial Class: Net Asset Value, offering price and redemption price per share ($1,602,928,246 ÷ 125,155,947 shares)		$ 12.81
Service Class: Net Asset Value, offering price and redemption price per share ($600,711 ÷ 47,023 shares)		$ 12.77
Service Class 2: Net Asset Value, offering price and redemption price per share ($48,594,687 ÷ 3,826,217 shares)		$ 12.70

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 40,764,209
Security lending		13,131
Total income		40,777,340
Expenses
Management fee	$ 3,308,480
Transfer agent fees	527,206
Distribution fees	38,512
Accounting and security lending fees	171,844
Non-interested trustees' compensation	2,709
Custodian fees and expenses	44,547
Audit	25,981
Legal	4,013
Miscellaneous	21,635
Total expenses before reductions	4,144,927
Expense reductions	(23,742)	4,121,185
Net investment income (loss)		36,656,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,399,819
Change in net unrealized appreciation (depreciation) on investment securities		3,092,321
Net gain (loss)		9,492,140
Net increase (decrease) in net assets resulting from operations		$ 46,148,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 36,656,155	$ 60,422,321
Net realized gain (loss)	6,399,819	18,264,143
Change in net unrealized appreciation (depreciation)	3,092,321	2,695,000
Net increase (decrease) in net assets resulting from operations	46,148,295	81,381,464
Distributions to shareholders from net investment income	(58,817,521)	(42,039,084)
Share transactions - net increase (decrease)	200,527,316	684,676,925
Total increase (decrease) in net assets	187,858,090	724,019,305
Net Assets
Beginning of period	1,464,265,554	740,246,249
End of period (including undistributed net investment income of $36,845,683 and undistributed net investment income of $59,683,304, respectively)	$ 1,652,123,644	$ 1,464,265,554
Other Information: Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	25,638,069	119,844	3,273,522
Reinvested	4,614,396	357	68,663
Redeemed	(17,013,539)	(82,135)	(937,194)
Net increase (decrease)	13,238,926	38,066	2,404,991

Dollars Sold	$ 327,048,321	$ 1,512,632	$ 41,291,361
Reinvested	57,956,815	4,479	856,227
Redeemed	(215,381,433)	(1,033,908)	(11,727,178)
Net increase (decrease)	$ 169,623,703	$ 483,203	$ 30,420,410

Share Transactions	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Shares Sold	76,499,188	-	1,835,171
Reinvested	3,464,378	483	3,730
Redeemed	(26,813,346)	-	(435,939)
Net increase (decrease)	53,150,220	483	1,402,962

Dollars Sold	$ 964,627,665	$ -	$ 23,132,398
Reinvested	41,988,258	5,847	44,979
Redeemed	(339,570,756)	-	(5,551,466)
Net increase (decrease)	$ 667,045,167	$ 5,847	$ 17,625,911

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 57,956,815	$ 4,479	$ 856,227

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 41,988,258	$ 5,847	$ 44,979

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240
Income from Investment Operations
Net investment income (loss) E	.303	.685 G	.771	.743	.725	.759
Net realized and unrealized gain (loss)	.097	.335 G	.499	(.873)	.335	.291
Total from investment operations	.400	1.020	1.270	(.130)	1.060	1.050
Distributions from net investment income	(.510)	(.690)	(.840)	(.510)	(.590)	(.730)
Distributions from net realized gain	-	-	-	(.160)	(.070)	-
Total distributions	(.510)	(.690)	(.840)	(.670)	(.660)	(.730)
Net asset value, end of period	$ 12.810	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560
Total Return B, C, D	3.17%	8.46%	11.22%	(1.05)%	8.85%	9.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.54% A	.54%	.54%	.54%	.57%	.58%
Expenses net of voluntary waivers, if any	.54% A	.54%	.54%	.54%	.57%	.58%
Expenses net of all reductions	.54% A	.54%	.54%	.54%	.57%	.58%
Net investment income (loss)	4.81% A	5.47% G	6.50%	6.07%	5.85%	6.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,602,928	$ 1,445,925	$ 739,911	$ 658,852	$ 674,813	$ 324,525
Portfolio turnover rate	181% A	278%	154%	87%	239%	191%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 F
Net asset value, beginning of period	$ 12.890	$ 12.580	$ 11.800
Income from Investment Operations
Net investment income (loss) E	.291	.674 H	.377
Net realized and unrealized gain (loss)	.089	.326 H	.403
Total from investment operations	.380	1.000	.780
Distributions from net investment income	(.500)	(.690)	-
Net asset value, end of period	$ 12.770	$ 12.890	$ 12.580
Total Return B, C, D	3.02%	8.30%	6.61%
Ratios to Average Net Assets G
Expenses before expense reductions	.64% A	.64%	.64% A
Expenses net of voluntary waivers, if any	.64% A	.64%	.64% A
Expenses net of all reductions	.64% A	.64%	.64% A
Net investment income (loss)	4.71% A	5.37% H	6.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 601	$ 115	$ 107
Portfolio turnover rate	181% A	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start--up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 F
Net asset value, beginning of period	$ 12.820	$ 12.540	$ 12.060
Income from Investment Operations
Net investment income (loss) E	.281	.643 H	.686
Net realized and unrealized gain (loss)	.099	.327 H	.634
Total from investment operations	.380	.970	1.320
Distributions from net investment income	(.500)	(.690)	(.840)
Net asset value, end of period	$ 12.700	$ 12.820	$ 12.540
Total Return B, C, D	3.04%	8.08%	11.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A	.82%	1.75% A
Expenses net of voluntary waivers, if any	.81% A	.82%	1.05% A
Expenses net of all reductions	.81% A	.82%	1.05% A
Net investment income (loss)	4.54% A	5.19% H	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,595	$ 18,225	$ 229
Portfolio turnover rate	181% A	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio - Initial Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Life of fund
Fidelity ® VIP: Mid Cap - Initial Class	1.79%	21.21%
S&P ® MidCap 400	-4.72%	9.34%
Variable Annuity Mid-Cap Funds Average	-18.38%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's ® MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how the Initial Class' performance stacked up against its peers, you can compare it to the variable annuity mid-cap funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 143 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 28, 1998.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Mid Cap Portfolio - Initial Class on December 28, 1998, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $19,633 - a 96.33% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,677 - a 36.77% increase.

The LipperSM variable annuity mid-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity mid-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year average annual total returns for the variable annuity mid-cap core was -7.78%. The one year average annual total returns for the variable annuity mid-cap supergroup average was -15.49%.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Thomas Allen, Portfolio Manager of Mid Cap Portfolio

Q. How did the fund perform, Tom?

A. The fund outperformed both the Standard & Poor's MidCap 400 Index, which returned -3.21% for the six-month period that ended on June 30, 2002, and the variable annuity mid-cap funds average monitored by Lipper Inc., which returned -13.06% for the same period. For the 12 months that ended on June 30, 2002, the fund outperformed both the S&P® MidCap index and the Lipper mid-cap funds average, which posted returns of -4.72% and -18.38%, respectively.

Q. What factors led to the fund's outperformance during the six-month period?

A. Overall, I think the fund benefited from being positioned cautiously. The biggest performance lift came from a significantly overweighted position in gold and mining stocks versus the S&P MidCap benchmark. Gold, in particular, has tended to do very well in previous bear markets. In view of what I thought would be continuing deterioration in the market, I added to the fund's position in the precious metal with the expectation that doing so would generate both strong absolute and relative performance. This strategy worked well, as our materials holdings solidly outperformed those of the index. Also helping relative performance was the fund's underweighting in technology, a sector that continued to show lackluster results based on overcapacity and slack demand. The fund lost ground as a result of its underweighting in bank stocks, which generally performed well on improving earnings, driven by interest rate cuts by the Federal Reserve Board.

Q. Has your investment strategy changed significantly over the past six months?

A. My view of the world really hasn't changed. I've been maintaining a defensive posture, while patiently looking for opportunities to invest in companies with strong balance sheets that I believe can generate earnings growth at a rate higher than the rest of the market. For the most part, that's been my strategy during the year I've managed the fund.

Q. Which individual holdings helped fund performance the most?

A. Of the top-10 contributors to performance, four were gold or mining stocks - Meridian Gold, Newmont Mining, Agnico-Eagle Mines and Harmony Gold - all of which benefited from rising worldwide gold prices. Three more of the fund's top-10 performers were in food-related businesses: Pepsi Bottling Group; Sonic Corp., which runs drive-in restaurants; and McCormick & Co., which distributes spices and seasonings. The fund also got a nice lift from specialty packaging manufacturer Pactiv Corp. and from Bio-Rad Labs, which makes test kits that help identify "Mad Cow Disease." The fund's position in Bio-Rad Labs was sold during the period.

Q. Which stocks detracted from performance?

A. There was a sector theme here as well. Five of the fund's biggest detractors were health care- or biotechnology-related. Performance was affected by negative earnings surprises, as well as by the overall impact of slowing profitability among large pharmaceutical companies, which probably hurt smaller companies in the food chain, such as fund holdings Invitrogen, Pharmaceutical Product Development and Waters Corp. CVS, the drugstore chain, gave back some of the gains it recognized during the second half of 2001 and was a disappointment during the most recent six-month period. Sumitomo Trust, a Japanese banking company, also underperformed based on persistent difficulties in the Japanese financial sector.

Q. What's your near-term outlook, Tom?

A. I remain cautious. Stocks are still expensive on an absolute basis and may go lower, while short-term interest rates are at extreme lows and may go higher. I'm also concerned that there isn't much pent-up consumer demand and that there's a lot of consumer debt in the economy. World geopolitical uncertainty is an ongoing concern as well. All told, I think there's sufficient reason to maintain the fund's defensive positioning as we look toward year end. At the same time, however, I think the market will present opportunities to invest in good growth stories at relatively reasonable prices.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: long-term growth of capital by investing primarily in common stocks of companies with medium-sized capitalizations

Start date: December 28, 1998

Size: as of June 30, 2002, more than $1.4 billion

Manager: Thomas Allen, since 2001; joined Fidelity in 1995

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Nucor Corp.	2.3
Meridian Gold, Inc.	2.2
Newmont Mining Corp. Holding Co.	2.1
Invitrogen Corp.	2.0
Principal Financial Group, Inc.	2.0
10.6
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Materials	19.8
Financials	13.3
Industrials	10.0
Consumer Discretionary	9.8
Health Care	9.3
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	89.7%
Bonds	0.3%
Short-Term Investments and Net Other Assets	10.0%

* Foreign investments	14.1%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.0%
Gentex Corp. (a)	4,400	$ 120,868
Superior Industries International, Inc.	100	4,625
		125,493
Distributors - 0.0%
Advanced Marketing Services, Inc.	5,800	106,140
Hotels, Restaurants & Leisure - 2.1%
Jack in the Box, Inc. (a)	29,180	927,924
Outback Steakhouse, Inc. (a)	5,300	186,030
Sonic Corp. (a)	299,650	9,412,007
Wendys International, Inc.	464,200	18,489,086
William Hill PLC (a)	194,800	790,772
WMS Industries, Inc. (a)	8,600	105,350
		29,911,169
Household Durables - 0.1%
Ethan Allen Interiors, Inc.	38,200	1,331,270
Harman International Industries, Inc.	100	4,925
		1,336,195
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	100	1,116
eBay, Inc. (a)	1,900	117,078
GSI Commerce, Inc. (a)	100	755
NetFlix, Inc.	2,500	34,975
USA Interactive (a)	100	2,345
		156,269
Leisure Equipment & Products - 1.0%
Mattel, Inc.	312,000	6,576,960
Oakley, Inc. (a)	469,600	8,171,040
		14,748,000
Media - 0.6%
Belo Corp. Series A	115,600	2,613,716
Getty Images, Inc. (a)	100	2,177
LIN TV Corp. Class A	3,000	81,120
Pixar (a)	3,500	154,350
Regal Entertainment Group Class A	2,000	46,640
Scholastic Corp. (a)	100	3,790
Washington Post Co. Class B	4,400	2,398,000
XM Satellite Radio Holdings, Inc. Class A (a)	397,900	2,884,775
		8,184,568
Multiline Retail - 1.3%
99 Cents Only Stores (a)	87,600	2,246,940
Big Lots, Inc. (a)	100	1,968
Factory 2-U Stores, Inc. (a)	103,100	1,427,935
Saks, Inc. (a)	1,113,900	14,302,476
		17,979,319
Specialty Retail - 3.4%
AC Moore Arts & Crafts, Inc. (a)	4,300	203,605
Aeropostale, Inc.	900	24,633
AutoZone, Inc. (a)	206,200	15,939,260

	Shares	Value (Note 1)
Blockbuster, Inc. Class A	70,900	$ 1,907,210
CDW Computer Centers, Inc. (a)	86,300	4,039,703
Christopher & Banks Corp. (a)	22,100	934,830
Claire's Stores, Inc.	123,300	2,823,570
Cost Plus, Inc. (a)	100	3,046
Hot Topic, Inc. (a)	62,600	1,672,046
Michaels Stores, Inc. (a)	3,500	136,500
Movie Gallery, Inc. (a)	453,000	9,567,360
PETsMART, Inc. (a)	702,300	11,264,892
		48,516,655
Textiles Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co. (a)	368,100	11,778,832
Quiksilver, Inc. (a)	236,300	5,860,240
Tropical Sportswear International Corp. (a)	4,400	97,636
Vans, Inc. (a)	61,600	500,254
		18,236,962
TOTAL CONSUMER DISCRETIONARY		139,300,770
CONSUMER STAPLES - 7.7%
Beverages - 2.1%
Pepsi Bottling Group, Inc.	752,000	23,161,600
PepsiAmericas, Inc.	471,500	7,044,210
		30,205,810
Food & Drug Retailing - 1.5%
CVS Corp.	406,700	12,445,020
George Weston Ltd.	43,450	3,596,238
United Natural Foods, Inc. (a)	223,974	4,367,493
Whole Foods Market, Inc. (a)	3,300	159,126
Wild Oats Markets, Inc. (a)	54,500	877,450
		21,445,327
Food Products - 3.6%
Central Garden & Pet Co. Class A (a)	100	1,753
Dean Foods Co. (a)	271,400	10,123,220
Dole Food Co., Inc.	104,100	3,003,285
Fresh Del Monte Produce Inc.	291,800	7,295,000
Hershey Foods Corp.	69,500	4,343,750
Horizon Organic Holding Corp. (a)	100	1,762
McCormick & Co., Inc. (non-vtg.)	543,200	13,987,400
Riviana Foods, Inc.	24,700	626,367
Sanderson Farms, Inc.	454,100	11,357,041
		50,739,578
Personal Products - 0.1%
Steiner Leisure Ltd. (a)	72,100	1,045,450
Tobacco - 0.4%
RJ Reynolds Tobacco Holdings, Inc.	110,300	5,928,625
TOTAL CONSUMER STAPLES		109,364,790
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 8.0%
Energy Equipment & Services - 5.4%
BJ Services Co. (a)	213,610	$ 7,237,107
ENSCO International, Inc.	45,310	1,235,151
GlobalSantaFe Corp.	246,050	6,729,468
Grant Prideco, Inc. (a)	51,800	704,480
National-Oilwell, Inc. (a)	588,600	12,390,030
Oceaneering International, Inc. (a)	717,900	19,383,300
Pride International, Inc. (a)	373,500	5,849,010
Tidewater, Inc.	374,850	12,340,062
Varco International, Inc. (a)	368,748	6,467,831
W-H Energy Services, Inc. (a)	207,100	4,589,336
		76,925,775
Oil & Gas - 2.6%
Devon Energy Corp.	85,100	4,193,748
Equitable Resources, Inc.	88,800	3,045,840
Forest Oil Corp. (a)	76,500	2,174,895
Hurricane Hydrocarbons Class A	652,600	6,025,457
John Wood Group PLC	159,800	514,058
Premcor, Inc.	2,000	51,440
Suncor Energy, Inc.	1,161,400	20,374,095
Valero Energy Corp.	100	3,742
		36,383,275
TOTAL ENERGY		113,309,050
FINANCIALS - 13.3%
Banks - 3.0%
Associated Banc-Corp.	130,700	4,928,697
Boston Private Financial Holdings, Inc.	351,000	8,683,740
Colonial Bancgroup, Inc.	208,600	3,129,000
Commerce Bancorp, Inc., New Jersey	224,384	9,917,773
Hancock Holding Co.	100	6,738
Kookmin Bank sponsord ADR	319,400	15,698,510
Wintrust Financial Corp.	100	3,457
		42,367,915
Diversified Financials - 2.5%
Doral Financial Corp.	1,400	46,746
Investment Technology Group, Inc. (a)	103,700	3,390,990
Principal Financial Group, Inc.	893,500	27,698,500
Sumitomo Trust & Banking Ltd.	836,000	4,026,726
		35,162,962
Insurance - 3.2%
AFLAC, Inc.	2,800	89,600
Alleghany Corp.	39,236	7,494,076
American Medical Securities Group, Inc. (a)	38,700	926,865
Mercury General Corp.	34,500	1,673,250
Ohio Casualty Corp. (a)	99,500	2,079,550
Old Republic International Corp.	122,000	3,843,000
PMA Capital Corp. Class A	174,000	3,680,100
ProAssurance Corp. (a)	47,200	830,720

	Shares	Value (Note 1)
Progressive Corp.	63,900	$ 3,696,615
Protective Life Corp.	78,880	2,610,928
Reinsurance Group of America, Inc.	99,400	3,063,508
RenaissanceRe Holdings Ltd.	42,300	1,548,180
StanCorp Financial Group, Inc.	7,542	418,581
The MONY Group, Inc.	34,400	1,169,944
The PMI Group, Inc.	64,800	2,475,360
W.R. Berkley Corp.	187,300	10,301,500
Zenith National Insurance Corp.	300	9,555
		45,911,332
Real Estate - 4.6%
Apartment Investment & Management Co. Class A	324,200	15,950,640
AvalonBay Communities, Inc.	144,500	6,748,150
Heritage Property Investment Trust, Inc.	275,000	7,345,250
Hospitality Properties Trust (SBI)	106,200	3,876,300
New Plan Excel Realty Trust	162,900	3,393,207
ProLogis Trust	298,200	7,753,200
Regency Centers Corp.	134,400	3,984,960
Simon Property Group, Inc.	417,000	15,362,280
		64,413,987
TOTAL FINANCIALS		187,856,196
HEALTH CARE - 9.0%
Biotechnology - 3.1%
Charles River Labs International, Inc. (a)	442,100	15,495,605
Gilead Sciences, Inc. (a)	100	3,288
IDEC Pharmaceuticals Corp. (a)	200	7,090
Invitrogen Corp. (a)	873,900	27,973,539
		43,479,522
Health Care Equipment & Supplies - 1.7%
Apogent Technologies, Inc. (a)	100	2,057
Becton, Dickinson & Co.	100	3,445
CTI Molecular Imaging, Inc.	7,700	176,638
DENTSPLY International, Inc.	100	3,691
Edwards Lifesciences Corp. (a)	146,400	3,396,480
Guidant Corp. (a)	3,800	114,874
Kyphon, Inc.	1,000	14,580
Respironics, Inc. (a)	4,000	136,200
St. Jude Medical, Inc. (a)	111,500	8,234,275
Varian Medical Systems, Inc. (a)	297,400	12,059,570
		24,141,810
Health Care Providers & Services - 2.8%
AmSurg Corp. (a)	105,400	2,767,804
Coventry Health Care, Inc. (a)	369,000	10,486,980
First Health Group Corp. (a)	9,800	274,792
IMS Health, Inc.	812,600	14,586,170
McKesson Corp.	3,500	114,450
Medical Staffing Network Holdings, Inc.	700	17,150
MIM Corp. (a)	100	1,209
Omnicare, Inc.	203,400	5,341,284
Oxford Health Plans, Inc. (a)	100	4,646
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Dental Co. (a)	3,100	$ 156,023
Pharmaceutical Product Development, Inc. (a)	100	2,634
Priority Healthcare Corp. Class B (a)	100	2,350
Province Healthcare Co. (a)	100	2,236
Quest Diagnostics, Inc. (a)	1,600	137,680
ResCare, Inc. (a)	810,900	5,368,158
		39,263,566
Pharmaceuticals - 1.4%
Alpharma, Inc. Class A	100	1,698
Eon Labs, Inc.	91,500	1,627,785
ICN Pharmaceuticals, Inc.	95,700	2,316,897
Perrigo Co. (a)	14,200	184,600
SICOR, Inc. (a)	842,600	15,621,804
Watson Pharmaceuticals, Inc. (a)	5,200	131,404
		19,884,188
TOTAL HEALTH CARE		126,769,086
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.6%
Alliant Techsystems, Inc. (a)	184,950	11,799,810
L-3 Communications Holdings, Inc. (a)	198,600	10,724,400
Veridian Corp.	2,000	45,400
		22,569,610
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	3,250	108,973
Expeditors International of Washington, Inc.	4,400	145,904
		254,877
Airlines - 0.0%
ExpressJet Holdings, Inc. Class A	4,000	52,200
Building Products - 0.0%
Crane Co.	100	2,538
Commercial Services & Supplies - 4.8%
Avery Dennison Corp.	100	6,275
Bright Horizons Family Solutions, Inc. (a)	43,500	1,440,285
CheckFree Corp. (a)	165,800	2,593,112
ChoicePoint, Inc. (a)	525,200	23,880,844
Coinstar, Inc. (a)	88,800	2,171,160
DeVry, Inc. (a)	3,900	89,076
DST Systems, Inc. (a)	223,000	10,193,330
Education Management Corp. (a)	100	4,073
eFunds Corp. (a)	475,700	4,513,917
H&R Block, Inc.	3,300	152,295
Ionics, Inc. (a)	100	2,425
Pittston Co. - Brinks Group	358,600	8,606,400
Tetra Tech, Inc. (a)	315,900	4,643,730
Viad Corp.	374,007	9,724,182
		68,021,104

	Shares	Value (Note 1)
Electrical Equipment - 0.5%
AMETEK, Inc.	60,700	$ 2,261,075
AstroPower, Inc. (a)	213,750	4,198,050
		6,459,125
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	61,900	2,784,262
Teleflex, Inc.	59,000	3,371,850
		6,156,112
Machinery - 2.6%
AGCO Corp. (a)	144,800	2,823,600
Alfa Laval AB	700,000	7,028,573
Graco, Inc.	445,800	11,207,412
Parker Hannifin Corp.	32,300	1,543,617
Pentair, Inc.	263,500	12,669,080
Tennant Co.	18,800	744,480
		36,016,762
Marine - 0.1%
Stelmar Shipping Ltd. (a)	120,300	1,785,252
TOTAL INDUSTRIALS		141,317,580
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.7%
3Com Corp. (a)	440,300	1,937,320
Avocent Corp. (a)	252,600	4,021,392
Harris Corp.	10,200	369,648
Loral Space & Communications Ltd. (a)	678,100	671,319
Plantronics, Inc. (a)	158,400	3,011,184
Polycom, Inc. (a)	100	1,199
Scientific-Atlanta, Inc.	5,100	83,895
UTStarcom, Inc. (a)	100	2,017
		10,097,974
Computers & Peripherals - 0.7%
Drexler Technology Corp. (a)	436,700	9,432,720
Electronic Equipment & Instruments - 3.3%
Anritsu Corp.	633,000	4,456,964
Itron, Inc. (a)	152,000	3,986,960
Mettler-Toledo International, Inc. (a)	87,400	3,222,438
Symbol Technologies, Inc.	3,170,600	26,950,100
Tektronix, Inc. (a)	5,200	97,292
Teledyne Technologies, Inc. (a)	229,100	4,753,825
Waters Corp. (a)	105,120	2,806,704
		46,274,283
Internet Software & Services - 0.2%
Altiris, Inc.	9,500	49,324
AsiaInfo Holdings, Inc. (a)	100	1,325
CNET Networks, Inc. (a)	100	199
FreeMarkets, Inc. (a)	100	1,413
Overture Services, Inc. (a)	100	2,498
Plumtree Software, Inc.	1,000	4,980
Retek, Inc. (a)	92,800	2,255,040
		2,314,779
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	100	$ 4,748
Manhattan Associates, Inc. (a)	5,000	160,800
SRA International, Inc. Class A	700	18,886
SunGard Data Systems, Inc. (a)	259,160	6,862,557
		7,046,991
Semiconductor Equipment & Products - 0.3%
Cypress Semiconductor Corp. (a)	197,630	3,000,023
International Rectifier Corp. (a)	100	2,915
LAM Research Corp. (a)	103,000	1,851,940
NVIDIA Corp. (a)	5,000	85,900
		4,940,778
Software - 0.4%
Borland Software Corp. (a)	7,700	79,310
Cerner Corp. (a)	80,100	3,831,183
Dassault Systemes SA sponsored ADR	100	4,475
Eclipsys Corp. (a)	100	656
Kronos, Inc. (a)	2,300	70,125
Legato Systems, Inc. (a)	7,000	25,200
Magma Design Automation, Inc.	100	1,680
National Instruments Corp. (a)	100	3,256
Renaissance Learning, Inc. (a)	100	2,022
Vastera, Inc. (a)	480,500	2,109,395
		6,127,302
TOTAL INFORMATION TECHNOLOGY		86,234,827
MATERIALS - 19.8%
Chemicals - 2.1%
Agrium, Inc.	441,200	4,303,468
Albemarle Corp.	189,300	5,820,975
Ecolab, Inc.	2,900	134,067
IMC Global, Inc.	365,000	4,562,500
International Flavors & Fragrances, Inc.	94,800	3,080,052
Potash Corp. of Saskatchewan	100	6,694
Praxair, Inc.	84,600	4,819,662
Sigma Aldrich Corp.	144,200	7,231,630
		29,959,048
Containers & Packaging - 2.3%
Packaging Corp. of America (a)	137,100	2,726,919
Pactiv Corp. (a)	1,019,500	24,264,100
Sealed Air Corp.	115,600	4,655,212
		31,646,231
Metals & Mining - 15.4%
Agnico-Eagle Mines Ltd.	1,072,430	15,630,616
AUR Resources, Inc. (a)	1,858,900	5,737,421
Barrick Gold Corp.	449,440	8,545,377
Carpenter Technology Corp.	102,200	2,944,382

	Shares	Value (Note 1)
Century Aluminum Co.	32,200	$ 479,458
Compania de Minas Buenaventura SA sponsored ADR	133,800	3,425,280
Falconbridge Ltd.	691,700	9,077,907
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	855,600	15,272,460
Gold Fields Ltd. sponsored ADR	326,900	3,667,818
Harmony Gold Mining Co. Ltd.	733,000	10,119,683
Liquidmetal Technologies	10,000	116,000
Meridian Gold, Inc. (a)	1,879,200	30,611,515
Newcrest Mining Ltd.	1,989,800	8,499,847
Newmont Mining Corp. Holding Co.	1,122,680	29,560,164
Nucor Corp.	496,100	32,266,339
Outokumpu Oyj (A Shares)	173,800	2,101,489
Phelps Dodge Corp.	138,600	5,710,320
Placer Dome, Inc.	586,530	6,575,882
Steel Dynamics, Inc. (a)	796,000	13,110,120
Teck Cominco Ltd. Class B (sub. vtg.)	1,550,900	14,063,757
Xstrata PLC (a)	43,300	563,466
		218,079,301
TOTAL MATERIALS		279,684,580
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
CenturyTel, Inc.	123,700	3,649,150
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	1,654,100	5,706,645
TOTAL TELECOMMUNICATION SERVICES		9,355,795
UTILITIES - 5.3%
Electric Utilities - 1.6%
REPower Systems AG	127,100	3,905,033
TXU Corp.	352,000	18,145,600
		22,050,633
Gas Utilities - 2.0%
KeySpan Corp.	498,700	18,776,055
ONEOK, Inc.	195,100	4,282,445
Southwestern Energy Co. (a)	349,000	5,301,310
		28,359,810
Multi-Utilities & Unregulated Power - 1.7%
SCANA Corp.	797,400	24,615,738
TOTAL UTILITIES		75,026,181
TOTAL COMMON STOCKS (Cost $1,201,861,546)		1,268,218,855
Convertible Bonds - 0.3%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Charles River Laboratories, Inc. 3.5% 2/1/22 (d) (Cost $3,800,000)	B+	$ 3,800,000	$ 4,232,250
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 1.68% 7/5/02 (e) (Cost $24,994)	-	25,000	24,995
Money Market Funds - 12.7%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	143,937,117	143,937,117
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	36,108,580	36,108,580
TOTAL MONEY MARKET FUNDS (Cost $180,045,697)		180,045,697
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,385,732,237)		1,452,521,797
NET OTHER ASSETS - (2.7)%		(38,441,210)
NET ASSETS - 100%		1,414,080,587
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
1 Midcap 400 Index Contracts	Sept. 2002	$ 245,150	$ (9,431)
The face value of futures purchased as a percentage of net assets - 0.0%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,232,250 or 0.3% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,995.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,313,425,778 and $1,007,652,007.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $136,941 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.9%
Canada	8.8
Korea (South)	1.1
South Africa	1.0
Others (individually less than 1%)	3.2
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,387,499,346. Net unrealized appreciation aggregated $65,022,451, of which $134,452,974 related to appreciated investment securities and $69,430,523 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $58,214,000 of which $15,428,000 and $42,786,000 will expire on December 31, 2008 and 2009, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,834,927) (cost $1,385,732,237) - See accompanying schedule		$ 1,452,521,797
Cash		1,271
Receivable for fund shares sold		2,100,796
Dividends receivable		1,229,286
Interest receivable		270,305
Receivable for daily variation on futures contracts		1,275
Other receivables		311,566
Total assets		1,456,436,296
Liabilities
Payable for investments purchased	$ 3,587,455
Payable for fund shares redeemed	1,789,008
Accrued management fee	692,100
Distribution fees payable	111,961
Other payables and accrued expenses	66,605
Collateral on securities loaned, at value	36,108,580
Total liabilities		42,355,709
Net Assets		$ 1,414,080,587
Net Assets consist of:
Paid in capital		$ 1,408,117,469
Undistributed net investment income		2,460,952
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(63,280,795)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		66,782,961
Net Assets		$ 1,414,080,587
Initial Class: Net Asset Value, offering price and redemption price per share ($625,273,100 ÷ 32,614,518 shares)		$ 19.17
Service Class: Net Asset Value, offering price and redemption price per share ($415,960,546 ÷ 21,744,367 shares)		$ 19.13
Service Class 2: Net Asset Value, offering price and redemption price per share ($372,846,941 ÷ 19,555,234 shares)		$ 19.07

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 6,033,211
Interest		1,269,580
Security lending		144,535
Total income		7,447,326
Expenses
Management fee	$ 3,776,763
Transfer agent fees	456,463
Distribution fees	565,280
Accounting and security lending fees	158,485
Non-interested trustees' compensation	2,090
Custodian fees and expenses	39,527
Audit	12,656
Legal	8,001
Miscellaneous	34,016
Total expenses before reductions	5,053,281
Expense reductions	(505,659)	4,547,622
Net investment income (loss)		2,899,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,373,439)
Foreign currency transactions	(25,528)
Futures contracts	(19,512)
Total net realized gain (loss)		(2,418,479)
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,178,927)
Assets and liabilities in foreign currencies	3,233
Futures contracts	(9,431)
Total change in net unrealized appreciation (depreciation)		(25,185,125)
Net gain (loss)		(27,603,604)
Net increase (decrease) in net assets resulting from operations		$ (24,703,900)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,899,704	$ 9,952,192
Net realized gain (loss)	(2,418,479)	(21,695,188)
Change in net unrealized appreciation (depreciation)	(25,185,125)	(14,911,862)
Net increase (decrease) in net assets resulting from operations	(24,703,900)	(26,654,858)
Distributions to shareholders from net investment income	(10,315,464)	-
Share transactions - net increase (decrease)	297,144,685	233,603,651
Total increase (decrease) in net assets	262,125,321	206,948,793
Net Assets
Beginning of period	1,151,955,266	945,006,473
End of period (including undistributed net investment income of $2,460,952 and undistributed net investment income of $9,876,712, respectively)	$ 1,414,080,587	$ 1,151,955,266
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	4,875,356	3,990,166	10,207,775
Reinvested	277,413	161,340	101,720
Redeemed	(1,878,423)	(1,169,810)	(1,545,515)
Net increase (decrease)	3,274,346	2,981,696	8,763,980
Dollars
Sold	$ 97,064,092	$ 78,829,203	$ 200,685,097
Reinvested	5,301,369	3,078,362	1,935,732
Redeemed	(36,828,613)	(22,835,576)	(30,084,981)
Net increase (decrease)	$ 65,536,848	$ 59,071,989	$ 172,535,848

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	9,676,112	9,095,820	8,986,545
Reinvested	-	-	-
Redeemed	(9,413,601)	(4,323,424)	(1,810,628)
Net increase (decrease)	262,511	4,772,396	7,175,917
Dollars
Sold	$ 182,558,139	$ 170,632,678	$ 167,539,684
Reinvested	-	-	-
Redeemed	(173,494,579)	(80,200,595)	(33,431,676)
Net increase (decrease)	$ 9,063,560	$ 90,432,083	$ 134,108,008

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,301,369	$ 3,078,363	$ 1,935,732
From net realized gain	-	-	-
Total	$ 5,301,369	$ 3,078,363	$ 1,935,732

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ -	$ -	$ -
From net realized gain	-	-	-
Total	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.60	$ 20.26	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.20	.19	-	-
Net realized and unrealized gain (loss)	(.30)	(.86)	4.95	5.05	.31
Total from investment operations	(.25)	(.66)	5.14	5.05	.31
Distributions from net investment income	(.18)	-	(.08)	-	-
Distributions from net realized gain	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	(.05)	(.02)	-
Total distributions	(.18)	-	(.13)	(.11)	-
Net asset value, end of period	$ 19.17	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Total Return B,C,D	(1.27)%	(3.26)%	33.78%	49.04%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.69% A	.69%	.74%	3.34%	115.88% A
Expenses net of voluntary waivers, if any	.69% A	.69%	.74%	1.00%	1.00% A
Expenses net of all reductions	.61% A	.62%	.69%	.97%	1.00% A
Net investment income (loss)	.53% A	1.06%	1.01%	.01%	(.27)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 625,273	$ 574,934	$ 589,026	$ 1,744	$ 516
Portfolio turnover rate	171% A	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of sale of shares) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.54	$ 20.22	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.18	.17	(.01)	-
Net realized and unrealized gain (loss)	(.29)	(.86)	4.93	5.05	.31
Total from investment operations	(.25)	(.68)	5.10	5.04	.31
Distributions from net investment income	(.16)	-	(.07)	-	-
Distributions from net realized gain	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	(.05)	(.02)	-
Total distributions	(.16)	-	(.12)	(.11)	-
Net asset value, end of period	$ 19.13	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Total Return B,C,D	(1.28)%	(3.36)%	33.54%	48.94%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.79% A	.79%	.84%	3.41%	115.96% A
Expenses net of voluntary waivers, if any	.79% A	.79%	.84%	1.10%	1.10% A
Expenses net of all reductions	.71% A	.72%	.79%	1.07%	1.10% A
Net investment income (loss)	.43% A	.96%	.92%	(.09)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,961	$ 366,665	$ 282,941	$ 25,908	$ 516
Portfolio turnover rate	171% A	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of sale of shares) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss) E	.03	.15	.14
Net realized and unrealized gain (loss)	(.29)	(.86)	5.35
Total from investment operations	(.26)	(.71)	5.49
Distributions from net investment income	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	(.05)
Total distributions	(.16)	-	(.11)
Net asset value, end of period	$ 19.07	$ 19.49	$ 20.20
Total Return B,C,D	(1.33)%	(3.51)%	37.12%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.94%	.99% A
Expenses net of voluntary waivers, if any	.94% A	.94%	.99% A
Expenses net of all reductions	.86% A	.88%	.94% A
Net investment income (loss)	.28% A	.81%	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 372,847	$ 210,356	$ 73,039
Portfolio turnover rate	171% A	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Fidelity Variable Insurance Products: Money Market Portfolio - Initial Class

Performance

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Money Market - Initial Class	2.46%	4.96%	4.80%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	7/2/02	4/2/02	1/1/02	10/2/01	7/3/01
Fidelity VIP: Money Market - Initial Class	1.69%	1.83%	2.06%	3.22%	3.90%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year.

Comparing Performance

The U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. A money market fund returns to its shareholders income earned by the fund's investments after expenses.

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Robert Duby, Portfolio Manager of Money Market Portfolio

Q. Bob, what was the investment environment like during the six months that ended June 30, 2002?

A. At the beginning of the period, the Federal Reserve Board had just finished an aggressive easing of monetary policy, having driven short-term interest rates to their lowest level in 40 years. The rate banks charge each other for overnight loans - known as the fed funds target rate - stood at 1.75% on January 1, 2002. Since then, the Fed has kept the target rate unchanged, although it moved from a bias toward lowering rates to support the economy to a more neutral stance. Earlier in 2002, many market participants expected the economy to rebound enough to encourage the Fed to reverse course and quickly raise rates. In fact, some expected the Fed to hike rates as early as May or June. However, generally positive economic data in the first quarter of 2002 turned mixed during early April and May. Nevertheless, the duration of the economic downturn remained mild by historical standards due to increased federal government spending and the delayed effect of the Fed's 2001 rate cuts. While pockets of weakness still existed, manufacturing was generally on the mend. However, weak business spending held back a full recovery, as did corporate governance scandals that eroded investor confidence in the financial markets.

Q. What other factors influenced the money markets?

A. The need for improved corporate governance has been an important factor within the money markets, one that led to greater volatility. In some instances, companies shut out of the commercial paper market due to investor hesitancy about their credit quality were forced to look elsewhere for funding. The amount of commercial paper outstanding fell dramatically during the period as a consequence, further exacerbated by the reduced corporate funding requirements associated with a slow business environment. The diminished supply of commercial paper combined with a record dollar volume of money market fund inflows during 2001 kept downward pressure on short-term market rates into 2002, even after the Fed had concluded its easing campaign.

Q. What was your strategy with the fund?

A. During the period, I looked to keep the average maturity of the portfolio relatively long because longer maturities offered more attractive risk/reward tradeoffs at a time when Fed action appeared increasingly unlikely. Credit quality concerns dominated my strategy throughout the period. In response, I used government agency discount notes during most of the period as the primary vehicle for adjusting maturities. As economic signs improved early this year, we began investing in corporate issuers with stronger financial profiles.

Q. What's your outlook, Bob?

A. The Fed's aggressive monetary policy in 2001 laid the foundation for surprisingly positive economic activity in the first quarter of 2002. The economy appears to have weathered the shocks of September 11 and the bursting of the technology bubble. At this point, the Fed's overriding objective appears to be one of nurturing the economic recovery. Benign inflation, excess capacity and soft economic data remove the need for the Fed to urgently increase rates in the near future. When business investment shows sustainable signs of strength, the Fed will likely begin to gradually raise rates. Given this environment, we are currently maintaining a neutral posture.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: income and share-price stability by investing in high-quality, short-term instruments

Start date: April 1, 1982

Size: as of June 30, 2002, more than $2.7 billion

Manager: Robert Duby, since 1997; joined Fidelity in 1982

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bank One Corp. 8/1/02	1.86%	$ 15,000,000	$ 15,056,407
Certificates of Deposit - 48.5%
Domestic Certificates Of Deposit - 0.7%
Citibank NA, New York
9/4/02	1.82%	15,000,000	15,000,000
U.S. Bank NA, Cincinnati
11/1/02	1.95	5,000,000	5,000,000
			20,000,000
London Branch, Eurodollar, Foreign Banks - 28.6%
ABN-AMRO Bank NV
8/19/02	1.90	5,000,000	5,000,000
8/19/02	1.93	20,000,000	20,000,000
11/8/02	2.00	5,000,000	5,000,000
11/12/02	1.96	35,000,000	35,000,000
Australia & New Zealand Banking Group Ltd.
12/16/02	2.11	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA
8/30/02	1.82	30,000,000	30,001,406
Barclays Bank PLC
9/16/02	1.97	35,000,000	34,998,512
9/19/02	2.01	25,000,000	25,000,000
10/28/02	2.04	25,000,000	25,000,000
11/12/02	1.96	10,000,000	10,000,000
12/13/02	2.07	5,000,000	5,000,000
Bayerische Hypo-und Vereinsbank AG
8/19/02	1.85	5,000,000	5,000,000
9/27/02	1.82	100,000,000	99,999,999
11/8/02	2.05	10,000,000	10,000,000
BNP Paribas SA
12/17/02	2.10	15,000,000	15,000,000
12/31/02	2.23	25,000,000	25,000,000
Credit Agricole Indosuez
12/31/02	2.24	5,000,000	5,000,000
Deutsche Bank AG
9/12/02	2.02	15,000,000	15,000,000
12/13/02	2.07	5,000,000	5,000,000
12/31/02	2.25	5,000,000	5,002,976
Dresdner Bank AG
11/13/02	2.03	5,000,000	5,000,000
Halifax PLC
8/27/02	1.96	10,000,000	10,000,000
11/8/02	2.00	15,000,000	15,000,000
11/12/02	1.96	10,000,000	10,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
HBOS Treasury Services PLC
9/20/02	1.81% (a)	$ 50,000,000	$ 50,000,000
10/2/02	1.81	50,000,000	50,000,000
ING Bank NV
8/22/02	1.96	5,000,000	5,000,000
9/13/02	1.82	10,000,000	10,000,000
Landesbank Baden-Wuerttemberg
11/18/02	2.00	5,000,000	5,000,000
Landesbank Hessen-Thuringen
7/22/02	1.76	10,000,000	10,000,000
Lloyds TSB Bank PLC
9/12/02	2.00	9,000,000	9,000,000
9/27/02	2.00	20,000,000	20,000,000
9/30/02	2.01	20,000,000	20,000,000
12/31/02	2.22	25,000,000	25,000,313
12/31/02	2.23	25,000,000	25,000,000
National Australia Bank Ltd.
7/31/02	1.94	5,000,000	5,000,000
12/31/02	2.23	18,000,000	18,000,000
Nordea Bank Finland PLC
8/22/02	1.94	5,000,000	5,000,000
Nordea North America, Inc.
11/12/02	1.97	5,000,000	5,000,000
RaboBank Nederland Coop. Central
8/15/02	1.95	15,000,000	14,999,992
Royal Bank of Scotland PLC
7/5/02	1.95	25,000,000	25,000,000
7/8/02	1.94	25,000,000	25,000,000
Societe Generale
12/31/02	2.15	5,000,000	5,000,000
Westdeutsche Landesbank Girozentrale
8/12/02	2.00	5,000,000	4,999,497
11/8/02	2.01	10,000,000	10,000,000
			797,002,695
New York Branch, Yankee Dollar, Foreign Banks - 19.2%
Abbey National Treasury Services PLC
7/3/02	1.75 (b)	25,000,000	24,988,622
7/10/02	1.75 (b)	10,000,000	9,995,348
Bayerische Hypo-und Vereinsbank AG
7/8/02	2.00	10,000,000	9,999,731
7/31/02	1.85	10,000,000	9,998,551
Bayerische Landesbank Girozentrale
7/5/02	1.96	5,000,000	5,000,000
BNP Paribas SA
9/5/02	2.00	25,000,000	25,000,000
9/16/02	2.00	15,000,000	15,000,000
9/25/02	2.00	15,000,000	15,000,000
12/13/02	2.08	10,000,000	10,000,000
12/31/02	2.21	20,000,000	20,000,000
12/31/02	2.23	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce
7/22/02	1.77%	$ 5,000,000	$ 5,000,000
Credit Agricole Indosuez
7/1/02	1.93 (b)	10,000,000	9,995,427
12/13/02	2.08	15,000,000	15,000,000
Deutsche Bank AG
7/1/02	1.76 (b)	50,000,000	49,993,699
7/8/02	1.73 (b)	50,000,000	49,987,014
7/22/02	1.74 (b)	10,000,000	9,995,603
Dexia Bank SA
7/15/02	1.74 (b)	5,000,000	4,998,833
7/22/02	1.75 (b)	5,000,000	4,998,168
7/26/02	1.75 (b)	10,000,000	9,995,848
Lloyds TSB Bank PLC
7/2/02	1.74 (b)	5,000,000	4,997,741
National Westminster Bank PLC
7/5/02	4.10	30,000,000	29,996,858
Royal Bank of Canada
7/8/02	1.76 (b)	25,000,000	24,996,212
7/19/02	1.75 (b)	10,000,000	9,998,126
7/25/02	1.74 (b)	15,000,000	14,993,378
7/31/02	1.74 (b)	25,000,000	24,988,687
11/20/02	2.55	28,500,000	28,481,919
Societe Generale
7/15/02	1.74 (b)	5,000,000	4,998,901
7/22/02	1.76 (b)	15,000,000	14,995,677
7/25/02	1.76 (b)	25,000,000	24,989,678
Svenska Handelsbanken AB
8/1/02	1.75 (a)(b)	10,000,000	9,994,466
Toronto-Dominion Bank
7/22/02	1.74 (b)	5,000,000	4,997,801
UBS AG
11/27/02	2.56	25,000,000	25,000,000
			533,376,288
TOTAL CERTIFICATES OF DEPOSIT			1,350,378,983
Commercial Paper - 28.1%

Amsterdam Funding Corp.
7/15/02	1.80	50,000,000	49,965,000
Aspen Funding Corp.
8/5/02	1.95	5,000,000	4,990,618
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/8/02	1.81	50,000,000	49,982,403
7/16/02	1.80	10,000,000	9,992,500
7/22/02	1.80	45,000,000	44,952,750
8/7/02	1.82	30,000,000	29,944,192
Commerzbank U.S. Finance, Inc.
8/1/02	1.85	15,000,000	14,976,104

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Corporate Receivables Corp.
7/24/02	1.80%	$ 50,000,000	$ 49,942,500
8/5/02	1.80	25,000,000	24,956,250
DaimlerChrysler North America Holding Corp.
7/16/02	2.08	5,000,000	4,995,688
Edison Asset Securitization LLC
10/3/02	1.92	15,000,000	14,925,583
10/3/02	1.94	5,000,000	4,974,933
11/1/02	2.02	10,000,000	9,931,667
Falcon Asset Securitization Corp.
7/10/02	1.80	50,000,000	49,977,500
7/18/02	1.80	25,000,000	24,978,750
8/5/02	1.84	15,000,000	14,973,167
8/28/02	1.85	5,000,000	4,985,178
Fleet Funding Corp.
9/10/02	1.82	5,000,000	4,982,151
Ford Motor Credit Co.
7/11/02	2.03	10,000,000	9,994,389
7/15/02	2.04	5,000,000	4,996,033
7/15/02	2.05	5,000,000	4,996,033
GE Capital International Funding, Inc.
8/19/02	1.84	25,000,000	24,937,729
General Electric Capital Corp.
9/10/02	1.95	5,000,000	4,980,968
9/11/02	1.99	5,000,000	4,980,300
12/9/02	2.10	10,000,000	9,907,425
General Electric Capital Services, Inc.
8/19/02	1.92	5,000,000	4,987,001
General Mills, Inc.
7/1/02	2.05	5,000,000	5,000,000
7/16/02	2.02	3,909,000	3,905,710
7/22/02	2.02	5,000,000	4,994,108
7/29/02	2.02	3,000,000	2,995,287
Montauk Funding Corp.
7/18/02	1.82	35,000,000	34,970,085
9/30/02	1.88	25,000,000	24,881,826
Morgan Stanley
7/1/02	2.08 (b)	40,000,000	40,000,000
Newcastle (Discover Card Master Trust)
8/5/02	1.81	5,000,000	4,991,250
8/6/02	1.83	5,000,000	4,990,900
9/12/02	1.82	5,000,000	4,981,649
9/13/02	1.82	5,000,000	4,981,397
Phillips Petroleum Co.
7/15/02	2.02	5,000,000	4,996,072
7/16/02	2.00	5,000,000	4,995,833
7/29/02	2.04	5,000,000	4,992,067
Quincy Capital Corp.
8/16/02	1.81	10,000,000	9,977,000
RaboBank Nederland Coop. Central
7/8/02	1.90	10,000,000	9,996,344
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Receivables Capital Corp.
7/24/02	1.80%	$ 5,000,000	$ 4,994,250
Sears Roebuck Acceptance Corp.
8/27/02	2.13	5,000,000	4,983,217
Sheffield Receivables Corp.
7/25/02	1.82	50,000,000	49,939,500
The Walt Disney Co.
8/6/02	2.16	5,000,000	4,989,250
UBS Finance, Inc.
10/28/02	1.98	27,237,000	27,060,535
Variable Funding Capital Corp.
8/5/02	1.81	25,000,000	24,956,250
Wyeth
7/8/02	1.87	5,000,000	4,998,182
8/12/02	1.88	5,000,000	4,989,092
TOTAL COMMERCIAL PAPER			782,766,616
Federal Agencies - 5.4%

Fannie Mae - 5.4%
Agency Coupons - 1.8%
7/1/02	1.83 (b)	50,000,000	49,986,444
Discount Notes - 3.6%
7/15/02	1.89	50,000,000	49,963,639
7/26/02	3.61	25,000,000	24,939,410
11/6/02	1.93	25,000,000	24,830,222
			99,733,271
TOTAL FEDERAL AGENCIES			149,719,715
Bank Notes - 3.2%

American Express Centurion Bank
7/15/02	1.81 (b)	5,000,000	5,000,000
7/26/02	1.81 (b)	5,000,000	5,000,000
Bank of America NA
8/14/02	1.93	20,000,000	20,000,000
Bank One NA, Chicago
7/17/02	1.94 (b)	25,000,000	25,016,854
U.S. Bank NA, Cincinnati
7/27/02	1.77 (b)	25,000,000	24,991,933
World Savings Bank FSB
9/4/02	1.82	10,000,000	9,999,461
TOTAL BANK NOTES			90,008,248
Master Notes - 2.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
7/1/02	2.29%	$ 25,000,000	$ 25,000,000
Goldman Sachs Group, Inc.
8/28/02	1.90 (c)	20,000,000	20,000,000
9/25/02	1.97 (c)	20,000,000	20,000,000
TOTAL MASTER NOTES			65,000,000
Medium-Term Notes - 4.0%

AT&T Corp.
8/6/02	3.05 (b)	25,000,000	25,000,000
Bank One Corp.
9/16/02	2.02 (b)	20,000,000	20,007,717
Citigroup, Inc.
7/12/02	1.81 (b)	5,000,000	5,000,000
General Electric Capital Corp.
7/9/02	1.87 (b)	20,000,000	20,000,000
7/29/02	1.84 (b)	10,000,000	10,000,000
Harwood Street Funding I LLC
7/22/02	1.96 (b)	10,000,000	10,000,000
Household Finance Corp.
9/20/02	1.98 (b)	10,000,000	9,991,538
Sheffield Receivables Corp.
7/22/02	1.80 (b)	5,000,000	5,000,000
Variable Funding Capital Corp.
7/19/02	1.79 (b)	5,000,000	4,999,899
TOTAL MEDIUM-TERM NOTES			109,999,154
Short-Term Notes - 2.8%

Jackson National Life Insurance Co.
7/1/02	2.19 (b)(c)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/1/02	2.23 (b)(c)	10,000,000	10,000,000
Monumental Life Insurance Co.
7/1/02	1.98 (b)(c)	5,000,000	5,000,000
7/1/02	2.01 (b)(c)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/02	2.16 (b)(c)	20,000,000	20,000,000
Pacific Life Insurance Co.
7/8/02	1.99 (b)(c)	5,000,000	5,000,000
SMM Trust 2001 M
9/13/02	1.89 (b)(c)	15,000,000	15,000,000
Transamerica Occidental Life Insurance Co.
8/1/02	2.08 (b)(c)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			77,000,000
Repurchase Agreements - 5.6%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 6/28/02 due 7/1/02 At 2%	$ 16,620,768	$ 16,618,000
With:
Bank of America NA At 2.08%, dated 6/28/02 due 7/1/02 (Commercial Paper Obligations) (principal amount $71,578,742) 0% - 2.05%, 7/12/02 - 8/22/02	70,012,133	70,000,000
J.P. Morgan Securities At 2.06%, dated 6/28/02 due 7/1/02 (Corporate Obligations) (principal amount $64,785,000) 0% - 7.65%, 8/2/02 - 4/15/16	70,012,017	70,000,000
TOTAL REPURCHASE AGREEMENTS		156,618,000
TOTAL INVESTMENT PORTFOLIO - 100.4%	2,796,547,123
NET OTHER ASSETS - (0.4)%	(10,391,034)
NET ASSETS - 100%	$ 2,786,156,089
Total Cost for Income Tax Purposes $ 2,796,547,123
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 1.90%, 8/28/02	6/11/02	$ 20,000,000.00
1.97%, 9/25/02	5/23/02	$ 20,000,000.00
Jackson National Life Insurance Co. 2.19%, 7/1/02	7/6/99	$ 7,000,000.00
Metropolitan Life Insurance Co. 2.23%, 7/1/02	3/26/02	$ 10,000,000.00
Monumental Life Insurance Co.: 1.98%, 7/1/02	9/17/98	$ 5,000,000.00
2.01%, 7/1/02	3/12/99	$ 5,000,000.00
New York Life Insurance Co. 2.16%, 7/1/02	2/28/02	$ 20,000,000.00
Pacific Life Insurance Co 1.99%, 7/8/02	9/6/01	$ 5,000,000.00
SMM Trust 2001 M 1.89%, 9/13/02	12/11/01	$ 15,000,000.00
Transamerica Occidental Life Insurance Co. 2.08%, 8/1/02	4/28/00	$ 10,000,000.00
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $117,000,000 or 4.2% of net assets.

Money Market Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $156,618,000) - See accompanying schedule		$ 2,796,547,123
Receivable for fund shares sold		47,079,343
Interest receivable		7,321,263
Total assets		2,850,947,729
Liabilities
Payable to custodian bank	$ 55,950
Payable for investments purchased on a delayed delivery basis	59,994,466
Payable for fund shares redeemed	3,794,280
Accrued management fee	461,108
Distribution fees payable	12,813
Other payables and accrued expenses	473,023
Total liabilities		64,791,640
Net Assets		$ 2,786,156,089
Net Assets consist of:
Paid in capital		$ 2,786,175,816
Accumulated net realized gain (loss) on investments		(19,727)
Net Assets		$ 2,786,156,089
Initial Class: Net Asset Value, offering price and redemption price per share ($2,719,610,590 ÷ 2,719,615,852 shares)		$ 1.00
Service Class: Net Asset Value, offering price and redemption price per share ($8,402,418 ÷ 8,400,860 shares)		$ 1.00
Service Class 2: Net Asset Value, offering price and redemption price per share ($58,143,081 ÷ 58,144,048 shares)		$ 1.00

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 28,282,191
Expenses
Management fee	$ 2,686,835
Transfer agent fees	906,234
Distribution fees	60,816
Accounting fees and expenses	122,336
Non-interested trustees' compensation	4,537
Custodian fees and expenses	25,112
Registration fees	846
Audit	13,510
Legal	7,412
Miscellaneous	86,229
Total expenses before reductions	3,913,867
Expense reductions	(2,739)	3,911,128
Net investment income		24,371,063
Net Realized Gain (Loss) on Investment securities		(20,578)
Net increase in net assets resulting from operations		$ 24,350,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income	$ 24,371,063	$ 105,115,032
Net realized gain (loss)	(20,578)	71,154
Net increase (decrease) in net assets resulting from operations	24,350,485	105,186,186
Distributions to shareholders from net investment income	(24,371,063)	(105,115,032)
Share transactions - net increase (decrease)	(13,611,920)	566,164,645
Total increase (decrease) in net assets	(13,632,498)	566,235,799
Net Assets
Beginning of period	2,799,788,587	2,233,552,788
End of period	$ 2,786,156,089	$ 2,799,788,587

Other Information:
Share Transactions at net asset value of $1.00 per share	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Sold	$ 3,203,824,855	$ 5,883,219	$ 296,700,926
Reinvested	23,622,385	63,786	347,100
Redeemed	(3,261,194,364)	(3,688,900)	(279,170,927)
Net increase (decrease)	$ (33,747,124)	$ 2,258,105	$ 17,877,099

Share Transactions at net asset value of $1.00 per share	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Sold	$ 6,279,947,605	$ 7,671,735	$ 244,909,763
Reinvested	104,611,787	50,876	452,369
Redeemed	(5,864,593,497)	(1,682,917)	(205,203,076)
Net increase (decrease)	$ 519,965,895	$ 6,039,694	$ 40,159,056

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 23,952,822	$ 64,775	$ 353,466

Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 104,611,787	$ 50,876	$ 452,369

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.041	.062	.050	.053	.053
Distributions from net investment income	(.009)	(.041)	(.062)	(.050)	(.053)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.89%	4.18%	6.30%	5.17%	5.46%	5.51%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.28%	.33%	.27%	.30%	.31%
Expenses net of voluntary waivers, if any	.29% A	.28%	.33%	.27%	.30%	.31%
Expenses net of all reductions	.29% A	.28%	.33%	.27%	.30%	.31%
Net investment income	1.82% A	3.99%	6.18%	5.06%	5.33%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,719,611	$ 2,753,379	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.040	.031
Distributions from net investment income	(.009)	(.040)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.86%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.40% A	.39%	.47% A
Expenses net of voluntary waivers, if any	.40% A	.39%	.45% A
Expenses net of all reductions	.40% A	.39%	.45% A
Net investment income	1.71% A	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,402	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.008	.039	.058
Distributions from net investment income	(.008)	(.039)	(.058)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.78%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.55% A	.55%	.96% A
Expenses net of voluntary waivers, if any	.55% A	.55%	.60% A
Expenses net of all reductions	.55% A	.55%	.60% A
Net investment income	1.56% A	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,143	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund. Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the Money Market Fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures and options transactions, foreign currency transactions, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales transactions. There were no significant book-to-tax differences for the money market fund.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is

Semiannual Report

2. Operating Policies - continued

Restricted Securities - continued

included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Money Market Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .30% of the fund's average net assets for Asset Manager: Growth, Growth Opportunities, Investment Grade Bond, and Mid Cap Portfolios, .20% for Growth & Income Portfolio, and .15% for Balanced Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For the Money Market Portfolio the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases. During the period the income-based portion of the management fee was $947,006 or an annualized rate of .07% of the fund's average net assets.

For the period each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager: Growth	.58%
Balanced	.43%
Growth & Income	.48%
Growth Opportunities	.58%
Investment Grade Bond	.43%
Mid Cap	.58%
Money Market	.20%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
Asset Manager: Growth	$ 4,412	$ 6,419	$ 10,831
Balanced	$ 12,492	$ 23,908	$ 36,400
Growth & Income	$ 140,519	$ 118,815	$ 259,334
Growth Opportunities	$ 132,037	$ 58,742	$ 190,779
Investment Grade Bond	$ 260	$ 38,252	$ 38,512
Mid Cap	$ 200,280	$ 365,000	$ 565,280
Money Market	$ 3,781	$ 57,035	$ 60,816

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annual rate of .07% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, each class paid FIIOC the following amounts:

Asset Manager: Growth
Initial Class	$ 129,386
Service Class	3,431
Service Class 2	2,944
$ 135,761
Balanced
Initial Class	$ 92,094
Service Class	8,554
Service Class 2	7,393
$ 108,041
Growth & Income
Initial Class	$ 283,076
Service Class	94,758
Service Class 2	35,641
$ 413,475
Growth Opportunities
Initial Class	$ 202,805
Service Class	90,666
Service Class 2	20,335
$ 313,806
Investment Grade Bond
Initial Class	$ 515,402
Service Class	163
Service Class 2	11,641
$ 527,206
Mid Cap
Initial Class	$ 210,667
Service Class	139,241
Service Class 2	106,555
$ 456,463
Money Market
Initial Class	$ 887,146
Service Class	2,971
Service Class 2	16,117
$ 906,234

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager: Growth	$ 160,167
Balanced	$ 451,057
Growth & Income	$ 1,649,845
Growth Opportunities	$ 595,704
Investment Grade Bond	$ 958,018
Mid Cap	$ 1,197,054

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction

Asset Manager: Growth	$ 99,285	$ -
Balanced	$ 36,350	$ 1,011
Growth & Income	$ 69,488	$ 940
Growth Opportunities	$ 186,513	$ 25
Investment Grade Bond	$ -	$ 23,742
Mid Cap	$ 504,865	$ 794
Money Market	$ -	$ 2,739

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR and certain unaffiliated insurance companies, each were the owners of record of more than 10% of the outstanding shares of the following funds:

Beneficial Interest
Fund	FILI %	Number of Unaffiliated Insurance Companies	Unaffiliated Insurance Companies %
Asset Manager: Growth	64%	-	-
Balanced	48%	1	37%
Growth & Income	30%	3	49%
Growth Opportunities	15%	1	56%
Investment Grade Bond	52%	-	-
Mid Cap	38%	1	25%
Money Market	58%	-	-

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager: Growth, Balanced,
Growth & Income, Growth Opportunities,
and Mid Cap Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced,
Investment Grade Bond, and Money Market Portfolios

Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
Investment Grade Bond, and Money Market Portfolios

JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced,
and Growth & Income Portfolios
Brown Brothers Harriman & Co., Boston, MA
Mid Cap Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Opportunities Portfolio

VIPICGRP2-SANN-0802 157843
1.774861.100

Fidelity® Variable Insurance Products
Service Class

Asset Manager SM Portfolio
Contrafund® Portfolio
Equity-Income Portfolio
Growth Portfolio
High Income Portfolio
Index 500 Portfolio
Overseas Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Asset Manager Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Contrafund Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Equity-Income Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Growth Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
High Income Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Index 500 Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Overseas Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Asset ManagerSM - Service Class	-9.05%	3.05%	7.64%
Fidelity Asset Manager Composite	-5.68%	5.79%	8.81%
S&P 500 ®	-17.99%	3.66%	11.43%
LB Aggregate Bond	8.63%	7.57%	7.34%
LB 3 Month T-Bill	2.65%	4.91%	4.71%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	8.88%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

** 50% stocks, 40% bonds and 10% short-term instruments effective January 1, 1997.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset ManagerSM Portfolio - Service Class on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $20,881 - a 108.81% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $29,516 over the same period - a 195.16% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,315 - a 103.15% increase. You can also look at how the Fidelity Asset Manager Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $23,271 - a 132.71% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio
Fund Talk: The Managers' Overview

(Portfolio Manager photograph)

(Portfolio Manager photograph)

An interview with Richard Habermann (right) and Ford O'Neil (left), Co-Managers of Asset Manager Portfolio

Q. How did the fund perform, Dick?

R.H. For the six months ending June 30, 2002, the fund trailed both the Fidelity Asset Manager Composite Index and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which fell 5.13% and 6.29%, respectively. For the 12 months ending June 30, 2002, the fund again lagged the Composite index and Lipper average, which declined 5.68% and 8.12%, respectively.

Q. How did your asset-allocation decisions influence fund results?

R.H. While asset allocation overall was slightly negative, weak stock selection was the main driver of performance versus our benchmarks during the six-month period. The fund benefited from assuming a more cautious stance heading into 2002 by scaling back on equities to around a 50% neutral weighting as valuations began to look stretched, given little-to-no improvement in company fundamentals and heightened uncertainty about corporate governance. Slightly underweighting stocks during the spring also helped, as their prices fell sharply on the slowed pace of economic recovery and persistent geopolitical concerns, which further weakened investor confidence. Our fixed-income strategy, however, restrained performance, particularly versus our peer average. Emphasizing high-yield securities rather than stronger-performing investment-grade bonds hurt. While high-yield bonds benefited from some improvement in the economy, widespread credit quality downgrades curbed their advances. We reduced the fund's high-yield exposure and raised its cash position during the spring to provide a cushion as market conditions deteriorated.

Q. What drove the performance of the fund's equity subportfolio?

R.H. The fund's equity investments - managed by Charles Mangum, who replaced Doug Chase in February - notably underperformed the S&P 500®. Despite favorable sector positioning, poor stock picking dampened results in an unforgiving market. Much of the underperformance came from the health care sector, where the fund was hurt by the continued struggles of leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough. These stocks - and drug stocks in general - declined due to manufacturing problems, sluggish new product pipelines and drug approval delays. Simply put, using health care as a growth alternative failed us during the period, as investors became less enchanted with the sector. Additionally, Charles suffered from some existing holdings that were hurt by accounting concerns, most notably Tyco International and Computer Associates. Finally, holding sizable stakes in poor-performing media stocks Clear Channel Communications and AOL Time Warner also detracted. Conversely, the fund benefited from underweighting large-cap tech stocks, such as Intel and IBM - the latter of which we completely avoided - that suffered from high valuations and persistently weak capital spending. We owned several consumer staples stocks, including Coca-Cola and Avon Products, which - due to their defensive nature - fared well as the prospects for a strong economic recovery waned. We subsequently sold Avon prior to period end. Holding defensive financials with little exposure to the capital markets also helped, as did one health care services stock, Cardinal Health.

Q. Turning to you, Ford, how did the fund's fixed-income investments fare?

F.O. Investment-grade bonds performed well despite volatile interest rate and stock market conditions, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against this backdrop, the subportfolio benefited from my emphasis on higher-yielding, higher-quality mortgage and asset-backed securities, which outpaced Treasuries during the period. Reducing our corporate weighting also was important, as was good credit analysis and diversification, which helped us avoid several prominent issuers that experienced severe financial stress. Despite producing a negative return and underperforming investment-grade securities, the fund's high-yield subportfolio beat its benchmark, as Mark Notkin sidestepped several key defaults and credit downgrades. He also benefited from becoming more conservative and reducing exposure to speculative securities, while adding exposure to higher-rated, defensive holdings. Finally, as a conservative vehicle, the strategic cash portion of the fund - managed by John Todd - was effective in providing reasonably steady returns to help offset capital market volatility.

Q. What's your outlook?

F.O. We remain cautious. While evidence of a strengthening economy is a positive for the equity markets, accounting and reporting uncertainties remain a concern. Continued cost cutting should help boost corporate earnings in 2002, but it may take some time for demand-driven earnings to rebound. That said, given the improving backdrop, it might be wise to consider becoming more aggressive.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: high total return with reduced risk over the long term by allocating assets among stocks, bonds and short-term instruments

Start date: September 6, 1989

Size: as of June 30, 2002, more than $3.1 billion

Manager: Richard Habermann and Ford O'Neil, since 2001; Richard Habermann joined Fidelity in 1968; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Cardinal Health, Inc.	3.9
American International Group, Inc.	2.5
General Electric Co.	2.4
Fannie Mae	2.2
Microsoft Corp.	1.9
12.9
Top Five Bond Issuers as of June 30, 2002
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	10.1
U.S. Treasury Obligations	5.6
Government National Mortgage Association	2.4
Freddie Mac	1.6
Ford Motor Credit Co.	0.4
20.1
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stock Class and equity futures	49.2%
Bond Class	45.2%
Short-Term Class	5.6%

* Foreign investments 4.8%

Asset Allocation in the pie chart reflects the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.0%
Dana Corp.	73,700	$ 1,365,661
Exide Technologies warrants 3/18/06 (a)	2	1
		1,365,662
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	251,800	7,163,710
Household Durables - 0.1%
Leggett & Platt, Inc.	138,700	3,245,580
Media - 2.7%
AOL Time Warner, Inc. (a)	1,678,200	24,686,322
Clear Channel Communications, Inc. (a)	1,822,700	58,362,854
Cox Communications, Inc. Class A (a)	23,100	636,405
		83,685,581
Multiline Retail - 0.5%
Federated Department Stores, Inc. (a)	125,000	4,962,500
Target Corp.	185,200	7,056,120
Wal-Mart Stores, Inc.	63,900	3,515,139
		15,533,759
Specialty Retail - 1.3%
Home Depot, Inc.	680,100	24,980,073
Lowe's Companies, Inc.	333,700	15,149,980
		40,130,053
Textiles Apparel & Luxury Goods - 0.0%
Arena Brands Holding Corp. Class B	8,445	162,566
TOTAL CONSUMER DISCRETIONARY		151,286,911
CONSUMER STAPLES - 4.2%
Beverages - 1.4%
PepsiCo, Inc.	345,800	16,667,560
The Coca-Cola Co.	467,400	26,174,400
		42,841,960
Food & Drug Retailing - 1.3%
Albertson's, Inc.	263,000	8,010,980
CVS Corp.	705,200	21,579,120
Rite Aid Corp. (a)	1,380,100	3,243,235
Safeway, Inc. (a)	159,700	4,661,643
Sysco Corp.	123,200	3,353,504
		40,848,482
Food Products - 0.0%
McCormick & Co., Inc. (non-vtg.)	29,200	751,900
Personal Products - 0.4%
Alberto-Culver Co. Class B	162,800	7,781,840
Gillette Co.	141,100	4,779,057
		12,560,897
Tobacco - 1.1%
Philip Morris Companies, Inc.	806,200	35,214,816
TOTAL CONSUMER STAPLES		132,218,055

	Shares	Value (Note 1)
ENERGY - 2.9%
Energy Equipment & Services - 0.3%
BJ Services Co. (a)	105,600	$ 3,577,728
ENSCO International, Inc.	13,600	370,736
GlobalSantaFe Corp.	72,100	1,971,935
Halliburton Co.	227,300	3,623,162
		9,543,561
Oil & Gas - 2.6%
ChevronTexaco Corp.	242,000	21,417,000
Conoco, Inc.	1,472,800	40,943,840
Exxon Mobil Corp.	434,300	17,771,556
		80,132,396
TOTAL ENERGY		89,675,957
FINANCIALS - 11.2%
Banks - 2.5%
Bank of America Corp.	173,800	12,228,568
Bank One Corp.	214,100	8,238,568
Comerica, Inc.	167,900	10,309,060
FleetBoston Financial Corp.	468,300	15,149,505
PNC Financial Services Group, Inc.	235,150	12,293,642
Synovus Financial Corp.	198,000	5,448,960
Wachovia Corp.	397,403	15,172,847
		78,841,150
Diversified Financials - 5.7%
Citigroup, Inc.	1,292,500	50,084,375
Fannie Mae	936,200	69,044,750
Goldman Sachs Group, Inc.	131,900	9,674,865
Merrill Lynch & Co., Inc.	637,800	25,830,900
Morgan Stanley	520,600	22,427,448
		177,062,338
Insurance - 3.0%
AFLAC, Inc.	61,800	1,977,600
Allmerica Financial Corp.	120,100	5,548,620
American International Group, Inc.	1,146,100	78,198,403
Hartford Financial Services Group, Inc.	114,800	6,827,156
PartnerRe Ltd.	39,300	1,923,735
		94,475,514
TOTAL FINANCIALS		350,379,002
HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 0.6%
C.R. Bard, Inc.	105,800	5,986,164
Guidant Corp. (a)	399,400	12,073,862
		18,060,026
Health Care Providers & Services - 4.0%
Cardinal Health, Inc.	1,975,800	121,333,867
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	59,300	$ 1,939,110
Priority Healthcare Corp. Class B (a)	114,500	2,690,750
		125,963,727
Pharmaceuticals - 4.8%
Abbott Laboratories	1,600	60,240
Bristol-Myers Squibb Co.	1,444,400	37,121,080
Elan Corp. PLC sponsored ADR (a)	573,200	3,135,404
Eli Lilly & Co.	12,600	710,640
Merck & Co., Inc.	362,500	18,357,000
Pfizer, Inc.	1,294,300	45,300,500
Schering-Plough Corp.	1,494,900	36,774,540
Wyeth	174,200	8,919,040
		150,378,444
TOTAL HEALTH CARE		294,402,197
INDUSTRIALS - 3.9%
Airlines - 0.1%
AMR Corp. (a)	75,800	1,277,988
Delta Air Lines, Inc.	81,700	1,634,000
		2,911,988
Building Products - 0.1%
Masco Corp.	154,200	4,180,362
Commercial Services & Supplies - 0.2%
ChoicePoint, Inc. (a)	41,733	1,897,615
First Data Corp.	94,400	3,511,680
		5,409,295
Industrial Conglomerates - 3.0%
General Electric Co.	2,611,000	75,849,550
Tyco International Ltd.	1,259,500	17,015,845
		92,865,395
Machinery - 0.2%
Ingersoll-Rand Co. Ltd. Class A	120,100	5,483,766
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	129,400	3,882,000
Norfolk Southern Corp.	160,500	3,752,490
Union Pacific Corp.	34,400	2,176,832
		9,811,322
TOTAL INDUSTRIALS		120,662,128
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.5%
Cisco Systems, Inc. (a)	876,400	12,225,780
Comverse Technology, Inc. (a)	259,900	2,406,674
		14,632,454
Computers & Peripherals - 1.0%
Dell Computer Corp. (a)	910,600	23,803,084

	Shares	Value (Note 1)
EMC Corp. (a)	404,100	$ 3,050,955
Sun Microsystems, Inc. (a)	572,200	2,866,722
		29,720,761
Electronic Equipment & Instruments - 0.2%
Arrow Electronics, Inc. (a)	28,300	587,225
Solectron Corp. (a)	906,100	5,572,515
		6,159,740
Internet Software & Services - 0.0%
Check Point Software Technologies Ltd. (a)	63,300	858,348
IT Consulting & Services - 0.0%
Electronic Data Systems Corp.	24,300	902,745
Semiconductor Equipment & Products - 1.1%
Analog Devices, Inc. (a)	87,100	2,586,870
Atmel Corp. (a)	292,700	1,832,302
Intel Corp.	450,800	8,236,116
Lattice Semiconductor Corp. (a)	145,000	1,267,300
Linear Technology Corp.	131,300	4,126,759
Micron Technology, Inc. (a)	265,800	5,374,476
Semtech Corp. (a)	77,700	2,074,590
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	275,000	3,575,000
United Microelectronics Corp. sponsored ADR	482,600	3,547,110
		32,620,523
Software - 2.6%
Adobe Systems, Inc.	92,200	2,627,700
Computer Associates International, Inc.	745,000	11,838,050
Microsoft Corp. (a)	1,079,000	59,021,300
Network Associates, Inc. (a)	78,100	1,504,987
Oracle Corp. (a)	227,300	2,152,531
Take-Two Interactive Software, Inc. (a)	200,000	4,118,000
VERITAS Software Corp. (a)	40,200	795,558
		82,058,126
TOTAL INFORMATION TECHNOLOGY		166,952,697
MATERIALS - 0.4%
Chemicals - 0.1%
IMC Global, Inc.	293,400	3,667,500
Metals & Mining - 0.3%
Alcoa, Inc.	148,100	4,909,515
Ryerson Tull, Inc.	326,900	3,801,847
		8,711,362
TOTAL MATERIALS		12,378,862
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T Corp.	566,900	6,065,830
BellSouth Corp.	704,200	22,182,300
McCaw International Ltd. warrants 4/16/07 (a)(f)	8,150	1
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
NTL, Inc. warrants 10/14/08 (a)	3,742	$ 37
Ono Finance PLC rights 5/31/09 (a)(f)	1,740	17
Qwest Communications International, Inc.	1,050,300	2,940,840
SBC Communications, Inc.	1,200,200	36,606,100
Verizon Communications, Inc.	869,200	34,898,380
		102,693,505
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(f)	2,845	51,210
Nextel Communications, Inc. Class A (a)	500,000	1,605,000
		1,656,210
TOTAL TELECOMMUNICATION SERVICES		104,349,715
UTILITIES - 0.9%
Electric Utilities - 0.8%
FirstEnergy Corp.	376,400	12,564,232
Southern Co.	262,100	7,181,540
TXU Corp.	119,300	6,149,915
		25,895,687
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	185,700	1,006,494
TOTAL UTILITIES		26,902,181
TOTAL COMMON STOCKS (Cost $1,675,265,847)		1,449,207,705
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financials - 0.1%
AES Trust VII $3.00	168,800	3,266,786
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	2,993	599
TOTAL CONVERTIBLE PREFERRED STOCKS		3,267,385
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	1,490	1,421,460

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	8,239	$ 1,647,800
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. $127.50 pay-in-kind	2,604	1,223,880
Dobson Communications Corp. $130.00 pay-in-kind	829	414,500
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	5,948	1,368,040
		3,006,420
TOTAL TELECOMMUNICATION SERVICES		4,654,220
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,075,680
TOTAL PREFERRED STOCKS (Cost $19,889,860)		9,343,065
Corporate Bonds - 22.7%
Ratings (unaudited) (j)		Principal Amount
Convertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 1,560,000	1,190,475
Specialty Retail - 0.3%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	6,974,000	8,004,339
TOTAL CONSUMER DISCRETIONARY			9,194,814
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	10,840,000	5,057,944
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Total Renal Care Holdings 7% 5/15/09 (f)	B2	2,940,000	2,879,363
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.3%
CIENA Corp. 3.75% 2/1/08	Ba3	2,620,000	1,519,600
Comverse Technology, Inc. 1.5% 12/1/05	BB	5,070,000	3,954,752
Juniper Networks, Inc. 4.75% 3/15/07	B2	8,930,000	5,218,603
			10,692,955
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.3%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	$ 7,110,000	$ 3,011,796
Sanmina-SCI Corp. 4.25% 5/1/04	Ba2	6,010,000	5,425,227
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	1,950,000	1,111,500
0% 11/20/20	Ba3	2,490,000	1,164,075
			10,712,598
Semiconductor Equipment & Products - 0.3%
Agere Systems, Inc. 6.5% 12/15/09	B2	1,750,000	1,212,960
Atmel Corp. 0% 5/23/21	CCC+	1,643,000	482,713
LSI Logic Corp. 4% 2/15/05	Ba3	2,660,000	2,241,316
Transwitch Corp. 4.5% 9/12/05	B3	31,000	18,290
Vitesse Semiconductor Corp. 4% 3/15/05	B3	5,020,000	3,677,150
			7,632,429
TOTAL INFORMATION TECHNOLOGY			29,037,982
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
4.75% 7/1/07	B3	530,000	242,475
5.25% 1/15/10	B3	1,030,000	436,514
6% 6/1/11	B3	7,260,000	3,258,288
			3,937,277
TOTAL CONVERTIBLE BONDS			50,107,380
Nonconvertible Bonds - 21.1%
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.4%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	610,000	600,850
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3	1,800,000	1,924,200
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	2,500,000	2,609,200
Dana Corp. 10.125% 3/15/10 (f)	Ba3	1,820,000	1,865,500
Dura Operating Corp. 8.625% 4/15/12 (f)	B1	1,440,000	1,440,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Lear Corp. 7.96% 5/15/05	Ba1	$ 2,280,000	$ 2,337,000
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	400,000	407,000
			11,183,750
Hotels, Restaurants & Leisure - 1.4%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	780,000	819,000
Domino's, Inc. 10.375% 1/15/09	B2	1,500,000	1,612,500
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,330,000	4,459,900
HMH Properties, Inc. 7.875% 8/1/08	Ba3	1,990,000	1,910,400
Horseshoe Gaming LLC 8.625% 5/15/09	B2	5,585,000	5,612,925
International Game Technology 8.375% 5/15/09	Ba1	1,220,000	1,281,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	1,110,000	1,101,675
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	1,170,000	1,237,275
Penn National Gaming, Inc. 8.875% 3/15/10	B3	2,270,000	2,247,300
Premier Parks, Inc.:
0% 4/1/08 (d)	B2	3,875,000	3,744,219
9.75% 6/15/07	B2	1,760,000	1,804,000
Station Casinos, Inc. 8.375% 2/15/08	B1	6,975,000	7,131,938
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	1,535,000	1,561,863
8.875% 8/15/11 (f)	B2	1,210,000	1,231,175
yankee 8.625% 12/15/07	B2	1,705,000	1,743,363
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	1,070,000	1,107,450
8.875% 4/15/11	Ba1	3,030,000	3,219,375
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	2,260,000	2,327,800
			44,153,158
Household Durables - 0.4%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2	2,480,000	2,517,200
8.875% 4/1/08	Ba2	325,000	329,875
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	525,000	441,000
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1	420,000	406,350
8% 2/1/09	Ba1	1,040,000	1,024,400
KB Home 8.625% 12/15/08	Ba3	1,070,000	1,080,700
Lennar Corp. 7.625% 3/1/09	Ba1	1,500,000	1,515,000
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc. 9.125% 6/15/11	Ba3	$ 1,340,000	$ 1,420,400
Sealy Mattress Co. 9.875% 12/15/07	B3	2,605,000	2,631,050
Standard Pacific Corp. 9.25% 4/15/12	Ba3	725,000	725,000
WCI Communities, Inc. 10.625% 2/15/11	B1	910,000	955,500
			13,046,475
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09 (f)	B2	1,740,000	1,740,000
Media - 2.6%
AMC Entertainment, Inc.:
9.5% 2/1/11	Caa3	975,000	965,250
9.875% 2/1/12	Caa3	1,300,000	1,300,000
American Media Operations, Inc. 10.25% 5/1/09	B2	1,870,000	1,963,500
AOL Time Warner, Inc.:
6.75% 4/15/11	Baa1	3,500,000	3,220,931
6.875% 5/1/12	Baa1	1,585,000	1,461,765
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	3,740,000	3,676,480
Chancellor Media Corp.:
8% 11/1/08	Ba1	1,260,000	1,247,400
8.125% 12/15/07	Ba2	435,000	430,650
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	B2	565,000	242,950
0% 4/1/11 (d)	B2	5,745,000	2,757,600
0% 5/15/11 (d)	B2	1,460,000	525,600
10% 4/1/09	B2	1,150,000	793,500
10% 5/15/11	B2	425,000	284,750
10.75% 10/1/09	B2	3,355,000	2,314,950
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	1,625,000	1,616,875
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	5,975,000	6,111,887
Corus Entertainment, Inc. 8.75% 3/1/12	B1	3,865,000	3,922,975
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	6,420,000	5,136,000
7.625% 7/15/18	Ba2	545,000	430,550
7.875% 2/15/18	Ba2	205,000	157,850
9.875% 4/1/23	BB-	1,370,000	1,027,500

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	$ 2,050,000	$ 1,875,750
9.375% 2/1/09	B1	3,445,000	3,203,850
Entravision Communications Corp. 8.125% 3/15/09 (f)	B3	2,495,000	2,507,475
Fox Family Worldwide, Inc. 9.25% 11/1/07	Baa1	1,020,000	1,081,200
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (d)	Ba1	345,000	351,900
International Cabletel, Inc. 11.5% 2/1/06 (c)	Ca	2,000,000	600,000
Lamar Media Corp.:
8.625% 9/15/07	Ba3	100,000	102,500
9.25% 8/15/07	B1	2,275,000	2,366,000
LBI Media, Inc. 10.125% 7/15/12	B3	1,495,000	1,495,000
News America Holdings, Inc. 7.75% 12/1/45	Baa3	7,000,000	6,533,562
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	2,110,000	2,141,650
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	3,265,000	2,807,900
Quebecor Media, Inc. 11.125% 7/15/11	B2	35,000	34,300
Radio One, Inc. 8.875% 7/1/11	B3	7,970,000	7,970,000
Regal Cinemas Corp. 9.375% 2/1/12 (f)	B3	2,465,000	2,563,600
Telewest PLC yankee:
9.625% 10/1/06	Caa3	2,530,000	1,012,000
11% 10/1/07	Caa3	415,000	168,075
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	1,000,000	995,015
Yell Finance BV:
0% 8/1/11 (d)	B2	420,000	286,650
10.75% 8/1/11	B2	3,520,000	3,819,200
			81,504,590
Multiline Retail - 0.1%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	2,435,000	2,557,317
TOTAL CONSUMER DISCRETIONARY			154,185,290
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	400,000	414,000
Food & Drug Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	Baa3	2,230,000	2,320,516
Pathmark Stores, Inc. 8.75% 2/1/12	B2	620,000	632,400
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Drug Retailing - continued
Rite Aid Corp.:
6% 10/1/03 (f)	Caa3	$ 320,000	$ 301,600
6.125% 12/15/08 (f)	Caa3	1,350,000	796,500
6.875% 8/15/13	Caa3	855,000	521,550
Safeway, Inc. 6.5% 3/1/11	Baa2	2,160,000	2,225,513
			6,798,079
Food Products - 0.2%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	1,155,000	1,201,200
Corn Products International, Inc. 8.25% 7/15/07	Ba1	1,980,000	1,960,042
Dean Foods Co.:
6.625% 5/15/09	B1	180,000	171,000
6.9% 10/15/17	B1	195,000	167,700
8.15% 8/1/07	B1	1,150,000	1,178,750
Del Monte Corp. 9.25% 5/15/11	B3	870,000	904,800
Dole Food Co., Inc. 7.25% 5/1/09 (f)	Ba1	1,025,000	1,045,500
Michael Foods, Inc. 11.75% 4/1/11	B2	105,000	115,500
			6,744,492
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	Ba1	300,000	283,500
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	310,000	317,750
10% 11/1/08	Ba3	2,190,000	2,529,450
			3,130,700
Personal Products - 0.1%
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	475,000	332,500
9% 11/1/06	Caa3	1,350,000	945,000
12% 12/1/05	Caa1	2,050,000	2,029,500
			3,307,000
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	A2	3,955,000	4,228,639
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	1,430,000	1,464,126
			5,692,765
TOTAL CONSUMER STAPLES			26,087,036

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	$ 665,000	$ 678,300
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	1,020,000	1,063,350
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	570,000	582,825
Trico Marine Services, Inc. 8.875% 5/15/12 (f)	B2	710,000	704,675
			3,029,150
Oil & Gas - 1.1%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	1,610,000	1,718,186
Chesapeake Energy Corp.:
7.875% 3/15/04	B1	890,000	898,900
8.125% 4/1/11	B1	3,610,000	3,564,875
8.375% 11/1/08	B1	1,350,000	1,339,875
8.5% 3/15/12	B1	2,600,000	2,567,500
Devon Energy Corp. 7.95% 4/15/32	Baa2	2,315,000	2,490,215
Encore Acquisition Co. 8.375% 6/15/12 (f)	B2	560,000	560,000
Forest Oil Corp. 8% 12/15/11	Ba3	1,030,000	1,030,000
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (f)	B2	340,000	351,900
Pemex Project Funding Master Trust 7.875% 2/1/09 (f)	Baa1	3,000,000	2,992,500
Petro-Canada 7% 11/15/28	Baa2	1,290,000	1,264,034
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)	-	1,510,000	1,485,478
Plains Resources, Inc. Series B, 10.25% 3/15/06	B2	5,425,000	5,601,313
Suncor Energy, Inc. 7.15% 2/1/32	A3	1,540,000	1,584,218
The Coastal Corp. 9.625% 5/15/12	Baa2	2,720,000	3,012,291
Valero Energy Corp. 6.875% 4/15/12	Baa2	1,200,000	1,233,097
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	2,335,000	2,299,975
			33,994,357
TOTAL ENERGY			37,023,507
FINANCIALS - 6.0%
Banks - 1.2%
Bank of America Corp.:
7.125% 9/15/06	Aa2	5,000,000	5,457,335
7.8% 2/15/10	Aa3	1,120,000	1,253,325
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
BankBoston Corp. 6.625% 2/1/04	A2	$ 510,000	$ 531,450
Capital One Bank 6.5% 7/30/04	Baa2	1,740,000	1,757,576
Den Danske Bank AS 6.375% 6/15/08 (f)(g)	Aa3	8,340,000	8,774,314
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	1,190,000	1,280,992
FleetBoston Financial Corp. 7.25% 9/15/05	A1	1,730,000	1,881,321
HSBC Finance Nederland BV 7.4% 4/15/03 (f)	A1	500,000	517,675
Korea Development Bank 7.375% 9/17/04	A3	615,000	659,561
MBNA America Bank NA 6.625% 6/15/12	Baa2	1,565,000	1,548,568
MBNA Corp. 7.5% 3/15/12	Baa2	2,035,000	2,167,015
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (g)	A1	1,660,000	1,735,356
7.816% 11/29/49	A1	3,230,000	3,517,002
Wachovia Corp. 4.95% 11/1/06	A1	5,000,000	5,038,845
Washington Mutual Bank 6.875% 6/15/11	A3	2,000,000	2,101,638
			38,221,973
Diversified Financials - 3.8%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	Aa3	2,500,000	2,886,255
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	Baa1	4,250,000	4,497,869
American Airlines pass thru trust certificate:
7.8% 4/1/08	A	1,710,000	1,714,275
7.858% 4/1/13	Baa1	2,200,000	2,381,196
American Gen. Finance Corp. 5.875% 7/14/06	A1	3,340,000	3,449,135
Amvescap PLC:
5.9% 1/15/07	A2	1,015,000	1,027,818
6.6% 5/15/05	A2	4,410,000	4,672,554
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	2,955,000	2,955,000
Burlington Resources Finance Co. 7.4% 12/1/31 (f)	Baa1	1,265,000	1,322,736
Capital One Financial Corp. 7.125% 8/1/08	Baa3	2,500,000	2,340,320

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
CIT Group, Inc.:
5.5% 2/15/04	A2	$ 680,000	$ 654,241
7.75% 4/2/12	A2	1,440,000	1,417,575
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3	782,237	729,930
6.9% 1/2/17	Baa3	314,338	291,999
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	2,590,000	2,647,457
5.5% 2/1/07	A3	2,500,000	2,544,580
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	3,075,000	3,099,102
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	605,000	649,070
7.92% 5/18/12	Baa1	920,000	953,047
10.06% 1/2/16	Ba1	410,000	385,400
Details Capital Corp. 0% 11/15/07 (d)	Caa1	505,000	479,750
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	2,340,000	2,436,960
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	200,000	130,000
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	910,000	903,175
Ford Motor Credit Co.:
5.8% 1/12/09	A3	1,705,000	1,603,041
6.5% 1/25/07	A3	2,010,000	2,011,837
7.25% 10/25/11	A3	360,000	361,727
7.375% 10/28/09	A3	1,150,000	1,190,483
7.5% 3/15/05	A3	3,850,000	4,026,349
7.875% 6/15/10	A3	2,500,000	2,613,598
General Electric Capital Corp. 6% 6/15/12	Aaa	3,140,000	3,094,313
General Motors Acceptance Corp.:
6.75% 1/15/06	A2	1,290,000	1,339,291
6.875% 9/15/11	A2	7,830,000	7,773,757
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	3,075,000	3,132,217
Household Finance Corp.:
6.375% 10/15/11	A2	1,300,000	1,243,603
6.5% 1/24/06	A2	1,565,000	1,600,034
8% 5/9/05	A2	610,000	657,072
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	A2	1,600,000	1,882,138
ING Capital Funding Trust III 8.439% 12/31/10	A1	1,400,000	1,560,993
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	3,000,000	3,037,221
6.75% 2/1/11	A1	2,090,000	2,166,308
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (f)	B1	$ 570,000	$ 547,200
10.5% 6/15/09 (f)	B1	230,000	232,300
Morgan Stanley 6.6% 4/1/12	Aa3	1,750,000	1,783,402
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	1,315,000	1,264,688
NiSource Finance Corp. 7.875% 11/15/10	Baa3	4,065,000	4,201,190
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	530,136	514,030
7.248% 7/2/14	Ba2	722,261	612,910
7.575% 3/1/19	A3	371,929	379,963
7.691% 4/1/17	Baa2	80,000	78,440
8.304% 9/1/10	Ba2	505,206	477,419
Petronas Capital Ltd. 7% 5/22/12 (f)	Baa1	4,615,000	4,689,994
PTC International Finance BV 0% 7/1/07 (d)	B1	2,475,000	2,499,750
PTC International Finance II SA 11.25% 12/1/09	B1	2,280,000	2,302,800
Salomon Smith Barney Holdings, Inc. 5.875% 3/15/06	Aa1	4,580,000	4,786,535
SESI LLC 8.875% 5/15/11	B1	120,000	121,200
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	4,250,000	2,660,207
7.625% 1/30/11	Baa3	1,500,000	1,193,448
8.75% 3/15/32	Baa3	1,255,000	943,843
TXU Eastern Funding 6.75% 5/15/09	Baa1	3,925,000	3,946,529
			117,099,274
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (f)	Aa2	2,500,000	2,521,085
6.25% 2/15/12 (f)	Aa2	1,350,000	1,383,396
			3,904,481
Real Estate - 0.9%
Arden Realty LP 7% 11/15/07	Baa3	4,000,000	4,149,420
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	1,590,000	1,653,513
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (f)	Ba3	1,970,000	1,989,700

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	$ 2,950,000	$ 3,091,960
EOP Operating LP:
6.375% 2/15/03	Baa1	1,000,000	1,020,653
7.75% 11/15/07	Baa1	5,820,000	6,375,548
ERP Operating LP 7.1% 6/23/04	Baa1	3,980,000	4,189,034
Regency Centers LP 6.75% 1/15/12	Baa2	1,990,000	2,034,660
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	2,350,000	2,420,500
			26,924,988
TOTAL FINANCIALS			186,150,716
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.1%
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	700,000	689,500
11.625% 12/1/06	B2	950,000	1,059,250
Boston Scientific Corp. 6.625% 3/15/05	Baa2	655,000	661,550
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (f)	B2	240,000	240,000
			2,650,300
Health Care Providers & Services - 0.7%
Alderwoods Group, Inc. 11% 1/2/07	-	3,483,000	3,500,415
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	410,000	422,300
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	1,150,000	1,173,000
Fountain View, Inc. 11.25% 4/15/08 (c)	-	2,330,000	1,398,000
HealthSouth Corp.:
7.625% 6/1/12 (f)	Ba1	400,000	392,000
8.375% 10/1/11	Ba1	1,500,000	1,567,500
8.5% 2/1/08	Ba1	620,000	635,500
10.75% 10/1/08	Ba2	680,000	742,900
Medpartners, Inc. 7.375% 10/1/06	Ba2	1,020,000	1,030,200
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	1,480,000	1,494,800
Service Corp. International (SCI):
6.3% 3/15/03	B1	780,000	756,600
7.2% 6/1/06	B1	580,000	545,200
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	1,275,000	1,415,250
Triad Hospitals, Inc. 8.75% 5/1/09	B1	3,385,000	3,554,250
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Unilab Corp. 12.75% 10/1/09	B3	$ 470,000	$ 547,550
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	930,000	967,200
			20,142,665
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	1,545,000	1,436,850
Biovail Corp. 7.875% 4/1/10	B2	2,695,000	2,600,675
			4,037,525
TOTAL HEALTH CARE			26,830,490
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	3,465,000	3,603,600
Transdigm, Inc. 10.375% 12/1/08 (f)	B3	370,000	379,250
			3,982,850
Airlines - 0.1%
Delta Air Lines, Inc.:
8.3% 12/15/29	Ba3	2,045,000	1,472,400
8.54% 1/2/07	Ba1	263,644	247,825
			1,720,225
Commercial Services & Supplies - 0.6%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	6,510,000	6,249,600
7.875% 1/1/09	Ba3	210,000	202,125
8.875% 4/1/08	Ba3	190,000	188,100
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	1,055,000	1,052,363
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	1,220,000	1,110,200
Iron Mountain, Inc.:
8.25% 7/1/11	B2	755,000	755,000
8.625% 4/1/13	B2	1,320,000	1,343,100
8.75% 9/30/09	B2	290,000	295,075
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	1,500,000	1,567,500
Mail-Well I Corp. 9.625% 3/15/12 (f)	B1	1,485,000	1,499,850
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	510,000	513,825
Pierce Leahy Corp. 9.125% 7/15/07	B2	705,000	729,675

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
World Color Press, Inc.:
7.75% 2/15/09	Baa2	$ 1,655,000	$ 1,655,000
8.375% 11/15/08	Baa2	110,000	113,300
			17,274,713
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	Ba3	330,000	349,800
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	290,000	305,950
Joy Global, Inc. 8.75% 3/15/12	B2	505,000	515,100
Tyco International Group SA yankee:
6.375% 10/15/11	Ba2	2,020,000	1,546,330
6.75% 2/15/11	Ba2	1,500,000	1,164,855
			3,882,035
Marine - 0.2%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	4,520,000	4,700,800
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	750,000	630,000
10.25% 11/15/06	B2	1,570,000	1,130,400
			6,461,200
Road & Rail - 0.2%
Kansas City Southern Railway Co.:
7.5% 6/15/09 (f)	Ba2	2,100,000	2,100,000
9.5% 10/1/08	Ba2	180,000	194,400
TFM SA de CV 11.75% 6/15/09	B1	4,820,000	4,542,850
			6,837,250
TOTAL INDUSTRIALS			40,158,273
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12 (f)	Ba3	1,505,000	1,505,000
Motorola, Inc. 8% 11/1/11	Baa2	2,010,000	1,961,497
			3,466,497
Computers & Peripherals - 0.2%
Compaq Computer Corp. 7.65% 8/1/05	Baa2	1,650,000	1,761,880
Hewlett-Packard Co. 6.5% 7/1/12	A3	3,060,000	3,044,700
Seagate Technology HDD Holdings 8% 5/15/09 (f)	Ba2	1,080,000	1,074,600
			5,881,180
Electronic Equipment & Instruments - 0.1%
Fisher Scientific International, Inc. 8.125% 5/1/12 (f)	B3	705,000	699,713
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. 9.875% 7/1/10	Ba2	$ 1,350,000	$ 1,397,250
Solectron Corp. 9.625% 2/15/09	Ba3	950,000	864,500
			2,961,463
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09 (f)	B1	1,660,000	1,361,200
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	540,000	558,900
10.5% 2/1/09	B2	340,000	358,700
Micron Technology, Inc. 6.5% 9/30/05 (i)	Ba2	3,000,000	2,670,000
			3,587,600
TOTAL INFORMATION TECHNOLOGY			17,257,940
MATERIALS - 1.4%
Chemicals - 0.3%
Compass Minerals Group, Inc. 10% 8/15/11	B3	1,550,000	1,627,500
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	715,000	729,300
Huntsman International LLC 9.875% 3/1/09 (f)	B3	1,490,000	1,497,450
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	705,000	655,650
9.625% 5/1/07	Ba3	805,000	764,750
9.875% 5/1/07	Ba3	500,000	477,500
OM Group, Inc. 9.25% 12/15/11	B3	2,330,000	2,399,900
			8,152,050
Containers & Packaging - 0.4%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	4,095,000	4,115,475
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	770,000	735,350
7.35% 5/15/08	B3	330,000	297,000
7.5% 5/15/10	B3	310,000	281,325
7.8% 5/15/18	B3	140,000	120,400
7.85% 5/15/04	B3	1,560,000	1,524,900

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
8.1% 5/15/07	B3	$ 630,000	$ 589,050
Packaging Corp. of America 9.625% 4/1/09	Ba2	2,185,000	2,348,875
Riverwood International Corp. 10.625% 8/1/07	B3	1,700,000	1,768,000
Sealed Air Corp.:
6.95% 5/15/09 (f)	Baa3	1,640,000	1,459,600
8.75% 7/1/08 (f)	Baa3	570,000	589,950
			13,829,925
Metals & Mining - 0.4%
AK Steel Corp.:
7.75% 6/15/12 (f)	B1	1,850,000	1,840,750
7.875% 2/15/09	B1	740,000	736,300
9.125% 12/15/06	B1	890,000	932,275
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	3,350,000	3,224,375
7.5% 11/15/06	B3	460,000	416,300
Luscar Coal Ltd. 9.75% 10/15/11	Ba3	1,180,000	1,262,600
P&L Coal Holdings Corp. 8.875% 5/15/08	Ba3	170,000	179,350
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	2,385,000	2,444,625
			11,036,575
Paper & Forest Products - 0.3%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	120,000	117,000
8.125% 5/15/11	Ba1	390,000	374,400
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2	190,000	194,750
Stone Container Corp.:
8.375% 7/1/12 (f)	B2	1,010,000	1,017,575
9.75% 2/1/11	B2	1,270,000	1,358,900
Weyerhaeuser Co.:
6.75% 3/15/12 (f)	Baa2	2,500,000	2,588,790
7.375% 3/15/32 (f)	Baa2	3,390,000	3,462,885
			9,114,300
TOTAL MATERIALS			42,132,850
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.4%
AT&T Corp.:
6.5% 3/15/29	Baa2	3,465,000	2,390,850
8% 11/15/31 (f)	Baa2	1,010,000	787,800
British Telecommunications PLC 8.875% 12/15/30	Baa1	2,580,000	2,810,053
Citizens Communications Co.:
8.5% 5/15/06	Baa2	2,000,000	1,935,512
8.5% 5/15/06	Baa2	2,900,000	2,806,475
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 8.25% 6/15/05 (e)	Baa1	$ 2,500,000	$ 2,557,883
Diamond Cable Communications PLC yankee:
10.75% 2/15/07 (c)	Ca	3,230,000	807,500
11.75% 12/15/05 (c)	Ca	3,000,000	750,000
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa3	3,410,000	3,471,990
NTL Communications Corp.:
0% 10/1/08 (c)(d)	Ca	330,000	85,800
11.5% 10/1/08 (c)	Ca	3,045,000	913,500
NTL, Inc. 0% 4/1/08 (c)(d)	Ca	415,000	112,050
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	195,000	192,075
Qwest Corp.:
8.875% 3/15/12 (f)	Baa3	4,900,000	4,361,000
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	1,070,000	716,900
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	3,540,000	3,550,358
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	5,000,000	5,100,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (c)	C	340,000	6,800
Telewest Communications PLC:
9.875% 2/1/10	Caa3	885,000	354,000
11.25% 11/1/08	Caa3	985,000	394,000
TELUS Corp. 8% 6/1/11	Baa2	2,000,000	1,661,820
Tritel PCS, Inc. 0% 5/15/09 (d)	Baa2	3,379,000	2,703,200
U.S. West Communications 7.2% 11/1/04	Baa3	2,010,000	1,788,900
Verizon New York, Inc. 7.375% 4/1/32	A1	1,065,000	1,004,568
WorldCom, Inc.:
6.4% 8/15/05 (c)	Ca	1,555,000	256,575
6.5% 5/15/04 (c)	Ca	270,000	44,550
7.375% 1/15/06 (c)(f)	CCC-	215,000	35,475
7.5% 5/15/11 (c)	Ca	6,385,000	1,053,525
8% 5/16/06 (c)	Ca	1,400,000	231,000
8.25% 5/15/31 (c)	Ca	3,270,000	539,550
			43,423,709
Wireless Telecommunication Services - 1.0%
AT&T Wireless Services, Inc. 7.875% 3/1/11	Baa2	2,500,000	2,019,345
Crown Castle International Corp.:
9.375% 8/1/11	B3	2,065,000	1,300,950
9.5% 8/1/11	B3	205,000	128,125

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
10.75% 8/1/11	B3	$ 385,000	$ 248,325
Dobson Communications Corp. 10.875% 7/1/10	B3	205,000	133,250
Echostar Broadband Corp. 10.375% 10/1/07	B1	4,225,000	4,056,000
Millicom International Cellular SA 13.5% 6/1/06	Caa1	2,790,000	976,500
Nextel Communications, Inc.:
0% 10/31/07 (d)	B3	7,320,000	3,806,400
0% 2/15/08 (d)	B3	840,000	394,800
9.375% 11/15/09	B3	3,110,000	1,555,000
Orange PLC yankee 9% 6/1/09	Baa3	3,455,000	3,005,850
PanAmSat Corp.:
6.125% 1/15/05	Ba2	750,000	682,500
6.375% 1/15/08	Ba2	1,120,000	1,041,600
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	1,920,000	1,286,400
SpectraSite Holdings, Inc.:
0% 3/15/10 (d)	Caa3	2,590,000	673,400
10.75% 3/15/10	Caa3	1,265,000	556,600
12.5% 11/15/10	Caa3	1,835,000	825,750
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	Baa2	1,314,000	1,051,200
10.625% 7/15/10	Baa2	465,000	441,750
VoiceStream Wireless Corp. 0% 11/15/09 (d)	Baa2	8,711,000	6,359,030
			30,542,775
TOTAL TELECOMMUNICATION SERVICES			73,966,484
UTILITIES - 1.7%
Electric Utilities - 1.3%
AES Corp. 9.375% 9/15/10	Ba3	2,600,000	1,612,000
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	Baa2	1,750,000	1,848,154
Avon Energy Partners Holdings:
6.46% 3/4/08 (f)	Baa3	3,960,000	3,867,502
6.73% 12/11/02 (f)	Baa3	4,910,000	4,960,720
CMS Energy Corp.:
7.5% 1/15/09	B3	985,000	699,350
8.375% 7/1/03	B3	1,755,000	1,439,100
9.875% 10/15/07	B3	1,655,000	1,241,250
Constellation Energy Group, Inc. 7% 4/1/12	Baa1	1,180,000	1,232,308
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	3,780,000	4,244,985
Edison International 6.875% 9/15/04	B3	750,000	682,500
FirstEnergy Corp. 6.45% 11/15/11	Baa2	2,155,000	2,092,281
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co. 7.5% 6/15/09	Baa2	$ 1,880,000	$ 1,779,422
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	1,920,000	1,604,218
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	675,000	607,500
7.05% 3/1/24	B3	340,000	312,800
9.625% 11/1/05 (f)	Caa2	920,000	920,000
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	340,000	316,200
8.625% 2/15/08	Baa3	1,065,000	1,011,750
PSI Energy, Inc. 6.65% 6/15/06	A3	2,450,000	2,542,610
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	2,550,000	2,316,175
Sierra Pacific Power Co. 8% 6/1/08	Ba2	550,000	522,500
Southern California Edison Co. 7.625% 1/15/10	Ba3	1,472,000	1,339,520
TECO Energy, Inc. 7% 5/1/12	A3	2,345,000	2,459,260
Texas Utilities Co. 6.375% 1/1/08	Baa3	390,000	393,262
			40,045,367
Gas Utilities - 0.2%
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	225,000	177,750
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	885,000	920,968
El Paso Energy Corp. 7.75% 1/15/32	Baa2	1,190,000	1,103,535
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	1,165,000	1,232,083
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	150,000	112,500
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (f)	Baa2	1,680,000	1,785,000
Sempra Energy 7.95% 3/1/10	A2	1,210,000	1,289,946
			6,621,782
Multi-Utilities & Unregulated Power - 0.2%
AES Corp.:
8.75% 6/15/08	Ba3	280,000	173,600
9.5% 6/1/09	Ba3	2,685,000	1,745,250

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Western Resources, Inc.(OLD):
7.875% 5/1/07 (f)	Ba1	$ 1,780,000	$ 1,766,650
9.75% 5/1/07 (f)	Ba2	2,000,000	1,920,000
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	1,275,000	1,032,495
7.5% 1/15/31	Baa2	1,400,000	1,005,404
			7,643,399
TOTAL UTILITIES			54,310,548
TOTAL NONCONVERTIBLE BONDS			658,103,134
TOTAL CORPORATE BONDS (Cost $736,760,822)			708,210,514
U.S. Government and Government Agency Obligations - 7.8%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
5.5% 5/2/06	Aa2	4,185,000	4,396,066
6.25% 2/1/11	Aa2	2,115,000	2,223,203
7.25% 5/15/30	Aaa	4,280,000	4,873,722
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	Aaa	2,000,000	2,283,504
Freddie Mac:
5.5% 7/15/06	Aaa	33,075,000	34,691,971
5.875% 3/21/11	Aa2	9,265,000	9,496,291
6.875% 9/15/10	Aaa	1,400,000	1,555,621
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	Aaa	2,825,000	3,036,352
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			62,556,730
U.S. Treasury Obligations - 5.8%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.76% 7/5/02 to 7/25/02 (k)	-	6,300,000	6,295,020
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	7,265,000	7,869,753
6.625% 2/15/27	Aaa	1,500,000	1,684,215
7.625% 2/15/25	Aaa	1,290,000	1,609,355
8.125% 8/15/19	Aaa	22,210,000	28,448,700
8.875% 8/15/17	Aaa	2,000,000	2,697,628
10% 5/15/10	Aaa	9,600,000	11,272,128
11.75% 2/15/10	Aaa	13,045,000	15,751,329
12% 8/15/13	Aaa	3,740,000	5,229,133
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
3.5% 11/15/06	Aaa	$ 5,500,000	$ 5,402,034
6.125% 8/15/07	Aaa	785,000	855,605
6.5% 2/15/10	Aaa	39,515,000	44,173,028
7% 7/15/06	Aaa	42,250,000	47,192,870
7.25% 8/15/04	Aaa	1,404,000	1,527,069
TOTAL U.S. TREASURY OBLIGATIONS			180,007,867
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $233,211,191)			242,564,597
U.S. Government Agency - Mortgage Securities - 12.0%

Fannie Mae - 9.4%
5.5% 1/1/32 to 3/1/32	Aaa	8,527,495	8,277,682
6% 6/1/13 to 6/1/32	Aaa	73,282,250	73,912,877
6.5% 6/1/13 to 6/1/31	Aaa	98,817,988	101,371,308
6.5% 7/1/32 (l)	Aaa	9,100,000	9,273,469
6.5% 7/1/32 (l)	Aaa	8,625,000	8,789,414
6.5% 7/1/32 (l)	Aaa	14,382,110	14,656,269
6.5% 7/1/32 (l)	Aaa	5,753,064	5,862,732
7% 8/1/13 to 4/1/32	Aaa	47,338,810	49,215,493
7% 7/1/17 (l)	Aaa	3,455,000	3,625,591
7.5% 7/1/16 to 10/1/30	Aaa	16,032,941	16,869,040
8% 1/1/26 to 6/1/30	Aaa	2,386,403	2,536,921
TOTAL FANNIE MAE			294,390,796
Freddie Mac - 0.2%
7.5% 5/1/17 to 11/1/30	Aaa	5,483,628	5,774,811
8% 7/1/17 to 5/1/27	Aaa	228,588	245,037
8.5% 7/1/22 to 6/1/23	Aaa	21,061	22,724
TOTAL FREDDIE MAC			6,042,572
Government National Mortgage Association - 2.4%
6% 12/15/08 to 6/15/09	Aaa	1,426,999	1,490,858
6.5% 6/15/08 to 8/15/27	Aaa	23,921,814	24,721,766
7% 7/15/28 to 1/15/32	Aaa	24,226,303	25,215,022
7% 7/1/32 (l)	Aaa	6,345,000	6,586,903
7.5% 9/15/22 to 8/15/28	Aaa	9,999,241	10,608,431
8% 5/15/25 to 1/15/31	Aaa	4,225,328	4,501,261

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
8.5% 12/15/16 to 12/15/30	Aaa	$ 1,579,361	$ 1,696,239
8.5% 7/1/32 (l)	Aaa	224,783	240,729
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			75,061,209
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $362,017,693)			375,494,577
Asset-Backed Securities - 0.8%

BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	1,644,122	1,647,718
Capital One Master Trust 3.85% 8/15/07	Aaa	810,000	817,214
CIT Marine Trust 5.8% 4/15/10	Aaa	2,517,961	2,552,583
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	4,600,000	4,734,481
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	4,285,000	4,392,969
Ford Credit Auto Owner Trust 5.71% 9/15/05	A1	1,055,000	1,101,651
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	5,000,000	5,193,164
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	2,650,000	2,800,520
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	394,052	393,698
TOTAL ASSET-BACKED SECURITIES (Cost $22,974,825)			23,633,998
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0192% 12/29/25 (f)(g)	Ba3	392,974	190,646
U.S. Government Agency - 0.3%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	3,300,000	3,379,754
Collateralized Mortgage Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	$ 2,600,000	$ 2,638,586
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	2,899,510	3,121,186
TOTAL U.S. GOVERNMENT AGENCY			9,139,526
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,568,095)			9,330,172
Commercial Mortgage Securities - 1.8%

Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.341% 4/15/36 (g)(h)	Aaa	12,719,759	830,759
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.0912% 8/1/24 (f)(g)	-	1,900,000	1,292,000
BKB Commercial Mortgage Trust Series 1997-C1 Class D, 0% 2/25/43 (f)(g)	BBB	1	1
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	2,967,793	3,152,700
Class B, 7.48% 2/1/08	A	2,320,000	2,515,388
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 1/17/12	Baa3	2,500,000	2,574,895
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	4,260,000	4,220,063
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	Aa2	3,500,000	3,765,781
Class C1, 7.52% 5/15/06 (f)	A2	2,300,000	2,474,656
Class D1, 7.77% 5/15/06 (f)	Baa2	2,200,000	2,324,438
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.168% 4/29/39 (f)(g)	-	1,600,000	1,292,501

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 8.1258% 4/15/19 (f)(g)	-	$ 500,000	$ 10,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (f)	BBB-	2,113,425	2,076,440
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (f)(g)	-	1,300,000	962,000
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	Ba1	750,000	744,609
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (g)	Baa3	4,930,000	4,856,050
LB-UBS Commercial Mortgage Trust sequential pay Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	3,886,158	4,046,466
LTC Commercial Mortgage pass thru trust certificate sequential pay Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	2,836,866	2,928,178
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (f)	-	1,473,000	1,067,465
Class L, 7.9% 11/15/26 (f)	-	1,133,000	657,140
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	2,390,000	2,440,041
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (f)	Aaa	4,200,000	4,458,563
Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	4,120,000	4,277,075
Class E2, 7.224% 12/15/10 (f)	Baa3	2,450,000	2,525,031
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,315,648)			55,492,240
Foreign Government and Government Agency Obligations - 0.5%
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Chilean Republic:
5.625% 7/23/07	Baa1	$ 1,335,000	$ 1,314,975
7.125% 1/11/12	Baa1	1,590,000	1,604,906
Malaysian Government 7.5% 7/15/11	Baa2	1,250,000	1,328,125
Newfoundland Province yankee 11.625% 10/15/07	A3	2,000,000	2,631,400
Polish Government 6.25% 7/3/12	Baa1	2,505,000	2,507,730
Quebec Province 5.75% 2/15/09	A1	2,500,000	2,605,800
United Mexican States 9.875% 2/1/10	Baa2	2,770,000	3,095,475
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,559,073)			15,088,411
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	144,205,179	144,205,179
Fidelity Money Market Central Fund, 1.98% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	5,027,100	5,027,100
TOTAL MONEY MARKET FUNDS (Cost $273,092,441)		273,092,441
Cash Equivalents - 0.1%
Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02 (Cost $3,083,000)	$ 3,083,450	3,083,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $3,403,738,495)	3,164,540,720
NET OTHER ASSETS - (1.4)%	(42,332,442)
NET ASSETS - 100%	$ 3,122,208,278
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
319 S&P 500 Index Contracts	Sept. 2002	$ 78,960,475	$ (1,744,860)

The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $153,060,743 or 4.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 2,417,500
(j) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,295,207.
(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

Aaa, Aa, A	25.7%
Baa	7.2%
Ba	4.4%
B	6.4%
Caa, Ca, C	0.8%
D	0.0%
Not rated	0.4%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $2,802,398,495 and $2,829,552,583, respectively, of which long-term U.S. government and government agency obligations aggregated $663,492,456 and $567,691,313, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $156,697 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,670,000 or 0.1% of net assets.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $3,412,147,427. Net unrealized depreciation aggregated $247,606,707, of which $92,566,427 related to appreciated investment securities and $340,173,134 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $168,073,000 all of which will expire on December 31, 2009.

Asset Manager Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,041,518 and repurchase agreements of $3,083,000) (cost $3,403,738,495) - See accompanying schedule		$ 3,164,540,720
Cash		126,693
Receivable for investments sold		21,291,000
Receivable for fund shares sold		399,409
Dividends receivable		2,080,191
Interest receivable		21,970,192
Other receivables		280,967
Total assets		3,210,689,172
Liabilities
Payable for investments purchased
Regular delivery	$ 29,842,246
Delayed delivery	48,846,955
Payable for fund shares redeemed	2,939,947
Accrued management fee	1,425,747
Distribution fees payable	5,412
Payable for daily variation on futures contracts	151,525
Other payables and accrued expenses	241,962
Collateral on securities loaned, at value	5,027,100
Total liabilities		88,480,894
Net Assets		$ 3,122,208,278
Net Assets consist of:
Paid in capital		$ 3,425,976,703
Undistributed net investment income		68,948,821
Accumulated undistributed net realized gain (loss) on investments		(131,774,340)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(240,942,906)
Net Assets		$ 3,122,208,278
Initial Class: Net Asset Value, offering price and redemption price per share ($3,080,751,845 ÷ 240,729,779 shares)		$ 12.80
Service Class: Net Asset Value, offering price and redemption price per share ($26,962,221 ÷ 2,119,083 shares)		$ 12.72
Service Class 2: Net Asset Value, offering price and redemption price per share ($14,494,212 ÷ 1,144,668 shares)		$ 12.66

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 11,984,808
Interest		55,957,647
Security lending		18,781
Total income		67,961,236
Expenses
Management fee	$ 9,109,333
Transfer agent fees	1,158,967
Distribution fees	32,128
Accounting and security lending fees	309,108
Non-interested trustees' compensation	15,277
Custodian fees and expenses	50,299
Audit	22,911
Legal	10,479
Miscellaneous	68,233
Total expenses before reductions	10,776,735
Expense reductions	(612,915)	10,163,820
Net investment income (loss)		57,797,416
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	57,889,225
Futures contracts	(7,449,625)
Total net realized gain (loss)		50,439,600
Change in net unrealized appreciation (depreciation) on: Investment securities	(397,434,130)
Assets and liabilities in foreign currencies	(718)
Futures contracts	(1,744,860)
Total change in net unrealized appreciation (depreciation)		(399,179,708)
Net gain (loss)		(348,740,108)
Net increase (decrease) in net assets resulting from operations		$ (290,942,692)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,797,416	$ 133,175,732
Net realized gain (loss)	50,439,600	(186,447,162)
Change in net unrealized appreciation (depreciation)	(399,179,708)	(124,991,159)
Net increase (decrease) in net assets resulting from operations	(290,942,692)	(178,262,589)
Distributions to shareholders from net investment income	(130,190,101)	(165,533,467)
Distributions to shareholders from net realized gain	-	(62,082,268)
Total distributions	(130,190,101)	(227,615,735)
Share transactions - net increase (decrease)	(47,705,688)	(166,612,262)
Total increase (decrease) in net assets	(468,838,481)	(572,490,586)
Net Assets
Beginning of period	3,591,046,759	4,163,537,345
End of period (including undistributed net investment income of $68,948,821 and undistributed net investment income of $144,946,442, respectively)	$ 3,122,208,278	$ 3,591,046,759
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	5,918,918	179,637	374,347
Reinvested	9,394,979	82,195	33,492
Redeemed	(19,149,670)	(316,078)	(98,502)
Net increase (decrease)	(3,835,773)	(54,246)	309,337
Dollars
Sold	$ 81,993,072	$ 2,448,959	$ 5,070,230
Reinvested	128,617,266	1,118,681	454,154
Redeemed	(261,847,764)	(4,240,950)	(1,319,336)
Net increase (decrease)	$ (51,237,426)	$ (673,310)	$ 4,205,048

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	14,430,722	570,655	583,205
Reinvested	14,767,544	110,168	19,334
Redeemed	(42,543,930)	(429,185)	(68,344)
Net increase (decrease)	(13,345,664)	251,638	534,195
Dollars
Sold	$ 210,075,603	$ 8,204,922	$ 8,374,378
Reinvested	225,648,078	1,674,550	293,107
Redeemed	(613,757,840)	(6,155,901)	(969,159)
Net increase (decrease)	$ (178,034,159)	$ 3,723,571	$ 7,698,326

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 128,617,266	$ 1,118,681	$ 454,154
From net realized gain	-	-	-
Total	$ 128,617,266	$ 1,118,681	$ 454,154

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 164,107,693	$ 1,212,605	$ 213,169
From net realized gain	61,540,385	461,945	79,938
Total	$ 225,648,078	$ 1,674,550	$ 293,107

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 16.01	$ 18.67	$ 18.16	$ 18.01	$ 16.93
Income from Investment Operations
Net investment income (loss) E	.23	.51	.62	.59	.59	.57
Net realized and unrealized gain (loss)	(1.41)	(1.13)	(1.30)	1.28	1.84	2.58
Total from investment operations	(1.18)	(.62)	(.68)	1.87	2.43	3.15
Distributions from net investment income	(.53)	(.64)	(.60) F	(.60)	(.57)	(.59)
Distributions from net realized gain	-	(.24)	(1.38) F	(.76)	(1.71)	(1.48)
Total distributions	(.53)	(.88)	(1.98)	(1.36)	(2.28)	(2.07)
Net asset value, end of period	$ 12.80	$ 14.51	$ 16.01	$ 18.67	$ 18.16	$ 18.01
Total Return B, C, D	(8.37)%	(4.15)%	(3.87)%	11.09%	15.05%	20.65%
Ratios to Average Net Assets G
Expenses before expense reductions	.62% A	.64%	.61%	.63%	.64%	.65%
Expenses net of voluntary waivers, if any	.62% A	.64%	.61%	.63%	.64%	.65%
Expenses net of all reductions	.59% A	.63%	.61%	.62%	.63%	.64%
Net investment income (loss)	3.36% A	3.53%	3.73%	3.36%	3.46%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,080,752	$ 3,547,730	$ 4,128,169	$ 4,936,926	$ 4,905,468	$ 4,399,937
Portfolio turnover rate	177% A	108%	76%	94%	113%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F The amounts shown reflect certain reclassifications related to book to tax differences.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 15.91	$ 18.59	$ 18.10	$ 17.99	$ 17.60
Income from Investment Operations
Net investment income (loss) E	.22	.49	.60	.56	.57	.10
Net realized and unrealized gain (loss)	(1.40)	(1.12)	(1.31)	1.29	1.82	.29
Total from investment operations	(1.18)	(.63)	(.71)	1.85	2.39	.39
Distributions from net investment income	(.51)	(.63)	(.59) G	(.60)	(.57)	-
Distributions from net realized gain	-	(.24)	(1.38) G	(.76)	(1.71)	-
Total distributions	(.51)	(.87)	(1.97)	(1.36)	(2.28)	-
Net asset value, end of period	$ 12.72	$ 14.41	$ 15.91	$ 18.59	$ 18.10	$ 17.99
Total Return B, C, D	(8.42)%	(4.24)%	(4.06)%	11.01%	14.82%	2.22%
Ratios to Average Net Assets H
Expenses before expense reductions	.73% A	.74%	.72%	.74%	.78%	.75% A
Expenses net of voluntary waivers, if any	.73% A	.74%	.72%	.74%	.78%	.75% A
Expenses net of all reductions	.70% A	.73%	.71%	.73%	.77%	.75% A
Net investment income (loss)	3.25% A	3.43%	3.62%	3.25%	3.49%	3.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,962	$ 31,324	$ 30,583	$ 23,677	$ 5,801	$ 10
Portfolio turnover rate	177% A	108%	76%	94%	113%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G The amounts shown reflect certain reclassifications related to book to tax differences.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 15.89	$ 18.17
Income from Investment Operations
Net investment income (loss) E	.21	.46	.53
Net realized and unrealized gain (loss)	(1.40)	(1.11)	(.84)
Total from investment operations	(1.19)	(.65)	(.31)
Distributions from net investment income	(.51)	(.64)	(.59) G
Distributions from net realized gain	-	(.24)	(1.38) G
Total distributions	(.51)	(.88)	(1.97)
Net asset value, end of period	$ 12.66	$ 14.36	$ 15.89
Total Return B, C, D	(8.52)%	(4.38)%	(1.97)%
Ratios to Average Net Assets H
Expenses before expense reductions	.89% A	.90%	.88% A
Expenses net of voluntary waivers, if any	.89% A	.90%	.88% A
Expenses net of all reductions	.86% A	.89%	.88% A
Net investment income (loss)	3.09% A	3.27%	3.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,494	$ 11,993	$ 4,785
Portfolio turnover rate	177% A	108%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G The amounts shown reflect certain reclassifications related to book to tax differences.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Contrafund - Service Class	-3.44%	7.77%	14.44%
S&P 500®	-17.99%	3.66%	12.66%
Variable Annuity Growth Funds Average	-21.57%	2.43%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Contrafund Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $27,482 - a 174.82% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,426 - a 144.26% increase.

The Lipper variable annuity mutli-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity multi-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year, average annual total returns for the variable annuity multi-cap core funds average were, -17.69% and 3.01%, respectively. The one year and five year average annual total returns for the variable annuity multi-cap supergroup average were, -18.43% and 3.97%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Will Danoff, Portfolio Manager of Contrafund Portfolio

Q. How did the fund perform, Will?

A. For the six months that ended June 30, 2002, the fund significantly outperformed the Standard & Poor's 500 Index, which returned -13.16%. The fund also topped the variable annuity growth funds average, which returned -15.38% according to Lipper Inc. For the 12 months that ended June 30, 2002, the fund outperformed both the S&P 500, which returned -17.99%, and the variable annuity growth funds average, which returned -21.57%.

Q. What strategies benefited the fund during the six-month period?

A. The fund's commitment to stocks of medium- and smaller-sized growth companies, which performed better than their larger brethren during the period, helped performance. Approximately 40% of the fund's assets were invested in companies with market values of lower than $10 billion. On average, shares of these companies - as measured by the Standard & Poor's MidCap and Russell 2000® indices - fell by only 3%-5% during the period, which marked a substantially better performance than the large-stock-oriented S&P 500. Examples of mid-cap stocks that performed well for the fund included Patterson Dental and Pepsi Bottling Group. Other strategies that benefited performance included large exposures to the health care and consumer staples sectors, as well as good stock picking within the aerospace and defense group. My continued de-emphasis on technology and telecommunications stocks also helped.

Q. What attracted you to the health care and consumer staples sectors?

A. Each group had what I look for as a fund manager: companies that were growing their earnings per share, and were showing high and improving returns on their invested capital. In health care, I made large commitments to hospital and managed-care stocks, and several - including HCA, Tenet Healthcare and UnitedHealth Group - performed very well. These companies benefited from strong demand, solid price increases, tight cost controls and strong free cash flow that produced earnings growth of more than 20% during the period. Also, each stock was a top-20 position at the end of the period. Consumer staples stocks were attractive because they offered understandable and predictable earnings growth of between 10%-15%. In a difficult stock market and sluggish economy, consumer names such as Avon, Pepsi and Kraft showed steady and improving growth. I also liked these companies because they made an effort to promote growth. Both Pepsi and Kraft have made strategic acquisitions over the past couple of years, while Avon named a dynamic new CEO to help revitalize its operations.

Q. Which aerospace and defense stocks worked out well?

A. Most of the fund's commitment here revolved around large defense firm Lockheed Martin, which performed very well during the period. Lockheed benefited from a new management approach, and the company also won a huge combat fighter plane contract, which I felt would enhance its future earnings growth potential.

Q. Did your bearish view on technology and telecom stocks change during the period?

A. No, and my de-emphasis helped performance significantly. The fund had less than 4% of its total assets in technology and telecommunications stocks at the end of the period, which was well below the 14% weighting in the S&P 500. In all, tech stocks fell 33% during the period, as measured by the Goldman Sachs® Technology Index. Many technology companies were unprofitable, as intense competition and sluggish demand combined to mute revenue growth. I'll continue to monitor these sectors for attractive growth opportunities, as prices have fallen sharply over the past two years.

Q. Which stocks turned out to be disappointments?

A. The fund's stake in Irish biotechnology firm Elan was the biggest disappointment. I owned Elan because it had an enviable record of consistent 20% earnings growth over the past several years and because of its promising research effort for the treatment of Alzheimer's disease. Unfortunately, the company's Alzheimer's drug met with initial disappointment, and some of its other products encountered new competition. The fund did not own a stake in Elan at the end of the period. The fund also was hurt by not owning enough of several stocks, including Coca-Cola and Royal Dutch Petroleum.

Q. What's your outlook, Will?

A. My outlook hasn't changed much. Stock market valuations are still high compared with historical averages and expected corporate earnings growth rates. Further, heavy consumer and corporate debt levels, low inflation and already high corporate profit margins are making it very difficult for companies to grow earnings rapidly. In addition, the massive U.S. trade deficit and weakening U.S. dollar could put further pressure on valuations as foreign investors look to sell U.S. stocks. I'm continuing to work hard with the Fidelity research staff to find the very best growth companies in which to invest.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public

Start date: January 3, 1995

Size: as of June 30, 2002, more than $8.4 billion

Manager: Will Danoff, since inception; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Lockheed Martin Corp.	3.3
PepsiCo, Inc.	2.6
Colgate-Palmolive Co.	2.6
Berkshire Hathaway, Inc. Class A	2.3
3M Co.	2.1
12.9
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Health Care	16.7
Financials	16.3
Consumer Staples	15.3
Industrials	13.5
Consumer Discretionary	13.2
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	90.8%
Bonds	0.4%
Short-Term Investments and Net Other Assets	8.8%

* Foreign investments	20.8%
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.1%
ArvinMeritor, Inc.	81,900	$ 1,965,600
Johnson Controls, Inc.	9,800	799,778
Michelin SA (Compagnie Generale des Etablissements) Series B	155,106	6,307,360
Superior Industries International, Inc.	30,900	1,429,125
		10,501,863
Automobiles - 1.7%
General Motors Corp.	16,000	855,200
Harley-Davidson, Inc.	670,200	34,361,154
Honda Motor Co. Ltd.	713,100	29,536,603
Nissan Motor Co. Ltd.	3,836,000	26,624,410
Toyota Motor Corp.	1,959,500	51,926,751
		143,304,118
Hotels, Restaurants & Leisure - 1.7%
Applebee's International, Inc.	52,050	1,194,548
Brinker International, Inc. (a)	99,300	3,152,775
CBRL Group, Inc.	40,700	1,238,501
Cheesecake Factory, Inc. (a)	247,000	8,763,560
Darden Restaurants, Inc.	823,400	20,337,980
Fairmont Hotels & Resorts, Inc.	30,600	787,047
Four Seasons Hotels, Inc.	76,100	3,565,353
Friendly Ice Cream Corp. (a)	204,600	1,565,190
Gtech Holdings Corp. (a)	66,400	1,695,856
Harrah's Entertainment, Inc. (a)	489,400	21,704,890
Hilton Group PLC	1,481,400	5,179,638
Mandalay Resort Group (a)	105,900	2,919,663
McDonald's Corp.	80,100	2,278,845
MGM Mirage, Inc. (a)	756,300	25,525,125
P.F. Chang's China Bistro, Inc. (a)	338,000	10,619,960
Rank Group PLC	1,514,600	6,206,375
Ryan's Family Steak Houses, Inc. (a)	282,750	3,735,128
Stanley Leisure PLC	207,991	1,127,883
Starbucks Corp. (a)	180,600	4,487,910
Wendys International, Inc.	308,600	12,291,538
William Hill PLC (a)	1,548,865	6,287,466
		144,665,231
Household Durables - 2.3%
Beazer Homes USA, Inc. (a)	63,812	5,104,960
Blyth, Inc.	69,000	2,154,180
Centex Corp.	484,400	27,993,476
D.R. Horton, Inc.	1,543,870	40,186,936
Furniture Brands International, Inc. (a)	634,010	19,178,803
Harman International Industries, Inc.	294,700	14,513,975
Hovnanian Enterprises, Inc. Class A (a)	21,300	764,244
Leggett & Platt, Inc.	90,100	2,108,340
Lennar Corp.	509,300	31,169,160
Mohawk Industries, Inc. (a)	686,320	42,229,270
Nintendo Co. Ltd.	34,000	5,018,188

	Shares	Value (Note 1)
Toll Brothers, Inc. (a)	42,000	$ 1,230,600
Yankee Candle Co., Inc. (a)	33,100	896,679
		192,548,811
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	212,400	3,451,500
Overstock.com, Inc.	123,700	1,737,985
Ticketmaster Class B (a)	251,200	4,699,952
USA Interactive (a)	2,110,500	49,491,225
		59,380,662
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	72,700	985,812
Mattel, Inc.	1,409,100	29,703,828
Mega Bloks, Inc.	40,250	521,607
		31,211,247
Media - 1.1%
Charter Communications, Inc. Class A (a)	665,700	2,716,056
Comcast Corp. Class A (special) (a)	512,800	12,225,152
Cox Communications, Inc. Class A (a)	188,500	5,193,175
E.W. Scripps Co. Class A	96,600	7,438,200
Entercom Communications Corp. Class A (a)	13,100	601,290
Fox Entertainment Group, Inc. Class A (a)	35,000	761,250
Getty Images, Inc. (a)	58,500	1,273,545
LIN TV Corp. Class A	216,900	5,864,976
McGraw-Hill Companies, Inc.	106,200	6,340,140
Mediacom Communications Corp. Class A (a)	84,700	659,813
Meredith Corp.	25,600	981,760
Reed Elsevier PLC	420,500	4,016,231
The New York Times Co. Class A	96,500	4,969,750
TMP Worldwide, Inc. (a)	107,800	2,317,700
Viacom, Inc. Class B (non-vtg.) (a)	868,636	38,541,379
		93,900,417
Multiline Retail - 1.0%
99 Cents Only Stores (a)	591,866	15,181,363
Big Lots, Inc. (a)	26,200	515,616
Costco Wholesale Corp. (a)	100,500	3,881,310
Dollar Tree Stores, Inc. (a)	113,400	4,469,094
Kohls Corp. (a)	479,500	33,603,360
Stein Mart, Inc. (a)	302,800	3,594,236
Target Corp.	600,600	22,882,860
		84,127,839
Specialty Retail - 3.8%
Aeropostale, Inc.	659,900	18,061,463
AnnTaylor Stores Corp. (a)	98,900	2,511,071
AutoNation, Inc. (a)	424,100	6,149,450
AutoZone, Inc. (a)	781,500	60,409,950
Bed Bath & Beyond, Inc. (a)	993,300	37,487,142
CDW Computer Centers, Inc. (a)	200	9,362
Chico's FAS, Inc. (a)	58,600	2,128,352
Christopher & Banks Corp. (a)	42,200	1,785,060
Copart, Inc. (a)	381,450	6,190,934
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Footstar, Inc. (a)	76,500	$ 1,871,955
GameStop Corp. Class A	85,200	1,788,348
Gap, Inc.	2,436,900	34,603,980
Gymboree Corp. (a)	200	3,204
Home Depot, Inc.	89,710	3,295,048
Hot Topic, Inc. (a)	42,700	1,140,517
Limited Brands, Inc.	441,400	9,401,820
Linens 'N Things, Inc. (a)	31,200	1,023,672
Lithia Motors, Inc. Class A (a)	21,800	586,856
Lowe's Companies, Inc.	1,383,300	62,801,820
Michaels Stores, Inc. (a)	21,300	830,700
Office Depot, Inc. (a)	231,300	3,885,840
PETCO Animal Supplies, Inc.	270,400	6,735,664
PETsMART, Inc. (a)	470,400	7,545,216
Pier 1 Imports, Inc.	29,800	625,800
Ross Stores, Inc.	78,500	3,198,875
Staples, Inc. (a)	5,200	102,440
TJX Companies, Inc.	1,673,400	32,815,374
Too, Inc. (a)	70,900	2,183,720
Urban Outfitters, Inc. (a)	78,900	2,739,408
Wet Seal, Inc. Class A (a)	31,350	761,805
Williams-Sonoma, Inc. (a)	253,000	7,756,980
		320,431,826
Textiles Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	119,031	6,534,802
Delta Woodside Industries, Inc. (a)	22,175	51,003
Liz Claiborne, Inc.	750,000	23,850,000
Wolverine World Wide, Inc.	141,100	2,462,195
		32,898,000
TOTAL CONSUMER DISCRETIONARY		1,112,970,014
CONSUMER STAPLES - 15.3%
Beverages - 4.7%
Anheuser-Busch Companies, Inc.	639,400	31,970,000
Diageo PLC	3,782,823	49,370,992
Molson, Inc. Class A	1,000,900	21,750,086
Pepsi Bottling Group, Inc.	2,143,700	66,025,960
PepsiCo, Inc.	4,636,550	223,481,710
The Coca-Cola Co.	85,100	4,765,600
Vincor International, Inc. (a)	86,000	1,488,821
		398,853,169
Food & Drug Retailing - 2.1%
Fleming Companies, Inc.	16,280	295,482
George Weston Ltd.	455,500	37,700,488
J. Sainsbury PLC	5,415,492	29,532,768
Loblaw Companies Ltd.	320,610	13,217,260
Safeway PLC	1,907,914	8,234,533
Sysco Corp.	447,500	12,180,950

	Shares	Value (Note 1)
Tesco PLC	4,986,800	$ 18,219,086
Whole Foods Market, Inc. (a)	1,173,600	56,590,992
William Morrison Supermarkets PLC	2,039,734	6,342,870
		182,314,429
Food Products - 2.6%
American Italian Pasta Co. Class A (a)	163,500	8,336,865
Cadbury Schweppes PLC	2,934,634	22,094,985
Dean Foods Co. (a)	30,200	1,126,460
Dreyer's Grand Ice Cream, Inc.	1,016	69,698
H.J. Heinz Co.	159,300	6,547,230
Hershey Foods Corp.	533,900	33,368,750
Kellogg Co.	73,100	2,621,366
Kraft Foods, Inc. Class A	1,602,370	65,617,052
Nestle SA (Reg.)	208,519	48,833,160
The J.M. Smucker Co.	34,307	1,170,898
Wm. Wrigley Jr. Co.	503,500	27,868,725
		217,655,189
Household Products - 2.7%
Church & Dwight, Inc.	75,500	2,365,415
Colgate-Palmolive Co.	4,462,830	223,364,642
		225,730,057
Personal Products - 3.0%
Avon Products, Inc.	3,352,128	175,115,167
Gillette Co.	2,356,900	79,828,203
		254,943,370
Tobacco - 0.2%
Philip Morris Companies, Inc.	226,800	9,906,624
UST, Inc.	141,600	4,814,400
		14,721,024
TOTAL CONSUMER STAPLES		1,294,217,238
ENERGY - 6.2%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	131,400	4,374,306
ENSCO International, Inc.	76,600	2,088,116
Noble Corp. (a)	57,900	2,234,940
Smith International, Inc. (a)	151,800	10,351,242
Willbros Group, Inc. (a)	248,200	4,219,400
		23,268,004
Oil & Gas - 5.9%
BP PLC sponsored ADR	3,037,732	153,375,089
Burlington Resources, Inc.	171,290	6,509,020
EnCana Corp.	5,136,512	158,197,659
Equitable Resources, Inc.	114,100	3,913,630
Exxon Mobil Corp.	2,052,942	84,006,387
Murphy Oil Corp.	106,500	8,786,250
Noble Energy, Inc.	206,000	7,426,300
Occidental Petroleum Corp.	170,500	5,113,295
Pogo Producing Co.	96,300	3,141,306
Premcor, Inc.	177,800	4,573,016
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Suncor Energy, Inc.	1,800,380	$ 31,583,531
Talisman Energy, Inc.	277,770	12,502,673
TotalFinaElf SA sponsored ADR	235,200	19,027,680
Valero Energy Corp.	50,700	1,897,194
		500,053,030
TOTAL ENERGY		523,321,034
FINANCIALS - 16.3%
Banks - 6.3%
Allied Irish Banks PLC	317,900	4,237,701
Associated Banc-Corp.	26,620	1,003,840
Astoria Financial Corp.	149,900	4,804,295
Australia & New Zealand Banking Group Ltd.	686,261	7,460,261
Bank of Ireland	1,860,806	23,255,927
Bank One Corp.	1,211,400	46,614,672
Barclays PLC	704,300	5,955,428
Charter One Financial, Inc.	170,300	5,854,914
City National Corp.	10,600	569,750
Commerce Bancorp, Inc., New Jersey	852,894	37,697,915
Compass Bancshares, Inc.	63,400	2,130,240
Credit Suisse Group (Reg.)	451,160	14,387,062
East West Bancorp, Inc.	38,300	1,322,116
Fifth Third Bancorp	1,785,780	119,022,237
First Tennessee National Corp.	15,900	608,970
Golden West Financial Corp.	543,900	37,409,442
Greenpoint Financial Corp.	188,800	9,270,080
Hibernia Corp. Class A	160,300	3,172,337
Kookmin Bank	139,170	6,756,048
Lloyds TSB Group PLC	2,720,200	27,210,108
M&T Bank Corp.	203,400	17,443,584
National Australia Bank Ltd.	318,700	6,357,960
North Fork Bancorp, Inc.	544,400	21,672,564
Popular, Inc.	46,300	1,559,384
Royal Bank of Canada	130,500	4,518,400
Royal Bank of Scotland Group PLC	2,203,469	62,782,142
SouthTrust Corp.	789,800	20,629,576
TCF Financial Corp.	296,700	14,567,970
UCBH Holdings, Inc.	30,000	1,140,300
UnionBanCal Corp.	106,000	4,966,100
W Holding Co., Inc.	81,500	1,972,300
Zions Bancorp	243,500	12,686,350
		529,039,973
Diversified Financials - 2.4%
AMBAC Financial Group, Inc.	89,600	6,021,120
Citigroup, Inc.	148,900	5,769,875
Doral Financial Corp.	336,700	11,242,413
Fannie Mae	1,022,600	75,416,750
MBNA Corp.	256,500	8,482,455
Merrill Lynch & Co., Inc.	146,700	5,941,350

	Shares	Value (Note 1)
Moody's Corp.	496,400	$ 24,695,900
Power Financial Corp.	117,200	3,060,819
SLM Corp.	620,600	60,136,140
Student Loan Corp.	3,500	289,940
		201,056,762
Insurance - 7.1%
AFLAC, Inc.	2,000	64,000
Allstate Corp.	271,900	10,054,862
American International Group, Inc.	1,476,514	100,742,550
Berkshire Hathaway, Inc.:
Class A (a)	2,847	190,179,600
Class B (a)	2,900	6,478,600
Brown & Brown, Inc.	18,700	589,050
Cincinnati Financial Corp.	324,300	15,089,679
Everest Re Group Ltd.	509,880	28,527,786
IPC Holdings Ltd.	151,600	4,629,864
Manulife Financial Corp.	148,200	4,266,260
Markel Corp. (a)	2,200	433,400
MetLife, Inc.	2,159,900	62,205,120
Ohio Casualty Corp. (a)	205,200	4,288,680
PartnerRe Ltd.	173,000	8,468,350
RenaissanceRe Holdings Ltd.	647,165	23,686,239
SAFECO Corp.	114,100	3,524,549
Swiss Reinsurance Co. (Reg.)	277,454	27,245,432
The Chubb Corp.	330,000	23,364,000
The PMI Group, Inc.	169,400	6,471,080
Travelers Property Casualty Corp. Class A	678,500	12,009,450
UICI (a)	211,900	4,280,380
Unitrin, Inc.	130,100	4,653,677
Willis Group Holdings Ltd.	941,700	30,991,347
XL Capital Ltd. Class A	259,000	21,937,300
Zenith National Insurance Corp.	220,400	7,019,740
		601,200,995
Real Estate - 0.5%
Duke Realty Corp.	233,152	6,749,750
Equity Office Properties Trust	13,990	421,099
Equity Residential Properties Trust (SBI)	1,024,200	29,445,750
General Growth Properties, Inc.	65,300	3,330,300
ResortQuest International, Inc. (a)	192,100	1,094,970
		41,041,869
TOTAL FINANCIALS		1,372,339,599
HEALTH CARE - 16.7%
Biotechnology - 0.4%
Charles River Labs International, Inc. (a)	587,200	20,581,360
Genentech, Inc. (a)	3,300	110,550
Gilead Sciences, Inc. (a)	429,580	14,124,590
Neurocrine Biosciences, Inc. (a)	90,000	2,578,500
		37,395,000
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.3%
Alcon, Inc.	620,600	$ 21,255,550
American Medical Systems Holdings, Inc. (a)	31,800	637,908
Amersham PLC	283,391	2,517,853
Baxter International, Inc.	143,600	6,383,020
Beckman Coulter, Inc.	39,300	1,961,070
Becton, Dickinson & Co.	309,800	10,672,610
Bio-Rad Laboratories, Inc. Class A (a)	93,800	4,268,838
Biomet, Inc.	254,200	6,893,904
Boston Scientific Corp. (a)	439,100	12,874,412
Cooper Companies, Inc.	254,900	12,005,790
CTI Molecular Imaging, Inc.	76,700	1,759,498
Cytyc Corp. (a)	1,143,600	8,714,232
DENTSPLY International, Inc.	795,449	29,360,023
ICU Medical, Inc. (a)	56,650	1,750,485
Luxottica Group Spa sponsored ADR	378,160	7,185,040
Medtronic, Inc.	79,600	3,410,860
Mentor Corp.	38,782	1,423,648
Nobel Biocare Holding AG (a)	56,150	3,903,253
Smith & Nephew PLC	7,871,853	43,892,933
St. Jude Medical, Inc. (a)	177,988	13,144,414
Steris Corp. (a)	168,500	3,220,035
Therasense, Inc.	17,000	313,990
Varian Medical Systems, Inc. (a)	573,600	23,259,480
Zimmer Holdings, Inc. (a)	1,591,502	56,752,961
		277,561,807
Health Care Providers & Services - 7.7%
Accredo Health, Inc. (a)	40,800	1,882,512
Advisory Board Co.	156,700	5,678,808
Aetna, Inc.	21,300	1,021,761
AMERIGROUP Corp.	9,600	261,888
AmerisourceBergen Corp.	124,300	9,446,800
AMN Healthcare Services, Inc.	614,600	21,517,146
AmSurg Corp. (a)	55,000	1,444,300
Anthem, Inc.	163,510	11,033,655
Caremark Rx, Inc. (a)	493,464	8,142,156
Community Health Systems, Inc. (a)	296,000	7,932,800
Cross Country, Inc.	677,900	25,624,620
Dianon Systems, Inc. (a)	47,400	2,532,108
HCA, Inc.	2,018,116	95,860,510
Health Management Associates, Inc. Class A (a)	2,738,990	55,190,649
Laboratory Corp. of America Holdings (a)	245,300	11,197,945
Medical Staffing Network Holdings, Inc.	23,500	575,750
Odyssey Healthcare, Inc.	105,300	3,817,125
Oxford Health Plans, Inc. (a)	47,800	2,220,788
Patterson Dental Co. (a)	1,366,100	68,755,813
PDI, Inc. (a)	9,500	147,155
Province Healthcare Co. (a)	24,400	545,584
Quest Diagnostics, Inc. (a)	145,400	12,511,670

	Shares	Value (Note 1)
Tenet Healthcare Corp. (a)	2,036,900	$ 145,740,195
Triad Hospitals, Inc. (a)	42,600	1,805,388
Trigon Healthcare, Inc. (a)	8,000	804,640
UnitedHealth Group, Inc.	1,505,100	137,791,905
WebMD Corp. (a)	1,147,200	6,458,736
Wellpoint Health Networks, Inc. (a)	116,796	9,087,897
		649,030,304
Pharmaceuticals - 5.3%
Abbott Laboratories	285,700	10,756,605
Altana AG	83,550	4,252,109
AstraZeneca PLC sponsored ADR	260,200	10,668,200
Aventis SA (France)	363,400	25,594,264
Biovail Corp. (a)	264,440	7,788,624
Forest Laboratories, Inc. (a)	410,100	29,035,080
InterMune, Inc. (a)	154,700	3,264,170
Johnson & Johnson	2,827,450	147,762,537
Merck & Co., Inc.	457,300	23,157,672
Novartis AG sponsored ADR	42,600	1,867,158
Pfizer, Inc.	2,882,165	100,875,775
Sanofi-Synthelabo SA	95,589	5,835,877
Schering AG	140,100	8,779,682
Schering-Plough Corp.	212,900	5,237,340
Teva Pharmaceutical Industries Ltd. sponsored ADR	140,300	9,369,234
Wyeth	997,500	51,072,000
		445,316,327
TOTAL HEALTH CARE		1,409,303,438
INDUSTRIALS - 13.5%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc. (a)	55,500	3,540,900
Lockheed Martin Corp.	4,059,940	282,165,822
MTC Technologies, Inc. (a)	32,100	609,900
Northrop Grumman Corp.	42,600	5,325,000
Rockwell Collins, Inc.	42,200	1,157,124
Veridian Corp.	262,500	5,958,750
		298,757,496
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,318,616	44,213,194
United Parcel Service, Inc. Class B	33,400	2,062,450
		46,275,644
Airlines - 1.3%
JetBlue Airways Corp.	294,220	13,404,663
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	192,400	1,191,798
sponsored ADR (a)	1,956,620	68,229,296
Southwest Airlines Co.	1,201,030	19,408,645
WestJet Airlines Ltd. (a)	264,600	3,620,952
		105,855,354
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.0%
American Standard Companies, Inc. (a)	21,600	$ 1,622,160
Commercial Services & Supplies - 3.1%
Alliance Data Systems Corp.	38,200	976,010
Apollo Group, Inc. Class A (a)	275,100	10,844,442
Automatic Data Processing, Inc.	1,494,500	65,085,475
Brambles Industries Ltd.	478,613	2,546,179
Carlisle Holdings Ltd. (non-vtg.) (a)	205,500	606,225
Certegy, Inc. (a)	316,700	11,752,737
ChoicePoint, Inc. (a)	129,400	5,883,818
Cintas Corp.	64,500	3,188,235
Concord EFS, Inc. (a)	223,100	6,724,234
Corinthian Colleges, Inc. (a)	190,460	6,454,689
Corporate Executive Board Co. (a)	21,200	726,100
Dun & Bradstreet Corp. (a)	74,100	2,449,005
Education Management Corp. (a)	85,800	3,494,634
Exult, Inc. (a)	338,800	2,202,200
First Data Corp.	2,455,100	91,329,720
Fiserv, Inc. (a)	313,400	11,504,914
Manpower, Inc.	42,300	1,554,525
Paychex, Inc.	10,457	327,200
The BISYS Group, Inc. (a)	850,378	28,317,587
Waste Connections, Inc. (a)	95,400	2,980,296
Weight Watchers International, Inc.	100,400	4,361,376
		263,309,601
Construction & Engineering - 0.3%
Fluor Corp.	378,584	14,745,847
Jacobs Engineering Group, Inc. (a)	264,220	9,189,572
		23,935,419
Electrical Equipment - 0.1%
Cooper Industries Ltd.	268,100	10,536,330
Industrial Conglomerates - 2.2%
3M Co.	1,475,510	181,487,730
Tomkins PLC	1,398,900	5,432,264
		186,919,994
Machinery - 0.7%
Danaher Corp.	583,822	38,736,590
Donaldson Co., Inc.	104,100	3,647,664
Flowserve Corp. (a)	21,200	631,760
Illinois Tool Works, Inc.	115,200	7,868,160
Ingersoll-Rand Co. Ltd. Class A	84,300	3,849,138
PACCAR, Inc.	55,770	2,475,630
SPX Corp. (a)	4,200	493,500
		57,702,442
Road & Rail - 1.6%
Canadian National Railway Co.	909,150	47,990,745
Canadian Pacific Railway Ltd.	420,550	10,431,238
CSX Corp.	160,530	5,626,577
Heartland Express, Inc.	352,131	8,426,495
Knight Transportation, Inc. (a)	239,950	5,564,441

	Shares	Value (Note 1)
Landstar System, Inc. (a)	60,200	$ 6,432,370
Norfolk Southern Corp.	247,100	5,777,198
Swift Transportation Co., Inc. (a)	2,042,834	47,598,032
		137,847,096
Trading Companies & Distributors - 0.1%
Fastenal Co.	26,012	1,001,722
Mitsubishi Corp.	467,000	3,385,784
Mitsui & Co. Ltd.	496,000	3,326,437
W.W. Grainger, Inc.	39,600	1,983,960
		9,697,903
TOTAL INDUSTRIALS		1,142,459,439
INFORMATION TECHNOLOGY - 3.3%
Computers & Peripherals - 0.7%
Apple Computer, Inc. (a)	533,363	9,451,192
Dell Computer Corp. (a)	165,145	4,316,890
Logitech International SA (Reg.) (a)	748,976	34,979,509
Storage Technology Corp. (a)	732,200	11,693,234
		60,440,825
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	65,900	1,558,535
Amphenol Corp. Class A (a)	2,600	93,600
Flir Systems, Inc. (a)	304,900	12,796,653
Mettler-Toledo International, Inc. (a)	247,200	9,114,264
Roper Industries, Inc.	58,900	2,196,970
Symbol Technologies, Inc.	161,600	1,373,600
Thermo Electron Corp.	32	528
Waters Corp. (a)	208,800	5,574,960
		32,709,110
Internet Software & Services - 0.2%
Expedia, Inc. Class A (a)	74,100	4,393,389
Keynote Systems, Inc. (a)	520,000	3,806,400
Overture Services, Inc. (a)	3,400	84,932
PayPal, Inc.	38,400	775,718
Yahoo!, Inc. (a)	704,200	10,393,992
		19,454,431
IT Consulting & Services - 0.4%
Accenture Ltd. Class A	918,500	17,451,500
Anteon International Corp.	106,400	2,689,792
SRA International, Inc. Class A	38,800	1,046,824
SunGard Data Systems, Inc. (a)	276,900	7,332,312
		28,520,428
Semiconductor Equipment & Products - 0.3%
Advantest Corp.	32,700	2,039,905
Cabot Microelectronics Corp. (a)	101,400	4,376,424
Intel Corp.	328,100	5,994,387
Intersil Corp. Class A (a)	100,968	2,158,696
KLA-Tencor Corp. (a)	1,100	48,389
Marvell Technology Group Ltd. (a)	42,600	847,314
Novellus Systems, Inc. (a)	3,200	108,800
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
O2Micro International Ltd. (a)	118,200	$ 1,223,370
Samsung Electronics Co. Ltd.	40,000	10,939,316
Zoran Corp. (a)	31,650	725,102
		28,461,703
Software - 1.3%
Activision, Inc. (a)	92,500	2,688,050
BMC Software, Inc. (a)	63,300	1,050,780
Business Objects SA sponsored ADR (a)	2,100	59,010
Cerner Corp. (a)	261,100	12,488,413
Electronic Arts, Inc. (a)	203,100	13,414,755
Intuit, Inc. (a)	287,653	14,302,107
Microsoft Corp. (a)	373,000	20,403,100
Network Associates, Inc. (a)	1,290,900	24,875,643
Symantec Corp. (a)	520,941	17,112,912
		106,394,770
TOTAL INFORMATION TECHNOLOGY		275,981,267
MATERIALS - 5.8%
Chemicals - 0.6%
Akzo Nobel NV	50,472	2,205,505
Bayer AG	157,300	5,058,956
Ecolab, Inc.	199,700	9,232,131
Engelhard Corp.	30,000	849,600
Ferro Corp.	26,400	795,960
OM Group, Inc.	99,100	6,144,200
PPG Industries, Inc.	106,600	6,598,540
Praxair, Inc.	114,512	6,523,749
Valspar Corp.	279,800	12,630,172
		50,038,813
Construction Materials - 0.0%
Lafarge North America, Inc.	26	914
Containers & Packaging - 0.1%
Pactiv Corp. (a)	129,300	3,077,340
Peak International Ltd. (a)	200,000	1,170,000
Sealed Air Corp.	134,700	5,424,369
		9,671,709
Metals & Mining - 4.9%
Aber Diamond Corp. (a)	287,000	5,133,179
Agnico-Eagle Mines Ltd.	305,300	4,449,733
Alcoa, Inc.	456,400	15,129,660
Anglo American PLC ADR	940,500	15,377,175
Anglogold Ltd. sponsored ADR	212,900	5,552,432
Barrick Gold Corp.	672,400	12,784,602
BHP Billiton Ltd.	2,511,657	14,579,076
BHP Billiton PLC	2,523,341	13,818,733
Compania de Minas Buenaventura SA sponsored ADR	643,400	16,471,040

	Shares	Value (Note 1)
Dofasco, Inc.	84,400	$ 1,712,714
Echo Bay Mines Ltd. (a)	6,057,600	6,951,279
Fording, Inc.	88,903	1,670,999
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	1,222,900	21,828,765
Gold Fields Ltd.	2,516,072	29,795,107
Goldcorp, Inc.	3,501,660	35,864,130
Harmony Gold Mining Co. Ltd.	664,800	9,178,125
Impala Platinum Holdings Ltd.	105,500	5,865,043
Kinross Gold Corp. (a)	871,200	1,953,492
Kumba Resources Ltd. (a)	1,657,635	7,606,861
Liquidmetal Technologies	238,800	2,770,080
Meridian Gold, Inc. (a)	674,500	10,987,371
Newcrest Mining Ltd.	1,308,300	5,588,677
Newmont Mining Corp. Holding Co.	3,536,901	93,126,603
Newmont Mining Corp. Holding Co. unit	1,309,031	3,540,981
Nucor Corp.	172,400	11,212,896
Pechiney SA Series A	91,200	4,180,460
Placer Dome, Inc.	423,800	4,751,434
Rio Tinto PLC (Reg.)	2,669,600	49,195,804
SouthernEra Resources Ltd. (a)	219,100	937,782
Xstrata PLC (a)	574,400	7,474,705
		419,488,938
Paper & Forest Products - 0.2%
Sappi Ltd.	710,891	10,021,797
Weyerhaeuser Co.	68,600	4,380,110
		14,401,907
TOTAL MATERIALS		493,602,281
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	442,070	1,525,142
Nextel Communications, Inc. Class A (a)	490,500	1,574,505
Sprint Corp. - PCS Group Series 1 (a)	167,730	749,753
Triton PCS Holdings, Inc. Class A (a)	832,800	3,247,920
Vodafone Group PLC sponsored ADR	263,700	3,599,505
		10,696,825
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp.	36,600	1,553,304
Southern Co.	162,440	4,450,856
		6,004,160
Gas Utilities - 0.0%
Southern Union Co.	4,852	82,484
TOTAL UTILITIES		6,086,644
TOTAL COMMON STOCKS (Cost $6,706,735,657)		7,640,977,779
Convertible Preferred Stocks - 0.1%
	Shares	Value (Note 1)
FINANCIALS - 0.0%
Real Estate - 0.0%
Vornado Realty Trust Series A, $3.25	48,600	$ 3,081,240
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Sealed Air Corp. Series A, $2.00	83,200	3,398,720
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,051,126)		6,479,960
Corporate Bonds - 0.2%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Redback Networks, Inc. 5% 4/1/07	-	$ 10,730,000	4,486,213
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 1/31/06 (d)	B-	5,025,000	7,630,965
8.25% 1/31/06	B-	870,000	1,321,182
			8,952,147
TOTAL CONVERTIBLE BONDS			13,438,360
Nonconvertible Bonds - 0.1%
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
AES Corp.:
8.75% 6/15/08	Ba3	790,000	489,800
9.375% 9/15/10	Ba3	3,640,000	2,256,800
9.5% 6/1/09	Ba3	5,525,000	3,591,250
			6,337,850
TOTAL CORPORATE BONDS (Cost $18,909,840)			19,776,210
U.S. Treasury Obligations - 0.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.72% to 1.73% 8/8/02 (e)	-	$ 2,800,000	$ 2,795,153
U.S. Treasury Bonds 6.875% 8/15/25	Aaa	14,800,000	17,057,518
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,688,024)			19,852,671
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	602,660,109	602,660,109
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	61,503,997	61,503,997
TOTAL MONEY MARKET FUNDS (Cost $664,164,106)		664,164,106
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $7,414,548,753)	8,351,250,726
NET OTHER ASSETS - 1.1%	92,436,680
NET ASSETS - 100%	$ 8,443,687,406
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
58 S&P 500 Index Contracts	Sept. 2002	$ 14,356,450	$ (97,956)

The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,630,965 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $974,357.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,810,644,516 and $4,181,828,506, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $268,746 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.2%
United Kingdom	6.7
Canada	5.2
Switzerland	1.8
Bermuda	1.5
Japan	1.5
Ireland	1.1
Others (individually less than 1%)	3.0
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $7,442,359,876. Net unrealized appreciation aggregated $908,890,850, of which $1,242,286,163 related to appreciated investment securities and $333,395,313 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $675,098,000 all of which will expire on December 31, 2009.

Contrafund Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,937,330) (cost $7,414,548,753) - See accompanying schedule		$ 8,351,250,726
Foreign currency held at value (cost $ 12,431)		12,547
Receivable for investments sold		183,567,574
Receivable for fund shares sold		8,463,601
Dividends receivable		6,465,716
Interest receivable		1,848,592
Other receivables		94,073
Total assets		8,551,702,829
Liabilities
Payable to custodian bank	$ 306,677
Payable for investments purchased	27,045,037
Payable for fund shares redeemed	14,449,370
Accrued management fee	4,155,872
Distribution fees payable	176,288
Payable for daily variation on futures contracts	27,550
Other payables and accrued expenses	350,632
Collateral on securities loaned, at value	61,503,997
Total liabilities		108,015,423
Net Assets		$ 8,443,687,406
Net Assets consist of:
Paid in capital		$ 8,422,960,361
Undistributed net investment income		17,621,260
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(933,610,800)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		936,716,585
Net Assets		$ 8,443,687,406
Initial Class: Net Asset Value, offering price and redemption price per share ($6,858,372,007÷ 346,273,881 shares)		$ 19.81
Service Class: Net Asset Value, offering price and redemption price per share ($1,243,311,769 ÷62,943,188 shares)		$ 19.75
Service Class 2: Net Asset Value, offering price and redemption price per share ($341,904,798 ÷ 17,379,992 shares)		$ 19.67
Service Class 2R: Net Asset Value, offering price and redemption price per share ($98,832 ÷ 5,024 shares)		$ 19.67

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 41,974,878
Interest		6,645,170
Security lending		441,500
Total income		49,061,548
Expenses
Management fee	$ 24,820,743
Transfer agent fees	2,898,817
Distribution fees	990,060
Accounting and security lending fees	418,124
Non-interested trustees' compensation	11,622
Custodian fees and expenses	349,782
Registration fees	889
Audit	27,447
Legal	30,795
Miscellaneous	172,509
Total expenses before reductions	29,720,788
Expense reductions	(1,510,827)	28,209,961
Net investment income (loss)		20,851,587
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(195,949,776)
Foreign currency transactions	372,617
Futures contracts	(5,474,338)
Total net realized gain (loss)		(201,051,497)
Change in net unrealized appreciation (depreciation) on: Investment securities	109,122,864
Assets and liabilities in foreign currencies	97,541
Futures contracts	(97,956)
Total change in net unrealized appreciation (depreciation)		109,122,449
Net gain (loss)		(91,929,048)
Net increase (decrease) in net assets resulting from operations		$ (71,077,461)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,851,587	$ 65,026,266
Net realized gain (loss)	(201,051,497)	(610,968,922)
Change in net unrealized appreciation (depreciation)	109,122,449	(676,288,551)
Net increase (decrease) in net assets resulting from operations	(71,077,461)	(1,222,231,207)
Distributions to shareholders from net investment income	(65,347,191)	(69,399,586)
Distributions to shareholders from net realized gain	-	(248,845,348)
Total distributions	(65,347,191)	(318,244,934)
Share transactions - net increase (decrease)	174,706,309	102,246,420
Total increase (decrease) in net assets	38,281,657	(1,438,229,721)
Net Assets
Beginning of period	8,405,405,749	9,843,635,470
End of period (including undistributed net investment income of $17,621,260 and undistributed net investment income of $62,524,412, respectively)	$ 8,443,687,406	$ 8,405,405,749
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2	Service Class 2RA
Sold	31,285,227	6,748,036	7,140,790	5,024
Reinvested	2,820,243	432,111	91,835	-
Redeemed	(34,288,470)	(4,107,907)	(1,439,512)	-
Net increase (decrease)	(183,000)	3,072,240	5,793,113	5,024
Dollars
Sold	$ 633,635,246	$ 136,173,700	$ 143,635,398	$ 102,946
Reinvested	55,135,750	8,426,160	1,785,280	-
Redeemed	(692,731,705)	(82,664,527)	(28,791,939)	-
Net increase (decrease)	$ (3,960,709)	$ 61,935,333	$ 116,628,739	$ 102,946

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2	Service Class 2RA
Sold	46,135,846	13,891,953	9,228,820	-
Reinvested	12,488,712	1,820,820	134,574	-
Redeemed	(70,827,054)	(8,440,108)	(1,242,618)	-
Net increase (decrease)	(12,202,496)	7,272,665	8,120,776	-
Dollars
Sold	$ 938,388,669	$ 284,903,951	$ 185,001,257	$ -
Reinvested	275,251,203	40,039,821	2,953,910	-
Redeemed	(1,431,503,158)	(168,326,292)	(24,462,941)	-
Net increase (decrease)	$ (217,863,286)	$ 156,617,480	$ 163,492,226	$ -

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2RA
From net investment income	$ 55,135,751	$ 8,426,160	$ 1,785,280	$ -
From net realized gain	-	-	-	-
Total	$ 55,135,751	$ 8,426,160	$ 1,785,280	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2RA
From net investment income	$ 60,769,746	$ 8,007,964	$ 621,876	$ -
From net realized gain	214,481,457	32,031,857	2,332,034	-
Total	$ 275,251,203	$ 40,039,821	$ 2,953,910	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 20.13	$ 23.75	$ 29.15	$ 24.44	$ 19.94	$ 16.56
Income from Investment Operations
Net investment income (loss) E	.05	.16	.17	.12	.13	.16
Net realized and unrealized gain (loss)	(.21)	(3.01)	(1.84)	5.59	5.54	3.73
Total from investment operations	(.16)	(2.85)	(1.67)	5.71	5.67	3.89
Distributions from net investment income	(.16)	(.17)	(.11)	(.12)	(.14)	(.14)
Distributions from net realized gain	-	(.60)	(3.62)	(.88)	(1.03)	(.37)
Total distributions	(.16)	(.77)	(3.73)	(1.00)	(1.17)	(.51)
Net asset value, end of period	$ 19.81	$ 20.13	$ 23.75	$ 29.15	$ 24.44	$ 19.94
Total Return B, C, D	(.78)%	(12.28)%	(6.58)%	24.25%	29.98%	24.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.68% A	.68%	.66%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.68% A	.68%	.66%	.67%	.70%	.71%
Expenses net of all reductions	.64% A	.64%	.63%	.65%	.66%	.68%
Net investment income (loss)	.52% A	.77%	.69%	.48%	.62%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,858,372	$ 6,972,615	$ 8,516,464	$ 9,005,129	$ 6,388,592	$ 4,107,868
Portfolio turnover rate	97% A	140%	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.06	$ 23.67	$ 29.10	$ 24.42	$ 19.93	$ 19.99
Income from Investment Operations
Net investment income (loss) E	.04	.14	.15	.10	.11	.03
Net realized and unrealized gain (loss)	(.21)	(3.00)	(1.85)	5.58	5.55	(.09)
Total from investment operations	(.17)	(2.86)	(1.70)	5.68	5.66	(.06)
Distributions from net investment income	(.14)	(.15)	(.11)	(.12)	(.14)	-
Distributions from net realized gain	-	(.60)	(3.62)	(.88)	(1.03)	-
Total distributions	(.14)	(.75)	(3.73)	(1.00)	(1.17)	-
Net asset value, end of period	$ 19.75	$ 20.06	$ 23.67	$ 29.10	$ 24.42	$ 19.93
Total Return B, C, D	(.84)%	(12.36)%	(6.71)%	24.15%	29.94%	(.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A	.78%	.76%	.78%	.80%	.81% A
Expenses net of voluntary waivers, if any	.78% A	.78%	.76%	.78%	.80%	.81% A
Expenses net of all reductions	.75% A	.74%	.74%	.75%	.75%	.78% A
Net investment income (loss)	.42% A	.67%	.59%	.37%	.53%	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,243,312	$ 1,201,105	$ 1,245,222	$ 775,216	$ 152,553	$ 3,722
Portfolio turnover rate	97% A	140%	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income (loss) E	.03	.10	.10
Net realized and unrealized gain (loss)	(.22)	(2.98)	(.93)
Total from investment operations	(.19)	(2.88)	(.83)
Distributions from net investment income	(.14)	(.16)	(.11)
Distributions from net realized gain	-	(.60)	(3.62)
Total distributions	(.14)	(.76)	(3.73)
Net asset value, end of period	$ 19.67	$ 20.00	$ 23.64
Total Return B, C, D	(.94)%	(12.47)%	(3.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.94%	.92% A
Expenses net of voluntary waivers, if any	.94% A	.94%	.92% A
Expenses net of all reductions	.91% A	.90%	.90% A
Net investment income (loss)	.26% A	.52%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 341,905	$ 231,686	$ 81,950
Portfolio turnover rate	97% A	140%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	(.83)
Total from investment operations	(.82)
Net asset value, end of period	$ 19.67
Total Return B, C, D	(4.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	.95% A
Expenses net of voluntary waivers, if any	.95% A
Expenses net of all reductions	.91% A
Net investment income (loss)	.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	97% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Equity-Income - Service Class	-10.06%	4.69%	12.13%
Russell 3000® Value	-7.75%	6.67%	13.08%
Variable Annuity Equity Income Objective Funds Average	-9.35%	4.96%	10.88%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity equity income objective funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 47 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Equity-Income Portfolio - Service Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $31,410 - a 214.10% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,176 - a 241.76% increase.

The variable annuity equity income classification funds average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year, five year, and 10 year average annual total returns for the variable annuity equity income classification funds average were -9.35%, 4.96%, and 10.88%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steve Petersen, Portfolio Manager of Fidelity Equity-Income Portfolio

Q. How did the fund perform, Steve?

A. For the six-month period ending June 30, 2002, the fund underperformed the Russell 3000 Value Index and beat the Lipper Inc. variable annuity equity income funds average, which fell 3.90% and 6.61%, respectively. For the 12-month period ending June 30, 2002, the fund underperformed the Russell index and the Lipper average, which declined 7.75% and 9.35%, respectively. The fund's focus on large-cap stocks hurt its performance relative to the Russell index during the six-month period. In addition to large-caps, the index also incorporates small- and mid-cap stocks, which held up comparatively well. Though some competitors held a component of fixed-income securities - which generally performed better than equities - the fund held its own compared to the Lipper average.

Q. What was your strategy in this difficult investing environment?

A. I kept the fund's sector weightings pretty steady during the period, emphasizing stocks of companies that were attractively valued and paid dividends. I looked to energy stocks - particularly energy services companies - with attractive valuations in an improving environment of rising demand. I also focused on financial stocks, which continued to represent the largest sector weighting in the portfolio and delivered generally modest positive performance, benefiting from low interest rates. I also was able to find attractively priced industrial companies. On the down side, the fund held a number of large companies that were negatively affected by the fallout from the Enron scandal. Also, the fund's pharmaceutical holdings were hurt by investors' concerns that the industry's future growth could be slower than in the past.

Q. Which of your stock selections contributed to performance?

A. Good performers included oil and gas companies Exxon Mobil and TotalFinaElf, the latter of which had a number of development projects that led to increased and faster production, boosting its stock price. Along with good volume growth, Exxon's stock performance benefited from its standing as one of the largest firms in its industry, and investors saw it as a defensive play. Financial holdings Bank of America and Wells Fargo were helped by an improved environment for banks, due to better-than-expected credit trends. Bank of America, one of the fund's larger holdings, successfully cut costs and streamlined operations following its merger with NationsBank, and avoided the riskier lending practices that came back to haunt competitors when the economy slowed. Defense company Lockheed Martin went through an internal restructuring last year, leading to better-than-expected earnings and strong stock performance.

Q. Which stocks hurt the fund's performance ?

A. Citigroup, which engages in extensive global banking activity, was hurt by the economic troubles in Argentina and by investor concerns about the economic slippage in other South American countries. Tyco International has always been aggressive in its accounting practices and was affected by the fallout from the Enron scandal. The company also has been actively making acquisitions in the electronic components industry over the past several years, and the technology bust really hurt, reducing expectations for future performance. General Electric suffered from the accounting issues facing other large companies and was tainted with the same broad brush. Also, its business slipped relative to expectations and its stock had a very high valuation, so I sold off a portion of the fund's position. Bristol-Myers Squibb had a formal affiliation with ImClone Systems, which caused a small degree of damage to its stock after a key product in development by ImClone ran into regulatory problems. However, the real issue that hurt Bristol-Myers Squibb was its lack of success - along with the rest of its industry - in securing new drug approvals by the Food and Drug Administration.

Q. What's your outlook, Steve?

A. The underlying fundamentals for the economy appear to be in good shape. Growth in first quarter gross domestic product was phenomenal, we've seen continued resiliency in consumer spending, many companies have experienced positive business trends and increased demand for products and services, and a number of companies - especially in basic industries - have pre-announced an upside surprise in earnings. I think it's becoming increasingly apparent that business conditions are, if not actually improving, at least holding steady. Interest rates remain low and the government continues to take steps to actively stimulate the economy. The shadow hanging over us now is the crisis in confidence about corporate governance. Now that it's such a public issue, hopefully it can be resolved in the near future. I am optimistic about finding good opportunities in this type of investing climate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks reasonable income while achieving a yield that exceeds the composite dividend yield of the S&P 500®; also considers the potential for capital appreciation

Start date: October 9, 1986

Size: as of June 30, 2002, more than $9.7 billion

Manager: Stephen Petersen, since 1997; joined Fidelity in 1980

3

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Exxon Mobil Corp.	3.7
Fannie Mae	3.3
Citigroup, Inc.	3.0
TotalFinaElf SA	2.5
SBC Communications, Inc.	1.8
14.3
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	29.2
Energy	13.6
Consumer Discretionary	12.4
Industrials	12.1
Consumer Staples	6.6
Asset Allocation as of June 30, 2002
% of fund's net assets*
Stocks	97.8%
Bonds	1.7%
Short-Term Investments and Net Other Assets	0.5%

* Foreign investments	8.9%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.4%
Johnson Controls, Inc.	275,700	$ 22,499,877
TRW, Inc.	315,800	17,994,284
		40,494,161
Automobiles - 0.6%
Ford Motor Co.	695,200	11,123,200
General Motors Corp.	836,900	44,732,305
		55,855,505
Hotels, Restaurants & Leisure - 2.1%
Hilton Hotels Corp.	489,900	6,809,610
Mandalay Resort Group (a)	804,300	22,174,551
McDonald's Corp.	2,673,500	76,061,075
MGM Mirage, Inc. (a)	1,722,870	58,146,863
Park Place Entertainment Corp. (a)	2,106,800	21,594,700
Six Flags, Inc. (a)	1,364,556	19,717,834
		204,504,633
Household Durables - 1.3%
Black & Decker Corp.	595,500	28,703,100
Maytag Corp.	907,120	38,688,668
Newell Rubbermaid, Inc.	415,400	14,563,924
Snap-On, Inc.	801,000	23,781,690
Whirlpool Corp.	270,900	17,706,024
		123,443,406
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	396,800	11,574,656
Media - 3.9%
AOL Time Warner, Inc. (a)	2,265,500	33,325,505
Clear Channel Communications, Inc. (a)	1,314,200	42,080,684
Fox Entertainment Group, Inc. Class A (a)	1,251,600	27,222,300
Gannett Co., Inc.	158,100	11,999,790
Liberty Media Corp. Class A (a)	1,807,100	18,071,000
News Corp. Ltd.:
ADR	234,034	5,366,400
sponsored ADR	303,867	6,001,373
Reader's Digest Association, Inc. Class A (non-vtg.)	1,357,303	25,422,285
Tribune Co.	991,100	43,112,850
Viacom, Inc. Class B (non-vtg.) (a)	3,261,318	144,704,680
Walt Disney Co.	1,112,600	21,028,140
		378,335,007
Multiline Retail - 1.2%
Big Lots, Inc. (a)	787,756	15,503,043
Federated Department Stores, Inc. (a)	953,000	37,834,100
JCPenney Co., Inc.	960,800	21,156,816
Target Corp.	1,166,100	44,428,410
		118,922,369
Specialty Retail - 1.8%
Gap, Inc.	2,998,400	42,577,280
Limited Brands, Inc.	2,698,200	57,471,660
Office Depot, Inc. (a)	244,400	4,105,920

	Shares	Value (Note 1)
RadioShack Corp.	575,400	$ 17,296,524
Staples, Inc. (a)	2,973,362	58,575,231
		180,026,615
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. (a)	233,000	8,737,500
TOTAL CONSUMER DISCRETIONARY		1,121,893,852
CONSUMER STAPLES - 6.5%
Beverages - 0.5%
The Coca-Cola Co.	781,600	43,769,600
Food & Drug Retailing - 0.9%
Albertson's, Inc.	1,378,200	41,979,972
CVS Corp.	1,510,200	46,212,120
		88,192,092
Food Products - 0.6%
Dean Foods Co. (a)	208,000	7,758,400
Fresh Del Monte Produce Inc.	184,400	4,610,000
Kellogg Co.	553,300	19,841,338
Kraft Foods, Inc. Class A	624,400	25,569,180
Tyson Foods, Inc. Class A	117,000	1,814,670
		59,593,588
Household Products - 1.5%
Colgate-Palmolive Co.	567,400	28,398,370
Kimberly-Clark Corp.	1,192,800	73,953,600
Procter & Gamble Co.	514,100	45,909,130
		148,261,100
Personal Products - 1.7%
Avon Products, Inc.	654,000	34,164,960
Gillette Co.	3,872,320	131,155,478
		165,320,438
Tobacco - 1.3%
Loews Corp. - Carolina Group	192,400	5,204,420
Philip Morris Companies, Inc.	2,794,900	122,081,232
		127,285,652
TOTAL CONSUMER STAPLES		632,422,470
ENERGY - 13.6%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	1,658,000	55,194,820
BJ Services Co. (a)	278,200	9,425,416
Noble Corp. (a)	277,400	10,707,640
Schlumberger Ltd. (NY Shares)	2,702,400	125,661,600
		200,989,476
Oil & Gas - 11.6%
Anadarko Petroleum Corp.	183,900	9,066,270
BP PLC sponsored ADR	3,128,242	157,944,939
Burlington Resources, Inc.	512,900	19,490,200
ChevronTexaco Corp.	976,471	86,417,684
Conoco, Inc.	3,142,815	87,370,257
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Devon Energy Corp.	293,965	$ 14,486,578
Exxon Mobil Corp.	8,805,436	360,318,438
Marathon Oil Corp.	534,600	14,498,352
Royal Dutch Petroleum Co. (NY Shares)	1,934,900	106,941,923
Sunoco, Inc.	536,600	19,119,058
TotalFinaElf SA:
Series B	448,000	72,486,399
sponsored ADR	2,183,396	176,636,736
Valero Energy Corp.	163,800	6,129,396
		1,130,906,230
TOTAL ENERGY		1,331,895,706
FINANCIALS - 28.3%
Banks - 9.8%
Bank of America Corp.	2,415,590	169,960,912
Bank of New York Co., Inc.	2,977,000	100,473,750
Bank One Corp.	2,440,438	93,908,054
Comerica, Inc.	1,208,800	74,220,320
FleetBoston Financial Corp.	1,924,100	62,244,635
Huntington Bancshares, Inc.	323,000	6,272,660
Mellon Financial Corp.	1,892,600	59,484,418
PNC Financial Services Group, Inc.	628,300	32,847,524
State Bank of India	56,000	275,645
U.S. Bancorp, Delaware	4,207,038	98,234,337
Wachovia Corp.	2,146,975	81,971,506
Wells Fargo & Co.	3,483,800	174,399,028
		954,292,789
Diversified Financials - 13.2%
American Express Co.	3,186,496	115,733,535
Charles Schwab Corp.	3,409,800	38,189,760
Citigroup, Inc.	7,517,820	291,315,512
Fannie Mae	4,374,400	322,612,000
Freddie Mac	747,100	45,722,520
Household International, Inc.	2,289,547	113,790,486
J.P. Morgan Chase & Co.	4,224,850	143,306,912
Lehman Brothers Holdings, Inc.	477,000	29,822,040
Merrill Lynch & Co., Inc.	1,636,900	66,294,450
Morgan Stanley	1,841,600	79,336,128
Nomura Holdings, Inc.	2,012,000	29,611,741
Washington Mutual Capital Trust unit (f)	339,000	17,776,313
		1,293,511,397
Insurance - 4.5%
ACE Ltd.	1,127,700	35,635,320
AFLAC, Inc.	764,300	24,457,600
Allstate Corp.	1,480,900	54,763,682
American International Group, Inc.	2,542,850	173,498,656

	Shares	Value (Note 1)
Hartford Financial Services Group, Inc.	1,440,000	$ 85,636,800
Marsh & McLennan Companies, Inc.	294,400	28,439,040
Prudential Financial, Inc.	304,200	10,148,112
Travelers Property Casualty Corp. Class A	1,815,000	32,125,500
		444,704,710
Real Estate - 0.8%
Crescent Real Estate Equities Co.	673,100	12,586,970
Equity Office Properties Trust	317,100	9,544,710
Equity Residential Properties Trust (SBI)	1,299,000	37,346,250
Public Storage, Inc.	609,700	22,619,870
		82,097,800
TOTAL FINANCIALS		2,774,606,696
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.	680,800	23,453,560
Health Care Providers & Services - 0.5%
IMS Health, Inc.	1,712,900	30,746,555
McKesson Corp.	673,300	22,016,910
		52,763,465
Pharmaceuticals - 4.5%
Abbott Laboratories	738,200	27,793,230
Bristol-Myers Squibb Co.	3,750,600	96,390,420
Eli Lilly & Co.	545,100	30,743,640
Johnson & Johnson	381,800	19,952,868
Merck & Co., Inc.	2,285,100	115,717,464
Pfizer, Inc.	1,003,700	35,129,500
Schering-Plough Corp.	2,046,030	50,332,338
Wyeth	1,169,400	59,873,280
		435,932,740
TOTAL HEALTH CARE		512,149,765
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.8%
Boeing Co.	1,051,800	47,331,000
Honeywell International, Inc.	2,282,825	80,423,925
Lockheed Martin Corp.	679,300	47,211,350
Northrop Grumman Corp.	191,500	23,937,500
United Technologies Corp.	1,082,500	73,501,750
		272,405,525
Airlines - 0.3%
AMR Corp. (a)	1,498,000	25,256,280
Building Products - 0.7%
Masco Corp.	2,346,800	63,621,748
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	508,400	31,902,100
Ceridian Corp. (a)	454,000	8,616,920
New England Business Service, Inc.	207,200	5,209,008
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc. (a)	1,330,200	$ 25,366,914
Viad Corp.	775,800	20,170,800
		91,265,742
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	1,863,700	37,236,726
Industrial Conglomerates - 2.5%
3M Co.	227,900	28,031,700
General Electric Co.	4,254,540	123,594,387
Hutchison Whampoa Ltd.	622,000	4,645,094
Textron, Inc.	857,500	40,216,750
Tyco International Ltd.	3,881,446	52,438,335
		248,926,266
Machinery - 2.7%
Caterpillar, Inc.	1,120,200	54,833,790
Deere & Co.	799,750	38,308,025
Eaton Corp.	428,300	31,158,825
Illinois Tool Works, Inc.	351,400	24,000,620
Ingersoll-Rand Co. Ltd. Class A	1,074,144	49,045,415
Kennametal, Inc.	168,490	6,166,734
Milacron, Inc.	138,530	1,406,080
Navistar International Corp.	387,600	12,403,200
Parker Hannifin Corp.	1,047,700	50,069,583
		267,392,272
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	2,818,600	84,558,000
Union Pacific Corp.	883,600	55,914,208
		140,472,208
TOTAL INDUSTRIALS		1,146,576,767
INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 0.4%
Lucent Technologies, Inc.	785,600	1,304,096
Motorola, Inc.	2,536,200	36,572,004
		37,876,100
Computers & Peripherals - 1.8%
Dell Computer Corp. (a)	1,843,500	48,189,090
Hewlett-Packard Co.	3,817,211	58,326,984
International Business Machines Corp.	793,700	57,146,400
NCR Corp. (a)	125,900	4,356,140
Sun Microsystems, Inc. (a)	1,159,000	5,806,590
		173,825,204
Electronic Equipment & Instruments - 1.2%
Arrow Electronics, Inc. (a)	799,100	16,581,325
Avnet, Inc.	1,317,330	28,968,087

	Shares	Value (Note 1)
PerkinElmer, Inc.	2,121,300	$ 23,440,365
Tektronix, Inc. (a)	1,421,700	26,600,007
Thermo Electron Corp.	1,539,600	25,403,400
		120,993,184
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	215,100	10,281,780
Electronic Data Systems Corp.	416,800	15,484,120
Unisys Corp. (a)	925,317	8,327,853
		34,093,753
Semiconductor Equipment & Products - 0.7%
Agere Systems, Inc. Class B (a)	1	2
Intel Corp.	2,298,200	41,988,114
Micron Technology, Inc. (a)	869,600	17,583,312
National Semiconductor Corp. (a)	440,975	12,863,241
		72,434,669
Software - 0.8%
Compuware Corp. (a)	1,300,882	7,896,354
Microsoft Corp. (a)	1,219,700	66,717,590
		74,613,944
TOTAL INFORMATION TECHNOLOGY		513,836,854
MATERIALS - 5.8%
Chemicals - 2.6%
Arch Chemicals, Inc.	352,800	8,714,160
Crompton Corp.	500,551	6,382,025
Dow Chemical Co.	1,112,300	38,240,874
E.I. du Pont de Nemours & Co.	969,849	43,061,296
Hercules Trust II unit	15,700	8,713,500
Hercules, Inc. (a)	649,700	7,536,520
LG Chemical Ltd.	152,000	5,496,258
Lyondell Chemical Co.	1,104,900	16,683,990
Millennium Chemicals, Inc.	853,650	11,993,783
Olin Corp.	13,900	307,885
PolyOne Corp.	1,076,100	12,106,125
PPG Industries, Inc.	161,500	9,996,850
Praxair, Inc.	1,203,612	68,569,776
Solutia, Inc.	2,067,100	14,511,042
		252,314,084
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	323,700	4,447,638
Smurfit-Stone Container Corp. (a)	1,242,900	19,165,518
		23,613,156
Metals & Mining - 2.3%
Alcan, Inc.	967,200	36,805,012
Alcoa, Inc.	1,890,516	62,670,605
Dofasco, Inc.	926,300	18,797,237
Newmont Mining Corp. Holding Co.	446,300	11,751,079
Nucor Corp.	352,800	22,946,112
Pechiney SA Series A	540,311	24,766,978
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp.	1,055,800	$ 43,498,960
Xstrata PLC (a)	432,700	5,630,754
		226,866,737
Paper & Forest Products - 0.7%
Georgia-Pacific Group	1,657,600	40,743,808
Weyerhaeuser Co.	381,500	24,358,775
		65,102,583
TOTAL MATERIALS		567,896,560
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.3%
AT&T Corp.	5,055,621	54,095,145
BellSouth Corp.	5,331,799	167,951,669
Qwest Communications International, Inc.	1,504,960	4,213,888
SBC Communications, Inc.	5,735,993	174,947,787
Verizon Communications, Inc.	3,022,202	121,341,410
		522,549,899
UTILITIES - 2.5%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	145,200	5,810,904
Cinergy Corp.	286,600	10,314,734
Dominion Resources, Inc.	408,200	27,022,840
DPL, Inc.	1,010,054	26,715,928
Entergy Corp.	1,943,800	82,494,872
FirstEnergy Corp.	857,700	28,630,026
Northeast Utilities	1,648,400	31,006,404
		211,995,708
Gas Utilities - 0.1%
Kinder Morgan Management LLC (a)	172,075	5,248,299
Multi-Utilities & Unregulated Power - 0.2%
SCANA Corp.	788,500	24,340,995
TOTAL UTILITIES		241,585,002
TOTAL COMMON STOCKS (Cost $8,260,675,201)		9,365,413,571
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
General Motors Corp. Series B, $1.313	412,200	10,774,908
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	388,400	9,030,300

	Shares	Value (Note 1)
Media - 0.1%
Cox Communications, Inc. $6.858 PRIZES	154,200	$ 3,828,786
MediaOne Group, Inc. (Vodafone Group PLC) $3.04 PIES	213,000	3,173,700
		7,002,486
TOTAL CONSUMER DISCRETIONARY		26,807,694
FINANCIALS - 0.6%
Diversified Financials - 0.4%
Equity Securities Trust I (Cablevision Systems Corp. - NY Group Class A) $2.3432	193,300	2,841,510
Ford Motor Co. Capital Trust II $3.25	461,500	25,967,682
Lucent Technologies Capital Trust I $77.50 (f)	11,600	5,483,633
		34,292,825
Insurance - 0.2%
ACE Ltd. $4.125 PRIDES	225,800	14,810,222
Prudential Financial, Inc. $3.375	65,500	3,762,451
Travelers Property Casualty Corp. $1.125	240,200	5,699,225
		24,271,898
TOTAL FINANCIALS		58,564,723
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. $4.13	177,700	11,772,625
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Lucent Technologies, Inc. $80.00 (f)	5,660	2,727,662
Motorola, Inc. $3.50	441,100	19,972,126
		22,699,788
IT Consulting & Services - 0.2%
Electronic Data Systems Corp. $3.81 PRIDES	475,600	17,692,320
TOTAL INFORMATION TECHNOLOGY		40,392,108
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Georgia-Pacific Group $3.75 PEPS	314,100	8,323,650
UTILITIES - 0.6%
Electric Utilities - 0.4%
Cinergy Corp. $4.75 PRIDES	159,300	9,311,085
FPL Group, Inc. $4.00	84,500	4,444,700
TXU Corp.:
$0.8125 PRIDES	398,400	10,724,928
$4.375	226,400	12,270,880
		36,751,593
Preferred Stocks - continued
	Shares	Value (Note 1)
Convertible Preferred Stocks - continued
UTILITIES - continued
Gas Utilities - 0.2%
El Paso Corp. $4.50	133,400	$ 6,843,420
NiSource, Inc. $3.875 PIES	299,300	12,626,719
Sempra Energy $2.125	292,100	6,753,644
		26,223,783
TOTAL UTILITIES		62,975,376
TOTAL CONVERTIBLE PREFERRED STOCKS		208,836,176
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc. Series M, $11.125	9,578	612,992
TOTAL PREFERRED STOCKS (Cost $241,117,629)		209,449,168
Corporate Bonds - 1.7%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	Ba2	$ 15,369,000	5,546,672
Media - 0.3%
Cox Communications, Inc. 0.4259% 4/19/20	Baa3	26,600,000	10,911,320
Liberty Media Corp.3.5% 1/15/31 (f)	Baa3	11,400,000	8,393,250
News America, Inc. liquid yield option note 0% 2/28/21 (f)	Baa3	22,670,000	10,838,527
			30,143,097
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (f)	B1	5,080,000	5,045,075
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	5,700,000	6,542,118
TOTAL CONSUMER DISCRETIONARY			47,276,962

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	$ 23,110,000	$ 10,783,126
JMH Finance Ltd. 4.75% 9/6/07 (f)	-	3,680,000	3,588,000
Navistar Financial Corp. 4.75% 4/1/09 (f)	Ba2	2,760,000	2,456,566
			16,827,692
Insurance - 0.0%
Loews Corp. 3.125% 9/15/07	A3	5,340,000	4,669,937
TOTAL FINANCIALS			21,497,629
INDUSTRIALS - 0.3%
Machinery - 0.3%
SPX Corp.:
liquid yield option note 0% 2/6/21 (f)	Ba3	19,570,000	13,041,448
0% 2/6/21	Ba3	4,620,000	3,078,768
Tyco International Group SA 0% 2/12/21	Ba2	13,860,000	9,511,425
			25,631,641
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Corning, Inc. 3.5% 11/1/08	Baa3	13,700,000	9,235,170
Computers & Peripherals - 0.0%
Quantum Corp. 7% 8/1/04	B2	7,730,000	7,188,900
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. 3% 12/1/21	Baa2	6,670,000	6,780,522
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	620,000	262,632
Sanmina-SCI Corp. 0% 9/12/20	Ba2	960,000	345,600
			7,388,754
TOTAL INFORMATION TECHNOLOGY			23,812,824
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 1/31/06 (f)	B-	6,790,000	10,311,294
TOTAL CONVERTIBLE BONDS			128,530,350
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Domino's, Inc. 10.375% 1/15/09	B2	$ 670,000	$ 720,250
Extended Stay America, Inc. 9.875% 6/15/11	B2	640,000	662,400
Park Place Entertainment Corp. 8.125% 5/15/11	Ba2	715,000	707,850
Penn National Gaming, Inc. 11.125% 3/1/08	B3	630,000	669,375
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	670,000	690,100
			3,449,975
Household Durables - 0.0%
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	420,000	352,800
D.R. Horton, Inc.:
8% 2/1/09	Ba1	310,000	305,350
10.5% 4/1/05	Ba1	425,000	450,500
			1,108,650
Media - 0.1%
CanWest Media, Inc. 10.625% 5/15/11	B2	785,000	785,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)	B2	310,000	111,600
10% 5/15/11	B2	805,000	539,350
Corus Entertainment, Inc. 8.75% 3/1/12	B1	790,000	801,850
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	925,000	925,000
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	720,000	730,800
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06 (d)	Caa1	670,000	509,200
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	445,000	382,700
Radio One, Inc. 8.875% 7/1/11	B3	870,000	870,000
Telewest PLC yankee 11% 10/1/07	Caa3	735,000	297,675
			5,953,175

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Specialty Retail - 0.0%
AutoNation, Inc. 9% 8/1/08	Ba2	$ 600,000	$ 618,000
United Auto Group, Inc. 9.625% 3/15/12 (f)	B3	525,000	530,250
			1,148,250
TOTAL CONSUMER DISCRETIONARY			11,660,050
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	640,000	660,800
Food & Drug Retailing - 0.0%
Rite Aid Corp. 12.5% 9/15/06	B-	775,000	720,750
Food Products - 0.0%
Corn Products International, Inc. 8.25% 7/15/07	Ba1	615,000	608,801
Dean Foods Co. 8.15% 8/1/07	B1	470,000	481,750
			1,090,551
Household Products - 0.1%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	720,000	738,000
10% 11/1/08	Ba3	490,000	565,950
			1,303,950
TOTAL CONSUMER STAPLES			3,776,051
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	620,000	644,800
Oil & Gas - 0.0%
Chesapeake Energy Corp. 8.125% 4/1/11	B1	700,000	691,250
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	535,000	526,975
			1,218,225
TOTAL ENERGY			1,863,025
FINANCIALS - 0.1%
Diversified Financials - 0.1%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	650,000	650,000
Delta Air Lines, Inc. pass thru trust certificate 7.779% 1/2/12	Baa2	670,000	677,102
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (f)	B3	$ 724,044	$ 658,880
Stone Container Finance Co. yankee 11.5% 8/15/06 (f)	B2	630,000	674,100
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Ba2	620,000	310,000
			2,970,082
Real Estate - 0.0%
Meditrust Corp. 7.82% 9/10/26	Ba3	735,000	731,325
TOTAL FINANCIALS			3,701,407
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Alderwoods Group, Inc. 11% 1/2/07	-	620,000	623,100
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	B2	910,000	946,400
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	620,000	626,200
Service Corp. International (SCI) 6.5% 3/15/08	B1	720,000	640,800
			2,836,500
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	40,000	37,200
TOTAL HEALTH CARE			2,873,700
INDUSTRIALS - 0.0%
Machinery - 0.0%
Joy Global, Inc. 8.75% 3/15/12	B2	610,000	622,200
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
ChipPAC International Ltd. 12.75% 8/1/09	B3	840,000	865,200
MATERIALS - 0.1%
Chemicals - 0.1%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	460,000	469,200
IMC Global, Inc. 10.875% 6/1/08	Ba1	735,000	793,800
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	775,000	740,125
			2,003,125

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	$ 600,000	$ 603,000
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	280,000	267,400
7.8% 5/15/18	B3	160,000	137,600
Riverwood International Corp.:
10.625% 8/1/07	B3	720,000	748,800
10.625% 8/1/07	B3	110,000	115,500
			1,872,300
Metals & Mining - 0.0%
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	990,000	1,014,750
Paper & Forest Products - 0.0%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	465,000	453,375
8.125% 5/15/11	Ba1	215,000	206,400
			659,775
TOTAL MATERIALS			5,549,950
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
NTL Communications Corp. 11.5% 10/1/08 (d)	Ca	990,000	297,000
Qwest Corp. 8.875% 3/15/12 (f)	Baa3	635,000	565,150
WorldCom, Inc.:
7.5% 5/15/11 (d)	Ca	710,000	117,150
7.875% 5/15/03 (d)	Ca	310,000	51,150
8.25% 5/15/31 (d)	Ca	555,000	91,575
			1,122,025
Wireless Telecommunication Services - 0.0%
American Tower Corp. 9.375% 2/1/09	Caa1	575,000	322,000
Crown Castle International Corp. 10.75% 8/1/11	B3	310,000	199,950
Echostar Broadband Corp. 10.375% 10/1/07	B1	950,000	912,000
Nextel Communications, Inc. 0% 10/31/07 (e)	B3	625,000	325,000
			1,758,950
TOTAL TELECOMMUNICATION SERVICES			2,880,975
UTILITIES - 0.0%
Electric Utilities - 0.0%
CMS Energy Corp. 8.5% 4/15/11	B3	795,000	556,500
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	$ 915,000	$ 896,700
6.25% 3/1/04	B3	375,000	360,000
			1,813,200
Multi-Utilities & Unregulated Power - 0.0%
Western Resources, Inc. 7.875% 5/1/07 (f)	Ba1	720,000	714,600
TOTAL UTILITIES			2,527,800
TOTAL NONCONVERTIBLE BONDS			36,320,358
TOTAL CORPORATE BONDS (Cost $172,637,516)			164,850,708
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Wyndham International, Inc. term loan 6.625% 6/30/06 (g)	-	600,000	528,000
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Suiza Foods Corp. Tranche B term loan 4.11% 7/15/08 (g)	Ba2	897,750	899,994
FINANCIALS - 0.0%
Diversified Financials - 0.0%
American Tower LP Tranche B term loan 4.97% 12/31/07 (g)	B2	750,000	652,500
Nextel Finance Co. Tranche D term loan 4.9375% 3/31/09 (g)	-	1,200,000	912,000
			1,564,500
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
Tranche B term loan 4.6723% 7/21/06 (g)	Ba3	775,751	773,812
Tranche C term loan 4.9311% 7/21/07 (g)	Ba3	930,939	928,611
			1,702,423
TOTAL FLOATING RATE LOANS (Cost $4,881,865)			4,694,917
Money Market Funds - 0.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.89% (c)	11,177,697	$ 11,177,697
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	14,456,625	14,456,625
TOTAL MONEY MARKET FUNDS (Cost $25,634,322)		25,634,322
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,704,946,533)		9,770,042,686
NET OTHER ASSETS - 0.2%		17,114,402
NET ASSETS - 100%	$ 9,787,157,088
Security Type Abbreviations
PEPS	-	Participating Equity Preferred Shares/Premium Exchangeable Participating Shares
PIERS	-	Preferred Income Equity Redeemable Security
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $92,344,941 or 0.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,510,670,983 and $1,164,291,825, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $73,214 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,694,917 or 0.0% of net assets.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $8,708,665,740. Net unrealized appreciation aggregated $1,061,376,946, of which $2,106,653,985 related to appreciated investment securities and $1,045,277,039 related to depreciated investment securities.

Equity-Income Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,675,661) (cost $8,704,946,533) - See accompanying schedule		$ 9,770,042,686
Cash		11,958
Foreign currency held at value (cost $200)		198
Receivable for investments sold		35,601,999
Receivable for fund shares sold		7,070,358
Dividends receivable		17,750,704
Interest receivable		2,244,685
Other receivables		40,168
Total assets		9,832,762,756
Liabilities
Payable for investments purchased Regular delivery	$ 16,907,067
Delayed delivery	925,000
Payable for fund shares redeemed	8,443,334
Accrued management fee	4,010,800
Distribution fees payable	145,352
Other payables and accrued expenses	717,490
Collateral on securities loaned, at value	14,456,625
Total liabilities		45,605,668
Net Assets		$ 9,787,157,088
Net Assets consist of:
Paid in capital		$ 8,595,892,693
Undistributed net investment income		77,542,291
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,620,125
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,065,101,979
Net Assets		$ 9,787,157,088
Initial Class: Net Asset Value, offering price and redemption price per share ($8,569,016,215 ÷ 417,582,197 shares)		$ 20.52
Service Class: Net Asset Value, offering price and redemption price per share ($880,092,883 ÷ 43,014,605 shares)		$ 20.46
Service Class 2: Net Asset Value, offering price and redemption price per share ($337,918,532 ÷ 16,592,882 shares)		$ 20.37
Service Class 2R: Net Asset Value, offering price and redemption price per share ($129,458 ÷ 6,357 shares)		$ 20.36

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 102,407,753
Interest		6,491,288
Security lending		190,960
Total income		109,090,001
Expenses
Management fee	$ 24,908,492
Transfer agent fees	3,507,697
Distribution fees	813,830
Accounting and security lending fees	448,784
Non-interested trustees' compensation	31,575
Custodian fees and expenses	87,648
Registration fees	10,324
Audit	35,207
Legal	37,082
Miscellaneous	198,845
Total expenses before reductions	30,079,484
Expense reductions	(554,066)	29,525,418
Net investment income (loss)		79,564,583
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	51,545,698
Foreign currency transactions	65,385
Total net realized gain (loss)		51,611,083
Change in net unrealized appreciation (depreciation) on: Investment securities	(783,218,534)
Assets and liabilities in foreign currencies	43,839
Total change in net unrealized appreciation (depreciation)		(783,174,695)
Net gain (loss)		(731,563,612)
Net increase (decrease) in net assets resulting from operations		$ (651,999,029)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 79,564,583	$ 151,358,391
Net realized gain (loss)	51,611,083	232,892,575
Change in net unrealized appreciation (depreciation)	(783,174,695)	(947,180,666)
Net increase (decrease) in net assets resulting from operations	(651,999,029)	(562,929,700)
Distributions to shareholders from net investment income	(162,342,476)	(175,168,717)
Distributions to shareholders from net realized gain	(222,300,466)	(493,630,239)
Total distributions	(384,642,942)	(668,798,956)
Share transactions - net increase (decrease)	505,499,160	906,134,648
Redemption fees	30	-
Total increase (decrease) in net assets	(531,142,781)	(325,594,008)
Net Assets
Beginning of period	10,318,299,869	10,643,893,877
End of period (including undistributed net investment income of $77,542,291 and undistributed net investment income of $152,099,880, respectively)	$ 9,787,157,088	$ 10,318,299,869
Other Information: Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	38,839,513	7,299,639	8,152,740	6,498
Reinvested	16,371,256	1,504,858	437,787	-
Redeemed	(44,578,974)	(2,665,564)	(2,006,840)	(141)
Net increase (decrease)	10,631,795	6,138,933	6,583,687	6,357

Dollars Sold	$ 861,698,545	$ 161,697,534	$ 177,998,130	$ 140,490
Reinvested	343,960,099	31,541,832	9,140,991	-
Redeemed	(979,524,003)	(57,803,093)	(43,348,367)	(2,998)
Net increase (decrease)	$ 226,134,641	$ 135,436,273	$ 143,790,754	$ 137,492

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	89,050,962	13,139,614	9,931,367	-
Reinvested	25,863,825	1,673,997	126,086	-
Redeemed	(98,534,150)	(2,882,957)	(1,618,683)	-
Net increase (decrease)	16,380,637	11,930,654	8,438,770	-

Dollars Sold	$ 2,064,705,585	$ 303,254,722	$ 225,467,799	$ -
Reinvested	625,387,269	40,376,818	3,034,869	-
Redeemed	(2,255,942,678)	(64,472,868)	(35,676,868)	-
Net increase (decrease)	$ 434,150,176	$ 279,158,672	$ 192,825,800	$ -

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 145,677,224	$ 12,920,750	$ 3,744,502	$ -
From net realized gain	198,282,881	18,621,082	5,396,503	-
Total	$ 343,960,105	$ 31,541,832	$ 9,141,005	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 164,164,158	$ 10,221,979	$ 782,580	$ -
From net realized gain	461,223,111	30,154,839	2,252,289	-
Total	$ 625,387,269	$ 40,376,818	$ 3,034,869	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03
Income from Investment Operations
Net investment income (loss) E	.17	.34	.40	.41	.38	.36
Net realized and unrealized gain (loss)	(1.55)	(1.51)	1.46	1.10	2.31	5.06
Total from investment operations	(1.38)	(1.17)	1.86	1.51	2.69	5.42
Distributions from net investment income	(.36)	(.42)	(.44) G	(.38)	(.34)	(.36)
Distributions from net realized gain	(.49)	(1.18)	(1.61) G	(.84)	(1.21)	(1.81)
Total distributions	(.85)	(1.60)	(2.05)	(1.22)	(1.55)	(2.17)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 20.52	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28
Total Return B, C, D	(6.15)%	(4.96)%	8.42%	6.33%	11.63%	28.11%
Ratios to Average Net Assets F
Expenses before expense reductions	.57% A	.58%	.56%	.57%	.58%	.58%
Expenses net of voluntary waivers, if any	.57% A	.58%	.56%	.57%	.58%	.58%
Expenses net of all reductions	.56% A	.57%	.55%	.56%	.57%	.57%
Net investment income (loss)	1.57% A	1.47%	1.68%	1.57%	1.58%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,569,016	$ 9,256,205	$ 9,969,086	$ 11,014,291	$ 11,409,912	$ 10,106,742
Portfolio turnover rate	23% A	24%	22%	27%	28%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G The amounts shown reflect certain reclassifications related to book to tax differences.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997 H
Net asset value, beginning of period	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27	$ 23.44
Income from Investment Operations
Net investment income (loss) E	.16	.31	.37	.38	.36	.05
Net realized and unrealized gain (loss)	(1.54)	(1.51)	1.46	1.11	2.31	.78
Total from investment operations	(1.38)	(1.20)	1.83	1.49	2.67	.83
Distributions from net investment income	(.34)	(.40)	(.43) G	(.38)	(.34)	-
Distributions from net realized gain	(.49)	(1.18)	(1.61) G	(.84)	(1.21)	-
Total distributions	(.83)	(1.58)	(2.04)	(1.22)	(1.55)	-
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 20.46	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Total Return B, C, D	(6.17)%	(5.09)%	8.30%	6.25%	11.54%	3.54%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.68%	.66%	.67%	.68%	.68% A
Expenses net of voluntary waivers, if any	.67% A	.68%	.66%	.67%	.68%	.68% A
Expenses net of all reductions	.66% A	.67%	.65%	.66%	.67%	.65% A
Net investment income (loss)	1.47% A	1.37%	1.58%	1.47%	1.51%	1.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 880,093	$ 836,017	$ 634,897	$ 437,332	$ 225,145	$ 5,328
Portfolio turnover rate	23% A	24%	22%	27%	28%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G The amounts shown reflect certain reclassifications related to book to tax differences. H For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 G
Net asset value, beginning of period	$ 22.59	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income (loss) E	.14	.27	.32
Net realized and unrealized gain (loss)	(1.53)	(1.50)	1.95
Total from investment operations	(1.39)	(1.23)	2.27
Distributions from net investment income	(.34)	(.41)	(.43) H
Distributions from net realized gain	(.49)	(1.18)	(1.61) H
Total distributions	(.83)	(1.59)	(2.04)
Redemption fees added to paid in capital E	-	-	-
Net asset value, end of period	$ 20.37	$ 22.59	$ 25.41
Total Return B, C, D	(6.24)%	(5.23)%	10.19%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.84%	.83% A
Expenses net of voluntary waivers, if any	.83% A	.84%	.83% A
Expenses net of all reductions	.82% A	.83%	.82% A
Net investment income (loss)	1.31% A	1.21%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 337,919	$ 226,078	$ 39,911
Portfolio turnover rate	23% A	24%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. H The amounts shown reflect certain reclassifications related to book to tax differences.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002
Selected Per-Share Data	(Unaudited) G
Net asset value, beginning of period	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(1.51)
Total from investment operations	(1.46)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 20.36
Total Return B, C, D	(6.69)%
Ratios to Average Net Assets F
Expenses before expense reductions	.84% A
Expenses net of voluntary waivers, if any	.84% A
Expenses net of all reductions	.83% A
Net investment income (loss)	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129
Portfolio turnover rate	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period April 24, 2002 (commencement of sales of shares) to June 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Growth Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity ® VIP: Growth - Service Class	-26.48%	4.15%	11.74%
Russell 3000® Growth Index	-26.39%	-0.50%	8.59%
Variable Annuity Growth Funds Average	-21.57%	2.43%	10.16%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Growth Portfolio - Service Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $30,353 - a 203.53% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,804 - a 128.04% increase.

The LipperSM variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year, five year, and 10 year average annual total returns for the variable annuity large-cap core funds average were -19.09%, 1.96%, and 9.62%, respectively. The one year, five year, and 10 year average annual total returns for the variable annuity large-cap supergroup average were -20.84%, 2.01%, and 9.74%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Jennifer Uhrig,
Portfolio Manager of
Growth Portfolio

Q. How did the fund perform, Jennifer?

A. For the six months that ended June 30, 2002, the fund slightly outperformed the Russell 3000 Growth Index, which returned -20.54%. The fund trailed the variable annuity growth funds average, which returned -15.38% according to Lipper Inc. For the 12 months that ended June 30, 2002, the fund performed in line with the Russell 3000 Growth Index, which returned -26.39%, and trailed the variable annuity growth funds average, which returned -21.57%.

Q. What key factors influenced the fund's performance during the six-month period?

A. The fund was hurt by its exposure to the technology sector, particularly relative to its average Lipper peer. Technology stocks were hit hard by the events of September 11th, and I responded to this weakness by adding to the sector, especially in the semiconductor area. Initially, this strategy worked well as the group recovered from its oversold levels and the economy appeared to show signs of improvement. However, later in the period the stocks sold off as end-demand failed to materialize. Thus, while the fund benefited from good stock picking within the technology group, the higher exposure to tech overall hurt. Relative to its index, the fund benefited from good stock picking within the tech sector, as well as an emphasis on consumer nondurable stocks. Several holdings in the biotechnology and telecommunications groups detracted from performance.

Q. How did you play the technology sector during the period?

A. During the "bubble" years of the late-1990s, many technology companies ramped up production in an effort to keep pace with huge demand from customers. When demand levels dropped, these same companies were unable to cut production fast enough and, consequently, found themselves with significant excess inventories. This meant they were forced to produce below-end-demand levels in order to reduce these excess supplies. During the past six months, many companies reached a better inventory/demand balance and actually increased production to match end-demand. This helped not only semiconductor producers but also the companies that supply them with new machines for manufacturing, including Applied Materials and KLA-Tencor. These stocks performed well for the fund, but this encouraging trend proved to be short-lived as end-demand failed to accelerate.

Q. Consumer-oriented stocks held up fairly well during the period. Why, and how did the fund take advantage?

A. In periods of economic weakness, companies that produce basic goods such as soda, laundry detergent and cigarettes, tend to outperform. These companies are typically resilient to economic downturns since their products are not expensive, and people tend to regard them as essentials. If you're worried about your job, for example, you might forego the new car but you're probably going to keep washing your clothes. In addition, these companies have historically generated free cash flow, which provided investors some comfort, particularly in light of the Enron bankruptcy. As a result, the fund benefited from holdings in Coca-Cola, Procter & Gamble and Philip Morris.

Q. Did you pursue any other specific themes?

A. I increased the fund's exposure to defense stocks during the period, mostly due to the fact that the defense budget was on the rise and we had bipartisan political support in favor of strengthening the defense industry. Some of the names I added to included Lockheed Martin, Northrop Grumman and General Dynamics, all of which performed very well during the period.

Q. Which other stocks performed well? Which ones were disappointments?

A. American Express performed well as the company - which is sensitive to both consumer spending and travel - bounced back nicely after September 11th. Another good stock was toy maker Mattel, which benefited from a new management approach and a more balanced product line. The company isn't just about Barbie dolls anymore. On the negative side, the fund's investments in biotech stocks such as Elan and Millennium Pharmaceuticals detracted, as did an ill-timed investment in telecom giant Qwest Communications.

Q. What's your outlook, Jennifer?

A. The most important thing I'll be looking for is a rotation back into capital goods, namely technology. I think we'll eventually see a recovery in corporate profits - stimulated by consumer spending - that could result in increased orders for production equipment. As I see it, the biggest risk in the market right now is the possibility that consumer spending will run out of gas without stimulating a recovery on the capital goods side. If this happens, the economy could slow down again.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in stocks with above-average growth potential

Start date: October 9, 1986

Size: as of June 30, 2002, more than $10.3 billion

Manager: Jennifer Uhrig, since 1997; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	6.2
Pfizer, Inc.	5.3
Wal-Mart Stores, Inc.	3.1
Intel Corp.	2.7
American International Group, Inc.	2.5
19.8
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Information Technology	28.1
Health Care	20.2
Consumer Discretionary	15.3
Industrials	11.6
Financials	10.0
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks	99.7%
Short-Term Investments and Net Other Assets	0.3%

* Foreign investments	4.9%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.3%
Automobiles - 0.1%
Nissan Motor Co. Ltd.	1,890,000	$ 13,117,866
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc. (a)	1,212,450	38,495,288
Harrah's Entertainment, Inc. (a)	589,300	26,135,455
Wendys International, Inc.	703,000	28,000,490
Yum! Brands, Inc. (a)	1,340,700	39,215,475
		131,846,708
Household Durables - 1.6%
Black & Decker Corp.	874,140	42,133,548
Leggett & Platt, Inc.	1,172,400	27,434,160
Maytag Corp.	499,070	21,285,336
Nintendo Co. Ltd.	93,600	13,814,776
Pulte Homes, Inc.	481,400	27,670,872
Sony Corp.	227,400	12,074,940
Whirlpool Corp.	355,100	23,209,336
		167,622,968
Leisure Equipment & Products - 1.0%
Brunswick Corp.	851,300	23,836,400
Mattel, Inc.	3,595,400	75,791,032
		99,627,432
Media - 3.4%
AOL Time Warner, Inc. (a)	3,938,052	57,928,745
Charter Communications, Inc. Class A (a)	3,423,500	13,967,880
Comcast Corp. Class A (special) (a)	871,500	20,776,560
Cox Communications, Inc. Class A (a)	1,034,800	28,508,740
E.W. Scripps Co. Class A	485,000	37,345,000
Interpublic Group of Companies, Inc.	1,392,900	34,488,204
Lamar Advertising Co. Class A (a)	1,609,700	59,896,937
Viacom, Inc. Class B (non-vtg.) (a)	2,093,625	92,894,141
		345,806,207
Multiline Retail - 4.4%
Family Dollar Stores, Inc.	1,154,600	40,699,650
Kohls Corp. (a)	1,035,400	72,560,832
Saks, Inc. (a)	1,993,100	25,591,404
Wal-Mart Stores, Inc.	5,811,800	319,707,118
		458,559,004
Specialty Retail - 3.5%
AutoZone, Inc. (a)	435,000	33,625,500
Gap, Inc.	1,484,000	21,072,800
Home Depot, Inc.	4,490,200	164,925,046
Limited Brands, Inc.	1,043,500	22,226,550
Lowe's Companies, Inc.	2,657,330	120,642,782
		362,492,678
TOTAL CONSUMER DISCRETIONARY		1,579,072,863

	Shares	Value (Note 1)
CONSUMER STAPLES - 8.2%
Beverages - 3.9%
Coca-Cola Enterprises, Inc.	1,089,500	$ 24,056,160
Pepsi Bottling Group, Inc.	1,268,200	39,060,560
PepsiCo, Inc.	1,747,580	84,233,356
The Coca-Cola Co.	4,554,700	255,063,200
		402,413,276
Food & Drug Retailing - 0.5%
CVS Corp.	1,532,200	46,885,320
Food Products - 0.4%
Kraft Foods, Inc. Class A	1,071,300	43,869,735
The J.M. Smucker Co.	15,971	545,090
		44,414,825
Household Products - 1.1%
Colgate-Palmolive Co.	617,100	30,885,855
Procter & Gamble Co.	919,560	82,116,708
		113,002,563
Personal Products - 0.9%
Gillette Co.	2,632,600	89,166,162
Tobacco - 1.4%
Loews Corp. - Carolina Group	961,300	26,003,165
Philip Morris Companies, Inc.	2,782,900	121,557,072
		147,560,237
TOTAL CONSUMER STAPLES		843,442,383
ENERGY - 4.3%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	1,192,370	39,693,997
BJ Services Co. (a)	1,200,360	40,668,197
Cooper Cameron Corp. (a)	425,100	20,583,342
ENSCO International, Inc.	438,900	11,964,414
Global Industries Ltd. (a)	2,926,465	20,455,990
Grant Prideco, Inc. (a)	255,200	3,470,720
Nabors Industries Ltd. (a)	811,410	28,642,773
National-Oilwell, Inc. (a)	1,114,600	23,462,330
Noble Corp. (a)	620,200	23,939,720
Schlumberger Ltd. (NY Shares)	1,137,800	52,907,700
Smith International, Inc. (a)	443,650	30,252,494
Tidewater, Inc.	765,200	25,190,384
Transocean, Inc.	915,900	28,530,285
Varco International, Inc. (a)	1,266,100	22,207,394
Weatherford International Ltd. (a)	1,042,440	45,033,408
		417,003,148
Oil & Gas - 0.3%
Noble Energy, Inc.	453,600	16,352,280
YUKOS Corp. sponsored ADR	75,200	10,452,800
		26,805,080
TOTAL ENERGY		443,808,228
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 10.0%
Banks - 0.7%
Bank One Corp.	1,714,990	$ 65,992,815
Fifth Third Bancorp	176,900	11,790,385
		77,783,200
Diversified Financials - 4.9%
American Express Co.	2,785,900	101,183,888
Charles Schwab Corp.	4,263,750	47,754,000
Citigroup, Inc.	2,288,710	88,687,513
Fannie Mae	464,700	34,271,625
Freddie Mac	623,500	38,158,200
Goldman Sachs Group, Inc.	589,800	43,261,830
Lehman Brothers Holdings, Inc.	369,400	23,094,888
Merrill Lynch & Co., Inc.	1,331,700	53,933,850
Morgan Stanley	1,392,800	60,001,824
Nomura Holdings, Inc.	983,000	14,467,367
		504,814,985
Insurance - 4.4%
ACE Ltd.	1,202,200	37,989,520
AFLAC, Inc.	1,611,420	51,565,440
Allstate Corp.	743,100	27,479,838
American International Group, Inc.	3,830,666	261,366,341
Hartford Financial Services Group, Inc.	565,200	33,612,444
Prudential Financial, Inc.	1,273,600	42,487,296
		454,500,879
TOTAL FINANCIALS		1,037,099,064
HEALTH CARE - 20.2%
Biotechnology - 1.2%
Alkermes, Inc. (a)	772,100	12,361,321
Cambridge Antibody Technology Group PLC (a)	1,012,375	16,050,849
Cephalon, Inc. (a)	541,900	24,493,880
Geneprot, Inc. (c)	826,000	9,086,000
Gilead Sciences, Inc. (a)	984,800	32,380,224
ImClone Systems, Inc. (a)	370,047	3,217,559
Millennium Pharmaceuticals, Inc. (a)	1,863,880	22,646,142
Protein Design Labs, Inc. (a)	244,200	2,652,012
		122,887,987
Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	1,406,900	62,536,705
Boston Scientific Corp. (a)	2,202,800	64,586,096
Medtronic, Inc.	3,133,100	134,253,335
St. Jude Medical, Inc. (a)	426,900	31,526,565
Zimmer Holdings, Inc. (a)	949,475	33,858,279
		326,760,980

	Shares	Value (Note 1)
Health Care Providers & Services - 1.5%
McKesson Corp.	2,797,300	$ 91,471,710
Tenet Healthcare Corp. (a)	570,200	40,797,810
UnitedHealth Group, Inc.	278,700	25,514,985
		157,784,505
Pharmaceuticals - 14.4%
Abbott Laboratories	1,956,000	73,643,400
Barr Laboratories, Inc. (a)	70,200	4,459,806
Bristol-Myers Squibb Co.	3,224,600	82,872,220
Elan Corp. PLC sponsored ADR (a)	3,888,350	21,269,275
Eli Lilly & Co.	739,000	41,679,600
Johnson & Johnson	3,849,100	201,153,966
Merck & Co., Inc.	4,324,360	218,985,590
Pfizer, Inc.	15,540,985	543,934,475
Pharmacia Corp.	1,364,300	51,093,035
Schering-Plough Corp.	2,295,400	56,466,840
Wyeth	3,691,300	188,994,560
		1,484,552,767
TOTAL HEALTH CARE		2,091,986,239
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.5%
Boeing Co.	867,190	39,023,550
General Dynamics Corp.	174,100	18,515,535
Lockheed Martin Corp.	1,961,330	136,312,435
Northrop Grumman Corp.	346,400	43,300,000
Precision Castparts Corp.	681,400	22,486,200
		259,637,720
Airlines - 1.6%
AMR Corp. (a)	2,610,600	44,014,716
Continental Airlines, Inc. Class B (a)	1,268,200	20,012,196
Delta Air Lines, Inc.	2,615,500	52,310,000
Northwest Airlines Corp. (a)	1,771,684	21,366,509
UAL Corp.	2,473,600	28,297,984
		166,001,405
Building Products - 0.1%
Masco Corp.	481,600	13,056,176
Commercial Services & Supplies - 3.5%
Automatic Data Processing, Inc.	1,615,400	70,350,670
Cintas Corp.	583,800	28,857,234
Concord EFS, Inc. (a)	2,969,000	89,485,660
First Data Corp.	2,533,600	94,249,920
Herman Miller, Inc.	741,156	15,045,467
Hewitt Associates, Inc. Class A	14,800	344,840
Paychex, Inc.	916,100	28,664,769
Robert Half International, Inc. (a)	964,600	22,475,180
ServiceMaster Co.	1,034,900	14,198,828
		363,672,568
Construction & Engineering - 0.4%
Fluor Corp.	880,410	34,291,970
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Energizer Holdings, Inc. (a)	481,700	$ 13,208,214
Industrial Conglomerates - 3.4%
3M Co.	168,300	20,700,900
General Electric Co.	8,017,640	232,912,442
Tyco International Ltd.	6,680,500	90,253,555
		343,866,897
TOTAL INDUSTRIALS		1,193,734,950
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 2.5%
Brocade Communications System, Inc. (a)	1,278,600	22,349,928
Cisco Systems, Inc. (a)	11,493,320	160,331,814
Emulex Corp. (a)	149,500	3,365,245
Harris Corp.	459,800	16,663,152
Motorola, Inc.	3,938,500	56,793,170
		259,503,309
Computers & Peripherals - 2.9%
Dell Computer Corp. (a)	5,178,700	135,371,218
EMC Corp. (a)	5,431,100	41,004,805
International Business Machines Corp.	721,970	51,981,840
Network Appliance, Inc. (a)	2,753,600	34,254,784
Sun Microsystems, Inc. (a)	8,450,200	42,335,502
		304,948,149
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	2,515,160	59,483,534
Amphenol Corp. Class A (a)	680,900	24,512,400
AU Optronics Corp. sponsored ADR	1,330,400	11,055,624
PerkinElmer, Inc.	1,001,000	11,061,050
Sanmina-SCI Corp. (a)	2,524,700	15,930,857
Waters Corp. (a)	1,080,400	28,846,680
		150,890,145
Internet Software & Services - 0.8%
Overture Services, Inc. (a)	1,149,471	28,713,786
Yahoo!, Inc. (a)	3,537,300	52,210,548
		80,924,334
Semiconductor Equipment & Products - 11.5%
Advanced Micro Devices, Inc. (a)	4,868,200	47,318,904
Agere Systems, Inc.:
Class A (a)	11,303,645	15,825,103
Class B (a)	1,780,509	2,670,764
Altera Corp. (a)	1,658,580	22,556,688
Analog Devices, Inc. (a)	2,119,200	62,940,240
Applied Materials, Inc. (a)	1,968,700	37,444,674
ASML Holding NV (NY Shares) (a)	4,140,287	62,601,139
California Micro Devices Corp. (a)	2,689	13,660
Chartered Semiconductor Manufacturing Ltd. ADR (a)	2,142,600	42,873,426

	Shares	Value (Note 1)
Integrated Circuit Systems, Inc. (a)	1,287,800	$ 26,000,682
Integrated Device Technology, Inc. (a)	1,134,500	20,579,830
Intel Corp.	15,409,700	281,535,219
Intersil Corp. Class A (a)	2,454,856	52,484,821
KLA-Tencor Corp. (a)	1,227,720	54,007,403
LAM Research Corp. (a)	1,874,200	33,698,116
Lattice Semiconductor Corp. (a)	1,380,800	12,068,192
Micron Technology, Inc. (a)	2,756,300	55,732,386
National Semiconductor Corp. (a)	1,323,700	38,612,329
Novellus Systems, Inc. (a)	820,200	27,886,800
NVIDIA Corp. (a)	970,380	16,671,128
PMC-Sierra, Inc. (a)	766,900	7,109,163
QLogic Corp. (a)	524,437	19,981,050
Semtech Corp. (a)	861,900	23,012,730
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,238,532	42,100,916
Teradyne, Inc. (a)	1,811,200	42,563,200
Texas Instruments, Inc.	3,744,450	88,743,465
United Microelectronics Corp. sponsored ADR	4,689,300	34,466,355
Vitesse Semiconductor Corp. (a)	2,013,700	6,262,607
Xilinx, Inc. (a)	712,900	15,990,347
		1,193,751,337
Software - 8.9%
Compuware Corp. (a)	2,381,904	14,458,157
Electronic Arts, Inc. (a)	841,384	55,573,413
Microsoft Corp. (a)	11,765,623	643,579,576
Network Associates, Inc. (a)	516,900	9,960,663
Oracle Corp. (a)	6,305,370	59,711,854
Red Hat, Inc. (a)	3,011,979	17,680,317
Symantec Corp. (a)	448,200	14,723,370
Synopsys, Inc. (a)	1,362,181	74,661,141
VERITAS Software Corp. (a)	1,432,431	28,347,809
		918,696,300
TOTAL INFORMATION TECHNOLOGY		2,908,713,574
MATERIALS - 0.8%
Chemicals - 0.5%
Lyondell Chemical Co.	3,010,600	45,460,060
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,019,300	14,005,182
Metals & Mining - 0.2%
Arch Coal, Inc.	486,200	11,041,602
Massey Energy Corp.	805,400	10,228,580
		21,270,182
TOTAL MATERIALS		80,735,424
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T Corp.	1,938,400	$ 20,740,880
KT Corp. sponsored ADR	1,090,400	23,607,160
Qwest Communications International, Inc.	8,967,600	25,109,280
TeraBeam Networks (c)	60,800	15,200
Time Warner Telecom, Inc. Class A (a)	1,451,100	2,437,848
		71,910,368
Wireless Telecommunication Services - 0.2%
SK Telecom Co. Ltd. sponsored ADR	554,500	13,746,055
Vodafone Group PLC	7,006,011	9,563,211
		23,309,266
TOTAL TELECOMMUNICATION SERVICES		95,219,634
UTILITIES - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	5,891,100	31,929,762
TOTAL COMMON STOCKS (Cost $10,487,678,636)		10,305,742,121
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c) (Cost $1,528,257)	88,646	88,646
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 1.89% (b)	81,749,496	81,749,496
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	119,264,882	119,264,882
TOTAL MONEY MARKET FUNDS (Cost $201,014,378)		201,014,378
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $10,690,221,271)	10,506,845,145
NET OTHER ASSETS - (1.7)%	(174,017,513)
NET ASSETS - 100%	$10,332,827,632
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 1,528,257
Geneprot, Inc.	7/7/00	$ 4,543,000
TeraBeam Networks	4/7/00	$ 228,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $5,936,005,943 and $6,333,830,032, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $3,701,217, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $545,069 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,189,846 or 0.1% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were out-standing amounted to $28,209,396. The weighted average interest rate was 1.87%. At period end there were no interfund loans outstanding.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $10,861,681,460. Net unrealized depreciation aggregated $354,836,315, of which $1,466,729,472 related to appreciated investment securities and $1,821,565,787 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $2,090,079,000 all of which will expire on December 31, 2009.

Growth Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $108,824,652) (cost $10,690,221,271) - See accompanying schedule		$ 10,506,845,145
Foreign currency held at value (cost $157,766)		158,031
Receivable for investments sold		95,307,830
Receivable for fund shares sold		4,195,312
Dividends receivable		8,007,220
Interest receivable		43,598
Other receivables		956,304
Total assets		10,615,513,440
Liabilities
Payable to custodian bank	$ 46,936
Payable for investments purchased	141,047,488
Payable for fund shares redeemed	16,519,086
Accrued management fee	5,245,265
Distribution fees payable	162,140
Other payables and accrued expenses	400,011
Collateral on securities loaned, at value	119,264,882
Total liabilities		282,685,808
Net Assets		$ 10,332,827,632
Net Assets consist of:
Paid in capital		$ 13,307,463,937
Undistributed net investment income		1,561,051
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,792,829,327)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(183,368,029)
Net Assets		$ 10,332,827,632
Initial Class: Net Asset Value, offering price and redemption price per share ($8,789,519,602 ÷ 324,545,627 shares)		$ 27.08
Service Class: Net Asset Value, offering price and redemption price per share ($1,323,866,965 ÷ 49,052,884 shares)		$ 26.99
Service Class 2: Net Asset Value, offering price and redemption price per share ($219,354,581 ÷ 8,168,279 shares)		$ 26.85
Service Class 2R: Net Asset Value, offering price and redemption price per share ($86,484 ÷ 3,221 shares)		$ 26.85

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 41,401,167
Interest		470,065
Security lending		553,750
Total income		42,424,982
Expenses
Management fee	$ 35,830,483
Transfer agent fees	4,102,192
Distribution fees	1,052,014
Accounting and security lending fees	501,973
Non-interested trustees' compensation	37,513
Custodian fees and expenses	117,397
Registration fees	5,778
Audit	38,323
Legal	60,446
Interest	65,740
Miscellaneous	245,588
Total expenses before reductions	42,057,447
Expense reductions	(2,995,610)	39,061,837
Net investment income (loss)		3,363,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(621,641,228)
Foreign currency transactions	160,005
Total net realized gain (loss)		(621,481,223)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,897,711,900)
Assets and liabilities in foreign currencies	(6,161)
Total change in net unrealized appreciation (depreciation)		(1,897,718,061)
Net gain (loss)		(2,519,199,284)
Net increase (decrease) in net assets resulting from operations		$ (2,515,836,139)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,363,145	$ 25,955,845
Net realized gain (loss)	(621,481,223)	(2,008,980,783)
Change in net unrealized appreciation (depreciation)	(1,897,718,061)	(1,103,298,763)
Net increase (decrease) in net assets resulting from operations	(2,515,836,139)	(3,086,323,701)
Distributions to shareholders from net investment income	(25,839,894)	(10,651,148)
Distributions to shareholders from net realized gain	-	(1,124,534,087)
Total distributions	(25,839,894)	(1,135,185,235)
Share transactions - net increase (decrease)	(431,389,021)	105,985,623
Total increase (decrease) in net assets	(2,973,065,054)	(4,115,523,313)
Net Assets
Beginning of period	13,305,892,686	17,421,415,999
End of period (including undistributed net investment income of $1,561,051 and undistributed net investment income of $24,523,436, respectively)	$ 10,332,827,632	$ 13,305,892,686
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2	Service Class 2R A
Sold	14,326,418	4,566,332	3,843,134	3,221
Reinvested	745,326	62,377	7,951	-
Redeemed	(31,450,879)	(5,032,053)	(1,426,025)	-
Net increase (decrease)	(16,379,135)	(403,344)	2,425,060	3,221
Dollar s
Sold	$ 458,501,180	$ 145,619,022	$ 120,625,461	$ 100,000
Reinvested	23,619,367	1,970,483	250,044	-
Redeemed	(981,230,058)	(155,660,915)	(45,183,605)	-
Net increase (decrease)	$ (499,109,511)	$ (8,071,410)	$ 75,691,900	$ 100,000

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2	Service Class 2R A
Sold	39,041,869	13,312,909	5,569,506	-
Reinvested	24,560,455	3,016,784	119,736	-
Redeemed	(78,112,878)	(9,325,901)	(1,260,574)	-
Net increase (decrease)	(14,510,554)	7,003,792	4,428,668	-
Dollars
Sold	$ 1,384,695,642	$ 479,702,662	$ 192,198,699	-
Reinvested	1,006,978,664	123,326,141	4,880,430	-
Redeemed	(2,719,903,391)	(324,004,271)	(41,888,953)	-
Net increase (decrease)	$ (328,229,085)	$ 279,024,532	$ 155,190,176	-

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 23,619,367	$ 1,970,483	$ 250,044	$ -
From net realized gain	-	-	-	-
Total	$ 23,619,367	$ 1,970,483	$ 250,044	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 10,599,775	$ -	$ 51,373	$ -
From net realized gain	996,378,889	123,326,141	4,829,057	-
Total	$ 1,006,978,664	$ 123,326,141	$ 4,880,430	$ -

A Commencement of sale of shares April 24, 2002.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14
Income from Investment Operations
Net investment income (loss) E	.01	.07	.03	.07	.08	.20
Net realized and unrealized gain (loss)	(6.47)	(7.27)	(5.27)	15.10	12.85	6.91
Total from investment operations	(6.46)	(7.20)	(5.24)	15.17	12.93	7.11
Distributions from net investment income	(.07)	(.03)	(.06)	(.08)	(.19)	(.21)
Distributions from net realized gain	-	(2.82)	(5.97)	(5.03)	(4.97)	(.94)
Total distributions	(.07)	(2.85)	(6.03)	(5.11)	(5.16)	(1.15)
Net asset value, end of period	$ 27.08	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10
Total Return B, C, D	(19.25)%	(17.67)%	(10.96)%	37.44%	39.49%	23.48%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.68%	.65%	.66%	.68%	.69%
Expenses net of voluntary waivers, if any	.67% A	.68%	.65%	.66%	.68%	.69%
Expenses net of all reductions	.62% A	.65%	.64%	.65%	.66%	.67%
Net investment income (loss)	.07% A	.19%	.07%	.14%	.21%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,789,520	$ 11,458,659	$ 15,517,271	$ 17,142,411	$ 11,243,824	$ 7,727,132
Portfolio turnover rate	97% A	105%	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09	$ 36.92
Income from Investment Operations
Net investment income (loss) E	-	.03	(.02)	.02	.06	.03
Net realized and unrealized gain (loss)	(6.45)	(7.24)	(5.25)	15.07	12.83	.14
Total from investment operations	(6.45)	(7.21)	(5.27)	15.09	12.89	.17
Distributions from net investment income	(.04)	-	(.05)	(.08)	(.19)	-
Distributions from net realized gain	-	(2.82)	(5.97)	(5.03)	(4.97)	-
Total distributions	(.04)	(2.82)	(6.02)	(5.11)	(5.16)	-
Net asset value, end of period	$ 26.99	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Total Return B, C, D	(19.28)%	(17.74)%	(11.05)%	37.29%	39.38%	.46%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A	.78%	.76%	.77%	.80%	.79% A
Expenses net of voluntary waivers, if any	.78% A	.78%	.76%	.77%	.80%	.79% A
Expenses net of all reductions	.73% A	.75%	.74%	.75%	.75%	.77% A
Net investment income (loss)	(.03)% A	.09%	(.04)%	.04%	.15%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,323,867	$ 1,655,758	$ 1,847,051	$ 916,330	$ 136,142	$ 2,015
Portfolio turnover rate	97% A	105%	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 33.34	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	(.09)
Net realized and unrealized gain (loss)	(6.42)	(7.22)	(3.86)
Total from investment operations	(6.45)	(7.24)	(3.95)
Distributions from net investment income	(.04)	(.03)	(.05)
Distributions from net realized gain	-	(2.82)	(5.97)
Total distributions	(.04)	(2.85)	(6.02)
Net asset value, end of period	$ 26.85	$ 33.34	$ 43.43
Total Return B, C, D	(19.36)%	(17.87)%	(8.88)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.93%	.91% A
Expenses net of voluntary waivers, if any	.94% A	.93%	.91% A
Expenses net of all reductions	.89% A	.90%	.90% A
Net investment income (loss)	(.19)% A	(.06)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,355	$ 191,475	$ 57,095
Portfolio turnover rate	97% A	105%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 31.05
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	(4.19)
Total from investment operations	(4.20)
Net asset value, end of period	$ 26.85
Total Return B, C, D	(13.53)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A
Expenses net of voluntary waivers, if any	.94% A
Expenses net of all reductions	.89% A
Net investment income (loss)	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86
Portfolio turnover rate	97% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: High Income Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: High Income - Service Class	-9.12%	-5.95%	3.20%
ML High Yield Master II	-4.36%	1.14%	6.28%
Variable Annuity High Current Yield Funds Average	-3.78%	-0.10%	5.32%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity high current yield funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 79 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: High Income Portfolio - Service Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $13,708 - a 37.08% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,384 - an 83.84% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Mark Notkin, Portfolio Manager of Fidelity VIP High Income Portfolio

Q. How did the fund perform, Mark?

A. For the six-month period that ended June 30, 2002, the fund surpassed the performance of its benchmark, the Merrill Lynch High Yield Master II Index, which returned -5.37%. However, the fund fell short of the -3.54% return of its peers, as measured by the Lipper Inc. variable annuity high current yield funds average. For the 12-month period that ended June 30, 2002, the fund underperformed both the Merrill Lynch index, which lost 4.36%, and the Lipper average, which declined 3.78%.

Q. Why did the fund's six-month performance beat the Merrill Lynch index but lag the Lipper peer group?

A. Most of the fund's outperformance relative to its benchmark came from owning less of certain poor-performing telecommunications securities, such as WorldCom and Qwest Communications. Both of these companies were hit hard by revelations of improper accounting practices. My decision to underweight these particular investments, along with strong security selection in the cable television sector, helped us beat the Merrill Lynch index. Despite picking good telecommunications and cable credits, however, the fund remained somewhat overweighted in those sectors - a decision that hurt performance relative to the fund's Lipper peer group.

Q. What was your overall management strategy, given the challenging environment for high-yield investing?

A. Managing the fund's risk was my primary goal, and I was fairly comfortable with the way the portfolio was positioned. Throughout the period, I kept sector weightings within a reasonable margin of the Merrill Lynch index, as I believed that future outperformance would be driven by superior security selection. Another way I sought to reduce risk was to continue to increase the fund's overall credit quality.

Q. What were some of the securities that most helped fund results?

A. Investments in the publishing and printing sector were helpful. A position in American Color Graphics, one of the largest commercial offset printers in the U.S., especially helped. Nervous high-yield investors have recently been seeking solid, stable issuers. With a strong balance sheet and solid business fundamentals, American Color Graphics fit the bill and performed well. So did fund holdings in a couple of mining companies, Phelps Dodge and Freeport-McMoRan, which were favored because of their hard assets and good balance sheets. Finally, an investment in DaVita helped the fund's total return. DaVita, a security we sold before the end of the period and one of the largest U.S. providers of dialysis services to kidney patients, continued to generate healthy financial results.

Q. Did any of your investments disappoint?

A. Yes, unfortunately. Concerns about fraudulent accounting were rampant during the period, and the fund was hurt by some of the affected companies - though, as I mentioned, less than the benchmark was. Late in June, WorldCom announced that it improperly recorded $3.8 billion of expenses. Investors responded by immediately unloading its bonds. Adelphia Communications, a large cable television operator and fund holding, also allegedly committed multiple instances of accounting fraud, leading to the company's eventual bankruptcy. Adelphia was not in the portfolio as of the end of the period. Adelphia's problems spread to other cable providers, even those whose accounting was not suspect. One example was fund holding Cablevision, which provides cable services in the New York City area. In addition to "guilt by association," investors were wary of the company's relatively high debt load. There were other disappointments in the fund not related to accounting problems. For example, Nextel, a wireless communications service provider, was a victim of investors' recent negative attitude toward the wireless industry - even though, in my opinion, the company continued to execute its business strategy quite well. Similarly, Broadwing, a voice and data communications provider, was hurt by the ongoing malaise in the telecom industry.

Q. What's your outlook, Mark?

A. I think the next six months are likely to be challenging for high-yield investing, with fears about corporate accounting continuing to take center stage. My focus will remain on high-yield securities with good liquidity, issued by companies with tangible assets and strong balance sheets. I'll likely shy away from companies that need a lot of external funding to continue operating. As important as it is to choose high-yield investments that may go up, I think it's just as important to avoid investments with a higher-than-average risk of going way, way down.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: high current income, while also considering growth of capital, by normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities

Start date: September 19, 1985

Size: as of June 30, 2002, more than $1.2 billion

Manager: Mark Notkin, since 2001; joined Fidelity in 1994

3

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investment Summary

Top Five Holdings as of June 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets
Nextel Communications, Inc.	2.7
EchoStar DBS Corp.	1.8
Allied Waste North America, Inc.	1.8
CSC Holdings, Inc.	1.7
American Color Graphics, Inc.	1.7
9.7
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Telecommunications	11.2
Cable TV	8.8
Healthcare	8.3
Gaming	6.4
Energy	6.3
Quality Diversification as of June 30, 2002
% of fund's investments
Aaa, Aa, A	0.8
Baa	7.1
Ba	27.2
B	48.1
Caa, Ca, C	9.1
D	0.0
Not Rated	2.3

Table excludes short-term investments. Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.7%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 3.8%
Cable TV - 0.5%
EchoStar Communications Corp. 4.875% 1/1/07 (g)	Caa1	$ 7,975,000	$ 6,085,922
Healthcare - 0.8%
Total Renal Care Holdings:
7% 5/15/09 (g)	B2	1,370,000	1,341,744
7% 5/15/09	B2	9,120,000	8,931,900
			10,273,644
Technology - 1.5%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	26,120,000	11,064,432
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	6,550,000	3,733,500
0% 11/20/20	Ba3	8,380,000	3,917,650
			18,715,582
Telecommunications - 1.0%
Nextel Communications, Inc.:
5.25% 1/15/10	B3	20,570,000	8,717,566
6% 6/1/11 (g)	B3	5,463,000	2,451,794
6% 6/1/11	B3	4,759,000	2,135,839
			13,305,199
TOTAL CONVERTIBLE BONDS			48,380,347
Nonconvertible Bonds - 87.9%
Aerospace - 1.4%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	10,955,000	11,393,200
L-3 Communications Corp. 7.625% 6/15/12 (g)	Ba3	5,050,000	5,050,000
Transdigm, Inc. 10.375% 12/1/08 (g)	B3	1,270,000	1,301,750
			17,744,950
Air Transportation - 1.6%
American Airlines pass thru trust certificate 7.8% 4/1/08	A	6,050,000	6,065,125
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3	2,435,827	2,272,945
6.9% 1/2/17	Baa3	895,387	831,756
Delta Air Lines, Inc.:
pass thru trust certificate 10.06% 1/2/16	Ba1	1,260,000	1,184,400
8.3% 12/15/29	Ba3	6,105,000	4,395,600
8.54% 1/2/07	Ba1	817,295	768,257
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	1,526,426	1,480,053
7.575% 3/1/19	A3	1,227,367	1,253,878

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
7.691% 4/1/17	Baa2	$ 240,000	$ 235,320
8.304% 9/1/10	Ba2	1,544,844	1,459,878
			19,947,212
Automotive - 3.1%
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3	5,510,000	5,890,190
Dana Corp. 10.125% 3/15/10 (g)	Ba3	5,760,000	5,904,000
Dura Operating Corp. 8.625% 4/15/12 (g)	B1	4,340,000	4,340,000
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (g)	B3	2,240,000	2,284,800
Lear Corp.:
7.96% 5/15/05	Ba1	920,000	943,000
8.11% 5/15/09	Ba1	4,000,000	4,120,000
Stoneridge, Inc. 11.5% 5/1/12 (g)	B2	1,360,000	1,383,800
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	13,810,000	14,362,400
			39,228,190
Broadcasting - 2.8%
Chancellor Media Corp.:
8% 11/1/08	Ba1	4,220,000	4,177,800
8.125% 12/15/07	Ba2	1,430,000	1,415,700
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	2,640,000	2,620,200
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	6,780,000	6,881,700
Radio One, Inc. 8.875% 7/1/11	B3	20,970,000	20,970,000
			36,065,400
Building Materials - 0.1%
American Standard, Inc. 7.375% 2/1/08	Ba2	1,180,000	1,203,600
Cable TV - 8.3%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	7,220,000	4,837,400
9.625% 11/15/09	B2	660,000	445,500
10% 4/1/09	B2	2,390,000	1,649,100
10% 5/15/11	B2	12,230,000	8,194,100
10.75% 10/1/09	B2	2,440,000	1,683,600
11.125% 1/15/11	B2	5,670,000	3,969,000
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	24,260,000	19,408,000
7.625% 7/15/18	Ba2	1,837,000	1,451,230
7.875% 2/15/18	Ba2	680,000	523,600
Diamond Cable Communications PLC yankee 13.25% 9/30/04 (d)	Ca	6,435,000	1,608,750
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
Echostar Broadband Corp. 10.375% 10/1/07	B1	$ 11,775,000	$ 11,304,000
EchoStar DBS Corp.:
9.125% 1/15/09 (g)	B1	6,400,000	5,856,000
9.375% 2/1/09	B1	18,065,000	16,800,450
International Cabletel, Inc. 11.5% 2/1/06 (d)	Ca	25,540,000	7,662,000
NTL Communications Corp.:
0% 10/1/08 (d)(e)	Ca	935,000	243,100
11.5% 10/1/08 (d)	Ca	4,490,000	1,347,000
NTL, Inc. 0% 4/1/08 (d)(e)	Ca	1,185,000	319,950
PanAmSat Corp.:
6.125% 1/15/05	Ba2	2,340,000	2,129,400
6.375% 1/15/08	Ba2	3,540,000	3,292,200
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (e)	Caa1	16,665,000	4,166,250
12.375% 8/1/06	B3	1,410,000	740,250
Telewest Communications PLC:
9.875% 2/1/10	Caa3	320,000	128,000
11.25% 11/1/08	Caa3	2,920,000	1,168,000
Telewest PLC yankee:
9.625% 10/1/06	Caa3	7,325,000	2,930,000
11% 10/1/07	Caa3	9,620,000	3,896,100
			105,752,980
Capital Goods - 1.1%
AGCO Corp. 9.5% 5/1/08	Ba3	1,020,000	1,081,200
Kansas City Southern Railway Co.:
7.5% 6/15/09 (g)	Ba2	7,225,000	7,225,000
9.5% 10/1/08	Ba2	590,000	637,200
Tyco International Group SA yankee 6.375% 10/15/11	Ba2	7,180,000	5,496,362
			14,439,762
Chemicals - 2.2%
Compass Minerals Group, Inc. 10% 8/15/11	B3	4,800,000	5,040,000
Huntsman International LLC 9.875% 3/1/09 (g)	B3	3,830,000	3,849,150
JohnsonDiversey, Inc. 9.625% 5/15/12 (g)	B2	4,845,000	5,063,025
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	2,480,000	2,306,400
9.625% 5/1/07	Ba3	2,830,000	2,688,500
9.875% 5/1/07	Ba3	1,775,000	1,695,125
OM Group, Inc. 9.25% 12/15/11	B3	7,745,000	7,977,350
			28,619,550

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Consumer Products - 1.5%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	$ 1,110,000	$ 1,137,750
9.4% 12/1/02 (f)	Ba2	330,000	333,300
10% 11/1/08	Ba3	1,880,000	2,171,400
Quaker State Corp. 6.625% 10/15/05	Ba2	2,590,000	2,661,225
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	1,650,000	1,155,000
9% 11/1/06	Caa3	2,430,000	1,701,000
12% 12/1/05	Caa1	6,830,000	6,761,700
Sealy Mattress Co. 9.875% 12/15/07	B3	3,325,000	3,358,250
			19,279,625
Containers - 2.4%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	8,335,000	8,376,675
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	7,300,000	6,971,500
7.35% 5/15/08	B3	440,000	396,000
7.5% 5/15/10	B3	640,000	580,800
7.8% 5/15/18	B3	480,000	412,800
7.85% 5/15/04	B3	2,510,000	2,453,525
8.1% 5/15/07	B3	6,000,000	5,610,000
Sealed Air Corp.:
6.95% 5/15/09 (g)	Baa3	4,960,000	4,414,400
8.75% 7/1/08 (g)	Baa3	1,700,000	1,759,500
			30,975,200
Diversified Financial Services - 0.5%
Delta Air Lines, Inc. pass thru trust certificate 7.92% 5/18/12	Baa1	2,865,000	2,967,913
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 9.125% 1/15/11 (g)	B1	1,760,000	1,689,600
Northwest Airlines pass thru trust certificate 7.248% 7/2/14	Ba2	2,152,479	1,826,594
			6,484,107
Diversified Media - 2.7%
Corus Entertainment, Inc. 8.75% 3/1/12	B1	11,725,000	11,900,875
Entravision Communications Corp. 8.125% 3/15/09 (g)	B3	7,890,000	7,929,450
Lamar Media Corp. 8.625% 9/15/07	Ba3	320,000	328,000
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Diversified Media - continued
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	$ 5,015,000	$ 5,015,000
Penton Media, Inc. 11.875% 10/1/07 (g)	B3	10,160,000	8,737,600
			33,910,925
Electric Utilities - 3.8%
AES Corp.:
8.75% 6/15/08	Ba3	970,000	601,400
8.875% 2/15/11	Ba3	2,510,000	1,531,100
9.375% 9/15/10	Ba3	11,525,000	7,145,500
9.5% 6/1/09	Ba3	370,000	240,500
CMS Energy Corp. 9.875% 10/15/07	B3	9,700,000	7,275,000
Edison International 6.875% 9/15/04	B3	2,455,000	2,234,050
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	3,625,000	3,552,500
6.25% 3/1/04	B3	2,875,000	2,760,000
8.375% 5/1/25	B3	1,390,000	1,396,950
9.625% 11/1/05 (g)	Caa2	3,010,000	3,010,000
Sierra Pacific Power Co. 8% 6/1/08	Ba2	1,890,000	1,795,500
Southern California Edison Co. 7.625% 1/15/10	Ba3	4,530,000	4,122,300
Western Resources, Inc.:
7.875% 5/1/07 (g)	Ba1	6,330,000	6,282,525
9.75% 5/1/07 (g)	Ba2	7,140,000	6,854,400
			48,801,725
Energy - 6.3%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	4,620,000	4,620,000
Canadian Forest Oil Ltd. 8.75% 9/15/07	B1	4,420,000	4,464,200
Chesapeake Energy Corp.:
8.125% 4/1/11	B1	14,110,000	13,933,625
8.375% 11/1/08	B1	4,240,000	4,208,200
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	755,000	596,450
DI Industries, Inc. 8.875% 7/1/07	B1	2,095,000	2,136,900
Encore Acquisition Co. 8.375% 6/15/12 (g)	B2	1,825,000	1,825,000
Forest Oil Corp. 8% 12/15/11	Ba3	3,450,000	3,450,000
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	3,220,000	3,356,850
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	1,700,000	1,738,250
Luscar Coal Ltd. 9.75% 10/15/11	Ba3	3,770,000	4,033,900

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (g)	B2	$ 2,060,000	$ 2,132,100
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	485,000	363,750
Plains Exploration & Production Co. LP 8.75% 7/1/12 (g)	-	5,050,000	4,967,988
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2	5,000,000	5,162,500
Series D, 10.25% 3/15/06	B2	6,615,000	6,829,988
Series F, 10.25% 3/15/06	B2	1,770,000	1,814,250
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	1,070,000	995,100
8.625% 2/15/08	Baa3	3,335,000	3,168,250
SESI LLC 8.875% 5/15/11	B1	390,000	393,900
Trico Marine Services, Inc. 8.875% 5/15/12 (g)	B2	2,410,000	2,391,925
Vintage Petroleum, Inc. 8.25% 5/1/12 (g)	Ba3	8,145,000	8,022,825
			80,605,951
Entertainment/Film - 1.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	4,915,000	4,865,850
9.5% 2/1/11	Caa3	3,685,000	3,648,150
Cinemark USA, Inc. 8.5% 8/1/08	Caa2	8,515,000	8,046,675
Regal Cinemas Corp. 9.375% 2/1/12 (g)	B3	7,620,000	7,924,800
			24,485,475
Environmental - 1.8%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	8,310,000	7,977,600
7.875% 1/1/09	Ba3	2,553,000	2,457,263
8.5% 12/1/08	Ba3	9,090,000	8,908,200
8.875% 4/1/08	Ba3	3,080,000	3,049,200
			22,392,263
Food and Drug Retail - 0.5%
Pathmark Stores, Inc. 8.75% 2/1/12	B2	2,030,000	2,070,600
Rite Aid Corp.:
6.125% 12/15/08 (g)	Caa3	3,500,000	2,065,000
6.875% 8/15/13	Caa3	2,500,000	1,525,000
7.7% 2/15/27	Caa3	350,000	206,500
			5,867,100
Food/Beverage/Tobacco - 1.7%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	3,550,000	3,692,000
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	1,360,000	1,407,600
Corn Products International, Inc. 8.25% 7/15/07 (h)	Ba1	6,660,000	6,592,867
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Dean Foods Co.:
6.625% 5/15/09	B1	$ 220,000	$ 209,000
6.9% 10/15/17	B1	2,010,000	1,728,600
8.15% 8/1/07	B1	4,075,000	4,176,875
Del Monte Corp. 9.25% 5/15/11	B3	3,315,000	3,447,600
Michael Foods, Inc. 11.75% 4/1/11	B2	330,000	363,000
			21,617,542
Gaming - 6.4%
Argosy Gaming Co. 9% 9/1/11	B2	5,290,000	5,422,250
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	4,873,000	5,116,650
Harrah's Operating Co., Inc. 7.5% 1/15/09	Baa3	3,000,000	3,097,500
Horseshoe Gaming LLC 8.625% 5/15/09	B2	14,079,000	14,149,395
International Game Technology 8.375% 5/15/09	Ba1	3,550,000	3,727,500
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	2,030,000	2,146,725
Mirage Resorts, Inc.:
6.625% 2/1/05	Ba1	930,000	922,662
7.25% 10/15/06	Ba1	230,000	228,624
Penn National Gaming, Inc. 8.875% 3/15/10	B3	9,945,000	9,845,550
Station Casinos, Inc. 8.375% 2/15/08	B1	19,545,000	19,984,763
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	6,655,000	6,771,463
8.875% 8/15/11 (g)	B2	4,240,000	4,314,200
yankee 8.625% 12/15/07	B2	2,970,000	3,036,825
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	3,110,000	3,203,300
			81,967,407
Healthcare - 7.3%
aaiPharma, Inc. 11% 4/1/10 (g)	Caa1	6,310,000	5,868,300
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	4,100,000	4,038,500
11.625% 12/1/06	B2	3,505,000	3,908,075
Alderwoods Group, Inc. 11% 1/2/07	-	10,881,000	10,935,405
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	1,620,000	1,668,600
Biovail Corp. 7.875% 4/1/10	B2	12,095,000	11,671,675

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	$ 3,660,000	$ 3,733,200
HealthSouth Corp.:
7.625% 6/1/12 (g)	Ba1	1,380,000	1,352,400
8.375% 10/1/11	Ba1	5,520,000	5,768,400
8.5% 2/1/08	Ba1	2,220,000	2,275,500
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (d)	-	11,630,000	1,163
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (g)	Ba3	5,500,000	5,390,000
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (g)	B3	5,330,000	5,383,300
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	7,900,000	8,137,000
Service Corp. International (SCI):
6% 12/15/05	B1	5,000,000	4,500,000
7.2% 6/1/06	B1	1,000,000	940,000
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	3,250,000	3,607,500
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (g)	B2	820,000	820,000
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	460,000	506,000
Triad Hospitals, Inc. 8.75% 5/1/09	B1	8,940,000	9,387,000
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	3,455,000	3,593,200
			93,485,218
Homebuilding/Real Estate - 3.2%
Beazer Homes USA, Inc. 8.625% 5/15/11	Ba2	4,915,000	4,988,725
Champion Enterprises, Inc. 11.25% 4/15/07 (g)	B2	1,695,000	1,423,800
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (g)	Ba3	6,245,000	6,307,450
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1	1,470,000	1,422,225
8% 2/1/09	Ba1	3,630,000	3,575,550
Del Webb Corp. 9.375% 5/1/09	Ba1	2,000,000	2,100,000
Lennar Corp. 9.95% 5/1/10	Ba1	3,040,000	3,389,600
LNR Property Corp. 10.5% 1/15/09	Ba3	3,340,000	3,440,200
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09 (g)	B1	820,000	828,200
Pulte Homes, Inc. 7.875% 8/1/11	Baa3	2,000,000	2,099,400
Ryland Group, Inc. 9.125% 6/15/11	Ba3	5,000,000	5,300,000
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Standard Pacific Corp. 9.25% 4/15/12	Ba3	$ 2,295,000	$ 2,295,000
WCI Communities, Inc. 10.625% 2/15/11	B1	3,150,000	3,307,500
			40,477,650
Hotels - 0.7%
Host Marriott LP 8.375% 2/15/06	Ba3	3,490,000	3,455,100
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	5,000,000	5,100,000
			8,555,100
Leisure - 2.2%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	11,000,000	11,330,000
Premier Parks, Inc. 0% 4/1/08 (e)	B2	1,000,000	966,250
Six Flags, Inc.:
8.875% 2/1/10	B2	7,000,000	7,000,000
9.5% 2/1/09	B2	3,500,000	3,570,000
The Hockey Co. 11.25% 4/15/09 (g)	B2	5,320,000	5,320,000
			28,186,250
Metals/Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	7,675,000	7,387,188
7.5% 11/15/06	B3	1,880,000	1,701,400
Joy Global, Inc. 8.75% 3/15/12	B2	1,585,000	1,616,700
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	7,540,000	7,728,500
			18,433,788
Paper - 2.5%
Fort James Corp. 6.875% 9/15/07	Ba1	940,000	888,300
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	360,000	351,000
8.125% 5/15/11	Ba1	1,170,000	1,123,200
Mail-Well I Corp. 9.625% 3/15/12 (g)	B1	4,460,000	4,504,600
Packaging Corp. of America 9.625% 4/1/09	Ba2	9,000,000	9,675,000
Riverwood International Corp. 10.625% 8/1/07	B3	6,270,000	6,520,800
Stone Container Corp.:
8.375% 7/1/12 (g)	B2	3,350,000	3,375,125
9.75% 2/1/11	B2	4,525,000	4,841,750
World Color Press, Inc. 8.375% 11/15/08	Baa2	350,000	360,500
			31,640,275

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Publishing/Printing - 3.6%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	$ 21,340,000	$ 21,286,645
American Media Operations, Inc. 10.25% 5/1/09	B2	5,170,000	5,428,500
CanWest Media, Inc. 10.625% 5/15/11	B2	3,180,000	3,180,000
World Color Press, Inc. 7.75% 2/15/09	Baa2	4,855,000	4,855,000
Yell Finance BV:
0% 8/1/11 (e)	B2	2,160,000	1,474,200
10.75% 8/1/11	B2	8,500,000	9,222,500
			45,446,845
Railroad - 1.1%
TFM SA de CV:
10.25% 6/15/07	B1	4,670,000	4,354,775
11.75% 6/15/09	B1	10,180,000	9,594,650
			13,949,425
Restaurants - 1.7%
Domino's, Inc. 10.375% 1/15/09	B2	5,130,000	5,514,750
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	15,730,000	16,713,125
			22,227,875
Services - 0.7%
Iron Mountain, Inc.:
8.25% 7/1/11	B2	520,000	520,000
8.625% 4/1/13	B2	1,560,000	1,587,300
8.75% 9/30/09	B2	4,630,000	4,711,025
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	755,000	760,663
Pierce Leahy Corp. 9.125% 7/15/07	B2	1,800,000	1,863,000
			9,441,988
Shipping - 0.4%
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	2,310,000	1,940,400
10.25% 11/15/06	B2	4,980,000	3,585,600
			5,526,000
Steels - 0.9%
AK Steel Corp.:
7.75% 6/15/12 (g)	B1	6,410,000	6,377,950
7.875% 2/15/09	B1	2,180,000	2,169,100
9.125% 12/15/06	B1	2,620,000	2,744,450
			11,291,500
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Technology - 2.7%
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	$ 960,000	$ 1,012,800
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	1,830,000	1,894,050
10.5% 2/1/09	B2	1,840,000	1,941,200
Fisher Scientific International, Inc. 8.125% 5/1/12 (g)	B3	2,310,000	2,292,675
Flextronics International Ltd. 9.875% 7/1/10	Ba2	6,730,000	6,965,550
Micron Technology, Inc. 6.5% 9/30/05 (j)	Ba2	10,000,000	8,900,000
Seagate Technology HDD Holdings 8% 5/15/09 (g)	Ba2	3,850,000	3,830,750
Solectron Corp. 9.625% 2/15/09	Ba3	3,000,000	2,730,000
Xerox Corp. 9.75% 1/15/09 (g)	B1	5,545,000	4,546,900
			34,113,925
Telecommunications - 9.4%
AXXENT, Inc. 15% 12/30/04 (d)(j)	-	17,227,552	516,827
Crown Castle International Corp.:
9.375% 8/1/11	B3	8,600,000	5,418,000
9.5% 8/1/11	B3	700,000	437,500
10.75% 8/1/11	B3	2,835,000	1,828,575
Dobson Communications Corp. 10.875% 7/1/10	B3	1,220,000	793,000
Millicom International Cellular SA 13.5% 6/1/06	Caa1	9,650,000	3,377,500
Nextel Communications, Inc.:
9.375% 11/15/09	B3	18,070,000	9,035,000
9.5% 2/1/11	B3	10,400,000	5,044,000
12% 11/1/08	B3	2,495,000	1,497,000
Orange PLC yankee 9% 6/1/09	Baa3	7,700,000	6,699,000
Orbital Imaging Corp.:
Series B 11.625% 3/1/05 (d)	-	7,110,000	1,350,900
Series D 11.625% 3/1/05 (d)	-	3,680,000	699,200
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	670,000	659,950
PTC International Finance BV 0% 7/1/07 (e)	B1	3,940,000	3,979,400

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
PTC International Finance II SA 11.25% 12/1/09	B1	$ 11,000,000	$ 11,110,000
Qwest Corp. 8.875% 3/15/12 (g)	Baa3	15,390,000	13,697,100
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	3,335,000	2,234,450
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	5,790,000	3,879,300
Satelites Mexicanos SA de CV 3.36% 6/30/04 (g)(i)	B1	12,567,000	11,310,300
SpectraSite Holdings, Inc.:
0% 4/15/09 (e)	Caa3	11,240,000	2,922,400
0% 3/15/10 (e)	Caa3	1,410,000	366,600
10.75% 3/15/10	Caa3	9,960,000	4,382,400
12.5% 11/15/10	Caa3	2,435,000	1,095,750
TeleCorp PCS, Inc. 0% 4/15/09 (e)	Baa2	2,723,000	2,178,400
Tritel PCS, Inc. 0% 5/15/09 (e)	Baa2	4,815,000	3,852,000
U.S. West Communications 7.2% 11/1/04	Baa3	6,870,000	6,114,300
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa2	2,637,000	1,925,010
10.375% 11/15/09	Baa2	7,558,000	7,104,520
WorldCom, Inc.:
6.4% 8/15/05 (d)	Ca	5,455,000	900,075
6.5% 5/15/04 (d)	Ca	940,000	155,100
7.375% 1/15/06 (d)(g)	CCC-	755,000	124,575
7.5% 5/15/11 (d)	Ca	21,785,000	3,594,525
8% 5/16/06 (d)	Ca	4,925,000	812,625
8.25% 5/15/31 (d)	Ca	10,915,000	1,800,975
			120,896,257
TOTAL NONCONVERTIBLE BONDS			1,123,061,060
TOTAL CORPORATE BONDS (Cost $1,293,274,118)			1,171,441,407
Commercial Mortgage Securities - 1.4%

Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 11/17/13 (g)	Ba1	4,750,000	3,566,953
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9628% 4/25/21 (i)	Caa1	1,526,100	1,358,229
Meritor Mortgage Security Corp. Series 1987-1 Class B, 9.4% 2/1/10 (g)	-	1,350,000	98,685
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.5222% 11/18/31 (g)(i)	Ba1	4,500,000	3,956,133
Commercial Mortgage Securities - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30 (g)	BB	$ 4,500,000	$ 3,739,219
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (g)	BB+	2,553,000	1,926,318
Structured Asset Securities Corp.:
Series 1994-C1 Class F, 6.87% 8/25/26	A	1,707,728	1,710,930
Series 1995-C1 Class F, 7.375% 9/25/24 (g)	-	2,000,000	1,992,500
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,754,283)			18,348,967
Common Stocks - 0.1%
	Shares
Automotive - 0.0%
Insilco Corp. warrants 8/15/07 (a)	7,380	74
Capital Goods - 0.0%
Tokheim Corp. (a)	135,835	40,751
Diversified Financial Services - 0.0%
Delta Financial Corp. warrants 12/21/10 (a)	14,310	143
Delta Funding Residual Exchange Co. LLC Class A (membership interest) (a)	1,350	243,000
Delta Funding Residual Management, Inc. (a)	1,350	14
ECM Corp. LP (a)(g)	3,000	258,000
		501,157
Healthcare - 0.0%
Wright Medical Technology, Inc. warrants 6/30/03 (a)	3,212	32
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group, Inc.:
Class A (j)	79,800	1
Class B (j)	19,817	0
		1
Hotels - 0.0%
MOA Hospitality, Inc.	3,000	12,000
Technology - 0.0%
Ampex Corp. Class A (a)	9,600	18,720
Telecommunications - 0.0%
AXXENT, Inc. Class B (a)	448,319	11,827
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B	48,889	941,113
TOTAL COMMON STOCKS (Cost $13,328,107)		1,525,675
Nonconvertible Preferred Stocks - 2.2%
	Shares	Value (Note 1)
Diversified Financial Services - 0.7%
American Annuity Group Capital Trust II $88.75	8,910	$ 8,500,140
Delta Financial Corp. Series A, $10.00	1,350	27,000
		8,527,140
Healthcare - 0.2%
Fresenius Medical Care Capital Trust II $78.75	2,625	2,432,966
Homebuilding/Real Estate - 0.5%
Swerdlow Real Estate Group, Inc.:
junior (j)	19,817	0
mezzanine (j)	79,800	1
senior (j)	79,800	6,299,276
		6,299,277
Technology - 0.0%
Ampex Corp. 8% non-cumulative	338	527,280
Telecommunications - 0.8%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	15,265	3,053,000
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	629	182,410
Series E, $111.25 pay-in-kind	28,695	6,599,850
XO Communications, Inc. $7.00 pay-in-kind	18	0
		9,835,260
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $57,325,548)		27,621,923
Floating Rate Loans - 0.4%
Ratings (unaudited) (b)		Principal Amount
Automotive - 0.4%
Accuride Corp. Tranche B term loan 5.6875% 1/23/06 (i) (Cost $4,183,097)	-	$ 4,617,037	4,340,015
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 1.89% (c) (Cost $36,168,070)	36,168,070	$ 36,168,070
Cash Equivalents - 0.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02 (Cost $3,044,000)	$ 3,044,445	$ 3,044,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,424,077,223)		1,262,490,057
NET OTHER ASSETS - 1.2%		14,779,892
NET ASSETS - 100%		$ 1,277,269,949
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $233,126,206 or 18.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AXXENT, Inc. 15% 12/30/04	12/31/97 - 12/31/00	$ 16,468,192
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 10/7/99	$ 7,794,500
Swerdlow Real Estate Group, Inc. Class A	1/15/99	$ 11,132
Swerdlow Real Estate Group, Inc. Class B	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. junior	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. mezzanine	1/15/99	$ 78,520
Swerdlow Real Estate Group, Inc. senior	1/15/99	$ 7,618,828
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $737,898,948 and $753,706,693, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,454 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,716,105 or 1.2% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,340,015 or 0.4% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $9,219,000. The weighted average interest rate was 1.88%. At period end there were no interfund loans outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.0%
Canada	4.1
Mexico	2.4
Luxembourg	1.6
United Kingdom	1.2
Netherlands	1.1
Marshall Islands	1.1
Bahamas (Nassau)	1.0
Others (individually less than 1%)	0.5
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,414,109,413. Net unrealized depreciation aggregated $151,619,356, of which $29,800,714 related to appreciated investment securities and $181,420,070 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $1,229,518,000 of which $78,331,000, $378,633,000 and $772,554,000 will expire on December 31, 2007, 2008 and 2009, respectively.

High Income Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,044,000) (cost $ 1,424,077,223) - See accompanying schedule		$ 1,262,490,057
Cash		468,350
Receivable for investments sold		18,711,199
Receivable for fund shares sold		194,252
Interest receivable		29,264,548
Total assets		1,311,128,406
Liabilities
Payable for investments purchased Regular delivery	$ 19,311,396
Delayed delivery	11,607,867
Payable for fund shares redeemed	2,154,802
Accrued management fee	617,071
Distribution fees payable	22,768
Other payables and accrued expenses	144,553
Total liabilities		33,858,457
Net Assets		$ 1,277,269,949
Net Assets consist of:
Paid in capital		$ 2,620,360,731
Undistributed net investment income		116,648,219
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,298,151,894)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(161,587,107)
Net Assets		$ 1,277,269,949
Initial Class: Net Asset Value, offering price and redemption price per share ($1,042,292,173 ÷ 190,275,938 shares)		$ 5.48
Service Class: Net Asset Value, offering price and redemption price per share ($213,331,886 ÷ 39,102,051 shares)		$ 5.46
Service Class 2: Net Asset Value, offering price and redemption price per share ($21,645,890 ÷ 3,991,130 shares)		$ 5.42

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 3,652,033
Interest		66,748,502
Total income		70,400,535
Expenses
Management fee	$ 4,155,374
Transfer agent fees	512,712
Distribution fees	143,425
Accounting fees and expenses	220,732
Non-interested trustees' compensation	2,512
Custodian fees and expenses	23,452
Registration fees	402
Audit	24,885
Legal	5,290
Interest	2,403
Miscellaneous	40,883
Total expenses before reductions	5,132,070
Expense reductions	(7,548)	5,124,522
Net investment income (loss)		65,276,013
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(71,451,183)
Foreign currency transactions	(76)
Total net realized gain (loss)		(71,451,259)
Change in net unrealized appreciation (depreciation) on: Investment securities	(53,977,359)
Assets and liabilities in foreign currencies	134
Total change in net unrealized appreciation (depreciation)		(53,977,225)
Net gain (loss)		(125,428,484)
Net increase (decrease) in net assets resulting from operations		$ (60,152,471)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,276,013	$ 195,916,081
Net realized gain (loss)	(71,451,259)	(848,680,562)
Change in net unrealized appreciation (depreciation)	(53,977,225)	459,973,759
Net increase (decrease) in net assets resulting from operations	(60,152,471)	(192,790,722)
Distributions to shareholders from net investment income	(146,986,706)	(225,311,206)
Share transactions - net increase (decrease)	32,611,967	170,357,427
Total increase (decrease) in net assets	(174,527,210)	(247,744,501)
Net Assets
Beginning of period	1,451,797,159	1,699,541,660
End of period (including undistributed net investment income of $116,648,219 and undistributed net investment income of $265,180,350, respectively)	$ 1,277,269,949	$ 1,451,797,159
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	69,980,857	12,354,217	2,111,839
Reinvested	21,420,774	4,185,869	334,654
Redeemed	(88,553,322)	(14,120,157)	(1,052,345)
Net increase (decrease)	2,848,309	2,419,929	1,394,148
Dollars
Sold	$ 413,488,480	$ 72,269,274	$ 12,283,826
Reinvested	121,455,787	23,650,162	1,880,757
Redeemed	(523,444,711)	(82,896,736)	(6,074,872)
Net increase (decrease)	$ 11,499,556	$ 13,022,700	$ 8,089,711

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	144,472,534	28,397,679	2,198,430
Reinvested	24,517,471	3,882,761	94,413
Redeemed	(160,943,304)	(23,505,039)	(278,883)
Net increase (decrease)	8,046,701	8,775,401	2,013,960
Dollars
Sold	$ 1,039,766,530	$ 203,316,935	$ 15,105,054
Reinvested	193,933,192	30,634,983	743,031
Redeemed	(1,145,326,697)	(165,986,997)	(1,828,604)
Net increase (decrease)	$ 88,373,025	$ 67,964,921	$ 14,019,481

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 121,455,786	$ 23,650,162	$ 1,880,758
From net realized gain	-	-	-
Total	$ 121,455,786	$ 23,650,162	$ 1,880,758

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 193,933,192	$ 30,634,983	$ 743,031
From net realized gain	-	-	-
Total	$ 193,933,192	$ 30,634,983	$ 743,031

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 6.410	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520
Income from Investment Operations
Net investment income (loss) E	.264	.849 G	1.123	1.095	1.111	1.124
Net realized and unrealized gain (loss)	(.524)	(1.619) G	(3.513)	(.195)	(1.591)	.936
Total from investment operations	(.260)	(.770)	(2.390)	.900	(.480)	2.060
Distributions from net investment income	(.670)	(1.000)	(.750)	(1.075)	(.970)	(.890)
Distributions from net realized gain	-	-	-	(.030)	(.600)	(.110)
Distributions in excess of net realized gain	-	-	-	(.005)	-	-
Total distributions	(.670)	(1.000)	(.750)	(1.110)	(1.570)	(1.000)
Net asset value, end of period	$ 5.480	$ 6.410	$ 8.180	$ 11.320	$ 11.530	$ 13.580
Total ReturnB, C, D	(4.41)%	(11.73)%	(22.54)%	8.25%	(4.33)%	17.67%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69% A	.71%	.68%	.69%	.70%	.71%
Expenses net of voluntary waivers, if any	.69% A	.71%	.68%	.69%	.70%	.71%
Expenses net of all reductions	.69% A	.70%	.68%	.69%	.70%	.71%
Net investment income (loss)	9.07% A	12.08% G	11.38%	9.80%	9.14%	8.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,042,292	$ 1,201,085	$ 1,467,250	$ 2,257,610	$ 2,348,954	$ 2,329,516
Portfolio turnover rate	110% A	138%	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.380	$ 8.150	$ 11.290	$ 11.520	$ 13.570	$ 13.380
Income from Investment Operations
Net investment income (loss) E	.260	.833 H	1.102	1.074	1.082	.203
Net realized and unrealized gain (loss)	(.510)	(1.613) H	(3.502)	(.194)	(1.562)	(.013)
Total from investment operations	(.250)	(.780)	(2.400)	.880	(.480)	.190
Distributions from net investment income	(.670)	(.990)	(.740)	(1.075)	(.970)	-
Distributions from net realized gain	-	-	-	(.030)	(.600)	-
Distributions in excess of net realized gain	-	-	-	(.005)	-	-
Total distributions	(.670)	(.990)	(.740)	(1.110)	(1.570)	-
Net asset value, end of period	$ 5.460	$ 6.380	$ 8.150	$ 11.290	$ 11.520	$ 13.570
Total ReturnB, C, D	(4.27)%	(11.90)%	(22.68)%	8.08%	(4.34)%	1.42%
Ratios to Average Net AssetsG
Expenses before expense reductions	.79% A	.81%	.78%	.79%	.82%	.81%A
Expenses net of voluntary waivers, if any	.79% A	.81%	.78%	.79%	.82%	.81%A
Expenses net of all reductions	.79% A	.81%	.78%	.79%	.82%	.80%A
Net investment income (loss)	8.97% A	11.97% H	11.28%	9.69%	9.51%	10.75%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,332	$ 234,204	$ 227,549	$ 253,972	$ 129,587	$ 2,919
Portfolio turnover rate	110% A	138%	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.360	$ 8.130	$ 11.140
Income from Investment Operations
Net investment income (loss) E	.252	.788 H	.936
Net realized and unrealized gain (loss)	(.522)	(1.568) H	(3.206)
Total from investment operations	(.270)	(.780)	(2.270)
Distributions from net investment income	(.670)	(.990)	(.740)
Net asset value, end of period	$ 5.420	$ 6.360	$ 8.130
Total ReturnB, C, D	(4.62)%	(11.93)%	(21.83)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96% A	.98%	1.01%A
Expenses net of voluntary waivers, if any	.96% A	.98%	1.01%A
Expenses net of all reductions	.96% A	.98%	1.01%A
Net investment income (loss)	8.80% A	11.81% H	11.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,646	$ 16,508	$ 4,742
Portfolio turnover rate	110% A	138%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Index 500 - Service Class	-18.45%	3.33%	11.07%
S&P 500®	-17.99%	3.66%	11.42%
Variable Annuity S&P 500 Index Objective Funds Average	-18.35%	3.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity S&P 500 average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 49 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Index 500 Portfolio - Service Class on August 27, 1992, when the fund started. As the chart shows, by June 30, 2002 the value of the investment would have grown to $28,126 - a 181.26% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $28,998 - a 189.98% increase.

The variable annuity S&P 500 average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity S&P 500 were -18.35% and 3.40%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Patrick Cannon, who oversees the Index 500 Portfolio's investment management personnel as Managing Director for Deutsche Asset Management, Inc., sub-adviser of the fund

Q. How did the fund perform, Patrick?

A. For the six-month period that ended June 30, 2002, the fund's performance was in line with the Standard & Poor's 500 Index and the variable annuity S&P 500 index objective funds average measured by Lipper Inc., which returned -13.16% and -13.38%, respectively. For the 12-month period that ended June 30, 2002, fund performance closely tracked the -17.99% return of the S&P 500 and the fund's peer group return of -18.35%.
Q. What were some of the major factors depressing stock prices during the period?

A. As the reporting period ended, the S&P 500 fell below 1,000 - a level not seen since the market plunged last fall. Two primary factors hurt stock performance. The first was a steady drumbeat of disappointing earnings reports that sent stocks lower. Second, each day seemingly brought reports of new accounting scandals at some of the country's largest corporations. Upon learning of improper accounting practices at WorldCom, Tyco International, Xerox and other companies, investors began to worry whether more revelations were to come. Ironically, stock prices were falling across the board even as the economy was turning in unexpectedly strong performance. The accumulated effects of 11 interest rate reductions during 2001 helped generate growth by making it cheaper for businesses to borrow and invest capital. Due in part to the continued low interest-rate environment, the U.S. economy grew by 6.1% during the first three months of 2002, the largest jump in more than two years.

Q. What stocks added the most to the fund's returns?

A. In an environment where markets moved sharply lower, few stocks in the S&P 500 enjoyed positive results. Two that did, beverage giant Coca-Cola and consumer products manufacturer Procter & Gamble, were successful because they provided steady results despite the uncertain investing environment. In the energy sector, Exxon Mobil and Royal Dutch Petroleum, the parent company of Shell, also were strong performers, thanks in part to higher oil and gas prices.

Q. What were some of the fund's weakest-performing stocks?

A. With accounting concerns front and center during the past six months, some of the most disappointing performers were those companies that had to answer questions about their financial statements. General Electric, which made up the largest average position size in the S&P 500, encountered difficulty when investors grew concerned about its complex financial reporting and whether that complexity was masking potential problems. Tyco International, meanwhile, hurt performance nearly as much as GE did, even though its average weighting in the index was only about one-sixth that of GE's. Tyco's stock fell sharply throughout the period, first on accounting questions, then, late in the period when its CEO resigned abruptly before being indicted on sales-tax fraud. A couple of leading technology stocks, IBM and Intel, continued to follow the overall tech market downward during the past six months, while media conglomerate AOL Time Warner also weighed down the index. The company fell short of overly optimistic estimates for earnings growth, and investors punished the stock accordingly.

Q. What's your outlook, Patrick?

A. At the beginning of the year, stock analysts noted that 60 years had passed since the Standard & Poor's 500 Index last declined for three consecutive years. Unfortunately, as we pass the halfway point of 2002, and with the S&P 500 down more than 13 percent, a third year of losses is becoming increasingly conceivable. As tough an environment as it's been for stock investors, I believe there are still a number of favorable signs on the horizon - starting with continued U.S. economic growth. I mentioned earlier that the economy grew at a surprisingly strong pace during the first quarter of 2002. Recent data indicate that growth, albeit slower, may be reported for the second quarter as well. While no one knows when the stock market may turn around, investors may respond favorably to sustained resilience in the U.S. economy. We're all eager for a rise in stock prices. Until that day comes, I believe it's more important than ever for shareholders to follow their financial plans and continue to own a broadly diversified portfolio of investments.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to provide returns that correspond to those of the S&P 500 index

Start date: August 27, 1992

Size: as of June 30, 2002, more than $2.9 billion

Manager: Deutsche Asset Management, Inc., since 1997

3

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investment Summary

Top Ten Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	3.3
General Electric Co.	3.2
Exxon Mobil Corp.	3.0
Wal-Mart Stores, Inc.	2.7
Pfizer, Inc.	2.4
Citigroup, Inc.	2.2
American International Group, Inc.	1.9
Johnson & Johnson	1.7
The Coca-Cola Co.	1.5
International Business Machines Corp.	1.4
23.3
Market Sectors as of June 30, 2002
% of fund's net assets
Financials	19.7
Information Technology	13.9
Health Care	13.7
Consumer Discretionary	13.5
Industrials	11.0
Consumer Staples	9.9
Energy	7.5
Telecommunication Services	4.0
Materials	3.2
Utilities	3.1

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	23,593	$ 484,836
Dana Corp.	48,308	895,147
Delphi Corp.	182,109	2,403,839
Goodyear Tire & Rubber Co.	52,541	983,042
Johnson Controls, Inc.	28,497	2,325,640
TRW, Inc.	41,527	2,366,208
Visteon Corp.	42,361	601,526
		10,060,238
Automobiles - 0.8%
Ford Motor Co.	588,748	9,419,968
General Motors Corp.	180,609	9,653,551
Harley-Davidson, Inc.	98,469	5,048,506
		24,122,025
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	190,640	5,278,822
Darden Restaurants, Inc.	57,226	1,413,482
Harrah's Entertainment, Inc. (a)	36,717	1,628,399
Hilton Hotels Corp.	120,799	1,679,106
International Game Technology (a)	28,895	1,638,347
Marriott International, Inc. Class A	78,946	3,003,895
McDonald's Corp.	418,925	11,918,416
Starbucks Corp. (a)	124,562	3,095,366
Starwood Hotels & Resorts Worldwide, Inc. unit	64,785	2,130,779
Wendys International, Inc.	34,093	1,357,924
Yum! Brands, Inc. (a)	95,052	2,780,271
		35,924,807
Household Durables - 0.6%
American Greetings Corp. Class A	21,229	353,675
Black & Decker Corp.	26,559	1,280,144
Centex Corp.	20,046	1,158,458
Fortune Brands, Inc.	48,355	2,707,880
KB Home	15,098	777,698
Leggett & Platt, Inc.	63,884	1,494,886
Maytag Corp.	24,965	1,064,757
Newell Rubbermaid, Inc.	86,782	3,042,577
Pulte Homes, Inc.	18,632	1,070,967
Snap-On, Inc.	19,143	568,356
The Stanley Works	27,553	1,129,949
Tupperware Corp.	18,852	391,933
Whirlpool Corp.	21,726	1,420,011
		16,461,291
Leisure Equipment & Products - 0.2%
Brunswick Corp.	28,560	799,680
Eastman Kodak Co.	94,935	2,769,254
Hasbro, Inc.	56,174	761,719
Mattel, Inc.	140,312	2,957,777
		7,288,430

	Shares	Value (Note 1)
Media - 3.5%
AOL Time Warner, Inc. (a)	1,439,239	$ 21,171,206
Clear Channel Communications, Inc. (a)	193,645	6,200,513
Comcast Corp. Class A (special) (a)	309,098	7,368,896
Dow Jones & Co., Inc.	27,807	1,347,249
Gannett Co., Inc.	86,391	6,557,077
Interpublic Group of Companies, Inc.	122,786	3,040,181
Knight-Ridder, Inc.	24,163	1,521,061
McGraw-Hill Companies, Inc.	63,236	3,775,189
Meredith Corp.	16,454	631,011
Omnicom Group, Inc.	60,379	2,765,358
The New York Times Co. Class A	49,434	2,545,851
TMP Worldwide, Inc. (a)	35,960	773,140
Tribune Co.	97,321	4,233,464
Univision Communications, Inc. Class A (a)	68,676	2,156,426
Viacom, Inc. Class B (non-vtg.) (a)	572,270	25,391,620
Walt Disney Co.	665,117	12,570,711
		102,048,953
Multiline Retail - 4.2%
Big Lots, Inc. (a)	37,210	732,293
Costco Wholesale Corp. (a)	147,385	5,692,009
Dillard's, Inc. Class A	27,362	719,347
Dollar General Corp.	108,533	2,065,383
Family Dollar Stores, Inc.	56,213	1,981,508
Federated Department Stores, Inc. (a)	62,636	2,486,649
JCPenney Co., Inc.	86,261	1,899,467
Kohls Corp. (a)	109,056	7,642,644
Nordstrom, Inc.	43,881	993,905
Sears, Roebuck & Co.	102,027	5,540,066
Target Corp.	293,894	11,197,361
The May Department Stores Co.	95,617	3,148,668
Wal-Mart Stores, Inc.	1,439,450	79,184,145
		123,283,445
Specialty Retail - 2.4%
AutoZone, Inc. (a)	35,058	2,709,983
Bed Bath & Beyond, Inc. (a)	95,086	3,588,546
Best Buy Co., Inc. (a)	103,802	3,768,013
Circuit City Stores, Inc. - Circuit City Group	68,291	1,280,456
Gap, Inc.	281,939	4,003,534
Home Depot, Inc.	762,466	28,005,376
Limited Brands, Inc.	139,913	2,980,147
Lowe's Companies, Inc.	252,302	11,454,511
Office Depot, Inc. (a)	97,633	1,640,234
RadioShack Corp.	58,964	1,772,458
Sherwin-Williams Co.	50,212	1,502,845
Staples, Inc. (a)	151,252	2,979,664
Tiffany & Co., Inc.	47,772	1,681,574
TJX Companies, Inc.	183,936	3,606,985
Toys 'R' Us, Inc. (a)	64,841	1,132,772
		72,107,098
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc. (a)	37,767	$ 1,416,263
Liz Claiborne, Inc.	34,600	1,100,280
NIKE, Inc. Class B	87,512	4,695,019
Reebok International Ltd. (a)	19,525	575,988
VF Corp.	36,321	1,424,146
		9,211,696
TOTAL CONSUMER DISCRETIONARY		400,507,983
CONSUMER STAPLES - 9.9%
Beverages - 3.2%
Adolph Coors Co. Class B	11,743	731,589
Anheuser-Busch Companies, Inc.	283,660	14,183,000
Brown-Forman Corp. Class B (non-vtg.)	22,303	1,538,907
Coca-Cola Enterprises, Inc.	144,643	3,193,717
Pepsi Bottling Group, Inc.	92,720	2,855,776
PepsiCo, Inc.	568,810	27,416,642
The Coca-Cola Co.	803,744	45,009,664
		94,929,295
Food & Drug Retailing - 1.3%
Albertson's, Inc.	132,099	4,023,736
CVS Corp.	127,752	3,909,211
Kroger Co. (a)	260,199	5,177,960
Safeway, Inc. (a)	156,363	4,564,236
SUPERVALU, Inc.	43,044	1,055,869
Sysco Corp.	216,210	5,885,236
Walgreen Co.	332,831	12,857,262
Winn-Dixie Stores, Inc.	45,705	712,541
		38,186,051
Food Products - 1.7%
Archer-Daniels-Midland Co.	212,852	2,722,377
Campbell Soup Co.	133,161	3,683,233
ConAgra Foods, Inc.	174,680	4,829,902
General Mills, Inc.	118,808	5,237,057
H.J. Heinz Co.	113,806	4,677,427
Hershey Foods Corp.	44,117	2,757,313
Kellogg Co.	132,177	4,739,867
Sara Lee Corp.	256,308	5,290,197
Unilever NV (NY Shares)	185,871	12,044,441
Wm. Wrigley Jr. Co.	73,252	4,054,498
		50,036,312
Household Products - 2.0%
Clorox Co.	75,662	3,128,624
Colgate-Palmolive Co.	179,349	8,976,417
Kimberly-Clark Corp.	167,893	10,409,366
Procter & Gamble Co.	421,436	37,634,235
		60,148,642
Personal Products - 0.6%
Alberto-Culver Co. Class B	18,540	886,212

	Shares	Value (Note 1)
Avon Products, Inc.	76,817	$ 4,012,920
Gillette Co.	343,108	11,621,068
		16,520,200
Tobacco - 1.1%
Philip Morris Companies, Inc.	692,425	30,245,124
UST, Inc.	54,474	1,852,116
		32,097,240
TOTAL CONSUMER STAPLES		291,917,740
ENERGY - 7.5%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	109,154	3,633,737
BJ Services Co. (a)	50,900	1,724,492
Halliburton Co.	139,577	2,224,857
Nabors Industries Ltd. (a)	45,817	1,617,340
Noble Corp. (a)	42,960	1,658,256
Rowan Companies, Inc.	30,501	654,246
Schlumberger Ltd. (NY Shares)	187,390	8,713,635
Transocean, Inc.	103,670	3,229,321
		23,455,884
Oil & Gas - 6.7%
Amerada Hess Corp.	29,054	2,396,955
Anadarko Petroleum Corp.	81,203	4,003,308
Apache Corp.	44,848	2,577,863
Ashland, Inc.	22,575	914,288
Burlington Resources, Inc.	65,658	2,495,004
ChevronTexaco Corp.	345,418	30,569,493
Conoco, Inc.	204,071	5,673,174
Devon Energy Corp.	50,810	2,503,917
EOG Resources, Inc.	37,901	1,504,670
Exxon Mobil Corp.	2,194,770	89,809,988
Kerr-McGee Corp.	32,010	1,714,136
Marathon Oil Corp.	101,168	2,743,676
Occidental Petroleum Corp.	121,105	3,631,939
Phillips Petroleum Co.	124,210	7,313,485
Royal Dutch Petroleum Co. (NY Shares)	687,389	37,991,990
Sunoco, Inc.	24,783	883,018
Unocal Corp.	79,742	2,945,669
		199,672,573
TOTAL ENERGY		223,128,457
FINANCIALS - 19.7%
Banks - 7.3%
AmSouth Bancorp.	119,346	2,670,963
Bank of America Corp.	498,098	35,046,175
Bank of New York Co., Inc.	240,032	8,101,080
Bank One Corp.	379,923	14,619,437
BB&T Corp.	143,353	5,533,426
Charter One Financial, Inc.	72,723	2,500,217
Comerica, Inc.	58,213	3,574,278
Fifth Third Bancorp	189,844	12,653,103
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
First Tennessee National Corp.	41,700	$ 1,597,110
FleetBoston Financial Corp.	339,898	10,995,700
Golden West Financial Corp.	51,253	3,525,181
Huntington Bancshares, Inc.	82,403	1,600,266
KeyCorp	138,346	3,776,846
Marshall & Ilsley Corp.	69,800	2,158,914
Mellon Financial Corp.	144,126	4,529,880
National City Corp.	196,595	6,536,784
Northern Trust Corp.	72,597	3,198,624
PNC Financial Services Group, Inc.	94,023	4,915,522
Regions Financial Corp.	74,164	2,606,865
SouthTrust Corp.	110,968	2,898,484
SunTrust Banks, Inc.	94,133	6,374,687
Synovus Financial Corp.	94,665	2,605,181
U.S. Bancorp, Delaware	621,319	14,507,799
Union Planters Corp.	67,141	2,173,354
Wachovia Corp.	442,910	16,910,304
Washington Mutual, Inc.	313,105	11,619,327
Wells Fargo & Co.	551,510	27,608,591
Zions Bancorp	30,100	1,568,210
		216,406,308
Diversified Financials - 7.5%
AMBAC Financial Group, Inc.	34,387	2,310,806
American Express Co.	430,413	15,632,600
Bear Stearns Companies, Inc.	32,459	1,986,491
Capital One Financial Corp.	67,950	4,148,348
Charles Schwab Corp.	444,354	4,976,765
Citigroup, Inc.	1,665,648	64,543,860
Countrywide Credit Industries, Inc.	38,370	1,851,353
Fannie Mae	323,031	23,823,536
Franklin Resources, Inc.	84,988	3,623,888
Freddie Mac	226,402	13,855,802
Household International, Inc.	149,388	7,424,584
J.P. Morgan Chase & Co.	641,979	21,775,928
Lehman Brothers Holdings, Inc.	79,436	4,966,339
MBNA Corp.	277,820	9,187,507
Merrill Lynch & Co., Inc.	273,758	11,087,199
Moody's Corp.	50,749	2,524,763
Morgan Stanley	358,122	15,427,896
Providian Financial Corp.	94,426	555,225
SLM Corp.	51,194	4,960,699
State Street Corp.	105,934	4,735,250
Stilwell Financial, Inc.	71,919	1,308,926
T. Rowe Price Group, Inc.	40,080	1,317,830
		222,025,595
Insurance - 4.6%
ACE Ltd.	84,600	2,673,360
AFLAC, Inc.	170,174	5,445,568
Allstate Corp.	231,990	8,578,990
American International Group, Inc.	845,536	57,690,921

	Shares	Value (Note 1)
Aon Corp.	85,448	$ 2,519,007
Cincinnati Financial Corp.	52,469	2,441,383
Conseco, Inc. (a)	109,141	218,282
Hartford Financial Services Group, Inc.	79,853	4,748,858
Jefferson-Pilot Corp.	49,088	2,307,136
John Hancock Financial Services, Inc.	97,067	3,416,758
Lincoln National Corp.	61,764	2,594,088
Loews Corp.	62,445	3,308,961
Marsh & McLennan Companies, Inc.	89,583	8,653,718
MBIA, Inc.	48,416	2,736,956
MetLife, Inc.	228,228	6,572,966
MGIC Investment Corp.	34,967	2,370,763
Progressive Corp.	71,680	4,146,688
SAFECO Corp.	41,776	1,290,461
St. Paul Companies, Inc.	67,590	2,630,603
The Chubb Corp.	55,269	3,913,045
Torchmark Corp.	40,433	1,544,541
UnumProvident Corp.	78,852	2,006,783
XL Capital Ltd. Class A	43,200	3,659,040
		135,468,876
Real Estate - 0.3%
Equity Office Properties Trust	137,700	4,144,770
Equity Residential Properties Trust (SBI)	87,800	2,524,250
Plum Creek Timber Co., Inc.	59,400	1,823,580
Simon Property Group, Inc.	42,400	1,562,016
		10,054,616
TOTAL FINANCIALS		583,955,395
HEALTH CARE - 13.7%
Biotechnology - 0.9%
Amgen, Inc. (a)	322,068	13,488,208
Biogen, Inc. (a)	48,173	1,995,807
Chiron Corp. (a)	61,719	2,181,767
Genzyme Corp. - General Division (a)	68,700	1,321,788
Immunex Corp. (a)	209,500	4,680,230
MedImmune, Inc. (a)	80,684	2,130,058
		25,797,858
Health Care Equipment & Supplies - 1.6%
Applera Corp. - Applied Biosystems Group	69,304	1,350,735
Bausch & Lomb, Inc.	17,427	589,904
Baxter International, Inc.	191,956	8,532,444
Becton, Dickinson & Co.	84,060	2,895,867
Biomet, Inc.	87,788	2,380,811
Boston Scientific Corp. (a)	131,169	3,845,875
C.R. Bard, Inc.	16,572	937,644
Guidant Corp. (a)	99,070	2,994,886
Medtronic, Inc.	393,578	16,864,817
St. Jude Medical, Inc. (a)	28,022	2,069,425
Stryker Corp.	63,905	3,419,557
Zimmer Holdings, Inc. (a)	63,057	2,248,613
		48,130,578
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 1.9%
Aetna, Inc.	47,165	$ 2,262,505
AmerisourceBergen Corp.	33,831	2,571,156
Cardinal Health, Inc.	146,524	8,998,039
CIGNA Corp.	45,532	4,435,727
HCA, Inc.	169,233	8,038,568
Health Management Associates, Inc. Class A (a)	80,700	1,626,105
HealthSouth Corp. (a)	127,827	1,634,907
Humana, Inc. (a)	55,655	869,888
IMS Health, Inc.	96,074	1,724,528
Manor Care, Inc. (a)	36,019	828,437
McKesson Corp.	94,219	3,080,961
Quintiles Transnational Corp. (a)	38,879	485,599
Tenet Healthcare Corp. (a)	106,989	7,655,063
UnitedHealth Group, Inc.	100,215	9,174,683
Wellpoint Health Networks, Inc. (a)	41,470	3,226,781
		56,612,947
Pharmaceuticals - 9.3%
Abbott Laboratories	506,798	19,080,945
Allergan, Inc.	42,984	2,869,182
Bristol-Myers Squibb Co.	630,072	16,192,850
Eli Lilly & Co.	365,847	20,633,771
Forest Laboratories, Inc. (a)	57,811	4,093,019
Johnson & Johnson	974,454	50,924,966
King Pharmaceuticals, Inc. (a)	75,079	1,670,508
Merck & Co., Inc.	733,073	37,122,817
Pfizer, Inc.	2,020,876	70,730,660
Pharmacia Corp.	418,465	15,671,514
Schering-Plough Corp.	477,107	11,736,832
Watson Pharmaceuticals, Inc. (a)	34,814	879,750
Wyeth	429,408	21,985,690
		273,592,504
TOTAL HEALTH CARE		404,133,887
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.1%
Boeing Co.	272,836	12,277,620
General Dynamics Corp.	65,872	7,005,487
Goodrich Corp.	33,918	926,640
Honeywell International, Inc.	265,048	9,337,641
Lockheed Martin Corp.	144,535	10,045,183
Northrop Grumman Corp.	34,137	4,267,125
Raytheon Co.	127,632	5,201,004
Rockwell Collins, Inc.	60,648	1,662,968
United Technologies Corp.	154,162	10,467,600
		61,191,268

	Shares	Value (Note 1)
Air Freight & Logistics - 0.2%
FedEx Corp.	96,574	$ 5,157,052
Ryder System, Inc.	19,834	537,303
		5,694,355
Airlines - 0.2%
AMR Corp. (a)	50,299	848,041
Delta Air Lines, Inc.	40,094	801,880
Southwest Airlines Co.	249,273	4,028,252
		5,678,173
Building Products - 0.2%
American Standard Companies, Inc. (a)	23,700	1,779,870
Crane Co.	19,326	490,494
Masco Corp.	149,803	4,061,159
		6,331,523
Commercial Services & Supplies - 2.0%
Allied Waste Industries, Inc. (a)	59,699	573,110
Apollo Group, Inc. Class A (a)	56,500	2,227,230
Automatic Data Processing, Inc.	201,628	8,780,899
Avery Dennison Corp.	35,727	2,241,869
Cendant Corp. (a)	316,117	5,019,938
Cintas Corp.	55,565	2,746,578
Concord EFS, Inc. (a)	166,070	5,005,350
Convergys Corp. (a)	55,939	1,089,692
Deluxe Corp.	21,972	854,491
Equifax, Inc.	47,075	1,271,025
First Data Corp.	248,100	9,229,320
Fiserv, Inc. (a)	61,996	2,275,873
H&R Block, Inc.	60,046	2,771,123
Paychex, Inc.	121,855	3,812,843
Pitney Bowes, Inc.	80,028	3,178,712
R.R. Donnelley & Sons Co.	37,309	1,027,863
Robert Half International, Inc. (a)	57,376	1,336,861
Sabre Holdings Corp. Class A (a)	43,434	1,554,937
Waste Management, Inc.	200,259	5,216,747
		60,214,461
Construction & Engineering - 0.0%
Fluor Corp.	25,516	993,848
McDermott International, Inc. (a)	19,847	160,761
		1,154,609
Electrical Equipment - 0.5%
American Power Conversion Corp. (a)	63,531	802,397
Cooper Industries Ltd.	30,451	1,196,724
Emerson Electric Co.	136,827	7,321,613
Molex, Inc.	63,150	2,117,420
Power-One, Inc. (a)	25,639	159,475
Rockwell Automation, Inc.	59,948	1,197,761
Thomas & Betts Corp.	18,897	351,484
		13,146,874
Industrial Conglomerates - 4.1%
3M Co.	125,975	15,494,925
General Electric Co.	3,216,018	93,425,323
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	46,488	$ 2,180,287
Tyco International Ltd.	651,830	8,806,223
		119,906,758
Machinery - 1.1%
Caterpillar, Inc.	111,679	5,466,687
Cummins, Inc.	13,420	444,202
Danaher Corp.	47,200	3,131,720
Deere & Co.	77,258	3,700,658
Dover Corp.	66,145	2,315,075
Eaton Corp.	22,575	1,642,331
Illinois Tool Works, Inc.	99,473	6,794,006
Ingersoll-Rand Co. Ltd. Class A	55,187	2,519,838
ITT Industries, Inc.	28,917	2,041,540
Navistar International Corp.	19,402	620,864
PACCAR, Inc.	37,447	1,662,272
Pall Corp.	39,676	823,277
Parker Hannifin Corp.	37,904	1,811,432
		32,973,902
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	124,910	3,747,300
CSX Corp.	69,507	2,436,220
Norfolk Southern Corp.	125,665	2,938,048
Union Pacific Corp.	80,749	5,109,797
		14,231,365
Trading Companies & Distributors - 0.1%
Genuine Parts Co.	55,978	1,951,953
W.W. Grainger, Inc.	30,713	1,538,721
		3,490,674
TOTAL INDUSTRIALS		324,013,962
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.0%
ADC Telecommunications, Inc. (a)	272,517	624,064
Andrew Corp. (a)	26,520	395,678
Avaya, Inc. (a)	93,778	464,201
CIENA Corp. (a)	107,100	448,749
Cisco Systems, Inc. (a)	2,369,418	33,053,381
Comverse Technology, Inc. (a)	60,632	561,452
Corning, Inc.	308,559	1,095,384
JDS Uniphase Corp. (a)	443,361	1,183,774
Lucent Technologies, Inc.	1,116,497	1,853,385
Motorola, Inc.	725,524	10,462,056
Nortel Networks Corp.	1,046,446	1,517,343
QUALCOMM, Inc. (a)	250,113	6,875,606
Scientific-Atlanta, Inc.	51,176	841,845
Tellabs, Inc. (a)	133,951	830,496
		60,207,414
Computers & Peripherals - 3.2%
Apple Computer, Inc. (a)	116,016	2,055,804

	Shares	Value (Note 1)
Dell Computer Corp. (a)	840,058	$ 21,959,116
EMC Corp. (a)	724,533	5,470,224
Gateway, Inc. (a)	107,160	475,790
Hewlett-Packard Co.	983,465	15,027,345
International Business Machines Corp.	553,958	39,884,976
Lexmark International, Inc. Class A (a)	42,262	2,299,053
NCR Corp. (a)	31,552	1,091,699
Network Appliance, Inc. (a)	107,714	1,339,962
Palm, Inc. (a)	182,867	321,846
Sun Microsystems, Inc. (a)	1,061,333	5,317,278
		95,243,093
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	151,184	3,575,502
Jabil Circuit, Inc. (a)	62,629	1,322,098
Millipore Corp.	15,535	496,809
PerkinElmer, Inc.	40,200	444,210
Sanmina-SCI Corp. (a)	170,699	1,077,111
Solectron Corp. (a)	267,822	1,647,105
Symbol Technologies, Inc.	74,890	636,565
Tektronix, Inc. (a)	30,119	563,526
Thermo Electron Corp.	57,807	953,816
Waters Corp. (a)	42,500	1,134,750
		11,851,492
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	200,492	2,959,262
IT Consulting & Services - 0.3%
Computer Sciences Corp. (a)	55,569	2,656,198
Electronic Data Systems Corp.	156,362	5,808,848
Unisys Corp. (a)	103,634	932,706
		9,397,752
Office Electronics - 0.1%
Xerox Corp. (a)	236,563	1,648,844
Semiconductor Equipment & Products - 3.3%
Advanced Micro Devices, Inc. (a)	110,491	1,073,973
Agere Systems, Inc.:
Class A (a)	1	1
Class B (a)	1	2
Altera Corp. (a)	125,267	1,703,631
Analog Devices, Inc. (a)	118,127	3,508,372
Applied Materials, Inc. (a)	533,150	10,140,513
Applied Micro Circuits Corp. (a)	97,288	460,172
Broadcom Corp. Class A (a)	85,240	1,495,110
Intel Corp.	2,163,697	39,530,744
KLA-Tencor Corp. (a)	60,856	2,677,055
Linear Technology Corp.	103,138	3,241,627
LSI Logic Corp. (a)	118,770	1,039,238
Maxim Integrated Products, Inc. (a)	105,907	4,059,415
Micron Technology, Inc. (a)	195,170	3,946,337
National Semiconductor Corp. (a)	57,802	1,686,084
Novellus Systems, Inc. (a)	46,587	1,583,958
NVIDIA Corp. (a)	47,000	807,460
PMC-Sierra, Inc. (a)	53,624	497,094
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
QLogic Corp. (a)	30,254	$ 1,152,677
Teradyne, Inc. (a)	57,064	1,341,004
Texas Instruments, Inc.	564,530	13,379,361
Vitesse Semiconductor Corp. (a)	60,471	188,065
Xilinx, Inc. (a)	109,052	2,446,036
		95,957,929
Software - 4.5%
Adobe Systems, Inc.	78,034	2,223,969
Autodesk, Inc.	38,338	507,979
BMC Software, Inc. (a)	79,454	1,318,936
Citrix Systems, Inc. (a)	64,818	391,501
Computer Associates International, Inc.	189,802	3,015,954
Compuware Corp. (a)	120,030	728,582
Intuit, Inc. (a)	69,945	3,477,665
Mercury Interactive Corp. (a)	26,902	617,670
Microsoft Corp. (a)	1,754,235	95,956,652
Novell, Inc. (a)	105,647	339,127
Oracle Corp. (a)	1,791,749	16,967,863
Parametric Technology Corp. (a)	87,820	301,223
PeopleSoft, Inc. (a)	100,362	1,493,387
Rational Software Corp. (a)	64,200	527,082
Siebel Systems, Inc. (a)	152,757	2,172,205
VERITAS Software Corp. (a)	132,023	2,612,735
		132,652,530
TOTAL INFORMATION TECHNOLOGY		409,918,316
MATERIALS - 3.2%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	73,869	3,728,168
Dow Chemical Co.	293,237	10,081,488
E.I. du Pont de Nemours & Co.	321,440	14,271,936
Eastman Chemical Co.	25,113	1,177,800
Ecolab, Inc.	41,584	1,922,428
Engelhard Corp.	42,323	1,198,587
Great Lakes Chemical Corp.	16,278	431,204
Hercules, Inc. (a)	35,238	408,761
International Flavors & Fragrances, Inc.	30,783	1,000,140
PPG Industries, Inc.	54,918	3,399,424
Praxair, Inc.	52,290	2,978,961
Rohm & Haas Co.	71,682	2,902,404
Sigma Aldrich Corp.	23,874	1,197,281
		44,698,582
Construction Materials - 0.0%
Vulcan Materials Co.	33,989	1,488,718
Containers & Packaging - 0.2%
Ball Corp.	17,922	743,405
Bemis Co., Inc.	17,154	814,815
Pactiv Corp. (a)	51,753	1,231,721

	Shares	Value (Note 1)
Sealed Air Corp.	27,265	$ 1,097,962
Temple-Inland, Inc.	16,349	945,953
		4,833,856
Metals & Mining - 0.9%
Alcan, Inc.	104,612	3,980,817
Alcoa, Inc.	276,286	9,158,881
Allegheny Technologies, Inc.	26,237	414,545
Barrick Gold Corp.	174,530	3,318,407
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	47,049	839,825
Inco Ltd. (a)	59,433	1,338,546
Newmont Mining Corp. Holding Co.	127,526	3,357,760
Nucor Corp.	25,385	1,651,040
Phelps Dodge Corp.	25,659	1,057,151
Placer Dome, Inc.	107,111	1,200,875
United States Steel Corp.	29,149	579,774
Worthington Industries, Inc.	27,991	506,637
		27,404,258
Paper & Forest Products - 0.6%
Boise Cascade Corp.	18,825	650,027
Georgia-Pacific Group	74,118	1,821,820
International Paper Co.	156,714	6,829,596
Louisiana-Pacific Corp.	33,964	359,679
MeadWestvaco Corp.	64,531	2,165,660
Weyerhaeuser Co.	71,562	4,569,234
		16,396,016
TOTAL MATERIALS		94,821,430
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.8%
ALLTEL Corp.	101,061	4,749,867
AT&T Corp.	1,162,930	12,443,351
BellSouth Corp.	606,590	19,107,585
CenturyTel, Inc.	46,163	1,361,809
Citizens Communications Co.	89,018	744,190
Qwest Communications International, Inc.	549,529	1,538,681
SBC Communications, Inc.	1,088,270	33,192,235
Sprint Corp. - FON Group	292,541	3,103,860
Verizon Communications, Inc.	886,719	35,601,768
		111,843,346
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. (a)	878,700	5,140,395
Nextel Communications, Inc. Class A (a)	259,576	833,239
Sprint Corp. - PCS Group Series 1 (a)	321,496	1,437,087
		7,410,721
TOTAL TELECOMMUNICATION SERVICES		119,254,067
UTILITIES - 3.1%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	40,757	1,049,493
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Ameren Corp.	44,883	$ 1,930,418
American Electric Power Co., Inc.	106,439	4,259,689
Cinergy Corp.	52,028	1,872,488
CMS Energy Corp.	43,607	478,805
Consolidated Edison, Inc.	69,457	2,899,830
Constellation Energy Group, Inc.	53,490	1,569,397
Dominion Resources, Inc.	87,325	5,780,915
DTE Energy Co.	53,946	2,408,149
Edison International (a)	106,586	1,811,962
Entergy Corp.	72,250	3,066,290
Exelon Corp.	105,105	5,496,992
FirstEnergy Corp.	98,871	3,300,314
FPL Group, Inc.	57,618	3,456,504
PG&E Corp. (a)	126,780	2,268,094
Pinnacle West Capital Corp.	27,681	1,093,400
PPL Corp.	47,753	1,579,669
Progress Energy, Inc.	71,102	3,698,015
Public Service Enterprise Group, Inc.	68,490	2,965,617
Reliant Energy, Inc.	97,439	1,646,719
Southern Co.	228,645	6,264,873
TECO Energy, Inc.	44,300	1,096,425
TXU Corp.	87,582	4,514,852
Xcel Energy, Inc.	121,651	2,040,087
		66,548,997
Gas Utilities - 0.4%
El Paso Corp.	188,062	3,875,958
KeySpan Corp.	45,269	1,704,378
Kinder Morgan, Inc.	37,743	1,434,989
Nicor, Inc.	14,571	666,623
NiSource, Inc.	68,065	1,485,859
Peoples Energy Corp.	11,641	424,431
Sempra Energy	67,897	1,502,561
		11,094,799
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	174,183	944,072
Calpine Corp. (a)	97,810	687,604
Duke Energy Corp.	270,927	8,425,830
Dynegy, Inc. Class A	122,520	882,144
Mirant Corp. (a)	132,378	966,359
Williams Companies, Inc.	169,684	1,016,407
		12,922,416
TOTAL UTILITIES		90,566,212
TOTAL COMMON STOCKS (Cost $2,496,764,067)		2,942,217,449
U.S. Treasury Obligations - 0.1%
Ratings (unaudited)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.66% to 1.69% 9/12/02 (c) (Cost $1,574,553)	-	$ 1,580,000	$ 1,574,682
Money Market Funds - 4.8%
	Shares
Deutsche Daily Assets Fund Institutional, 1.96% (b) (Cost $143,033,657)	143,033,657	143,033,657
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $2,641,372,277)		3,086,825,788
NET OTHER ASSETS - (4.4)%		(130,879,860)
NET ASSETS - 100%		$ 2,955,945,928
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
61 S&P 500 Index Contracts	Sept. 2002	$ 15,099,025	$ 293,709

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,574,682.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $94,248,952 and $139,332,094.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms were $12,750 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral letters of credit valued at $2,899,836.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,706,000. The weighted average interest rate was 1.87%. At period end there were no bank borrowings outstanding.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $2,649,109,619. Net unrealized appreciation aggregated $437,716,169, of which $890,979,568 related to appreciated investment securities and $453,263,399 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $55,550,000 of which $12,929,000 and $42,621,000 will expire on December 31, 2008 and 2009, respectively.

Index 500 Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $127,989,732) (cost $2,641,372,277) - See accompanying schedule		$ 3,086,825,788
Receivable for investments sold		10,735,348
Receivable for fund shares sold		1,540,501
Dividends receivable		3,527,161
Other receivables		50,285
Total assets		3,102,679,083
Liabilities
Payable to custodian bank	$ 475,121
Payable for fund shares redeemed	2,414,972
Accrued management fee	480,555
Distribution fees payable	5,957
Payable for daily variation on futures contracts	15,516
Other payables and accrued expenses	307,377
Collateral on securities loaned, at value	143,033,657
Total liabilities		146,733,155
Net Assets		$ 2,955,945,928
Net Assets consist of:
Paid in capital		$ 2,612,155,512
Undistributed net investment income		19,534,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(121,491,240)
Net unrealized appreciation (depreciation) on investments		445,747,220
Net Assets		$ 2,955,945,928
Initial Class: Net Asset Value, offering price and redemption price per share ($2,923,613,315 ÷ 26,233,962 shares)		$ 111.44
Service Class: Net Asset Value, offering price and redemption price per share ($5,940,663 ÷ 53,377 shares)		$ 111.30
Service Class 2: Net Asset Value, offering price and redemption price per share ($26,391,950 ÷ 238,008 shares)		$ 110.89

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 23,774,939
Interest		163,320
Security lending		365,333
Total income		24,303,592
Expenses
Management fee	$ 4,013,341
Transfer agent fees	1,111,000
Distribution fees	31,905
Accounting and security lending fees	307,482
Non-interested trustees' compensation	3,486
Audit	25,095
Legal	9,475
Interest	1,185
Miscellaneous	56,887
Total expenses before reductions	5,559,856
Expense reductions	(836,298)	4,723,558
Net investment income (loss)		19,580,034
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(44,290,345)
Foreign currency transactions	(2,169)
Futures contracts	(2,563,903)
Total net realized gain (loss)		(46,856,417)
Change in net unrealized appreciation (depreciation) on: Investment securities	(434,350,918)
Futures contracts	(37,336)
Total change in net unrealized appreciation (depreciation)		(434,388,254)
Net gain (loss)		(481,244,671)
Net increase (decrease) in net assets resulting from operations		$ (461,664,637)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,580,034	$ 39,993,861
Net realized gain (loss)	(46,856,417)	(75,070,584)
Change in net unrealized appreciation (depreciation)	(434,388,254)	(470,213,066)
Net increase (decrease) in net assets resulting from operations	(461,664,637)	(505,289,789)
Distributions to shareholders from net investment income	(39,813,740)	(44,349,182)
Share transactions - net increase (decrease)	(40,549,354)	(101,528,167)
Total increase (decrease) in net assets	(542,027,731)	(651,167,138)
Net Assets
Beginning of period	3,497,973,659	4,149,140,797
End of period (including undistributed net investment income of $19,534,436 and undistributed net investment income of $39,763,829, respectively)	$ 2,955,945,928	$ 3,497,973,659
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	1,933,107	35,507	150,505
Reinvested	321,923	354	1,841
Redeemed	(2,739,061)	(7,710)	(63,755)
Net increase (decrease)	(484,031)	28,151	88,591
Dollars
Sold	$ 242,636,776	$ 4,428,542	$ 18,812,913
Reinvested	39,545,037	43,491	225,252
Redeemed	(337,236,980)	(944,629)	(8,059,756)
Net increase (decrease)	$ (55,055,167)	$ 3,527,404	$ 10,978,409

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	6,184,955	25,891	260,463
Reinvested	292,574	6	464
Redeemed	(7,504,344)	(1,271)	(113,677)
Net increase (decrease)	(1,026,815)	24,626	147,250
Dollars
Sold	$ 838,885,942	$ 3,293,163	$ 34,748,747
Reinvested	44,278,192	967	70,023
Redeemed	(1,008,036,633)	(160,944)	(14,607,624)
Net increase (decrease)	$ (124,872,499)	$ 3,133,186	$ 20,211,146

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 39,544,997	$ 43,491	$ 225,252
From net realized gain	-	-	-
Total	$ 39,544,997	$ 43,491	$ 225,252

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 44,278,192	$ 967	$ 70,023
From net realized gain	-	-	-
Total	$ 44,278,192	$ 967	$ 70,023

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 130.08	$ 149.53	$ 167.41	$ 141.24	$ 114.40	$ 89.05
Income from Investment Operations
Net investment income (loss) E	.73	1.48	1.51	1.64	1.65	1.80
Net realized and unrealized gain (loss)	(17.88)	(19.34)	(16.99)	26.88	29.70	26.67
Total from investment operations	(17.15)	(17.86)	(15.48)	28.52	31.35	28.47
Distributions from net investment income	(1.49)	(1.59)	(1.67)	(1.40)	(1.36)	(1.03)
Distributions from net realized gain	-	-	(.73)	(.95)	(3.15)	(2.09)
Total distributions	(1.49)	(1.59)	(2.40)	(2.35)	(4.51)	(3.12)
Net asset value, end of period	$ 111.44	$ 130.08	$ 149.53	$ 167.41	$ 141.24	$ 114.40
Total Return B, C, D	(13.29)%	(12.09)%	(9.30)%	20.52%	28.31%	32.83%
Ratios to Average Net Assets F
Expenses before expense reductions	.33% A	.35%	.33%	.34%	.35%	.40%
Expenses net of voluntary waivers, if any	.28% A	.28%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.28% A	.28%	.28%	.28%	.28%	.28%
Net investment income (loss)	1.17% A	1.09%	.94%	1.09%	1.33%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,923,613	$ 3,475,357	$ 4,148,728	$ 5,538,735	$ 3,772,068	$ 2,098,042
Portfolio turnover rate	6% A	9%	10%	8%	4%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 129.94	$ 149.46	$ 166.69
Income from Investment Operations
Net investment income (loss) E	.65	1.24	.65
Net realized and unrealized gain (loss)	(17.82)	(19.23)	(17.88)
Total from investment operations	(17.17)	(17.99)	(17.23)
Distributions from net investment income	(1.47)	(1.53)	-
Net asset value, end of period	$ 111.30	$ 129.94	$ 149.46
Total Return B, C, D	(13.32)%	(12.18)%	(10.34)%
Ratios to Average Net Assets G
Expenses before expense reductions	.47% A	.56%	.43% A
Expenses net of voluntary waivers, if any	.38% A	.38%	.38% A
Expenses net of all reductions	.38% A	.38%	.38% A
Net investment income (loss)	1.07% A	.99%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,941	$ 3,278	$ 90
Portfolio turnover rate	6% A	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 129.43	$ 149.18	$ 163.25
Income from Investment Operations
Net investment income (loss) E	.56	1.09	1.04
Net realized and unrealized gain (loss)	(17.77)	(19.23)	(12.71)
Total from investment operations	(17.21)	(18.14)	(11.67)
Distributions from net investment income	(1.33)	(1.61)	(1.67)
Distributions from net realized gain	-	-	(.73)
Total distributions	(1.33)	(1.61)	(2.40)
Net asset value, end of period	$ 110.89	$ 129.43	$ 149.18
Total Return B, C, D	(13.39)%	(12.31)%	(7.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	.59% A	.61%	.76% A
Expenses net of voluntary waivers, if any	.53% A	.53%	.53% A
Expenses net of all reductions	.53% A	.53%	.53% A
Net investment income (loss)	.92% A	.84%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,392	$ 19,338	$ 323
Portfolio turnover rate	6% A	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Overseas - Service Class	-13.29%	-0.94%	5.00%
MSCI EAFE	-9.31%	-1.33%	5.52%
Variable Annuity International Funds Average	-10.10%	-0.03%	6.76%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 22 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 157 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Overseas Portfolio - Service Class on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,292 - a 62.92% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,121 - a 71.21% increase.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Rick Mace, Portfolio Manager of Overseas Portfolio

Q. How did the fund perform, Rick?

A. For the six-month period ending June 30, 2002, the fund underperformed the -1.46% return for the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The fund's return also lagged the Lipper variable annuity international funds average, which fell 1.70%. For the 12 months ending June 30, 2002, the fund lagged the returns of the index and Lipper peer group average, which slid 9.31% and 10.10%, respectively.

Q. Why did the fund underperform its index and peer group average during the past six months?

A. There wasn't any one major factor, but a couple of things worked against us that together offset the positive contributions that came from selected strategies I used for the fund. First, underweighting two conservative sectors - industrials and consumer staples - caused some of the fund's underperformance relative to the index, as these stock groups benefited from ongoing economic uncertainty. Second, the fund's holdings in the health care and materials sectors didn't perform as well as their counterparts in the index. Relative weakness in these areas was offset somewhat by good stock selection in both technology and diversified financial stocks. I suspect the fund slightly underperformed its peer group average because many of our competitors embraced a slightly more conservative positioning that benefited them in the short run.

Q. Can you elaborate on the key components of your strategy?

A. I continued to believe the global economy was getting closer to a recovery. With that outlook, I overweighted cyclically oriented stocks that could benefit from an improving economy, and chose companies in the technology, media, telecommunications and brokerage sectors as the vehicles to reap that potential benefit. These areas typically experience greater upside than other cyclicals in such an environment. More specifically, I emphasized Japanese export-dependent electronic component makers, such as Rohm and Murata, which were viewed as potential beneficiaries of what many investors anticipated as a forthcoming economic rebound in the U.S. - Japan's biggest export market. I also boosted our holdings in semiconductor companies that depend heavily on U.S. sales, such as South Korea's Samsung Electronics, Taiwan Semiconductor, and U.S.-based Micron Technology. These holdings performed quite well and I cut back our positions during the period to lock in profits. Elsewhere, having a higher exposure to strong-performing Japanese financials with large brokerage and underwriting operations, such as Daiwa Securities, Nomura Holdings and Nikko Cordial, was helpful.

Q. What other strategies did you pursue?

A. I trimmed or eliminated some U.S. metal producers, such as Alcoa and Phelps Dodge, earlier in 2002 to secure profits. I also eliminated our sizable position in U.K. pharmaceutical company AstraZeneca, shortly after favorable rulings by the U.S. Food and Drug Administration (FDA) for the company's competitors were seen as compromising the future market share potential of the company's cholesterol drug, Crestor. I determined the risk/reward benefit of owning AstraZeneca in light of the FDA decision and the challenging market climate was much less favorable.

Q. What holdings hurt the fund's performance?

A. U.S.-based pharmaceutical giant Bristol-Myers Squibb, which I sold off during the period, was hurt by disappointing results for its heart-failure drug treatment, Vanlev, among other reasons. Elsewhere, overweighting selected well-capitalized telecom companies, such as the U.K.'s Vodafone, wasn't helpful. Despite its strong market positioning and financial stability, Vodafone was hurt by the sector's overall weakening fundamentals. However, I remained optimistic about the company's long-term outlook and it remained a sizable, but smaller position in the fund. Irish drugmaker Elan, another big detractor, suffered after the company warned of lower profits for 2002 due to the delay of new products and concerns about its accounting practices.

Q. What's your outlook, Rick?

A. During the period, I broadened the portfolio a bit through additional holdings to diversify the fund's risk. Although I believed the global economy and the equity markets should improve in the next 12 to 18 months, I made this decision because I anticipated some near-term volatility. Shareholders could expect that the fund's makeup is likely to remain a bit more diversified until indicators point to a strong global recovery.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks long-term growth of capital primarily through investments in foreign securities

Start date: January 28, 1987

Size: as of June 30, 2002, more than $1.7 billion

Manager: Richard Mace, since 1996; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Nikko Cordial Corp. (Japan)	3.0
Nomura Holdings, Inc. (Japan)	2.9
TotalFinaElf SA Series B (France)	2.9
Alcan, Inc. (Canada)	2.7
GlaxoSmithKline PLC (United Kingdom)	2.5
14.0
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	28.0
Information Technology	14.7
Energy	10.3
Health Care	9.6
Consumer Discretionary	6.9
Top Five Countries as of June 30, 2002
(excluding cash equivalents)	% of fund's net assets
Japan	27.8
United Kingdom	14.8
France	8.6
Switzerland	7.5
Netherlands	6.2
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value (Note 1)
Australia - 0.9%
BRL Hardy Ltd.	573,595	$ 2,912,478
News Corp. Ltd. sponsored ADR	622,200	12,288,450
QBE Insurance Group Ltd.	143,400	536,599
TOTAL AUSTRALIA		15,737,527
Bermuda - 0.1%
Tsakos Energy Navigation Ltd.	50,200	702,800
Weatherford International Ltd. (a)	25,800	1,114,560
TOTAL BERMUDA		1,817,360
Brazil - 0.4%
Petroleo Brasileiro SA Petrobras sponsored ADR	364,100	6,866,926
Canada - 5.0%
Alcan, Inc.	1,218,400	46,363,965
Barrick Gold Corp.	125,600	2,388,082
Canadian Natural Resources Ltd.	149,200	5,069,435
EnCana Corp.	142,000	4,373,409
Placer Dome, Inc.	123,600	1,385,742
Suncor Energy, Inc.	595,400	10,444,925
Talisman Energy, Inc.	386,100	17,378,701
TOTAL CANADA		87,404,259
Cayman Islands - 0.2%
Noble Corp. (a)	87,900	3,392,940
Denmark - 0.5%
Danske Bank AS	67,800	1,253,360
Novo-Nordisk AS Series B	225,800	7,504,465
TOTAL DENMARK		8,757,825
Finland - 1.8%
Nokia Corp.	2,145,300	31,063,946
France - 8.6%
Aventis SA (France)	337,260	23,753,223
AXA SA	618,904	11,360,089
BNP Paribas SA	659,280	36,591,095
Credit Lyonnais SA	29,500	1,268,905
Pechiney SA Series A	45,300	2,076,478
Pernod-Ricard	73,500	7,226,308
Sanofi-Synthelabo SA	159,000	9,707,230
Technip-Coflexip SA	17,600	1,859,462
Television Francaise 1 SA	84,500	2,270,407
TotalFinaElf SA Series B	312,844	50,618,159
Vivendi Universal SA	110,300	2,391,885
TOTAL FRANCE		149,123,241
Germany - 4.3%
Allianz AG (Reg.)	80,000	16,210,432
BASF AG	192,700	9,004,941
Deutsche Boerse AG	111,363	4,757,028
Deutsche Lufthansa AG (Reg.)	354,200	5,055,086
Infineon Technologies AG (a)	360,000	5,701,600

	Shares	Value (Note 1)
Muenchener Rueckversicherungs- Gesellschaft AG (Reg.)	93,200	$ 22,168,925
SAP AG	33,200	3,265,774
Schering AG	150,100	9,406,355
TOTAL GERMANY		75,570,141
Hong Kong - 1.9%
China Mobile (Hong Kong) Ltd. (a)	3,986,000	11,655,062
CNOOC Ltd.	3,316,000	4,442,618
Hutchison Whampoa Ltd.	2,363,600	17,651,357
TOTAL HONG KONG		33,749,037
Ireland - 0.1%
Elan Corp. PLC sponsored ADR (a)	408,000	2,231,760
Israel - 0.3%
Check Point Software Technologies Ltd. (a)	381,000	5,166,360
Italy - 1.2%
Telecom Italia Spa	1,539,424	12,022,897
Unicredito Italiano Spa	1,834,000	8,324,962
TOTAL ITALY		20,347,859
Japan - 25.8%
Advantest Corp.	162,400	10,130,903
Canon, Inc.	400,000	15,132,000
Credit Saison Co. Ltd.	507,100	12,064,218
Daiwa Securities Group, Inc.	5,969,000	38,783,402
Fujitsu Ltd.	1,033,000	7,221,541
Hoya Corp.	38,400	2,800,084
Ito-Yokado Co. Ltd.	393,000	19,718,193
JAFCO Co. Ltd.	215,200	19,075,303
Japan Telecom Co. Ltd.	1,090	3,126,396
Keyence Corp.	16,100	3,418,313
Konami Corp.	64,900	1,364,916
Kyocera Corp.	198,000	14,572,800
Matsushita Electric Industrial Co. Ltd.	423,000	5,850,090
Mitsubishi Electric Corp.	3,018,000	13,577,656
Mizuho Holdings, Inc.	2,216	4,929,180
Murata Manufacturing Co. Ltd.	186,600	12,015,052
NEC Corp.	772,000	5,384,020
Nikko Cordial Corp.	10,305,000	52,134,679
Nikon Corp.	707,000	7,845,374
Nintendo Co. Ltd.	12,200	1,800,644
Nippon Telegraph & Telephone Corp.	2,693	11,089,774
Nissan Motor Co. Ltd.	1,779,000	12,347,452
Nomura Holdings, Inc.	3,451,000	50,790,318
Omron Corp.	736,000	10,678,263
ORIX Corp.	306,400	24,776,419
Ricoh Co. Ltd.	171,000	2,967,136
Rohm Co. Ltd.	105,100	15,723,034
Sony Corp.	289,400	15,367,140
Sumitomo Electric Industries Ltd.	724,000	5,031,099
Sumitomo Mitsui Banking Corp.	921,000	4,505,456
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Takeda Chemical Industries Ltd.	490,000	$ 21,552,871
Tokyo Electron Ltd.	168,900	11,030,723
Toshiba Corp.	1,808,000	7,378,049
Toyota Motor Corp.	161,700	4,285,050
TOTAL JAPAN		448,467,548
Korea (South) - 0.8%
KT Corp. sponsored ADR	117,300	2,539,545
Samsung Electronics Co. Ltd.	40,100	10,966,664
TOTAL KOREA (SOUTH)		13,506,209
Mexico - 1.2%
Grupo Televisa SA de CV sponsored ADR (a)	227,900	8,518,902
Telefonos de Mexico SA de CV sponsored ADR	358,700	11,507,096
TOTAL MEXICO		20,025,998
Netherlands - 6.2%
Akzo Nobel NV	221,600	9,683,388
ASML Holding NV (a)	1,343,800	21,349,398
ING Groep NV (Certificaten Van Aandelen)	806,124	20,772,687
Koninklijke Philips Electronics NV	433,600	12,148,777
Royal Dutch Petroleum Co. (Hague Registry)	176,200	9,738,574
STMicroelectronics NV (NY Shares) (a)	200,600	4,880,598
Unilever NV (Certificaten Van Aandelen)	357,800	23,511,013
VNU NV	190,900	5,324,116
TOTAL NETHERLANDS		107,408,551
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	92,400	4,296,600
Norway - 0.5%
Norsk Hydro AS	95,500	4,558,473
Statoil ASA	558,400	4,988,307
TOTAL NORWAY		9,546,780
Singapore - 0.2%
United Overseas Bank Ltd.	384,393	2,762,053
South Africa - 0.1%
Harmony Gold Mining Co. Ltd.	134,900	1,862,408
Spain - 1.9%
Altadis SA	262,100	5,429,137
Banco Popular Espanol SA (Reg.)	173,200	7,685,152
Banco Santander Central Hispano SA	1,336,568	10,650,367
Telefonica SA	1,071,484	9,026,556
TOTAL SPAIN		32,791,212

	Shares	Value (Note 1)
Sweden - 0.2%
Svenska Handelsbanken AB (A Shares)	81,900	$ 1,255,861
Telefonaktiebolaget LM Ericsson AB sponsored ADR (a)	1,195,900	1,722,096
TOTAL SWEDEN		2,977,957
Switzerland - 7.5%
Credit Suisse Group (Reg.)	748,176	23,858,619
Nestle SA (Reg.)	102,962	24,112,718
Novartis AG (Reg.)	728,460	32,177,706
Roche Holding AG (participation certificate)	193,010	14,654,535
Swiss Reinsurance Co. (Reg.)	96,757	9,501,345
UBS AG (Reg.)	420,614	21,247,863
Zurich Financial Services AG	23,470	4,759,894
TOTAL SWITZERLAND		130,312,680
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,415,782	4,916,886
United Microelectronics Corp.	5,822,860	6,988,826
TOTAL TAIWAN		11,905,712
United Kingdom - 14.8%
Abbey National PLC	388,100	4,589,625
Anglo American PLC ADR	125,600	2,053,560
BAA PLC	310,300	2,847,245
BHP Billiton PLC	829,000	4,539,906
BP PLC	4,068,600	34,237,283
British Sky Broadcasting Group PLC (BSkyB) (a)	364,900	3,515,934
BT Group PLC	1,318,800	5,027,257
Cable & Wireless PLC	1,527,100	3,912,459
Carlton Communications PLC	970,000	3,120,378
Diageo PLC	697,800	9,107,240
GlaxoSmithKline PLC	1,982,894	42,771,014
HBOS PLC	510,900	5,556,617
HSBC Holdings PLC (United Kingdom) (Reg.)	1,126,000	13,106,648
Lloyds TSB Group PLC	3,374,300	33,753,057
Logica PLC	484,400	1,484,056
Old Mutual PLC	2,009,700	2,870,756
Prudential PLC	1,338,600	12,303,206
Reed Elsevier PLC	509,400	4,865,323
Rio Tinto PLC (Reg.)	515,000	9,490,500
Shell Transport & Trading Co. PLC (Reg.)	1,295,700	9,719,912
Smith & Nephew PLC	579,200	3,229,581
Vodafone Group PLC	29,152,703	39,793,466
WPP Group PLC	557,700	4,732,893
TOTAL UNITED KINGDOM		256,627,916
United States of America - 3.0%
Baker Hughes, Inc.	90,000	2,996,100
ENSCO International, Inc.	65,900	1,796,434
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	424,500	$ 7,577,325
Grant Prideco, Inc. (a)	80,700	1,097,520
Micron Technology, Inc. (a)	1,591,800	32,186,196
Newmont Mining Corp. Holding Co.	114,900	3,025,317
Transocean, Inc.	56,900	1,772,435
Tyco International Ltd.	118,700	1,603,637
TOTAL UNITED STATES OF AMERICA		52,054,964
TOTAL COMMON STOCKS (Cost $1,496,297,667)		1,535,775,769
Investment Companies - 0.0%

Multi-National - 0.0%
European Warrant Fund, Inc. (a) (Cost $2,953,647)	189,820	569,460
Government Obligations - 0.3%
Ratings (unaudited)		Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.77% 7/5/02 (c) (Cost $4,198,970)	-	$ 4,200,000	4,199,215
Money Market Funds - 13.7%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	169,185,007	169,185,007
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	69,113,351	69,113,351
TOTAL MONEY MARKET FUNDS (Cost $238,298,358)		238,298,358
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,741,748,642)		1,778,842,802
NET OTHER ASSETS - (2.4)%		(42,151,460)
NET ASSETS - 100%		$ 1,736,691,342
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
662 Nikkei 225 Index Contracts	Sept. 2002	$ 34,870,850	$ (3,255,630)

The face value of futures purchased as a percentage of net assets - 2.0%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,524,341.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $567,969,051 and $554,361,128, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $540 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,775,543,309. Net unrealized appreciation aggregated $3,299,493, of which $222,896,309 related to appreciated investment securities and $219,596,816 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $367,608,000 all of which will expire on December 31, 2009.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $69,061,067) (cost $1,741,748,642) - See accompanying schedule		$ 1,778,842,802
Foreign currency held at value (cost $54,326,587)		56,289,397
Receivable for investments sold		10,375,088
Receivable for fund shares sold		7,317,134
Dividends receivable		3,124,182
Interest receivable		261,031
Redemption fees receivable		3,873
Receivable for daily variation on futures contracts		678,550
Other receivables		55,519
Total assets		1,856,947,576
Liabilities
Payable to custodian bank	$ 107,441
Payable for investments purchased	7,515,905
Payable for fund shares redeemed	42,248,192
Accrued management fee	1,054,607
Distribution fees payable	36,011
Other payables and accrued expenses	180,727
Collateral on securities loaned, at value	69,113,351
Total liabilities		120,256,234
Net Assets		$ 1,736,691,342
Net Assets consist of:
Paid in capital		$ 2,170,338,661
Distributions in excess of net investment income		672,840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(470,307,975)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,987,816
Net Assets		$ 1,736,691,342
Calculation of Maximum Offering Price
Initial Class: Net Asset Value, offering price and redemption price per share ($1,399,781,931 ÷ 104,252,073 shares)		$ 13.43
Service Class: Net Asset Value, offering price and redemption price per share ($235,649,978 ÷ 17,602,517 shares)		$ 13.39
Service Class 2: Net Asset Value, offering price and redemption price per share ($82,806,180 ÷ 6,209,497 shares)		$ 13.34
Initial Class R: Net Asset Value, offering price and redemption price per share ($9,561,405 ÷ 712,283 shares)		$ 13.42
Service Class R: Net Asset Value, offering price and redemption price per share ($8,820,216 ÷ 658,998 shares)		$ 13.38
Service Class 2R: Net Asset Value, offering price and redemption price per share ($71,632 ÷ 5,372 shares)		$ 13.33

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 14,646,066
Interest		2,094,877
Security lending		481,485
		17,222,428
Less foreign taxes withheld		(1,570,386)
Total income		15,652,042
Expenses
Management fee	$ 6,548,850
Transfer agent fees	618,410
Distribution fees	210,557
Accounting and security lending fees	440,829
Non-interested trustees' compensation	6,876
Custodian fees and expenses	264,124
Audit	22,916
Legal	5,802
Miscellaneous	40,104
Total expenses before reductions	8,158,468
Expense reductions	(251,256)	7,907,212
Net investment income (loss)		7,744,830
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(54,257,213)
Foreign currency transactions	(798,302)
Futures contracts	4,194,887
Total net realized gain (loss)		(50,860,628)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,008,279
Assets and liabilities in foreign currencies	3,284,046
Futures contracts	(2,619,518)
Total change in net unrealized appreciation (depreciation)		11,672,807
Net gain (loss)		(39,187,821)
Net increase (decrease) in net assets resulting from operations		$ (31,442,991)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,744,830	$ 18,902,581
Net realized gain (loss)	(50,860,628)	(388,398,076)
Change in net unrealized appreciation (depreciation)	11,672,807	(132,338,513)
Net increase (decrease) in net assets resulting from operations	(31,442,991)	(501,834,008)
Distributions to shareholders from net investment income	(12,564,381)	(120,551,919)
Distributions to shareholders from net realized gain	-	(190,776,039)
Total distributions	(12,564,381)	(311,327,958)
Share transactions - net increase (decrease)	(5,598,306)	62,288,250
Redemption fees	55,592	-
Total increase (decrease) in net assets	(49,550,086)	(750,873,716)
Net Assets
Beginning of period	1,786,241,428	2,537,115,144
End of period (including distributions in excess of net investment income of $672,840 and undistributed net investment income of $4,814,201, respectively)	$ 1,736,691,342	$ 1,786,241,428
Other Information:
Share Transactions		Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
Shares Sold	85,597,748	63,092,875	21,560,914	739,707	858,404	5,372
Reinvested	824,761	120,846	30,335	-	-	-
Redeemed	(90,018,173)	(62,997,588)	(18,919,098)	(27,424)	(199,406)	-
Net increase (decrease)	(3,595,664)	216,133	2,672,151	712,283	658,998	5,372
Dollars Sold	$ 1,165,318,639	$ 854,395,037	$ 290,516,042	$ 10,293,398	$ 11,903,674	$ 75,000
Reinvested	10,622,916	1,552,870	388,594	-	-	-
Redeemed	(1,232,639,308)	(858,309,232)	(256,606,275)	(366,371)	(2,743,290)	-
Net increase (decrease)	$ (56,697,753)	$ (2,361,325)	$ 34,298,361	$ 9,927,027	$ 9,160,384	$ 75,000
		Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
Shares Sold	173,999,497	142,723,429	11,546,592	-	-	-
Reinvested	15,519,663	1,933,710	110,941	-	-	-
Redeemed	(195,055,949)	(140,169,677)	(8,740,638)	-	-	-
Net increase (decrease)	(5,536,789)	4,487,462	2,916,895	-	-	-
Dollars Sold	$ 2,794,972,744	$ 2,146,873,700	$ 163,704,441	-	-	-
Reinvested	275,163,626	34,207,331	1,957,001	-	-	-
Redeemed	(3,120,566,680)	(2,110,121,164)	(123,902,749)	-	-	-
Net increase (decrease)	$ (50,430,310)	$ 70,959,867	$ 41,758,693	-	-	-
Distributions		Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
From net investment income	$ 10,622,916	$ 1,552,871	$ 388,594	-	-	-
From net realized gain	-	-	-	-	-	-
Total	$ 10,622,916	$ 1,552,871	$ 388,594	$ -	$ -	$ -
		Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
From net investment income	$ 106,625,905	$ 13,167,676	$ 758,338	-	-	-
From net realized gain	168,537,721	21,039,655	1,198,663	-	-	-
Total	$ 275,163,626	$ 34,207,331	$ 1,957,001	$ -	$ -	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.88	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84
Income from Investment Operations
Net investment income (loss) E	.06	.14	.19 G	.24	.23	.30
Net realized and unrealized gain (loss)	(.41)	(3.86)	(4.93)	7.95	2.13	1.70
Total from investment operations	(.35)	(3.72)	(4.74)	8.19	2.36	2.00
Distributions from net investment income	(.10)	(.93)	(.31)	(.31)	(.38)	(.33)
Distributions in excess of net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	-	(1.47)	(2.33)	(.50)	(1.12)	(1.31)
Total distributions	(.10)	(2.40)	(2.70)	(.81)	(1.50)	(1.64)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 13.43	$ 13.88	$ 20.00	$ 27.44	$ 20.06	$ 19.20
Total Return B, C, D	(2.49)%	(21.21)%	(19.07)%	42.55%	12.81%	11.56%
Ratios to Average Net Assets F
Expenses before expense reductions	.90% A	.92%	.89%	.91%	.91%	.92%
Expenses net of voluntary waivers, if any	.90% A	.92%	.89%	.91%	.91%	.92%
Expenses net of all reductions	.87% A	.87%	.87%	.87%	.89%	.90%
Net investment income (loss)	.90% A	.91%	.84%	1.10%	1.19%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,399,782	$ 1,496,873	$ 2,267,507	$ 2,736,851	$ 2,074,843	$ 1,926,322
Portfolio turnover rate	73% A	98%	136%	78%	84%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Investment income per share reflects a special dividend which amounted to $.04 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 19.94	$ 27.39	$ 20.04	$ 19.20	$ 19.36
Income from Investment Operations
Net investment income (loss) E	.05	.12	.17 H	.22	.15	.01
Net realized and unrealized gain (loss)	(.40)	(3.84)	(4.93)	7.94	2.19	(.17)
Total from investment operations	(.35)	(3.72)	(4.76)	8.16	2.34	(.16)
Distributions from net investment income	(.09)	(.92)	(.30)	(.31)	(.38)	-
Distributions in excess of net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	-	(1.47)	(2.33)	(.50)	(1.12)	-
Total distributions	(.09)	(2.39)	(2.69)	(.81)	(1.50)	-
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 13.39	$ 13.83	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Total Return B, C, D	(2.50)%	(21.27)%	(19.18)%	42.44%	12.69%	(.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.00% A	1.03%	.99%	1.01%	1.01%	1.02% A
Expenses net of voluntary waivers, if any	1.00% A	1.03%	.99%	1.01%	1.01%	1.02% A
Expenses net of all reductions	.97% A	.97%	.97%	.98%	.97%	1.01% A
Net investment income (loss)	.80% A	.81%	.74%	1.00%	.80%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,650	$ 240,525	$ 257,257	$ 144,371	$ 34,720	$ 931
Portfolio turnover rate	73% A	98%	136%	78%	84%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Investment income per share reflects a special dividend which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.04	.10	.12 H
Net realized and unrealized gain (loss)	(.41)	(3.80)	(3.68)
Total from investment operations	(.37)	(3.70)	(3.56)
Distributions from net investment income	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	(.06)
Distributions from net realized gain	-	(1.47)	(2.33)
Total distributions	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E	-	-	-
Net asset value, end of period	$ 13.34	$ 13.81	$ 19.91
Total Return B, C, D	(2.65)%	(21.20)%	(15.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.16% A	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.16% A	1.18%	1.15% A
Expenses net of all reductions	1.13% A	1.12%	1.13% A
Net investment income (loss)	.63% A	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,806	$ 48,843	$ 12,351
Portfolio turnover rate	73% A	98%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Investment income per share reflects a special dividend which amounted to $.04 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.42
Total Return B, C, D	(4.48)%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A
Expenses net of voluntary waivers, if any	.92% A
Expenses net of all reductions	.89% A
Net investment income (loss)	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,561
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Service Class R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.38
Total Return B, C, D	(4.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.02% A
Expenses net of voluntary waivers, if any	1.02% A
Expenses net of all reductions	.99% A
Net investment income (loss)	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,820
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.33
Total Return B, C, D	(4.51)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.17% A
Expenses net of voluntary waivers, if any	1.17% A
Expenses net of all reductions	1.13% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, and Overseas Portfolio (the funds) are funds of Variable Insurance Products Fund. Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio (the funds) are funds of Variable Insurance Products Fund II. The Variable Insurance Products Fund and Variable Insurance Products Fund II (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. VIP Equity-Income, VIP Growth and VIP Contrafund Portfolios also offer Service Class 2R shares. VIP Overseas Portfolio also offers Initial Class R, Service Class R, and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, contingent interest, redemptions in kind, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the applicable funds, is accounted for as an addition to paid in capital.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock markets and to fluctuations

Semiannual Report

2. Operating Policies - continued

Futures Contracts - continued

in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Index 500 Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .45% of the fund's average net assets for High Income and Overseas Portfolios, .30% for Contrafund and Growth Portfolios, .25% for Asset Manager: Portfolio, and .20% for Equity-Income Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For Index 500 Portfolio, FMR receives a fee that is computed at an annual rate of .24% of the fund's average net assets.

For the period each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager	.53%
Contrafund	.58%
Equity-Income	.48%
Growth	.58%
High Income	.58%
Index 500.24%
Overseas	.73%

Sub-Adviser Fee. FMR and Index 500 Portfolio have entered into a sub-advisory agreement with Deutsche Asset Management Inc. (DAMI). DAMI is a registered investment advisor and a wholly-owned, indirect subsidiary of Deutsche Bank AG. DAMI receives a sub-advisory fee from FMR for providing discretionary investment advisory services to the fund.

The Fund has entered into a securities lending agreement with Deutsche Bank Trust Company Americas (DBTCA), also a wholly-owned, indirect subsidiary of Deutsche Bank AG. DBTCA retains up to 20% of the annual revenues for providing securities lending services. For the period, DBTCA retained $92,271.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Service Class R	Service Class 2R
Asset Manager	$ 15,214	$ 16,914	$ -	$ -
Contrafund	$ 622,507	$ 367,506	$ -	$ 47
Equity-Income	$ 449,710	$ 364,071	$ -	$ 49
Growth	$ 781,869	$ 270,101	$ -	$ 44
High Income	$ 118,431	$ 24,994	$ -	$ -
Index 500	$ 2,285	$ 29,620	$ -	$ -
Overseas	$ 127,670	$ 81,977	$ 875	$ 35

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

For the period, each class paid FIIOC the following amounts:

Asset Manager
Initial Class	$ 1,141,692
Service Class	11,417
Service Class 2	5,858
$ 1,158,967
Contrafund
Initial Class	$ 2,363,395
Service Class	425,725
Service Class 2	109,681
Service Class 2R	16
$ 2,898,817
Equity-Income
Initial Class	$ 3,093,905
Service Class	305,378
Service Class 2	108,396
Service Class 2R	18
$ 3,507,697
Growth
Initial Class	$ 3,499,342
Service Class	522,521
Service Class 2	80,314
Service Class 2R	15
$ 4,102,192
High Income
Initial Class	$ 422,144
Service Class	81,531
Service Class 2	9,037
$ 512,712
Index 500
Initial Class	$ 1,099,091
Service Class	2,416
Service Class 2	9,493
$ 1,111,000
Overseas
Initial Class	$ 503,213
Service Class	87,289
Service Class 2	26,285
Initial Class R	836
Service Class R	775
Service Class 2R	12
$ 618,410

Semiannual Report

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager	$ 1,623,258
Contrafund	$ 4,659,538
Equity-Income	$ 1,908,752
Growth	$ 453,067
High Income	$ 525,646
Overseas	$ 1,916,074

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser or in the case of Index 500 Portfolio, Deutsche Asset Management, Inc. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR agreed to reimburse certain fund's to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Index 500
Initial Class	.28%	$ 823,116
Service Class	.38%	2,026
Service Class 2.53%		7,517
		$ 832,659

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction

Asset Manager	$ 609,010	$ 3,905
Contrafund	1,508,696	2,131
Equity-Income	553,700	366
Growth	2,993,829	1,781
High Income	1,515	6,033
Index 500	-	3,639
Overseas	251,256	-

9. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR and certain unaffiliated insurance companies, each were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	FILI %	Number of Unaffiliated Insurance Companies	Unaffiliated Insurance Companies %
Asset Manager	21%	1	18%
Contrafund	16%	2	31%
Equity-Income	13%	1	26%
Growth	12%	2	35%
High Income	14%	2	57%
Index 500	29%	-	-
Overseas	12%	1	29%

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Deutsche Asset Management Inc.
Index 500 Portfolio

FMR Co., Inc.
Asset Manager, Contrafund, Equity-Income, Growth,
High Income, Index 500, and Overseas Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager Portfolio

Fidelity Management & Research (U.K.) Inc.
Asset Manager, Contrafund, High Income, and
Overseas Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager, Contrafund, High Income, and
Overseas Portfolios

Fidelity International Investment Advisors
Overseas Portfolio

Fidelity International Investment Advisors (U.K.) Limited
Overseas Portfolio

Fidelity Investments Japan Limited
Asset Manager, Contrafund, High Income, and
Overseas Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
High Income Portfolio

JPMorgan Chase Bank, New York, NY
Asset Manager, Equity-Income, and Overseas Portfolios

Brown Brothers Harriman & Co., Boston, MA
Contrafund Portfolio

Deutsche Bank Trust Company Americas, New York, NY
Index 500 Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Portfolio

VIPSCGRP1-SANN-0802 157841
1.774860.100

Fidelity® Variable Insurance Products
Service Class

Asset Manager: Growth® Portfolio

Balanced Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Asset Manager: Growth Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Balanced Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Growth & Income Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Growth Opportunities Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Investment Grade Bond Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Mid Cap Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Money Market Portfolio	<Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investments Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Asset Mgr: Growth - Service Class	-14.39%	0.83%	7.81%
Fidelity Asset Manager: Growth® Composite	-10.65%	5.07%	10.99%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
LB 3 Month T-Bill	2.65%	4.91%	5.16%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM Index, the Lehman Brothers ® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $17,530 - a 75.30% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $23,804 - a 138.04% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $17,880 - a 78.80% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $21,676 - a 116.76% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with Richard Habermann (right) and Ford O'Neil (left), Co-Managers of Asset Manager: Growth Portfolio

Q. How did the fund perform, Dick?

R.H. For the six months ending June 30, 2002, the fund trailed both the Fidelity Asset Manager: Growth Composite Index and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which fell 8.35% and 6.29%, respectively. For the 12 months ending June 30, 2002, the fund again lagged the Composite index and Lipper average, which declined 10.65% and 8.12%, respectively.

Q. How did your asset-allocation decisions influence fund results?

R.H. While asset allocation overall was slightly negative, weak stock selection was the main driver of performance versus our benchmarks during the six-month period. The fund benefited from assuming a more cautious stance heading into 2002 by scaling back on equities to around a 70% neutral weighting as valuations began to look stretched, given little-to-no improvement in company fundamentals and heightened uncertainty about corporate governance. Slightly underweighting stocks during the spring also helped, as their prices fell sharply on the slowed pace of economic recovery and persistent geopolitical concerns, which further weakened investor confidence. Our fixed-income strategy, however, restrained performance, particularly versus our peer average. Emphasizing high-yield securities rather than stronger-performing investment-grade bonds hurt. While high-yield bonds benefited from some improvement in the economy, widespread credit quality downgrades curbed their advances. We reduced the fund's high-yield exposure and raised its cash position during the spring to provide a cushion as market conditions deteriorated.

Q. What drove the performance of the fund's equity subportfolio?

R.H. The fund's equity investments - managed by Charles Mangum, who replaced Doug Chase in February - notably underperformed the S&P 500®. Despite favorable sector positioning, poor stock picking dampened results in an unforgiving market. Much of the underperformance came from the health care sector, where the fund was hurt by the continued struggles of leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough. These stocks - and drug stocks in general - declined due to manufacturing problems, sluggish new product pipelines and drug approval delays. Simply put, using health care as a growth alternative failed us during the period, as investors became less enchanted with the sector. Additionally, Charles suffered from some existing holdings that were hurt by accounting concerns, most notably Tyco International and Computer Associates. Finally, holding sizable stakes in poor-performing media stocks Clear Channel Communications and AOL Time Warner also detracted. Conversely, the fund benefited from underweighting large-cap tech stocks, such as Intel and IBM - the latter of which we completely avoided - that suffered from high valuations and persistently weak capital spending. We owned several consumer staples stocks, including Coca-Cola and Avon Products, which - due to their defensive nature - fared well as the prospects for a strong economic recovery waned. Holding defensive financials with little exposure to the capital markets also helped, as did one health care services stock, Cardinal Health.

Q. Turning to you, Ford, how did the fund's fixed-income investments fare?

F.O. Investment-grade bonds performed well despite volatile interest rate and stock market conditions, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against this backdrop, the subportfolio benefited from my emphasis on higher-yielding, higher-quality mortgage and asset-backed securities, which outpaced Treasuries during the period. Reducing our corporate weighting also was important, as was good credit analysis and diversification, which helped us avoid several prominent issuers that experienced severe financial stress. Despite producing a negative return and underperforming investment-grade securities, the fund's high-yield subportfolio beat its benchmark, as Mark Notkin sidestepped several key defaults and credit downgrades. He also benefited from becoming more conservative and reducing exposure to speculative securities, while adding exposure to higher-rated, defensive holdings. Finally, as a conservative vehicle, the strategic cash portion of the fund - managed by John Todd - was effective in providing reasonably steady returns to help offset capital market volatility.

Q. What's your outlook?

F.O. We remain cautious. While evidence of a strengthening economy is a positive for the equity markets, accounting and reporting uncertainties remain a concern. Continued cost cutting should help boost corporate earnings in 2002, but it may take some time for demand-driven earnings to rebound. That said, given the improving backdrop, it might be wise to consider becoming more aggressive.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: maximize total return over the long term by allocating assets among stocks, bonds, short-term instruments and other investments

Start date: January 3, 1995

Size: as of June 30, 2002, more than $340 million

Manager: Richard Habermann and Ford O'Neil, since 2001, Richard Habermann joined Fidelity in 1968; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Cardinal Health, Inc.	5.3
American International Group, Inc.	3.6
General Electric Co.	3.4
Fannie Mae	3.2
Microsoft Corp.	2.8
18.3
Top Five Market Sectors as of June 30, 2002
(stocks only)	% of fund's net assets
Financials	16.3
Health Care	13.0
Information Technology	7.7
Consumer Discretionary	6.9
Consumer Staples	6.3
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stock Class and equity futures	68.7%
Bond Class	24.9%
Short-Term Class	6.4%
* Foreign investments	3.6%

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.1%
Dana Corp.	21,100	$ 390,983
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	39,300	1,118,085
Household Durables - 0.1%
Leggett & Platt, Inc.	16,600	388,440
Media - 3.8%
AOL Time Warner, Inc. (a)	261,900	3,852,549
Clear Channel Communications, Inc. (a)	280,000	8,965,600
Cox Communications, Inc. Class A (a)	3,600	99,180
		12,917,329
Multiline Retail - 0.7%
Federated Department Stores, Inc. (a)	21,700	861,490
Target Corp.	29,200	1,112,520
Wal-Mart Stores, Inc.	10,000	550,100
		2,524,110
Specialty Retail - 1.9%
Home Depot, Inc.	106,100	3,897,053
Lowe's Companies, Inc.	52,400	2,378,960
		6,276,013
TOTAL CONSUMER DISCRETIONARY		23,614,960
CONSUMER STAPLES - 6.3%
Beverages - 1.9%
PepsiCo, Inc.	53,900	2,597,980
The Coca-Cola Co.	71,800	4,020,800
		6,618,780
Food & Drug Retailing - 1.8%
Albertson's, Inc.	69,200	2,107,832
CVS Corp.	109,500	3,350,700
Safeway, Inc. (a)	20,200	589,638
		6,048,170
Food Products - 0.0%
McCormick & Co., Inc. (non-vtg.)	4,500	115,875
Personal Products - 1.0%
Alberto-Culver Co.:
Class A	35,900	1,621,962
Class B	21,800	1,042,040
Gillette Co.	22,000	745,140
		3,409,142
Tobacco - 1.6%
Philip Morris Companies, Inc.	123,900	5,411,952
TOTAL CONSUMER STAPLES		21,603,919

	Shares	Value (Note 1)
ENERGY - 4.1%
Energy Equipment & Services - 0.4%
ENSCO International, Inc.	1,900	$ 51,794
GlobalSantaFe Corp.	11,100	303,585
Halliburton Co.	36,500	581,810
National-Oilwell, Inc. (a)	16,900	355,745
		1,292,934
Oil & Gas - 3.7%
ChevronTexaco Corp.	38,600	3,416,100
Conoco, Inc.	235,800	6,555,240
Exxon Mobil Corp.	68,500	2,803,020
		12,774,360
TOTAL ENERGY		14,067,294
FINANCIALS - 16.1%
Banks - 3.7%
Bank of America Corp.	27,500	1,934,900
Bank One Corp.	34,300	1,319,864
Comerica, Inc.	25,800	1,584,120
FleetBoston Financial Corp.	74,700	2,416,545
PNC Financial Services Group, Inc.	36,100	1,887,308
Synovus Financial Corp.	31,100	855,872
Wachovia Corp.	63,837	2,437,297
		12,435,906
Diversified Financials - 8.1%
Citigroup, Inc.	197,800	7,664,750
Fannie Mae	147,600	10,885,500
Goldman Sachs Group, Inc.	20,500	1,503,675
Merrill Lynch & Co., Inc.	98,000	3,969,000
Morgan Stanley	80,000	3,446,400
		27,469,325
Insurance - 4.3%
AFLAC, Inc.	9,400	300,800
Allmerica Financial Corp.	24,300	1,122,660
American International Group, Inc.	180,700	12,329,161
Hartford Financial Services Group, Inc.	17,900	1,064,513
		14,817,134
TOTAL FINANCIALS		54,722,365
HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 0.8%
C.R. Bard, Inc.	16,300	922,254
Guidant Corp. (a)	62,100	1,877,283
		2,799,537
Health Care Providers & Services - 5.3%
Cardinal Health, Inc.	295,650	18,155,854
Pharmaceuticals - 6.9%
Abbott Laboratories	200	7,530
Bristol-Myers Squibb Co.	226,600	5,823,620
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	88,000	$ 481,360
Eli Lilly & Co.	2,000	112,800
Merck & Co., Inc.	55,700	2,820,648
Pfizer, Inc.	201,000	7,035,000
Schering-Plough Corp.	231,800	5,702,280
Wyeth	27,700	1,418,240
		23,401,478
TOTAL HEALTH CARE		44,356,869
INDUSTRIALS - 5.5%
Airlines - 0.1%
AMR Corp. (a)	11,900	200,634
Delta Air Lines, Inc.	12,900	258,000
		458,634
Building Products - 0.2%
Masco Corp.	29,200	791,612
Commercial Services & Supplies - 0.2%
First Data Corp.	15,000	558,000
Industrial Conglomerates - 4.2%
General Electric Co.	403,500	11,721,675
Tyco International Ltd.	195,600	2,642,556
		14,364,231
Machinery - 0.3%
Ingersoll-Rand Co. Ltd. Class A	18,900	862,974
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	24,900	747,000
Norfolk Southern Corp.	25,600	598,528
Union Pacific Corp.	5,500	348,040
		1,693,568
TOTAL INDUSTRIALS		18,729,019
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	138,691	1,934,739
Comverse Technology, Inc. (a)	40,900	378,734
		2,313,473
Computers & Peripherals - 1.4%
Dell Computer Corp. (a)	144,100	3,766,774
EMC Corp. (a)	64,200	484,710
Sun Microsystems, Inc. (a)	90,400	452,904
		4,704,388
Electronic Equipment & Instruments - 0.3%
Solectron Corp. (a)	143,400	881,910
Internet Software & Services - 0.0%
Check Point Software Technologies Ltd. (a)	10,200	138,312

	Shares	Value (Note 1)
IT Consulting & Services - 0.0%
Electronic Data Systems Corp.	3,900	$ 144,885
Semiconductor Equipment & Products - 1.7%
Altera Corp. (a)	21,800	296,480
Analog Devices, Inc. (a)	13,800	409,860
Atmel Corp. (a)	40,000	250,400
Intel Corp.	71,300	1,302,651
Lattice Semiconductor Corp. (a)	17,100	149,454
Linear Technology Corp.	20,800	653,744
Micron Technology, Inc. (a)	42,100	851,262
Semtech Corp. (a)	12,600	336,420
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	47,300	614,900
United Microelectronics Corp. sponsored ADR	85,200	626,220
Xilinx, Inc. (a)	9,700	217,571
		5,708,962
Software - 3.6%
Adobe Systems, Inc.	14,200	404,700
Computer Associates International, Inc.	115,100	1,828,939
Microsoft Corp. (a)	171,300	9,370,110
Network Associates, Inc. (a)	12,400	238,948
Oracle Corp. (a)	34,400	325,768
VERITAS Software Corp. (a)	6,300	124,677
		12,293,142
TOTAL INFORMATION TECHNOLOGY		26,185,072
MATERIALS - 0.7%
Chemicals - 0.3%
Praxair, Inc.	14,400	820,368
Metals & Mining - 0.4%
Alcoa, Inc.	23,500	779,025
Ryerson Tull, Inc.	51,900	603,597
		1,382,622
TOTAL MATERIALS		2,202,990
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.3%
AT&T Corp.	87,100	931,970
BellSouth Corp.	111,000	3,496,500
McCaw International Ltd. warrants 4/16/07 (a)(f)	910	0
NTL, Inc. warrants 10/14/08 (a)	427	4
Ono Finance PLC rights 5/31/09 (a)(f)	310	3
Qwest Communications International, Inc.	161,300	451,640
SBC Communications, Inc.	149,300	4,553,650
Verizon Communications, Inc.	133,500	5,360,025
		14,793,792
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Horizon PCS, Inc. warrants 10/1/10 (a)(f)	545	$ 9,810
Nextel Communications, Inc. Class A (a)	50,000	160,500
		170,310
TOTAL TELECOMMUNICATION SERVICES		14,964,102
UTILITIES - 1.3%
Electric Utilities - 1.2%
FirstEnergy Corp.	59,800	1,996,124
Southern Co.	41,500	1,137,100
TXU Corp.	18,800	969,140
		4,102,364
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	29,200	158,264
TOTAL UTILITIES		4,260,628
TOTAL COMMON STOCKS (Cost $259,667,906)		224,707,218
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financials - 0.2%
AES Trust VII $3.00	33,600	650,261
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	508	102
TOTAL CONVERTIBLE PREFERRED STOCKS		650,363
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	160	152,640
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	1,273	254,600
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. $127.50 pay-in-kind	503	236,410
Dobson Communications Corp.:
$122.50 pay-in-kind	1	500
$130.00 pay-in-kind	166	83,000

	Shares	Value (Note 1)
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	1,177	$ 270,710
		590,620
TOTAL TELECOMMUNICATION SERVICES		845,220
TOTAL NONCONVERTIBLE PREFERRED STOCKS		997,860
TOTAL PREFERRED STOCKS (Cost $3,425,550)		1,648,223
Corporate Bonds - 20.6%
Ratings (unaudited) (j)		Principal Amount
Convertible Bonds - 2.2%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 230,000	175,519
Specialty Retail - 0.5%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	1,420,000	1,629,791
TOTAL CONSUMER DISCRETIONARY			1,805,310
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	1,460,000	681,236
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Total Renal Care Holdings 7% 5/15/09 (f)	B2	200,000	195,875
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.5%
CIENA Corp. 3.75% 2/1/08	Ba3	420,000	243,600
Comverse Technology, Inc. 1.5% 12/1/05	BB	810,000	631,824
Juniper Networks, Inc. 4.75% 3/15/07	B2	1,420,000	829,834
			1,705,258
Electronic Equipment & Instruments - 0.5%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	1,140,000	482,904
Sanmina-SCI Corp. 4.25% 5/1/04	Ba2	940,000	848,538
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	$ 330,000	$ 188,100
0% 11/20/20	Ba3	420,000	196,350
			1,715,892
Semiconductor Equipment & Products - 0.4%
Agere Systems, Inc. 6.5% 12/15/09	B2	270,000	187,142
Atmel Corp. 0% 5/23/21	CCC+	246,000	72,275
LSI Logic Corp. 4% 2/15/05	Ba3	420,000	353,892
Transwitch Corp. 4.5% 9/12/05	B3	5,000	2,950
Vitesse Semiconductor Corp. 4% 3/15/05	B3	800,000	586,000
			1,202,259
TOTAL INFORMATION TECHNOLOGY			4,623,409
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
4.75% 7/1/07	B3	80,000	36,600
5.25% 1/15/10	B3	165,000	69,927
6% 6/1/11	B3	440,000	197,472
			303,999
TOTAL CONVERTIBLE BONDS			7,609,829
Nonconvertible Bonds - 18.4%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.3%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	100,000	98,500
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	50,000	52,184
Dana Corp. 10.125% 3/15/10 (f)	Ba3	340,000	348,500
Dura Operating Corp. 8.625% 4/15/12 (f)	B1	20,000	20,000
Lear Corp. 7.96% 5/15/05	Ba1	380,000	389,500
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	70,000	71,225
			979,909
Hotels, Restaurants & Leisure - 1.9%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	140,000	147,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Domino's, Inc. 10.375% 1/15/09	B2	$ 300,000	$ 322,500
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	620,000	638,600
HMH Properties, Inc. 7.875% 8/1/08	Ba3	285,000	273,600
Horseshoe Gaming LLC 8.625% 5/15/09	B2	560,000	562,800
International Game Technology 8.375% 5/15/09	Ba1	220,000	231,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	190,000	188,575
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	175,000	185,063
Penn National Gaming, Inc. 8.875% 3/15/10	B3	390,000	386,100
Premier Parks, Inc. 0% 4/1/08 (d)	B2	785,000	758,506
Station Casinos, Inc. 8.375% 2/15/08	B1	970,000	991,825
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	260,000	264,550
8.875% 8/15/11 (f)	B2	200,000	203,500
yankee 8.625% 12/15/07	B2	295,000	301,638
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	180,000	186,300
8.875% 4/15/11	Ba1	510,000	541,875
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	410,000	422,300
			6,605,732
Household Durables - 0.5%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2	250,000	253,750
8.875% 4/1/08	Ba2	55,000	55,825
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	85,000	71,400
D.R. Horton, Inc. 8% 2/1/09	Ba1	200,000	197,000
KB Home 8.625% 12/15/08	Ba3	180,000	181,800
Lennar Corp. 7.625% 3/1/09	Ba1	150,000	151,500
Ryland Group, Inc. 9.125% 6/15/11	Ba3	220,000	233,200
Sealy Mattress Co. 9.875% 12/15/07	B3	240,000	242,400
Standard Pacific Corp. 9.25% 4/15/12	Ba3	120,000	120,000
WCI Communities, Inc. 10.625% 2/15/11	B1	70,000	73,500
			1,580,375
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09 (f)	B2	$ 295,000	$ 295,000
Media - 3.0%
AMC Entertainment, Inc.:
9.5% 2/1/11	Caa3	195,000	193,050
9.875% 2/1/12	Caa3	230,000	230,000
American Media Operations, Inc. 10.25% 5/1/09	B2	270,000	283,500
AOL Time Warner, Inc. 6.875% 5/1/12	Baa1	35,000	32,279
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	110,000	108,132
Chancellor Media Corp.:
8% 11/1/08	Ba1	200,000	198,000
8.125% 12/15/07	Ba2	75,000	74,250
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	B2	110,000	47,300
0% 4/1/11 (d)	B2	580,000	278,400
0% 5/15/11 (d)	B2	230,000	82,800
10% 4/1/09	B2	425,000	293,250
10.75% 10/1/09	B2	385,000	265,650
Corus Entertainment, Inc. 8.75% 3/1/12	B1	765,000	776,475
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	1,310,000	1,048,000
7.625% 7/15/18	Ba2	90,000	71,100
7.875% 2/15/18	Ba2	35,000	26,950
9.875% 4/1/23	BB-	70,000	52,500
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	380,000	347,700
9.375% 2/1/09	B1	670,000	623,100
Entravision Communications Corp. 8.125% 3/15/09 (f)	B3	470,000	472,350
Fox Family Worldwide, Inc. 9.25% 11/1/07	Baa1	195,000	206,700
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (d)	Ba1	60,000	61,200
Lamar Media Corp.:
8.625% 9/15/07	Ba3	30,000	30,750
9.25% 8/15/07	B1	435,000	452,400
LBI Media, Inc. 10.125% 7/15/12	B3	240,000	240,000
News America Holdings, Inc. 7.75% 12/1/45	Baa3	100,000	93,337

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	$ 350,000	$ 355,250
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	575,000	494,500
Quebecor Media, Inc. 11.125% 7/15/11	B2	10,000	9,800
Radio One, Inc. 8.875% 7/1/11	B3	1,185,000	1,185,000
Regal Cinemas Corp. 9.375% 2/1/12 (f)	B3	435,000	452,400
Telewest PLC yankee:
9.625% 10/1/06	Caa3	535,000	214,000
11% 10/1/07	Caa3	85,000	34,425
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	50,000	49,751
Yell Finance BV:
0% 8/1/11 (d)	B2	55,000	37,538
10.75% 8/1/11	B2	600,000	651,000
			10,072,837
Multiline Retail - 0.0%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	80,000	84,019
TOTAL CONSUMER DISCRETIONARY			19,617,872
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	80,000	82,800
Food & Drug Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	Baa3	65,000	67,638
Pathmark Stores, Inc. 8.75% 2/1/12	B2	110,000	112,200
Rite Aid Corp.:
6% 10/1/03 (f)	Caa3	60,000	56,550
6.125% 12/15/08 (f)	Caa3	235,000	138,650
6.875% 8/15/13	Caa3	165,000	100,650
Safeway, Inc. 6.5% 3/1/11	Baa2	65,000	66,971
			542,659
Food Products - 0.3%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	190,000	197,600
Corn Products International, Inc. 8.25% 7/15/07	Ba1	315,000	311,825
Dean Foods Co.:
6.625% 5/15/09	B1	50,000	47,500
6.9% 10/15/17	B1	40,000	34,400
8.15% 8/1/07	B1	240,000	246,000
Del Monte Corp. 9.25% 5/15/11	B3	150,000	156,000
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dole Food Co., Inc. 7.25% 5/1/09 (f)	Ba1	$ 20,000	$ 20,400
Michael Foods, Inc. 11.75% 4/1/11	B2	20,000	22,000
			1,035,725
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	Ba1	60,000	56,700
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	60,000	61,500
10% 11/1/08	Ba3	290,000	334,950
			453,150
Personal Products - 0.2%
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	100,000	70,000
9% 11/1/06	Caa3	130,000	91,000
12% 12/1/05	Caa1	390,000	386,100
			547,100
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	A2	70,000	74,843
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	30,000	30,716
			105,559
TOTAL CONSUMER STAPLES			2,766,993
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	135,000	137,700
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	210,000	218,925
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	100,000	102,250
Trico Marine Services, Inc. 8.875% 5/15/12 (f)	B2	120,000	119,100
			577,975
Oil & Gas - 1.0%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	40,000	42,688
Chesapeake Energy Corp.:
8.125% 4/1/11	B1	610,000	602,375
8.375% 11/1/08	B1	230,000	228,275
8.5% 3/15/12	B1	425,000	419,688
Devon Energy Corp. 7.95% 4/15/32	Baa2	50,000	53,784

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Encore Acquisition Co. 8.375% 6/15/12 (f)	B2	$ 105,000	$ 105,000
Forest Oil Corp. 8% 12/15/11	Ba3	220,000	220,000
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (f)	B2	70,000	72,450
Pemex Project Funding Master Trust 7.875% 2/1/09 (f)	Baa1	100,000	99,750
Petro-Canada 7% 11/15/28	Baa2	50,000	48,994
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)	-	250,000	245,940
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2	732,000	755,790
Series D, 10.25% 3/15/06	B2	70,000	72,275
Suncor Energy, Inc. 7.15% 2/1/32	A3	35,000	36,005
The Coastal Corp. 9.625% 5/15/12	Baa2	75,000	83,060
Valero Energy Corp. 6.875% 4/15/12	Baa2	25,000	25,690
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	370,000	364,450
			3,476,214
TOTAL ENERGY			4,054,189
FINANCIALS - 2.0%
Banks - 0.2%
Bank of America Corp.:
7.125% 9/15/06	Aa2	100,000	109,147
7.8% 2/15/10	Aa3	20,000	22,381
BankBoston Corp. 6.625% 2/1/04	A2	20,000	20,841
Den Danske Bank AS 6.375% 6/15/08 (f)(g)	Aa3	170,000	178,853
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	40,000	43,059
MBNA America Bank NA 6.625% 6/15/12	Baa2	30,000	29,685
MBNA Corp. 7.5% 3/15/12	Baa2	45,000	47,919
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (g)	A1	50,000	52,270
7.816% 11/29/49	A1	100,000	108,886
			613,041
Diversified Financials - 1.4%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	A1	100,000	115,450
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	Baa1	125,000	132,290
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
American Airlines pass thru trust certificate:
7.8% 4/1/08	A	$ 280,000	$ 280,700
7.858% 4/1/13	Baa1	50,000	54,118
American General Finance Corp. 5.875% 7/14/06	A1	100,000	103,268
Amvescap PLC 5.9% 1/15/07	A2	25,000	25,316
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	370,000	370,000
Burlington Resources Finance Co. 7.4% 12/1/31 (f)	Baa1	50,000	52,282
Capital One Financial Corp. 7.125% 8/1/08	Baa3	100,000	93,613
CIT Group, Inc. 7.75% 4/2/12	A2	30,000	29,533
Continental Airlines, Inc. pass thru trust certificate 6.795% 8/2/18	Baa3	178,231	166,313
Countrywide Home Loans, Inc. 5.5% 8/1/06	A3	80,000	81,775
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	45,000	45,353
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	20,000	21,457
7.92% 5/18/12	Baa1	190,000	196,825
10.06% 1/2/16	Ba1	80,000	75,200
Details Capital Corp. 0% 11/15/07 (d)	Caa1	85,000	80,750
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	25,000	26,036
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	40,000	26,000
Ford Motor Credit Co.:
6.5% 1/25/07	A3	50,000	50,046
7.375% 10/28/09	A3	50,000	51,760
7.5% 3/15/05	A3	140,000	146,413
General Electric Capital Corp. 6% 6/15/12	Aaa	65,000	64,054
General Motors Acceptance Corp.:
6.75% 1/15/06	A2	40,000	41,528
6.875% 9/15/11	A2	190,000	188,635

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	$ 125,000	$ 127,326
Household Finance Corp.:
6.375% 10/15/11	A2	20,000	19,132
6.5% 1/24/06	A2	40,000	40,895
8% 5/9/05	A2	15,000	16,158
J.P. Morgan Chase & Co. 5.35% 3/1/07	Aa3	100,000	101,241
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (f)	B1	100,000	96,000
10.5% 6/15/09 (f)	B1	40,000	40,400
Morgan Stanley 6.6% 4/1/12	Aa3	40,000	40,763
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	80,000	76,939
NiSource Finance Corp. 7.875% 11/15/10	Baa3	125,000	129,188
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	100,543	97,489
7.248% 7/2/14	Ba2	128,720	109,232
7.575% 3/1/19	A3	83,684	85,492
7.691% 4/1/17	Baa2	20,000	19,610
8.304% 9/1/10	Ba2	87,680	82,858
Petronas Capital Ltd. 7% 5/22/12 (f)	Baa1	80,000	81,300
PTC International Finance BV 0% 7/1/07 (d)	B1	425,000	429,250
PTC International Finance II SA 11.25% 12/1/09	B1	345,000	348,450
SESI LLC 8.875% 5/15/11	B1	30,000	30,300
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	125,000	78,241
8.75% 3/15/32	Baa3	25,000	18,802
TXU Eastern Funding 6.75% 5/15/09	Baa1	120,000	120,658
			4,708,439
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	Aa2	35,000	35,866
Real Estate - 0.4%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	100,000	103,995
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (f)	Ba3	320,000	323,200
Duke-Weeks Realty LP 6.875% 3/15/05	Baa1	100,000	104,812
EOP Operating LP 7.75% 11/15/07	Baa1	200,000	219,091
ERP Operating LP 7.1% 6/23/04	Baa1	100,000	105,252
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
LNR Property Corp. 10.5% 1/15/09	Ba3	$ 175,000	$ 180,250
Regency Centers LP 6.75% 1/15/12	Baa2	45,000	46,010
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	420,000	432,600
			1,515,210
TOTAL FINANCIALS			6,872,556
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.2%
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	150,000	147,750
11.625% 12/1/06	B2	165,000	183,975
Boston Scientific Corp. 6.625% 3/15/05	Baa2	110,000	111,100
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (f)	B2	40,000	40,000
			482,825
Health Care Providers & Services - 0.9%
Alderwoods Group, Inc. 11% 1/2/07	-	410,000	412,050
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	200,000	204,000
Fountain View, Inc. 11.25% 4/15/08 (c)	-	460,000	276,000
HealthSouth Corp.:
7.625% 6/1/12 (f)	Ba1	70,000	68,600
8.375% 10/1/11	Ba1	260,000	271,700
8.5% 2/1/08	Ba1	110,000	112,750
10.75% 10/1/08	Ba2	120,000	131,100
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	235,000	237,350
Service Corp. International (SCI):
6.3% 3/15/03	B1	140,000	135,800
7.2% 6/1/06	B1	120,000	112,800
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	210,000	233,100
Triad Hospitals, Inc. 8.75% 5/1/09	B1	575,000	603,750
Unilab Corp. 12.75% 10/1/09	B3	97,000	113,005
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	180,000	187,200
			3,099,205

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Pharmaceuticals - 0.2%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	$ 250,000	$ 232,500
Biovail Corp. 7.875% 4/1/10	B2	450,000	434,250
			666,750
TOTAL HEALTH CARE			4,248,780
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	395,000	410,800
Transdigm, Inc. 10.375% 12/1/08 (f)	B3	70,000	71,750
			482,550
Airlines - 0.1%
Delta Air Lines, Inc.:
8.3% 12/15/29	Ba3	290,000	208,800
8.54% 1/2/07	Ba1	52,729	49,565
			258,365
Commercial Services & Supplies - 0.8%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	495,000	475,200
7.875% 1/1/09	Ba3	40,000	38,500
8.875% 4/1/08	Ba3	390,000	386,100
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	210,000	209,475
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	220,000	200,200
Iron Mountain, Inc.:
8.25% 7/1/11	B2	125,000	125,000
8.625% 4/1/13	B2	215,000	218,763
8.75% 9/30/09	B2	60,000	61,050
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	295,000	308,275
Mail-Well I Corp. 9.625% 3/15/12 (f)	B1	210,000	212,100
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	85,000	85,638
Pierce Leahy Corp. 9.125% 7/15/07	B2	115,000	119,025
World Color Press, Inc.:
7.75% 2/15/09	Baa2	180,000	180,000
8.375% 11/15/08	Baa2	30,000	30,900
			2,650,226
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	Ba3	60,000	63,600
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	55,000	58,025
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc. 8.75% 3/15/12	B2	$ 100,000	$ 102,000
Tyco International Group SA yankee 6.375% 10/15/11	Ba2	330,000	252,618
			476,243
Marine - 0.3%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	775,000	806,000
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	170,000	142,800
10.25% 11/15/06	B2	320,000	230,400
			1,179,200
Road & Rail - 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09 (f)	Ba2	340,000	340,000
9.5% 10/1/08	Ba2	40,000	43,200
TFM SA de CV 11.75% 6/15/09	B1	885,000	834,113
			1,217,313
TOTAL INDUSTRIALS			6,263,897
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12 (f)	Ba3	240,000	240,000
Motorola, Inc. 8% 11/1/11	Baa2	45,000	43,914
			283,914
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.65% 8/1/05	Baa2	40,000	42,712
Hewlett-Packard Co. 6.5% 7/1/12	A3	65,000	64,675
Seagate Technology HDD Holdings 8% 5/15/09 (f)	Ba2	180,000	179,100
			286,487
Electronic Equipment & Instruments - 0.1%
Fisher Scientific International, Inc. 8.125% 5/1/12 (f)	B3	125,000	124,063
Flextronics International Ltd. 9.875% 7/1/10	Ba2	260,000	269,100
Solectron Corp. 9.625% 2/15/09	Ba3	170,000	154,700
			547,863

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09 (f)	B1	$ 295,000	$ 241,900
Semiconductor Equipment & Products - 0.3%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	120,000	124,200
10.5% 2/1/09	B2	80,000	84,400
Micron Technology, Inc. 6.5% 9/30/05 (i)	Ba2	1,000,000	890,000
			1,098,600
TOTAL INFORMATION TECHNOLOGY			2,458,764
MATERIALS - 1.8%
Chemicals - 0.4%
Compass Minerals Group, Inc. 10% 8/15/11	B3	350,000	367,500
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	120,000	122,400
Huntsman International LLC 9.875% 3/1/09 (f)	B3	275,000	276,375
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	115,000	106,950
9.625% 5/1/07	Ba3	130,000	123,500
9.875% 5/1/07	Ba3	80,000	76,400
OM Group, Inc. 9.25% 12/15/11	B3	370,000	381,100
			1,454,225
Containers & Packaging - 0.7%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	505,000	507,525
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	190,000	181,450
7.35% 5/15/08	B3	80,000	72,000
7.5% 5/15/10	B3	70,000	63,525
7.8% 5/15/18	B3	30,000	25,800
7.85% 5/15/04	B3	320,000	312,800
8.1% 5/15/07	B3	150,000	140,250
Packaging Corp. of America 9.625% 4/1/09	Ba2	375,000	403,125
Riverwood International Corp. 10.625% 8/1/07	B3	275,000	286,000
Sealed Air Corp.:
6.95% 5/15/09 (f)	Baa3	300,000	267,000
8.75% 7/1/08 (f)	Baa3	120,000	124,200
			2,383,675
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.5%
AK Steel Corp.:
7.75% 6/15/12 (f)	B1	$ 300,000	$ 298,500
7.875% 2/15/09	B1	170,000	169,150
9.125% 12/15/06	B1	110,000	115,225
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	575,000	553,438
7.5% 11/15/06	B3	80,000	72,400
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	390,000	399,750
			1,608,463
Paper & Forest Products - 0.2%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	30,000	29,250
8.125% 5/15/11	Ba1	100,000	96,000
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2	40,000	41,000
Stone Container Corp.:
8.375% 7/1/12 (f)	B2	170,000	171,275
9.75% 2/1/11	B2	205,000	219,350
Weyerhaeuser Co.:
6.75% 3/15/12 (f)	Baa2	50,000	51,776
7.375% 3/15/32 (f)	Baa2	150,000	153,225
			761,876
TOTAL MATERIALS			6,208,239
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T Corp.:
6.5% 3/15/29	Baa2	100,000	69,000
8% 11/15/31 (f)	Baa2	30,000	23,400
British Telecommunications PLC 8.875% 12/15/30	Baa1	80,000	87,133
Citizens Communications Co. 8.5% 5/15/06	Baa2	70,000	67,743
Deutsche Telekom International Finance BV 8.25% 6/15/05 (e)	Baa1	50,000	51,158
Diamond Cable Communications PLC yankee:
10.75% 2/15/07 (c)	Ca	555,000	138,750
11.75% 12/15/05 (c)	Ca	345,000	86,250
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa3	100,000	101,818
NTL Communications Corp.:
0% 10/1/08 (c)(d)	Ca	660,000	171,600
11.5% 10/1/08 (c)	Ca	390,000	117,000
NTL, Inc. 0% 4/1/08 (c)(d)	Ca	75,000	20,250

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	$ 35,000	$ 34,475
Qwest Corp.
8.875% 3/15/12 (f)	Baa3	530,000	471,700
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	185,000	123,950
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	100,000	100,293
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	100,000	102,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (c)	C	5,000	100
Telewest Communications PLC:
9.875% 2/1/10	Caa3	185,000	74,000
11.25% 11/1/08	Caa3	170,000	68,000
Tritel PCS, Inc. 0% 5/15/09 (d)	Baa2	374,000	299,200
U.S. West Communications 7.2% 11/1/04	Baa3	335,000	298,150
Verizon New York, Inc. 7.375% 4/1/32	A1	25,000	23,581
WorldCom, Inc.:
6.4% 8/15/05 (c)	Ca	260,000	42,900
6.5% 5/15/04 (c)	Ca	45,000	7,425
7.375% 1/15/06 (c)(f)	CCC-	40,000	6,600
7.5% 5/15/11 (c)	Ca	1,075,000	177,375
8% 5/16/06 (c)	Ca	230,000	37,950
8.25% 5/15/31 (c)	Ca	535,000	88,275
			2,890,076
Wireless Telecommunication Services - 1.1%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	Baa2	50,000	40,387
8.75% 3/1/31	Baa2	50,000	38,615
Crown Castle International Corp.:
9.375% 8/1/11	B3	90,000	56,700
9.5% 8/1/11	B3	35,000	21,875
10.75% 8/1/11	B3	110,000	70,950
Dobson Communications Corp. 10.875% 7/1/10	B3	15,000	9,750
Echostar Broadband Corp. 10.375% 10/1/07	B1	455,000	436,800
Millicom International Cellular SA 13.5% 6/1/06	Caa1	490,000	171,500
Nextel Communications, Inc.:
0% 10/31/07 (d)	B3	1,250,000	650,000
0% 2/15/08 (d)	B3	160,000	75,200
Orange PLC yankee 9% 6/1/09	Baa3	365,000	317,550
PanAmSat Corp.:
6.125% 1/15/05	Ba2	150,000	136,500
6.375% 1/15/08	Ba2	230,000	213,900
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	$ 250,000	$ 167,500
SpectraSite Holdings, Inc.:
0% 3/15/10 (d)	Caa3	515,000	133,900
10.75% 3/15/10	Caa3	265,000	116,600
12.5% 11/15/10	Caa3	185,000	83,250
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	Baa2	245,000	196,000
10.625% 7/15/10	Baa2	88,000	83,600
VoiceStream Wireless Corp. 0% 11/15/09 (d)	Baa2	1,061,000	774,530
			3,795,107
TOTAL TELECOMMUNICATION SERVICES			6,685,183
UTILITIES - 1.0%
Electric Utilities - 0.6%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	Baa2	50,000	52,804
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa3	130,000	126,963
CMS Energy Corp.:
7.5% 1/15/09	B3	160,000	113,600
8.375% 7/1/03	B3	305,000	250,100
9.875% 10/15/07	B3	295,000	221,250
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	40,000	39,788
Edison International 6.875% 9/15/04	B3	140,000	127,400
FirstEnergy Corp. 6.45% 11/15/11	Baa2	85,000	82,526
Illinois Power Co. 7.5% 6/15/09	Baa2	60,000	56,790
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	80,000	66,842
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	105,000	94,500
7.05% 3/1/24	B3	55,000	50,600
9.625% 11/1/05 (f)	Caa2	180,000	180,000
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	60,000	55,800
8.625% 2/15/08	Baa3	190,000	180,500
PSI Energy, Inc. 6.65% 6/15/06	A3	75,000	77,835
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	50,000	45,415
Sierra Pacific Power Co. 8% 6/1/08	Ba2	100,000	95,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Southern California Edison Co. 7.625% 1/15/10	Ba3	$ 245,000	$ 222,950
TECO Energy, Inc. 7% 5/1/12	A3	50,000	52,436
Texas Utilities Co. 6.375% 1/1/08	Baa3	10,000	10,084
			2,203,183
Gas Utilities - 0.0%
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	40,000	31,600
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	25,000	26,016
El Paso Energy Corp. 7.75% 1/15/32	Baa2	30,000	27,820
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	25,000	26,440
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	30,000	22,500
Sempra Energy 7.95% 3/1/10	A2	40,000	42,643
			177,019
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
9.375% 9/15/10	Ba3	355,000	220,100
9.5% 6/1/09	Ba3	445,000	289,250
Western Resources, Inc.:
7.875% 5/1/07 (f)	Ba1	290,000	287,825
9.75% 5/1/07 (f)	Ba2	320,000	307,200
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	30,000	24,294
7.5% 1/15/31	Baa2	35,000	25,135
			1,153,804
TOTAL UTILITIES			3,534,006
TOTAL NONCONVERTIBLE BONDS			62,710,479
TOTAL CORPORATE BONDS (Cost $74,878,494)			70,320,308
U.S. Government and Government Agency Obligations - 1.5%

U.S. Government Agency Obligations - 0.2%
Fannie Mae:
5.5% 5/2/06	Aa2	125,000	131,304
6.25% 2/1/11	Aa2	65,000	68,325
7.25% 5/15/30	Aaa	105,000	119,566
Freddie Mac:
5.5% 7/15/06	Aaa	170,000	178,311
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.75% 1/15/12	Aaa	$ 150,000	$ 154,112
5.875% 3/21/11	Aa2	205,000	210,118
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			861,736
U.S. Treasury Obligations - 1.3%
U.S. Treasury Bills, yield at date of purchase 1.67% to 1.73% 7/25/02 to 8/8/02 (k)	-	550,000	549,079
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	220,000	238,313
6.625% 2/15/27	Aaa	50,000	56,141
8.125% 8/15/19	Aaa	80,000	102,472
8.875% 8/15/17	Aaa	50,000	67,441
8.875% 2/15/19	Aaa	259,000	352,273
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	1,275,000	1,288,451
3.5% 11/15/06	Aaa	180,000	176,794
6.125% 8/15/07	Aaa	30,000	32,698
6.5% 2/15/10	Aaa	280,000	313,006
7% 7/15/06	Aaa	1,050,000	1,172,841
7.25% 8/15/04	Aaa	20,000	21,753
TOTAL U.S. TREASURY OBLIGATIONS			4,371,262
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,115,471)			5,232,998
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 1.7%
5.5% 1/1/32	Aaa	257,743	250,192
6% 4/1/13 to 6/1/32	Aaa	1,725,031	1,744,829
6.5% 5/1/17 to 6/1/31	Aaa	2,837,735	2,910,238
6.5% 7/1/32 (l)	Aaa	260,000	264,956
6.5% 7/1/32 (l)	Aaa	187,218	190,787
7.5% 5/1/24 to 2/1/28	Aaa	189,839	200,408
TOTAL FANNIE MAE			5,561,410
Freddie Mac - 0.0%
7.5% 8/1/28	Aaa	61,454	64,943
Government National Mortgage Association - 0.5%
6.5% 8/15/27	Aaa	409,921	420,617
7% 7/15/28 to 7/15/31	Aaa	448,755	467,199

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
7% 7/1/32 (l)	Aaa	$ 423,000	$ 439,127
7.5% 1/15/26 to 8/15/28	Aaa	380,569	402,984
8.5% 11/15/30	Aaa	55,305	59,214
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			1,789,141
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,191,517)			7,415,494
Asset-Backed Securities - 0.2%

BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	66,117	66,262
CIT Marine Trust 5.8% 4/15/10	Aaa	51,040	51,742
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	180,000	185,262
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	130,000	133,276
Ford Credit Auto Owner Trust 5.71% 9/15/05	A1	35,000	36,548
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	125,000	129,829
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	50,000	52,840
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	14,926	14,913
TOTAL ASSET-BACKED SECURITIES (Cost $652,741)			670,672
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0192% 12/29/25 (f)(g)	Ba3	65,496	31,774
U.S. Government Agency - 0.1%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	100,000	102,417
Collateralized Mortgage Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	$ 100,000	$ 101,484
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	90,953	97,906
TOTAL U.S. GOVERNMENT AGENCY			301,807
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $315,116)			333,581
Commercial Mortgage Securities - 0.6%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	150,664	161,473
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.341% 4/15/36 (g)(h)	Aaa	408,534	26,682
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	98,926	105,090
Class B, 7.48% 2/1/08	A	80,000	86,738
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 1/17/12	Baa3	70,000	72,097
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	140,000	138,688
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.168% 4/29/39 (f)(g)	-	320,000	258,500
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 8.1258% 4/15/19 (f)(g)	-	250,000	5,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (f)	BBB-	67,862	66,675
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	Ba1	250,000	248,203

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (g)	Baa3	$ 180,000	$ 177,300
LTC Commercial Mortgage pass thru trust certificate:
sequential pay Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	97,517	100,656
Series 1996-1 Class E, 9.16% 4/15/28	B+	500,000	391,875
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	80,000	81,675
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	140,000	145,338
Class E2, 7.224% 12/15/10 (f)	Baa3	100,000	103,063
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,459,088)			2,169,053
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12	Baa1	40,000	40,375
Malaysian Government 7.5% 7/15/11	Baa2	25,000	26,563
Polish Government 6.25% 7/3/12	Baa1	50,000	50,055
United Mexican States 9.875% 2/1/10	Baa2	80,000	89,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $199,074)			206,393
Money Market Funds - 9.6%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	26,676,016	26,676,016
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	5,975,275	5,975,275
TOTAL MONEY MARKET FUNDS (Cost $32,651,291)		32,651,291
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $386,556,248)		345,355,231
NET OTHER ASSETS - (1.4)%		(4,802,967)
NET ASSETS - 100%		$ 340,552,264
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
31 S&P 500 Index Contracts	Sept. 2002	$ 7,673,275	$ (52,356)
The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,540,007 or 4.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	11/1/99	$ 787,500
(j) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $524,121.
(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Ratings
Aaa, Aa, A	4.8%
Baa	2.7%
Ba	6.4%
B	9.3%
Caa, Ca, C	1.2%
D	0.0%
Not rated	0.4%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $379,906,205 and $416,873,803, respectively, of which long-term U.S. government and government agency obligations aggregated $32,170,724 and $33,692,761, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,042 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $890,000 or 0.3% of net assets.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $391,495,304. Net unrealized depreciation aggregated $46,140,073, of which $8,521,769 related to appreciated investment securities and $54,661,842 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $54,724,000 all of which will expire on December 31, 2009.

Asset Manager: Growth Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,851,924) (cost $386,556,248) - See accompanying schedule		$ 345,355,231
Cash		153,017
Receivable for investments sold		3,353,291
Receivable for fund shares sold		10,084
Dividends receivable		294,808
Interest receivable		1,728,826
Other receivables		18,135
Total assets		350,913,392
Liabilities
Payable for investments purchased
Regular delivery	$ 2,893,929
Delayed delivery	893,937
Payable for fund shares redeemed	367,238
Accrued management fee	171,871
Distribution fees payable	1,665
Payable for daily variation on futures contracts	14,725
Other payables and accrued expenses	42,488
Collateral on securities loaned, at value	5,975,275
Total liabilities		10,361,128
Net Assets		$ 340,552,264
Net Assets consist of:
Paid in capital		$ 428,295,402
Undistributed net investment income		6,941,936
Accumulated undistributed net realized gain (loss) on investments		(53,431,904)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(41,253,170)
Net Assets		$ 340,552,264
Initial Class: Net Asset Value, offering price and redemption price per share ($328,320,328 ÷ 30,788,768 shares)		$ 10.66
Service Class: Net Asset Value, offering price and redemption price per share ($7,605,499 ÷ 717,126 shares)		$ 10.61
Service Class 2: Net Asset Value, offering price and redemption price per share ($4,626,437 ÷ 438,007 shares)		$ 10.56

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,695,227
Interest		4,794,279
Security lending		10,309
Total income		6,499,815
Expenses
Management fee	$ 1,124,115
Transfer agent fees	135,761
Distribution fees	10,831
Accounting and security lending fees	73,630
Non-interested trustees' compensation	663
Custodian fees and expenses	18,392
Audit	16,649
Legal	1,274
Miscellaneous	19,909
Total expenses before reductions	1,401,224
Expense reductions	(99,285)	1,301,939
Net investment income (loss)		5,197,876
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,771,018
Futures contracts	(745,796)
Total net realized gain (loss)		6,025,222
Change in net unrealized appreciation (depreciation) on: Investment securities	(62,186,261)
Assets and liabilities in foreign currencies	6
Futures contracts	(52,356)
Total change in net unrealized appreciation (depreciation)		(62,238,611)
Net gain (loss)		(56,213,389)
Net increase (decrease) in net assets resulting from operations		$ (51,015,513)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,197,876	$ 11,049,699
Net realized gain (loss)	6,025,222	(61,039,175)
Change in net unrealized appreciation (depreciation)	(62,238,611)	12,082,275
Net increase (decrease) in net assets resulting from operations	(51,015,513)	(37,907,201)
Distributions to shareholders from net investment income	(10,416,607)	(13,343,864)
Distributions to shareholders from net realized gain	-	(16,105,049)
Total distributions	(10,416,607)	(29,448,913)
Share transactions - net increase (decrease)	(12,043,877)	(16,320,571)
Total increase (decrease) in net assets	(73,475,997)	(83,676,685)
Net Assets
Beginning of period	414,028,261	497,704,946
End of period (including undistributed net investment income of $6,941,936 and undistributed net investment income of $12,720,942, respectively)	$ 340,552,264	$ 414,028,261
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	995,820	43,163	47,320
Reinvested	852,581	19,176	10,444
Redeemed	(2,861,044)	(110,163)	(39,266)
Net increase (decrease)	(1,012,643)	(47,824)	18,498
Dollars
Sold	$ 11,822,542	$ 532,927	$ 560,205
Reinvested	10,068,980	225,322	122,305
Redeemed	(33,613,874)	(1,308,776)	(453,508)
Net increase (decrease)	$ (11,722,352)	$ (550,527)	$ 229,002

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	2,648,332	86,383	262,678
Reinvested	2,071,741	53,533	15,343
Redeemed	(6,380,641)	(244,489)	(74,696)
Net increase (decrease)	(1,660,568)	(104,573)	203,325
Dollars
Sold	$ 33,703,712	$ 1,109,889	$ 3,373,478
Reinvested	28,507,157	732,326	209,431
Redeemed	(80,043,164)	(3,021,914)	(891,486)
Net increase (decrease)	$ (17,832,295)	$ (1,179,699)	$ 2,691,423

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,068,980	$ 225,322	$ 122,305
From net realized gain	-	-	-
Total	$ 10,068,980	$ 225,322	$ 122,305

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 12,927,664	$ 322,572	$ 93,628
From net realized gain	15,579,493	409,753	115,803
Total	$ 28,507,157	$ 732,325	$ 209,431

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10
Income from Investment Operations
Net investment income (loss) E	.16	.32	.42	.40	.41	.36
Net realized and unrealized gain (loss)	(1.74)	(1.31)	(2.52)	2.04	2.19	2.92
Total from investment operations	(1.58)	(.99)	(2.10)	2.44	2.60	3.28
Distributions from net investment income	(.32)	(.39)	(.37)	(.41)	(.34)	-
Distributions from net realized gain	-	(.47)	(1.50)	(.68)	(1.59)	(.02)
Total distributions	(.32)	(.86)	(1.87)	(1.09)	(1.93)	(.02)
Net asset value, end of period	$ 10.66	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36
Total Return B,C,D	(12.83)%	(7.39)%	(12.47)%	15.26%	17.57%	25.07%
Ratios to Average Net Assets F
Expenses before expense reductions	.72% A	.73%	.69%	.71%	.73%	.77%
Expenses net of voluntary waivers, if any	.72% A	.73%	.69%	.71%	.73%	.77%
Expenses net of all reductions	.66% A	.72%	.68%	.70%	.72%	.76%
Net investment income (loss)	2.69% A	2.55%	2.61%	2.38%	2.60%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,320	$ 399,273	$ 482,165	$ 580,555	$ 528,874	$ 483,231
Portfolio turnover rate	206% A	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35	$ 15.94
Income from Investment Operations
Net investment income (loss) E	.15	.31	.40	.38	.40	.07
Net realized and unrealized gain (loss)	(1.71)	(1.32)	(2.50)	2.03	2.14	.34
Total from investment operations	(1.56)	(1.01)	(2.10)	2.41	2.54	.41
Distributions from net investment income	(.30)	(.37)	(.36)	(.41)	(.34)	-
Distributions from net realized gain	-	(.47)	(1.50)	(.68)	(1.59)	-
Total distributions	(.30)	(.84)	(1.86)	(1.09)	(1.93)	-
Net asset value, end of period	$ 10.61	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Total Return B,C,D	(12.74)%	(7.57)%	(12.54)%	15.13%	17.18%	2.57%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.83%	.80%	.82%	.89%	.88% A
Expenses net of voluntary waivers, if any	.82% A	.83%	.80%	.82%	.89%	.87% A
Expenses net of all reductions	.77% A	.82%	.79%	.81%	.88%	.87% A
Net investment income (loss)	2.58% A	2.44%	2.50%	2.27%	2.65%	2.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,605	$ 9,542	$ 12,449	$ 10,825	$ 3,165	$ 10
Portfolio turnover rate	206% A	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income (loss) E	.14	.28	.34
Net realized and unrealized gain (loss)	(1.72)	(1.30)	(1.96)
Total from investment operations	(1.58)	(1.02)	(1.62)
Distributions from net investment income	(.29)	(.38)	(.36)
Distributions from net realized gain	-	(.47)	(1.50)
Total distributions	(.29)	(.85)	(1.86)
Net asset value, end of period	$ 10.56	$ 12.43	$ 14.30
Total Return B,C,D	(12.94)%	(7.66)%	(10.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A	1.00%	.97% A
Expenses net of voluntary waivers, if any	1.01% A	1.00%	.97% A
Expenses net of all reductions	.96% A	.99%	.95% A
Net investment income (loss)	2.39% A	2.28%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,626	$ 5,213	$ 3,091
Portfolio turnover rate	206% A	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Asset Manager: Growth Portfolio

See accompanying notes which are an integral part of the financial statements.

Performance

Fidelity Variable Insurance Products: Balanced Portfolio - Service Class

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity ® VIP: Balanced - Service Class	-8.54%	2.56%	6.67%
Fidelity Balanced 60/40 Composite	-7.77%	5.65%	11.27%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
Variable Annuity Balanced Funds Average	-7.62%	4.60%	n/a*

Average annual total returns take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Fidelity Balanced 60/40 Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM Index and the Lehman Brothers® Aggregate Bond Index. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity balanced funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 66 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Balanced Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,217 - a 62.17% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $24,426 - a 144.26% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $18,261 - an 82.61% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $22,265 - a 122.65% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with Louis Salemy (right), who became Lead Portfolio Manager of Balanced Portfolio on February 6, 2002, and Ford O'Neil (left), manager for fixed-income investments

Q. How did the fund perform, Louis?

L.S. For the six months ending June 30, 2002, the fund lagged both the Fidelity Balanced 60/40 Composite Index and the Lipper Inc. variable annuity balanced funds average, which declined 6.54% and 6.16%, respectively. Similarly, for the 12 months ending June 30, 2002, the fund trailed the Composite index and Lipper average, which dropped 7.77% and 7.62%, respectively.

Q. What affected the fund's performance during the six-month period?

L.S. While being conservative helped in an uncertain market environment, poor stock picking hampered our relative performance. The fund benefited from its slight bias toward stronger-performing fixed-income securities - that is, bonds and cash - at the expense of equities, which trailed most other asset classes during the period. However, we lost ground by investing in a handful of stocks and high-yield bonds of companies - including Tyco International and Adelphia Communications, respectively - that were wracked by accounting scandals and credit-quality downgrades. Concerns about corporate governance also overwhelmed our equity holdings in advertising conglomerate Omnicom. On a sector level, the fund's fairly aggressive positioning in financial stocks hurt results. Here, we emphasized brokerage firms, such as Merrill Lynch and Morgan Stanley, and other transaction-oriented companies that stood to benefit from a potential economic rebound. Unfortunately, we were early, and persistently weak capital markets activity plagued these stocks. Fund performance also suffered from underweighting banks - based on credit-quality concerns and potential yield-curve flattening - as they continued to benefit from last year's sharply declining interest rates. Finally, in the biotechnology industry, our holdings in Amgen offset some of what we gained from otherwise underweighting a group that stumbled on numerous disappointments with high-profile drugs.

Q. What other moves influenced performance?

L.S. Shying away from technology stocks provided a relative boost versus the index. The fund was helped by my decision to reduce its tech weighting after taking over the portfolio in February, based on my cautious growth outlook for a sector vulnerable to further declines. I felt that the earnings expectations and valuations of tech hardware firms were still too high given continued deterioration in capital spending and the absence of any major breakthrough technologies. Underweighting companies such as Intel and IBM, which were hurt as the market rotated away from large-cap growth stocks, further benefited the fund. I sold off Intel and IBM during the period. However, the stocks I felt could benefit from a PC upgrade cycle, such as Microsoft, generally dampened performance. The fund's stake in defensive, stable-growth stocks paid off. While it was tough to find many quality companies that were attractively priced and had good earnings growth, we were successful in consumer staples with Gillette and McCormick & Co., and such specialty retailers as Hollywood Entertainment. The fund benefited from my decision to further emphasize these names, as well as defensive financials such as Freddie Mac and Fannie Mae, which helped hedge against my more "offensive" cyclical positioning in the brokerage houses. Finally, trimming some cyclical positions to take profits during the spring increased the fund's cash weighting, which, given the weak equity market, helped performance.

Q. Turning to you, Ford, what drove the investment-grade portion of the fund?

F.O. Despite volatile interest rate and stock market conditions, investment-grade bonds fared well, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against a backdrop of falling interest rates and yield-curve steepening, favorable sector allocation proved critical to the subportfolio's success. The fund benefited from my emphasis on higher-yielding spread sectors, namely mortgage and asset-backed securities, which outperformed Treasuries during the period. Strong security selection in these groups also aided performance. We primarily benefited from reducing our weighting in corporates, given heightened downside risk, and adding more exposure to high-quality mortgage securities, which performed very well as mortgage rates rose and prepayment activity slowed. Within corporates, good credit analysis and diversification were key, as we successfully avoided several prominent issuers that experienced severe financial stress.

Q. What's your outlook, Louis?

L.S. I remain cautious, as I feel the earnings recovery that many investors are expecting in the second half of 2002 is unlikely to occur. That said, I'll continue to toe the line between offense and defense, looking for companies on both sides with strong earnings growth and attractive relative valuations.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks both income and growth of capital

Start date: January 3, 1995

Size: as of June 30, 2002, more than $292 million

Manager: Louis Salemy, since February 2002, and Ford O'Neil, since 2001; Louis Salemy joined Fidelity in 1992; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Morgan Stanley	3.3
Microsoft Corp.	3.1
Gillette Co.	2.6
BellSouth Corp.	2.5
Freddie Mac	2.3
13.8
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	17.5
Consumer Discretionary	13.2
Consumer Staples	9.0
Telecommunication Services	5.0
Industrials	4.9
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	53.7%
Bonds	37.6%
Short-Term Investments and Net Other Assets	8.3%
Other Investments	0.4%

* Foreign investments 3.0%

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.6%
Media - 4.0%
AOL Time Warner, Inc. (a)	12	$ 177
Comcast Corp. Class A (special) (a)	47,000	1,120,480
E.W. Scripps Co. Class A	15,300	1,178,100
EchoStar Communications Corp. Class A (a)	133,700	2,481,472
General Motors Corp. Class H (a)	72,700	756,080
Omnicom Group, Inc.	91,300	4,181,540
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	150	0
Walt Disney Co.	106,700	2,016,630
		11,734,479
Multiline Retail - 3.1%
Kohls Corp. (a)	50,100	3,511,008
Wal-Mart Stores, Inc.	100,100	5,506,501
		9,017,509
Specialty Retail - 2.1%
Hollywood Entertainment Corp. (a)	79,500	1,644,060
Home Depot, Inc.	126,650	4,651,855
		6,295,915
Textiles Apparel & Luxury Goods - 0.4%
Liz Claiborne, Inc.	35,700	1,135,260
TOTAL CONSUMER DISCRETIONARY		28,183,163
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
The Coca-Cola Co.	51,200	2,867,200
Food & Drug Retailing - 0.8%
Rite Aid Corp.	1,392	3,271
Walgreen Co.	63,800	2,464,594
		2,467,865
Food Products - 0.6%
McCormick & Co., Inc. (non-vtg.)	56,000	1,442,000
Unilever PLC sponsored ADR	10,400	379,808
		1,821,808
Household Products - 1.3%
Colgate-Palmolive Co.	34,200	1,711,710
Kimberly-Clark Corp.	33,200	2,058,400
		3,770,110
Personal Products - 2.6%
Gillette Co.	222,700	7,542,849
Tobacco - 1.8%
Philip Morris Companies, Inc.	118,350	5,169,528
TOTAL CONSUMER STAPLES		23,639,360
ENERGY - 2.0%
Oil & Gas - 2.0%
Exxon Mobil Corp.	139,932	5,726,017

	Shares	Value (Note 1)
FINANCIALS - 11.7%
Banks - 1.1%
Bank One Corp.	27,000	$ 1,038,960
Wells Fargo & Co.	45,800	2,292,748
		3,331,708
Diversified Financials - 9.4%
Fannie Mae	84,200	6,209,750
Freddie Mac	110,700	6,774,840
Goldman Sachs Group, Inc.	10,300	755,505
Merrill Lynch & Co., Inc.	96,900	3,924,450
Morgan Stanley	225,400	9,710,221
		27,374,766
Insurance - 1.2%
American International Group, Inc.	49,850	3,401,266
TOTAL FINANCIALS		34,107,740
HEALTH CARE - 3.4%
Biotechnology - 0.9%
Amgen, Inc. (a)	62,800	2,630,064
Health Care Equipment & Supplies - 0.1%
Align Technology, Inc. (a)	47,000	189,927
Pharmaceuticals - 2.4%
Allergan, Inc.	17,900	1,194,825
Bristol-Myers Squibb Co.	15,800	406,060
Johnson & Johnson	20,100	1,050,426
Pfizer, Inc.	128,300	4,490,500
		7,141,811
TOTAL HEALTH CARE		9,961,802
INDUSTRIALS - 4.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	16,400	1,139,800
Northrop Grumman Corp.	11,500	1,437,500
United Technologies Corp.	10,200	692,580
		3,269,880
Airlines - 0.3%
Mesaba Holdings, Inc. (a)	2,493	14,634
Southwest Airlines Co.	45,600	736,896
		751,530
Building Products - 0.3%
American Standard Companies, Inc. (a)	11,400	856,140
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	10,000	627,500
First Data Corp.	16,300	606,360
		1,233,860
Industrial Conglomerates - 1.8%
General Electric Co.	181,600	5,275,480
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.2%
Albany International Corp. Class A	20,700	$ 557,037
TOTAL INDUSTRIALS		11,943,927
INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	133,700	1,865,115
Electronic Equipment & Instruments - 0.0%
Insilco Corp. warrants 8/15/07 (a)	60	1
Software - 3.1%
Microsoft Corp. (a)	163,300	8,932,510
TOTAL INFORMATION TECHNOLOGY		10,797,626
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	24,904	1,105,738
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.1%
BellSouth Corp.	227,500	7,166,250
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	290	44
warrants 1/15/07 (CV ratio .6) (a)	50	8
McCaw International Ltd. warrants 4/16/07 (a)(g)	290	0
NTL, Inc. warrants 10/14/08 (a)	199	2
Ono Finance PLC rights 5/31/09 (a)(g)	210	2
Qwest Communications International, Inc.	32,600	91,280
SBC Communications, Inc.	59,470	1,813,835
		9,071,421
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	348,700	1,119,327
TOTAL TELECOMMUNICATION SERVICES		10,190,748
TOTAL COMMON STOCKS (Cost $140,363,179)		135,656,121
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	152	30

	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc. Series M, $11.125	3,961	$ 253,504
Granite Broadcasting Corp. $127.50 pay-in-kind	100	62,000
PRIMEDIA, Inc. Series F, $9.20	4,135	140,590
Sinclair Capital 11.625%	1,365	141,960
		598,054
FINANCIALS - 0.1%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	50	47,700
Real Estate - 0.1%
California Federal Preferred Capital Corp. Series A, $2.2812	8,000	208,000
TOTAL FINANCIALS		255,700
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Fresenius Medical Care Capital Trust II $78.75	255	236,345
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,090,099
TOTAL PREFERRED STOCKS (Cost $1,413,385)		1,090,129
Corporate Bonds - 16.7%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 5.75% 5/15/08	Caa1	$ 110,000	80,850
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	260,000	110,136
Sanmina-SCI Corp. 0% 9/12/20	Ba2	300,000	108,000
Solectron Corp. liquid yield option note 0% 5/8/20	Ba3	40,000	22,800
			240,936
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	B3	$ 150,000	$ 63,570
TOTAL CONVERTIBLE BONDS			385,356
Nonconvertible Bonds - 16.6%
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	40,000	39,400
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	150,000	156,552
Dura Operating Corp. 8.625% 4/15/12 (g)	B1	115,000	115,000
Meritor Automotive, Inc. 6.8% 2/15/09	Baa3	200,000	186,000
			496,952
Hotels, Restaurants & Leisure - 0.8%
Alliance Gaming Corp. 10% 8/1/07	B3	100,000	105,000
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2	100,000	98,250
Boyd Gaming Corp. 9.25% 10/1/03	Ba3	230,000	234,600
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	110,000	115,500
Extended Stay America, Inc. 9.875% 6/15/11	B2	95,000	98,325
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	140,000	137,900
HMH Properties, Inc. 7.875% 8/1/08	Ba3	100,000	96,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	90,000	91,800
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	120,000	119,100
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	150,000	158,625
Park Place Entertainment Corp. 8.125% 5/15/11	Ba2	210,000	207,900
Penn National Gaming, Inc. 11.125% 3/1/08	B3	120,000	127,500
Six Flags, Inc. 9.5% 2/1/09	B2	200,000	204,000
Station Casinos, Inc. 8.375% 2/15/08	B1	100,000	102,250

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10 (g)	Caa1	$ 195,000	$ 196,463
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	100,000	103,000
			2,196,213
Household Durables - 0.3%
Beazer Homes USA, Inc. 8.875% 4/1/08	Ba2	150,000	152,250
Champion Enterprises, Inc. 11.25% 4/15/07 (g)	B2	105,000	88,200
D.R. Horton, Inc.:
8% 2/1/09	Ba1	75,000	73,875
10.5% 4/1/05	Ba1	100,000	106,000
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	200,000	200,000
Ryland Group, Inc. 9.125% 6/15/11	Ba3	160,000	169,600
			789,925
Internet & Catalog Retail - 0.0%
J. Crew Operating Corp. 10.375% 10/15/07	Caa1	120,000	104,400
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 5.6% 11/1/05	Ba3	150,000	139,500
The Hockey Co. 11.25% 4/15/09 (g)	B2	70,000	70,000
			209,500
Media - 1.8%
Adelphia Communications Corp. 10.875% 10/1/10 (d)	Caa2	295,000	120,950
American Media Operations, Inc. 10.25% 5/1/09	B2	80,000	84,000
AOL Time Warner, Inc.:
6.875% 5/1/12	Baa1	140,000	129,115
7.7% 5/1/32	Baa1	105,000	93,146
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	650,000	638,960
CanWest Media, Inc. 10.625% 5/15/11	B2	275,000	275,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)	B2	75,000	27,000
8.25% 4/1/07	B2	180,000	122,400
10% 5/15/11	B2	120,000	80,400
10.75% 10/1/09	B2	70,000	48,300
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	220,000	218,900
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	115,000	117,635
Corus Entertainment, Inc. 8.75% 3/1/12	B1	240,000	243,600
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	$ 230,000	$ 230,000
News America Holdings, Inc.:
7.375% 10/17/08	Baa3	500,000	526,483
7.75% 12/1/45	Baa3	200,000	186,673
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	270,000	274,050
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06 (d)	Caa1	240,000	182,400
Pegasus Satellite Communications, Inc. 0% 3/1/07 (e)	Caa1	200,000	50,000
Penton Media, Inc. 11.875% 10/1/07 (g)	B3	130,000	111,800
Radio One, Inc. 8.875% 7/1/11	B3	200,000	200,000
Telewest PLC yankee 11% 10/1/07	Caa3	315,000	127,575
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	150,000	149,252
Time Warner, Inc. 8.18% 8/15/07	Baa1	910,000	968,882
Yell Finance BV 0% 8/1/11 (e)	B2	130,000	88,725
			5,295,246
Multiline Retail - 0.0%
JCPenney Co., Inc. 7.375% 8/15/08	Ba3	35,000	34,125
Specialty Retail - 0.1%
AutoNation, Inc. 9% 8/1/08	Ba2	140,000	144,200
Gap, Inc. 6.9% 9/15/07	Ba3	100,000	90,000
United Auto Group, Inc. 9.625% 3/15/12 (g)	B3	150,000	151,500
			385,700
Textiles Apparel & Luxury Goods - 0.1%
The William Carter Co. 10.875% 8/15/11	B3	200,000	218,000
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	120,000	119,700
			337,700
TOTAL CONSUMER DISCRETIONARY			9,849,761
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	140,000	144,550

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Food & Drug Retailing - 0.3%
Fred Meyer, Inc. 7.375% 3/1/05	Baa3	$ 300,000	$ 321,811
Kroger Co. 8.05% 2/1/10	Baa3	225,000	250,120
Pathmark Stores, Inc. 8.75% 2/1/12	B2	40,000	40,800
Rite Aid Corp. 12.5% 9/15/06	B-	215,000	199,950
Roundy's, Inc. 8.875% 6/15/12 (g)	B2	90,000	89,775
			902,456
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07 (h)	Ba1	155,000	153,438
Dean Foods Co. 8.15% 8/1/07	B1	130,000	133,250
Del Monte Corp. 9.25% 5/15/11	B3	120,000	124,800
Doane Pet Care Co. 9.75% 5/15/07	B-	150,000	130,500
Dole Food Co., Inc. 7.25% 5/1/09 (g)	Ba1	90,000	91,800
			633,788
Household Products - 0.1%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	210,000	215,250
10% 11/1/08	Ba3	180,000	207,900
			423,150
Tobacco - 0.2%
Philip Morris Companies, Inc. 6.95% 6/1/06	A2	500,000	530,867
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	125,000	127,983
			658,850
TOTAL CONSUMER STAPLES			2,762,794
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	45,000	45,900
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	145,000	150,800
Trico Marine Services, Inc. 8.875% 5/15/12 (g)	B2	50,000	49,625
			246,325
Oil & Gas - 0.6%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	150,000	160,079
Chesapeake Energy Corp. 8.125% 4/1/11	B1	290,000	286,375
Devon Energy Corp. 7.95% 4/15/32	Baa2	200,000	215,137
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pemex Project Funding Master Trust 7.875% 2/1/09 (g)	Baa1	$ 180,000	$ 179,550
Plains Exploration & Production Co. LP 8.75% 7/1/12 (g)	-	100,000	98,376
Suncor Energy, Inc. 7.15% 2/1/32	A3	135,000	138,876
The Coastal Corp. 7.75% 6/15/10	Baa2	350,000	346,414
Vintage Petroleum, Inc. 8.25% 5/1/12 (g)	Ba3	130,000	128,050
Western Oil Sands, Inc. 8.375% 5/1/12 (g)	Ba2	225,000	226,125
			1,778,982
TOTAL ENERGY			2,025,307
FINANCIALS - 5.7%
Banks - 1.2%
BankAmerica Corp. 5.875% 2/15/09	Aa2	500,000	504,131
BankBoston Corp. 6.625% 2/1/04	A2	60,000	62,524
Barclays Bank PLC yankee 8.55% 9/29/49 (f)(g)	Aa3	145,000	166,891
Capital One Bank 6.5% 7/30/04	Baa2	250,000	252,525
First Union Corp. 7.55% 8/18/05	A1	715,000	782,365
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	140,000	150,705
FleetBoston Financial Corp. 7.25% 9/15/05	A1	275,000	299,054
Korea Development Bank 7.375% 9/17/04	A3	160,000	171,593
MBNA Corp.:
6.25% 1/17/07	Baa2	120,000	122,811
6.34% 6/2/03	Baa2	100,000	98,192
7.5% 3/15/12	Baa2	175,000	186,353
PNC Funding Corp. 5.75% 8/1/06	A2	155,000	159,765
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (j)	A1	145,000	151,582
8.817% 3/31/49	A1	120,000	130,590
Sovereign Bancorp, Inc. 10.5% 11/15/06	Ba2	100,000	111,000
Washington Mutual, Inc. 5.625% 1/15/07	A3	250,000	253,210
			3,603,291

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Diversified Financials - 3.8%
Abbey National Capital Trust I 8.963% 12/29/49 (f)	A1	$ 200,000	$ 230,900
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	Baa1	250,000	264,581
Alliance Capital Management LP 5.625% 8/15/06	A2	150,000	153,720
American Airlines pass thru trust certificate 7.858% 4/1/13	Baa1	200,000	216,472
American Gen. Finance Corp. 5.875% 7/14/06	A1	500,000	516,338
Amvescap PLC 6.6% 5/15/05	A2	100,000	105,954
Armkel Finance, Inc. 9.5% 8/15/09	B2	230,000	238,050
Associates Corp. of North America 6% 7/15/05	Aa1	250,000	266,418
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	120,000	120,000
Burlington Resources Finance Co. 7.4% 12/1/31 (g)	Baa1	125,000	130,705
Capital One Financial Corp. 7.125% 8/1/08	Baa3	160,000	149,780
CIT Group, Inc. 7.75% 4/2/12	A2	125,000	123,053
Continental Airlines, Inc. pass thru trust certificate 7.461% 4/1/13	Baa3	136,441	131,900
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	170,000	173,771
6.85% 6/15/04	A3	255,000	269,731
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	Aa3	170,000	176,216
6.5% 1/15/12	Aa3	60,000	60,470
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	45,000	48,278
7.779% 1/2/12	Baa2	250,000	252,650
7.92% 5/18/12	Baa1	50,000	51,796
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	210,000	218,702
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	130,000	129,025
Ford Motor Credit Co.:
6.5% 1/25/07	A3	190,000	190,174
6.875% 2/1/06	A3	150,000	153,460
7.375% 10/28/09	A3	650,000	672,882
General Electric Capital Corp. 6% 6/15/12	Aaa	275,000	270,999
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	$ 220,000	$ 227,939
6.75% 1/15/06	A2	80,000	83,057
7.5% 7/15/05	A2	500,000	532,876
7.75% 1/19/10	A2	200,000	211,619
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	310,000	315,768
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (g)	B3	266,094	242,146
Household Finance Corp.:
6.375% 10/15/11	A2	50,000	47,831
6.5% 1/24/06	A2	75,000	76,679
8% 5/9/05	A2	30,000	32,315
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A2	200,000	235,267
ING Capital Funding Trust III 8.439% 12/31/10	A1	150,000	167,249
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	300,000	303,722
6.75% 2/1/11	A1	185,000	191,755
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	150,000	157,097
Morgan Stanley 6.6% 4/1/12	Aa3	160,000	163,054
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	140,000	134,644
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	200,000	201,192
7.875% 11/15/10	Baa3	315,000	325,553
Northwest Airlines pass thru trust certificate 8.304% 9/1/10	Ba2	87,680	82,858
Petronas Capital Ltd. 7% 5/22/12 (g)	Baa1	385,000	391,256
Popular North America, Inc. 6.125% 10/15/06	A3	220,000	225,550
RFS Partnership LP/RFS Financing, Inc. 9.75% 3/1/12	B1	40,000	40,800
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	500,000	312,966
8.75% 3/15/32	Baa3	120,000	90,248
Stone Container Finance Co. yankee 11.5% 8/15/06 (g)	B2	370,000	395,900
TCI Communications Financing III 9.65% 3/31/27	Baa3	180,000	179,891

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TXU Eastern Funding 6.75% 5/15/09	Baa1	$ 160,000	$ 160,878
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Ba2	150,000	75,000
UBS Preferred Funding Trust 1 8.622% 12/29/49	A1	300,000	343,696
			11,264,831
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (g)	Aa2	100,000	100,843
6.25% 2/15/12 (g)	Aa2	130,000	133,216
			234,059
Real Estate - 0.6%
BRE Properties, Inc. 5.95% 3/15/07	Baa2	250,000	253,856
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	15,000	15,541
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	100,000	103,995
Duke Realty LP 7.3% 6/30/03	Baa1	500,000	519,194
EOP Operating LP 6.625% 2/15/05	Baa1	200,000	209,243
ERP Operating LP 7.1% 6/23/04	Baa1	200,000	210,504
Meditrust Corp. 7.82% 9/10/26	Ba3	155,000	154,225
ProLogis Trust 6.7% 4/15/04	Baa1	55,000	57,164
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	160,000	164,800
			1,688,522
TOTAL FINANCIALS			16,790,703
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
ALARIS Medical Systems, Inc. 11.625% 12/1/06	B2	160,000	178,400
Health Care Providers & Services - 0.4%
Alderwoods Group, Inc. 11% 1/2/07	-	140,000	140,700
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	110,000	113,300
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	B2	235,000	244,400
HCA, Inc. 7.125% 6/1/06	Ba1	180,000	185,400
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (g)	B3	145,000	146,450
Service Corp. International (SCI) 6.5% 3/15/08	B1	140,000	124,600
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Triad Hospitals, Inc. 8.75% 5/1/09	B1	$ 120,000	$ 126,000
Unilab Corp. 12.75% 10/1/09	B3	46,000	53,590
			1,134,440
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10 (g)	Caa1	155,000	144,150
TOTAL HEALTH CARE			1,456,990
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Raytheon Co. 8.2% 3/1/06	Baa3	500,000	551,381
Building Products - 0.1%
American Standard, Inc. 7.375% 2/1/08	Ba2	130,000	132,600
Commercial Services & Supplies - 0.1%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	40,000	39,900
Iron Mountain, Inc.:
8.625% 4/1/13	B2	100,000	101,750
8.75% 9/30/09	B2	130,000	132,275
			273,925
Construction & Engineering - 0.0%
Blount, Inc. 7% 6/15/05	Caa1	120,000	105,600
Machinery - 0.3%
Case Corp. 7.25% 1/15/16	Ba2	80,000	61,600
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	120,000	126,600
Joy Global, Inc. 8.75% 3/15/12	B2	155,000	158,100
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	B3	110,000	106,150
Terex Corp. 9.25% 7/15/11	B2	150,000	153,750
Tyco International Group SA yankee:
5.8% 8/1/06	Ba2	190,000	149,975
6.75% 2/15/11	Ba2	200,000	155,314
			911,489
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	200,000	208,000

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Road & Rail - 0.0%
TFM SA de CV 12.5% 6/15/12 (g)	B1	$ 70,000	$ 66,675
TOTAL INDUSTRIALS			2,249,670
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Motorola, Inc. 8% 11/1/11	Baa2	200,000	195,174
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 6.5% 7/1/12	A3	270,000	268,650
Seagate Technology HDD Holdings 8% 5/15/09 (g)	Ba2	70,000	69,650
			338,300
Electronic Equipment & Instruments - 0.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	230,000	236,900
Flextronics International Ltd. 9.875% 7/1/10	Ba2	100,000	103,500
			340,400
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	175,000	181,125
TOTAL INFORMATION TECHNOLOGY			1,054,999
MATERIALS - 1.0%
Chemicals - 0.3%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (g)	B3	120,000	122,400
Huntsman International LLC 9.875% 3/1/09 (g)	B3	60,000	60,300
IMC Global, Inc. 10.875% 6/1/08	Ba1	160,000	172,800
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	180,000	171,900
Methanex Corp. yankee 7.4% 8/15/02	Ba1	425,000	425,000
			952,400
Containers & Packaging - 0.3%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	200,000	201,000
Owens-Illinois, Inc. 7.35% 5/15/08	B3	190,000	171,000
Riverwood International Corp.:
10.625% 8/1/07	B3	150,000	156,000
10.625% 8/1/07	B3	80,000	84,000
Sealed Air Corp. 8.75% 7/1/08 (g)	Baa3	150,000	155,250
			767,250
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.2%
AK Steel Corp. 7.75% 6/15/12 (g)	B1	$ 110,000	$ 109,450
Better Minerals & Aggregates Co. 13% 9/15/09	Caa2	110,000	101,200
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	109,000	114,995
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	265,000	271,625
			597,270
Paper & Forest Products - 0.2%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	115,000	112,125
8.125% 5/15/11	Ba1	205,000	196,800
Weyerhaeuser Co. 6.75% 3/15/12 (g)	Baa2	200,000	207,103
			516,028
TOTAL MATERIALS			2,832,948
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Corp.:
6.5% 3/15/29	Baa2	575,000	396,750
8% 11/15/31 (g)	Baa2	100,000	78,000
British Telecommunications PLC 8.875% 12/15/30	Baa1	250,000	272,292
Citizens Communications Co. 8.5% 5/15/06	Baa2	165,000	159,680
Deutsche Telekom International Finance BV 8.25% 6/15/05 (f)	Baa1	250,000	255,788
FairPoint Communications, Inc. 12.5% 5/1/10	B3	30,000	29,175
NTL Communications Corp. 11.5% 10/1/08 (d)	Ca	350,000	105,000
NTL, Inc. 0% 4/1/08 (d)(e)	Ca	260,000	70,200
Ono Finance PLC 13% 5/1/09	Caa2	265,000	87,450
Qwest Corp. 8.875% 3/15/12 (g)	Baa3	400,000	356,000
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	220,000	220,644
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	450,000	459,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (d)	C	136,000	2,720
TELUS Corp. 7.5% 6/1/07	Baa2	610,000	547,293
Triton PCS, Inc. 9.375% 2/1/11	B2	200,000	136,000

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Verizon New York, Inc. 7.375% 4/1/32	A1	$ 95,000	$ 89,609
WorldCom, Inc.:
7.5% 5/15/11 (d)	Ca	410,000	67,650
7.875% 5/15/03 (d)	Ca	75,000	12,375
8.25% 5/15/31 (d)	Ca	340,000	56,100
			3,401,726
Wireless Telecommunication Services - 0.4%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1	200,000	40,000
American Tower Corp. 9.375% 2/1/09	Caa1	115,000	64,400
AT&T Wireless Services, Inc.:
7.875% 3/1/11	Baa2	250,000	201,935
8.75% 3/1/31	Baa2	250,000	193,073
Crown Castle International Corp. 10.75% 8/1/11	B3	80,000	51,600
Echostar Broadband Corp. 10.375% 10/1/07	B1	420,000	403,200
Millicom International Cellular SA 13.5% 6/1/06	Caa1	211,000	73,850
Nextel Communications, Inc. 0% 10/31/07 (e)	B3	210,000	109,200
			1,137,258
TOTAL TELECOMMUNICATION SERVICES			4,538,984
UTILITIES - 1.7%
Electric Utilities - 1.2%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (g)	Baa2	150,000	158,413
Avon Energy Partners Holdings 6.46% 3/4/08 (g)	Baa3	300,000	292,993
CMS Energy Corp.:
8.375% 7/1/03	B3	220,000	180,400
8.5% 4/15/11	B3	30,000	21,000
Detroit Edison Co. 6.125% 10/1/10	A3	165,000	164,454
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	185,000	184,020
FirstEnergy Corp. 6.45% 11/15/11	Baa2	195,000	189,325
Hydro-Quebec 6.3% 5/11/11	A1	700,000	742,056
Illinois Power Co. 7.5% 6/15/09	Baa2	150,000	141,975
Israel Electric Corp. Ltd. 7.75% 12/15/27 (g)	A3	315,000	263,192
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	75,000	86,292
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	160,000	156,800
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
6.25% 3/1/04	B3	$ 60,000	$ 57,600
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	500,000	454,152
Southern California Edison Co. 8.95% 11/3/03	Ba3	200,000	205,000
TECO Energy, Inc. 7% 5/1/12	A3	210,000	220,232
Texas Utilities Co. 6.375% 1/1/08	Baa3	40,000	40,335
			3,558,239
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	70,000	72,845
El Paso Energy Corp. 7.75% 1/15/32	Baa2	110,000	102,007
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	100,000	105,758
Sempra Energy 7.95% 3/1/10	A2	95,000	101,277
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	185,000	198,043
			579,930
Multi-Utilities & Unregulated Power - 0.3%
AES Corp.:
8% 12/31/08	Ba3	315,000	189,000
9.5% 6/1/09	Ba3	120,000	78,000
Calpine Corp. 8.5% 2/15/11	B1	170,000	111,350
Western Resources, Inc.:
7.875% 5/1/07 (g)	Ba1	110,000	109,175
9.75% 5/1/07 (g)	Ba2	100,000	96,000
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	225,000	182,205
7.5% 1/15/31	Baa2	35,000	25,135
			790,865
TOTAL UTILITIES			4,929,034
TOTAL NONCONVERTIBLE BONDS			48,491,190
TOTAL CORPORATE BONDS (Cost $50,707,172)			48,876,546
U.S. Government and Government Agency Obligations - 7.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 1.5%
Fannie Mae:
5.5% 5/2/06	Aa2	$ 350,000	$ 367,652
6.25% 2/1/11	Aa2	165,000	173,441
7.125% 6/15/10	Aaa	320,000	360,095
7.25% 5/15/30	Aaa	1,383,000	1,574,850
Freddie Mac:
5.5% 7/15/06	Aaa	530,000	555,911
5.75% 3/15/09	Aaa	700,000	734,194
6.25% 7/15/32	Aaa	166,000	166,896
6.75% 3/15/31	Aaa	244,000	262,208
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			4,195,247
U.S. Treasury Obligations - 5.7%
U.S. Treasury Bills, yield at date of purchase 1.67% to 1.77% 7/5/02 to 8/8/02 (i)	-	1,400,000	1,398,812
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	945,000	1,023,664
6.625% 2/15/27	Aaa	50,000	56,141
11.25% 2/15/15	Aaa	845,000	1,312,787
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	500,000	505,275
3.5% 11/15/06	Aaa	340,000	333,944
4.75% 11/15/08	Aaa	80,000	81,464
5.75% 11/15/05	Aaa	5,150,000	5,496,018
7% 7/15/06	Aaa	5,800,000	6,478,548
TOTAL U.S. TREASURY OBLIGATIONS			16,686,653
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,416,508)			20,881,900
U.S. Government Agency - Mortgage Securities - 11.5%

Fannie Mae - 7.7%
5.5% 2/1/11 to 3/1/32	Aaa	1,743,450	1,706,063
6% 4/1/09 to 6/1/32	Aaa	7,211,841	7,239,921
6.5% 9/1/16 to 5/1/31	Aaa	7,632,305	7,826,854
6.5% 7/1/32 (h)	Aaa	2,552,786	2,601,448
7% 12/1/24 to 2/1/28	Aaa	744,470	775,679
7.5% 5/1/15 to 8/1/28	Aaa	1,807,319	1,904,275
8% 1/1/26	Aaa	406,024	435,222
TOTAL FANNIE MAE			22,489,462
Freddie Mac - 0.1%
7.5% 1/1/27	Aaa	171,948	181,501
U.S. Government Agency - Mortgage Securities - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Government National Mortgage Association - 3.7%
6% 7/1/32 (h)	Aaa	$ 2,000,000	$ 1,996,250
6.5% 10/15/27 to 10/15/31	Aaa	3,650,960	3,744,250
7% 1/15/28 to 3/15/32	Aaa	3,617,209	3,764,203
7% 7/1/32 (h)	Aaa	728,000	755,755
7.5% 6/15/27 to 3/15/28	Aaa	620,814	657,628
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			10,918,086
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,823,992)			33,589,049
Asset-Backed Securities - 1.3%

American Express Credit Account Master Trust:
2.19% 12/15/08 (j)	A1	200,000	199,794
6.1% 12/15/06	A1	200,000	210,088
Capital One Master Trust:
2.21% 4/16/07 (j)	A2	200,000	200,079
5.45% 3/16/09	Aaa	400,000	415,356
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	65,000	66,859
5.07% 2/15/08	Aaa	430,000	438,063
Discover Card Master Trust I 5.75% 12/15/08	Aaa	600,000	630,037
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	100,000	103,625
5.71% 9/15/05	A1	90,000	93,980
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	270,000	276,197
5.09% 10/18/06	Aaa	145,000	149,736
MBNA Credit Card Master Note Trust 5.75% 10/15/08	Aaa	200,000	210,570
Sears Credit Account Master Trust II:
2.13% 6/16/08 (j)	A1	200,000	199,344
6.75% 9/16/09	Aaa	365,000	394,529
7.5% 11/15/07	A2	200,000	211,360
TOTAL ASSET-BACKED SECURITIES (Cost $3,660,067)			3,799,617
Commercial Mortgage Securities - 1.1%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	$ 500,000	$ 560,202
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	160,000	167,904
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	500,000	561,630
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	500,000	544,844
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (j)	Baa3	500,000	492,500
J.P. Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class A2, 7.77% 10/15/32	Aaa	225,000	252,518
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	500,000	530,781
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,903,312)			3,110,379
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 7.125% 1/11/12	Baa1	160,000	161,500
Malaysian Government 7.5% 7/15/11	Baa2	110,000	116,875
Ontario Province 6% 2/21/06	Aa3	200,000	212,018
Polish Government 6.25% 7/3/12	Baa1	225,000	225,245
Quebec Province yankee 7.125% 2/9/24	A1	30,000	32,561
United Mexican States 9.875% 2/1/10	Baa2	200,000	223,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $943,129)			971,699
Floating Rate Loans - 0.4%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wyndham International, Inc. term loan 6.625% 6/30/06 (j)	-	$ 220,000	$ 193,600
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Suiza Foods Corp. Tranche B term loan 4.11% 7/15/08 (j)	Ba2	249,375	249,998
FINANCIALS - 0.1%
Diversified Financials - 0.1%
American Tower LP Tranche B term loan 4.97% 12/31/07 (j)	B2	150,000	130,500
Nextel Finance Co. Tranche D term loan 4.9375% 3/31/09 (j)	-	450,000	342,000
			472,500
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 4.6723% 7/21/06 (j)	Ba3	147,443	147,075
Tranche C term loan 4.9311% 7/21/07 (j)	Ba3	176,932	176,489
			323,564
TOTAL FLOATING RATE LOANS (Cost $1,306,790)			1,239,662
Money Market Funds - 16.6%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	48,332,714	48,332,714
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	207,500	207,500
TOTAL MONEY MARKET FUNDS (Cost $48,540,214)		48,540,214
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $303,077,748)	297,755,316
NET OTHER ASSETS - (2.0)%	(5,696,149)
NET ASSETS - 100%	$ 292,059,167
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
80 S&P 500 Index Contracts	Sept. 2002	$ 19,802,000	$ (135,112)
The face value of futures purchased as a percentage of net assets - 6.8%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,824,083 or 2.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,398,812.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

Aaa, Aa, A	24.5%
Baa	5.5%
Ba	2.9%
B	3.4%
Caa, Ca, C	0.7%
D	0.0%
Not Rated	0.3%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $212,667,164 and $212,732,707, respectively, of which long-term U.S. government and government agency obligations aggregated $66,103,383 and $64,745,009, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,666 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $27,495.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $1,239,662 or 0.4% of net assets.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $303,343,620. Net unrealized depreciation aggregated $5,588,304, of which $14,080,588 related to appreciated investment securities and $19,668,892 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $12,626,000 of which $1,350,000 and $11,276,000 will expire on December 31, 2008 and 2009, respectively.

Balanced Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $234,995) (cost $303,077,748) - See accompanying schedule		$ 297,755,316
Cash		231,651
Receivable for investments sold		783,150
Receivable for fund shares sold		62,245
Dividends receivable		174,313
Interest receivable		1,677,902
Total assets		300,684,577
Liabilities
Payable for investments purchased Regular delivery	$ 2,012,194
Delayed delivery	5,737,951
Payable for fund shares redeemed	460,650
Accrued management fee	107,826
Distribution fees payable	6,286
Payable for daily variation on futures contracts	38,000
Other payables and accrued expenses	55,003
Collateral on securities loaned, at value	207,500
Total liabilities		8,625,410
Net Assets		$ 292,059,167
Net Assets consist of:
Paid in capital		$ 307,747,748
Undistributed net investment income		4,250,980
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,481,994)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,457,567)
Net Assets		$ 292,059,167
Initial Class: Net Asset Value, offering price and redemption price per share ($249,061,429 ÷ 20,315,849 shares)		$ 12.26
Service Class: Net Asset Value, offering price and redemption price per share ($22,728,825 ÷ 1,860,840 shares)		$ 12.21
Service Class 2: Net Asset Value, offering price and redemption price per share ($20,268,913 ÷ 1,666,189 shares)		$ 12.16

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,037,034
Interest		3,995,906
Security lending		1,639
Total income		5,034,579
Expenses
Management fee	$ 666,631
Transfer agent fees	108,041
Distribution fees	36,400
Accounting and security lending fees	60,017
Non-interested trustees' compensation	520
Custodian fees and expenses	13,282
Audit	14,403
Legal	2,223
Miscellaneous	10,647
Total expenses before reductions	912,164
Expense reductions	(37,361)	874,803
Net investment income (loss)		4,159,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,540,557
Foreign currency transactions	508
Futures contracts	(2,317,628)
Total net realized gain (loss)		223,437
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,520,646)
Assets and liabilities in foreign currencies	501
Futures contracts	(451,591)
Total change in net unrealized appreciation (depreciation)		(29,971,736)
Net gain (loss)		(29,748,299)
Net increase (decrease) in net assets resulting from operations		$ (25,588,523)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 4,159,776	$ 8,952,487
Net realized gain (loss)	223,437	(11,271,877)
Change in net unrealized appreciation (depreciation)	(29,971,736)	(2,022,596)
Net increase (decrease) in net assets resulting from operations	(25,588,523)	(4,341,986)
Distributions to shareholders from net investment income	(8,837,001)	(10,202,857)
Share transactions - net increase (decrease)	19,624,427	38,243,415
Total increase (decrease) in net assets	(14,801,097)	23,698,572
Net Assets
Beginning of period	306,860,264	283,161,692
End of period (including undistributed net investment income of $4,250,980 and undistributed net investment income of $8,952,853, respectively)	$ 292,059,167	$ 306,860,264
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	2,015,450	188,308	470,397
Reinvested	586,697	54,643	37,261
Redeemed	(1,577,150)	(244,988)	(75,647)
Net increase (decrease)	1,024,997	(2,037)	432,011
Dollars Sold	$ 26,634,423	$ 2,467,992	$ 6,140,282
Reinvested	7,644,656	709,812	482,533
Redeemed	(20,334,836)	(3,159,915)	(960,520)
Net increase (decrease)	$ 13,944,243	$ 17,889	$ 5,662,295
Share Transactions	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Shares Sold	4,491,272	478,642	997,411
Reinvested	636,973	66,778	14,524
Redeemed	(3,194,837)	(597,940)	(111,657)
Net increase (decrease)	1,933,408	(52,520)	900,278

Dollars Sold	$ 61,013,674	$ 6,436,065	$ 13,467,721
Reinvested	9,051,388	946,241	205,228
Redeemed	(43,357,523)	(8,040,756)	(1,478,623)
Net increase (decrease)	$ 26,707,539	$ (658,450)	$ 12,194,326
Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,644,656	$ 709,812	$ 482,533
	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 9,051,388	$ 946,241	$ 205,228

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23
Income from Investment Operations
Net investment income (loss) E	.18	.42	.48	.45	.44	.44
Net realized and unrealized gain (loss)	(1.25)	(.63)	(1.15)	.24	2.00	2.22
Total from investment operations	(1.07)	(.21)	(.67)	.69	2.44	2.66
Distributions from net investment income	(.39)	(.52)	(.48)	(.37)	(.36)	(.31)
Distributions from net realized gain	-	-	(.35)	(.43)	(.55)	-
Distributions in excess of net realized gain	-	-	(.05)	-	-	-
Total distributions	(.39)	(.52)	(.88)	(.80)	(.91)	(.31)
Net asset value, end of period	$ 12.26	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58
Total Return B, C, D	(7.97)%	(1.58)%	(4.30)%	4.55%	17.64%	22.18%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A	.57%	.58%	.57%	.59%	.61%
Expenses net of voluntary waivers, if any	.56% A	.57%	.58%	.57%	.59%	.61%
Expenses net of all reductions	.54% A	.55%	.56%	.55%	.58%	.60%
Net investment income (loss)	2.70% A	3.11%	3.18%	2.87%	2.94%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,126	$ 264,608	$ 250,802	$ 325,371	$ 307,681	$ 214,538
Portfolio turnover rate	161% A	126%	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59	$ 14.16
Income from Investment Operations
Net investment income (loss) E	.17	.41	.46	.43	.41	.08
Net realized and unrealized gain (loss)	(1.24)	(.64)	(1.14)	.24	1.98	.35
Total from investment operations	(1.07)	(.23)	(.68)	.67	2.39	.43
Distributions from net investment income	(.38)	(.50)	(.47)	(.37)	(.36)	-
Distributions from net realized gain	-	-	(.35)	(.43)	(.55)	-
Distributions in excess of net realized gain	-	-	(.05)	-	-	-
Total distributions	(.38)	(.50)	(.87)	(.80)	(.91)	-
Net asset value, end of period	$ 12.21	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Total Return B, C, D	(8.00)%	(1.72)%	(4.38)%	4.43%	17.27%	3.04%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.67%	.68%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.66% A	.67%	.68%	.67%	.70%	.71%
Expenses net of all reductions	.64% A	.65%	.66%	.66%	.69%	.71%
Net investment income (loss)	2.60% A	3.01%	3.08%	2.77%	2.79%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,735	$ 25,455	$ 27,563	$ 27,054	$ 9,562	$ 10
Portfolio turnover rate	161% A	126%	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss) E	.16	.38	.40
Net realized and unrealized gain (loss)	(1.24)	(.63)	(.75)
Total from investment operations	(1.08)	(.25)	(.35)
Distributions from net investment income	(.37)	(.51)	(.47)
Distributions from net realized gain	-	-	(.35)
Distributions in excess of net realized gain	-	-	(.05)
Total distributions	(.37)	(.51)	(.87)
Net asset value, end of period	$ 12.16	$ 13.61	$ 14.37
Total Return B, C, D	(8.10)%	(1.87)%	(2.37)%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.83%	.85%
Expenses net of voluntary waivers, if any	.82% A	.83%	.85%
Expenses net of all reductions	.80% A	.81%	.83%
Net investment income (loss)	2.44% A	2.85%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,274	$ 16,798	$ 4,797
Portfolio turnover rate	161% A	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Balanced Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Growth & Income - Service Class	-16.89%	3.61%	5.92%
S&P 500®	-17.99%	3.66%	6.56%
Variable Annuity Growth & Income Funds Average	-14.17%	3.49%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity growth & income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 255 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth & Income Portfolio - Service Class on December 31, 1996, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $13,722 - a 37.22% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,186 - a 41.86% increase.

The Lipper variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity large-cap core were -19.09% and 1.96%, respectively. The one year and five year average annual total returns for the variable annuity large-cap supergroup average were -20.84% and 2.01%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Louis Salemy, Portfolio Manager of Growth & Income Portfolio

Q. How did the fund perform, Louis?

A. For the six months that ended June 30, 2002, the fund lagged both the Standard & Poor's 500 Index and the variable annuity growth & income funds average tracked by Lipper Inc., which returned -13.16% and -10.01%, respectively. For the one-year period that ended June 30, 2002, the fund beat the S&P 500® index, which declined 17.99%, but trailed the Lipper average, which fell 14.17%.

Q. What accounted for the fund's performance versus its index during the past six months?

A. While being conservative helped in an uncertain market environment, poor stock picking slightly hampered our relative performance. The fund lost ground by investing in two companies, Tyco International and Adelphia Communications - both of which the fund no longer holds - that were racked by accounting scandals and credit-quality downgrades. Concerns about corporate governance also overwhelmed our holdings in advertising conglomerate Omnicom. On a sector level, the fund's fairly aggressive positioning in financial stocks hurt results. Here, we emphasized cyclically sensitive brokerage firms - including Merrill Lynch and Morgan Stanley - and other transaction-oriented companies, which all stood to benefit from a potential economic rebound and a pickup in merger and acquisition activity. Given how well these companies managed expenses during the slowdown, I believed a snap back in equity valuations and transaction volumes would result in even higher revenues and earnings. Unfortunately, we were early, and persistently weak capital markets activity plagued these stocks.

Q. How did some of your other key strategies influence performance?

A. The fund remained underweighted in banks based on my concerns about credit quality and lower net interest margins due to potential yield-curve flattening. This strategy failed, however, as banks continued to benefit from last year's sharply declining interest rates. In the biotechnology industry, our holdings in Amgen offset some of what we gained from otherwise underweighting a group that stumbled on numerous disappointments with high-profile drugs. Finally, stock selection in telecommunication services also detracted, particularly our holdings in beleaguered wireless providers such as Nextel. On the upside, shying away from technology stocks provided a relative boost versus the index. The fund was helped by my decision to reduce its tech weighting based on my cautious growth outlook for a sector vulnerable to further declines. I felt that the earnings expectations and valuations of tech hardware firms were still too high given further deterioration in capital spending and the absence of any major breakthrough technologies to drive another growth wave. Not owning companies such as Intel and IBM, which were hurt as the market rotated away from large-cap growth stocks, further benefited the fund. However, the stocks I felt could benefit from a PC upgrade cycle, such as Microsoft, generally dampened performance.

Q. What other moves worked out favorably for the fund?

A. The fund's stake in defensive, stable-growth stocks paid off. While it was tough to find many quality companies that were attractively priced and had good earnings growth, I was successful in consumer staples with Gillette and Walgreen, and such specialty retailers as Hollywood Entertainment. The fund benefited from my decision to further emphasize these names, as well as steady growing defensive financials such as Freddie Mac and Fannie Mae, which served as a hedge against my more "offensive" positioning in the brokerage houses. Overweighting defense contractors such as Lockheed Martin also aided performance, as these stocks rode a sustained up-cycle in U.S. defense spending. Finally, trimming some cyclical positions to take profits during the spring increased the fund's cash weighting, which, given the weak equity market, helped performance. Despite the fact that we remained within striking distance of the index during the period, it was a struggle keeping pace with the fund's average Lipper peer, which tended to be more conservatively positioned than we were and more heavily exposed to strong-performing traditional cyclical stocks.

Q. What's your outlook for the coming months, Louis?

A. I remain cautious, as I feel the earnings recovery that many investors are expecting in the second half of 2002 is unlikely to occur. That said, I'll continue to toe the line between offense and defense, looking for companies on both sides with strong earnings growth and attractive relative valuations.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of June 30, 2002, more than $1.0 billion

Manager: Louis Salemy, since 1998; joined Fidelity in 1992

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Morgan Stanley	5.3
Microsoft Corp.	4.8
Gillette Co.	4.5
BellSouth Corp.	4.1
Freddie Mac	3.6
22.3
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	18.9
Consumer Discretionary	18.7
Consumer Staples	14.3
Telecommunication Services	7.8
Industrials	6.9
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	81.8%
Bonds	3.1%
Short-Term Investments and Net Other Assets	15.1%

* Foreign investments	0.4%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.4%
Media - 7.7%
Comcast Corp. Class A (special) (a)	306,500	$ 7,306,960
E.W. Scripps Co. Class A	96,600	7,438,200
EchoStar Communications Corp. Class A (a)	1,543,200	28,641,792
Omnicom Group, Inc.	573,900	26,284,620
Pegasus Communications Corp. Class A (a)	1,415,100	1,033,023
Walt Disney Co.	695,300	13,141,170
		83,845,765
Multiline Retail - 5.4%
Kohls Corp. (a)	324,600	22,747,968
Wal-Mart Stores, Inc.	652,600	35,899,526
		58,647,494
Specialty Retail - 3.7%
Hollywood Entertainment Corp. (a)	505,800	10,459,944
Home Depot, Inc.	817,500	30,026,775
		40,486,719
Textiles Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	229,800	7,307,640
TOTAL CONSUMER DISCRETIONARY		190,287,618
CONSUMER STAPLES - 14.3%
Beverages - 1.7%
The Coca-Cola Co.	333,600	18,681,600
Food & Drug Retailing - 1.5%
Walgreen Co.	416,000	16,070,080
Food Products - 1.2%
McCormick & Co., Inc. (non-vtg.)	337,800	8,698,350
Unilever NV (NY Shares)	70,000	4,536,000
		13,234,350
Household Products - 2.3%
Colgate-Palmolive Co.	223,300	11,176,165
Kimberly-Clark Corp.	216,700	13,435,400
		24,611,565
Personal Products - 4.5%
Gillette Co.	1,451,600	49,165,692
Tobacco - 3.1%
Philip Morris Companies, Inc.	771,360	33,693,005
TOTAL CONSUMER STAPLES		155,456,292
ENERGY - 3.4%
Oil & Gas - 3.4%
Exxon Mobil Corp.	911,956	37,317,240

	Shares	Value (Note 1)
FINANCIALS - 18.9%
Banks - 2.0%
Bank One Corp.	164,800	$ 6,341,504
Wells Fargo & Co.	298,200	14,927,892
		21,269,396
Diversified Financials - 14.9%
Fannie Mae	482,700	35,599,125
Freddie Mac	634,632	38,839,478
Goldman Sachs Group, Inc.	64,800	4,753,080
Merrill Lynch & Co., Inc.	631,900	25,591,950
Morgan Stanley	1,332,800	57,417,024
		162,200,657
Insurance - 2.0%
American International Group, Inc.	324,805	22,161,445
TOTAL FINANCIALS		205,631,498
HEALTH CARE - 5.2%
Biotechnology - 1.5%
Amgen, Inc. (a)	394,900	16,538,412
Pharmaceuticals - 3.7%
Allergan, Inc.	117,000	7,809,750
Bristol-Myers Squibb Co.	102,500	2,634,250
Pfizer, Inc.	836,200	29,267,000
		39,711,000
TOTAL HEALTH CARE		56,249,412
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.9%
Lockheed Martin Corp.	105,400	7,325,300
Northrop Grumman Corp.	75,000	9,375,000
United Technologies Corp.	55,200	3,748,080
		20,448,380
Airlines - 0.7%
Mesaba Holdings, Inc. (a)	421,100	2,471,857
Southwest Airlines Co.	297,400	4,805,984
		7,277,841
Building Products - 0.5%
American Standard Companies, Inc. (a)	74,100	5,564,910
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	63,700	3,997,175
First Data Corp.	104,000	3,868,800
		7,865,975
Industrial Conglomerates - 3.1%
General Electric Co.	1,184,000	34,395,200
TOTAL INDUSTRIALS		75,552,306
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	844,800	11,784,960
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 4.8%
Microsoft Corp. (a)	969,600	$ 53,037,120
TOTAL INFORMATION TECHNOLOGY		64,822,080
MATERIALS - 0.7%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co.	162,300	7,206,120
Containers & Packaging - 0.0%
Ball Corp.	6	249
TOTAL MATERIALS		7,206,369
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 5.2%
BellSouth Corp.	1,425,300	44,896,950
Qwest Communications International, Inc.	209,800	587,440
SBC Communications, Inc.	387,930	11,831,865
		57,316,255
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. Class A (a)	2,259,700	7,253,637
TOTAL TELECOMMUNICATION SERVICES		64,569,892
TOTAL COMMON STOCKS (Cost $964,201,117)		857,092,707
Nonconvertible Preferred Stocks - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind (Cost $1,610,680)	3,263	750,490
Corporate Bonds - 3.1%
Ratings (unaudited) (e)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
EchoStar Communications Corp.:
5.75% 5/15/08 (d)	Caa1	$ 18,830,000	13,840,050
5.75% 5/15/08	Caa1	300,000	220,500
			14,060,550

Ratings (unaudited) (e)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - 1.8%
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
Nextel Communications, Inc.:
0% 10/31/07 (c)	B3	$ 6,200,000	$ 3,224,000
9.375% 11/15/09	B3	13,890,000	6,945,000
9.5% 2/1/11	B3	19,790,000	9,598,150
			19,767,150
TOTAL CORPORATE BONDS (Cost $48,561,201)			33,827,700
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 1.77% 7/5/02 (f) (Cost $2,499,387)	-	2,500,000	2,499,533
Money Market Funds - 18.1%
	Shares
Fidelity Cash Central Fund, 1.89% (b) (Cost $197,789,224)	197,789,224	197,789,224
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,214,661,609)		1,091,959,654
NET OTHER ASSETS - (0.1)%		(1,476,154)
NET ASSETS - 100%		$ 1,090,483,500
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
138 S&P 500 Index Contracts	Sept. 2002	$ 34,158,450	$ (233,068)
The face value of futures purchased as a percentage of net assets - 3.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,840,050 or 1.3% of net assets.

(e) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of the securities pledged amounted to $2,499,533.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $227,929,606 and $250,196,483, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,840 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,227,508,145. Net unrealized depreciation aggregated $135,548,491, of which $85,962,283 related to appreciated investment securities and $221,510,774 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $49,149,000 all of which will expire on December 31, 2009.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $1,214,661,609) - See accompanying schedule		$ 1,091,959,654
Receivable for investments sold		2,599,266
Receivable for fund shares sold		459,668
Dividends receivable		993,571
Interest receivable		1,429,451
Other receivables		17
Total assets		1,097,441,627
Liabilities
Payable for investments purchased	$ 5,051,249
Payable for fund shares redeemed	1,279,383
Accrued management fee	453,831
Distribution fees payable	44,624
Payable for daily variation on futures contracts	65,550
Other payables and accrued expenses	63,490
Total liabilities		6,958,127
Net Assets		$ 1,090,483,500
Net Assets consist of:
Paid in capital		$ 1,315,799,057
Undistributed net investment income		6,992,345
Accumulated undistributed net realized gain (loss) on investments		(109,374,880)
Net unrealized appreciation (depreciation) on investments		(122,933,022)
Net Assets		$ 1,090,483,500
Initial Class: Net Asset Value, offering price and redemption price per share ($725,394,823 ÷ 64,675,374 shares)		$ 11.22
Service Class: Net Asset Value, offering price and redemption price per share ($257,679,145 ÷ 23,097,997 shares)		$ 11.16
Service Class 2: Net Asset Value, offering price and redemption price per share ($107,409,532 ÷ 9,682,254 shares)		$ 11.09

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 6,144,618
Interest		4,635,632
Security lending		4,636
Total income		10,784,886
Expenses
Management fee	$ 2,919,826
Transfer agent fees	413,475
Distribution fees	259,334
Accounting and security lending fees	148,834
Non-interested trustees' compensation	2,057
Custodian fees and expenses	9,200
Audit	15,568
Legal	9,363
Miscellaneous	12,689
Total expenses before reductions	3,790,346
Expense reductions	(70,428)	3,719,918
Net investment income (loss)		7,064,968
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(49,991,442)
Futures contracts	(4,319,262)
Total net realized gain (loss)		(54,310,704)
Change in net unrealized appreciation (depreciation) on: Investment securities	(129,031,262)
Futures contracts	(1,298,290)
Total change in net unrealized appreciation (depreciation)		(130,329,552)
Net gain (loss)		(184,640,256)
Net increase (decrease) in net assets resulting from operations		$ (177,575,288)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,064,968	$ 15,617,953
Net realized gain (loss)	(54,310,704)	(55,343,155)
Change in net unrealized appreciation (depreciation)	(130,329,552)	(73,235,701)
Net increase (decrease) in net assets resulting from operations	(177,575,288)	(112,960,903)
Distributions to shareholders from net investment income	(15,060,404)	(15,500,793)
Distributions to shareholders from net realized gain	-	(50,237,278)
Total distributions	(15,060,404)	(65,738,071)
Share transactions - net increase (decrease)	32,329,439	192,076,906
Total increase (decrease) in net assets	(160,306,253)	13,377,932
Net Assets
Beginning of period	1,250,789,753	1,237,411,821
End of period (including undistributed net investment income of $6,992,345 and undistributed net investment income of $15,180,119, respectively)	$ 1,090,483,500	$ 1,250,789,753
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	2,896,236	2,129,395	4,225,262
Reinvested	858,112	262,919	83,941
Redeemed	(6,802,617)	(730,542)	(461,808)
Net increase (decrease)	(3,048,269)	1,661,772	3,847,395
Dollars
Sold	$ 36,782,827	$ 26,740,791	$ 52,364,642
Reinvested	10,743,568	3,275,965	1,040,871
Redeemed	(84,175,765)	(8,805,731)	(5,637,729)
Net increase (decrease)	$ (36,649,370)	$ 21,211,025	$ 47,767,784

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	8,754,467	7,628,976	5,096,985
Reinvested	3,712,724	812,593	60,117
Redeemed	(11,004,137)	(1,028,965)	(181,025)
Net increase (decrease)	1,463,054	7,412,604	4,976,077
Dollars
Sold	$ 118,081,480	$ 102,324,030	$ 66,757,918
Reinvested	53,277,595	11,603,819	856,657
Redeemed	(145,071,678)	(13,471,861)	(2,281,054)
Net increase (decrease)	$ 26,287,397	$ 100,455,988	$ 65,333,521

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,743,568	$ 3,275,965	$ 1,040,871
From net realized gain	-	-	-
Total	$ 10,743,568	$ 3,275,965	$ 1,040,871

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 12,653,429	$ 2,643,908	$ 203,456
From net realized gain	40,624,166	8,959,911	653,201
Total	$ 53,277,595	$ 11,603,819	$ 856,657

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90
Income from Investment Operations
Net investment income (loss) E	.08	.18	.20	.18	.15	.13
Net realized and unrealized gain (loss)	(1.89)	(1.45)	(.81)	1.27	3.54	2.84
Total from investment operations	(1.81)	(1.27)	(.61)	1.45	3.69	2.97
Distributions from net investment income	(.16)	(.19)	(.19)	(.10)	-	(.08)
Distributions from net realized gain	-	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.16)	(.80)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 11.22	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53
Total ReturnB, C, D	(13.85)%	(8.75)%	(3.62)%	9.17%	29.59%	30.09%
Ratios to Average Net AssetsF
Expenses before expense reductions	.58%A	.58%	.58%	.60%	.61%	.70%
Expenses net of voluntary waivers, if any	.58%A	.58%	.58%	.60%	.61%	.70%
Expenses net of all reductions	.57%A	.56%	.57%	.59%	.60%	.70%
Net investment income (loss)	1.20%A	1.34%	1.26%	1.08%	1.08%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 725,395	$ 893,359	$ 1,011,393	$ 1,259,396	$ 1,141,806	$ 345,287
Portfolio turnover rate	44%A	58%	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.07	.16	.18	.16	.15	.03
Net realized and unrealized gain (loss)	(1.88)	(1.44)	(.80)	1.27	3.50	.49
Total from investment operations	(1.81)	(1.28)	(.62)	1.43	3.65	.52
Distributions from net investment income	(.15)	(.18)	(.19)	(.10)	-	(.08)
Distributions from net realized gain	-	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.15)	(.79)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 11.16	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53
Total ReturnB, C, D	(13.92)%	(8.85)%	(3.69)%	9.06%	29.27%	4.29%
Ratios to Average Net AssetsG
Expenses before expense reductions	.68%A	.68%	.69%	.70%	.71%	.81%A
Expenses net of voluntary waivers, if any	.68%A	.68%	.69%	.70%	.71%	.80%A
Expenses net of all reductions	.67%A	.66%	.68%	.69%	.70%	.80%A
Net investment income (loss)	1.10%A	1.24%	1.16%	.98%	1.05%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,679	$ 281,194	$ 212,994	$ 95,600	$ 18,375	$ 10
Portfolio turnover rate	44%A	58%	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.06	.14	.15
Net realized and unrealized gain (loss)	(1.88)	(1.44)	(.49)
Total from investment operations	(1.82)	(1.30)	(.34)
Distributions from net investment income	(.16)	(.19)	(.19)
Distributions from net realized gain	-	(.61)	(1.24)
Total distributions	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 11.09	$ 13.07	$ 15.17
Total ReturnB, C, D	(14.05)%	(9.01)%	(2.11)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.84%A	.84%	.85%A
Expenses net of voluntary waivers, if any	.84%A	.84%	.85%A
Expenses net of all reductions	.83%A	.82%	.84%A
Net investment income (loss)	.95%A	1.08%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,410	$ 76,237	$ 13,025
Portfolio turnover rate	44%A	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on November 3, 1997. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to November 3, 1997 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Growth Opportunities - Service Class	-18.69%	-2.15%	6.68%
S&P 500 ®	-17.99%	3.66%	12.66%
Variable Annuity Growth Funds Average	-21.57%	2.43%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Opportunities Portfolio - Service Class on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,231 - a 62.31% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,426 - a 144.26% increase.

The Lipper variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity large-cap core were -19.09% and 1.96%, respectively. The one year and five year average annual total returns for the variable annuity large-cap supergroup average were -20.84% and 2.01%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bettina Doulton, Portfolio Manager of Growth Opportunities Portfolio

Q. How did the fund perform, Bettina?

A. For the six-month period ending June 30, 2002, the fund performed in line with its benchmark index, the Standard & Poor's 500, which declined 13.16%, and outperformed the variable annuity growth funds average tracked by Lipper Inc., which fell 15.38%. The same was true for the 12 months ending June 30, 2002, as the fund performed comparably to the S&P 500's 17.99% decline and beat the Lipper peer average return of -21.57%.

Q. The fund and its benchmarks all posted negative returns during the past six months. Why?

A. The investing landscape was challenging on many levels. While economic growth accelerated from its weak levels of the second half of 2001, driven by inventory rebuilding and strong consumer spending, corporate profits and capital expenditures continued to disappoint. In addition, investor confidence was sapped by a series of corporate accounting improprieties. Given that valuations were not that attractive, these setbacks resulted in general market turbulence and weakness, and price collapses in a number of stocks. Against this backdrop, the fund held its own versus its benchmarks, even outperforming the average return of growth funds in the Lipper peer universe, but I'm disappointed it didn't do better.

Q. How did you feel about the fund's positioning at the period's outset?

A. Coming into the period, there were two schools of thought. One was that the 2001 interest rates cuts would be enough to kick the economy into high gear. The other, less-bullish camp felt that neither the economy nor the market would improve unless we saw stronger corporate profits. I fell into the latter group, and positioned the fund accordingly. Unfortunately, several disappointments among the fund's top-10 holdings overwhelmed what I felt was an otherwise well-positioned portfolio.

Q. Why did a few disappointments hurt the fund's return to such an extent?

A. Because they're such a large percentage of the fund's net assets, I expect and need the fund's top-10 positions to lead its performance. Any mistakes here can really hurt our overall return. Unfortunately, the fund's four largest positions on average during the past six months - Microsoft, Citigroup, Pfizer and General Electric - were all among its worst performers. Two smaller positions, Tyco International and Bristol-Myers Squibb, also were big detractors. Tyco - which I've since sold - suffered as it changed its growth strategy and ran into funding problems at its recently acquired financial services operations. Bristol-Myers Squibb stumbled as it dramatically lowered its 2002 earnings guidance and reported disappointing clinical trial results for its hoped-for heart failure drug.

Q. What worked well for the fund during the past six months?

A. Underweighting technology and telecommunication services was a major contributor to the fund's relative performance, as both sectors continued to face weak demand. Generally, companies in these sectors have not sufficiently restructured their business models to generate decent levels of profitability unless revenues recover robustly. Strong stock selection in consumer staples also was a plus. Gillette and Coca-Cola, both among the fund's 10 largest positions at the end of the period, helped mitigate the losses of the large holdings I mentioned earlier. Kraft Foods was another strong performer in this space. Danaher and Black & Decker also contributed meaningfully to performance, as investors sought out companies with cyclical exposure to a recovery in the economy.

Q. Were there any other disappointments?

A. The fund's basket of brokerage-related stocks fared poorly. Citigroup, Morgan Stanley and Merrill Lynch, all market-sensitive financials that did well in the back half of 2001, have been a disappointment so far this year. Additionally, despite strong fundamentals, drug stock Pfizer was dragged down by an industry that continues to contend with patent expirations, stiffer generic competition and concerns about slowing earnings growth.

Q. What's your outlook, Bettina?

A. Barring a sudden reacceleration of the economic recovery, I wouldn't expect much of a shift in the fund's current positioning. What I'd like to see is an increase in capital spending, but I don't think that will happen soon as long as profit growth remains anemic and the economy continues to struggle. In the meantime, I'll be opportunistic, looking for the best relative growth I can find at reasonable prices, as well as for stocks that have disappointed but have attractive valuations and strong franchises.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to provide capital growth

Start date: January 3, 1995

Size: as of June 30, 2002, more than $784 million

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	5.7
Pfizer, Inc.	3.9
Citigroup, Inc.	3.8
Gillette Co.	3.5
General Electric Co.	3.3
20.2
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	19.5
Consumer Discretionary	16.4
Health Care	14.1
Consumer Staples	13.4
Information Technology	11.2
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	97.3%
Bonds	0.1%
Short-Term Investments and Net Other Assets	2.6%

* Foreign investments	3.1%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Hotels, Restaurants & Leisure - 1.2%
Harrah's Entertainment, Inc. (a)	11,500	$ 510,025
Marriott International, Inc. Class A	19,100	726,755
McDonald's Corp.	243,800	6,936,110
Starwood Hotels & Resorts Worldwide, Inc. unit	29,300	963,677
		9,136,567
Household Durables - 0.2%
Black & Decker Corp.	26,170	1,261,394
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	141,400	2,297,750
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	82,900	2,418,193
Media - 7.5%
AOL Time Warner, Inc. (a)	493,500	7,259,385
Clear Channel Communications, Inc. (a)	107,600	3,445,352
Comcast Corp. Class A (special) (a)	225,000	5,364,000
Fox Entertainment Group, Inc. Class A (a)	436,600	9,496,050
McGraw-Hill Companies, Inc.	6,400	382,080
News Corp. Ltd. ADR	77,900	1,786,247
Omnicom Group, Inc.	9,800	448,840
TMP Worldwide, Inc. (a)	29,300	629,950
Univision Communications, Inc. Class A (a)	202,400	6,355,360
Viacom, Inc.:
Class A (a)	21,800	969,228
Class B (non-vtg.) (a)	483,620	21,458,219
Vivendi Universal SA sponsored ADR	48,900	1,051,350
		58,646,061
Multiline Retail - 3.2%
Costco Wholesale Corp. (a)	18,100	699,022
Federated Department Stores, Inc. (a)	27,600	1,095,720
JCPenney Co., Inc.	250,400	5,513,808
Kohls Corp. (a)	121,700	8,528,736
Target Corp.	53,600	2,042,160
Wal-Mart Stores, Inc.	138,000	7,591,380
		25,470,826
Specialty Retail - 2.8%
Home Depot, Inc.	231,600	8,506,668
Lowe's Companies, Inc.	170,700	7,749,780
RadioShack Corp.	43,300	1,301,598
Staples, Inc. (a)	229,900	4,529,030
		22,087,076
Textiles Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	116,600	6,255,590
TOTAL CONSUMER DISCRETIONARY		127,573,457
CONSUMER STAPLES - 13.4%
Beverages - 4.4%
Pepsi Bottling Group, Inc.	43,600	1,342,880

	Shares	Value (Note 1)
PepsiCo, Inc.	179,900	$ 8,671,180
The Coca-Cola Co.	434,400	24,326,400
		34,340,460
Food & Drug Retailing - 0.2%
Albertson's, Inc.	23,100	703,626
Rite Aid Corp. (a)	45,600	107,160
Safeway, Inc. (a)	19,100	557,529
		1,368,315
Food Products - 0.9%
Dean Foods Co. (a)	95,000	3,543,500
Kraft Foods, Inc. Class A	37,800	1,547,910
The J.M. Smucker Co.	378	12,901
Tyson Foods, Inc. Class A	145,300	2,253,603
		7,357,914
Household Products - 1.5%
Colgate-Palmolive Co.	116,600	5,835,830
Kimberly-Clark Corp.	68,100	4,222,200
Procter & Gamble Co.	18,920	1,689,556
		11,747,586
Personal Products - 4.0%
Avon Products, Inc.	72,722	3,798,997
Gillette Co.	829,070	28,080,601
		31,879,598
Tobacco - 2.4%
Philip Morris Companies, Inc.	425,220	18,573,610
TOTAL CONSUMER STAPLES		105,267,483
ENERGY - 7.8%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	88,100	2,932,849
Cooper Cameron Corp. (a)	64,500	3,123,090
Schlumberger Ltd. (NY Shares)	230,000	10,695,000
		16,750,939
Oil & Gas - 5.6%
BP PLC sponsored ADR	183,390	9,259,361
ChevronTexaco Corp.	140,800	12,460,800
Conoco, Inc.	164,700	4,578,660
Exxon Mobil Corp.	387,300	15,848,316
TotalFinaElf SA:
Series B	6,153	995,555
sponsored ADR	9,405	760,865
		43,903,557
TOTAL ENERGY		60,654,496
FINANCIALS - 19.5%
Banks - 1.5%
Bank of America Corp.	85,300	6,001,708
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bank One Corp.	64,900	$ 2,497,352
FleetBoston Financial Corp.	96,900	3,134,715
		11,633,775
Diversified Financials - 14.1%
American Express Co.	205,400	7,460,128
Charles Schwab Corp.	276,900	3,101,280
Citigroup, Inc.	762,507	29,547,146
Fannie Mae	310,600	22,906,750
Freddie Mac	326,300	19,969,560
Investment Technology Group, Inc. (a)	91,350	2,987,145
Lehman Brothers Holdings, Inc.	67,800	4,238,856
Merrill Lynch & Co., Inc.	107,400	4,349,700
Morgan Stanley	244,300	10,524,444
SLM Corp.	53,200	5,155,080
		110,240,089
Insurance - 3.9%
AFLAC, Inc.	136,900	4,380,800
American International Group, Inc.	359,362	24,519,269
Hartford Financial Services Group, Inc.	12,700	755,269
MetLife, Inc.	46,900	1,350,720
		31,006,058
TOTAL FINANCIALS		152,879,922
HEALTH CARE - 14.1%
Biotechnology - 0.6%
Amgen, Inc. (a)	29,300	1,227,084
Biogen, Inc. (a)	39,000	1,615,770
Celgene Corp. (a)	67,300	1,029,690
Vertex Pharmaceuticals, Inc. (a)	28,000	455,840
		4,328,384
Health Care Equipment & Supplies - 3.0%
Baxter International, Inc.	161,200	7,165,340
Becton, Dickinson & Co.	159,800	5,505,110
C.R. Bard, Inc.	22,400	1,267,392
Medtronic, Inc.	191,200	8,192,920
Zimmer Holdings, Inc. (a)	47,550	1,695,633
		23,826,395
Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	19,405	1,191,661
Pharmaceuticals - 10.4%
Abbott Laboratories	29,200	1,099,380
Allergan, Inc.	23,900	1,595,325
Barr Laboratories, Inc. (a)	29,300	1,861,429
Bristol-Myers Squibb Co.	190,400	4,893,280
Forest Laboratories, Inc. (a)	116,140	8,222,712
Johnson & Johnson	65,000	3,396,900
Merck & Co., Inc.	166,400	8,426,496
Pfizer, Inc.	878,793	30,757,755

	Shares	Value (Note 1)
Schering-Plough Corp.	160,600	$ 3,950,760
Wyeth	336,200	17,213,440
		81,417,477
TOTAL HEALTH CARE		110,763,917
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
Boeing Co.	43,000	1,935,000
Lockheed Martin Corp.	122,300	8,499,850
Northrop Grumman Corp.	38,300	4,787,500
		15,222,350
Air Freight & Logistics - 0.3%
FedEx Corp.	44,000	2,349,600
Airlines - 0.7%
AMR Corp. (a)	34,200	576,612
Delta Air Lines, Inc.	61,200	1,224,000
Southwest Airlines Co.	229,250	3,704,680
		5,505,292
Commercial Services & Supplies - 1.6%
DST Systems, Inc. (a)	18,900	863,919
First Data Corp.	203,200	7,559,040
Paychex, Inc.	118,223	3,699,198
		12,122,157
Industrial Conglomerates - 3.4%
3M Co.	6,600	811,800
General Electric Co.	900,150	26,149,358
		26,961,158
Machinery - 0.1%
Danaher Corp.	10,700	709,945
Road & Rail - 0.6%
CSX Corp.	48,890	1,713,595
Kansas City Southern (a)	96,100	1,633,700
Union Pacific Corp.	19,740	1,249,147
		4,596,442
TOTAL INDUSTRIALS		67,466,944
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	401,660	5,603,157
QUALCOMM, Inc. (a)	23,900	657,011
		6,260,168
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	315,500	8,247,170
Sun Microsystems, Inc. (a)	397,800	1,992,978
		10,240,148
Electronic Equipment & Instruments - 0.2%
Diebold, Inc.	43,300	1,612,492
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Overture Services, Inc. (a)	57,400	$ 1,433,852
Yahoo!, Inc. (a)	185,700	2,740,932
		4,174,784
Semiconductor Equipment & Products - 2.7%
Analog Devices, Inc. (a)	85,500	2,539,350
Intel Corp.	324,010	5,919,663
KLA-Tencor Corp. (a)	23,200	1,020,568
LAM Research Corp. (a)	55,600	999,688
Micron Technology, Inc. (a)	68,400	1,383,048
National Semiconductor Corp. (a)	168,500	4,915,145
Teradyne, Inc. (a)	53,100	1,247,850
Texas Instruments, Inc.	49,000	1,161,300
Xilinx, Inc. (a)	74,100	1,662,063
		20,848,675
Software - 5.7%
Microsoft Corp. (a)	813,700	44,509,390
TOTAL INFORMATION TECHNOLOGY		87,645,657
MATERIALS - 0.4%
Chemicals - 0.3%
Praxair, Inc.	38,700	2,204,739
Metals & Mining - 0.1%
Alcoa, Inc.	29,100	964,665
TOTAL MATERIALS		3,169,404
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.7%
BellSouth Corp.	334,900	10,549,350
SBC Communications, Inc.	139,060	4,241,330
Verizon Communications, Inc.	165,900	6,660,885
		21,451,565
Wireless Telecommunication Services - 0.1%
Sprint Corp. - PCS Group Series 1 (a)	164,600	735,762
TOTAL TELECOMMUNICATION SERVICES		22,187,327
TOTAL COMMON STOCKS (Cost $750,921,117)		737,608,607
Convertible Bonds - 0.1%
Ratings (unaudited) (b)		Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (d) (Cost $530,000)	Ba3	$ 530,000	608,302
U.S. Treasury Obligations - 0.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.69% 7/5/02 (e) (Cost $1,699,603)	-	$ 1,700,000	$ 1,699,682
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	41,462,480	41,462,480
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	4,073,300	4,073,300
TOTAL MONEY MARKET FUNDS (Cost $45,535,780)		45,535,780
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $798,686,500)		785,452,371
NET OTHER ASSETS - (0.2)%		(1,283,622)
NET ASSETS - 100%		$ 784,168,749
Futures Contracts
Purchased	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
100 S&P 500 Index Contracts	Sept. 2002	$ 24,752,500	$ (168,890)
The face value of futures purchased as a percentage of net assets - 3.2%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $608,302 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,699,682.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $281,865,432 and $336,519,717, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,721 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $804,813,056. Net unrealized depreciation aggregated $19,360,685, of which $85,062,534 related to appreciated investment securities and $104,423,219 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $180,431,000 of which $30,553,000 and $149,878,000 will expire on December 31, 2008 and 2009, respectively.

Growth Opportunities Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,222,064) (cost $798,686,500) - See accompanying schedule		$ 785,452,371
Receivable for investments sold		8,238,504
Receivable for fund shares sold		790,953
Dividends receivable		826,638
Interest receivable		92,028
Other receivables		1,327
Total assets		795,401,821
Liabilities
Payable to custodian bank	$ 105
Payable for investments purchased	5,423,889
Payable for fund shares redeemed	1,216,276
Accrued management fee	395,059
Distribution fees payable	29,809
Payable for daily variation on futures contracts	47,500
Other payables and accrued expenses	47,134
Collateral on securities loaned, at value	4,073,300
Total liabilities		11,233,072
Net Assets		$ 784,168,749
Net Assets consist of:
Paid in capital		$ 1,025,327,578
Undistributed net investment income		1,906,969
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(229,663,355)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,402,443)
Net Assets		$ 784,168,749
Initial Class: Net Asset Value, offering price and redemption price per share ($506,704,055 ÷ 38,984,357 shares)		$ 13.00
Service Class: Net Asset Value, offering price and redemption price per share ($232,789,013 ÷ 17,924,278 shares)		$ 12.99
Service Class 2: Net Asset Value, offering price and redemption price per share ($44,675,681 ÷ 3,455,566 shares)		$ 12.93

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 4,869,008
Interest		617,272
Security lending		9,703
Total income		5,495,983
Expenses
Management fee	$ 2,628,650
Transfer agent fees	313,806
Distribution fees	190,779
Accounting and security lending fees	124,541
Non-interested trustees' compensation	1,557
Custodian fees and expenses	14,290
Audit	16,029
Legal	6,919
Miscellaneous	28,498
Total expenses before reductions	3,325,069
Expense reductions	(186,538)	3,138,531
Net investment income (loss)		2,357,452
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(39,492,990)
Foreign currency transactions	1,675
Futures contracts	(3,171,156)
Total net realized gain (loss)		(42,662,471)
Change in net unrealized appreciation (depreciation) on: Investment securities	(84,038,613)
Assets and liabilities in foreign currencies	4,719
Futures contracts	(168,814)
Total change in net unrealized appreciation (depreciation)		(84,202,708)
Net gain (loss)		(126,865,179)
Net increase (decrease) in net assets resulting from operations		$ (124,507,727)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,357,452	$ 8,185,900
Net realized gain (loss)	(42,662,471)	(149,504,018)
Change in net unrealized appreciation (depreciation)	(84,202,708)	(46,969,320)
Net increase (decrease) in net assets resulting from operations	(124,507,727)	(188,287,438)
Distributions to shareholders from net investment income	(8,515,304)	(4,056,791)
Share transactions - net increase (decrease)	(58,389,843)	(155,735,950)
Total increase (decrease) in net assets	(191,412,874)	(348,080,179)
Net Assets
Beginning of period	975,581,623	1,323,661,802
End of period (including undistributed net investment income of $1,906,969 and undistributed net investment income of $8,073,998, respectively)	$ 784,168,749	$ 975,581,623
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	1,708,766	1,168,163	1,113,904
Reinvested	418,937	154,435	23,983
Redeemed	(6,267,890)	(1,832,204)	(650,724)
Net increase (decrease)	(4,140,187)	(509,606)	487,163
Dollars
Sold	$ 24,873,102	$ 17,032,672	$ 16,005,184
Reinvested	5,974,043	2,200,701	340,561
Redeemed	(89,701,734)	(25,949,525)	(9,164,847)
Net increase (decrease)	$ (58,854,589)	$ (6,716,152)	$ 7,180,898

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	9,904,497	3,240,124	2,152,732
Reinvested	181,161	44,864	5,704
Redeemed	(20,623,054)	(4,389,986)	(650,918)
Net increase (decrease)	(10,537,396)	(1,104,998)	1,507,518
Dollars
Sold	$ 154,769,236	$ 50,526,723	$ 33,624,263
Reinvested	3,172,127	785,129	99,535
Redeemed	(321,562,633)	(67,420,661)	(9,729,669)
Net increase (decrease)	$ (163,621,270)	$ (16,108,809)	$ 23,994,129

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,974,042	$ 2,200,701	$ 340,561
From net realized gain	-	-	-
Total	$ 5,974,042	$ 2,200,701	$ 340,561

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,172,127	$ 785,129	$ 99,535
From net realized gain	-	-	-
Total	$ 3,172,127	$ 785,129	$ 99,535

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40
Income from Investment Operations
Net investment income (loss) E	.04	.12	.06	.27	.26	.29
Net realized and unrealized gain (loss)	(2.03)	(2.67)	(3.77)	.66	4.29	4.18
Total from investment operations	(1.99)	(2.55)	(3.71)	.93	4.55	4.47
Distributions from net investment income	(.14)	(.06)	(.29)	(.23)	(.21)	(.25)
Distributions from net realized gain	-	-	(1.41)	(.43)	(.73)	(.35)
Total distributions	(.14)	(.06)	(1.70)	(.66)	(.94)	(.60)
Net asset value, end of period	$ 13.00	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27
Total ReturnB, C, D	(13.23)%	(14.42)%	(17.07)%	4.27%	24.61%	29.95%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69%A	.69%	.68%	.69%	.71%	.74%
Expenses net of voluntary waivers, if any	.69%A	.69%	.68%	.69%	.71%	.74%
Expenses net of all reductions	.65%A	.67%	.66%	.68%	.70%	.73%
Net investment income (loss)	.56%A	.79%	.31%	1.20%	1.27%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 506,704	$ 652,493	$ 951,875	$ 1,541,587	$ 1,570,011	$ 1,025,766
Portfolio turnover rate	67%A	89%	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27	$ 18.50
Income from Investment Operations
Net investment income (loss) E	.03	.11	.04	.25	.23	.04
Net realized and unrealized gain (loss)	(2.03)	(2.67)	(3.76)	.66	4.30	.73
Total from investment operations	(2.00)	(2.56)	(3.72)	.91	4.53	.77
Distributions from net investment income	(.12)	(.04)	(.28)	(.22)	(.21)	-
Distributions from net realized gain	-	-	(1.41)	(.43)	(.73)	-
Total distributions	(.12)	(.04)	(1.69)	(.65)	(.94)	-
Net asset value, end of period	$ 12.99	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27
Total ReturnB, C, D	(13.31)%	(14.49)%	(17.13)%	4.18%	24.51%	4.16%
Ratios to Average Net AssetsG
Expenses before expense reductions	.79%A	.79%	.79%	.79%	.80%	.84%A
Expenses net of voluntary waivers, if any	.79%A	.79%	.79%	.79%	.80%	.84%A
Expenses net of all reductions	.75%A	.77%	.76%	.78%	.79%	.83%A
Net investment income (loss)	.46%A	.69%	.21%	1.09%	1.16%	1.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,789	$ 278,446	$ 345,960	$ 344,778	$ 149,496	$ 2,589
Portfolio turnover rate	67%A	89%	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss) E	.02	.08	.01
Net realized and unrealized gain (loss)	(2.02)	(2.66)	(3.34)
Total from investment operations	(2.00)	(2.58)	(3.33)
Distributions from net investment income	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	(1.41)
Total distributions	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 12.93	$ 15.04	$ 17.68
Total ReturnB, C, D	(13.36)%	(14.64)%	(15.74)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96%A	.95%	.95%A
Expenses net of voluntary waivers, if any	.96%A	.95%	.95%A
Expenses net of all reductions	.92%A	.93%	.93%A
Net investment income (loss)	.29%A	.53%	.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,676	$ 44,643	$ 25,827
Portfolio turnover rate	67%A	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Performance

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio - Service Class

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of Service Class' 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Investment Grade Bond - Service Class	7.79%	7.21%	6.92%
LB Aggregate Bond	8.63%	7.57%	7.34%
Variable Annuity Intermediate Investment Grade Debt Funds Average	7.17%	6.43%	6.48%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the Lehman Brothers® Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity intermediate investment grade debt funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 26 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio - Service Class on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $19,534 - a 95.34% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,315 - a 103.15% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Ford O'Neil, Portfolio Manager of Investment Grade Bond Portfolio

Q. How did the fund perform, Ford?

A. For the six months ending June 30, 2002, the fund lagged the Lehman Brothers Aggregate Bond Index, which returned 3.79%, but outperformed the variable annuity intermediate investment grade debt funds average tracked by Lipper Inc., which returned 2.62%. For the 12 months ending June 30, 2002, fund performance again fell between that of the Lehman Brothers index and Lipper average, which returned 8.63% and 7.17%, respectively.

Q. What factors drove the fund's performance during the past six months?

A. Despite volatile interest rate and stock market conditions, investment-grade bonds fared well, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Interest rates fell and the yield curve steepened, as ongoing corporate governance issues and geopolitical concerns eroded investor confidence, sparking a strong flight to quality in government bonds. Against this backdrop, the fund was rewarded for my continued emphasis on higher-quality and higher-yielding spread sectors, namely mortgage and asset-backed securities, which outpaced Treasuries during the period. Strong security selection within these groups also aided relative performance. Unfortunately, it wasn't enough to beat the index, as the fund was hurt both by overweighting corporate bonds - by far the weakest sector of the market year to date - and underweighting stronger-performing Treasury and government agency issues. While corporates benefited from some improvement in the economy, swelling negative sentiment toward the sector overwhelmed their advances.

Q. What was behind the fund's sector positioning?

A. Given the higher-than-average volatility in the corporate market - due to scores of rating agency downgrades, company-specific management concerns and accounting issues - I became more conservative. As a result, I reduced our overweighting in corporates and further emphasized high-quality mortgage and asset-backed securities that were trading at very attractive yield spread levels relative to Treasuries and agencies. Within the mortgage position, I focused on newly issued current-coupon mortgages, commercial mortgage-backed securities and commercial mortgage obligations. These securities performed extremely well during the first quarter as the market stabilized following last fall's massive refinancing wave, mortgage rates rose and prepayment activity slowed dramatically. Reduced volatility is a positive for mortgages, as cash flows become more predictable.

Q. What was your strategy for corporates?

A. The corporate waters were never more treacherous, as evidenced by the countless number of downgrades that occurred during the period. Despite heightened credit risk, we still managed to post respectable performance in the sector. While the performance of our holdings slightly trailed those included in the index, they helped us extend our lead over the Lipper peer average. During the past six months, what you didn't own was often just as important as what you did own. That's where good credit analysis and diversification came into play, as we successfully avoided several prominent issuers in the index that experienced severe financial stress. While we weren't fully immune to troubled securities, we benefited from holding smaller positions in more securities, which helped reduce our risk exposure and limit our downside relative to the index and particularly versus our competitors. The fund was hurt the most by a handful of names in the telecommunication services sector that stumbled badly, due in part to the WorldCom scandal. We offset some of these losses by overweighting strong-performing banks, which enjoyed rock-solid balance sheets, high quality of assets and no appreciable industry-wide credit problems. We also benefited from adding to the fund's positioning in Yankee bonds - dollar-denominated securities issued by foreign entities - primarily among Canadian and Mexican issuers, a defensive strategy that helped amid the period's volatility.

Q. What's your outlook?

A. The Fed looks to be on hold through year-end and will likely not raise interest rates until it is convinced the economy is back on track. I may consider slowly reducing our high-quality mortgage and asset-backed security bets and rotating into more aggressive corporates as I feel more comfortable that the recovery is solidifying and negative headline risk is abating. Since it's still unclear which companies will come under pressure given that it appears to be a slower "U-shaped" recovery, I'll continue to stick with our process of doing substantial credit work before I buy a security. Even more importantly, I'll keep the size of those positions small in absolute terms and relative to our competitors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities

Start date: December 5, 1988

Size: as of June 30, 2002, more than $1.6 billion

Manager: Ford O'Neil, since 2001; joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Summary

Quality Diversification as of June 30, 2002
% of fund's investments
Aaa	57.2
Aa	3.1
A	14.5
Baa	15.6
Ba and Below	0.3
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.
Average Years to Maturity as of June 30, 2002
Years	7.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	15.9
Utilities	3.3
Telecommunication Services	2.8
Consumer Discretionary	2.5
Consumer Staples	1.6
The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.6%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.2%
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	$ 3,500,000	$ 3,652,880
Media - 2.2%
AOL Time Warner, Inc.:
6.875% 5/1/12	Baa1	2,325,000	2,144,229
7.7% 5/1/32	Baa1	1,745,000	1,547,991
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	2,100,000	2,064,334
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	1,560,000	1,641,323
Comcast Cable Communications, Inc. 6.875% 6/15/09	Baa2	5,000,000	4,653,100
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	810,000	828,557
Cox Communications, Inc. 7.75% 11/1/10	Baa2	3,700,000	3,519,203
News America Holdings, Inc. 7.75% 12/1/45	Baa3	10,000,000	9,333,660
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	8,800,000	8,756,132
Time Warner, Inc. 8.18% 8/15/07	Baa1	1,240,000	1,320,235
			35,808,764
TOTAL CONSUMER DISCRETIONARY			39,461,644
CONSUMER STAPLES - 1.6%
Food & Drug Retailing - 0.5%
Kroger Co.:
6.8% 4/1/11	Baa3	2,285,000	2,377,748
8.05% 2/1/10	Baa3	3,195,000	3,551,699
Safeway, Inc. 6.5% 3/1/11	Baa2	2,215,000	2,282,181
			8,211,628
Food Products - 0.3%
ConAgra Foods, Inc. 6.75% 9/15/11	Baa1	3,870,000	4,083,670
Dole Food Co., Inc. 7.25% 5/1/09 (d)	Ba1	1,540,000	1,570,800
			5,654,470
Household Products - 0.1%
Fort James Corp. 6.5% 9/15/02	Ba1	2,000,000	1,991,058
Tobacco - 0.7%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	1,500,000	1,603,782
7.65% 7/1/08	A2	5,000,000	5,483,430

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	Baa2	$ 2,205,000	$ 2,257,620
7.75% 5/15/06	Baa2	1,570,000	1,689,100
			11,033,932
TOTAL CONSUMER STAPLES			26,891,088
ENERGY - 1.1%
Oil & Gas - 1.1%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	2,320,000	2,475,895
Devon Energy Corp. 7.95% 4/15/32	Baa2	3,420,000	3,678,850
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	2,000,000	2,122,630
Pemex Project Funding Master Trust 7.875% 2/1/09 (d)	Baa1	1,200,000	1,197,000
Suncor Energy, Inc. 7.15% 2/1/32	A3	2,175,000	2,237,451
The Coastal Corp. 7.75% 6/15/10	Baa2	5,990,000	5,928,632
			17,640,458
FINANCIALS - 15.3%
Banks - 3.0%
Bank of America Corp.:
4.75% 10/15/06	Aa2	2,035,000	2,043,950
7.8% 2/15/10	Aa3	6,600,000	7,385,664
Bank of Montreal 6.1% 9/15/05	A1	3,000,000	3,136,239
Bank One Corp. 6.5% 2/1/06	Aa3	1,245,000	1,321,082
BankBoston Corp. 6.625% 12/1/05	A2	5,400,000	5,744,920
Barclays Bank PLC yankee 8.55% 9/29/49 (c)(d)	Aa3	1,160,000	1,335,129
Capital One Bank 6.5% 7/30/04	Baa2	930,000	939,394
First Union Corp. 7.55% 8/18/05	A1	1,475,000	1,613,970
FleetBoston Financial Corp. 7.25% 9/15/05	A1	1,695,000	1,843,260
HSBC Finance Nederland BV 7.4% 4/15/03 (d)	A1	250,000	258,837
Korea Development Bank 7.375% 9/17/04	A3	1,320,000	1,415,643
MBNA Corp.:
6.25% 1/17/07	Baa2	1,905,000	1,949,632
6.34% 6/2/03	Baa2	350,000	343,673
7.5% 3/15/12	Baa2	3,005,000	3,199,940
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	1,500,000	1,583,933
PNC Funding Corp. 5.75% 8/1/06	A2	1,800,000	1,855,337
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (f)	A1	$ 1,750,000	$ 1,829,441
8.817% 3/31/49	A1	1,640,000	1,784,728
9.118% 3/31/49	A1	1,130,000	1,328,992
Union Planters Corp. 6.75% 11/1/05	A3	400,000	425,144
Washington Mutual Bank 6.875% 6/15/11	A3	3,000,000	3,152,457
Washington Mutual, Inc. 5.625% 1/15/07	A3	3,955,000	4,005,786
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	900,000	1,002,775
			49,499,926
Diversified Financials - 10.7%
Abbey National Capital Trust I 8.963% 12/29/49 (c)	A1	3,000,000	3,463,506
Ahmanson Capital Trust I 8.36% 12/1/26 (d)	Baa1	1,125,000	1,190,612
Alliance Capital Management LP 5.625% 8/15/06	A2	2,475,000	2,536,382
American Airlines pass thru trust certificate 7.858% 4/1/13	Baa1	3,550,000	3,842,385
American Gen. Finance Corp. 5.875% 7/14/06	A1	5,400,000	5,576,445
Amvescap PLC 6.6% 5/15/05	A2	5,100,000	5,403,634
Associates Corp. of North America 6% 7/15/05	Aa1	2,500,000	2,664,183
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	1,100,000	1,204,550
Burlington Resources Finance Co. 7.4% 12/1/31 (d)	Baa1	2,680,000	2,802,318
Capital One Financial Corp.:
7.125% 8/1/08	Baa3	1,290,000	1,207,605
7.25% 5/1/06	Baa3	5,000,000	4,840,310
CIT Group, Inc.:
5.5% 2/15/04	A2	500,000	481,060
7.75% 4/2/12	A2	2,125,000	2,091,907
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	2,000,000	2,044,368
5.5% 2/1/07	A3	2,500,000	2,544,580
6.85% 6/15/04	A3	2,550,000	2,697,306

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	Aa3	$ 2,000,000	$ 2,073,124
6.5% 1/15/12	Aa3	3,080,000	3,104,141
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	315,000	337,945
7.92% 5/18/12	Baa1	3,700,000	3,832,907
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	3,265,000	3,400,289
Ford Motor Credit Co.:
5.8% 1/12/09	A3	2,590,000	2,435,118
6.5% 1/25/07	A3	2,900,000	2,902,651
6.875% 2/1/06	A3	4,600,000	4,706,104
7.25% 10/25/11	A3	475,000	477,278
7.375% 10/28/09	A3	4,020,000	4,161,516
7.875% 6/15/10	A3	3,500,000	3,659,037
General Electric Capital Corp. 6% 6/15/12	Aaa	8,045,000	7,927,945
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	1,840,000	1,906,396
6.75% 1/15/06	A2	2,660,000	2,761,639
6.875% 9/15/11	A2	1,720,000	1,707,645
7.5% 7/15/05	A2	500,000	532,876
7.75% 1/19/10	A2	4,300,000	4,549,813
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	4,925,000	5,016,639
Household Finance Corp.:
6.375% 10/15/11	A2	6,130,000	5,864,068
6.5% 1/24/06	A2	605,000	618,544
8% 5/9/05	A2	235,000	253,134
HSBC Capital Funding LP 9.547% 12/31/49 (c)(d)	A2	6,600,000	7,763,818
ING Capital Funding Trust III 8.439% 12/31/10	A1	2,050,000	2,285,740
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	3,840,000	3,887,643
5.625% 8/15/06	Aa3	1,065,000	1,098,472
6.75% 2/1/11	A1	2,130,000	2,207,768
Mellon Funding Corp. 7.5% 6/15/05	A1	5,650,000	6,196,491
Morgan Stanley 6.6% 4/1/12	Aa3	2,695,000	2,746,439
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	3,970,000	3,818,108
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	3,745,000	3,767,316
7.875% 11/15/10	Baa3	2,120,000	2,191,026
Petronas Capital Ltd. 7% 5/22/12 (d)	Baa1	7,180,000	7,296,675
Popular North America, Inc. 6.125% 10/15/06	A3	3,235,000	3,316,616
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Sears Roebuck Acceptance Corp. 6.7% 4/15/12	Baa1	$ 4,000,000	$ 4,091,924
Southwest Airlines Co. pass thru trust certificate 5.496% 11/1/06	Aa2	6,000,000	6,140,321
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	3,475,000	2,175,110
7.125% 1/30/06	Baa3	1,480,000	1,184,283
7.625% 1/30/11	Baa3	3,500,000	2,784,712
8.75% 3/15/32	Baa3	3,810,000	2,865,371
TCI Communications Financing III 9.65% 3/31/27	Baa3	1,500,000	1,499,091
TXU Eastern Funding 6.75% 5/15/09	Baa1	785,000	789,306
UBS Preferred Funding Trust 1 8.622% 12/29/49	A1	1,600,000	1,833,046
			176,759,236
Insurance - 0.3%
Principal Life Global Funding I:
5.125% 6/28/07 (d)	Aa2	3,000,000	3,025,302
6.25% 2/15/12 (d)	Aa2	2,150,000	2,203,187
			5,228,489
Real Estate - 1.3%
Arden Realty LP 7% 11/15/07	Baa3	5,000,000	5,186,775
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	1,430,000	1,481,616
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	510,000	530,372
Duke Realty LP 7.3% 6/30/03	Baa1	1,500,000	1,557,581
EOP Operating LP:
6.5% 1/15/04	Baa1	1,610,000	1,666,592
6.625% 2/15/05	Baa1	4,500,000	4,707,977
7.75% 11/15/07	Baa1	1,275,000	1,396,705
ERP Operating LP 7.1% 6/23/04	Baa1	1,000,000	1,052,521
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	2,700,000	2,881,200
ProLogis Trust 6.7% 4/15/04	Baa1	460,000	478,098
			20,939,437
TOTAL FINANCIALS			252,427,088
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.8%
Lockheed Martin Corp. 8.2% 12/1/09	Baa2	2,000,000	2,314,774

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Raytheon Co.:
5.7% 11/1/03	Baa3	$ 1,800,000	$ 1,842,455
7.9% 3/1/03	Baa3	2,535,000	2,599,921
8.2% 3/1/06	Baa3	5,900,000	6,506,290
			13,263,440
Airlines - 0.0%
Delta Air Lines, Inc. equipment trust certificate 8.54% 1/2/07	Ba1	317,398	288,832
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	3,000,000	3,097,710
CSX Corp. 7.95% 5/1/27	Baa2	4,000,000	4,464,268
Norfolk Southern Corp. 7.25% 2/15/31	Baa1	2,800,000	2,901,184
			10,463,162
TOTAL INDUSTRIALS			24,015,434
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Motorola, Inc. 8% 11/1/11	Baa2	3,015,000	2,942,245
Computers & Peripherals - 0.7%
Hewlett-Packard Co. 6.5% 7/1/12	A3	4,805,000	4,780,975
International Business Machines Corp. 4.875% 10/1/06	A1	6,400,000	6,461,805
			11,242,780
TOTAL INFORMATION TECHNOLOGY			14,185,025
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Weyerhaeuser Co. 6.75% 3/15/12 (d)	Baa2	3,350,000	3,468,979
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
AT&T Corp.:
6.5% 3/15/29	Baa2	10,135,000	6,993,150
7.3% 11/15/11 (d)	Baa2	1,915,000	1,589,450
8% 11/15/31 (d)	Baa2	1,625,000	1,267,500
British Telecommunications PLC 8.875% 12/15/30	Baa1	3,250,000	3,539,796
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (d)	A2	1,700,000	1,892,222
Citizens Communications Co. 8.5% 5/15/06	Baa2	1,750,000	1,693,573
Deutsche Telekom International Finance BV 8.25% 6/15/05 (c)	Baa1	4,000,000	4,092,612
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp. 8.875% 3/15/12 (d)	Baa3	$ 3,285,000	$ 2,923,650
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,730,000	1,735,062
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	3,500,000	3,570,000
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09 (b)	C	2,858,000	57,160
7.7% 7/20/29 (b)	C	1,066,000	21,320
TELUS Corp. 7.5% 6/1/07	Baa2	4,830,000	4,333,481
Verizon New York, Inc. 7.375% 4/1/32	A1	1,570,000	1,480,912
			35,189,888
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	Baa2	1,500,000	1,305,000
7.875% 3/1/11	Baa2	2,250,000	1,817,411
8.75% 3/1/31	Baa2	2,560,000	1,977,065
Cingular Wireless LLC 7.125% 12/15/31 (d)	A3	3,500,000	3,025,698
			8,125,174
TOTAL TELECOMMUNICATION SERVICES			43,315,062
UTILITIES - 3.1%
Electric Utilities - 2.1%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	Baa2	2,500,000	2,640,220
Avon Energy Partners Holdings:
6.46% 3/4/08 (d)	Baa3	1,500,000	1,464,963
7.05% 12/11/07 (d)	Baa3	3,000,000	3,027,621
Constellation Energy Group, Inc. 7% 4/1/12	Baa1	1,740,000	1,817,132
Detroit Edison Co. 6.125% 10/1/10	A3	2,350,000	2,342,224
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	3,255,000	3,237,749
FirstEnergy Corp. 6.45% 11/15/11	Baa2	3,850,000	3,737,950
Hydro-Quebec 6.3% 5/11/11	A1	8,000,000	8,480,640
Israel Electric Corp. Ltd. 7.75% 12/15/27 (d)	A3	1,015,000	848,063
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	1,000,000	908,304
TECO Energy, Inc. 7% 5/1/12	A3	3,580,000	3,754,436

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Texas Utilities Co. 6.375% 1/1/08	Baa3	$ 205,000	$ 206,714
TXU Corp. 6.375% 6/15/06	Baa3	2,000,000	2,057,020
			34,523,036
Gas Utilities - 0.8%
Consolidated Natural Gas Co.:
5.375% 11/1/06	A3	2,190,000	2,197,783
6.85% 4/15/11	A3	445,000	463,086
El Paso Energy Corp. 7.75% 1/15/32	Baa2	1,705,000	1,581,115
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	1,740,000	1,840,193
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (d)	Baa2	4,370,000	4,643,125
Sempra Energy 7.95% 3/1/10	A2	610,000	650,303
Texas Eastern Transmission Corp.:
5.25% 7/15/07	A2	805,000	805,950
7.3% 12/1/10	A2	1,270,000	1,359,538
			13,541,093
Multi-Utilities & Unregulated Power - 0.2%
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	3,265,000	2,643,997
7.5% 1/15/31	Baa2	1,105,000	793,551
			3,437,548
TOTAL UTILITIES			51,501,677
TOTAL NONCONVERTIBLE BONDS (Cost $477,006,029)			472,906,455
U.S. Government and Government Agency Obligations - 16.8%

U.S. Government Agency Obligations - 5.2%
Fannie Mae:
5% 1/15/07	Aaa	6,180,000	6,348,671
5.125% 2/13/04	Aaa	4,000,000	4,150,384
7.25% 5/15/30	Aaa	17,684,000	20,137,124
Freddie Mac:
3.75% 4/15/04	Aaa	10,000	10,161
4.875% 3/15/07	Aaa	20,920,000	21,383,232
5.5% 7/15/06	Aaa	9,365,000	9,822,836
5.75% 3/15/09	Aaa	4,300,000	4,510,046
5.75% 1/15/12	Aaa	7,740,000	7,952,184
5.875% 3/21/11	Aa2	7,205,000	7,384,866
6.25% 7/15/32	Aaa	1,001,000	1,006,400
6.75% 3/15/31	Aaa	1,479,000	1,589,366
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	Aaa	$ 1,117,231	$ 1,248,093
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	2,222	2,287
Series 1993-D, 5.23% 5/15/05	Aaa	5,106	5,279
Series 1994-A, 7.12% 4/15/06	Aaa	4,305	4,601
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	Aaa	4,237	4,559
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	2,353	2,388
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1994-195, 6.08% 8/15/04	-	61,075	63,397
Private Export Funding Corp. secured:
5.65% 3/15/03	Aaa	40,500	41,293
6.86% 4/30/04	Aaa	458,367	480,409
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			86,147,576
U.S. Treasury Obligations - 11.6%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	10,365,000	11,008,242
6.25% 5/15/30	Aaa	26,525,000	28,732,994
6.625% 2/15/27	Aaa	4,000,000	4,491,240
11.25% 2/15/15	Aaa	14,060,000	21,843,532

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	$ 6,000,000	$ 6,063,300
3.5% 11/15/06	Aaa	1,400,000	1,375,063
5.75% 11/15/05	Aaa	40,000,000	42,687,520
6.125% 8/15/07	Aaa	32,225,000	35,123,413
7% 7/15/06	Aaa	35,000,000	39,094,685
TOTAL U.S. TREASURY OBLIGATIONS			190,419,989
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $272,195,005)			276,567,565
U.S. Government Agency - Mortgage Securities - 35.2%

Fannie Mae - 22.3%
5.5% 9/1/16 to 3/1/32	Aaa	35,314,606	34,980,726
5.5% 7/1/17 (e)	Aaa	24,010,943	24,018,446
6% 2/1/13 to 3/1/32 (e)	Aaa	86,335,868	86,954,790
6.5% 2/1/10 to 7/1/31	Aaa	111,151,179	114,071,636
6.5% 7/1/32 (e)	Aaa	68,419,798	69,724,050
7% 3/1/15 to 6/1/31	Aaa	12,266,613	12,760,956
7% 7/1/17 (e)	Aaa	5,340,000	5,603,663
7.5% 7/1/07 to 5/1/31	Aaa	19,287,745	20,303,836
8% 3/1/23 to 3/1/30	Aaa	630,855	677,361
8.5% 3/1/25 to 6/1/25	Aaa	10,025	10,797
TOTAL FANNIE MAE			369,106,261
Freddie Mac - 0.1%
8.5% 3/1/20 to 1/1/28	Aaa	1,195,315	1,287,199
Government National Mortgage Association - 12.8%
6% 8/15/08 to 4/15/31	Aaa	31,855,470	32,028,110
6.5% 10/15/27 to 10/15/31	Aaa	10,248,311	10,519,363
7% 1/15/28 to 4/15/32	Aaa	158,009,010	164,430,045
7.5% 3/15/06 to 10/15/28	Aaa	4,211,570	4,470,577
8% 2/15/17	Aaa	74,507	80,472
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			211,528,567
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $572,538,222)			581,922,027
Asset-Backed Securities - 3.7%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
American Express Credit Account Master Trust 6.1% 12/15/06	A1	$ 1,500,000	$ 1,575,660
Capital One Master Trust 5.45% 3/16/09	Aaa	4,000,000	4,153,560
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	735,000	756,016
5.07% 2/15/08	Aaa	4,900,000	4,991,875
Citibank Credit Card Issuance Trust 4.1% 12/7/06	Aaa	5,000,000	5,060,650
Discover Card Master Trust I 5.75% 12/15/08	Aaa	7,000,000	7,350,431
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	1,400,000	1,450,750
5.71% 9/15/05	A1	755,000	788,385
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	3,080,000	3,150,686
5.09% 10/18/06	Aaa	1,640,000	1,693,562
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	4,875,000	5,063,335
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	7,000,000	7,245,378
MBNA Credit Card Master Note Trust:
2.2% 1/15/09 (f)	A2	12,100,000	12,096,219
5.75% 10/15/08	Aaa	1,800,000	1,895,133
Railcar Trust 7.75% 6/1/04	Aaa	276,550	290,878
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	2,255,000	2,437,430
7.5% 11/15/07	A2	1,300,000	1,373,840
TOTAL ASSET-BACKED SECURITIES (Cost $59,531,186)			61,373,788
Commercial Mortgage Securities - 3.4%

Chase Manhatten Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	AAA	5,000,000	5,562,500
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 9/17/10	Aaa	5,000,000	5,375,000

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (d)	Aaa	$ 3,677,027	$ 3,816,639
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	Aaa	2,075,000	2,198,875
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	1,100,000	1,232,444
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,080,000	1,133,349
Series 1998-C1 Class C, 6.78% 5/17/40	A	5,000,000	5,255,995
Series 2001-CKN5 Class AX, 1.1218% 9/15/34 (d)(f)(g)	Aaa	32,413,124	2,441,032
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	3,000,000	3,369,777
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (d)	Aa2	500,000	537,969
Class C1, 7.52% 5/15/06 (d)	A2	500,000	537,969
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	2,000,000	2,179,375
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 12/15/11 (d)	Aaa	3,483,337	3,480,480
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (f)	Baa3	1,000,000	985,000
J.P. Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class A2, 7.77% 10/15/32	Aaa	3,745,000	4,203,014
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	Aaa	2,180,000	2,494,397
Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	5,829,237	6,069,699
Commercial Mortgage Securities - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Nomura Asset Securities Corp. sequential pay Series 1998-D6 Class A1B, 6.59% 3/17/28	Aaa	$ 3,000,000	$ 3,224,670
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (d)	Aaa	2,500,000	2,653,906
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,884,071)			56,752,090
Foreign Government and Government Agency Obligations - 1.4%

British Columbia Province yankee 7% 1/15/03	Aa2	500,000	512,391
Chilean Republic 7.125% 1/11/12	Baa1	3,520,000	3,553,000
Malaysian Government 7.5% 7/15/11	Baa2	1,890,000	2,008,125
Ontario Province 6% 2/21/06	Aa3	1,800,000	1,908,162
Polish Government 6.25% 7/3/12	Baa1	4,005,000	4,009,365
Quebec Province:
yankee 7.125% 2/9/24	A1	250,000	271,343
7% 1/30/07	A1	1,000,000	1,100,985
United Mexican States:
7.5% 1/14/12	Baa2	7,500,000	7,415,625
9.875% 2/1/10	Baa2	2,290,000	2,559,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,027,275)			23,338,071
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (d) (Cost $1,706,548)	A2	1,725,000	1,769,534
Fixed-Income Funds - 7.6%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (h) (Cost $125,000,006)	12,537,689	$ 124,624,629
Cash Equivalents - 9.0%
	Maturity Amount
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 2%, dated 6/28/02 due 7/1/02	$ 142,642,758	142,619,000
(U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02	6,243,912	6,243,000
TOTAL CASH EQUIVALENTS (Cost $148,862,000)		148,862,000
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $1,734,750,342)	1,748,116,159
NET OTHER ASSETS - (5.8)%	(95,992,515)
NET ASSETS - 100%	$ 1,652,123,644
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,672,698 or 4.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,438,847,201 and $1,233,915,928, respectively, of which long-term U.S. government and government agency obligations aggregated $1,159,636,415 and $1,034,888,882, respectively.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,734,177,844. Net unrealized appreciation aggregated $13,938,315, of which $30,701,172 related to appreciated investment securities and $16,762,857 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $3,067,000 all of which will expire on December 31, 2008.

Investment Grade Bond Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $148,862,000) (cost $1,734,750,342) - See accompanying schedule		$ 1,748,116,159
Cash		600
Receivable for investments sold		32,930
Receivable for fund shares sold		5,203,329
Interest receivable		16,754,072
Total assets		1,770,107,090
Liabilities
Payable for investments purchased Regular delivery	$ 11,914,046
Delayed delivery	101,713,078
Payable for fund shares redeemed	3,593,353
Accrued management fee	589,419
Distribution fees payable	10,501
Other payables and accrued expenses	163,049
Total liabilities		117,983,446
Net Assets		$ 1,652,123,644
Net Assets consist of:
Paid in capital		$ 1,600,123,663
Undistributed net investment income		36,845,683
Accumulated undistributed net realized gain (loss) on investments		1,788,385
Net unrealized appreciation (depreciation) on investments		13,365,913
Net Assets		$ 1,652,123,644
Initial Class: Net Asset Value, offering price and redemption price per share ($1,602,928,246 ÷ 125,155,947 shares)		$ 12.81
Service Class: Net Asset Value, offering price and redemption price per share ($600,711 ÷ 47,023 shares)		$ 12.77
Service Class 2: Net Asset Value, offering price and redemption price per share ($48,594,687 ÷ 3,826,217 shares)		$ 12.70

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 40,764,209
Security lending		13,131
Total income		40,777,340
Expenses
Management fee	$ 3,308,480
Transfer agent fees	527,206
Distribution fees	38,512
Accounting and security lending fees	171,844
Non-interested trustees' compensation	2,709
Custodian fees and expenses	44,547
Audit	25,981
Legal	4,013
Miscellaneous	21,635
Total expenses before reductions	4,144,927
Expense reductions	(23,742)	4,121,185
Net investment income (loss)		36,656,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,399,819
Change in net unrealized appreciation (depreciation) on investment securities		3,092,321
Net gain (loss)		9,492,140
Net increase (decrease) in net assets resulting from operations		$ 46,148,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 36,656,155	$ 60,422,321
Net realized gain (loss)	6,399,819	18,264,143
Change in net unrealized appreciation (depreciation)	3,092,321	2,695,000
Net increase (decrease) in net assets resulting from operations	46,148,295	81,381,464
Distributions to shareholders from net investment income	(58,817,521)	(42,039,084)
Share transactions - net increase (decrease)	200,527,316	684,676,925
Total increase (decrease) in net assets	187,858,090	724,019,305
Net Assets
Beginning of period	1,464,265,554	740,246,249
End of period (including undistributed net investment income of $36,845,683 and undistributed net investment income of $59,683,304, respectively)	$ 1,652,123,644	$ 1,464,265,554
Other Information: Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	25,638,069	119,844	3,273,522
Reinvested	4,614,396	357	68,663
Redeemed	(17,013,539)	(82,135)	(937,194)
Net increase (decrease)	13,238,926	38,066	2,404,991

Dollars Sold	$ 327,048,321	$ 1,512,632	$ 41,291,361
Reinvested	57,956,815	4,479	856,227
Redeemed	(215,381,433)	(1,033,908)	(11,727,178)
Net increase (decrease)	$ 169,623,703	$ 483,203	$ 30,420,410

Share Transactions	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Shares Sold	76,499,188	-	1,835,171
Reinvested	3,464,378	483	3,730
Redeemed	(26,813,346)	-	(435,939)
Net increase (decrease)	53,150,220	483	1,402,962

Dollars Sold	$ 964,627,665	$ -	$ 23,132,398
Reinvested	41,988,258	5,847	44,979
Redeemed	(339,570,756)	-	(5,551,466)
Net increase (decrease)	$ 667,045,167	$ 5,847	$ 17,625,911

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 57,956,815	$ 4,479	$ 856,227

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 41,988,258	$ 5,847	$ 44,979

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240
Income from Investment Operations
Net investment income (loss) E	.303	.685 G	.771	.743	.725	.759
Net realized and unrealized gain (loss)	.097	.335 G	.499	(.873)	.335	.291
Total from investment operations	.400	1.020	1.270	(.130)	1.060	1.050
Distributions from net investment income	(.510)	(.690)	(.840)	(.510)	(.590)	(.730)
Distributions from net realized gain	-	-	-	(.160)	(.070)	-
Total distributions	(.510)	(.690)	(.840)	(.670)	(.660)	(.730)
Net asset value, end of period	$ 12.810	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560
Total Return B, C, D	3.17%	8.46%	11.22%	(1.05)%	8.85%	9.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.54% A	.54%	.54%	.54%	.57%	.58%
Expenses net of voluntary waivers, if any	.54% A	.54%	.54%	.54%	.57%	.58%
Expenses net of all reductions	.54% A	.54%	.54%	.54%	.57%	.58%
Net investment income (loss)	4.81% A	5.47% G	6.50%	6.07%	5.85%	6.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,602,928	$ 1,445,925	$ 739,911	$ 658,852	$ 674,813	$ 324,525
Portfolio turnover rate	181% A	278%	154%	87%	239%	191%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 F
Net asset value, beginning of period	$ 12.890	$ 12.580	$ 11.800
Income from Investment Operations
Net investment income (loss) E	.291	.674 H	.377
Net realized and unrealized gain (loss)	.089	.326 H	.403
Total from investment operations	.380	1.000	.780
Distributions from net investment income	(.500)	(.690)	-
Net asset value, end of period	$ 12.770	$ 12.890	$ 12.580
Total Return B, C, D	3.02%	8.30%	6.61%
Ratios to Average Net Assets G
Expenses before expense reductions	.64% A	.64%	.64% A
Expenses net of voluntary waivers, if any	.64% A	.64%	.64% A
Expenses net of all reductions	.64% A	.64%	.64% A
Net investment income (loss)	4.71% A	5.37% H	6.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 601	$ 115	$ 107
Portfolio turnover rate	181% A	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start--up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 F
Net asset value, beginning of period	$ 12.820	$ 12.540	$ 12.060
Income from Investment Operations
Net investment income (loss) E	.281	.643 H	.686
Net realized and unrealized gain (loss)	.099	.327 H	.634
Total from investment operations	.380	.970	1.320
Distributions from net investment income	(.500)	(.690)	(.840)
Net asset value, end of period	$ 12.700	$ 12.820	$ 12.540
Total Return B, C, D	3.04%	8.08%	11.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A	.82%	1.75% A
Expenses net of voluntary waivers, if any	.81% A	.82%	1.05% A
Expenses net of all reductions	.81% A	.82%	1.05% A
Net investment income (loss)	4.54% A	5.19% H	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,595	$ 18,225	$ 229
Portfolio turnover rate	181% A	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio - Service Class

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Performance for Service Class shares reflects an asset-based service fee (12b-1 fee). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Life of fund
Fidelity® VIP: Mid Cap - Service Class	1.69%	21.09%
S&P® MidCap 400	-4.72%	9.34%
Variable Annuity Mid-Cap Funds Average	-18.38%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's® MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how the Service Class' performance stacked up against its peers, you can compare it to the variable annuity mid-cap funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 143 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 28, 1998.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Mid Cap Portfolio - Service Class on December 28, 1998, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $19,563 - a 95.63% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,677- a 36.77% increase.

The LipperSM variable annuity mid-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity mid-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year average annual total returns for the variable annuity mid-cap core was -7.78%. The one year average annual total returns for the variable annuity mid-cap supergroup average was -15.49%.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Thomas Allen, Portfolio Manager of Mid Cap Portfolio

Q. How did the fund perform, Tom?

A. The fund outperformed both the Standard & Poor's MidCap 400 Index, which returned -3.21% for the six-month period that ended on June 30, 2002, and the variable annuity mid-cap funds average monitored by Lipper Inc., which returned -13.06% for the same period. For the 12 months that ended on June 30, 2002, the fund outperformed both the S&P® MidCap index and the Lipper mid-cap funds average, which posted returns of -4.72% and -18.38%, respectively.

Q. What factors led to the fund's outperformance during the six-month period?

A. Overall, I think the fund benefited from being positioned cautiously. The biggest performance lift came from a significantly overweighted position in gold and mining stocks versus the S&P MidCap benchmark. Gold, in particular, has tended to do very well in previous bear markets. In view of what I thought would be continuing deterioration in the market, I added to the fund's position in the precious metal with the expectation that doing so would generate both strong absolute and relative performance. This strategy worked well, as our materials holdings solidly outperformed those of the index. Also helping relative performance was the fund's underweighting in technology, a sector that continued to show lackluster results based on overcapacity and slack demand. The fund lost ground as a result of its underweighting in bank stocks, which generally performed well on improving earnings, driven by interest rate cuts by the Federal Reserve Board.

Q. Has your investment strategy changed significantly over the past six months?

A. My view of the world really hasn't changed. I've been maintaining a defensive posture, while patiently looking for opportunities to invest in companies with strong balance sheets that I believe can generate earnings growth at a rate higher than the rest of the market. For the most part, that's been my strategy during the year I've managed the fund.

Q. Which individual holdings helped fund performance the most?

A. Of the top-10 contributors to performance, four were gold or mining stocks - Meridian Gold, Newmont Mining, Agnico-Eagle Mines and Harmony Gold - all of which benefited from rising worldwide gold prices. Three more of the fund's top-10 performers were in food-related businesses: Pepsi Bottling Group; Sonic Corp., which runs drive-in restaurants; and McCormick & Co., which distributes spices and seasonings. The fund also got a nice lift from specialty packaging manufacturer Pactiv Corp. and from Bio-Rad Labs, which makes test kits that help identify "Mad Cow Disease." The fund's position in Bio-Rad Labs was sold during the period.

Q. Which stocks detracted from performance?

A. There was a sector theme here as well. Five of the fund's biggest detractors were health care- or biotechnology-related. Performance was affected by negative earnings surprises, as well as by the overall impact of slowing profitability among large pharmaceutical companies, which probably hurt smaller companies in the food chain, such as fund holdings Invitrogen, Pharmaceutical Product Development and Waters Corp. CVS, the drugstore chain, gave back some of the gains it recognized during the second half of 2001 and was a disappointment during the most recent six-month period. Sumitomo Trust, a Japanese banking company, also underperformed based on persistent difficulties in the Japanese financial sector.

Q. What's your near-term outlook, Tom?

A. I remain cautious. Stocks are still expensive on an absolute basis and may go lower, while short-term interest rates are at extreme lows and may go higher. I'm also concerned that there isn't much pent-up consumer demand and that there's a lot of consumer debt in the economy. World geopolitical uncertainty is an ongoing concern as well. All told, I think there's sufficient reason to maintain the fund's defensive positioning as we look toward year end. At the same time, however, I think the market will present opportunities to invest in good growth stories at relatively reasonable prices.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: long-term growth of capital by investing primarily in common stocks of companies with medium-sized capitalizations

Start date: December 28, 1998

Size: as of June 30, 2002, more than $1.4 billion

Manager: Thomas Allen, since 2001; joined Fidelity in 1995

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Nucor Corp.	2.3
Meridian Gold, Inc.	2.2
Newmont Mining Corp. Holding Co.	2.1
Invitrogen Corp.	2.0
Principal Financial Group, Inc.	2.0
10.6
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Materials	19.8
Financials	13.3
Industrials	10.0
Consumer Discretionary	9.8
Health Care	9.3
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	89.7%
Bonds	0.3%
Short-Term Investments and Net Other Assets	10.0%

* Foreign investments	14.1%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.0%
Gentex Corp. (a)	4,400	$ 120,868
Superior Industries International, Inc.	100	4,625
		125,493
Distributors - 0.0%
Advanced Marketing Services, Inc.	5,800	106,140
Hotels, Restaurants & Leisure - 2.1%
Jack in the Box, Inc. (a)	29,180	927,924
Outback Steakhouse, Inc. (a)	5,300	186,030
Sonic Corp. (a)	299,650	9,412,007
Wendys International, Inc.	464,200	18,489,086
William Hill PLC (a)	194,800	790,772
WMS Industries, Inc. (a)	8,600	105,350
		29,911,169
Household Durables - 0.1%
Ethan Allen Interiors, Inc.	38,200	1,331,270
Harman International Industries, Inc.	100	4,925
		1,336,195
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	100	1,116
eBay, Inc. (a)	1,900	117,078
GSI Commerce, Inc. (a)	100	755
NetFlix, Inc.	2,500	34,975
USA Interactive (a)	100	2,345
		156,269
Leisure Equipment & Products - 1.0%
Mattel, Inc.	312,000	6,576,960
Oakley, Inc. (a)	469,600	8,171,040
		14,748,000
Media - 0.6%
Belo Corp. Series A	115,600	2,613,716
Getty Images, Inc. (a)	100	2,177
LIN TV Corp. Class A	3,000	81,120
Pixar (a)	3,500	154,350
Regal Entertainment Group Class A	2,000	46,640
Scholastic Corp. (a)	100	3,790
Washington Post Co. Class B	4,400	2,398,000
XM Satellite Radio Holdings, Inc. Class A (a)	397,900	2,884,775
		8,184,568
Multiline Retail - 1.3%
99 Cents Only Stores (a)	87,600	2,246,940
Big Lots, Inc. (a)	100	1,968
Factory 2-U Stores, Inc. (a)	103,100	1,427,935
Saks, Inc. (a)	1,113,900	14,302,476
		17,979,319
Specialty Retail - 3.4%
AC Moore Arts & Crafts, Inc. (a)	4,300	203,605
Aeropostale, Inc.	900	24,633
AutoZone, Inc. (a)	206,200	15,939,260

	Shares	Value (Note 1)
Blockbuster, Inc. Class A	70,900	$ 1,907,210
CDW Computer Centers, Inc. (a)	86,300	4,039,703
Christopher & Banks Corp. (a)	22,100	934,830
Claire's Stores, Inc.	123,300	2,823,570
Cost Plus, Inc. (a)	100	3,046
Hot Topic, Inc. (a)	62,600	1,672,046
Michaels Stores, Inc. (a)	3,500	136,500
Movie Gallery, Inc. (a)	453,000	9,567,360
PETsMART, Inc. (a)	702,300	11,264,892
		48,516,655
Textiles Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co. (a)	368,100	11,778,832
Quiksilver, Inc. (a)	236,300	5,860,240
Tropical Sportswear International Corp. (a)	4,400	97,636
Vans, Inc. (a)	61,600	500,254
		18,236,962
TOTAL CONSUMER DISCRETIONARY		139,300,770
CONSUMER STAPLES - 7.7%
Beverages - 2.1%
Pepsi Bottling Group, Inc.	752,000	23,161,600
PepsiAmericas, Inc.	471,500	7,044,210
		30,205,810
Food & Drug Retailing - 1.5%
CVS Corp.	406,700	12,445,020
George Weston Ltd.	43,450	3,596,238
United Natural Foods, Inc. (a)	223,974	4,367,493
Whole Foods Market, Inc. (a)	3,300	159,126
Wild Oats Markets, Inc. (a)	54,500	877,450
		21,445,327
Food Products - 3.6%
Central Garden & Pet Co. Class A (a)	100	1,753
Dean Foods Co. (a)	271,400	10,123,220
Dole Food Co., Inc.	104,100	3,003,285
Fresh Del Monte Produce Inc.	291,800	7,295,000
Hershey Foods Corp.	69,500	4,343,750
Horizon Organic Holding Corp. (a)	100	1,762
McCormick & Co., Inc. (non-vtg.)	543,200	13,987,400
Riviana Foods, Inc.	24,700	626,367
Sanderson Farms, Inc.	454,100	11,357,041
		50,739,578
Personal Products - 0.1%
Steiner Leisure Ltd. (a)	72,100	1,045,450
Tobacco - 0.4%
RJ Reynolds Tobacco Holdings, Inc.	110,300	5,928,625
TOTAL CONSUMER STAPLES		109,364,790
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 8.0%
Energy Equipment & Services - 5.4%
BJ Services Co. (a)	213,610	$ 7,237,107
ENSCO International, Inc.	45,310	1,235,151
GlobalSantaFe Corp.	246,050	6,729,468
Grant Prideco, Inc. (a)	51,800	704,480
National-Oilwell, Inc. (a)	588,600	12,390,030
Oceaneering International, Inc. (a)	717,900	19,383,300
Pride International, Inc. (a)	373,500	5,849,010
Tidewater, Inc.	374,850	12,340,062
Varco International, Inc. (a)	368,748	6,467,831
W-H Energy Services, Inc. (a)	207,100	4,589,336
		76,925,775
Oil & Gas - 2.6%
Devon Energy Corp.	85,100	4,193,748
Equitable Resources, Inc.	88,800	3,045,840
Forest Oil Corp. (a)	76,500	2,174,895
Hurricane Hydrocarbons Class A	652,600	6,025,457
John Wood Group PLC	159,800	514,058
Premcor, Inc.	2,000	51,440
Suncor Energy, Inc.	1,161,400	20,374,095
Valero Energy Corp.	100	3,742
		36,383,275
TOTAL ENERGY		113,309,050
FINANCIALS - 13.3%
Banks - 3.0%
Associated Banc-Corp.	130,700	4,928,697
Boston Private Financial Holdings, Inc.	351,000	8,683,740
Colonial Bancgroup, Inc.	208,600	3,129,000
Commerce Bancorp, Inc., New Jersey	224,384	9,917,773
Hancock Holding Co.	100	6,738
Kookmin Bank sponsord ADR	319,400	15,698,510
Wintrust Financial Corp.	100	3,457
		42,367,915
Diversified Financials - 2.5%
Doral Financial Corp.	1,400	46,746
Investment Technology Group, Inc. (a)	103,700	3,390,990
Principal Financial Group, Inc.	893,500	27,698,500
Sumitomo Trust & Banking Ltd.	836,000	4,026,726
		35,162,962
Insurance - 3.2%
AFLAC, Inc.	2,800	89,600
Alleghany Corp.	39,236	7,494,076
American Medical Securities Group, Inc. (a)	38,700	926,865
Mercury General Corp.	34,500	1,673,250
Ohio Casualty Corp. (a)	99,500	2,079,550
Old Republic International Corp.	122,000	3,843,000
PMA Capital Corp. Class A	174,000	3,680,100
ProAssurance Corp. (a)	47,200	830,720

	Shares	Value (Note 1)
Progressive Corp.	63,900	$ 3,696,615
Protective Life Corp.	78,880	2,610,928
Reinsurance Group of America, Inc.	99,400	3,063,508
RenaissanceRe Holdings Ltd.	42,300	1,548,180
StanCorp Financial Group, Inc.	7,542	418,581
The MONY Group, Inc.	34,400	1,169,944
The PMI Group, Inc.	64,800	2,475,360
W.R. Berkley Corp.	187,300	10,301,500
Zenith National Insurance Corp.	300	9,555
		45,911,332
Real Estate - 4.6%
Apartment Investment & Management Co. Class A	324,200	15,950,640
AvalonBay Communities, Inc.	144,500	6,748,150
Heritage Property Investment Trust, Inc.	275,000	7,345,250
Hospitality Properties Trust (SBI)	106,200	3,876,300
New Plan Excel Realty Trust	162,900	3,393,207
ProLogis Trust	298,200	7,753,200
Regency Centers Corp.	134,400	3,984,960
Simon Property Group, Inc.	417,000	15,362,280
		64,413,987
TOTAL FINANCIALS		187,856,196
HEALTH CARE - 9.0%
Biotechnology - 3.1%
Charles River Labs International, Inc. (a)	442,100	15,495,605
Gilead Sciences, Inc. (a)	100	3,288
IDEC Pharmaceuticals Corp. (a)	200	7,090
Invitrogen Corp. (a)	873,900	27,973,539
		43,479,522
Health Care Equipment & Supplies - 1.7%
Apogent Technologies, Inc. (a)	100	2,057
Becton, Dickinson & Co.	100	3,445
CTI Molecular Imaging, Inc.	7,700	176,638
DENTSPLY International, Inc.	100	3,691
Edwards Lifesciences Corp. (a)	146,400	3,396,480
Guidant Corp. (a)	3,800	114,874
Kyphon, Inc.	1,000	14,580
Respironics, Inc. (a)	4,000	136,200
St. Jude Medical, Inc. (a)	111,500	8,234,275
Varian Medical Systems, Inc. (a)	297,400	12,059,570
		24,141,810
Health Care Providers & Services - 2.8%
AmSurg Corp. (a)	105,400	2,767,804
Coventry Health Care, Inc. (a)	369,000	10,486,980
First Health Group Corp. (a)	9,800	274,792
IMS Health, Inc.	812,600	14,586,170
McKesson Corp.	3,500	114,450
Medical Staffing Network Holdings, Inc.	700	17,150
MIM Corp. (a)	100	1,209
Omnicare, Inc.	203,400	5,341,284
Oxford Health Plans, Inc. (a)	100	4,646
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Dental Co. (a)	3,100	$ 156,023
Pharmaceutical Product Development, Inc. (a)	100	2,634
Priority Healthcare Corp. Class B (a)	100	2,350
Province Healthcare Co. (a)	100	2,236
Quest Diagnostics, Inc. (a)	1,600	137,680
ResCare, Inc. (a)	810,900	5,368,158
		39,263,566
Pharmaceuticals - 1.4%
Alpharma, Inc. Class A	100	1,698
Eon Labs, Inc.	91,500	1,627,785
ICN Pharmaceuticals, Inc.	95,700	2,316,897
Perrigo Co. (a)	14,200	184,600
SICOR, Inc. (a)	842,600	15,621,804
Watson Pharmaceuticals, Inc. (a)	5,200	131,404
		19,884,188
TOTAL HEALTH CARE		126,769,086
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.6%
Alliant Techsystems, Inc. (a)	184,950	11,799,810
L-3 Communications Holdings, Inc. (a)	198,600	10,724,400
Veridian Corp.	2,000	45,400
		22,569,610
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	3,250	108,973
Expeditors International of Washington, Inc.	4,400	145,904
		254,877
Airlines - 0.0%
ExpressJet Holdings, Inc. Class A	4,000	52,200
Building Products - 0.0%
Crane Co.	100	2,538
Commercial Services & Supplies - 4.8%
Avery Dennison Corp.	100	6,275
Bright Horizons Family Solutions, Inc. (a)	43,500	1,440,285
CheckFree Corp. (a)	165,800	2,593,112
ChoicePoint, Inc. (a)	525,200	23,880,844
Coinstar, Inc. (a)	88,800	2,171,160
DeVry, Inc. (a)	3,900	89,076
DST Systems, Inc. (a)	223,000	10,193,330
Education Management Corp. (a)	100	4,073
eFunds Corp. (a)	475,700	4,513,917
H&R Block, Inc.	3,300	152,295
Ionics, Inc. (a)	100	2,425
Pittston Co. - Brinks Group	358,600	8,606,400
Tetra Tech, Inc. (a)	315,900	4,643,730
Viad Corp.	374,007	9,724,182
		68,021,104

	Shares	Value (Note 1)
Electrical Equipment - 0.5%
AMETEK, Inc.	60,700	$ 2,261,075
AstroPower, Inc. (a)	213,750	4,198,050
		6,459,125
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	61,900	2,784,262
Teleflex, Inc.	59,000	3,371,850
		6,156,112
Machinery - 2.6%
AGCO Corp. (a)	144,800	2,823,600
Alfa Laval AB	700,000	7,028,573
Graco, Inc.	445,800	11,207,412
Parker Hannifin Corp.	32,300	1,543,617
Pentair, Inc.	263,500	12,669,080
Tennant Co.	18,800	744,480
		36,016,762
Marine - 0.1%
Stelmar Shipping Ltd. (a)	120,300	1,785,252
TOTAL INDUSTRIALS		141,317,580
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.7%
3Com Corp. (a)	440,300	1,937,320
Avocent Corp. (a)	252,600	4,021,392
Harris Corp.	10,200	369,648
Loral Space & Communications Ltd. (a)	678,100	671,319
Plantronics, Inc. (a)	158,400	3,011,184
Polycom, Inc. (a)	100	1,199
Scientific-Atlanta, Inc.	5,100	83,895
UTStarcom, Inc. (a)	100	2,017
		10,097,974
Computers & Peripherals - 0.7%
Drexler Technology Corp. (a)	436,700	9,432,720
Electronic Equipment & Instruments - 3.3%
Anritsu Corp.	633,000	4,456,964
Itron, Inc. (a)	152,000	3,986,960
Mettler-Toledo International, Inc. (a)	87,400	3,222,438
Symbol Technologies, Inc.	3,170,600	26,950,100
Tektronix, Inc. (a)	5,200	97,292
Teledyne Technologies, Inc. (a)	229,100	4,753,825
Waters Corp. (a)	105,120	2,806,704
		46,274,283
Internet Software & Services - 0.2%
Altiris, Inc.	9,500	49,324
AsiaInfo Holdings, Inc. (a)	100	1,325
CNET Networks, Inc. (a)	100	199
FreeMarkets, Inc. (a)	100	1,413
Overture Services, Inc. (a)	100	2,498
Plumtree Software, Inc.	1,000	4,980
Retek, Inc. (a)	92,800	2,255,040
		2,314,779
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	100	$ 4,748
Manhattan Associates, Inc. (a)	5,000	160,800
SRA International, Inc. Class A	700	18,886
SunGard Data Systems, Inc. (a)	259,160	6,862,557
		7,046,991
Semiconductor Equipment & Products - 0.3%
Cypress Semiconductor Corp. (a)	197,630	3,000,023
International Rectifier Corp. (a)	100	2,915
LAM Research Corp. (a)	103,000	1,851,940
NVIDIA Corp. (a)	5,000	85,900
		4,940,778
Software - 0.4%
Borland Software Corp. (a)	7,700	79,310
Cerner Corp. (a)	80,100	3,831,183
Dassault Systemes SA sponsored ADR	100	4,475
Eclipsys Corp. (a)	100	656
Kronos, Inc. (a)	2,300	70,125
Legato Systems, Inc. (a)	7,000	25,200
Magma Design Automation, Inc.	100	1,680
National Instruments Corp. (a)	100	3,256
Renaissance Learning, Inc. (a)	100	2,022
Vastera, Inc. (a)	480,500	2,109,395
		6,127,302
TOTAL INFORMATION TECHNOLOGY		86,234,827
MATERIALS - 19.8%
Chemicals - 2.1%
Agrium, Inc.	441,200	4,303,468
Albemarle Corp.	189,300	5,820,975
Ecolab, Inc.	2,900	134,067
IMC Global, Inc.	365,000	4,562,500
International Flavors & Fragrances, Inc.	94,800	3,080,052
Potash Corp. of Saskatchewan	100	6,694
Praxair, Inc.	84,600	4,819,662
Sigma Aldrich Corp.	144,200	7,231,630
		29,959,048
Containers & Packaging - 2.3%
Packaging Corp. of America (a)	137,100	2,726,919
Pactiv Corp. (a)	1,019,500	24,264,100
Sealed Air Corp.	115,600	4,655,212
		31,646,231
Metals & Mining - 15.4%
Agnico-Eagle Mines Ltd.	1,072,430	15,630,616
AUR Resources, Inc. (a)	1,858,900	5,737,421
Barrick Gold Corp.	449,440	8,545,377
Carpenter Technology Corp.	102,200	2,944,382

	Shares	Value (Note 1)
Century Aluminum Co.	32,200	$ 479,458
Compania de Minas Buenaventura SA sponsored ADR	133,800	3,425,280
Falconbridge Ltd.	691,700	9,077,907
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	855,600	15,272,460
Gold Fields Ltd. sponsored ADR	326,900	3,667,818
Harmony Gold Mining Co. Ltd.	733,000	10,119,683
Liquidmetal Technologies	10,000	116,000
Meridian Gold, Inc. (a)	1,879,200	30,611,515
Newcrest Mining Ltd.	1,989,800	8,499,847
Newmont Mining Corp. Holding Co.	1,122,680	29,560,164
Nucor Corp.	496,100	32,266,339
Outokumpu Oyj (A Shares)	173,800	2,101,489
Phelps Dodge Corp.	138,600	5,710,320
Placer Dome, Inc.	586,530	6,575,882
Steel Dynamics, Inc. (a)	796,000	13,110,120
Teck Cominco Ltd. Class B (sub. vtg.)	1,550,900	14,063,757
Xstrata PLC (a)	43,300	563,466
		218,079,301
TOTAL MATERIALS		279,684,580
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
CenturyTel, Inc.	123,700	3,649,150
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	1,654,100	5,706,645
TOTAL TELECOMMUNICATION SERVICES		9,355,795
UTILITIES - 5.3%
Electric Utilities - 1.6%
REPower Systems AG	127,100	3,905,033
TXU Corp.	352,000	18,145,600
		22,050,633
Gas Utilities - 2.0%
KeySpan Corp.	498,700	18,776,055
ONEOK, Inc.	195,100	4,282,445
Southwestern Energy Co. (a)	349,000	5,301,310
		28,359,810
Multi-Utilities & Unregulated Power - 1.7%
SCANA Corp.	797,400	24,615,738
TOTAL UTILITIES		75,026,181
TOTAL COMMON STOCKS (Cost $1,201,861,546)		1,268,218,855
Convertible Bonds - 0.3%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Charles River Laboratories, Inc. 3.5% 2/1/22 (d) (Cost $3,800,000)	B+	$ 3,800,000	$ 4,232,250
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 1.68% 7/5/02 (e) (Cost $24,994)	-	25,000	24,995
Money Market Funds - 12.7%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	143,937,117	143,937,117
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	36,108,580	36,108,580
TOTAL MONEY MARKET FUNDS (Cost $180,045,697)		180,045,697
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,385,732,237)		1,452,521,797
NET OTHER ASSETS - (2.7)%		(38,441,210)
NET ASSETS - 100%		1,414,080,587
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
1 Midcap 400 Index Contracts	Sept. 2002	$ 245,150	$ (9,431)
The face value of futures purchased as a percentage of net assets - 0.0%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,232,250 or 0.3% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,995.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,313,425,778 and $1,007,652,007.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $136,941 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.9%
Canada	8.8
Korea (South)	1.1
South Africa	1.0
Others (individually less than 1%)	3.2
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,387,499,346. Net unrealized appreciation aggregated $65,022,451, of which $134,452,974 related to appreciated investment securities and $69,430,523 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $58,214,000 of which $15,428,000 and $42,786,000 will expire on December 31, 2008 and 2009, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,834,927) (cost $1,385,732,237) - See accompanying schedule		$ 1,452,521,797
Cash		1,271
Receivable for fund shares sold		2,100,796
Dividends receivable		1,229,286
Interest receivable		270,305
Receivable for daily variation on futures contracts		1,275
Other receivables		311,566
Total assets		1,456,436,296
Liabilities
Payable for investments purchased	$ 3,587,455
Payable for fund shares redeemed	1,789,008
Accrued management fee	692,100
Distribution fees payable	111,961
Other payables and accrued expenses	66,605
Collateral on securities loaned, at value	36,108,580
Total liabilities		42,355,709
Net Assets		$ 1,414,080,587
Net Assets consist of:
Paid in capital		$ 1,408,117,469
Undistributed net investment income		2,460,952
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(63,280,795)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		66,782,961
Net Assets		$ 1,414,080,587
Initial Class: Net Asset Value, offering price and redemption price per share ($625,273,100 ÷ 32,614,518 shares)		$ 19.17
Service Class: Net Asset Value, offering price and redemption price per share ($415,960,546 ÷ 21,744,367 shares)		$ 19.13
Service Class 2: Net Asset Value, offering price and redemption price per share ($372,846,941 ÷ 19,555,234 shares)		$ 19.07

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 6,033,211
Interest		1,269,580
Security lending		144,535
Total income		7,447,326
Expenses
Management fee	$ 3,776,763
Transfer agent fees	456,463
Distribution fees	565,280
Accounting and security lending fees	158,485
Non-interested trustees' compensation	2,090
Custodian fees and expenses	39,527
Audit	12,656
Legal	8,001
Miscellaneous	34,016
Total expenses before reductions	5,053,281
Expense reductions	(505,659)	4,547,622
Net investment income (loss)		2,899,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,373,439)
Foreign currency transactions	(25,528)
Futures contracts	(19,512)
Total net realized gain (loss)		(2,418,479)
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,178,927)
Assets and liabilities in foreign currencies	3,233
Futures contracts	(9,431)
Total change in net unrealized appreciation (depreciation)		(25,185,125)
Net gain (loss)		(27,603,604)
Net increase (decrease) in net assets resulting from operations		$ (24,703,900)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,899,704	$ 9,952,192
Net realized gain (loss)	(2,418,479)	(21,695,188)
Change in net unrealized appreciation (depreciation)	(25,185,125)	(14,911,862)
Net increase (decrease) in net assets resulting from operations	(24,703,900)	(26,654,858)
Distributions to shareholders from net investment income	(10,315,464)	-
Share transactions - net increase (decrease)	297,144,685	233,603,651
Total increase (decrease) in net assets	262,125,321	206,948,793
Net Assets
Beginning of period	1,151,955,266	945,006,473
End of period (including undistributed net investment income of $2,460,952 and undistributed net investment income of $9,876,712, respectively)	$ 1,414,080,587	$ 1,151,955,266
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	4,875,356	3,990,166	10,207,775
Reinvested	277,413	161,340	101,720
Redeemed	(1,878,423)	(1,169,810)	(1,545,515)
Net increase (decrease)	3,274,346	2,981,696	8,763,980
Dollars
Sold	$ 97,064,092	$ 78,829,203	$ 200,685,097
Reinvested	5,301,369	3,078,362	1,935,732
Redeemed	(36,828,613)	(22,835,576)	(30,084,981)
Net increase (decrease)	$ 65,536,848	$ 59,071,989	$ 172,535,848

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	9,676,112	9,095,820	8,986,545
Reinvested	-	-	-
Redeemed	(9,413,601)	(4,323,424)	(1,810,628)
Net increase (decrease)	262,511	4,772,396	7,175,917
Dollars
Sold	$ 182,558,139	$ 170,632,678	$ 167,539,684
Reinvested	-	-	-
Redeemed	(173,494,579)	(80,200,595)	(33,431,676)
Net increase (decrease)	$ 9,063,560	$ 90,432,083	$ 134,108,008

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,301,369	$ 3,078,363	$ 1,935,732
From net realized gain	-	-	-
Total	$ 5,301,369	$ 3,078,363	$ 1,935,732

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ -	$ -	$ -
From net realized gain	-	-	-
Total	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.60	$ 20.26	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.20	.19	-	-
Net realized and unrealized gain (loss)	(.30)	(.86)	4.95	5.05	.31
Total from investment operations	(.25)	(.66)	5.14	5.05	.31
Distributions from net investment income	(.18)	-	(.08)	-	-
Distributions from net realized gain	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	(.05)	(.02)	-
Total distributions	(.18)	-	(.13)	(.11)	-
Net asset value, end of period	$ 19.17	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Total Return B,C,D	(1.27)%	(3.26)%	33.78%	49.04%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.69% A	.69%	.74%	3.34%	115.88% A
Expenses net of voluntary waivers, if any	.69% A	.69%	.74%	1.00%	1.00% A
Expenses net of all reductions	.61% A	.62%	.69%	.97%	1.00% A
Net investment income (loss)	.53% A	1.06%	1.01%	.01%	(.27)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 625,273	$ 574,934	$ 589,026	$ 1,744	$ 516
Portfolio turnover rate	171% A	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of sale of shares) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.54	$ 20.22	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.18	.17	(.01)	-
Net realized and unrealized gain (loss)	(.29)	(.86)	4.93	5.05	.31
Total from investment operations	(.25)	(.68)	5.10	5.04	.31
Distributions from net investment income	(.16)	-	(.07)	-	-
Distributions from net realized gain	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	(.05)	(.02)	-
Total distributions	(.16)	-	(.12)	(.11)	-
Net asset value, end of period	$ 19.13	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Total Return B,C,D	(1.28)%	(3.36)%	33.54%	48.94%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.79% A	.79%	.84%	3.41%	115.96% A
Expenses net of voluntary waivers, if any	.79% A	.79%	.84%	1.10%	1.10% A
Expenses net of all reductions	.71% A	.72%	.79%	1.07%	1.10% A
Net investment income (loss)	.43% A	.96%	.92%	(.09)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,961	$ 366,665	$ 282,941	$ 25,908	$ 516
Portfolio turnover rate	171% A	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of sale of shares) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss) E	.03	.15	.14
Net realized and unrealized gain (loss)	(.29)	(.86)	5.35
Total from investment operations	(.26)	(.71)	5.49
Distributions from net investment income	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	(.05)
Total distributions	(.16)	-	(.11)
Net asset value, end of period	$ 19.07	$ 19.49	$ 20.20
Total Return B,C,D	(1.33)%	(3.51)%	37.12%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.94%	.99% A
Expenses net of voluntary waivers, if any	.94% A	.94%	.99% A
Expenses net of all reductions	.86% A	.88%	.94% A
Net investment income (loss)	.28% A	.81%	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 372,847	$ 210,356	$ 73,039
Portfolio turnover rate	171% A	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Performance

Fidelity Variable Insurance Products: Money Market Portfolio - Service Class

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. The initial offering of Service Class shares took place on July 7, 2000. Performance for Service Class shares reflects an asset-based service fee (12b-1 fee), and returns prior to July 7, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class' 12b-1 fee been reflected, returns prior to July 7, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past five year and past ten year total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Money Market - Service Class	2.39%	4.91%	4.77%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	7/2/02	4/2/02	1/1/02	10/2/01	7/3/01
Fidelity VIP: Money Market - Service Class	1.60%	1.76%	2.00%	3.13%	3.79%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year.

Comparing Performance

The U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. A money market fund returns to its shareholders income earned by the fund's investments after expenses.

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Robert Duby, Portfolio Manager of Money Market Portfolio

Q. Bob, what was the investment environment like during the six months that ended June 30, 2002?

A. At the beginning of the period, the Federal Reserve Board had just finished an aggressive easing of monetary policy, having driven short-term interest rates to their lowest level in 40 years. The rate banks charge each other for overnight loans - known as the fed funds target rate - stood at 1.75% on January 1, 2002. Since then, the Fed has kept the target rate unchanged, although it moved from a bias toward lowering rates to support the economy to a more neutral stance. Earlier in 2002, many market participants expected the economy to rebound enough to encourage the Fed to reverse course and quickly raise rates. In fact, some expected the Fed to hike rates as early as May or June. However, generally positive economic data in the first quarter of 2002 turned mixed during early April and May. Nevertheless, the duration of the economic downturn remained mild by historical standards due to increased federal government spending and the delayed effect of the Fed's 2001 rate cuts. While pockets of weakness still existed, manufacturing was generally on the mend. However, weak business spending held back a full recovery, as did corporate governance scandals that eroded investor confidence in the financial markets.

Q. What other factors influenced the money markets?

A. The need for improved corporate governance has been an important factor within the money markets, one that led to greater volatility. In some instances, companies shut out of the commercial paper market due to investor hesitancy about their credit quality were forced to look elsewhere for funding. The amount of commercial paper outstanding fell dramatically during the period as a consequence, further exacerbated by the reduced corporate funding requirements associated with a slow business environment. The diminished supply of commercial paper combined with a record dollar volume of money market fund inflows during 2001 kept downward pressure on short-term market rates into 2002, even after the Fed had concluded its easing campaign.

Q. What was your strategy with the fund?

A. During the period, I looked to keep the average maturity of the portfolio relatively long because longer maturities offered more attractive risk/reward tradeoffs at a time when Fed action appeared increasingly unlikely. Credit quality concerns dominated my strategy throughout the period. In response, I used government agency discount notes during most of the period as the primary vehicle for adjusting maturities. As economic signs improved early this year, we began investing in corporate issuers with stronger financial profiles.

Q. What's your outlook, Bob?

A. The Fed's aggressive monetary policy in 2001 laid the foundation for surprisingly positive economic activity in the first quarter of 2002. The economy appears to have weathered the shocks of September 11 and the bursting of the technology bubble. At this point, the Fed's overriding objective appears to be one of nurturing the economic recovery. Benign inflation, excess capacity and soft economic data remove the need for the Fed to urgently increase rates in the near future. When business investment shows sustainable signs of strength, the Fed will likely begin to gradually raise rates. Given this environment, we are currently maintaining a neutral posture.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: income and share-price stability by investing in high-quality, short-term instruments

Start date: April 1, 1982

Size: as of June 30, 2002, more than $2.7 billion

Manager: Robert Duby, since 1997; joined Fidelity in 1982

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bank One Corp. 8/1/02	1.86%	$ 15,000,000	$ 15,056,407
Certificates of Deposit - 48.5%
Domestic Certificates Of Deposit - 0.7%
Citibank NA, New York
9/4/02	1.82%	15,000,000	15,000,000
U.S. Bank NA, Cincinnati
11/1/02	1.95	5,000,000	5,000,000
			20,000,000
London Branch, Eurodollar, Foreign Banks - 28.6%
ABN-AMRO Bank NV
8/19/02	1.90	5,000,000	5,000,000
8/19/02	1.93	20,000,000	20,000,000
11/8/02	2.00	5,000,000	5,000,000
11/12/02	1.96	35,000,000	35,000,000
Australia & New Zealand Banking Group Ltd.
12/16/02	2.11	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA
8/30/02	1.82	30,000,000	30,001,406
Barclays Bank PLC
9/16/02	1.97	35,000,000	34,998,512
9/19/02	2.01	25,000,000	25,000,000
10/28/02	2.04	25,000,000	25,000,000
11/12/02	1.96	10,000,000	10,000,000
12/13/02	2.07	5,000,000	5,000,000
Bayerische Hypo-und Vereinsbank AG
8/19/02	1.85	5,000,000	5,000,000
9/27/02	1.82	100,000,000	99,999,999
11/8/02	2.05	10,000,000	10,000,000
BNP Paribas SA
12/17/02	2.10	15,000,000	15,000,000
12/31/02	2.23	25,000,000	25,000,000
Credit Agricole Indosuez
12/31/02	2.24	5,000,000	5,000,000
Deutsche Bank AG
9/12/02	2.02	15,000,000	15,000,000
12/13/02	2.07	5,000,000	5,000,000
12/31/02	2.25	5,000,000	5,002,976
Dresdner Bank AG
11/13/02	2.03	5,000,000	5,000,000
Halifax PLC
8/27/02	1.96	10,000,000	10,000,000
11/8/02	2.00	15,000,000	15,000,000
11/12/02	1.96	10,000,000	10,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
HBOS Treasury Services PLC
9/20/02	1.81% (a)	$ 50,000,000	$ 50,000,000
10/2/02	1.81	50,000,000	50,000,000
ING Bank NV
8/22/02	1.96	5,000,000	5,000,000
9/13/02	1.82	10,000,000	10,000,000
Landesbank Baden-Wuerttemberg
11/18/02	2.00	5,000,000	5,000,000
Landesbank Hessen-Thuringen
7/22/02	1.76	10,000,000	10,000,000
Lloyds TSB Bank PLC
9/12/02	2.00	9,000,000	9,000,000
9/27/02	2.00	20,000,000	20,000,000
9/30/02	2.01	20,000,000	20,000,000
12/31/02	2.22	25,000,000	25,000,313
12/31/02	2.23	25,000,000	25,000,000
National Australia Bank Ltd.
7/31/02	1.94	5,000,000	5,000,000
12/31/02	2.23	18,000,000	18,000,000
Nordea Bank Finland PLC
8/22/02	1.94	5,000,000	5,000,000
Nordea North America, Inc.
11/12/02	1.97	5,000,000	5,000,000
RaboBank Nederland Coop. Central
8/15/02	1.95	15,000,000	14,999,992
Royal Bank of Scotland PLC
7/5/02	1.95	25,000,000	25,000,000
7/8/02	1.94	25,000,000	25,000,000
Societe Generale
12/31/02	2.15	5,000,000	5,000,000
Westdeutsche Landesbank Girozentrale
8/12/02	2.00	5,000,000	4,999,497
11/8/02	2.01	10,000,000	10,000,000
			797,002,695
New York Branch, Yankee Dollar, Foreign Banks - 19.2%
Abbey National Treasury Services PLC
7/3/02	1.75 (b)	25,000,000	24,988,622
7/10/02	1.75 (b)	10,000,000	9,995,348
Bayerische Hypo-und Vereinsbank AG
7/8/02	2.00	10,000,000	9,999,731
7/31/02	1.85	10,000,000	9,998,551
Bayerische Landesbank Girozentrale
7/5/02	1.96	5,000,000	5,000,000
BNP Paribas SA
9/5/02	2.00	25,000,000	25,000,000
9/16/02	2.00	15,000,000	15,000,000
9/25/02	2.00	15,000,000	15,000,000
12/13/02	2.08	10,000,000	10,000,000
12/31/02	2.21	20,000,000	20,000,000
12/31/02	2.23	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce
7/22/02	1.77%	$ 5,000,000	$ 5,000,000
Credit Agricole Indosuez
7/1/02	1.93 (b)	10,000,000	9,995,427
12/13/02	2.08	15,000,000	15,000,000
Deutsche Bank AG
7/1/02	1.76 (b)	50,000,000	49,993,699
7/8/02	1.73 (b)	50,000,000	49,987,014
7/22/02	1.74 (b)	10,000,000	9,995,603
Dexia Bank SA
7/15/02	1.74 (b)	5,000,000	4,998,833
7/22/02	1.75 (b)	5,000,000	4,998,168
7/26/02	1.75 (b)	10,000,000	9,995,848
Lloyds TSB Bank PLC
7/2/02	1.74 (b)	5,000,000	4,997,741
National Westminster Bank PLC
7/5/02	4.10	30,000,000	29,996,858
Royal Bank of Canada
7/8/02	1.76 (b)	25,000,000	24,996,212
7/19/02	1.75 (b)	10,000,000	9,998,126
7/25/02	1.74 (b)	15,000,000	14,993,378
7/31/02	1.74 (b)	25,000,000	24,988,687
11/20/02	2.55	28,500,000	28,481,919
Societe Generale
7/15/02	1.74 (b)	5,000,000	4,998,901
7/22/02	1.76 (b)	15,000,000	14,995,677
7/25/02	1.76 (b)	25,000,000	24,989,678
Svenska Handelsbanken AB
8/1/02	1.75 (a)(b)	10,000,000	9,994,466
Toronto-Dominion Bank
7/22/02	1.74 (b)	5,000,000	4,997,801
UBS AG
11/27/02	2.56	25,000,000	25,000,000
			533,376,288
TOTAL CERTIFICATES OF DEPOSIT			1,350,378,983
Commercial Paper - 28.1%

Amsterdam Funding Corp.
7/15/02	1.80	50,000,000	49,965,000
Aspen Funding Corp.
8/5/02	1.95	5,000,000	4,990,618
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/8/02	1.81	50,000,000	49,982,403
7/16/02	1.80	10,000,000	9,992,500
7/22/02	1.80	45,000,000	44,952,750
8/7/02	1.82	30,000,000	29,944,192
Commerzbank U.S. Finance, Inc.
8/1/02	1.85	15,000,000	14,976,104

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Corporate Receivables Corp.
7/24/02	1.80%	$ 50,000,000	$ 49,942,500
8/5/02	1.80	25,000,000	24,956,250
DaimlerChrysler North America Holding Corp.
7/16/02	2.08	5,000,000	4,995,688
Edison Asset Securitization LLC
10/3/02	1.92	15,000,000	14,925,583
10/3/02	1.94	5,000,000	4,974,933
11/1/02	2.02	10,000,000	9,931,667
Falcon Asset Securitization Corp.
7/10/02	1.80	50,000,000	49,977,500
7/18/02	1.80	25,000,000	24,978,750
8/5/02	1.84	15,000,000	14,973,167
8/28/02	1.85	5,000,000	4,985,178
Fleet Funding Corp.
9/10/02	1.82	5,000,000	4,982,151
Ford Motor Credit Co.
7/11/02	2.03	10,000,000	9,994,389
7/15/02	2.04	5,000,000	4,996,033
7/15/02	2.05	5,000,000	4,996,033
GE Capital International Funding, Inc.
8/19/02	1.84	25,000,000	24,937,729
General Electric Capital Corp.
9/10/02	1.95	5,000,000	4,980,968
9/11/02	1.99	5,000,000	4,980,300
12/9/02	2.10	10,000,000	9,907,425
General Electric Capital Services, Inc.
8/19/02	1.92	5,000,000	4,987,001
General Mills, Inc.
7/1/02	2.05	5,000,000	5,000,000
7/16/02	2.02	3,909,000	3,905,710
7/22/02	2.02	5,000,000	4,994,108
7/29/02	2.02	3,000,000	2,995,287
Montauk Funding Corp.
7/18/02	1.82	35,000,000	34,970,085
9/30/02	1.88	25,000,000	24,881,826
Morgan Stanley
7/1/02	2.08 (b)	40,000,000	40,000,000
Newcastle (Discover Card Master Trust)
8/5/02	1.81	5,000,000	4,991,250
8/6/02	1.83	5,000,000	4,990,900
9/12/02	1.82	5,000,000	4,981,649
9/13/02	1.82	5,000,000	4,981,397
Phillips Petroleum Co.
7/15/02	2.02	5,000,000	4,996,072
7/16/02	2.00	5,000,000	4,995,833
7/29/02	2.04	5,000,000	4,992,067
Quincy Capital Corp.
8/16/02	1.81	10,000,000	9,977,000
RaboBank Nederland Coop. Central
7/8/02	1.90	10,000,000	9,996,344
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Receivables Capital Corp.
7/24/02	1.80%	$ 5,000,000	$ 4,994,250
Sears Roebuck Acceptance Corp.
8/27/02	2.13	5,000,000	4,983,217
Sheffield Receivables Corp.
7/25/02	1.82	50,000,000	49,939,500
The Walt Disney Co.
8/6/02	2.16	5,000,000	4,989,250
UBS Finance, Inc.
10/28/02	1.98	27,237,000	27,060,535
Variable Funding Capital Corp.
8/5/02	1.81	25,000,000	24,956,250
Wyeth
7/8/02	1.87	5,000,000	4,998,182
8/12/02	1.88	5,000,000	4,989,092
TOTAL COMMERCIAL PAPER			782,766,616
Federal Agencies - 5.4%

Fannie Mae - 5.4%
Agency Coupons - 1.8%
7/1/02	1.83 (b)	50,000,000	49,986,444
Discount Notes - 3.6%
7/15/02	1.89	50,000,000	49,963,639
7/26/02	3.61	25,000,000	24,939,410
11/6/02	1.93	25,000,000	24,830,222
			99,733,271
TOTAL FEDERAL AGENCIES			149,719,715
Bank Notes - 3.2%

American Express Centurion Bank
7/15/02	1.81 (b)	5,000,000	5,000,000
7/26/02	1.81 (b)	5,000,000	5,000,000
Bank of America NA
8/14/02	1.93	20,000,000	20,000,000
Bank One NA, Chicago
7/17/02	1.94 (b)	25,000,000	25,016,854
U.S. Bank NA, Cincinnati
7/27/02	1.77 (b)	25,000,000	24,991,933
World Savings Bank FSB
9/4/02	1.82	10,000,000	9,999,461
TOTAL BANK NOTES			90,008,248
Master Notes - 2.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
7/1/02	2.29%	$ 25,000,000	$ 25,000,000
Goldman Sachs Group, Inc.
8/28/02	1.90 (c)	20,000,000	20,000,000
9/25/02	1.97 (c)	20,000,000	20,000,000
TOTAL MASTER NOTES			65,000,000
Medium-Term Notes - 4.0%

AT&T Corp.
8/6/02	3.05 (b)	25,000,000	25,000,000
Bank One Corp.
9/16/02	2.02 (b)	20,000,000	20,007,717
Citigroup, Inc.
7/12/02	1.81 (b)	5,000,000	5,000,000
General Electric Capital Corp.
7/9/02	1.87 (b)	20,000,000	20,000,000
7/29/02	1.84 (b)	10,000,000	10,000,000
Harwood Street Funding I LLC
7/22/02	1.96 (b)	10,000,000	10,000,000
Household Finance Corp.
9/20/02	1.98 (b)	10,000,000	9,991,538
Sheffield Receivables Corp.
7/22/02	1.80 (b)	5,000,000	5,000,000
Variable Funding Capital Corp.
7/19/02	1.79 (b)	5,000,000	4,999,899
TOTAL MEDIUM-TERM NOTES			109,999,154
Short-Term Notes - 2.8%

Jackson National Life Insurance Co.
7/1/02	2.19 (b)(c)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/1/02	2.23 (b)(c)	10,000,000	10,000,000
Monumental Life Insurance Co.
7/1/02	1.98 (b)(c)	5,000,000	5,000,000
7/1/02	2.01 (b)(c)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/02	2.16 (b)(c)	20,000,000	20,000,000
Pacific Life Insurance Co.
7/8/02	1.99 (b)(c)	5,000,000	5,000,000
SMM Trust 2001 M
9/13/02	1.89 (b)(c)	15,000,000	15,000,000
Transamerica Occidental Life Insurance Co.
8/1/02	2.08 (b)(c)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			77,000,000
Repurchase Agreements - 5.6%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 6/28/02 due 7/1/02 At 2%	$ 16,620,768	$ 16,618,000
With:
Bank of America NA At 2.08%, dated 6/28/02 due 7/1/02 (Commercial Paper Obligations) (principal amount $71,578,742) 0% - 2.05%, 7/12/02 - 8/22/02	70,012,133	70,000,000
J.P. Morgan Securities At 2.06%, dated 6/28/02 due 7/1/02 (Corporate Obligations) (principal amount $64,785,000) 0% - 7.65%, 8/2/02 - 4/15/16	70,012,017	70,000,000
TOTAL REPURCHASE AGREEMENTS		156,618,000
TOTAL INVESTMENT PORTFOLIO - 100.4%	2,796,547,123
NET OTHER ASSETS - (0.4)%	(10,391,034)
NET ASSETS - 100%	$ 2,786,156,089
Total Cost for Income Tax Purposes $ 2,796,547,123
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 1.90%, 8/28/02	6/11/02	$ 20,000,000.00
1.97%, 9/25/02	5/23/02	$ 20,000,000.00
Jackson National Life Insurance Co. 2.19%, 7/1/02	7/6/99	$ 7,000,000.00
Metropolitan Life Insurance Co. 2.23%, 7/1/02	3/26/02	$ 10,000,000.00
Monumental Life Insurance Co.: 1.98%, 7/1/02	9/17/98	$ 5,000,000.00
2.01%, 7/1/02	3/12/99	$ 5,000,000.00
New York Life Insurance Co. 2.16%, 7/1/02	2/28/02	$ 20,000,000.00
Pacific Life Insurance Co 1.99%, 7/8/02	9/6/01	$ 5,000,000.00
SMM Trust 2001 M 1.89%, 9/13/02	12/11/01	$ 15,000,000.00
Transamerica Occidental Life Insurance Co. 2.08%, 8/1/02	4/28/00	$ 10,000,000.00
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $117,000,000 or 4.2% of net assets.

Money Market Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $156,618,000) - See accompanying schedule		$ 2,796,547,123
Receivable for fund shares sold		47,079,343
Interest receivable		7,321,263
Total assets		2,850,947,729
Liabilities
Payable to custodian bank	$ 55,950
Payable for investments purchased on a delayed delivery basis	59,994,466
Payable for fund shares redeemed	3,794,280
Accrued management fee	461,108
Distribution fees payable	12,813
Other payables and accrued expenses	473,023
Total liabilities		64,791,640
Net Assets		$ 2,786,156,089
Net Assets consist of:
Paid in capital		$ 2,786,175,816
Accumulated net realized gain (loss) on investments		(19,727)
Net Assets		$ 2,786,156,089
Initial Class: Net Asset Value, offering price and redemption price per share ($2,719,610,590 ÷ 2,719,615,852 shares)		$ 1.00
Service Class: Net Asset Value, offering price and redemption price per share ($8,402,418 ÷ 8,400,860 shares)		$ 1.00
Service Class 2: Net Asset Value, offering price and redemption price per share ($58,143,081 ÷ 58,144,048 shares)		$ 1.00

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 28,282,191
Expenses
Management fee	$ 2,686,835
Transfer agent fees	906,234
Distribution fees	60,816
Accounting fees and expenses	122,336
Non-interested trustees' compensation	4,537
Custodian fees and expenses	25,112
Registration fees	846
Audit	13,510
Legal	7,412
Miscellaneous	86,229
Total expenses before reductions	3,913,867
Expense reductions	(2,739)	3,911,128
Net investment income		24,371,063
Net Realized Gain (Loss) on Investment securities		(20,578)
Net increase in net assets resulting from operations		$ 24,350,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income	$ 24,371,063	$ 105,115,032
Net realized gain (loss)	(20,578)	71,154
Net increase (decrease) in net assets resulting from operations	24,350,485	105,186,186
Distributions to shareholders from net investment income	(24,371,063)	(105,115,032)
Share transactions - net increase (decrease)	(13,611,920)	566,164,645
Total increase (decrease) in net assets	(13,632,498)	566,235,799
Net Assets
Beginning of period	2,799,788,587	2,233,552,788
End of period	$ 2,786,156,089	$ 2,799,788,587

Other Information:
Share Transactions at net asset value of $1.00 per share	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Sold	$ 3,203,824,855	$ 5,883,219	$ 296,700,926
Reinvested	23,622,385	63,786	347,100
Redeemed	(3,261,194,364)	(3,688,900)	(279,170,927)
Net increase (decrease)	$ (33,747,124)	$ 2,258,105	$ 17,877,099

Share Transactions at net asset value of $1.00 per share	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Sold	$ 6,279,947,605	$ 7,671,735	$ 244,909,763
Reinvested	104,611,787	50,876	452,369
Redeemed	(5,864,593,497)	(1,682,917)	(205,203,076)
Net increase (decrease)	$ 519,965,895	$ 6,039,694	$ 40,159,056

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 23,952,822	$ 64,775	$ 353,466

Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 104,611,787	$ 50,876	$ 452,369

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.041	.062	.050	.053	.053
Distributions from net investment income	(.009)	(.041)	(.062)	(.050)	(.053)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.89%	4.18%	6.30%	5.17%	5.46%	5.51%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.28%	.33%	.27%	.30%	.31%
Expenses net of voluntary waivers, if any	.29% A	.28%	.33%	.27%	.30%	.31%
Expenses net of all reductions	.29% A	.28%	.33%	.27%	.30%	.31%
Net investment income	1.82% A	3.99%	6.18%	5.06%	5.33%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,719,611	$ 2,753,379	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.040	.031
Distributions from net investment income	(.009)	(.040)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.86%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.40% A	.39%	.47% A
Expenses net of voluntary waivers, if any	.40% A	.39%	.45% A
Expenses net of all reductions	.40% A	.39%	.45% A
Net investment income	1.71% A	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,402	$ 6,143	$ 103

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.008	.039	.058
Distributions from net investment income	(.008)	(.039)	(.058)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.78%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.55% A	.55%	.96% A
Expenses net of voluntary waivers, if any	.55% A	.55%	.60% A
Expenses net of all reductions	.55% A	.55%	.60% A
Net investment income	1.56% A	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,143	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund. Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the Money Market Fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures and options transactions, foreign currency transactions, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales transactions. There were no significant book-to-tax differences for the money market fund.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is

Semiannual Report

2. Operating Policies - continued

Restricted Securities - continued

included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Money Market Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .30% of the fund's average net assets for Asset Manager: Growth, Growth Opportunities, Investment Grade Bond, and Mid Cap Portfolios, .20% for Growth & Income Portfolio, and .15% for Balanced Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For the Money Market Portfolio the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases. During the period the income-based portion of the management fee was $947,006 or an annualized rate of .07% of the fund's average net assets.

For the period each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager: Growth	.58%
Balanced	.43%
Growth & Income	.48%
Growth Opportunities	.58%
Investment Grade Bond	.43%
Mid Cap	.58%
Money Market	.20%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
Asset Manager: Growth	$ 4,412	$ 6,419	$ 10,831
Balanced	$ 12,492	$ 23,908	$ 36,400
Growth & Income	$ 140,519	$ 118,815	$ 259,334
Growth Opportunities	$ 132,037	$ 58,742	$ 190,779
Investment Grade Bond	$ 260	$ 38,252	$ 38,512
Mid Cap	$ 200,280	$ 365,000	$ 565,280
Money Market	$ 3,781	$ 57,035	$ 60,816

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annual rate of .07% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, each class paid FIIOC the following amounts:

Asset Manager: Growth
Initial Class	$ 129,386
Service Class	3,431
Service Class 2	2,944
$ 135,761
Balanced
Initial Class	$ 92,094
Service Class	8,554
Service Class 2	7,393
$ 108,041
Growth & Income
Initial Class	$ 283,076
Service Class	94,758
Service Class 2	35,641
$ 413,475
Growth Opportunities
Initial Class	$ 202,805
Service Class	90,666
Service Class 2	20,335
$ 313,806
Investment Grade Bond
Initial Class	$ 515,402
Service Class	163
Service Class 2	11,641
$ 527,206
Mid Cap
Initial Class	$ 210,667
Service Class	139,241
Service Class 2	106,555
$ 456,463
Money Market
Initial Class	$ 887,146
Service Class	2,971
Service Class 2	16,117
$ 906,234

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager: Growth	$ 160,167
Balanced	$ 451,057
Growth & Income	$ 1,649,845
Growth Opportunities	$ 595,704
Investment Grade Bond	$ 958,018
Mid Cap	$ 1,197,054

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction

Asset Manager: Growth	$ 99,285	$ -
Balanced	$ 36,350	$ 1,011
Growth & Income	$ 69,488	$ 940
Growth Opportunities	$ 186,513	$ 25
Investment Grade Bond	$ -	$ 23,742
Mid Cap	$ 504,865	$ 794
Money Market	$ -	$ 2,739

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR and certain unaffiliated insurance companies, each were the owners of record of more than 10% of the outstanding shares of the following funds:

Beneficial Interest
Fund	FILI %	Number of Unaffiliated Insurance Companies	Unaffiliated Insurance Companies %
Asset Manager: Growth	64%	-	-
Balanced	48%	1	37%
Growth & Income	30%	3	49%
Growth Opportunities	15%	1	56%
Investment Grade Bond	52%	-	-
Mid Cap	38%	1	25%
Money Market	58%	-	-

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager: Growth, Balanced,
Growth & Income, Growth Opportunities,
and Mid Cap Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced,
Investment Grade Bond, and Money Market Portfolios

Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
Investment Grade Bond, and Money Market Portfolios

JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced,
and Growth & Income Portfolios
Brown Brothers Harriman & Co., Boston, MA
Mid Cap Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Opportunities Portfolio

VIPSCGRP2-SANN-0802 157844
1.774859.100

Fidelity® Variable Insurance Products
Service Class 2

Asset Manager SM Portfolio
Contrafund® Portfolio
Equity-Income Portfolio
Growth Portfolio
High Income Portfolio
Index 500 Portfolio
Overseas Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Asset Manager Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Contrafund Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Equity-Income Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Growth Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
High Income Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Index 500 Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Overseas Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Asset ManagerSM - Service Class 2	-9.16%	2.97%	7.60%
Fidelity Asset Manager Composite	-5.68%	5.79%	8.81%
S&P 500 ®	-17.99%	3.66%	11.43%
LB Aggregate Bond	8.63%	7.57%	7.34%
LB 3 Month T-Bill	2.65%	4.91%	4.71%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	8.88%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

** 50% stocks, 40% bonds and 10% short-term instruments effective January 1, 1997.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset ManagerSM Portfolio - Service Class 2 on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $20,801 - a 108.01% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $29,516 over the same period - a 195.16% increase on the initial investment. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $20,315 - a 103.15% increase. You can also look at how the Fidelity Asset Manager Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $23,271 - a 132.71% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio
Fund Talk: The Managers' Overview

(Portfolio Manager photograph)

(Portfolio Manager photograph)

An interview with Richard Habermann (right) and Ford O'Neil (left), Co-Managers of Asset Manager Portfolio

Q. How did the fund perform, Dick?

R.H. For the six months ending June 30, 2002, the fund trailed both the Fidelity Asset Manager Composite Index and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which fell 5.13% and 6.29%, respectively. For the 12 months ending June 30, 2002, the fund again lagged the Composite index and Lipper average, which declined 5.68% and 8.12%, respectively.

Q. How did your asset-allocation decisions influence fund results?

R.H. While asset allocation overall was slightly negative, weak stock selection was the main driver of performance versus our benchmarks during the six-month period. The fund benefited from assuming a more cautious stance heading into 2002 by scaling back on equities to around a 50% neutral weighting as valuations began to look stretched, given little-to-no improvement in company fundamentals and heightened uncertainty about corporate governance. Slightly underweighting stocks during the spring also helped, as their prices fell sharply on the slowed pace of economic recovery and persistent geopolitical concerns, which further weakened investor confidence. Our fixed-income strategy, however, restrained performance, particularly versus our peer average. Emphasizing high-yield securities rather than stronger-performing investment-grade bonds hurt. While high-yield bonds benefited from some improvement in the economy, widespread credit quality downgrades curbed their advances. We reduced the fund's high-yield exposure and raised its cash position during the spring to provide a cushion as market conditions deteriorated.

Q. What drove the performance of the fund's equity subportfolio?

R.H. The fund's equity investments - managed by Charles Mangum, who replaced Doug Chase in February - notably underperformed the S&P 500®. Despite favorable sector positioning, poor stock picking dampened results in an unforgiving market. Much of the underperformance came from the health care sector, where the fund was hurt by the continued struggles of leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough. These stocks - and drug stocks in general - declined due to manufacturing problems, sluggish new product pipelines and drug approval delays. Simply put, using health care as a growth alternative failed us during the period, as investors became less enchanted with the sector. Additionally, Charles suffered from some existing holdings that were hurt by accounting concerns, most notably Tyco International and Computer Associates. Finally, holding sizable stakes in poor-performing media stocks Clear Channel Communications and AOL Time Warner also detracted. Conversely, the fund benefited from underweighting large-cap tech stocks, such as Intel and IBM - the latter of which we completely avoided - that suffered from high valuations and persistently weak capital spending. We owned several consumer staples stocks, including Coca-Cola and Avon Products, which - due to their defensive nature - fared well as the prospects for a strong economic recovery waned. We subsequently sold Avon prior to period end. Holding defensive financials with little exposure to the capital markets also helped, as did one health care services stock, Cardinal Health.

Q. Turning to you, Ford, how did the fund's fixed-income investments fare?

F.O. Investment-grade bonds performed well despite volatile interest rate and stock market conditions, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against this backdrop, the subportfolio benefited from my emphasis on higher-yielding, higher-quality mortgage and asset-backed securities, which outpaced Treasuries during the period. Reducing our corporate weighting also was important, as was good credit analysis and diversification, which helped us avoid several prominent issuers that experienced severe financial stress. Despite producing a negative return and underperforming investment-grade securities, the fund's high-yield subportfolio beat its benchmark, as Mark Notkin sidestepped several key defaults and credit downgrades. He also benefited from becoming more conservative and reducing exposure to speculative securities, while adding exposure to higher-rated, defensive holdings. Finally, as a conservative vehicle, the strategic cash portion of the fund - managed by John Todd - was effective in providing reasonably steady returns to help offset capital market volatility.

Q. What's your outlook?

F.O. We remain cautious. While evidence of a strengthening economy is a positive for the equity markets, accounting and reporting uncertainties remain a concern. Continued cost cutting should help boost corporate earnings in 2002, but it may take some time for demand-driven earnings to rebound. That said, given the improving backdrop, it might be wise to consider becoming more aggressive.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: high total return with reduced risk over the long term by allocating assets among stocks, bonds and short-term instruments

Start date: September 6, 1989

Size: as of June 30, 2002, more than $3.1 billion

Manager: Richard Habermann and Ford O'Neil, since 2001; Richard Habermann joined Fidelity in 1968; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Cardinal Health, Inc.	3.9
American International Group, Inc.	2.5
General Electric Co.	2.4
Fannie Mae	2.2
Microsoft Corp.	1.9
12.9
Top Five Bond Issuers as of June 30, 2002
(with maturities greater than one year)	% of fund's net assets
Fannie Mae	10.1
U.S. Treasury Obligations	5.6
Government National Mortgage Association	2.4
Freddie Mac	1.6
Ford Motor Credit Co.	0.4
20.1
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stock Class and equity futures	49.2%
Bond Class	45.2%
Short-Term Class	5.6%

* Foreign investments 4.8%

Asset Allocation in the pie chart reflects the categorization of assets as defined in the fund's prospectus. Financial Statement categorizations conform to accounting standards and will differ from the pie chart.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.0%
Dana Corp.	73,700	$ 1,365,661
Exide Technologies warrants 3/18/06 (a)	2	1
		1,365,662
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	251,800	7,163,710
Household Durables - 0.1%
Leggett & Platt, Inc.	138,700	3,245,580
Media - 2.7%
AOL Time Warner, Inc. (a)	1,678,200	24,686,322
Clear Channel Communications, Inc. (a)	1,822,700	58,362,854
Cox Communications, Inc. Class A (a)	23,100	636,405
		83,685,581
Multiline Retail - 0.5%
Federated Department Stores, Inc. (a)	125,000	4,962,500
Target Corp.	185,200	7,056,120
Wal-Mart Stores, Inc.	63,900	3,515,139
		15,533,759
Specialty Retail - 1.3%
Home Depot, Inc.	680,100	24,980,073
Lowe's Companies, Inc.	333,700	15,149,980
		40,130,053
Textiles Apparel & Luxury Goods - 0.0%
Arena Brands Holding Corp. Class B	8,445	162,566
TOTAL CONSUMER DISCRETIONARY		151,286,911
CONSUMER STAPLES - 4.2%
Beverages - 1.4%
PepsiCo, Inc.	345,800	16,667,560
The Coca-Cola Co.	467,400	26,174,400
		42,841,960
Food & Drug Retailing - 1.3%
Albertson's, Inc.	263,000	8,010,980
CVS Corp.	705,200	21,579,120
Rite Aid Corp. (a)	1,380,100	3,243,235
Safeway, Inc. (a)	159,700	4,661,643
Sysco Corp.	123,200	3,353,504
		40,848,482
Food Products - 0.0%
McCormick & Co., Inc. (non-vtg.)	29,200	751,900
Personal Products - 0.4%
Alberto-Culver Co. Class B	162,800	7,781,840
Gillette Co.	141,100	4,779,057
		12,560,897
Tobacco - 1.1%
Philip Morris Companies, Inc.	806,200	35,214,816
TOTAL CONSUMER STAPLES		132,218,055

	Shares	Value (Note 1)
ENERGY - 2.9%
Energy Equipment & Services - 0.3%
BJ Services Co. (a)	105,600	$ 3,577,728
ENSCO International, Inc.	13,600	370,736
GlobalSantaFe Corp.	72,100	1,971,935
Halliburton Co.	227,300	3,623,162
		9,543,561
Oil & Gas - 2.6%
ChevronTexaco Corp.	242,000	21,417,000
Conoco, Inc.	1,472,800	40,943,840
Exxon Mobil Corp.	434,300	17,771,556
		80,132,396
TOTAL ENERGY		89,675,957
FINANCIALS - 11.2%
Banks - 2.5%
Bank of America Corp.	173,800	12,228,568
Bank One Corp.	214,100	8,238,568
Comerica, Inc.	167,900	10,309,060
FleetBoston Financial Corp.	468,300	15,149,505
PNC Financial Services Group, Inc.	235,150	12,293,642
Synovus Financial Corp.	198,000	5,448,960
Wachovia Corp.	397,403	15,172,847
		78,841,150
Diversified Financials - 5.7%
Citigroup, Inc.	1,292,500	50,084,375
Fannie Mae	936,200	69,044,750
Goldman Sachs Group, Inc.	131,900	9,674,865
Merrill Lynch & Co., Inc.	637,800	25,830,900
Morgan Stanley	520,600	22,427,448
		177,062,338
Insurance - 3.0%
AFLAC, Inc.	61,800	1,977,600
Allmerica Financial Corp.	120,100	5,548,620
American International Group, Inc.	1,146,100	78,198,403
Hartford Financial Services Group, Inc.	114,800	6,827,156
PartnerRe Ltd.	39,300	1,923,735
		94,475,514
TOTAL FINANCIALS		350,379,002
HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 0.6%
C.R. Bard, Inc.	105,800	5,986,164
Guidant Corp. (a)	399,400	12,073,862
		18,060,026
Health Care Providers & Services - 4.0%
Cardinal Health, Inc.	1,975,800	121,333,867
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
McKesson Corp.	59,300	$ 1,939,110
Priority Healthcare Corp. Class B (a)	114,500	2,690,750
		125,963,727
Pharmaceuticals - 4.8%
Abbott Laboratories	1,600	60,240
Bristol-Myers Squibb Co.	1,444,400	37,121,080
Elan Corp. PLC sponsored ADR (a)	573,200	3,135,404
Eli Lilly & Co.	12,600	710,640
Merck & Co., Inc.	362,500	18,357,000
Pfizer, Inc.	1,294,300	45,300,500
Schering-Plough Corp.	1,494,900	36,774,540
Wyeth	174,200	8,919,040
		150,378,444
TOTAL HEALTH CARE		294,402,197
INDUSTRIALS - 3.9%
Airlines - 0.1%
AMR Corp. (a)	75,800	1,277,988
Delta Air Lines, Inc.	81,700	1,634,000
		2,911,988
Building Products - 0.1%
Masco Corp.	154,200	4,180,362
Commercial Services & Supplies - 0.2%
ChoicePoint, Inc. (a)	41,733	1,897,615
First Data Corp.	94,400	3,511,680
		5,409,295
Industrial Conglomerates - 3.0%
General Electric Co.	2,611,000	75,849,550
Tyco International Ltd.	1,259,500	17,015,845
		92,865,395
Machinery - 0.2%
Ingersoll-Rand Co. Ltd. Class A	120,100	5,483,766
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	129,400	3,882,000
Norfolk Southern Corp.	160,500	3,752,490
Union Pacific Corp.	34,400	2,176,832
		9,811,322
TOTAL INDUSTRIALS		120,662,128
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.5%
Cisco Systems, Inc. (a)	876,400	12,225,780
Comverse Technology, Inc. (a)	259,900	2,406,674
		14,632,454
Computers & Peripherals - 1.0%
Dell Computer Corp. (a)	910,600	23,803,084

	Shares	Value (Note 1)
EMC Corp. (a)	404,100	$ 3,050,955
Sun Microsystems, Inc. (a)	572,200	2,866,722
		29,720,761
Electronic Equipment & Instruments - 0.2%
Arrow Electronics, Inc. (a)	28,300	587,225
Solectron Corp. (a)	906,100	5,572,515
		6,159,740
Internet Software & Services - 0.0%
Check Point Software Technologies Ltd. (a)	63,300	858,348
IT Consulting & Services - 0.0%
Electronic Data Systems Corp.	24,300	902,745
Semiconductor Equipment & Products - 1.1%
Analog Devices, Inc. (a)	87,100	2,586,870
Atmel Corp. (a)	292,700	1,832,302
Intel Corp.	450,800	8,236,116
Lattice Semiconductor Corp. (a)	145,000	1,267,300
Linear Technology Corp.	131,300	4,126,759
Micron Technology, Inc. (a)	265,800	5,374,476
Semtech Corp. (a)	77,700	2,074,590
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	275,000	3,575,000
United Microelectronics Corp. sponsored ADR	482,600	3,547,110
		32,620,523
Software - 2.6%
Adobe Systems, Inc.	92,200	2,627,700
Computer Associates International, Inc.	745,000	11,838,050
Microsoft Corp. (a)	1,079,000	59,021,300
Network Associates, Inc. (a)	78,100	1,504,987
Oracle Corp. (a)	227,300	2,152,531
Take-Two Interactive Software, Inc. (a)	200,000	4,118,000
VERITAS Software Corp. (a)	40,200	795,558
		82,058,126
TOTAL INFORMATION TECHNOLOGY		166,952,697
MATERIALS - 0.4%
Chemicals - 0.1%
IMC Global, Inc.	293,400	3,667,500
Metals & Mining - 0.3%
Alcoa, Inc.	148,100	4,909,515
Ryerson Tull, Inc.	326,900	3,801,847
		8,711,362
TOTAL MATERIALS		12,378,862
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T Corp.	566,900	6,065,830
BellSouth Corp.	704,200	22,182,300
McCaw International Ltd. warrants 4/16/07 (a)(f)	8,150	1
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
NTL, Inc. warrants 10/14/08 (a)	3,742	$ 37
Ono Finance PLC rights 5/31/09 (a)(f)	1,740	17
Qwest Communications International, Inc.	1,050,300	2,940,840
SBC Communications, Inc.	1,200,200	36,606,100
Verizon Communications, Inc.	869,200	34,898,380
		102,693,505
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(f)	2,845	51,210
Nextel Communications, Inc. Class A (a)	500,000	1,605,000
		1,656,210
TOTAL TELECOMMUNICATION SERVICES		104,349,715
UTILITIES - 0.9%
Electric Utilities - 0.8%
FirstEnergy Corp.	376,400	12,564,232
Southern Co.	262,100	7,181,540
TXU Corp.	119,300	6,149,915
		25,895,687
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	185,700	1,006,494
TOTAL UTILITIES		26,902,181
TOTAL COMMON STOCKS (Cost $1,675,265,847)		1,449,207,705
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financials - 0.1%
AES Trust VII $3.00	168,800	3,266,786
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	2,993	599
TOTAL CONVERTIBLE PREFERRED STOCKS		3,267,385
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	1,490	1,421,460

	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	8,239	$ 1,647,800
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. $127.50 pay-in-kind	2,604	1,223,880
Dobson Communications Corp. $130.00 pay-in-kind	829	414,500
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	5,948	1,368,040
		3,006,420
TOTAL TELECOMMUNICATION SERVICES		4,654,220
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,075,680
TOTAL PREFERRED STOCKS (Cost $19,889,860)		9,343,065
Corporate Bonds - 22.7%
Ratings (unaudited) (j)		Principal Amount
Convertible Bonds - 1.6%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 1,560,000	1,190,475
Specialty Retail - 0.3%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	6,974,000	8,004,339
TOTAL CONSUMER DISCRETIONARY			9,194,814
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	10,840,000	5,057,944
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Total Renal Care Holdings 7% 5/15/09 (f)	B2	2,940,000	2,879,363
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.3%
CIENA Corp. 3.75% 2/1/08	Ba3	2,620,000	1,519,600
Comverse Technology, Inc. 1.5% 12/1/05	BB	5,070,000	3,954,752
Juniper Networks, Inc. 4.75% 3/15/07	B2	8,930,000	5,218,603
			10,692,955
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.3%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	$ 7,110,000	$ 3,011,796
Sanmina-SCI Corp. 4.25% 5/1/04	Ba2	6,010,000	5,425,227
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	1,950,000	1,111,500
0% 11/20/20	Ba3	2,490,000	1,164,075
			10,712,598
Semiconductor Equipment & Products - 0.3%
Agere Systems, Inc. 6.5% 12/15/09	B2	1,750,000	1,212,960
Atmel Corp. 0% 5/23/21	CCC+	1,643,000	482,713
LSI Logic Corp. 4% 2/15/05	Ba3	2,660,000	2,241,316
Transwitch Corp. 4.5% 9/12/05	B3	31,000	18,290
Vitesse Semiconductor Corp. 4% 3/15/05	B3	5,020,000	3,677,150
			7,632,429
TOTAL INFORMATION TECHNOLOGY			29,037,982
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
4.75% 7/1/07	B3	530,000	242,475
5.25% 1/15/10	B3	1,030,000	436,514
6% 6/1/11	B3	7,260,000	3,258,288
			3,937,277
TOTAL CONVERTIBLE BONDS			50,107,380
Nonconvertible Bonds - 21.1%
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.4%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	610,000	600,850
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3	1,800,000	1,924,200
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	2,500,000	2,609,200
Dana Corp. 10.125% 3/15/10 (f)	Ba3	1,820,000	1,865,500
Dura Operating Corp. 8.625% 4/15/12 (f)	B1	1,440,000	1,440,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Lear Corp. 7.96% 5/15/05	Ba1	$ 2,280,000	$ 2,337,000
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	400,000	407,000
			11,183,750
Hotels, Restaurants & Leisure - 1.4%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	780,000	819,000
Domino's, Inc. 10.375% 1/15/09	B2	1,500,000	1,612,500
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,330,000	4,459,900
HMH Properties, Inc. 7.875% 8/1/08	Ba3	1,990,000	1,910,400
Horseshoe Gaming LLC 8.625% 5/15/09	B2	5,585,000	5,612,925
International Game Technology 8.375% 5/15/09	Ba1	1,220,000	1,281,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	1,110,000	1,101,675
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	1,170,000	1,237,275
Penn National Gaming, Inc. 8.875% 3/15/10	B3	2,270,000	2,247,300
Premier Parks, Inc.:
0% 4/1/08 (d)	B2	3,875,000	3,744,219
9.75% 6/15/07	B2	1,760,000	1,804,000
Station Casinos, Inc. 8.375% 2/15/08	B1	6,975,000	7,131,938
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	1,535,000	1,561,863
8.875% 8/15/11 (f)	B2	1,210,000	1,231,175
yankee 8.625% 12/15/07	B2	1,705,000	1,743,363
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	1,070,000	1,107,450
8.875% 4/15/11	Ba1	3,030,000	3,219,375
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	2,260,000	2,327,800
			44,153,158
Household Durables - 0.4%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2	2,480,000	2,517,200
8.875% 4/1/08	Ba2	325,000	329,875
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	525,000	441,000
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1	420,000	406,350
8% 2/1/09	Ba1	1,040,000	1,024,400
KB Home 8.625% 12/15/08	Ba3	1,070,000	1,080,700
Lennar Corp. 7.625% 3/1/09	Ba1	1,500,000	1,515,000
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ryland Group, Inc. 9.125% 6/15/11	Ba3	$ 1,340,000	$ 1,420,400
Sealy Mattress Co. 9.875% 12/15/07	B3	2,605,000	2,631,050
Standard Pacific Corp. 9.25% 4/15/12	Ba3	725,000	725,000
WCI Communities, Inc. 10.625% 2/15/11	B1	910,000	955,500
			13,046,475
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09 (f)	B2	1,740,000	1,740,000
Media - 2.6%
AMC Entertainment, Inc.:
9.5% 2/1/11	Caa3	975,000	965,250
9.875% 2/1/12	Caa3	1,300,000	1,300,000
American Media Operations, Inc. 10.25% 5/1/09	B2	1,870,000	1,963,500
AOL Time Warner, Inc.:
6.75% 4/15/11	Baa1	3,500,000	3,220,931
6.875% 5/1/12	Baa1	1,585,000	1,461,765
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	3,740,000	3,676,480
Chancellor Media Corp.:
8% 11/1/08	Ba1	1,260,000	1,247,400
8.125% 12/15/07	Ba2	435,000	430,650
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	B2	565,000	242,950
0% 4/1/11 (d)	B2	5,745,000	2,757,600
0% 5/15/11 (d)	B2	1,460,000	525,600
10% 4/1/09	B2	1,150,000	793,500
10% 5/15/11	B2	425,000	284,750
10.75% 10/1/09	B2	3,355,000	2,314,950
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	1,625,000	1,616,875
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	5,975,000	6,111,887
Corus Entertainment, Inc. 8.75% 3/1/12	B1	3,865,000	3,922,975
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	6,420,000	5,136,000
7.625% 7/15/18	Ba2	545,000	430,550
7.875% 2/15/18	Ba2	205,000	157,850
9.875% 4/1/23	BB-	1,370,000	1,027,500

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	$ 2,050,000	$ 1,875,750
9.375% 2/1/09	B1	3,445,000	3,203,850
Entravision Communications Corp. 8.125% 3/15/09 (f)	B3	2,495,000	2,507,475
Fox Family Worldwide, Inc. 9.25% 11/1/07	Baa1	1,020,000	1,081,200
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (d)	Ba1	345,000	351,900
International Cabletel, Inc. 11.5% 2/1/06 (c)	Ca	2,000,000	600,000
Lamar Media Corp.:
8.625% 9/15/07	Ba3	100,000	102,500
9.25% 8/15/07	B1	2,275,000	2,366,000
LBI Media, Inc. 10.125% 7/15/12	B3	1,495,000	1,495,000
News America Holdings, Inc. 7.75% 12/1/45	Baa3	7,000,000	6,533,562
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	2,110,000	2,141,650
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	3,265,000	2,807,900
Quebecor Media, Inc. 11.125% 7/15/11	B2	35,000	34,300
Radio One, Inc. 8.875% 7/1/11	B3	7,970,000	7,970,000
Regal Cinemas Corp. 9.375% 2/1/12 (f)	B3	2,465,000	2,563,600
Telewest PLC yankee:
9.625% 10/1/06	Caa3	2,530,000	1,012,000
11% 10/1/07	Caa3	415,000	168,075
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	1,000,000	995,015
Yell Finance BV:
0% 8/1/11 (d)	B2	420,000	286,650
10.75% 8/1/11	B2	3,520,000	3,819,200
			81,504,590
Multiline Retail - 0.1%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	2,435,000	2,557,317
TOTAL CONSUMER DISCRETIONARY			154,185,290
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	400,000	414,000
Food & Drug Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	Baa3	2,230,000	2,320,516
Pathmark Stores, Inc. 8.75% 2/1/12	B2	620,000	632,400
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Drug Retailing - continued
Rite Aid Corp.:
6% 10/1/03 (f)	Caa3	$ 320,000	$ 301,600
6.125% 12/15/08 (f)	Caa3	1,350,000	796,500
6.875% 8/15/13	Caa3	855,000	521,550
Safeway, Inc. 6.5% 3/1/11	Baa2	2,160,000	2,225,513
			6,798,079
Food Products - 0.2%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	1,155,000	1,201,200
Corn Products International, Inc. 8.25% 7/15/07	Ba1	1,980,000	1,960,042
Dean Foods Co.:
6.625% 5/15/09	B1	180,000	171,000
6.9% 10/15/17	B1	195,000	167,700
8.15% 8/1/07	B1	1,150,000	1,178,750
Del Monte Corp. 9.25% 5/15/11	B3	870,000	904,800
Dole Food Co., Inc. 7.25% 5/1/09 (f)	Ba1	1,025,000	1,045,500
Michael Foods, Inc. 11.75% 4/1/11	B2	105,000	115,500
			6,744,492
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	Ba1	300,000	283,500
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	310,000	317,750
10% 11/1/08	Ba3	2,190,000	2,529,450
			3,130,700
Personal Products - 0.1%
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	475,000	332,500
9% 11/1/06	Caa3	1,350,000	945,000
12% 12/1/05	Caa1	2,050,000	2,029,500
			3,307,000
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	A2	3,955,000	4,228,639
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	1,430,000	1,464,126
			5,692,765
TOTAL CONSUMER STAPLES			26,087,036

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
ENERGY - 1.2%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	$ 665,000	$ 678,300
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	1,020,000	1,063,350
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	570,000	582,825
Trico Marine Services, Inc. 8.875% 5/15/12 (f)	B2	710,000	704,675
			3,029,150
Oil & Gas - 1.1%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	1,610,000	1,718,186
Chesapeake Energy Corp.:
7.875% 3/15/04	B1	890,000	898,900
8.125% 4/1/11	B1	3,610,000	3,564,875
8.375% 11/1/08	B1	1,350,000	1,339,875
8.5% 3/15/12	B1	2,600,000	2,567,500
Devon Energy Corp. 7.95% 4/15/32	Baa2	2,315,000	2,490,215
Encore Acquisition Co. 8.375% 6/15/12 (f)	B2	560,000	560,000
Forest Oil Corp. 8% 12/15/11	Ba3	1,030,000	1,030,000
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (f)	B2	340,000	351,900
Pemex Project Funding Master Trust 7.875% 2/1/09 (f)	Baa1	3,000,000	2,992,500
Petro-Canada 7% 11/15/28	Baa2	1,290,000	1,264,034
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)	-	1,510,000	1,485,478
Plains Resources, Inc. Series B, 10.25% 3/15/06	B2	5,425,000	5,601,313
Suncor Energy, Inc. 7.15% 2/1/32	A3	1,540,000	1,584,218
The Coastal Corp. 9.625% 5/15/12	Baa2	2,720,000	3,012,291
Valero Energy Corp. 6.875% 4/15/12	Baa2	1,200,000	1,233,097
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	2,335,000	2,299,975
			33,994,357
TOTAL ENERGY			37,023,507
FINANCIALS - 6.0%
Banks - 1.2%
Bank of America Corp.:
7.125% 9/15/06	Aa2	5,000,000	5,457,335
7.8% 2/15/10	Aa3	1,120,000	1,253,325
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
BankBoston Corp. 6.625% 2/1/04	A2	$ 510,000	$ 531,450
Capital One Bank 6.5% 7/30/04	Baa2	1,740,000	1,757,576
Den Danske Bank AS 6.375% 6/15/08 (f)(g)	Aa3	8,340,000	8,774,314
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	1,190,000	1,280,992
FleetBoston Financial Corp. 7.25% 9/15/05	A1	1,730,000	1,881,321
HSBC Finance Nederland BV 7.4% 4/15/03 (f)	A1	500,000	517,675
Korea Development Bank 7.375% 9/17/04	A3	615,000	659,561
MBNA America Bank NA 6.625% 6/15/12	Baa2	1,565,000	1,548,568
MBNA Corp. 7.5% 3/15/12	Baa2	2,035,000	2,167,015
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (g)	A1	1,660,000	1,735,356
7.816% 11/29/49	A1	3,230,000	3,517,002
Wachovia Corp. 4.95% 11/1/06	A1	5,000,000	5,038,845
Washington Mutual Bank 6.875% 6/15/11	A3	2,000,000	2,101,638
			38,221,973
Diversified Financials - 3.8%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	Aa3	2,500,000	2,886,255
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	Baa1	4,250,000	4,497,869
American Airlines pass thru trust certificate:
7.8% 4/1/08	A	1,710,000	1,714,275
7.858% 4/1/13	Baa1	2,200,000	2,381,196
American Gen. Finance Corp. 5.875% 7/14/06	A1	3,340,000	3,449,135
Amvescap PLC:
5.9% 1/15/07	A2	1,015,000	1,027,818
6.6% 5/15/05	A2	4,410,000	4,672,554
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	2,955,000	2,955,000
Burlington Resources Finance Co. 7.4% 12/1/31 (f)	Baa1	1,265,000	1,322,736
Capital One Financial Corp. 7.125% 8/1/08	Baa3	2,500,000	2,340,320

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
CIT Group, Inc.:
5.5% 2/15/04	A2	$ 680,000	$ 654,241
7.75% 4/2/12	A2	1,440,000	1,417,575
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3	782,237	729,930
6.9% 1/2/17	Baa3	314,338	291,999
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	2,590,000	2,647,457
5.5% 2/1/07	A3	2,500,000	2,544,580
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	3,075,000	3,099,102
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	605,000	649,070
7.92% 5/18/12	Baa1	920,000	953,047
10.06% 1/2/16	Ba1	410,000	385,400
Details Capital Corp. 0% 11/15/07 (d)	Caa1	505,000	479,750
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	2,340,000	2,436,960
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	200,000	130,000
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	910,000	903,175
Ford Motor Credit Co.:
5.8% 1/12/09	A3	1,705,000	1,603,041
6.5% 1/25/07	A3	2,010,000	2,011,837
7.25% 10/25/11	A3	360,000	361,727
7.375% 10/28/09	A3	1,150,000	1,190,483
7.5% 3/15/05	A3	3,850,000	4,026,349
7.875% 6/15/10	A3	2,500,000	2,613,598
General Electric Capital Corp. 6% 6/15/12	Aaa	3,140,000	3,094,313
General Motors Acceptance Corp.:
6.75% 1/15/06	A2	1,290,000	1,339,291
6.875% 9/15/11	A2	7,830,000	7,773,757
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	3,075,000	3,132,217
Household Finance Corp.:
6.375% 10/15/11	A2	1,300,000	1,243,603
6.5% 1/24/06	A2	1,565,000	1,600,034
8% 5/9/05	A2	610,000	657,072
HSBC Capital Funding LP 9.547% 12/31/49 (e)(f)	A2	1,600,000	1,882,138
ING Capital Funding Trust III 8.439% 12/31/10	A1	1,400,000	1,560,993
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	3,000,000	3,037,221
6.75% 2/1/11	A1	2,090,000	2,166,308
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (f)	B1	$ 570,000	$ 547,200
10.5% 6/15/09 (f)	B1	230,000	232,300
Morgan Stanley 6.6% 4/1/12	Aa3	1,750,000	1,783,402
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	1,315,000	1,264,688
NiSource Finance Corp. 7.875% 11/15/10	Baa3	4,065,000	4,201,190
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	530,136	514,030
7.248% 7/2/14	Ba2	722,261	612,910
7.575% 3/1/19	A3	371,929	379,963
7.691% 4/1/17	Baa2	80,000	78,440
8.304% 9/1/10	Ba2	505,206	477,419
Petronas Capital Ltd. 7% 5/22/12 (f)	Baa1	4,615,000	4,689,994
PTC International Finance BV 0% 7/1/07 (d)	B1	2,475,000	2,499,750
PTC International Finance II SA 11.25% 12/1/09	B1	2,280,000	2,302,800
Salomon Smith Barney Holdings, Inc. 5.875% 3/15/06	Aa1	4,580,000	4,786,535
SESI LLC 8.875% 5/15/11	B1	120,000	121,200
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	4,250,000	2,660,207
7.625% 1/30/11	Baa3	1,500,000	1,193,448
8.75% 3/15/32	Baa3	1,255,000	943,843
TXU Eastern Funding 6.75% 5/15/09	Baa1	3,925,000	3,946,529
			117,099,274
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (f)	Aa2	2,500,000	2,521,085
6.25% 2/15/12 (f)	Aa2	1,350,000	1,383,396
			3,904,481
Real Estate - 0.9%
Arden Realty LP 7% 11/15/07	Baa3	4,000,000	4,149,420
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	1,590,000	1,653,513
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (f)	Ba3	1,970,000	1,989,700

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Duke-Weeks Realty LP 6.875% 3/15/05	Baa2	$ 2,950,000	$ 3,091,960
EOP Operating LP:
6.375% 2/15/03	Baa1	1,000,000	1,020,653
7.75% 11/15/07	Baa1	5,820,000	6,375,548
ERP Operating LP 7.1% 6/23/04	Baa1	3,980,000	4,189,034
Regency Centers LP 6.75% 1/15/12	Baa2	1,990,000	2,034,660
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	2,350,000	2,420,500
			26,924,988
TOTAL FINANCIALS			186,150,716
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.1%
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	700,000	689,500
11.625% 12/1/06	B2	950,000	1,059,250
Boston Scientific Corp. 6.625% 3/15/05	Baa2	655,000	661,550
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (f)	B2	240,000	240,000
			2,650,300
Health Care Providers & Services - 0.7%
Alderwoods Group, Inc. 11% 1/2/07	-	3,483,000	3,500,415
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	410,000	422,300
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	1,150,000	1,173,000
Fountain View, Inc. 11.25% 4/15/08 (c)	-	2,330,000	1,398,000
HealthSouth Corp.:
7.625% 6/1/12 (f)	Ba1	400,000	392,000
8.375% 10/1/11	Ba1	1,500,000	1,567,500
8.5% 2/1/08	Ba1	620,000	635,500
10.75% 10/1/08	Ba2	680,000	742,900
Medpartners, Inc. 7.375% 10/1/06	Ba2	1,020,000	1,030,200
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	1,480,000	1,494,800
Service Corp. International (SCI):
6.3% 3/15/03	B1	780,000	756,600
7.2% 6/1/06	B1	580,000	545,200
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	1,275,000	1,415,250
Triad Hospitals, Inc. 8.75% 5/1/09	B1	3,385,000	3,554,250
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Unilab Corp. 12.75% 10/1/09	B3	$ 470,000	$ 547,550
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	930,000	967,200
			20,142,665
Pharmaceuticals - 0.1%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	1,545,000	1,436,850
Biovail Corp. 7.875% 4/1/10	B2	2,695,000	2,600,675
			4,037,525
TOTAL HEALTH CARE			26,830,490
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	3,465,000	3,603,600
Transdigm, Inc. 10.375% 12/1/08 (f)	B3	370,000	379,250
			3,982,850
Airlines - 0.1%
Delta Air Lines, Inc.:
8.3% 12/15/29	Ba3	2,045,000	1,472,400
8.54% 1/2/07	Ba1	263,644	247,825
			1,720,225
Commercial Services & Supplies - 0.6%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	6,510,000	6,249,600
7.875% 1/1/09	Ba3	210,000	202,125
8.875% 4/1/08	Ba3	190,000	188,100
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	1,055,000	1,052,363
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	1,220,000	1,110,200
Iron Mountain, Inc.:
8.25% 7/1/11	B2	755,000	755,000
8.625% 4/1/13	B2	1,320,000	1,343,100
8.75% 9/30/09	B2	290,000	295,075
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	1,500,000	1,567,500
Mail-Well I Corp. 9.625% 3/15/12 (f)	B1	1,485,000	1,499,850
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	510,000	513,825
Pierce Leahy Corp. 9.125% 7/15/07	B2	705,000	729,675

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
World Color Press, Inc.:
7.75% 2/15/09	Baa2	$ 1,655,000	$ 1,655,000
8.375% 11/15/08	Baa2	110,000	113,300
			17,274,713
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	Ba3	330,000	349,800
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	290,000	305,950
Joy Global, Inc. 8.75% 3/15/12	B2	505,000	515,100
Tyco International Group SA yankee:
6.375% 10/15/11	Ba2	2,020,000	1,546,330
6.75% 2/15/11	Ba2	1,500,000	1,164,855
			3,882,035
Marine - 0.2%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	4,520,000	4,700,800
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	750,000	630,000
10.25% 11/15/06	B2	1,570,000	1,130,400
			6,461,200
Road & Rail - 0.2%
Kansas City Southern Railway Co.:
7.5% 6/15/09 (f)	Ba2	2,100,000	2,100,000
9.5% 10/1/08	Ba2	180,000	194,400
TFM SA de CV 11.75% 6/15/09	B1	4,820,000	4,542,850
			6,837,250
TOTAL INDUSTRIALS			40,158,273
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12 (f)	Ba3	1,505,000	1,505,000
Motorola, Inc. 8% 11/1/11	Baa2	2,010,000	1,961,497
			3,466,497
Computers & Peripherals - 0.2%
Compaq Computer Corp. 7.65% 8/1/05	Baa2	1,650,000	1,761,880
Hewlett-Packard Co. 6.5% 7/1/12	A3	3,060,000	3,044,700
Seagate Technology HDD Holdings 8% 5/15/09 (f)	Ba2	1,080,000	1,074,600
			5,881,180
Electronic Equipment & Instruments - 0.1%
Fisher Scientific International, Inc. 8.125% 5/1/12 (f)	B3	705,000	699,713
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. 9.875% 7/1/10	Ba2	$ 1,350,000	$ 1,397,250
Solectron Corp. 9.625% 2/15/09	Ba3	950,000	864,500
			2,961,463
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09 (f)	B1	1,660,000	1,361,200
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	540,000	558,900
10.5% 2/1/09	B2	340,000	358,700
Micron Technology, Inc. 6.5% 9/30/05 (i)	Ba2	3,000,000	2,670,000
			3,587,600
TOTAL INFORMATION TECHNOLOGY			17,257,940
MATERIALS - 1.4%
Chemicals - 0.3%
Compass Minerals Group, Inc. 10% 8/15/11	B3	1,550,000	1,627,500
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	715,000	729,300
Huntsman International LLC 9.875% 3/1/09 (f)	B3	1,490,000	1,497,450
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	705,000	655,650
9.625% 5/1/07	Ba3	805,000	764,750
9.875% 5/1/07	Ba3	500,000	477,500
OM Group, Inc. 9.25% 12/15/11	B3	2,330,000	2,399,900
			8,152,050
Containers & Packaging - 0.4%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	4,095,000	4,115,475
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	770,000	735,350
7.35% 5/15/08	B3	330,000	297,000
7.5% 5/15/10	B3	310,000	281,325
7.8% 5/15/18	B3	140,000	120,400
7.85% 5/15/04	B3	1,560,000	1,524,900

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
8.1% 5/15/07	B3	$ 630,000	$ 589,050
Packaging Corp. of America 9.625% 4/1/09	Ba2	2,185,000	2,348,875
Riverwood International Corp. 10.625% 8/1/07	B3	1,700,000	1,768,000
Sealed Air Corp.:
6.95% 5/15/09 (f)	Baa3	1,640,000	1,459,600
8.75% 7/1/08 (f)	Baa3	570,000	589,950
			13,829,925
Metals & Mining - 0.4%
AK Steel Corp.:
7.75% 6/15/12 (f)	B1	1,850,000	1,840,750
7.875% 2/15/09	B1	740,000	736,300
9.125% 12/15/06	B1	890,000	932,275
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	3,350,000	3,224,375
7.5% 11/15/06	B3	460,000	416,300
Luscar Coal Ltd. 9.75% 10/15/11	Ba3	1,180,000	1,262,600
P&L Coal Holdings Corp. 8.875% 5/15/08	Ba3	170,000	179,350
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	2,385,000	2,444,625
			11,036,575
Paper & Forest Products - 0.3%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	120,000	117,000
8.125% 5/15/11	Ba1	390,000	374,400
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2	190,000	194,750
Stone Container Corp.:
8.375% 7/1/12 (f)	B2	1,010,000	1,017,575
9.75% 2/1/11	B2	1,270,000	1,358,900
Weyerhaeuser Co.:
6.75% 3/15/12 (f)	Baa2	2,500,000	2,588,790
7.375% 3/15/32 (f)	Baa2	3,390,000	3,462,885
			9,114,300
TOTAL MATERIALS			42,132,850
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.4%
AT&T Corp.:
6.5% 3/15/29	Baa2	3,465,000	2,390,850
8% 11/15/31 (f)	Baa2	1,010,000	787,800
British Telecommunications PLC 8.875% 12/15/30	Baa1	2,580,000	2,810,053
Citizens Communications Co.:
8.5% 5/15/06	Baa2	2,000,000	1,935,512
8.5% 5/15/06	Baa2	2,900,000	2,806,475
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 8.25% 6/15/05 (e)	Baa1	$ 2,500,000	$ 2,557,883
Diamond Cable Communications PLC yankee:
10.75% 2/15/07 (c)	Ca	3,230,000	807,500
11.75% 12/15/05 (c)	Ca	3,000,000	750,000
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa3	3,410,000	3,471,990
NTL Communications Corp.:
0% 10/1/08 (c)(d)	Ca	330,000	85,800
11.5% 10/1/08 (c)	Ca	3,045,000	913,500
NTL, Inc. 0% 4/1/08 (c)(d)	Ca	415,000	112,050
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	195,000	192,075
Qwest Corp.:
8.875% 3/15/12 (f)	Baa3	4,900,000	4,361,000
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	1,070,000	716,900
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	3,540,000	3,550,358
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	5,000,000	5,100,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (c)	C	340,000	6,800
Telewest Communications PLC:
9.875% 2/1/10	Caa3	885,000	354,000
11.25% 11/1/08	Caa3	985,000	394,000
TELUS Corp. 8% 6/1/11	Baa2	2,000,000	1,661,820
Tritel PCS, Inc. 0% 5/15/09 (d)	Baa2	3,379,000	2,703,200
U.S. West Communications 7.2% 11/1/04	Baa3	2,010,000	1,788,900
Verizon New York, Inc. 7.375% 4/1/32	A1	1,065,000	1,004,568
WorldCom, Inc.:
6.4% 8/15/05 (c)	Ca	1,555,000	256,575
6.5% 5/15/04 (c)	Ca	270,000	44,550
7.375% 1/15/06 (c)(f)	CCC-	215,000	35,475
7.5% 5/15/11 (c)	Ca	6,385,000	1,053,525
8% 5/16/06 (c)	Ca	1,400,000	231,000
8.25% 5/15/31 (c)	Ca	3,270,000	539,550
			43,423,709
Wireless Telecommunication Services - 1.0%
AT&T Wireless Services, Inc. 7.875% 3/1/11	Baa2	2,500,000	2,019,345
Crown Castle International Corp.:
9.375% 8/1/11	B3	2,065,000	1,300,950
9.5% 8/1/11	B3	205,000	128,125

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
10.75% 8/1/11	B3	$ 385,000	$ 248,325
Dobson Communications Corp. 10.875% 7/1/10	B3	205,000	133,250
Echostar Broadband Corp. 10.375% 10/1/07	B1	4,225,000	4,056,000
Millicom International Cellular SA 13.5% 6/1/06	Caa1	2,790,000	976,500
Nextel Communications, Inc.:
0% 10/31/07 (d)	B3	7,320,000	3,806,400
0% 2/15/08 (d)	B3	840,000	394,800
9.375% 11/15/09	B3	3,110,000	1,555,000
Orange PLC yankee 9% 6/1/09	Baa3	3,455,000	3,005,850
PanAmSat Corp.:
6.125% 1/15/05	Ba2	750,000	682,500
6.375% 1/15/08	Ba2	1,120,000	1,041,600
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	1,920,000	1,286,400
SpectraSite Holdings, Inc.:
0% 3/15/10 (d)	Caa3	2,590,000	673,400
10.75% 3/15/10	Caa3	1,265,000	556,600
12.5% 11/15/10	Caa3	1,835,000	825,750
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	Baa2	1,314,000	1,051,200
10.625% 7/15/10	Baa2	465,000	441,750
VoiceStream Wireless Corp. 0% 11/15/09 (d)	Baa2	8,711,000	6,359,030
			30,542,775
TOTAL TELECOMMUNICATION SERVICES			73,966,484
UTILITIES - 1.7%
Electric Utilities - 1.3%
AES Corp. 9.375% 9/15/10	Ba3	2,600,000	1,612,000
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	Baa2	1,750,000	1,848,154
Avon Energy Partners Holdings:
6.46% 3/4/08 (f)	Baa3	3,960,000	3,867,502
6.73% 12/11/02 (f)	Baa3	4,910,000	4,960,720
CMS Energy Corp.:
7.5% 1/15/09	B3	985,000	699,350
8.375% 7/1/03	B3	1,755,000	1,439,100
9.875% 10/15/07	B3	1,655,000	1,241,250
Constellation Energy Group, Inc. 7% 4/1/12	Baa1	1,180,000	1,232,308
Dominion Resources, Inc. 8.125% 6/15/10	Baa1	3,780,000	4,244,985
Edison International 6.875% 9/15/04	B3	750,000	682,500
FirstEnergy Corp. 6.45% 11/15/11	Baa2	2,155,000	2,092,281
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Illinois Power Co. 7.5% 6/15/09	Baa2	$ 1,880,000	$ 1,779,422
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	1,920,000	1,604,218
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	675,000	607,500
7.05% 3/1/24	B3	340,000	312,800
9.625% 11/1/05 (f)	Caa2	920,000	920,000
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	340,000	316,200
8.625% 2/15/08	Baa3	1,065,000	1,011,750
PSI Energy, Inc. 6.65% 6/15/06	A3	2,450,000	2,542,610
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	2,550,000	2,316,175
Sierra Pacific Power Co. 8% 6/1/08	Ba2	550,000	522,500
Southern California Edison Co. 7.625% 1/15/10	Ba3	1,472,000	1,339,520
TECO Energy, Inc. 7% 5/1/12	A3	2,345,000	2,459,260
Texas Utilities Co. 6.375% 1/1/08	Baa3	390,000	393,262
			40,045,367
Gas Utilities - 0.2%
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	225,000	177,750
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	885,000	920,968
El Paso Energy Corp. 7.75% 1/15/32	Baa2	1,190,000	1,103,535
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	1,165,000	1,232,083
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	150,000	112,500
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (f)	Baa2	1,680,000	1,785,000
Sempra Energy 7.95% 3/1/10	A2	1,210,000	1,289,946
			6,621,782
Multi-Utilities & Unregulated Power - 0.2%
AES Corp.:
8.75% 6/15/08	Ba3	280,000	173,600
9.5% 6/1/09	Ba3	2,685,000	1,745,250

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Western Resources, Inc.(OLD):
7.875% 5/1/07 (f)	Ba1	$ 1,780,000	$ 1,766,650
9.75% 5/1/07 (f)	Ba2	2,000,000	1,920,000
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	1,275,000	1,032,495
7.5% 1/15/31	Baa2	1,400,000	1,005,404
			7,643,399
TOTAL UTILITIES			54,310,548
TOTAL NONCONVERTIBLE BONDS			658,103,134
TOTAL CORPORATE BONDS (Cost $736,760,822)			708,210,514
U.S. Government and Government Agency Obligations - 7.8%

U.S. Government Agency Obligations - 2.0%
Fannie Mae:
5.5% 5/2/06	Aa2	4,185,000	4,396,066
6.25% 2/1/11	Aa2	2,115,000	2,223,203
7.25% 5/15/30	Aaa	4,280,000	4,873,722
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	Aaa	2,000,000	2,283,504
Freddie Mac:
5.5% 7/15/06	Aaa	33,075,000	34,691,971
5.875% 3/21/11	Aa2	9,265,000	9,496,291
6.875% 9/15/10	Aaa	1,400,000	1,555,621
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	Aaa	2,825,000	3,036,352
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			62,556,730
U.S. Treasury Obligations - 5.8%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.76% 7/5/02 to 7/25/02 (k)	-	6,300,000	6,295,020
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	7,265,000	7,869,753
6.625% 2/15/27	Aaa	1,500,000	1,684,215
7.625% 2/15/25	Aaa	1,290,000	1,609,355
8.125% 8/15/19	Aaa	22,210,000	28,448,700
8.875% 8/15/17	Aaa	2,000,000	2,697,628
10% 5/15/10	Aaa	9,600,000	11,272,128
11.75% 2/15/10	Aaa	13,045,000	15,751,329
12% 8/15/13	Aaa	3,740,000	5,229,133
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
3.5% 11/15/06	Aaa	$ 5,500,000	$ 5,402,034
6.125% 8/15/07	Aaa	785,000	855,605
6.5% 2/15/10	Aaa	39,515,000	44,173,028
7% 7/15/06	Aaa	42,250,000	47,192,870
7.25% 8/15/04	Aaa	1,404,000	1,527,069
TOTAL U.S. TREASURY OBLIGATIONS			180,007,867
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $233,211,191)			242,564,597
U.S. Government Agency - Mortgage Securities - 12.0%

Fannie Mae - 9.4%
5.5% 1/1/32 to 3/1/32	Aaa	8,527,495	8,277,682
6% 6/1/13 to 6/1/32	Aaa	73,282,250	73,912,877
6.5% 6/1/13 to 6/1/31	Aaa	98,817,988	101,371,308
6.5% 7/1/32 (l)	Aaa	9,100,000	9,273,469
6.5% 7/1/32 (l)	Aaa	8,625,000	8,789,414
6.5% 7/1/32 (l)	Aaa	14,382,110	14,656,269
6.5% 7/1/32 (l)	Aaa	5,753,064	5,862,732
7% 8/1/13 to 4/1/32	Aaa	47,338,810	49,215,493
7% 7/1/17 (l)	Aaa	3,455,000	3,625,591
7.5% 7/1/16 to 10/1/30	Aaa	16,032,941	16,869,040
8% 1/1/26 to 6/1/30	Aaa	2,386,403	2,536,921
TOTAL FANNIE MAE			294,390,796
Freddie Mac - 0.2%
7.5% 5/1/17 to 11/1/30	Aaa	5,483,628	5,774,811
8% 7/1/17 to 5/1/27	Aaa	228,588	245,037
8.5% 7/1/22 to 6/1/23	Aaa	21,061	22,724
TOTAL FREDDIE MAC			6,042,572
Government National Mortgage Association - 2.4%
6% 12/15/08 to 6/15/09	Aaa	1,426,999	1,490,858
6.5% 6/15/08 to 8/15/27	Aaa	23,921,814	24,721,766
7% 7/15/28 to 1/15/32	Aaa	24,226,303	25,215,022
7% 7/1/32 (l)	Aaa	6,345,000	6,586,903
7.5% 9/15/22 to 8/15/28	Aaa	9,999,241	10,608,431
8% 5/15/25 to 1/15/31	Aaa	4,225,328	4,501,261

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
8.5% 12/15/16 to 12/15/30	Aaa	$ 1,579,361	$ 1,696,239
8.5% 7/1/32 (l)	Aaa	224,783	240,729
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			75,061,209
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $362,017,693)			375,494,577
Asset-Backed Securities - 0.8%

BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	1,644,122	1,647,718
Capital One Master Trust 3.85% 8/15/07	Aaa	810,000	817,214
CIT Marine Trust 5.8% 4/15/10	Aaa	2,517,961	2,552,583
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	4,600,000	4,734,481
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	4,285,000	4,392,969
Ford Credit Auto Owner Trust 5.71% 9/15/05	A1	1,055,000	1,101,651
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	5,000,000	5,193,164
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	2,650,000	2,800,520
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	394,052	393,698
TOTAL ASSET-BACKED SECURITIES (Cost $22,974,825)			23,633,998
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0192% 12/29/25 (f)(g)	Ba3	392,974	190,646
U.S. Government Agency - 0.3%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	3,300,000	3,379,754
Collateralized Mortgage Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	$ 2,600,000	$ 2,638,586
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	2,899,510	3,121,186
TOTAL U.S. GOVERNMENT AGENCY			9,139,526
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,568,095)			9,330,172
Commercial Mortgage Securities - 1.8%

Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.341% 4/15/36 (g)(h)	Aaa	12,719,759	830,759
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 5.0912% 8/1/24 (f)(g)	-	1,900,000	1,292,000
BKB Commercial Mortgage Trust Series 1997-C1 Class D, 0% 2/25/43 (f)(g)	BBB	1	1
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	2,967,793	3,152,700
Class B, 7.48% 2/1/08	A	2,320,000	2,515,388
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 1/17/12	Baa3	2,500,000	2,574,895
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	4,260,000	4,220,063
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (f)	Aa2	3,500,000	3,765,781
Class C1, 7.52% 5/15/06 (f)	A2	2,300,000	2,474,656
Class D1, 7.77% 5/15/06 (f)	Baa2	2,200,000	2,324,438
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.168% 4/29/39 (f)(g)	-	1,600,000	1,292,501

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 8.1258% 4/15/19 (f)(g)	-	$ 500,000	$ 10,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (f)	BBB-	2,113,425	2,076,440
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (f)(g)	-	1,300,000	962,000
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	Ba1	750,000	744,609
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (g)	Baa3	4,930,000	4,856,050
LB-UBS Commercial Mortgage Trust sequential pay Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	3,886,158	4,046,466
LTC Commercial Mortgage pass thru trust certificate sequential pay Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	2,836,866	2,928,178
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (f)	-	1,473,000	1,067,465
Class L, 7.9% 11/15/26 (f)	-	1,133,000	657,140
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	2,390,000	2,440,041
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 12/15/10 (f)	Aaa	4,200,000	4,458,563
Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	4,120,000	4,277,075
Class E2, 7.224% 12/15/10 (f)	Baa3	2,450,000	2,525,031
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,315,648)			55,492,240
Foreign Government and Government Agency Obligations - 0.5%
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Chilean Republic:
5.625% 7/23/07	Baa1	$ 1,335,000	$ 1,314,975
7.125% 1/11/12	Baa1	1,590,000	1,604,906
Malaysian Government 7.5% 7/15/11	Baa2	1,250,000	1,328,125
Newfoundland Province yankee 11.625% 10/15/07	A3	2,000,000	2,631,400
Polish Government 6.25% 7/3/12	Baa1	2,505,000	2,507,730
Quebec Province 5.75% 2/15/09	A1	2,500,000	2,605,800
United Mexican States 9.875% 2/1/10	Baa2	2,770,000	3,095,475
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,559,073)			15,088,411
Money Market Funds - 8.7%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	144,205,179	144,205,179
Fidelity Money Market Central Fund, 1.98% (b)	123,860,162	123,860,162
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	5,027,100	5,027,100
TOTAL MONEY MARKET FUNDS (Cost $273,092,441)		273,092,441
Cash Equivalents - 0.1%
Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02 (Cost $3,083,000)	$ 3,083,450	3,083,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $3,403,738,495)	3,164,540,720
NET OTHER ASSETS - (1.4)%	(42,332,442)
NET ASSETS - 100%	$ 3,122,208,278
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
319 S&P 500 Index Contracts	Sept. 2002	$ 78,960,475	$ (1,744,860)

The face value of futures purchased as a percentage of net assets - 2.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $153,060,743 or 4.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 4/10/00	$ 2,417,500
(j) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,295,207.
(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

Aaa, Aa, A	25.7%
Baa	7.2%
Ba	4.4%
B	6.4%
Caa, Ca, C	0.8%
D	0.0%
Not rated	0.4%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $2,802,398,495 and $2,829,552,583, respectively, of which long-term U.S. government and government agency obligations aggregated $663,492,456 and $567,691,313, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $156,697 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,670,000 or 0.1% of net assets.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $3,412,147,427. Net unrealized depreciation aggregated $247,606,707, of which $92,566,427 related to appreciated investment securities and $340,173,134 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $168,073,000 all of which will expire on December 31, 2009.

Asset Manager Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,041,518 and repurchase agreements of $3,083,000) (cost $3,403,738,495) - See accompanying schedule		$ 3,164,540,720
Cash		126,693
Receivable for investments sold		21,291,000
Receivable for fund shares sold		399,409
Dividends receivable		2,080,191
Interest receivable		21,970,192
Other receivables		280,967
Total assets		3,210,689,172
Liabilities
Payable for investments purchased
Regular delivery	$ 29,842,246
Delayed delivery	48,846,955
Payable for fund shares redeemed	2,939,947
Accrued management fee	1,425,747
Distribution fees payable	5,412
Payable for daily variation on futures contracts	151,525
Other payables and accrued expenses	241,962
Collateral on securities loaned, at value	5,027,100
Total liabilities		88,480,894
Net Assets		$ 3,122,208,278
Net Assets consist of:
Paid in capital		$ 3,425,976,703
Undistributed net investment income		68,948,821
Accumulated undistributed net realized gain (loss) on investments		(131,774,340)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(240,942,906)
Net Assets		$ 3,122,208,278
Initial Class: Net Asset Value, offering price and redemption price per share ($3,080,751,845 ÷ 240,729,779 shares)		$ 12.80
Service Class: Net Asset Value, offering price and redemption price per share ($26,962,221 ÷ 2,119,083 shares)		$ 12.72
Service Class 2: Net Asset Value, offering price and redemption price per share ($14,494,212 ÷ 1,144,668 shares)		$ 12.66

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 11,984,808
Interest		55,957,647
Security lending		18,781
Total income		67,961,236
Expenses
Management fee	$ 9,109,333
Transfer agent fees	1,158,967
Distribution fees	32,128
Accounting and security lending fees	309,108
Non-interested trustees' compensation	15,277
Custodian fees and expenses	50,299
Audit	22,911
Legal	10,479
Miscellaneous	68,233
Total expenses before reductions	10,776,735
Expense reductions	(612,915)	10,163,820
Net investment income (loss)		57,797,416
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	57,889,225
Futures contracts	(7,449,625)
Total net realized gain (loss)		50,439,600
Change in net unrealized appreciation (depreciation) on: Investment securities	(397,434,130)
Assets and liabilities in foreign currencies	(718)
Futures contracts	(1,744,860)
Total change in net unrealized appreciation (depreciation)		(399,179,708)
Net gain (loss)		(348,740,108)
Net increase (decrease) in net assets resulting from operations		$ (290,942,692)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,797,416	$ 133,175,732
Net realized gain (loss)	50,439,600	(186,447,162)
Change in net unrealized appreciation (depreciation)	(399,179,708)	(124,991,159)
Net increase (decrease) in net assets resulting from operations	(290,942,692)	(178,262,589)
Distributions to shareholders from net investment income	(130,190,101)	(165,533,467)
Distributions to shareholders from net realized gain	-	(62,082,268)
Total distributions	(130,190,101)	(227,615,735)
Share transactions - net increase (decrease)	(47,705,688)	(166,612,262)
Total increase (decrease) in net assets	(468,838,481)	(572,490,586)
Net Assets
Beginning of period	3,591,046,759	4,163,537,345
End of period (including undistributed net investment income of $68,948,821 and undistributed net investment income of $144,946,442, respectively)	$ 3,122,208,278	$ 3,591,046,759
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	5,918,918	179,637	374,347
Reinvested	9,394,979	82,195	33,492
Redeemed	(19,149,670)	(316,078)	(98,502)
Net increase (decrease)	(3,835,773)	(54,246)	309,337
Dollars
Sold	$ 81,993,072	$ 2,448,959	$ 5,070,230
Reinvested	128,617,266	1,118,681	454,154
Redeemed	(261,847,764)	(4,240,950)	(1,319,336)
Net increase (decrease)	$ (51,237,426)	$ (673,310)	$ 4,205,048

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	14,430,722	570,655	583,205
Reinvested	14,767,544	110,168	19,334
Redeemed	(42,543,930)	(429,185)	(68,344)
Net increase (decrease)	(13,345,664)	251,638	534,195
Dollars
Sold	$ 210,075,603	$ 8,204,922	$ 8,374,378
Reinvested	225,648,078	1,674,550	293,107
Redeemed	(613,757,840)	(6,155,901)	(969,159)
Net increase (decrease)	$ (178,034,159)	$ 3,723,571	$ 7,698,326

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 128,617,266	$ 1,118,681	$ 454,154
From net realized gain	-	-	-
Total	$ 128,617,266	$ 1,118,681	$ 454,154

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 164,107,693	$ 1,212,605	$ 213,169
From net realized gain	61,540,385	461,945	79,938
Total	$ 225,648,078	$ 1,674,550	$ 293,107

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 14.51	$ 16.01	$ 18.67	$ 18.16	$ 18.01	$ 16.93
Income from Investment Operations
Net investment income (loss) E	.23	.51	.62	.59	.59	.57
Net realized and unrealized gain (loss)	(1.41)	(1.13)	(1.30)	1.28	1.84	2.58
Total from investment operations	(1.18)	(.62)	(.68)	1.87	2.43	3.15
Distributions from net investment income	(.53)	(.64)	(.60) F	(.60)	(.57)	(.59)
Distributions from net realized gain	-	(.24)	(1.38) F	(.76)	(1.71)	(1.48)
Total distributions	(.53)	(.88)	(1.98)	(1.36)	(2.28)	(2.07)
Net asset value, end of period	$ 12.80	$ 14.51	$ 16.01	$ 18.67	$ 18.16	$ 18.01
Total Return B, C, D	(8.37)%	(4.15)%	(3.87)%	11.09%	15.05%	20.65%
Ratios to Average Net Assets G
Expenses before expense reductions	.62% A	.64%	.61%	.63%	.64%	.65%
Expenses net of voluntary waivers, if any	.62% A	.64%	.61%	.63%	.64%	.65%
Expenses net of all reductions	.59% A	.63%	.61%	.62%	.63%	.64%
Net investment income (loss)	3.36% A	3.53%	3.73%	3.36%	3.46%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,080,752	$ 3,547,730	$ 4,128,169	$ 4,936,926	$ 4,905,468	$ 4,399,937
Portfolio turnover rate	177% A	108%	76%	94%	113%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F The amounts shown reflect certain reclassifications related to book to tax differences.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.41	$ 15.91	$ 18.59	$ 18.10	$ 17.99	$ 17.60
Income from Investment Operations
Net investment income (loss) E	.22	.49	.60	.56	.57	.10
Net realized and unrealized gain (loss)	(1.40)	(1.12)	(1.31)	1.29	1.82	.29
Total from investment operations	(1.18)	(.63)	(.71)	1.85	2.39	.39
Distributions from net investment income	(.51)	(.63)	(.59) G	(.60)	(.57)	-
Distributions from net realized gain	-	(.24)	(1.38) G	(.76)	(1.71)	-
Total distributions	(.51)	(.87)	(1.97)	(1.36)	(2.28)	-
Net asset value, end of period	$ 12.72	$ 14.41	$ 15.91	$ 18.59	$ 18.10	$ 17.99
Total Return B, C, D	(8.42)%	(4.24)%	(4.06)%	11.01%	14.82%	2.22%
Ratios to Average Net Assets H
Expenses before expense reductions	.73% A	.74%	.72%	.74%	.78%	.75% A
Expenses net of voluntary waivers, if any	.73% A	.74%	.72%	.74%	.78%	.75% A
Expenses net of all reductions	.70% A	.73%	.71%	.73%	.77%	.75% A
Net investment income (loss)	3.25% A	3.43%	3.62%	3.25%	3.49%	3.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,962	$ 31,324	$ 30,583	$ 23,677	$ 5,801	$ 10
Portfolio turnover rate	177% A	108%	76%	94%	113%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G The amounts shown reflect certain reclassifications related to book to tax differences.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.36	$ 15.89	$ 18.17
Income from Investment Operations
Net investment income (loss) E	.21	.46	.53
Net realized and unrealized gain (loss)	(1.40)	(1.11)	(.84)
Total from investment operations	(1.19)	(.65)	(.31)
Distributions from net investment income	(.51)	(.64)	(.59) G
Distributions from net realized gain	-	(.24)	(1.38) G
Total distributions	(.51)	(.88)	(1.97)
Net asset value, end of period	$ 12.66	$ 14.36	$ 15.89
Total Return B, C, D	(8.52)%	(4.38)%	(1.97)%
Ratios to Average Net Assets H
Expenses before expense reductions	.89% A	.90%	.88% A
Expenses net of voluntary waivers, if any	.89% A	.90%	.88% A
Expenses net of all reductions	.86% A	.89%	.88% A
Net investment income (loss)	3.09% A	3.27%	3.46% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,494	$ 11,993	$ 4,785
Portfolio turnover rate	177% A	108%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G The amounts shown reflect certain reclassifications related to book to tax differences.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Asset Manager Portfolio

Fidelity Variable Insurance Products: Contrafund Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Contrafund - Service Class 2	-3.59%	7.69%	14.39%
S&P 500®	-17.99%	3.66%	12.66%
Variable Annuity Growth Funds Average	-21.57%	2.43%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Contrafund Portfolio - Service Class 2 on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $27,385 - a 173.85% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,426 - a 144.26% increase.

The Lipper variable annuity multi-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity multi-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity multi-cap core funds average were, -17.69% and 3.01%, respectively. The one year and five year average annual total returns for the variable annuity multi-cap supergroup average were, -18.43% and 3.97%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Will Danoff, Portfolio Manager of Contrafund Portfolio

Q. How did the fund perform, Will?

A. For the six months that ended June 30, 2002, the fund significantly outperformed the Standard & Poor's 500 Index, which returned -13.16%. The fund also topped the variable annuity growth funds average, which returned -15.38% according to Lipper Inc. For the 12 months that ended June 30, 2002, the fund outperformed both the S&P 500, which returned -17.99%, and the variable annuity growth funds average, which returned -21.57%.

Q. What strategies benefited the fund during the six-month period?

A. The fund's commitment to stocks of medium- and smaller-sized growth companies, which performed better than their larger brethren during the period, helped performance. Approximately 40% of the fund's assets were invested in companies with market values of lower than $10 billion. On average, shares of these companies - as measured by the Standard & Poor's MidCap and Russell 2000® indices - fell by only 3%-5% during the period, which marked a substantially better performance than the large-stock-oriented S&P 500. Examples of mid-cap stocks that performed well for the fund included Patterson Dental and Pepsi Bottling Group. Other strategies that benefited performance included large exposures to the health care and consumer staples sectors, as well as good stock picking within the aerospace and defense group. My continued de-emphasis on technology and telecommunications stocks also helped.

Q. What attracted you to the health care and consumer staples sectors?

A. Each group had what I look for as a fund manager: companies that were growing their earnings per share, and were showing high and improving returns on their invested capital. In health care, I made large commitments to hospital and managed-care stocks, and several - including HCA, Tenet Healthcare and UnitedHealth Group - performed very well. These companies benefited from strong demand, solid price increases, tight cost controls and strong free cash flow that produced earnings growth of more than 20% during the period. Also, each stock was a top-20 position at the end of the period. Consumer staples stocks were attractive because they offered understandable and predictable earnings growth of between 10%-15%. In a difficult stock market and sluggish economy, consumer names such as Avon, Pepsi and Kraft showed steady and improving growth. I also liked these companies because they made an effort to promote growth. Both Pepsi and Kraft have made strategic acquisitions over the past couple of years, while Avon named a dynamic new CEO to help revitalize its operations.

Q. Which aerospace and defense stocks worked out well?

A. Most of the fund's commitment here revolved around large defense firm Lockheed Martin, which performed very well during the period. Lockheed benefited from a new management approach, and the company also won a huge combat fighter plane contract, which I felt would enhance its future earnings growth potential.

Q. Did your bearish view on technology and telecom stocks change during the period?

A. No, and my de-emphasis helped performance significantly. The fund had less than 4% of its total assets in technology and telecommunications stocks at the end of the period, which was well below the 14% weighting in the S&P 500. In all, tech stocks fell 33% during the period, as measured by the Goldman Sachs® Technology Index. Many technology companies were unprofitable, as intense competition and sluggish demand combined to mute revenue growth. I'll continue to monitor these sectors for attractive growth opportunities, as prices have fallen sharply over the past two years.

Q. Which stocks turned out to be disappointments?

A. The fund's stake in Irish biotechnology firm Elan was the biggest disappointment. I owned Elan because it had an enviable record of consistent 20% earnings growth over the past several years and because of its promising research effort for the treatment of Alzheimer's disease. Unfortunately, the company's Alzheimer's drug met with initial disappointment, and some of its other products encountered new competition. The fund did not own a stake in Elan at the end of the period. The fund also was hurt by not owning enough of several stocks, including Coca-Cola and Royal Dutch Petroleum.

Q. What's your outlook, Will?

A. My outlook hasn't changed much. Stock market valuations are still high compared with historical averages and expected corporate earnings growth rates. Further, heavy consumer and corporate debt levels, low inflation and already high corporate profit margins are making it very difficult for companies to grow earnings rapidly. In addition, the massive U.S. trade deficit and weakening U.S. dollar could put further pressure on valuations as foreign investors look to sell U.S. stocks. I'm continuing to work hard with the Fidelity research staff to find the very best growth companies in which to invest.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public

Start date: January 3, 1995

Size: as of June 30, 2002, more than $8.4 billion

Manager: Will Danoff, since inception; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Lockheed Martin Corp.	3.3
PepsiCo, Inc.	2.6
Colgate-Palmolive Co.	2.6
Berkshire Hathaway, Inc. Class A	2.3
3M Co.	2.1
12.9
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Health Care	16.7
Financials	16.3
Consumer Staples	15.3
Industrials	13.5
Consumer Discretionary	13.2
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	90.8%
Bonds	0.4%
Short-Term Investments and Net Other Assets	8.8%

* Foreign investments	20.8%
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.1%
ArvinMeritor, Inc.	81,900	$ 1,965,600
Johnson Controls, Inc.	9,800	799,778
Michelin SA (Compagnie Generale des Etablissements) Series B	155,106	6,307,360
Superior Industries International, Inc.	30,900	1,429,125
		10,501,863
Automobiles - 1.7%
General Motors Corp.	16,000	855,200
Harley-Davidson, Inc.	670,200	34,361,154
Honda Motor Co. Ltd.	713,100	29,536,603
Nissan Motor Co. Ltd.	3,836,000	26,624,410
Toyota Motor Corp.	1,959,500	51,926,751
		143,304,118
Hotels, Restaurants & Leisure - 1.7%
Applebee's International, Inc.	52,050	1,194,548
Brinker International, Inc. (a)	99,300	3,152,775
CBRL Group, Inc.	40,700	1,238,501
Cheesecake Factory, Inc. (a)	247,000	8,763,560
Darden Restaurants, Inc.	823,400	20,337,980
Fairmont Hotels & Resorts, Inc.	30,600	787,047
Four Seasons Hotels, Inc.	76,100	3,565,353
Friendly Ice Cream Corp. (a)	204,600	1,565,190
Gtech Holdings Corp. (a)	66,400	1,695,856
Harrah's Entertainment, Inc. (a)	489,400	21,704,890
Hilton Group PLC	1,481,400	5,179,638
Mandalay Resort Group (a)	105,900	2,919,663
McDonald's Corp.	80,100	2,278,845
MGM Mirage, Inc. (a)	756,300	25,525,125
P.F. Chang's China Bistro, Inc. (a)	338,000	10,619,960
Rank Group PLC	1,514,600	6,206,375
Ryan's Family Steak Houses, Inc. (a)	282,750	3,735,128
Stanley Leisure PLC	207,991	1,127,883
Starbucks Corp. (a)	180,600	4,487,910
Wendys International, Inc.	308,600	12,291,538
William Hill PLC (a)	1,548,865	6,287,466
		144,665,231
Household Durables - 2.3%
Beazer Homes USA, Inc. (a)	63,812	5,104,960
Blyth, Inc.	69,000	2,154,180
Centex Corp.	484,400	27,993,476
D.R. Horton, Inc.	1,543,870	40,186,936
Furniture Brands International, Inc. (a)	634,010	19,178,803
Harman International Industries, Inc.	294,700	14,513,975
Hovnanian Enterprises, Inc. Class A (a)	21,300	764,244
Leggett & Platt, Inc.	90,100	2,108,340
Lennar Corp.	509,300	31,169,160
Mohawk Industries, Inc. (a)	686,320	42,229,270
Nintendo Co. Ltd.	34,000	5,018,188

	Shares	Value (Note 1)
Toll Brothers, Inc. (a)	42,000	$ 1,230,600
Yankee Candle Co., Inc. (a)	33,100	896,679
		192,548,811
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	212,400	3,451,500
Overstock.com, Inc.	123,700	1,737,985
Ticketmaster Class B (a)	251,200	4,699,952
USA Interactive (a)	2,110,500	49,491,225
		59,380,662
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	72,700	985,812
Mattel, Inc.	1,409,100	29,703,828
Mega Bloks, Inc.	40,250	521,607
		31,211,247
Media - 1.1%
Charter Communications, Inc. Class A (a)	665,700	2,716,056
Comcast Corp. Class A (special) (a)	512,800	12,225,152
Cox Communications, Inc. Class A (a)	188,500	5,193,175
E.W. Scripps Co. Class A	96,600	7,438,200
Entercom Communications Corp. Class A (a)	13,100	601,290
Fox Entertainment Group, Inc. Class A (a)	35,000	761,250
Getty Images, Inc. (a)	58,500	1,273,545
LIN TV Corp. Class A	216,900	5,864,976
McGraw-Hill Companies, Inc.	106,200	6,340,140
Mediacom Communications Corp. Class A (a)	84,700	659,813
Meredith Corp.	25,600	981,760
Reed Elsevier PLC	420,500	4,016,231
The New York Times Co. Class A	96,500	4,969,750
TMP Worldwide, Inc. (a)	107,800	2,317,700
Viacom, Inc. Class B (non-vtg.) (a)	868,636	38,541,379
		93,900,417
Multiline Retail - 1.0%
99 Cents Only Stores (a)	591,866	15,181,363
Big Lots, Inc. (a)	26,200	515,616
Costco Wholesale Corp. (a)	100,500	3,881,310
Dollar Tree Stores, Inc. (a)	113,400	4,469,094
Kohls Corp. (a)	479,500	33,603,360
Stein Mart, Inc. (a)	302,800	3,594,236
Target Corp.	600,600	22,882,860
		84,127,839
Specialty Retail - 3.8%
Aeropostale, Inc.	659,900	18,061,463
AnnTaylor Stores Corp. (a)	98,900	2,511,071
AutoNation, Inc. (a)	424,100	6,149,450
AutoZone, Inc. (a)	781,500	60,409,950
Bed Bath & Beyond, Inc. (a)	993,300	37,487,142
CDW Computer Centers, Inc. (a)	200	9,362
Chico's FAS, Inc. (a)	58,600	2,128,352
Christopher & Banks Corp. (a)	42,200	1,785,060
Copart, Inc. (a)	381,450	6,190,934
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Footstar, Inc. (a)	76,500	$ 1,871,955
GameStop Corp. Class A	85,200	1,788,348
Gap, Inc.	2,436,900	34,603,980
Gymboree Corp. (a)	200	3,204
Home Depot, Inc.	89,710	3,295,048
Hot Topic, Inc. (a)	42,700	1,140,517
Limited Brands, Inc.	441,400	9,401,820
Linens 'N Things, Inc. (a)	31,200	1,023,672
Lithia Motors, Inc. Class A (a)	21,800	586,856
Lowe's Companies, Inc.	1,383,300	62,801,820
Michaels Stores, Inc. (a)	21,300	830,700
Office Depot, Inc. (a)	231,300	3,885,840
PETCO Animal Supplies, Inc.	270,400	6,735,664
PETsMART, Inc. (a)	470,400	7,545,216
Pier 1 Imports, Inc.	29,800	625,800
Ross Stores, Inc.	78,500	3,198,875
Staples, Inc. (a)	5,200	102,440
TJX Companies, Inc.	1,673,400	32,815,374
Too, Inc. (a)	70,900	2,183,720
Urban Outfitters, Inc. (a)	78,900	2,739,408
Wet Seal, Inc. Class A (a)	31,350	761,805
Williams-Sonoma, Inc. (a)	253,000	7,756,980
		320,431,826
Textiles Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	119,031	6,534,802
Delta Woodside Industries, Inc. (a)	22,175	51,003
Liz Claiborne, Inc.	750,000	23,850,000
Wolverine World Wide, Inc.	141,100	2,462,195
		32,898,000
TOTAL CONSUMER DISCRETIONARY		1,112,970,014
CONSUMER STAPLES - 15.3%
Beverages - 4.7%
Anheuser-Busch Companies, Inc.	639,400	31,970,000
Diageo PLC	3,782,823	49,370,992
Molson, Inc. Class A	1,000,900	21,750,086
Pepsi Bottling Group, Inc.	2,143,700	66,025,960
PepsiCo, Inc.	4,636,550	223,481,710
The Coca-Cola Co.	85,100	4,765,600
Vincor International, Inc. (a)	86,000	1,488,821
		398,853,169
Food & Drug Retailing - 2.1%
Fleming Companies, Inc.	16,280	295,482
George Weston Ltd.	455,500	37,700,488
J. Sainsbury PLC	5,415,492	29,532,768
Loblaw Companies Ltd.	320,610	13,217,260
Safeway PLC	1,907,914	8,234,533
Sysco Corp.	447,500	12,180,950

	Shares	Value (Note 1)
Tesco PLC	4,986,800	$ 18,219,086
Whole Foods Market, Inc. (a)	1,173,600	56,590,992
William Morrison Supermarkets PLC	2,039,734	6,342,870
		182,314,429
Food Products - 2.6%
American Italian Pasta Co. Class A (a)	163,500	8,336,865
Cadbury Schweppes PLC	2,934,634	22,094,985
Dean Foods Co. (a)	30,200	1,126,460
Dreyer's Grand Ice Cream, Inc.	1,016	69,698
H.J. Heinz Co.	159,300	6,547,230
Hershey Foods Corp.	533,900	33,368,750
Kellogg Co.	73,100	2,621,366
Kraft Foods, Inc. Class A	1,602,370	65,617,052
Nestle SA (Reg.)	208,519	48,833,160
The J.M. Smucker Co.	34,307	1,170,898
Wm. Wrigley Jr. Co.	503,500	27,868,725
		217,655,189
Household Products - 2.7%
Church & Dwight, Inc.	75,500	2,365,415
Colgate-Palmolive Co.	4,462,830	223,364,642
		225,730,057
Personal Products - 3.0%
Avon Products, Inc.	3,352,128	175,115,167
Gillette Co.	2,356,900	79,828,203
		254,943,370
Tobacco - 0.2%
Philip Morris Companies, Inc.	226,800	9,906,624
UST, Inc.	141,600	4,814,400
		14,721,024
TOTAL CONSUMER STAPLES		1,294,217,238
ENERGY - 6.2%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	131,400	4,374,306
ENSCO International, Inc.	76,600	2,088,116
Noble Corp. (a)	57,900	2,234,940
Smith International, Inc. (a)	151,800	10,351,242
Willbros Group, Inc. (a)	248,200	4,219,400
		23,268,004
Oil & Gas - 5.9%
BP PLC sponsored ADR	3,037,732	153,375,089
Burlington Resources, Inc.	171,290	6,509,020
EnCana Corp.	5,136,512	158,197,659
Equitable Resources, Inc.	114,100	3,913,630
Exxon Mobil Corp.	2,052,942	84,006,387
Murphy Oil Corp.	106,500	8,786,250
Noble Energy, Inc.	206,000	7,426,300
Occidental Petroleum Corp.	170,500	5,113,295
Pogo Producing Co.	96,300	3,141,306
Premcor, Inc.	177,800	4,573,016
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Suncor Energy, Inc.	1,800,380	$ 31,583,531
Talisman Energy, Inc.	277,770	12,502,673
TotalFinaElf SA sponsored ADR	235,200	19,027,680
Valero Energy Corp.	50,700	1,897,194
		500,053,030
TOTAL ENERGY		523,321,034
FINANCIALS - 16.3%
Banks - 6.3%
Allied Irish Banks PLC	317,900	4,237,701
Associated Banc-Corp.	26,620	1,003,840
Astoria Financial Corp.	149,900	4,804,295
Australia & New Zealand Banking Group Ltd.	686,261	7,460,261
Bank of Ireland	1,860,806	23,255,927
Bank One Corp.	1,211,400	46,614,672
Barclays PLC	704,300	5,955,428
Charter One Financial, Inc.	170,300	5,854,914
City National Corp.	10,600	569,750
Commerce Bancorp, Inc., New Jersey	852,894	37,697,915
Compass Bancshares, Inc.	63,400	2,130,240
Credit Suisse Group (Reg.)	451,160	14,387,062
East West Bancorp, Inc.	38,300	1,322,116
Fifth Third Bancorp	1,785,780	119,022,237
First Tennessee National Corp.	15,900	608,970
Golden West Financial Corp.	543,900	37,409,442
Greenpoint Financial Corp.	188,800	9,270,080
Hibernia Corp. Class A	160,300	3,172,337
Kookmin Bank	139,170	6,756,048
Lloyds TSB Group PLC	2,720,200	27,210,108
M&T Bank Corp.	203,400	17,443,584
National Australia Bank Ltd.	318,700	6,357,960
North Fork Bancorp, Inc.	544,400	21,672,564
Popular, Inc.	46,300	1,559,384
Royal Bank of Canada	130,500	4,518,400
Royal Bank of Scotland Group PLC	2,203,469	62,782,142
SouthTrust Corp.	789,800	20,629,576
TCF Financial Corp.	296,700	14,567,970
UCBH Holdings, Inc.	30,000	1,140,300
UnionBanCal Corp.	106,000	4,966,100
W Holding Co., Inc.	81,500	1,972,300
Zions Bancorp	243,500	12,686,350
		529,039,973
Diversified Financials - 2.4%
AMBAC Financial Group, Inc.	89,600	6,021,120
Citigroup, Inc.	148,900	5,769,875
Doral Financial Corp.	336,700	11,242,413
Fannie Mae	1,022,600	75,416,750
MBNA Corp.	256,500	8,482,455
Merrill Lynch & Co., Inc.	146,700	5,941,350

	Shares	Value (Note 1)
Moody's Corp.	496,400	$ 24,695,900
Power Financial Corp.	117,200	3,060,819
SLM Corp.	620,600	60,136,140
Student Loan Corp.	3,500	289,940
		201,056,762
Insurance - 7.1%
AFLAC, Inc.	2,000	64,000
Allstate Corp.	271,900	10,054,862
American International Group, Inc.	1,476,514	100,742,550
Berkshire Hathaway, Inc.:
Class A (a)	2,847	190,179,600
Class B (a)	2,900	6,478,600
Brown & Brown, Inc.	18,700	589,050
Cincinnati Financial Corp.	324,300	15,089,679
Everest Re Group Ltd.	509,880	28,527,786
IPC Holdings Ltd.	151,600	4,629,864
Manulife Financial Corp.	148,200	4,266,260
Markel Corp. (a)	2,200	433,400
MetLife, Inc.	2,159,900	62,205,120
Ohio Casualty Corp. (a)	205,200	4,288,680
PartnerRe Ltd.	173,000	8,468,350
RenaissanceRe Holdings Ltd.	647,165	23,686,239
SAFECO Corp.	114,100	3,524,549
Swiss Reinsurance Co. (Reg.)	277,454	27,245,432
The Chubb Corp.	330,000	23,364,000
The PMI Group, Inc.	169,400	6,471,080
Travelers Property Casualty Corp. Class A	678,500	12,009,450
UICI (a)	211,900	4,280,380
Unitrin, Inc.	130,100	4,653,677
Willis Group Holdings Ltd.	941,700	30,991,347
XL Capital Ltd. Class A	259,000	21,937,300
Zenith National Insurance Corp.	220,400	7,019,740
		601,200,995
Real Estate - 0.5%
Duke Realty Corp.	233,152	6,749,750
Equity Office Properties Trust	13,990	421,099
Equity Residential Properties Trust (SBI)	1,024,200	29,445,750
General Growth Properties, Inc.	65,300	3,330,300
ResortQuest International, Inc. (a)	192,100	1,094,970
		41,041,869
TOTAL FINANCIALS		1,372,339,599
HEALTH CARE - 16.7%
Biotechnology - 0.4%
Charles River Labs International, Inc. (a)	587,200	20,581,360
Genentech, Inc. (a)	3,300	110,550
Gilead Sciences, Inc. (a)	429,580	14,124,590
Neurocrine Biosciences, Inc. (a)	90,000	2,578,500
		37,395,000
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.3%
Alcon, Inc.	620,600	$ 21,255,550
American Medical Systems Holdings, Inc. (a)	31,800	637,908
Amersham PLC	283,391	2,517,853
Baxter International, Inc.	143,600	6,383,020
Beckman Coulter, Inc.	39,300	1,961,070
Becton, Dickinson & Co.	309,800	10,672,610
Bio-Rad Laboratories, Inc. Class A (a)	93,800	4,268,838
Biomet, Inc.	254,200	6,893,904
Boston Scientific Corp. (a)	439,100	12,874,412
Cooper Companies, Inc.	254,900	12,005,790
CTI Molecular Imaging, Inc.	76,700	1,759,498
Cytyc Corp. (a)	1,143,600	8,714,232
DENTSPLY International, Inc.	795,449	29,360,023
ICU Medical, Inc. (a)	56,650	1,750,485
Luxottica Group Spa sponsored ADR	378,160	7,185,040
Medtronic, Inc.	79,600	3,410,860
Mentor Corp.	38,782	1,423,648
Nobel Biocare Holding AG (a)	56,150	3,903,253
Smith & Nephew PLC	7,871,853	43,892,933
St. Jude Medical, Inc. (a)	177,988	13,144,414
Steris Corp. (a)	168,500	3,220,035
Therasense, Inc.	17,000	313,990
Varian Medical Systems, Inc. (a)	573,600	23,259,480
Zimmer Holdings, Inc. (a)	1,591,502	56,752,961
		277,561,807
Health Care Providers & Services - 7.7%
Accredo Health, Inc. (a)	40,800	1,882,512
Advisory Board Co.	156,700	5,678,808
Aetna, Inc.	21,300	1,021,761
AMERIGROUP Corp.	9,600	261,888
AmerisourceBergen Corp.	124,300	9,446,800
AMN Healthcare Services, Inc.	614,600	21,517,146
AmSurg Corp. (a)	55,000	1,444,300
Anthem, Inc.	163,510	11,033,655
Caremark Rx, Inc. (a)	493,464	8,142,156
Community Health Systems, Inc. (a)	296,000	7,932,800
Cross Country, Inc.	677,900	25,624,620
Dianon Systems, Inc. (a)	47,400	2,532,108
HCA, Inc.	2,018,116	95,860,510
Health Management Associates, Inc. Class A (a)	2,738,990	55,190,649
Laboratory Corp. of America Holdings (a)	245,300	11,197,945
Medical Staffing Network Holdings, Inc.	23,500	575,750
Odyssey Healthcare, Inc.	105,300	3,817,125
Oxford Health Plans, Inc. (a)	47,800	2,220,788
Patterson Dental Co. (a)	1,366,100	68,755,813
PDI, Inc. (a)	9,500	147,155
Province Healthcare Co. (a)	24,400	545,584
Quest Diagnostics, Inc. (a)	145,400	12,511,670

	Shares	Value (Note 1)
Tenet Healthcare Corp. (a)	2,036,900	$ 145,740,195
Triad Hospitals, Inc. (a)	42,600	1,805,388
Trigon Healthcare, Inc. (a)	8,000	804,640
UnitedHealth Group, Inc.	1,505,100	137,791,905
WebMD Corp. (a)	1,147,200	6,458,736
Wellpoint Health Networks, Inc. (a)	116,796	9,087,897
		649,030,304
Pharmaceuticals - 5.3%
Abbott Laboratories	285,700	10,756,605
Altana AG	83,550	4,252,109
AstraZeneca PLC sponsored ADR	260,200	10,668,200
Aventis SA (France)	363,400	25,594,264
Biovail Corp. (a)	264,440	7,788,624
Forest Laboratories, Inc. (a)	410,100	29,035,080
InterMune, Inc. (a)	154,700	3,264,170
Johnson & Johnson	2,827,450	147,762,537
Merck & Co., Inc.	457,300	23,157,672
Novartis AG sponsored ADR	42,600	1,867,158
Pfizer, Inc.	2,882,165	100,875,775
Sanofi-Synthelabo SA	95,589	5,835,877
Schering AG	140,100	8,779,682
Schering-Plough Corp.	212,900	5,237,340
Teva Pharmaceutical Industries Ltd. sponsored ADR	140,300	9,369,234
Wyeth	997,500	51,072,000
		445,316,327
TOTAL HEALTH CARE		1,409,303,438
INDUSTRIALS - 13.5%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc. (a)	55,500	3,540,900
Lockheed Martin Corp.	4,059,940	282,165,822
MTC Technologies, Inc. (a)	32,100	609,900
Northrop Grumman Corp.	42,600	5,325,000
Rockwell Collins, Inc.	42,200	1,157,124
Veridian Corp.	262,500	5,958,750
		298,757,496
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,318,616	44,213,194
United Parcel Service, Inc. Class B	33,400	2,062,450
		46,275,644
Airlines - 1.3%
JetBlue Airways Corp.	294,220	13,404,663
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	192,400	1,191,798
sponsored ADR (a)	1,956,620	68,229,296
Southwest Airlines Co.	1,201,030	19,408,645
WestJet Airlines Ltd. (a)	264,600	3,620,952
		105,855,354
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.0%
American Standard Companies, Inc. (a)	21,600	$ 1,622,160
Commercial Services & Supplies - 3.1%
Alliance Data Systems Corp.	38,200	976,010
Apollo Group, Inc. Class A (a)	275,100	10,844,442
Automatic Data Processing, Inc.	1,494,500	65,085,475
Brambles Industries Ltd.	478,613	2,546,179
Carlisle Holdings Ltd. (non-vtg.) (a)	205,500	606,225
Certegy, Inc. (a)	316,700	11,752,737
ChoicePoint, Inc. (a)	129,400	5,883,818
Cintas Corp.	64,500	3,188,235
Concord EFS, Inc. (a)	223,100	6,724,234
Corinthian Colleges, Inc. (a)	190,460	6,454,689
Corporate Executive Board Co. (a)	21,200	726,100
Dun & Bradstreet Corp. (a)	74,100	2,449,005
Education Management Corp. (a)	85,800	3,494,634
Exult, Inc. (a)	338,800	2,202,200
First Data Corp.	2,455,100	91,329,720
Fiserv, Inc. (a)	313,400	11,504,914
Manpower, Inc.	42,300	1,554,525
Paychex, Inc.	10,457	327,200
The BISYS Group, Inc. (a)	850,378	28,317,587
Waste Connections, Inc. (a)	95,400	2,980,296
Weight Watchers International, Inc.	100,400	4,361,376
		263,309,601
Construction & Engineering - 0.3%
Fluor Corp.	378,584	14,745,847
Jacobs Engineering Group, Inc. (a)	264,220	9,189,572
		23,935,419
Electrical Equipment - 0.1%
Cooper Industries Ltd.	268,100	10,536,330
Industrial Conglomerates - 2.2%
3M Co.	1,475,510	181,487,730
Tomkins PLC	1,398,900	5,432,264
		186,919,994
Machinery - 0.7%
Danaher Corp.	583,822	38,736,590
Donaldson Co., Inc.	104,100	3,647,664
Flowserve Corp. (a)	21,200	631,760
Illinois Tool Works, Inc.	115,200	7,868,160
Ingersoll-Rand Co. Ltd. Class A	84,300	3,849,138
PACCAR, Inc.	55,770	2,475,630
SPX Corp. (a)	4,200	493,500
		57,702,442
Road & Rail - 1.6%
Canadian National Railway Co.	909,150	47,990,745
Canadian Pacific Railway Ltd.	420,550	10,431,238
CSX Corp.	160,530	5,626,577
Heartland Express, Inc.	352,131	8,426,495
Knight Transportation, Inc. (a)	239,950	5,564,441

	Shares	Value (Note 1)
Landstar System, Inc. (a)	60,200	$ 6,432,370
Norfolk Southern Corp.	247,100	5,777,198
Swift Transportation Co., Inc. (a)	2,042,834	47,598,032
		137,847,096
Trading Companies & Distributors - 0.1%
Fastenal Co.	26,012	1,001,722
Mitsubishi Corp.	467,000	3,385,784
Mitsui & Co. Ltd.	496,000	3,326,437
W.W. Grainger, Inc.	39,600	1,983,960
		9,697,903
TOTAL INDUSTRIALS		1,142,459,439
INFORMATION TECHNOLOGY - 3.3%
Computers & Peripherals - 0.7%
Apple Computer, Inc. (a)	533,363	9,451,192
Dell Computer Corp. (a)	165,145	4,316,890
Logitech International SA (Reg.) (a)	748,976	34,979,509
Storage Technology Corp. (a)	732,200	11,693,234
		60,440,825
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	65,900	1,558,535
Amphenol Corp. Class A (a)	2,600	93,600
Flir Systems, Inc. (a)	304,900	12,796,653
Mettler-Toledo International, Inc. (a)	247,200	9,114,264
Roper Industries, Inc.	58,900	2,196,970
Symbol Technologies, Inc.	161,600	1,373,600
Thermo Electron Corp.	32	528
Waters Corp. (a)	208,800	5,574,960
		32,709,110
Internet Software & Services - 0.2%
Expedia, Inc. Class A (a)	74,100	4,393,389
Keynote Systems, Inc. (a)	520,000	3,806,400
Overture Services, Inc. (a)	3,400	84,932
PayPal, Inc.	38,400	775,718
Yahoo!, Inc. (a)	704,200	10,393,992
		19,454,431
IT Consulting & Services - 0.4%
Accenture Ltd. Class A	918,500	17,451,500
Anteon International Corp.	106,400	2,689,792
SRA International, Inc. Class A	38,800	1,046,824
SunGard Data Systems, Inc. (a)	276,900	7,332,312
		28,520,428
Semiconductor Equipment & Products - 0.3%
Advantest Corp.	32,700	2,039,905
Cabot Microelectronics Corp. (a)	101,400	4,376,424
Intel Corp.	328,100	5,994,387
Intersil Corp. Class A (a)	100,968	2,158,696
KLA-Tencor Corp. (a)	1,100	48,389
Marvell Technology Group Ltd. (a)	42,600	847,314
Novellus Systems, Inc. (a)	3,200	108,800
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
O2Micro International Ltd. (a)	118,200	$ 1,223,370
Samsung Electronics Co. Ltd.	40,000	10,939,316
Zoran Corp. (a)	31,650	725,102
		28,461,703
Software - 1.3%
Activision, Inc. (a)	92,500	2,688,050
BMC Software, Inc. (a)	63,300	1,050,780
Business Objects SA sponsored ADR (a)	2,100	59,010
Cerner Corp. (a)	261,100	12,488,413
Electronic Arts, Inc. (a)	203,100	13,414,755
Intuit, Inc. (a)	287,653	14,302,107
Microsoft Corp. (a)	373,000	20,403,100
Network Associates, Inc. (a)	1,290,900	24,875,643
Symantec Corp. (a)	520,941	17,112,912
		106,394,770
TOTAL INFORMATION TECHNOLOGY		275,981,267
MATERIALS - 5.8%
Chemicals - 0.6%
Akzo Nobel NV	50,472	2,205,505
Bayer AG	157,300	5,058,956
Ecolab, Inc.	199,700	9,232,131
Engelhard Corp.	30,000	849,600
Ferro Corp.	26,400	795,960
OM Group, Inc.	99,100	6,144,200
PPG Industries, Inc.	106,600	6,598,540
Praxair, Inc.	114,512	6,523,749
Valspar Corp.	279,800	12,630,172
		50,038,813
Construction Materials - 0.0%
Lafarge North America, Inc.	26	914
Containers & Packaging - 0.1%
Pactiv Corp. (a)	129,300	3,077,340
Peak International Ltd. (a)	200,000	1,170,000
Sealed Air Corp.	134,700	5,424,369
		9,671,709
Metals & Mining - 4.9%
Aber Diamond Corp. (a)	287,000	5,133,179
Agnico-Eagle Mines Ltd.	305,300	4,449,733
Alcoa, Inc.	456,400	15,129,660
Anglo American PLC ADR	940,500	15,377,175
Anglogold Ltd. sponsored ADR	212,900	5,552,432
Barrick Gold Corp.	672,400	12,784,602
BHP Billiton Ltd.	2,511,657	14,579,076
BHP Billiton PLC	2,523,341	13,818,733
Compania de Minas Buenaventura SA sponsored ADR	643,400	16,471,040

	Shares	Value (Note 1)
Dofasco, Inc.	84,400	$ 1,712,714
Echo Bay Mines Ltd. (a)	6,057,600	6,951,279
Fording, Inc.	88,903	1,670,999
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	1,222,900	21,828,765
Gold Fields Ltd.	2,516,072	29,795,107
Goldcorp, Inc.	3,501,660	35,864,130
Harmony Gold Mining Co. Ltd.	664,800	9,178,125
Impala Platinum Holdings Ltd.	105,500	5,865,043
Kinross Gold Corp. (a)	871,200	1,953,492
Kumba Resources Ltd. (a)	1,657,635	7,606,861
Liquidmetal Technologies	238,800	2,770,080
Meridian Gold, Inc. (a)	674,500	10,987,371
Newcrest Mining Ltd.	1,308,300	5,588,677
Newmont Mining Corp. Holding Co.	3,536,901	93,126,603
Newmont Mining Corp. Holding Co. unit	1,309,031	3,540,981
Nucor Corp.	172,400	11,212,896
Pechiney SA Series A	91,200	4,180,460
Placer Dome, Inc.	423,800	4,751,434
Rio Tinto PLC (Reg.)	2,669,600	49,195,804
SouthernEra Resources Ltd. (a)	219,100	937,782
Xstrata PLC (a)	574,400	7,474,705
		419,488,938
Paper & Forest Products - 0.2%
Sappi Ltd.	710,891	10,021,797
Weyerhaeuser Co.	68,600	4,380,110
		14,401,907
TOTAL MATERIALS		493,602,281
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	442,070	1,525,142
Nextel Communications, Inc. Class A (a)	490,500	1,574,505
Sprint Corp. - PCS Group Series 1 (a)	167,730	749,753
Triton PCS Holdings, Inc. Class A (a)	832,800	3,247,920
Vodafone Group PLC sponsored ADR	263,700	3,599,505
		10,696,825
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp.	36,600	1,553,304
Southern Co.	162,440	4,450,856
		6,004,160
Gas Utilities - 0.0%
Southern Union Co.	4,852	82,484
TOTAL UTILITIES		6,086,644
TOTAL COMMON STOCKS (Cost $6,706,735,657)		7,640,977,779
Convertible Preferred Stocks - 0.1%
	Shares	Value (Note 1)
FINANCIALS - 0.0%
Real Estate - 0.0%
Vornado Realty Trust Series A, $3.25	48,600	$ 3,081,240
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Sealed Air Corp. Series A, $2.00	83,200	3,398,720
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,051,126)		6,479,960
Corporate Bonds - 0.2%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Redback Networks, Inc. 5% 4/1/07	-	$ 10,730,000	4,486,213
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 1/31/06 (d)	B-	5,025,000	7,630,965
8.25% 1/31/06	B-	870,000	1,321,182
			8,952,147
TOTAL CONVERTIBLE BONDS			13,438,360
Nonconvertible Bonds - 0.1%
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
AES Corp.:
8.75% 6/15/08	Ba3	790,000	489,800
9.375% 9/15/10	Ba3	3,640,000	2,256,800
9.5% 6/1/09	Ba3	5,525,000	3,591,250
			6,337,850
TOTAL CORPORATE BONDS (Cost $18,909,840)			19,776,210
U.S. Treasury Obligations - 0.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.72% to 1.73% 8/8/02 (e)	-	$ 2,800,000	$ 2,795,153
U.S. Treasury Bonds 6.875% 8/15/25	Aaa	14,800,000	17,057,518
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,688,024)			19,852,671
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	602,660,109	602,660,109
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	61,503,997	61,503,997
TOTAL MONEY MARKET FUNDS (Cost $664,164,106)		664,164,106
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $7,414,548,753)	8,351,250,726
NET OTHER ASSETS - 1.1%	92,436,680
NET ASSETS - 100%	$ 8,443,687,406
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
58 S&P 500 Index Contracts	Sept. 2002	$ 14,356,450	$ (97,956)

The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,630,965 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $974,357.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,810,644,516 and $4,181,828,506, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $268,746 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.2%
United Kingdom	6.7
Canada	5.2
Switzerland	1.8
Bermuda	1.5
Japan	1.5
Ireland	1.1
Others (individually less than 1%)	3.0
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $7,442,359,876. Net unrealized appreciation aggregated $908,890,850, of which $1,242,286,163 related to appreciated investment securities and $333,395,313 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $675,098,000 all of which will expire on December 31, 2009.

Contrafund Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,937,330) (cost $7,414,548,753) - See accompanying schedule		$ 8,351,250,726
Foreign currency held at value (cost $ 12,431)		12,547
Receivable for investments sold		183,567,574
Receivable for fund shares sold		8,463,601
Dividends receivable		6,465,716
Interest receivable		1,848,592
Other receivables		94,073
Total assets		8,551,702,829
Liabilities
Payable to custodian bank	$ 306,677
Payable for investments purchased	27,045,037
Payable for fund shares redeemed	14,449,370
Accrued management fee	4,155,872
Distribution fees payable	176,288
Payable for daily variation on futures contracts	27,550
Other payables and accrued expenses	350,632
Collateral on securities loaned, at value	61,503,997
Total liabilities		108,015,423
Net Assets		$ 8,443,687,406
Net Assets consist of:
Paid in capital		$ 8,422,960,361
Undistributed net investment income		17,621,260
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(933,610,800)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		936,716,585
Net Assets		$ 8,443,687,406
Initial Class: Net Asset Value, offering price and redemption price per share ($6,858,372,007÷ 346,273,881 shares)		$ 19.81
Service Class: Net Asset Value, offering price and redemption price per share ($1,243,311,769 ÷62,943,188 shares)		$ 19.75
Service Class 2: Net Asset Value, offering price and redemption price per share ($341,904,798 ÷ 17,379,992 shares)		$ 19.67
Service Class 2R: Net Asset Value, offering price and redemption price per share ($98,832 ÷ 5,024 shares)		$ 19.67

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 41,974,878
Interest		6,645,170
Security lending		441,500
Total income		49,061,548
Expenses
Management fee	$ 24,820,743
Transfer agent fees	2,898,817
Distribution fees	990,060
Accounting and security lending fees	418,124
Non-interested trustees' compensation	11,622
Custodian fees and expenses	349,782
Registration fees	889
Audit	27,447
Legal	30,795
Miscellaneous	172,509
Total expenses before reductions	29,720,788
Expense reductions	(1,510,827)	28,209,961
Net investment income (loss)		20,851,587
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(195,949,776)
Foreign currency transactions	372,617
Futures contracts	(5,474,338)
Total net realized gain (loss)		(201,051,497)
Change in net unrealized appreciation (depreciation) on: Investment securities	109,122,864
Assets and liabilities in foreign currencies	97,541
Futures contracts	(97,956)
Total change in net unrealized appreciation (depreciation)		109,122,449
Net gain (loss)		(91,929,048)
Net increase (decrease) in net assets resulting from operations		$ (71,077,461)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,851,587	$ 65,026,266
Net realized gain (loss)	(201,051,497)	(610,968,922)
Change in net unrealized appreciation (depreciation)	109,122,449	(676,288,551)
Net increase (decrease) in net assets resulting from operations	(71,077,461)	(1,222,231,207)
Distributions to shareholders from net investment income	(65,347,191)	(69,399,586)
Distributions to shareholders from net realized gain	-	(248,845,348)
Total distributions	(65,347,191)	(318,244,934)
Share transactions - net increase (decrease)	174,706,309	102,246,420
Total increase (decrease) in net assets	38,281,657	(1,438,229,721)
Net Assets
Beginning of period	8,405,405,749	9,843,635,470
End of period (including undistributed net investment income of $17,621,260 and undistributed net investment income of $62,524,412, respectively)	$ 8,443,687,406	$ 8,405,405,749
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2	Service Class 2RA
Sold	31,285,227	6,748,036	7,140,790	5,024
Reinvested	2,820,243	432,111	91,835	-
Redeemed	(34,288,470)	(4,107,907)	(1,439,512)	-
Net increase (decrease)	(183,000)	3,072,240	5,793,113	5,024
Dollars
Sold	$ 633,635,246	$ 136,173,700	$ 143,635,398	$ 102,946
Reinvested	55,135,750	8,426,160	1,785,280	-
Redeemed	(692,731,705)	(82,664,527)	(28,791,939)	-
Net increase (decrease)	$ (3,960,709)	$ 61,935,333	$ 116,628,739	$ 102,946

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2	Service Class 2RA
Sold	46,135,846	13,891,953	9,228,820	-
Reinvested	12,488,712	1,820,820	134,574	-
Redeemed	(70,827,054)	(8,440,108)	(1,242,618)	-
Net increase (decrease)	(12,202,496)	7,272,665	8,120,776	-
Dollars
Sold	$ 938,388,669	$ 284,903,951	$ 185,001,257	$ -
Reinvested	275,251,203	40,039,821	2,953,910	-
Redeemed	(1,431,503,158)	(168,326,292)	(24,462,941)	-
Net increase (decrease)	$ (217,863,286)	$ 156,617,480	$ 163,492,226	$ -

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2RA
From net investment income	$ 55,135,751	$ 8,426,160	$ 1,785,280	$ -
From net realized gain	-	-	-	-
Total	$ 55,135,751	$ 8,426,160	$ 1,785,280	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2RA
From net investment income	$ 60,769,746	$ 8,007,964	$ 621,876	$ -
From net realized gain	214,481,457	32,031,857	2,332,034	-
Total	$ 275,251,203	$ 40,039,821	$ 2,953,910	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 20.13	$ 23.75	$ 29.15	$ 24.44	$ 19.94	$ 16.56
Income from Investment Operations
Net investment income (loss) E	.05	.16	.17	.12	.13	.16
Net realized and unrealized gain (loss)	(.21)	(3.01)	(1.84)	5.59	5.54	3.73
Total from investment operations	(.16)	(2.85)	(1.67)	5.71	5.67	3.89
Distributions from net investment income	(.16)	(.17)	(.11)	(.12)	(.14)	(.14)
Distributions from net realized gain	-	(.60)	(3.62)	(.88)	(1.03)	(.37)
Total distributions	(.16)	(.77)	(3.73)	(1.00)	(1.17)	(.51)
Net asset value, end of period	$ 19.81	$ 20.13	$ 23.75	$ 29.15	$ 24.44	$ 19.94
Total Return B, C, D	(.78)%	(12.28)%	(6.58)%	24.25%	29.98%	24.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.68% A	.68%	.66%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.68% A	.68%	.66%	.67%	.70%	.71%
Expenses net of all reductions	.64% A	.64%	.63%	.65%	.66%	.68%
Net investment income (loss)	.52% A	.77%	.69%	.48%	.62%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,858,372	$ 6,972,615	$ 8,516,464	$ 9,005,129	$ 6,388,592	$ 4,107,868
Portfolio turnover rate	97% A	140%	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.06	$ 23.67	$ 29.10	$ 24.42	$ 19.93	$ 19.99
Income from Investment Operations
Net investment income (loss) E	.04	.14	.15	.10	.11	.03
Net realized and unrealized gain (loss)	(.21)	(3.00)	(1.85)	5.58	5.55	(.09)
Total from investment operations	(.17)	(2.86)	(1.70)	5.68	5.66	(.06)
Distributions from net investment income	(.14)	(.15)	(.11)	(.12)	(.14)	-
Distributions from net realized gain	-	(.60)	(3.62)	(.88)	(1.03)	-
Total distributions	(.14)	(.75)	(3.73)	(1.00)	(1.17)	-
Net asset value, end of period	$ 19.75	$ 20.06	$ 23.67	$ 29.10	$ 24.42	$ 19.93
Total Return B, C, D	(.84)%	(12.36)%	(6.71)%	24.15%	29.94%	(.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A	.78%	.76%	.78%	.80%	.81% A
Expenses net of voluntary waivers, if any	.78% A	.78%	.76%	.78%	.80%	.81% A
Expenses net of all reductions	.75% A	.74%	.74%	.75%	.75%	.78% A
Net investment income (loss)	.42% A	.67%	.59%	.37%	.53%	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,243,312	$ 1,201,105	$ 1,245,222	$ 775,216	$ 152,553	$ 3,722
Portfolio turnover rate	97% A	140%	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income (loss) E	.03	.10	.10
Net realized and unrealized gain (loss)	(.22)	(2.98)	(.93)
Total from investment operations	(.19)	(2.88)	(.83)
Distributions from net investment income	(.14)	(.16)	(.11)
Distributions from net realized gain	-	(.60)	(3.62)
Total distributions	(.14)	(.76)	(3.73)
Net asset value, end of period	$ 19.67	$ 20.00	$ 23.64
Total Return B, C, D	(.94)%	(12.47)%	(3.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.94%	.92% A
Expenses net of voluntary waivers, if any	.94% A	.94%	.92% A
Expenses net of all reductions	.91% A	.90%	.90% A
Net investment income (loss)	.26% A	.52%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 341,905	$ 231,686	$ 81,950
Portfolio turnover rate	97% A	140%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	(.83)
Total from investment operations	(.82)
Net asset value, end of period	$ 19.67
Total Return B, C, D	(4.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	.95% A
Expenses net of voluntary waivers, if any	.95% A
Expenses net of all reductions	.91% A
Net investment income (loss)	.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	97% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Equity-Income - Service Class 2	-10.22%	4.61%	12.08%
Russell 3000® Value	-7.75%	6.67%	13.08%
Variable Annuity Equity Income Objective Funds Average	-9.35%	4.96%	10.88%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity equity income objective funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 47 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Equity-Income Portfolio - Service Class 2 on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $31,293 - a 212.93% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,176 - a 241.76% increase.

The variable annuity equity income classification funds average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year, five year, and 10 year average annual total returns for the variable annuity equity income classification funds average were -9.35%, 4.96%, and 10.88%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semia

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steve Petersen, Portfolio Manager of Fidelity Equity-Income Portfolio

Q. How did the fund perform, Steve?

A. For the six-month period ending June 30, 2002, the fund underperformed the Russell 3000 Value Index and beat the Lipper Inc. variable annuity equity income funds average, which fell 3.90% and 6.61%, respectively. For the 12-month period ending June 30, 2002, the fund underperformed the Russell index and the Lipper average, which declined 7.75% and 9.35%, respectively. The fund's focus on large-cap stocks hurt its performance relative to the Russell index during the six-month period. In addition to large-caps, the index also incorporates small- and mid-cap stocks, which held up comparatively well. Though some competitors held a component of fixed-income securities - which generally performed better than equities - the fund held its own compared to the Lipper average.

Q. What was your strategy in this difficult investing environment?

A. I kept the fund's sector weightings pretty steady during the period, emphasizing stocks of companies that were attractively valued and paid dividends. I looked to energy stocks - particularly energy services companies - with attractive valuations in an improving environment of rising demand. I also focused on financial stocks, which continued to represent the largest sector weighting in the portfolio and delivered generally modest positive performance, benefiting from low interest rates. I also was able to find attractively priced industrial companies. On the down side, the fund held a number of large companies that were negatively affected by the fallout from the Enron scandal. Also, the fund's pharmaceutical holdings were hurt by investors' concerns that the industry's future growth could be slower than in the past.

Q. Which of your stock selections contributed to performance?

A. Good performers included oil and gas companies Exxon Mobil and TotalFinaElf, the latter of which had a number of development projects that led to increased and faster production, boosting its stock price. Along with good volume growth, Exxon's stock performance benefited from its standing as one of the largest firms in its industry, and investors saw it as a defensive play. Financial holdings Bank of America and Wells Fargo were helped by an improved environment for banks, due to better-than-expected credit trends. Bank of America, one of the fund's larger holdings, successfully cut costs and streamlined operations following its merger with NationsBank, and avoided the riskier lending practices that came back to haunt competitors when the economy slowed. Defense company Lockheed Martin went through an internal restructuring last year, leading to better-than-expected earnings and strong stock performance.

Q. Which stocks hurt the fund's performance ?

A. Citigroup, which engages in extensive global banking activity, was hurt by the economic troubles in Argentina and by investor concerns about the economic slippage in other South American countries. Tyco International has always been aggressive in its accounting practices and was affected by the fallout from the Enron scandal. The company also has been actively making acquisitions in the electronic components industry over the past several years, and the technology bust really hurt, reducing expectations for future performance. General Electric suffered from the accounting issues facing other large companies and was tainted with the same broad brush. Also, its business slipped relative to expectations and its stock had a very high valuation, so I sold off a portion of the fund's position. Bristol-Myers Squibb had a formal affiliation with ImClone Systems, which caused a small degree of damage to its stock after a key product in development by ImClone ran into regulatory problems. However, the real issue that hurt Bristol-Myers Squibb was its lack of success - along with the rest of its industry - in securing new drug approvals by the Food and Drug Administration.

Q. What's your outlook, Steve?

A. The underlying fundamentals for the economy appear to be in good shape. Growth in first quarter gross domestic product was phenomenal, we've seen continued resiliency in consumer spending, many companies have experienced positive business trends and increased demand for products and services, and a number of companies - especially in basic industries - have pre-announced an upside surprise in earnings. I think it's becoming increasingly apparent that business conditions are, if not actually improving, at least holding steady. Interest rates remain low and the government continues to take steps to actively stimulate the economy. The shadow hanging over us now is the crisis in confidence about corporate governance. Now that it's such a public issue, hopefully it can be resolved in the near future. I am optimistic about finding good opportunities in this type of investing climate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks reasonable income while achieving a yield that exceeds the composite dividend yield of the S&P 500®; also considers the potential for capital appreciation

Start date: October 9, 1986

Size: as of June 30, 2002, more than $9.7 billion

Manager: Stephen Petersen, since 1997; joined Fidelity in 1980

3

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Exxon Mobil Corp.	3.7
Fannie Mae	3.3
Citigroup, Inc.	3.0
TotalFinaElf SA	2.5
SBC Communications, Inc.	1.8
14.3
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	29.2
Energy	13.6
Consumer Discretionary	12.4
Industrials	12.1
Consumer Staples	6.6
Asset Allocation as of June 30, 2002
% of fund's net assets*
Stocks	97.8%
Bonds	1.7%
Short-Term Investments and Net Other Assets	0.5%

* Foreign investments	8.9%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.4%
Johnson Controls, Inc.	275,700	$ 22,499,877
TRW, Inc.	315,800	17,994,284
		40,494,161
Automobiles - 0.6%
Ford Motor Co.	695,200	11,123,200
General Motors Corp.	836,900	44,732,305
		55,855,505
Hotels, Restaurants & Leisure - 2.1%
Hilton Hotels Corp.	489,900	6,809,610
Mandalay Resort Group (a)	804,300	22,174,551
McDonald's Corp.	2,673,500	76,061,075
MGM Mirage, Inc. (a)	1,722,870	58,146,863
Park Place Entertainment Corp. (a)	2,106,800	21,594,700
Six Flags, Inc. (a)	1,364,556	19,717,834
		204,504,633
Household Durables - 1.3%
Black & Decker Corp.	595,500	28,703,100
Maytag Corp.	907,120	38,688,668
Newell Rubbermaid, Inc.	415,400	14,563,924
Snap-On, Inc.	801,000	23,781,690
Whirlpool Corp.	270,900	17,706,024
		123,443,406
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	396,800	11,574,656
Media - 3.9%
AOL Time Warner, Inc. (a)	2,265,500	33,325,505
Clear Channel Communications, Inc. (a)	1,314,200	42,080,684
Fox Entertainment Group, Inc. Class A (a)	1,251,600	27,222,300
Gannett Co., Inc.	158,100	11,999,790
Liberty Media Corp. Class A (a)	1,807,100	18,071,000
News Corp. Ltd.:
ADR	234,034	5,366,400
sponsored ADR	303,867	6,001,373
Reader's Digest Association, Inc. Class A (non-vtg.)	1,357,303	25,422,285
Tribune Co.	991,100	43,112,850
Viacom, Inc. Class B (non-vtg.) (a)	3,261,318	144,704,680
Walt Disney Co.	1,112,600	21,028,140
		378,335,007
Multiline Retail - 1.2%
Big Lots, Inc. (a)	787,756	15,503,043
Federated Department Stores, Inc. (a)	953,000	37,834,100
JCPenney Co., Inc.	960,800	21,156,816
Target Corp.	1,166,100	44,428,410
		118,922,369
Specialty Retail - 1.8%
Gap, Inc.	2,998,400	42,577,280
Limited Brands, Inc.	2,698,200	57,471,660
Office Depot, Inc. (a)	244,400	4,105,920

	Shares	Value (Note 1)
RadioShack Corp.	575,400	$ 17,296,524
Staples, Inc. (a)	2,973,362	58,575,231
		180,026,615
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. (a)	233,000	8,737,500
TOTAL CONSUMER DISCRETIONARY		1,121,893,852
CONSUMER STAPLES - 6.5%
Beverages - 0.5%
The Coca-Cola Co.	781,600	43,769,600
Food & Drug Retailing - 0.9%
Albertson's, Inc.	1,378,200	41,979,972
CVS Corp.	1,510,200	46,212,120
		88,192,092
Food Products - 0.6%
Dean Foods Co. (a)	208,000	7,758,400
Fresh Del Monte Produce Inc.	184,400	4,610,000
Kellogg Co.	553,300	19,841,338
Kraft Foods, Inc. Class A	624,400	25,569,180
Tyson Foods, Inc. Class A	117,000	1,814,670
		59,593,588
Household Products - 1.5%
Colgate-Palmolive Co.	567,400	28,398,370
Kimberly-Clark Corp.	1,192,800	73,953,600
Procter & Gamble Co.	514,100	45,909,130
		148,261,100
Personal Products - 1.7%
Avon Products, Inc.	654,000	34,164,960
Gillette Co.	3,872,320	131,155,478
		165,320,438
Tobacco - 1.3%
Loews Corp. - Carolina Group	192,400	5,204,420
Philip Morris Companies, Inc.	2,794,900	122,081,232
		127,285,652
TOTAL CONSUMER STAPLES		632,422,470
ENERGY - 13.6%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	1,658,000	55,194,820
BJ Services Co. (a)	278,200	9,425,416
Noble Corp. (a)	277,400	10,707,640
Schlumberger Ltd. (NY Shares)	2,702,400	125,661,600
		200,989,476
Oil & Gas - 11.6%
Anadarko Petroleum Corp.	183,900	9,066,270
BP PLC sponsored ADR	3,128,242	157,944,939
Burlington Resources, Inc.	512,900	19,490,200
ChevronTexaco Corp.	976,471	86,417,684
Conoco, Inc.	3,142,815	87,370,257
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Devon Energy Corp.	293,965	$ 14,486,578
Exxon Mobil Corp.	8,805,436	360,318,438
Marathon Oil Corp.	534,600	14,498,352
Royal Dutch Petroleum Co. (NY Shares)	1,934,900	106,941,923
Sunoco, Inc.	536,600	19,119,058
TotalFinaElf SA:
Series B	448,000	72,486,399
sponsored ADR	2,183,396	176,636,736
Valero Energy Corp.	163,800	6,129,396
		1,130,906,230
TOTAL ENERGY		1,331,895,706
FINANCIALS - 28.3%
Banks - 9.8%
Bank of America Corp.	2,415,590	169,960,912
Bank of New York Co., Inc.	2,977,000	100,473,750
Bank One Corp.	2,440,438	93,908,054
Comerica, Inc.	1,208,800	74,220,320
FleetBoston Financial Corp.	1,924,100	62,244,635
Huntington Bancshares, Inc.	323,000	6,272,660
Mellon Financial Corp.	1,892,600	59,484,418
PNC Financial Services Group, Inc.	628,300	32,847,524
State Bank of India	56,000	275,645
U.S. Bancorp, Delaware	4,207,038	98,234,337
Wachovia Corp.	2,146,975	81,971,506
Wells Fargo & Co.	3,483,800	174,399,028
		954,292,789
Diversified Financials - 13.2%
American Express Co.	3,186,496	115,733,535
Charles Schwab Corp.	3,409,800	38,189,760
Citigroup, Inc.	7,517,820	291,315,512
Fannie Mae	4,374,400	322,612,000
Freddie Mac	747,100	45,722,520
Household International, Inc.	2,289,547	113,790,486
J.P. Morgan Chase & Co.	4,224,850	143,306,912
Lehman Brothers Holdings, Inc.	477,000	29,822,040
Merrill Lynch & Co., Inc.	1,636,900	66,294,450
Morgan Stanley	1,841,600	79,336,128
Nomura Holdings, Inc.	2,012,000	29,611,741
Washington Mutual Capital Trust unit (f)	339,000	17,776,313
		1,293,511,397
Insurance - 4.5%
ACE Ltd.	1,127,700	35,635,320
AFLAC, Inc.	764,300	24,457,600
Allstate Corp.	1,480,900	54,763,682
American International Group, Inc.	2,542,850	173,498,656

	Shares	Value (Note 1)
Hartford Financial Services Group, Inc.	1,440,000	$ 85,636,800
Marsh & McLennan Companies, Inc.	294,400	28,439,040
Prudential Financial, Inc.	304,200	10,148,112
Travelers Property Casualty Corp. Class A	1,815,000	32,125,500
		444,704,710
Real Estate - 0.8%
Crescent Real Estate Equities Co.	673,100	12,586,970
Equity Office Properties Trust	317,100	9,544,710
Equity Residential Properties Trust (SBI)	1,299,000	37,346,250
Public Storage, Inc.	609,700	22,619,870
		82,097,800
TOTAL FINANCIALS		2,774,606,696
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.	680,800	23,453,560
Health Care Providers & Services - 0.5%
IMS Health, Inc.	1,712,900	30,746,555
McKesson Corp.	673,300	22,016,910
		52,763,465
Pharmaceuticals - 4.5%
Abbott Laboratories	738,200	27,793,230
Bristol-Myers Squibb Co.	3,750,600	96,390,420
Eli Lilly & Co.	545,100	30,743,640
Johnson & Johnson	381,800	19,952,868
Merck & Co., Inc.	2,285,100	115,717,464
Pfizer, Inc.	1,003,700	35,129,500
Schering-Plough Corp.	2,046,030	50,332,338
Wyeth	1,169,400	59,873,280
		435,932,740
TOTAL HEALTH CARE		512,149,765
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.8%
Boeing Co.	1,051,800	47,331,000
Honeywell International, Inc.	2,282,825	80,423,925
Lockheed Martin Corp.	679,300	47,211,350
Northrop Grumman Corp.	191,500	23,937,500
United Technologies Corp.	1,082,500	73,501,750
		272,405,525
Airlines - 0.3%
AMR Corp. (a)	1,498,000	25,256,280
Building Products - 0.7%
Masco Corp.	2,346,800	63,621,748
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	508,400	31,902,100
Ceridian Corp. (a)	454,000	8,616,920
New England Business Service, Inc.	207,200	5,209,008
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc. (a)	1,330,200	$ 25,366,914
Viad Corp.	775,800	20,170,800
		91,265,742
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	1,863,700	37,236,726
Industrial Conglomerates - 2.5%
3M Co.	227,900	28,031,700
General Electric Co.	4,254,540	123,594,387
Hutchison Whampoa Ltd.	622,000	4,645,094
Textron, Inc.	857,500	40,216,750
Tyco International Ltd.	3,881,446	52,438,335
		248,926,266
Machinery - 2.7%
Caterpillar, Inc.	1,120,200	54,833,790
Deere & Co.	799,750	38,308,025
Eaton Corp.	428,300	31,158,825
Illinois Tool Works, Inc.	351,400	24,000,620
Ingersoll-Rand Co. Ltd. Class A	1,074,144	49,045,415
Kennametal, Inc.	168,490	6,166,734
Milacron, Inc.	138,530	1,406,080
Navistar International Corp.	387,600	12,403,200
Parker Hannifin Corp.	1,047,700	50,069,583
		267,392,272
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	2,818,600	84,558,000
Union Pacific Corp.	883,600	55,914,208
		140,472,208
TOTAL INDUSTRIALS		1,146,576,767
INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 0.4%
Lucent Technologies, Inc.	785,600	1,304,096
Motorola, Inc.	2,536,200	36,572,004
		37,876,100
Computers & Peripherals - 1.8%
Dell Computer Corp. (a)	1,843,500	48,189,090
Hewlett-Packard Co.	3,817,211	58,326,984
International Business Machines Corp.	793,700	57,146,400
NCR Corp. (a)	125,900	4,356,140
Sun Microsystems, Inc. (a)	1,159,000	5,806,590
		173,825,204
Electronic Equipment & Instruments - 1.2%
Arrow Electronics, Inc. (a)	799,100	16,581,325
Avnet, Inc.	1,317,330	28,968,087

	Shares	Value (Note 1)
PerkinElmer, Inc.	2,121,300	$ 23,440,365
Tektronix, Inc. (a)	1,421,700	26,600,007
Thermo Electron Corp.	1,539,600	25,403,400
		120,993,184
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	215,100	10,281,780
Electronic Data Systems Corp.	416,800	15,484,120
Unisys Corp. (a)	925,317	8,327,853
		34,093,753
Semiconductor Equipment & Products - 0.7%
Agere Systems, Inc. Class B (a)	1	2
Intel Corp.	2,298,200	41,988,114
Micron Technology, Inc. (a)	869,600	17,583,312
National Semiconductor Corp. (a)	440,975	12,863,241
		72,434,669
Software - 0.8%
Compuware Corp. (a)	1,300,882	7,896,354
Microsoft Corp. (a)	1,219,700	66,717,590
		74,613,944
TOTAL INFORMATION TECHNOLOGY		513,836,854
MATERIALS - 5.8%
Chemicals - 2.6%
Arch Chemicals, Inc.	352,800	8,714,160
Crompton Corp.	500,551	6,382,025
Dow Chemical Co.	1,112,300	38,240,874
E.I. du Pont de Nemours & Co.	969,849	43,061,296
Hercules Trust II unit	15,700	8,713,500
Hercules, Inc. (a)	649,700	7,536,520
LG Chemical Ltd.	152,000	5,496,258
Lyondell Chemical Co.	1,104,900	16,683,990
Millennium Chemicals, Inc.	853,650	11,993,783
Olin Corp.	13,900	307,885
PolyOne Corp.	1,076,100	12,106,125
PPG Industries, Inc.	161,500	9,996,850
Praxair, Inc.	1,203,612	68,569,776
Solutia, Inc.	2,067,100	14,511,042
		252,314,084
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	323,700	4,447,638
Smurfit-Stone Container Corp. (a)	1,242,900	19,165,518
		23,613,156
Metals & Mining - 2.3%
Alcan, Inc.	967,200	36,805,012
Alcoa, Inc.	1,890,516	62,670,605
Dofasco, Inc.	926,300	18,797,237
Newmont Mining Corp. Holding Co.	446,300	11,751,079
Nucor Corp.	352,800	22,946,112
Pechiney SA Series A	540,311	24,766,978
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp.	1,055,800	$ 43,498,960
Xstrata PLC (a)	432,700	5,630,754
		226,866,737
Paper & Forest Products - 0.7%
Georgia-Pacific Group	1,657,600	40,743,808
Weyerhaeuser Co.	381,500	24,358,775
		65,102,583
TOTAL MATERIALS		567,896,560
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.3%
AT&T Corp.	5,055,621	54,095,145
BellSouth Corp.	5,331,799	167,951,669
Qwest Communications International, Inc.	1,504,960	4,213,888
SBC Communications, Inc.	5,735,993	174,947,787
Verizon Communications, Inc.	3,022,202	121,341,410
		522,549,899
UTILITIES - 2.5%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	145,200	5,810,904
Cinergy Corp.	286,600	10,314,734
Dominion Resources, Inc.	408,200	27,022,840
DPL, Inc.	1,010,054	26,715,928
Entergy Corp.	1,943,800	82,494,872
FirstEnergy Corp.	857,700	28,630,026
Northeast Utilities	1,648,400	31,006,404
		211,995,708
Gas Utilities - 0.1%
Kinder Morgan Management LLC (a)	172,075	5,248,299
Multi-Utilities & Unregulated Power - 0.2%
SCANA Corp.	788,500	24,340,995
TOTAL UTILITIES		241,585,002
TOTAL COMMON STOCKS (Cost $8,260,675,201)		9,365,413,571
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
General Motors Corp. Series B, $1.313	412,200	10,774,908
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	388,400	9,030,300

	Shares	Value (Note 1)
Media - 0.1%
Cox Communications, Inc. $6.858 PRIZES	154,200	$ 3,828,786
MediaOne Group, Inc. (Vodafone Group PLC) $3.04 PIES	213,000	3,173,700
		7,002,486
TOTAL CONSUMER DISCRETIONARY		26,807,694
FINANCIALS - 0.6%
Diversified Financials - 0.4%
Equity Securities Trust I (Cablevision Systems Corp. - NY Group Class A) $2.3432	193,300	2,841,510
Ford Motor Co. Capital Trust II $3.25	461,500	25,967,682
Lucent Technologies Capital Trust I $77.50 (f)	11,600	5,483,633
		34,292,825
Insurance - 0.2%
ACE Ltd. $4.125 PRIDES	225,800	14,810,222
Prudential Financial, Inc. $3.375	65,500	3,762,451
Travelers Property Casualty Corp. $1.125	240,200	5,699,225
		24,271,898
TOTAL FINANCIALS		58,564,723
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. $4.13	177,700	11,772,625
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Lucent Technologies, Inc. $80.00 (f)	5,660	2,727,662
Motorola, Inc. $3.50	441,100	19,972,126
		22,699,788
IT Consulting & Services - 0.2%
Electronic Data Systems Corp. $3.81 PRIDES	475,600	17,692,320
TOTAL INFORMATION TECHNOLOGY		40,392,108
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Georgia-Pacific Group $3.75 PEPS	314,100	8,323,650
UTILITIES - 0.6%
Electric Utilities - 0.4%
Cinergy Corp. $4.75 PRIDES	159,300	9,311,085
FPL Group, Inc. $4.00	84,500	4,444,700
TXU Corp.:
$0.8125 PRIDES	398,400	10,724,928
$4.375	226,400	12,270,880
		36,751,593
Preferred Stocks - continued
	Shares	Value (Note 1)
Convertible Preferred Stocks - continued
UTILITIES - continued
Gas Utilities - 0.2%
El Paso Corp. $4.50	133,400	$ 6,843,420
NiSource, Inc. $3.875 PIES	299,300	12,626,719
Sempra Energy $2.125	292,100	6,753,644
		26,223,783
TOTAL UTILITIES		62,975,376
TOTAL CONVERTIBLE PREFERRED STOCKS		208,836,176
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc. Series M, $11.125	9,578	612,992
TOTAL PREFERRED STOCKS (Cost $241,117,629)		209,449,168
Corporate Bonds - 1.7%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	Ba2	$ 15,369,000	5,546,672
Media - 0.3%
Cox Communications, Inc. 0.4259% 4/19/20	Baa3	26,600,000	10,911,320
Liberty Media Corp.3.5% 1/15/31 (f)	Baa3	11,400,000	8,393,250
News America, Inc. liquid yield option note 0% 2/28/21 (f)	Baa3	22,670,000	10,838,527
			30,143,097
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (f)	B1	5,080,000	5,045,075
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	5,700,000	6,542,118
TOTAL CONSUMER DISCRETIONARY			47,276,962

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	$ 23,110,000	$ 10,783,126
JMH Finance Ltd. 4.75% 9/6/07 (f)	-	3,680,000	3,588,000
Navistar Financial Corp. 4.75% 4/1/09 (f)	Ba2	2,760,000	2,456,566
			16,827,692
Insurance - 0.0%
Loews Corp. 3.125% 9/15/07	A3	5,340,000	4,669,937
TOTAL FINANCIALS			21,497,629
INDUSTRIALS - 0.3%
Machinery - 0.3%
SPX Corp.:
liquid yield option note 0% 2/6/21 (f)	Ba3	19,570,000	13,041,448
0% 2/6/21	Ba3	4,620,000	3,078,768
Tyco International Group SA 0% 2/12/21	Ba2	13,860,000	9,511,425
			25,631,641
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Corning, Inc. 3.5% 11/1/08	Baa3	13,700,000	9,235,170
Computers & Peripherals - 0.0%
Quantum Corp. 7% 8/1/04	B2	7,730,000	7,188,900
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. 3% 12/1/21	Baa2	6,670,000	6,780,522
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	620,000	262,632
Sanmina-SCI Corp. 0% 9/12/20	Ba2	960,000	345,600
			7,388,754
TOTAL INFORMATION TECHNOLOGY			23,812,824
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 1/31/06 (f)	B-	6,790,000	10,311,294
TOTAL CONVERTIBLE BONDS			128,530,350
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Domino's, Inc. 10.375% 1/15/09	B2	$ 670,000	$ 720,250
Extended Stay America, Inc. 9.875% 6/15/11	B2	640,000	662,400
Park Place Entertainment Corp. 8.125% 5/15/11	Ba2	715,000	707,850
Penn National Gaming, Inc. 11.125% 3/1/08	B3	630,000	669,375
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	670,000	690,100
			3,449,975
Household Durables - 0.0%
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	420,000	352,800
D.R. Horton, Inc.:
8% 2/1/09	Ba1	310,000	305,350
10.5% 4/1/05	Ba1	425,000	450,500
			1,108,650
Media - 0.1%
CanWest Media, Inc. 10.625% 5/15/11	B2	785,000	785,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)	B2	310,000	111,600
10% 5/15/11	B2	805,000	539,350
Corus Entertainment, Inc. 8.75% 3/1/12	B1	790,000	801,850
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	925,000	925,000
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	720,000	730,800
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06 (d)	Caa1	670,000	509,200
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	445,000	382,700
Radio One, Inc. 8.875% 7/1/11	B3	870,000	870,000
Telewest PLC yankee 11% 10/1/07	Caa3	735,000	297,675
			5,953,175

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Specialty Retail - 0.0%
AutoNation, Inc. 9% 8/1/08	Ba2	$ 600,000	$ 618,000
United Auto Group, Inc. 9.625% 3/15/12 (f)	B3	525,000	530,250
			1,148,250
TOTAL CONSUMER DISCRETIONARY			11,660,050
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	640,000	660,800
Food & Drug Retailing - 0.0%
Rite Aid Corp. 12.5% 9/15/06	B-	775,000	720,750
Food Products - 0.0%
Corn Products International, Inc. 8.25% 7/15/07	Ba1	615,000	608,801
Dean Foods Co. 8.15% 8/1/07	B1	470,000	481,750
			1,090,551
Household Products - 0.1%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	720,000	738,000
10% 11/1/08	Ba3	490,000	565,950
			1,303,950
TOTAL CONSUMER STAPLES			3,776,051
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	620,000	644,800
Oil & Gas - 0.0%
Chesapeake Energy Corp. 8.125% 4/1/11	B1	700,000	691,250
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	535,000	526,975
			1,218,225
TOTAL ENERGY			1,863,025
FINANCIALS - 0.1%
Diversified Financials - 0.1%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	650,000	650,000
Delta Air Lines, Inc. pass thru trust certificate 7.779% 1/2/12	Baa2	670,000	677,102
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (f)	B3	$ 724,044	$ 658,880
Stone Container Finance Co. yankee 11.5% 8/15/06 (f)	B2	630,000	674,100
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Ba2	620,000	310,000
			2,970,082
Real Estate - 0.0%
Meditrust Corp. 7.82% 9/10/26	Ba3	735,000	731,325
TOTAL FINANCIALS			3,701,407
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Alderwoods Group, Inc. 11% 1/2/07	-	620,000	623,100
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	B2	910,000	946,400
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	620,000	626,200
Service Corp. International (SCI) 6.5% 3/15/08	B1	720,000	640,800
			2,836,500
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	40,000	37,200
TOTAL HEALTH CARE			2,873,700
INDUSTRIALS - 0.0%
Machinery - 0.0%
Joy Global, Inc. 8.75% 3/15/12	B2	610,000	622,200
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
ChipPAC International Ltd. 12.75% 8/1/09	B3	840,000	865,200
MATERIALS - 0.1%
Chemicals - 0.1%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	460,000	469,200
IMC Global, Inc. 10.875% 6/1/08	Ba1	735,000	793,800
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	775,000	740,125
			2,003,125

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	$ 600,000	$ 603,000
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	280,000	267,400
7.8% 5/15/18	B3	160,000	137,600
Riverwood International Corp.:
10.625% 8/1/07	B3	720,000	748,800
10.625% 8/1/07	B3	110,000	115,500
			1,872,300
Metals & Mining - 0.0%
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	990,000	1,014,750
Paper & Forest Products - 0.0%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	465,000	453,375
8.125% 5/15/11	Ba1	215,000	206,400
			659,775
TOTAL MATERIALS			5,549,950
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
NTL Communications Corp. 11.5% 10/1/08 (d)	Ca	990,000	297,000
Qwest Corp. 8.875% 3/15/12 (f)	Baa3	635,000	565,150
WorldCom, Inc.:
7.5% 5/15/11 (d)	Ca	710,000	117,150
7.875% 5/15/03 (d)	Ca	310,000	51,150
8.25% 5/15/31 (d)	Ca	555,000	91,575
			1,122,025
Wireless Telecommunication Services - 0.0%
American Tower Corp. 9.375% 2/1/09	Caa1	575,000	322,000
Crown Castle International Corp. 10.75% 8/1/11	B3	310,000	199,950
Echostar Broadband Corp. 10.375% 10/1/07	B1	950,000	912,000
Nextel Communications, Inc. 0% 10/31/07 (e)	B3	625,000	325,000
			1,758,950
TOTAL TELECOMMUNICATION SERVICES			2,880,975
UTILITIES - 0.0%
Electric Utilities - 0.0%
CMS Energy Corp. 8.5% 4/15/11	B3	795,000	556,500
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	$ 915,000	$ 896,700
6.25% 3/1/04	B3	375,000	360,000
			1,813,200
Multi-Utilities & Unregulated Power - 0.0%
Western Resources, Inc. 7.875% 5/1/07 (f)	Ba1	720,000	714,600
TOTAL UTILITIES			2,527,800
TOTAL NONCONVERTIBLE BONDS			36,320,358
TOTAL CORPORATE BONDS (Cost $172,637,516)			164,850,708
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Wyndham International, Inc. term loan 6.625% 6/30/06 (g)	-	600,000	528,000
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Suiza Foods Corp. Tranche B term loan 4.11% 7/15/08 (g)	Ba2	897,750	899,994
FINANCIALS - 0.0%
Diversified Financials - 0.0%
American Tower LP Tranche B term loan 4.97% 12/31/07 (g)	B2	750,000	652,500
Nextel Finance Co. Tranche D term loan 4.9375% 3/31/09 (g)	-	1,200,000	912,000
			1,564,500
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
Tranche B term loan 4.6723% 7/21/06 (g)	Ba3	775,751	773,812
Tranche C term loan 4.9311% 7/21/07 (g)	Ba3	930,939	928,611
			1,702,423
TOTAL FLOATING RATE LOANS (Cost $4,881,865)			4,694,917
Money Market Funds - 0.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.89% (c)	11,177,697	$ 11,177,697
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	14,456,625	14,456,625
TOTAL MONEY MARKET FUNDS (Cost $25,634,322)		25,634,322
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,704,946,533)		9,770,042,686
NET OTHER ASSETS - 0.2%		17,114,402
NET ASSETS - 100%	$ 9,787,157,088
Security Type Abbreviations
PEPS	-	Participating Equity Preferred Shares/Premium Exchangeable Participating Shares
PIERS	-	Preferred Income Equity Redeemable Security
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $92,344,941 or 0.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,510,670,983 and $1,164,291,825, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $73,214 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,694,917 or 0.0% of net assets.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $8,708,665,740. Net unrealized appreciation aggregated $1,061,376,946, of which $2,106,653,985 related to appreciated investment securities and $1,045,277,039 related to depreciated investment securities.

Equity-Income Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,675,661) (cost $8,704,946,533) - See accompanying schedule		$ 9,770,042,686
Cash		11,958
Foreign currency held at value (cost $200)		198
Receivable for investments sold		35,601,999
Receivable for fund shares sold		7,070,358
Dividends receivable		17,750,704
Interest receivable		2,244,685
Other receivables		40,168
Total assets		9,832,762,756
Liabilities
Payable for investments purchased Regular delivery	$ 16,907,067
Delayed delivery	925,000
Payable for fund shares redeemed	8,443,334
Accrued management fee	4,010,800
Distribution fees payable	145,352
Other payables and accrued expenses	717,490
Collateral on securities loaned, at value	14,456,625
Total liabilities		45,605,668
Net Assets		$ 9,787,157,088
Net Assets consist of:
Paid in capital		$ 8,595,892,693
Undistributed net investment income		77,542,291
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,620,125
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,065,101,979
Net Assets		$ 9,787,157,088
Initial Class: Net Asset Value, offering price and redemption price per share ($8,569,016,215 ÷ 417,582,197 shares)		$ 20.52
Service Class: Net Asset Value, offering price and redemption price per share ($880,092,883 ÷ 43,014,605 shares)		$ 20.46
Service Class 2: Net Asset Value, offering price and redemption price per share ($337,918,532 ÷ 16,592,882 shares)		$ 20.37
Service Class 2R: Net Asset Value, offering price and redemption price per share ($129,458 ÷ 6,357 shares)		$ 20.36

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 102,407,753
Interest		6,491,288
Security lending		190,960
Total income		109,090,001
Expenses
Management fee	$ 24,908,492
Transfer agent fees	3,507,697
Distribution fees	813,830
Accounting and security lending fees	448,784
Non-interested trustees' compensation	31,575
Custodian fees and expenses	87,648
Registration fees	10,324
Audit	35,207
Legal	37,082
Miscellaneous	198,845
Total expenses before reductions	30,079,484
Expense reductions	(554,066)	29,525,418
Net investment income (loss)		79,564,583
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	51,545,698
Foreign currency transactions	65,385
Total net realized gain (loss)		51,611,083
Change in net unrealized appreciation (depreciation) on: Investment securities	(783,218,534)
Assets and liabilities in foreign currencies	43,839
Total change in net unrealized appreciation (depreciation)		(783,174,695)
Net gain (loss)		(731,563,612)
Net increase (decrease) in net assets resulting from operations		$ (651,999,029)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 79,564,583	$ 151,358,391
Net realized gain (loss)	51,611,083	232,892,575
Change in net unrealized appreciation (depreciation)	(783,174,695)	(947,180,666)
Net increase (decrease) in net assets resulting from operations	(651,999,029)	(562,929,700)
Distributions to shareholders from net investment income	(162,342,476)	(175,168,717)
Distributions to shareholders from net realized gain	(222,300,466)	(493,630,239)
Total distributions	(384,642,942)	(668,798,956)
Share transactions - net increase (decrease)	505,499,160	906,134,648
Redemption fees	30	-
Total increase (decrease) in net assets	(531,142,781)	(325,594,008)
Net Assets
Beginning of period	10,318,299,869	10,643,893,877
End of period (including undistributed net investment income of $77,542,291 and undistributed net investment income of $152,099,880, respectively)	$ 9,787,157,088	$ 10,318,299,869
Other Information: Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	38,839,513	7,299,639	8,152,740	6,498
Reinvested	16,371,256	1,504,858	437,787	-
Redeemed	(44,578,974)	(2,665,564)	(2,006,840)	(141)
Net increase (decrease)	10,631,795	6,138,933	6,583,687	6,357

Dollars Sold	$ 861,698,545	$ 161,697,534	$ 177,998,130	$ 140,490
Reinvested	343,960,099	31,541,832	9,140,991	-
Redeemed	(979,524,003)	(57,803,093)	(43,348,367)	(2,998)
Net increase (decrease)	$ 226,134,641	$ 135,436,273	$ 143,790,754	$ 137,492

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	89,050,962	13,139,614	9,931,367	-
Reinvested	25,863,825	1,673,997	126,086	-
Redeemed	(98,534,150)	(2,882,957)	(1,618,683)	-
Net increase (decrease)	16,380,637	11,930,654	8,438,770	-

Dollars Sold	$ 2,064,705,585	$ 303,254,722	$ 225,467,799	$ -
Reinvested	625,387,269	40,376,818	3,034,869	-
Redeemed	(2,255,942,678)	(64,472,868)	(35,676,868)	-
Net increase (decrease)	$ 434,150,176	$ 279,158,672	$ 192,825,800	$ -

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 145,677,224	$ 12,920,750	$ 3,744,502	$ -
From net realized gain	198,282,881	18,621,082	5,396,503	-
Total	$ 343,960,105	$ 31,541,832	$ 9,141,005	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 164,164,158	$ 10,221,979	$ 782,580	$ -
From net realized gain	461,223,111	30,154,839	2,252,289	-
Total	$ 625,387,269	$ 40,376,818	$ 3,034,869	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03
Income from Investment Operations
Net investment income (loss) E	.17	.34	.40	.41	.38	.36
Net realized and unrealized gain (loss)	(1.55)	(1.51)	1.46	1.10	2.31	5.06
Total from investment operations	(1.38)	(1.17)	1.86	1.51	2.69	5.42
Distributions from net investment income	(.36)	(.42)	(.44) G	(.38)	(.34)	(.36)
Distributions from net realized gain	(.49)	(1.18)	(1.61) G	(.84)	(1.21)	(1.81)
Total distributions	(.85)	(1.60)	(2.05)	(1.22)	(1.55)	(2.17)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 20.52	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28
Total Return B, C, D	(6.15)%	(4.96)%	8.42%	6.33%	11.63%	28.11%
Ratios to Average Net Assets F
Expenses before expense reductions	.57% A	.58%	.56%	.57%	.58%	.58%
Expenses net of voluntary waivers, if any	.57% A	.58%	.56%	.57%	.58%	.58%
Expenses net of all reductions	.56% A	.57%	.55%	.56%	.57%	.57%
Net investment income (loss)	1.57% A	1.47%	1.68%	1.57%	1.58%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,569,016	$ 9,256,205	$ 9,969,086	$ 11,014,291	$ 11,409,912	$ 10,106,742
Portfolio turnover rate	23% A	24%	22%	27%	28%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G The amounts shown reflect certain reclassifications related to book to tax differences.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997 H
Net asset value, beginning of period	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27	$ 23.44
Income from Investment Operations
Net investment income (loss) E	.16	.31	.37	.38	.36	.05
Net realized and unrealized gain (loss)	(1.54)	(1.51)	1.46	1.11	2.31	.78
Total from investment operations	(1.38)	(1.20)	1.83	1.49	2.67	.83
Distributions from net investment income	(.34)	(.40)	(.43) G	(.38)	(.34)	-
Distributions from net realized gain	(.49)	(1.18)	(1.61) G	(.84)	(1.21)	-
Total distributions	(.83)	(1.58)	(2.04)	(1.22)	(1.55)	-
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 20.46	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Total Return B, C, D	(6.17)%	(5.09)%	8.30%	6.25%	11.54%	3.54%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.68%	.66%	.67%	.68%	.68% A
Expenses net of voluntary waivers, if any	.67% A	.68%	.66%	.67%	.68%	.68% A
Expenses net of all reductions	.66% A	.67%	.65%	.66%	.67%	.65% A
Net investment income (loss)	1.47% A	1.37%	1.58%	1.47%	1.51%	1.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 880,093	$ 836,017	$ 634,897	$ 437,332	$ 225,145	$ 5,328
Portfolio turnover rate	23% A	24%	22%	27%	28%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G The amounts shown reflect certain reclassifications related to book to tax differences. H For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 G
Net asset value, beginning of period	$ 22.59	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income (loss) E	.14	.27	.32
Net realized and unrealized gain (loss)	(1.53)	(1.50)	1.95
Total from investment operations	(1.39)	(1.23)	2.27
Distributions from net investment income	(.34)	(.41)	(.43) H
Distributions from net realized gain	(.49)	(1.18)	(1.61) H
Total distributions	(.83)	(1.59)	(2.04)
Redemption fees added to paid in capital E	-	-	-
Net asset value, end of period	$ 20.37	$ 22.59	$ 25.41
Total Return B, C, D	(6.24)%	(5.23)%	10.19%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.84%	.83% A
Expenses net of voluntary waivers, if any	.83% A	.84%	.83% A
Expenses net of all reductions	.82% A	.83%	.82% A
Net investment income (loss)	1.31% A	1.21%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 337,919	$ 226,078	$ 39,911
Portfolio turnover rate	23% A	24%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. H The amounts shown reflect certain reclassifications related to book to tax differences.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002
Selected Per-Share Data	(Unaudited) G
Net asset value, beginning of period	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(1.51)
Total from investment operations	(1.46)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 20.36
Total Return B, C, D	(6.69)%
Ratios to Average Net Assets F
Expenses before expense reductions	.84% A
Expenses net of voluntary waivers, if any	.84% A
Expenses net of all reductions	.83% A
Net investment income (loss)	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129
Portfolio turnover rate	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period April 24, 2002 (commencement of sales of shares) to June 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Growth Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Growth - Service Class 2	-26.61%	4.06%	11.69%
Russell 3000® Growth Index	-26.39%	-0.50%	8.59%
Variable Annuity Growth Funds Average	-21.57%	2.43%	10.16%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Portfolio - Service Class 2 on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $30,223 - a 202.23% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,804 - a 128.04% increase.

The LipperSM variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year, five year, and 10 year average annual total returns for the variable annuity large-cap core funds average were -19.09%, 1.96%, and 9.62%, respectively. The one year, five year, and 10 year average annual total returns for the variable annuity large-cap supergroup average were -20.84%, 2.01%, and 9.74%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Jennifer Uhrig,
Portfolio Manager of
Growth Portfolio

Q. How did the fund perform, Jennifer?

A. For the six months that ended June 30, 2002, the fund slightly outperformed the Russell 3000 Growth Index, which returned -20.54%. The fund trailed the variable annuity growth funds average, which returned -15.38% according to Lipper Inc. For the 12 months that ended June 30, 2002, the fund performed in line with the Russell 3000 Growth Index, which returned -26.39%, and trailed the variable annuity growth funds average, which returned -21.57%.

Q. What key factors influenced the fund's performance during the six-month period?

A. The fund was hurt by its exposure to the technology sector, particularly relative to its average Lipper peer. Technology stocks were hit hard by the events of September 11th, and I responded to this weakness by adding to the sector, especially in the semiconductor area. Initially, this strategy worked well as the group recovered from its oversold levels and the economy appeared to show signs of improvement. However, later in the period the stocks sold off as end-demand failed to materialize. Thus, while the fund benefited from good stock picking within the technology group, the higher exposure to tech overall hurt. Relative to its index, the fund benefited from good stock picking within the tech sector, as well as an emphasis on consumer nondurable stocks. Several holdings in the biotechnology and telecommunications groups detracted from performance.

Q. How did you play the technology sector during the period?

A. During the "bubble" years of the late-1990s, many technology companies ramped up production in an effort to keep pace with huge demand from customers. When demand levels dropped, these same companies were unable to cut production fast enough and, consequently, found themselves with significant excess inventories. This meant they were forced to produce below-end-demand levels in order to reduce these excess supplies. During the past six months, many companies reached a better inventory/demand balance and actually increased production to match end-demand. This helped not only semiconductor producers but also the companies that supply them with new machines for manufacturing, including Applied Materials and KLA-Tencor. These stocks performed well for the fund, but this encouraging trend proved to be short-lived as end-demand failed to accelerate.

Q. Consumer-oriented stocks held up fairly well during the period. Why, and how did the fund take advantage?

A. In periods of economic weakness, companies that produce basic goods such as soda, laundry detergent and cigarettes, tend to outperform. These companies are typically resilient to economic downturns since their products are not expensive, and people tend to regard them as essentials. If you're worried about your job, for example, you might forego the new car but you're probably going to keep washing your clothes. In addition, these companies have historically generated free cash flow, which provided investors some comfort, particularly in light of the Enron bankruptcy. As a result, the fund benefited from holdings in Coca-Cola, Procter & Gamble and Philip Morris.

Q. Did you pursue any other specific themes?

A. I increased the fund's exposure to defense stocks during the period, mostly due to the fact that the defense budget was on the rise and we had bipartisan political support in favor of strengthening the defense industry. Some of the names I added to included Lockheed Martin, Northrop Grumman and General Dynamics, all of which performed very well during the period.

Q. Which other stocks performed well? Which ones were disappointments?

A. American Express performed well as the company - which is sensitive to both consumer spending and travel - bounced back nicely after September 11th. Another good stock was toy maker Mattel, which benefited from a new management approach and a more balanced product line. The company isn't just about Barbie dolls anymore. On the negative side, the fund's investments in biotech stocks such as Elan and Millennium Pharmaceuticals detracted, as did an ill-timed investment in telecom giant Qwest Communications.

Q. What's your outlook, Jennifer?

A. The most important thing I'll be looking for is a rotation back into capital goods, namely technology. I think we'll eventually see a recovery in corporate profits - stimulated by consumer spending - that could result in increased orders for production equipment. As I see it, the biggest risk in the market right now is the possibility that consumer spending will run out of gas without stimulating a recovery on the capital goods side. If this happens, the economy could slow down again.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in stocks with above-average growth potential

Start date: October 9, 1986

Size: as of June 30, 2002, more than $10.3 billion

Manager: Jennifer Uhrig, since 1997; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	6.2
Pfizer, Inc.	5.3
Wal-Mart Stores, Inc.	3.1
Intel Corp.	2.7
American International Group, Inc.	2.5
19.8
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Information Technology	28.1
Health Care	20.2
Consumer Discretionary	15.3
Industrials	11.6
Financials	10.0
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks	99.7%
Short-Term Investments and Net Other Assets	0.3%

* Foreign investments	4.9%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.3%
Automobiles - 0.1%
Nissan Motor Co. Ltd.	1,890,000	$ 13,117,866
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc. (a)	1,212,450	38,495,288
Harrah's Entertainment, Inc. (a)	589,300	26,135,455
Wendys International, Inc.	703,000	28,000,490
Yum! Brands, Inc. (a)	1,340,700	39,215,475
		131,846,708
Household Durables - 1.6%
Black & Decker Corp.	874,140	42,133,548
Leggett & Platt, Inc.	1,172,400	27,434,160
Maytag Corp.	499,070	21,285,336
Nintendo Co. Ltd.	93,600	13,814,776
Pulte Homes, Inc.	481,400	27,670,872
Sony Corp.	227,400	12,074,940
Whirlpool Corp.	355,100	23,209,336
		167,622,968
Leisure Equipment & Products - 1.0%
Brunswick Corp.	851,300	23,836,400
Mattel, Inc.	3,595,400	75,791,032
		99,627,432
Media - 3.4%
AOL Time Warner, Inc. (a)	3,938,052	57,928,745
Charter Communications, Inc. Class A (a)	3,423,500	13,967,880
Comcast Corp. Class A (special) (a)	871,500	20,776,560
Cox Communications, Inc. Class A (a)	1,034,800	28,508,740
E.W. Scripps Co. Class A	485,000	37,345,000
Interpublic Group of Companies, Inc.	1,392,900	34,488,204
Lamar Advertising Co. Class A (a)	1,609,700	59,896,937
Viacom, Inc. Class B (non-vtg.) (a)	2,093,625	92,894,141
		345,806,207
Multiline Retail - 4.4%
Family Dollar Stores, Inc.	1,154,600	40,699,650
Kohls Corp. (a)	1,035,400	72,560,832
Saks, Inc. (a)	1,993,100	25,591,404
Wal-Mart Stores, Inc.	5,811,800	319,707,118
		458,559,004
Specialty Retail - 3.5%
AutoZone, Inc. (a)	435,000	33,625,500
Gap, Inc.	1,484,000	21,072,800
Home Depot, Inc.	4,490,200	164,925,046
Limited Brands, Inc.	1,043,500	22,226,550
Lowe's Companies, Inc.	2,657,330	120,642,782
		362,492,678
TOTAL CONSUMER DISCRETIONARY		1,579,072,863

	Shares	Value (Note 1)
CONSUMER STAPLES - 8.2%
Beverages - 3.9%
Coca-Cola Enterprises, Inc.	1,089,500	$ 24,056,160
Pepsi Bottling Group, Inc.	1,268,200	39,060,560
PepsiCo, Inc.	1,747,580	84,233,356
The Coca-Cola Co.	4,554,700	255,063,200
		402,413,276
Food & Drug Retailing - 0.5%
CVS Corp.	1,532,200	46,885,320
Food Products - 0.4%
Kraft Foods, Inc. Class A	1,071,300	43,869,735
The J.M. Smucker Co.	15,971	545,090
		44,414,825
Household Products - 1.1%
Colgate-Palmolive Co.	617,100	30,885,855
Procter & Gamble Co.	919,560	82,116,708
		113,002,563
Personal Products - 0.9%
Gillette Co.	2,632,600	89,166,162
Tobacco - 1.4%
Loews Corp. - Carolina Group	961,300	26,003,165
Philip Morris Companies, Inc.	2,782,900	121,557,072
		147,560,237
TOTAL CONSUMER STAPLES		843,442,383
ENERGY - 4.3%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	1,192,370	39,693,997
BJ Services Co. (a)	1,200,360	40,668,197
Cooper Cameron Corp. (a)	425,100	20,583,342
ENSCO International, Inc.	438,900	11,964,414
Global Industries Ltd. (a)	2,926,465	20,455,990
Grant Prideco, Inc. (a)	255,200	3,470,720
Nabors Industries Ltd. (a)	811,410	28,642,773
National-Oilwell, Inc. (a)	1,114,600	23,462,330
Noble Corp. (a)	620,200	23,939,720
Schlumberger Ltd. (NY Shares)	1,137,800	52,907,700
Smith International, Inc. (a)	443,650	30,252,494
Tidewater, Inc.	765,200	25,190,384
Transocean, Inc.	915,900	28,530,285
Varco International, Inc. (a)	1,266,100	22,207,394
Weatherford International Ltd. (a)	1,042,440	45,033,408
		417,003,148
Oil & Gas - 0.3%
Noble Energy, Inc.	453,600	16,352,280
YUKOS Corp. sponsored ADR	75,200	10,452,800
		26,805,080
TOTAL ENERGY		443,808,228
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 10.0%
Banks - 0.7%
Bank One Corp.	1,714,990	$ 65,992,815
Fifth Third Bancorp	176,900	11,790,385
		77,783,200
Diversified Financials - 4.9%
American Express Co.	2,785,900	101,183,888
Charles Schwab Corp.	4,263,750	47,754,000
Citigroup, Inc.	2,288,710	88,687,513
Fannie Mae	464,700	34,271,625
Freddie Mac	623,500	38,158,200
Goldman Sachs Group, Inc.	589,800	43,261,830
Lehman Brothers Holdings, Inc.	369,400	23,094,888
Merrill Lynch & Co., Inc.	1,331,700	53,933,850
Morgan Stanley	1,392,800	60,001,824
Nomura Holdings, Inc.	983,000	14,467,367
		504,814,985
Insurance - 4.4%
ACE Ltd.	1,202,200	37,989,520
AFLAC, Inc.	1,611,420	51,565,440
Allstate Corp.	743,100	27,479,838
American International Group, Inc.	3,830,666	261,366,341
Hartford Financial Services Group, Inc.	565,200	33,612,444
Prudential Financial, Inc.	1,273,600	42,487,296
		454,500,879
TOTAL FINANCIALS		1,037,099,064
HEALTH CARE - 20.2%
Biotechnology - 1.2%
Alkermes, Inc. (a)	772,100	12,361,321
Cambridge Antibody Technology Group PLC (a)	1,012,375	16,050,849
Cephalon, Inc. (a)	541,900	24,493,880
Geneprot, Inc. (c)	826,000	9,086,000
Gilead Sciences, Inc. (a)	984,800	32,380,224
ImClone Systems, Inc. (a)	370,047	3,217,559
Millennium Pharmaceuticals, Inc. (a)	1,863,880	22,646,142
Protein Design Labs, Inc. (a)	244,200	2,652,012
		122,887,987
Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	1,406,900	62,536,705
Boston Scientific Corp. (a)	2,202,800	64,586,096
Medtronic, Inc.	3,133,100	134,253,335
St. Jude Medical, Inc. (a)	426,900	31,526,565
Zimmer Holdings, Inc. (a)	949,475	33,858,279
		326,760,980

	Shares	Value (Note 1)
Health Care Providers & Services - 1.5%
McKesson Corp.	2,797,300	$ 91,471,710
Tenet Healthcare Corp. (a)	570,200	40,797,810
UnitedHealth Group, Inc.	278,700	25,514,985
		157,784,505
Pharmaceuticals - 14.4%
Abbott Laboratories	1,956,000	73,643,400
Barr Laboratories, Inc. (a)	70,200	4,459,806
Bristol-Myers Squibb Co.	3,224,600	82,872,220
Elan Corp. PLC sponsored ADR (a)	3,888,350	21,269,275
Eli Lilly & Co.	739,000	41,679,600
Johnson & Johnson	3,849,100	201,153,966
Merck & Co., Inc.	4,324,360	218,985,590
Pfizer, Inc.	15,540,985	543,934,475
Pharmacia Corp.	1,364,300	51,093,035
Schering-Plough Corp.	2,295,400	56,466,840
Wyeth	3,691,300	188,994,560
		1,484,552,767
TOTAL HEALTH CARE		2,091,986,239
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.5%
Boeing Co.	867,190	39,023,550
General Dynamics Corp.	174,100	18,515,535
Lockheed Martin Corp.	1,961,330	136,312,435
Northrop Grumman Corp.	346,400	43,300,000
Precision Castparts Corp.	681,400	22,486,200
		259,637,720
Airlines - 1.6%
AMR Corp. (a)	2,610,600	44,014,716
Continental Airlines, Inc. Class B (a)	1,268,200	20,012,196
Delta Air Lines, Inc.	2,615,500	52,310,000
Northwest Airlines Corp. (a)	1,771,684	21,366,509
UAL Corp.	2,473,600	28,297,984
		166,001,405
Building Products - 0.1%
Masco Corp.	481,600	13,056,176
Commercial Services & Supplies - 3.5%
Automatic Data Processing, Inc.	1,615,400	70,350,670
Cintas Corp.	583,800	28,857,234
Concord EFS, Inc. (a)	2,969,000	89,485,660
First Data Corp.	2,533,600	94,249,920
Herman Miller, Inc.	741,156	15,045,467
Hewitt Associates, Inc. Class A	14,800	344,840
Paychex, Inc.	916,100	28,664,769
Robert Half International, Inc. (a)	964,600	22,475,180
ServiceMaster Co.	1,034,900	14,198,828
		363,672,568
Construction & Engineering - 0.4%
Fluor Corp.	880,410	34,291,970
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Energizer Holdings, Inc. (a)	481,700	$ 13,208,214
Industrial Conglomerates - 3.4%
3M Co.	168,300	20,700,900
General Electric Co.	8,017,640	232,912,442
Tyco International Ltd.	6,680,500	90,253,555
		343,866,897
TOTAL INDUSTRIALS		1,193,734,950
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 2.5%
Brocade Communications System, Inc. (a)	1,278,600	22,349,928
Cisco Systems, Inc. (a)	11,493,320	160,331,814
Emulex Corp. (a)	149,500	3,365,245
Harris Corp.	459,800	16,663,152
Motorola, Inc.	3,938,500	56,793,170
		259,503,309
Computers & Peripherals - 2.9%
Dell Computer Corp. (a)	5,178,700	135,371,218
EMC Corp. (a)	5,431,100	41,004,805
International Business Machines Corp.	721,970	51,981,840
Network Appliance, Inc. (a)	2,753,600	34,254,784
Sun Microsystems, Inc. (a)	8,450,200	42,335,502
		304,948,149
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	2,515,160	59,483,534
Amphenol Corp. Class A (a)	680,900	24,512,400
AU Optronics Corp. sponsored ADR	1,330,400	11,055,624
PerkinElmer, Inc.	1,001,000	11,061,050
Sanmina-SCI Corp. (a)	2,524,700	15,930,857
Waters Corp. (a)	1,080,400	28,846,680
		150,890,145
Internet Software & Services - 0.8%
Overture Services, Inc. (a)	1,149,471	28,713,786
Yahoo!, Inc. (a)	3,537,300	52,210,548
		80,924,334
Semiconductor Equipment & Products - 11.5%
Advanced Micro Devices, Inc. (a)	4,868,200	47,318,904
Agere Systems, Inc.:
Class A (a)	11,303,645	15,825,103
Class B (a)	1,780,509	2,670,764
Altera Corp. (a)	1,658,580	22,556,688
Analog Devices, Inc. (a)	2,119,200	62,940,240
Applied Materials, Inc. (a)	1,968,700	37,444,674
ASML Holding NV (NY Shares) (a)	4,140,287	62,601,139
California Micro Devices Corp. (a)	2,689	13,660
Chartered Semiconductor Manufacturing Ltd. ADR (a)	2,142,600	42,873,426

	Shares	Value (Note 1)
Integrated Circuit Systems, Inc. (a)	1,287,800	$ 26,000,682
Integrated Device Technology, Inc. (a)	1,134,500	20,579,830
Intel Corp.	15,409,700	281,535,219
Intersil Corp. Class A (a)	2,454,856	52,484,821
KLA-Tencor Corp. (a)	1,227,720	54,007,403
LAM Research Corp. (a)	1,874,200	33,698,116
Lattice Semiconductor Corp. (a)	1,380,800	12,068,192
Micron Technology, Inc. (a)	2,756,300	55,732,386
National Semiconductor Corp. (a)	1,323,700	38,612,329
Novellus Systems, Inc. (a)	820,200	27,886,800
NVIDIA Corp. (a)	970,380	16,671,128
PMC-Sierra, Inc. (a)	766,900	7,109,163
QLogic Corp. (a)	524,437	19,981,050
Semtech Corp. (a)	861,900	23,012,730
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,238,532	42,100,916
Teradyne, Inc. (a)	1,811,200	42,563,200
Texas Instruments, Inc.	3,744,450	88,743,465
United Microelectronics Corp. sponsored ADR	4,689,300	34,466,355
Vitesse Semiconductor Corp. (a)	2,013,700	6,262,607
Xilinx, Inc. (a)	712,900	15,990,347
		1,193,751,337
Software - 8.9%
Compuware Corp. (a)	2,381,904	14,458,157
Electronic Arts, Inc. (a)	841,384	55,573,413
Microsoft Corp. (a)	11,765,623	643,579,576
Network Associates, Inc. (a)	516,900	9,960,663
Oracle Corp. (a)	6,305,370	59,711,854
Red Hat, Inc. (a)	3,011,979	17,680,317
Symantec Corp. (a)	448,200	14,723,370
Synopsys, Inc. (a)	1,362,181	74,661,141
VERITAS Software Corp. (a)	1,432,431	28,347,809
		918,696,300
TOTAL INFORMATION TECHNOLOGY		2,908,713,574
MATERIALS - 0.8%
Chemicals - 0.5%
Lyondell Chemical Co.	3,010,600	45,460,060
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,019,300	14,005,182
Metals & Mining - 0.2%
Arch Coal, Inc.	486,200	11,041,602
Massey Energy Corp.	805,400	10,228,580
		21,270,182
TOTAL MATERIALS		80,735,424
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T Corp.	1,938,400	$ 20,740,880
KT Corp. sponsored ADR	1,090,400	23,607,160
Qwest Communications International, Inc.	8,967,600	25,109,280
TeraBeam Networks (c)	60,800	15,200
Time Warner Telecom, Inc. Class A (a)	1,451,100	2,437,848
		71,910,368
Wireless Telecommunication Services - 0.2%
SK Telecom Co. Ltd. sponsored ADR	554,500	13,746,055
Vodafone Group PLC	7,006,011	9,563,211
		23,309,266
TOTAL TELECOMMUNICATION SERVICES		95,219,634
UTILITIES - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	5,891,100	31,929,762
TOTAL COMMON STOCKS (Cost $10,487,678,636)		10,305,742,121
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c) (Cost $1,528,257)	88,646	88,646
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 1.89% (b)	81,749,496	81,749,496
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	119,264,882	119,264,882
TOTAL MONEY MARKET FUNDS (Cost $201,014,378)		201,014,378
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $10,690,221,271)	10,506,845,145
NET OTHER ASSETS - (1.7)%	(174,017,513)
NET ASSETS - 100%	$10,332,827,632
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 1,528,257
Geneprot, Inc.	7/7/00	$ 4,543,000
TeraBeam Networks	4/7/00	$ 228,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $5,936,005,943 and $6,333,830,032, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $3,701,217, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $545,069 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,189,846 or 0.1% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were out-standing amounted to $28,209,396. The weighted average interest rate was 1.87%. At period end there were no interfund loans outstanding.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $10,861,681,460. Net unrealized depreciation aggregated $354,836,315, of which $1,466,729,472 related to appreciated investment securities and $1,821,565,787 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $2,090,079,000 all of which will expire on December 31, 2009.

Growth Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $108,824,652) (cost $10,690,221,271) - See accompanying schedule		$ 10,506,845,145
Foreign currency held at value (cost $157,766)		158,031
Receivable for investments sold		95,307,830
Receivable for fund shares sold		4,195,312
Dividends receivable		8,007,220
Interest receivable		43,598
Other receivables		956,304
Total assets		10,615,513,440
Liabilities
Payable to custodian bank	$ 46,936
Payable for investments purchased	141,047,488
Payable for fund shares redeemed	16,519,086
Accrued management fee	5,245,265
Distribution fees payable	162,140
Other payables and accrued expenses	400,011
Collateral on securities loaned, at value	119,264,882
Total liabilities		282,685,808
Net Assets		$ 10,332,827,632
Net Assets consist of:
Paid in capital		$ 13,307,463,937
Undistributed net investment income		1,561,051
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,792,829,327)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(183,368,029)
Net Assets		$ 10,332,827,632
Initial Class: Net Asset Value, offering price and redemption price per share ($8,789,519,602 ÷ 324,545,627 shares)		$ 27.08
Service Class: Net Asset Value, offering price and redemption price per share ($1,323,866,965 ÷ 49,052,884 shares)		$ 26.99
Service Class 2: Net Asset Value, offering price and redemption price per share ($219,354,581 ÷ 8,168,279 shares)		$ 26.85
Service Class 2R: Net Asset Value, offering price and redemption price per share ($86,484 ÷ 3,221 shares)		$ 26.85

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 41,401,167
Interest		470,065
Security lending		553,750
Total income		42,424,982
Expenses
Management fee	$ 35,830,483
Transfer agent fees	4,102,192
Distribution fees	1,052,014
Accounting and security lending fees	501,973
Non-interested trustees' compensation	37,513
Custodian fees and expenses	117,397
Registration fees	5,778
Audit	38,323
Legal	60,446
Interest	65,740
Miscellaneous	245,588
Total expenses before reductions	42,057,447
Expense reductions	(2,995,610)	39,061,837
Net investment income (loss)		3,363,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(621,641,228)
Foreign currency transactions	160,005
Total net realized gain (loss)		(621,481,223)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,897,711,900)
Assets and liabilities in foreign currencies	(6,161)
Total change in net unrealized appreciation (depreciation)		(1,897,718,061)
Net gain (loss)		(2,519,199,284)
Net increase (decrease) in net assets resulting from operations		$ (2,515,836,139)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,363,145	$ 25,955,845
Net realized gain (loss)	(621,481,223)	(2,008,980,783)
Change in net unrealized appreciation (depreciation)	(1,897,718,061)	(1,103,298,763)
Net increase (decrease) in net assets resulting from operations	(2,515,836,139)	(3,086,323,701)
Distributions to shareholders from net investment income	(25,839,894)	(10,651,148)
Distributions to shareholders from net realized gain	-	(1,124,534,087)
Total distributions	(25,839,894)	(1,135,185,235)
Share transactions - net increase (decrease)	(431,389,021)	105,985,623
Total increase (decrease) in net assets	(2,973,065,054)	(4,115,523,313)
Net Assets
Beginning of period	13,305,892,686	17,421,415,999
End of period (including undistributed net investment income of $1,561,051 and undistributed net investment income of $24,523,436, respectively)	$ 10,332,827,632	$ 13,305,892,686
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2	Service Class 2R A
Sold	14,326,418	4,566,332	3,843,134	3,221
Reinvested	745,326	62,377	7,951	-
Redeemed	(31,450,879)	(5,032,053)	(1,426,025)	-
Net increase (decrease)	(16,379,135)	(403,344)	2,425,060	3,221
Dollar s
Sold	$ 458,501,180	$ 145,619,022	$ 120,625,461	$ 100,000
Reinvested	23,619,367	1,970,483	250,044	-
Redeemed	(981,230,058)	(155,660,915)	(45,183,605)	-
Net increase (decrease)	$ (499,109,511)	$ (8,071,410)	$ 75,691,900	$ 100,000

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2	Service Class 2R A
Sold	39,041,869	13,312,909	5,569,506	-
Reinvested	24,560,455	3,016,784	119,736	-
Redeemed	(78,112,878)	(9,325,901)	(1,260,574)	-
Net increase (decrease)	(14,510,554)	7,003,792	4,428,668	-
Dollars
Sold	$ 1,384,695,642	$ 479,702,662	$ 192,198,699	-
Reinvested	1,006,978,664	123,326,141	4,880,430	-
Redeemed	(2,719,903,391)	(324,004,271)	(41,888,953)	-
Net increase (decrease)	$ (328,229,085)	$ 279,024,532	$ 155,190,176	-

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 23,619,367	$ 1,970,483	$ 250,044	$ -
From net realized gain	-	-	-	-
Total	$ 23,619,367	$ 1,970,483	$ 250,044	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 10,599,775	$ -	$ 51,373	$ -
From net realized gain	996,378,889	123,326,141	4,829,057	-
Total	$ 1,006,978,664	$ 123,326,141	$ 4,880,430	$ -

A Commencement of sale of shares April 24, 2002.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14
Income from Investment Operations
Net investment income (loss) E	.01	.07	.03	.07	.08	.20
Net realized and unrealized gain (loss)	(6.47)	(7.27)	(5.27)	15.10	12.85	6.91
Total from investment operations	(6.46)	(7.20)	(5.24)	15.17	12.93	7.11
Distributions from net investment income	(.07)	(.03)	(.06)	(.08)	(.19)	(.21)
Distributions from net realized gain	-	(2.82)	(5.97)	(5.03)	(4.97)	(.94)
Total distributions	(.07)	(2.85)	(6.03)	(5.11)	(5.16)	(1.15)
Net asset value, end of period	$ 27.08	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10
Total Return B, C, D	(19.25)%	(17.67)%	(10.96)%	37.44%	39.49%	23.48%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.68%	.65%	.66%	.68%	.69%
Expenses net of voluntary waivers, if any	.67% A	.68%	.65%	.66%	.68%	.69%
Expenses net of all reductions	.62% A	.65%	.64%	.65%	.66%	.67%
Net investment income (loss)	.07% A	.19%	.07%	.14%	.21%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,789,520	$ 11,458,659	$ 15,517,271	$ 17,142,411	$ 11,243,824	$ 7,727,132
Portfolio turnover rate	97% A	105%	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09	$ 36.92
Income from Investment Operations
Net investment income (loss) E	-	.03	(.02)	.02	.06	.03
Net realized and unrealized gain (loss)	(6.45)	(7.24)	(5.25)	15.07	12.83	.14
Total from investment operations	(6.45)	(7.21)	(5.27)	15.09	12.89	.17
Distributions from net investment income	(.04)	-	(.05)	(.08)	(.19)	-
Distributions from net realized gain	-	(2.82)	(5.97)	(5.03)	(4.97)	-
Total distributions	(.04)	(2.82)	(6.02)	(5.11)	(5.16)	-
Net asset value, end of period	$ 26.99	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Total Return B, C, D	(19.28)%	(17.74)%	(11.05)%	37.29%	39.38%	.46%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A	.78%	.76%	.77%	.80%	.79% A
Expenses net of voluntary waivers, if any	.78% A	.78%	.76%	.77%	.80%	.79% A
Expenses net of all reductions	.73% A	.75%	.74%	.75%	.75%	.77% A
Net investment income (loss)	(.03)% A	.09%	(.04)%	.04%	.15%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,323,867	$ 1,655,758	$ 1,847,051	$ 916,330	$ 136,142	$ 2,015
Portfolio turnover rate	97% A	105%	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 33.34	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	(.09)
Net realized and unrealized gain (loss)	(6.42)	(7.22)	(3.86)
Total from investment operations	(6.45)	(7.24)	(3.95)
Distributions from net investment income	(.04)	(.03)	(.05)
Distributions from net realized gain	-	(2.82)	(5.97)
Total distributions	(.04)	(2.85)	(6.02)
Net asset value, end of period	$ 26.85	$ 33.34	$ 43.43
Total Return B, C, D	(19.36)%	(17.87)%	(8.88)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.93%	.91% A
Expenses net of voluntary waivers, if any	.94% A	.93%	.91% A
Expenses net of all reductions	.89% A	.90%	.90% A
Net investment income (loss)	(.19)% A	(.06)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,355	$ 191,475	$ 57,095
Portfolio turnover rate	97% A	105%	103%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 31.05
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	(4.19)
Total from investment operations	(4.20)
Net asset value, end of period	$ 26.85
Total Return B, C, D	(13.53)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A
Expenses net of voluntary waivers, if any	.94% A
Expenses net of all reductions	.89% A
Net investment income (loss)	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86
Portfolio turnover rate	97% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Fidelity Variable Insurance Products: High Income Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: High Income - Service Class 2	-9.46%	-6.07%	3.14%
ML High Yield Master II	-4.36%	1.14%	6.28%
Variable Annuity High Current Yield Funds Average	-3.78%	-0.10%	5.32%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity high current yield funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 79 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

This fund includes high yielding, lower rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: High Income Portfolio - Service Class 2 on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $13,620 - a 36.20% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,384 - an 83.84% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Mark Notkin, Portfolio Manager of Fidelity VIP High Income Portfolio

Q. How did the fund perform, Mark?

A. For the six-month period that ended June 30, 2002, the fund surpassed the performance of its benchmark, the Merrill Lynch High Yield Master II Index, which returned -5.37%. However, the fund fell short of the -3.54% return of its peers, as measured by the Lipper Inc. variable annuity high current yield funds average. For the 12-month period that ended June 30, 2002, the fund underperformed both the Merrill Lynch index, which lost 4.36%, and the Lipper average, which declined 3.78%.

Q. Why did the fund's six-month performance beat the Merrill Lynch index but lag the Lipper peer group?

A. Most of the fund's outperformance relative to its benchmark came from owning less of certain poor-performing telecommunications securities, such as WorldCom and Qwest Communications. Both of these companies were hit hard by revelations of improper accounting practices. My decision to underweight these particular investments, along with strong security selection in the cable television sector, helped us beat the Merrill Lynch index. Despite picking good telecommunications and cable credits, however, the fund remained somewhat overweighted in those sectors - a decision that hurt performance relative to the fund's Lipper peer group.

Q. What was your overall management strategy, given the challenging environment for high-yield investing?

A. Managing the fund's risk was my primary goal, and I was fairly comfortable with the way the portfolio was positioned. Throughout the period, I kept sector weightings within a reasonable margin of the Merrill Lynch index, as I believed that future outperformance would be driven by superior security selection. Another way I sought to reduce risk was to continue to increase the fund's overall credit quality.

Q. What were some of the securities that most helped fund results?

A. Investments in the publishing and printing sector were helpful. A position in American Color Graphics, one of the largest commercial offset printers in the U.S., especially helped. Nervous high-yield investors have recently been seeking solid, stable issuers. With a strong balance sheet and solid business fundamentals, American Color Graphics fit the bill and performed well. So did fund holdings in a couple of mining companies, Phelps Dodge and Freeport-McMoRan, which were favored because of their hard assets and good balance sheets. Finally, an investment in DaVita helped the fund's total return. DaVita, a security we sold before the end of the period and one of the largest U.S. providers of dialysis services to kidney patients, continued to generate healthy financial results.

Q. Did any of your investments disappoint?

A. Yes, unfortunately. Concerns about fraudulent accounting were rampant during the period, and the fund was hurt by some of the affected companies - though, as I mentioned, less than the benchmark was. Late in June, WorldCom announced that it improperly recorded $3.8 billion of expenses. Investors responded by immediately unloading its bonds. Adelphia Communications, a large cable television operator and fund holding, also allegedly committed multiple instances of accounting fraud, leading to the company's eventual bankruptcy. Adelphia was not in the portfolio as of the end of the period. Adelphia's problems spread to other cable providers, even those whose accounting was not suspect. One example was fund holding Cablevision, which provides cable services in the New York City area. In addition to "guilt by association," investors were wary of the company's relatively high debt load. There were other disappointments in the fund not related to accounting problems. For example, Nextel, a wireless communications service provider, was a victim of investors' recent negative attitude toward the wireless industry - even though, in my opinion, the company continued to execute its business strategy quite well. Similarly, Broadwing, a voice and data communications provider, was hurt by the ongoing malaise in the telecom industry.

Q. What's your outlook, Mark?

A. I think the next six months are likely to be challenging for high-yield investing, with fears about corporate accounting continuing to take center stage. My focus will remain on high-yield securities with good liquidity, issued by companies with tangible assets and strong balance sheets. I'll likely shy away from companies that need a lot of external funding to continue operating. As important as it is to choose high-yield investments that may go up, I think it's just as important to avoid investments with a higher-than-average risk of going way, way down.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: high current income, while also considering growth of capital, by normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities

Start date: September 19, 1985

Size: as of June 30, 2002, more than $1.2 billion

Manager: Mark Notkin, since 2001; joined Fidelity in 1994

3

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investment Summary

Top Five Holdings as of June 30, 2002
(by issuer, excluding cash equivalents)	% of fund's net assets
Nextel Communications, Inc.	2.7
EchoStar DBS Corp.	1.8
Allied Waste North America, Inc.	1.8
CSC Holdings, Inc.	1.7
American Color Graphics, Inc.	1.7
9.7
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Telecommunications	11.2
Cable TV	8.8
Healthcare	8.3
Gaming	6.4
Energy	6.3
Quality Diversification as of June 30, 2002
% of fund's investments
Aaa, Aa, A	0.8
Baa	7.1
Ba	27.2
B	48.1
Caa, Ca, C	9.1
D	0.0
Not Rated	2.3

Table excludes short-term investments. Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 91.7%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - 3.8%
Cable TV - 0.5%
EchoStar Communications Corp. 4.875% 1/1/07 (g)	Caa1	$ 7,975,000	$ 6,085,922
Healthcare - 0.8%
Total Renal Care Holdings:
7% 5/15/09 (g)	B2	1,370,000	1,341,744
7% 5/15/09	B2	9,120,000	8,931,900
			10,273,644
Technology - 1.5%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	26,120,000	11,064,432
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	6,550,000	3,733,500
0% 11/20/20	Ba3	8,380,000	3,917,650
			18,715,582
Telecommunications - 1.0%
Nextel Communications, Inc.:
5.25% 1/15/10	B3	20,570,000	8,717,566
6% 6/1/11 (g)	B3	5,463,000	2,451,794
6% 6/1/11	B3	4,759,000	2,135,839
			13,305,199
TOTAL CONVERTIBLE BONDS			48,380,347
Nonconvertible Bonds - 87.9%
Aerospace - 1.4%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	10,955,000	11,393,200
L-3 Communications Corp. 7.625% 6/15/12 (g)	Ba3	5,050,000	5,050,000
Transdigm, Inc. 10.375% 12/1/08 (g)	B3	1,270,000	1,301,750
			17,744,950
Air Transportation - 1.6%
American Airlines pass thru trust certificate 7.8% 4/1/08	A	6,050,000	6,065,125
Continental Airlines, Inc. pass thru trust certificate:
6.795% 8/2/18	Baa3	2,435,827	2,272,945
6.9% 1/2/17	Baa3	895,387	831,756
Delta Air Lines, Inc.:
pass thru trust certificate 10.06% 1/2/16	Ba1	1,260,000	1,184,400
8.3% 12/15/29	Ba3	6,105,000	4,395,600
8.54% 1/2/07	Ba1	817,295	768,257
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	1,526,426	1,480,053
7.575% 3/1/19	A3	1,227,367	1,253,878

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
7.691% 4/1/17	Baa2	$ 240,000	$ 235,320
8.304% 9/1/10	Ba2	1,544,844	1,459,878
			19,947,212
Automotive - 3.1%
ArvinMeritor, Inc. 8.75% 3/1/12	Baa3	5,510,000	5,890,190
Dana Corp. 10.125% 3/15/10 (g)	Ba3	5,760,000	5,904,000
Dura Operating Corp. 8.625% 4/15/12 (g)	B1	4,340,000	4,340,000
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (g)	B3	2,240,000	2,284,800
Lear Corp.:
7.96% 5/15/05	Ba1	920,000	943,000
8.11% 5/15/09	Ba1	4,000,000	4,120,000
Stoneridge, Inc. 11.5% 5/1/12 (g)	B2	1,360,000	1,383,800
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	13,810,000	14,362,400
			39,228,190
Broadcasting - 2.8%
Chancellor Media Corp.:
8% 11/1/08	Ba1	4,220,000	4,177,800
8.125% 12/15/07	Ba2	1,430,000	1,415,700
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	2,640,000	2,620,200
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	6,780,000	6,881,700
Radio One, Inc. 8.875% 7/1/11	B3	20,970,000	20,970,000
			36,065,400
Building Materials - 0.1%
American Standard, Inc. 7.375% 2/1/08	Ba2	1,180,000	1,203,600
Cable TV - 8.3%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09	B2	7,220,000	4,837,400
9.625% 11/15/09	B2	660,000	445,500
10% 4/1/09	B2	2,390,000	1,649,100
10% 5/15/11	B2	12,230,000	8,194,100
10.75% 10/1/09	B2	2,440,000	1,683,600
11.125% 1/15/11	B2	5,670,000	3,969,000
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	24,260,000	19,408,000
7.625% 7/15/18	Ba2	1,837,000	1,451,230
7.875% 2/15/18	Ba2	680,000	523,600
Diamond Cable Communications PLC yankee 13.25% 9/30/04 (d)	Ca	6,435,000	1,608,750
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Cable TV - continued
Echostar Broadband Corp. 10.375% 10/1/07	B1	$ 11,775,000	$ 11,304,000
EchoStar DBS Corp.:
9.125% 1/15/09 (g)	B1	6,400,000	5,856,000
9.375% 2/1/09	B1	18,065,000	16,800,450
International Cabletel, Inc. 11.5% 2/1/06 (d)	Ca	25,540,000	7,662,000
NTL Communications Corp.:
0% 10/1/08 (d)(e)	Ca	935,000	243,100
11.5% 10/1/08 (d)	Ca	4,490,000	1,347,000
NTL, Inc. 0% 4/1/08 (d)(e)	Ca	1,185,000	319,950
PanAmSat Corp.:
6.125% 1/15/05	Ba2	2,340,000	2,129,400
6.375% 1/15/08	Ba2	3,540,000	3,292,200
Pegasus Satellite Communications, Inc.:
0% 3/1/07 (e)	Caa1	16,665,000	4,166,250
12.375% 8/1/06	B3	1,410,000	740,250
Telewest Communications PLC:
9.875% 2/1/10	Caa3	320,000	128,000
11.25% 11/1/08	Caa3	2,920,000	1,168,000
Telewest PLC yankee:
9.625% 10/1/06	Caa3	7,325,000	2,930,000
11% 10/1/07	Caa3	9,620,000	3,896,100
			105,752,980
Capital Goods - 1.1%
AGCO Corp. 9.5% 5/1/08	Ba3	1,020,000	1,081,200
Kansas City Southern Railway Co.:
7.5% 6/15/09 (g)	Ba2	7,225,000	7,225,000
9.5% 10/1/08	Ba2	590,000	637,200
Tyco International Group SA yankee 6.375% 10/15/11	Ba2	7,180,000	5,496,362
			14,439,762
Chemicals - 2.2%
Compass Minerals Group, Inc. 10% 8/15/11	B3	4,800,000	5,040,000
Huntsman International LLC 9.875% 3/1/09 (g)	B3	3,830,000	3,849,150
JohnsonDiversey, Inc. 9.625% 5/15/12 (g)	B2	4,845,000	5,063,025
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	2,480,000	2,306,400
9.625% 5/1/07	Ba3	2,830,000	2,688,500
9.875% 5/1/07	Ba3	1,775,000	1,695,125
OM Group, Inc. 9.25% 12/15/11	B3	7,745,000	7,977,350
			28,619,550

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Consumer Products - 1.5%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	$ 1,110,000	$ 1,137,750
9.4% 12/1/02 (f)	Ba2	330,000	333,300
10% 11/1/08	Ba3	1,880,000	2,171,400
Quaker State Corp. 6.625% 10/15/05	Ba2	2,590,000	2,661,225
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	1,650,000	1,155,000
9% 11/1/06	Caa3	2,430,000	1,701,000
12% 12/1/05	Caa1	6,830,000	6,761,700
Sealy Mattress Co. 9.875% 12/15/07	B3	3,325,000	3,358,250
			19,279,625
Containers - 2.4%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	8,335,000	8,376,675
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	7,300,000	6,971,500
7.35% 5/15/08	B3	440,000	396,000
7.5% 5/15/10	B3	640,000	580,800
7.8% 5/15/18	B3	480,000	412,800
7.85% 5/15/04	B3	2,510,000	2,453,525
8.1% 5/15/07	B3	6,000,000	5,610,000
Sealed Air Corp.:
6.95% 5/15/09 (g)	Baa3	4,960,000	4,414,400
8.75% 7/1/08 (g)	Baa3	1,700,000	1,759,500
			30,975,200
Diversified Financial Services - 0.5%
Delta Air Lines, Inc. pass thru trust certificate 7.92% 5/18/12	Baa1	2,865,000	2,967,913
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 9.125% 1/15/11 (g)	B1	1,760,000	1,689,600
Northwest Airlines pass thru trust certificate 7.248% 7/2/14	Ba2	2,152,479	1,826,594
			6,484,107
Diversified Media - 2.7%
Corus Entertainment, Inc. 8.75% 3/1/12	B1	11,725,000	11,900,875
Entravision Communications Corp. 8.125% 3/15/09 (g)	B3	7,890,000	7,929,450
Lamar Media Corp. 8.625% 9/15/07	Ba3	320,000	328,000
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Diversified Media - continued
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	$ 5,015,000	$ 5,015,000
Penton Media, Inc. 11.875% 10/1/07 (g)	B3	10,160,000	8,737,600
			33,910,925
Electric Utilities - 3.8%
AES Corp.:
8.75% 6/15/08	Ba3	970,000	601,400
8.875% 2/15/11	Ba3	2,510,000	1,531,100
9.375% 9/15/10	Ba3	11,525,000	7,145,500
9.5% 6/1/09	Ba3	370,000	240,500
CMS Energy Corp. 9.875% 10/15/07	B3	9,700,000	7,275,000
Edison International 6.875% 9/15/04	B3	2,455,000	2,234,050
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	3,625,000	3,552,500
6.25% 3/1/04	B3	2,875,000	2,760,000
8.375% 5/1/25	B3	1,390,000	1,396,950
9.625% 11/1/05 (g)	Caa2	3,010,000	3,010,000
Sierra Pacific Power Co. 8% 6/1/08	Ba2	1,890,000	1,795,500
Southern California Edison Co. 7.625% 1/15/10	Ba3	4,530,000	4,122,300
Western Resources, Inc.:
7.875% 5/1/07 (g)	Ba1	6,330,000	6,282,525
9.75% 5/1/07 (g)	Ba2	7,140,000	6,854,400
			48,801,725
Energy - 6.3%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	4,620,000	4,620,000
Canadian Forest Oil Ltd. 8.75% 9/15/07	B1	4,420,000	4,464,200
Chesapeake Energy Corp.:
8.125% 4/1/11	B1	14,110,000	13,933,625
8.375% 11/1/08	B1	4,240,000	4,208,200
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	755,000	596,450
DI Industries, Inc. 8.875% 7/1/07	B1	2,095,000	2,136,900
Encore Acquisition Co. 8.375% 6/15/12 (g)	B2	1,825,000	1,825,000
Forest Oil Corp. 8% 12/15/11	Ba3	3,450,000	3,450,000
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	3,220,000	3,356,850
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	1,700,000	1,738,250
Luscar Coal Ltd. 9.75% 10/15/11	Ba3	3,770,000	4,033,900

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (g)	B2	$ 2,060,000	$ 2,132,100
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	485,000	363,750
Plains Exploration & Production Co. LP 8.75% 7/1/12 (g)	-	5,050,000	4,967,988
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2	5,000,000	5,162,500
Series D, 10.25% 3/15/06	B2	6,615,000	6,829,988
Series F, 10.25% 3/15/06	B2	1,770,000	1,814,250
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	1,070,000	995,100
8.625% 2/15/08	Baa3	3,335,000	3,168,250
SESI LLC 8.875% 5/15/11	B1	390,000	393,900
Trico Marine Services, Inc. 8.875% 5/15/12 (g)	B2	2,410,000	2,391,925
Vintage Petroleum, Inc. 8.25% 5/1/12 (g)	Ba3	8,145,000	8,022,825
			80,605,951
Entertainment/Film - 1.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	4,915,000	4,865,850
9.5% 2/1/11	Caa3	3,685,000	3,648,150
Cinemark USA, Inc. 8.5% 8/1/08	Caa2	8,515,000	8,046,675
Regal Cinemas Corp. 9.375% 2/1/12 (g)	B3	7,620,000	7,924,800
			24,485,475
Environmental - 1.8%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	8,310,000	7,977,600
7.875% 1/1/09	Ba3	2,553,000	2,457,263
8.5% 12/1/08	Ba3	9,090,000	8,908,200
8.875% 4/1/08	Ba3	3,080,000	3,049,200
			22,392,263
Food and Drug Retail - 0.5%
Pathmark Stores, Inc. 8.75% 2/1/12	B2	2,030,000	2,070,600
Rite Aid Corp.:
6.125% 12/15/08 (g)	Caa3	3,500,000	2,065,000
6.875% 8/15/13	Caa3	2,500,000	1,525,000
7.7% 2/15/27	Caa3	350,000	206,500
			5,867,100
Food/Beverage/Tobacco - 1.7%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	3,550,000	3,692,000
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	1,360,000	1,407,600
Corn Products International, Inc. 8.25% 7/15/07 (h)	Ba1	6,660,000	6,592,867
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Dean Foods Co.:
6.625% 5/15/09	B1	$ 220,000	$ 209,000
6.9% 10/15/17	B1	2,010,000	1,728,600
8.15% 8/1/07	B1	4,075,000	4,176,875
Del Monte Corp. 9.25% 5/15/11	B3	3,315,000	3,447,600
Michael Foods, Inc. 11.75% 4/1/11	B2	330,000	363,000
			21,617,542
Gaming - 6.4%
Argosy Gaming Co. 9% 9/1/11	B2	5,290,000	5,422,250
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	4,873,000	5,116,650
Harrah's Operating Co., Inc. 7.5% 1/15/09	Baa3	3,000,000	3,097,500
Horseshoe Gaming LLC 8.625% 5/15/09	B2	14,079,000	14,149,395
International Game Technology 8.375% 5/15/09	Ba1	3,550,000	3,727,500
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	2,030,000	2,146,725
Mirage Resorts, Inc.:
6.625% 2/1/05	Ba1	930,000	922,662
7.25% 10/15/06	Ba1	230,000	228,624
Penn National Gaming, Inc. 8.875% 3/15/10	B3	9,945,000	9,845,550
Station Casinos, Inc. 8.375% 2/15/08	B1	19,545,000	19,984,763
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	6,655,000	6,771,463
8.875% 8/15/11 (g)	B2	4,240,000	4,314,200
yankee 8.625% 12/15/07	B2	2,970,000	3,036,825
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	3,110,000	3,203,300
			81,967,407
Healthcare - 7.3%
aaiPharma, Inc. 11% 4/1/10 (g)	Caa1	6,310,000	5,868,300
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	4,100,000	4,038,500
11.625% 12/1/06	B2	3,505,000	3,908,075
Alderwoods Group, Inc. 11% 1/2/07	-	10,881,000	10,935,405
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	1,620,000	1,668,600
Biovail Corp. 7.875% 4/1/10	B2	12,095,000	11,671,675

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	$ 3,660,000	$ 3,733,200
HealthSouth Corp.:
7.625% 6/1/12 (g)	Ba1	1,380,000	1,352,400
8.375% 10/1/11	Ba1	5,520,000	5,768,400
8.5% 2/1/08	Ba1	2,220,000	2,275,500
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (d)	-	11,630,000	1,163
Meditrust Exercisable Put Options Securities Trust 7.114% 8/15/04 (g)	Ba3	5,500,000	5,390,000
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (g)	B3	5,330,000	5,383,300
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	7,900,000	8,137,000
Service Corp. International (SCI):
6% 12/15/05	B1	5,000,000	4,500,000
7.2% 6/1/06	B1	1,000,000	940,000
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	3,250,000	3,607,500
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (g)	B2	820,000	820,000
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	460,000	506,000
Triad Hospitals, Inc. 8.75% 5/1/09	B1	8,940,000	9,387,000
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	3,455,000	3,593,200
			93,485,218
Homebuilding/Real Estate - 3.2%
Beazer Homes USA, Inc. 8.625% 5/15/11	Ba2	4,915,000	4,988,725
Champion Enterprises, Inc. 11.25% 4/15/07 (g)	B2	1,695,000	1,423,800
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (g)	Ba3	6,245,000	6,307,450
D.R. Horton, Inc.:
7.875% 8/15/11	Ba1	1,470,000	1,422,225
8% 2/1/09	Ba1	3,630,000	3,575,550
Del Webb Corp. 9.375% 5/1/09	Ba1	2,000,000	2,100,000
Lennar Corp. 9.95% 5/1/10	Ba1	3,040,000	3,389,600
LNR Property Corp. 10.5% 1/15/09	Ba3	3,340,000	3,440,200
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09 (g)	B1	820,000	828,200
Pulte Homes, Inc. 7.875% 8/1/11	Baa3	2,000,000	2,099,400
Ryland Group, Inc. 9.125% 6/15/11	Ba3	5,000,000	5,300,000
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Standard Pacific Corp. 9.25% 4/15/12	Ba3	$ 2,295,000	$ 2,295,000
WCI Communities, Inc. 10.625% 2/15/11	B1	3,150,000	3,307,500
			40,477,650
Hotels - 0.7%
Host Marriott LP 8.375% 2/15/06	Ba3	3,490,000	3,455,100
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	5,000,000	5,100,000
			8,555,100
Leisure - 2.2%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	11,000,000	11,330,000
Premier Parks, Inc. 0% 4/1/08 (e)	B2	1,000,000	966,250
Six Flags, Inc.:
8.875% 2/1/10	B2	7,000,000	7,000,000
9.5% 2/1/09	B2	3,500,000	3,570,000
The Hockey Co. 11.25% 4/15/09 (g)	B2	5,320,000	5,320,000
			28,186,250
Metals/Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	7,675,000	7,387,188
7.5% 11/15/06	B3	1,880,000	1,701,400
Joy Global, Inc. 8.75% 3/15/12	B2	1,585,000	1,616,700
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	7,540,000	7,728,500
			18,433,788
Paper - 2.5%
Fort James Corp. 6.875% 9/15/07	Ba1	940,000	888,300
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	360,000	351,000
8.125% 5/15/11	Ba1	1,170,000	1,123,200
Mail-Well I Corp. 9.625% 3/15/12 (g)	B1	4,460,000	4,504,600
Packaging Corp. of America 9.625% 4/1/09	Ba2	9,000,000	9,675,000
Riverwood International Corp. 10.625% 8/1/07	B3	6,270,000	6,520,800
Stone Container Corp.:
8.375% 7/1/12 (g)	B2	3,350,000	3,375,125
9.75% 2/1/11	B2	4,525,000	4,841,750
World Color Press, Inc. 8.375% 11/15/08	Baa2	350,000	360,500
			31,640,275

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Publishing/Printing - 3.6%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	$ 21,340,000	$ 21,286,645
American Media Operations, Inc. 10.25% 5/1/09	B2	5,170,000	5,428,500
CanWest Media, Inc. 10.625% 5/15/11	B2	3,180,000	3,180,000
World Color Press, Inc. 7.75% 2/15/09	Baa2	4,855,000	4,855,000
Yell Finance BV:
0% 8/1/11 (e)	B2	2,160,000	1,474,200
10.75% 8/1/11	B2	8,500,000	9,222,500
			45,446,845
Railroad - 1.1%
TFM SA de CV:
10.25% 6/15/07	B1	4,670,000	4,354,775
11.75% 6/15/09	B1	10,180,000	9,594,650
			13,949,425
Restaurants - 1.7%
Domino's, Inc. 10.375% 1/15/09	B2	5,130,000	5,514,750
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	15,730,000	16,713,125
			22,227,875
Services - 0.7%
Iron Mountain, Inc.:
8.25% 7/1/11	B2	520,000	520,000
8.625% 4/1/13	B2	1,560,000	1,587,300
8.75% 9/30/09	B2	4,630,000	4,711,025
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	755,000	760,663
Pierce Leahy Corp. 9.125% 7/15/07	B2	1,800,000	1,863,000
			9,441,988
Shipping - 0.4%
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	2,310,000	1,940,400
10.25% 11/15/06	B2	4,980,000	3,585,600
			5,526,000
Steels - 0.9%
AK Steel Corp.:
7.75% 6/15/12 (g)	B1	6,410,000	6,377,950
7.875% 2/15/09	B1	2,180,000	2,169,100
9.125% 12/15/06	B1	2,620,000	2,744,450
			11,291,500
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
Technology - 2.7%
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	$ 960,000	$ 1,012,800
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	1,830,000	1,894,050
10.5% 2/1/09	B2	1,840,000	1,941,200
Fisher Scientific International, Inc. 8.125% 5/1/12 (g)	B3	2,310,000	2,292,675
Flextronics International Ltd. 9.875% 7/1/10	Ba2	6,730,000	6,965,550
Micron Technology, Inc. 6.5% 9/30/05 (j)	Ba2	10,000,000	8,900,000
Seagate Technology HDD Holdings 8% 5/15/09 (g)	Ba2	3,850,000	3,830,750
Solectron Corp. 9.625% 2/15/09	Ba3	3,000,000	2,730,000
Xerox Corp. 9.75% 1/15/09 (g)	B1	5,545,000	4,546,900
			34,113,925
Telecommunications - 9.4%
AXXENT, Inc. 15% 12/30/04 (d)(j)	-	17,227,552	516,827
Crown Castle International Corp.:
9.375% 8/1/11	B3	8,600,000	5,418,000
9.5% 8/1/11	B3	700,000	437,500
10.75% 8/1/11	B3	2,835,000	1,828,575
Dobson Communications Corp. 10.875% 7/1/10	B3	1,220,000	793,000
Millicom International Cellular SA 13.5% 6/1/06	Caa1	9,650,000	3,377,500
Nextel Communications, Inc.:
9.375% 11/15/09	B3	18,070,000	9,035,000
9.5% 2/1/11	B3	10,400,000	5,044,000
12% 11/1/08	B3	2,495,000	1,497,000
Orange PLC yankee 9% 6/1/09	Baa3	7,700,000	6,699,000
Orbital Imaging Corp.:
Series B 11.625% 3/1/05 (d)	-	7,110,000	1,350,900
Series D 11.625% 3/1/05 (d)	-	3,680,000	699,200
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	670,000	659,950
PTC International Finance BV 0% 7/1/07 (e)	B1	3,940,000	3,979,400

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
PTC International Finance II SA 11.25% 12/1/09	B1	$ 11,000,000	$ 11,110,000
Qwest Corp. 8.875% 3/15/12 (g)	Baa3	15,390,000	13,697,100
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	3,335,000	2,234,450
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	5,790,000	3,879,300
Satelites Mexicanos SA de CV 3.36% 6/30/04 (g)(i)	B1	12,567,000	11,310,300
SpectraSite Holdings, Inc.:
0% 4/15/09 (e)	Caa3	11,240,000	2,922,400
0% 3/15/10 (e)	Caa3	1,410,000	366,600
10.75% 3/15/10	Caa3	9,960,000	4,382,400
12.5% 11/15/10	Caa3	2,435,000	1,095,750
TeleCorp PCS, Inc. 0% 4/15/09 (e)	Baa2	2,723,000	2,178,400
Tritel PCS, Inc. 0% 5/15/09 (e)	Baa2	4,815,000	3,852,000
U.S. West Communications 7.2% 11/1/04	Baa3	6,870,000	6,114,300
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa2	2,637,000	1,925,010
10.375% 11/15/09	Baa2	7,558,000	7,104,520
WorldCom, Inc.:
6.4% 8/15/05 (d)	Ca	5,455,000	900,075
6.5% 5/15/04 (d)	Ca	940,000	155,100
7.375% 1/15/06 (d)(g)	CCC-	755,000	124,575
7.5% 5/15/11 (d)	Ca	21,785,000	3,594,525
8% 5/16/06 (d)	Ca	4,925,000	812,625
8.25% 5/15/31 (d)	Ca	10,915,000	1,800,975
			120,896,257
TOTAL NONCONVERTIBLE BONDS			1,123,061,060
TOTAL CORPORATE BONDS (Cost $1,293,274,118)			1,171,441,407
Commercial Mortgage Securities - 1.4%

Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 11/17/13 (g)	Ba1	4,750,000	3,566,953
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9628% 4/25/21 (i)	Caa1	1,526,100	1,358,229
Meritor Mortgage Security Corp. Series 1987-1 Class B, 9.4% 2/1/10 (g)	-	1,350,000	98,685
Mortgage Capital Funding, Inc. Series 1998-MC3 Class F, 7.5222% 11/18/31 (g)(i)	Ba1	4,500,000	3,956,133
Commercial Mortgage Securities - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30 (g)	BB	$ 4,500,000	$ 3,739,219
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (g)	BB+	2,553,000	1,926,318
Structured Asset Securities Corp.:
Series 1994-C1 Class F, 6.87% 8/25/26	A	1,707,728	1,710,930
Series 1995-C1 Class F, 7.375% 9/25/24 (g)	-	2,000,000	1,992,500
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $16,754,283)			18,348,967
Common Stocks - 0.1%
	Shares
Automotive - 0.0%
Insilco Corp. warrants 8/15/07 (a)	7,380	74
Capital Goods - 0.0%
Tokheim Corp. (a)	135,835	40,751
Diversified Financial Services - 0.0%
Delta Financial Corp. warrants 12/21/10 (a)	14,310	143
Delta Funding Residual Exchange Co. LLC Class A (membership interest) (a)	1,350	243,000
Delta Funding Residual Management, Inc. (a)	1,350	14
ECM Corp. LP (a)(g)	3,000	258,000
		501,157
Healthcare - 0.0%
Wright Medical Technology, Inc. warrants 6/30/03 (a)	3,212	32
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group, Inc.:
Class A (j)	79,800	1
Class B (j)	19,817	0
		1
Hotels - 0.0%
MOA Hospitality, Inc.	3,000	12,000
Technology - 0.0%
Ampex Corp. Class A (a)	9,600	18,720
Telecommunications - 0.0%
AXXENT, Inc. Class B (a)	448,319	11,827
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B	48,889	941,113
TOTAL COMMON STOCKS (Cost $13,328,107)		1,525,675
Nonconvertible Preferred Stocks - 2.2%
	Shares	Value (Note 1)
Diversified Financial Services - 0.7%
American Annuity Group Capital Trust II $88.75	8,910	$ 8,500,140
Delta Financial Corp. Series A, $10.00	1,350	27,000
		8,527,140
Healthcare - 0.2%
Fresenius Medical Care Capital Trust II $78.75	2,625	2,432,966
Homebuilding/Real Estate - 0.5%
Swerdlow Real Estate Group, Inc.:
junior (j)	19,817	0
mezzanine (j)	79,800	1
senior (j)	79,800	6,299,276
		6,299,277
Technology - 0.0%
Ampex Corp. 8% non-cumulative	338	527,280
Telecommunications - 0.8%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	15,265	3,053,000
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	629	182,410
Series E, $111.25 pay-in-kind	28,695	6,599,850
XO Communications, Inc. $7.00 pay-in-kind	18	0
		9,835,260
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $57,325,548)		27,621,923
Floating Rate Loans - 0.4%
Ratings (unaudited) (b)		Principal Amount
Automotive - 0.4%
Accuride Corp. Tranche B term loan 5.6875% 1/23/06 (i) (Cost $4,183,097)	-	$ 4,617,037	4,340,015
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 1.89% (c) (Cost $36,168,070)	36,168,070	$ 36,168,070
Cash Equivalents - 0.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02 (Cost $3,044,000)	$ 3,044,445	$ 3,044,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,424,077,223)		1,262,490,057
NET OTHER ASSETS - 1.2%		14,779,892
NET ASSETS - 100%		$ 1,277,269,949
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $233,126,206 or 18.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AXXENT, Inc. 15% 12/30/04	12/31/97 - 12/31/00	$ 16,468,192
Micron Technology, Inc. 6.5% 9/30/05	3/3/99 - 10/7/99	$ 7,794,500
Swerdlow Real Estate Group, Inc. Class A	1/15/99	$ 11,132
Swerdlow Real Estate Group, Inc. Class B	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. junior	1/15/99	$ 2,760
Swerdlow Real Estate Group, Inc. mezzanine	1/15/99	$ 78,520
Swerdlow Real Estate Group, Inc. senior	1/15/99	$ 7,618,828
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $737,898,948 and $753,706,693, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,454 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,716,105 or 1.2% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,340,015 or 0.4% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $9,219,000. The weighted average interest rate was 1.88%. At period end there were no interfund loans outstanding.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.0%
Canada	4.1
Mexico	2.4
Luxembourg	1.6
United Kingdom	1.2
Netherlands	1.1
Marshall Islands	1.1
Bahamas (Nassau)	1.0
Others (individually less than 1%)	0.5
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,414,109,413. Net unrealized depreciation aggregated $151,619,356, of which $29,800,714 related to appreciated investment securities and $181,420,070 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $1,229,518,000 of which $78,331,000, $378,633,000 and $772,554,000 will expire on December 31, 2007, 2008 and 2009, respectively.

High Income Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: High Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $3,044,000) (cost $ 1,424,077,223) - See accompanying schedule		$ 1,262,490,057
Cash		468,350
Receivable for investments sold		18,711,199
Receivable for fund shares sold		194,252
Interest receivable		29,264,548
Total assets		1,311,128,406
Liabilities
Payable for investments purchased Regular delivery	$ 19,311,396
Delayed delivery	11,607,867
Payable for fund shares redeemed	2,154,802
Accrued management fee	617,071
Distribution fees payable	22,768
Other payables and accrued expenses	144,553
Total liabilities		33,858,457
Net Assets		$ 1,277,269,949
Net Assets consist of:
Paid in capital		$ 2,620,360,731
Undistributed net investment income		116,648,219
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,298,151,894)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(161,587,107)
Net Assets		$ 1,277,269,949
Initial Class: Net Asset Value, offering price and redemption price per share ($1,042,292,173 ÷ 190,275,938 shares)		$ 5.48
Service Class: Net Asset Value, offering price and redemption price per share ($213,331,886 ÷ 39,102,051 shares)		$ 5.46
Service Class 2: Net Asset Value, offering price and redemption price per share ($21,645,890 ÷ 3,991,130 shares)		$ 5.42

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 3,652,033
Interest		66,748,502
Total income		70,400,535
Expenses
Management fee	$ 4,155,374
Transfer agent fees	512,712
Distribution fees	143,425
Accounting fees and expenses	220,732
Non-interested trustees' compensation	2,512
Custodian fees and expenses	23,452
Registration fees	402
Audit	24,885
Legal	5,290
Interest	2,403
Miscellaneous	40,883
Total expenses before reductions	5,132,070
Expense reductions	(7,548)	5,124,522
Net investment income (loss)		65,276,013
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(71,451,183)
Foreign currency transactions	(76)
Total net realized gain (loss)		(71,451,259)
Change in net unrealized appreciation (depreciation) on: Investment securities	(53,977,359)
Assets and liabilities in foreign currencies	134
Total change in net unrealized appreciation (depreciation)		(53,977,225)
Net gain (loss)		(125,428,484)
Net increase (decrease) in net assets resulting from operations		$ (60,152,471)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: High Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 65,276,013	$ 195,916,081
Net realized gain (loss)	(71,451,259)	(848,680,562)
Change in net unrealized appreciation (depreciation)	(53,977,225)	459,973,759
Net increase (decrease) in net assets resulting from operations	(60,152,471)	(192,790,722)
Distributions to shareholders from net investment income	(146,986,706)	(225,311,206)
Share transactions - net increase (decrease)	32,611,967	170,357,427
Total increase (decrease) in net assets	(174,527,210)	(247,744,501)
Net Assets
Beginning of period	1,451,797,159	1,699,541,660
End of period (including undistributed net investment income of $116,648,219 and undistributed net investment income of $265,180,350, respectively)	$ 1,277,269,949	$ 1,451,797,159
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	69,980,857	12,354,217	2,111,839
Reinvested	21,420,774	4,185,869	334,654
Redeemed	(88,553,322)	(14,120,157)	(1,052,345)
Net increase (decrease)	2,848,309	2,419,929	1,394,148
Dollars
Sold	$ 413,488,480	$ 72,269,274	$ 12,283,826
Reinvested	121,455,787	23,650,162	1,880,757
Redeemed	(523,444,711)	(82,896,736)	(6,074,872)
Net increase (decrease)	$ 11,499,556	$ 13,022,700	$ 8,089,711

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	144,472,534	28,397,679	2,198,430
Reinvested	24,517,471	3,882,761	94,413
Redeemed	(160,943,304)	(23,505,039)	(278,883)
Net increase (decrease)	8,046,701	8,775,401	2,013,960
Dollars
Sold	$ 1,039,766,530	$ 203,316,935	$ 15,105,054
Reinvested	193,933,192	30,634,983	743,031
Redeemed	(1,145,326,697)	(165,986,997)	(1,828,604)
Net increase (decrease)	$ 88,373,025	$ 67,964,921	$ 14,019,481

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 121,455,786	$ 23,650,162	$ 1,880,758
From net realized gain	-	-	-
Total	$ 121,455,786	$ 23,650,162	$ 1,880,758

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 193,933,192	$ 30,634,983	$ 743,031
From net realized gain	-	-	-
Total	$ 193,933,192	$ 30,634,983	$ 743,031

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 6.410	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520
Income from Investment Operations
Net investment income (loss) E	.264	.849 G	1.123	1.095	1.111	1.124
Net realized and unrealized gain (loss)	(.524)	(1.619) G	(3.513)	(.195)	(1.591)	.936
Total from investment operations	(.260)	(.770)	(2.390)	.900	(.480)	2.060
Distributions from net investment income	(.670)	(1.000)	(.750)	(1.075)	(.970)	(.890)
Distributions from net realized gain	-	-	-	(.030)	(.600)	(.110)
Distributions in excess of net realized gain	-	-	-	(.005)	-	-
Total distributions	(.670)	(1.000)	(.750)	(1.110)	(1.570)	(1.000)
Net asset value, end of period	$ 5.480	$ 6.410	$ 8.180	$ 11.320	$ 11.530	$ 13.580
Total ReturnB, C, D	(4.41)%	(11.73)%	(22.54)%	8.25%	(4.33)%	17.67%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69% A	.71%	.68%	.69%	.70%	.71%
Expenses net of voluntary waivers, if any	.69% A	.71%	.68%	.69%	.70%	.71%
Expenses net of all reductions	.69% A	.70%	.68%	.69%	.70%	.71%
Net investment income (loss)	9.07% A	12.08% G	11.38%	9.80%	9.14%	8.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,042,292	$ 1,201,085	$ 1,467,250	$ 2,257,610	$ 2,348,954	$ 2,329,516
Portfolio turnover rate	110% A	138%	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.380	$ 8.150	$ 11.290	$ 11.520	$ 13.570	$ 13.380
Income from Investment Operations
Net investment income (loss) E	.260	.833 H	1.102	1.074	1.082	.203
Net realized and unrealized gain (loss)	(.510)	(1.613) H	(3.502)	(.194)	(1.562)	(.013)
Total from investment operations	(.250)	(.780)	(2.400)	.880	(.480)	.190
Distributions from net investment income	(.670)	(.990)	(.740)	(1.075)	(.970)	-
Distributions from net realized gain	-	-	-	(.030)	(.600)	-
Distributions in excess of net realized gain	-	-	-	(.005)	-	-
Total distributions	(.670)	(.990)	(.740)	(1.110)	(1.570)	-
Net asset value, end of period	$ 5.460	$ 6.380	$ 8.150	$ 11.290	$ 11.520	$ 13.570
Total ReturnB, C, D	(4.27)%	(11.90)%	(22.68)%	8.08%	(4.34)%	1.42%
Ratios to Average Net AssetsG
Expenses before expense reductions	.79% A	.81%	.78%	.79%	.82%	.81%A
Expenses net of voluntary waivers, if any	.79% A	.81%	.78%	.79%	.82%	.81%A
Expenses net of all reductions	.79% A	.81%	.78%	.79%	.82%	.80%A
Net investment income (loss)	8.97% A	11.97% H	11.28%	9.69%	9.51%	10.75%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 213,332	$ 234,204	$ 227,549	$ 253,972	$ 129,587	$ 2,919
Portfolio turnover rate	110% A	138%	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

High Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 6.360	$ 8.130	$ 11.140
Income from Investment Operations
Net investment income (loss) E	.252	.788 H	.936
Net realized and unrealized gain (loss)	(.522)	(1.568) H	(3.206)
Total from investment operations	(.270)	(.780)	(2.270)
Distributions from net investment income	(.670)	(.990)	(.740)
Net asset value, end of period	$ 5.420	$ 6.360	$ 8.130
Total ReturnB, C, D	(4.62)%	(11.93)%	(21.83)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96% A	.98%	1.01%A
Expenses net of voluntary waivers, if any	.96% A	.98%	1.01%A
Expenses net of all reductions	.96% A	.98%	1.01%A
Net investment income (loss)	8.80% A	11.81% H	11.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,646	$ 16,508	$ 4,742
Portfolio turnover rate	110% A	138%	68%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Index 500 - Service Class 2	-18.58%	3.24%	11.03%
S&P 500®	-17.99%	3.66%	11.42%
Variable Annuity S&P 500 Index Objective Funds Average	-18.35%	3.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity S&P 500 average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 49 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Index 500 Portfolio - Service Class 2 on August 27, 1992, when the fund started. As the chart shows, by June 30, 2002 the value of the investment would have grown to $28,007 - a 180.07% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $28,998 - a 189.98% increase.

The variable annuity S&P 500 average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity S&P 500 were -18.35% and 3.40%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Patrick Cannon, who oversees the Index 500 Portfolio's investment management personnel as Managing Director for Deutsche Asset Management, Inc., sub-adviser of the fund

Q. How did the fund perform, Patrick?

A. For the six-month period that ended June 30, 2002, the fund's performance was in line with the Standard & Poor's 500 Index and the variable annuity S&P 500 index objective funds average measured by Lipper Inc., which returned -13.16% and -13.38%, respectively. For the 12-month period that ended June 30, 2002, fund performance closely tracked the -17.99% return of the S&P 500 and the fund's peer group return of -18.35%.

Q. What were some of the major factors depressing stock prices during the period?

A. As the reporting period ended, the S&P 500 fell below 1,000 - a level not seen since the market plunged last fall. Two primary factors hurt stock performance. The first was a steady drumbeat of disappointing earnings reports that sent stocks lower. Second, each day seemingly brought reports of new accounting scandals at some of the country's largest corporations. Upon learning of improper accounting practices at WorldCom, Tyco International, Xerox and other companies, investors began to worry whether more revelations were to come. Ironically, stock prices were falling across the board even as the economy was turning in unexpectedly strong performance. The accumulated effects of 11 interest rate reductions during 2001 helped generate growth by making it cheaper for businesses to borrow and invest capital. Due in part to the continued low interest-rate environment, the U.S. economy grew by 6.1% during the first three months of 2002, the largest jump in more than two years.

Q. What stocks added the most to the fund's returns?

A. In an environment where markets moved sharply lower, few stocks in the S&P 500 enjoyed positive results. Two that did, beverage giant Coca-Cola and consumer products manufacturer Procter & Gamble, were successful because they provided steady results despite the uncertain investing environment. In the energy sector, Exxon Mobil and Royal Dutch Petroleum, the parent company of Shell, also were strong performers, thanks in part to higher oil and gas prices.

Q. What were some of the fund's weakest-performing stocks?

A. With accounting concerns front and center during the past six months, some of the most disappointing performers were those companies that had to answer questions about their financial statements. General Electric, which made up the largest average position size in the S&P 500, encountered difficulty when investors grew concerned about its complex financial reporting and whether that complexity was masking potential problems. Tyco International, meanwhile, hurt performance nearly as much as GE did, even though its average weighting in the index was only about one-sixth that of GE's. Tyco's stock fell sharply throughout the period, first on accounting questions, then, late in the period when its CEO resigned abruptly before being indicted on sales-tax fraud. A couple of leading technology stocks, IBM and Intel, continued to follow the overall tech market downward during the past six months, while media conglomerate AOL Time Warner also weighed down the index. The company fell short of overly optimistic estimates for earnings growth, and investors punished the stock accordingly.

Q. What's your outlook, Patrick?

A. At the beginning of the year, stock analysts noted that 60 years had passed since the Standard & Poor's 500 Index last declined for three consecutive years. Unfortunately, as we pass the halfway point of 2002, and with the S&P 500 down more than 13 percent, a third year of losses is becoming increasingly conceivable. As tough an environment as it's been for stock investors, I believe there are still a number of favorable signs on the horizon - starting with continued U.S. economic growth. I mentioned earlier that the economy grew at a surprisingly strong pace during the first quarter of 2002. Recent data indicate that growth, albeit slower, may be reported for the second quarter as well. While no one knows when the stock market may turn around, investors may respond favorably to sustained resilience in the U.S. economy. We're all eager for a rise in stock prices. Until that day comes, I believe it's more important than ever for shareholders to follow their financial plans and continue to own a broadly diversified portfolio of investments.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to provide returns that correspond to those of the S&P 500 index

Start date: August 27, 1992

Size: as of June 30, 2002, more than $2.9 billion

Manager: Deutsche Asset Management, Inc., since 1997

3

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investment Summary

Top Ten Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	3.3
General Electric Co.	3.2
Exxon Mobil Corp.	3.0
Wal-Mart Stores, Inc.	2.7
Pfizer, Inc.	2.4
Citigroup, Inc.	2.2
American International Group, Inc.	1.9
Johnson & Johnson	1.7
The Coca-Cola Co.	1.5
International Business Machines Corp.	1.4
23.3
Market Sectors as of June 30, 2002
% of fund's net assets
Financials	19.7
Information Technology	13.9
Health Care	13.7
Consumer Discretionary	13.5
Industrials	11.0
Consumer Staples	9.9
Energy	7.5
Telecommunication Services	4.0
Materials	3.2
Utilities	3.1

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	23,593	$ 484,836
Dana Corp.	48,308	895,147
Delphi Corp.	182,109	2,403,839
Goodyear Tire & Rubber Co.	52,541	983,042
Johnson Controls, Inc.	28,497	2,325,640
TRW, Inc.	41,527	2,366,208
Visteon Corp.	42,361	601,526
		10,060,238
Automobiles - 0.8%
Ford Motor Co.	588,748	9,419,968
General Motors Corp.	180,609	9,653,551
Harley-Davidson, Inc.	98,469	5,048,506
		24,122,025
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	190,640	5,278,822
Darden Restaurants, Inc.	57,226	1,413,482
Harrah's Entertainment, Inc. (a)	36,717	1,628,399
Hilton Hotels Corp.	120,799	1,679,106
International Game Technology (a)	28,895	1,638,347
Marriott International, Inc. Class A	78,946	3,003,895
McDonald's Corp.	418,925	11,918,416
Starbucks Corp. (a)	124,562	3,095,366
Starwood Hotels & Resorts Worldwide, Inc. unit	64,785	2,130,779
Wendys International, Inc.	34,093	1,357,924
Yum! Brands, Inc. (a)	95,052	2,780,271
		35,924,807
Household Durables - 0.6%
American Greetings Corp. Class A	21,229	353,675
Black & Decker Corp.	26,559	1,280,144
Centex Corp.	20,046	1,158,458
Fortune Brands, Inc.	48,355	2,707,880
KB Home	15,098	777,698
Leggett & Platt, Inc.	63,884	1,494,886
Maytag Corp.	24,965	1,064,757
Newell Rubbermaid, Inc.	86,782	3,042,577
Pulte Homes, Inc.	18,632	1,070,967
Snap-On, Inc.	19,143	568,356
The Stanley Works	27,553	1,129,949
Tupperware Corp.	18,852	391,933
Whirlpool Corp.	21,726	1,420,011
		16,461,291
Leisure Equipment & Products - 0.2%
Brunswick Corp.	28,560	799,680
Eastman Kodak Co.	94,935	2,769,254
Hasbro, Inc.	56,174	761,719
Mattel, Inc.	140,312	2,957,777
		7,288,430

	Shares	Value (Note 1)
Media - 3.5%
AOL Time Warner, Inc. (a)	1,439,239	$ 21,171,206
Clear Channel Communications, Inc. (a)	193,645	6,200,513
Comcast Corp. Class A (special) (a)	309,098	7,368,896
Dow Jones & Co., Inc.	27,807	1,347,249
Gannett Co., Inc.	86,391	6,557,077
Interpublic Group of Companies, Inc.	122,786	3,040,181
Knight-Ridder, Inc.	24,163	1,521,061
McGraw-Hill Companies, Inc.	63,236	3,775,189
Meredith Corp.	16,454	631,011
Omnicom Group, Inc.	60,379	2,765,358
The New York Times Co. Class A	49,434	2,545,851
TMP Worldwide, Inc. (a)	35,960	773,140
Tribune Co.	97,321	4,233,464
Univision Communications, Inc. Class A (a)	68,676	2,156,426
Viacom, Inc. Class B (non-vtg.) (a)	572,270	25,391,620
Walt Disney Co.	665,117	12,570,711
		102,048,953
Multiline Retail - 4.2%
Big Lots, Inc. (a)	37,210	732,293
Costco Wholesale Corp. (a)	147,385	5,692,009
Dillard's, Inc. Class A	27,362	719,347
Dollar General Corp.	108,533	2,065,383
Family Dollar Stores, Inc.	56,213	1,981,508
Federated Department Stores, Inc. (a)	62,636	2,486,649
JCPenney Co., Inc.	86,261	1,899,467
Kohls Corp. (a)	109,056	7,642,644
Nordstrom, Inc.	43,881	993,905
Sears, Roebuck & Co.	102,027	5,540,066
Target Corp.	293,894	11,197,361
The May Department Stores Co.	95,617	3,148,668
Wal-Mart Stores, Inc.	1,439,450	79,184,145
		123,283,445
Specialty Retail - 2.4%
AutoZone, Inc. (a)	35,058	2,709,983
Bed Bath & Beyond, Inc. (a)	95,086	3,588,546
Best Buy Co., Inc. (a)	103,802	3,768,013
Circuit City Stores, Inc. - Circuit City Group	68,291	1,280,456
Gap, Inc.	281,939	4,003,534
Home Depot, Inc.	762,466	28,005,376
Limited Brands, Inc.	139,913	2,980,147
Lowe's Companies, Inc.	252,302	11,454,511
Office Depot, Inc. (a)	97,633	1,640,234
RadioShack Corp.	58,964	1,772,458
Sherwin-Williams Co.	50,212	1,502,845
Staples, Inc. (a)	151,252	2,979,664
Tiffany & Co., Inc.	47,772	1,681,574
TJX Companies, Inc.	183,936	3,606,985
Toys 'R' Us, Inc. (a)	64,841	1,132,772
		72,107,098
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc. (a)	37,767	$ 1,416,263
Liz Claiborne, Inc.	34,600	1,100,280
NIKE, Inc. Class B	87,512	4,695,019
Reebok International Ltd. (a)	19,525	575,988
VF Corp.	36,321	1,424,146
		9,211,696
TOTAL CONSUMER DISCRETIONARY		400,507,983
CONSUMER STAPLES - 9.9%
Beverages - 3.2%
Adolph Coors Co. Class B	11,743	731,589
Anheuser-Busch Companies, Inc.	283,660	14,183,000
Brown-Forman Corp. Class B (non-vtg.)	22,303	1,538,907
Coca-Cola Enterprises, Inc.	144,643	3,193,717
Pepsi Bottling Group, Inc.	92,720	2,855,776
PepsiCo, Inc.	568,810	27,416,642
The Coca-Cola Co.	803,744	45,009,664
		94,929,295
Food & Drug Retailing - 1.3%
Albertson's, Inc.	132,099	4,023,736
CVS Corp.	127,752	3,909,211
Kroger Co. (a)	260,199	5,177,960
Safeway, Inc. (a)	156,363	4,564,236
SUPERVALU, Inc.	43,044	1,055,869
Sysco Corp.	216,210	5,885,236
Walgreen Co.	332,831	12,857,262
Winn-Dixie Stores, Inc.	45,705	712,541
		38,186,051
Food Products - 1.7%
Archer-Daniels-Midland Co.	212,852	2,722,377
Campbell Soup Co.	133,161	3,683,233
ConAgra Foods, Inc.	174,680	4,829,902
General Mills, Inc.	118,808	5,237,057
H.J. Heinz Co.	113,806	4,677,427
Hershey Foods Corp.	44,117	2,757,313
Kellogg Co.	132,177	4,739,867
Sara Lee Corp.	256,308	5,290,197
Unilever NV (NY Shares)	185,871	12,044,441
Wm. Wrigley Jr. Co.	73,252	4,054,498
		50,036,312
Household Products - 2.0%
Clorox Co.	75,662	3,128,624
Colgate-Palmolive Co.	179,349	8,976,417
Kimberly-Clark Corp.	167,893	10,409,366
Procter & Gamble Co.	421,436	37,634,235
		60,148,642
Personal Products - 0.6%
Alberto-Culver Co. Class B	18,540	886,212

	Shares	Value (Note 1)
Avon Products, Inc.	76,817	$ 4,012,920
Gillette Co.	343,108	11,621,068
		16,520,200
Tobacco - 1.1%
Philip Morris Companies, Inc.	692,425	30,245,124
UST, Inc.	54,474	1,852,116
		32,097,240
TOTAL CONSUMER STAPLES		291,917,740
ENERGY - 7.5%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	109,154	3,633,737
BJ Services Co. (a)	50,900	1,724,492
Halliburton Co.	139,577	2,224,857
Nabors Industries Ltd. (a)	45,817	1,617,340
Noble Corp. (a)	42,960	1,658,256
Rowan Companies, Inc.	30,501	654,246
Schlumberger Ltd. (NY Shares)	187,390	8,713,635
Transocean, Inc.	103,670	3,229,321
		23,455,884
Oil & Gas - 6.7%
Amerada Hess Corp.	29,054	2,396,955
Anadarko Petroleum Corp.	81,203	4,003,308
Apache Corp.	44,848	2,577,863
Ashland, Inc.	22,575	914,288
Burlington Resources, Inc.	65,658	2,495,004
ChevronTexaco Corp.	345,418	30,569,493
Conoco, Inc.	204,071	5,673,174
Devon Energy Corp.	50,810	2,503,917
EOG Resources, Inc.	37,901	1,504,670
Exxon Mobil Corp.	2,194,770	89,809,988
Kerr-McGee Corp.	32,010	1,714,136
Marathon Oil Corp.	101,168	2,743,676
Occidental Petroleum Corp.	121,105	3,631,939
Phillips Petroleum Co.	124,210	7,313,485
Royal Dutch Petroleum Co. (NY Shares)	687,389	37,991,990
Sunoco, Inc.	24,783	883,018
Unocal Corp.	79,742	2,945,669
		199,672,573
TOTAL ENERGY		223,128,457
FINANCIALS - 19.7%
Banks - 7.3%
AmSouth Bancorp.	119,346	2,670,963
Bank of America Corp.	498,098	35,046,175
Bank of New York Co., Inc.	240,032	8,101,080
Bank One Corp.	379,923	14,619,437
BB&T Corp.	143,353	5,533,426
Charter One Financial, Inc.	72,723	2,500,217
Comerica, Inc.	58,213	3,574,278
Fifth Third Bancorp	189,844	12,653,103
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
First Tennessee National Corp.	41,700	$ 1,597,110
FleetBoston Financial Corp.	339,898	10,995,700
Golden West Financial Corp.	51,253	3,525,181
Huntington Bancshares, Inc.	82,403	1,600,266
KeyCorp	138,346	3,776,846
Marshall & Ilsley Corp.	69,800	2,158,914
Mellon Financial Corp.	144,126	4,529,880
National City Corp.	196,595	6,536,784
Northern Trust Corp.	72,597	3,198,624
PNC Financial Services Group, Inc.	94,023	4,915,522
Regions Financial Corp.	74,164	2,606,865
SouthTrust Corp.	110,968	2,898,484
SunTrust Banks, Inc.	94,133	6,374,687
Synovus Financial Corp.	94,665	2,605,181
U.S. Bancorp, Delaware	621,319	14,507,799
Union Planters Corp.	67,141	2,173,354
Wachovia Corp.	442,910	16,910,304
Washington Mutual, Inc.	313,105	11,619,327
Wells Fargo & Co.	551,510	27,608,591
Zions Bancorp	30,100	1,568,210
		216,406,308
Diversified Financials - 7.5%
AMBAC Financial Group, Inc.	34,387	2,310,806
American Express Co.	430,413	15,632,600
Bear Stearns Companies, Inc.	32,459	1,986,491
Capital One Financial Corp.	67,950	4,148,348
Charles Schwab Corp.	444,354	4,976,765
Citigroup, Inc.	1,665,648	64,543,860
Countrywide Credit Industries, Inc.	38,370	1,851,353
Fannie Mae	323,031	23,823,536
Franklin Resources, Inc.	84,988	3,623,888
Freddie Mac	226,402	13,855,802
Household International, Inc.	149,388	7,424,584
J.P. Morgan Chase & Co.	641,979	21,775,928
Lehman Brothers Holdings, Inc.	79,436	4,966,339
MBNA Corp.	277,820	9,187,507
Merrill Lynch & Co., Inc.	273,758	11,087,199
Moody's Corp.	50,749	2,524,763
Morgan Stanley	358,122	15,427,896
Providian Financial Corp.	94,426	555,225
SLM Corp.	51,194	4,960,699
State Street Corp.	105,934	4,735,250
Stilwell Financial, Inc.	71,919	1,308,926
T. Rowe Price Group, Inc.	40,080	1,317,830
		222,025,595
Insurance - 4.6%
ACE Ltd.	84,600	2,673,360
AFLAC, Inc.	170,174	5,445,568
Allstate Corp.	231,990	8,578,990
American International Group, Inc.	845,536	57,690,921

	Shares	Value (Note 1)
Aon Corp.	85,448	$ 2,519,007
Cincinnati Financial Corp.	52,469	2,441,383
Conseco, Inc. (a)	109,141	218,282
Hartford Financial Services Group, Inc.	79,853	4,748,858
Jefferson-Pilot Corp.	49,088	2,307,136
John Hancock Financial Services, Inc.	97,067	3,416,758
Lincoln National Corp.	61,764	2,594,088
Loews Corp.	62,445	3,308,961
Marsh & McLennan Companies, Inc.	89,583	8,653,718
MBIA, Inc.	48,416	2,736,956
MetLife, Inc.	228,228	6,572,966
MGIC Investment Corp.	34,967	2,370,763
Progressive Corp.	71,680	4,146,688
SAFECO Corp.	41,776	1,290,461
St. Paul Companies, Inc.	67,590	2,630,603
The Chubb Corp.	55,269	3,913,045
Torchmark Corp.	40,433	1,544,541
UnumProvident Corp.	78,852	2,006,783
XL Capital Ltd. Class A	43,200	3,659,040
		135,468,876
Real Estate - 0.3%
Equity Office Properties Trust	137,700	4,144,770
Equity Residential Properties Trust (SBI)	87,800	2,524,250
Plum Creek Timber Co., Inc.	59,400	1,823,580
Simon Property Group, Inc.	42,400	1,562,016
		10,054,616
TOTAL FINANCIALS		583,955,395
HEALTH CARE - 13.7%
Biotechnology - 0.9%
Amgen, Inc. (a)	322,068	13,488,208
Biogen, Inc. (a)	48,173	1,995,807
Chiron Corp. (a)	61,719	2,181,767
Genzyme Corp. - General Division (a)	68,700	1,321,788
Immunex Corp. (a)	209,500	4,680,230
MedImmune, Inc. (a)	80,684	2,130,058
		25,797,858
Health Care Equipment & Supplies - 1.6%
Applera Corp. - Applied Biosystems Group	69,304	1,350,735
Bausch & Lomb, Inc.	17,427	589,904
Baxter International, Inc.	191,956	8,532,444
Becton, Dickinson & Co.	84,060	2,895,867
Biomet, Inc.	87,788	2,380,811
Boston Scientific Corp. (a)	131,169	3,845,875
C.R. Bard, Inc.	16,572	937,644
Guidant Corp. (a)	99,070	2,994,886
Medtronic, Inc.	393,578	16,864,817
St. Jude Medical, Inc. (a)	28,022	2,069,425
Stryker Corp.	63,905	3,419,557
Zimmer Holdings, Inc. (a)	63,057	2,248,613
		48,130,578
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 1.9%
Aetna, Inc.	47,165	$ 2,262,505
AmerisourceBergen Corp.	33,831	2,571,156
Cardinal Health, Inc.	146,524	8,998,039
CIGNA Corp.	45,532	4,435,727
HCA, Inc.	169,233	8,038,568
Health Management Associates, Inc. Class A (a)	80,700	1,626,105
HealthSouth Corp. (a)	127,827	1,634,907
Humana, Inc. (a)	55,655	869,888
IMS Health, Inc.	96,074	1,724,528
Manor Care, Inc. (a)	36,019	828,437
McKesson Corp.	94,219	3,080,961
Quintiles Transnational Corp. (a)	38,879	485,599
Tenet Healthcare Corp. (a)	106,989	7,655,063
UnitedHealth Group, Inc.	100,215	9,174,683
Wellpoint Health Networks, Inc. (a)	41,470	3,226,781
		56,612,947
Pharmaceuticals - 9.3%
Abbott Laboratories	506,798	19,080,945
Allergan, Inc.	42,984	2,869,182
Bristol-Myers Squibb Co.	630,072	16,192,850
Eli Lilly & Co.	365,847	20,633,771
Forest Laboratories, Inc. (a)	57,811	4,093,019
Johnson & Johnson	974,454	50,924,966
King Pharmaceuticals, Inc. (a)	75,079	1,670,508
Merck & Co., Inc.	733,073	37,122,817
Pfizer, Inc.	2,020,876	70,730,660
Pharmacia Corp.	418,465	15,671,514
Schering-Plough Corp.	477,107	11,736,832
Watson Pharmaceuticals, Inc. (a)	34,814	879,750
Wyeth	429,408	21,985,690
		273,592,504
TOTAL HEALTH CARE		404,133,887
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.1%
Boeing Co.	272,836	12,277,620
General Dynamics Corp.	65,872	7,005,487
Goodrich Corp.	33,918	926,640
Honeywell International, Inc.	265,048	9,337,641
Lockheed Martin Corp.	144,535	10,045,183
Northrop Grumman Corp.	34,137	4,267,125
Raytheon Co.	127,632	5,201,004
Rockwell Collins, Inc.	60,648	1,662,968
United Technologies Corp.	154,162	10,467,600
		61,191,268

	Shares	Value (Note 1)
Air Freight & Logistics - 0.2%
FedEx Corp.	96,574	$ 5,157,052
Ryder System, Inc.	19,834	537,303
		5,694,355
Airlines - 0.2%
AMR Corp. (a)	50,299	848,041
Delta Air Lines, Inc.	40,094	801,880
Southwest Airlines Co.	249,273	4,028,252
		5,678,173
Building Products - 0.2%
American Standard Companies, Inc. (a)	23,700	1,779,870
Crane Co.	19,326	490,494
Masco Corp.	149,803	4,061,159
		6,331,523
Commercial Services & Supplies - 2.0%
Allied Waste Industries, Inc. (a)	59,699	573,110
Apollo Group, Inc. Class A (a)	56,500	2,227,230
Automatic Data Processing, Inc.	201,628	8,780,899
Avery Dennison Corp.	35,727	2,241,869
Cendant Corp. (a)	316,117	5,019,938
Cintas Corp.	55,565	2,746,578
Concord EFS, Inc. (a)	166,070	5,005,350
Convergys Corp. (a)	55,939	1,089,692
Deluxe Corp.	21,972	854,491
Equifax, Inc.	47,075	1,271,025
First Data Corp.	248,100	9,229,320
Fiserv, Inc. (a)	61,996	2,275,873
H&R Block, Inc.	60,046	2,771,123
Paychex, Inc.	121,855	3,812,843
Pitney Bowes, Inc.	80,028	3,178,712
R.R. Donnelley & Sons Co.	37,309	1,027,863
Robert Half International, Inc. (a)	57,376	1,336,861
Sabre Holdings Corp. Class A (a)	43,434	1,554,937
Waste Management, Inc.	200,259	5,216,747
		60,214,461
Construction & Engineering - 0.0%
Fluor Corp.	25,516	993,848
McDermott International, Inc. (a)	19,847	160,761
		1,154,609
Electrical Equipment - 0.5%
American Power Conversion Corp. (a)	63,531	802,397
Cooper Industries Ltd.	30,451	1,196,724
Emerson Electric Co.	136,827	7,321,613
Molex, Inc.	63,150	2,117,420
Power-One, Inc. (a)	25,639	159,475
Rockwell Automation, Inc.	59,948	1,197,761
Thomas & Betts Corp.	18,897	351,484
		13,146,874
Industrial Conglomerates - 4.1%
3M Co.	125,975	15,494,925
General Electric Co.	3,216,018	93,425,323
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	46,488	$ 2,180,287
Tyco International Ltd.	651,830	8,806,223
		119,906,758
Machinery - 1.1%
Caterpillar, Inc.	111,679	5,466,687
Cummins, Inc.	13,420	444,202
Danaher Corp.	47,200	3,131,720
Deere & Co.	77,258	3,700,658
Dover Corp.	66,145	2,315,075
Eaton Corp.	22,575	1,642,331
Illinois Tool Works, Inc.	99,473	6,794,006
Ingersoll-Rand Co. Ltd. Class A	55,187	2,519,838
ITT Industries, Inc.	28,917	2,041,540
Navistar International Corp.	19,402	620,864
PACCAR, Inc.	37,447	1,662,272
Pall Corp.	39,676	823,277
Parker Hannifin Corp.	37,904	1,811,432
		32,973,902
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	124,910	3,747,300
CSX Corp.	69,507	2,436,220
Norfolk Southern Corp.	125,665	2,938,048
Union Pacific Corp.	80,749	5,109,797
		14,231,365
Trading Companies & Distributors - 0.1%
Genuine Parts Co.	55,978	1,951,953
W.W. Grainger, Inc.	30,713	1,538,721
		3,490,674
TOTAL INDUSTRIALS		324,013,962
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.0%
ADC Telecommunications, Inc. (a)	272,517	624,064
Andrew Corp. (a)	26,520	395,678
Avaya, Inc. (a)	93,778	464,201
CIENA Corp. (a)	107,100	448,749
Cisco Systems, Inc. (a)	2,369,418	33,053,381
Comverse Technology, Inc. (a)	60,632	561,452
Corning, Inc.	308,559	1,095,384
JDS Uniphase Corp. (a)	443,361	1,183,774
Lucent Technologies, Inc.	1,116,497	1,853,385
Motorola, Inc.	725,524	10,462,056
Nortel Networks Corp.	1,046,446	1,517,343
QUALCOMM, Inc. (a)	250,113	6,875,606
Scientific-Atlanta, Inc.	51,176	841,845
Tellabs, Inc. (a)	133,951	830,496
		60,207,414
Computers & Peripherals - 3.2%
Apple Computer, Inc. (a)	116,016	2,055,804

	Shares	Value (Note 1)
Dell Computer Corp. (a)	840,058	$ 21,959,116
EMC Corp. (a)	724,533	5,470,224
Gateway, Inc. (a)	107,160	475,790
Hewlett-Packard Co.	983,465	15,027,345
International Business Machines Corp.	553,958	39,884,976
Lexmark International, Inc. Class A (a)	42,262	2,299,053
NCR Corp. (a)	31,552	1,091,699
Network Appliance, Inc. (a)	107,714	1,339,962
Palm, Inc. (a)	182,867	321,846
Sun Microsystems, Inc. (a)	1,061,333	5,317,278
		95,243,093
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	151,184	3,575,502
Jabil Circuit, Inc. (a)	62,629	1,322,098
Millipore Corp.	15,535	496,809
PerkinElmer, Inc.	40,200	444,210
Sanmina-SCI Corp. (a)	170,699	1,077,111
Solectron Corp. (a)	267,822	1,647,105
Symbol Technologies, Inc.	74,890	636,565
Tektronix, Inc. (a)	30,119	563,526
Thermo Electron Corp.	57,807	953,816
Waters Corp. (a)	42,500	1,134,750
		11,851,492
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	200,492	2,959,262
IT Consulting & Services - 0.3%
Computer Sciences Corp. (a)	55,569	2,656,198
Electronic Data Systems Corp.	156,362	5,808,848
Unisys Corp. (a)	103,634	932,706
		9,397,752
Office Electronics - 0.1%
Xerox Corp. (a)	236,563	1,648,844
Semiconductor Equipment & Products - 3.3%
Advanced Micro Devices, Inc. (a)	110,491	1,073,973
Agere Systems, Inc.:
Class A (a)	1	1
Class B (a)	1	2
Altera Corp. (a)	125,267	1,703,631
Analog Devices, Inc. (a)	118,127	3,508,372
Applied Materials, Inc. (a)	533,150	10,140,513
Applied Micro Circuits Corp. (a)	97,288	460,172
Broadcom Corp. Class A (a)	85,240	1,495,110
Intel Corp.	2,163,697	39,530,744
KLA-Tencor Corp. (a)	60,856	2,677,055
Linear Technology Corp.	103,138	3,241,627
LSI Logic Corp. (a)	118,770	1,039,238
Maxim Integrated Products, Inc. (a)	105,907	4,059,415
Micron Technology, Inc. (a)	195,170	3,946,337
National Semiconductor Corp. (a)	57,802	1,686,084
Novellus Systems, Inc. (a)	46,587	1,583,958
NVIDIA Corp. (a)	47,000	807,460
PMC-Sierra, Inc. (a)	53,624	497,094
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
QLogic Corp. (a)	30,254	$ 1,152,677
Teradyne, Inc. (a)	57,064	1,341,004
Texas Instruments, Inc.	564,530	13,379,361
Vitesse Semiconductor Corp. (a)	60,471	188,065
Xilinx, Inc. (a)	109,052	2,446,036
		95,957,929
Software - 4.5%
Adobe Systems, Inc.	78,034	2,223,969
Autodesk, Inc.	38,338	507,979
BMC Software, Inc. (a)	79,454	1,318,936
Citrix Systems, Inc. (a)	64,818	391,501
Computer Associates International, Inc.	189,802	3,015,954
Compuware Corp. (a)	120,030	728,582
Intuit, Inc. (a)	69,945	3,477,665
Mercury Interactive Corp. (a)	26,902	617,670
Microsoft Corp. (a)	1,754,235	95,956,652
Novell, Inc. (a)	105,647	339,127
Oracle Corp. (a)	1,791,749	16,967,863
Parametric Technology Corp. (a)	87,820	301,223
PeopleSoft, Inc. (a)	100,362	1,493,387
Rational Software Corp. (a)	64,200	527,082
Siebel Systems, Inc. (a)	152,757	2,172,205
VERITAS Software Corp. (a)	132,023	2,612,735
		132,652,530
TOTAL INFORMATION TECHNOLOGY		409,918,316
MATERIALS - 3.2%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	73,869	3,728,168
Dow Chemical Co.	293,237	10,081,488
E.I. du Pont de Nemours & Co.	321,440	14,271,936
Eastman Chemical Co.	25,113	1,177,800
Ecolab, Inc.	41,584	1,922,428
Engelhard Corp.	42,323	1,198,587
Great Lakes Chemical Corp.	16,278	431,204
Hercules, Inc. (a)	35,238	408,761
International Flavors & Fragrances, Inc.	30,783	1,000,140
PPG Industries, Inc.	54,918	3,399,424
Praxair, Inc.	52,290	2,978,961
Rohm & Haas Co.	71,682	2,902,404
Sigma Aldrich Corp.	23,874	1,197,281
		44,698,582
Construction Materials - 0.0%
Vulcan Materials Co.	33,989	1,488,718
Containers & Packaging - 0.2%
Ball Corp.	17,922	743,405
Bemis Co., Inc.	17,154	814,815
Pactiv Corp. (a)	51,753	1,231,721

	Shares	Value (Note 1)
Sealed Air Corp.	27,265	$ 1,097,962
Temple-Inland, Inc.	16,349	945,953
		4,833,856
Metals & Mining - 0.9%
Alcan, Inc.	104,612	3,980,817
Alcoa, Inc.	276,286	9,158,881
Allegheny Technologies, Inc.	26,237	414,545
Barrick Gold Corp.	174,530	3,318,407
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	47,049	839,825
Inco Ltd. (a)	59,433	1,338,546
Newmont Mining Corp. Holding Co.	127,526	3,357,760
Nucor Corp.	25,385	1,651,040
Phelps Dodge Corp.	25,659	1,057,151
Placer Dome, Inc.	107,111	1,200,875
United States Steel Corp.	29,149	579,774
Worthington Industries, Inc.	27,991	506,637
		27,404,258
Paper & Forest Products - 0.6%
Boise Cascade Corp.	18,825	650,027
Georgia-Pacific Group	74,118	1,821,820
International Paper Co.	156,714	6,829,596
Louisiana-Pacific Corp.	33,964	359,679
MeadWestvaco Corp.	64,531	2,165,660
Weyerhaeuser Co.	71,562	4,569,234
		16,396,016
TOTAL MATERIALS		94,821,430
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.8%
ALLTEL Corp.	101,061	4,749,867
AT&T Corp.	1,162,930	12,443,351
BellSouth Corp.	606,590	19,107,585
CenturyTel, Inc.	46,163	1,361,809
Citizens Communications Co.	89,018	744,190
Qwest Communications International, Inc.	549,529	1,538,681
SBC Communications, Inc.	1,088,270	33,192,235
Sprint Corp. - FON Group	292,541	3,103,860
Verizon Communications, Inc.	886,719	35,601,768
		111,843,346
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. (a)	878,700	5,140,395
Nextel Communications, Inc. Class A (a)	259,576	833,239
Sprint Corp. - PCS Group Series 1 (a)	321,496	1,437,087
		7,410,721
TOTAL TELECOMMUNICATION SERVICES		119,254,067
UTILITIES - 3.1%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	40,757	1,049,493
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
Ameren Corp.	44,883	$ 1,930,418
American Electric Power Co., Inc.	106,439	4,259,689
Cinergy Corp.	52,028	1,872,488
CMS Energy Corp.	43,607	478,805
Consolidated Edison, Inc.	69,457	2,899,830
Constellation Energy Group, Inc.	53,490	1,569,397
Dominion Resources, Inc.	87,325	5,780,915
DTE Energy Co.	53,946	2,408,149
Edison International (a)	106,586	1,811,962
Entergy Corp.	72,250	3,066,290
Exelon Corp.	105,105	5,496,992
FirstEnergy Corp.	98,871	3,300,314
FPL Group, Inc.	57,618	3,456,504
PG&E Corp. (a)	126,780	2,268,094
Pinnacle West Capital Corp.	27,681	1,093,400
PPL Corp.	47,753	1,579,669
Progress Energy, Inc.	71,102	3,698,015
Public Service Enterprise Group, Inc.	68,490	2,965,617
Reliant Energy, Inc.	97,439	1,646,719
Southern Co.	228,645	6,264,873
TECO Energy, Inc.	44,300	1,096,425
TXU Corp.	87,582	4,514,852
Xcel Energy, Inc.	121,651	2,040,087
		66,548,997
Gas Utilities - 0.4%
El Paso Corp.	188,062	3,875,958
KeySpan Corp.	45,269	1,704,378
Kinder Morgan, Inc.	37,743	1,434,989
Nicor, Inc.	14,571	666,623
NiSource, Inc.	68,065	1,485,859
Peoples Energy Corp.	11,641	424,431
Sempra Energy	67,897	1,502,561
		11,094,799
Multi-Utilities & Unregulated Power - 0.4%
AES Corp. (a)	174,183	944,072
Calpine Corp. (a)	97,810	687,604
Duke Energy Corp.	270,927	8,425,830
Dynegy, Inc. Class A	122,520	882,144
Mirant Corp. (a)	132,378	966,359
Williams Companies, Inc.	169,684	1,016,407
		12,922,416
TOTAL UTILITIES		90,566,212
TOTAL COMMON STOCKS (Cost $2,496,764,067)		2,942,217,449
U.S. Treasury Obligations - 0.1%
Ratings (unaudited)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.66% to 1.69% 9/12/02 (c) (Cost $1,574,553)	-	$ 1,580,000	$ 1,574,682
Money Market Funds - 4.8%
	Shares
Deutsche Daily Assets Fund Institutional, 1.96% (b) (Cost $143,033,657)	143,033,657	143,033,657
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $2,641,372,277)		3,086,825,788
NET OTHER ASSETS - (4.4)%		(130,879,860)
NET ASSETS - 100%		$ 2,955,945,928
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
61 S&P 500 Index Contracts	Sept. 2002	$ 15,099,025	$ 293,709

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,574,682.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $94,248,952 and $139,332,094.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms were $12,750 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral letters of credit valued at $2,899,836.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,706,000. The weighted average interest rate was 1.87%. At period end there were no bank borrowings outstanding.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $2,649,109,619. Net unrealized appreciation aggregated $437,716,169, of which $890,979,568 related to appreciated investment securities and $453,263,399 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $55,550,000 of which $12,929,000 and $42,621,000 will expire on December 31, 2008 and 2009, respectively.

Index 500 Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Index 500 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $127,989,732) (cost $2,641,372,277) - See accompanying schedule		$ 3,086,825,788
Receivable for investments sold		10,735,348
Receivable for fund shares sold		1,540,501
Dividends receivable		3,527,161
Other receivables		50,285
Total assets		3,102,679,083
Liabilities
Payable to custodian bank	$ 475,121
Payable for fund shares redeemed	2,414,972
Accrued management fee	480,555
Distribution fees payable	5,957
Payable for daily variation on futures contracts	15,516
Other payables and accrued expenses	307,377
Collateral on securities loaned, at value	143,033,657
Total liabilities		146,733,155
Net Assets		$ 2,955,945,928
Net Assets consist of:
Paid in capital		$ 2,612,155,512
Undistributed net investment income		19,534,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(121,491,240)
Net unrealized appreciation (depreciation) on investments		445,747,220
Net Assets		$ 2,955,945,928
Initial Class: Net Asset Value, offering price and redemption price per share ($2,923,613,315 ÷ 26,233,962 shares)		$ 111.44
Service Class: Net Asset Value, offering price and redemption price per share ($5,940,663 ÷ 53,377 shares)		$ 111.30
Service Class 2: Net Asset Value, offering price and redemption price per share ($26,391,950 ÷ 238,008 shares)		$ 110.89

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 23,774,939
Interest		163,320
Security lending		365,333
Total income		24,303,592
Expenses
Management fee	$ 4,013,341
Transfer agent fees	1,111,000
Distribution fees	31,905
Accounting and security lending fees	307,482
Non-interested trustees' compensation	3,486
Audit	25,095
Legal	9,475
Interest	1,185
Miscellaneous	56,887
Total expenses before reductions	5,559,856
Expense reductions	(836,298)	4,723,558
Net investment income (loss)		19,580,034
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(44,290,345)
Foreign currency transactions	(2,169)
Futures contracts	(2,563,903)
Total net realized gain (loss)		(46,856,417)
Change in net unrealized appreciation (depreciation) on: Investment securities	(434,350,918)
Futures contracts	(37,336)
Total change in net unrealized appreciation (depreciation)		(434,388,254)
Net gain (loss)		(481,244,671)
Net increase (decrease) in net assets resulting from operations		$ (461,664,637)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Index 500 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,580,034	$ 39,993,861
Net realized gain (loss)	(46,856,417)	(75,070,584)
Change in net unrealized appreciation (depreciation)	(434,388,254)	(470,213,066)
Net increase (decrease) in net assets resulting from operations	(461,664,637)	(505,289,789)
Distributions to shareholders from net investment income	(39,813,740)	(44,349,182)
Share transactions - net increase (decrease)	(40,549,354)	(101,528,167)
Total increase (decrease) in net assets	(542,027,731)	(651,167,138)
Net Assets
Beginning of period	3,497,973,659	4,149,140,797
End of period (including undistributed net investment income of $19,534,436 and undistributed net investment income of $39,763,829, respectively)	$ 2,955,945,928	$ 3,497,973,659
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	1,933,107	35,507	150,505
Reinvested	321,923	354	1,841
Redeemed	(2,739,061)	(7,710)	(63,755)
Net increase (decrease)	(484,031)	28,151	88,591
Dollars
Sold	$ 242,636,776	$ 4,428,542	$ 18,812,913
Reinvested	39,545,037	43,491	225,252
Redeemed	(337,236,980)	(944,629)	(8,059,756)
Net increase (decrease)	$ (55,055,167)	$ 3,527,404	$ 10,978,409

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	6,184,955	25,891	260,463
Reinvested	292,574	6	464
Redeemed	(7,504,344)	(1,271)	(113,677)
Net increase (decrease)	(1,026,815)	24,626	147,250
Dollars
Sold	$ 838,885,942	$ 3,293,163	$ 34,748,747
Reinvested	44,278,192	967	70,023
Redeemed	(1,008,036,633)	(160,944)	(14,607,624)
Net increase (decrease)	$ (124,872,499)	$ 3,133,186	$ 20,211,146

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 39,544,997	$ 43,491	$ 225,252
From net realized gain	-	-	-
Total	$ 39,544,997	$ 43,491	$ 225,252

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 44,278,192	$ 967	$ 70,023
From net realized gain	-	-	-
Total	$ 44,278,192	$ 967	$ 70,023

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 130.08	$ 149.53	$ 167.41	$ 141.24	$ 114.40	$ 89.05
Income from Investment Operations
Net investment income (loss) E	.73	1.48	1.51	1.64	1.65	1.80
Net realized and unrealized gain (loss)	(17.88)	(19.34)	(16.99)	26.88	29.70	26.67
Total from investment operations	(17.15)	(17.86)	(15.48)	28.52	31.35	28.47
Distributions from net investment income	(1.49)	(1.59)	(1.67)	(1.40)	(1.36)	(1.03)
Distributions from net realized gain	-	-	(.73)	(.95)	(3.15)	(2.09)
Total distributions	(1.49)	(1.59)	(2.40)	(2.35)	(4.51)	(3.12)
Net asset value, end of period	$ 111.44	$ 130.08	$ 149.53	$ 167.41	$ 141.24	$ 114.40
Total Return B, C, D	(13.29)%	(12.09)%	(9.30)%	20.52%	28.31%	32.83%
Ratios to Average Net Assets F
Expenses before expense reductions	.33% A	.35%	.33%	.34%	.35%	.40%
Expenses net of voluntary waivers, if any	.28% A	.28%	.28%	.28%	.28%	.28%
Expenses net of all reductions	.28% A	.28%	.28%	.28%	.28%	.28%
Net investment income (loss)	1.17% A	1.09%	.94%	1.09%	1.33%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,923,613	$ 3,475,357	$ 4,148,728	$ 5,538,735	$ 3,772,068	$ 2,098,042
Portfolio turnover rate	6% A	9%	10%	8%	4%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 129.94	$ 149.46	$ 166.69
Income from Investment Operations
Net investment income (loss) E	.65	1.24	.65
Net realized and unrealized gain (loss)	(17.82)	(19.23)	(17.88)
Total from investment operations	(17.17)	(17.99)	(17.23)
Distributions from net investment income	(1.47)	(1.53)	-
Net asset value, end of period	$ 111.30	$ 129.94	$ 149.46
Total Return B, C, D	(13.32)%	(12.18)%	(10.34)%
Ratios to Average Net Assets G
Expenses before expense reductions	.47% A	.56%	.43% A
Expenses net of voluntary waivers, if any	.38% A	.38%	.38% A
Expenses net of all reductions	.38% A	.38%	.38% A
Net investment income (loss)	1.07% A	.99%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,941	$ 3,278	$ 90
Portfolio turnover rate	6% A	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 129.43	$ 149.18	$ 163.25
Income from Investment Operations
Net investment income (loss) E	.56	1.09	1.04
Net realized and unrealized gain (loss)	(17.77)	(19.23)	(12.71)
Total from investment operations	(17.21)	(18.14)	(11.67)
Distributions from net investment income	(1.33)	(1.61)	(1.67)
Distributions from net realized gain	-	-	(.73)
Total distributions	(1.33)	(1.61)	(2.40)
Net asset value, end of period	$ 110.89	$ 129.43	$ 149.18
Total Return B, C, D	(13.39)%	(12.31)%	(7.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	.59% A	.61%	.76% A
Expenses net of voluntary waivers, if any	.53% A	.53%	.53% A
Expenses net of all reductions	.53% A	.53%	.53% A
Net investment income (loss)	.92% A	.84%	.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,392	$ 19,338	$ 323
Portfolio turnover rate	6% A	9%	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Index 500 Portfolio

Fidelity Variable Insurance Products: Overseas Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Overseas - Service Class 2	-13.21%	-0.98%	4.98%
MSCI EAFE	-9.31%	-1.33%	5.52%
Variable Annuity International Funds Average	-10.10%	-0.03%	6.76%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index - a market capitalization-weighted index of over 1,000 equity securities of companies domiciled in 22 countries that is designed to represent the performance of developed stock markets outside the United States and Canada. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity international funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 157 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Overseas Portfolio - Service Class 2 on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,258 - a 62.58% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $17,121 - a 71.21% increase.

Understanding Performance

Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States.

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Rick Mace, Portfolio Manager of Overseas Portfolio

Q. How did the fund perform, Rick?

A. For the six-month period ending June 30, 2002, the fund underperformed the -1.46% return for the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. The fund's return also lagged the Lipper variable annuity international funds average, which fell 1.70%. For the 12 months ending June 30, 2002, the fund lagged the returns of the index and Lipper peer group average, which slid 9.31% and 10.10%, respectively.

Q. Why did the fund underperform its index and peer group average during the past six months?

A. There wasn't any one major factor, but a couple of things worked against us that together offset the positive contributions that came from selected strategies I used for the fund. First, underweighting two conservative sectors - industrials and consumer staples - caused some of the fund's underperformance relative to the index, as these stock groups benefited from ongoing economic uncertainty. Second, the fund's holdings in the health care and materials sectors didn't perform as well as their counterparts in the index. Relative weakness in these areas was offset somewhat by good stock selection in both technology and diversified financial stocks. I suspect the fund slightly underperformed its peer group average because many of our competitors embraced a slightly more conservative positioning that benefited them in the short run.

Q. Can you elaborate on the key components of your strategy?

A. I continued to believe the global economy was getting closer to a recovery. With that outlook, I overweighted cyclically oriented stocks that could benefit from an improving economy, and chose companies in the technology, media, telecommunications and brokerage sectors as the vehicles to reap that potential benefit. These areas typically experience greater upside than other cyclicals in such an environment. More specifically, I emphasized Japanese export-dependent electronic component makers, such as Rohm and Murata, which were viewed as potential beneficiaries of what many investors anticipated as a forthcoming economic rebound in the U.S. - Japan's biggest export market. I also boosted our holdings in semiconductor companies that depend heavily on U.S. sales, such as South Korea's Samsung Electronics, Taiwan Semiconductor, and U.S.-based Micron Technology. These holdings performed quite well and I cut back our positions during the period to lock in profits. Elsewhere, having a higher exposure to strong-performing Japanese financials with large brokerage and underwriting operations, such as Daiwa Securities, Nomura Holdings and Nikko Cordial, was helpful.

Q. What other strategies did you pursue?

A. I trimmed or eliminated some U.S. metal producers, such as Alcoa and Phelps Dodge, earlier in 2002 to secure profits. I also eliminated our sizable position in U.K. pharmaceutical company AstraZeneca, shortly after favorable rulings by the U.S. Food and Drug Administration (FDA) for the company's competitors were seen as compromising the future market share potential of the company's cholesterol drug, Crestor. I determined the risk/reward benefit of owning AstraZeneca in light of the FDA decision and the challenging market climate was much less favorable.

Q. What holdings hurt the fund's performance?

A. U.S.-based pharmaceutical giant Bristol-Myers Squibb, which I sold off during the period, was hurt by disappointing results for its heart-failure drug treatment, Vanlev, among other reasons. Elsewhere, overweighting selected well-capitalized telecom companies, such as the U.K.'s Vodafone, wasn't helpful. Despite its strong market positioning and financial stability, Vodafone was hurt by the sector's overall weakening fundamentals. However, I remained optimistic about the company's long-term outlook and it remained a sizable, but smaller position in the fund. Irish drugmaker Elan, another big detractor, suffered after the company warned of lower profits for 2002 due to the delay of new products and concerns about its accounting practices.

Q. What's your outlook, Rick?

A. During the period, I broadened the portfolio a bit through additional holdings to diversify the fund's risk. Although I believed the global economy and the equity markets should improve in the next 12 to 18 months, I made this decision because I anticipated some near-term volatility. Shareholders could expect that the fund's makeup is likely to remain a bit more diversified until indicators point to a strong global recovery.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks long-term growth of capital primarily through investments in foreign securities

Start date: January 28, 1987

Size: as of June 30, 2002, more than $1.7 billion

Manager: Richard Mace, since 1996; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Nikko Cordial Corp. (Japan)	3.0
Nomura Holdings, Inc. (Japan)	2.9
TotalFinaElf SA Series B (France)	2.9
Alcan, Inc. (Canada)	2.7
GlaxoSmithKline PLC (United Kingdom)	2.5
14.0
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	28.0
Information Technology	14.7
Energy	10.3
Health Care	9.6
Consumer Discretionary	6.9
Top Five Countries as of June 30, 2002
(excluding cash equivalents)	% of fund's net assets
Japan	27.8
United Kingdom	14.8
France	8.6
Switzerland	7.5
Netherlands	6.2
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.4%
	Shares	Value (Note 1)
Australia - 0.9%
BRL Hardy Ltd.	573,595	$ 2,912,478
News Corp. Ltd. sponsored ADR	622,200	12,288,450
QBE Insurance Group Ltd.	143,400	536,599
TOTAL AUSTRALIA		15,737,527
Bermuda - 0.1%
Tsakos Energy Navigation Ltd.	50,200	702,800
Weatherford International Ltd. (a)	25,800	1,114,560
TOTAL BERMUDA		1,817,360
Brazil - 0.4%
Petroleo Brasileiro SA Petrobras sponsored ADR	364,100	6,866,926
Canada - 5.0%
Alcan, Inc.	1,218,400	46,363,965
Barrick Gold Corp.	125,600	2,388,082
Canadian Natural Resources Ltd.	149,200	5,069,435
EnCana Corp.	142,000	4,373,409
Placer Dome, Inc.	123,600	1,385,742
Suncor Energy, Inc.	595,400	10,444,925
Talisman Energy, Inc.	386,100	17,378,701
TOTAL CANADA		87,404,259
Cayman Islands - 0.2%
Noble Corp. (a)	87,900	3,392,940
Denmark - 0.5%
Danske Bank AS	67,800	1,253,360
Novo-Nordisk AS Series B	225,800	7,504,465
TOTAL DENMARK		8,757,825
Finland - 1.8%
Nokia Corp.	2,145,300	31,063,946
France - 8.6%
Aventis SA (France)	337,260	23,753,223
AXA SA	618,904	11,360,089
BNP Paribas SA	659,280	36,591,095
Credit Lyonnais SA	29,500	1,268,905
Pechiney SA Series A	45,300	2,076,478
Pernod-Ricard	73,500	7,226,308
Sanofi-Synthelabo SA	159,000	9,707,230
Technip-Coflexip SA	17,600	1,859,462
Television Francaise 1 SA	84,500	2,270,407
TotalFinaElf SA Series B	312,844	50,618,159
Vivendi Universal SA	110,300	2,391,885
TOTAL FRANCE		149,123,241
Germany - 4.3%
Allianz AG (Reg.)	80,000	16,210,432
BASF AG	192,700	9,004,941
Deutsche Boerse AG	111,363	4,757,028
Deutsche Lufthansa AG (Reg.)	354,200	5,055,086
Infineon Technologies AG (a)	360,000	5,701,600

	Shares	Value (Note 1)
Muenchener Rueckversicherungs- Gesellschaft AG (Reg.)	93,200	$ 22,168,925
SAP AG	33,200	3,265,774
Schering AG	150,100	9,406,355
TOTAL GERMANY		75,570,141
Hong Kong - 1.9%
China Mobile (Hong Kong) Ltd. (a)	3,986,000	11,655,062
CNOOC Ltd.	3,316,000	4,442,618
Hutchison Whampoa Ltd.	2,363,600	17,651,357
TOTAL HONG KONG		33,749,037
Ireland - 0.1%
Elan Corp. PLC sponsored ADR (a)	408,000	2,231,760
Israel - 0.3%
Check Point Software Technologies Ltd. (a)	381,000	5,166,360
Italy - 1.2%
Telecom Italia Spa	1,539,424	12,022,897
Unicredito Italiano Spa	1,834,000	8,324,962
TOTAL ITALY		20,347,859
Japan - 25.8%
Advantest Corp.	162,400	10,130,903
Canon, Inc.	400,000	15,132,000
Credit Saison Co. Ltd.	507,100	12,064,218
Daiwa Securities Group, Inc.	5,969,000	38,783,402
Fujitsu Ltd.	1,033,000	7,221,541
Hoya Corp.	38,400	2,800,084
Ito-Yokado Co. Ltd.	393,000	19,718,193
JAFCO Co. Ltd.	215,200	19,075,303
Japan Telecom Co. Ltd.	1,090	3,126,396
Keyence Corp.	16,100	3,418,313
Konami Corp.	64,900	1,364,916
Kyocera Corp.	198,000	14,572,800
Matsushita Electric Industrial Co. Ltd.	423,000	5,850,090
Mitsubishi Electric Corp.	3,018,000	13,577,656
Mizuho Holdings, Inc.	2,216	4,929,180
Murata Manufacturing Co. Ltd.	186,600	12,015,052
NEC Corp.	772,000	5,384,020
Nikko Cordial Corp.	10,305,000	52,134,679
Nikon Corp.	707,000	7,845,374
Nintendo Co. Ltd.	12,200	1,800,644
Nippon Telegraph & Telephone Corp.	2,693	11,089,774
Nissan Motor Co. Ltd.	1,779,000	12,347,452
Nomura Holdings, Inc.	3,451,000	50,790,318
Omron Corp.	736,000	10,678,263
ORIX Corp.	306,400	24,776,419
Ricoh Co. Ltd.	171,000	2,967,136
Rohm Co. Ltd.	105,100	15,723,034
Sony Corp.	289,400	15,367,140
Sumitomo Electric Industries Ltd.	724,000	5,031,099
Sumitomo Mitsui Banking Corp.	921,000	4,505,456
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Takeda Chemical Industries Ltd.	490,000	$ 21,552,871
Tokyo Electron Ltd.	168,900	11,030,723
Toshiba Corp.	1,808,000	7,378,049
Toyota Motor Corp.	161,700	4,285,050
TOTAL JAPAN		448,467,548
Korea (South) - 0.8%
KT Corp. sponsored ADR	117,300	2,539,545
Samsung Electronics Co. Ltd.	40,100	10,966,664
TOTAL KOREA (SOUTH)		13,506,209
Mexico - 1.2%
Grupo Televisa SA de CV sponsored ADR (a)	227,900	8,518,902
Telefonos de Mexico SA de CV sponsored ADR	358,700	11,507,096
TOTAL MEXICO		20,025,998
Netherlands - 6.2%
Akzo Nobel NV	221,600	9,683,388
ASML Holding NV (a)	1,343,800	21,349,398
ING Groep NV (Certificaten Van Aandelen)	806,124	20,772,687
Koninklijke Philips Electronics NV	433,600	12,148,777
Royal Dutch Petroleum Co. (Hague Registry)	176,200	9,738,574
STMicroelectronics NV (NY Shares) (a)	200,600	4,880,598
Unilever NV (Certificaten Van Aandelen)	357,800	23,511,013
VNU NV	190,900	5,324,116
TOTAL NETHERLANDS		107,408,551
Netherlands Antilles - 0.2%
Schlumberger Ltd. (NY Shares)	92,400	4,296,600
Norway - 0.5%
Norsk Hydro AS	95,500	4,558,473
Statoil ASA	558,400	4,988,307
TOTAL NORWAY		9,546,780
Singapore - 0.2%
United Overseas Bank Ltd.	384,393	2,762,053
South Africa - 0.1%
Harmony Gold Mining Co. Ltd.	134,900	1,862,408
Spain - 1.9%
Altadis SA	262,100	5,429,137
Banco Popular Espanol SA (Reg.)	173,200	7,685,152
Banco Santander Central Hispano SA	1,336,568	10,650,367
Telefonica SA	1,071,484	9,026,556
TOTAL SPAIN		32,791,212

	Shares	Value (Note 1)
Sweden - 0.2%
Svenska Handelsbanken AB (A Shares)	81,900	$ 1,255,861
Telefonaktiebolaget LM Ericsson AB sponsored ADR (a)	1,195,900	1,722,096
TOTAL SWEDEN		2,977,957
Switzerland - 7.5%
Credit Suisse Group (Reg.)	748,176	23,858,619
Nestle SA (Reg.)	102,962	24,112,718
Novartis AG (Reg.)	728,460	32,177,706
Roche Holding AG (participation certificate)	193,010	14,654,535
Swiss Reinsurance Co. (Reg.)	96,757	9,501,345
UBS AG (Reg.)	420,614	21,247,863
Zurich Financial Services AG	23,470	4,759,894
TOTAL SWITZERLAND		130,312,680
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,415,782	4,916,886
United Microelectronics Corp.	5,822,860	6,988,826
TOTAL TAIWAN		11,905,712
United Kingdom - 14.8%
Abbey National PLC	388,100	4,589,625
Anglo American PLC ADR	125,600	2,053,560
BAA PLC	310,300	2,847,245
BHP Billiton PLC	829,000	4,539,906
BP PLC	4,068,600	34,237,283
British Sky Broadcasting Group PLC (BSkyB) (a)	364,900	3,515,934
BT Group PLC	1,318,800	5,027,257
Cable & Wireless PLC	1,527,100	3,912,459
Carlton Communications PLC	970,000	3,120,378
Diageo PLC	697,800	9,107,240
GlaxoSmithKline PLC	1,982,894	42,771,014
HBOS PLC	510,900	5,556,617
HSBC Holdings PLC (United Kingdom) (Reg.)	1,126,000	13,106,648
Lloyds TSB Group PLC	3,374,300	33,753,057
Logica PLC	484,400	1,484,056
Old Mutual PLC	2,009,700	2,870,756
Prudential PLC	1,338,600	12,303,206
Reed Elsevier PLC	509,400	4,865,323
Rio Tinto PLC (Reg.)	515,000	9,490,500
Shell Transport & Trading Co. PLC (Reg.)	1,295,700	9,719,912
Smith & Nephew PLC	579,200	3,229,581
Vodafone Group PLC	29,152,703	39,793,466
WPP Group PLC	557,700	4,732,893
TOTAL UNITED KINGDOM		256,627,916
United States of America - 3.0%
Baker Hughes, Inc.	90,000	2,996,100
ENSCO International, Inc.	65,900	1,796,434
Common Stocks - continued
	Shares	Value (Note 1)
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	424,500	$ 7,577,325
Grant Prideco, Inc. (a)	80,700	1,097,520
Micron Technology, Inc. (a)	1,591,800	32,186,196
Newmont Mining Corp. Holding Co.	114,900	3,025,317
Transocean, Inc.	56,900	1,772,435
Tyco International Ltd.	118,700	1,603,637
TOTAL UNITED STATES OF AMERICA		52,054,964
TOTAL COMMON STOCKS (Cost $1,496,297,667)		1,535,775,769
Investment Companies - 0.0%

Multi-National - 0.0%
European Warrant Fund, Inc. (a) (Cost $2,953,647)	189,820	569,460
Government Obligations - 0.3%
Ratings (unaudited)		Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.77% 7/5/02 (c) (Cost $4,198,970)	-	$ 4,200,000	4,199,215
Money Market Funds - 13.7%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	169,185,007	169,185,007
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	69,113,351	69,113,351
TOTAL MONEY MARKET FUNDS (Cost $238,298,358)		238,298,358
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,741,748,642)		1,778,842,802
NET OTHER ASSETS - (2.4)%		(42,151,460)
NET ASSETS - 100%		$ 1,736,691,342
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
662 Nikkei 225 Index Contracts	Sept. 2002	$ 34,870,850	$ (3,255,630)

The face value of futures purchased as a percentage of net assets - 2.0%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,524,341.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $567,969,051 and $554,361,128, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $540 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,775,543,309. Net unrealized appreciation aggregated $3,299,493, of which $222,896,309 related to appreciated investment securities and $219,596,816 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $367,608,000 all of which will expire on December 31, 2009.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Overseas Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $69,061,067) (cost $1,741,748,642) - See accompanying schedule		$ 1,778,842,802
Foreign currency held at value (cost $54,326,587)		56,289,397
Receivable for investments sold		10,375,088
Receivable for fund shares sold		7,317,134
Dividends receivable		3,124,182
Interest receivable		261,031
Redemption fees receivable		3,873
Receivable for daily variation on futures contracts		678,550
Other receivables		55,519
Total assets		1,856,947,576
Liabilities
Payable to custodian bank	$ 107,441
Payable for investments purchased	7,515,905
Payable for fund shares redeemed	42,248,192
Accrued management fee	1,054,607
Distribution fees payable	36,011
Other payables and accrued expenses	180,727
Collateral on securities loaned, at value	69,113,351
Total liabilities		120,256,234
Net Assets		$ 1,736,691,342
Net Assets consist of:
Paid in capital		$ 2,170,338,661
Distributions in excess of net investment income		672,840
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(470,307,975)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,987,816
Net Assets		$ 1,736,691,342
Calculation of Maximum Offering Price
Initial Class: Net Asset Value, offering price and redemption price per share ($1,399,781,931 ÷ 104,252,073 shares)		$ 13.43
Service Class: Net Asset Value, offering price and redemption price per share ($235,649,978 ÷ 17,602,517 shares)		$ 13.39
Service Class 2: Net Asset Value, offering price and redemption price per share ($82,806,180 ÷ 6,209,497 shares)		$ 13.34
Initial Class R: Net Asset Value, offering price and redemption price per share ($9,561,405 ÷ 712,283 shares)		$ 13.42
Service Class R: Net Asset Value, offering price and redemption price per share ($8,820,216 ÷ 658,998 shares)		$ 13.38
Service Class 2R: Net Asset Value, offering price and redemption price per share ($71,632 ÷ 5,372 shares)		$ 13.33

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 14,646,066
Interest		2,094,877
Security lending		481,485
		17,222,428
Less foreign taxes withheld		(1,570,386)
Total income		15,652,042
Expenses
Management fee	$ 6,548,850
Transfer agent fees	618,410
Distribution fees	210,557
Accounting and security lending fees	440,829
Non-interested trustees' compensation	6,876
Custodian fees and expenses	264,124
Audit	22,916
Legal	5,802
Miscellaneous	40,104
Total expenses before reductions	8,158,468
Expense reductions	(251,256)	7,907,212
Net investment income (loss)		7,744,830
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(54,257,213)
Foreign currency transactions	(798,302)
Futures contracts	4,194,887
Total net realized gain (loss)		(50,860,628)
Change in net unrealized appreciation (depreciation) on: Investment securities	11,008,279
Assets and liabilities in foreign currencies	3,284,046
Futures contracts	(2,619,518)
Total change in net unrealized appreciation (depreciation)		11,672,807
Net gain (loss)		(39,187,821)
Net increase (decrease) in net assets resulting from operations		$ (31,442,991)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Overseas Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,744,830	$ 18,902,581
Net realized gain (loss)	(50,860,628)	(388,398,076)
Change in net unrealized appreciation (depreciation)	11,672,807	(132,338,513)
Net increase (decrease) in net assets resulting from operations	(31,442,991)	(501,834,008)
Distributions to shareholders from net investment income	(12,564,381)	(120,551,919)
Distributions to shareholders from net realized gain	-	(190,776,039)
Total distributions	(12,564,381)	(311,327,958)
Share transactions - net increase (decrease)	(5,598,306)	62,288,250
Redemption fees	55,592	-
Total increase (decrease) in net assets	(49,550,086)	(750,873,716)
Net Assets
Beginning of period	1,786,241,428	2,537,115,144
End of period (including distributions in excess of net investment income of $672,840 and undistributed net investment income of $4,814,201, respectively)	$ 1,736,691,342	$ 1,786,241,428
Other Information:
Share Transactions		Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
Shares Sold	85,597,748	63,092,875	21,560,914	739,707	858,404	5,372
Reinvested	824,761	120,846	30,335	-	-	-
Redeemed	(90,018,173)	(62,997,588)	(18,919,098)	(27,424)	(199,406)	-
Net increase (decrease)	(3,595,664)	216,133	2,672,151	712,283	658,998	5,372
Dollars Sold	$ 1,165,318,639	$ 854,395,037	$ 290,516,042	$ 10,293,398	$ 11,903,674	$ 75,000
Reinvested	10,622,916	1,552,870	388,594	-	-	-
Redeemed	(1,232,639,308)	(858,309,232)	(256,606,275)	(366,371)	(2,743,290)	-
Net increase (decrease)	$ (56,697,753)	$ (2,361,325)	$ 34,298,361	$ 9,927,027	$ 9,160,384	$ 75,000
		Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
Shares Sold	173,999,497	142,723,429	11,546,592	-	-	-
Reinvested	15,519,663	1,933,710	110,941	-	-	-
Redeemed	(195,055,949)	(140,169,677)	(8,740,638)	-	-	-
Net increase (decrease)	(5,536,789)	4,487,462	2,916,895	-	-	-
Dollars Sold	$ 2,794,972,744	$ 2,146,873,700	$ 163,704,441	-	-	-
Reinvested	275,163,626	34,207,331	1,957,001	-	-	-
Redeemed	(3,120,566,680)	(2,110,121,164)	(123,902,749)	-	-	-
Net increase (decrease)	$ (50,430,310)	$ 70,959,867	$ 41,758,693	-	-	-
Distributions		Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
From net investment income	$ 10,622,916	$ 1,552,871	$ 388,594	-	-	-
From net realized gain	-	-	-	-	-	-
Total	$ 10,622,916	$ 1,552,871	$ 388,594	$ -	$ -	$ -
		Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Initial Class RA	Service Class RA	Service Class 2RA
From net investment income	$ 106,625,905	$ 13,167,676	$ 758,338	-	-	-
From net realized gain	168,537,721	21,039,655	1,198,663	-	-	-
Total	$ 275,163,626	$ 34,207,331	$ 1,957,001	$ -	$ -	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.88	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84
Income from Investment Operations
Net investment income (loss) E	.06	.14	.19 G	.24	.23	.30
Net realized and unrealized gain (loss)	(.41)	(3.86)	(4.93)	7.95	2.13	1.70
Total from investment operations	(.35)	(3.72)	(4.74)	8.19	2.36	2.00
Distributions from net investment income	(.10)	(.93)	(.31)	(.31)	(.38)	(.33)
Distributions in excess of net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	-	(1.47)	(2.33)	(.50)	(1.12)	(1.31)
Total distributions	(.10)	(2.40)	(2.70)	(.81)	(1.50)	(1.64)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 13.43	$ 13.88	$ 20.00	$ 27.44	$ 20.06	$ 19.20
Total Return B, C, D	(2.49)%	(21.21)%	(19.07)%	42.55%	12.81%	11.56%
Ratios to Average Net Assets F
Expenses before expense reductions	.90% A	.92%	.89%	.91%	.91%	.92%
Expenses net of voluntary waivers, if any	.90% A	.92%	.89%	.91%	.91%	.92%
Expenses net of all reductions	.87% A	.87%	.87%	.87%	.89%	.90%
Net investment income (loss)	.90% A	.91%	.84%	1.10%	1.19%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,399,782	$ 1,496,873	$ 2,267,507	$ 2,736,851	$ 2,074,843	$ 1,926,322
Portfolio turnover rate	73% A	98%	136%	78%	84%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Investment income per share reflects a special dividend which amounted to $.04 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 19.94	$ 27.39	$ 20.04	$ 19.20	$ 19.36
Income from Investment Operations
Net investment income (loss) E	.05	.12	.17 H	.22	.15	.01
Net realized and unrealized gain (loss)	(.40)	(3.84)	(4.93)	7.94	2.19	(.17)
Total from investment operations	(.35)	(3.72)	(4.76)	8.16	2.34	(.16)
Distributions from net investment income	(.09)	(.92)	(.30)	(.31)	(.38)	-
Distributions in excess of net investment income	-	-	(.06)	-	-	-
Distributions from net realized gain	-	(1.47)	(2.33)	(.50)	(1.12)	-
Total distributions	(.09)	(2.39)	(2.69)	(.81)	(1.50)	-
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 13.39	$ 13.83	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Total Return B, C, D	(2.50)%	(21.27)%	(19.18)%	42.44%	12.69%	(.83)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.00% A	1.03%	.99%	1.01%	1.01%	1.02% A
Expenses net of voluntary waivers, if any	1.00% A	1.03%	.99%	1.01%	1.01%	1.02% A
Expenses net of all reductions	.97% A	.97%	.97%	.98%	.97%	1.01% A
Net investment income (loss)	.80% A	.81%	.74%	1.00%	.80%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 235,650	$ 240,525	$ 257,257	$ 144,371	$ 34,720	$ 931
Portfolio turnover rate	73% A	98%	136%	78%	84%	67%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Investment income per share reflects a special dividend which amounted to $.04 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 19.91	$ 26.16
Income from Investment Operations
Net investment income (loss) E	.04	.10	.12 H
Net realized and unrealized gain (loss)	(.41)	(3.80)	(3.68)
Total from investment operations	(.37)	(3.70)	(3.56)
Distributions from net investment income	(.10)	(.93)	(.30)
Distributions in excess of net investment income	-	-	(.06)
Distributions from net realized gain	-	(1.47)	(2.33)
Total distributions	(.10)	(2.40)	(2.69)
Redemption fees added to paid in capital E	-	-	-
Net asset value, end of period	$ 13.34	$ 13.81	$ 19.91
Total Return B, C, D	(2.65)%	(21.20)%	(15.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.16% A	1.18%	1.15% A
Expenses net of voluntary waivers, if any	1.16% A	1.18%	1.15% A
Expenses net of all reductions	1.13% A	1.12%	1.13% A
Net investment income (loss)	.63% A	.65%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,806	$ 48,843	$ 12,351
Portfolio turnover rate	73% A	98%	136%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Investment income per share reflects a special dividend which amounted to $.04 per share.

Financial Highlights - Initial Class R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.05
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.42
Total Return B, C, D	(4.48)%
Ratios to Average Net Assets G
Expenses before expense reductions	.92% A
Expenses net of voluntary waivers, if any	.92% A
Expenses net of all reductions	.89% A
Net investment income (loss)	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,561
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Overseas Portfolio

Financial Highlights - Service Class R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.38
Total Return B, C, D	(4.50)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.02% A
Expenses net of voluntary waivers, if any	1.02% A
Expenses net of all reductions	.99% A
Net investment income (loss)	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,820
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 13.96
Income from Investment Operations
Net investment income (loss) E	.02
Net realized and unrealized gain (loss)	(.65)
Total from investment operations	(.63)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 13.33
Total Return B, C, D	(4.51)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.17% A
Expenses net of voluntary waivers, if any	1.17% A
Expenses net of all reductions	1.13% A
Net investment income (loss)	.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72
Portfolio turnover rate	73% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio, Growth Portfolio, High Income Portfolio, and Overseas Portfolio (the funds) are funds of Variable Insurance Products Fund. Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio (the funds) are funds of Variable Insurance Products Fund II. The Variable Insurance Products Fund and Variable Insurance Products Fund II (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. VIP Equity-Income, VIP Growth and VIP Contrafund Portfolios also offer Service Class 2R shares. VIP Overseas Portfolio also offers Initial Class R, Service Class R, and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, market discount, contingent interest, redemptions in kind, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the applicable funds, is accounted for as an addition to paid in capital.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock markets and to fluctuations

Semiannual Report

2. Operating Policies - continued

Futures Contracts - continued

in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Index 500 Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .45% of the fund's average net assets for High Income and Overseas Portfolios, .30% for Contrafund and Growth Portfolios, .25% for Asset Manager: Portfolio, and .20% for Equity-Income Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For Index 500 Portfolio, FMR receives a fee that is computed at an annual rate of .24% of the fund's average net assets.

For the period each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager	.53%
Contrafund	.58%
Equity-Income	.48%
Growth	.58%
High Income	.58%
Index 500.24%
Overseas	.73%

Sub-Adviser Fee. FMR and Index 500 Portfolio have entered into a sub-advisory agreement with Deutsche Asset Management Inc. (DAMI). DAMI is a registered investment advisor and a wholly-owned, indirect subsidiary of Deutsche Bank AG. DAMI receives a sub-advisory fee from FMR for providing discretionary investment advisory services to the fund.

The Fund has entered into a securities lending agreement with Deutsche Bank Trust Company Americas (DBTCA), also a wholly-owned, indirect subsidiary of Deutsche Bank AG. DBTCA retains up to 20% of the annual revenues for providing securities lending services. For the period, DBTCA retained $92,271.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Service Class R	Service Class 2R
Asset Manager	$ 15,214	$ 16,914	$ -	$ -
Contrafund	$ 622,507	$ 367,506	$ -	$ 47
Equity-Income	$ 449,710	$ 364,071	$ -	$ 49
Growth	$ 781,869	$ 270,101	$ -	$ 44
High Income	$ 118,431	$ 24,994	$ -	$ -
Index 500	$ 2,285	$ 29,620	$ -	$ -
Overseas	$ 127,670	$ 81,977	$ 875	$ 35

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

For the period, each class paid FIIOC the following amounts:

Asset Manager
Initial Class	$ 1,141,692
Service Class	11,417
Service Class 2	5,858
$ 1,158,967
Contrafund
Initial Class	$ 2,363,395
Service Class	425,725
Service Class 2	109,681
Service Class 2R	16
$ 2,898,817
Equity-Income
Initial Class	$ 3,093,905
Service Class	305,378
Service Class 2	108,396
Service Class 2R	18
$ 3,507,697
Growth
Initial Class	$ 3,499,342
Service Class	522,521
Service Class 2	80,314
Service Class 2R	15
$ 4,102,192
High Income
Initial Class	$ 422,144
Service Class	81,531
Service Class 2	9,037
$ 512,712
Index 500
Initial Class	$ 1,099,091
Service Class	2,416
Service Class 2	9,493
$ 1,111,000
Overseas
Initial Class	$ 503,213
Service Class	87,289
Service Class 2	26,285
Initial Class R	836
Service Class R	775
Service Class 2R	12
$ 618,410

Semiannual Report

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager	$ 1,623,258
Contrafund	$ 4,659,538
Equity-Income	$ 1,908,752
Growth	$ 453,067
High Income	$ 525,646
Overseas	$ 1,916,074

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser or in the case of Index 500 Portfolio, Deutsche Asset Management, Inc. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

7. Bank Borrowings.

Each fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR agreed to reimburse certain fund's to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Index 500
Initial Class	.28%	$ 823,116
Service Class	.38%	2,026
Service Class 2.53%		7,517
		$ 832,659

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction

Asset Manager	$ 609,010	$ 3,905
Contrafund	1,508,696	2,131
Equity-Income	553,700	366
Growth	2,993,829	1,781
High Income	1,515	6,033
Index 500	-	3,639
Overseas	251,256	-

9. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR and certain unaffiliated insurance companies, each were the owners of record of more than 10% of the outstanding shares of the following funds:

Fund	FILI %	Number of Unaffiliated Insurance Companies	Unaffiliated Insurance Companies %
Asset Manager	21%	1	18%
Contrafund	16%	2	31%
Equity-Income	13%	1	26%
Growth	12%	2	35%
High Income	14%	2	57%
Index 500	29%	-	-
Overseas	12%	1	29%

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Deutsche Asset Management Inc.
Index 500 Portfolio

FMR Co., Inc.
Asset Manager, Contrafund, Equity-Income, Growth,
High Income, Index 500, and Overseas Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager Portfolio

Fidelity Management & Research (U.K.) Inc.
Asset Manager, Contrafund, High Income, and
Overseas Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager, Contrafund, High Income, and
Overseas Portfolios

Fidelity International Investment Advisors
Overseas Portfolio

Fidelity International Investment Advisors (U.K.) Limited
Overseas Portfolio

Fidelity Investments Japan Limited
Asset Manager, Contrafund, High Income, and
Overseas Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
High Income Portfolio

JPMorgan Chase Bank, New York, NY
Asset Manager, Equity-Income, and Overseas Portfolios

Brown Brothers Harriman & Co., Boston, MA
Contrafund Portfolio

Deutsche Bank Trust Company Americas, New York, NY
Index 500 Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Portfolio

VIPSC2GRP1-SANN-0802 157842
1.774858.100

Fidelity® Variable Insurance Products
Service Class 2

Asset Manager: Growth® Portfolio

Balanced Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Asset Manager: Growth Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Balanced Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Growth & Income Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Growth Opportunities Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Investment Grade Bond Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Mid Cap Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Money Market Portfolio	<Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investments Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity VIP: Asset Mgr: Growth - Service Class 2	-14.59%	0.73%	7.74%
Fidelity Asset Manager: Growth® Composite	-10.65%	5.07%	10.99%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
LB 3 Month T-Bill	2.65%	4.91%	5.16%
Variable Annuity Flexible Portfolio Funds Average	-8.12%	4.40%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to those of the Fidelity Asset Manager: Growth Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM Index, the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix.** To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity flexible portfolio funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 82 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

** 70% stocks, 25% bonds and 5% short-term instruments effective January 1, 1997

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Asset Manager: Growth Portfolio - Service Class 2 on January 31, 1995, shortly after the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $17,448 - a 74.48% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the Standard & Poor's 500 Index would have grown to $23,804 over the same period - a 138.04% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $17,880 - a 78.80% increase. You can also look at how the Fidelity Asset Manager: Growth Composite Index did over the same period. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $21,676 - a 116.76% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with Richard Habermann (right) and Ford O'Neil (left), Co-Managers of Asset Manager: Growth Portfolio

Q. How did the fund perform, Dick?

R.H. For the six months ending June 30, 2002, the fund trailed both the Fidelity Asset Manager: Growth Composite Index and the variable annuity flexible portfolio funds average tracked by Lipper Inc., which fell 8.35% and 6.29%, respectively. For the 12 months ending June 30, 2002, the fund again lagged the Composite index and Lipper average, which declined 10.65% and 8.12%, respectively.

Q. How did your asset-allocation decisions influence fund results?

R.H. While asset allocation overall was slightly negative, weak stock selection was the main driver of performance versus our benchmarks during the six-month period. The fund benefited from assuming a more cautious stance heading into 2002 by scaling back on equities to around a 70% neutral weighting as valuations began to look stretched, given little-to-no improvement in company fundamentals and heightened uncertainty about corporate governance. Slightly underweighting stocks during the spring also helped, as their prices fell sharply on the slowed pace of economic recovery and persistent geopolitical concerns, which further weakened investor confidence. Our fixed-income strategy, however, restrained performance, particularly versus our peer average. Emphasizing high-yield securities rather than stronger-performing investment-grade bonds hurt. While high-yield bonds benefited from some improvement in the economy, widespread credit quality downgrades curbed their advances. We reduced the fund's high-yield exposure and raised its cash position during the spring to provide a cushion as market conditions deteriorated.
Q. What drove the performance of the fund's equity subportfolio?

R.H. The fund's equity investments - managed by Charles Mangum, who replaced Doug Chase in February - notably underperformed the S&P 500®. Despite favorable sector positioning, poor stock picking dampened results in an unforgiving market. Much of the underperformance came from the health care sector, where the fund was hurt by the continued struggles of leading pharmaceutical companies, most notably Bristol-Myers Squibb and Schering-Plough. These stocks - and drug stocks in general - declined due to manufacturing problems, sluggish new product pipelines and drug approval delays. Simply put, using health care as a growth alternative failed us during the period, as investors became less enchanted with the sector. Additionally, Charles suffered from some existing holdings that were hurt by accounting concerns, most notably Tyco International and Computer Associates. Finally, holding sizable stakes in poor-performing media stocks Clear Channel Communications and AOL Time Warner also detracted. Conversely, the fund benefited from underweighting large-cap tech stocks, such as Intel and IBM - the latter of which we completely avoided - that suffered from high valuations and persistently weak capital spending. We owned several consumer staples stocks, including Coca-Cola and Avon Products, which - due to their defensive nature - fared well as the prospects for a strong economic recovery waned. Holding defensive financials with little exposure to the capital markets also helped, as did one health care services stock, Cardinal Health.

Q. Turning to you, Ford, how did the fund's fixed-income investments fare?

F.O. Investment-grade bonds performed well despite volatile interest rate and stock market conditions, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against this backdrop, the subportfolio benefited from my emphasis on higher-yielding, higher-quality mortgage and asset-backed securities, which outpaced Treasuries during the period. Reducing our corporate weighting also was important, as was good credit analysis and diversification, which helped us avoid several prominent issuers that experienced severe financial stress. Despite producing a negative return and underperforming investment-grade securities, the fund's high-yield subportfolio beat its benchmark, as Mark Notkin sidestepped several key defaults and credit downgrades. He also benefited from becoming more conservative and reducing exposure to speculative securities, while adding exposure to higher-rated, defensive holdings. Finally, as a conservative vehicle, the strategic cash portion of the fund - managed by John Todd - was effective in providing reasonably steady returns to help offset capital market volatility.

Q. What's your outlook?

F.O. We remain cautious. While evidence of a strengthening economy is a positive for the equity markets, accounting and reporting uncertainties remain a concern. Continued cost cutting should help boost corporate earnings in 2002, but it may take some time for demand-driven earnings to rebound. That said, given the improving backdrop, it might be wise to consider becoming more aggressive.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: maximize total return over the long term by allocating assets among stocks, bonds, short-term instruments and other investments

Start date: January 3, 1995

Size: as of June 30, 2002, more than $340 million

Manager: Richard Habermann and Ford O'Neil, since 2001, Richard Habermann joined Fidelity in 1968; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Cardinal Health, Inc.	5.3
American International Group, Inc.	3.6
General Electric Co.	3.4
Fannie Mae	3.2
Microsoft Corp.	2.8
18.3
Top Five Market Sectors as of June 30, 2002
(stocks only)	% of fund's net assets
Financials	16.3
Health Care	13.0
Information Technology	7.7
Consumer Discretionary	6.9
Consumer Staples	6.3
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stock Class and equity futures	68.7%
Bond Class	24.9%
Short-Term Class	6.4%
* Foreign investments	3.6%

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 66.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.1%
Dana Corp.	21,100	$ 390,983
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	39,300	1,118,085
Household Durables - 0.1%
Leggett & Platt, Inc.	16,600	388,440
Media - 3.8%
AOL Time Warner, Inc. (a)	261,900	3,852,549
Clear Channel Communications, Inc. (a)	280,000	8,965,600
Cox Communications, Inc. Class A (a)	3,600	99,180
		12,917,329
Multiline Retail - 0.7%
Federated Department Stores, Inc. (a)	21,700	861,490
Target Corp.	29,200	1,112,520
Wal-Mart Stores, Inc.	10,000	550,100
		2,524,110
Specialty Retail - 1.9%
Home Depot, Inc.	106,100	3,897,053
Lowe's Companies, Inc.	52,400	2,378,960
		6,276,013
TOTAL CONSUMER DISCRETIONARY		23,614,960
CONSUMER STAPLES - 6.3%
Beverages - 1.9%
PepsiCo, Inc.	53,900	2,597,980
The Coca-Cola Co.	71,800	4,020,800
		6,618,780
Food & Drug Retailing - 1.8%
Albertson's, Inc.	69,200	2,107,832
CVS Corp.	109,500	3,350,700
Safeway, Inc. (a)	20,200	589,638
		6,048,170
Food Products - 0.0%
McCormick & Co., Inc. (non-vtg.)	4,500	115,875
Personal Products - 1.0%
Alberto-Culver Co.:
Class A	35,900	1,621,962
Class B	21,800	1,042,040
Gillette Co.	22,000	745,140
		3,409,142
Tobacco - 1.6%
Philip Morris Companies, Inc.	123,900	5,411,952
TOTAL CONSUMER STAPLES		21,603,919

	Shares	Value (Note 1)
ENERGY - 4.1%
Energy Equipment & Services - 0.4%
ENSCO International, Inc.	1,900	$ 51,794
GlobalSantaFe Corp.	11,100	303,585
Halliburton Co.	36,500	581,810
National-Oilwell, Inc. (a)	16,900	355,745
		1,292,934
Oil & Gas - 3.7%
ChevronTexaco Corp.	38,600	3,416,100
Conoco, Inc.	235,800	6,555,240
Exxon Mobil Corp.	68,500	2,803,020
		12,774,360
TOTAL ENERGY		14,067,294
FINANCIALS - 16.1%
Banks - 3.7%
Bank of America Corp.	27,500	1,934,900
Bank One Corp.	34,300	1,319,864
Comerica, Inc.	25,800	1,584,120
FleetBoston Financial Corp.	74,700	2,416,545
PNC Financial Services Group, Inc.	36,100	1,887,308
Synovus Financial Corp.	31,100	855,872
Wachovia Corp.	63,837	2,437,297
		12,435,906
Diversified Financials - 8.1%
Citigroup, Inc.	197,800	7,664,750
Fannie Mae	147,600	10,885,500
Goldman Sachs Group, Inc.	20,500	1,503,675
Merrill Lynch & Co., Inc.	98,000	3,969,000
Morgan Stanley	80,000	3,446,400
		27,469,325
Insurance - 4.3%
AFLAC, Inc.	9,400	300,800
Allmerica Financial Corp.	24,300	1,122,660
American International Group, Inc.	180,700	12,329,161
Hartford Financial Services Group, Inc.	17,900	1,064,513
		14,817,134
TOTAL FINANCIALS		54,722,365
HEALTH CARE - 13.0%
Health Care Equipment & Supplies - 0.8%
C.R. Bard, Inc.	16,300	922,254
Guidant Corp. (a)	62,100	1,877,283
		2,799,537
Health Care Providers & Services - 5.3%
Cardinal Health, Inc.	295,650	18,155,854
Pharmaceuticals - 6.9%
Abbott Laboratories	200	7,530
Bristol-Myers Squibb Co.	226,600	5,823,620
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	88,000	$ 481,360
Eli Lilly & Co.	2,000	112,800
Merck & Co., Inc.	55,700	2,820,648
Pfizer, Inc.	201,000	7,035,000
Schering-Plough Corp.	231,800	5,702,280
Wyeth	27,700	1,418,240
		23,401,478
TOTAL HEALTH CARE		44,356,869
INDUSTRIALS - 5.5%
Airlines - 0.1%
AMR Corp. (a)	11,900	200,634
Delta Air Lines, Inc.	12,900	258,000
		458,634
Building Products - 0.2%
Masco Corp.	29,200	791,612
Commercial Services & Supplies - 0.2%
First Data Corp.	15,000	558,000
Industrial Conglomerates - 4.2%
General Electric Co.	403,500	11,721,675
Tyco International Ltd.	195,600	2,642,556
		14,364,231
Machinery - 0.3%
Ingersoll-Rand Co. Ltd. Class A	18,900	862,974
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	24,900	747,000
Norfolk Southern Corp.	25,600	598,528
Union Pacific Corp.	5,500	348,040
		1,693,568
TOTAL INDUSTRIALS		18,729,019
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	138,691	1,934,739
Comverse Technology, Inc. (a)	40,900	378,734
		2,313,473
Computers & Peripherals - 1.4%
Dell Computer Corp. (a)	144,100	3,766,774
EMC Corp. (a)	64,200	484,710
Sun Microsystems, Inc. (a)	90,400	452,904
		4,704,388
Electronic Equipment & Instruments - 0.3%
Solectron Corp. (a)	143,400	881,910
Internet Software & Services - 0.0%
Check Point Software Technologies Ltd. (a)	10,200	138,312

	Shares	Value (Note 1)
IT Consulting & Services - 0.0%
Electronic Data Systems Corp.	3,900	$ 144,885
Semiconductor Equipment & Products - 1.7%
Altera Corp. (a)	21,800	296,480
Analog Devices, Inc. (a)	13,800	409,860
Atmel Corp. (a)	40,000	250,400
Intel Corp.	71,300	1,302,651
Lattice Semiconductor Corp. (a)	17,100	149,454
Linear Technology Corp.	20,800	653,744
Micron Technology, Inc. (a)	42,100	851,262
Semtech Corp. (a)	12,600	336,420
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	47,300	614,900
United Microelectronics Corp. sponsored ADR	85,200	626,220
Xilinx, Inc. (a)	9,700	217,571
		5,708,962
Software - 3.6%
Adobe Systems, Inc.	14,200	404,700
Computer Associates International, Inc.	115,100	1,828,939
Microsoft Corp. (a)	171,300	9,370,110
Network Associates, Inc. (a)	12,400	238,948
Oracle Corp. (a)	34,400	325,768
VERITAS Software Corp. (a)	6,300	124,677
		12,293,142
TOTAL INFORMATION TECHNOLOGY		26,185,072
MATERIALS - 0.7%
Chemicals - 0.3%
Praxair, Inc.	14,400	820,368
Metals & Mining - 0.4%
Alcoa, Inc.	23,500	779,025
Ryerson Tull, Inc.	51,900	603,597
		1,382,622
TOTAL MATERIALS		2,202,990
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.3%
AT&T Corp.	87,100	931,970
BellSouth Corp.	111,000	3,496,500
McCaw International Ltd. warrants 4/16/07 (a)(f)	910	0
NTL, Inc. warrants 10/14/08 (a)	427	4
Ono Finance PLC rights 5/31/09 (a)(f)	310	3
Qwest Communications International, Inc.	161,300	451,640
SBC Communications, Inc.	149,300	4,553,650
Verizon Communications, Inc.	133,500	5,360,025
		14,793,792
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
Horizon PCS, Inc. warrants 10/1/10 (a)(f)	545	$ 9,810
Nextel Communications, Inc. Class A (a)	50,000	160,500
		170,310
TOTAL TELECOMMUNICATION SERVICES		14,964,102
UTILITIES - 1.3%
Electric Utilities - 1.2%
FirstEnergy Corp.	59,800	1,996,124
Southern Co.	41,500	1,137,100
TXU Corp.	18,800	969,140
		4,102,364
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. (a)	29,200	158,264
TOTAL UTILITIES		4,260,628
TOTAL COMMON STOCKS (Cost $259,667,906)		224,707,218
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Diversified Financials - 0.2%
AES Trust VII $3.00	33,600	650,261
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (f)	508	102
TOTAL CONVERTIBLE PREFERRED STOCKS		650,363
Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	160	152,640
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	1,273	254,600
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. $127.50 pay-in-kind	503	236,410
Dobson Communications Corp.:
$122.50 pay-in-kind	1	500
$130.00 pay-in-kind	166	83,000

	Shares	Value (Note 1)
Nextel Communications, Inc. Series E, $111.25 pay-in-kind	1,177	$ 270,710
		590,620
TOTAL TELECOMMUNICATION SERVICES		845,220
TOTAL NONCONVERTIBLE PREFERRED STOCKS		997,860
TOTAL PREFERRED STOCKS (Cost $3,425,550)		1,648,223
Corporate Bonds - 20.6%
Ratings (unaudited) (j)		Principal Amount
Convertible Bonds - 2.2%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.0%
EchoStar Communications Corp. 4.875% 1/1/07	Caa1	$ 230,000	175,519
Specialty Retail - 0.5%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	1,420,000	1,629,791
TOTAL CONSUMER DISCRETIONARY			1,805,310
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	1,460,000	681,236
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Total Renal Care Holdings 7% 5/15/09 (f)	B2	200,000	195,875
INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.5%
CIENA Corp. 3.75% 2/1/08	Ba3	420,000	243,600
Comverse Technology, Inc. 1.5% 12/1/05	BB	810,000	631,824
Juniper Networks, Inc. 4.75% 3/15/07	B2	1,420,000	829,834
			1,705,258
Electronic Equipment & Instruments - 0.5%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	1,140,000	482,904
Sanmina-SCI Corp. 4.25% 5/1/04	Ba2	940,000	848,538
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Solectron Corp.:
liquid yield option note 0% 5/8/20	Ba3	$ 330,000	$ 188,100
0% 11/20/20	Ba3	420,000	196,350
			1,715,892
Semiconductor Equipment & Products - 0.4%
Agere Systems, Inc. 6.5% 12/15/09	B2	270,000	187,142
Atmel Corp. 0% 5/23/21	CCC+	246,000	72,275
LSI Logic Corp. 4% 2/15/05	Ba3	420,000	353,892
Transwitch Corp. 4.5% 9/12/05	B3	5,000	2,950
Vitesse Semiconductor Corp. 4% 3/15/05	B3	800,000	586,000
			1,202,259
TOTAL INFORMATION TECHNOLOGY			4,623,409
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
4.75% 7/1/07	B3	80,000	36,600
5.25% 1/15/10	B3	165,000	69,927
6% 6/1/11	B3	440,000	197,472
			303,999
TOTAL CONVERTIBLE BONDS			7,609,829
Nonconvertible Bonds - 18.4%
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.3%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	100,000	98,500
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	50,000	52,184
Dana Corp. 10.125% 3/15/10 (f)	Ba3	340,000	348,500
Dura Operating Corp. 8.625% 4/15/12 (f)	B1	20,000	20,000
Lear Corp. 7.96% 5/15/05	Ba1	380,000	389,500
Stoneridge, Inc. 11.5% 5/1/12 (f)	B2	70,000	71,225
			979,909
Hotels, Restaurants & Leisure - 1.9%
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	140,000	147,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Domino's, Inc. 10.375% 1/15/09	B2	$ 300,000	$ 322,500
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	620,000	638,600
HMH Properties, Inc. 7.875% 8/1/08	Ba3	285,000	273,600
Horseshoe Gaming LLC 8.625% 5/15/09	B2	560,000	562,800
International Game Technology 8.375% 5/15/09	Ba1	220,000	231,000
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	190,000	188,575
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	175,000	185,063
Penn National Gaming, Inc. 8.875% 3/15/10	B3	390,000	386,100
Premier Parks, Inc. 0% 4/1/08 (d)	B2	785,000	758,506
Station Casinos, Inc. 8.375% 2/15/08	B1	970,000	991,825
Sun International Hotels Ltd./Sun International North America, Inc.:
8.875% 8/15/11	B2	260,000	264,550
8.875% 8/15/11 (f)	B2	200,000	203,500
yankee 8.625% 12/15/07	B2	295,000	301,638
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	180,000	186,300
8.875% 4/15/11	Ba1	510,000	541,875
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	410,000	422,300
			6,605,732
Household Durables - 0.5%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2	250,000	253,750
8.875% 4/1/08	Ba2	55,000	55,825
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	85,000	71,400
D.R. Horton, Inc. 8% 2/1/09	Ba1	200,000	197,000
KB Home 8.625% 12/15/08	Ba3	180,000	181,800
Lennar Corp. 7.625% 3/1/09	Ba1	150,000	151,500
Ryland Group, Inc. 9.125% 6/15/11	Ba3	220,000	233,200
Sealy Mattress Co. 9.875% 12/15/07	B3	240,000	242,400
Standard Pacific Corp. 9.25% 4/15/12	Ba3	120,000	120,000
WCI Communities, Inc. 10.625% 2/15/11	B1	70,000	73,500
			1,580,375
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09 (f)	B2	$ 295,000	$ 295,000
Media - 3.0%
AMC Entertainment, Inc.:
9.5% 2/1/11	Caa3	195,000	193,050
9.875% 2/1/12	Caa3	230,000	230,000
American Media Operations, Inc. 10.25% 5/1/09	B2	270,000	283,500
AOL Time Warner, Inc. 6.875% 5/1/12	Baa1	35,000	32,279
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	110,000	108,132
Chancellor Media Corp.:
8% 11/1/08	Ba1	200,000	198,000
8.125% 12/15/07	Ba2	75,000	74,250
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	B2	110,000	47,300
0% 4/1/11 (d)	B2	580,000	278,400
0% 5/15/11 (d)	B2	230,000	82,800
10% 4/1/09	B2	425,000	293,250
10.75% 10/1/09	B2	385,000	265,650
Corus Entertainment, Inc. 8.75% 3/1/12	B1	765,000	776,475
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1	1,310,000	1,048,000
7.625% 7/15/18	Ba2	90,000	71,100
7.875% 2/15/18	Ba2	35,000	26,950
9.875% 4/1/23	BB-	70,000	52,500
EchoStar DBS Corp.:
9.125% 1/15/09 (f)	B1	380,000	347,700
9.375% 2/1/09	B1	670,000	623,100
Entravision Communications Corp. 8.125% 3/15/09 (f)	B3	470,000	472,350
Fox Family Worldwide, Inc. 9.25% 11/1/07	Baa1	195,000	206,700
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (d)	Ba1	60,000	61,200
Lamar Media Corp.:
8.625% 9/15/07	Ba3	30,000	30,750
9.25% 8/15/07	B1	435,000	452,400
LBI Media, Inc. 10.125% 7/15/12	B3	240,000	240,000
News America Holdings, Inc. 7.75% 12/1/45	Baa3	100,000	93,337

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	$ 350,000	$ 355,250
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	575,000	494,500
Quebecor Media, Inc. 11.125% 7/15/11	B2	10,000	9,800
Radio One, Inc. 8.875% 7/1/11	B3	1,185,000	1,185,000
Regal Cinemas Corp. 9.375% 2/1/12 (f)	B3	435,000	452,400
Telewest PLC yankee:
9.625% 10/1/06	Caa3	535,000	214,000
11% 10/1/07	Caa3	85,000	34,425
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	50,000	49,751
Yell Finance BV:
0% 8/1/11 (d)	B2	55,000	37,538
10.75% 8/1/11	B2	600,000	651,000
			10,072,837
Multiline Retail - 0.0%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	80,000	84,019
TOTAL CONSUMER DISCRETIONARY			19,617,872
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Constellation Brands, Inc. 8.125% 1/15/12	Ba3	80,000	82,800
Food & Drug Retailing - 0.2%
Kroger Co. 6.8% 4/1/11	Baa3	65,000	67,638
Pathmark Stores, Inc. 8.75% 2/1/12	B2	110,000	112,200
Rite Aid Corp.:
6% 10/1/03 (f)	Caa3	60,000	56,550
6.125% 12/15/08 (f)	Caa3	235,000	138,650
6.875% 8/15/13	Caa3	165,000	100,650
Safeway, Inc. 6.5% 3/1/11	Baa2	65,000	66,971
			542,659
Food Products - 0.3%
Chiquita Brands International, Inc. 10.56% 3/15/09	-	190,000	197,600
Corn Products International, Inc. 8.25% 7/15/07	Ba1	315,000	311,825
Dean Foods Co.:
6.625% 5/15/09	B1	50,000	47,500
6.9% 10/15/17	B1	40,000	34,400
8.15% 8/1/07	B1	240,000	246,000
Del Monte Corp. 9.25% 5/15/11	B3	150,000	156,000
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dole Food Co., Inc. 7.25% 5/1/09 (f)	Ba1	$ 20,000	$ 20,400
Michael Foods, Inc. 11.75% 4/1/11	B2	20,000	22,000
			1,035,725
Household Products - 0.1%
Fort James Corp. 6.875% 9/15/07	Ba1	60,000	56,700
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	60,000	61,500
10% 11/1/08	Ba3	290,000	334,950
			453,150
Personal Products - 0.2%
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3	100,000	70,000
9% 11/1/06	Caa3	130,000	91,000
12% 12/1/05	Caa1	390,000	386,100
			547,100
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	A2	70,000	74,843
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	30,000	30,716
			105,559
TOTAL CONSUMER STAPLES			2,766,993
ENERGY - 1.2%
Energy Equipment & Services - 0.2%
DI Industries, Inc. 8.875% 7/1/07	B1	135,000	137,700
Grant Prideco, Inc. 9.625% 12/1/07	Ba3	210,000	218,925
Key Energy Services, Inc. 8.375% 3/1/08	Ba3	100,000	102,250
Trico Marine Services, Inc. 8.875% 5/15/12 (f)	B2	120,000	119,100
			577,975
Oil & Gas - 1.0%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	40,000	42,688
Chesapeake Energy Corp.:
8.125% 4/1/11	B1	610,000	602,375
8.375% 11/1/08	B1	230,000	228,275
8.5% 3/15/12	B1	425,000	419,688
Devon Energy Corp. 7.95% 4/15/32	Baa2	50,000	53,784

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Encore Acquisition Co. 8.375% 6/15/12 (f)	B2	$ 105,000	$ 105,000
Forest Oil Corp. 8% 12/15/11	Ba3	220,000	220,000
Magnum Hunter Resources, Inc. 9.6% 3/15/12 (f)	B2	70,000	72,450
Pemex Project Funding Master Trust 7.875% 2/1/09 (f)	Baa1	100,000	99,750
Petro-Canada 7% 11/15/28	Baa2	50,000	48,994
Plains Exploration & Production Co. LP 8.75% 7/1/12 (f)	-	250,000	245,940
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2	732,000	755,790
Series D, 10.25% 3/15/06	B2	70,000	72,275
Suncor Energy, Inc. 7.15% 2/1/32	A3	35,000	36,005
The Coastal Corp. 9.625% 5/15/12	Baa2	75,000	83,060
Valero Energy Corp. 6.875% 4/15/12	Baa2	25,000	25,690
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	370,000	364,450
			3,476,214
TOTAL ENERGY			4,054,189
FINANCIALS - 2.0%
Banks - 0.2%
Bank of America Corp.:
7.125% 9/15/06	Aa2	100,000	109,147
7.8% 2/15/10	Aa3	20,000	22,381
BankBoston Corp. 6.625% 2/1/04	A2	20,000	20,841
Den Danske Bank AS 6.375% 6/15/08 (f)(g)	Aa3	170,000	178,853
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	40,000	43,059
MBNA America Bank NA 6.625% 6/15/12	Baa2	30,000	29,685
MBNA Corp. 7.5% 3/15/12	Baa2	45,000	47,919
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (g)	A1	50,000	52,270
7.816% 11/29/49	A1	100,000	108,886
			613,041
Diversified Financials - 1.4%
Abbey National Capital Trust I 8.963% 12/29/49 (e)	A1	100,000	115,450
Ahmanson Capital Trust I 8.36% 12/1/26 (f)	Baa1	125,000	132,290
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
American Airlines pass thru trust certificate:
7.8% 4/1/08	A	$ 280,000	$ 280,700
7.858% 4/1/13	Baa1	50,000	54,118
American General Finance Corp. 5.875% 7/14/06	A1	100,000	103,268
Amvescap PLC 5.9% 1/15/07	A2	25,000	25,316
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	370,000	370,000
Burlington Resources Finance Co. 7.4% 12/1/31 (f)	Baa1	50,000	52,282
Capital One Financial Corp. 7.125% 8/1/08	Baa3	100,000	93,613
CIT Group, Inc. 7.75% 4/2/12	A2	30,000	29,533
Continental Airlines, Inc. pass thru trust certificate 6.795% 8/2/18	Baa3	178,231	166,313
Countrywide Home Loans, Inc. 5.5% 8/1/06	A3	80,000	81,775
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	Aa3	45,000	45,353
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	20,000	21,457
7.92% 5/18/12	Baa1	190,000	196,825
10.06% 1/2/16	Ba1	80,000	75,200
Details Capital Corp. 0% 11/15/07 (d)	Caa1	85,000	80,750
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	25,000	26,036
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	40,000	26,000
Ford Motor Credit Co.:
6.5% 1/25/07	A3	50,000	50,046
7.375% 10/28/09	A3	50,000	51,760
7.5% 3/15/05	A3	140,000	146,413
General Electric Capital Corp. 6% 6/15/12	Aaa	65,000	64,054
General Motors Acceptance Corp.:
6.75% 1/15/06	A2	40,000	41,528
6.875% 9/15/11	A2	190,000	188,635

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	$ 125,000	$ 127,326
Household Finance Corp.:
6.375% 10/15/11	A2	20,000	19,132
6.5% 1/24/06	A2	40,000	40,895
8% 5/9/05	A2	15,000	16,158
J.P. Morgan Chase & Co. 5.35% 3/1/07	Aa3	100,000	101,241
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II:
9.125% 1/15/11 (f)	B1	100,000	96,000
10.5% 6/15/09 (f)	B1	40,000	40,400
Morgan Stanley 6.6% 4/1/12	Aa3	40,000	40,763
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	80,000	76,939
NiSource Finance Corp. 7.875% 11/15/10	Baa3	125,000	129,188
Northwest Airlines pass thru trust certificate:
6.81% 2/1/20	A3	100,543	97,489
7.248% 7/2/14	Ba2	128,720	109,232
7.575% 3/1/19	A3	83,684	85,492
7.691% 4/1/17	Baa2	20,000	19,610
8.304% 9/1/10	Ba2	87,680	82,858
Petronas Capital Ltd. 7% 5/22/12 (f)	Baa1	80,000	81,300
PTC International Finance BV 0% 7/1/07 (d)	B1	425,000	429,250
PTC International Finance II SA 11.25% 12/1/09	B1	345,000	348,450
SESI LLC 8.875% 5/15/11	B1	30,000	30,300
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	125,000	78,241
8.75% 3/15/32	Baa3	25,000	18,802
TXU Eastern Funding 6.75% 5/15/09	Baa1	120,000	120,658
			4,708,439
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (f)	Aa2	35,000	35,866
Real Estate - 0.4%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	100,000	103,995
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09 (f)	Ba3	320,000	323,200
Duke-Weeks Realty LP 6.875% 3/15/05	Baa1	100,000	104,812
EOP Operating LP 7.75% 11/15/07	Baa1	200,000	219,091
ERP Operating LP 7.1% 6/23/04	Baa1	100,000	105,252
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
LNR Property Corp. 10.5% 1/15/09	Ba3	$ 175,000	$ 180,250
Regency Centers LP 6.75% 1/15/12	Baa2	45,000	46,010
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	420,000	432,600
			1,515,210
TOTAL FINANCIALS			6,872,556
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.2%
ALARIS Medical Systems, Inc.:
9.75% 12/1/06	Caa1	150,000	147,750
11.625% 12/1/06	B2	165,000	183,975
Boston Scientific Corp. 6.625% 3/15/05	Baa2	110,000	111,100
Sybron Dental Specialties, Inc. 8.125% 6/15/12 (f)	B2	40,000	40,000
			482,825
Health Care Providers & Services - 0.9%
Alderwoods Group, Inc. 11% 1/2/07	-	410,000	412,050
Coventry Health Care, Inc. 8.125% 2/15/12	Ba3	200,000	204,000
Fountain View, Inc. 11.25% 4/15/08 (c)	-	460,000	276,000
HealthSouth Corp.:
7.625% 6/1/12 (f)	Ba1	70,000	68,600
8.375% 10/1/11	Ba1	260,000	271,700
8.5% 2/1/08	Ba1	110,000	112,750
10.75% 10/1/08	Ba2	120,000	131,100
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	235,000	237,350
Service Corp. International (SCI):
6.3% 3/15/03	B1	140,000	135,800
7.2% 6/1/06	B1	120,000	112,800
Stewart Enterprises, Inc. 10.75% 7/1/08	B2	210,000	233,100
Triad Hospitals, Inc. 8.75% 5/1/09	B1	575,000	603,750
Unilab Corp. 12.75% 10/1/09	B3	97,000	113,005
Vanguard Health Systems, Inc. 9.75% 8/1/11	B3	180,000	187,200
			3,099,205

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Pharmaceuticals - 0.2%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	$ 250,000	$ 232,500
Biovail Corp. 7.875% 4/1/10	B2	450,000	434,250
			666,750
TOTAL HEALTH CARE			4,248,780
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2	395,000	410,800
Transdigm, Inc. 10.375% 12/1/08 (f)	B3	70,000	71,750
			482,550
Airlines - 0.1%
Delta Air Lines, Inc.:
8.3% 12/15/29	Ba3	290,000	208,800
8.54% 1/2/07	Ba1	52,729	49,565
			258,365
Commercial Services & Supplies - 0.8%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	495,000	475,200
7.875% 1/1/09	Ba3	40,000	38,500
8.875% 4/1/08	Ba3	390,000	386,100
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	210,000	209,475
Browning-Ferris Industries, Inc. 6.375% 1/15/08	Ba3	220,000	200,200
Iron Mountain, Inc.:
8.25% 7/1/11	B2	125,000	125,000
8.625% 4/1/13	B2	215,000	218,763
8.75% 9/30/09	B2	60,000	61,050
JohnsonDiversey, Inc. 9.625% 5/15/12 (f)	B2	295,000	308,275
Mail-Well I Corp. 9.625% 3/15/12 (f)	B1	210,000	212,100
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	85,000	85,638
Pierce Leahy Corp. 9.125% 7/15/07	B2	115,000	119,025
World Color Press, Inc.:
7.75% 2/15/09	Baa2	180,000	180,000
8.375% 11/15/08	Baa2	30,000	30,900
			2,650,226
Machinery - 0.1%
AGCO Corp. 9.5% 5/1/08	Ba3	60,000	63,600
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	55,000	58,025
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc. 8.75% 3/15/12	B2	$ 100,000	$ 102,000
Tyco International Group SA yankee 6.375% 10/15/11	Ba2	330,000	252,618
			476,243
Marine - 0.3%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	775,000	806,000
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	B2	170,000	142,800
10.25% 11/15/06	B2	320,000	230,400
			1,179,200
Road & Rail - 0.4%
Kansas City Southern Railway Co.:
7.5% 6/15/09 (f)	Ba2	340,000	340,000
9.5% 10/1/08	Ba2	40,000	43,200
TFM SA de CV 11.75% 6/15/09	B1	885,000	834,113
			1,217,313
TOTAL INDUSTRIALS			6,263,897
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
L-3 Communications Corp. 7.625% 6/15/12 (f)	Ba3	240,000	240,000
Motorola, Inc. 8% 11/1/11	Baa2	45,000	43,914
			283,914
Computers & Peripherals - 0.1%
Compaq Computer Corp. 7.65% 8/1/05	Baa2	40,000	42,712
Hewlett-Packard Co. 6.5% 7/1/12	A3	65,000	64,675
Seagate Technology HDD Holdings 8% 5/15/09 (f)	Ba2	180,000	179,100
			286,487
Electronic Equipment & Instruments - 0.1%
Fisher Scientific International, Inc. 8.125% 5/1/12 (f)	B3	125,000	124,063
Flextronics International Ltd. 9.875% 7/1/10	Ba2	260,000	269,100
Solectron Corp. 9.625% 2/15/09	Ba3	170,000	154,700
			547,863

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Office Electronics - 0.1%
Xerox Corp. 9.75% 1/15/09 (f)	B1	$ 295,000	$ 241,900
Semiconductor Equipment & Products - 0.3%
Fairchild Semiconductor Corp.:
10.375% 10/1/07	B2	120,000	124,200
10.5% 2/1/09	B2	80,000	84,400
Micron Technology, Inc. 6.5% 9/30/05 (i)	Ba2	1,000,000	890,000
			1,098,600
TOTAL INFORMATION TECHNOLOGY			2,458,764
MATERIALS - 1.8%
Chemicals - 0.4%
Compass Minerals Group, Inc. 10% 8/15/11	B3	350,000	367,500
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	120,000	122,400
Huntsman International LLC 9.875% 3/1/09 (f)	B3	275,000	276,375
Lyondell Chemical Co.:
9.5% 12/15/08	Ba3	115,000	106,950
9.625% 5/1/07	Ba3	130,000	123,500
9.875% 5/1/07	Ba3	80,000	76,400
OM Group, Inc. 9.25% 12/15/11	B3	370,000	381,100
			1,454,225
Containers & Packaging - 0.7%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	505,000	507,525
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	190,000	181,450
7.35% 5/15/08	B3	80,000	72,000
7.5% 5/15/10	B3	70,000	63,525
7.8% 5/15/18	B3	30,000	25,800
7.85% 5/15/04	B3	320,000	312,800
8.1% 5/15/07	B3	150,000	140,250
Packaging Corp. of America 9.625% 4/1/09	Ba2	375,000	403,125
Riverwood International Corp. 10.625% 8/1/07	B3	275,000	286,000
Sealed Air Corp.:
6.95% 5/15/09 (f)	Baa3	300,000	267,000
8.75% 7/1/08 (f)	Baa3	120,000	124,200
			2,383,675
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.5%
AK Steel Corp.:
7.75% 6/15/12 (f)	B1	$ 300,000	$ 298,500
7.875% 2/15/09	B1	170,000	169,150
9.125% 12/15/06	B1	110,000	115,225
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3	575,000	553,438
7.5% 11/15/06	B3	80,000	72,400
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	390,000	399,750
			1,608,463
Paper & Forest Products - 0.2%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	30,000	29,250
8.125% 5/15/11	Ba1	100,000	96,000
Norske Skog Canada Ltd. 8.625% 6/15/11	Ba2	40,000	41,000
Stone Container Corp.:
8.375% 7/1/12 (f)	B2	170,000	171,275
9.75% 2/1/11	B2	205,000	219,350
Weyerhaeuser Co.:
6.75% 3/15/12 (f)	Baa2	50,000	51,776
7.375% 3/15/32 (f)	Baa2	150,000	153,225
			761,876
TOTAL MATERIALS			6,208,239
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T Corp.:
6.5% 3/15/29	Baa2	100,000	69,000
8% 11/15/31 (f)	Baa2	30,000	23,400
British Telecommunications PLC 8.875% 12/15/30	Baa1	80,000	87,133
Citizens Communications Co. 8.5% 5/15/06	Baa2	70,000	67,743
Deutsche Telekom International Finance BV 8.25% 6/15/05 (e)	Baa1	50,000	51,158
Diamond Cable Communications PLC yankee:
10.75% 2/15/07 (c)	Ca	555,000	138,750
11.75% 12/15/05 (c)	Ca	345,000	86,250
Koninklijke KPN NV yankee 7.5% 10/1/05	Baa3	100,000	101,818
NTL Communications Corp.:
0% 10/1/08 (c)(d)	Ca	660,000	171,600
11.5% 10/1/08 (c)	Ca	390,000	117,000
NTL, Inc. 0% 4/1/08 (c)(d)	Ca	75,000	20,250

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Pacific Northwest Bell Tel.Co. 4.5% 4/1/03	Baa3	$ 35,000	$ 34,475
Qwest Corp.
8.875% 3/15/12 (f)	Baa3	530,000	471,700
Rogers Cantel, Inc. yankee 9.375% 6/1/08	Baa3	185,000	123,950
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	100,000	100,293
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	100,000	102,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (c)	C	5,000	100
Telewest Communications PLC:
9.875% 2/1/10	Caa3	185,000	74,000
11.25% 11/1/08	Caa3	170,000	68,000
Tritel PCS, Inc. 0% 5/15/09 (d)	Baa2	374,000	299,200
U.S. West Communications 7.2% 11/1/04	Baa3	335,000	298,150
Verizon New York, Inc. 7.375% 4/1/32	A1	25,000	23,581
WorldCom, Inc.:
6.4% 8/15/05 (c)	Ca	260,000	42,900
6.5% 5/15/04 (c)	Ca	45,000	7,425
7.375% 1/15/06 (c)(f)	CCC-	40,000	6,600
7.5% 5/15/11 (c)	Ca	1,075,000	177,375
8% 5/16/06 (c)	Ca	230,000	37,950
8.25% 5/15/31 (c)	Ca	535,000	88,275
			2,890,076
Wireless Telecommunication Services - 1.1%
AT&T Wireless Services, Inc.:
7.875% 3/1/11	Baa2	50,000	40,387
8.75% 3/1/31	Baa2	50,000	38,615
Crown Castle International Corp.:
9.375% 8/1/11	B3	90,000	56,700
9.5% 8/1/11	B3	35,000	21,875
10.75% 8/1/11	B3	110,000	70,950
Dobson Communications Corp. 10.875% 7/1/10	B3	15,000	9,750
Echostar Broadband Corp. 10.375% 10/1/07	B1	455,000	436,800
Millicom International Cellular SA 13.5% 6/1/06	Caa1	490,000	171,500
Nextel Communications, Inc.:
0% 10/31/07 (d)	B3	1,250,000	650,000
0% 2/15/08 (d)	B3	160,000	75,200
Orange PLC yankee 9% 6/1/09	Baa3	365,000	317,550
PanAmSat Corp.:
6.125% 1/15/05	Ba2	150,000	136,500
6.375% 1/15/08	Ba2	230,000	213,900
Corporate Bonds - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	$ 250,000	$ 167,500
SpectraSite Holdings, Inc.:
0% 3/15/10 (d)	Caa3	515,000	133,900
10.75% 3/15/10	Caa3	265,000	116,600
12.5% 11/15/10	Caa3	185,000	83,250
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	Baa2	245,000	196,000
10.625% 7/15/10	Baa2	88,000	83,600
VoiceStream Wireless Corp. 0% 11/15/09 (d)	Baa2	1,061,000	774,530
			3,795,107
TOTAL TELECOMMUNICATION SERVICES			6,685,183
UTILITIES - 1.0%
Electric Utilities - 0.6%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	Baa2	50,000	52,804
Avon Energy Partners Holdings 6.46% 3/4/08 (f)	Baa3	130,000	126,963
CMS Energy Corp.:
7.5% 1/15/09	B3	160,000	113,600
8.375% 7/1/03	B3	305,000	250,100
9.875% 10/15/07	B3	295,000	221,250
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	40,000	39,788
Edison International 6.875% 9/15/04	B3	140,000	127,400
FirstEnergy Corp. 6.45% 11/15/11	Baa2	85,000	82,526
Illinois Power Co. 7.5% 6/15/09	Baa2	60,000	56,790
Israel Electric Corp. Ltd. 7.75% 12/15/27 (f)	A3	80,000	66,842
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	105,000	94,500
7.05% 3/1/24	B3	55,000	50,600
9.625% 11/1/05 (f)	Caa2	180,000	180,000
PSEG Energy Holdings, Inc.:
8.5% 6/15/11	Baa3	60,000	55,800
8.625% 2/15/08	Baa3	190,000	180,500
PSI Energy, Inc. 6.65% 6/15/06	A3	75,000	77,835
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	50,000	45,415
Sierra Pacific Power Co. 8% 6/1/08	Ba2	100,000	95,000

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
Southern California Edison Co. 7.625% 1/15/10	Ba3	$ 245,000	$ 222,950
TECO Energy, Inc. 7% 5/1/12	A3	50,000	52,436
Texas Utilities Co. 6.375% 1/1/08	Baa3	10,000	10,084
			2,203,183
Gas Utilities - 0.0%
CMS Panhandle Holding Co. 6.5% 7/15/09	Ba2	40,000	31,600
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	25,000	26,016
El Paso Energy Corp. 7.75% 1/15/32	Baa2	30,000	27,820
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	25,000	26,440
Panhandle Eastern Pipe Line Co. 7.2% 8/15/24	Ba2	30,000	22,500
Sempra Energy 7.95% 3/1/10	A2	40,000	42,643
			177,019
Multi-Utilities & Unregulated Power - 0.4%
AES Corp.:
9.375% 9/15/10	Ba3	355,000	220,100
9.5% 6/1/09	Ba3	445,000	289,250
Western Resources, Inc.:
7.875% 5/1/07 (f)	Ba1	290,000	287,825
9.75% 5/1/07 (f)	Ba2	320,000	307,200
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	30,000	24,294
7.5% 1/15/31	Baa2	35,000	25,135
			1,153,804
TOTAL UTILITIES			3,534,006
TOTAL NONCONVERTIBLE BONDS			62,710,479
TOTAL CORPORATE BONDS (Cost $74,878,494)			70,320,308
U.S. Government and Government Agency Obligations - 1.5%

U.S. Government Agency Obligations - 0.2%
Fannie Mae:
5.5% 5/2/06	Aa2	125,000	131,304
6.25% 2/1/11	Aa2	65,000	68,325
7.25% 5/15/30	Aaa	105,000	119,566
Freddie Mac:
5.5% 7/15/06	Aaa	170,000	178,311
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.75% 1/15/12	Aaa	$ 150,000	$ 154,112
5.875% 3/21/11	Aa2	205,000	210,118
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			861,736
U.S. Treasury Obligations - 1.3%
U.S. Treasury Bills, yield at date of purchase 1.67% to 1.73% 7/25/02 to 8/8/02 (k)	-	550,000	549,079
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	220,000	238,313
6.625% 2/15/27	Aaa	50,000	56,141
8.125% 8/15/19	Aaa	80,000	102,472
8.875% 8/15/17	Aaa	50,000	67,441
8.875% 2/15/19	Aaa	259,000	352,273
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	1,275,000	1,288,451
3.5% 11/15/06	Aaa	180,000	176,794
6.125% 8/15/07	Aaa	30,000	32,698
6.5% 2/15/10	Aaa	280,000	313,006
7% 7/15/06	Aaa	1,050,000	1,172,841
7.25% 8/15/04	Aaa	20,000	21,753
TOTAL U.S. TREASURY OBLIGATIONS			4,371,262
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,115,471)			5,232,998
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 1.7%
5.5% 1/1/32	Aaa	257,743	250,192
6% 4/1/13 to 6/1/32	Aaa	1,725,031	1,744,829
6.5% 5/1/17 to 6/1/31	Aaa	2,837,735	2,910,238
6.5% 7/1/32 (l)	Aaa	260,000	264,956
6.5% 7/1/32 (l)	Aaa	187,218	190,787
7.5% 5/1/24 to 2/1/28	Aaa	189,839	200,408
TOTAL FANNIE MAE			5,561,410
Freddie Mac - 0.0%
7.5% 8/1/28	Aaa	61,454	64,943
Government National Mortgage Association - 0.5%
6.5% 8/15/27	Aaa	409,921	420,617
7% 7/15/28 to 7/15/31	Aaa	448,755	467,199

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
7% 7/1/32 (l)	Aaa	$ 423,000	$ 439,127
7.5% 1/15/26 to 8/15/28	Aaa	380,569	402,984
8.5% 11/15/30	Aaa	55,305	59,214
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			1,789,141
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,191,517)			7,415,494
Asset-Backed Securities - 0.2%

BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	66,117	66,262
CIT Marine Trust 5.8% 4/15/10	Aaa	51,040	51,742
CSXT Trade Receivables Master Trust 6% 7/26/04	Aaa	180,000	185,262
DaimlerChrysler Auto Trust 5.16% 1/6/05	Aaa	130,000	133,276
Ford Credit Auto Owner Trust 5.71% 9/15/05	A1	35,000	36,548
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	125,000	129,829
Sears Credit Account Master Trust II 7.5% 11/15/07	A2	50,000	52,840
UAF Auto Grantor Trust 6.1% 1/15/03 (f)	Aaa	14,926	14,913
TOTAL ASSET-BACKED SECURITIES (Cost $652,741)			670,672
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Credit-Based Asset Servicing and Securitization LLC weighted average coupon Series 1997-2 Class 2B, 7.0192% 12/29/25 (f)(g)	Ba3	65,496	31,774
U.S. Government Agency - 0.1%
Fannie Mae:
REMIC planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	Aaa	100,000	102,417
Collateralized Mortgage Obligations - continued
Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 1999-57 Class PH, 6.5% 12/25/29	Aaa	$ 100,000	$ 101,484
sequential pay Series 2000-49 Class A, 8% 3/18/27	Aaa	90,953	97,906
TOTAL U.S. GOVERNMENT AGENCY			301,807
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $315,116)			333,581
Commercial Mortgage Securities - 0.6%

Asset Securitization Corp. sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	AAA	150,664	161,473
Banc America Commercial Mortgage, Inc. Series 2001-1 Class X, 1.341% 4/15/36 (g)(h)	Aaa	408,534	26,682
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	AA	98,926	105,090
Class B, 7.48% 2/1/08	A	80,000	86,738
CS First Boston Mortgage Securities Corp. Series 1998-C1 Class D, 7.17% 1/17/12	Baa3	70,000	72,097
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	Baa2	140,000	138,688
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.168% 4/29/39 (f)(g)	-	320,000	258,500
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 8.1258% 4/15/19 (f)(g)	-	250,000	5,000
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12 (f)	BBB-	67,862	66,675
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 1996-C1 Class F, 7.86% 11/15/06 (f)	Ba1	250,000	248,203

Ratings (unaudited) (j)		Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (g)	Baa3	$ 180,000	$ 177,300
LTC Commercial Mortgage pass thru trust certificate:
sequential pay Series 1998-1 Class A, 6.029% 5/30/30 (f)	AAA	97,517	100,656
Series 1996-1 Class E, 9.16% 4/15/28	B+	500,000	391,875
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	AAA	80,000	81,675
Thirteen Affiliates of General Growth Properties, Inc. Series 1:
Class D2, 6.992% 12/15/10 (f)	Baa2	140,000	145,338
Class E2, 7.224% 12/15/10 (f)	Baa3	100,000	103,063
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,459,088)			2,169,053
Foreign Government and Government Agency Obligations - 0.1%

Chilean Republic 7.125% 1/11/12	Baa1	40,000	40,375
Malaysian Government 7.5% 7/15/11	Baa2	25,000	26,563
Polish Government 6.25% 7/3/12	Baa1	50,000	50,055
United Mexican States 9.875% 2/1/10	Baa2	80,000	89,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $199,074)			206,393
Money Market Funds - 9.6%
	Shares
Fidelity Cash Central Fund, 1.89% (b)	26,676,016	26,676,016
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	5,975,275	5,975,275
TOTAL MONEY MARKET FUNDS (Cost $32,651,291)		32,651,291
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $386,556,248)		345,355,231
NET OTHER ASSETS - (1.4)%		(4,802,967)
NET ASSETS - 100%		$ 340,552,264
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
31 S&P 500 Index Contracts	Sept. 2002	$ 7,673,275	$ (52,356)
The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,540,007 or 4.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Micron Technology, Inc. 6.5% 9/30/05	11/1/99	$ 787,500
(j) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $524,121.
(l) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Ratings
Aaa, Aa, A	4.8%
Baa	2.7%
Ba	6.4%
B	9.3%
Caa, Ca, C	1.2%
D	0.0%
Not rated	0.4%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $379,906,205 and $416,873,803, respectively, of which long-term U.S. government and government agency obligations aggregated $32,170,724 and $33,692,761, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,042 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $890,000 or 0.3% of net assets.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $391,495,304. Net unrealized depreciation aggregated $46,140,073, of which $8,521,769 related to appreciated investment securities and $54,661,842 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $54,724,000 all of which will expire on December 31, 2009.

Asset Manager: Growth Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,851,924) (cost $386,556,248) - See accompanying schedule		$ 345,355,231
Cash		153,017
Receivable for investments sold		3,353,291
Receivable for fund shares sold		10,084
Dividends receivable		294,808
Interest receivable		1,728,826
Other receivables		18,135
Total assets		350,913,392
Liabilities
Payable for investments purchased
Regular delivery	$ 2,893,929
Delayed delivery	893,937
Payable for fund shares redeemed	367,238
Accrued management fee	171,871
Distribution fees payable	1,665
Payable for daily variation on futures contracts	14,725
Other payables and accrued expenses	42,488
Collateral on securities loaned, at value	5,975,275
Total liabilities		10,361,128
Net Assets		$ 340,552,264
Net Assets consist of:
Paid in capital		$ 428,295,402
Undistributed net investment income		6,941,936
Accumulated undistributed net realized gain (loss) on investments		(53,431,904)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(41,253,170)
Net Assets		$ 340,552,264
Initial Class: Net Asset Value, offering price and redemption price per share ($328,320,328 ÷ 30,788,768 shares)		$ 10.66
Service Class: Net Asset Value, offering price and redemption price per share ($7,605,499 ÷ 717,126 shares)		$ 10.61
Service Class 2: Net Asset Value, offering price and redemption price per share ($4,626,437 ÷ 438,007 shares)		$ 10.56

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,695,227
Interest		4,794,279
Security lending		10,309
Total income		6,499,815
Expenses
Management fee	$ 1,124,115
Transfer agent fees	135,761
Distribution fees	10,831
Accounting and security lending fees	73,630
Non-interested trustees' compensation	663
Custodian fees and expenses	18,392
Audit	16,649
Legal	1,274
Miscellaneous	19,909
Total expenses before reductions	1,401,224
Expense reductions	(99,285)	1,301,939
Net investment income (loss)		5,197,876
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,771,018
Futures contracts	(745,796)
Total net realized gain (loss)		6,025,222
Change in net unrealized appreciation (depreciation) on: Investment securities	(62,186,261)
Assets and liabilities in foreign currencies	6
Futures contracts	(52,356)
Total change in net unrealized appreciation (depreciation)		(62,238,611)
Net gain (loss)		(56,213,389)
Net increase (decrease) in net assets resulting from operations		$ (51,015,513)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,197,876	$ 11,049,699
Net realized gain (loss)	6,025,222	(61,039,175)
Change in net unrealized appreciation (depreciation)	(62,238,611)	12,082,275
Net increase (decrease) in net assets resulting from operations	(51,015,513)	(37,907,201)
Distributions to shareholders from net investment income	(10,416,607)	(13,343,864)
Distributions to shareholders from net realized gain	-	(16,105,049)
Total distributions	(10,416,607)	(29,448,913)
Share transactions - net increase (decrease)	(12,043,877)	(16,320,571)
Total increase (decrease) in net assets	(73,475,997)	(83,676,685)
Net Assets
Beginning of period	414,028,261	497,704,946
End of period (including undistributed net investment income of $6,941,936 and undistributed net investment income of $12,720,942, respectively)	$ 340,552,264	$ 414,028,261
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	995,820	43,163	47,320
Reinvested	852,581	19,176	10,444
Redeemed	(2,861,044)	(110,163)	(39,266)
Net increase (decrease)	(1,012,643)	(47,824)	18,498
Dollars
Sold	$ 11,822,542	$ 532,927	$ 560,205
Reinvested	10,068,980	225,322	122,305
Redeemed	(33,613,874)	(1,308,776)	(453,508)
Net increase (decrease)	$ (11,722,352)	$ (550,527)	$ 229,002

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	2,648,332	86,383	262,678
Reinvested	2,071,741	53,533	15,343
Redeemed	(6,380,641)	(244,489)	(74,696)
Net increase (decrease)	(1,660,568)	(104,573)	203,325
Dollars
Sold	$ 33,703,712	$ 1,109,889	$ 3,373,478
Reinvested	28,507,157	732,326	209,431
Redeemed	(80,043,164)	(3,021,914)	(891,486)
Net increase (decrease)	$ (17,832,295)	$ (1,179,699)	$ 2,691,423

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,068,980	$ 225,322	$ 122,305
From net realized gain	-	-	-
Total	$ 10,068,980	$ 225,322	$ 122,305

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 12,927,664	$ 322,572	$ 93,628
From net realized gain	15,579,493	409,753	115,803
Total	$ 28,507,157	$ 732,325	$ 209,431

See accompanying notes which are an integral part of the financial statements.

Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10
Income from Investment Operations
Net investment income (loss) E	.16	.32	.42	.40	.41	.36
Net realized and unrealized gain (loss)	(1.74)	(1.31)	(2.52)	2.04	2.19	2.92
Total from investment operations	(1.58)	(.99)	(2.10)	2.44	2.60	3.28
Distributions from net investment income	(.32)	(.39)	(.37)	(.41)	(.34)	-
Distributions from net realized gain	-	(.47)	(1.50)	(.68)	(1.59)	(.02)
Total distributions	(.32)	(.86)	(1.87)	(1.09)	(1.93)	(.02)
Net asset value, end of period	$ 10.66	$ 12.56	$ 14.41	$ 18.38	$ 17.03	$ 16.36
Total Return B,C,D	(12.83)%	(7.39)%	(12.47)%	15.26%	17.57%	25.07%
Ratios to Average Net Assets F
Expenses before expense reductions	.72% A	.73%	.69%	.71%	.73%	.77%
Expenses net of voluntary waivers, if any	.72% A	.73%	.69%	.71%	.73%	.77%
Expenses net of all reductions	.66% A	.72%	.68%	.70%	.72%	.76%
Net investment income (loss)	2.69% A	2.55%	2.61%	2.38%	2.60%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,320	$ 399,273	$ 482,165	$ 580,555	$ 528,874	$ 483,231
Portfolio turnover rate	206% A	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35	$ 15.94
Income from Investment Operations
Net investment income (loss) E	.15	.31	.40	.38	.40	.07
Net realized and unrealized gain (loss)	(1.71)	(1.32)	(2.50)	2.03	2.14	.34
Total from investment operations	(1.56)	(1.01)	(2.10)	2.41	2.54	.41
Distributions from net investment income	(.30)	(.37)	(.36)	(.41)	(.34)	-
Distributions from net realized gain	-	(.47)	(1.50)	(.68)	(1.59)	-
Total distributions	(.30)	(.84)	(1.86)	(1.09)	(1.93)	-
Net asset value, end of period	$ 10.61	$ 12.47	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Total Return B,C,D	(12.74)%	(7.57)%	(12.54)%	15.13%	17.18%	2.57%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.83%	.80%	.82%	.89%	.88% A
Expenses net of voluntary waivers, if any	.82% A	.83%	.80%	.82%	.89%	.87% A
Expenses net of all reductions	.77% A	.82%	.79%	.81%	.88%	.87% A
Net investment income (loss)	2.58% A	2.44%	2.50%	2.27%	2.65%	2.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,605	$ 9,542	$ 12,449	$ 10,825	$ 3,165	$ 10
Portfolio turnover rate	206% A	111%	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.43	$ 14.30	$ 17.78
Income from Investment Operations
Net investment income (loss) E	.14	.28	.34
Net realized and unrealized gain (loss)	(1.72)	(1.30)	(1.96)
Total from investment operations	(1.58)	(1.02)	(1.62)
Distributions from net investment income	(.29)	(.38)	(.36)
Distributions from net realized gain	-	(.47)	(1.50)
Total distributions	(.29)	(.85)	(1.86)
Net asset value, end of period	$ 10.56	$ 12.43	$ 14.30
Total Return B,C,D	(12.94)%	(7.66)%	(10.21)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A	1.00%	.97% A
Expenses net of voluntary waivers, if any	1.01% A	1.00%	.97% A
Expenses net of all reductions	.96% A	.99%	.95% A
Net investment income (loss)	2.39% A	2.28%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,626	$ 5,213	$ 3,091
Portfolio turnover rate	206% A	111%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Asset Manager: Growth Portfolio

See accompanying notes which are an integral part of the financial statements.

Performance

Fidelity Variable Insurance Products: Balanced Portfolio - Service Class 2

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 through January 12, 2000 are those of Service Class which reflects a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class, and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity ® VIP: Balanced - Service Class 2	-8.64%	2.48%	6.61%
Fidelity Balanced 60/40 Composite	-7.77%	5.65%	11.27%
S&P 500 ®	-17.99%	3.66%	12.66%
LB Aggregate Bond	8.63%	7.57%	8.37%
Variable Annuity Balanced Funds Average	-7.62%	4.60%	n/a*

Average annual total returns take the fund's cumulative return and show what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Fidelity Balanced 60/40 Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500SM Index and the Lehman Brothers® Aggregate Bond Index. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity balanced funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 66 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Balanced Portfolio - Service Class 2 on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,154 - a 61.54% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Standard & Poor's 500 Index would have grown to $24,426 - a 144.26% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $18,261 - an 82.61% increase. You can also look at how the Fidelity Balanced 60/40 Composite Index did over the same period. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $22,625 - a 122.65% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Fund Talk: The Managers' Overview

(Portfolio Manager photograph)
(Portfolio Manager photograph)

An interview with Louis Salemy (right), who became Lead Portfolio Manager of Balanced Portfolio on February 6, 2002, and Ford O'Neil (left), manager for fixed-income investments

Q. How did the fund perform, Louis?

L.S. For the six months ending June 30, 2002, the fund lagged both the Fidelity Balanced 60/40 Composite Index and the Lipper Inc. variable annuity balanced funds average, which declined 6.54% and 6.16%, respectively. Similarly, for the 12 months ending June 30, 2002, the fund trailed the Composite index and Lipper average, which dropped 7.77% and 7.62%, respectively.

Q. What affected the fund's performance during the six-month period?

L.S. While being conservative helped in an uncertain market environment, poor stock picking hampered our relative performance. The fund benefited from its slight bias toward stronger-performing fixed-income securities - that is, bonds and cash - at the expense of equities, which trailed most other asset classes during the period. However, we lost ground by investing in a handful of stocks and high-yield bonds of companies - including Tyco International and Adelphia Communications, respectively - that were wracked by accounting scandals and credit-quality downgrades. Concerns about corporate governance also overwhelmed our equity holdings in advertising conglomerate Omnicom. On a sector level, the fund's fairly aggressive positioning in financial stocks hurt results. Here, we emphasized brokerage firms, such as Merrill Lynch and Morgan Stanley, and other transaction-oriented companies that stood to benefit from a potential economic rebound. Unfortunately, we were early, and persistently weak capital markets activity plagued these stocks. Fund performance also suffered from underweighting banks - based on credit-quality concerns and potential yield-curve flattening - as they continued to benefit from last year's sharply declining interest rates. Finally, in the biotechnology industry, our holdings in Amgen offset some of what we gained from otherwise underweighting a group that stumbled on numerous disappointments with high-profile drugs.

Q. What other moves influenced performance?

L.S. Shying away from technology stocks provided a relative boost versus the index. The fund was helped by my decision to reduce its tech weighting after taking over the portfolio in February, based on my cautious growth outlook for a sector vulnerable to further declines. I felt that the earnings expectations and valuations of tech hardware firms were still too high given continued deterioration in capital spending and the absence of any major breakthrough technologies. Underweighting companies such as Intel and IBM, which were hurt as the market rotated away from large-cap growth stocks, further benefited the fund. I sold off Intel and IBM during the period. However, the stocks I felt could benefit from a PC upgrade cycle, such as Microsoft, generally dampened performance. The fund's stake in defensive, stable-growth stocks paid off. While it was tough to find many quality companies that were attractively priced and had good earnings growth, we were successful in consumer staples with Gillette and McCormick & Co., and such specialty retailers as Hollywood Entertainment. The fund benefited from my decision to further emphasize these names, as well as defensive financials such as Freddie Mac and Fannie Mae, which helped hedge against my more "offensive" cyclical positioning in the brokerage houses. Finally, trimming some cyclical positions to take profits during the spring increased the fund's cash weighting, which, given the weak equity market, helped performance.

Q. Turning to you, Ford, what drove the investment-grade portion of the fund?

F.O. Despite volatile interest rate and stock market conditions, investment-grade bonds fared well, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Against a backdrop of falling interest rates and yield-curve steepening, favorable sector allocation proved critical to the subportfolio's success. The fund benefited from my emphasis on higher-yielding spread sectors, namely mortgage and asset-backed securities, which outperformed Treasuries during the period. Strong security selection in these groups also aided performance. We primarily benefited from reducing our weighting in corporates, given heightened downside risk, and adding more exposure to high-quality mortgage securities, which performed very well as mortgage rates rose and prepayment activity slowed. Within corporates, good credit analysis and diversification were key, as we successfully avoided several prominent issuers that experienced severe financial stress.

Q. What's your outlook, Louis?

L.S. I remain cautious, as I feel the earnings recovery that many investors are expecting in the second half of 2002 is unlikely to occur. That said, I'll continue to toe the line between offense and defense, looking for companies on both sides with strong earnings growth and attractive relative valuations.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks both income and growth of capital

Start date: January 3, 1995

Size: as of June 30, 2002, more than $292 million

Manager: Louis Salemy, since February 2002, and Ford O'Neil, since 2001; Louis Salemy joined Fidelity in 1992; Ford O'Neil joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Morgan Stanley	3.3
Microsoft Corp.	3.1
Gillette Co.	2.6
BellSouth Corp.	2.5
Freddie Mac	2.3
13.8
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	17.5
Consumer Discretionary	13.2
Consumer Staples	9.0
Telecommunication Services	5.0
Industrials	4.9
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	53.7%
Bonds	37.6%
Short-Term Investments and Net Other Assets	8.3%
Other Investments	0.4%

* Foreign investments 3.0%

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 46.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.6%
Media - 4.0%
AOL Time Warner, Inc. (a)	12	$ 177
Comcast Corp. Class A (special) (a)	47,000	1,120,480
E.W. Scripps Co. Class A	15,300	1,178,100
EchoStar Communications Corp. Class A (a)	133,700	2,481,472
General Motors Corp. Class H (a)	72,700	756,080
Omnicom Group, Inc.	91,300	4,181,540
UIH Australia/Pacific, Inc. warrants 5/15/06 (a)	150	0
Walt Disney Co.	106,700	2,016,630
		11,734,479
Multiline Retail - 3.1%
Kohls Corp. (a)	50,100	3,511,008
Wal-Mart Stores, Inc.	100,100	5,506,501
		9,017,509
Specialty Retail - 2.1%
Hollywood Entertainment Corp. (a)	79,500	1,644,060
Home Depot, Inc.	126,650	4,651,855
		6,295,915
Textiles Apparel & Luxury Goods - 0.4%
Liz Claiborne, Inc.	35,700	1,135,260
TOTAL CONSUMER DISCRETIONARY		28,183,163
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
The Coca-Cola Co.	51,200	2,867,200
Food & Drug Retailing - 0.8%
Rite Aid Corp.	1,392	3,271
Walgreen Co.	63,800	2,464,594
		2,467,865
Food Products - 0.6%
McCormick & Co., Inc. (non-vtg.)	56,000	1,442,000
Unilever PLC sponsored ADR	10,400	379,808
		1,821,808
Household Products - 1.3%
Colgate-Palmolive Co.	34,200	1,711,710
Kimberly-Clark Corp.	33,200	2,058,400
		3,770,110
Personal Products - 2.6%
Gillette Co.	222,700	7,542,849
Tobacco - 1.8%
Philip Morris Companies, Inc.	118,350	5,169,528
TOTAL CONSUMER STAPLES		23,639,360
ENERGY - 2.0%
Oil & Gas - 2.0%
Exxon Mobil Corp.	139,932	5,726,017

	Shares	Value (Note 1)
FINANCIALS - 11.7%
Banks - 1.1%
Bank One Corp.	27,000	$ 1,038,960
Wells Fargo & Co.	45,800	2,292,748
		3,331,708
Diversified Financials - 9.4%
Fannie Mae	84,200	6,209,750
Freddie Mac	110,700	6,774,840
Goldman Sachs Group, Inc.	10,300	755,505
Merrill Lynch & Co., Inc.	96,900	3,924,450
Morgan Stanley	225,400	9,710,221
		27,374,766
Insurance - 1.2%
American International Group, Inc.	49,850	3,401,266
TOTAL FINANCIALS		34,107,740
HEALTH CARE - 3.4%
Biotechnology - 0.9%
Amgen, Inc. (a)	62,800	2,630,064
Health Care Equipment & Supplies - 0.1%
Align Technology, Inc. (a)	47,000	189,927
Pharmaceuticals - 2.4%
Allergan, Inc.	17,900	1,194,825
Bristol-Myers Squibb Co.	15,800	406,060
Johnson & Johnson	20,100	1,050,426
Pfizer, Inc.	128,300	4,490,500
		7,141,811
TOTAL HEALTH CARE		9,961,802
INDUSTRIALS - 4.1%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	16,400	1,139,800
Northrop Grumman Corp.	11,500	1,437,500
United Technologies Corp.	10,200	692,580
		3,269,880
Airlines - 0.3%
Mesaba Holdings, Inc. (a)	2,493	14,634
Southwest Airlines Co.	45,600	736,896
		751,530
Building Products - 0.3%
American Standard Companies, Inc. (a)	11,400	856,140
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	10,000	627,500
First Data Corp.	16,300	606,360
		1,233,860
Industrial Conglomerates - 1.8%
General Electric Co.	181,600	5,275,480
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.2%
Albany International Corp. Class A	20,700	$ 557,037
TOTAL INDUSTRIALS		11,943,927
INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	133,700	1,865,115
Electronic Equipment & Instruments - 0.0%
Insilco Corp. warrants 8/15/07 (a)	60	1
Software - 3.1%
Microsoft Corp. (a)	163,300	8,932,510
TOTAL INFORMATION TECHNOLOGY		10,797,626
MATERIALS - 0.4%
Chemicals - 0.4%
E.I. du Pont de Nemours & Co.	24,904	1,105,738
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.1%
BellSouth Corp.	227,500	7,166,250
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	290	44
warrants 1/15/07 (CV ratio .6) (a)	50	8
McCaw International Ltd. warrants 4/16/07 (a)(g)	290	0
NTL, Inc. warrants 10/14/08 (a)	199	2
Ono Finance PLC rights 5/31/09 (a)(g)	210	2
Qwest Communications International, Inc.	32,600	91,280
SBC Communications, Inc.	59,470	1,813,835
		9,071,421
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	348,700	1,119,327
TOTAL TELECOMMUNICATION SERVICES		10,190,748
TOTAL COMMON STOCKS (Cost $140,363,179)		135,656,121
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	152	30

	Shares	Value (Note 1)
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc. Series M, $11.125	3,961	$ 253,504
Granite Broadcasting Corp. $127.50 pay-in-kind	100	62,000
PRIMEDIA, Inc. Series F, $9.20	4,135	140,590
Sinclair Capital 11.625%	1,365	141,960
		598,054
FINANCIALS - 0.1%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	50	47,700
Real Estate - 0.1%
California Federal Preferred Capital Corp. Series A, $2.2812	8,000	208,000
TOTAL FINANCIALS		255,700
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Fresenius Medical Care Capital Trust II $78.75	255	236,345
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,090,099
TOTAL PREFERRED STOCKS (Cost $1,413,385)		1,090,129
Corporate Bonds - 16.7%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
EchoStar Communications Corp. 5.75% 5/15/08	Caa1	$ 110,000	80,850
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	260,000	110,136
Sanmina-SCI Corp. 0% 9/12/20	Ba2	300,000	108,000
Solectron Corp. liquid yield option note 0% 5/8/20	Ba3	40,000	22,800
			240,936
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	B3	$ 150,000	$ 63,570
TOTAL CONVERTIBLE BONDS			385,356
Nonconvertible Bonds - 16.6%
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.2%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	40,000	39,400
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	150,000	156,552
Dura Operating Corp. 8.625% 4/15/12 (g)	B1	115,000	115,000
Meritor Automotive, Inc. 6.8% 2/15/09	Baa3	200,000	186,000
			496,952
Hotels, Restaurants & Leisure - 0.8%
Alliance Gaming Corp. 10% 8/1/07	B3	100,000	105,000
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2	100,000	98,250
Boyd Gaming Corp. 9.25% 10/1/03	Ba3	230,000	234,600
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	B	110,000	115,500
Extended Stay America, Inc. 9.875% 6/15/11	B2	95,000	98,325
Friendly Ice Cream Corp. 10.5% 12/1/07	B3	140,000	137,900
HMH Properties, Inc. 7.875% 8/1/08	Ba3	100,000	96,000
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	90,000	91,800
La Quinta Inns, Inc. 7.25% 3/15/04	Ba3	120,000	119,100
MGM Mirage, Inc. 8.5% 9/15/10	Ba1	150,000	158,625
Park Place Entertainment Corp. 8.125% 5/15/11	Ba2	210,000	207,900
Penn National Gaming, Inc. 11.125% 3/1/08	B3	120,000	127,500
Six Flags, Inc. 9.5% 2/1/09	B2	200,000	204,000
Station Casinos, Inc. 8.375% 2/15/08	B1	100,000	102,250

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10 (g)	Caa1	$ 195,000	$ 196,463
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	100,000	103,000
			2,196,213
Household Durables - 0.3%
Beazer Homes USA, Inc. 8.875% 4/1/08	Ba2	150,000	152,250
Champion Enterprises, Inc. 11.25% 4/15/07 (g)	B2	105,000	88,200
D.R. Horton, Inc.:
8% 2/1/09	Ba1	75,000	73,875
10.5% 4/1/05	Ba1	100,000	106,000
Kaufman & Broad Home Corp. 7.75% 10/15/04	Ba2	200,000	200,000
Ryland Group, Inc. 9.125% 6/15/11	Ba3	160,000	169,600
			789,925
Internet & Catalog Retail - 0.0%
J. Crew Operating Corp. 10.375% 10/15/07	Caa1	120,000	104,400
Leisure Equipment & Products - 0.1%
Hasbro, Inc. 5.6% 11/1/05	Ba3	150,000	139,500
The Hockey Co. 11.25% 4/15/09 (g)	B2	70,000	70,000
			209,500
Media - 1.8%
Adelphia Communications Corp. 10.875% 10/1/10 (d)	Caa2	295,000	120,950
American Media Operations, Inc. 10.25% 5/1/09	B2	80,000	84,000
AOL Time Warner, Inc.:
6.875% 5/1/12	Baa1	140,000	129,115
7.7% 5/1/32	Baa1	105,000	93,146
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	650,000	638,960
CanWest Media, Inc. 10.625% 5/15/11	B2	275,000	275,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)	B2	75,000	27,000
8.25% 4/1/07	B2	180,000	122,400
10% 5/15/11	B2	120,000	80,400
10.75% 10/1/09	B2	70,000	48,300
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	220,000	218,900
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	115,000	117,635
Corus Entertainment, Inc. 8.75% 3/1/12	B1	240,000	243,600
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	$ 230,000	$ 230,000
News America Holdings, Inc.:
7.375% 10/17/08	Baa3	500,000	526,483
7.75% 12/1/45	Baa3	200,000	186,673
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	270,000	274,050
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06 (d)	Caa1	240,000	182,400
Pegasus Satellite Communications, Inc. 0% 3/1/07 (e)	Caa1	200,000	50,000
Penton Media, Inc. 11.875% 10/1/07 (g)	B3	130,000	111,800
Radio One, Inc. 8.875% 7/1/11	B3	200,000	200,000
Telewest PLC yankee 11% 10/1/07	Caa3	315,000	127,575
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	150,000	149,252
Time Warner, Inc. 8.18% 8/15/07	Baa1	910,000	968,882
Yell Finance BV 0% 8/1/11 (e)	B2	130,000	88,725
			5,295,246
Multiline Retail - 0.0%
JCPenney Co., Inc. 7.375% 8/15/08	Ba3	35,000	34,125
Specialty Retail - 0.1%
AutoNation, Inc. 9% 8/1/08	Ba2	140,000	144,200
Gap, Inc. 6.9% 9/15/07	Ba3	100,000	90,000
United Auto Group, Inc. 9.625% 3/15/12 (g)	B3	150,000	151,500
			385,700
Textiles Apparel & Luxury Goods - 0.1%
The William Carter Co. 10.875% 8/15/11	B3	200,000	218,000
Tommy Hilfiger USA, Inc. 6.5% 6/1/03	Ba1	120,000	119,700
			337,700
TOTAL CONSUMER DISCRETIONARY			9,849,761
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	140,000	144,550

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Food & Drug Retailing - 0.3%
Fred Meyer, Inc. 7.375% 3/1/05	Baa3	$ 300,000	$ 321,811
Kroger Co. 8.05% 2/1/10	Baa3	225,000	250,120
Pathmark Stores, Inc. 8.75% 2/1/12	B2	40,000	40,800
Rite Aid Corp. 12.5% 9/15/06	B-	215,000	199,950
Roundy's, Inc. 8.875% 6/15/12 (g)	B2	90,000	89,775
			902,456
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07 (h)	Ba1	155,000	153,438
Dean Foods Co. 8.15% 8/1/07	B1	130,000	133,250
Del Monte Corp. 9.25% 5/15/11	B3	120,000	124,800
Doane Pet Care Co. 9.75% 5/15/07	B-	150,000	130,500
Dole Food Co., Inc. 7.25% 5/1/09 (g)	Ba1	90,000	91,800
			633,788
Household Products - 0.1%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	210,000	215,250
10% 11/1/08	Ba3	180,000	207,900
			423,150
Tobacco - 0.2%
Philip Morris Companies, Inc. 6.95% 6/1/06	A2	500,000	530,867
RJ Reynolds Tobacco Holdings, Inc. 6.5% 6/1/07	Baa2	125,000	127,983
			658,850
TOTAL CONSUMER STAPLES			2,762,794
ENERGY - 0.7%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	45,000	45,900
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	145,000	150,800
Trico Marine Services, Inc. 8.875% 5/15/12 (g)	B2	50,000	49,625
			246,325
Oil & Gas - 0.6%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	150,000	160,079
Chesapeake Energy Corp. 8.125% 4/1/11	B1	290,000	286,375
Devon Energy Corp. 7.95% 4/15/32	Baa2	200,000	215,137
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Pemex Project Funding Master Trust 7.875% 2/1/09 (g)	Baa1	$ 180,000	$ 179,550
Plains Exploration & Production Co. LP 8.75% 7/1/12 (g)	-	100,000	98,376
Suncor Energy, Inc. 7.15% 2/1/32	A3	135,000	138,876
The Coastal Corp. 7.75% 6/15/10	Baa2	350,000	346,414
Vintage Petroleum, Inc. 8.25% 5/1/12 (g)	Ba3	130,000	128,050
Western Oil Sands, Inc. 8.375% 5/1/12 (g)	Ba2	225,000	226,125
			1,778,982
TOTAL ENERGY			2,025,307
FINANCIALS - 5.7%
Banks - 1.2%
BankAmerica Corp. 5.875% 2/15/09	Aa2	500,000	504,131
BankBoston Corp. 6.625% 2/1/04	A2	60,000	62,524
Barclays Bank PLC yankee 8.55% 9/29/49 (f)(g)	Aa3	145,000	166,891
Capital One Bank 6.5% 7/30/04	Baa2	250,000	252,525
First Union Corp. 7.55% 8/18/05	A1	715,000	782,365
Fleet Financial Group, Inc. 7.125% 4/15/06	A2	140,000	150,705
FleetBoston Financial Corp. 7.25% 9/15/05	A1	275,000	299,054
Korea Development Bank 7.375% 9/17/04	A3	160,000	171,593
MBNA Corp.:
6.25% 1/17/07	Baa2	120,000	122,811
6.34% 6/2/03	Baa2	100,000	98,192
7.5% 3/15/12	Baa2	175,000	186,353
PNC Funding Corp. 5.75% 8/1/06	A2	155,000	159,765
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (j)	A1	145,000	151,582
8.817% 3/31/49	A1	120,000	130,590
Sovereign Bancorp, Inc. 10.5% 11/15/06	Ba2	100,000	111,000
Washington Mutual, Inc. 5.625% 1/15/07	A3	250,000	253,210
			3,603,291

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Diversified Financials - 3.8%
Abbey National Capital Trust I 8.963% 12/29/49 (f)	A1	$ 200,000	$ 230,900
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	Baa1	250,000	264,581
Alliance Capital Management LP 5.625% 8/15/06	A2	150,000	153,720
American Airlines pass thru trust certificate 7.858% 4/1/13	Baa1	200,000	216,472
American Gen. Finance Corp. 5.875% 7/14/06	A1	500,000	516,338
Amvescap PLC 6.6% 5/15/05	A2	100,000	105,954
Armkel Finance, Inc. 9.5% 8/15/09	B2	230,000	238,050
Associates Corp. of North America 6% 7/15/05	Aa1	250,000	266,418
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	120,000	120,000
Burlington Resources Finance Co. 7.4% 12/1/31 (g)	Baa1	125,000	130,705
Capital One Financial Corp. 7.125% 8/1/08	Baa3	160,000	149,780
CIT Group, Inc. 7.75% 4/2/12	A2	125,000	123,053
Continental Airlines, Inc. pass thru trust certificate 7.461% 4/1/13	Baa3	136,441	131,900
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	170,000	173,771
6.85% 6/15/04	A3	255,000	269,731
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	Aa3	170,000	176,216
6.5% 1/15/12	Aa3	60,000	60,470
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	45,000	48,278
7.779% 1/2/12	Baa2	250,000	252,650
7.92% 5/18/12	Baa1	50,000	51,796
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	210,000	218,702
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	Ba3	130,000	129,025
Ford Motor Credit Co.:
6.5% 1/25/07	A3	190,000	190,174
6.875% 2/1/06	A3	150,000	153,460
7.375% 10/28/09	A3	650,000	672,882
General Electric Capital Corp. 6% 6/15/12	Aaa	275,000	270,999
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	$ 220,000	$ 227,939
6.75% 1/15/06	A2	80,000	83,057
7.5% 7/15/05	A2	500,000	532,876
7.75% 1/19/10	A2	200,000	211,619
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	310,000	315,768
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (g)	B3	266,094	242,146
Household Finance Corp.:
6.375% 10/15/11	A2	50,000	47,831
6.5% 1/24/06	A2	75,000	76,679
8% 5/9/05	A2	30,000	32,315
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A2	200,000	235,267
ING Capital Funding Trust III 8.439% 12/31/10	A1	150,000	167,249
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	300,000	303,722
6.75% 2/1/11	A1	185,000	191,755
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	150,000	157,097
Morgan Stanley 6.6% 4/1/12	Aa3	160,000	163,054
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	140,000	134,644
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	200,000	201,192
7.875% 11/15/10	Baa3	315,000	325,553
Northwest Airlines pass thru trust certificate 8.304% 9/1/10	Ba2	87,680	82,858
Petronas Capital Ltd. 7% 5/22/12 (g)	Baa1	385,000	391,256
Popular North America, Inc. 6.125% 10/15/06	A3	220,000	225,550
RFS Partnership LP/RFS Financing, Inc. 9.75% 3/1/12	B1	40,000	40,800
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	500,000	312,966
8.75% 3/15/32	Baa3	120,000	90,248
Stone Container Finance Co. yankee 11.5% 8/15/06 (g)	B2	370,000	395,900
TCI Communications Financing III 9.65% 3/31/27	Baa3	180,000	179,891

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
TXU Eastern Funding 6.75% 5/15/09	Baa1	$ 160,000	$ 160,878
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Ba2	150,000	75,000
UBS Preferred Funding Trust 1 8.622% 12/29/49	A1	300,000	343,696
			11,264,831
Insurance - 0.1%
Principal Life Global Funding I:
5.125% 6/28/07 (g)	Aa2	100,000	100,843
6.25% 2/15/12 (g)	Aa2	130,000	133,216
			234,059
Real Estate - 0.6%
BRE Properties, Inc. 5.95% 3/15/07	Baa2	250,000	253,856
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	15,000	15,541
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	100,000	103,995
Duke Realty LP 7.3% 6/30/03	Baa1	500,000	519,194
EOP Operating LP 6.625% 2/15/05	Baa1	200,000	209,243
ERP Operating LP 7.1% 6/23/04	Baa1	200,000	210,504
Meditrust Corp. 7.82% 9/10/26	Ba3	155,000	154,225
ProLogis Trust 6.7% 4/15/04	Baa1	55,000	57,164
Senior Housing Properties Trust 8.625% 1/15/12	Ba2	160,000	164,800
			1,688,522
TOTAL FINANCIALS			16,790,703
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
ALARIS Medical Systems, Inc. 11.625% 12/1/06	B2	160,000	178,400
Health Care Providers & Services - 0.4%
Alderwoods Group, Inc. 11% 1/2/07	-	140,000	140,700
AmerisourceBergen Corp. 8.125% 9/1/08	Ba3	110,000	113,300
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	B2	235,000	244,400
HCA, Inc. 7.125% 6/1/06	Ba1	180,000	185,400
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (g)	B3	145,000	146,450
Service Corp. International (SCI) 6.5% 3/15/08	B1	140,000	124,600
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Triad Hospitals, Inc. 8.75% 5/1/09	B1	$ 120,000	$ 126,000
Unilab Corp. 12.75% 10/1/09	B3	46,000	53,590
			1,134,440
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10 (g)	Caa1	155,000	144,150
TOTAL HEALTH CARE			1,456,990
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Raytheon Co. 8.2% 3/1/06	Baa3	500,000	551,381
Building Products - 0.1%
American Standard, Inc. 7.375% 2/1/08	Ba2	130,000	132,600
Commercial Services & Supplies - 0.1%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	40,000	39,900
Iron Mountain, Inc.:
8.625% 4/1/13	B2	100,000	101,750
8.75% 9/30/09	B2	130,000	132,275
			273,925
Construction & Engineering - 0.0%
Blount, Inc. 7% 6/15/05	Caa1	120,000	105,600
Machinery - 0.3%
Case Corp. 7.25% 1/15/16	Ba2	80,000	61,600
Dunlop Standard Aerospace Holdings PLC 11.875% 5/15/09	B3	120,000	126,600
Joy Global, Inc. 8.75% 3/15/12	B2	155,000	158,100
Roller Bearing Co. of America, Inc. 9.625% 6/15/07	B3	110,000	106,150
Terex Corp. 9.25% 7/15/11	B2	150,000	153,750
Tyco International Group SA yankee:
5.8% 8/1/06	Ba2	190,000	149,975
6.75% 2/15/11	Ba2	200,000	155,314
			911,489
Marine - 0.1%
Teekay Shipping Corp. 8.875% 7/15/11	Ba2	200,000	208,000

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Road & Rail - 0.0%
TFM SA de CV 12.5% 6/15/12 (g)	B1	$ 70,000	$ 66,675
TOTAL INDUSTRIALS			2,249,670
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Motorola, Inc. 8% 11/1/11	Baa2	200,000	195,174
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 6.5% 7/1/12	A3	270,000	268,650
Seagate Technology HDD Holdings 8% 5/15/09 (g)	Ba2	70,000	69,650
			338,300
Electronic Equipment & Instruments - 0.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	230,000	236,900
Flextronics International Ltd. 9.875% 7/1/10	Ba2	100,000	103,500
			340,400
Semiconductor Equipment & Products - 0.1%
Fairchild Semiconductor Corp. 10.375% 10/1/07	B2	175,000	181,125
TOTAL INFORMATION TECHNOLOGY			1,054,999
MATERIALS - 1.0%
Chemicals - 0.3%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (g)	B3	120,000	122,400
Huntsman International LLC 9.875% 3/1/09 (g)	B3	60,000	60,300
IMC Global, Inc. 10.875% 6/1/08	Ba1	160,000	172,800
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	180,000	171,900
Methanex Corp. yankee 7.4% 8/15/02	Ba1	425,000	425,000
			952,400
Containers & Packaging - 0.3%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (g)	B2	200,000	201,000
Owens-Illinois, Inc. 7.35% 5/15/08	B3	190,000	171,000
Riverwood International Corp.:
10.625% 8/1/07	B3	150,000	156,000
10.625% 8/1/07	B3	80,000	84,000
Sealed Air Corp. 8.75% 7/1/08 (g)	Baa3	150,000	155,250
			767,250
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.2%
AK Steel Corp. 7.75% 6/15/12 (g)	B1	$ 110,000	$ 109,450
Better Minerals & Aggregates Co. 13% 9/15/09	Caa2	110,000	101,200
P&L Coal Holdings Corp. 9.625% 5/15/08	B1	109,000	114,995
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	265,000	271,625
			597,270
Paper & Forest Products - 0.2%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	115,000	112,125
8.125% 5/15/11	Ba1	205,000	196,800
Weyerhaeuser Co. 6.75% 3/15/12 (g)	Baa2	200,000	207,103
			516,028
TOTAL MATERIALS			2,832,948
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.1%
AT&T Corp.:
6.5% 3/15/29	Baa2	575,000	396,750
8% 11/15/31 (g)	Baa2	100,000	78,000
British Telecommunications PLC 8.875% 12/15/30	Baa1	250,000	272,292
Citizens Communications Co. 8.5% 5/15/06	Baa2	165,000	159,680
Deutsche Telekom International Finance BV 8.25% 6/15/05 (f)	Baa1	250,000	255,788
FairPoint Communications, Inc. 12.5% 5/1/10	B3	30,000	29,175
NTL Communications Corp. 11.5% 10/1/08 (d)	Ca	350,000	105,000
NTL, Inc. 0% 4/1/08 (d)(e)	Ca	260,000	70,200
Ono Finance PLC 13% 5/1/09	Caa2	265,000	87,450
Qwest Corp. 8.875% 3/15/12 (g)	Baa3	400,000	356,000
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	220,000	220,644
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	450,000	459,000
Teleglobe Canada, Inc. yankee 7.7% 7/20/29 (d)	C	136,000	2,720
TELUS Corp. 7.5% 6/1/07	Baa2	610,000	547,293
Triton PCS, Inc. 9.375% 2/1/11	B2	200,000	136,000

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Verizon New York, Inc. 7.375% 4/1/32	A1	$ 95,000	$ 89,609
WorldCom, Inc.:
7.5% 5/15/11 (d)	Ca	410,000	67,650
7.875% 5/15/03 (d)	Ca	75,000	12,375
8.25% 5/15/31 (d)	Ca	340,000	56,100
			3,401,726
Wireless Telecommunication Services - 0.4%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1	200,000	40,000
American Tower Corp. 9.375% 2/1/09	Caa1	115,000	64,400
AT&T Wireless Services, Inc.:
7.875% 3/1/11	Baa2	250,000	201,935
8.75% 3/1/31	Baa2	250,000	193,073
Crown Castle International Corp. 10.75% 8/1/11	B3	80,000	51,600
Echostar Broadband Corp. 10.375% 10/1/07	B1	420,000	403,200
Millicom International Cellular SA 13.5% 6/1/06	Caa1	211,000	73,850
Nextel Communications, Inc. 0% 10/31/07 (e)	B3	210,000	109,200
			1,137,258
TOTAL TELECOMMUNICATION SERVICES			4,538,984
UTILITIES - 1.7%
Electric Utilities - 1.2%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (g)	Baa2	150,000	158,413
Avon Energy Partners Holdings 6.46% 3/4/08 (g)	Baa3	300,000	292,993
CMS Energy Corp.:
8.375% 7/1/03	B3	220,000	180,400
8.5% 4/15/11	B3	30,000	21,000
Detroit Edison Co. 6.125% 10/1/10	A3	165,000	164,454
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	185,000	184,020
FirstEnergy Corp. 6.45% 11/15/11	Baa2	195,000	189,325
Hydro-Quebec 6.3% 5/11/11	A1	700,000	742,056
Illinois Power Co. 7.5% 6/15/09	Baa2	150,000	141,975
Israel Electric Corp. Ltd. 7.75% 12/15/27 (g)	A3	315,000	263,192
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	75,000	86,292
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	160,000	156,800
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
6.25% 3/1/04	B3	$ 60,000	$ 57,600
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	500,000	454,152
Southern California Edison Co. 8.95% 11/3/03	Ba3	200,000	205,000
TECO Energy, Inc. 7% 5/1/12	A3	210,000	220,232
Texas Utilities Co. 6.375% 1/1/08	Baa3	40,000	40,335
			3,558,239
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	A3	70,000	72,845
El Paso Energy Corp. 7.75% 1/15/32	Baa2	110,000	102,007
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	100,000	105,758
Sempra Energy 7.95% 3/1/10	A2	95,000	101,277
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	185,000	198,043
			579,930
Multi-Utilities & Unregulated Power - 0.3%
AES Corp.:
8% 12/31/08	Ba3	315,000	189,000
9.5% 6/1/09	Ba3	120,000	78,000
Calpine Corp. 8.5% 2/15/11	B1	170,000	111,350
Western Resources, Inc.:
7.875% 5/1/07 (g)	Ba1	110,000	109,175
9.75% 5/1/07 (g)	Ba2	100,000	96,000
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	225,000	182,205
7.5% 1/15/31	Baa2	35,000	25,135
			790,865
TOTAL UTILITIES			4,929,034
TOTAL NONCONVERTIBLE BONDS			48,491,190
TOTAL CORPORATE BONDS (Cost $50,707,172)			48,876,546
U.S. Government and Government Agency Obligations - 7.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 1.5%
Fannie Mae:
5.5% 5/2/06	Aa2	$ 350,000	$ 367,652
6.25% 2/1/11	Aa2	165,000	173,441
7.125% 6/15/10	Aaa	320,000	360,095
7.25% 5/15/30	Aaa	1,383,000	1,574,850
Freddie Mac:
5.5% 7/15/06	Aaa	530,000	555,911
5.75% 3/15/09	Aaa	700,000	734,194
6.25% 7/15/32	Aaa	166,000	166,896
6.75% 3/15/31	Aaa	244,000	262,208
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			4,195,247
U.S. Treasury Obligations - 5.7%
U.S. Treasury Bills, yield at date of purchase 1.67% to 1.77% 7/5/02 to 8/8/02 (i)	-	1,400,000	1,398,812
U.S. Treasury Bonds:
6.25% 5/15/30	Aaa	945,000	1,023,664
6.625% 2/15/27	Aaa	50,000	56,141
11.25% 2/15/15	Aaa	845,000	1,312,787
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	500,000	505,275
3.5% 11/15/06	Aaa	340,000	333,944
4.75% 11/15/08	Aaa	80,000	81,464
5.75% 11/15/05	Aaa	5,150,000	5,496,018
7% 7/15/06	Aaa	5,800,000	6,478,548
TOTAL U.S. TREASURY OBLIGATIONS			16,686,653
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $20,416,508)			20,881,900
U.S. Government Agency - Mortgage Securities - 11.5%

Fannie Mae - 7.7%
5.5% 2/1/11 to 3/1/32	Aaa	1,743,450	1,706,063
6% 4/1/09 to 6/1/32	Aaa	7,211,841	7,239,921
6.5% 9/1/16 to 5/1/31	Aaa	7,632,305	7,826,854
6.5% 7/1/32 (h)	Aaa	2,552,786	2,601,448
7% 12/1/24 to 2/1/28	Aaa	744,470	775,679
7.5% 5/1/15 to 8/1/28	Aaa	1,807,319	1,904,275
8% 1/1/26	Aaa	406,024	435,222
TOTAL FANNIE MAE			22,489,462
Freddie Mac - 0.1%
7.5% 1/1/27	Aaa	171,948	181,501
U.S. Government Agency - Mortgage Securities - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Government National Mortgage Association - 3.7%
6% 7/1/32 (h)	Aaa	$ 2,000,000	$ 1,996,250
6.5% 10/15/27 to 10/15/31	Aaa	3,650,960	3,744,250
7% 1/15/28 to 3/15/32	Aaa	3,617,209	3,764,203
7% 7/1/32 (h)	Aaa	728,000	755,755
7.5% 6/15/27 to 3/15/28	Aaa	620,814	657,628
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			10,918,086
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,823,992)			33,589,049
Asset-Backed Securities - 1.3%

American Express Credit Account Master Trust:
2.19% 12/15/08 (j)	A1	200,000	199,794
6.1% 12/15/06	A1	200,000	210,088
Capital One Master Trust:
2.21% 4/16/07 (j)	A2	200,000	200,079
5.45% 3/16/09	Aaa	400,000	415,356
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	65,000	66,859
5.07% 2/15/08	Aaa	430,000	438,063
Discover Card Master Trust I 5.75% 12/15/08	Aaa	600,000	630,037
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	100,000	103,625
5.71% 9/15/05	A1	90,000	93,980
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	270,000	276,197
5.09% 10/18/06	Aaa	145,000	149,736
MBNA Credit Card Master Note Trust 5.75% 10/15/08	Aaa	200,000	210,570
Sears Credit Account Master Trust II:
2.13% 6/16/08 (j)	A1	200,000	199,344
6.75% 9/16/09	Aaa	365,000	394,529
7.5% 11/15/07	A2	200,000	211,360
TOTAL ASSET-BACKED SECURITIES (Cost $3,660,067)			3,799,617
Commercial Mortgage Securities - 1.1%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	$ 500,000	$ 560,202
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	160,000	167,904
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	500,000	561,630
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	500,000	544,844
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (j)	Baa3	500,000	492,500
J.P. Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class A2, 7.77% 10/15/32	Aaa	225,000	252,518
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	500,000	530,781
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,903,312)			3,110,379
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic 7.125% 1/11/12	Baa1	160,000	161,500
Malaysian Government 7.5% 7/15/11	Baa2	110,000	116,875
Ontario Province 6% 2/21/06	Aa3	200,000	212,018
Polish Government 6.25% 7/3/12	Baa1	225,000	225,245
Quebec Province yankee 7.125% 2/9/24	A1	30,000	32,561
United Mexican States 9.875% 2/1/10	Baa2	200,000	223,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $943,129)			971,699
Floating Rate Loans - 0.4%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wyndham International, Inc. term loan 6.625% 6/30/06 (j)	-	$ 220,000	$ 193,600
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Suiza Foods Corp. Tranche B term loan 4.11% 7/15/08 (j)	Ba2	249,375	249,998
FINANCIALS - 0.1%
Diversified Financials - 0.1%
American Tower LP Tranche B term loan 4.97% 12/31/07 (j)	B2	150,000	130,500
Nextel Finance Co. Tranche D term loan 4.9375% 3/31/09 (j)	-	450,000	342,000
			472,500
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
Tranche B term loan 4.6723% 7/21/06 (j)	Ba3	147,443	147,075
Tranche C term loan 4.9311% 7/21/07 (j)	Ba3	176,932	176,489
			323,564
TOTAL FLOATING RATE LOANS (Cost $1,306,790)			1,239,662
Money Market Funds - 16.6%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	48,332,714	48,332,714
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	207,500	207,500
TOTAL MONEY MARKET FUNDS (Cost $48,540,214)		48,540,214
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $303,077,748)	297,755,316
NET OTHER ASSETS - (2.0)%	(5,696,149)
NET ASSETS - 100%	$ 292,059,167
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
80 S&P 500 Index Contracts	Sept. 2002	$ 19,802,000	$ (135,112)
The face value of futures purchased as a percentage of net assets - 6.8%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,824,083 or 2.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,398,812.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

Aaa, Aa, A	24.5%
Baa	5.5%
Ba	2.9%
B	3.4%
Caa, Ca, C	0.7%
D	0.0%
Not Rated	0.3%
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.

Purchases and sales of securities, other than short-term securities, aggregated $212,667,164 and $212,732,707, respectively, of which long-term U.S. government and government agency obligations aggregated $66,103,383 and $64,745,009, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,666 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $27,495.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $1,239,662 or 0.4% of net assets.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $303,343,620. Net unrealized depreciation aggregated $5,588,304, of which $14,080,588 related to appreciated investment securities and $19,668,892 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $12,626,000 of which $1,350,000 and $11,276,000 will expire on December 31, 2008 and 2009, respectively.

Balanced Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Balanced Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $234,995) (cost $303,077,748) - See accompanying schedule		$ 297,755,316
Cash		231,651
Receivable for investments sold		783,150
Receivable for fund shares sold		62,245
Dividends receivable		174,313
Interest receivable		1,677,902
Total assets		300,684,577
Liabilities
Payable for investments purchased Regular delivery	$ 2,012,194
Delayed delivery	5,737,951
Payable for fund shares redeemed	460,650
Accrued management fee	107,826
Distribution fees payable	6,286
Payable for daily variation on futures contracts	38,000
Other payables and accrued expenses	55,003
Collateral on securities loaned, at value	207,500
Total liabilities		8,625,410
Net Assets		$ 292,059,167
Net Assets consist of:
Paid in capital		$ 307,747,748
Undistributed net investment income		4,250,980
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,481,994)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,457,567)
Net Assets		$ 292,059,167
Initial Class: Net Asset Value, offering price and redemption price per share ($249,061,429 ÷ 20,315,849 shares)		$ 12.26
Service Class: Net Asset Value, offering price and redemption price per share ($22,728,825 ÷ 1,860,840 shares)		$ 12.21
Service Class 2: Net Asset Value, offering price and redemption price per share ($20,268,913 ÷ 1,666,189 shares)		$ 12.16

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 1,037,034
Interest		3,995,906
Security lending		1,639
Total income		5,034,579
Expenses
Management fee	$ 666,631
Transfer agent fees	108,041
Distribution fees	36,400
Accounting and security lending fees	60,017
Non-interested trustees' compensation	520
Custodian fees and expenses	13,282
Audit	14,403
Legal	2,223
Miscellaneous	10,647
Total expenses before reductions	912,164
Expense reductions	(37,361)	874,803
Net investment income (loss)		4,159,776
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,540,557
Foreign currency transactions	508
Futures contracts	(2,317,628)
Total net realized gain (loss)		223,437
Change in net unrealized appreciation (depreciation) on: Investment securities	(29,520,646)
Assets and liabilities in foreign currencies	501
Futures contracts	(451,591)
Total change in net unrealized appreciation (depreciation)		(29,971,736)
Net gain (loss)		(29,748,299)
Net increase (decrease) in net assets resulting from operations		$ (25,588,523)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Balanced Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 4,159,776	$ 8,952,487
Net realized gain (loss)	223,437	(11,271,877)
Change in net unrealized appreciation (depreciation)	(29,971,736)	(2,022,596)
Net increase (decrease) in net assets resulting from operations	(25,588,523)	(4,341,986)
Distributions to shareholders from net investment income	(8,837,001)	(10,202,857)
Share transactions - net increase (decrease)	19,624,427	38,243,415
Total increase (decrease) in net assets	(14,801,097)	23,698,572
Net Assets
Beginning of period	306,860,264	283,161,692
End of period (including undistributed net investment income of $4,250,980 and undistributed net investment income of $8,952,853, respectively)	$ 292,059,167	$ 306,860,264
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	2,015,450	188,308	470,397
Reinvested	586,697	54,643	37,261
Redeemed	(1,577,150)	(244,988)	(75,647)
Net increase (decrease)	1,024,997	(2,037)	432,011
Dollars Sold	$ 26,634,423	$ 2,467,992	$ 6,140,282
Reinvested	7,644,656	709,812	482,533
Redeemed	(20,334,836)	(3,159,915)	(960,520)
Net increase (decrease)	$ 13,944,243	$ 17,889	$ 5,662,295
Share Transactions	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Shares Sold	4,491,272	478,642	997,411
Reinvested	636,973	66,778	14,524
Redeemed	(3,194,837)	(597,940)	(111,657)
Net increase (decrease)	1,933,408	(52,520)	900,278

Dollars Sold	$ 61,013,674	$ 6,436,065	$ 13,467,721
Reinvested	9,051,388	946,241	205,228
Redeemed	(43,357,523)	(8,040,756)	(1,478,623)
Net increase (decrease)	$ 26,707,539	$ (658,450)	$ 12,194,326
Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 7,644,656	$ 709,812	$ 482,533
	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 9,051,388	$ 946,241	$ 205,228

See accompanying notes which are an integral part of the financial statements.

Balanced Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23
Income from Investment Operations
Net investment income (loss) E	.18	.42	.48	.45	.44	.44
Net realized and unrealized gain (loss)	(1.25)	(.63)	(1.15)	.24	2.00	2.22
Total from investment operations	(1.07)	(.21)	(.67)	.69	2.44	2.66
Distributions from net investment income	(.39)	(.52)	(.48)	(.37)	(.36)	(.31)
Distributions from net realized gain	-	-	(.35)	(.43)	(.55)	-
Distributions in excess of net realized gain	-	-	(.05)	-	-	-
Total distributions	(.39)	(.52)	(.88)	(.80)	(.91)	(.31)
Net asset value, end of period	$ 12.26	$ 13.72	$ 14.45	$ 16.00	$ 16.11	$ 14.58
Total Return B, C, D	(7.97)%	(1.58)%	(4.30)%	4.55%	17.64%	22.18%
Ratios to Average Net Assets F
Expenses before expense reductions	.56% A	.57%	.58%	.57%	.59%	.61%
Expenses net of voluntary waivers, if any	.56% A	.57%	.58%	.57%	.59%	.61%
Expenses net of all reductions	.54% A	.55%	.56%	.55%	.58%	.60%
Net investment income (loss)	2.70% A	3.11%	3.18%	2.87%	2.94%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 249,126	$ 264,608	$ 250,802	$ 325,371	$ 307,681	$ 214,538
Portfolio turnover rate	161% A	126%	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59	$ 14.16
Income from Investment Operations
Net investment income (loss) E	.17	.41	.46	.43	.41	.08
Net realized and unrealized gain (loss)	(1.24)	(.64)	(1.14)	.24	1.98	.35
Total from investment operations	(1.07)	(.23)	(.68)	.67	2.39	.43
Distributions from net investment income	(.38)	(.50)	(.47)	(.37)	(.36)	-
Distributions from net realized gain	-	-	(.35)	(.43)	(.55)	-
Distributions in excess of net realized gain	-	-	(.05)	-	-	-
Total distributions	(.38)	(.50)	(.87)	(.80)	(.91)	-
Net asset value, end of period	$ 12.21	$ 13.66	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Total Return B, C, D	(8.00)%	(1.72)%	(4.38)%	4.43%	17.27%	3.04%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.67%	.68%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.66% A	.67%	.68%	.67%	.70%	.71%
Expenses net of all reductions	.64% A	.65%	.66%	.66%	.69%	.71%
Net investment income (loss)	2.60% A	3.01%	3.08%	2.77%	2.79%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,735	$ 25,455	$ 27,563	$ 27,054	$ 9,562	$ 10
Portfolio turnover rate	161% A	126%	126%	108%	94%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Year ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 14.37	$ 15.59
Income from Investment Operations
Net investment income (loss) E	.16	.38	.40
Net realized and unrealized gain (loss)	(1.24)	(.63)	(.75)
Total from investment operations	(1.08)	(.25)	(.35)
Distributions from net investment income	(.37)	(.51)	(.47)
Distributions from net realized gain	-	-	(.35)
Distributions in excess of net realized gain	-	-	(.05)
Total distributions	(.37)	(.51)	(.87)
Net asset value, end of period	$ 12.16	$ 13.61	$ 14.37
Total Return B, C, D	(8.10)%	(1.87)%	(2.37)%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.83%	.85%
Expenses net of voluntary waivers, if any	.82% A	.83%	.85%
Expenses net of all reductions	.80% A	.81%	.83%
Net investment income (loss)	2.44% A	2.85%	2.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,274	$ 16,798	$ 4,797
Portfolio turnover rate	161% A	126%	126%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Balanced Portfolio

Fidelity Variable Insurance Products: Growth & Income Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Growth & Income - Service Class 2	-17.04%	3.52%	5.83%
S&P 500®	-17.99%	3.66%	6.56%
Variable Annuity Growth & Income Funds Average	-14.17%	3.49%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity growth & income funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 255 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 31, 1996.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Variable Insurance Products: Growth & Income Portfolio - Service Class 2 on December 31, 1996, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $13,659 - a 36.59% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $14,186 - a 41.86% increase.

The Lipper variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity large-cap core were -19.09% and 1.96%, respectively. The one year and five year average annual total returns for the variable annuity large-cap supergroup average were -20.84% and 2.01%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Louis Salemy, Portfolio Manager of Growth & Income Portfolio

Q. How did the fund perform, Louis?

A. For the six months that ended June 30, 2002, the fund lagged both the Standard & Poor's 500 Index and the variable annuity growth & income funds average tracked by Lipper Inc., which returned -13.16% and -10.01%, respectively. For the one-year period that ended June 30, 2002, the fund beat the S&P 500® index, which declined 17.99%, but trailed the Lipper average, which fell 14.17%.

Q. What accounted for the fund's performance versus its index during the past six months?

A. While being conservative helped in an uncertain market environment, poor stock picking slightly hampered our relative performance. The fund lost ground by investing in two companies, Tyco International and Adelphia Communications - both of which the fund no longer holds - that were racked by accounting scandals and credit-quality downgrades. Concerns about corporate governance also overwhelmed our holdings in advertising conglomerate Omnicom. On a sector level, the fund's fairly aggressive positioning in financial stocks hurt results. Here, we emphasized cyclically sensitive brokerage firms - including Merrill Lynch and Morgan Stanley - and other transaction-oriented companies, which all stood to benefit from a potential economic rebound and a pickup in merger and acquisition activity. Given how well these companies managed expenses during the slowdown, I believed a snap back in equity valuations and transaction volumes would result in even higher revenues and earnings. Unfortunately, we were early, and persistently weak capital markets activity plagued these stocks.

Q. How did some of your other key strategies influence performance?

A. The fund remained underweighted in banks based on my concerns about credit quality and lower net interest margins due to potential yield-curve flattening. This strategy failed, however, as banks continued to benefit from last year's sharply declining interest rates. In the biotechnology industry, our holdings in Amgen offset some of what we gained from otherwise underweighting a group that stumbled on numerous disappointments with high-profile drugs. Finally, stock selection in telecommunication services also detracted, particularly our holdings in beleaguered wireless providers such as Nextel. On the upside, shying away from technology stocks provided a relative boost versus the index. The fund was helped by my decision to reduce its tech weighting based on my cautious growth outlook for a sector vulnerable to further declines. I felt that the earnings expectations and valuations of tech hardware firms were still too high given further deterioration in capital spending and the absence of any major breakthrough technologies to drive another growth wave. Not owning companies such as Intel and IBM, which were hurt as the market rotated away from large-cap growth stocks, further benefited the fund. However, the stocks I felt could benefit from a PC upgrade cycle, such as Microsoft, generally dampened performance.

Q. What other moves worked out favorably for the fund?

A. The fund's stake in defensive, stable-growth stocks paid off. While it was tough to find many quality companies that were attractively priced and had good earnings growth, I was successful in consumer staples with Gillette and Walgreen, and such specialty retailers as Hollywood Entertainment. The fund benefited from my decision to further emphasize these names, as well as steady growing defensive financials such as Freddie Mac and Fannie Mae, which served as a hedge against my more "offensive" positioning in the brokerage houses. Overweighting defense contractors such as Lockheed Martin also aided performance, as these stocks rode a sustained up-cycle in U.S. defense spending. Finally, trimming some cyclical positions to take profits during the spring increased the fund's cash weighting, which, given the weak equity market, helped performance. Despite the fact that we remained within striking distance of the index during the period, it was a struggle keeping pace with the fund's average Lipper peer, which tended to be more conservatively positioned than we were and more heavily exposed to strong-performing traditional cyclical stocks.

Q. What's your outlook for the coming months, Louis?

A. I remain cautious, as I feel the earnings recovery that many investors are expecting in the second half of 2002 is unlikely to occur. That said, I'll continue to toe the line between offense and defense, looking for companies on both sides with strong earnings growth and attractive relative valuations.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks a high total return through a combination of current income and capital appreciation

Start date: December 31, 1996

Size: as of June 30, 2002, more than $1.0 billion

Manager: Louis Salemy, since 1998; joined Fidelity in 1992

3

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Morgan Stanley	5.3
Microsoft Corp.	4.8
Gillette Co.	4.5
BellSouth Corp.	4.1
Freddie Mac	3.6
22.3
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	18.9
Consumer Discretionary	18.7
Consumer Staples	14.3
Telecommunication Services	7.8
Industrials	6.9
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	81.8%
Bonds	3.1%
Short-Term Investments and Net Other Assets	15.1%

* Foreign investments	0.4%

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.4%
Media - 7.7%
Comcast Corp. Class A (special) (a)	306,500	$ 7,306,960
E.W. Scripps Co. Class A	96,600	7,438,200
EchoStar Communications Corp. Class A (a)	1,543,200	28,641,792
Omnicom Group, Inc.	573,900	26,284,620
Pegasus Communications Corp. Class A (a)	1,415,100	1,033,023
Walt Disney Co.	695,300	13,141,170
		83,845,765
Multiline Retail - 5.4%
Kohls Corp. (a)	324,600	22,747,968
Wal-Mart Stores, Inc.	652,600	35,899,526
		58,647,494
Specialty Retail - 3.7%
Hollywood Entertainment Corp. (a)	505,800	10,459,944
Home Depot, Inc.	817,500	30,026,775
		40,486,719
Textiles Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	229,800	7,307,640
TOTAL CONSUMER DISCRETIONARY		190,287,618
CONSUMER STAPLES - 14.3%
Beverages - 1.7%
The Coca-Cola Co.	333,600	18,681,600
Food & Drug Retailing - 1.5%
Walgreen Co.	416,000	16,070,080
Food Products - 1.2%
McCormick & Co., Inc. (non-vtg.)	337,800	8,698,350
Unilever NV (NY Shares)	70,000	4,536,000
		13,234,350
Household Products - 2.3%
Colgate-Palmolive Co.	223,300	11,176,165
Kimberly-Clark Corp.	216,700	13,435,400
		24,611,565
Personal Products - 4.5%
Gillette Co.	1,451,600	49,165,692
Tobacco - 3.1%
Philip Morris Companies, Inc.	771,360	33,693,005
TOTAL CONSUMER STAPLES		155,456,292
ENERGY - 3.4%
Oil & Gas - 3.4%
Exxon Mobil Corp.	911,956	37,317,240

	Shares	Value (Note 1)
FINANCIALS - 18.9%
Banks - 2.0%
Bank One Corp.	164,800	$ 6,341,504
Wells Fargo & Co.	298,200	14,927,892
		21,269,396
Diversified Financials - 14.9%
Fannie Mae	482,700	35,599,125
Freddie Mac	634,632	38,839,478
Goldman Sachs Group, Inc.	64,800	4,753,080
Merrill Lynch & Co., Inc.	631,900	25,591,950
Morgan Stanley	1,332,800	57,417,024
		162,200,657
Insurance - 2.0%
American International Group, Inc.	324,805	22,161,445
TOTAL FINANCIALS		205,631,498
HEALTH CARE - 5.2%
Biotechnology - 1.5%
Amgen, Inc. (a)	394,900	16,538,412
Pharmaceuticals - 3.7%
Allergan, Inc.	117,000	7,809,750
Bristol-Myers Squibb Co.	102,500	2,634,250
Pfizer, Inc.	836,200	29,267,000
		39,711,000
TOTAL HEALTH CARE		56,249,412
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.9%
Lockheed Martin Corp.	105,400	7,325,300
Northrop Grumman Corp.	75,000	9,375,000
United Technologies Corp.	55,200	3,748,080
		20,448,380
Airlines - 0.7%
Mesaba Holdings, Inc. (a)	421,100	2,471,857
Southwest Airlines Co.	297,400	4,805,984
		7,277,841
Building Products - 0.5%
American Standard Companies, Inc. (a)	74,100	5,564,910
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	63,700	3,997,175
First Data Corp.	104,000	3,868,800
		7,865,975
Industrial Conglomerates - 3.1%
General Electric Co.	1,184,000	34,395,200
TOTAL INDUSTRIALS		75,552,306
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	844,800	11,784,960
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 4.8%
Microsoft Corp. (a)	969,600	$ 53,037,120
TOTAL INFORMATION TECHNOLOGY		64,822,080
MATERIALS - 0.7%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co.	162,300	7,206,120
Containers & Packaging - 0.0%
Ball Corp.	6	249
TOTAL MATERIALS		7,206,369
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 5.2%
BellSouth Corp.	1,425,300	44,896,950
Qwest Communications International, Inc.	209,800	587,440
SBC Communications, Inc.	387,930	11,831,865
		57,316,255
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. Class A (a)	2,259,700	7,253,637
TOTAL TELECOMMUNICATION SERVICES		64,569,892
TOTAL COMMON STOCKS (Cost $964,201,117)		857,092,707
Nonconvertible Preferred Stocks - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Series E, $111.25 pay-in-kind (Cost $1,610,680)	3,263	750,490
Corporate Bonds - 3.1%
Ratings (unaudited) (e)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 1.3%
Media - 1.3%
EchoStar Communications Corp.:
5.75% 5/15/08 (d)	Caa1	$ 18,830,000	13,840,050
5.75% 5/15/08	Caa1	300,000	220,500
			14,060,550

Ratings (unaudited) (e)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - 1.8%
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
Nextel Communications, Inc.:
0% 10/31/07 (c)	B3	$ 6,200,000	$ 3,224,000
9.375% 11/15/09	B3	13,890,000	6,945,000
9.5% 2/1/11	B3	19,790,000	9,598,150
			19,767,150
TOTAL CORPORATE BONDS (Cost $48,561,201)			33,827,700
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 1.77% 7/5/02 (f) (Cost $2,499,387)	-	2,500,000	2,499,533
Money Market Funds - 18.1%
	Shares
Fidelity Cash Central Fund, 1.89% (b) (Cost $197,789,224)	197,789,224	197,789,224
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,214,661,609)		1,091,959,654
NET OTHER ASSETS - (0.1)%		(1,476,154)
NET ASSETS - 100%		$ 1,090,483,500
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
138 S&P 500 Index Contracts	Sept. 2002	$ 34,158,450	$ (233,068)
The face value of futures purchased as a percentage of net assets - 3.1%
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,840,050 or 1.3% of net assets.

(e) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of the securities pledged amounted to $2,499,533.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $227,929,606 and $250,196,483, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,840 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,227,508,145. Net unrealized depreciation aggregated $135,548,491, of which $85,962,283 related to appreciated investment securities and $221,510,774 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $49,149,000 all of which will expire on December 31, 2009.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Growth & Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $1,214,661,609) - See accompanying schedule		$ 1,091,959,654
Receivable for investments sold		2,599,266
Receivable for fund shares sold		459,668
Dividends receivable		993,571
Interest receivable		1,429,451
Other receivables		17
Total assets		1,097,441,627
Liabilities
Payable for investments purchased	$ 5,051,249
Payable for fund shares redeemed	1,279,383
Accrued management fee	453,831
Distribution fees payable	44,624
Payable for daily variation on futures contracts	65,550
Other payables and accrued expenses	63,490
Total liabilities		6,958,127
Net Assets		$ 1,090,483,500
Net Assets consist of:
Paid in capital		$ 1,315,799,057
Undistributed net investment income		6,992,345
Accumulated undistributed net realized gain (loss) on investments		(109,374,880)
Net unrealized appreciation (depreciation) on investments		(122,933,022)
Net Assets		$ 1,090,483,500
Initial Class: Net Asset Value, offering price and redemption price per share ($725,394,823 ÷ 64,675,374 shares)		$ 11.22
Service Class: Net Asset Value, offering price and redemption price per share ($257,679,145 ÷ 23,097,997 shares)		$ 11.16
Service Class 2: Net Asset Value, offering price and redemption price per share ($107,409,532 ÷ 9,682,254 shares)		$ 11.09

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 6,144,618
Interest		4,635,632
Security lending		4,636
Total income		10,784,886
Expenses
Management fee	$ 2,919,826
Transfer agent fees	413,475
Distribution fees	259,334
Accounting and security lending fees	148,834
Non-interested trustees' compensation	2,057
Custodian fees and expenses	9,200
Audit	15,568
Legal	9,363
Miscellaneous	12,689
Total expenses before reductions	3,790,346
Expense reductions	(70,428)	3,719,918
Net investment income (loss)		7,064,968
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(49,991,442)
Futures contracts	(4,319,262)
Total net realized gain (loss)		(54,310,704)
Change in net unrealized appreciation (depreciation) on: Investment securities	(129,031,262)
Futures contracts	(1,298,290)
Total change in net unrealized appreciation (depreciation)		(130,329,552)
Net gain (loss)		(184,640,256)
Net increase (decrease) in net assets resulting from operations		$ (177,575,288)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth & Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,064,968	$ 15,617,953
Net realized gain (loss)	(54,310,704)	(55,343,155)
Change in net unrealized appreciation (depreciation)	(130,329,552)	(73,235,701)
Net increase (decrease) in net assets resulting from operations	(177,575,288)	(112,960,903)
Distributions to shareholders from net investment income	(15,060,404)	(15,500,793)
Distributions to shareholders from net realized gain	-	(50,237,278)
Total distributions	(15,060,404)	(65,738,071)
Share transactions - net increase (decrease)	32,329,439	192,076,906
Total increase (decrease) in net assets	(160,306,253)	13,377,932
Net Assets
Beginning of period	1,250,789,753	1,237,411,821
End of period (including undistributed net investment income of $6,992,345 and undistributed net investment income of $15,180,119, respectively)	$ 1,090,483,500	$ 1,250,789,753
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	2,896,236	2,129,395	4,225,262
Reinvested	858,112	262,919	83,941
Redeemed	(6,802,617)	(730,542)	(461,808)
Net increase (decrease)	(3,048,269)	1,661,772	3,847,395
Dollars
Sold	$ 36,782,827	$ 26,740,791	$ 52,364,642
Reinvested	10,743,568	3,275,965	1,040,871
Redeemed	(84,175,765)	(8,805,731)	(5,637,729)
Net increase (decrease)	$ (36,649,370)	$ 21,211,025	$ 47,767,784

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	8,754,467	7,628,976	5,096,985
Reinvested	3,712,724	812,593	60,117
Redeemed	(11,004,137)	(1,028,965)	(181,025)
Net increase (decrease)	1,463,054	7,412,604	4,976,077
Dollars
Sold	$ 118,081,480	$ 102,324,030	$ 66,757,918
Reinvested	53,277,595	11,603,819	856,657
Redeemed	(145,071,678)	(13,471,861)	(2,281,054)
Net increase (decrease)	$ 26,287,397	$ 100,455,988	$ 65,333,521

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 10,743,568	$ 3,275,965	$ 1,040,871
From net realized gain	-	-	-
Total	$ 10,743,568	$ 3,275,965	$ 1,040,871

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 12,653,429	$ 2,643,908	$ 203,456
From net realized gain	40,624,166	8,959,911	653,201
Total	$ 53,277,595	$ 11,603,819	$ 856,657

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90
Income from Investment Operations
Net investment income (loss) E	.08	.18	.20	.18	.15	.13
Net realized and unrealized gain (loss)	(1.89)	(1.45)	(.81)	1.27	3.54	2.84
Total from investment operations	(1.81)	(1.27)	(.61)	1.45	3.69	2.97
Distributions from net investment income	(.16)	(.19)	(.19)	(.10)	-	(.08)
Distributions from net realized gain	-	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.16)	(.80)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 11.22	$ 13.19	$ 15.26	$ 17.30	$ 16.15	$ 12.53
Total ReturnB, C, D	(13.85)%	(8.75)%	(3.62)%	9.17%	29.59%	30.09%
Ratios to Average Net AssetsF
Expenses before expense reductions	.58%A	.58%	.58%	.60%	.61%	.70%
Expenses net of voluntary waivers, if any	.58%A	.58%	.58%	.60%	.61%	.70%
Expenses net of all reductions	.57%A	.56%	.57%	.59%	.60%	.70%
Net investment income (loss)	1.20%A	1.34%	1.26%	1.08%	1.08%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 725,395	$ 893,359	$ 1,011,393	$ 1,259,396	$ 1,141,806	$ 345,287
Portfolio turnover rate	44%A	58%	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.07	.16	.18	.16	.15	.03
Net realized and unrealized gain (loss)	(1.88)	(1.44)	(.80)	1.27	3.50	.49
Total from investment operations	(1.81)	(1.28)	(.62)	1.43	3.65	.52
Distributions from net investment income	(.15)	(.18)	(.19)	(.10)	-	(.08)
Distributions from net realized gain	-	(.61)	(1.24)	(.20)	(.07)	(.26)
Total distributions	(.15)	(.79)	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 11.16	$ 13.12	$ 15.19	$ 17.24	$ 16.11	$ 12.53
Total ReturnB, C, D	(13.92)%	(8.85)%	(3.69)%	9.06%	29.27%	4.29%
Ratios to Average Net AssetsG
Expenses before expense reductions	.68%A	.68%	.69%	.70%	.71%	.81%A
Expenses net of voluntary waivers, if any	.68%A	.68%	.69%	.70%	.71%	.80%A
Expenses net of all reductions	.67%A	.66%	.68%	.69%	.70%	.80%A
Net investment income (loss)	1.10%A	1.24%	1.16%	.98%	1.05%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 257,679	$ 281,194	$ 212,994	$ 95,600	$ 18,375	$ 10
Portfolio turnover rate	44%A	58%	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 15.17	$ 16.94
Income from Investment Operations
Net investment income (loss) E	.06	.14	.15
Net realized and unrealized gain (loss)	(1.88)	(1.44)	(.49)
Total from investment operations	(1.82)	(1.30)	(.34)
Distributions from net investment income	(.16)	(.19)	(.19)
Distributions from net realized gain	-	(.61)	(1.24)
Total distributions	(.16)	(.80)	(1.43)
Net asset value, end of period	$ 11.09	$ 13.07	$ 15.17
Total ReturnB, C, D	(14.05)%	(9.01)%	(2.11)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.84%A	.84%	.85%A
Expenses net of voluntary waivers, if any	.84%A	.84%	.85%A
Expenses net of all reductions	.83%A	.82%	.84%A
Net investment income (loss)	.95%A	1.08%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,410	$ 76,237	$ 13,025
Portfolio turnover rate	44%A	58%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth & Income Portfolio

Fidelity Variable Insurance Products: Growth Opportunities Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from November 3, 1997 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Service Class 2 returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2 shares' 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Growth Opportunities - Service Class 2	-18.82%	-2.23%	6.62%
S&P 500®	-17.99%	3.66%	12.66%
Variable Annuity Growth Funds Average	-21.57%	2.43%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Opportunities Portfolio - Service Class 2 on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $16,163 - a 61.63% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,426 - a 144.26% increase.

The Lipper variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year and five year average annual total returns for the variable annuity large-cap core were -19.09% and 1.96%, respectively. The one year and five year average annual total returns for the variable annuity large-cap supergroup average were -20.84% and 2.01%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Bettina Doulton, Portfolio Manager of Growth Opportunities Portfolio

Q. How did the fund perform, Bettina?

A. For the six-month period ending June 30, 2002, the fund performed in line with its benchmark index, the Standard & Poor's 500, which declined 13.16%, and outperformed the variable annuity growth funds average tracked by Lipper Inc., which fell 15.38%. The same was true for the 12 months ending June 30, 2002, as the fund performed comparably to the S&P 500's 17.99% decline and beat the Lipper peer average return of -21.57%.

Q. The fund and its benchmarks all posted negative returns during the past six months. Why?

A. The investing landscape was challenging on many levels. While economic growth accelerated from its weak levels of the second half of 2001, driven by inventory rebuilding and strong consumer spending, corporate profits and capital expenditures continued to disappoint. In addition, investor confidence was sapped by a series of corporate accounting improprieties. Given that valuations were not that attractive, these setbacks resulted in general market turbulence and weakness, and price collapses in a number of stocks. Against this backdrop, the fund held its own versus its benchmarks, even outperforming the average return of growth funds in the Lipper peer universe, but I'm disappointed it didn't do better.

Q. How did you feel about the fund's positioning at the period's outset?

A. Coming into the period, there were two schools of thought. One was that the 2001 interest rates cuts would be enough to kick the economy into high gear. The other, less-bullish camp felt that neither the economy nor the market would improve unless we saw stronger corporate profits. I fell into the latter group, and positioned the fund accordingly. Unfortunately, several disappointments among the fund's top-10 holdings overwhelmed what I felt was an otherwise well-positioned portfolio.

Q. Why did a few disappointments hurt the fund's return to such an extent?

A. Because they're such a large percentage of the fund's net assets, I expect and need the fund's top-10 positions to lead its performance. Any mistakes here can really hurt our overall return. Unfortunately, the fund's four largest positions on average during the past six months - Microsoft, Citigroup, Pfizer and General Electric - were all among its worst performers. Two smaller positions, Tyco International and Bristol-Myers Squibb, also were big detractors. Tyco - which I've since sold - suffered as it changed its growth strategy and ran into funding problems at its recently acquired financial services operations. Bristol-Myers Squibb stumbled as it dramatically lowered its 2002 earnings guidance and reported disappointing clinical trial results for its hoped-for heart failure drug.

Q. What worked well for the fund during the past six months?

A. Underweighting technology and telecommunication services was a major contributor to the fund's relative performance, as both sectors continued to face weak demand. Generally, companies in these sectors have not sufficiently restructured their business models to generate decent levels of profitability unless revenues recover robustly. Strong stock selection in consumer staples also was a plus. Gillette and Coca-Cola, both among the fund's 10 largest positions at the end of the period, helped mitigate the losses of the large holdings I mentioned earlier. Kraft Foods was another strong performer in this space. Danaher and Black & Decker also contributed meaningfully to performance, as investors sought out companies with cyclical exposure to a recovery in the economy.

Q. Were there any other disappointments?

A. The fund's basket of brokerage-related stocks fared poorly. Citigroup, Morgan Stanley and Merrill Lynch, all market-sensitive financials that did well in the back half of 2001, have been a disappointment so far this year. Additionally, despite strong fundamentals, drug stock Pfizer was dragged down by an industry that continues to contend with patent expirations, stiffer generic competition and concerns about slowing earnings growth.

Q. What's your outlook, Bettina?

A. Barring a sudden reacceleration of the economic recovery, I wouldn't expect much of a shift in the fund's current positioning. What I'd like to see is an increase in capital spending, but I don't think that will happen soon as long as profit growth remains anemic and the economy continues to struggle. In the meantime, I'll be opportunistic, looking for the best relative growth I can find at reasonable prices, as well as for stocks that have disappointed but have attractive valuations and strong franchises.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to provide capital growth

Start date: January 3, 1995

Size: as of June 30, 2002, more than $784 million

Manager: Bettina Doulton, since 2000; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	5.7
Pfizer, Inc.	3.9
Citigroup, Inc.	3.8
Gillette Co.	3.5
General Electric Co.	3.3
20.2
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	19.5
Consumer Discretionary	16.4
Health Care	14.1
Consumer Staples	13.4
Information Technology	11.2
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	97.3%
Bonds	0.1%
Short-Term Investments and Net Other Assets	2.6%

* Foreign investments	3.1%

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.3%
Hotels, Restaurants & Leisure - 1.2%
Harrah's Entertainment, Inc. (a)	11,500	$ 510,025
Marriott International, Inc. Class A	19,100	726,755
McDonald's Corp.	243,800	6,936,110
Starwood Hotels & Resorts Worldwide, Inc. unit	29,300	963,677
		9,136,567
Household Durables - 0.2%
Black & Decker Corp.	26,170	1,261,394
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	141,400	2,297,750
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	82,900	2,418,193
Media - 7.5%
AOL Time Warner, Inc. (a)	493,500	7,259,385
Clear Channel Communications, Inc. (a)	107,600	3,445,352
Comcast Corp. Class A (special) (a)	225,000	5,364,000
Fox Entertainment Group, Inc. Class A (a)	436,600	9,496,050
McGraw-Hill Companies, Inc.	6,400	382,080
News Corp. Ltd. ADR	77,900	1,786,247
Omnicom Group, Inc.	9,800	448,840
TMP Worldwide, Inc. (a)	29,300	629,950
Univision Communications, Inc. Class A (a)	202,400	6,355,360
Viacom, Inc.:
Class A (a)	21,800	969,228
Class B (non-vtg.) (a)	483,620	21,458,219
Vivendi Universal SA sponsored ADR	48,900	1,051,350
		58,646,061
Multiline Retail - 3.2%
Costco Wholesale Corp. (a)	18,100	699,022
Federated Department Stores, Inc. (a)	27,600	1,095,720
JCPenney Co., Inc.	250,400	5,513,808
Kohls Corp. (a)	121,700	8,528,736
Target Corp.	53,600	2,042,160
Wal-Mart Stores, Inc.	138,000	7,591,380
		25,470,826
Specialty Retail - 2.8%
Home Depot, Inc.	231,600	8,506,668
Lowe's Companies, Inc.	170,700	7,749,780
RadioShack Corp.	43,300	1,301,598
Staples, Inc. (a)	229,900	4,529,030
		22,087,076
Textiles Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	116,600	6,255,590
TOTAL CONSUMER DISCRETIONARY		127,573,457
CONSUMER STAPLES - 13.4%
Beverages - 4.4%
Pepsi Bottling Group, Inc.	43,600	1,342,880

	Shares	Value (Note 1)
PepsiCo, Inc.	179,900	$ 8,671,180
The Coca-Cola Co.	434,400	24,326,400
		34,340,460
Food & Drug Retailing - 0.2%
Albertson's, Inc.	23,100	703,626
Rite Aid Corp. (a)	45,600	107,160
Safeway, Inc. (a)	19,100	557,529
		1,368,315
Food Products - 0.9%
Dean Foods Co. (a)	95,000	3,543,500
Kraft Foods, Inc. Class A	37,800	1,547,910
The J.M. Smucker Co.	378	12,901
Tyson Foods, Inc. Class A	145,300	2,253,603
		7,357,914
Household Products - 1.5%
Colgate-Palmolive Co.	116,600	5,835,830
Kimberly-Clark Corp.	68,100	4,222,200
Procter & Gamble Co.	18,920	1,689,556
		11,747,586
Personal Products - 4.0%
Avon Products, Inc.	72,722	3,798,997
Gillette Co.	829,070	28,080,601
		31,879,598
Tobacco - 2.4%
Philip Morris Companies, Inc.	425,220	18,573,610
TOTAL CONSUMER STAPLES		105,267,483
ENERGY - 7.8%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	88,100	2,932,849
Cooper Cameron Corp. (a)	64,500	3,123,090
Schlumberger Ltd. (NY Shares)	230,000	10,695,000
		16,750,939
Oil & Gas - 5.6%
BP PLC sponsored ADR	183,390	9,259,361
ChevronTexaco Corp.	140,800	12,460,800
Conoco, Inc.	164,700	4,578,660
Exxon Mobil Corp.	387,300	15,848,316
TotalFinaElf SA:
Series B	6,153	995,555
sponsored ADR	9,405	760,865
		43,903,557
TOTAL ENERGY		60,654,496
FINANCIALS - 19.5%
Banks - 1.5%
Bank of America Corp.	85,300	6,001,708
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Bank One Corp.	64,900	$ 2,497,352
FleetBoston Financial Corp.	96,900	3,134,715
		11,633,775
Diversified Financials - 14.1%
American Express Co.	205,400	7,460,128
Charles Schwab Corp.	276,900	3,101,280
Citigroup, Inc.	762,507	29,547,146
Fannie Mae	310,600	22,906,750
Freddie Mac	326,300	19,969,560
Investment Technology Group, Inc. (a)	91,350	2,987,145
Lehman Brothers Holdings, Inc.	67,800	4,238,856
Merrill Lynch & Co., Inc.	107,400	4,349,700
Morgan Stanley	244,300	10,524,444
SLM Corp.	53,200	5,155,080
		110,240,089
Insurance - 3.9%
AFLAC, Inc.	136,900	4,380,800
American International Group, Inc.	359,362	24,519,269
Hartford Financial Services Group, Inc.	12,700	755,269
MetLife, Inc.	46,900	1,350,720
		31,006,058
TOTAL FINANCIALS		152,879,922
HEALTH CARE - 14.1%
Biotechnology - 0.6%
Amgen, Inc. (a)	29,300	1,227,084
Biogen, Inc. (a)	39,000	1,615,770
Celgene Corp. (a)	67,300	1,029,690
Vertex Pharmaceuticals, Inc. (a)	28,000	455,840
		4,328,384
Health Care Equipment & Supplies - 3.0%
Baxter International, Inc.	161,200	7,165,340
Becton, Dickinson & Co.	159,800	5,505,110
C.R. Bard, Inc.	22,400	1,267,392
Medtronic, Inc.	191,200	8,192,920
Zimmer Holdings, Inc. (a)	47,550	1,695,633
		23,826,395
Health Care Providers & Services - 0.1%
Cardinal Health, Inc.	19,405	1,191,661
Pharmaceuticals - 10.4%
Abbott Laboratories	29,200	1,099,380
Allergan, Inc.	23,900	1,595,325
Barr Laboratories, Inc. (a)	29,300	1,861,429
Bristol-Myers Squibb Co.	190,400	4,893,280
Forest Laboratories, Inc. (a)	116,140	8,222,712
Johnson & Johnson	65,000	3,396,900
Merck & Co., Inc.	166,400	8,426,496
Pfizer, Inc.	878,793	30,757,755

	Shares	Value (Note 1)
Schering-Plough Corp.	160,600	$ 3,950,760
Wyeth	336,200	17,213,440
		81,417,477
TOTAL HEALTH CARE		110,763,917
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
Boeing Co.	43,000	1,935,000
Lockheed Martin Corp.	122,300	8,499,850
Northrop Grumman Corp.	38,300	4,787,500
		15,222,350
Air Freight & Logistics - 0.3%
FedEx Corp.	44,000	2,349,600
Airlines - 0.7%
AMR Corp. (a)	34,200	576,612
Delta Air Lines, Inc.	61,200	1,224,000
Southwest Airlines Co.	229,250	3,704,680
		5,505,292
Commercial Services & Supplies - 1.6%
DST Systems, Inc. (a)	18,900	863,919
First Data Corp.	203,200	7,559,040
Paychex, Inc.	118,223	3,699,198
		12,122,157
Industrial Conglomerates - 3.4%
3M Co.	6,600	811,800
General Electric Co.	900,150	26,149,358
		26,961,158
Machinery - 0.1%
Danaher Corp.	10,700	709,945
Road & Rail - 0.6%
CSX Corp.	48,890	1,713,595
Kansas City Southern (a)	96,100	1,633,700
Union Pacific Corp.	19,740	1,249,147
		4,596,442
TOTAL INDUSTRIALS		67,466,944
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	401,660	5,603,157
QUALCOMM, Inc. (a)	23,900	657,011
		6,260,168
Computers & Peripherals - 1.3%
Dell Computer Corp. (a)	315,500	8,247,170
Sun Microsystems, Inc. (a)	397,800	1,992,978
		10,240,148
Electronic Equipment & Instruments - 0.2%
Diebold, Inc.	43,300	1,612,492
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.5%
Overture Services, Inc. (a)	57,400	$ 1,433,852
Yahoo!, Inc. (a)	185,700	2,740,932
		4,174,784
Semiconductor Equipment & Products - 2.7%
Analog Devices, Inc. (a)	85,500	2,539,350
Intel Corp.	324,010	5,919,663
KLA-Tencor Corp. (a)	23,200	1,020,568
LAM Research Corp. (a)	55,600	999,688
Micron Technology, Inc. (a)	68,400	1,383,048
National Semiconductor Corp. (a)	168,500	4,915,145
Teradyne, Inc. (a)	53,100	1,247,850
Texas Instruments, Inc.	49,000	1,161,300
Xilinx, Inc. (a)	74,100	1,662,063
		20,848,675
Software - 5.7%
Microsoft Corp. (a)	813,700	44,509,390
TOTAL INFORMATION TECHNOLOGY		87,645,657
MATERIALS - 0.4%
Chemicals - 0.3%
Praxair, Inc.	38,700	2,204,739
Metals & Mining - 0.1%
Alcoa, Inc.	29,100	964,665
TOTAL MATERIALS		3,169,404
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.7%
BellSouth Corp.	334,900	10,549,350
SBC Communications, Inc.	139,060	4,241,330
Verizon Communications, Inc.	165,900	6,660,885
		21,451,565
Wireless Telecommunication Services - 0.1%
Sprint Corp. - PCS Group Series 1 (a)	164,600	735,762
TOTAL TELECOMMUNICATION SERVICES		22,187,327
TOTAL COMMON STOCKS (Cost $750,921,117)		737,608,607
Convertible Bonds - 0.1%
Ratings (unaudited) (b)		Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (d) (Cost $530,000)	Ba3	$ 530,000	608,302
U.S. Treasury Obligations - 0.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.69% 7/5/02 (e) (Cost $1,699,603)	-	$ 1,700,000	$ 1,699,682
Money Market Funds - 5.8%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	41,462,480	41,462,480
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	4,073,300	4,073,300
TOTAL MONEY MARKET FUNDS (Cost $45,535,780)		45,535,780
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $798,686,500)		785,452,371
NET OTHER ASSETS - (0.2)%		(1,283,622)
NET ASSETS - 100%		$ 784,168,749
Futures Contracts
Purchased	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Equity Index Contracts
100 S&P 500 Index Contracts	Sept. 2002	$ 24,752,500	$ (168,890)
The face value of futures purchased as a percentage of net assets - 3.2%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $608,302 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,699,682.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $281,865,432 and $336,519,717, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $18,721 for the period.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $804,813,056. Net unrealized depreciation aggregated $19,360,685, of which $85,062,534 related to appreciated investment securities and $104,423,219 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $180,431,000 of which $30,553,000 and $149,878,000 will expire on December 31, 2008 and 2009, respectively.

Growth Opportunities Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Growth Opportunities Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,222,064) (cost $798,686,500) - See accompanying schedule		$ 785,452,371
Receivable for investments sold		8,238,504
Receivable for fund shares sold		790,953
Dividends receivable		826,638
Interest receivable		92,028
Other receivables		1,327
Total assets		795,401,821
Liabilities
Payable to custodian bank	$ 105
Payable for investments purchased	5,423,889
Payable for fund shares redeemed	1,216,276
Accrued management fee	395,059
Distribution fees payable	29,809
Payable for daily variation on futures contracts	47,500
Other payables and accrued expenses	47,134
Collateral on securities loaned, at value	4,073,300
Total liabilities		11,233,072
Net Assets		$ 784,168,749
Net Assets consist of:
Paid in capital		$ 1,025,327,578
Undistributed net investment income		1,906,969
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(229,663,355)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,402,443)
Net Assets		$ 784,168,749
Initial Class: Net Asset Value, offering price and redemption price per share ($506,704,055 ÷ 38,984,357 shares)		$ 13.00
Service Class: Net Asset Value, offering price and redemption price per share ($232,789,013 ÷ 17,924,278 shares)		$ 12.99
Service Class 2: Net Asset Value, offering price and redemption price per share ($44,675,681 ÷ 3,455,566 shares)		$ 12.93

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 4,869,008
Interest		617,272
Security lending		9,703
Total income		5,495,983
Expenses
Management fee	$ 2,628,650
Transfer agent fees	313,806
Distribution fees	190,779
Accounting and security lending fees	124,541
Non-interested trustees' compensation	1,557
Custodian fees and expenses	14,290
Audit	16,029
Legal	6,919
Miscellaneous	28,498
Total expenses before reductions	3,325,069
Expense reductions	(186,538)	3,138,531
Net investment income (loss)		2,357,452
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(39,492,990)
Foreign currency transactions	1,675
Futures contracts	(3,171,156)
Total net realized gain (loss)		(42,662,471)
Change in net unrealized appreciation (depreciation) on: Investment securities	(84,038,613)
Assets and liabilities in foreign currencies	4,719
Futures contracts	(168,814)
Total change in net unrealized appreciation (depreciation)		(84,202,708)
Net gain (loss)		(126,865,179)
Net increase (decrease) in net assets resulting from operations		$ (124,507,727)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Opportunities Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,357,452	$ 8,185,900
Net realized gain (loss)	(42,662,471)	(149,504,018)
Change in net unrealized appreciation (depreciation)	(84,202,708)	(46,969,320)
Net increase (decrease) in net assets resulting from operations	(124,507,727)	(188,287,438)
Distributions to shareholders from net investment income	(8,515,304)	(4,056,791)
Share transactions - net increase (decrease)	(58,389,843)	(155,735,950)
Total increase (decrease) in net assets	(191,412,874)	(348,080,179)
Net Assets
Beginning of period	975,581,623	1,323,661,802
End of period (including undistributed net investment income of $1,906,969 and undistributed net investment income of $8,073,998, respectively)	$ 784,168,749	$ 975,581,623
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	1,708,766	1,168,163	1,113,904
Reinvested	418,937	154,435	23,983
Redeemed	(6,267,890)	(1,832,204)	(650,724)
Net increase (decrease)	(4,140,187)	(509,606)	487,163
Dollars
Sold	$ 24,873,102	$ 17,032,672	$ 16,005,184
Reinvested	5,974,043	2,200,701	340,561
Redeemed	(89,701,734)	(25,949,525)	(9,164,847)
Net increase (decrease)	$ (58,854,589)	$ (6,716,152)	$ 7,180,898

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	9,904,497	3,240,124	2,152,732
Reinvested	181,161	44,864	5,704
Redeemed	(20,623,054)	(4,389,986)	(650,918)
Net increase (decrease)	(10,537,396)	(1,104,998)	1,507,518
Dollars
Sold	$ 154,769,236	$ 50,526,723	$ 33,624,263
Reinvested	3,172,127	785,129	99,535
Redeemed	(321,562,633)	(67,420,661)	(9,729,669)
Net increase (decrease)	$ (163,621,270)	$ (16,108,809)	$ 23,994,129

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,974,042	$ 2,200,701	$ 340,561
From net realized gain	-	-	-
Total	$ 5,974,042	$ 2,200,701	$ 340,561

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,172,127	$ 785,129	$ 99,535
From net realized gain	-	-	-
Total	$ 3,172,127	$ 785,129	$ 99,535

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40
Income from Investment Operations
Net investment income (loss) E	.04	.12	.06	.27	.26	.29
Net realized and unrealized gain (loss)	(2.03)	(2.67)	(3.77)	.66	4.29	4.18
Total from investment operations	(1.99)	(2.55)	(3.71)	.93	4.55	4.47
Distributions from net investment income	(.14)	(.06)	(.29)	(.23)	(.21)	(.25)
Distributions from net realized gain	-	-	(1.41)	(.43)	(.73)	(.35)
Total distributions	(.14)	(.06)	(1.70)	(.66)	(.94)	(.60)
Net asset value, end of period	$ 13.00	$ 15.13	$ 17.74	$ 23.15	$ 22.88	$ 19.27
Total ReturnB, C, D	(13.23)%	(14.42)%	(17.07)%	4.27%	24.61%	29.95%
Ratios to Average Net AssetsF
Expenses before expense reductions	.69%A	.69%	.68%	.69%	.71%	.74%
Expenses net of voluntary waivers, if any	.69%A	.69%	.68%	.69%	.71%	.74%
Expenses net of all reductions	.65%A	.67%	.66%	.68%	.70%	.73%
Net investment income (loss)	.56%A	.79%	.31%	1.20%	1.27%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 506,704	$ 652,493	$ 951,875	$ 1,541,587	$ 1,570,011	$ 1,025,766
Portfolio turnover rate	67%A	89%	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27	$ 18.50
Income from Investment Operations
Net investment income (loss) E	.03	.11	.04	.25	.23	.04
Net realized and unrealized gain (loss)	(2.03)	(2.67)	(3.76)	.66	4.30	.73
Total from investment operations	(2.00)	(2.56)	(3.72)	.91	4.53	.77
Distributions from net investment income	(.12)	(.04)	(.28)	(.22)	(.21)	-
Distributions from net realized gain	-	-	(1.41)	(.43)	(.73)	-
Total distributions	(.12)	(.04)	(1.69)	(.65)	(.94)	-
Net asset value, end of period	$ 12.99	$ 15.11	$ 17.71	$ 23.12	$ 22.86	$ 19.27
Total ReturnB, C, D	(13.31)%	(14.49)%	(17.13)%	4.18%	24.51%	4.16%
Ratios to Average Net AssetsG
Expenses before expense reductions	.79%A	.79%	.79%	.79%	.80%	.84%A
Expenses net of voluntary waivers, if any	.79%A	.79%	.79%	.79%	.80%	.84%A
Expenses net of all reductions	.75%A	.77%	.76%	.78%	.79%	.83%A
Net investment income (loss)	.46%A	.69%	.21%	1.09%	1.16%	1.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 232,789	$ 278,446	$ 345,960	$ 344,778	$ 149,496	$ 2,589
Portfolio turnover rate	67%A	89%	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.04	$ 17.68	$ 22.70
Income from Investment Operations
Net investment income (loss) E	.02	.08	.01
Net realized and unrealized gain (loss)	(2.02)	(2.66)	(3.34)
Total from investment operations	(2.00)	(2.58)	(3.33)
Distributions from net investment income	(.11)	(.06)	(.28)
Distributions from net realized gain	-	-	(1.41)
Total distributions	(.11)	(.06)	(1.69)
Net asset value, end of period	$ 12.93	$ 15.04	$ 17.68
Total ReturnB, C, D	(13.36)%	(14.64)%	(15.74)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.96%A	.95%	.95%A
Expenses net of voluntary waivers, if any	.96%A	.95%	.95%A
Expenses net of all reductions	.92%A	.93%	.93%A
Net investment income (loss)	.29%A	.53%	.04%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,676	$ 44,643	$ 25,827
Portfolio turnover rate	67%A	89%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Opportunities Portfolio

Performance

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio - Service Class 2

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of Service Class 2's 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past five year, and past 10 year total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Investment Grade Bond - Service Class 2	7.74%	7.10%	6.87%
LB Aggregate Bond	8.63%	7.57%	7.34%
Variable Annuity Intermediate Investment Grade Debt Funds Average	7.17%	6.43%	6.48%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the Lehman® Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity intermediate investment grade debt funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 26 variable annuities. These benchmarks include reinvested dividends and capital gains, if any.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Investment Grade Bond Portfolio - Service Class 2 on June 30, 1992. By June 30, 2002, the value of the investment would have grown to $19,434 - a 94.34% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,315 - a 103.15% increase.

Understanding Performance

How a fund did yesterday is no guarantee of
how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Ford O'Neil, Portfolio Manager of Investment Grade Bond Portfolio

Q. How did the fund perform, Ford?

A. For the six months ending June 30, 2002, the fund lagged the Lehman Brothers Aggregate Bond Index, which returned 3.79%, but outperformed the variable annuity intermediate investment grade debt funds average tracked by Lipper Inc., which returned 2.62%. For the 12 months ending June 30, 2002, fund performance again fell between that of the Lehman Brothers index and Lipper average, which returned 8.63% and 7.17%, respectively.

Q. What factors drove the fund's performance during the past six months?

A. Despite volatile interest rate and stock market conditions, investment-grade bonds fared well, as the economic recovery stalled during the second quarter and the prospects for Federal Reserve Board tightening were pushed further into the future. Interest rates fell and the yield curve steepened, as ongoing corporate governance issues and geopolitical concerns eroded investor confidence, sparking a strong flight to quality in government bonds. Against this backdrop, the fund was rewarded for my continued emphasis on higher-quality and higher-yielding spread sectors, namely mortgage and asset-backed securities, which outpaced Treasuries during the period. Strong security selection within these groups also aided relative performance. Unfortunately, it wasn't enough to beat the index, as the fund was hurt both by overweighting corporate bonds - by far the weakest sector of the market year to date - and underweighting stronger-performing Treasury and government agency issues. While corporates benefited from some improvement in the economy, swelling negative sentiment toward the sector overwhelmed their advances.

Q. What was behind the fund's sector positioning?

A. Given the higher-than-average volatility in the corporate market - due to scores of rating agency downgrades, company-specific management concerns and accounting issues - I became more conservative. As a result, I reduced our overweighting in corporates and further emphasized high-quality mortgage and asset-backed securities that were trading at very attractive yield spread levels relative to Treasuries and agencies. Within the mortgage position, I focused on newly issued current-coupon mortgages, commercial mortgage-backed securities and commercial mortgage obligations. These securities performed extremely well during the first quarter as the market stabilized following last fall's massive refinancing wave, mortgage rates rose and prepayment activity slowed dramatically. Reduced volatility is a positive for mortgages, as cash flows become more predictable.

Q. What was your strategy for corporates?

A. The corporate waters were never more treacherous, as evidenced by the countless number of downgrades that occurred during the period. Despite heightened credit risk, we still managed to post respectable performance in the sector. While the performance of our holdings slightly trailed those included in the index, they helped us extend our lead over the Lipper peer average. During the past six months, what you didn't own was often just as important as what you did own. That's where good credit analysis and diversification came into play, as we successfully avoided several prominent issuers in the index that experienced severe financial stress. While we weren't fully immune to troubled securities, we benefited from holding smaller positions in more securities, which helped reduce our risk exposure and limit our downside relative to the index and particularly versus our competitors. The fund was hurt the most by a handful of names in the telecommunication services sector that stumbled badly, due in part to the WorldCom scandal. We offset some of these losses by overweighting strong-performing banks, which enjoyed rock-solid balance sheets, high quality of assets and no appreciable industry-wide credit problems. We also benefited from adding to the fund's positioning in Yankee bonds - dollar-denominated securities issued by foreign entities - primarily among Canadian and Mexican issuers, a defensive strategy that helped amid the period's volatility.

Q. What's your outlook?

A. The Fed looks to be on hold through year-end and will likely not raise interest rates until it is convinced the economy is back on track. I may consider slowly reducing our high-quality mortgage and asset-backed security bets and rotating into more aggressive corporates as I feel more comfortable that the recovery is solidifying and negative headline risk is abating. Since it's still unclear which companies will come under pressure given that it appears to be a slower "U-shaped" recovery, I'll continue to stick with our process of doing substantial credit work before I buy a security. Even more importantly, I'll keep the size of those positions small in absolute terms and relative to our competitors.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities

Start date: December 5, 1988

Size: as of June 30, 2002, more than $1.6 billion

Manager: Ford O'Neil, since 2001; joined Fidelity in 1990

3

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investment Summary

Quality Diversification as of June 30, 2002
% of fund's investments
Aaa	57.2
Aa	3.1
A	14.5
Baa	15.6
Ba and Below	0.3
Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality.
Average Years to Maturity as of June 30, 2002
Years	7.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	15.9
Utilities	3.3
Telecommunication Services	2.8
Consumer Discretionary	2.5
Consumer Staples	1.6
The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.6%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.2%
DaimlerChrysler North America Holding Corp. 7.2% 9/1/09	A3	$ 3,500,000	$ 3,652,880
Media - 2.2%
AOL Time Warner, Inc.:
6.875% 5/1/12	Baa1	2,325,000	2,144,229
7.7% 5/1/32	Baa1	1,745,000	1,547,991
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	Ba1	2,100,000	2,064,334
Clear Channel Communications, Inc. 7.875% 6/15/05	Baa3	1,560,000	1,641,323
Comcast Cable Communications, Inc. 6.875% 6/15/09	Baa2	5,000,000	4,653,100
Continental Cablevision, Inc. 8.3% 5/15/06	Baa2	810,000	828,557
Cox Communications, Inc. 7.75% 11/1/10	Baa2	3,700,000	3,519,203
News America Holdings, Inc. 7.75% 12/1/45	Baa3	10,000,000	9,333,660
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	8,800,000	8,756,132
Time Warner, Inc. 8.18% 8/15/07	Baa1	1,240,000	1,320,235
			35,808,764
TOTAL CONSUMER DISCRETIONARY			39,461,644
CONSUMER STAPLES - 1.6%
Food & Drug Retailing - 0.5%
Kroger Co.:
6.8% 4/1/11	Baa3	2,285,000	2,377,748
8.05% 2/1/10	Baa3	3,195,000	3,551,699
Safeway, Inc. 6.5% 3/1/11	Baa2	2,215,000	2,282,181
			8,211,628
Food Products - 0.3%
ConAgra Foods, Inc. 6.75% 9/15/11	Baa1	3,870,000	4,083,670
Dole Food Co., Inc. 7.25% 5/1/09 (d)	Ba1	1,540,000	1,570,800
			5,654,470
Household Products - 0.1%
Fort James Corp. 6.5% 9/15/02	Ba1	2,000,000	1,991,058
Tobacco - 0.7%
Philip Morris Companies, Inc.:
7% 7/15/05	A2	1,500,000	1,603,782
7.65% 7/1/08	A2	5,000,000	5,483,430

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 6/1/07	Baa2	$ 2,205,000	$ 2,257,620
7.75% 5/15/06	Baa2	1,570,000	1,689,100
			11,033,932
TOTAL CONSUMER STAPLES			26,891,088
ENERGY - 1.1%
Oil & Gas - 1.1%
Alberta Energy Co. Ltd. 7.375% 11/1/31	Baa1	2,320,000	2,475,895
Devon Energy Corp. 7.95% 4/15/32	Baa2	3,420,000	3,678,850
Duke Energy Field Services LLC 7.875% 8/16/10	Baa2	2,000,000	2,122,630
Pemex Project Funding Master Trust 7.875% 2/1/09 (d)	Baa1	1,200,000	1,197,000
Suncor Energy, Inc. 7.15% 2/1/32	A3	2,175,000	2,237,451
The Coastal Corp. 7.75% 6/15/10	Baa2	5,990,000	5,928,632
			17,640,458
FINANCIALS - 15.3%
Banks - 3.0%
Bank of America Corp.:
4.75% 10/15/06	Aa2	2,035,000	2,043,950
7.8% 2/15/10	Aa3	6,600,000	7,385,664
Bank of Montreal 6.1% 9/15/05	A1	3,000,000	3,136,239
Bank One Corp. 6.5% 2/1/06	Aa3	1,245,000	1,321,082
BankBoston Corp. 6.625% 12/1/05	A2	5,400,000	5,744,920
Barclays Bank PLC yankee 8.55% 9/29/49 (c)(d)	Aa3	1,160,000	1,335,129
Capital One Bank 6.5% 7/30/04	Baa2	930,000	939,394
First Union Corp. 7.55% 8/18/05	A1	1,475,000	1,613,970
FleetBoston Financial Corp. 7.25% 9/15/05	A1	1,695,000	1,843,260
HSBC Finance Nederland BV 7.4% 4/15/03 (d)	A1	250,000	258,837
Korea Development Bank 7.375% 9/17/04	A3	1,320,000	1,415,643
MBNA Corp.:
6.25% 1/17/07	Baa2	1,905,000	1,949,632
6.34% 6/2/03	Baa2	350,000	343,673
7.5% 3/15/12	Baa2	3,005,000	3,199,940
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	1,500,000	1,583,933
PNC Funding Corp. 5.75% 8/1/06	A2	1,800,000	1,855,337
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (f)	A1	$ 1,750,000	$ 1,829,441
8.817% 3/31/49	A1	1,640,000	1,784,728
9.118% 3/31/49	A1	1,130,000	1,328,992
Union Planters Corp. 6.75% 11/1/05	A3	400,000	425,144
Washington Mutual Bank 6.875% 6/15/11	A3	3,000,000	3,152,457
Washington Mutual, Inc. 5.625% 1/15/07	A3	3,955,000	4,005,786
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	Aa2	900,000	1,002,775
			49,499,926
Diversified Financials - 10.7%
Abbey National Capital Trust I 8.963% 12/29/49 (c)	A1	3,000,000	3,463,506
Ahmanson Capital Trust I 8.36% 12/1/26 (d)	Baa1	1,125,000	1,190,612
Alliance Capital Management LP 5.625% 8/15/06	A2	2,475,000	2,536,382
American Airlines pass thru trust certificate 7.858% 4/1/13	Baa1	3,550,000	3,842,385
American Gen. Finance Corp. 5.875% 7/14/06	A1	5,400,000	5,576,445
Amvescap PLC 6.6% 5/15/05	A2	5,100,000	5,403,634
Associates Corp. of North America 6% 7/15/05	Aa1	2,500,000	2,664,183
Bell Atlantic Financial Service, Inc. 7.6% 3/15/07	A1	1,100,000	1,204,550
Burlington Resources Finance Co. 7.4% 12/1/31 (d)	Baa1	2,680,000	2,802,318
Capital One Financial Corp.:
7.125% 8/1/08	Baa3	1,290,000	1,207,605
7.25% 5/1/06	Baa3	5,000,000	4,840,310
CIT Group, Inc.:
5.5% 2/15/04	A2	500,000	481,060
7.75% 4/2/12	A2	2,125,000	2,091,907
Countrywide Home Loans, Inc.:
5.5% 8/1/06	A3	2,000,000	2,044,368
5.5% 2/1/07	A3	2,500,000	2,544,580
6.85% 6/15/04	A3	2,550,000	2,697,306

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	Aa3	$ 2,000,000	$ 2,073,124
6.5% 1/15/12	Aa3	3,080,000	3,104,141
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	A3	315,000	337,945
7.92% 5/18/12	Baa1	3,700,000	3,832,907
Devon Financing Corp. ULC 6.875% 9/30/11	Baa2	3,265,000	3,400,289
Ford Motor Credit Co.:
5.8% 1/12/09	A3	2,590,000	2,435,118
6.5% 1/25/07	A3	2,900,000	2,902,651
6.875% 2/1/06	A3	4,600,000	4,706,104
7.25% 10/25/11	A3	475,000	477,278
7.375% 10/28/09	A3	4,020,000	4,161,516
7.875% 6/15/10	A3	3,500,000	3,659,037
General Electric Capital Corp. 6% 6/15/12	Aaa	8,045,000	7,927,945
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	1,840,000	1,906,396
6.75% 1/15/06	A2	2,660,000	2,761,639
6.875% 9/15/11	A2	1,720,000	1,707,645
7.5% 7/15/05	A2	500,000	532,876
7.75% 1/19/10	A2	4,300,000	4,549,813
Goldman Sachs Group, Inc. 6.6% 1/15/12	A1	4,925,000	5,016,639
Household Finance Corp.:
6.375% 10/15/11	A2	6,130,000	5,864,068
6.5% 1/24/06	A2	605,000	618,544
8% 5/9/05	A2	235,000	253,134
HSBC Capital Funding LP 9.547% 12/31/49 (c)(d)	A2	6,600,000	7,763,818
ING Capital Funding Trust III 8.439% 12/31/10	A1	2,050,000	2,285,740
J.P. Morgan Chase & Co.:
5.35% 3/1/07	Aa3	3,840,000	3,887,643
5.625% 8/15/06	Aa3	1,065,000	1,098,472
6.75% 2/1/11	A1	2,130,000	2,207,768
Mellon Funding Corp. 7.5% 6/15/05	A1	5,650,000	6,196,491
Morgan Stanley 6.6% 4/1/12	Aa3	2,695,000	2,746,439
Newcourt Credit Group, Inc. 6.875% 2/16/05	A2	3,970,000	3,818,108
NiSource Finance Corp.:
7.625% 11/15/05	Baa3	3,745,000	3,767,316
7.875% 11/15/10	Baa3	2,120,000	2,191,026
Petronas Capital Ltd. 7% 5/22/12 (d)	Baa1	7,180,000	7,296,675
Popular North America, Inc. 6.125% 10/15/06	A3	3,235,000	3,316,616
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Sears Roebuck Acceptance Corp. 6.7% 4/15/12	Baa1	$ 4,000,000	$ 4,091,924
Southwest Airlines Co. pass thru trust certificate 5.496% 11/1/06	Aa2	6,000,000	6,140,321
Sprint Capital Corp.:
6.875% 11/15/28	Baa3	3,475,000	2,175,110
7.125% 1/30/06	Baa3	1,480,000	1,184,283
7.625% 1/30/11	Baa3	3,500,000	2,784,712
8.75% 3/15/32	Baa3	3,810,000	2,865,371
TCI Communications Financing III 9.65% 3/31/27	Baa3	1,500,000	1,499,091
TXU Eastern Funding 6.75% 5/15/09	Baa1	785,000	789,306
UBS Preferred Funding Trust 1 8.622% 12/29/49	A1	1,600,000	1,833,046
			176,759,236
Insurance - 0.3%
Principal Life Global Funding I:
5.125% 6/28/07 (d)	Aa2	3,000,000	3,025,302
6.25% 2/15/12 (d)	Aa2	2,150,000	2,203,187
			5,228,489
Real Estate - 1.3%
Arden Realty LP 7% 11/15/07	Baa3	5,000,000	5,186,775
Cabot Industrial Property LP 7.125% 5/1/04	Baa2	1,430,000	1,481,616
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	510,000	530,372
Duke Realty LP 7.3% 6/30/03	Baa1	1,500,000	1,557,581
EOP Operating LP:
6.5% 1/15/04	Baa1	1,610,000	1,666,592
6.625% 2/15/05	Baa1	4,500,000	4,707,977
7.75% 11/15/07	Baa1	1,275,000	1,396,705
ERP Operating LP 7.1% 6/23/04	Baa1	1,000,000	1,052,521
Mack-Cali Realty LP 7.75% 2/15/11	Baa3	2,700,000	2,881,200
ProLogis Trust 6.7% 4/15/04	Baa1	460,000	478,098
			20,939,437
TOTAL FINANCIALS			252,427,088
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.8%
Lockheed Martin Corp. 8.2% 12/1/09	Baa2	2,000,000	2,314,774

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Raytheon Co.:
5.7% 11/1/03	Baa3	$ 1,800,000	$ 1,842,455
7.9% 3/1/03	Baa3	2,535,000	2,599,921
8.2% 3/1/06	Baa3	5,900,000	6,506,290
			13,263,440
Airlines - 0.0%
Delta Air Lines, Inc. equipment trust certificate 8.54% 1/2/07	Ba1	317,398	288,832
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	3,000,000	3,097,710
CSX Corp. 7.95% 5/1/27	Baa2	4,000,000	4,464,268
Norfolk Southern Corp. 7.25% 2/15/31	Baa1	2,800,000	2,901,184
			10,463,162
TOTAL INDUSTRIALS			24,015,434
INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.2%
Motorola, Inc. 8% 11/1/11	Baa2	3,015,000	2,942,245
Computers & Peripherals - 0.7%
Hewlett-Packard Co. 6.5% 7/1/12	A3	4,805,000	4,780,975
International Business Machines Corp. 4.875% 10/1/06	A1	6,400,000	6,461,805
			11,242,780
TOTAL INFORMATION TECHNOLOGY			14,185,025
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Weyerhaeuser Co. 6.75% 3/15/12 (d)	Baa2	3,350,000	3,468,979
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
AT&T Corp.:
6.5% 3/15/29	Baa2	10,135,000	6,993,150
7.3% 11/15/11 (d)	Baa2	1,915,000	1,589,450
8% 11/15/31 (d)	Baa2	1,625,000	1,267,500
British Telecommunications PLC 8.875% 12/15/30	Baa1	3,250,000	3,539,796
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (d)	A2	1,700,000	1,892,222
Citizens Communications Co. 8.5% 5/15/06	Baa2	1,750,000	1,693,573
Deutsche Telekom International Finance BV 8.25% 6/15/05 (c)	Baa1	4,000,000	4,092,612
Nonconvertible Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Corp. 8.875% 3/15/12 (d)	Baa3	$ 3,285,000	$ 2,923,650
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,730,000	1,735,062
Telefonos de Mexico SA de CV 8.25% 1/26/06	A3	3,500,000	3,570,000
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09 (b)	C	2,858,000	57,160
7.7% 7/20/29 (b)	C	1,066,000	21,320
TELUS Corp. 7.5% 6/1/07	Baa2	4,830,000	4,333,481
Verizon New York, Inc. 7.375% 4/1/32	A1	1,570,000	1,480,912
			35,189,888
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc.:
7.35% 3/1/06	Baa2	1,500,000	1,305,000
7.875% 3/1/11	Baa2	2,250,000	1,817,411
8.75% 3/1/31	Baa2	2,560,000	1,977,065
Cingular Wireless LLC 7.125% 12/15/31 (d)	A3	3,500,000	3,025,698
			8,125,174
TOTAL TELECOMMUNICATION SERVICES			43,315,062
UTILITIES - 3.1%
Electric Utilities - 2.1%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	Baa2	2,500,000	2,640,220
Avon Energy Partners Holdings:
6.46% 3/4/08 (d)	Baa3	1,500,000	1,464,963
7.05% 12/11/07 (d)	Baa3	3,000,000	3,027,621
Constellation Energy Group, Inc. 7% 4/1/12	Baa1	1,740,000	1,817,132
Detroit Edison Co. 6.125% 10/1/10	A3	2,350,000	2,342,224
Dominion Resources, Inc. 6.25% 6/30/12	Baa1	3,255,000	3,237,749
FirstEnergy Corp. 6.45% 11/15/11	Baa2	3,850,000	3,737,950
Hydro-Quebec 6.3% 5/11/11	A1	8,000,000	8,480,640
Israel Electric Corp. Ltd. 7.75% 12/15/27 (d)	A3	1,015,000	848,063
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	1,000,000	908,304
TECO Energy, Inc. 7% 5/1/12	A3	3,580,000	3,754,436

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Texas Utilities Co. 6.375% 1/1/08	Baa3	$ 205,000	$ 206,714
TXU Corp. 6.375% 6/15/06	Baa3	2,000,000	2,057,020
			34,523,036
Gas Utilities - 0.8%
Consolidated Natural Gas Co.:
5.375% 11/1/06	A3	2,190,000	2,197,783
6.85% 4/15/11	A3	445,000	463,086
El Paso Energy Corp. 7.75% 1/15/32	Baa2	1,705,000	1,581,115
Kinder Morgan Energy Partners LP 7.125% 3/15/12	Baa1	1,740,000	1,840,193
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (d)	Baa2	4,370,000	4,643,125
Sempra Energy 7.95% 3/1/10	A2	610,000	650,303
Texas Eastern Transmission Corp.:
5.25% 7/15/07	A2	805,000	805,950
7.3% 12/1/10	A2	1,270,000	1,359,538
			13,541,093
Multi-Utilities & Unregulated Power - 0.2%
Williams Companies, Inc.:
7.125% 9/1/11	Baa3	3,265,000	2,643,997
7.5% 1/15/31	Baa2	1,105,000	793,551
			3,437,548
TOTAL UTILITIES			51,501,677
TOTAL NONCONVERTIBLE BONDS (Cost $477,006,029)			472,906,455
U.S. Government and Government Agency Obligations - 16.8%

U.S. Government Agency Obligations - 5.2%
Fannie Mae:
5% 1/15/07	Aaa	6,180,000	6,348,671
5.125% 2/13/04	Aaa	4,000,000	4,150,384
7.25% 5/15/30	Aaa	17,684,000	20,137,124
Freddie Mac:
3.75% 4/15/04	Aaa	10,000	10,161
4.875% 3/15/07	Aaa	20,920,000	21,383,232
5.5% 7/15/06	Aaa	9,365,000	9,822,836
5.75% 3/15/09	Aaa	4,300,000	4,510,046
5.75% 1/15/12	Aaa	7,740,000	7,952,184
5.875% 3/21/11	Aa2	7,205,000	7,384,866
6.25% 7/15/32	Aaa	1,001,000	1,006,400
6.75% 3/15/31	Aaa	1,479,000	1,589,366
U.S. Government and Government Agency Obligations - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	Aaa	$ 1,117,231	$ 1,248,093
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	2,222	2,287
Series 1993-D, 5.23% 5/15/05	Aaa	5,106	5,279
Series 1994-A, 7.12% 4/15/06	Aaa	4,305	4,601
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	Aaa	4,237	4,559
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	2,353	2,388
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1994-195, 6.08% 8/15/04	-	61,075	63,397
Private Export Funding Corp. secured:
5.65% 3/15/03	Aaa	40,500	41,293
6.86% 4/30/04	Aaa	458,367	480,409
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			86,147,576
U.S. Treasury Obligations - 11.6%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	10,365,000	11,008,242
6.25% 5/15/30	Aaa	26,525,000	28,732,994
6.625% 2/15/27	Aaa	4,000,000	4,491,240
11.25% 2/15/15	Aaa	14,060,000	21,843,532

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
U.S. Treasury Notes:
3.375% 4/30/04	Aaa	$ 6,000,000	$ 6,063,300
3.5% 11/15/06	Aaa	1,400,000	1,375,063
5.75% 11/15/05	Aaa	40,000,000	42,687,520
6.125% 8/15/07	Aaa	32,225,000	35,123,413
7% 7/15/06	Aaa	35,000,000	39,094,685
TOTAL U.S. TREASURY OBLIGATIONS			190,419,989
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $272,195,005)			276,567,565
U.S. Government Agency - Mortgage Securities - 35.2%

Fannie Mae - 22.3%
5.5% 9/1/16 to 3/1/32	Aaa	35,314,606	34,980,726
5.5% 7/1/17 (e)	Aaa	24,010,943	24,018,446
6% 2/1/13 to 3/1/32 (e)	Aaa	86,335,868	86,954,790
6.5% 2/1/10 to 7/1/31	Aaa	111,151,179	114,071,636
6.5% 7/1/32 (e)	Aaa	68,419,798	69,724,050
7% 3/1/15 to 6/1/31	Aaa	12,266,613	12,760,956
7% 7/1/17 (e)	Aaa	5,340,000	5,603,663
7.5% 7/1/07 to 5/1/31	Aaa	19,287,745	20,303,836
8% 3/1/23 to 3/1/30	Aaa	630,855	677,361
8.5% 3/1/25 to 6/1/25	Aaa	10,025	10,797
TOTAL FANNIE MAE			369,106,261
Freddie Mac - 0.1%
8.5% 3/1/20 to 1/1/28	Aaa	1,195,315	1,287,199
Government National Mortgage Association - 12.8%
6% 8/15/08 to 4/15/31	Aaa	31,855,470	32,028,110
6.5% 10/15/27 to 10/15/31	Aaa	10,248,311	10,519,363
7% 1/15/28 to 4/15/32	Aaa	158,009,010	164,430,045
7.5% 3/15/06 to 10/15/28	Aaa	4,211,570	4,470,577
8% 2/15/17	Aaa	74,507	80,472
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			211,528,567
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $572,538,222)			581,922,027
Asset-Backed Securities - 3.7%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
American Express Credit Account Master Trust 6.1% 12/15/06	A1	$ 1,500,000	$ 1,575,660
Capital One Master Trust 5.45% 3/16/09	Aaa	4,000,000	4,153,560
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	735,000	756,016
5.07% 2/15/08	Aaa	4,900,000	4,991,875
Citibank Credit Card Issuance Trust 4.1% 12/7/06	Aaa	5,000,000	5,060,650
Discover Card Master Trust I 5.75% 12/15/08	Aaa	7,000,000	7,350,431
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	1,400,000	1,450,750
5.71% 9/15/05	A1	755,000	788,385
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	3,080,000	3,150,686
5.09% 10/18/06	Aaa	1,640,000	1,693,562
Household Private Label Credit Card Master Note Trust I 5.5% 1/18/11	Aaa	4,875,000	5,063,335
JCPenney Master Credit Card Trust 5.5% 6/15/07	Aaa	7,000,000	7,245,378
MBNA Credit Card Master Note Trust:
2.2% 1/15/09 (f)	A2	12,100,000	12,096,219
5.75% 10/15/08	Aaa	1,800,000	1,895,133
Railcar Trust 7.75% 6/1/04	Aaa	276,550	290,878
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	2,255,000	2,437,430
7.5% 11/15/07	A2	1,300,000	1,373,840
TOTAL ASSET-BACKED SECURITIES (Cost $59,531,186)			61,373,788
Commercial Mortgage Securities - 3.4%

Chase Manhatten Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	AAA	5,000,000	5,562,500
Commercial Mortgage Asset Trust sequential pay Series 1999-C1 Class A3, 6.64% 9/17/10	Aaa	5,000,000	5,375,000

Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (d)	Aaa	$ 3,677,027	$ 3,816,639
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A3, 6.55% 1/17/35	Aaa	2,075,000	2,198,875
Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	1,100,000	1,232,444
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	1,080,000	1,133,349
Series 1998-C1 Class C, 6.78% 5/17/40	A	5,000,000	5,255,995
Series 2001-CKN5 Class AX, 1.1218% 9/15/34 (d)(f)(g)	Aaa	32,413,124	2,441,032
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 5/10/10	Aaa	3,000,000	3,369,777
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (d)	Aa2	500,000	537,969
Class C1, 7.52% 5/15/06 (d)	A2	500,000	537,969
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. sequential pay Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	2,000,000	2,179,375
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 12/15/11 (d)	Aaa	3,483,337	3,480,480
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 7.1904% 4/13/31 (f)	Baa3	1,000,000	985,000
J.P. Morgan Commercial Mortgage Finance Corp. Series 2000-C9 Class A2, 7.77% 10/15/32	Aaa	3,745,000	4,203,014
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	Aaa	2,180,000	2,494,397
Series 2001-C3 Class A1, 6.058% 6/15/20	AAA	5,829,237	6,069,699
Commercial Mortgage Securities - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Nomura Asset Securities Corp. sequential pay Series 1998-D6 Class A1B, 6.59% 3/17/28	Aaa	$ 3,000,000	$ 3,224,670
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (d)	Aaa	2,500,000	2,653,906
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $54,884,071)			56,752,090
Foreign Government and Government Agency Obligations - 1.4%

British Columbia Province yankee 7% 1/15/03	Aa2	500,000	512,391
Chilean Republic 7.125% 1/11/12	Baa1	3,520,000	3,553,000
Malaysian Government 7.5% 7/15/11	Baa2	1,890,000	2,008,125
Ontario Province 6% 2/21/06	Aa3	1,800,000	1,908,162
Polish Government 6.25% 7/3/12	Baa1	4,005,000	4,009,365
Quebec Province:
yankee 7.125% 2/9/24	A1	250,000	271,343
7% 1/30/07	A1	1,000,000	1,100,985
United Mexican States:
7.5% 1/14/12	Baa2	7,500,000	7,415,625
9.875% 2/1/10	Baa2	2,290,000	2,559,075
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,027,275)			23,338,071
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (d) (Cost $1,706,548)	A2	1,725,000	1,769,534
Fixed-Income Funds - 7.6%
	Shares	Value (Note 1)
Fidelity Ultra-Short Central Fund (h) (Cost $125,000,006)	12,537,689	$ 124,624,629
Cash Equivalents - 9.0%
	Maturity Amount
Investments in repurchase agreements:
(U.S. Government Obligations), in a joint trading account at 2%, dated 6/28/02 due 7/1/02	$ 142,642,758	142,619,000
(U.S. Treasury Obligations), in a joint trading account at 1.75%, dated 6/28/02 due 7/1/02	6,243,912	6,243,000
TOTAL CASH EQUIVALENTS (Cost $148,862,000)		148,862,000
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $1,734,750,342)	1,748,116,159
NET OTHER ASSETS - (5.8)%	(95,992,515)
NET ASSETS - 100%	$ 1,652,123,644
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,672,698 or 4.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $1,438,847,201 and $1,233,915,928, respectively, of which long-term U.S. government and government agency obligations aggregated $1,159,636,415 and $1,034,888,882, respectively.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,734,177,844. Net unrealized appreciation aggregated $13,938,315, of which $30,701,172 related to appreciated investment securities and $16,762,857 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $3,067,000 all of which will expire on December 31, 2008.

Investment Grade Bond Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $148,862,000) (cost $1,734,750,342) - See accompanying schedule		$ 1,748,116,159
Cash		600
Receivable for investments sold		32,930
Receivable for fund shares sold		5,203,329
Interest receivable		16,754,072
Total assets		1,770,107,090
Liabilities
Payable for investments purchased Regular delivery	$ 11,914,046
Delayed delivery	101,713,078
Payable for fund shares redeemed	3,593,353
Accrued management fee	589,419
Distribution fees payable	10,501
Other payables and accrued expenses	163,049
Total liabilities		117,983,446
Net Assets		$ 1,652,123,644
Net Assets consist of:
Paid in capital		$ 1,600,123,663
Undistributed net investment income		36,845,683
Accumulated undistributed net realized gain (loss) on investments		1,788,385
Net unrealized appreciation (depreciation) on investments		13,365,913
Net Assets		$ 1,652,123,644
Initial Class: Net Asset Value, offering price and redemption price per share ($1,602,928,246 ÷ 125,155,947 shares)		$ 12.81
Service Class: Net Asset Value, offering price and redemption price per share ($600,711 ÷ 47,023 shares)		$ 12.77
Service Class 2: Net Asset Value, offering price and redemption price per share ($48,594,687 ÷ 3,826,217 shares)		$ 12.70

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 40,764,209
Security lending		13,131
Total income		40,777,340
Expenses
Management fee	$ 3,308,480
Transfer agent fees	527,206
Distribution fees	38,512
Accounting and security lending fees	171,844
Non-interested trustees' compensation	2,709
Custodian fees and expenses	44,547
Audit	25,981
Legal	4,013
Miscellaneous	21,635
Total expenses before reductions	4,144,927
Expense reductions	(23,742)	4,121,185
Net investment income (loss)		36,656,155
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,399,819
Change in net unrealized appreciation (depreciation) on investment securities		3,092,321
Net gain (loss)		9,492,140
Net increase (decrease) in net assets resulting from operations		$ 46,148,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Investment Grade Bond Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 36,656,155	$ 60,422,321
Net realized gain (loss)	6,399,819	18,264,143
Change in net unrealized appreciation (depreciation)	3,092,321	2,695,000
Net increase (decrease) in net assets resulting from operations	46,148,295	81,381,464
Distributions to shareholders from net investment income	(58,817,521)	(42,039,084)
Share transactions - net increase (decrease)	200,527,316	684,676,925
Total increase (decrease) in net assets	187,858,090	724,019,305
Net Assets
Beginning of period	1,464,265,554	740,246,249
End of period (including undistributed net investment income of $36,845,683 and undistributed net investment income of $59,683,304, respectively)	$ 1,652,123,644	$ 1,464,265,554
Other Information: Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	25,638,069	119,844	3,273,522
Reinvested	4,614,396	357	68,663
Redeemed	(17,013,539)	(82,135)	(937,194)
Net increase (decrease)	13,238,926	38,066	2,404,991

Dollars Sold	$ 327,048,321	$ 1,512,632	$ 41,291,361
Reinvested	57,956,815	4,479	856,227
Redeemed	(215,381,433)	(1,033,908)	(11,727,178)
Net increase (decrease)	$ 169,623,703	$ 483,203	$ 30,420,410

Share Transactions	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Shares Sold	76,499,188	-	1,835,171
Reinvested	3,464,378	483	3,730
Redeemed	(26,813,346)	-	(435,939)
Net increase (decrease)	53,150,220	483	1,402,962

Dollars Sold	$ 964,627,665	$ -	$ 23,132,398
Reinvested	41,988,258	5,847	44,979
Redeemed	(339,570,756)	-	(5,551,466)
Net increase (decrease)	$ 667,045,167	$ 5,847	$ 17,625,911

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 57,956,815	$ 4,479	$ 856,227

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 41,988,258	$ 5,847	$ 44,979

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240
Income from Investment Operations
Net investment income (loss) E	.303	.685 G	.771	.743	.725	.759
Net realized and unrealized gain (loss)	.097	.335 G	.499	(.873)	.335	.291
Total from investment operations	.400	1.020	1.270	(.130)	1.060	1.050
Distributions from net investment income	(.510)	(.690)	(.840)	(.510)	(.590)	(.730)
Distributions from net realized gain	-	-	-	(.160)	(.070)	-
Total distributions	(.510)	(.690)	(.840)	(.670)	(.660)	(.730)
Net asset value, end of period	$ 12.810	$ 12.920	$ 12.590	$ 12.160	$ 12.960	$ 12.560
Total Return B, C, D	3.17%	8.46%	11.22%	(1.05)%	8.85%	9.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.54% A	.54%	.54%	.54%	.57%	.58%
Expenses net of voluntary waivers, if any	.54% A	.54%	.54%	.54%	.57%	.58%
Expenses net of all reductions	.54% A	.54%	.54%	.54%	.57%	.58%
Net investment income (loss)	4.81% A	5.47% G	6.50%	6.07%	5.85%	6.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,602,928	$ 1,445,925	$ 739,911	$ 658,852	$ 674,813	$ 324,525
Portfolio turnover rate	181% A	278%	154%	87%	239%	191%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 F
Net asset value, beginning of period	$ 12.890	$ 12.580	$ 11.800
Income from Investment Operations
Net investment income (loss) E	.291	.674 H	.377
Net realized and unrealized gain (loss)	.089	.326 H	.403
Total from investment operations	.380	1.000	.780
Distributions from net investment income	(.500)	(.690)	-
Net asset value, end of period	$ 12.770	$ 12.890	$ 12.580
Total Return B, C, D	3.02%	8.30%	6.61%
Ratios to Average Net Assets G
Expenses before expense reductions	.64% A	.64%	.64% A
Expenses net of voluntary waivers, if any	.64% A	.64%	.64% A
Expenses net of all reductions	.64% A	.64%	.64% A
Net investment income (loss)	4.71% A	5.37% H	6.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 601	$ 115	$ 107
Portfolio turnover rate	181% A	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start--up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 F
Net asset value, beginning of period	$ 12.820	$ 12.540	$ 12.060
Income from Investment Operations
Net investment income (loss) E	.281	.643 H	.686
Net realized and unrealized gain (loss)	.099	.327 H	.634
Total from investment operations	.380	.970	1.320
Distributions from net investment income	(.500)	(.690)	(.840)
Net asset value, end of period	$ 12.700	$ 12.820	$ 12.540
Total Return B, C, D	3.04%	8.08%	11.69%
Ratios to Average Net Assets G
Expenses before expense reductions	.81% A	.82%	1.75% A
Expenses net of voluntary waivers, if any	.81% A	.82%	1.05% A
Expenses net of all reductions	.81% A	.82%	1.05% A
Net investment income (loss)	4.54% A	5.19% H	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,595	$ 18,225	$ 229
Portfolio turnover rate	181% A	278%	154%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share, ratios and supplemental data for periods prior to adoption have not been restated to reflect this change.

Investment Grade Bond Portfolio

Fidelity Variable Insurance Products: Mid Cap Portfolio - Service Class 2

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2 shares took place January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee). Returns from December 28, 1998 to January 12, 2000 are those of Service Class which reflect a different 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Life of fund
Fidelity® VIP: Mid Cap - Service Class 2	1.59%	20.96%
S&P® MidCap 400	-4.72%	9.34%
Variable Annuity Mid-Cap Funds Average	-18.38%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Standard & Poor's® MidCap 400 Index - a market capitalization-weighted index of 400 medium-capitalization stocks. To measure how the Service Class 2's performance stacked up against its peers, you can compare it to the variable annuity mid-cap funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 143 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 28, 1998.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity ® Variable Insurance Products: Mid Cap Portfolio - Service Class 2 on December 28, 1998, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to $19,493 - a 94.93% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,677 - a 36.77% increase.

The LipperSM variable annuity mid-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity mid-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year average annual total returns for the variable annuity mid-cap core was -7.78%. The one year average annual total returns for the variable annuity mid-cap supergroup average was -15.49%.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Thomas Allen, Portfolio Manager of Mid Cap Portfolio

Q. How did the fund perform, Tom?

A. The fund outperformed both the Standard & Poor's MidCap 400 Index, which returned -3.21% for the six-month period that ended on June 30, 2002, and the variable annuity mid-cap funds average monitored by Lipper Inc., which returned -13.06% for the same period. For the 12 months that ended on June 30, 2002, the fund outperformed both the S&P® MidCap index and the Lipper mid-cap funds average, which posted returns of -4.72% and -18.38%, respectively.

Q. What factors led to the fund's outperformance during the six-month period?

A. Overall, I think the fund benefited from being positioned cautiously. The biggest performance lift came from a significantly overweighted position in gold and mining stocks versus the S&P MidCap benchmark. Gold, in particular, has tended to do very well in previous bear markets. In view of what I thought would be continuing deterioration in the market, I added to the fund's position in the precious metal with the expectation that doing so would generate both strong absolute and relative performance. This strategy worked well, as our materials holdings solidly outperformed those of the index. Also helping relative performance was the fund's underweighting in technology, a sector that continued to show lackluster results based on overcapacity and slack demand. The fund lost ground as a result of its underweighting in bank stocks, which generally performed well on improving earnings, driven by interest rate cuts by the Federal Reserve Board.

Q. Has your investment strategy changed significantly over the past six months?

A. My view of the world really hasn't changed. I've been maintaining a defensive posture, while patiently looking for opportunities to invest in companies with strong balance sheets that I believe can generate earnings growth at a rate higher than the rest of the market. For the most part, that's been my strategy during the year I've managed the fund.

Q. Which individual holdings helped fund performance the most?

A. Of the top-10 contributors to performance, four were gold or mining stocks - Meridian Gold, Newmont Mining, Agnico-Eagle Mines and Harmony Gold - all of which benefited from rising worldwide gold prices. Three more of the fund's top-10 performers were in food-related businesses: Pepsi Bottling Group; Sonic Corp., which runs drive-in restaurants; and McCormick & Co., which distributes spices and seasonings. The fund also got a nice lift from specialty packaging manufacturer Pactiv Corp. and from Bio-Rad Labs, which makes test kits that help identify "Mad Cow Disease." The fund's position in Bio-Rad Labs was sold during the period.

Q. Which stocks detracted from performance?

A. There was a sector theme here as well. Five of the fund's biggest detractors were health care- or biotechnology-related. Performance was affected by negative earnings surprises, as well as by the overall impact of slowing profitability among large pharmaceutical companies, which probably hurt smaller companies in the food chain, such as fund holdings Invitrogen, Pharmaceutical Product Development and Waters Corp. CVS, the drugstore chain, gave back some of the gains it recognized during the second half of 2001 and was a disappointment during the most recent six-month period. Sumitomo Trust, a Japanese banking company, also underperformed based on persistent difficulties in the Japanese financial sector.

Q. What's your near-term outlook, Tom?

A. I remain cautious. Stocks are still expensive on an absolute basis and may go lower, while short-term interest rates are at extreme lows and may go higher. I'm also concerned that there isn't much pent-up consumer demand and that there's a lot of consumer debt in the economy. World geopolitical uncertainty is an ongoing concern as well. All told, I think there's sufficient reason to maintain the fund's defensive positioning as we look toward year end. At the same time, however, I think the market will present opportunities to invest in good growth stories at relatively reasonable prices.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: long-term growth of capital by investing primarily in common stocks of companies with medium-sized capitalizations

Start date: December 28, 1998

Size: as of June 30, 2002, more than $1.4 billion

Manager: Thomas Allen, since 2001; joined Fidelity in 1995

3

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Nucor Corp.	2.3
Meridian Gold, Inc.	2.2
Newmont Mining Corp. Holding Co.	2.1
Invitrogen Corp.	2.0
Principal Financial Group, Inc.	2.0
10.6
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Materials	19.8
Financials	13.3
Industrials	10.0
Consumer Discretionary	9.8
Health Care	9.3
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	89.7%
Bonds	0.3%
Short-Term Investments and Net Other Assets	10.0%

* Foreign investments	14.1%

Semiannual Report

Fidelity Variable Insurance Products: Mid Cap Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.0%
Gentex Corp. (a)	4,400	$ 120,868
Superior Industries International, Inc.	100	4,625
		125,493
Distributors - 0.0%
Advanced Marketing Services, Inc.	5,800	106,140
Hotels, Restaurants & Leisure - 2.1%
Jack in the Box, Inc. (a)	29,180	927,924
Outback Steakhouse, Inc. (a)	5,300	186,030
Sonic Corp. (a)	299,650	9,412,007
Wendys International, Inc.	464,200	18,489,086
William Hill PLC (a)	194,800	790,772
WMS Industries, Inc. (a)	8,600	105,350
		29,911,169
Household Durables - 0.1%
Ethan Allen Interiors, Inc.	38,200	1,331,270
Harman International Industries, Inc.	100	4,925
		1,336,195
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	100	1,116
eBay, Inc. (a)	1,900	117,078
GSI Commerce, Inc. (a)	100	755
NetFlix, Inc.	2,500	34,975
USA Interactive (a)	100	2,345
		156,269
Leisure Equipment & Products - 1.0%
Mattel, Inc.	312,000	6,576,960
Oakley, Inc. (a)	469,600	8,171,040
		14,748,000
Media - 0.6%
Belo Corp. Series A	115,600	2,613,716
Getty Images, Inc. (a)	100	2,177
LIN TV Corp. Class A	3,000	81,120
Pixar (a)	3,500	154,350
Regal Entertainment Group Class A	2,000	46,640
Scholastic Corp. (a)	100	3,790
Washington Post Co. Class B	4,400	2,398,000
XM Satellite Radio Holdings, Inc. Class A (a)	397,900	2,884,775
		8,184,568
Multiline Retail - 1.3%
99 Cents Only Stores (a)	87,600	2,246,940
Big Lots, Inc. (a)	100	1,968
Factory 2-U Stores, Inc. (a)	103,100	1,427,935
Saks, Inc. (a)	1,113,900	14,302,476
		17,979,319
Specialty Retail - 3.4%
AC Moore Arts & Crafts, Inc. (a)	4,300	203,605
Aeropostale, Inc.	900	24,633
AutoZone, Inc. (a)	206,200	15,939,260

	Shares	Value (Note 1)
Blockbuster, Inc. Class A	70,900	$ 1,907,210
CDW Computer Centers, Inc. (a)	86,300	4,039,703
Christopher & Banks Corp. (a)	22,100	934,830
Claire's Stores, Inc.	123,300	2,823,570
Cost Plus, Inc. (a)	100	3,046
Hot Topic, Inc. (a)	62,600	1,672,046
Michaels Stores, Inc. (a)	3,500	136,500
Movie Gallery, Inc. (a)	453,000	9,567,360
PETsMART, Inc. (a)	702,300	11,264,892
		48,516,655
Textiles Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co. (a)	368,100	11,778,832
Quiksilver, Inc. (a)	236,300	5,860,240
Tropical Sportswear International Corp. (a)	4,400	97,636
Vans, Inc. (a)	61,600	500,254
		18,236,962
TOTAL CONSUMER DISCRETIONARY		139,300,770
CONSUMER STAPLES - 7.7%
Beverages - 2.1%
Pepsi Bottling Group, Inc.	752,000	23,161,600
PepsiAmericas, Inc.	471,500	7,044,210
		30,205,810
Food & Drug Retailing - 1.5%
CVS Corp.	406,700	12,445,020
George Weston Ltd.	43,450	3,596,238
United Natural Foods, Inc. (a)	223,974	4,367,493
Whole Foods Market, Inc. (a)	3,300	159,126
Wild Oats Markets, Inc. (a)	54,500	877,450
		21,445,327
Food Products - 3.6%
Central Garden & Pet Co. Class A (a)	100	1,753
Dean Foods Co. (a)	271,400	10,123,220
Dole Food Co., Inc.	104,100	3,003,285
Fresh Del Monte Produce Inc.	291,800	7,295,000
Hershey Foods Corp.	69,500	4,343,750
Horizon Organic Holding Corp. (a)	100	1,762
McCormick & Co., Inc. (non-vtg.)	543,200	13,987,400
Riviana Foods, Inc.	24,700	626,367
Sanderson Farms, Inc.	454,100	11,357,041
		50,739,578
Personal Products - 0.1%
Steiner Leisure Ltd. (a)	72,100	1,045,450
Tobacco - 0.4%
RJ Reynolds Tobacco Holdings, Inc.	110,300	5,928,625
TOTAL CONSUMER STAPLES		109,364,790
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 8.0%
Energy Equipment & Services - 5.4%
BJ Services Co. (a)	213,610	$ 7,237,107
ENSCO International, Inc.	45,310	1,235,151
GlobalSantaFe Corp.	246,050	6,729,468
Grant Prideco, Inc. (a)	51,800	704,480
National-Oilwell, Inc. (a)	588,600	12,390,030
Oceaneering International, Inc. (a)	717,900	19,383,300
Pride International, Inc. (a)	373,500	5,849,010
Tidewater, Inc.	374,850	12,340,062
Varco International, Inc. (a)	368,748	6,467,831
W-H Energy Services, Inc. (a)	207,100	4,589,336
		76,925,775
Oil & Gas - 2.6%
Devon Energy Corp.	85,100	4,193,748
Equitable Resources, Inc.	88,800	3,045,840
Forest Oil Corp. (a)	76,500	2,174,895
Hurricane Hydrocarbons Class A	652,600	6,025,457
John Wood Group PLC	159,800	514,058
Premcor, Inc.	2,000	51,440
Suncor Energy, Inc.	1,161,400	20,374,095
Valero Energy Corp.	100	3,742
		36,383,275
TOTAL ENERGY		113,309,050
FINANCIALS - 13.3%
Banks - 3.0%
Associated Banc-Corp.	130,700	4,928,697
Boston Private Financial Holdings, Inc.	351,000	8,683,740
Colonial Bancgroup, Inc.	208,600	3,129,000
Commerce Bancorp, Inc., New Jersey	224,384	9,917,773
Hancock Holding Co.	100	6,738
Kookmin Bank sponsord ADR	319,400	15,698,510
Wintrust Financial Corp.	100	3,457
		42,367,915
Diversified Financials - 2.5%
Doral Financial Corp.	1,400	46,746
Investment Technology Group, Inc. (a)	103,700	3,390,990
Principal Financial Group, Inc.	893,500	27,698,500
Sumitomo Trust & Banking Ltd.	836,000	4,026,726
		35,162,962
Insurance - 3.2%
AFLAC, Inc.	2,800	89,600
Alleghany Corp.	39,236	7,494,076
American Medical Securities Group, Inc. (a)	38,700	926,865
Mercury General Corp.	34,500	1,673,250
Ohio Casualty Corp. (a)	99,500	2,079,550
Old Republic International Corp.	122,000	3,843,000
PMA Capital Corp. Class A	174,000	3,680,100
ProAssurance Corp. (a)	47,200	830,720

	Shares	Value (Note 1)
Progressive Corp.	63,900	$ 3,696,615
Protective Life Corp.	78,880	2,610,928
Reinsurance Group of America, Inc.	99,400	3,063,508
RenaissanceRe Holdings Ltd.	42,300	1,548,180
StanCorp Financial Group, Inc.	7,542	418,581
The MONY Group, Inc.	34,400	1,169,944
The PMI Group, Inc.	64,800	2,475,360
W.R. Berkley Corp.	187,300	10,301,500
Zenith National Insurance Corp.	300	9,555
		45,911,332
Real Estate - 4.6%
Apartment Investment & Management Co. Class A	324,200	15,950,640
AvalonBay Communities, Inc.	144,500	6,748,150
Heritage Property Investment Trust, Inc.	275,000	7,345,250
Hospitality Properties Trust (SBI)	106,200	3,876,300
New Plan Excel Realty Trust	162,900	3,393,207
ProLogis Trust	298,200	7,753,200
Regency Centers Corp.	134,400	3,984,960
Simon Property Group, Inc.	417,000	15,362,280
		64,413,987
TOTAL FINANCIALS		187,856,196
HEALTH CARE - 9.0%
Biotechnology - 3.1%
Charles River Labs International, Inc. (a)	442,100	15,495,605
Gilead Sciences, Inc. (a)	100	3,288
IDEC Pharmaceuticals Corp. (a)	200	7,090
Invitrogen Corp. (a)	873,900	27,973,539
		43,479,522
Health Care Equipment & Supplies - 1.7%
Apogent Technologies, Inc. (a)	100	2,057
Becton, Dickinson & Co.	100	3,445
CTI Molecular Imaging, Inc.	7,700	176,638
DENTSPLY International, Inc.	100	3,691
Edwards Lifesciences Corp. (a)	146,400	3,396,480
Guidant Corp. (a)	3,800	114,874
Kyphon, Inc.	1,000	14,580
Respironics, Inc. (a)	4,000	136,200
St. Jude Medical, Inc. (a)	111,500	8,234,275
Varian Medical Systems, Inc. (a)	297,400	12,059,570
		24,141,810
Health Care Providers & Services - 2.8%
AmSurg Corp. (a)	105,400	2,767,804
Coventry Health Care, Inc. (a)	369,000	10,486,980
First Health Group Corp. (a)	9,800	274,792
IMS Health, Inc.	812,600	14,586,170
McKesson Corp.	3,500	114,450
Medical Staffing Network Holdings, Inc.	700	17,150
MIM Corp. (a)	100	1,209
Omnicare, Inc.	203,400	5,341,284
Oxford Health Plans, Inc. (a)	100	4,646
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Patterson Dental Co. (a)	3,100	$ 156,023
Pharmaceutical Product Development, Inc. (a)	100	2,634
Priority Healthcare Corp. Class B (a)	100	2,350
Province Healthcare Co. (a)	100	2,236
Quest Diagnostics, Inc. (a)	1,600	137,680
ResCare, Inc. (a)	810,900	5,368,158
		39,263,566
Pharmaceuticals - 1.4%
Alpharma, Inc. Class A	100	1,698
Eon Labs, Inc.	91,500	1,627,785
ICN Pharmaceuticals, Inc.	95,700	2,316,897
Perrigo Co. (a)	14,200	184,600
SICOR, Inc. (a)	842,600	15,621,804
Watson Pharmaceuticals, Inc. (a)	5,200	131,404
		19,884,188
TOTAL HEALTH CARE		126,769,086
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.6%
Alliant Techsystems, Inc. (a)	184,950	11,799,810
L-3 Communications Holdings, Inc. (a)	198,600	10,724,400
Veridian Corp.	2,000	45,400
		22,569,610
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	3,250	108,973
Expeditors International of Washington, Inc.	4,400	145,904
		254,877
Airlines - 0.0%
ExpressJet Holdings, Inc. Class A	4,000	52,200
Building Products - 0.0%
Crane Co.	100	2,538
Commercial Services & Supplies - 4.8%
Avery Dennison Corp.	100	6,275
Bright Horizons Family Solutions, Inc. (a)	43,500	1,440,285
CheckFree Corp. (a)	165,800	2,593,112
ChoicePoint, Inc. (a)	525,200	23,880,844
Coinstar, Inc. (a)	88,800	2,171,160
DeVry, Inc. (a)	3,900	89,076
DST Systems, Inc. (a)	223,000	10,193,330
Education Management Corp. (a)	100	4,073
eFunds Corp. (a)	475,700	4,513,917
H&R Block, Inc.	3,300	152,295
Ionics, Inc. (a)	100	2,425
Pittston Co. - Brinks Group	358,600	8,606,400
Tetra Tech, Inc. (a)	315,900	4,643,730
Viad Corp.	374,007	9,724,182
		68,021,104

	Shares	Value (Note 1)
Electrical Equipment - 0.5%
AMETEK, Inc.	60,700	$ 2,261,075
AstroPower, Inc. (a)	213,750	4,198,050
		6,459,125
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	61,900	2,784,262
Teleflex, Inc.	59,000	3,371,850
		6,156,112
Machinery - 2.6%
AGCO Corp. (a)	144,800	2,823,600
Alfa Laval AB	700,000	7,028,573
Graco, Inc.	445,800	11,207,412
Parker Hannifin Corp.	32,300	1,543,617
Pentair, Inc.	263,500	12,669,080
Tennant Co.	18,800	744,480
		36,016,762
Marine - 0.1%
Stelmar Shipping Ltd. (a)	120,300	1,785,252
TOTAL INDUSTRIALS		141,317,580
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.7%
3Com Corp. (a)	440,300	1,937,320
Avocent Corp. (a)	252,600	4,021,392
Harris Corp.	10,200	369,648
Loral Space & Communications Ltd. (a)	678,100	671,319
Plantronics, Inc. (a)	158,400	3,011,184
Polycom, Inc. (a)	100	1,199
Scientific-Atlanta, Inc.	5,100	83,895
UTStarcom, Inc. (a)	100	2,017
		10,097,974
Computers & Peripherals - 0.7%
Drexler Technology Corp. (a)	436,700	9,432,720
Electronic Equipment & Instruments - 3.3%
Anritsu Corp.	633,000	4,456,964
Itron, Inc. (a)	152,000	3,986,960
Mettler-Toledo International, Inc. (a)	87,400	3,222,438
Symbol Technologies, Inc.	3,170,600	26,950,100
Tektronix, Inc. (a)	5,200	97,292
Teledyne Technologies, Inc. (a)	229,100	4,753,825
Waters Corp. (a)	105,120	2,806,704
		46,274,283
Internet Software & Services - 0.2%
Altiris, Inc.	9,500	49,324
AsiaInfo Holdings, Inc. (a)	100	1,325
CNET Networks, Inc. (a)	100	199
FreeMarkets, Inc. (a)	100	1,413
Overture Services, Inc. (a)	100	2,498
Plumtree Software, Inc.	1,000	4,980
Retek, Inc. (a)	92,800	2,255,040
		2,314,779
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	100	$ 4,748
Manhattan Associates, Inc. (a)	5,000	160,800
SRA International, Inc. Class A	700	18,886
SunGard Data Systems, Inc. (a)	259,160	6,862,557
		7,046,991
Semiconductor Equipment & Products - 0.3%
Cypress Semiconductor Corp. (a)	197,630	3,000,023
International Rectifier Corp. (a)	100	2,915
LAM Research Corp. (a)	103,000	1,851,940
NVIDIA Corp. (a)	5,000	85,900
		4,940,778
Software - 0.4%
Borland Software Corp. (a)	7,700	79,310
Cerner Corp. (a)	80,100	3,831,183
Dassault Systemes SA sponsored ADR	100	4,475
Eclipsys Corp. (a)	100	656
Kronos, Inc. (a)	2,300	70,125
Legato Systems, Inc. (a)	7,000	25,200
Magma Design Automation, Inc.	100	1,680
National Instruments Corp. (a)	100	3,256
Renaissance Learning, Inc. (a)	100	2,022
Vastera, Inc. (a)	480,500	2,109,395
		6,127,302
TOTAL INFORMATION TECHNOLOGY		86,234,827
MATERIALS - 19.8%
Chemicals - 2.1%
Agrium, Inc.	441,200	4,303,468
Albemarle Corp.	189,300	5,820,975
Ecolab, Inc.	2,900	134,067
IMC Global, Inc.	365,000	4,562,500
International Flavors & Fragrances, Inc.	94,800	3,080,052
Potash Corp. of Saskatchewan	100	6,694
Praxair, Inc.	84,600	4,819,662
Sigma Aldrich Corp.	144,200	7,231,630
		29,959,048
Containers & Packaging - 2.3%
Packaging Corp. of America (a)	137,100	2,726,919
Pactiv Corp. (a)	1,019,500	24,264,100
Sealed Air Corp.	115,600	4,655,212
		31,646,231
Metals & Mining - 15.4%
Agnico-Eagle Mines Ltd.	1,072,430	15,630,616
AUR Resources, Inc. (a)	1,858,900	5,737,421
Barrick Gold Corp.	449,440	8,545,377
Carpenter Technology Corp.	102,200	2,944,382

	Shares	Value (Note 1)
Century Aluminum Co.	32,200	$ 479,458
Compania de Minas Buenaventura SA sponsored ADR	133,800	3,425,280
Falconbridge Ltd.	691,700	9,077,907
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	855,600	15,272,460
Gold Fields Ltd. sponsored ADR	326,900	3,667,818
Harmony Gold Mining Co. Ltd.	733,000	10,119,683
Liquidmetal Technologies	10,000	116,000
Meridian Gold, Inc. (a)	1,879,200	30,611,515
Newcrest Mining Ltd.	1,989,800	8,499,847
Newmont Mining Corp. Holding Co.	1,122,680	29,560,164
Nucor Corp.	496,100	32,266,339
Outokumpu Oyj (A Shares)	173,800	2,101,489
Phelps Dodge Corp.	138,600	5,710,320
Placer Dome, Inc.	586,530	6,575,882
Steel Dynamics, Inc. (a)	796,000	13,110,120
Teck Cominco Ltd. Class B (sub. vtg.)	1,550,900	14,063,757
Xstrata PLC (a)	43,300	563,466
		218,079,301
TOTAL MATERIALS		279,684,580
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
CenturyTel, Inc.	123,700	3,649,150
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	1,654,100	5,706,645
TOTAL TELECOMMUNICATION SERVICES		9,355,795
UTILITIES - 5.3%
Electric Utilities - 1.6%
REPower Systems AG	127,100	3,905,033
TXU Corp.	352,000	18,145,600
		22,050,633
Gas Utilities - 2.0%
KeySpan Corp.	498,700	18,776,055
ONEOK, Inc.	195,100	4,282,445
Southwestern Energy Co. (a)	349,000	5,301,310
		28,359,810
Multi-Utilities & Unregulated Power - 1.7%
SCANA Corp.	797,400	24,615,738
TOTAL UTILITIES		75,026,181
TOTAL COMMON STOCKS (Cost $1,201,861,546)		1,268,218,855
Convertible Bonds - 0.3%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Charles River Laboratories, Inc. 3.5% 2/1/22 (d) (Cost $3,800,000)	B+	$ 3,800,000	$ 4,232,250
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 1.68% 7/5/02 (e) (Cost $24,994)	-	25,000	24,995
Money Market Funds - 12.7%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	143,937,117	143,937,117
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	36,108,580	36,108,580
TOTAL MONEY MARKET FUNDS (Cost $180,045,697)		180,045,697
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,385,732,237)		1,452,521,797
NET OTHER ASSETS - (2.7)%		(38,441,210)
NET ASSETS - 100%		1,414,080,587
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
1 Midcap 400 Index Contracts	Sept. 2002	$ 245,150	$ (9,431)
The face value of futures purchased as a percentage of net assets - 0.0%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,232,250 or 0.3% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $24,995.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,313,425,778 and $1,007,652,007.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $136,941 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.9%
Canada	8.8
Korea (South)	1.1
South Africa	1.0
Others (individually less than 1%)	3.2
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $1,387,499,346. Net unrealized appreciation aggregated $65,022,451, of which $134,452,974 related to appreciated investment securities and $69,430,523 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $58,214,000 of which $15,428,000 and $42,786,000 will expire on December 31, 2008 and 2009, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Mid Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $34,834,927) (cost $1,385,732,237) - See accompanying schedule		$ 1,452,521,797
Cash		1,271
Receivable for fund shares sold		2,100,796
Dividends receivable		1,229,286
Interest receivable		270,305
Receivable for daily variation on futures contracts		1,275
Other receivables		311,566
Total assets		1,456,436,296
Liabilities
Payable for investments purchased	$ 3,587,455
Payable for fund shares redeemed	1,789,008
Accrued management fee	692,100
Distribution fees payable	111,961
Other payables and accrued expenses	66,605
Collateral on securities loaned, at value	36,108,580
Total liabilities		42,355,709
Net Assets		$ 1,414,080,587
Net Assets consist of:
Paid in capital		$ 1,408,117,469
Undistributed net investment income		2,460,952
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(63,280,795)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		66,782,961
Net Assets		$ 1,414,080,587
Initial Class: Net Asset Value, offering price and redemption price per share ($625,273,100 ÷ 32,614,518 shares)		$ 19.17
Service Class: Net Asset Value, offering price and redemption price per share ($415,960,546 ÷ 21,744,367 shares)		$ 19.13
Service Class 2: Net Asset Value, offering price and redemption price per share ($372,846,941 ÷ 19,555,234 shares)		$ 19.07

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 6,033,211
Interest		1,269,580
Security lending		144,535
Total income		7,447,326
Expenses
Management fee	$ 3,776,763
Transfer agent fees	456,463
Distribution fees	565,280
Accounting and security lending fees	158,485
Non-interested trustees' compensation	2,090
Custodian fees and expenses	39,527
Audit	12,656
Legal	8,001
Miscellaneous	34,016
Total expenses before reductions	5,053,281
Expense reductions	(505,659)	4,547,622
Net investment income (loss)		2,899,704
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(2,373,439)
Foreign currency transactions	(25,528)
Futures contracts	(19,512)
Total net realized gain (loss)		(2,418,479)
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,178,927)
Assets and liabilities in foreign currencies	3,233
Futures contracts	(9,431)
Total change in net unrealized appreciation (depreciation)		(25,185,125)
Net gain (loss)		(27,603,604)
Net increase (decrease) in net assets resulting from operations		$ (24,703,900)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,899,704	$ 9,952,192
Net realized gain (loss)	(2,418,479)	(21,695,188)
Change in net unrealized appreciation (depreciation)	(25,185,125)	(14,911,862)
Net increase (decrease) in net assets resulting from operations	(24,703,900)	(26,654,858)
Distributions to shareholders from net investment income	(10,315,464)	-
Share transactions - net increase (decrease)	297,144,685	233,603,651
Total increase (decrease) in net assets	262,125,321	206,948,793
Net Assets
Beginning of period	1,151,955,266	945,006,473
End of period (including undistributed net investment income of $2,460,952 and undistributed net investment income of $9,876,712, respectively)	$ 1,414,080,587	$ 1,151,955,266
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2
Sold	4,875,356	3,990,166	10,207,775
Reinvested	277,413	161,340	101,720
Redeemed	(1,878,423)	(1,169,810)	(1,545,515)
Net increase (decrease)	3,274,346	2,981,696	8,763,980
Dollars
Sold	$ 97,064,092	$ 78,829,203	$ 200,685,097
Reinvested	5,301,369	3,078,362	1,935,732
Redeemed	(36,828,613)	(22,835,576)	(30,084,981)
Net increase (decrease)	$ 65,536,848	$ 59,071,989	$ 172,535,848

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2
Sold	9,676,112	9,095,820	8,986,545
Reinvested	-	-	-
Redeemed	(9,413,601)	(4,323,424)	(1,810,628)
Net increase (decrease)	262,511	4,772,396	7,175,917
Dollars
Sold	$ 182,558,139	$ 170,632,678	$ 167,539,684
Reinvested	-	-	-
Redeemed	(173,494,579)	(80,200,595)	(33,431,676)
Net increase (decrease)	$ 9,063,560	$ 90,432,083	$ 134,108,008

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 5,301,369	$ 3,078,363	$ 1,935,732
From net realized gain	-	-	-
Total	$ 5,301,369	$ 3,078,363	$ 1,935,732

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ -	$ -	$ -
From net realized gain	-	-	-
Total	$ -	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.60	$ 20.26	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.20	.19	-	-
Net realized and unrealized gain (loss)	(.30)	(.86)	4.95	5.05	.31
Total from investment operations	(.25)	(.66)	5.14	5.05	.31
Distributions from net investment income	(.18)	-	(.08)	-	-
Distributions from net realized gain	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	(.05)	(.02)	-
Total distributions	(.18)	-	(.13)	(.11)	-
Net asset value, end of period	$ 19.17	$ 19.60	$ 20.26	$ 15.25	$ 10.31
Total Return B,C,D	(1.27)%	(3.26)%	33.78%	49.04%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.69% A	.69%	.74%	3.34%	115.88% A
Expenses net of voluntary waivers, if any	.69% A	.69%	.74%	1.00%	1.00% A
Expenses net of all reductions	.61% A	.62%	.69%	.97%	1.00% A
Net investment income (loss)	.53% A	1.06%	1.01%	.01%	(.27)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 625,273	$ 574,934	$ 589,026	$ 1,744	$ 516
Portfolio turnover rate	171% A	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of sale of shares) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.54	$ 20.22	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.18	.17	(.01)	-
Net realized and unrealized gain (loss)	(.29)	(.86)	4.93	5.05	.31
Total from investment operations	(.25)	(.68)	5.10	5.04	.31
Distributions from net investment income	(.16)	-	(.07)	-	-
Distributions from net realized gain	-	-	-	(.09)	-
Distributions in excess of net realized gain	-	-	(.05)	(.02)	-
Total distributions	(.16)	-	(.12)	(.11)	-
Net asset value, end of period	$ 19.13	$ 19.54	$ 20.22	$ 15.24	$ 10.31
Total Return B,C,D	(1.28)%	(3.36)%	33.54%	48.94%	3.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.79% A	.79%	.84%	3.41%	115.96% A
Expenses net of voluntary waivers, if any	.79% A	.79%	.84%	1.10%	1.10% A
Expenses net of all reductions	.71% A	.72%	.79%	1.07%	1.10% A
Net investment income (loss)	.43% A	.96%	.92%	(.09)%	(.35)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,961	$ 366,665	$ 282,941	$ 25,908	$ 516
Portfolio turnover rate	171% A	144%	245%	163%	125% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of sale of shares) to December 31, 1998.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 19.49	$ 20.20	$ 14.82
Income from Investment Operations
Net investment income (loss) E	.03	.15	.14
Net realized and unrealized gain (loss)	(.29)	(.86)	5.35
Total from investment operations	(.26)	(.71)	5.49
Distributions from net investment income	(.16)	-	(.06)
Distributions in excess of net realized gain	-	-	(.05)
Total distributions	(.16)	-	(.11)
Net asset value, end of period	$ 19.07	$ 19.49	$ 20.20
Total Return B,C,D	(1.33)%	(3.51)%	37.12%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.94%	.99% A
Expenses net of voluntary waivers, if any	.94% A	.94%	.99% A
Expenses net of all reductions	.86% A	.88%	.94% A
Net investment income (loss)	.28% A	.81%	.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 372,847	$ 210,356	$ 73,039
Portfolio turnover rate	171% A	144%	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Mid Cap Portfolio

Performance

Fidelity Variable Insurance Products: Money Market Portfolio - Service Class 2

To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. The initial offering of Service Class 2 shares took place on January 12, 2000. Performance for Service Class 2 shares reflects an asset-based service fee (12b-1 fee), and returns prior to January 12, 2000 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower. If Fidelity had not reimbursed certain fund expenses, the past five year and past ten year total returns would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Money Market - Service Class 2	2.23%	4.81%	4.73%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Yield

	7/2/02	4/2/02	1/1/02	10/2/01	7/3/01
Fidelity VIP: Money Market - Service Class 2	1.45%	1.62%	1.85%	3.00%	3.62%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year.

Comparing Performance

The U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. A money market fund returns to its shareholders income earned by the fund's investments after expenses.

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Robert Duby, Portfolio Manager of Money Market Portfolio

Q. Bob, what was the investment environment like during the six months that ended June 30, 2002?

A. At the beginning of the period, the Federal Reserve Board had just finished an aggressive easing of monetary policy, having driven short-term interest rates to their lowest level in 40 years. The rate banks charge each other for overnight loans - known as the fed funds target rate - stood at 1.75% on January 1, 2002. Since then, the Fed has kept the target rate unchanged, although it moved from a bias toward lowering rates to support the economy to a more neutral stance. Earlier in 2002, many market participants expected the economy to rebound enough to encourage the Fed to reverse course and quickly raise rates. In fact, some expected the Fed to hike rates as early as May or June. However, generally positive economic data in the first quarter of 2002 turned mixed during early April and May. Nevertheless, the duration of the economic downturn remained mild by historical standards due to increased federal government spending and the delayed effect of the Fed's 2001 rate cuts. While pockets of weakness still existed, manufacturing was generally on the mend. However, weak business spending held back a full recovery, as did corporate governance scandals that eroded investor confidence in the financial markets.

Q. What other factors influenced the money markets?

A. The need for improved corporate governance has been an important factor within the money markets, one that led to greater volatility. In some instances, companies shut out of the commercial paper market due to investor hesitancy about their credit quality were forced to look elsewhere for funding. The amount of commercial paper outstanding fell dramatically during the period as a consequence, further exacerbated by the reduced corporate funding requirements associated with a slow business environment. The diminished supply of commercial paper combined with a record dollar volume of money market fund inflows during 2001 kept downward pressure on short-term market rates into 2002, even after the Fed had concluded its easing campaign.

Q. What was your strategy with the fund?

A. During the period, I looked to keep the average maturity of the portfolio relatively long because longer maturities offered more attractive risk/reward tradeoffs at a time when Fed action appeared increasingly unlikely. Credit quality concerns dominated my strategy throughout the period. In response, I used government agency discount notes during most of the period as the primary vehicle for adjusting maturities. As economic signs improved early this year, we began investing in corporate issuers with stronger financial profiles.

Q. What's your outlook, Bob?

A. The Fed's aggressive monetary policy in 2001 laid the foundation for surprisingly positive economic activity in the first quarter of 2002. The economy appears to have weathered the shocks of September 11 and the bursting of the technology bubble. At this point, the Fed's overriding objective appears to be one of nurturing the economic recovery. Benign inflation, excess capacity and soft economic data remove the need for the Fed to urgently increase rates in the near future. When business investment shows sustainable signs of strength, the Fed will likely begin to gradually raise rates. Given this environment, we are currently maintaining a neutral posture.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: income and share-price stability by investing in high-quality, short-term instruments

Start date: April 1, 1982

Size: as of June 30, 2002, more than $2.7 billion

Manager: Robert Duby, since 1997; joined Fidelity in 1982

3

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bank One Corp. 8/1/02	1.86%	$ 15,000,000	$ 15,056,407
Certificates of Deposit - 48.5%
Domestic Certificates Of Deposit - 0.7%
Citibank NA, New York
9/4/02	1.82%	15,000,000	15,000,000
U.S. Bank NA, Cincinnati
11/1/02	1.95	5,000,000	5,000,000
			20,000,000
London Branch, Eurodollar, Foreign Banks - 28.6%
ABN-AMRO Bank NV
8/19/02	1.90	5,000,000	5,000,000
8/19/02	1.93	20,000,000	20,000,000
11/8/02	2.00	5,000,000	5,000,000
11/12/02	1.96	35,000,000	35,000,000
Australia & New Zealand Banking Group Ltd.
12/16/02	2.11	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA
8/30/02	1.82	30,000,000	30,001,406
Barclays Bank PLC
9/16/02	1.97	35,000,000	34,998,512
9/19/02	2.01	25,000,000	25,000,000
10/28/02	2.04	25,000,000	25,000,000
11/12/02	1.96	10,000,000	10,000,000
12/13/02	2.07	5,000,000	5,000,000
Bayerische Hypo-und Vereinsbank AG
8/19/02	1.85	5,000,000	5,000,000
9/27/02	1.82	100,000,000	99,999,999
11/8/02	2.05	10,000,000	10,000,000
BNP Paribas SA
12/17/02	2.10	15,000,000	15,000,000
12/31/02	2.23	25,000,000	25,000,000
Credit Agricole Indosuez
12/31/02	2.24	5,000,000	5,000,000
Deutsche Bank AG
9/12/02	2.02	15,000,000	15,000,000
12/13/02	2.07	5,000,000	5,000,000
12/31/02	2.25	5,000,000	5,002,976
Dresdner Bank AG
11/13/02	2.03	5,000,000	5,000,000
Halifax PLC
8/27/02	1.96	10,000,000	10,000,000
11/8/02	2.00	15,000,000	15,000,000
11/12/02	1.96	10,000,000	10,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
HBOS Treasury Services PLC
9/20/02	1.81% (a)	$ 50,000,000	$ 50,000,000
10/2/02	1.81	50,000,000	50,000,000
ING Bank NV
8/22/02	1.96	5,000,000	5,000,000
9/13/02	1.82	10,000,000	10,000,000
Landesbank Baden-Wuerttemberg
11/18/02	2.00	5,000,000	5,000,000
Landesbank Hessen-Thuringen
7/22/02	1.76	10,000,000	10,000,000
Lloyds TSB Bank PLC
9/12/02	2.00	9,000,000	9,000,000
9/27/02	2.00	20,000,000	20,000,000
9/30/02	2.01	20,000,000	20,000,000
12/31/02	2.22	25,000,000	25,000,313
12/31/02	2.23	25,000,000	25,000,000
National Australia Bank Ltd.
7/31/02	1.94	5,000,000	5,000,000
12/31/02	2.23	18,000,000	18,000,000
Nordea Bank Finland PLC
8/22/02	1.94	5,000,000	5,000,000
Nordea North America, Inc.
11/12/02	1.97	5,000,000	5,000,000
RaboBank Nederland Coop. Central
8/15/02	1.95	15,000,000	14,999,992
Royal Bank of Scotland PLC
7/5/02	1.95	25,000,000	25,000,000
7/8/02	1.94	25,000,000	25,000,000
Societe Generale
12/31/02	2.15	5,000,000	5,000,000
Westdeutsche Landesbank Girozentrale
8/12/02	2.00	5,000,000	4,999,497
11/8/02	2.01	10,000,000	10,000,000
			797,002,695
New York Branch, Yankee Dollar, Foreign Banks - 19.2%
Abbey National Treasury Services PLC
7/3/02	1.75 (b)	25,000,000	24,988,622
7/10/02	1.75 (b)	10,000,000	9,995,348
Bayerische Hypo-und Vereinsbank AG
7/8/02	2.00	10,000,000	9,999,731
7/31/02	1.85	10,000,000	9,998,551
Bayerische Landesbank Girozentrale
7/5/02	1.96	5,000,000	5,000,000
BNP Paribas SA
9/5/02	2.00	25,000,000	25,000,000
9/16/02	2.00	15,000,000	15,000,000
9/25/02	2.00	15,000,000	15,000,000
12/13/02	2.08	10,000,000	10,000,000
12/31/02	2.21	20,000,000	20,000,000
12/31/02	2.23	5,000,000	5,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
New York Branch, Yankee Dollar, Foreign Banks - continued
Canadian Imperial Bank of Commerce
7/22/02	1.77%	$ 5,000,000	$ 5,000,000
Credit Agricole Indosuez
7/1/02	1.93 (b)	10,000,000	9,995,427
12/13/02	2.08	15,000,000	15,000,000
Deutsche Bank AG
7/1/02	1.76 (b)	50,000,000	49,993,699
7/8/02	1.73 (b)	50,000,000	49,987,014
7/22/02	1.74 (b)	10,000,000	9,995,603
Dexia Bank SA
7/15/02	1.74 (b)	5,000,000	4,998,833
7/22/02	1.75 (b)	5,000,000	4,998,168
7/26/02	1.75 (b)	10,000,000	9,995,848
Lloyds TSB Bank PLC
7/2/02	1.74 (b)	5,000,000	4,997,741
National Westminster Bank PLC
7/5/02	4.10	30,000,000	29,996,858
Royal Bank of Canada
7/8/02	1.76 (b)	25,000,000	24,996,212
7/19/02	1.75 (b)	10,000,000	9,998,126
7/25/02	1.74 (b)	15,000,000	14,993,378
7/31/02	1.74 (b)	25,000,000	24,988,687
11/20/02	2.55	28,500,000	28,481,919
Societe Generale
7/15/02	1.74 (b)	5,000,000	4,998,901
7/22/02	1.76 (b)	15,000,000	14,995,677
7/25/02	1.76 (b)	25,000,000	24,989,678
Svenska Handelsbanken AB
8/1/02	1.75 (a)(b)	10,000,000	9,994,466
Toronto-Dominion Bank
7/22/02	1.74 (b)	5,000,000	4,997,801
UBS AG
11/27/02	2.56	25,000,000	25,000,000
			533,376,288
TOTAL CERTIFICATES OF DEPOSIT			1,350,378,983
Commercial Paper - 28.1%

Amsterdam Funding Corp.
7/15/02	1.80	50,000,000	49,965,000
Aspen Funding Corp.
8/5/02	1.95	5,000,000	4,990,618
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/8/02	1.81	50,000,000	49,982,403
7/16/02	1.80	10,000,000	9,992,500
7/22/02	1.80	45,000,000	44,952,750
8/7/02	1.82	30,000,000	29,944,192
Commerzbank U.S. Finance, Inc.
8/1/02	1.85	15,000,000	14,976,104

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Corporate Receivables Corp.
7/24/02	1.80%	$ 50,000,000	$ 49,942,500
8/5/02	1.80	25,000,000	24,956,250
DaimlerChrysler North America Holding Corp.
7/16/02	2.08	5,000,000	4,995,688
Edison Asset Securitization LLC
10/3/02	1.92	15,000,000	14,925,583
10/3/02	1.94	5,000,000	4,974,933
11/1/02	2.02	10,000,000	9,931,667
Falcon Asset Securitization Corp.
7/10/02	1.80	50,000,000	49,977,500
7/18/02	1.80	25,000,000	24,978,750
8/5/02	1.84	15,000,000	14,973,167
8/28/02	1.85	5,000,000	4,985,178
Fleet Funding Corp.
9/10/02	1.82	5,000,000	4,982,151
Ford Motor Credit Co.
7/11/02	2.03	10,000,000	9,994,389
7/15/02	2.04	5,000,000	4,996,033
7/15/02	2.05	5,000,000	4,996,033
GE Capital International Funding, Inc.
8/19/02	1.84	25,000,000	24,937,729
General Electric Capital Corp.
9/10/02	1.95	5,000,000	4,980,968
9/11/02	1.99	5,000,000	4,980,300
12/9/02	2.10	10,000,000	9,907,425
General Electric Capital Services, Inc.
8/19/02	1.92	5,000,000	4,987,001
General Mills, Inc.
7/1/02	2.05	5,000,000	5,000,000
7/16/02	2.02	3,909,000	3,905,710
7/22/02	2.02	5,000,000	4,994,108
7/29/02	2.02	3,000,000	2,995,287
Montauk Funding Corp.
7/18/02	1.82	35,000,000	34,970,085
9/30/02	1.88	25,000,000	24,881,826
Morgan Stanley
7/1/02	2.08 (b)	40,000,000	40,000,000
Newcastle (Discover Card Master Trust)
8/5/02	1.81	5,000,000	4,991,250
8/6/02	1.83	5,000,000	4,990,900
9/12/02	1.82	5,000,000	4,981,649
9/13/02	1.82	5,000,000	4,981,397
Phillips Petroleum Co.
7/15/02	2.02	5,000,000	4,996,072
7/16/02	2.00	5,000,000	4,995,833
7/29/02	2.04	5,000,000	4,992,067
Quincy Capital Corp.
8/16/02	1.81	10,000,000	9,977,000
RaboBank Nederland Coop. Central
7/8/02	1.90	10,000,000	9,996,344
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Receivables Capital Corp.
7/24/02	1.80%	$ 5,000,000	$ 4,994,250
Sears Roebuck Acceptance Corp.
8/27/02	2.13	5,000,000	4,983,217
Sheffield Receivables Corp.
7/25/02	1.82	50,000,000	49,939,500
The Walt Disney Co.
8/6/02	2.16	5,000,000	4,989,250
UBS Finance, Inc.
10/28/02	1.98	27,237,000	27,060,535
Variable Funding Capital Corp.
8/5/02	1.81	25,000,000	24,956,250
Wyeth
7/8/02	1.87	5,000,000	4,998,182
8/12/02	1.88	5,000,000	4,989,092
TOTAL COMMERCIAL PAPER			782,766,616
Federal Agencies - 5.4%

Fannie Mae - 5.4%
Agency Coupons - 1.8%
7/1/02	1.83 (b)	50,000,000	49,986,444
Discount Notes - 3.6%
7/15/02	1.89	50,000,000	49,963,639
7/26/02	3.61	25,000,000	24,939,410
11/6/02	1.93	25,000,000	24,830,222
			99,733,271
TOTAL FEDERAL AGENCIES			149,719,715
Bank Notes - 3.2%

American Express Centurion Bank
7/15/02	1.81 (b)	5,000,000	5,000,000
7/26/02	1.81 (b)	5,000,000	5,000,000
Bank of America NA
8/14/02	1.93	20,000,000	20,000,000
Bank One NA, Chicago
7/17/02	1.94 (b)	25,000,000	25,016,854
U.S. Bank NA, Cincinnati
7/27/02	1.77 (b)	25,000,000	24,991,933
World Savings Bank FSB
9/4/02	1.82	10,000,000	9,999,461
TOTAL BANK NOTES			90,008,248
Master Notes - 2.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Motors Acceptance Corp. Mortgage Credit
7/1/02	2.29%	$ 25,000,000	$ 25,000,000
Goldman Sachs Group, Inc.
8/28/02	1.90 (c)	20,000,000	20,000,000
9/25/02	1.97 (c)	20,000,000	20,000,000
TOTAL MASTER NOTES			65,000,000
Medium-Term Notes - 4.0%

AT&T Corp.
8/6/02	3.05 (b)	25,000,000	25,000,000
Bank One Corp.
9/16/02	2.02 (b)	20,000,000	20,007,717
Citigroup, Inc.
7/12/02	1.81 (b)	5,000,000	5,000,000
General Electric Capital Corp.
7/9/02	1.87 (b)	20,000,000	20,000,000
7/29/02	1.84 (b)	10,000,000	10,000,000
Harwood Street Funding I LLC
7/22/02	1.96 (b)	10,000,000	10,000,000
Household Finance Corp.
9/20/02	1.98 (b)	10,000,000	9,991,538
Sheffield Receivables Corp.
7/22/02	1.80 (b)	5,000,000	5,000,000
Variable Funding Capital Corp.
7/19/02	1.79 (b)	5,000,000	4,999,899
TOTAL MEDIUM-TERM NOTES			109,999,154
Short-Term Notes - 2.8%

Jackson National Life Insurance Co.
7/1/02	2.19 (b)(c)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/1/02	2.23 (b)(c)	10,000,000	10,000,000
Monumental Life Insurance Co.
7/1/02	1.98 (b)(c)	5,000,000	5,000,000
7/1/02	2.01 (b)(c)	5,000,000	5,000,000
New York Life Insurance Co.
7/1/02	2.16 (b)(c)	20,000,000	20,000,000
Pacific Life Insurance Co.
7/8/02	1.99 (b)(c)	5,000,000	5,000,000
SMM Trust 2001 M
9/13/02	1.89 (b)(c)	15,000,000	15,000,000
Transamerica Occidental Life Insurance Co.
8/1/02	2.08 (b)(c)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			77,000,000
Repurchase Agreements - 5.6%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 6/28/02 due 7/1/02 At 2%	$ 16,620,768	$ 16,618,000
With:
Bank of America NA At 2.08%, dated 6/28/02 due 7/1/02 (Commercial Paper Obligations) (principal amount $71,578,742) 0% - 2.05%, 7/12/02 - 8/22/02	70,012,133	70,000,000
J.P. Morgan Securities At 2.06%, dated 6/28/02 due 7/1/02 (Corporate Obligations) (principal amount $64,785,000) 0% - 7.65%, 8/2/02 - 4/15/16	70,012,017	70,000,000
TOTAL REPURCHASE AGREEMENTS		156,618,000
TOTAL INVESTMENT PORTFOLIO - 100.4%	2,796,547,123
NET OTHER ASSETS - (0.4)%	(10,391,034)
NET ASSETS - 100%	$ 2,786,156,089
Total Cost for Income Tax Purposes $ 2,796,547,123
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Goldman Sachs Group, Inc.: 1.90%, 8/28/02	6/11/02	$ 20,000,000.00
1.97%, 9/25/02	5/23/02	$ 20,000,000.00
Jackson National Life Insurance Co. 2.19%, 7/1/02	7/6/99	$ 7,000,000.00
Metropolitan Life Insurance Co. 2.23%, 7/1/02	3/26/02	$ 10,000,000.00
Monumental Life Insurance Co.: 1.98%, 7/1/02	9/17/98	$ 5,000,000.00
2.01%, 7/1/02	3/12/99	$ 5,000,000.00
New York Life Insurance Co. 2.16%, 7/1/02	2/28/02	$ 20,000,000.00
Pacific Life Insurance Co 1.99%, 7/8/02	9/6/01	$ 5,000,000.00
SMM Trust 2001 M 1.89%, 9/13/02	12/11/01	$ 15,000,000.00
Transamerica Occidental Life Insurance Co. 2.08%, 8/1/02	4/28/00	$ 10,000,000.00
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $117,000,000 or 4.2% of net assets.

Money Market Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $156,618,000) - See accompanying schedule		$ 2,796,547,123
Receivable for fund shares sold		47,079,343
Interest receivable		7,321,263
Total assets		2,850,947,729
Liabilities
Payable to custodian bank	$ 55,950
Payable for investments purchased on a delayed delivery basis	59,994,466
Payable for fund shares redeemed	3,794,280
Accrued management fee	461,108
Distribution fees payable	12,813
Other payables and accrued expenses	473,023
Total liabilities		64,791,640
Net Assets		$ 2,786,156,089
Net Assets consist of:
Paid in capital		$ 2,786,175,816
Accumulated net realized gain (loss) on investments		(19,727)
Net Assets		$ 2,786,156,089
Initial Class: Net Asset Value, offering price and redemption price per share ($2,719,610,590 ÷ 2,719,615,852 shares)		$ 1.00
Service Class: Net Asset Value, offering price and redemption price per share ($8,402,418 ÷ 8,400,860 shares)		$ 1.00
Service Class 2: Net Asset Value, offering price and redemption price per share ($58,143,081 ÷ 58,144,048 shares)		$ 1.00

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Interest		$ 28,282,191
Expenses
Management fee	$ 2,686,835
Transfer agent fees	906,234
Distribution fees	60,816
Accounting fees and expenses	122,336
Non-interested trustees' compensation	4,537
Custodian fees and expenses	25,112
Registration fees	846
Audit	13,510
Legal	7,412
Miscellaneous	86,229
Total expenses before reductions	3,913,867
Expense reductions	(2,739)	3,911,128
Net investment income		24,371,063
Net Realized Gain (Loss) on Investment securities		(20,578)
Net increase in net assets resulting from operations		$ 24,350,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income	$ 24,371,063	$ 105,115,032
Net realized gain (loss)	(20,578)	71,154
Net increase (decrease) in net assets resulting from operations	24,350,485	105,186,186
Distributions to shareholders from net investment income	(24,371,063)	(105,115,032)
Share transactions - net increase (decrease)	(13,611,920)	566,164,645
Total increase (decrease) in net assets	(13,632,498)	566,235,799
Net Assets
Beginning of period	2,799,788,587	2,233,552,788
End of period	$ 2,786,156,089	$ 2,799,788,587

Other Information:
Share Transactions at net asset value of $1.00 per share	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
Sold	$ 3,203,824,855	$ 5,883,219	$ 296,700,926
Reinvested	23,622,385	63,786	347,100
Redeemed	(3,261,194,364)	(3,688,900)	(279,170,927)
Net increase (decrease)	$ (33,747,124)	$ 2,258,105	$ 17,877,099

Share Transactions at net asset value of $1.00 per share	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
Sold	$ 6,279,947,605	$ 7,671,735	$ 244,909,763
Reinvested	104,611,787	50,876	452,369
Redeemed	(5,864,593,497)	(1,682,917)	(205,203,076)
Net increase (decrease)	$ 519,965,895	$ 6,039,694	$ 40,159,056

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 23,952,822	$ 64,775	$ 353,466

Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2
From net investment income	$ 104,611,787	$ 50,876	$ 452,369

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.041	.062	.050	.053	.053
Distributions from net investment income	(.009)	(.041)	(.062)	(.050)	(.053)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.89%	4.18%	6.30%	5.17%	5.46%	5.51%
Ratios to Average Net Assets E
Expenses before expense reductions	.29% A	.28%	.33%	.27%	.30%	.31%
Expenses net of voluntary waivers, if any	.29% A	.28%	.33%	.27%	.30%	.31%
Expenses net of all reductions	.29% A	.28%	.33%	.27%	.30%	.31%
Net investment income	1.82% A	3.99%	6.18%	5.06%	5.33%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,719,611	$ 2,753,379	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.009	.040	.031
Distributions from net investment income	(.009)	(.040)	(.031)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.86%	4.10%	3.06%
Ratios to Average Net Assets F
Expenses before expense reductions	.40% A	.39%	.47% A
Expenses net of voluntary waivers, if any	.40% A	.39%	.45% A
Expenses net of all reductions	.40% A	.39%	.45% A
Net investment income	1.71% A	3.87%	6.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,402	$ 6,143	$ 103
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period July 7, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.008	.039	.058
Distributions from net investment income	(.008)	(.039)	(.058)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.78%	3.96%	5.89%
Ratios to Average Net Assets F
Expenses before expense reductions	.55% A	.55%	.96% A
Expenses net of voluntary waivers, if any	.55% A	.55%	.60% A
Expenses net of all reductions	.55% A	.55%	.60% A
Net investment income	1.56% A	3.71%	5.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,143	$ 40,267	$ 108

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Money Market Portfolio (the fund) is a fund of Variable Insurance Products Fund. Asset Manager: Growth Portfolio and Investment Grade Bond Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, and Mid Cap Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the Money Market Fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures and options transactions, foreign currency transactions, defaulted bonds, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales transactions. There were no significant book-to-tax differences for the money market fund.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is

Semiannual Report

2. Operating Policies - continued

Restricted Securities - continued

included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

For all funds except the Money Market Portfolio, the management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rates differ for equity and fixed-income funds and are each based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .30% of the fund's average net assets for Asset Manager: Growth, Growth Opportunities, Investment Grade Bond, and Mid Cap Portfolios, .20% for Growth & Income Portfolio, and .15% for Balanced Portfolio. The group fee rates averaged .28% for the equity funds and .13% for the fixed-income funds during the period.

For the Money Market Portfolio the management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged .13% during the period. The total income-based component is calculated according to a graduated schedule providing for different rates based on the fund's gross annualized yield. The rate increases as the fund's gross yield increases. During the period the income-based portion of the management fee was $947,006 or an annualized rate of .07% of the fund's average net assets.

For the period each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Asset Manager: Growth	.58%
Balanced	.43%
Growth & Income	.48%
Growth Opportunities	.58%
Investment Grade Bond	.43%
Mid Cap	.58%
Money Market	.20%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
Asset Manager: Growth	$ 4,412	$ 6,419	$ 10,831
Balanced	$ 12,492	$ 23,908	$ 36,400
Growth & Income	$ 140,519	$ 118,815	$ 259,334
Growth Opportunities	$ 132,037	$ 58,742	$ 190,779
Investment Grade Bond	$ 260	$ 38,252	$ 38,512
Mid Cap	$ 200,280	$ 365,000	$ 565,280
Money Market	$ 3,781	$ 57,035	$ 60,816

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annual rate of .07% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, each class paid FIIOC the following amounts:

Asset Manager: Growth
Initial Class	$ 129,386
Service Class	3,431
Service Class 2	2,944
$ 135,761
Balanced
Initial Class	$ 92,094
Service Class	8,554
Service Class 2	7,393
$ 108,041
Growth & Income
Initial Class	$ 283,076
Service Class	94,758
Service Class 2	35,641
$ 413,475
Growth Opportunities
Initial Class	$ 202,805
Service Class	90,666
Service Class 2	20,335
$ 313,806
Investment Grade Bond
Initial Class	$ 515,402
Service Class	163
Service Class 2	11,641
$ 527,206
Mid Cap
Initial Class	$ 210,667
Service Class	139,241
Service Class 2	106,555
$ 456,463
Money Market
Initial Class	$ 887,146
Service Class	2,971
Service Class 2	16,117
$ 906,234

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Asset Manager: Growth	$ 160,167
Balanced	$ 451,057
Growth & Income	$ 1,649,845
Growth Opportunities	$ 595,704
Investment Grade Bond	$ 958,018
Mid Cap	$ 1,197,054

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

Semiannual Report

7. Expense Reductions.

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction

Asset Manager: Growth	$ 99,285	$ -
Balanced	$ 36,350	$ 1,011
Growth & Income	$ 69,488	$ 940
Growth Opportunities	$ 186,513	$ 25
Investment Grade Bond	$ -	$ 23,742
Mid Cap	$ 504,865	$ 794
Money Market	$ -	$ 2,739

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR and certain unaffiliated insurance companies, each were the owners of record of more than 10% of the outstanding shares of the following funds:

Beneficial Interest
Fund	FILI %	Number of Unaffiliated Insurance Companies	Unaffiliated Insurance Companies %
Asset Manager: Growth	64%	-	-
Balanced	48%	1	37%
Growth & Income	30%	3	49%
Growth Opportunities	15%	1	56%
Investment Grade Bond	52%	-	-
Mid Cap	38%	1	25%
Money Market	58%	-	-

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Asset Manager: Growth, Balanced,
Growth & Income, Growth Opportunities,
and Mid Cap Portfolios

Fidelity Investments Money Management, Inc.
Asset Manager: Growth, Balanced,
Investment Grade Bond, and Money Market Portfolios

Fidelity Management & Research (U.K.) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Management & Research (Far East) Inc.
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

Fidelity Investments Japan Limited
Asset Manager: Growth, Balanced, Growth & Income,
Growth Opportunities, and Mid Cap Portfolios

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York, New York, NY
Investment Grade Bond, and Money Market Portfolios

JPMorgan Chase Bank, New York, NY
Asset Manager: Growth, Balanced,
and Growth & Income Portfolios
Brown Brothers Harriman & Co., Boston, MA
Mid Cap Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Opportunities Portfolio

VIPSC2GRP2-SANN-0802 157845
1.774857.100

Fidelity® Variable Insurance Products
Service Class 2R

Contrafund® Portfolio

Equity-Income Portfolio

Growth Portfolio

Semiannual Report

June 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Market Environment	<Click Here>	A review of what happened in world markets during the past six months.
Contrafund Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Equity-Income Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Managers' Overview Investment Summary Investments Financial Statements
Growth Portfolio	<Click Here> <Click Here> <Click Here> <Click Here> <Click Here>	Performance Fund Talk: The Manager's Overview Investment Summary Investments Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements

The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Market Environment

Investors hoping for a U.S. economic and stock market recovery in 2002 got what they were looking for, but only during the first quarter of the year. A dismal second quarter wiped out the U.S. stock markets' gains, pushing a number of equity benchmarks below their post-September 11 lows. The pace of the economic recovery also stalled, further impeding any upward momentum for stock prices. The primary culprit behind the markets' downfall during the overall six-month period ending June 30, 2002, was the lack of faith in Corporate America's balance sheets. High-profile accounting scandals shook investors' confidence, which was already tenuous due to worries about terrorism, earnings shortfalls and layoffs. Of the seven major domestic market sectors tracked by Goldman Sachs, only one - natural resources - had a positive return. Technology, utilities and health care all had double-digit losses. International equities were more immune to the troubles that plagued the U.S., and generally fared better as a result. Japan, Asia-Pacific and emerging-markets stocks were among the best performers in the first half of the year, including South Korea, despite posting one of the worst second-quarter stock market performances in the world. On the fixed-income side, U.S. investment-grade bonds offered steady single-digit gains, but a weaker U.S. dollar led to better returns for government bonds of international developed nations.

U.S. Stock Markets

From Enron to ImClone to WorldCom, a series of alleged fraudulent accounting practices and other questionable activities rocked investors' trust in the integrity of corporate governance during the past six months. As a result, money flowed out of equities as fast as reports of new scandals poured in. With all eyes focused on balance sheets and bookkeeping, it seemed many failed to notice the positive reports coming from the economic front. First quarter GDP - gross domestic product - was surprisingly strong; productivity soared to levels not reached in years; consumer spending continued to be resilient; and the Federal Reserve Board bypassed several opportunities to raise interest rates, leaving them at 40-year lows. Unfortunately, pessimism overwhelmed optimism and left the equity markets with negative returns for the first half of 2002. The blue-chip bellwether Dow Jones Industrial AverageSM, which at one point dipped below the 9,000-point level, fell 6.90% for the six-month period. The tech- and telecom-heavy NASDAQ Composite® Index declined 24.85%, its worst first half since 1974, and the large-cap weighted Standard & Poor's 500SM Index suffered a loss of 13.16%.

Foreign Stock Markets

The Morgan Stanley Capital InternationalSM Europe, Australasia and Far East (MSCI® EAFE®) Index - designed to represent the performance of developed stock markets outside the U.S. and Canada - dropped 1.46% during the past six months, a much better showing than most American benchmarks. Canadian stock markets also fared better than their neighbors to the south, as the S&P®/TSX Composite Index had a return of -1.65%. Japan did surprisingly well considering the nation's recent economic woes. The Tokyo Stock Exchange Stock Price Index (TOPIX), a broad measure of the Japanese stock market, rose 9.14%. Meanwhile, the MSCI Emerging Markets Free Index, a gauge of emerging-markets equity performance, shrugged off a weak second quarter to gain 2.07% for the overall six-month period.

U.S. Bond Markets

After a slow start, investment-grade bonds surged forward later in the six-month period. In that time, the Lehman Brothers® Aggregate Bond Index - a proxy for taxable-bond performance - returned 3.79%. Mortgage securities were the best performers in the taxable-bond market, returning 4.51% according to the Lehman Brothers Mortgage-Backed Securities Index. Mortgages benefited when a drop in refinancing activity led to lower volatility and more predictable cash flows. Growing demand for higher-yielding, less interest rate sensitive alternatives to Treasuries paced the return of agency bonds, as the Lehman Brothers U.S. Agency Index gained 4.08%. Corporate bonds, however, struggled with bankruptcies and credit downgrades, and the Lehman Brothers Credit Bond Index advanced only 2.63%, compared to a 3.61% return for the Lehman Brothers Treasury Index. The high-yield bond market faced numerous difficulties, culminating in the second quarter, when the Merrill Lynch High Yield Master II Index - a proxy of the overall high-yield bond market - posted its worst quarterly performance ever. The index lost 5.37% for the overall six-month period.

Foreign Bond Markets

For the past several years, a strong U.S. dollar tempered the performance of government bonds elsewhere in the world. But that situation showed signs of reversing during the past six months, as the dollar, after reaching a 15-year high in February on a trade-weighted basis versus foreign currencies, fell slowly but steadily through the remainder of the period. In response, the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - jumped 11.84% during the past six months. That return was more than three times higher than the Lehman Brothers Government Bond Index, a proxy for U.S. government bond performance, which returned 3.78%. Emerging-markets debt, one of the strongest performing asset classes entering the period, carried that momentum through the first quarter of 2002. However, a flat return in April, followed by a disappointing May and June, ate away much of the emerging markets' six-month gains. Still, the J.P. Morgan Emerging Markets Bond Index Global - which measures the debt performance of more than 30 emerging-markets nations - had a positive return for the period, up 0.91%.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio - Service Class 2R

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2R shares took place on April 24, 2002. Performance for Service Class 2R shares reflects an asset-based service fee (12b-1 fee). Returns from January 12, 2000 to April 24, 2002 are those of Service Class 2. Returns from November 3, 1997 to January 12, 2000 are those of Service Class, which reflect a different 12b-1 fee. Service Class 2R returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2R's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity® VIP: Contrafund - Service Class 2R	-3.59%	7.69%	14.39%
S&P 500®	-17.99%	3.66%	12.66%
Variable Annuity Growth Funds Average	-21.57%	2.43%	n/a*

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's return to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. To measure how the Service Class 2R's performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations, January 3, 1995.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would be lower.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Contrafund Portfolio - Service Class 2R on January 3, 1995, when the fund started. As the chart shows, by June 30, 2002, the value of the investment would have grown to 27,385 - a 173.85% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,426 - a 144.26% increase.

The LipperSM variable annuity multi-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity multi-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year, and five year average annual total returns for the variable annuity multi-cap core funds average were -17.69%, and 3.01%, respectively. The one year, and five year average annual total returns for the variable annuity multi-cap supergroup average were -18.43%, and 3.97%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Will Danoff, Portfolio Manager of Contrafund Portfolio

Q. How did the fund perform, Will?

A. For the six months that ended June 30, 2002, the fund significantly outperformed the Standard & Poor's 500 Index, which returned -13.16%. The fund also topped the variable annuity growth funds average, which returned -15.38% according to Lipper Inc. For the 12 months that ended June 30, 2002, the fund outperformed both the S&P 500, which returned -17.99%, and the variable annuity growth funds average, which returned -21.57%.

Q. What strategies benefited the fund during the six-month period?

A. The fund's commitment to stocks of medium- and smaller-sized growth companies, which performed better than their larger brethren during the period, helped performance. Approximately 40% of the fund's assets were invested in companies with market values of lower than $10 billion. On average, shares of these companies - as measured by the Standard & Poor's MidCap and Russell 2000® indices - fell by only 3%-5% during the period, which marked a substantially better performance than the large-stock-oriented S&P 500. Examples of mid-cap stocks that performed well for the fund included Patterson Dental and Pepsi Bottling Group. Other strategies that benefited performance included large exposures to the health care and consumer staples sectors, as well as good stock picking within the aerospace and defense group. My continued de-emphasis on technology and telecommunications stocks also helped.

Q. What attracted you to the health care and consumer staples sectors?

A. Each group had what I look for as a fund manager: companies that were growing their earnings per share, and were showing high and improving returns on their invested capital. In health care, I made large commitments to hospital and managed-care stocks, and several - including HCA, Tenet Healthcare and UnitedHealth Group - performed very well. These companies benefited from strong demand, solid price increases, tight cost controls and strong free cash flow that produced earnings growth of more than 20% during the period. Also, each stock was a top-20 position at the end of the period. Consumer staples stocks were attractive because they offered understandable and predictable earnings growth of between 10%-15%. In a difficult stock market and sluggish economy, consumer names such as Avon, Pepsi and Kraft showed steady and improving growth. I also liked these companies because they made an effort to promote growth. Both Pepsi and Kraft have made strategic acquisitions over the past couple of years, while Avon named a dynamic new CEO to help revitalize its operations.

Q. Which aerospace and defense stocks worked out well?

A. Most of the fund's commitment here revolved around large defense firm Lockheed Martin, which performed very well during the period. Lockheed benefited from a new management approach, and the company also won a huge combat fighter plane contract, which I felt would enhance its future earnings growth potential.

Q. Did your bearish view on technology and telecom stocks change during the period?

A. No, and my de-emphasis helped performance significantly. The fund had less than 4% of its total assets in technology and telecommunications stocks at the end of the period, which was well below the 14% weighting in the S&P 500. In all, tech stocks fell 33% during the period, as measured by the Goldman Sachs® Technology Index. Many technology companies were unprofitable, as intense competition and sluggish demand combined to mute revenue growth. I'll continue to monitor these sectors for attractive growth opportunities, as prices have fallen sharply over the past two years.

Q. Which stocks turned out to be disappointments?

A. The fund's stake in Irish biotechnology firm Elan was the biggest disappointment. I owned Elan because it had an enviable record of consistent 20% earnings growth over the past several years and because of its promising research effort for the treatment of Alzheimer's disease. Unfortunately, the company's Alzheimer's drug met with initial disappointment, and some of its other products encountered new competition. The fund did not own a stake in Elan at the end of the period. The fund also was hurt by not owning enough of several stocks, including Coca-Cola and Royal Dutch Petroleum.

Q. What's your outlook, Will?

A. My outlook hasn't changed much. Stock market valuations are still high compared with historical averages and expected corporate earnings growth rates. Further, heavy consumer and corporate debt levels, low inflation and already high corporate profit margins are making it very difficult for companies to grow earnings rapidly. In addition, the massive U.S. trade deficit and weakening U.S. dollar could put further pressure on valuations as foreign investors look to sell U.S. stocks. I'm continuing to work hard with the Fidelity research staff to find the very best growth companies in which to invest.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in companies whose value is not fully recognized by the public

Start date: January 3, 1995

Size: as of June 30, 2002, more than $8.4 billion

Manager: Will Danoff, since inception; joined Fidelity in 1986

3

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Lockheed Martin Corp.	3.3
PepsiCo, Inc.	2.6
Colgate-Palmolive Co.	2.6
Berkshire Hathaway, Inc. Class A	2.3
3M Co.	2.1
12.9
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Health Care	16.7
Financials	16.3
Consumer Staples	15.3
Industrials	13.5
Consumer Discretionary	13.2
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks and Equity Futures	90.8%
Bonds	0.4%
Short-Term Investments and Net Other Assets	8.8%

* Foreign investments	20.8%
Percentages are adjusted for the effect of open futures contracts, if applicable.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.1%
ArvinMeritor, Inc.	81,900	$ 1,965,600
Johnson Controls, Inc.	9,800	799,778
Michelin SA (Compagnie Generale des Etablissements) Series B	155,106	6,307,360
Superior Industries International, Inc.	30,900	1,429,125
		10,501,863
Automobiles - 1.7%
General Motors Corp.	16,000	855,200
Harley-Davidson, Inc.	670,200	34,361,154
Honda Motor Co. Ltd.	713,100	29,536,603
Nissan Motor Co. Ltd.	3,836,000	26,624,410
Toyota Motor Corp.	1,959,500	51,926,751
		143,304,118
Hotels, Restaurants & Leisure - 1.7%
Applebee's International, Inc.	52,050	1,194,548
Brinker International, Inc. (a)	99,300	3,152,775
CBRL Group, Inc.	40,700	1,238,501
Cheesecake Factory, Inc. (a)	247,000	8,763,560
Darden Restaurants, Inc.	823,400	20,337,980
Fairmont Hotels & Resorts, Inc.	30,600	787,047
Four Seasons Hotels, Inc.	76,100	3,565,353
Friendly Ice Cream Corp. (a)	204,600	1,565,190
Gtech Holdings Corp. (a)	66,400	1,695,856
Harrah's Entertainment, Inc. (a)	489,400	21,704,890
Hilton Group PLC	1,481,400	5,179,638
Mandalay Resort Group (a)	105,900	2,919,663
McDonald's Corp.	80,100	2,278,845
MGM Mirage, Inc. (a)	756,300	25,525,125
P.F. Chang's China Bistro, Inc. (a)	338,000	10,619,960
Rank Group PLC	1,514,600	6,206,375
Ryan's Family Steak Houses, Inc. (a)	282,750	3,735,128
Stanley Leisure PLC	207,991	1,127,883
Starbucks Corp. (a)	180,600	4,487,910
Wendys International, Inc.	308,600	12,291,538
William Hill PLC (a)	1,548,865	6,287,466
		144,665,231
Household Durables - 2.3%
Beazer Homes USA, Inc. (a)	63,812	5,104,960
Blyth, Inc.	69,000	2,154,180
Centex Corp.	484,400	27,993,476
D.R. Horton, Inc.	1,543,870	40,186,936
Furniture Brands International, Inc. (a)	634,010	19,178,803
Harman International Industries, Inc.	294,700	14,513,975
Hovnanian Enterprises, Inc. Class A (a)	21,300	764,244
Leggett & Platt, Inc.	90,100	2,108,340
Lennar Corp.	509,300	31,169,160
Mohawk Industries, Inc. (a)	686,320	42,229,270
Nintendo Co. Ltd.	34,000	5,018,188

	Shares	Value (Note 1)
Toll Brothers, Inc. (a)	42,000	$ 1,230,600
Yankee Candle Co., Inc. (a)	33,100	896,679
		192,548,811
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	212,400	3,451,500
Overstock.com, Inc.	123,700	1,737,985
Ticketmaster Class B (a)	251,200	4,699,952
USA Interactive (a)	2,110,500	49,491,225
		59,380,662
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	72,700	985,812
Mattel, Inc.	1,409,100	29,703,828
Mega Bloks, Inc.	40,250	521,607
		31,211,247
Media - 1.1%
Charter Communications, Inc. Class A (a)	665,700	2,716,056
Comcast Corp. Class A (special) (a)	512,800	12,225,152
Cox Communications, Inc. Class A (a)	188,500	5,193,175
E.W. Scripps Co. Class A	96,600	7,438,200
Entercom Communications Corp. Class A (a)	13,100	601,290
Fox Entertainment Group, Inc. Class A (a)	35,000	761,250
Getty Images, Inc. (a)	58,500	1,273,545
LIN TV Corp. Class A	216,900	5,864,976
McGraw-Hill Companies, Inc.	106,200	6,340,140
Mediacom Communications Corp. Class A (a)	84,700	659,813
Meredith Corp.	25,600	981,760
Reed Elsevier PLC	420,500	4,016,231
The New York Times Co. Class A	96,500	4,969,750
TMP Worldwide, Inc. (a)	107,800	2,317,700
Viacom, Inc. Class B (non-vtg.) (a)	868,636	38,541,379
		93,900,417
Multiline Retail - 1.0%
99 Cents Only Stores (a)	591,866	15,181,363
Big Lots, Inc. (a)	26,200	515,616
Costco Wholesale Corp. (a)	100,500	3,881,310
Dollar Tree Stores, Inc. (a)	113,400	4,469,094
Kohls Corp. (a)	479,500	33,603,360
Stein Mart, Inc. (a)	302,800	3,594,236
Target Corp.	600,600	22,882,860
		84,127,839
Specialty Retail - 3.8%
Aeropostale, Inc.	659,900	18,061,463
AnnTaylor Stores Corp. (a)	98,900	2,511,071
AutoNation, Inc. (a)	424,100	6,149,450
AutoZone, Inc. (a)	781,500	60,409,950
Bed Bath & Beyond, Inc. (a)	993,300	37,487,142
CDW Computer Centers, Inc. (a)	200	9,362
Chico's FAS, Inc. (a)	58,600	2,128,352
Christopher & Banks Corp. (a)	42,200	1,785,060
Copart, Inc. (a)	381,450	6,190,934
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Footstar, Inc. (a)	76,500	$ 1,871,955
GameStop Corp. Class A	85,200	1,788,348
Gap, Inc.	2,436,900	34,603,980
Gymboree Corp. (a)	200	3,204
Home Depot, Inc.	89,710	3,295,048
Hot Topic, Inc. (a)	42,700	1,140,517
Limited Brands, Inc.	441,400	9,401,820
Linens 'N Things, Inc. (a)	31,200	1,023,672
Lithia Motors, Inc. Class A (a)	21,800	586,856
Lowe's Companies, Inc.	1,383,300	62,801,820
Michaels Stores, Inc. (a)	21,300	830,700
Office Depot, Inc. (a)	231,300	3,885,840
PETCO Animal Supplies, Inc.	270,400	6,735,664
PETsMART, Inc. (a)	470,400	7,545,216
Pier 1 Imports, Inc.	29,800	625,800
Ross Stores, Inc.	78,500	3,198,875
Staples, Inc. (a)	5,200	102,440
TJX Companies, Inc.	1,673,400	32,815,374
Too, Inc. (a)	70,900	2,183,720
Urban Outfitters, Inc. (a)	78,900	2,739,408
Wet Seal, Inc. Class A (a)	31,350	761,805
Williams-Sonoma, Inc. (a)	253,000	7,756,980
		320,431,826
Textiles Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	119,031	6,534,802
Delta Woodside Industries, Inc. (a)	22,175	51,003
Liz Claiborne, Inc.	750,000	23,850,000
Wolverine World Wide, Inc.	141,100	2,462,195
		32,898,000
TOTAL CONSUMER DISCRETIONARY		1,112,970,014
CONSUMER STAPLES - 15.3%
Beverages - 4.7%
Anheuser-Busch Companies, Inc.	639,400	31,970,000
Diageo PLC	3,782,823	49,370,992
Molson, Inc. Class A	1,000,900	21,750,086
Pepsi Bottling Group, Inc.	2,143,700	66,025,960
PepsiCo, Inc.	4,636,550	223,481,710
The Coca-Cola Co.	85,100	4,765,600
Vincor International, Inc. (a)	86,000	1,488,821
		398,853,169
Food & Drug Retailing - 2.1%
Fleming Companies, Inc.	16,280	295,482
George Weston Ltd.	455,500	37,700,488
J. Sainsbury PLC	5,415,492	29,532,768
Loblaw Companies Ltd.	320,610	13,217,260
Safeway PLC	1,907,914	8,234,533
Sysco Corp.	447,500	12,180,950

	Shares	Value (Note 1)
Tesco PLC	4,986,800	$ 18,219,086
Whole Foods Market, Inc. (a)	1,173,600	56,590,992
William Morrison Supermarkets PLC	2,039,734	6,342,870
		182,314,429
Food Products - 2.6%
American Italian Pasta Co. Class A (a)	163,500	8,336,865
Cadbury Schweppes PLC	2,934,634	22,094,985
Dean Foods Co. (a)	30,200	1,126,460
Dreyer's Grand Ice Cream, Inc.	1,016	69,698
H.J. Heinz Co.	159,300	6,547,230
Hershey Foods Corp.	533,900	33,368,750
Kellogg Co.	73,100	2,621,366
Kraft Foods, Inc. Class A	1,602,370	65,617,052
Nestle SA (Reg.)	208,519	48,833,160
The J.M. Smucker Co.	34,307	1,170,898
Wm. Wrigley Jr. Co.	503,500	27,868,725
		217,655,189
Household Products - 2.7%
Church & Dwight, Inc.	75,500	2,365,415
Colgate-Palmolive Co.	4,462,830	223,364,642
		225,730,057
Personal Products - 3.0%
Avon Products, Inc.	3,352,128	175,115,167
Gillette Co.	2,356,900	79,828,203
		254,943,370
Tobacco - 0.2%
Philip Morris Companies, Inc.	226,800	9,906,624
UST, Inc.	141,600	4,814,400
		14,721,024
TOTAL CONSUMER STAPLES		1,294,217,238
ENERGY - 6.2%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	131,400	4,374,306
ENSCO International, Inc.	76,600	2,088,116
Noble Corp. (a)	57,900	2,234,940
Smith International, Inc. (a)	151,800	10,351,242
Willbros Group, Inc. (a)	248,200	4,219,400
		23,268,004
Oil & Gas - 5.9%
BP PLC sponsored ADR	3,037,732	153,375,089
Burlington Resources, Inc.	171,290	6,509,020
EnCana Corp.	5,136,512	158,197,659
Equitable Resources, Inc.	114,100	3,913,630
Exxon Mobil Corp.	2,052,942	84,006,387
Murphy Oil Corp.	106,500	8,786,250
Noble Energy, Inc.	206,000	7,426,300
Occidental Petroleum Corp.	170,500	5,113,295
Pogo Producing Co.	96,300	3,141,306
Premcor, Inc.	177,800	4,573,016
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Suncor Energy, Inc.	1,800,380	$ 31,583,531
Talisman Energy, Inc.	277,770	12,502,673
TotalFinaElf SA sponsored ADR	235,200	19,027,680
Valero Energy Corp.	50,700	1,897,194
		500,053,030
TOTAL ENERGY		523,321,034
FINANCIALS - 16.3%
Banks - 6.3%
Allied Irish Banks PLC	317,900	4,237,701
Associated Banc-Corp.	26,620	1,003,840
Astoria Financial Corp.	149,900	4,804,295
Australia & New Zealand Banking Group Ltd.	686,261	7,460,261
Bank of Ireland	1,860,806	23,255,927
Bank One Corp.	1,211,400	46,614,672
Barclays PLC	704,300	5,955,428
Charter One Financial, Inc.	170,300	5,854,914
City National Corp.	10,600	569,750
Commerce Bancorp, Inc., New Jersey	852,894	37,697,915
Compass Bancshares, Inc.	63,400	2,130,240
Credit Suisse Group (Reg.)	451,160	14,387,062
East West Bancorp, Inc.	38,300	1,322,116
Fifth Third Bancorp	1,785,780	119,022,237
First Tennessee National Corp.	15,900	608,970
Golden West Financial Corp.	543,900	37,409,442
Greenpoint Financial Corp.	188,800	9,270,080
Hibernia Corp. Class A	160,300	3,172,337
Kookmin Bank	139,170	6,756,048
Lloyds TSB Group PLC	2,720,200	27,210,108
M&T Bank Corp.	203,400	17,443,584
National Australia Bank Ltd.	318,700	6,357,960
North Fork Bancorp, Inc.	544,400	21,672,564
Popular, Inc.	46,300	1,559,384
Royal Bank of Canada	130,500	4,518,400
Royal Bank of Scotland Group PLC	2,203,469	62,782,142
SouthTrust Corp.	789,800	20,629,576
TCF Financial Corp.	296,700	14,567,970
UCBH Holdings, Inc.	30,000	1,140,300
UnionBanCal Corp.	106,000	4,966,100
W Holding Co., Inc.	81,500	1,972,300
Zions Bancorp	243,500	12,686,350
		529,039,973
Diversified Financials - 2.4%
AMBAC Financial Group, Inc.	89,600	6,021,120
Citigroup, Inc.	148,900	5,769,875
Doral Financial Corp.	336,700	11,242,413
Fannie Mae	1,022,600	75,416,750
MBNA Corp.	256,500	8,482,455
Merrill Lynch & Co., Inc.	146,700	5,941,350

	Shares	Value (Note 1)
Moody's Corp.	496,400	$ 24,695,900
Power Financial Corp.	117,200	3,060,819
SLM Corp.	620,600	60,136,140
Student Loan Corp.	3,500	289,940
		201,056,762
Insurance - 7.1%
AFLAC, Inc.	2,000	64,000
Allstate Corp.	271,900	10,054,862
American International Group, Inc.	1,476,514	100,742,550
Berkshire Hathaway, Inc.:
Class A (a)	2,847	190,179,600
Class B (a)	2,900	6,478,600
Brown & Brown, Inc.	18,700	589,050
Cincinnati Financial Corp.	324,300	15,089,679
Everest Re Group Ltd.	509,880	28,527,786
IPC Holdings Ltd.	151,600	4,629,864
Manulife Financial Corp.	148,200	4,266,260
Markel Corp. (a)	2,200	433,400
MetLife, Inc.	2,159,900	62,205,120
Ohio Casualty Corp. (a)	205,200	4,288,680
PartnerRe Ltd.	173,000	8,468,350
RenaissanceRe Holdings Ltd.	647,165	23,686,239
SAFECO Corp.	114,100	3,524,549
Swiss Reinsurance Co. (Reg.)	277,454	27,245,432
The Chubb Corp.	330,000	23,364,000
The PMI Group, Inc.	169,400	6,471,080
Travelers Property Casualty Corp. Class A	678,500	12,009,450
UICI (a)	211,900	4,280,380
Unitrin, Inc.	130,100	4,653,677
Willis Group Holdings Ltd.	941,700	30,991,347
XL Capital Ltd. Class A	259,000	21,937,300
Zenith National Insurance Corp.	220,400	7,019,740
		601,200,995
Real Estate - 0.5%
Duke Realty Corp.	233,152	6,749,750
Equity Office Properties Trust	13,990	421,099
Equity Residential Properties Trust (SBI)	1,024,200	29,445,750
General Growth Properties, Inc.	65,300	3,330,300
ResortQuest International, Inc. (a)	192,100	1,094,970
		41,041,869
TOTAL FINANCIALS		1,372,339,599
HEALTH CARE - 16.7%
Biotechnology - 0.4%
Charles River Labs International, Inc. (a)	587,200	20,581,360
Genentech, Inc. (a)	3,300	110,550
Gilead Sciences, Inc. (a)	429,580	14,124,590
Neurocrine Biosciences, Inc. (a)	90,000	2,578,500
		37,395,000
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.3%
Alcon, Inc.	620,600	$ 21,255,550
American Medical Systems Holdings, Inc. (a)	31,800	637,908
Amersham PLC	283,391	2,517,853
Baxter International, Inc.	143,600	6,383,020
Beckman Coulter, Inc.	39,300	1,961,070
Becton, Dickinson & Co.	309,800	10,672,610
Bio-Rad Laboratories, Inc. Class A (a)	93,800	4,268,838
Biomet, Inc.	254,200	6,893,904
Boston Scientific Corp. (a)	439,100	12,874,412
Cooper Companies, Inc.	254,900	12,005,790
CTI Molecular Imaging, Inc.	76,700	1,759,498
Cytyc Corp. (a)	1,143,600	8,714,232
DENTSPLY International, Inc.	795,449	29,360,023
ICU Medical, Inc. (a)	56,650	1,750,485
Luxottica Group Spa sponsored ADR	378,160	7,185,040
Medtronic, Inc.	79,600	3,410,860
Mentor Corp.	38,782	1,423,648
Nobel Biocare Holding AG (a)	56,150	3,903,253
Smith & Nephew PLC	7,871,853	43,892,933
St. Jude Medical, Inc. (a)	177,988	13,144,414
Steris Corp. (a)	168,500	3,220,035
Therasense, Inc.	17,000	313,990
Varian Medical Systems, Inc. (a)	573,600	23,259,480
Zimmer Holdings, Inc. (a)	1,591,502	56,752,961
		277,561,807
Health Care Providers & Services - 7.7%
Accredo Health, Inc. (a)	40,800	1,882,512
Advisory Board Co.	156,700	5,678,808
Aetna, Inc.	21,300	1,021,761
AMERIGROUP Corp.	9,600	261,888
AmerisourceBergen Corp.	124,300	9,446,800
AMN Healthcare Services, Inc.	614,600	21,517,146
AmSurg Corp. (a)	55,000	1,444,300
Anthem, Inc.	163,510	11,033,655
Caremark Rx, Inc. (a)	493,464	8,142,156
Community Health Systems, Inc. (a)	296,000	7,932,800
Cross Country, Inc.	677,900	25,624,620
Dianon Systems, Inc. (a)	47,400	2,532,108
HCA, Inc.	2,018,116	95,860,510
Health Management Associates, Inc. Class A (a)	2,738,990	55,190,649
Laboratory Corp. of America Holdings (a)	245,300	11,197,945
Medical Staffing Network Holdings, Inc.	23,500	575,750
Odyssey Healthcare, Inc.	105,300	3,817,125
Oxford Health Plans, Inc. (a)	47,800	2,220,788
Patterson Dental Co. (a)	1,366,100	68,755,813
PDI, Inc. (a)	9,500	147,155
Province Healthcare Co. (a)	24,400	545,584
Quest Diagnostics, Inc. (a)	145,400	12,511,670

	Shares	Value (Note 1)
Tenet Healthcare Corp. (a)	2,036,900	$ 145,740,195
Triad Hospitals, Inc. (a)	42,600	1,805,388
Trigon Healthcare, Inc. (a)	8,000	804,640
UnitedHealth Group, Inc.	1,505,100	137,791,905
WebMD Corp. (a)	1,147,200	6,458,736
Wellpoint Health Networks, Inc. (a)	116,796	9,087,897
		649,030,304
Pharmaceuticals - 5.3%
Abbott Laboratories	285,700	10,756,605
Altana AG	83,550	4,252,109
AstraZeneca PLC sponsored ADR	260,200	10,668,200
Aventis SA (France)	363,400	25,594,264
Biovail Corp. (a)	264,440	7,788,624
Forest Laboratories, Inc. (a)	410,100	29,035,080
InterMune, Inc. (a)	154,700	3,264,170
Johnson & Johnson	2,827,450	147,762,537
Merck & Co., Inc.	457,300	23,157,672
Novartis AG sponsored ADR	42,600	1,867,158
Pfizer, Inc.	2,882,165	100,875,775
Sanofi-Synthelabo SA	95,589	5,835,877
Schering AG	140,100	8,779,682
Schering-Plough Corp.	212,900	5,237,340
Teva Pharmaceutical Industries Ltd. sponsored ADR	140,300	9,369,234
Wyeth	997,500	51,072,000
		445,316,327
TOTAL HEALTH CARE		1,409,303,438
INDUSTRIALS - 13.5%
Aerospace & Defense - 3.5%
Alliant Techsystems, Inc. (a)	55,500	3,540,900
Lockheed Martin Corp.	4,059,940	282,165,822
MTC Technologies, Inc. (a)	32,100	609,900
Northrop Grumman Corp.	42,600	5,325,000
Rockwell Collins, Inc.	42,200	1,157,124
Veridian Corp.	262,500	5,958,750
		298,757,496
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,318,616	44,213,194
United Parcel Service, Inc. Class B	33,400	2,062,450
		46,275,644
Airlines - 1.3%
JetBlue Airways Corp.	294,220	13,404,663
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	192,400	1,191,798
sponsored ADR (a)	1,956,620	68,229,296
Southwest Airlines Co.	1,201,030	19,408,645
WestJet Airlines Ltd. (a)	264,600	3,620,952
		105,855,354
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 0.0%
American Standard Companies, Inc. (a)	21,600	$ 1,622,160
Commercial Services & Supplies - 3.1%
Alliance Data Systems Corp.	38,200	976,010
Apollo Group, Inc. Class A (a)	275,100	10,844,442
Automatic Data Processing, Inc.	1,494,500	65,085,475
Brambles Industries Ltd.	478,613	2,546,179
Carlisle Holdings Ltd. (non-vtg.) (a)	205,500	606,225
Certegy, Inc. (a)	316,700	11,752,737
ChoicePoint, Inc. (a)	129,400	5,883,818
Cintas Corp.	64,500	3,188,235
Concord EFS, Inc. (a)	223,100	6,724,234
Corinthian Colleges, Inc. (a)	190,460	6,454,689
Corporate Executive Board Co. (a)	21,200	726,100
Dun & Bradstreet Corp. (a)	74,100	2,449,005
Education Management Corp. (a)	85,800	3,494,634
Exult, Inc. (a)	338,800	2,202,200
First Data Corp.	2,455,100	91,329,720
Fiserv, Inc. (a)	313,400	11,504,914
Manpower, Inc.	42,300	1,554,525
Paychex, Inc.	10,457	327,200
The BISYS Group, Inc. (a)	850,378	28,317,587
Waste Connections, Inc. (a)	95,400	2,980,296
Weight Watchers International, Inc.	100,400	4,361,376
		263,309,601
Construction & Engineering - 0.3%
Fluor Corp.	378,584	14,745,847
Jacobs Engineering Group, Inc. (a)	264,220	9,189,572
		23,935,419
Electrical Equipment - 0.1%
Cooper Industries Ltd.	268,100	10,536,330
Industrial Conglomerates - 2.2%
3M Co.	1,475,510	181,487,730
Tomkins PLC	1,398,900	5,432,264
		186,919,994
Machinery - 0.7%
Danaher Corp.	583,822	38,736,590
Donaldson Co., Inc.	104,100	3,647,664
Flowserve Corp. (a)	21,200	631,760
Illinois Tool Works, Inc.	115,200	7,868,160
Ingersoll-Rand Co. Ltd. Class A	84,300	3,849,138
PACCAR, Inc.	55,770	2,475,630
SPX Corp. (a)	4,200	493,500
		57,702,442
Road & Rail - 1.6%
Canadian National Railway Co.	909,150	47,990,745
Canadian Pacific Railway Ltd.	420,550	10,431,238
CSX Corp.	160,530	5,626,577
Heartland Express, Inc.	352,131	8,426,495
Knight Transportation, Inc. (a)	239,950	5,564,441

	Shares	Value (Note 1)
Landstar System, Inc. (a)	60,200	$ 6,432,370
Norfolk Southern Corp.	247,100	5,777,198
Swift Transportation Co., Inc. (a)	2,042,834	47,598,032
		137,847,096
Trading Companies & Distributors - 0.1%
Fastenal Co.	26,012	1,001,722
Mitsubishi Corp.	467,000	3,385,784
Mitsui & Co. Ltd.	496,000	3,326,437
W.W. Grainger, Inc.	39,600	1,983,960
		9,697,903
TOTAL INDUSTRIALS		1,142,459,439
INFORMATION TECHNOLOGY - 3.3%
Computers & Peripherals - 0.7%
Apple Computer, Inc. (a)	533,363	9,451,192
Dell Computer Corp. (a)	165,145	4,316,890
Logitech International SA (Reg.) (a)	748,976	34,979,509
Storage Technology Corp. (a)	732,200	11,693,234
		60,440,825
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	65,900	1,558,535
Amphenol Corp. Class A (a)	2,600	93,600
Flir Systems, Inc. (a)	304,900	12,796,653
Mettler-Toledo International, Inc. (a)	247,200	9,114,264
Roper Industries, Inc.	58,900	2,196,970
Symbol Technologies, Inc.	161,600	1,373,600
Thermo Electron Corp.	32	528
Waters Corp. (a)	208,800	5,574,960
		32,709,110
Internet Software & Services - 0.2%
Expedia, Inc. Class A (a)	74,100	4,393,389
Keynote Systems, Inc. (a)	520,000	3,806,400
Overture Services, Inc. (a)	3,400	84,932
PayPal, Inc.	38,400	775,718
Yahoo!, Inc. (a)	704,200	10,393,992
		19,454,431
IT Consulting & Services - 0.4%
Accenture Ltd. Class A	918,500	17,451,500
Anteon International Corp.	106,400	2,689,792
SRA International, Inc. Class A	38,800	1,046,824
SunGard Data Systems, Inc. (a)	276,900	7,332,312
		28,520,428
Semiconductor Equipment & Products - 0.3%
Advantest Corp.	32,700	2,039,905
Cabot Microelectronics Corp. (a)	101,400	4,376,424
Intel Corp.	328,100	5,994,387
Intersil Corp. Class A (a)	100,968	2,158,696
KLA-Tencor Corp. (a)	1,100	48,389
Marvell Technology Group Ltd. (a)	42,600	847,314
Novellus Systems, Inc. (a)	3,200	108,800
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
O2Micro International Ltd. (a)	118,200	$ 1,223,370
Samsung Electronics Co. Ltd.	40,000	10,939,316
Zoran Corp. (a)	31,650	725,102
		28,461,703
Software - 1.3%
Activision, Inc. (a)	92,500	2,688,050
BMC Software, Inc. (a)	63,300	1,050,780
Business Objects SA sponsored ADR (a)	2,100	59,010
Cerner Corp. (a)	261,100	12,488,413
Electronic Arts, Inc. (a)	203,100	13,414,755
Intuit, Inc. (a)	287,653	14,302,107
Microsoft Corp. (a)	373,000	20,403,100
Network Associates, Inc. (a)	1,290,900	24,875,643
Symantec Corp. (a)	520,941	17,112,912
		106,394,770
TOTAL INFORMATION TECHNOLOGY		275,981,267
MATERIALS - 5.8%
Chemicals - 0.6%
Akzo Nobel NV	50,472	2,205,505
Bayer AG	157,300	5,058,956
Ecolab, Inc.	199,700	9,232,131
Engelhard Corp.	30,000	849,600
Ferro Corp.	26,400	795,960
OM Group, Inc.	99,100	6,144,200
PPG Industries, Inc.	106,600	6,598,540
Praxair, Inc.	114,512	6,523,749
Valspar Corp.	279,800	12,630,172
		50,038,813
Construction Materials - 0.0%
Lafarge North America, Inc.	26	914
Containers & Packaging - 0.1%
Pactiv Corp. (a)	129,300	3,077,340
Peak International Ltd. (a)	200,000	1,170,000
Sealed Air Corp.	134,700	5,424,369
		9,671,709
Metals & Mining - 4.9%
Aber Diamond Corp. (a)	287,000	5,133,179
Agnico-Eagle Mines Ltd.	305,300	4,449,733
Alcoa, Inc.	456,400	15,129,660
Anglo American PLC ADR	940,500	15,377,175
Anglogold Ltd. sponsored ADR	212,900	5,552,432
Barrick Gold Corp.	672,400	12,784,602
BHP Billiton Ltd.	2,511,657	14,579,076
BHP Billiton PLC	2,523,341	13,818,733
Compania de Minas Buenaventura SA sponsored ADR	643,400	16,471,040

	Shares	Value (Note 1)
Dofasco, Inc.	84,400	$ 1,712,714
Echo Bay Mines Ltd. (a)	6,057,600	6,951,279
Fording, Inc.	88,903	1,670,999
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	1,222,900	21,828,765
Gold Fields Ltd.	2,516,072	29,795,107
Goldcorp, Inc.	3,501,660	35,864,130
Harmony Gold Mining Co. Ltd.	664,800	9,178,125
Impala Platinum Holdings Ltd.	105,500	5,865,043
Kinross Gold Corp. (a)	871,200	1,953,492
Kumba Resources Ltd. (a)	1,657,635	7,606,861
Liquidmetal Technologies	238,800	2,770,080
Meridian Gold, Inc. (a)	674,500	10,987,371
Newcrest Mining Ltd.	1,308,300	5,588,677
Newmont Mining Corp. Holding Co.	3,536,901	93,126,603
Newmont Mining Corp. Holding Co. unit	1,309,031	3,540,981
Nucor Corp.	172,400	11,212,896
Pechiney SA Series A	91,200	4,180,460
Placer Dome, Inc.	423,800	4,751,434
Rio Tinto PLC (Reg.)	2,669,600	49,195,804
SouthernEra Resources Ltd. (a)	219,100	937,782
Xstrata PLC (a)	574,400	7,474,705
		419,488,938
Paper & Forest Products - 0.2%
Sappi Ltd.	710,891	10,021,797
Weyerhaeuser Co.	68,600	4,380,110
		14,401,907
TOTAL MATERIALS		493,602,281
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	442,070	1,525,142
Nextel Communications, Inc. Class A (a)	490,500	1,574,505
Sprint Corp. - PCS Group Series 1 (a)	167,730	749,753
Triton PCS Holdings, Inc. Class A (a)	832,800	3,247,920
Vodafone Group PLC sponsored ADR	263,700	3,599,505
		10,696,825
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp.	36,600	1,553,304
Southern Co.	162,440	4,450,856
		6,004,160
Gas Utilities - 0.0%
Southern Union Co.	4,852	82,484
TOTAL UTILITIES		6,086,644
TOTAL COMMON STOCKS (Cost $6,706,735,657)		7,640,977,779
Convertible Preferred Stocks - 0.1%
	Shares	Value (Note 1)
FINANCIALS - 0.0%
Real Estate - 0.0%
Vornado Realty Trust Series A, $3.25	48,600	$ 3,081,240
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Sealed Air Corp. Series A, $2.00	83,200	3,398,720
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,051,126)		6,479,960
Corporate Bonds - 0.2%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Redback Networks, Inc. 5% 4/1/07	-	$ 10,730,000	4,486,213
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 1/31/06 (d)	B-	5,025,000	7,630,965
8.25% 1/31/06	B-	870,000	1,321,182
			8,952,147
TOTAL CONVERTIBLE BONDS			13,438,360
Nonconvertible Bonds - 0.1%
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
AES Corp.:
8.75% 6/15/08	Ba3	790,000	489,800
9.375% 9/15/10	Ba3	3,640,000	2,256,800
9.5% 6/1/09	Ba3	5,525,000	3,591,250
			6,337,850
TOTAL CORPORATE BONDS (Cost $18,909,840)			19,776,210
U.S. Treasury Obligations - 0.2%
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 1.72% to 1.73% 8/8/02 (e)	-	$ 2,800,000	$ 2,795,153
U.S. Treasury Bonds 6.875% 8/15/25	Aaa	14,800,000	17,057,518
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,688,024)			19,852,671
Money Market Funds - 7.9%
	Shares
Fidelity Cash Central Fund, 1.89% (c)	602,660,109	602,660,109
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	61,503,997	61,503,997
TOTAL MONEY MARKET FUNDS (Cost $664,164,106)		664,164,106
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $7,414,548,753)	8,351,250,726
NET OTHER ASSETS - 1.1%	92,436,680
NET ASSETS - 100%	$ 8,443,687,406
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
Equity Index Contracts
58 S&P 500 Index Contracts	Sept. 2002	$ 14,356,450	$ (97,956)

The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,630,965 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $974,357.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,810,644,516 and $4,181,828,506, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $268,746 for the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.2%
United Kingdom	6.7
Canada	5.2
Switzerland	1.8
Bermuda	1.5
Japan	1.5
Ireland	1.1
Others (individually less than 1%)	3.0
100.0%
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $7,442,359,876. Net unrealized appreciation aggregated $908,890,850, of which $1,242,286,163 related to appreciated investment securities and $333,395,313 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $675,098,000 all of which will expire on December 31, 2009.

Contrafund Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Contrafund Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,937,330) (cost $7,414,548,753) - See accompanying schedule		$ 8,351,250,726
Foreign currency held at value (cost $ 12,431)		12,547
Receivable for investments sold		183,567,574
Receivable for fund shares sold		8,463,601
Dividends receivable		6,465,716
Interest receivable		1,848,592
Other receivables		94,073
Total assets		8,551,702,829
Liabilities
Payable to custodian bank	$ 306,677
Payable for investments purchased	27,045,037
Payable for fund shares redeemed	14,449,370
Accrued management fee	4,155,872
Distribution fees payable	176,288
Payable for daily variation on futures contracts	27,550
Other payables and accrued expenses	350,632
Collateral on securities loaned, at value	61,503,997
Total liabilities		108,015,423
Net Assets		$ 8,443,687,406
Net Assets consist of:
Paid in capital		$ 8,422,960,361
Undistributed net investment income		17,621,260
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(933,610,800)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		936,716,585
Net Assets		$ 8,443,687,406
Initial Class: Net Asset Value, offering price and redemption price per share ($6,858,372,007÷ 346,273,881 shares)		$ 19.81
Service Class: Net Asset Value, offering price and redemption price per share ($1,243,311,769 ÷62,943,188 shares)		$ 19.75
Service Class 2: Net Asset Value, offering price and redemption price per share ($341,904,798 ÷ 17,379,992 shares)		$ 19.67
Service Class 2R: Net Asset Value, offering price and redemption price per share ($98,832 ÷ 5,024 shares)		$ 19.67

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 41,974,878
Interest		6,645,170
Security lending		441,500
Total income		49,061,548
Expenses
Management fee	$ 24,820,743
Transfer agent fees	2,898,817
Distribution fees	990,060
Accounting and security lending fees	418,124
Non-interested trustees' compensation	11,622
Custodian fees and expenses	349,782
Registration fees	889
Audit	27,447
Legal	30,795
Miscellaneous	172,509
Total expenses before reductions	29,720,788
Expense reductions	(1,510,827)	28,209,961
Net investment income (loss)		20,851,587
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(195,949,776)
Foreign currency transactions	372,617
Futures contracts	(5,474,338)
Total net realized gain (loss)		(201,051,497)
Change in net unrealized appreciation (depreciation) on: Investment securities	109,122,864
Assets and liabilities in foreign currencies	97,541
Futures contracts	(97,956)
Total change in net unrealized appreciation (depreciation)		109,122,449
Net gain (loss)		(91,929,048)
Net increase (decrease) in net assets resulting from operations		$ (71,077,461)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Contrafund Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,851,587	$ 65,026,266
Net realized gain (loss)	(201,051,497)	(610,968,922)
Change in net unrealized appreciation (depreciation)	109,122,449	(676,288,551)
Net increase (decrease) in net assets resulting from operations	(71,077,461)	(1,222,231,207)
Distributions to shareholders from net investment income	(65,347,191)	(69,399,586)
Distributions to shareholders from net realized gain	-	(248,845,348)
Total distributions	(65,347,191)	(318,244,934)
Share transactions - net increase (decrease)	174,706,309	102,246,420
Total increase (decrease) in net assets	38,281,657	(1,438,229,721)
Net Assets
Beginning of period	8,405,405,749	9,843,635,470
End of period (including undistributed net investment income of $17,621,260 and undistributed net investment income of $62,524,412, respectively)	$ 8,443,687,406	$ 8,405,405,749
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2	Service Class 2RA
Sold	31,285,227	6,748,036	7,140,790	5,024
Reinvested	2,820,243	432,111	91,835	-
Redeemed	(34,288,470)	(4,107,907)	(1,439,512)	-
Net increase (decrease)	(183,000)	3,072,240	5,793,113	5,024
Dollars
Sold	$ 633,635,246	$ 136,173,700	$ 143,635,398	$ 102,946
Reinvested	55,135,750	8,426,160	1,785,280	-
Redeemed	(692,731,705)	(82,664,527)	(28,791,939)	-
Net increase (decrease)	$ (3,960,709)	$ 61,935,333	$ 116,628,739	$ 102,946

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2	Service Class 2RA
Sold	46,135,846	13,891,953	9,228,820	-
Reinvested	12,488,712	1,820,820	134,574	-
Redeemed	(70,827,054)	(8,440,108)	(1,242,618)	-
Net increase (decrease)	(12,202,496)	7,272,665	8,120,776	-
Dollars
Sold	$ 938,388,669	$ 284,903,951	$ 185,001,257	$ -
Reinvested	275,251,203	40,039,821	2,953,910	-
Redeemed	(1,431,503,158)	(168,326,292)	(24,462,941)	-
Net increase (decrease)	$ (217,863,286)	$ 156,617,480	$ 163,492,226	$ -

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2RA
From net investment income	$ 55,135,751	$ 8,426,160	$ 1,785,280	$ -
From net realized gain	-	-	-	-
Total	$ 55,135,751	$ 8,426,160	$ 1,785,280	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2RA
From net investment income	$ 60,769,746	$ 8,007,964	$ 621,876	$ -
From net realized gain	214,481,457	32,031,857	2,332,034	-
Total	$ 275,251,203	$ 40,039,821	$ 2,953,910	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 20.13	$ 23.75	$ 29.15	$ 24.44	$ 19.94	$ 16.56
Income from Investment Operations
Net investment income (loss) E	.05	.16	.17	.12	.13	.16
Net realized and unrealized gain (loss)	(.21)	(3.01)	(1.84)	5.59	5.54	3.73
Total from investment operations	(.16)	(2.85)	(1.67)	5.71	5.67	3.89
Distributions from net investment income	(.16)	(.17)	(.11)	(.12)	(.14)	(.14)
Distributions from net realized gain	-	(.60)	(3.62)	(.88)	(1.03)	(.37)
Total distributions	(.16)	(.77)	(3.73)	(1.00)	(1.17)	(.51)
Net asset value, end of period	$ 19.81	$ 20.13	$ 23.75	$ 29.15	$ 24.44	$ 19.94
Total Return B, C, D	(.78)%	(12.28)%	(6.58)%	24.25%	29.98%	24.14%
Ratios to Average Net Assets F
Expenses before expense reductions	.68% A	.68%	.66%	.67%	.70%	.71%
Expenses net of voluntary waivers, if any	.68% A	.68%	.66%	.67%	.70%	.71%
Expenses net of all reductions	.64% A	.64%	.63%	.65%	.66%	.68%
Net investment income (loss)	.52% A	.77%	.69%	.48%	.62%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,858,372	$ 6,972,615	$ 8,516,464	$ 9,005,129	$ 6,388,592	$ 4,107,868
Portfolio turnover rate	97% A	140%	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.06	$ 23.67	$ 29.10	$ 24.42	$ 19.93	$ 19.99
Income from Investment Operations
Net investment income (loss) E	.04	.14	.15	.10	.11	.03
Net realized and unrealized gain (loss)	(.21)	(3.00)	(1.85)	5.58	5.55	(.09)
Total from investment operations	(.17)	(2.86)	(1.70)	5.68	5.66	(.06)
Distributions from net investment income	(.14)	(.15)	(.11)	(.12)	(.14)	-
Distributions from net realized gain	-	(.60)	(3.62)	(.88)	(1.03)	-
Total distributions	(.14)	(.75)	(3.73)	(1.00)	(1.17)	-
Net asset value, end of period	$ 19.75	$ 20.06	$ 23.67	$ 29.10	$ 24.42	$ 19.93
Total Return B, C, D	(.84)%	(12.36)%	(6.71)%	24.15%	29.94%	(.30)%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A	.78%	.76%	.78%	.80%	.81% A
Expenses net of voluntary waivers, if any	.78% A	.78%	.76%	.78%	.80%	.81% A
Expenses net of all reductions	.75% A	.74%	.74%	.75%	.75%	.78% A
Net investment income (loss)	.42% A	.67%	.59%	.37%	.53%	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,243,312	$ 1,201,105	$ 1,245,222	$ 775,216	$ 152,553	$ 3,722
Portfolio turnover rate	97% A	140%	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 23.64	$ 28.20
Income from Investment Operations
Net investment income (loss) E	.03	.10	.10
Net realized and unrealized gain (loss)	(.22)	(2.98)	(.93)
Total from investment operations	(.19)	(2.88)	(.83)
Distributions from net investment income	(.14)	(.16)	(.11)
Distributions from net realized gain	-	(.60)	(3.62)
Total distributions	(.14)	(.76)	(3.73)
Net asset value, end of period	$ 19.67	$ 20.00	$ 23.64
Total Return B, C, D	(.94)%	(12.47)%	(3.86)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.94%	.92% A
Expenses net of voluntary waivers, if any	.94% A	.94%	.92% A
Expenses net of all reductions	.91% A	.90%	.90% A
Net investment income (loss)	.26% A	.52%	.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 341,905	$ 231,686	$ 81,950
Portfolio turnover rate	97% A	140%	177%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002 F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 20.49
Income from Investment Operations
Net investment income (loss) E	.01
Net realized and unrealized gain (loss)	(.83)
Total from investment operations	(.82)
Net asset value, end of period	$ 19.67
Total Return B, C, D	(4.00)%
Ratios to Average Net Assets G
Expenses before expense reductions	.95% A
Expenses net of voluntary waivers, if any	.95% A
Expenses net of all reductions	.91% A
Net investment income (loss)	.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99
Portfolio turnover rate	97% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Contrafund Portfolio

Fidelity Variable Insurance Products: Equity-Income Portfolio - Service Class 2R

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2R shares took place on April 24, 2002. Performance for Service Class 2R shares reflects an asset-based service fee (12b-1 fee). Returns from January 12, 2000 to April 24, 2002 are those of Service Class 2. Returns from November 3, 1997 to January 12, 2000 are those of Service Class, which reflect a different 12b-1 fee. Service Class 2R returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2R's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Equity-Income - Service Class 2R	-10.26%	4.60%	12.08%
Russell 3000® Value	-7.75%	6.67%	13.08%
Variable Annuity Equity Income Objective Funds Average	-9.35%	4.96%	10.88%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Value Index - a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations. To measure how the Service Class 2R's performance stacked up against its peers, you can compare it to the variable annuity equity income objective funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 47 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Equity-Income Portfolio - Service Class 2R on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $31,278 - a 212.78% increase on the initial investment. For comparison, look at how the Russell 3000 Value Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $34,176 - a 241.76% increase.

The LipperSM variable annuity equity income classification funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. As of June 30, 2002, the one year, five year, and 10 year average annual total returns for the variable annuity equity income classification funds average were -9.35%, 4.96%, and 10.88%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semia

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with Steve Petersen, Portfolio Manager of Fidelity Equity-Income Portfolio

Q. How did the fund perform, Steve?

A. For the six-month period ending June 30, 2002, the fund underperformed the Russell 3000 Value Index and beat the Lipper Inc. variable annuity equity income funds average, which fell 3.90% and 6.61%, respectively. For the 12-month period ending June 30, 2002, the fund underperformed the Russell index and the Lipper average, which declined 7.75% and 9.35%, respectively. The fund's focus on large-cap stocks hurt its performance relative to the Russell index during the six-month period. In addition to large-caps, the index also incorporates small- and mid-cap stocks, which held up comparatively well. Though some competitors held a component of fixed-income securities - which generally performed better than equities - the fund held its own compared to the Lipper average.

Q. What was your strategy in this difficult investing environment?

A. I kept the fund's sector weightings pretty steady during the period, emphasizing stocks of companies that were attractively valued and paid dividends. I looked to energy stocks - particularly energy services companies - with attractive valuations in an improving environment of rising demand. I also focused on financial stocks, which continued to represent the largest sector weighting in the portfolio and delivered generally modest positive performance, benefiting from low interest rates. I also was able to find attractively priced industrial companies. On the down side, the fund held a number of large companies that were negatively affected by the fallout from the Enron scandal. Also, the fund's pharmaceutical holdings were hurt by investors' concerns that the industry's future growth could be slower than in the past.

Q. Which of your stock selections contributed to performance?

A. Good performers included oil and gas companies Exxon Mobil and TotalFinaElf, the latter of which had a number of development projects that led to increased and faster production, boosting its stock price. Along with good volume growth, Exxon's stock performance benefited from its standing as one of the largest firms in its industry, and investors saw it as a defensive play. Financial holdings Bank of America and Wells Fargo were helped by an improved environment for banks, due to better-than-expected credit trends. Bank of America, one of the fund's larger holdings, successfully cut costs and streamlined operations following its merger with NationsBank, and avoided the riskier lending practices that came back to haunt competitors when the economy slowed. Defense company Lockheed Martin went through an internal restructuring last year, leading to better-than-expected earnings and strong stock performance.

Q. Which stocks hurt the fund's performance ?

A. Citigroup, which engages in extensive global banking activity, was hurt by the economic troubles in Argentina and by investor concerns about the economic slippage in other South American countries. Tyco International has always been aggressive in its accounting practices and was affected by the fallout from the Enron scandal. The company also has been actively making acquisitions in the electronic components industry over the past several years, and the technology bust really hurt, reducing expectations for future performance. General Electric suffered from the accounting issues facing other large companies and was tainted with the same broad brush. Also, its business slipped relative to expectations and its stock had a very high valuation, so I sold off a portion of the fund's position. Bristol-Myers Squibb had a formal affiliation with ImClone Systems, which caused a small degree of damage to its stock after a key product in development by ImClone ran into regulatory problems. However, the real issue that hurt Bristol-Myers Squibb was its lack of success - along with the rest of its industry - in securing new drug approvals by the Food and Drug Administration.

Q. What's your outlook, Steve?

A. The underlying fundamentals for the economy appear to be in good shape. Growth in first quarter gross domestic product was phenomenal, we've seen continued resiliency in consumer spending, many companies have experienced positive business trends and increased demand for products and services, and a number of companies - especially in basic industries - have pre-announced an upside surprise in earnings. I think it's becoming increasingly apparent that business conditions are, if not actually improving, at least holding steady. Interest rates remain low and the government continues to take steps to actively stimulate the economy. The shadow hanging over us now is the crisis in confidence about corporate governance. Now that it's such a public issue, hopefully it can be resolved in the near future. I am optimistic about finding good opportunities in this type of investing climate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based upon market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: seeks reasonable income while achieving a yield that exceeds the composite dividend yield of the S&P 500®; also considers the potential for capital appreciation

Start date: October 9, 1986

Size: as of June 30, 2002, more than $9.7 billion

Manager: Stephen Petersen, since 1997; joined Fidelity in 1980

3

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Exxon Mobil Corp.	3.7
Fannie Mae	3.3
Citigroup, Inc.	3.0
TotalFinaElf SA	2.5
SBC Communications, Inc.	1.8
14.3
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Financials	29.2
Energy	13.6
Consumer Discretionary	12.4
Industrials	12.1
Consumer Staples	6.6
Asset Allocation as of June 30, 2002
% of fund's net assets*
Stocks	97.8%
Bonds	1.7%
Short-Term Investments and Net Other Assets	0.5%

* Foreign investments	8.9%

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.4%
Johnson Controls, Inc.	275,700	$ 22,499,877
TRW, Inc.	315,800	17,994,284
		40,494,161
Automobiles - 0.6%
Ford Motor Co.	695,200	11,123,200
General Motors Corp.	836,900	44,732,305
		55,855,505
Hotels, Restaurants & Leisure - 2.1%
Hilton Hotels Corp.	489,900	6,809,610
Mandalay Resort Group (a)	804,300	22,174,551
McDonald's Corp.	2,673,500	76,061,075
MGM Mirage, Inc. (a)	1,722,870	58,146,863
Park Place Entertainment Corp. (a)	2,106,800	21,594,700
Six Flags, Inc. (a)	1,364,556	19,717,834
		204,504,633
Household Durables - 1.3%
Black & Decker Corp.	595,500	28,703,100
Maytag Corp.	907,120	38,688,668
Newell Rubbermaid, Inc.	415,400	14,563,924
Snap-On, Inc.	801,000	23,781,690
Whirlpool Corp.	270,900	17,706,024
		123,443,406
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	396,800	11,574,656
Media - 3.9%
AOL Time Warner, Inc. (a)	2,265,500	33,325,505
Clear Channel Communications, Inc. (a)	1,314,200	42,080,684
Fox Entertainment Group, Inc. Class A (a)	1,251,600	27,222,300
Gannett Co., Inc.	158,100	11,999,790
Liberty Media Corp. Class A (a)	1,807,100	18,071,000
News Corp. Ltd.:
ADR	234,034	5,366,400
sponsored ADR	303,867	6,001,373
Reader's Digest Association, Inc. Class A (non-vtg.)	1,357,303	25,422,285
Tribune Co.	991,100	43,112,850
Viacom, Inc. Class B (non-vtg.) (a)	3,261,318	144,704,680
Walt Disney Co.	1,112,600	21,028,140
		378,335,007
Multiline Retail - 1.2%
Big Lots, Inc. (a)	787,756	15,503,043
Federated Department Stores, Inc. (a)	953,000	37,834,100
JCPenney Co., Inc.	960,800	21,156,816
Target Corp.	1,166,100	44,428,410
		118,922,369
Specialty Retail - 1.8%
Gap, Inc.	2,998,400	42,577,280
Limited Brands, Inc.	2,698,200	57,471,660
Office Depot, Inc. (a)	244,400	4,105,920

	Shares	Value (Note 1)
RadioShack Corp.	575,400	$ 17,296,524
Staples, Inc. (a)	2,973,362	58,575,231
		180,026,615
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. (a)	233,000	8,737,500
TOTAL CONSUMER DISCRETIONARY		1,121,893,852
CONSUMER STAPLES - 6.5%
Beverages - 0.5%
The Coca-Cola Co.	781,600	43,769,600
Food & Drug Retailing - 0.9%
Albertson's, Inc.	1,378,200	41,979,972
CVS Corp.	1,510,200	46,212,120
		88,192,092
Food Products - 0.6%
Dean Foods Co. (a)	208,000	7,758,400
Fresh Del Monte Produce Inc.	184,400	4,610,000
Kellogg Co.	553,300	19,841,338
Kraft Foods, Inc. Class A	624,400	25,569,180
Tyson Foods, Inc. Class A	117,000	1,814,670
		59,593,588
Household Products - 1.5%
Colgate-Palmolive Co.	567,400	28,398,370
Kimberly-Clark Corp.	1,192,800	73,953,600
Procter & Gamble Co.	514,100	45,909,130
		148,261,100
Personal Products - 1.7%
Avon Products, Inc.	654,000	34,164,960
Gillette Co.	3,872,320	131,155,478
		165,320,438
Tobacco - 1.3%
Loews Corp. - Carolina Group	192,400	5,204,420
Philip Morris Companies, Inc.	2,794,900	122,081,232
		127,285,652
TOTAL CONSUMER STAPLES		632,422,470
ENERGY - 13.6%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	1,658,000	55,194,820
BJ Services Co. (a)	278,200	9,425,416
Noble Corp. (a)	277,400	10,707,640
Schlumberger Ltd. (NY Shares)	2,702,400	125,661,600
		200,989,476
Oil & Gas - 11.6%
Anadarko Petroleum Corp.	183,900	9,066,270
BP PLC sponsored ADR	3,128,242	157,944,939
Burlington Resources, Inc.	512,900	19,490,200
ChevronTexaco Corp.	976,471	86,417,684
Conoco, Inc.	3,142,815	87,370,257
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Devon Energy Corp.	293,965	$ 14,486,578
Exxon Mobil Corp.	8,805,436	360,318,438
Marathon Oil Corp.	534,600	14,498,352
Royal Dutch Petroleum Co. (NY Shares)	1,934,900	106,941,923
Sunoco, Inc.	536,600	19,119,058
TotalFinaElf SA:
Series B	448,000	72,486,399
sponsored ADR	2,183,396	176,636,736
Valero Energy Corp.	163,800	6,129,396
		1,130,906,230
TOTAL ENERGY		1,331,895,706
FINANCIALS - 28.3%
Banks - 9.8%
Bank of America Corp.	2,415,590	169,960,912
Bank of New York Co., Inc.	2,977,000	100,473,750
Bank One Corp.	2,440,438	93,908,054
Comerica, Inc.	1,208,800	74,220,320
FleetBoston Financial Corp.	1,924,100	62,244,635
Huntington Bancshares, Inc.	323,000	6,272,660
Mellon Financial Corp.	1,892,600	59,484,418
PNC Financial Services Group, Inc.	628,300	32,847,524
State Bank of India	56,000	275,645
U.S. Bancorp, Delaware	4,207,038	98,234,337
Wachovia Corp.	2,146,975	81,971,506
Wells Fargo & Co.	3,483,800	174,399,028
		954,292,789
Diversified Financials - 13.2%
American Express Co.	3,186,496	115,733,535
Charles Schwab Corp.	3,409,800	38,189,760
Citigroup, Inc.	7,517,820	291,315,512
Fannie Mae	4,374,400	322,612,000
Freddie Mac	747,100	45,722,520
Household International, Inc.	2,289,547	113,790,486
J.P. Morgan Chase & Co.	4,224,850	143,306,912
Lehman Brothers Holdings, Inc.	477,000	29,822,040
Merrill Lynch & Co., Inc.	1,636,900	66,294,450
Morgan Stanley	1,841,600	79,336,128
Nomura Holdings, Inc.	2,012,000	29,611,741
Washington Mutual Capital Trust unit (f)	339,000	17,776,313
		1,293,511,397
Insurance - 4.5%
ACE Ltd.	1,127,700	35,635,320
AFLAC, Inc.	764,300	24,457,600
Allstate Corp.	1,480,900	54,763,682
American International Group, Inc.	2,542,850	173,498,656

	Shares	Value (Note 1)
Hartford Financial Services Group, Inc.	1,440,000	$ 85,636,800
Marsh & McLennan Companies, Inc.	294,400	28,439,040
Prudential Financial, Inc.	304,200	10,148,112
Travelers Property Casualty Corp. Class A	1,815,000	32,125,500
		444,704,710
Real Estate - 0.8%
Crescent Real Estate Equities Co.	673,100	12,586,970
Equity Office Properties Trust	317,100	9,544,710
Equity Residential Properties Trust (SBI)	1,299,000	37,346,250
Public Storage, Inc.	609,700	22,619,870
		82,097,800
TOTAL FINANCIALS		2,774,606,696
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.	680,800	23,453,560
Health Care Providers & Services - 0.5%
IMS Health, Inc.	1,712,900	30,746,555
McKesson Corp.	673,300	22,016,910
		52,763,465
Pharmaceuticals - 4.5%
Abbott Laboratories	738,200	27,793,230
Bristol-Myers Squibb Co.	3,750,600	96,390,420
Eli Lilly & Co.	545,100	30,743,640
Johnson & Johnson	381,800	19,952,868
Merck & Co., Inc.	2,285,100	115,717,464
Pfizer, Inc.	1,003,700	35,129,500
Schering-Plough Corp.	2,046,030	50,332,338
Wyeth	1,169,400	59,873,280
		435,932,740
TOTAL HEALTH CARE		512,149,765
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.8%
Boeing Co.	1,051,800	47,331,000
Honeywell International, Inc.	2,282,825	80,423,925
Lockheed Martin Corp.	679,300	47,211,350
Northrop Grumman Corp.	191,500	23,937,500
United Technologies Corp.	1,082,500	73,501,750
		272,405,525
Airlines - 0.3%
AMR Corp. (a)	1,498,000	25,256,280
Building Products - 0.7%
Masco Corp.	2,346,800	63,621,748
Commercial Services & Supplies - 0.9%
Avery Dennison Corp.	508,400	31,902,100
Ceridian Corp. (a)	454,000	8,616,920
New England Business Service, Inc.	207,200	5,209,008
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc. (a)	1,330,200	$ 25,366,914
Viad Corp.	775,800	20,170,800
		91,265,742
Electrical Equipment - 0.4%
Rockwell Automation, Inc.	1,863,700	37,236,726
Industrial Conglomerates - 2.5%
3M Co.	227,900	28,031,700
General Electric Co.	4,254,540	123,594,387
Hutchison Whampoa Ltd.	622,000	4,645,094
Textron, Inc.	857,500	40,216,750
Tyco International Ltd.	3,881,446	52,438,335
		248,926,266
Machinery - 2.7%
Caterpillar, Inc.	1,120,200	54,833,790
Deere & Co.	799,750	38,308,025
Eaton Corp.	428,300	31,158,825
Illinois Tool Works, Inc.	351,400	24,000,620
Ingersoll-Rand Co. Ltd. Class A	1,074,144	49,045,415
Kennametal, Inc.	168,490	6,166,734
Milacron, Inc.	138,530	1,406,080
Navistar International Corp.	387,600	12,403,200
Parker Hannifin Corp.	1,047,700	50,069,583
		267,392,272
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	2,818,600	84,558,000
Union Pacific Corp.	883,600	55,914,208
		140,472,208
TOTAL INDUSTRIALS		1,146,576,767
INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 0.4%
Lucent Technologies, Inc.	785,600	1,304,096
Motorola, Inc.	2,536,200	36,572,004
		37,876,100
Computers & Peripherals - 1.8%
Dell Computer Corp. (a)	1,843,500	48,189,090
Hewlett-Packard Co.	3,817,211	58,326,984
International Business Machines Corp.	793,700	57,146,400
NCR Corp. (a)	125,900	4,356,140
Sun Microsystems, Inc. (a)	1,159,000	5,806,590
		173,825,204
Electronic Equipment & Instruments - 1.2%
Arrow Electronics, Inc. (a)	799,100	16,581,325
Avnet, Inc.	1,317,330	28,968,087

	Shares	Value (Note 1)
PerkinElmer, Inc.	2,121,300	$ 23,440,365
Tektronix, Inc. (a)	1,421,700	26,600,007
Thermo Electron Corp.	1,539,600	25,403,400
		120,993,184
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	215,100	10,281,780
Electronic Data Systems Corp.	416,800	15,484,120
Unisys Corp. (a)	925,317	8,327,853
		34,093,753
Semiconductor Equipment & Products - 0.7%
Agere Systems, Inc. Class B (a)	1	2
Intel Corp.	2,298,200	41,988,114
Micron Technology, Inc. (a)	869,600	17,583,312
National Semiconductor Corp. (a)	440,975	12,863,241
		72,434,669
Software - 0.8%
Compuware Corp. (a)	1,300,882	7,896,354
Microsoft Corp. (a)	1,219,700	66,717,590
		74,613,944
TOTAL INFORMATION TECHNOLOGY		513,836,854
MATERIALS - 5.8%
Chemicals - 2.6%
Arch Chemicals, Inc.	352,800	8,714,160
Crompton Corp.	500,551	6,382,025
Dow Chemical Co.	1,112,300	38,240,874
E.I. du Pont de Nemours & Co.	969,849	43,061,296
Hercules Trust II unit	15,700	8,713,500
Hercules, Inc. (a)	649,700	7,536,520
LG Chemical Ltd.	152,000	5,496,258
Lyondell Chemical Co.	1,104,900	16,683,990
Millennium Chemicals, Inc.	853,650	11,993,783
Olin Corp.	13,900	307,885
PolyOne Corp.	1,076,100	12,106,125
PPG Industries, Inc.	161,500	9,996,850
Praxair, Inc.	1,203,612	68,569,776
Solutia, Inc.	2,067,100	14,511,042
		252,314,084
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	323,700	4,447,638
Smurfit-Stone Container Corp. (a)	1,242,900	19,165,518
		23,613,156
Metals & Mining - 2.3%
Alcan, Inc.	967,200	36,805,012
Alcoa, Inc.	1,890,516	62,670,605
Dofasco, Inc.	926,300	18,797,237
Newmont Mining Corp. Holding Co.	446,300	11,751,079
Nucor Corp.	352,800	22,946,112
Pechiney SA Series A	540,311	24,766,978
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp.	1,055,800	$ 43,498,960
Xstrata PLC (a)	432,700	5,630,754
		226,866,737
Paper & Forest Products - 0.7%
Georgia-Pacific Group	1,657,600	40,743,808
Weyerhaeuser Co.	381,500	24,358,775
		65,102,583
TOTAL MATERIALS		567,896,560
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.3%
AT&T Corp.	5,055,621	54,095,145
BellSouth Corp.	5,331,799	167,951,669
Qwest Communications International, Inc.	1,504,960	4,213,888
SBC Communications, Inc.	5,735,993	174,947,787
Verizon Communications, Inc.	3,022,202	121,341,410
		522,549,899
UTILITIES - 2.5%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	145,200	5,810,904
Cinergy Corp.	286,600	10,314,734
Dominion Resources, Inc.	408,200	27,022,840
DPL, Inc.	1,010,054	26,715,928
Entergy Corp.	1,943,800	82,494,872
FirstEnergy Corp.	857,700	28,630,026
Northeast Utilities	1,648,400	31,006,404
		211,995,708
Gas Utilities - 0.1%
Kinder Morgan Management LLC (a)	172,075	5,248,299
Multi-Utilities & Unregulated Power - 0.2%
SCANA Corp.	788,500	24,340,995
TOTAL UTILITIES		241,585,002
TOTAL COMMON STOCKS (Cost $8,260,675,201)		9,365,413,571
Preferred Stocks - 2.1%

Convertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
General Motors Corp. Series B, $1.313	412,200	10,774,908
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	388,400	9,030,300

	Shares	Value (Note 1)
Media - 0.1%
Cox Communications, Inc. $6.858 PRIZES	154,200	$ 3,828,786
MediaOne Group, Inc. (Vodafone Group PLC) $3.04 PIES	213,000	3,173,700
		7,002,486
TOTAL CONSUMER DISCRETIONARY		26,807,694
FINANCIALS - 0.6%
Diversified Financials - 0.4%
Equity Securities Trust I (Cablevision Systems Corp. - NY Group Class A) $2.3432	193,300	2,841,510
Ford Motor Co. Capital Trust II $3.25	461,500	25,967,682
Lucent Technologies Capital Trust I $77.50 (f)	11,600	5,483,633
		34,292,825
Insurance - 0.2%
ACE Ltd. $4.125 PRIDES	225,800	14,810,222
Prudential Financial, Inc. $3.375	65,500	3,762,451
Travelers Property Casualty Corp. $1.125	240,200	5,699,225
		24,271,898
TOTAL FINANCIALS		58,564,723
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. $4.13	177,700	11,772,625
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Lucent Technologies, Inc. $80.00 (f)	5,660	2,727,662
Motorola, Inc. $3.50	441,100	19,972,126
		22,699,788
IT Consulting & Services - 0.2%
Electronic Data Systems Corp. $3.81 PRIDES	475,600	17,692,320
TOTAL INFORMATION TECHNOLOGY		40,392,108
MATERIALS - 0.1%
Paper & Forest Products - 0.1%
Georgia-Pacific Group $3.75 PEPS	314,100	8,323,650
UTILITIES - 0.6%
Electric Utilities - 0.4%
Cinergy Corp. $4.75 PRIDES	159,300	9,311,085
FPL Group, Inc. $4.00	84,500	4,444,700
TXU Corp.:
$0.8125 PRIDES	398,400	10,724,928
$4.375	226,400	12,270,880
		36,751,593
Preferred Stocks - continued
	Shares	Value (Note 1)
Convertible Preferred Stocks - continued
UTILITIES - continued
Gas Utilities - 0.2%
El Paso Corp. $4.50	133,400	$ 6,843,420
NiSource, Inc. $3.875 PIES	299,300	12,626,719
Sempra Energy $2.125	292,100	6,753,644
		26,223,783
TOTAL UTILITIES		62,975,376
TOTAL CONVERTIBLE PREFERRED STOCKS		208,836,176
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc. Series M, $11.125	9,578	612,992
TOTAL PREFERRED STOCKS (Cost $241,117,629)		209,449,168
Corporate Bonds - 1.7%
Ratings (unaudited) (b)		Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	Ba2	$ 15,369,000	5,546,672
Media - 0.3%
Cox Communications, Inc. 0.4259% 4/19/20	Baa3	26,600,000	10,911,320
Liberty Media Corp.3.5% 1/15/31 (f)	Baa3	11,400,000	8,393,250
News America, Inc. liquid yield option note 0% 2/28/21 (f)	Baa3	22,670,000	10,838,527
			30,143,097
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (f)	B1	5,080,000	5,045,075
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (f)	Ba3	5,700,000	6,542,118
TOTAL CONSUMER DISCRETIONARY			47,276,962

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
FINANCIALS - 0.2%
Diversified Financials - 0.2%
Elan Finance Corp. Ltd. liquid yield option note 0% 12/14/18	Ba3	$ 23,110,000	$ 10,783,126
JMH Finance Ltd. 4.75% 9/6/07 (f)	-	3,680,000	3,588,000
Navistar Financial Corp. 4.75% 4/1/09 (f)	Ba2	2,760,000	2,456,566
			16,827,692
Insurance - 0.0%
Loews Corp. 3.125% 9/15/07	A3	5,340,000	4,669,937
TOTAL FINANCIALS			21,497,629
INDUSTRIALS - 0.3%
Machinery - 0.3%
SPX Corp.:
liquid yield option note 0% 2/6/21 (f)	Ba3	19,570,000	13,041,448
0% 2/6/21	Ba3	4,620,000	3,078,768
Tyco International Group SA 0% 2/12/21	Ba2	13,860,000	9,511,425
			25,631,641
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Corning, Inc. 3.5% 11/1/08	Baa3	13,700,000	9,235,170
Computers & Peripherals - 0.0%
Quantum Corp. 7% 8/1/04	B2	7,730,000	7,188,900
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. 3% 12/1/21	Baa2	6,670,000	6,780,522
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2	620,000	262,632
Sanmina-SCI Corp. 0% 9/12/20	Ba2	960,000	345,600
			7,388,754
TOTAL INFORMATION TECHNOLOGY			23,812,824
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 1/31/06 (f)	B-	6,790,000	10,311,294
TOTAL CONVERTIBLE BONDS			128,530,350
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Domino's, Inc. 10.375% 1/15/09	B2	$ 670,000	$ 720,250
Extended Stay America, Inc. 9.875% 6/15/11	B2	640,000	662,400
Park Place Entertainment Corp. 8.125% 5/15/11	Ba2	715,000	707,850
Penn National Gaming, Inc. 11.125% 3/1/08	B3	630,000	669,375
Wheeling Island Gaming, Inc. 10.125% 12/15/09	B3	670,000	690,100
			3,449,975
Household Durables - 0.0%
Champion Enterprises, Inc. 11.25% 4/15/07 (f)	B2	420,000	352,800
D.R. Horton, Inc.:
8% 2/1/09	Ba1	310,000	305,350
10.5% 4/1/05	Ba1	425,000	450,500
			1,108,650
Media - 0.1%
CanWest Media, Inc. 10.625% 5/15/11	B2	785,000	785,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)	B2	310,000	111,600
10% 5/15/11	B2	805,000	539,350
Corus Entertainment, Inc. 8.75% 3/1/12	B1	790,000	801,850
LBI Media, Inc. 10.125% 7/15/12 (h)	B3	925,000	925,000
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	720,000	730,800
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06 (d)	Caa1	670,000	509,200
Penton Media, Inc. 11.875% 10/1/07 (f)	B3	445,000	382,700
Radio One, Inc. 8.875% 7/1/11	B3	870,000	870,000
Telewest PLC yankee 11% 10/1/07	Caa3	735,000	297,675
			5,953,175

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Specialty Retail - 0.0%
AutoNation, Inc. 9% 8/1/08	Ba2	$ 600,000	$ 618,000
United Auto Group, Inc. 9.625% 3/15/12 (f)	B3	525,000	530,250
			1,148,250
TOTAL CONSUMER DISCRETIONARY			11,660,050
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	640,000	660,800
Food & Drug Retailing - 0.0%
Rite Aid Corp. 12.5% 9/15/06	B-	775,000	720,750
Food Products - 0.0%
Corn Products International, Inc. 8.25% 7/15/07	Ba1	615,000	608,801
Dean Foods Co. 8.15% 8/1/07	B1	470,000	481,750
			1,090,551
Household Products - 0.1%
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2	720,000	738,000
10% 11/1/08	Ba3	490,000	565,950
			1,303,950
TOTAL CONSUMER STAPLES			3,776,051
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pride Petroleum Services, Inc. 9.375% 5/1/07	Ba2	620,000	644,800
Oil & Gas - 0.0%
Chesapeake Energy Corp. 8.125% 4/1/11	B1	700,000	691,250
Vintage Petroleum, Inc. 8.25% 5/1/12 (f)	Ba3	535,000	526,975
			1,218,225
TOTAL ENERGY			1,863,025
FINANCIALS - 0.1%
Diversified Financials - 0.1%
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	650,000	650,000
Delta Air Lines, Inc. pass thru trust certificate 7.779% 1/2/12	Baa2	670,000	677,102
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (f)	B3	$ 724,044	$ 658,880
Stone Container Finance Co. yankee 11.5% 8/15/06 (f)	B2	630,000	674,100
U.S. West Capital Funding, Inc. 6.875% 7/15/28	Ba2	620,000	310,000
			2,970,082
Real Estate - 0.0%
Meditrust Corp. 7.82% 9/10/26	Ba3	735,000	731,325
TOTAL FINANCIALS			3,701,407
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Alderwoods Group, Inc. 11% 1/2/07	-	620,000	623,100
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	B2	910,000	946,400
PacifiCare Health Systems, Inc. 10.75% 6/1/09 (f)	B3	620,000	626,200
Service Corp. International (SCI) 6.5% 3/15/08	B1	720,000	640,800
			2,836,500
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10 (f)	Caa1	40,000	37,200
TOTAL HEALTH CARE			2,873,700
INDUSTRIALS - 0.0%
Machinery - 0.0%
Joy Global, Inc. 8.75% 3/15/12	B2	610,000	622,200
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
ChipPAC International Ltd. 12.75% 8/1/09	B3	840,000	865,200
MATERIALS - 0.1%
Chemicals - 0.1%
Foamex LP/Foamex Capital Corp. 10.75% 4/1/09 (f)	B3	460,000	469,200
IMC Global, Inc. 10.875% 6/1/08	Ba1	735,000	793,800
Lyondell Chemical Co. 9.875% 5/1/07	Ba3	775,000	740,125
			2,003,125

Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09 (f)	B2	$ 600,000	$ 603,000
Owens-Illinois, Inc.:
7.15% 5/15/05	B3	280,000	267,400
7.8% 5/15/18	B3	160,000	137,600
Riverwood International Corp.:
10.625% 8/1/07	B3	720,000	748,800
10.625% 8/1/07	B3	110,000	115,500
			1,872,300
Metals & Mining - 0.0%
Phelps Dodge Corp. 8.75% 6/1/11	Baa3	990,000	1,014,750
Paper & Forest Products - 0.0%
Georgia-Pacific Group:
7.5% 5/15/06	Ba1	465,000	453,375
8.125% 5/15/11	Ba1	215,000	206,400
			659,775
TOTAL MATERIALS			5,549,950
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
NTL Communications Corp. 11.5% 10/1/08 (d)	Ca	990,000	297,000
Qwest Corp. 8.875% 3/15/12 (f)	Baa3	635,000	565,150
WorldCom, Inc.:
7.5% 5/15/11 (d)	Ca	710,000	117,150
7.875% 5/15/03 (d)	Ca	310,000	51,150
8.25% 5/15/31 (d)	Ca	555,000	91,575
			1,122,025
Wireless Telecommunication Services - 0.0%
American Tower Corp. 9.375% 2/1/09	Caa1	575,000	322,000
Crown Castle International Corp. 10.75% 8/1/11	B3	310,000	199,950
Echostar Broadband Corp. 10.375% 10/1/07	B1	950,000	912,000
Nextel Communications, Inc. 0% 10/31/07 (e)	B3	625,000	325,000
			1,758,950
TOTAL TELECOMMUNICATION SERVICES			2,880,975
UTILITIES - 0.0%
Electric Utilities - 0.0%
CMS Energy Corp. 8.5% 4/15/11	B3	795,000	556,500
Corporate Bonds - continued
Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
6.25% 8/1/03	B3	$ 915,000	$ 896,700
6.25% 3/1/04	B3	375,000	360,000
			1,813,200
Multi-Utilities & Unregulated Power - 0.0%
Western Resources, Inc. 7.875% 5/1/07 (f)	Ba1	720,000	714,600
TOTAL UTILITIES			2,527,800
TOTAL NONCONVERTIBLE BONDS			36,320,358
TOTAL CORPORATE BONDS (Cost $172,637,516)			164,850,708
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Wyndham International, Inc. term loan 6.625% 6/30/06 (g)	-	600,000	528,000
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Suiza Foods Corp. Tranche B term loan 4.11% 7/15/08 (g)	Ba2	897,750	899,994
FINANCIALS - 0.0%
Diversified Financials - 0.0%
American Tower LP Tranche B term loan 4.97% 12/31/07 (g)	B2	750,000	652,500
Nextel Finance Co. Tranche D term loan 4.9375% 3/31/09 (g)	-	1,200,000	912,000
			1,564,500
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
Tranche B term loan 4.6723% 7/21/06 (g)	Ba3	775,751	773,812
Tranche C term loan 4.9311% 7/21/07 (g)	Ba3	930,939	928,611
			1,702,423
TOTAL FLOATING RATE LOANS (Cost $4,881,865)			4,694,917
Money Market Funds - 0.3%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.89% (c)	11,177,697	$ 11,177,697
Fidelity Securities Lending Cash Central Fund, 1.93% (c)	14,456,625	14,456,625
TOTAL MONEY MARKET FUNDS (Cost $25,634,322)		25,634,322
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,704,946,533)		9,770,042,686
NET OTHER ASSETS - 0.2%		17,114,402
NET ASSETS - 100%	$ 9,787,157,088
Security Type Abbreviations
PEPS	-	Participating Equity Preferred Shares/Premium Exchangeable Participating Shares
PIERS	-	Preferred Income Equity Redeemable Security
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
Legend
(a) Non-income producing
(b) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $92,344,941 or 0.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,510,670,983 and $1,164,291,825, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $73,214 for the period.
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $4,694,917 or 0.0% of net assets.
Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $8,708,665,740. Net unrealized appreciation aggregated $1,061,376,946, of which $2,106,653,985 related to appreciated investment securities and $1,045,277,039 related to depreciated investment securities.

Equity-Income Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Equity-Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,675,661) (cost $8,704,946,533) - See accompanying schedule		$ 9,770,042,686
Cash		11,958
Foreign currency held at value (cost $200)		198
Receivable for investments sold		35,601,999
Receivable for fund shares sold		7,070,358
Dividends receivable		17,750,704
Interest receivable		2,244,685
Other receivables		40,168
Total assets		9,832,762,756
Liabilities
Payable for investments purchased Regular delivery	$ 16,907,067
Delayed delivery	925,000
Payable for fund shares redeemed	8,443,334
Accrued management fee	4,010,800
Distribution fees payable	145,352
Other payables and accrued expenses	717,490
Collateral on securities loaned, at value	14,456,625
Total liabilities		45,605,668
Net Assets		$ 9,787,157,088
Net Assets consist of:
Paid in capital		$ 8,595,892,693
Undistributed net investment income		77,542,291
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,620,125
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,065,101,979
Net Assets		$ 9,787,157,088
Initial Class: Net Asset Value, offering price and redemption price per share ($8,569,016,215 ÷ 417,582,197 shares)		$ 20.52
Service Class: Net Asset Value, offering price and redemption price per share ($880,092,883 ÷ 43,014,605 shares)		$ 20.46
Service Class 2: Net Asset Value, offering price and redemption price per share ($337,918,532 ÷ 16,592,882 shares)		$ 20.37
Service Class 2R: Net Asset Value, offering price and redemption price per share ($129,458 ÷ 6,357 shares)		$ 20.36

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 102,407,753
Interest		6,491,288
Security lending		190,960
Total income		109,090,001
Expenses
Management fee	$ 24,908,492
Transfer agent fees	3,507,697
Distribution fees	813,830
Accounting and security lending fees	448,784
Non-interested trustees' compensation	31,575
Custodian fees and expenses	87,648
Registration fees	10,324
Audit	35,207
Legal	37,082
Miscellaneous	198,845
Total expenses before reductions	30,079,484
Expense reductions	(554,066)	29,525,418
Net investment income (loss)		79,564,583
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	51,545,698
Foreign currency transactions	65,385
Total net realized gain (loss)		51,611,083
Change in net unrealized appreciation (depreciation) on: Investment securities	(783,218,534)
Assets and liabilities in foreign currencies	43,839
Total change in net unrealized appreciation (depreciation)		(783,174,695)
Net gain (loss)		(731,563,612)
Net increase (decrease) in net assets resulting from operations		$ (651,999,029)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Equity-Income Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Operations
Net investment income (loss)	$ 79,564,583	$ 151,358,391
Net realized gain (loss)	51,611,083	232,892,575
Change in net unrealized appreciation (depreciation)	(783,174,695)	(947,180,666)
Net increase (decrease) in net assets resulting from operations	(651,999,029)	(562,929,700)
Distributions to shareholders from net investment income	(162,342,476)	(175,168,717)
Distributions to shareholders from net realized gain	(222,300,466)	(493,630,239)
Total distributions	(384,642,942)	(668,798,956)
Share transactions - net increase (decrease)	505,499,160	906,134,648
Redemption fees	30	-
Total increase (decrease) in net assets	(531,142,781)	(325,594,008)
Net Assets
Beginning of period	10,318,299,869	10,643,893,877
End of period (including undistributed net investment income of $77,542,291 and undistributed net investment income of $152,099,880, respectively)	$ 9,787,157,088	$ 10,318,299,869
Other Information: Share Transactions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	38,839,513	7,299,639	8,152,740	6,498
Reinvested	16,371,256	1,504,858	437,787	-
Redeemed	(44,578,974)	(2,665,564)	(2,006,840)	(141)
Net increase (decrease)	10,631,795	6,138,933	6,583,687	6,357

Dollars Sold	$ 861,698,545	$ 161,697,534	$ 177,998,130	$ 140,490
Reinvested	343,960,099	31,541,832	9,140,991	-
Redeemed	(979,524,003)	(57,803,093)	(43,348,367)	(2,998)
Net increase (decrease)	$ 226,134,641	$ 135,436,273	$ 143,790,754	$ 137,492

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
Shares Sold	89,050,962	13,139,614	9,931,367	-
Reinvested	25,863,825	1,673,997	126,086	-
Redeemed	(98,534,150)	(2,882,957)	(1,618,683)	-
Net increase (decrease)	16,380,637	11,930,654	8,438,770	-

Dollars Sold	$ 2,064,705,585	$ 303,254,722	$ 225,467,799	$ -
Reinvested	625,387,269	40,376,818	3,034,869	-
Redeemed	(2,255,942,678)	(64,472,868)	(35,676,868)	-
Net increase (decrease)	$ 434,150,176	$ 279,158,672	$ 192,825,800	$ -

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 145,677,224	$ 12,920,750	$ 3,744,502	$ -
From net realized gain	198,282,881	18,621,082	5,396,503	-
Total	$ 343,960,105	$ 31,541,832	$ 9,141,005	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 164,164,158	$ 10,221,979	$ 782,580	$ -
From net realized gain	461,223,111	30,154,839	2,252,289	-
Total	$ 625,387,269	$ 40,376,818	$ 3,034,869	$ -

A Commencement of sale of shares April 24, 2002

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997
Net asset value, beginning of period	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03
Income from Investment Operations
Net investment income (loss) E	.17	.34	.40	.41	.38	.36
Net realized and unrealized gain (loss)	(1.55)	(1.51)	1.46	1.10	2.31	5.06
Total from investment operations	(1.38)	(1.17)	1.86	1.51	2.69	5.42
Distributions from net investment income	(.36)	(.42)	(.44) G	(.38)	(.34)	(.36)
Distributions from net realized gain	(.49)	(1.18)	(1.61) G	(.84)	(1.21)	(1.81)
Total distributions	(.85)	(1.60)	(2.05)	(1.22)	(1.55)	(2.17)
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 20.52	$ 22.75	$ 25.52	$ 25.71	$ 25.42	$ 24.28
Total Return B, C, D	(6.15)%	(4.96)%	8.42%	6.33%	11.63%	28.11%
Ratios to Average Net Assets F
Expenses before expense reductions	.57% A	.58%	.56%	.57%	.58%	.58%
Expenses net of voluntary waivers, if any	.57% A	.58%	.56%	.57%	.58%	.58%
Expenses net of all reductions	.56% A	.57%	.55%	.56%	.57%	.57%
Net investment income (loss)	1.57% A	1.47%	1.68%	1.57%	1.58%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,569,016	$ 9,256,205	$ 9,969,086	$ 11,014,291	$ 11,409,912	$ 10,106,742
Portfolio turnover rate	23% A	24%	22%	27%	28%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G The amounts shown reflect certain reclassifications related to book to tax differences.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000	1999	1998	1997 H
Net asset value, beginning of period	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27	$ 23.44
Income from Investment Operations
Net investment income (loss) E	.16	.31	.37	.38	.36	.05
Net realized and unrealized gain (loss)	(1.54)	(1.51)	1.46	1.11	2.31	.78
Total from investment operations	(1.38)	(1.20)	1.83	1.49	2.67	.83
Distributions from net investment income	(.34)	(.40)	(.43) G	(.38)	(.34)	-
Distributions from net realized gain	(.49)	(1.18)	(1.61) G	(.84)	(1.21)	-
Total distributions	(.83)	(1.58)	(2.04)	(1.22)	(1.55)	-
Redemption fees added to paid in capital E	-	-	-	-	-	-
Net asset value, end of period	$ 20.46	$ 22.67	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Total Return B, C, D	(6.17)%	(5.09)%	8.30%	6.25%	11.54%	3.54%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.68%	.66%	.67%	.68%	.68% A
Expenses net of voluntary waivers, if any	.67% A	.68%	.66%	.67%	.68%	.68% A
Expenses net of all reductions	.66% A	.67%	.65%	.66%	.67%	.65% A
Net investment income (loss)	1.47% A	1.37%	1.58%	1.47%	1.51%	1.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 880,093	$ 836,017	$ 634,897	$ 437,332	$ 225,145	$ 5,328
Portfolio turnover rate	23% A	24%	22%	27%	28%	44%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G The amounts shown reflect certain reclassifications related to book to tax differences. H For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
Selected Per-Share Data	(Unaudited)	2001	2000 G
Net asset value, beginning of period	$ 22.59	$ 25.41	$ 25.18
Income from Investment Operations
Net investment income (loss) E	.14	.27	.32
Net realized and unrealized gain (loss)	(1.53)	(1.50)	1.95
Total from investment operations	(1.39)	(1.23)	2.27
Distributions from net investment income	(.34)	(.41)	(.43) H
Distributions from net realized gain	(.49)	(1.18)	(1.61) H
Total distributions	(.83)	(1.59)	(2.04)
Redemption fees added to paid in capital E	-	-	-
Net asset value, end of period	$ 20.37	$ 22.59	$ 25.41
Total Return B, C, D	(6.24)%	(5.23)%	10.19%
Ratios to Average Net Assets F
Expenses before expense reductions	.83% A	.84%	.83% A
Expenses net of voluntary waivers, if any	.83% A	.84%	.83% A
Expenses net of all reductions	.82% A	.83%	.82% A
Net investment income (loss)	1.31% A	1.21%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 337,919	$ 226,078	$ 39,911
Portfolio turnover rate	23% A	24%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000. H The amounts shown reflect certain reclassifications related to book to tax differences.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002
Selected Per-Share Data	(Unaudited) G
Net asset value, beginning of period	$ 21.82
Income from Investment Operations
Net investment income (loss) E	.05
Net realized and unrealized gain (loss)	(1.51)
Total from investment operations	(1.46)
Redemption fees added to paid in capital E	-
Net asset value, end of period	$ 20.36
Total Return B, C, D	(6.69)%
Ratios to Average Net Assets F
Expenses before expense reductions	.84% A
Expenses net of voluntary waivers, if any	.84% A
Expenses net of all reductions	.83% A
Net investment income (loss)	1.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 129
Portfolio turnover rate	23% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G For the period April 24, 2002 (commencement of sales of shares) to June 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Equity-Income Portfolio

Fidelity Variable Insurance Products: Growth Portfolio - Service Class 2R

Performance

Performance

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Service Class 2R shares took place on April 24, 2002. Performance for Service Class 2R shares reflects an asset-based service fee (12b-1 fee). Returns from January 12, 2000 to April 24, 2002 are those of Service Class 2. Returns from November 3, 1997 to January 12, 2000 are those of Service Class, which reflect a different 12b-1 fee. Service Class 2R returns prior to November 3, 1997 are those of Initial Class and do not include the effects of a 12b-1 fee. Had Service Class 2R's 12b-1 fee been reflected, returns prior to January 12, 2000 would have been lower.

Average Annual Total Returns

Periods ended June 30, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity® VIP: Growth - Service Class 2R	-26.61%	4.06%	11.69%
Russell 3000® Growth	-26.39%	-0.50%	8.59%
Variable Annuity Growth Funds Average	-21.57%	2.43%	10.16%

Average annual returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

You can compare the fund's returns to the performance of the Russell 3000® Growth Index - a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations. To measure how the Service Class 2R's performance stacked up against its peers, you can compare it to the variable annuity growth funds average, which reflects the performance of variable annuities with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 337 variable annuities. These benchmarks include reinvested dividends and capital gains, if any. Lipper has created additional comparison categories that group variable annuities according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed under the $10,000 chart on this page.

Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Variable Insurance Products: Growth Portfolio - Service Class 2R on June 30, 1992. As the chart shows, by June 30, 2002, the value of the investment would have grown to $30,223 - a 202.23% increase on the initial investment. For comparison, look at how the Russell 3000 Growth Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,804 - a 128.04% increase.

The LipperSM variable annuity large-cap core funds average reflects the performance of variable annuities with similar portfolio characteristics and capitalization. The variable annuity large-cap supergroup average reflects the performance of variable annuities with similar capitalization. As of June 30, 2002, the one year, five year, and 10 year average annual total returns for the variable annuity large-cap core funds average were -19.09%, 1.96%, and 9.62%, respectively. The one year, five year, and 10 year average annual total returns for the variable annuity large-cap supergroup average were -20.84%, 2.01%, and 9.74%, respectively.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with
Jennifer Uhrig,
Portfolio Manager of
Growth Portfolio

Q. How did the fund perform, Jennifer?

A. For the six months that ended June 30, 2002, the fund slightly outperformed the Russell 3000 Growth Index, which returned -20.54%. The fund trailed the variable annuity growth funds average, which returned -15.38% according to Lipper Inc. For the 12 months that ended June 30, 2002, the fund performed in line with the Russell 3000 Growth Index, which returned -26.39%, and trailed the variable annuity growth funds average, which returned -21.57%.

Q. What key factors influenced the fund's performance during the six-month period?

A. The fund was hurt by its exposure to the technology sector, particularly relative to its average Lipper peer. Technology stocks were hit hard by the events of September 11th, and I responded to this weakness by adding to the sector, especially in the semiconductor area. Initially, this strategy worked well as the group recovered from its oversold levels and the economy appeared to show signs of improvement. However, later in the period the stocks sold off as end-demand failed to materialize. Thus, while the fund benefited from good stock picking within the technology group, the higher exposure to tech overall hurt. Relative to its index, the fund benefited from good stock picking within the tech sector, as well as an emphasis on consumer nondurable stocks. Several holdings in the biotechnology and telecommunications groups detracted from performance.

Q. How did you play the technology sector during the period?

A. During the "bubble" years of the late-1990s, many technology companies ramped up production in an effort to keep pace with huge demand from customers. When demand levels dropped, these same companies were unable to cut production fast enough and, consequently, found themselves with significant excess inventories. This meant they were forced to produce below-end-demand levels in order to reduce these excess supplies. During the past six months, many companies reached a better inventory/demand balance and actually increased production to match end-demand. This helped not only semiconductor producers but also the companies that supply them with new machines for manufacturing, including Applied Materials and KLA-Tencor. These stocks performed well for the fund, but this encouraging trend proved to be short-lived as end-demand failed to accelerate.

Q. Consumer-oriented stocks held up fairly well during the period. Why, and how did the fund take advantage?

A. In periods of economic weakness, companies that produce basic goods such as soda, laundry detergent and cigarettes, tend to outperform. These companies are typically resilient to economic downturns since their products are not expensive, and people tend to regard them as essentials. If you're worried about your job, for example, you might forego the new car but you're probably going to keep washing your clothes. In addition, these companies have historically generated free cash flow, which provided investors some comfort, particularly in light of the Enron bankruptcy. As a result, the fund benefited from holdings in Coca-Cola, Procter & Gamble and Philip Morris.

Q. Did you pursue any other specific themes?

A. I increased the fund's exposure to defense stocks during the period, mostly due to the fact that the defense budget was on the rise and we had bipartisan political support in favor of strengthening the defense industry. Some of the names I added to included Lockheed Martin, Northrop Grumman and General Dynamics, all of which performed very well during the period.

Q. Which other stocks performed well? Which ones were disappointments?

A. American Express performed well as the company - which is sensitive to both consumer spending and travel - bounced back nicely after September 11th. Another good stock was toy maker Mattel, which benefited from a new management approach and a more balanced product line. The company isn't just about Barbie dolls anymore. On the negative side, the fund's investments in biotech stocks such as Elan and Millennium Pharmaceuticals detracted, as did an ill-timed investment in telecom giant Qwest Communications.

Q. What's your outlook, Jennifer?

A. The most important thing I'll be looking for is a rotation back into capital goods, namely technology. I think we'll eventually see a recovery in corporate profits - stimulated by consumer spending - that could result in increased orders for production equipment. As I see it, the biggest risk in the market right now is the possibility that consumer spending will run out of gas without stimulating a recovery on the capital goods side. If this happens, the economy could slow down again.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market or other conditions. For more information, see page <Click Here>.

Fund Facts

Goal: to increase the value of the fund's shares over the long term by investing in stocks with above-average growth potential

Start date: October 9, 1986

Size: as of June 30, 2002, more than $10.3 billion

Manager: Jennifer Uhrig, since 1997; joined Fidelity in 1987

3

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investment Summary

Top Five Stocks as of June 30, 2002
% of fund's net assets
Microsoft Corp.	6.2
Pfizer, Inc.	5.3
Wal-Mart Stores, Inc.	3.1
Intel Corp.	2.7
American International Group, Inc.	2.5
19.8
Top Five Market Sectors as of June 30, 2002
% of fund's net assets
Information Technology	28.1
Health Care	20.2
Consumer Discretionary	15.3
Industrials	11.6
Financials	10.0
Asset Allocation as of June 30, 2002
% of fund's net assets *
Stocks	99.7%
Short-Term Investments and Net Other Assets	0.3%

* Foreign investments	4.9%

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio

Investments June 30, 2002 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.3%
Automobiles - 0.1%
Nissan Motor Co. Ltd.	1,890,000	$ 13,117,866
Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc. (a)	1,212,450	38,495,288
Harrah's Entertainment, Inc. (a)	589,300	26,135,455
Wendys International, Inc.	703,000	28,000,490
Yum! Brands, Inc. (a)	1,340,700	39,215,475
		131,846,708
Household Durables - 1.6%
Black & Decker Corp.	874,140	42,133,548
Leggett & Platt, Inc.	1,172,400	27,434,160
Maytag Corp.	499,070	21,285,336
Nintendo Co. Ltd.	93,600	13,814,776
Pulte Homes, Inc.	481,400	27,670,872
Sony Corp.	227,400	12,074,940
Whirlpool Corp.	355,100	23,209,336
		167,622,968
Leisure Equipment & Products - 1.0%
Brunswick Corp.	851,300	23,836,400
Mattel, Inc.	3,595,400	75,791,032
		99,627,432
Media - 3.4%
AOL Time Warner, Inc. (a)	3,938,052	57,928,745
Charter Communications, Inc. Class A (a)	3,423,500	13,967,880
Comcast Corp. Class A (special) (a)	871,500	20,776,560
Cox Communications, Inc. Class A (a)	1,034,800	28,508,740
E.W. Scripps Co. Class A	485,000	37,345,000
Interpublic Group of Companies, Inc.	1,392,900	34,488,204
Lamar Advertising Co. Class A (a)	1,609,700	59,896,937
Viacom, Inc. Class B (non-vtg.) (a)	2,093,625	92,894,141
		345,806,207
Multiline Retail - 4.4%
Family Dollar Stores, Inc.	1,154,600	40,699,650
Kohls Corp. (a)	1,035,400	72,560,832
Saks, Inc. (a)	1,993,100	25,591,404
Wal-Mart Stores, Inc.	5,811,800	319,707,118
		458,559,004
Specialty Retail - 3.5%
AutoZone, Inc. (a)	435,000	33,625,500
Gap, Inc.	1,484,000	21,072,800
Home Depot, Inc.	4,490,200	164,925,046
Limited Brands, Inc.	1,043,500	22,226,550
Lowe's Companies, Inc.	2,657,330	120,642,782
		362,492,678
TOTAL CONSUMER DISCRETIONARY		1,579,072,863

	Shares	Value (Note 1)
CONSUMER STAPLES - 8.2%
Beverages - 3.9%
Coca-Cola Enterprises, Inc.	1,089,500	$ 24,056,160
Pepsi Bottling Group, Inc.	1,268,200	39,060,560
PepsiCo, Inc.	1,747,580	84,233,356
The Coca-Cola Co.	4,554,700	255,063,200
		402,413,276
Food & Drug Retailing - 0.5%
CVS Corp.	1,532,200	46,885,320
Food Products - 0.4%
Kraft Foods, Inc. Class A	1,071,300	43,869,735
The J.M. Smucker Co.	15,971	545,090
		44,414,825
Household Products - 1.1%
Colgate-Palmolive Co.	617,100	30,885,855
Procter & Gamble Co.	919,560	82,116,708
		113,002,563
Personal Products - 0.9%
Gillette Co.	2,632,600	89,166,162
Tobacco - 1.4%
Loews Corp. - Carolina Group	961,300	26,003,165
Philip Morris Companies, Inc.	2,782,900	121,557,072
		147,560,237
TOTAL CONSUMER STAPLES		843,442,383
ENERGY - 4.3%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	1,192,370	39,693,997
BJ Services Co. (a)	1,200,360	40,668,197
Cooper Cameron Corp. (a)	425,100	20,583,342
ENSCO International, Inc.	438,900	11,964,414
Global Industries Ltd. (a)	2,926,465	20,455,990
Grant Prideco, Inc. (a)	255,200	3,470,720
Nabors Industries Ltd. (a)	811,410	28,642,773
National-Oilwell, Inc. (a)	1,114,600	23,462,330
Noble Corp. (a)	620,200	23,939,720
Schlumberger Ltd. (NY Shares)	1,137,800	52,907,700
Smith International, Inc. (a)	443,650	30,252,494
Tidewater, Inc.	765,200	25,190,384
Transocean, Inc.	915,900	28,530,285
Varco International, Inc. (a)	1,266,100	22,207,394
Weatherford International Ltd. (a)	1,042,440	45,033,408
		417,003,148
Oil & Gas - 0.3%
Noble Energy, Inc.	453,600	16,352,280
YUKOS Corp. sponsored ADR	75,200	10,452,800
		26,805,080
TOTAL ENERGY		443,808,228
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 10.0%
Banks - 0.7%
Bank One Corp.	1,714,990	$ 65,992,815
Fifth Third Bancorp	176,900	11,790,385
		77,783,200
Diversified Financials - 4.9%
American Express Co.	2,785,900	101,183,888
Charles Schwab Corp.	4,263,750	47,754,000
Citigroup, Inc.	2,288,710	88,687,513
Fannie Mae	464,700	34,271,625
Freddie Mac	623,500	38,158,200
Goldman Sachs Group, Inc.	589,800	43,261,830
Lehman Brothers Holdings, Inc.	369,400	23,094,888
Merrill Lynch & Co., Inc.	1,331,700	53,933,850
Morgan Stanley	1,392,800	60,001,824
Nomura Holdings, Inc.	983,000	14,467,367
		504,814,985
Insurance - 4.4%
ACE Ltd.	1,202,200	37,989,520
AFLAC, Inc.	1,611,420	51,565,440
Allstate Corp.	743,100	27,479,838
American International Group, Inc.	3,830,666	261,366,341
Hartford Financial Services Group, Inc.	565,200	33,612,444
Prudential Financial, Inc.	1,273,600	42,487,296
		454,500,879
TOTAL FINANCIALS		1,037,099,064
HEALTH CARE - 20.2%
Biotechnology - 1.2%
Alkermes, Inc. (a)	772,100	12,361,321
Cambridge Antibody Technology Group PLC (a)	1,012,375	16,050,849
Cephalon, Inc. (a)	541,900	24,493,880
Geneprot, Inc. (c)	826,000	9,086,000
Gilead Sciences, Inc. (a)	984,800	32,380,224
ImClone Systems, Inc. (a)	370,047	3,217,559
Millennium Pharmaceuticals, Inc. (a)	1,863,880	22,646,142
Protein Design Labs, Inc. (a)	244,200	2,652,012
		122,887,987
Health Care Equipment & Supplies - 3.1%
Baxter International, Inc.	1,406,900	62,536,705
Boston Scientific Corp. (a)	2,202,800	64,586,096
Medtronic, Inc.	3,133,100	134,253,335
St. Jude Medical, Inc. (a)	426,900	31,526,565
Zimmer Holdings, Inc. (a)	949,475	33,858,279
		326,760,980

	Shares	Value (Note 1)
Health Care Providers & Services - 1.5%
McKesson Corp.	2,797,300	$ 91,471,710
Tenet Healthcare Corp. (a)	570,200	40,797,810
UnitedHealth Group, Inc.	278,700	25,514,985
		157,784,505
Pharmaceuticals - 14.4%
Abbott Laboratories	1,956,000	73,643,400
Barr Laboratories, Inc. (a)	70,200	4,459,806
Bristol-Myers Squibb Co.	3,224,600	82,872,220
Elan Corp. PLC sponsored ADR (a)	3,888,350	21,269,275
Eli Lilly & Co.	739,000	41,679,600
Johnson & Johnson	3,849,100	201,153,966
Merck & Co., Inc.	4,324,360	218,985,590
Pfizer, Inc.	15,540,985	543,934,475
Pharmacia Corp.	1,364,300	51,093,035
Schering-Plough Corp.	2,295,400	56,466,840
Wyeth	3,691,300	188,994,560
		1,484,552,767
TOTAL HEALTH CARE		2,091,986,239
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.5%
Boeing Co.	867,190	39,023,550
General Dynamics Corp.	174,100	18,515,535
Lockheed Martin Corp.	1,961,330	136,312,435
Northrop Grumman Corp.	346,400	43,300,000
Precision Castparts Corp.	681,400	22,486,200
		259,637,720
Airlines - 1.6%
AMR Corp. (a)	2,610,600	44,014,716
Continental Airlines, Inc. Class B (a)	1,268,200	20,012,196
Delta Air Lines, Inc.	2,615,500	52,310,000
Northwest Airlines Corp. (a)	1,771,684	21,366,509
UAL Corp.	2,473,600	28,297,984
		166,001,405
Building Products - 0.1%
Masco Corp.	481,600	13,056,176
Commercial Services & Supplies - 3.5%
Automatic Data Processing, Inc.	1,615,400	70,350,670
Cintas Corp.	583,800	28,857,234
Concord EFS, Inc. (a)	2,969,000	89,485,660
First Data Corp.	2,533,600	94,249,920
Herman Miller, Inc.	741,156	15,045,467
Hewitt Associates, Inc. Class A	14,800	344,840
Paychex, Inc.	916,100	28,664,769
Robert Half International, Inc. (a)	964,600	22,475,180
ServiceMaster Co.	1,034,900	14,198,828
		363,672,568
Construction & Engineering - 0.4%
Fluor Corp.	880,410	34,291,970
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Energizer Holdings, Inc. (a)	481,700	$ 13,208,214
Industrial Conglomerates - 3.4%
3M Co.	168,300	20,700,900
General Electric Co.	8,017,640	232,912,442
Tyco International Ltd.	6,680,500	90,253,555
		343,866,897
TOTAL INDUSTRIALS		1,193,734,950
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 2.5%
Brocade Communications System, Inc. (a)	1,278,600	22,349,928
Cisco Systems, Inc. (a)	11,493,320	160,331,814
Emulex Corp. (a)	149,500	3,365,245
Harris Corp.	459,800	16,663,152
Motorola, Inc.	3,938,500	56,793,170
		259,503,309
Computers & Peripherals - 2.9%
Dell Computer Corp. (a)	5,178,700	135,371,218
EMC Corp. (a)	5,431,100	41,004,805
International Business Machines Corp.	721,970	51,981,840
Network Appliance, Inc. (a)	2,753,600	34,254,784
Sun Microsystems, Inc. (a)	8,450,200	42,335,502
		304,948,149
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	2,515,160	59,483,534
Amphenol Corp. Class A (a)	680,900	24,512,400
AU Optronics Corp. sponsored ADR	1,330,400	11,055,624
PerkinElmer, Inc.	1,001,000	11,061,050
Sanmina-SCI Corp. (a)	2,524,700	15,930,857
Waters Corp. (a)	1,080,400	28,846,680
		150,890,145
Internet Software & Services - 0.8%
Overture Services, Inc. (a)	1,149,471	28,713,786
Yahoo!, Inc. (a)	3,537,300	52,210,548
		80,924,334
Semiconductor Equipment & Products - 11.5%
Advanced Micro Devices, Inc. (a)	4,868,200	47,318,904
Agere Systems, Inc.:
Class A (a)	11,303,645	15,825,103
Class B (a)	1,780,509	2,670,764
Altera Corp. (a)	1,658,580	22,556,688
Analog Devices, Inc. (a)	2,119,200	62,940,240
Applied Materials, Inc. (a)	1,968,700	37,444,674
ASML Holding NV (NY Shares) (a)	4,140,287	62,601,139
California Micro Devices Corp. (a)	2,689	13,660
Chartered Semiconductor Manufacturing Ltd. ADR (a)	2,142,600	42,873,426

	Shares	Value (Note 1)
Integrated Circuit Systems, Inc. (a)	1,287,800	$ 26,000,682
Integrated Device Technology, Inc. (a)	1,134,500	20,579,830
Intel Corp.	15,409,700	281,535,219
Intersil Corp. Class A (a)	2,454,856	52,484,821
KLA-Tencor Corp. (a)	1,227,720	54,007,403
LAM Research Corp. (a)	1,874,200	33,698,116
Lattice Semiconductor Corp. (a)	1,380,800	12,068,192
Micron Technology, Inc. (a)	2,756,300	55,732,386
National Semiconductor Corp. (a)	1,323,700	38,612,329
Novellus Systems, Inc. (a)	820,200	27,886,800
NVIDIA Corp. (a)	970,380	16,671,128
PMC-Sierra, Inc. (a)	766,900	7,109,163
QLogic Corp. (a)	524,437	19,981,050
Semtech Corp. (a)	861,900	23,012,730
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,238,532	42,100,916
Teradyne, Inc. (a)	1,811,200	42,563,200
Texas Instruments, Inc.	3,744,450	88,743,465
United Microelectronics Corp. sponsored ADR	4,689,300	34,466,355
Vitesse Semiconductor Corp. (a)	2,013,700	6,262,607
Xilinx, Inc. (a)	712,900	15,990,347
		1,193,751,337
Software - 8.9%
Compuware Corp. (a)	2,381,904	14,458,157
Electronic Arts, Inc. (a)	841,384	55,573,413
Microsoft Corp. (a)	11,765,623	643,579,576
Network Associates, Inc. (a)	516,900	9,960,663
Oracle Corp. (a)	6,305,370	59,711,854
Red Hat, Inc. (a)	3,011,979	17,680,317
Symantec Corp. (a)	448,200	14,723,370
Synopsys, Inc. (a)	1,362,181	74,661,141
VERITAS Software Corp. (a)	1,432,431	28,347,809
		918,696,300
TOTAL INFORMATION TECHNOLOGY		2,908,713,574
MATERIALS - 0.8%
Chemicals - 0.5%
Lyondell Chemical Co.	3,010,600	45,460,060
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,019,300	14,005,182
Metals & Mining - 0.2%
Arch Coal, Inc.	486,200	11,041,602
Massey Energy Corp.	805,400	10,228,580
		21,270,182
TOTAL MATERIALS		80,735,424
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T Corp.	1,938,400	$ 20,740,880
KT Corp. sponsored ADR	1,090,400	23,607,160
Qwest Communications International, Inc.	8,967,600	25,109,280
TeraBeam Networks (c)	60,800	15,200
Time Warner Telecom, Inc. Class A (a)	1,451,100	2,437,848
		71,910,368
Wireless Telecommunication Services - 0.2%
SK Telecom Co. Ltd. sponsored ADR	554,500	13,746,055
Vodafone Group PLC	7,006,011	9,563,211
		23,309,266
TOTAL TELECOMMUNICATION SERVICES		95,219,634
UTILITIES - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	5,891,100	31,929,762
TOTAL COMMON STOCKS (Cost $10,487,678,636)		10,305,742,121
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (c) (Cost $1,528,257)	88,646	88,646
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 1.89% (b)	81,749,496	81,749,496
Fidelity Securities Lending Cash Central Fund, 1.93% (b)	119,264,882	119,264,882
TOTAL MONEY MARKET FUNDS (Cost $201,014,378)		201,014,378
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $10,690,221,271)	10,506,845,145
NET OTHER ASSETS - (1.7)%	(174,017,513)
NET ASSETS - 100%	$10,332,827,632
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies Series E	9/19/00	$ 1,528,257
Geneprot, Inc.	7/7/00	$ 4,543,000
TeraBeam Networks	4/7/00	$ 228,000
Other Information

Purchases and sales of securities, other than short-term securities, aggregated $5,936,005,943 and $6,333,830,032, respectively, of which long-term U.S. government and government agency obligations aggregated $0 and $3,701,217, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $545,069 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,189,846 or 0.1% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were out-standing amounted to $28,209,396. The weighted average interest rate was 1.87%. At period end there were no interfund loans outstanding.

Income Tax Information

At June 30, 2002, the aggregate cost of investment securities for income tax purposes was $10,861,681,460. Net unrealized depreciation aggregated $354,836,315, of which $1,466,729,472 related to appreciated investment securities and $1,821,565,787 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $2,090,079,000 all of which will expire on December 31, 2009.

Growth Portfolio

See accompanying notes which are an integral part of the financial statements.

Fidelity Variable Insurance Products: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2002 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $108,824,652) (cost $10,690,221,271) - See accompanying schedule		$ 10,506,845,145
Foreign currency held at value (cost $157,766)		158,031
Receivable for investments sold		95,307,830
Receivable for fund shares sold		4,195,312
Dividends receivable		8,007,220
Interest receivable		43,598
Other receivables		956,304
Total assets		10,615,513,440
Liabilities
Payable to custodian bank	$ 46,936
Payable for investments purchased	141,047,488
Payable for fund shares redeemed	16,519,086
Accrued management fee	5,245,265
Distribution fees payable	162,140
Other payables and accrued expenses	400,011
Collateral on securities loaned, at value	119,264,882
Total liabilities		282,685,808
Net Assets		$ 10,332,827,632
Net Assets consist of:
Paid in capital		$ 13,307,463,937
Undistributed net investment income		1,561,051
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,792,829,327)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(183,368,029)
Net Assets		$ 10,332,827,632
Initial Class: Net Asset Value, offering price and redemption price per share ($8,789,519,602 ÷ 324,545,627 shares)		$ 27.08
Service Class: Net Asset Value, offering price and redemption price per share ($1,323,866,965 ÷ 49,052,884 shares)		$ 26.99
Service Class 2: Net Asset Value, offering price and redemption price per share ($219,354,581 ÷ 8,168,279 shares)		$ 26.85
Service Class 2R: Net Asset Value, offering price and redemption price per share ($86,484 ÷ 3,221 shares)		$ 26.85

Statement of Operations

	Six months ended June 30, 2002 (Unaudited)
Investment Income
Dividends		$ 41,401,167
Interest		470,065
Security lending		553,750
Total income		42,424,982
Expenses
Management fee	$ 35,830,483
Transfer agent fees	4,102,192
Distribution fees	1,052,014
Accounting and security lending fees	501,973
Non-interested trustees' compensation	37,513
Custodian fees and expenses	117,397
Registration fees	5,778
Audit	38,323
Legal	60,446
Interest	65,740
Miscellaneous	245,588
Total expenses before reductions	42,057,447
Expense reductions	(2,995,610)	39,061,837
Net investment income (loss)		3,363,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(621,641,228)
Foreign currency transactions	160,005
Total net realized gain (loss)		(621,481,223)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,897,711,900)
Assets and liabilities in foreign currencies	(6,161)
Total change in net unrealized appreciation (depreciation)		(1,897,718,061)
Net gain (loss)		(2,519,199,284)
Net increase (decrease) in net assets resulting from operations		$ (2,515,836,139)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2002 (Unaudited)	Year ended December 31, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,363,145	$ 25,955,845
Net realized gain (loss)	(621,481,223)	(2,008,980,783)
Change in net unrealized appreciation (depreciation)	(1,897,718,061)	(1,103,298,763)
Net increase (decrease) in net assets resulting from operations	(2,515,836,139)	(3,086,323,701)
Distributions to shareholders from net investment income	(25,839,894)	(10,651,148)
Distributions to shareholders from net realized gain	-	(1,124,534,087)
Total distributions	(25,839,894)	(1,135,185,235)
Share transactions - net increase (decrease)	(431,389,021)	105,985,623
Total increase (decrease) in net assets	(2,973,065,054)	(4,115,523,313)
Net Assets
Beginning of period	13,305,892,686	17,421,415,999
End of period (including undistributed net investment income of $1,561,051 and undistributed net investment income of $24,523,436, respectively)	$ 10,332,827,632	$ 13,305,892,686
Other Information:
Share Transactions	Six months ended June 30, 2002 (Unaudited)
Shares	Initial Class	Service Class	Service Class 2	Service Class 2R A
Sold	14,326,418	4,566,332	3,843,134	3,221
Reinvested	745,326	62,377	7,951	-
Redeemed	(31,450,879)	(5,032,053)	(1,426,025)	-
Net increase (decrease)	(16,379,135)	(403,344)	2,425,060	3,221
Dollar s
Sold	$ 458,501,180	$ 145,619,022	$ 120,625,461	$ 100,000
Reinvested	23,619,367	1,970,483	250,044	-
Redeemed	(981,230,058)	(155,660,915)	(45,183,605)	-
Net increase (decrease)	$ (499,109,511)	$ (8,071,410)	$ 75,691,900	$ 100,000

	Year ended December 31, 2001
Shares	Initial Class	Service Class	Service Class 2	Service Class 2R A
Sold	39,041,869	13,312,909	5,569,506	-
Reinvested	24,560,455	3,016,784	119,736	-
Redeemed	(78,112,878)	(9,325,901)	(1,260,574)	-
Net increase (decrease)	(14,510,554)	7,003,792	4,428,668	-
Dollars
Sold	$ 1,384,695,642	$ 479,702,662	$ 192,198,699	-
Reinvested	1,006,978,664	123,326,141	4,880,430	-
Redeemed	(2,719,903,391)	(324,004,271)	(41,888,953)	-
Net increase (decrease)	$ (328,229,085)	$ 279,024,532	$ 155,190,176	-

Distributions	Six months ended June 30, 2002 (Unaudited)
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 23,619,367	$ 1,970,483	$ 250,044	$ -
From net realized gain	-	-	-	-
Total	$ 23,619,367	$ 1,970,483	$ 250,044	$ -

	Year ended December 31, 2001
	Initial Class	Service Class	Service Class 2	Service Class 2R A
From net investment income	$ 10,599,775	$ -	$ 51,373	$ -
From net realized gain	996,378,889	123,326,141	4,829,057	-
Total	$ 1,006,978,664	$ 123,326,141	$ 4,880,430	$ -

A Commencement of sale of shares April 24, 2002.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14
Income from Investment Operations
Net investment income (loss) E	.01	.07	.03	.07	.08	.20
Net realized and unrealized gain (loss)	(6.47)	(7.27)	(5.27)	15.10	12.85	6.91
Total from investment operations	(6.46)	(7.20)	(5.24)	15.17	12.93	7.11
Distributions from net investment income	(.07)	(.03)	(.06)	(.08)	(.19)	(.21)
Distributions from net realized gain	-	(2.82)	(5.97)	(5.03)	(4.97)	(.94)
Total distributions	(.07)	(2.85)	(6.03)	(5.11)	(5.16)	(1.15)
Net asset value, end of period	$ 27.08	$ 33.61	$ 43.66	$ 54.93	$ 44.87	$ 37.10
Total Return B, C, D	(19.25)%	(17.67)%	(10.96)%	37.44%	39.49%	23.48%
Ratios to Average Net Assets F
Expenses before expense reductions	.67% A	.68%	.65%	.66%	.68%	.69%
Expenses net of voluntary waivers, if any	.67% A	.68%	.65%	.66%	.68%	.69%
Expenses net of all reductions	.62% A	.65%	.64%	.65%	.66%	.67%
Net investment income (loss)	.07% A	.19%	.07%	.14%	.21%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,789,520	$ 11,458,659	$ 15,517,271	$ 17,142,411	$ 11,243,824	$ 7,727,132
Portfolio turnover rate	97% A	105%	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09	$ 36.92
Income from Investment Operations
Net investment income (loss) E	-	.03	(.02)	.02	.06	.03
Net realized and unrealized gain (loss)	(6.45)	(7.24)	(5.25)	15.07	12.83	.14
Total from investment operations	(6.45)	(7.21)	(5.27)	15.09	12.89	.17
Distributions from net investment income	(.04)	-	(.05)	(.08)	(.19)	-
Distributions from net realized gain	-	(2.82)	(5.97)	(5.03)	(4.97)	-
Total distributions	(.04)	(2.82)	(6.02)	(5.11)	(5.16)	-
Net asset value, end of period	$ 26.99	$ 33.48	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Total Return B, C, D	(19.28)%	(17.74)%	(11.05)%	37.29%	39.38%	.46%
Ratios to Average Net Assets G
Expenses before expense reductions	.78% A	.78%	.76%	.77%	.80%	.79% A
Expenses net of voluntary waivers, if any	.78% A	.78%	.76%	.77%	.80%	.79% A
Expenses net of all reductions	.73% A	.75%	.74%	.75%	.75%	.77% A
Net investment income (loss)	(.03)% A	.09%	(.04)%	.04%	.15%	.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,323,867	$ 1,655,758	$ 1,847,051	$ 916,330	$ 136,142	$ 2,015
Portfolio turnover rate	97% A	105%	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2002	Years ended December 31,
	(Unaudited)	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 33.34	$ 43.43	$ 53.40
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	(.09)
Net realized and unrealized gain (loss)	(6.42)	(7.22)	(3.86)
Total from investment operations	(6.45)	(7.24)	(3.95)
Distributions from net investment income	(.04)	(.03)	(.05)
Distributions from net realized gain	-	(2.82)	(5.97)
Total distributions	(.04)	(2.85)	(6.02)
Net asset value, end of period	$ 26.85	$ 33.34	$ 43.43
Total Return B, C, D	(19.36)%	(17.87)%	(8.88)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A	.93%	.91% A
Expenses net of voluntary waivers, if any	.94% A	.93%	.91% A
Expenses net of all reductions	.89% A	.90%	.90% A
Net investment income (loss)	(.19)% A	(.06)%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,355	$ 191,475	$ 57,095
Portfolio turnover rate	97% A	105%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period January 12, 2000 (commencement of sale of shares) to December 31, 2000.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class 2R

Six months ended June 30, 2002
(Unaudited) F
Selected Per-Share Data
Net asset value, beginning of period	$ 31.05
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	(4.19)
Total from investment operations	(4.20)
Net asset value, end of period	$ 26.85
Total Return B, C, D	(13.53)%
Ratios to Average Net Assets G
Expenses before expense reductions	.94% A
Expenses net of voluntary waivers, if any	.94% A
Expenses net of all reductions	.89% A
Net investment income (loss)	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86
Portfolio turnover rate	97% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 24, 2002 (commencement of sale of shares) to June 30, 2002.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Growth Portfolio

Notes to Financial Statements

For the period ended June 30, 2002 (Unaudited)

1. Significant Accounting Policies.

Equity-Income Portfolio, and Growth Portfolio (the funds) are funds of Variable Insurance Products Fund. Contrafund Portfolio (the fund) is a fund of Variable Insurance Products Fund II. The Variable Insurance Products Fund and Variable Insurance Products Fund II (the trusts) (referred to in this report as Fidelity Variable Insurance Products) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes witheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

supervision of the Board of Trustees. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, market discount, contingent interest, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees.

Service Class 2R shares held less than 60 days are subject to a short-term trading fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the funds, is accounted for as an addition to paid in capital.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in each applicable fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

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2. Operating Policies - continued

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate applied to the average net assets of each fund and a group fee rate. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rates decrease as assets under management increase and increase as assets under management decrease. The annual individual fund fee rate is .30% for Contrafund and Growth Portfolios, and .20% for Equity-Income Portfolio. The group fee rate averaged .28% during the period.

For the period, each fund's total annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Contrafund	.58%
Equity-Income	.48%
Growth	.58%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies, for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Service Class 2R
Contrafund	$ 622,507	$ 367,506	$ 47
Equity-Income	$ 449,710	$ 364,071	$ 49
Growth	$ 781,869	$ 270,101	$ 44

Transfer Agent Fees. Fidelity Investment Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each fund's transfer agent fees were equivalent to an annual rate of .07% of average net assets.

For the period, each class paid FIIOC the following amounts:

Contrafund
Initial Class	$ 2,363,395
Service Class	425,725
Service Class 2	109,681
Service Class 2R	16
$ 2,898,817
Equity-Income
Initial Class	$ 3,093,905
Service Class	305,378
Service Class 2	108,396
Service Class 2R	18
$ 3,507,697
Growth
Initial Class	$ 3,499,342
Service Class	522,521
Service Class 2	80,314
Service Class 2R	15
$ 4,102,192
Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Contrafund	$ 4,659,538
Equity-Income	$ 1,908,752
Growth	$ 453,067

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid a portion of certain funds expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Directed Brokerage	Custody expense reduction

Contrafund	$ 1,508,696	$ 2,131
Equity-Income	$ 553,700	$ 366
Growth	$ 2,993,829	$ 1,781

8. Other Information.

At the end of the period, Fidelity Investments Life Insurance Company (FILI) and its subsidiaries, affiliates of FMR and certain unaffiliated insurance companies, each were the owners of record of more than 10% of the outstanding shares of the following funds:

	FILI %	Number of Unaffiliated Insurance Companies	Unaffiliated Insurance Companies %
Contrafund	16%	2	31%
Equity-Income	13%	1	26%
Growth	12%	2	35%

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
Contrafund Portfolio

Fidelity Management & Research (Far East) Inc.
Contrafund Portfolio

Fidelity Investments Japan Limited
Contrafund Portfolio

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank, New York, NY
Equity-Income Portfolio

Brown Brothers Harriman & Co., Boston, MA
Contrafund Portfolio

Mellon Bank, N.A., Pittsburgh, PA
Growth Portfolio

VIP2R-SANN-0802 157816
1.774934.100